     As Filed with the Securities and Exchange Commission on April 14, 2014

                                                           File Nos. 333-141909
                                                                      811-09327
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 19

                                      And

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                        Post-Effective Amendment No. 139

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                           (Exact Name of Registrant)

                        ALLSTATE LIFE INSURANCE COMPANY
                              (Name of Depositor)

                               3100 Sanders Road
                           Northbrook, Illinois 60062
                                  847-402-5000
   (Address and Telephone Number of Depositor's Principal Executive Offices)

                               ANGELA K. FONTANA
                 Vice President, General Counsel and Secretary
                        Allstate Life Insurance Company
                          3100 Sanders Road, Suite J5B
                           Northbrook, Illinois 60062
                    (Name and Address of Agent for Service)

                                    Copy to:

                                 Allen R. Reed
                  Vice President, Secretary & General Counsel
                           Allstate Distributors, LLC
                          2775 Sanders Road, Suite A2E
                              Northbrook, IL 60062

 Approximate Date of Proposed Sale to the Public: Continuous

 It is proposed that this filing become effective: (check appropriate space)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2014 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

[_] on ______ pursuant to paragraph (a) (i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[_] on ______ pursuant to paragraph (a)(ii) of Rule 485

 Title of Securities Being Offered: Units of interest in the Allstate Financial Advisors Separate Account I under deferred variable annuity contracts.

================================================================================

                                                ALLSTATE LIFE INSURANCE COMPANY
                                         P.O. Box 70179, Philadelphia, PA 19176

 ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY B SERIES ("B SERIES")
 ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY L SERIES ("L SERIES")
 ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY X SERIES ("X SERIES")

 Flexible Premium Deferred Annuities

 PROSPECTUS: MAY 1, 2014


 This prospectus describes three different flexible premium deferred annuity classes issued by Allstate Life Insurance Company ("Allstate Life", "we", "our", or "us"). If you are receiving this prospectus, it is because you currently own one of these products. These Annuities are no longer offered for new sales. Each of the B Series, L Series, and X Series is a class within a single annuity contract, rather than a separate annuity contract under State insurance law. For convenience in this prospectus, we sometimes refer to each of these annuity classes as an "Annuity", and to the classes collectively as the "Annuities." We also sometimes refer to each class by its specific name (e.g., the "B Series"). This prospectus describes the important features of the Annuities. The prospectus also describes differences among the Annuities which include differences in the fees and charges you pay and variations in some product features such as the availability of certain bonus amounts. Each Annuity or certain of its investment options and/or features may not be available in all states. There may also be differences in the compensation paid to your financial professional for each Annuity. Differences in compensation among different annuities could influence a financial professional's decision as to which annuity to recommend to you. In addition, selling broker-dealer firms through which each Annuity was sold may decline to make available to their customers certain of the optional features offered generally under the Annuity. Alternatively, such firms may restrict the availability of the optional benefits that they do make available to their customers (e.g., by imposing a lower maximum issue age for certain optional benefits than what is prescribed generally under the Annuity). Selling broker-dealer firms may not make available or may not recommend all the Annuities and/or benefits in this prospectus and/or may restrict the availability of the Annuity based on certain criteria. Please speak to your registered representative for further details. The guarantees provided by the variable annuity contracts and the optional benefits are the obligations of and subject to the claims paying ability of Allstate Life. Each Annuity or certain of its investment options and/or features may not be available in all states. Certain terms are capitalized in this prospectus. Those terms are either defined in the Glossary of Terms or in the context of the particular section. Because the X Series grants credit amounts with respect to your purchase payments, the expenses of the X Series may be higher than expenses for an annuity without a credit. In addition, the amount of the credits that you receive under the X Series may be more than offset over time by the additional fees and charges associated with the credit. All Series of this Annuity are no longer offered for new sales, however, existing owners may continue to make purchase payments.

 THE SUB-ACCOUNTS
 Each Sub-account of the Allstate Financial Advisors Separate Account I ("Separate Account") invests in an underlying mutual fund portfolio ("Portfolio"). The Allstate Financial Advisors Separate Account I is a separate account of Allstate Life, and is the investment vehicle in which your Purchase Payments are held. Currently, portfolios of the Advanced Series Trust are being offered. For the L Series only, portfolios of ProFund VP are also being offered. See the following page for a complete list of Sub-accounts. Certain Sub-accounts are not available if you participate in an optional living benefit - see "INVESTMENT OPTIONS" later in this prospectus for details.

 PLEASE READ THIS PROSPECTUS
 Please read this prospectus and the current prospectus for the underlying mutual funds. Keep them for future reference.

 AVAILABLE INFORMATION

 We have also filed a Statement of Additional Information, dated May 1, 2014 that is available from us, without charge, upon your request. The contents of the Statement of Additional Information are described on page 109. The Statement of Additional Information is incorporated by reference into this prospectus. This prospectus is part of the registration statement we filed with the SEC regarding this offering. Additional information on us and this offering is available in the registration statement and the exhibits thereto. You may review and obtain copies of these materials at the prescribed rates from the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C., 20549. (See file number 333-141909). These documents, as well as documents incorporated by reference, may also be obtained through the SEC's Internet Website (www.sec.gov) for this registration statement as well as for other registrants that file electronically with the SEC. Please see the section of this Prospectus entitled "How To Contact Us" for our Service Office address.

 In compliance with U.S. law, Allstate Life delivers this prospectus to current contract owners that reside outside of the United States.


 These Annuities are NOT deposits or obligations of, or issued, guaranteed or endorsed by, any bank, are NOT insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency. An investment in an annuity involves investment risks, including possible loss of value, even with respect to amounts allocated to the AST Money Market Sub-account.

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 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
 THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
                  FOR FURTHER INFORMATION CALL: 1-866-695-2647

                              INVESTMENT OPTIONS

      (Certain investment options may not be available with your Annuity)

 Advanced Series Trust
   AST Academic Strategies Asset Allocation
   AST Advanced Strategies
   AST AQR Emerging Markets Equity
   AST AQR Large-Cap
   AST Balanced Asset Allocation
   AST BlackRock Global Strategies
   AST BlackRock iShares ETF


   AST Bond Portfolio 2016
   AST Bond Portfolio 2018
   AST Bond Portfolio 2019
   AST Bond Portfolio 2020
   AST Bond Portfolio 2021
   AST Bond Portfolio 2022
   AST Bond Portfolio 2023
   AST Bond Portfolio 2024

   AST Bond Portfolio 2025

   AST Capital Growth Asset Allocation
   AST ClearBridge Dividend Growth
   AST Cohen & Steers Realty
   AST Defensive Asset Allocation
   AST Federated Aggressive Growth
   AST FI Pyramis(R) Asset Allocation

   AST FI Pyramis(R) Quantitative

   AST Franklin Templeton Founding Funds Allocation**
   AST Franklin Templeton Founding Funds Plus
   AST Global Real Estate


   AST Goldman Sachs Large-Cap Value
   AST Goldman Sachs Mid-Cap Growth
   AST Goldman Sachs Multi-Asset
   AST Goldman Sachs Small-Cap Value

   AST Herndon Large-Cap Value

   AST High Yield
   AST International Growth
   AST International Value
   AST Investment Grade Bond
   AST J. P. Morgan Global Thematic
   AST J. P. Morgan International Equity
   AST J. P. Morgan Strategic Opportunities
   AST Jennison Large-Cap Growth
   AST Jennison Large-Cap Value
   AST Large-Cap Value

   AST Loomis Sayles Large-Cap Growth

   AST Lord Abbett Core Fixed Income


   AST MFS Global Equity
   AST MFS Growth
   AST MFS Large-Cap Value
   AST Mid-Cap Value
   AST Money Market
   AST Neuberger Berman Core Bond
   AST Neuberger Berman Mid-Cap Growth
   AST Neuberger Berman/LSV Mid-Cap Value
   AST New Discovery Asset Allocation
   AST Parametric Emerging Markets Equity
   AST PIMCO Limited Maturity Bond
   AST PIMCO Total Return Bond
   AST Preservation Asset Allocation
   AST Prudential Core Bond
   AST Prudential Growth Allocation
   AST QMA Emerging Markets Equity
   AST QMA Large-Cap
   AST QMA US Equity Alpha
   AST Quantitative Modeling
   AST RCM World Trends
   AST Schroders Global Tactical
   AST Schroders Multi-Asset World Strategies
   AST Small-Cap Growth
   AST Small-Cap Value
   AST T. Rowe Price Asset Allocation
   AST T. Rowe Price Equity Income
   AST T. Rowe Price Large-Cap Growth
   AST T. Rowe Price Natural Resources
   AST Templeton Global Bond
   AST Wellington Management Hedged Equity
   AST Western Asset Core Plus Bond
   AST Western Asset Emerging Markets Debt

 ProFunds VP*
   ProFund VP Consumer Goods
   ProFund VP Consumer Services
   ProFund VP Financials
   ProFund VP Health Care
   ProFund VP Industrials
   ProFund VP Large-Cap Growth
   ProFund VP Large-Cap Value
   ProFund VP Mid-Cap Growth
   ProFund VP Mid-Cap Value
   ProFund VP Real Estate
   ProFund VP Small-Cap Growth
   ProFund VP Small-Cap Value
   ProFund VP Telecommunications
   ProFund VP Utilities

 * Available only in the L Series.



   **No longer offered for new investment. See description regarding the Portfolio in "Investment Options."

                                   CONTENTS



GLOSSARY OF TERMS..........................................................................  1

SUMMARY OF CONTRACT FEES AND CHARGES.......................................................  4

EXPENSE EXAMPLES........................................................................... 12

SUMMARY.................................................................................... 13

INVESTMENT OPTIONS......................................................................... 17

 WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?........................ 17
 WHAT ARE THE FIXED RATE OPTIONS?.......................................................... 26

FEES AND CHARGES........................................................................... 27

 WHAT ARE THE CONTRACT FEES AND CHARGES?................................................... 27
 WHAT CHARGES APPLY TO THE FIXED RATE OPTIONS?............................................. 28
 WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYMENT OPTION?................................. 29
 EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES................................................. 29

PURCHASING YOUR ANNUITY.................................................................... 30

 WHAT ARE OUR REQUIREMENTS FOR PURCHASING ONE OF THE ANNUITIES?............................ 30

MANAGING YOUR ANNUITY...................................................................... 32

 MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?........................... 32
 MAY I RETURN MY ANNUITY IF I CHANGE MY MIND?.............................................. 33
 MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?.................................................. 33
 MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?.............................. 33
 MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?.......................... 33

MANAGING YOUR ACCOUNT VALUE................................................................ 34

 HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?.............................................. 34
 HOW DO I RECEIVE A LONGEVITY CREDIT UNDER THE X SERIES?................................... 34
 HOW ARE LONGEVITY CREDITS APPLIED TO MY ACCOUNT VALUE UNDER THE X SERIES?................. 34
 HOW DO I RECEIVE A PURCHASE CREDIT UNDER THE X SERIES?.................................... 34
 HOW IS EACH PURCHASE CREDIT APPLIED TO MY ACCOUNT VALUE UNDER THE X SERIES ANNUITY?....... 34
 ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?................ 35
 DO YOU OFFER MORE THAN ONE DOLLAR COST AVERAGING PROGRAM?................................. 36
 DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?.......................................... 37
 MAY I GIVE MY FINANCIAL PROFESSIONAL PERMISSION TO FORWARD TRANSACTION INSTRUCTIONS?...... 37

ACCESS TO ACCOUNT VALUE.................................................................... 38

 WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?.......................................... 38
 ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS FROM NON-QUALIFIED ANNUITIES?................ 38
 CAN I WITHDRAW A PORTION OF MY ANNUITY?................................................... 38
 HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?............................................. 39
 CAN I MAKE PERIODIC WITHDRAWALS FROM MY ANNUITY DURING THE ACCUMULATION PERIOD?........... 39
 DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTIONS 72(t)/72(q) OF THE INTERNAL REVENUE
   CODE?................................................................................... 39
 WHAT ARE REQUIRED MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM?............... 40
 CAN I SURRENDER MY ANNUITY FOR ITS VALUE?................................................. 40
 WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?............................... 41
 WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?.............................................. 41
 HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?...................................... 42

LIVING BENEFITS............................................................................ 43

 DO YOU OFFER BENEFITS DESIGNED TO PROVIDE INVESTMENT PROTECTION FOR OWNERS WHILE THEY ARE
   ALIVE?.................................................................................. 43
 TRUEACCUMULATION - HIGHEST DAILY (NO LONGER AVAILABLE FOR NEW ELECTIONS).................. 44
 GUARANTEED MINIMUM INCOME BENEFIT (GMIB) (NO LONGER AVAILABLE FOR NEW ELECTIONS).......... 50
 TRUEINCOME (NO LONGER AVAILABLE FOR NEW ELECTIONS)........................................ 53
 TRUEINCOME - SPOUSAL (NO LONGER AVAILABLE FOR NEW ELECTIONS).............................. 58
 TRUEINCOME - HIGHEST DAILY (NO LONGER AVAILABLE FOR NEW ELECTIONS)........................ 61
 TRUEINCOME - HIGHEST DAILY 7 (NO LONGER AVAILABLE FOR NEW ELECTIONS)...................... 69
 TRUEINCOME - SPOUSAL HIGHEST DAILY 7 (NO LONGER AVAILABLE FOR NEW ELECTIONS).............. 77


                                      (i)

DEATH BENEFIT............................................................................  87

 WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?...........................................  87
 BASIC DEATH BENEFIT.....................................................................  87
 OPTIONAL DEATH BENEFITS.................................................................  87
 PAYMENT OF DEATH BENEFITS...............................................................  90

VALUING YOUR INVESTMENT..................................................................  94

 HOW IS MY ACCOUNT VALUE DETERMINED?.....................................................  94
 WHAT IS THE SURRENDER VALUE OF MY ANNUITY?..............................................  94
 HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?.............................................  94
 WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?.............................................  94

TAX CONSIDERATIONS.......................................................................  97

GENERAL INFORMATION...................................................................... 105

 HOW WILL I RECEIVE STATEMENTS AND REPORTS?.............................................. 105
 WHAT IS ALLSTATE LIFE?.................................................................. 105
 WHAT IS THE SEPARATE ACCOUNT?........................................................... 105
 WHAT IS THE LEGAL STRUCTURE OF THE PORTFOLIOS?.......................................... 106
 WHO DISTRIBUTES ANNUITIES OFFERED BY ALLSTATE LIFE?..................................... 107
 FINANCIAL STATEMENTS.................................................................... 109
 HOW TO CONTACT US....................................................................... 109
 LEGAL MATTERS........................................................................... 109
 CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..................................... 109

APPENDIX A - ACCUMULATION UNIT VALUES.................................................... A-1

APPENDIX B - CALCULATION OF OPTIONAL DEATH BENEFITS...................................... B-1

APPENDIX C - FORMULA UNDER TRUEINCOME - HIGHEST DAILY.................................... C-1

APPENDIX D - FORMULA UNDER TRUEACCUMULATION - HIGHEST DAILY.............................. D-1

APPENDIX E - FORMULA UNDER TRUEINCOME - HIGHEST DAILY 7 AND TRUEINCOME - SPOUSAL HIGHEST
  DAILY 7................................................................................ E-1

APPENDIX F - SPECIAL CONTRACT PROVISIONS FOR ANNUITIES ISSUED IN CERTAIN STATES.......... F-1


                                     (ii)

                               GLOSSARY OF TERMS

 Many terms used within this Prospectus are described within the text where they appear. The description of those terms are not repeated in this Glossary of Terms.

 Account Value The value of each allocation to a Sub-account (also referred to as a "variable investment option") plus any Fixed Rate Option prior to the Annuity Date, increased by any earnings, and/or less any losses, distributions and charges. The Account Value is calculated before we assess any applicable Contingent Deferred Sales Charge ("CDSC" or "surrender charge") and/or, other than on an Annuity anniversary, any fee that is deducted from the contract annually in arrears. The Account Value is determined separately for each Sub-account and for each Fixed Rate Option, and then totaled to determine the Account Value for your entire Annuity. With respect to the X Series, the Account Value includes any Longevity Credit we apply, and any Purchase Credits we applied to your Purchase Payments that we are entitled to recover under certain circumstances and the Account Value includes any Longevity Credit we apply. With respect to Annuities with TrueIncome - Highest Daily, Account Value includes the value of any allocation to the Benefit Fixed Rate Account.

 Adjusted Purchase Payments As used in the discussion of certain optional benefits in this prospectus and elsewhere, Adjusted Purchase Payments are Purchase Payments, increased by any Purchase Credits applied to your Account Value in relation to such Purchase Payments, and decreased by any charges deducted from such Purchase Payments.


 Annual Income Amount: This is the annual amount of income you are eligible for life under the optional benefits.


 Annuitization The application of Account Value (or Protected Income Value for the Guaranteed Minimum Income Benefit, if applicable) to one of the available annuity options for the Owner to begin receiving periodic payments for life (or joint lives), for a guaranteed minimum number of payments, or for life with a guaranteed minimum number of payments.

 Annuity Date The date you choose for annuity payments to commence. The Annuity Date must be no later than the first day of the month coinciding with or next following the 95/th/ birthday of the older of the Owner or Annuitant (unless we agree to another date).

 Annuity Year A 12-month period commencing on the Issue Date of the Annuity and each successive 12-month period thereafter.

 Beneficiary Continuation Option Instead of receiving a death benefit in a lump sum or under an annuity option, a beneficiary may choose to receive the death benefit under an alternative death benefit payment option as provided by the Code.

 Benefit Fixed Rate Account A fixed investment option offered as part of this Annuity that is used only if you have elected TrueIncome - Highest Daily. Amounts allocated to the Benefit Fixed Rate Account earn a fixed rate of interest, and are held within our general account. You may not allocate purchase payments to the Benefit Fixed Rate Account. Rather, Account Value is transferred to and from the Benefit Fixed Rate Account only under the pre-determined mathematical formula feature of TrueIncome - Highest Daily.

 Code The Internal Revenue Code of 1986, as amended from time to time.

 Combination 5% Roll-Up and HAV Death Benefit We offer an optional death benefit that, for an additional cost, provides an enhanced level of protection for your beneficiary(ies) by providing the greater of the Highest Anniversary Value Death Benefit or a 5% annual increase on Purchase Payments adjusted for withdrawals.

 Contingent Deferred Sales Charge (CDSC) This is a sales charge that may be deducted when you make a full or partial withdrawal under your Annuity. We refer to this as a "contingent" charge because it is imposed only if you make a withdrawal. The charge is a percentage of each applicable Purchase Payment that is being withdrawn. The period during which a particular percentage applies is measured from the effective date of each Purchase Payment. The amount and duration of the CDSC varies among the X Series, L Series, and B Series. See "Summary of Contract Fees and Charges" for details on the CDSC for each Annuity.


 Excess Income: All or a portion of a Lifetime Withdrawal that exceeds the Annual Income Amount for that benefit year is considered excess income ("Excess Income"). Each withdrawal of Excess Income proportionally reduces the Annual Income Amount for future benefit years.


 Fixed Rate Option An investment option that offers a fixed rate of interest for a specified Guarantee Period during the accumulation period.

 Free Look Under state insurance laws, you have the right, during a limited period of time, to examine your Annuity and decide if you want to keep it. This right is referred to as your "free look" right. The length of this time period is dictated by state law, and may vary depending on whether your purchase is a replacement or not.

 Free Withdrawals You can withdraw a limited amount from your Annuity during each Annuity Year without the application of a CDSC, called the "Free Withdrawal" amount.

 Good Order An instruction received by us, utilizing such forms, signatures, and dating as we require, which is sufficiently complete and clear that we do not need to exercise any discretion to follow such instructions. In your Annuity contract, we may use the term "In Writing" to refer to this general requirement.

 Guaranteed Minimum Income Benefit (GMIB) An optional benefit that, for an additional cost, after a seven-year waiting period, guarantees your ability to begin receiving income from your Annuity in the form of annuity payments based on your total Purchase Payments and an annual increase of 5% on such Purchase Payments adjusted for withdrawals (called the "Protected Income Value"), regardless of the impact of market performance on your Account Value. We no longer offer GMIB.

 Guarantee Period A period of time during the accumulation period where we credit a fixed rate of interest on a Fixed Rate Option.

 Highest Daily Value Death Benefit ("HDV") An optional death benefit that, for an additional cost, provides an enhanced level of protection for your beneficiary(ies) by providing a death benefit equal to the greater of the basic Death Benefit or the Highest Daily Value, less proportional withdrawals. We no longer offer HDV.

 Issue Date The effective date of your Annuity.

 Owner With an Annuity issued as an individual annuity contract, the Owner is either an eligible entity or person named as having ownership rights in relation to the Annuity.

 Portfolio An underlying mutual fund portfolio in which the Separate Account invests.

 Protected Income Value Under the optional Guaranteed Minimum Income Benefit
 (GMIB), the Protected Income Value is a calculation that determines the basis for guaranteed annuity payments.

 Protected Withdrawal Value Under the optional living benefits (other than GMIB), the calculation that determines the basis for guaranteed withdrawals.

 Purchase Credit If you purchase the X series, we apply an additional amount, called a Purchase Credit, to your Account Value with each purchase payment you make.

 Purchase Payment A cash consideration you give to us for the rights, privileges and benefits of the Annuity.

 Separate Account Allstate Financial Advisors Separate Account I of Allstate Life Insurance Company.

 Service Office: The place to which all requests and payments regarding an Annuity are to be sent. We may change the address of the Service Office at any time. Please see the section of this prospectus entitled "How to Contact Us" for the Service Office address.

 Sub-Account We issue your Annuity through our Separate Account. See "What is the Separate Account?" under the General Information section. The Separate Account invests in underlying mutual fund portfolios ("Portfolios"). From an accounting perspective, we divide the Separate Account into a number of sections, each of which corresponds to a particular Portfolio. We refer to each such section of our Separate Account as a "Sub-account".

 Surrender Value The value of your Annuity available upon surrender prior to the Annuity Date. It equals the Account Value as of the date we price the surrender minus any applicable CDSC, annual maintenance fee, tax charge and the charge for any optional benefits and any additional amounts we applied to your Purchase Payments that we may be entitled to recover under certain circumstances.

 TrueAccumulation - Highest Daily A separate optional benefit that, for an additional cost, guarantees a minimum Account Value at one or more future dates and that requires your participation in a program that may transfer your Account Value according to a predetermined mathematical formula. We no longer offer TrueAccumulation - Highest Daily.

 TrueIncome An optional benefit that, for an additional cost, guarantees your ability to withdraw an annual amount equal to a percentage of an initial principal value called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. We no longer offer TrueIncome.

 TrueIncome - Highest Daily An optional benefit available for an additional charge that guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Total Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. We no longer offer TrueIncome - Highest Daily.

 TrueIncome - Highest Daily 7: An optional benefit that, for an additional charge, guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. TrueIncome - Highest Daily 7 is the same class of optional benefit as our TrueIncome - Highest Daily, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and how the lifetime withdrawals are calculated. We no longer offer TrueIncome - Highest Daily 7.

 TrueIncome - Spousal An optional benefit that, for an additional cost, guarantees until the later death of two Designated Lives (as defined in this prospectus) the ability to withdraw an annual amount equal to a percentage of an initial principal value called the Protected Withdrawal Value. Subject to our program rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. We no longer offer TrueIncome - Spousal.

 TrueIncome - Spousal Highest Daily 7: An optional benefit that, for an additional charge, guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. The benefit is the spousal version of the TrueIncome - Highest Daily 7 and is the same class of optional benefit as our TrueIncome - Spousal, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and to how the lifetime withdrawals are calculated. We no longer offer TrueIncome - Spousal Highest Daily 7.

 Unit A measure used to calculate your Account Value in a Sub-account during the accumulation period.

 Valuation Day Every day the New York Stock Exchange is open for trading or any other day the Securities and Exchange Commission requires mutual funds or unit investment trusts to be valued.

                     SUMMARY OF CONTRACT FEES AND CHARGES

 Below is a summary of the fees and charges for the Annuities. Some fees and charges are assessed against each Annuity while others are assessed against assets allocated to the Sub-accounts. The fees and charges that are assessed against an Annuity include any applicable Contingent Deferred Sales Charge, Transfer Fee, Tax Charge and Annual Maintenance Fee. The charges that are assessed against the Sub-accounts are the Mortality and Expense Risk charge, the charge for Administration of the Annuity, and the charge for certain optional benefits you elect. Certain optional benefits deduct a charge from the annuity based on a percentage of a "protected value." Each underlying mutual fund portfolio assesses a fee for investment management, other expenses, and with some mutual funds, a 12b-1 fee. The prospectus for each underlying mutual fund provides more detailed information about the expenses for the underlying mutual funds.

 The following tables provide a summary of the fees and charges you will pay if you surrender your Annuity or transfer Account Value among investment options. These fees and charges are described in more detail within this Prospectus.

                       YOUR TRANSACTION FEES AND CHARGES
                        (assessed against each Annuity)

 CONTINGENT DEFERRED SALES CHARGE (CDSC) /1/
                                    B SERIES

            Yr. 1  Yr. 2  Yr. 3  Yr. 4  Yr. 5  Yr. 6  Yr. 7  Yr. 8+
            --------------------------------------------------------
            7.0%   6.0%   5.0%   4.0%   3.0%   2.0%   1.0%   0.0%
            --------------------------------------------------------

                                    L SERIES

                      Yr. 1  Yr. 2  Yr. 3  Yr. 4  Yr. 5+
                      -----------------------------------
                      7.0%   7.0%   6.0%   5.0%   0.0%
                      -----------------------------------

                                    X SERIES

    Yr. 1  Yr. 2  Yr. 3  Yr. 4  Yr. 5  Yr. 6  Yr. 7  Yr. 8  Yr. 9  Yr. 10+
    -----------------------------------------------------------------------
    9.0%   8.5%   8.0%   7.0%   6.0%   5.0%   4.0%   3.0%   2.0%    0.0%
    -----------------------------------------------------------------------

 1 The Contingent Deferred Sales Charges are assessed as a percentage of each applicable Purchase Payment and deducted upon surrender or withdrawal. For purposes of calculating this charge, we consider the year following the date of each Purchase Payment as Year 1.

             -----------------------------------------------------
                      OTHER TRANSACTION FEES AND CHARGES

                       (assessed against each Annuity)
             -----------------------------------------------------
                FEE/CHARGE      B SERIES    L SERIES    X SERIES
             -----------------------------------------------------
             Transfer Fee/ 1/    $20.00      $20.00      $20.00
             Maximum             $10.00      $10.00      $10.00
             Current
             -----------------------------------------------------
             Tax Charge/ 2/    0% to 3.5%  0% to 3.5%  0% to 3.5%
             -----------------------------------------------------

 1 Currently, we deduct the fee after the 20/th/ transfer each Annuity Year. We guarantee that the number of charge free transfers per Annuity Year will never be less than 8.
 2 In some states a tax is payable, either when Purchase Payments are received, upon surrender or when the Account Value is applied under an annuity option. The tax charge is assessed as a percentage of Purchase Payments, Surrender Value, or Account Value, as applicable. We reserve the right to deduct the charge either at the time the tax is imposed, upon a full surrender of the Annuity, or upon annuitization. See the subsection "Tax Charge" under "Fees and Charges" in this Prospectus.

 The following table provides a summary of the periodic fees and charges you will pay while you own your Annuity, excluding the underlying mutual fund Portfolio annual expenses. These fees and charges are described in more detail within this Prospectus.

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                                    PERIODIC FEES AND CHARGES

                                 (assessed against each Annuity)
---------------------------------------------------------------------------------------------------
        FEE/CHARGE                 B SERIES                L SERIES                X SERIES
Annual Maintenance Fee /1/  Lesser of $35 or 2% of  Lesser of $35 or 2% of  Lesser of $35 or 2% of
                                Account Value           Account Value           Account Value
                            -----------------------------------------------------------------------
  Beneficiary
  Continuation              Lesser of $30 or 2% of  Lesser of $30 or 2% of  Lesser of $30 or 2% of
  Option Only                   Account Value           Account Value           Account Value

      --------------------------------------------------------------------------
      ANNUAL FEES/CHARGES OF THE SUB-ACCOUNTS /2/
      (assessed as a percentage of the daily net assets of the Sub-accounts)
      --------------------------------------------------------------------------
                   FEE/CHARGE                  B SERIES    L SERIES   X SERIES
      Mortality & Expense                       1.00%       1.35%      1.40%
      Risk Charge /3/
      --------------------------------------------------------------------------
      Administration Charge /3/                 0.15%       0.15%      0.15%
      --------------------------------------------------------------------------
      Settlement Service Charge /4/             1.00%       1.00%      1.00%
      --------------------------------------------------------------------------
      Total Annual Charges of the               1.15%       1.50%      1.55%
      Sub-accounts
      (excluding settlement service charge)
      --------------------------------------------------------------------------

 (1)Assessed annually on the Annuity's anniversary date or upon surrender. Only applicable if Account Value is less than $100,000. Fee may differ in certain states. For beneficiaries who elect the Beneficiary Continuation Option, the fee is only applicable if Account Value is less than $25,000 at the time the fee is assessed.
 (2)These charges are deducted daily and apply to the Sub-accounts only.
 (3)The combination of the Mortality and Expense Risk Charge and Administration Charge is referred to as the "Insurance Charge" elsewhere in this Prospectus.
 (4)The Mortality & Expense Risk Charge and the Administration Charge do not apply if you are a beneficiary under the Beneficiary Continuation Option. The Settlement Service Charge applies only if your beneficiary elects the Beneficiary Continuation Option, and is expressed as an annual charge.

 The following table sets forth the charge for each optional benefit under the Annuity. These fees would be in addition to the periodic fees and transaction fees set forth in the tables above. The first column shows the charge for each optional benefit on a maximum and current basis. Then, we show the total expenses you would pay for an Annuity if you purchased the relevant optional benefit. More specifically, we show the total charge for the optional benefit plus the Total Annualized Insurance Fees/Charges applicable to the Annuity. Where the charges cannot actually be totaled (because they are assessed against different base values), we show both individual charges.

----------------------------------------------------------------------------------
                                YOUR OPTIONAL
                               BENEFIT FEES AND
                                 CHARGES /1/
----------------------------------------------------------------------------------
OPTIONAL BENEFIT        OPTIONAL            TOTAL         TOTAL         TOTAL
                      BENEFIT FEE/         ANNUAL        ANNUAL        ANNUAL
                         CHARGE          CHARGE /2/    CHARGE /2/    CHARGE /2/
                   (as a percentage of   for B SERIES  for L SERIES  for X SERIES
                     Sub-account net
                     assets, unless
                   otherwise indicated)
----------------------------------------------------------------------------------
TRUEACCUMULATION
- HIGHEST DAILY
Current and               0.60%             1.75%         2.10%         2.15%
Maximum Charge/3/
(if elected on or
after May 1, 2009)
----------------------------------------------------------------------------------
GUARANTEED
MINIMUM INCOME
BENEFIT (GMIB)
Maximum                   1.00%            1.15% +       1.50% +       1.55% +
Charge (assessed                            1.00%         1.00%         1.00%
against Protected
Income Value)

Current                   0.50%            1.15% +       1.50% +       1.55% +
Charge (assessed                            0.50%         0.50%         0.50%
against Protected
Income Value)
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
                                YOUR OPTIONAL
                               BENEFIT FEES AND
                                 CHARGES /1/
----------------------------------------------------------------------------------
OPTIONAL BENEFIT        OPTIONAL            TOTAL         TOTAL         TOTAL
                      BENEFIT FEE/         ANNUAL        ANNUAL        ANNUAL
                         CHARGE          CHARGE /2/    CHARGE /2/    CHARGE /2/
                   (as a percentage of   for B SERIES  for L SERIES  for X SERIES
                     Sub-account net
                     assets, unless
                   otherwise indicated)
----------------------------------------------------------------------------------
TRUEINCOME
Maximum Charge            1.50%             2.65%         3.00%         3.05%
Current Charge            0.60%             1.75%         2.10%         2.15%
----------------------------------------------------------------------------------
TRUEINCOME -
SPOUSAL
Maximum Charge            1.50%             2.65%         3.00%         3.05%
Current Charge            0.75%             1.90%         2.25%         2.30%
----------------------------------------------------------------------------------
TRUEINCOME -
HIGHEST DAILY
Maximum Charge            1.50%             2.65%         3.00%         3.05%
Current Charge            0.60%             1.75%         2.10%         2.15%
----------------------------------------------------------------------------------
TRUEINCOME -
HIGHEST DAILY 7
Maximum                   1.50%            1.15% +       1.50% +       1.55% +
Charge (assessed                            1.50%         1.50%         1.50%
against the
Protected
Withdrawal Value)

Current                   0.60%            1.15% +       1.50% +       1.55% +
Charge (assessed                            0.60%         0.60%         0.60%
against the
Protected
Withdrawal Value)
----------------------------------------------------------------------------------
TRUEINCOME -
SPOUSAL HIGHEST
DAILY 7
Maximum                   1.50%            1.15% +       1.50% +       1.55% +
Charge (assessed                            1.50%         1.50%         1.50%
against the
Protected
Withdrawal Value)
Current                   0.75%            1.15% +       1.50% +       1.55% +
Charge (assessed                            0.75%         0.75%         0.75%
against the
Protected
Withdrawal Value)
----------------------------------------------------------------------------------
COMBINATION 5%
ROLL-UP AND
HAV DEATH BENEFIT
Current and
Maximum
Charge/3/ (if
elected on or
after May 1, 2009)        0.80%             1.95%         2.30%         2.35%
----------------------------------------------------------------------------------
HIGHEST DAILY             0.50%             1.65%         2.00%         2.05%
VALUE DEATH
BENEFIT ("HDV")
Current and
Maximum Charge/3/
----------------------------------------------------------------------------------
Please refer to the section of this Prospectus that describes each optional benefit for a complete description of the benefit, including any restrictions or limitations that may apply.
----------------------------------------------------------------------------------

 1. HOW CHARGE IS DETERMINED
    TrueAccumulation - Highest Daily: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. If you elected the benefit prior to May 1, 2009, the fees are as follows: The current charge is 0.35% of Sub-account assets. For the B Series, 1.50% total annual charge applies. For the L Series, 1.85% total annual charge applies, and for the X Series, 1.90% total annual charge applies. If you elected the benefit on or after May 1, 2009, the current charge is 0.60% of sub-account assets. For the B Series, 1.75% total annual charge applies. For the L Series, 2.10% total annual charge applies, and for the X Series, 2.15% total annual charge applies. This benefit is no longer available for new elections.

    Guaranteed Minimum Income Benefit: Charge for this benefit is assessed against the GMIB Protected Income Value ("PIV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts and the Fixed Allocations. For B Series, 0.50% of PIV for GMIB is in addition to 1.15% annual charge. For the L Series, 0.50% of PIV for GMIB is in addition to 1.50% annual charge. For the X Series, 0.50% of PIV for GMIB is in addition to 1.55% annual charge. This benefit is no longer available for new elections. This benefit is described on page 50.
    TrueIncome: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. For B Series, 1.75% total annual charge applies. For L Series, 2.10% total annual charge applies. For X Series, 2.15% total annual charge applies. This benefit is no longer available for new elections. This benefit is described on page 53.
    TrueIncome - Spousal: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. For B Series, 1.90% total annual charge applies. For L Series, 2.25% total annual charge applies. For X Series, 2.30% total annual charge applies. This benefit is no longer available for new elections. This benefit is described on page 58. TrueIncome Highest Daily: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. For B Series, 1.75% total annual charge applies. For L Series, 2.10% total annual charge applies. For X Series, 2.15% total annual charge applies. This benefit is no longer available for new elections. This benefit is described on page 61.

    TrueIncome - Highest Daily 7: Charge for this benefit is assessed against the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For B Series, 0.60% of PWV is in addition to 1.15% annual charge. For L Series, 0.60% of PWV is in addition to 1.50% annual charge. For X Series, 0.60% of PWV is in addition to 1.55% annual charge. This benefit is no longer available for new elections.
    TrueIncome - Spousal Highest Daily 7: Charge for this benefit is assessed against the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For B Series, 0.75% of PWV is in addition to 1.15% annual charge. For L Series,

    0.75% of PWV is in addition to 1.50% annual charge. For X Series, 0.75% of PWV is in addition to 1.55% annual charge. This benefit is no longer available for new elections.
    Highest Daily Value Death Benefit: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. For B Series, 1.65% total annual charge applies. For L Series, 2.00% total annual charge applies. For X Series, 2.05% total annual charge applies. This benefit is no longer available for new elections.
    Combination 5% Roll-Up and HAV Death Benefit. Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. For elections prior to May 1, 2009: 0.50% current charge results in 1.65% total annual charge for B Series, 2.00% total annual charge for L Series, and 2.05% total annual charge for X Series. For elections on or after May 1, 2009: 0.80% current charge results in 1.95% total annual charge for B Series, 2.30% total annual charge for L Series, and 2.35% total annual charge for X Series.
 2. The Total Annual Charge includes the Insurance Charge assessed against the average daily net assets allocated to the Sub-accounts. If you elect more than one optional benefit, the Total Annual Charge would be higher to include the charge for each optional benefit. With respect to TrueIncome - Highest Daily 7 and TrueIncome - Spousal Highest Daily 7, the charge is assessed against the Protected Withdrawal Value.
 3. Our reference in the fee table to "current and maximum" charge does not connote that we have the authority to increase the charge for Annuities that already have been issued. Rather, the reference indicates that there is no maximum charge to which the current charge could be increased for existing Annuities. However, our State filings may have included a provision allowing us to impose an increased charge for newly-issued Annuities.


 The following table provides the range (minimum and maximum) of the total annual expenses for the underlying mutual funds ("Portfolios") as of December 31, 2013 before any contractual waivers and expense reimbursements. Each figure is stated as a percentage of the underlying Portfolio's average daily net assets.



             -----------------------------------------------------
                 TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
             -----------------------------------------------------
                                                 MINIMUM  MAXIMUM
             -----------------------------------------------------
             Total Portfolio Operating Expenses  0.59%    1.92%
             -----------------------------------------------------



 The following are the total annual expenses for each underlying mutual fund ("Portfolio") as of December 31, 2013, except as noted and except if the underlying portfolio's inception date is subsequent to December 31, 2013. The "Total Annual Portfolio Operating Expenses" reflect the combination of the underlying Portfolio's investment management fee, other expenses, any 12b-1 fees, and certain other expenses. Each figure is stated as a percentage of the underlying Portfolio's average daily net assets. For certain of the Portfolios, a portion of the management fee has been contractually waived and/or other expenses have been contractually partially reimbursed, which is shown in the table. The following expenses are deducted by the underlying Portfolio before it provides Allstate Life with the daily net asset value. The underlying Portfolio information was provided by the underlying mutual funds and has not been independently verified by us. See the prospectuses or statements of additional information of the underlying Portfolios for further details. The current prospectus and statement of additional information for the underlying Portfolios can be obtained by calling 1-866-695-2647.



--------------------------------------------------------------------------------------------------------------------------------
                                                UNDERLYING MUTUAL FUND PORTFOLIO
                                                        ANNUAL EXPENSES

                                                (as a percentage of the average
                                                 net assets of the underlying
                                                          Portfolios)
--------------------------------------------------------------------------------------------------------------------------------
                                                           For the year ended December 31, 2013
                          ------------------------------------------------------------------------------------------------------
  UNDERLYING PORTFOLIO                        Distribution                                      Total
                                                 and/or                Broker Fees  Acquired   Annual    Contractual  Net Annual
                                                Service     Dividend   and Expenses Portfolio Portfolio  Fee Waiver   Portfolio
                          Management  Other       Fees     Expense on    on Short    Fees &   Operating  or Expense   Operating
                             Fees    Expenses (12b-1 fees) Short Sales    Sales     Expenses  Expenses  Reimbursement  Expenses
--------------------------------------------------------------------------------------------------------------------------------
Advanced Series Trust
 AST Academic Strategies
  Asset Allocation
  Portfolio                 0.70%     0.03%      0.04%        0.07%       0.02%       0.64%     1.50%       0.00%       1.50%
 AST Advanced Strategies
  Portfolio/ 1/             0.80%     0.03%      0.10%        0.00%       0.00%       0.05%     0.98%      -0.01%       0.97%
 AST AQR Emerging
  Markets Equity
  Portfolio                 1.09%     0.21%      0.10%        0.00%       0.00%       0.00%     1.40%       0.00%       1.40%
 AST AQR Large-Cap
  Portfolio/ 2/             0.72%     0.01%      0.10%        0.00%       0.00%       0.00%     0.83%      -0.17%       0.66%
 AST Balanced Asset
  Allocation Portfolio      0.15%     0.01%      0.00%        0.00%       0.00%       0.81%     0.97%       0.00%       0.97%
 AST Blackrock Global
  Strategies Portfolio      0.97%     0.03%      0.10%        0.00%       0.00%       0.02%     1.12%       0.00%       1.12%
 AST Blackrock iShares
  ETF Portfolio/ 3/         0.89%     0.26%      0.10%        0.00%       0.00%       0.18%     1.43%      -0.41%       1.02%
 AST Bond Portfolio
  2016/ 4/                  0.63%     0.49%      0.10%        0.00%       0.00%       0.00%     1.22%      -0.23%       0.99%
 AST Bond Portfolio 2018    0.63%     0.05%      0.10%        0.00%       0.00%       0.00%     0.78%       0.00%       0.78%
 AST Bond Portfolio 2019    0.63%     0.11%      0.10%        0.00%       0.00%       0.00%     0.84%       0.00%       0.84%
 AST Bond Portfolio 2020    0.63%     0.12%      0.10%        0.00%       0.00%       0.00%     0.85%       0.00%       0.85%
 AST Bond Portfolio 2021    0.63%     0.09%      0.10%        0.00%       0.00%       0.00%     0.82%       0.00%       0.82%
 AST Bond Portfolio 2022    0.63%     0.08%      0.10%        0.00%       0.00%       0.00%     0.81%       0.00%       0.81%

--------------------------------------------------------------------------------------------------------------------------------
                                                UNDERLYING MUTUAL FUND PORTFOLIO
                                                        ANNUAL EXPENSES

                                                (as a percentage of the average
                                                 net assets of the underlying
                                                          Portfolios)
--------------------------------------------------------------------------------------------------------------------------------
                                                           For the year ended December 31, 2013
                          ------------------------------------------------------------------------------------------------------
  UNDERLYING PORTFOLIO                        Distribution                                      Total
                                                 and/or                Broker Fees  Acquired   Annual    Contractual  Net Annual
                                                Service     Dividend   and Expenses Portfolio Portfolio  Fee Waiver   Portfolio
                          Management  Other       Fees     Expense on    on Short    Fees &   Operating  or Expense   Operating
                             Fees    Expenses (12b-1 fees) Short Sales    Sales     Expenses  Expenses  Reimbursement  Expenses
--------------------------------------------------------------------------------------------------------------------------------
 AST Bond Portfolio
  2023/ 5/                  0.63%     0.05%      0.10%        0.00%       0.00%       0.00%     0.78%      -0.01%       0.77%
 AST Bond Portfolio 2024    0.63%     0.09%      0.10%        0.00%       0.00%       0.00%     0.82%       0.00%       0.82%
 AST Bond Portfolio 2025    0.63%     0.05%      0.10%        0.00%       0.00%       0.00%     0.78%       0.00%       0.78%
 AST Capital Growth
  Asset Allocation
  Portfolio                 0.15%     0.01%      0.00%        0.00%       0.00%       0.84%     1.00%       0.00%       1.00%
 AST ClearBridge
  Dividend Growth
  Portfolio/ 6/             0.82%     0.02%      0.10%        0.00%       0.00%       0.00%     0.94%      -0.11%       0.83%
 AST Cohen & Steers
  Realty Portfolio          0.98%     0.03%      0.10%        0.00%       0.00%       0.00%     1.11%       0.00%       1.11%
 AST Defensive Asset
  Allocation Portfolio      0.15%     0.22%      0.00%        0.00%       0.00%       0.75%     1.12%       0.00%       1.12%
 AST Federated
  Aggressive Growth
  Portfolio                 0.93%     0.05%      0.10%        0.00%       0.00%       0.00%     1.08%       0.00%       1.08%
 AST FI Pyramis(R) Asset
  Allocation Portfolio/
  7/                        0.82%     0.05%      0.10%        0.00%       0.00%       0.00%     0.97%      -0.02%       0.95%
 AST FI Pyramis(R)
  Quantitative
  Portfolio/ 8/             0.81%     0.02%      0.10%        0.00%       0.00%       0.00%     0.93%      -0.09%       0.84%
 AST Franklin Templeton
  Founding Funds
  Allocation Portfolio      0.91%     0.02%      0.10%        0.00%       0.00%       0.00%     1.03%       0.00%       1.03%
 AST Franklin Templeton
  Founding Funds Plus
  Portfolio                 0.02%     0.07%      0.00%        0.00%       0.00%       1.01%     1.10%       0.00%       1.10%
 AST Global Real Estate
  Portfolio                 0.99%     0.05%      0.10%        0.00%       0.00%       0.00%     1.14%       0.00%       1.14%
 AST Goldman Sachs
  Large-Cap Value
  Portfolio/ 9/             0.72%     0.02%      0.10%        0.00%       0.00%       0.00%     0.84%      -0.01%       0.83%
 AST Goldman Sachs
  Mid-Cap Growth
  Portfolio/ 10/            0.98%     0.03%      0.10%        0.00%       0.00%       0.00%     1.11%      -0.01%       1.10%
 AST Goldman Sachs
  Multi-Asset Portfolio/
  11/                       0.92%     0.05%      0.10%        0.00%       0.00%       0.00%     1.07%      -0.21%       0.86%
 AST Goldman Sachs
  Small-Cap Value
  Portfolio/ 12/            0.93%     0.03%      0.10%        0.00%       0.00%       0.07%     1.13%      -0.01%       1.12%
 AST Herndon Large-Cap
  Value Portfolio/ 13/      0.83%     0.03%      0.10%        0.00%       0.00%       0.00%     0.96%      -0.04%       0.92%
 AST High Yield Portfolio   0.72%     0.04%      0.10%        0.00%       0.00%       0.00%     0.86%       0.00%       0.86%
 AST International
  Growth Portfolio/ 14/     0.97%     0.05%      0.10%        0.00%       0.00%       0.00%     1.12%      -0.01%       1.11%
 AST International Value
  Portfolio                 0.97%     0.04%      0.10%        0.00%       0.00%       0.00%     1.11%       0.00%       1.11%
 AST Investment Grade
  Bond/ 15/                 0.63%     0.04%      0.10%        0.00%       0.00%       0.00%     0.77%      -0.03%       0.74%
 AST J.P. Morgan Global
  Thematic Portfolio        0.92%     0.05%      0.10%        0.00%       0.00%       0.00%     1.07%       0.00%       1.07%
 AST J.P. Morgan
  International Equity
  Portfolio                 0.86%     0.07%      0.10%        0.00%       0.00%       0.00%     1.03%       0.00%       1.03%
 AST J.P. Morgan
  Strategic
  Opportunities Portfolio   0.97%     0.07%      0.10%        0.11%       0.01%       0.00%     1.26%       0.00%       1.26%
 AST Jennison Large-Cap
  Growth Portfolio          0.88%     0.02%      0.10%        0.00%       0.00%       0.00%     1.00%       0.00%       1.00%
 AST Jennison Large-Cap
  Value Portfolio           0.73%     0.02%      0.10%        0.00%       0.00%       0.00%     0.85%       0.00%       0.85%
 AST Large-Cap Value
  Portfolio                 0.72%     0.02%      0.10%        0.00%       0.00%       0.00%     0.84%       0.00%       0.84%
 AST Loomis Sayles
  Large-Cap Growth
  Portfolio/ 16/            0.87%     0.02%      0.10%        0.00%       0.00%       0.00%     0.99%      -0.06%       0.93%
 AST Lord Abbett Core
  Fixed Income
  Portfolio/ 17/            0.77%     0.02%      0.10%        0.00%       0.00%       0.00%     0.89%      -0.13%       0.76%

--------------------------------------------------------------------------------------------------------------------------------
                                                UNDERLYING MUTUAL FUND PORTFOLIO
                                                        ANNUAL EXPENSES

                                                (as a percentage of the average
                                                 net assets of the underlying
                                                          Portfolios)
--------------------------------------------------------------------------------------------------------------------------------
                                                           For the year ended December 31, 2013
                          ------------------------------------------------------------------------------------------------------
  UNDERLYING PORTFOLIO                        Distribution                                      Total
                                                 and/or                Broker Fees  Acquired   Annual    Contractual  Net Annual
                                                Service     Dividend   and Expenses Portfolio Portfolio  Fee Waiver   Portfolio
                          Management  Other       Fees     Expense on    on Short    Fees &   Operating  or Expense   Operating
                             Fees    Expenses (12b-1 fees) Short Sales    Sales     Expenses  Expenses  Reimbursement  Expenses
--------------------------------------------------------------------------------------------------------------------------------
 AST MFS Global Equity
  Portfolio                 0.99%     0.05%      0.10%        0.00%       0.00%       0.00%     1.14%       0.00%       1.14%
 AST MFS Growth Portfolio   0.87%     0.02%      0.10%        0.00%       0.00%       0.00%     0.99%       0.00%       0.99%
 AST MFS Large-Cap Value
  Portfolio                 0.84%     0.03%      0.10%        0.00%       0.00%       0.00%     0.97%       0.00%       0.97%
 AST Mid-Cap Value
  Portfolio                 0.93%     0.03%      0.10%        0.00%       0.00%       0.00%     1.06%       0.00%       1.06%
 AST Money Market
  Portfolio                 0.47%     0.02%      0.10%        0.00%       0.00%       0.00%     0.59%       0.00%       0.59%
 AST Neuberger Berman
  Core Bond Portfolio       0.68%     0.04%      0.10%        0.00%       0.00%       0.00%     0.82%       0.00%       0.82%
 AST Neuberger Berman
  Mid-Cap Growth
  Portfolio/ 18/            0.88%     0.03%      0.10%        0.00%       0.00%       0.00%     1.01%      -0.01%       1.00%
 AST Neuberger
  Berman/LSV Mid-Cap
  Value Portfolio/ 19/      0.88%     0.03%      0.10%        0.00%       0.00%       0.00%     1.01%       0.00%       1.01%
 AST New Discovery Asset
  Allocation Portfolio/
  20/                       0.83%     0.10%      0.10%        0.00%       0.00%       0.00%     1.03%      -0.01%       1.02%
 AST Parametric Emerging
  Markets Equity
  Portfolio                 1.08%     0.23%      0.10%        0.00%       0.00%       0.00%     1.41%       0.00%       1.41%
 AST PIMCO Limited
  Maturity Bond Portfolio   0.62%     0.04%      0.10%        0.00%       0.00%       0.00%     0.76%       0.00%       0.76%
 AST PIMCO Total Return
  Bond Portfolio            0.60%     0.02%      0.10%        0.00%       0.00%       0.00%     0.72%       0.00%       0.72%
 AST Preservation Asset
  Allocation Portfolio      0.15%     0.01%      0.00%        0.00%       0.00%       0.76%     0.92%       0.00%       0.92%
 AST Prudential Core
  Bond Portfolio/ 21/       0.67%     0.02%      0.10%        0.00%       0.00%       0.00%     0.79%      -0.04%       0.75%
 AST Prudential Growth
  Allocation Portfolio      0.81%     0.02%      0.10%        0.00%       0.00%       0.01%     0.94%       0.00%       0.94%
 AST QMA Emerging
  Markets Equity
  Portfolio                 1.09%     0.24%      0.10%        0.00%       0.00%       0.03%     1.46%       0.00%       1.46%
 AST QMA Large-Cap
  Portfolio                 0.72%     0.02%      0.10%        0.00%       0.00%       0.00%     0.84%       0.00%       0.84%
 AST QMA US Equity Alpha
  Portfolio                 0.99%     0.04%      0.10%        0.22%       0.25%       0.00%     1.60%       0.00%       1.60%
 AST Quantitative
  Modeling Portfolio        0.25%     0.05%      0.00%        0.00%       0.00%       0.88%     1.18%       0.00%       1.18%
 AST RCM World Trends
  Portfolio                 0.91%     0.03%      0.10%        0.00%       0.00%       0.00%     1.04%       0.00%       1.04%
 AST Schroders Global
  Tactical Portfolio        0.91%     0.04%      0.10%        0.00%       0.00%       0.12%     1.17%       0.00%       1.17%
 AST Schroders
  Multi-Asset World
  Strategies Portfolio      1.06%     0.04%      0.10%        0.00%       0.00%       0.12%     1.32%       0.00%       1.32%
 AST Small-Cap Growth
  Portfolio                 0.88%     0.03%      0.10%        0.00%       0.00%       0.00%     1.01%       0.00%       1.01%
 AST Small-Cap Value
  Portfolio                 0.88%     0.03%      0.10%        0.00%       0.00%       0.04%     1.05%       0.00%       1.05%
 AST T. Rowe Price Asset
  Allocation Portfolio      0.79%     0.03%      0.10%        0.00%       0.00%       0.00%     0.92%       0.00%       0.92%
 AST T. Rowe Price
  Equity Income Portfolio   0.72%     0.02%      0.10%        0.00%       0.00%       0.00%     0.84%       0.00%       0.84%
 AST T. Rowe Price
  Large-Cap Growth
  Portfolio                 0.85%     0.02%      0.10%        0.00%       0.00%       0.00%     0.97%       0.00%       0.97%
 AST T. Rowe Price
  Natural Resources
  Portfolio                 0.88%     0.04%      0.10%        0.00%       0.00%       0.00%     1.02%       0.00%       1.02%
 AST Templeton Global
  Bond Portfolio            0.79%     0.09%      0.10%        0.00%       0.00%       0.00%     0.98%       0.00%       0.98%

--------------------------------------------------------------------------------------------------------------------------------
                                                UNDERLYING MUTUAL FUND PORTFOLIO
                                                        ANNUAL EXPENSES

                                                (as a percentage of the average
                                                 net assets of the underlying
                                                          Portfolios)
--------------------------------------------------------------------------------------------------------------------------------
                                                           For the year ended December 31, 2013
                          ------------------------------------------------------------------------------------------------------
  UNDERLYING PORTFOLIO                        Distribution                                      Total
                                                 and/or                Broker Fees  Acquired   Annual    Contractual  Net Annual
                                                Service     Dividend   and Expenses Portfolio Portfolio  Fee Waiver   Portfolio
                          Management  Other       Fees     Expense on    on Short    Fees &   Operating  or Expense   Operating
                             Fees    Expenses (12b-1 fees) Short Sales    Sales     Expenses  Expenses  Reimbursement  Expenses
--------------------------------------------------------------------------------------------------------------------------------
 AST Wellington
  Management Hedged
  Equity Portfolio          0.97%     0.04%      0.10%        0.00%       0.00%       0.02%     1.13%       0.00%       1.13%
 AST Western Asset Core
  Plus Bond Portfolio/
  22/                       0.67%     0.02%      0.10%        0.00%       0.00%       0.00%     0.79%      -0.15%       0.64%
 AST Western Asset
  Emerging Markets Debt
  Portfolio/ 23/            0.84%     0.07%      0.10%        0.00%       0.00%       0.00%     1.01%      -0.05%       0.96%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
ProFund VP/ 24/
 ProFund VP Large-Cap
  Value                     0.75%     0.84%      0.25%        0.00%       0.00%       0.00%     1.84%      -0.16%       1.68%
 ProFund VP Large-Cap
  Growth                    0.75%     0.78%      0.25%        0.00%       0.00%       0.00%     1.78%      -0.10%       1.68%
 ProFund VP Mid-Cap Value   0.75%     0.83%      0.25%        0.00%       0.00%       0.02%     1.85%      -0.15%       1.70%
 ProFund VP Mid-Cap
  Growth                    0.75%     0.79%      0.25%        0.00%       0.00%       0.00%     1.79%      -0.11%       1.68%
 ProFund VP Small-Cap
  Value                     0.75%     0.88%      0.25%        0.00%       0.00%       0.04%     1.92%      -0.20%       1.72%
 ProFund VP Small-Cap
  Growth                    0.75%     0.83%      0.25%        0.00%       0.00%       0.05%     1.88%      -0.15%       1.73%
 ProFund VP Consumer
  Goods                     0.75%     0.76%      0.25%        0.00%       0.00%       0.00%     1.76%      -0.08%       1.68%
 ProFund VP Consumer
  Services                  0.75%     0.78%      0.25%        0.00%       0.00%       0.00%     1.78%      -0.10%       1.68%
 ProFund VP Financials      0.75%     0.78%      0.25%        0.00%       0.00%       0.00%     1.78%      -0.10%       1.68%
 ProFund VP Health Care     0.75%     0.72%      0.25%        0.00%       0.00%       0.00%     1.72%      -0.04%       1.68%
 ProFund VP Industrials     0.75%     0.81%      0.25%        0.00%       0.00%       0.00%     1.81%      -0.13%       1.68%
 ProFund VP Real Estate     0.75%     0.75%      0.25%        0.00%       0.00%       0.00%     1.75%      -0.07%       1.68%
 ProFund VP
  Telecommunications        0.75%     0.73%      0.25%        0.00%       0.00%       0.00%     1.73%      -0.05%       1.68%
 ProFund VP Utilities       0.75%     0.76%      0.25%        0.00%       0.00%       0.00%     1.76%      -0.08%       1.68%



 1 AST Advanced Strategies Portfolio: The Investment Managers have contractually agreed to waive 0.01% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2015 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 2 AST AQR Large-Cap Portfolio: The Investment Managers have contractually agreed to waive 0.17% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2015 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 3 AST BlackRock iShares ETF Portfolio: the Investment Managers have contractually agreed to waive a portion of their investment management fee equal to the acquired fund fees and expenses due to investments in iShares ETFs. In addition, the Investment Managers have contractually agreed to waive a portion of their investment management fee and/or reimburse certain expenses for the Portfolio so that the Portfolio's investment management fees (after the waiver described in the first sentence) and other expenses (including distribution fees, acquired fund fees and expenses due to investments in iShares ETFs, and other expenses excluding taxes, interest and brokerage commissions) do not exceed 1.02% of the Portfolio's average daily net assets through June 30, 2015. This arrangement may not be terminated or modified prior to June 30, 2015, and may be discontinued or modified thereafter.
 4 AST Bond Portfolio 2016: The Investment Managers have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses for each Portfolio so that each Portfolio's investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) do not exceed 0.99% of each Portfolio's average daily net assets through June 30, 2015. This waiver arrangement may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue this expense limitation after June 30, 2015 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 5 AST Bond Portfolio 2023: The distributor of the Portfolio has contractually agreed to waive a portion of its distribution and service (12b-1) fee. The waiver provides for a reduction in the distribution and service fee based on the average daily net assets of each Portfolio. This contractual waiver does not have an expiration or termination date, and may not be modified or discontinued.
 6 AST ClearBridge Dividend Growth Portfolio: The Investment Managers have contractually agreed to waive 0.11% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2015 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 7 AST FI Pyramis(R) Asset Allocation Portfolio: The Investment Managers have contractually agreed to waive 0.018% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2015 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 8 AST FI Pyramis(R) Quantitative Portfolio: The Investment Managers have contractually agreed to waive 0.08% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2015 will be subject to review by the Investment Managers and the Fund's Board of Trustees. In addition, the Investment Managers have contractually agreed to waive 0.013% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2015 will be subject to review by the Investment Managers and the Fund's Board of Trustees.

 9 AST Goldman Sachs Large-Cap Value Portfolio: The Investment Managers have contractually agreed to waive 0.013% of their investment management fee through May 1, 2015. This waiver arrangement may not be terminated or modified prior to May 1, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue this expense limitation after May 1, 2015 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 10 AST Goldman Sachs Mid-Cap Growth Portfolio: The Investment Managers have contractually agreed to waive 0.013% of their investment management fee through May 1, 2015. This contractual investment management fee waiver may not be terminated or modified prior to the expiration date, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue the expense limitation after the expiration date will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 11 AST Goldman Sachs Multi-Asset Portfolio: The Investment Managers have contractually agreed to waive 0.10% of their investment management fee through June 30, 2016. The Investment Managers have additionally agreed to waive 0.10% of their investment management fee through June 30, 2015. The Investment Managers have also contractually agreed to waive 0.013% of their investment management fee through May 1, 2015. Each expense limitation may not be terminated or modified prior to its expiration date, but may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue each expense limitation after its expiration date will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 12 AST Goldman Sachs Small-Cap Value Portfolio: The Investment Managers have contractually agreed to waive 0.013% of their investment management fee through May 1, 2015. This waiver arrangement may not be terminated or modified prior to May 1, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue this expense limitation after May 1, 2015 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 13 AST Herndon Large-Cap Value Portfolio: The Investment Managers have contractually agreed to waive 0.04% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2015 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 14 AST International Growth Portfolio: The Investment Managers have contractually agreed to waive 0.01% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2015 will be subject to review by the Investment Managers and the Fund's Board of Trustees. In addition, the Investment Managers have contractually agreed through May 1, 2015 to waive 0.003% of their investment management fee. This contractual investment management fee waiver may not be terminated or modified prior to May 1, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this fee waiver after May 1, 2015 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 15 AST Investment Grade Bond Portfolio: The distributor of the Portfolio has contractually agreed to waive a portion of its distribution and service (12b-1) fee. The waiver provides for a reduction in the distribution and service fee based on the average daily net assets of each Portfolio. This contractual waiver does not have an expiration or termination date, and may not be modified or discontinued.
 16 AST Loomis Sayles Large-Cap Growth Portfolio: The Investment Managers have contractually agreed to waive 0.06% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2015 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 17 AST Lord Abbett Core Fixed Income Portfolio: The Investment Managers have contractually agreed through June 30, 2015 to waive a portion of their investment management fee, as follows: 0.10% on the first $500 million of average daily net assets; 0.125% of the Portfolio's average daily net assets between $500 million and $1 billion; and 0.15% of the Portfolio's average daily net assets in excess of $1 billion. The expense limitation may not be terminated or modified prior to its expiration date, and may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the expense limitation after its expiration date will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 18 AST Neuberger Berman Mid-Cap Growth Portfolio: The Investment Managers have contractually agreed to waive 0.005% of their investment management fee through May 1, 2015. This waiver arrangement may not be terminated or modified prior to May 1, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue this expense limitation after May 1, 2015 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 19 AST Neuberger Berman/LSV Mid-Cap Value Portfolio: The Investment Managers have contractually agreed to waive 0.003% of their investment management fee through May 1, 2015. This waiver arrangement may not be terminated or modified prior to May 1, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue this expense limitation after May 1, 2015 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 20 AST New Discovery Asset Allocation Portfolio: The Investment Managers have contractually agreed to waive 0.009% their investment management fees through June 30, 2015. In addition, the Investment Managers have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio's investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) do not exceed 1.08% of the Portfolio's average daily net assets through June 30, 2015. The waiver and expense limitation may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the waiver and expense limitation after June 30, 2015 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 21 AST Prudential Core Bond Portfolio: The Investment Managers have contractually agreed to waive a portion of their investment management fees as follows: 0.025% of the Portfolio's average daily net assets between $500 million and $1 billion, and 0.05% of the Portfolio's average daily net assets in excess of $1 billion through June 30, 2015. The contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue this expense limitation after June 30, 2015 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 22 AST Western Asset Core Plus Bond Portfolio: The Investment Managers have contractually agreed to waive 0.15% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2015 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 23 AST Western Asset Emerging Markets Debt Portfolio: The Investment Managers have contractually agreed to waive 0.05% of their investment management fee through June 30, 2015. This waiver arrangement may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue this expense limitation after June 30, 2015 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 24 ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding "Acquired Fund Fees and Expenses"), as a percentage of average daily net assets, exceed 1.68% through April 30, 2015. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

                               EXPENSE EXAMPLES

 These examples are intended to help you compare the cost of investing in one Allstate Life Annuity with the cost of investing in other Allstate Life Annuities and/or other variable annuities. Below are examples for each Annuity showing what you would pay in expenses at the end of the stated time periods if you invested $10,000 in the Annuity and your investment had a 5% return each year.


 The examples reflect the fees and charges listed below for each Annuity as described in "Summary of Contract Fees and Charges":

   .   Insurance Charge.
   .   Contingent Deferred Sales Charge (when and if applicable)
   .   Annual Maintenance Fee
   .   The maximum combination of optional benefits charges

 The examples also assume the following for the period shown:

   . You allocate all of your Account Value to the Sub-account with the maximum gross total operating expenses for 2013, and those expenses remain the same each year*

   .   You make no withdrawals of your Account Value
   .   You make no transfers, or other transactions for which we charge a fee
   .   No tax charge applies

   . You elect the TrueIncome and the Combination 5% Roll-Up and HAV Death Benefit (the maximum combination of optional benefit charges). The maximum charge, rather than the current charge, is deducted for these benefits in the examples. There is no other optional benefit combination that would result in higher maximum charges than those shown in the examples.

   . For the X Series example, expense example calculations are not adjusted to reflect the Purchase Credit. If the Purchase Credit were reflected in the calculations, expenses would be higher.
   .   For the X Series example, the Longevity Credit does not apply.

 Amounts shown in the examples are rounded to the nearest dollar.

 * Note: Not all Portfolios offered as Sub-accounts may be available depending on optional benefit selection, the applicable jurisdiction and selling form.

 THE EXAMPLES ARE ILLUSTRATIVE ONLY - THEY SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE PORTFOLIOS - ACTUAL EXPENSES WILL BE LESS THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE ACCOUNT VALUE TO ANY OTHER AVAILABLE SUB-ACCOUNTS.

 Expense Examples are provided as follows:

 If you surrender your annuity at the end of the applicable time period:


                                1 yr  3 yrs  5 yrs  10 yrs
                     -------------------------------------
                     B SERIES  $1,272 $2,243 $3,252 $6,153
                     -------------------------------------
                     L SERIES  $1,306 $2,438 $3,101 $6,404
                     -------------------------------------
                     X SERIES  $1,510 $2,652 $3,722 $6,439
                     -------------------------------------


 If you annuitize your annuity at the end of the applicable time period: /1/


                                 1 yr 3 yrs 5 yrs  10 yrs
                       ----------------------------------
                       B SERIES  N/A   N/A  $2,952 $6,153
                       ----------------------------------
                       L SERIES  N/A   N/A  $3,101 $6,404
                       ----------------------------------
                       X SERIES  N/A   N/A  $3,122 $6,439
                       ----------------------------------


 If you do not surrender your annuity:


                                1 yr 3 yrs  5 yrs  10 yrs
                      -----------------------------------
                      B SERIES  $572 $1,743 $2,952 $6,153
                      -----------------------------------
                      L SERIES  $606 $1,838 $3,101 $6,404
                      -----------------------------------
                      X SERIES  $610 $1,852 $3,122 $6,439
                      -----------------------------------


 1  You may not annuitize in the first three (3) Annuity Years.

 A Table of accumulation values appears in Appendix A to this Prospectus.

                                    SUMMARY

        Allstate RetirementAccess Variable Annuity B Series ("B Series") Allstate RetirementAccess Variable Annuity L Series ("L Series") Allstate RetirementAccess Variable Annuity X Series ("X Series")


 This Summary describes key features of the variable annuities described in this prospectus. It is intended to help give you an overview, and to point you to sections of the prospectus that provide greater detail. This Summary is intended to supplement the prospectus, so you should not rely on the Summary alone for all the information you need to know before purchase. You should read the entire prospectus for a complete description of the variable annuities. Your Financial Professional can also help you if you have questions.

 What is a variable annuity? A variable annuity is a contract between you and an insurance company. It is designed to help you save money for retirement, and provide income during your retirement. With the help of your financial advisor, you choose how to invest your money within your annuity (subject to certain restrictions; see "Investment Options"). Any allocation that is recommended to you by your financial professional may be different than automatic asset transfers that may be made under the Annuity, such as under a pre-determined mathematical formula used with an optional living benefit. The value of your annuity will rise or fall depending on whether the investment options you choose perform well or perform poorly. Investing in a variable annuity involves risk and you can lose your money. By the same token, investing in a variable annuity can provide you with the opportunity to grow your money through participation in mutual fund-type investments. Your Financial Professional will help you choose the investment options that are suitable for you based on your tolerance for risk and your needs.


 Variable annuities also offer a variety of optional guarantees to receive an income for life, or death benefits for your beneficiaries, or minimum account value guarantees. These benefits provide a degree of insurance in the event your annuity performs poorly. These optional benefits are available for an extra cost, and are subject to limitations and conditions more fully described later in this prospectus. The guarantees are based on the long-term financial strength of the insurance company.

 What does it mean that my variable annuity is "tax deferred"? Because variable annuities are issued by an insurance company, you pay no taxes on any earnings from your annuity until you withdraw the money. You may also transfer among your investment options without paying a tax at the time of the transfer. Until you withdraw the money, tax deferral allows you to keep money invested that would otherwise go to pay taxes. When you take your money out of the variable annuity, however, you will be taxed on the earnings at ordinary income tax rates rather than lower capital gains rates. If you withdraw earnings before you reach age 59 1/2, you also may be subject to a 10% federal tax penalty.

 You could purchase one of our variable annuities as a tax-qualified retirement investment such as an IRA, SEP-IRA, or Roth IRA. Although there is no additional tax advantage to a variable annuity held through one of these plans, you may desire the variable annuities' other features such as guaranteed lifetime income payments or death benefits for use within these plans.

 What variable annuities are offered in this prospectus? This prospectus describes the variable annuities listed below. The annuities differ primarily in how fees are deducted, the investment options offered, and whether the annuity provides credits in certain circumstances. The annuities described in this prospectus are:
..   Allstate RetirementAccess Variable Annuity B Series ("B Series")
..   Allstate RetirementAccess Variable Annuity L Series ("L Series")
..   Allstate RetirementAccess Variable Annuity X Series ("X Series")

 How do I purchase one of the variable annuities? These Annuities are no longer available for new purchases. Our eligibility criteria for purchasing the Annuities are as follows:

                  Product   Maximum Age for  Minimum Initial
                            Initial Purchase Purchase Payment
                  -------------------------------------------
                  B Series         85             $1,000
                  -------------------------------------------
                  X Series         75            $10,000
                  -------------------------------------------
                  L Series         85            $10,000
                  -------------------------------------------

 The "Maximum Age for Initial Purchase" applies to the oldest owner as of the day we would issue the annuity. If the annuity is to be owned by an entity, the maximum age applies to the annuitant as of the day we would issue the annuity. The availability and level of protection of certain optional benefits may also vary based on the age of the owner or annuitant on the issue date of the annuity, the date the benefit is elected, or the date of the owner's death. Please see the section entitled "Living Benefits" and "Death Benefit" for additional information on these benefits.

 You may make additional payments of at least $100 into your annuity at any time, subject to maximums allowed by us and as provided by law.

 After you purchase your annuity you will have usually ten days to examine it and cancel it if you change your mind for any reason. The period of time and the amount returned to you is dictated by State law and is stated on the front cover of your contract. You must cancel your Annuity in writing (referred to as the "freelook period").

 See "What Are the Requirements for Purchasing One of the Annuities" for more detail.

 Where should I invest my money? With the help of your financial professional, you choose where to invest your money within the Annuity. You may choose from a variety of investment options ranging from conservative to aggressive. Certain optional benefits may limit your ability to invest in the investment options otherwise available to you under the Annuity. These investment options participate in mutual fund investments that are kept in a separate account from our other general assets. Although you may recognize some of the names of the money managers, these investment options are designed for variable annuities and are not the same mutual funds available to the general public. You can decide on a mix of investment options that suit your goals. Or, you can choose one of our investment options that participates in several mutual funds according to a specified goal such as balanced asset allocation, or capital growth asset allocation. If you select certain optional benefits, we may limit the investment you may elect. Each of the underlying mutual funds is described by its own prospectus, which you should read before investing. There is no assurance that any investment option will meet its investment objective.

 You may also allocate money to a fixed rate account that earns interest guaranteed by our general assets. We also offer programs to help discipline your investing, such as dollar cost averaging or automatic rebalancing.

 See "Investment Options," and "Managing your Account Value."

 How can I receive income from my Annuity? You can receive income by taking withdrawals or electing annuity payments. If you take withdrawals, you should plan them carefully, because withdrawals may be subject to tax (see "Tax Considerations"), and may be subject to a contingent deferred sales charge (discussed below). You may withdraw up to 10% of your investment each year without being subject to a contingent deferred sales charge.

 You may elect to receive income through annuity payments over your lifetime, also called "annuitization". This option may appeal to those who worry about outliving their Account Value through withdrawals. If you elect to receive annuity payments, you convert your Account Value into a stream of future payments. This means in most cases you no longer have an account value and therefore cannot make withdrawals. We offer different types of annuity options to meet your needs, and you can trade off the benefits and costs that make sense for you. For example, some of our annuity options allow for withdrawals, and some provide a death benefit, while others guarantee payments for life without a death benefit or the ability to make withdrawals.

 See "Access to Account Value."


 Options for Guaranteed Lifetime Withdrawals. We offer optional benefits for an additional fee that guarantee your ability to take withdrawals for life as a percentage of an initial guaranteed benefit base, even after your Account Value falls to zero (unless it does due to a withdrawal of Excess Income). The Account Value has no guarantees, may fluctuate, and can lose value. These benefits may appeal to you if you wish to maintain flexibility and control over your Account Value (instead of converting it to an annuity stream) and want the assurance of predictable income. If you withdraw more than the allowable amount during any year, your future level of guaranteed withdrawals decreases.


 Some of the benefits utilize predetermined transfer formulas to help us manage your guarantee through all market cycles. Please see applicable optional benefits section as well as the Appendices to this prospectus for more information on the formulas.


 In the Living Benefits section, we describe guaranteed minimum withdrawal benefits that allow you to withdraw a specified amount each year for life (or joint lives, for the spousal version of the benefit). Please be aware that if you withdraw more than that amount in a given year (i.e., excess income), that may permanently reduce the guaranteed amount you can withdraw in future years. Please note that if your Account Value is reduced to zero as a result of a withdrawal of Excess Income, both the optional benefit and the Annuity will terminate. Thus, you should think carefully before taking a withdrawal of Excess Income.


 These benefits contain detailed provisions, so please see the following sections of the prospectus for complete details:

..   TrueIncome*
..   TrueIncome - Spousal*
..   TrueIncome - Highest Daily*
..   TrueIncome - Highest Daily 7*
..   TrueIncome - Spousal Highest Daily 7*

 *  No longer available for new elections.

 Options for Guaranteed Accumulation. We offer an optional benefit called TrueAccumulation - Highest Daily for an additional fee that guarantees your account value to a certain level after a period of years. As part of this benefit you are required to invest only in certain permitted investment options. Please see applicable optional benefit section as well as the Appendices of this prospectus for more information on the formula.

 This benefit contains detailed provisions, so please see the following section of the prospectus for complete details:
..   TrueAccumulation - Highest Daily**

 ** No longer available for new elections.

 What happens to my annuity upon death? You may name a beneficiary to receive the proceeds of your annuity upon your death. Your annuity must be distributed within the time periods required by the tax laws. Each of our annuities offers a basic death benefit. The basic death benefit provides your beneficiaries with the greater of your purchase payments less all proportional withdrawals or your value in the annuity at the time of death.

 We also have an optional death benefit for an additional charge:
   .   Combination 5% Roll-up and Highest Anniversary Value Death Benefit:
       Offers the greatest of the basic death benefit, the highest anniversary value death benefit described above, and a value assuming 5% growth of your investment adjusted for withdrawals.


 Each death benefit has certain age restrictions and could only have been elected at the time of contract purchase. For the X Series, there is an adjustment for any Purchase Credits received within 12 months prior to death. Please see the "Death Benefit" section of the Prospectus for more information.


 How do I receive credits?
 With X Series, we apply a credit to your annuity each time you make a purchase payment. Because of the credits, the expenses of the X Series may be higher than other annuities that do not offer credits. The amount of the credit depends on your age at the time the purchase payment is made.

OLDEST OWNER'S AGE ON THE DATE THAT THE PURCHASE         PURCHASE CREDIT ON PURCHASE
       PAYMENT IS APPLIED TO THE ANNUITY          PAYMENTS AS THEY ARE APPLIED TO THE ANNUITY
----------------------------------------------------------------------------------------------
                    0 - 80                                          6.00%*
                    81 - 85                                         3.00%
----------------------------------------------------------------------------------------------

 * For X Series annuities issued prior to December 10, 2007, the credit applicable to ages 0 - 80 is 5%

 With X Series, we also apply a "longevity credit" at the end of your tenth anniversary and every anniversary thereafter. The credit is equal to 0.40% of purchase payments invested with us for more than nine years (less adjustments for any withdrawals). The credit will not apply if your annuity value is zero or less, if you have cumulatively withdrawn more than the amount of eligible purchase payments, or if you annuitize.

 Please see the section entitled "Managing Your Account Value" for more information.

 What are the Annuity's Fees and Charges?
 Contingent Deferred Sales Charge: If you withdraw all or part of your annuity before the end of a period of years, we may deduct a contingent deferred sales charge, or "CDSC". The CDSC is calculated as a percentage of your purchase payment being withdrawn, and the applicable CDSC percentage (as indicated in the table below) depends on the number of years that have elapsed since the Purchase Payment being withdrawn was made. The CDSC is different depending on which annuity you purchase:

              Yr. 1 Yr. 2 Yr. 3 Yr. 4 Yr. 5 Yr. 6 Yr. 7 Yr. 8 Yr. 9 Yr. 10+
    -----------------------------------------------------------------------
    B Series   7.0%  6.0%  5.0%  4.0%  3.0%  2.0%  1.0%  0.0%    --      --
    -----------------------------------------------------------------------
    L Series   7.0%  7.0%  6.0%  5.0%  0.0%    --    --    --    --      --
    -----------------------------------------------------------------------
    X Series   9.0%  8.5%  8.0%  7.0%  6.0%  5.0%  4.0%  3.0%  2.0%    0.0%

 Each year you may withdraw up to 10% of your purchase payments without the imposition of a CDSC. This free withdrawal feature does not apply when fully surrendering your annuity. We may also waive the CDSC under certain circumstances, such as for medically-related circumstances or taking required minimum distributions under a qualified contract.

 Transfer Fee: You may make 20 transfers between investment options each year free of charge. After the 20th transfer, we will charge $10.00 for each transfer. We do not consider transfers made as part of any Dollar Cost Averaging, Automatic Rebalancing or asset allocation program when we count the 20 free transfers. All transfers made on the same day will be treated as one
 (1) transfer. Any transfers made as a result of the mathematical formula used with an optional benefit will not count towards the total transfers allowed.

 Annual Maintenance Fee: Until you start annuity payments, we deduct an Annual Maintenance Fee. The Annual Maintenance Fee is the lesser of $35.00 or 2% of your Account Value. The Annual Maintenance Fee is only deducted if your Account Value is less than $100,000.

 Tax Charge: We may deduct a charge to reimburse us for taxes we may pay on premiums received in certain jurisdictions. The tax charge currently ranges up to 3 1/2% of your Purchase Payments or Account Value and is designed to approximate the taxes that we are required to pay.

 Insurance Charge: We deduct an Insurance Charge. It is an annual charge assessed on a daily basis. It is the combination of the Mortality & Expense Risk Charge and the Administration Charge. The charge is assessed against the daily assets allocated to the Sub-accounts and depends on which annuity you hold:

                    FEE/CHARGE             B Series L Series X Series
          -----------------------------------------------------------
          Mortality & Expense Risk Charge     1.00%    1.35%    1.40%
          -----------------------------------------------------------
          Administration Charge               0.15%    0.15%    0.15%
          -----------------------------------------------------------
          Total Insurance Charge              1.15%    1.50%    1.55%

 Charges for Optional Benefits: If you elect to purchase certain optional benefits, we will deduct an additional charge. For some optional benefits, the charge is deducted from your Account Value allocated to the Sub-accounts. This charge is included in the daily calculation of the Unit Price for each Sub-account. For certain other optional benefits, such as TrueIncome - Highest Daily 7, the charge is assessed against the Protected Withdrawal Value and taken out of the Sub-accounts periodically. Please refer to the section entitled "Summary of Contract Fees and Charges" for the list of charges for each Optional Benefit.

 Settlement Service Charge: If your beneficiary takes the death benefit under a Beneficiary Continuation Option, we deduct a Settlement Service Charge, although the Insurance Charge no longer applies. The charge is assessed daily against the average assets allocated to the Sub-accounts and is equal to an annual charge of 1.00%.

 Fees and expenses incurred by the Portfolios: Each Portfolio incurs total annual operating expenses comprised of an investment management fee, other expenses and any distribution and service (12b-1) fees that may apply. More detailed information about fees and expenses can be found in the prospectuses for the Portfolios. Please see the "Fees and Charges" section of the Prospectus for more information.

 Costs to Sell and Administer Our Variable Annuity: Your financial professional may receive a commission for selling one of our variable annuities to you. We may pay fees to your financial professional's broker dealer firm to cover costs of marketing or administration. These commissions and fees may incent your financial professional to sell our variable annuity instead of one offered by another company. We also receive fees from the mutual fund companies that offer the investment options for administrative costs and marketing. These fees may influence our decision to offer one family of funds over another. If you have any questions you may speak with your financial professional or us. See "General Information".

 Other Information: Please see the section entitled "General Information" for more information about our annuities, including legal information about our company, separate account, and underlying funds.

                              INVESTMENT OPTIONS

 WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?
 Each variable investment option is a Sub-account of the Allstate Financial Advisors Separate Account I (see "What is the Separate Account" for more detailed information). Each Sub-account invests exclusively in one Portfolio. You should carefully read the prospectus for any Portfolio in which you are interested. The Investment Objectives/Policies Chart below classifies each of the Portfolios based on our assessment of their investment style (as of the date of this Prospectus). The chart also provides a description of each Portfolio's investment objective (in italics) and a short, summary description of their key policies to assist you in determining which Portfolios may be of interest to you. There is no guarantee that any Portfolio will meet its investment objective. The Portfolios that you select are your choice - we do not recommend or endorse any particular Portfolio.

 Not all portfolios offered as Sub-accounts may be available depending on optional benefit selection, which contract series you selected, the applicable jurisdiction and selling firm. Thus, if you selected particular optional benefits, you would be precluded from investing in certain Portfolios and therefore would not receive investment appreciation (or depreciation) affecting those Portfolios. You bear the investment risk for amounts allocated to the Portfolios. Please see the General Information section of this prospectus, under the heading concerning "Service Fees" for a discussion of fees that we may receive from underlying mutual funds and /or their affiliates.

 The name of the advisor/sub-advisor for each Portfolio appears next to the description. Those Portfolios whose name include the prefix "AST" are Portfolios of Advanced Series Trust. The Portfolios of Advanced Series Trust are co-managed by AST Investment Services, Inc. and Prudential Investments LLC, both of which are affiliated companies of The Prudential Insurance Company of America. However, a sub-advisor, as noted below, is engaged to conduct day-to-day management.

 The Portfolios are not publicly traded mutual funds. They are only available as investment options in variable annuity contracts and variable life insurance policies issued by insurance companies, or in some cases, to participants in certain qualified retirement plans. However, some of the Portfolios available as Sub-accounts under the Annuities are managed by the same portfolio advisor or sub-advisor as a retail mutual fund of the same or similar name that the Portfolio may have been modeled after at its inception. Certain retail mutual funds may also have been modeled after a Portfolio. While the investment objective and policies of the retail mutual funds and the Portfolios may be substantially similar, the actual investments will differ to varying degrees. Differences in the performance of the funds can be expected, and in some cases could be substantial. You should not compare the performance of a publicly traded mutual fund with the performance of any similarly named Portfolio offered as a Sub-account. Details about the investment objectives, policies, risks, costs and management of the Portfolios are found in the prospectuses for the underlying mutual funds. The current prospectus and statement of additional information for the Portfolios can be obtained by calling 1-866-695-2647.


 Beginning May 1, 2008, we allowed Owners of an L Series Annuity to invest in certain ProFund VP Portfolios. However, effective the same date, we no longer allowed Owners of a B Series or an X Series Annuity to invest in any ProFund VP Portfolios. Nor will we allow beneficiaries who acquire any of the Annuities on or after May 1, 2008 under the Beneficiary Continuation Option to invest in any ProFund VP Portfolios.

 Effective APRIL 29, 2013, the AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO was no longer offered as a Sub-account under the Annuities, except as follows: if at any time prior to April 29, 2013 you had any portion of your Account Value allocated to the AST Franklin Templeton Founding Funds Allocation Sub-account, you may continue to allocate Account Value and make transfers into and/or out of the AST Franklin Templeton Founding Funds Allocation Sub-account, including any electronic funds transfer, dollar cost averaging, asset allocation and rebalancing programs. If you never had a portion of your Account Value allocated to the AST Franklin Templeton Founding Funds Allocation Sub-account prior to April 29, 2013, you cannot allocate Account Value to the AST Franklin Templeton Founding Funds Allocation Sub-account.


 Not all Portfolios offered as Sub-accounts are available if you elect certain optional benefits. The following table lists the currently allowable investment options when you choose certain optional benefits:



 If you select any one of                Then you may only invest among the following Sub-accounts
 the following optional benefits:        (the "Permitted Sub-accounts"):
 TrueIncome                              AST Academic Strategies Asset Allocation Portfolio
 TrueIncome - Spousal                    AST Advanced Strategies Portfolio
 TrueIncome - Highest Daily              AST Balanced Asset Allocation Portfolio
 TrueIncome - Highest Daily 7            AST BlackRock Global Strategies Portfolio
 TrueIncome - Spousal Highest Daily 7    AST BlackRock iShares ETF Portfolio
 Highest Daily Value Death Benefit       AST Capital Growth Asset Allocation Portfolio
                                         AST Defensive Asset Allocation Portfolio
                                         AST FI Pyramis(R) Asset Allocation Portfolio
                                         AST FI Pyramis(R) Quantitative Portfolio
                                         *AST Franklin Templeton Founding Funds Allocation Portfolio


 * no longer available for new investment


            Then you may only invest among the following Sub-accounts
            (the "Permitted Sub-accounts"):
            AST Franklin Templeton Founding Funds Plus Portfolio
            AST Goldman Sachs Multi-Asset Portfolio
            AST J. P. Morgan Global Thematic Portfolio
            AST J. P. Morgan Strategic Opportunities Portfolio
            AST New Discovery Asset Allocation Portfolio
            AST Preservation Asset Allocation Portfolio
            AST Prudential Growth Allocation Portfolio
            AST RCM World Trends Portfolio
            AST Schroders Global Tactical Portfolio
            AST Schroders Multi-Asset World Strategies Portfolio
            AST T. Rowe Price Asset Allocation Portfolio
            AST Wellington Management Hedged Equity Portfolio
        ---------------------------------------------------------------

 Under TrueAccumulation - Highest Daily, the Combination 5% Roll-up and HAV Death Benefit, and the Guaranteed Minimum Income Benefit, all Sub-accounts are permitted except the AST AQR Emerging Markets Equity, AST QMA Emerging Markets Equity, AST Quantitative Modeling, and AST Western Asset Emerging Markets Debt Sub-accounts.


 Certain optional living benefits (e.g., TrueIncome Highest Daily 7) employ a predetermined mathematical formula, under which money is transferred between your chosen variable sub-accounts and a bond portfolio (e.g., the AST Investment Grade Bond Sub-account). Whether or not you elect an optional benefit subject to the predetermined mathematical formula, you should be aware that the operation of the formula may result in large-scale asset flows into and out of the Sub-accounts. These asset flows could adversely impact the portfolios, including their risk profile, expenses and performance. These asset flows impact not only the Permitted Sub-accounts used with the benefits but also the other Sub-accounts, because the portfolios may be used as investments in certain Permitted Sub-accounts that are structured as funds-of-funds. Because transfers between the Sub-accounts and the AST Investment Grade Bond Sub-account can be frequent and the amount transferred can vary from day to day, any of the portfolios could experience the following effects, among others:


    (a)a portfolio's investment performance could be adversely affected by requiring a subadvisor to purchase and sell securities at inopportune times or by otherwise limiting the subadviser's ability to fully implement the portfolio's investment strategy;
    (b)the subadvisor may be required to hold a larger portion of assets in highly liquid securities than it otherwise would hold, which could adversely affect performance if the highly liquid securities underperform other securities (e.g., equities) that otherwise would have been held;
    (c)a portfolio may experience higher turnover than it would have experienced without the formula, which could result in higher operating expense ratios and higher transaction costs for the portfolio compared to other similar funds.

 The asset flows caused by the formula may affect Owners in differing ways. In particular, because the formula is calculated on an individual basis for each contract, on any particular day, some Owners' Account Value may be transferred to a bond portfolio (such as the AST Investment Grade Bond Sub-account) and others Owners' Account Value may not be transferred. To the extent that there is a large transfer of Account Value on a given trading day to the AST Investment Grade Bond Sub-account, and your Account Value is not so transferred, it is possible that the investment performance of the Sub-accounts in which your Account Value remains invested will be negatively affected.

 The efficient operation of the asset flows caused by the formula depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended. For example, it is possible that illiquid markets or other market stress could cause delays in the transfer of cash from one portfolio to another portfolio, which in turn could adversely impact performance.

 Please consult the prospectus for the applicable portfolio for additional information about these effects.

 Additional Information regarding these optional benefits can be found in the "Living Benefits" and "Death Benefit" sections of this Prospectus.


 The following table contains limited information about the portfolios. Before selecting an Investment Option, you should carefully review the summary prospectuses and/or prospectuses for the portfolios, which contain details about the investment objectives, policies, risks, costs and management of the portfolios. You can obtain the summary prospectuses and prospectuses for the portfolios by calling 1-866-695-2647.

     ADVANCED SERIES            STYLE/                    INVESTMENT                            PORTFOLIO
      TRUST ("AST")              TYPE                 OBJECTIVES/POLICIES                        ADVISOR/
      PORTFOLIO NAME                                                                           SUBADVISOR(S)
-----------------------------------------------------------------------------------------------------------------------
 AST Academic Strategies        ASSET         Seeks long-term capital                 AlphaSimplex Group, LLC
Asset Allocation Portfolio    ALLOCATION      appreciation.                           AQR Capital Management,
                                                                                         LLC and CNH Partners, LLC
                                                                                      CoreCommodity Management,
                                                                                         LLC
                                                                                      First Quadrant, L.P.
                                                                                      Jennison Associates LLC
                                                                                      J.P. Morgan Investment
                                                                                         Management, Inc.
                                                                                      Pacific Investment
                                                                                         Management Company LLC
                                                                                         (PIMCO)
                                                                                      Prudential Investments LLC
                                                                                      Quantitative Management
                                                                                         Associates LLC
                                                                                      Western Asset Management
                                                                                         Company/ Western Asset
                                                                                         Management Company Limited
-----------------------------------------------------------------------------------------------------------------------
 AST Advanced Strategies        ASSET         Seeks a high level of absolute          Brown Advisory LLC
        Portfolio             ALLOCATION      return by using traditional and         Loomis, Sayles & Company,
                                              non-traditional investment                 L.P.
                                              strategies and by investing in          LSV Asset Management
                                              domestic and foreign equity and         Pacific Investment
                                              fixed income securities, derivative        Management Company LLC
                                              instruments and other investment           (PIMCO)
                                              companies.                              Quantitative Management
                                                                                         Associates LLC
                                                                                      T. Rowe Price Associates, Inc.
                                                                                      William Blair & Company,
                                                                                         LLC
-----------------------------------------------------------------------------------------------------------------------
 AST AQR Emerging Markets    INTERNATIONAL    Seeks long-term capital                 AQR Capital Management,
     Equity Portfolio           EQUITY        appreciation.                              LLC
-----------------------------------------------------------------------------------------------------------------------
    AST AQR Large-Cap         LARGE-CAP       Seeks long-term capital                 AQR Capital Management,
        Portfolio               BLEND         appreciation.                              LLC
-----------------------------------------------------------------------------------------------------------------------
    AST Balanced Asset          ASSET         Seeks to obtain the highest             Prudential Investments LLC
   Allocation Portfolio       ALLOCATION      potential total return consistent       Quantitative Management
                                              with its specified level of risk           Associates LLC
                                              tolerance.
-----------------------------------------------------------------------------------------------------------------------
   AST BlackRock Global         ASSET         Seeks a high total return consistent    BlackRock Financial
   Strategies Portfolio       ALLOCATION      with a moderate level of risk.             Management, Inc.
-----------------------------------------------------------------------------------------------------------------------
AST BlackRock iShares ETF       ASSET         Seeks to maximize total return with     BlackRock Financial
        Portfolio             ALLOCATION      a moderate level of risk.                  Management, Inc.
-----------------------------------------------------------------------------------------------------------------------
 AST Bond Portfolio 2016     FIXED INCOME     Seeks the highest total return for a    Prudential Investment
                                              specific period of time, consistent        Management, Inc.
                                              with the preservation of capital and
                                              liquidity needs.
-----------------------------------------------------------------------------------------------------------------------
 AST Bond Portfolio 2018     FIXED INCOME     Seeks the highest total return for a    Prudential Investment
                                              specific period of time, consistent        Management, Inc.
                                              with the preservation of capital and
                                              liquidity needs.
-----------------------------------------------------------------------------------------------------------------------
 AST Bond Portfolio 2019     FIXED INCOME     Seeks the highest total return for a    Prudential Investment
                                              specific period of time, consistent        Management, Inc.
                                              with the preservation of capital and
                                              liquidity needs.
-----------------------------------------------------------------------------------------------------------------------

       ADVANCED SERIES             STYLE/                     INVESTMENT                             PORTFOLIO
        TRUST ("AST")               TYPE                  OBJECTIVES/POLICIES                         ADVISOR/
        PORTFOLIO NAME                                                                              SUBADVISOR(S)
----------------------------------------------------------------------------------------------------------------------------
   AST Bond Portfolio 2020       FIXED INCOME    Seeks the highest total return for a      Prudential Investment
                                                 specific period of time, consistent          Management, Inc.
                                                 with the preservation of capital and
                                                 liquidity needs.
----------------------------------------------------------------------------------------------------------------------------
   AST Bond Portfolio 2021       FIXED INCOME    Seeks the highest total return for a      Prudential Investment
                                                 specific period of time, consistent          Management, Inc.
                                                 with the preservation of capital and
                                                 liquidity needs.
----------------------------------------------------------------------------------------------------------------------------
   AST Bond Portfolio 2022       FIXED INCOME    Seeks the highest total return for a      Prudential Investment
                                                 specific period of time, consistent          Management, Inc.
                                                 with the preservation of capital and
                                                 liquidity needs.
----------------------------------------------------------------------------------------------------------------------------
   AST Bond Portfolio 2023       FIXED INCOME    Seeks the highest total return for a      Prudential Investment
                                                 specific period of time, consistent          Management, Inc.
                                                 with the preservation of capital and
                                                 liquidity needs.
----------------------------------------------------------------------------------------------------------------------------
   AST Bond Portfolio 2024       FIXED INCOME    Seeks the highest total return for a      Prudential Investment
                                                 specific period of time, consistent          Management, Inc.
                                                 with the preservation of capital and
                                                 liquidity needs.
----------------------------------------------------------------------------------------------------------------------------
   AST Bond Portfolio 2025       FIXED INCOME    Seeks the highest total return for a      Prudential Investment
                                                 specific period of time, consistent          Management, Inc.
                                                 with the preservation of capital and
                                                 liquidity needs.
----------------------------------------------------------------------------------------------------------------------------
   AST Capital Growth Asset         ASSET        Seeks to obtain a total return            Prudential Investments LLC
     Allocation Portfolio        ALLOCATION      consistent with its specified level of    Quantitative Management
                                                 risk tolerance.                              Associates LLC
----------------------------------------------------------------------------------------------------------------------------
   AST ClearBridge Dividend       LARGE-CAP      Seeks income, capital preservation,       ClearBridge Investments, LLC
       Growth Portfolio             BLEND        and capital appreciation.
----------------------------------------------------------------------------------------------------------------------------
  AST Cohen & Steers Realty       SPECIALTY      Seeks to maximize total return            Cohen & Steers Capital
          Portfolio                              through investment in real estate            Management, Inc.
                                                 securities.
----------------------------------------------------------------------------------------------------------------------------
     AST Defensive Asset            ASSET        Seeks to obtain the highest               Prudential Investments LLC
     Allocation Portfolio        ALLOCATION      potential total return consistent         Quantitative Management
                                                 with its specified level of risk             Associates LLC
                                                 tolerance.
----------------------------------------------------------------------------------------------------------------------------
   AST Federated Aggressive       SMALL-CAP      Seeks capital growth.                     Federated Equity Management
       Growth Portfolio            GROWTH                                                     Company of Pennsylvania/
                                                                                              Federated Global Investment
                                                                                              Management Corp.
----------------------------------------------------------------------------------------------------------------------------
   AST FI Pyramis(R) Asset          ASSET        Seeks to maximize total return.           Pyramis Global Advisors, LLC
     Allocation Portfolio        ALLOCATION                                                   a Fidelity Investments
                                                                                              Company
----------------------------------------------------------------------------------------------------------------------------
AST FI Pyramis(R) Quantitative      ASSET        seeks long-term capital growth            Pyramis Global Advisors, LLC
Portfolio (formerly AST First    ALLOCATION      balanced by current income.                  a Fidelity Investments
    Trust Balanced Target                                                                     Company
         Portfolio):
----------------------------------------------------------------------------------------------------------------------------
    AST Franklin Templeton          ASSET        Seeks capital appreciation while its      Franklin Advisers, Inc.
  Founding Funds Allocation      ALLOCATION      secondary investment objective is to      Franklin Mutual Advisers, LLC
          Portfolio                              seek income.                              Templeton Global Advisors
                                                                                              Limited
----------------------------------------------------------------------------------------------------------------------------



 Pyramis is a registered service mark of FMR LLC. Used under license

       ADVANCED SERIES              STYLE/                     INVESTMENT                              PORTFOLIO
        TRUST ("AST")                TYPE                  OBJECTIVES/POLICIES                          ADVISOR/
        PORTFOLIO NAME                                                                                SUBADVISOR(S)
-------------------------------------------------------------------------------------------------------------------------------
    AST Franklin Templeton          ASSET         Seeks capital appreciation.               AST Investment Services, Inc.
     Founding Funds Plus          ALLOCATION                                                Prudential Investments LLC
          Portfolio
-------------------------------------------------------------------------------------------------------------------------------
    AST Global Real Estate        SPECIALTY       Seeks capital appreciation and            Prudential Real Estate Investors
          Portfolio                               income.
-------------------------------------------------------------------------------------------------------------------------------
      AST Goldman Sachs           LARGE-CAP       Seeks long-term growth of capital.        Goldman Sachs Asset
  Large-Cap Value Portfolio         VALUE                                                      Management, L.P.
-------------------------------------------------------------------------------------------------------------------------------
  AST Goldman Sachs Mid-Cap        MID-CAP        Seeks long-term growth of capital.        Goldman Sachs Asset
       Growth Portfolio             GROWTH                                                     Management, L.P.
-------------------------------------------------------------------------------------------------------------------------------
      AST Goldman Sachs             ASSET         Seeks to obtain a high level of total     Goldman Sachs Asset
    Multi-Asset Portfolio         ALLOCATION      return consistent with its level of          Management, L.P.
                                                  risk tolerance.
-------------------------------------------------------------------------------------------------------------------------------
      AST Goldman Sachs           SMALL-CAP       Seeks long-term capital                   Goldman Sachs Asset
  Small-Cap Value Portfolio         VALUE         appreciation.                                Management, L.P.
-------------------------------------------------------------------------------------------------------------------------------
    AST Herndon Large-Cap         LARGE-CAP       seeks maximum growth of capital           Herndon Capital Management,
Value Portfolio (formerly AST       VALUE         by investing primarily in the value          LLC
 BlackRock Value Portfolio):                      stocks of larger companies.
-------------------------------------------------------------------------------------------------------------------------------
   AST High Yield Portfolio      FIXED INCOME     Seeks maximum total return,               J.P. Morgan Investment
                                                  consistent with preservation of              Management, Inc.
                                                  capital and prudent investment            Prudential Investment
                                                  management.                                  Management, Inc.
-------------------------------------------------------------------------------------------------------------------------------
   AST International Growth      INTERNATIONAL    Seeks long-term capital growth.           Jennison Associates LLC
          Portfolio                 EQUITY                                                  Neuberger Berman
                                                                                               Management LLC
                                                                                            William Blair & Company,
                                                                                               LLC
-------------------------------------------------------------------------------------------------------------------------------
   AST International Value       INTERNATIONAL    Seeks capital growth.                     LSV Asset Management
          Portfolio                 EQUITY                                                  Thornburg Investment
                                                                                               Management, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  AST Investment Grade Bond      FIXED INCOME     Seeks to maximize total return,           Prudential Investment
          Portfolio                               consistent with the preservation of          Management, Inc.
                                                  capital and liquidity needs.
-------------------------------------------------------------------------------------------------------------------------------
    AST J.P. Morgan Global          ASSET         seeks capital appreciation                J.P. Morgan Investment
 Thematic Portfolio (formerly     ALLOCATION      consistent with its specified level of       Management Inc./ Security
   AST Horizon Growth Asset                       risk tolerance.                              Capital Research &
    Allocation Portfolio):                                                                     Management Incorporated
-------------------------------------------------------------------------------------------------------------------------------
       AST J.P. Morgan           INTERNATIONAL    Seeks capital growth.                     J.P. Morgan Investment
International Equity Portfolio      EQUITY                                                     Management, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  AST J.P. Morgan Strategic         ASSET         Seeks to maximize return compared         J.P. Morgan Investment
   Opportunities Portfolio        ALLOCATION      to the benchmark through security            Management, Inc.
                                                  selection and tactical asset
                                                  allocation.
-------------------------------------------------------------------------------------------------------------------------------
    AST Jennison Large-Cap        LARGE-CAP       Seeks long-term growth of capital.        Jennison Associates LLC
       Growth Portfolio             GROWTH
-------------------------------------------------------------------------------------------------------------------------------
    AST Jennison Large-Cap        LARGE-CAP       Seeks capital appreciation.               Jennison Associates LLC
       Value Portfolio              VALUE
-------------------------------------------------------------------------------------------------------------------------------
     AST Large-Cap Value          LARGE-CAP       Seeks current income and long-            Hotchkis and Wiley Capital
          Portfolio                 VALUE         term growth of income, as well as            Management, LLC
                                                  capital appreciation.
-------------------------------------------------------------------------------------------------------------------------------

      ADVANCED SERIES            STYLE/                     INVESTMENT                              PORTFOLIO
       TRUST ("AST")              TYPE                  OBJECTIVES/POLICIES                          ADVISOR/
      PORTFOLIO NAME                                                                              SUBADVISOR(S)
---------------------------------------------------------------------------------------------------------------------------
AST Loomis Sayles Large-Cap    LARGE-CAP       Seeks capital growth. Income              Loomis, Sayles & Company,
     Growth Portfolio            GROWTH        realization is not an investment             L.P.
                                               objective and any income realized
                                               on the Portfolio's investments,
                                               therefore, will be incidental to the
                                               Portfolio's objective.
---------------------------------------------------------------------------------------------------------------------------
AST Lord Abbett Core Fixed    FIXED INCOME     Seeks income and capital                  Lord, Abbett & Co. LLC
     Income Portfolio                          appreciation to produce a high total
                                               return.
---------------------------------------------------------------------------------------------------------------------------
   AST MFS Global Equity      INTERNATIONAL    Seeks capital growth.                     Massachusetts Financial
         Portfolio               EQUITY                                                     Services Company
---------------------------------------------------------------------------------------------------------------------------
 AST MFS Growth Portfolio      LARGE-CAP       Seeks long-term capital growth and        Massachusetts Financial
                                 GROWTH        future, rather than current income.          Services Company
---------------------------------------------------------------------------------------------------------------------------
  AST MFS Large-Cap Value      LARGE-CAP       Seeks capital appreciation.               Massachusetts Financial
         Portfolio               VALUE                                                      Services Company
---------------------------------------------------------------------------------------------------------------------------
AST Mid-Cap Value Portfolio   MID-CAP VALUE    Seeks to provide capital growth by        EARNEST Partners, LLC
                                               investing primarily in                    WEDGE Capital Management
                                               mid-capitalization stocks that               L.L.P.
                                               appear to be undervalued.
---------------------------------------------------------------------------------------------------------------------------
AST Money Market Portfolio    FIXED INCOME     Seeks high current income and             Prudential Investment
                                               maintain high levels of liquidity.           Management, Inc.
---------------------------------------------------------------------------------------------------------------------------
 AST Neuberger Berman Core    FIXED INCOME     Seeks to maximize total return            Neuberger Berman Fixed
      Bond Portfolio                           consistent with the preservation of          Income LLC
                                               capital.
---------------------------------------------------------------------------------------------------------------------------
   AST Neuberger Berman         MID-CAP        Seeks capital growth.                     Neuberger Berman
 Mid-Cap Growth Portfolio        GROWTH                                                     Management LLC
---------------------------------------------------------------------------------------------------------------------------
 AST Neuberger Berman/LSV     MID-CAP VALUE    Seeks capital growth.                     LSV Asset Management
  Mid-Cap Value Portfolio                                                                Neuberger Berman
                                                                                            Management LLC
---------------------------------------------------------------------------------------------------------------------------
  AST New Discovery Asset        ASSET         Seeks total return.                       Bradford & Marzec LLC
   Allocation Portfolio        ALLOCATION                                                Brown Advisory, LLC
                                                                                         C.S. McKee, LP
                                                                                         EARNEST Partners, LLC
                                                                                         Epoch Investment Partners, Inc.
                                                                                         Parametric Portfolio Associates
                                                                                            LLC Security Investors, LLC
                                                                                         Thompson, Siegel & Walmsley
                                                                                            LLC
---------------------------------------------------------------------------------------------------------------------------
  AST Parametric Emerging     INTERNATIONAL    Seeks long-term capital                   Parametric Portfolio Associates
 Markets Equity Portfolio        EQUITY        appreciation.                                LLC
---------------------------------------------------------------------------------------------------------------------------
     AST PIMCO Limited        FIXED INCOME     Seeks to maximize total return            Pacific Investment
  Maturity Bond Portfolio                      consistent with preservation of              Management Company LLC
                                               capital and prudent investment               (PIMCO)
                                               management.
---------------------------------------------------------------------------------------------------------------------------
  AST PIMCO Total Return      FIXED INCOME     Seeks to maximize total return            Pacific Investment
      Bond Portfolio                           consistent with preservation of              Management Company LLC
                                               capital and prudent investment               (PIMCO)
                                               management.
---------------------------------------------------------------------------------------------------------------------------
  AST Preservation Asset         ASSET         Seeks to obtain a total return            Prudential Investments LLC
   Allocation Portfolio        ALLOCATION      consistent with its specified level of    Quantitative Management
                                               risk tolerance.                              Associates LLC
---------------------------------------------------------------------------------------------------------------------------

      ADVANCED SERIES            STYLE/                     INVESTMENT                             PORTFOLIO
       TRUST ("AST")              TYPE                  OBJECTIVES/POLICIES                         ADVISOR/
      PORTFOLIO NAME                                                                              SUBADVISOR(S)
--------------------------------------------------------------------------------------------------------------------------
 AST Prudential Core Bond     FIXED INCOME     Seeks to maximize total return            Prudential Investment
         Portfolio                             consistent with the long-term                Management, Inc.
                                               preservation of capital.
--------------------------------------------------------------------------------------------------------------------------
   AST Prudential Growth         ASSET         Seeks total return.                       Prudential Investment
   Allocation Portfolio        ALLOCATION                                                   Management, Inc.
                                                                                         Quantitative Management
                                                                                            Associates LLC
--------------------------------------------------------------------------------------------------------------------------
 AST QMA Emerging Markets     INTERNATIONAL    Seeks long-term capital                   Quantitative Management
     Equity Portfolio            EQUITY        appreciation.                                Associates LLC
--------------------------------------------------------------------------------------------------------------------------
     AST QMA Large-Cap         LARGE-CAP       Seeks long-term capital                   Quantitative Management
         Portfolio               BLEND         appreciation.                                Associates LLC
--------------------------------------------------------------------------------------------------------------------------
  AST QMA US Equity Alpha      LARGE-CAP       Seeks long term capital                   Quantitative Management
         Portfolio               BLEND         appreciation.                                Associates LLC
--------------------------------------------------------------------------------------------------------------------------
 AST Quantitative Modeling       ASSET         Seeks a high potential return while       Quantitative Management
         Portfolio             ALLOCATION      attempting to mitigate downside              Associates LLC
                                               risk during adverse market cycles.
--------------------------------------------------------------------------------------------------------------------------
   AST RCM World Trends          ASSET         seeks highest potential total return      Allianz Global Investors U.S.
  Portfolio (formerly AST      ALLOCATION      consistent with its specified level of       LLC
 Moderate Asset Allocation                     risk tolerance.
        Portfolio):
--------------------------------------------------------------------------------------------------------------------------
   AST Schroders Global          ASSET         Seeks to outperform its blended           Schroder Investment
    Tactical Portfolio         ALLOCATION      performance benchmark.                       Management North America
                                                                                            Inc./ Schroder Investment
                                                                                            Management North America
                                                                                            Ltd.
--------------------------------------------------------------------------------------------------------------------------
 AST Schroders Multi-Asset       ASSET         Seeks long-term capital                   Schroder Investment
World Strategies Portfolio     ALLOCATION      appreciation.                                Management North America
                                                                                            Inc./ Schroder Investment
                                                                                            Management North America
                                                                                            Ltd.
--------------------------------------------------------------------------------------------------------------------------
   AST Small-Cap Growth        SMALL-CAP       Seeks long-term capital growth.           Eagle Asset Management, Inc.
         Portfolio               GROWTH                                                  Emerald Mutual Fund Advisers
                                                                                            Trust
--------------------------------------------------------------------------------------------------------------------------
    AST Small-Cap Value        SMALL-CAP       Seeks to provide long-term capital        ClearBridge Investments, LLC
         Portfolio               VALUE         growth by investing primarily in          J.P. Morgan Investment
                                               small-capitalization stocks that             Management, Inc.
                                               appear to be undervalued.                 Lee Munder Capital Group, LLC
--------------------------------------------------------------------------------------------------------------------------
  AST T. Rowe Price Asset        ASSET         Seeks a high level of total return by     T. Rowe Price Associates, Inc.
   Allocation Portfolio        ALLOCATION      investing primarily in a diversified
                                               portfolio of equity and fixed income
                                               securities.
--------------------------------------------------------------------------------------------------------------------------
 AST T. Rowe Price Equity      LARGE-CAP       Seeks substantial dividend income as      T. Rowe Price Associates, Inc.
     Income Portfolio            VALUE         well as long-term growth of capital
                                               through investments in the common
                                               stocks of established companies.
--------------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Large-Cap    LARGE-CAP       Seeks long-term growth of capital         T. Rowe Price Associates, Inc.
     Growth Portfolio            GROWTH        by investing predominantly in the
                                               equity securities of a limited
                                               number of large, carefully selected,
                                               high-quality U.S. companies that
                                               are judged likely to achieve
                                               superior earnings growth.
--------------------------------------------------------------------------------------------------------------------------

       ADVANCED SERIES             STYLE/                     INVESTMENT                            PORTFOLIO
        TRUST ("AST")               TYPE                 OBJECTIVES/POLICIES                         ADVISOR/
        PORTFOLIO NAME                                                                             SUBADVISOR(S)
---------------------------------------------------------------------------------------------------------------------------
  AST T. Rowe Price Natural       SPECIALTY      Seeks long-term capital growth           T. Rowe Price Associates, Inc.
     Resources Portfolio                         primarily through investing in the
                                                 common stocks of companies that
                                                 own or develop natural resources
                                                 (such as energy products, precious
                                                 metals and forest products) and
                                                 other basic commodities.
---------------------------------------------------------------------------------------------------------------------------
  AST Templeton Global Bond      FIXED INCOME    Seeks to provide current income          Franklin Advisers, Inc.
Portfolio (formerly the AST T.                   with capital appreciation and
    Rowe Price Global Bond                       growth of income.
          Portfolio)
---------------------------------------------------------------------------------------------------------------------------
  AST Wellington Management         ASSET        Seeks to outperform a mix of 50%         Wellington Management
   Hedged Equity Portfolio       ALLOCATION      Russell 3000(R) Index, 20% MSCI             Company, LLP
                                                 EAFE Index, and 30% Treasury
                                                 Bill Index over a full market cycle
                                                 by preserving capital in adverse
                                                 markets utilizing an options
                                                 strategy while maintaining equity
                                                 exposure to benefit from up markets
                                                 through investments in Wellington
                                                 Management's equity investment
                                                 strategies.
---------------------------------------------------------------------------------------------------------------------------
 AST Western Asset Core Plus     FIXED INCOME    Seeks to maximize total return,          Western Asset Management
        Bond Portfolio                           consistent with prudent investment          Company/ Western Asset
                                                 management and liquidity needs, by          Management Company Limited
                                                 investing to obtain the average
                                                 duration specified for the Portfolio.

---------------------------------------------------------------------------------------------------------------------------
  AST Western Asset Emerging     FIXED INCOME    Seeks to maximize total return.          Western Asset Management
    Markets Debt Portfolio                                                                   Company/ Western Asset
                                                                                             Management Company Limited
---------------------------------------------------------------------------------------------------------------------------



      VARIABLE          STYLE/                   INVESTMENT                       PORTFOLIO
  INSURANCE TRUST        TYPE               OBJECTIVES/POLICIES                    ADVISOR/
      ("VIT")                                                                    SUBADVISOR(S)
   PORTFOLIO NAME
----------------------------------------------------------------------------------------------------
ProFund VP Small-Cap   SMALL-CAP    Seeks investment results, before fees    ProFund Advisors LLC
       Value            VALUE       and expenses, that correspond to the
                                    performance of the S&P SmallCap
                                    600(R) Value Index (the "Index").
----------------------------------------------------------------------------------------------------
ProFund VP Small-Cap   SMALL-CAP    Seeks investment results, before fees    ProFund Advisors LLC
       Growth           GROWTH      and expenses, that correspond to the
                                    performance of the S&P SmallCap
                                    600(R) Growth Index(R) (the "Index").
----------------------------------------------------------------------------------------------------
ProFund VP Large-Cap   LARGE-CAP    Seeks investment results, before         ProFund Advisors LLC
       Value            VALUE       fees and expenses, that correspond
                                    to the performance of the S&P
                                    500(R) Value Index (the "Index").
----------------------------------------------------------------------------------------------------
ProFund VP Large-Cap   LARGE-CAP    Seeks investment results, before         ProFund Advisors LLC
       Growth           GROWTH      fees and expenses, that correspond
                                    to the performance of the S&P
                                    500(R) Growth Index (the "Index").
----------------------------------------------------------------------------------------------------

        VARIABLE            STYLE/                   INVESTMENT                       PORTFOLIO
    INSURANCE TRUST          TYPE               OBJECTIVES/POLICIES                    ADVISOR/
        ("VIT")                                                                      SUBADVISOR(S)
     PORTFOLIO NAME
--------------------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value   MID-CAP      Seeks investment results, before fees    ProFund Advisors LLC
                            VALUE       and expenses, that correspond to the
                                        performance of the S&P MidCap
                                        400(R) Value Index (the "Index").
--------------------------------------------------------------------------------------------------------
   ProFund VP Mid-Cap      MID-CAP      Seeks investment results, before fees    ProFund Advisors LLC
         Growth             GROWTH      and expenses, that correspond to the
                                        performance of the S&P MidCap
                                        400(R) Growth Index (the "Index").
--------------------------------------------------------------------------------------------------------
  ProFund VP Consumer      SPECIALTY    Seeks investment results, before         ProFund Advisors LLC
         Goods                          fees and expenses, that correspond
                                        to the performance of the Dow
                                        Jones U.S. Consumer Goods/SM/
                                        Index (the "Index").
--------------------------------------------------------------------------------------------------------
  ProFund VP Consumer      SPECIALTY    Seeks investment results, before         ProFund Advisors LLC
        Services                        fees and expenses, that correspond
                                        to the performance of the Dow
                                        Jones U.S. Consumer Services/SM/
                                        Index (the "Index").
--------------------------------------------------------------------------------------------------------
 ProFund VP Financials     SPECIALTY    Seeks investment results, before fees    ProFund Advisors LLC
                                        and expenses, that correspond to the
                                        performance of the Dow Jones U.S.
                                        Financials/SM/ Index (the "Index").
--------------------------------------------------------------------------------------------------------
 ProFund VP Health Care    SPECIALTY    Seeks investment results, before         ProFund Advisors LLC
                                        fees and expenses, that correspond
                                        to the performance of the Dow
                                        Jones U.S. Health Care/SM/ Index
                                        (the "Index").
--------------------------------------------------------------------------------------------------------
 ProFund VP Industrials    SPECIALTY    Seeks investment results, before fees    ProFund Advisors LLC
                                        and expenses, that correspond to the
                                        performance of the Dow Jones U.S.
                                        Industrials/SM/ Index (the "Index").
--------------------------------------------------------------------------------------------------------
 ProFund VP Real Estate    SPECIALTY    Seeks investment results, before fees    ProFund Advisors LLC
                                        and expenses, that correspond to the
                                        performance of the Dow Jones U.S.
                                        Real Estate/SM/ Index (the "Index").
--------------------------------------------------------------------------------------------------------
       ProFund VP          SPECIALTY    Seeks investment results, before         ProFund Advisors LLC
   Telecommunications                   fees and expenses, that correspond
                                        to the performance of the Dow
                                        Jones U.S. Telecommunications/SM/
                                        Index (the "Index").
--------------------------------------------------------------------------------------------------------
  ProFund VP Utilities     SPECIALTY    Seeks investment results, before fees    ProFund Advisors LLC
                                        and expenses, that correspond to the
                                        performance of the Dow Jones U.S.
                                        Utilities/SM/ Index (the "Index").
--------------------------------------------------------------------------------------------------------




 Dow Jones has no relationship to the ProFunds VP, other than the licensing of the Dow Jones sector indices and its service marks for use in connection with the ProFunds VP. The ProFunds VP are not sponsored, endorsed, sold, or promoted by Standard & Poor's or NASDAQ, and neither Standard & Poor's nor NASDAQ makes any representations regarding the advisability of investing in the ProFunds VP.

 Prudential Real Estate Investors is a business unit of Prudential Investment Management, Inc.

 Pyramis is a registered service mark of FMR LLC. Used under license.

 Security Capital Research & Management Incorporated is a wholly owned subsidiary of J.P. Morgan Investment Management Inc.

 WHAT ARE THE FIXED RATE OPTIONS?
 The Fixed Rate Options consist of a one-year Fixed Rate Option, an Enhanced Fixed Rate Option used with our Enhanced Dollar Cost Averaging Program, and (with respect to TrueIncome - Highest Daily only), the Benefit Fixed Rate Account. We describe the Benefit Fixed Rate Account in the section of the prospectus concerning TrueIncome - Highest Daily.

 No specific fees or expenses are deducted when determining the rate we credit to a Fixed Rate Option. However, for some of the same reasons that we deduct the Insurance Charge against Account Value allocated to the Sub-accounts, we also take into consideration mortality, expense, administration, profit and other factors in determining the interest rates we credit to a Fixed Rate Option, and therefore, we credit lower interest rates due to the existence of these factors than we otherwise would. That is, such factors result in a reduction to the interest rate. Any Tax Charge applies to amounts that are taken from the Sub-accounts or the Fixed Rate Options. We reserve the right to terminate offering certain Guarantee periods for new or renewing Fixed Rate Options.

 ONE-YEAR FIXED INTEREST RATE OPTION
 We offer a one-year Fixed Rate Option. When you select this option, your payment will earn interest at the established rate for the applicable interest rate period. A new interest rate period is established every time you allocate or transfer money into a Fixed Rate Option. You may have money allocated in more than one interest rate period at the same time. This could result in your money earning interest at different rates and each interest rate period maturing at a different time. While these interest rates may change from time to time the minimum interest rate is what is set forth in your Annuity contract. The interest rate that we credit to the Fixed Rate Options may be reduced by an amount that corresponds to the asset-based charges assessed against the Sub-accounts. Amounts allocated to the Fixed Rate Option become part of Allstate Life's general assets.

 We set a one-year base guaranteed annual interest rate for the one-year Fixed Rate Option. We may also provide an additional interest rate on each purchase payment allocated to this option for the first year after the payment. This additional interest rate will not apply to amounts transferred from other investment options within an Annuity or amounts remaining in this option for more than one year. We will permit transfers out of the one-year Fixed Rate Option only during the 30 day period following the end of the one-year period. We retain the right to limit the amount of Account Value that may be transferred into or out of the one-year Fixed Rate Option. In addition, we reserve the right to cease offering this investment option for periods of time.

 OTHER FIXED RATE INTEREST OPTIONS WE MAY OFFER FROM TIME TO TIME
 From time to time we may offer an Enhanced Dollar Cost Averaging ("DCA") program. If we do, you may allocate all or part of any Purchase Payment to the Enhanced Fixed Rate Option. You would then automatically transfer amounts over stated periods (e.g., six or twelve months) from the Enhanced Fixed Rate Option to the permissible Sub-accounts that you select. We reserve the right at any time to limit the investment options into which Enhanced Fixed Rate Option assets are transferred. After selecting the time period over which transfers will occur, you may not thereafter change the period during which transfers will be made. You may allocate Purchase Payments to more than one transfer period. You may not transfer from other investment options to the Enhanced Fixed Rate Option. This program is not available if you elect certain optional benefits.

 The first periodic transfer will occur on the date you allocate your Purchase Payment to the Enhanced Fixed Rate Option or the date following the end of any free-look period, if later. Subsequent transfers will occur on the monthly anniversary of the first transfer. The amount of each periodic transfer will be based on the period of time during which transfers are scheduled to occur. For example, if you choose a six-payment transfer schedule, each transfer generally will equal 1/6/th/ of the amount you allocated to the Enhanced Fixed Rate Option. The final transfer amount generally will also include the credited interest. You may change at any time the investment options into which the Enhanced Fixed Rate Option assets are transferred, provided that any such investment option is one that we permit. You may make a one time transfer of the remaining value out of your Enhanced Fixed Rate Option, if you so choose. Transfers from the Enhanced Fixed Rate Option do not count toward the maximum number of free transfers allowed under the contract.

 If you make a withdrawal or have a fee assessed from your Annuity, and all or part of that withdrawal or fee comes out of the Enhanced Fixed Rate Option, we will recalculate the periodic transfer amount to reflect the change. This recalculation may include some or all of the interest credited to the date of the next scheduled transfer.

 By investing amounts on a regular basis instead of investing the total amount at one time, the DCA program may decrease the effect of market fluctuation on the investment of your purchase payment. Of course, Dollar Cost Averaging cannot ensure a profit or protect against loss in a declining market.

 NOTE: When a DCA program is established from a Fixed Rate Option, the fixed rate of interest we credit to your Account Value is applied to a declining balance due to the transfers of Account Value to the Sub-accounts during the Guarantee Period. This will reduce the effective rate of return on the Fixed Rate Option over the Guarantee Period.

                               FEES AND CHARGES

 The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise we will incur a loss. For example, Allstate Life may make a profit on the Insurance Charge if, over time, the actual costs of providing the guaranteed insurance obligations under an Annuity are less than the amount we deduct for the Insurance Charge. To the extent we make a profit on the Insurance Charge, such profit may be used for any other corporate purpose, including payment of other expenses that Allstate Life incurs in promoting, distributing, issuing and administering an Annuity and, in the case of the X Series, to offset a portion of the costs associated with offering the Credit features which are funded through Allstate Life's general account.

 The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk, nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contract. A portion of the proceeds that Allstate Life receives from charges that apply to the Sub-accounts may include amounts based on market appreciation of the Sub-account values including, for the X Series, appreciation on amounts that represent any Purchase Credit or Longevity Credit.

 WHAT ARE THE CONTRACT FEES AND CHARGES?
 Contingent Deferred Sales Charge (CDSC): We do not deduct a sales charge from Purchase Payments you make to your Annuity. However, we may deduct a CDSC if you surrender your Annuity or when you make a partial withdrawal. The CDSC reimburses us for expenses related to sales and distribution of the Annuity, including commissions, marketing materials and other promotional expenses. The CDSC is calculated as a percentage of your Purchase Payment being surrendered or withdrawn. The CDSC percentage varies with the number of years that have elapsed since each Purchase Payment being withdrawn was made. If a withdrawal is effective on the day before the anniversary of the date that the Purchase Payment being withdrawn was made, then the CDSC percentage as of the next following year will apply. The CDSC percentages for the B Series, the L Series, and the X Series are shown under "Summary of Contract Fees and Charges." If you purchase the X Series and make a withdrawal that is subject to the CDSC, we may use part of that CDSC to recoup our costs of providing the Purchase Credit. However, we do not impose any CDSC on your withdrawal of a Credit amount.

 With respect to a partial withdrawal, we calculate the CDSC by assuming that any available free withdrawal amount is taken out first (see How Much Can I Withdraw as a Free Withdrawal?). If the free withdrawal amount is not sufficient, we then assume that withdrawals are taken from Purchase Payments that have not been previously withdrawn, on a first-in, first-out basis, and subsequently from any other Account Value in the Annuity.

 For purposes of calculating any applicable CDSC on a surrender, the Purchase Payments being withdrawn may be greater than your remaining Account Value or the amount of your withdrawal request. This is most likely to occur if you have made prior partial withdrawals or if your Account Value has declined in value due to negative market performance. In that scenario, we would determine the CDSC amount as the applicable percentage of the Purchase Payments being withdrawn, rather than as a percentage of the remaining Account Value or withdrawal request. Thus, the CDSC would be greater than if it were calculated as a percentage of remaining Account Value or withdrawal amount.

 We may waive any applicable CDSC when taking a required minimum distribution from an Annuity purchased as a "qualified" investment. Free Withdrawals and required minimum distributions are each explained more fully in the section entitled "Access to Account Value."

 Transfer Fee: Currently, you may make 20 free transfers between investment options each Annuity Year. We currently charge $10.00 for each transfer after the 20/th/ in each Annuity Year. The fee will never be more than $20.00 for each transfer. We do not consider transfers made as part of a dollar cost averaging, automatic rebalancing or asset allocation program when we count the 20 free transfers. All transfers made on the same day will be treated as one
 (1) transfer. Renewals or transfers of Account Value from a Fixed Rate Option at the end of its Guarantee Period are not subject to the transfer fee and are not counted toward the 20 free transfers. Similarly, transfers made under our enhanced dollar cost averaging program pursuant to a formula used with an optional benefit are not subject to the Transfer Fee and are not counted toward the 20 free transfers. We may reduce the number of free transfers allowable each Annuity Year (subject to a minimum of eight) without charging a transfer fee unless you make use of electronic means to transmit your transfer requests. We may eliminate the transfer fee for transfer requests transmitted electronically or through other means that reduce our processing costs. If enrolled in any program that does not permit transfer requests to be transmitted electronically, the transfer fee will not be waived.

 Annual Maintenance Fee: During the accumulation period we deduct an annual maintenance fee. The annual maintenance fee is $35.00 or 2% of your Account Value (including any amount in Fixed Allocations), whichever is less. This fee will be deducted annually on the anniversary of the Issue Date of your Annuity or, if you surrender your Annuity during the Annuity Year, the fee is deducted at the time of surrender. The fee is taken only from the Sub-accounts. Currently, the annual maintenance fee is only deducted if your Account Value is less than $100,000 on the anniversary of the Issue Date or at the time of surrender. We do not impose the annual maintenance fee upon annuitization, the payment of a Death Benefit, or a medically-related full surrender. We may increase the annual maintenance fee. However, any increase will only apply to Annuities issued after the date of the increase. The amount of this charge may differ in certain states. If you are a beneficiary under the Beneficiary Continuation Option, the annual maintenance fee is the lesser of $30 or 2% of Account Value if the Account Value is less than $25,000 at the time the fee is assessed. The fee will not apply if it is assessed 30 days prior to a surrender request.

 Tax Charge: Several states and some municipalities charge premium taxes or similar taxes on annuities that we are required to pay. The amount of tax will vary from jurisdiction to jurisdiction and is subject to change. We pay the tax either when Purchase Payments are received, upon surrender or when the Account Value is applied under an annuity option. The tax charge is designed to approximate the taxes that we are required to pay and is assessed as a percentage of Purchase Payments, surrender value, or Account Value as applicable. The tax charge currently ranges up to 3 1/2%. We reserve the right to deduct the charge either at the time the tax is imposed, upon a full surrender of the Annuity or upon annuitization. We may assess a charge against the Sub-accounts and the Fixed Rate Options equal to any taxes which may be imposed upon the Separate Account. We will pay company income taxes on the taxable corporate earnings created by this Separate Account product. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the tax charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Separate Account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include foreign tax credits and corporate dividends received deductions. We do not pass these tax benefits through to holders of the Separate Account annuity contracts because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the tax charges you pay under the contract.


 Insurance Charge: We deduct an Insurance Charge daily. The charge is assessed against the average daily assets allocated to the Sub-accounts and is equal to the amount indicated under "Summary of Contract Fees and Charges". The Insurance Charge is the combination of the mortality & expense risk charge and the administration charge. The Insurance Charge is intended to compensate Allstate Life for providing the insurance benefits under each Annuity, including each Annuity's basic Death Benefit that provides guaranteed benefits to your beneficiaries even if the market declines and the risk that persons to whom we guarantee annuity payments will live longer than our assumptions. The charge also compensates us for administrative costs associated with providing the Annuity benefits, including preparation of the contract, confirmation statements, annual account statements and annual reports, legal and accounting fees as well as various related expenses. Finally, the charge compensates us for the risk that our assumptions about the mortality risks and expenses under each Annuity are incorrect and that we have agreed not to increase these charges over time despite our actual costs. We may increase the portion of the total Insurance Charge that is deducted for administrative costs; however, any increase will only apply to Annuities issued after the date of the increase.


 The Insurance Charge is not deducted against assets allocated to a Fixed Rate Option. However, for some of the same reasons that we deduct the Insurance Charge against Account Value allocated to the Sub-accounts, we also take into consideration mortality, expense, administration, profit and other factors in determining the interest rates we credit to Fixed Rate Options, and therefore, we credit lower interest rates due to the existence of these factors than we otherwise would.


 Charges for Optional Benefits: If you elect to purchase certain optional benefits, we will deduct an additional charge. For some optional benefits, the charge is deducted from your Account Value allocated to the Sub-accounts. This charge is included in the daily calculation of the Unit price for each Sub-account. For certain other optional benefits, such as TrueIncome - Highest Daily 7, the charge is assessed against the Protected Withdrawal Value and is taken out of the Sub-accounts periodically. Please refer to the sections entitled "Living Benefit Programs" and "Death Benefit" for a description of the charge for each Optional Benefit.


 Settlement Service Charge: If your beneficiary takes the death benefit under a Beneficiary Continuation Option, we deduct a settlement service charge although the Insurance Charge no longer applies. The charge is assessed daily against the assets allocated to the Sub-accounts and is equal to an annual charge of 1.00%.

 Fees and expenses incurred by the Portfolios: Each Portfolio incurs total annual operating expenses comprised of an investment management fee, other expenses and any distribution and service (12b-1) fees that may apply. These fees and expenses are reflected daily by each Portfolio before it provides Allstate Life with the net asset value as of the close of business each Valuation Day. More detailed information about fees and expenses can be found in the prospectuses for the Portfolios.

 WHAT CHARGES APPLY TO THE FIXED RATE OPTIONS?
 No specific fees or expenses are deducted when determining the rate we credit to a Fixed Rate Option. However, for some of the same reasons that we deduct the Insurance Charge against Account Value allocated to the Sub-accounts, we also take into consideration mortality, expense, administration, profit and other factors in determining the interest rates we credit to Fixed Rate Options. Any CDSC or tax charge applies to amounts that are taken from the Sub-accounts or the Fixed Rate Options. That is, the interest rate we credit to a Fixed Rate Option may be reduced to reflect those factors.

 WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYMENT OPTION?
 If you select a fixed payment option, the amount of each fixed payment will depend on the Account Value of your Annuity when you elected to annuitize. There is no specific charge deducted from these payments; however, the amount of each annuity payment reflects assumptions about our insurance expenses. Also, a tax charge may apply (see "Tax Charge" above).

 EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES
 We may reduce or eliminate certain fees and charges or alter the manner in which the particular fee or charge is deducted. For example, we may reduce the amount of any CDSC or the length of time it applies, reduce or eliminate the amount of the Annual Maintenance Fee or reduce the portion of the total Insurance Charge that is deducted as an administration charge. We will not discriminate unfairly between Annuity purchasers if and when we reduce any fees and charges.

                            PURCHASING YOUR ANNUITY

 Please note that these Annuities are no longer available for new sales. The information provided in this section is for informational purposes only.

 WHAT ARE OUR REQUIREMENTS FOR PURCHASING ONE OF THE ANNUITIES?
 We may apply certain limitations, restrictions, and/or underwriting standards as a condition of our issuance of an Annuity and/or acceptance of Purchase Payments. All such conditions are described below.

 Initial Purchase Payment:
 We no longer allow new purchases of these Annuities. Previously, you must have made a minimum initial Purchase Payment as follows: $1,000 for the B Series and $10,000 for the X Series and the L Series. However, if you decide to make payments under a systematic investment or an electronic funds transfer program, we will accept a lower initial Purchase Payment provided that, within the first Annuity Year, your subsequent Purchase Payments plus your initial Purchase Payment total the minimum initial Purchase Payment amount required for the Annuity purchased.

 We must approve any initial and additional Purchase Payments where the total amount of Purchase Payments equals $1,000,000 or more with respect to this Annuity and any other annuities you are purchasing from us (or that you already own) and/or our affiliates. Applicable laws designed to counter terrorists and prevent money laundering might, in certain circumstances, require us to block an Annuity Owner's ability to make certain transactions, and thereby refuse to accept Purchase Payments or requests for transfers, partial withdrawals, total withdrawals, death benefits, or income payments until instructions are received from the appropriate regulator. We also may be required to provide additional information about you and your Annuity to government regulators.

 Speculative Investing - Do not purchase this Annuity if you, anyone acting on your behalf, and/or anyone providing advice to you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme now or at any time prior to termination of the Annuity. Your Annuity may not be traded on any stock exchange or secondary market. By purchasing this Annuity, you represent and warrant that you are not using this Annuity, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

 Currently, we will not permit changes in ownership or allow assignments to certain ownership types, including but not limited to: corporations, partnerships, endowments and grantor trusts with multiple grantors. Further, we will only allow changes of ownership and/or permit assignments to certain ownership types if the Annuity is held exclusively for the benefit of the designated annuitant. These rules are subject to state law. Additionally, we will not permit election or re-election of any optional death benefit or optional living benefit by certain ownership types. We reserve the right to further limit, restrict and/or change these rules in the future, to the extent permitted by state law. Further, please be aware that we do not provide administration for employer-sponsored plans and may also limit the number of plan participants that elect to use our Annuity as a funding vehicle.

 Except as noted below, Purchase Payments must be submitted by check drawn on a U.S. bank, in U.S. dollars, and made payable to Allstate Life. Purchase Payments may also be submitted via 1035 exchange or direct transfer of funds. Under certain circumstances, Purchase Payments may be transmitted to Allstate Life via wiring funds through your Financial Professional's broker-dealer firm. Additional Purchase Payments may also be applied to your Annuity under an electronic funds transfer, an arrangement where you authorize us to deduct money directly from your bank account. We may reject any payment if it is received in an unacceptable form. We may also suspend or cancel electronic funds transfer privileges if we have limited, restricted, suspended or rejected our acceptance of additional Purchase Payments. Our acceptance of a check is subject to our ability to collect funds.

 Age Restrictions:
 Unless we agree otherwise and subject to our rules, the Owner (or Annuitant if entity owned) must not be older than a maximum issue age as of the Issue Date of the Annuity as follows: age 85 for the B Series and the L Series and age 75 for the X Series. No additional Purchase Payments will be permitted after age 85 for any of the Annuities. If an Annuity is owned jointly, the oldest of the Owners must not be older than the maximum issue age on the Issue Date. You should consider your need to access your Account Value and whether the Annuity's liquidity features will satisfy that need. If you take a distribution prior to age 59 1/2, you may be subject to a 10% penalty in addition to ordinary income taxes on any gain. The availability and level of protection of certain optional benefits may vary based on the age of the Owner on the Issue Date of the Annuity or the date of the Owner's death.

 Owner, Annuitant and Beneficiary Designations:
 We will ask you to name the Owner(s), Annuitant and one or more Beneficiaries for your Annuity.
..   Owner: The Owner(s) holds all rights under the Annuity. You may name up to two Owners in which case all ownership rights are held jointly. Generally, joint owners are required to act jointly; however, if each owner provides us with an instruction that we find acceptable, we will permit each owner to act independently on behalf of both owners. All information and documents that we are required to send you will be sent to the first named owner. The co-ownership by entity-owners or an entity-owner and an individual is not permitted. Refer to the Glossary of Terms for a complete description of the term "Owner."

..   Annuitant: The Annuitant is the person upon whose life we continue to make annuity payments. You must name an Annuitant who is a natural person. We do not accept a designation of joint Annuitants during the accumulation period. In limited circumstances we may allow you to name one or more Contingent Annuitants with our prior approval. A Contingent Annuitant will become the Annuitant if the Annuitant dies before the Annuity Date. Please refer to the discussion of "Considerations for Contingent Annuitants" in the Tax Considerations section of the prospectus. Each Annuity offers Sub-accounts designed for Owners who wish to engage in frequent transfers (i.e., one or more of the Sub-accounts corresponding to the ProFund Portfolios and the AST Money Market Portfolio), and we encourage Owners seeking frequent transfers to utilize those Sub-accounts.
..   Beneficiary: The beneficiary is the person(s) or entity you name to receive the Death Benefit. Your beneficiary designation should be the exact name of your beneficiary, not only a reference to the beneficiary's relationship to you. If you use a designation of "surviving spouse," we will pay the Death Benefit to the individual that is your spouse at the time of your death (as defined under the federal tax laws and regulations). If no beneficiary is named, the Death Benefit will be paid to you or your estate.

 Your right to make certain designations may be limited if your Annuity is to be used as an IRA or other "qualified" investment that is given beneficial tax treatment under the Code. You should seek competent tax advice on the income, estate and gift tax implications of your designations.

                             MANAGING YOUR ANNUITY

 MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?
 You may change the Owner, Annuitant and beneficiary designations by sending us a request in writing in a form acceptable to us. Upon an ownership change, any automated investment or withdrawal programs will be canceled. The new owner must submit the applicable program enrollment if they wish to participate in such a program. Where allowed by law, such changes will be subject to our acceptance. Some of the changes we will not accept include, but are not limited to:
..   a new Owner subsequent to the death of the Owner or the first of any co-Owners to die, except where a spouse-Beneficiary has become the Owner as a result of an Owner's death;
..   a new Annuitant subsequent to the Annuity Date;
..   for "non-qualified" investments, a new Annuitant prior to the Annuity Date if the Annuity is owned by an entity;
..   a change in beneficiary if the Owner had previously made the designation irrevocable; and

..   a new Owner or Annuitant that is a certain ownership type, including but not limited to corporations, partnerships, endowments, and grantor trusts with multiple grantors (if allowed by state law).


 There are also restrictions on designation changes when you have elected certain optional benefits. See the "Living Benefits" and "Death Benefits" section of the Prospectus for any such restrictions.

 Written Requests and Forms in Good Order. Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in "good order." Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

 If you wish to change the Owner and/or Beneficiary under the Annuity, or to assign the Annuity, you must deliver the request to us in writing at our Service Office. Any change of Owner and/or Beneficiary, or assignment of the Annuity, will take effect when accepted and recorded by us (unless an alternative rule is stipulated by applicable State law). We are not responsible for any transactions processed before a change of Owner and/or Beneficiary, and an assignment of the Annuity, is accepted and recorded by us. Unless prohibited by applicable State law, we reserve the right to refuse a proposed change of Owner and/or Beneficiary, and a proposed assignment of the Annuity. We accept assignments of non-qualified Annuities only.

 We will reject a proposed change where the proposed Owner, Annuitant, Beneficiary or assignee is any of the following:
..   a company(ies) that issues or manages viatical or structured settlements;
..   an institutional investment company;
..   an Owner with no insurable relationship to the Annuitant or Contingent
    Annuitant (a "Stranger-Owned Annuity" or "STOA"); or
..   a change in designation(s) that does not comply with or that we cannot administer in compliance with Federal and/or state law.


 We will implement this right on a non-discriminatory basis, and to the extent allowed by State law, and are not obligated to process any such request within any particular timeframe. We assume no responsibility for the validity or tax consequences of any change of Owner and/or Beneficiary or any assignment of the Annuity, and may be required to make reports of ownership changes and/or assignments to the appropriate federal, state and/or local taxing authorities. You should consult with a qualified tax adviser for complete information and advice prior to any ownership change or assignment. Once an ownership change or assignment is processed, the tax reporting cannot be reversed.


 Death Benefit Suspension Upon Change of Owner or Annuitant. If there is a change of Owner or Annuitant, the change may affect the amount of the Death Benefit. See the Death Benefit section of this prospectus for additional details.

 Spousal Designations. If an Annuity is co-owned by spouses, we will assume that the sole primary Beneficiary is the surviving spouse that was named as the co-owner unless you elect an alternative Beneficiary Designation. Unless you elect an alternative Beneficiary Designation, upon the death of either spousal Owner, the surviving spouse may elect to assume ownership of the Annuity instead of taking the Death Benefit payment. The Death Benefit that would have been payable will be the new Account Value of the Annuity as of the date of due proof of death and any required proof of a spousal relationship. As of the date the assumption is effective, the surviving spouse will have all the rights and benefits that would be available under the Annuity to a new purchaser of the same attained age. For TrueIncome - Spousal, the eligible surviving spouse will also be able to assume the benefit with the Annuity. See the description of this benefit in the "Living Benefit Programs" section of this prospectus. For purposes of determining any future Death Benefit for the beneficiary of the surviving spouse, the new Account Value will be considered as the initial Purchase Payment. No CDSC will apply to the new Account Value. However, any additional Purchase Payments applied after the date the assumption is effective will be subject to all provisions of the Annuity, including the CDSC when applicable.

 Spousal assumption is only permitted to spouses as defined by federal law. See the second paragraph in the "Tax Considerations" chapter for more information.

 Note that any division of your Annuity due to divorce will be treated as a withdrawal and the non-owner spouse may then decide whether he or she would like to purchase a new Annuity, subject to the rules current at the time of purchase, with the withdrawn funds.


 Prior to a recent Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act ("DOMA"), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down
 Section 3 of DOMA as unconstitutional, thereby recognizing for federal law purposes a valid same sex marriage. The Windsor decision means that the favorable tax benefits afforded by the federal tax law to an opposite sex spouse under the Internal Revenue Code (IRC) are now available to a same sex spouse.

 On August 29, 2013, the Internal Revenue Service ("IRS") issued guidance on its position regarding same sex marriages for federal tax purposes. If a couple is married in a jurisdiction (including a foreign country) that recognizes same sex marriages, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. However, the IRS did not recognize civil unions and registered domestic partnerships as marriages for federal tax purposes. Currently, if a state does not recognize a civil union or a registered domestic partnership as a marriage, it is not a marriage for federal tax purposes. Please consult with your tax or legal advisor before electing the Spousal Benefit for a same sex spouse or civil union partner. Please see "Tax Considerations" for more information.


 MAY I RETURN MY ANNUITY IF I CHANGE MY MIND?
 If after purchasing your Annuity you change your mind and decide that you do not want it, you may return it to us within a certain period of time known as a right to cancel period. This is often referred to as a "free-look." Depending on the state in which you purchased your Annuity and, in some states, if you purchased the Annuity as a replacement for a prior contract, the right to cancel period may be ten (10) days or longer, measured from the time that you received your Annuity. You must send your Annuity to us before the end of the applicable time period. If you return your Annuity during the applicable period, we will refund your current Account Value plus any tax charge deducted, and depending on your state's requirements, any applicable insurance charges deducted. The amount returned to you may be higher or lower than the Purchase Payment(s) applied during the right to cancel period. However where required by law, we will return your Purchase Payment(s) if they are greater than your current Account Value, less any federal and state income tax withholding. With respect to the X Series, if you return your Annuity, we will not return any Purchase Credits we applied to your Annuity based on your Purchase Payments.

 MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?
 The minimum amount that we accept as an additional Purchase Payment is $100 unless you participate in Allstate Life's systematic investment plan or a periodic purchase payment program. Purchase payments made while you participate in an asset allocation program will be allocated in accordance with such program. Additional Purchase Payments may be paid at any time before the Annuity Date and prior to the Owner's 86/th/ birthday. However, purchase payments are not permitted if the Account Value drops to zero.

 MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?
 You can make additional Purchase Payments to your Annuity by authorizing us to deduct money directly from your bank account and applying it to your Annuity. We call our electronic funds transfer program "Allstate Life's Systematic Investment Plan." We may allow you to invest in your Annuity with a lower initial Purchase Payment, as long as you authorize payments through an electronic funds transfer that will equal at least the minimum Purchase Payment set forth above during the first 12 months of your Annuity. We may suspend or cancel electronic funds transfer privileges if sufficient funds are not available from the applicable financial institution on any date that a transaction is scheduled to occur. We may also suspend or cancel electronic funds transfer privileges if we have limited, restricted, suspended or rejected our acceptance of additional purchase payments.

 MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?
 These types of programs are only available with certain types of qualified investments. If your employer sponsors such a program, we may agree to accept periodic Purchase Payments through a salary reduction program as long as the allocations are made only to Sub-accounts and the periodic Purchase Payments received in the first year total at least the minimum Purchase Payment set forth above.

                          MANAGING YOUR ACCOUNT VALUE

 HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?
 (See "Valuing Your Investment" for a description of our procedure for pricing initial and subsequent Purchase Payments.)

 Initial Purchase Payment: Once we accept your application, we invest your Purchase Payment in your Annuity according to your instructions for allocating your Account Value. The Purchase Payment is your initial Purchase Payment minus any tax charges that may apply. You can allocate Purchase Payments to one or more Sub-accounts or a Fixed Rate Option (other than the Benefit Fixed Rate Account). Investment restrictions will apply if you elect certain optional benefits.

 Subsequent Purchase Payments: Unless you have provided us with other specific allocation instructions for one, more than one, or all subsequent Purchase Payments, we will allocate any additional Purchase Payments you make according to your initial Purchase Payment allocation instructions. If you so instruct us, we will allocate subsequent Purchase Payments according to any new allocation instructions.

 HOW DO I RECEIVE A LONGEVITY CREDIT UNDER THE X SERIES?
 We apply a Longevity Credit to your Annuity's Account Value beginning at the end of your tenth Annuity Year ("tenth Annuity Anniversary") and every Annuity Anniversary thereafter. The Longevity Credit is equal to 0.40% of the sum of all Purchase Payments that have been in the Annuity for more than 9 years less the cumulative amount of withdrawals made (including the deduction of any CDSC amounts) through the end of the period. On any Annuity Anniversary, if the total Purchase Payments that have been in the Annuity for more than 9 years are less than the cumulative amount of withdrawals made, no Longevity Credit will be applied to your Annuity. Also, no Longevity Credit will be applied to your Annuity if your Account Value is zero when a Longevity Credit would otherwise be paid. This would include any situation where the Annuity is still in force due to the fact that payments are being made under an optional benefit such as TrueIncome, TrueIncome - Spousal, TrueIncome - Highest Daily, TrueIncome Highest Daily 7, or TrueIncome - Spousal Highest Daily 7. In addition, no Longevity Credit will be applied to your Annuity if before the Annuity Anniversary when a Longevity Credit would otherwise be paid: (i) you have surrendered your Annuity; (ii) you have annuitized your Annuity; or
 (iii) we have received due proof of your death (and there has been no spousal continuation election made). If your spouse continues the contract under our spousal continuation option, we will apply the Longevity Credit to your Annuity beginning on the tenth Annuity Anniversary measured from the date that we originally issued you the Annuity. Since the Longevity Credit is applied to the Account Value only, any guarantees that are not based on Account Value will not reflect the Longevity Credit. Similarly, guarantees that are made against a loss in Account Value will not be triggered in certain very limited circumstances where they otherwise would have been, had no Longevity Credit been applied to the Account Value.

 HOW ARE LONGEVITY CREDITS APPLIED TO MY ACCOUNT VALUE UNDER THE X SERIES?
 Any Longevity Credit that is allocated to your Account Value will be allocated to a Fixed Rate Option, the Benefit Fixed Rate Account and Sub-accounts in the same percentages as Purchase Payments are then being allocated to your Annuity.

 HOW DO I RECEIVE A PURCHASE CREDIT UNDER THE X SERIES?
 We apply a "Purchase Credit" to your Annuity's Account Value each time you make a Purchase Payment. The amount of the Purchase Credit is payable from our general account. The amount of the Purchase Credit depends on the age of the oldest Owner (or Annuitant if entity-owned) when the Purchase Payment is applied to the Annuity according to the table below:

   Oldest owner's age on the date that  Purchase credit on purchase payments
              the purchase                          as they are
   payment is applied to the annuity          applied to the annuity
   --------------------------------------------------------------------------
                 0-80                                 6.00%*
   --------------------------------------------------------------------------
                 81-85                                3.00%
   --------------------------------------------------------------------------

 * For X series Annuities issued prior to December 10, 2007, the credit applicable to ages 0-80 is 5%.

 HOW IS EACH PURCHASE CREDIT APPLIED TO ACCOUNT VALUE UNDER THE X SERIES
 ANNUITY?
 Each Purchase Credit is allocated to your Account Value at the time the Purchase Payment is applied to your Account Value. The amount of the Purchase Credit is allocated to the investment options in the same ratio as the applicable Purchase Payment is applied.

 Examples of Applying the Purchase Credit

 Initial Purchase Payment
 Assume you are 65 years old and you make an initial Purchase Payment of $450,000. We would apply a 6.0% Purchase Credit to your Purchase Payment and allocate the amount of the Purchase Credit ($27,000 = $450,000 X .06) to your Account Value in the same proportion that your Purchase Payment is allocated.

 The amount of any Purchase Credit applied to your X Series Account Value can be recovered by Allstate Life under certain circumstances:
..   any Purchase Credit applied to your Account Value on Purchase Payments made within the 12 months before the Owner's (or Annuitant's if entity-owned) date of death will be recovered (to the extent allowed by state law); and
..   the amount available under the medically-related surrender portion of the
    Annuity will not include the amount of any Purchase Credit payable on Purchase Payments made within 12 months of the date the medically-related surrender is exercised; and
..   if you elect to "free-look" your Annuity, the amount returned to you will not include the amount of any Purchase Credit.

 The Account Value may be substantially reduced if Allstate Life recovers the Purchase Credit amount under these circumstances. The amount we take back will equal the Purchase Credit, without adjustment up or down for investment performance. Therefore, any gain on the Purchase Credit amount will not be taken back. But if there was a loss on the Purchase Credit, the amount we take back will still equal the amount of the Purchase Credit. We do not deduct a CDSC in any situation in which we recover the Purchase Credit amount.

 General Information about the Purchase Credit Feature
..   We do not consider a Purchase Credit to be "investment in the contract" for income tax purposes.
..   You may not withdraw the amount of any Purchase Credit under the Free
    Withdrawal provision. The Free Withdrawal provision only applies to withdrawals of Purchase Payments.

 ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS? During the accumulation period you may transfer Account Value between investment options subject to the restrictions outlined below. Transfers are not subject to taxation on any gain. We do not currently require a minimum amount in each Sub-account to which you allocate Account Value at the time of any allocation or transfer.

 Currently, any transfer involving the ProFunds VP Sub-accounts must be received by us no later than 3:00 p.m. Eastern time (or one hour prior to any announced closing of the applicable securities exchange) to be processed on the current Valuation Day. The "cut-off" time for such financial transactions involving a ProFunds VP Sub-account will be extended to 1/2 hour prior to any announced closing (generally, 3:30 p.m. Eastern time) for transactions submitted electronically, including through our Internet website (www.accessallstate.com). Owners attempting to process a transfer request between the applicable "cut-off" time and 4:00 p.m., are informed that their transactions cannot be processed as requested.

 We may impose specific restrictions on financial transactions (including transfer requests) for certain Portfolios based on the Portfolio's investment and/or transfer restrictions. We may do so to conform to any present or future restriction that is imposed by any Portfolio available under an Annuity. Currently, we charge $10.00 for each transfer you make after the twentieth (20/th/) in each Annuity Year. Transfers made as part of a dollar cost averaging or automatic rebalancing program do not count toward the twenty free transfer limit. Renewals or transfers of Account Value from a Fixed Rate Option at the end of its Guarantee Period or pursuant to the Enhanced Fixed Rate Option are not subject to the transfer charge. We may reduce the number of free transfers allowable each Annuity Year (subject to a minimum of eight) without charging a Transfer Fee unless you make use of electronic means to transmit your transfer requests. We may also increase the Transfer Fee that we charge to $20.00 for each transfer you make after you have reached your free transfer limit. We may eliminate the Transfer Fee for transfer requests transmitted electronically or through other means that reduce our processing costs. If enrolled in any program that does not permit transfer requests to be transmitted electronically, the Transfer Fee will not be waived.


 Once you have made 20 transfers among the Sub-accounts during an Annuity Year, we will accept any additional transfer request during that year only if the request is submitted to us in writing with an original signature and otherwise is in good order. For purposes of this 20 transfer limit, we (i) do not view a facsimile transmission or other electronic transmission as a "writing",
 (ii) will treat multiple transfer requests submitted on the same Valuation Day as a single transfer, and (iii) do not count any transfer that solely involves Sub-accounts corresponding to any ProFund portfolio and/or the AST Money Market Portfolio, or any transfer that involves one of our systematic programs, such as automated withdrawals.


 Frequent transfers among Sub-accounts in response to short-term fluctuations in markets, sometimes called "market timing," can make it very difficult for a Portfolio manager to manage a Portfolio's investments. Frequent transfers may cause the Portfolio to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance.

 In light of the risks posed to Owners and other investors by frequent transfers, we reserve the right to limit the number of transfers in any Annuity Year for all existing or new Owners and to take the other actions discussed below. We also reserve the right to limit the number of transfers in any Annuity Year or to refuse any transfer request for an Owner or certain Owners if: (a) we believe that excessive transfer activity (as we define it) or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the Portfolios; or
 (b) we are informed by a Portfolio (e.g., by the Portfolio's portfolio manager) that the purchase or redemption of shares in the Portfolio must be restricted because the Portfolio believes the transfer activity to which such purchase and redemption relates would have a detrimental effect on the share prices of the affected Portfolio. Without limiting the above, the most likely scenario where either of the above could occur would be if the aggregate amount of a trade or trades represented a relatively large proportion of the total assets of a particular Portfolio. In furtherance of our general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:
..   With respect to each Sub-account (other than the AST Money Market
    Sub-account or any ProFund Sub-account), we track amounts exceeding a certain dollar threshold that were transferred into the Sub-account. If you transfer such amount into a particular Sub-account, and within 30 calendar days thereafter transfer (the "Transfer Out") all or a portion of that amount into another Sub-account, then upon the Transfer Out, the former Sub-account becomes restricted (the "Restricted Sub-account"). Specifically, we will not permit subsequent transfers into the Restricted Sub-account for 90 calendar days after the Transfer Out if the Restricted Sub-account invests in a non-international Portfolio, or 180 calendar days after the Transfer Out if the Restricted Sub-account invests in an international Portfolio. For purposes of this rule, we (i) do not count transfers made in connection with one of our systematic programs, such as automated withdrawals; (ii) do not count any transfer that solely involves any ProFund portfolio and/or the AST Money Market Portfolio; and (iii) do not categorize as a transfer the first transfer that you make after the Issue Date, if you make that transfer within 30 calendar days after the Issue Date. Even if an amount becomes restricted under the foregoing rules, you are still free to redeem the amount from your Annuity at any time.
..   We reserve the right to effect exchanges on a delayed basis for all contracts. That is, we may price an exchange involving the Sub-accounts on the Valuation Day subsequent to the Valuation Day on which the exchange request was received. Before implementing such a practice, we would issue a separate written notice to Owners that explains the practice in detail.

 If we deny one or more transfer requests under the foregoing rules, we will inform you or your Financial Professional promptly of the circumstances concerning the denial. There are contract owners of different variable annuity contracts that are funded through the same Separate Account that may not be subject to the above-referenced transfer restrictions and, therefore, might make more numerous and frequent transfers than contract owners who are subject to such limitations. Finally, there are contract owners of other variable annuity contracts or variable life contracts that are issued by Allstate Life as well as other insurance companies that may have the same Portfolios available to them. Since some contract owners are not subject to the same transfer restrictions, unfavorable consequences associated with such frequent trading within the underlying mutual fund (e.g., greater portfolio turnover, higher transaction costs, or performance or tax issues) may affect all contract owners. Similarly, while contracts managed by a Financial Professional or third party investment advisor are subject to the restrictions on transfers between investment options that are discussed above, if the advisor manages a number of contracts in the same fashion unfavorable consequences may be associated with management activity since it may involve the movement of a substantial portion of an underlying mutual fund's assets which may affect all contract owners invested in the affected options. Apart from jurisdiction-specific and contract differences in transfer restrictions, we will apply these rules uniformly (including contracts managed by a Financial Professional) and will not waive a transfer restriction for any contract owner.

 Although our transfer restrictions are designed to prevent excessive transfers, they are not capable of preventing every potential occurrence of excessive transfer activity.

 The Portfolios have adopted their own policies and procedures with respect to excessive trading of their respective shares, and we reserve the right to enforce any such current or future policies and procedures. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Under SEC rules, we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners (including an Annuity Owner's TIN number), and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the excessive trading policies established by the Portfolio. In addition, you should be aware that some Portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their excessive trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Portfolios.

 A Portfolio also may assess a short term trading fee (redemption fee) in connection with a transfer out of the Sub-account investing in that Portfolio that occurs within a certain number of days following the date of allocation to the Sub-account. Each Portfolio determines the amount of the short term trading fee and when the fee is imposed. The fee is retained by or paid to the Portfolio and is not retained by us. The fee will be deducted from your Account Value.

 DO YOU OFFER MORE THAN ONE DOLLAR COST AVERAGING PROGRAM?
 Yes. As discussed below, we offer Dollar Cost Averaging Programs during the accumulation period. In general, Dollar Cost Averaging allows you to systematically transfer an amount periodically from one Sub-account to one or more other Sub-accounts. You can choose to transfer earnings only, principal plus earnings or a flat dollar amount. You may elect a Dollar Cost Averaging program that transfers amounts monthly, quarterly, semi-annually, or annually from Sub-accounts. By investing amounts on a regular basis instead of investing the total amount at one time, Dollar Cost Averaging may decrease the effect of market fluctuation on the investment of your Purchase Payment. This may result in a lower average cost of units over time. However, there is no guarantee that Dollar Cost Averaging will result in a profit or protect against a loss in a declining market. We do not deduct a charge for participating in a Dollar Cost Averaging program. The Dollar Cost Averaging Program is in addition to any Dollar Cost Averaging program that would be made available in connection with any Enhanced Fixed Rate Option we may offer from time to time as described above.

 DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?
 Yes. During the accumulation period, we offer Automatic Rebalancing among the Sub-accounts you choose. You can choose to have your Account Value rebalanced monthly, quarterly, semi-annually, or annually. On the appropriate date, the Sub-accounts you chose are rebalanced to the allocation percentages you requested. With Automatic Rebalancing, we transfer the appropriate amount from the "overweighted" Sub-accounts to the "underweighted" Sub-accounts to return your allocations to the percentages you request. For example, over time the performance of the Sub-accounts will differ, causing your percentage allocations to shift.

 Any transfer to or from any Sub-account that is not part of your Automatic Rebalancing program, will be made; however, that Sub-account will not become part of your rebalancing program unless we receive instructions from you indicating that you would like such option to become part of the program.

 There is no minimum Account Value required to enroll in Automatic Rebalancing. All rebalancing transfers as part of an Automatic Rebalancing program are not included when counting the number of transfers each year toward the maximum number of free transfers. We do not deduct a charge for participating in an Automatic Rebalancing program. Participation in the Automatic Rebalancing program may be restricted if you are enrolled in certain other optional programs. Sub-accounts that are part of a systematic withdrawal program or Dollar Cost Averaging program will be excluded from an Automatic Rebalancing program.

 If you are participating in an optional living benefit (such as TrueIncome Highest Daily Lifetime Seven) that makes transfers under a pre-determined mathematical formula, and you have elected automatic rebalancing; you should be aware that: (a) the AST bond portfolio used as part of the pre-determined mathematical formula will not be included as part of automatic rebalancing and
 (b) the operation of the formula may result in the rebalancing not conforming to the percentage allocations that you specified originally as part of your Automatic Rebalancing Program.

 MAY I GIVE MY FINANCIAL PROFESSIONAL PERMISSION TO FORWARD TRANSACTION INSTRUCTIONS?
 Yes. Subject to our rules, your Financial Professional may forward instructions regarding the allocation of your Account Value, and request financial transactions involving investment options. If your Financial Professional has this authority, we deem that all transactions that are directed by your Financial Professional with respect to your Annuity have been authorized by you. You must contact us immediately if and when you revoke such authority. We will not be responsible for acting on instructions from your Financial Professional until we receive notification of the revocation of such person's authority. We may also suspend, cancel or limit these privileges at any time. We will notify you if we do.

 Please Note: Contracts managed by your Financial Professional also are subject to the restrictions on transfers between investment options that are discussed in the section entitled "ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?" Since transfer activity under contracts managed by a Financial Professional may result in unfavorable consequences to all contract owners invested in the affected options we reserve the right to limit the investment options available to a particular Owner whose contract is managed by the Financial Professional or impose other transfer restrictions we deem necessary. Your Financial Professional will be informed of all such restrictions on an ongoing basis. We may also require that your Financial Professional transmit all financial transactions using the electronic trading functionality available through our Internet website (www.accessallstate.com). Limitations that we may impose on your Financial Professional under the terms of the administrative agreement do not apply to financial transactions requested by an Owner on their own behalf, except as otherwise described in this Prospectus. Please note that if you have engaged a third party investment advisor to provide asset allocation services with respect to your Annuity, we do not allow you to elect an optional benefit that requires investment in an asset allocation Portfolio and/or that involves mandatory Account Value transfers (e.g. TrueIncome, TrueIncome - Spousal, TrueIncome - Highest Daily, TrueIncome - Highest Daily 7, TrueIncome - Spousal Highest Daily 7, and Highest Daily Value Death Benefit).

 We will immediately send you confirmations of transactions that affect your Annuity.

 It is your responsibility to arrange for the payment of the advisory fee charged by your investment advisor. Similarly, it is your responsibility to understand the advisory services provided by your investment advisor and the advisory fees charged for the services.

                            ACCESS TO ACCOUNT VALUE

 WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?
 During the accumulation period you can access your Account Value through partial withdrawals, Systematic Withdrawals, and where required for tax purposes, required minimum distributions. You can also surrender your Annuity at any time. We may deduct a portion of the Account Value being withdrawn or surrendered as a CDSC, if applicable. If you surrender your Annuity, in addition to any CDSC, we may deduct the annual maintenance fee, any tax charge that applies and the charge for any optional benefits. Certain amounts may be available to you each Annuity Year that are not subject to a CDSC. These are called "Free Withdrawals." Unless you notify us differently, withdrawals are taken pro rata based on the Account Value in the investment options at the time we receive your withdrawal request (i.e. "pro rata" meaning that the percentage of each investment option withdrawn is the same percentage that the investment option bears to the total Account Value). Each of these types of distributions is described more fully below.

 ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS FROM NON-QUALIFIED ANNUITIES?

 During the Accumulation Period
 A distribution during the accumulation period is deemed to come first from any "gain" in your Annuity and second as a return of your "tax basis", if any. Distributions from your Annuity are generally subject to ordinary income taxation on the amount of any investment gain unless the distribution qualifies as a non-taxable exchange or transfer. If you take a distribution prior to age 59 1/2, you may be subject to a 10% penalty in addition to ordinary income taxes on any gain. You may wish to consult a professional tax advisor for advice before requesting a distribution.

 During the Annuitization Period
 During the annuitization period, a portion of each annuity payment is taxed as ordinary income at the tax rate you are subject to at the time of the payment. The Code and regulations have "exclusionary rules" that we use to determine what portion of each annuity payment should be treated as a return of any tax basis you have in your Annuity. Once the tax basis in your Annuity has been distributed, the remaining annuity payments are fully taxable as ordinary income. The tax basis in your Annuity may be based on the tax-basis from a prior contract in the case of a 1035 exchange or other qualifying transfer.

 There may also be tax implications on distributions from qualified Annuities. See "Tax Considerations" for information about qualified Annuities and for additional information about non-qualified Annuities.

 CAN I WITHDRAW A PORTION OF MY ANNUITY?
 Yes, you can make a withdrawal during the accumulation period.
   . To meet liquidity needs, you can withdraw a limited amount from your Annuity during each Annuity Year without application of any CDSC. We call this the "Free Withdrawal" amount. The Free Withdrawal amount is not available if you choose to surrender your Annuity. Amounts withdrawn as a Free Withdrawal do not reduce the amount of CDSC that may apply upon a subsequent withdrawal or surrender of your Annuity. The minimum Free Withdrawal you may request is $100.
   . You can also make withdrawals in excess of the Free Withdrawal amount. The maximum amount that you may withdraw will depend on your Annuity's Surrender Value as of the date we process the withdrawal request. After any partial withdrawal, your Annuity must have a Surrender Value of at least $1,000, or we may treat the partial withdrawal request as a request to fully surrender your Annuity. The minimum partial withdrawal you may request is $100. To determine if a CDSC applies to partial withdrawals, we: 1. First determine what, if any, amounts qualify as a Free Withdrawal. These amounts are not subject to the CDSC. 2. Next determine what, if any, remaining amounts are withdrawals of Purchase Payments. Amounts in excess of the Free Withdrawal amount will be treated as withdrawals of Purchase Payments unless all Purchase Payments have been previously withdrawn. These amounts are subject to the CDSC. Purchase Payments are withdrawn on a first-in, first-out basis. We withdraw your oldest Purchase Payments first so that the lowest CDSC will apply to the amount withdrawn. 3. Withdraw any remaining amounts from any other Account Value. These amounts are not subject to the CDSC.

 You may request a withdrawal for an exact dollar amount after deduction of any CDSC that applies (called a "net withdrawal") or request a gross withdrawal from which we will deduct any CDSC that applies, resulting in less money being payable to you than the amount you requested. If you request a net withdrawal, the amount deducted from your Account Value to pay the CDSC may also be subject to a CDSC.

 Partial withdrawals may also be available following annuitization but only if you choose certain annuity payment options. (Note, however, that we do not permit commutation once annuity payments have commenced).

 To request the forms necessary to make a withdrawal from your Annuity, call 1-866-695-2647 or visit our Internet Website at www.accessallstate.com.

 HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?
 The maximum Free Withdrawal amount during each Annuity Year is equal to 10% of all Purchase Payments (not including Purchase Credits, for the X Series) that are subject to a CDSC. Withdrawals made within an Annuity Year reduce the Free Withdrawal amount available for the remainder of the Annuity Year. If you do not make a withdrawal during an Annuity Year, you are not allowed to carry over the Free Withdrawal amount to the next Annuity Year.

 CAN I MAKE PERIODIC WITHDRAWALS FROM MY ANNUITY DURING THE ACCUMULATION PERIOD? Yes. We call these "Systematic Withdrawals." You can receive Systematic Withdrawals of earnings only, or a flat dollar amount. Systematic Withdrawals may be subject to a CDSC. We will determine whether a CDSC applies and the amount in the same way as we would for a partial withdrawal.

 Systematic Withdrawals can be made from Account Value allocated to the Sub-accounts or the Fixed Rate Option. Generally, Systematic Withdrawals from the Fixed Rate Option are limited to earnings accrued after the program of Systematic Withdrawals begins, or payments of fixed dollar amounts that do not exceed such earnings. Systematic Withdrawals are available on a monthly, quarterly, semi-annual or annual basis. There is no minimum Surrender Value we require to allow you to begin a program of Systematic Withdrawals.

 The minimum amount for each Systematic Withdrawal is $100. If any scheduled Systematic Withdrawal is for less than $100 (which may occur under a program that provides payment of an amount equal to the earnings in your Annuity for the period requested), we may postpone the withdrawal and add the expected amount to the amount that is to be withdrawn on the next scheduled Systematic Withdrawal.


 If you do not have an optional benefit, we will withdraw systematic withdrawals from the Investment Options you have designated (your "designated Investment Options"). If you do not designate Investment Options for systematic withdrawals, we will withdraw systematic withdrawals pro rata based on the Account Value in the Investment Options at the time we pay out your withdrawal (i.e. "pro rata" meaning that the percentage of each Investment Option withdrawn is the same percentage that the Investment Option bears to the total Account Value). For any scheduled systematic withdrawal for which you have elected a specific dollar amount and have specified percentages to be withdrawn from your designated Investment Options, if the amounts in your designated Investment Options cannot satisfy such instructions, we will withdraw systematic withdrawals pro rata, as just described, based on the Account Value across all your Investment Options. Please note that if you are participating in certain optional living benefits that guarantee lifetime withdrawals (e.g., TrueIncome - Highest Daily) and elect, or have elected, to receive Lifetime Withdrawals using our systematic withdrawal program, please be advised of the current administrative rules associated with this program:

   . Excluding TrueIncome and Spousal TrueIncome, systematic withdrawals must be taken from your Account Value on a pro rata basis from the Investment Options at the time we process each withdrawal.
   .   If you either have or establish a new systematic withdrawal program for
       a) your Annual Income Amount, Annual Withdrawal Amount (only applicable to TrueIncome) or b) for a designated amount that is less than your Annual Income Amount, and we receive a request for a partial withdrawal from your Annuity in Good Order, we will process your partial withdrawal request and may cancel your systematic withdrawal program.

   . Gross Withdrawal or Net Withdrawal. Generally, you can request either a gross withdrawal or a net withdrawal. If, however, you are taking your withdrawal under your living benefit as described above through our Systematic Withdrawal program, you will only be permitted to take that withdrawal on a gross basis. In a gross withdrawal, you request a specific withdrawal amount with the understanding that the amount you actually receive is reduced by an applicable CDSC or tax withholding. In a net withdrawal, you request a withdrawal for an exact dollar amount with the understanding that any applicable deduction for CDSC or tax withholding is taken from your Account Value. This means that an amount greater than the amount of your requested withdrawal will be deducted from your Unadjusted Account Value. To make sure that you receive the full amount requested, we calculate the entire amount, including the amount generated due to the CDSC or tax withholding, that will need to be withdrawn. We then apply the CDSC or tax withholding to that entire amount. As a result, you will pay a greater CDSC or have more tax withheld if you elect a net withdrawal.

   . If you either have or establish a new systematic withdrawal program for an amount greater than your Annual Income Amount, it is important to note that these systematic withdrawals may result in Excess Income which will negatively impact your Annual Income Amount available in future Annuity Years. Taking partial withdrawals in addition to your systematic withdrawal program will further increase the impact on your Annual
       Income Amount.
   . For a discussion of how a withdrawal of Excess Income would impact your optional living benefits, see "Living Benefits" later in this prospectus.

 Ownership changes to and assignment of your Annuity will terminate any systematic withdrawals that had been in effect on the date of the change.

 DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTIONS 72(t)/72(q) OF THE INTERNAL REVENUE CODE?
 Yes. If your Annuity is used as an investment vehicle for certain retirement plans that receive special tax treatment under Sections 408 or 408A of the Code, Section 72(t) of the Code may provide an exception to the 10% penalty tax on distributions made prior to age 59 1/2 if you elect to receive distributions as a series of "substantially equal periodic payments." For contracts issued as non-qualified annuities, the Internal Revenue Code provides for the same exemption from penalty under
 Section 72(q) of the Code. Distributions received under these provisions in any Annuity Year that exceed the maximum amount available as a free withdrawal will be subject to any applicable CDSC. To request a program that complies with Sections 72(t)/72(q), you must provide us with certain required information in writing on a form acceptable to us. We may require advance notice to allow us to calculate the amount of 72(t)/72(q) withdrawals. There is no minimum Surrender Value we require to allow you to begin a program for withdrawals under Sections 72(t)/72(q). The minimum amount for any such withdrawal is $100 and payments may be made monthly, quarterly, semi-annually or annually.

 You may also annuitize your contract and begin receiving payments for the remainder of your life (or life expectancy) as a means of receiving income payments before age 59 1/2 that are not subject to the 10% penalty.

 WHAT ARE REQUIRED MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM? (See "Tax Considerations" for a further discussion of required minimum distributions.)

 Required minimum distributions are a type of Systematic Withdrawal we allow to meet distribution requirements under Section 401(a)(9) of the Code. The required minimum distribution rules under Section 401(a)(9) apply to an Annuity issued as part of an IRA or SEP IRA. Required minimum distribution rules do not apply to Roth IRAs during the owner's lifetime. Under the Code, you may be required to begin receiving periodic amounts from your Annuity. In such case, we will allow you to make Systematic Withdrawals in amounts that satisfy the required minimum distribution rules under the Code. We do not assess a CDSC on required minimum distributions from your Annuity if you are required by law to take such required minimum distribution from your Annuity at the time it is taken provided the amount withdrawn is the amount we calculate as the Required Minimum Distribution and is paid out through a program of systematic withdrawals that we make available. However, a CDSC (if applicable) may be assessed on that portion of a Systematic Withdrawal that is taken to satisfy the required minimum distribution rules in relation to other savings or investment plans.

 The amount of the required minimum distribution for your particular situation may depend on other annuities, savings or investments. We will only calculate the amount of your required minimum distribution based on the value of your Annuity. We require three (3) days advance written notice to calculate and process the amount of your payments. You may elect to have required minimum distributions paid out monthly, quarterly, semi-annually or annually. The $100 minimum amount that applies to Systematic Withdrawals applies to monthly minimum distributions but does not apply to required minimum distributions taken out on a quarterly, semi-annual or annual basis.

 You may also annuitize your contract and begin receiving payments for the remainder of your life (or life expectancy) as a means of receiving income payments and satisfying the required minimum distribution requirements under the Code.

 CAN I SURRENDER MY ANNUITY FOR ITS VALUE?
 Yes. During the accumulation period you can surrender your Annuity at any time. Upon surrender, you will receive the Surrender Value. Upon surrender of your Annuity, you will no longer have any rights under the surrendered Annuity.

 For purposes of calculating any applicable CDSC on surrender, the Purchase Payments being withdrawn may be greater than your remaining Account Value or the amount of your withdrawal request. This is most likely to occur if you have made prior withdrawals under the Free Withdrawal provision or if your Account Value has declined in value due to negative market performance. In that scenario, we would determine the CDSC amount as the applicable percentage of the Purchase Payments being withdrawn, rather than as a percentage of the remaining Account Value or withdrawal request. Thus, the CDSC would be greater than if it were calculated as a percentage of remaining Account Value or withdrawal amount.

 Under certain annuity payment options, you may be allowed to surrender your Annuity for its then current value.

 We apply as a threshold, in certain circumstances, a minimum Surrender Value of $1,000. If you purchase an Annuity without a lifetime guaranteed minimum withdrawal benefit, we will not allow you to take any withdrawals that would cause your Annuity's Account Value, after taking the withdrawal, to fall below the minimum Surrender Value. Likewise, if you purchase an Annuity with certain lifetime guaranteed minimum withdrawal benefits, we will not allow you to take a Non-Lifetime Withdrawal (see "Living Benefits") that would cause your Annuity's Account Value, after taking the withdrawal, to fall below the minimum Surrender Value. See "What Types of Annuity Options Are Available?" for information on the impact of the minimum Surrender Value at annuitization.

 To request the forms necessary to surrender your Annuity, call 1-866-695-2647 or visit our Internet Website at www.accessallstate.com.

 WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?
 Where permitted by law, you may request to surrender all or part of your Annuity prior to the Annuity Date without application of any otherwise applicable CDSC upon occurrence of a medically-related "Contingency Event" as described below (a "Medically-Related Surrender"). The requirements of such a surrender and waiver may vary by state. If you request a full surrender, the amount payable will be your Account Value minus: (a) the amount of any Purchase Credits applied within 12 months prior to your request to surrender your Annuity under this provision (or otherwise stipulated by applicable State law), and (b) the amount of any Purchase Credits added in conjunction with any Purchase Payments received after our receipt of your request for a Medically-Related Surrender (e.g. Purchase Payments received at such time pursuant to a salary reduction program). With respect to partial surrenders, we similarly reserve the right to recapture Purchase Credits as described above (if allowed by State law).

 This waiver of any applicable CDSC is subject to our rules, in place at the time of your request, which currently include but are not limited to the following:
   . The Annuitant must have been named or any change of Annuitant must have been accepted by us, prior to the "Contingency Event" described below in order to qualify for a Medically-Related Surrender;
   . The Annuitant must be alive as of the date we pay the proceeds of such surrender request;
   .   if the Owner is one or more natural persons, all such Owners must also be alive at such time;
   . we must receive satisfactory proof of the Owner's (or the Annuitant's if entity-owned) confinement in a Medical Care Facility or Fatal Illness in writing on a form satisfactory to us;
   . this benefit is not available if the total amount of the withdrawal request exceeds $500,000 but we do not currently impose that maximum; and
   .   no additional Purchase Payments can be made to the Annuity.

 Under most versions of the Annuity, a "Contingency Event" occurs if the Owner (or Annuitant if entity-owned):
   . first confined in a "Medical Care Facility" while your Annuity is in force and remains confined for at least 90 days in a row; or
   . first diagnosed as having a "Fatal Illness" while your Annuity is in force.

 The definitions of "Medical Care Facility" and "Fatal Illness," as well as additional terms and conditions, are provided in your Annuity. Specific details and definitions in relation to this benefit may differ in certain jurisdictions. This waiver is not available in Massachusetts.

 WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?
 We currently make annuity options available that provide fixed annuity payments. Fixed options provide the same amount with each payment. We do not guarantee to make any annuity payment options available in the future other than those fixed annuitization options guaranteed in your Annuity. Please refer to the "Living Benefits" section below for a description of annuity options that are available when you elect one of the living benefits.

 You may choose an Annuity Date, an annuity option and the frequency of annuity payments. You may change your choices before the Annuity Date under the terms of your contract. For non-qualified annuity contracts, your Annuity Date must be no later than the first day of the month next following the 95/th/ birthday of the older of the Owner or Annuitant (unless we agree to another date), and certain annuity options may not be available depending on the age of the Owner or Annuitant. For qualified contracts, generally your Annuity Date must be no later than the first day of the month next following the 92/nd/ birthday of the Annuitant (unless we agree to another date) and certain annuity options may not be available depending on the age of the Annuitant. Certain States may have different requirements, based on applicable laws. Please refer to your Annuity contract.

 If the initial annuity payment would be less than $100, we will not allow you to annuitize (except as otherwise specified by applicable law). Instead, we will pay you your current Account Value in a lump sum and terminate your Annuity. Similarly, we reserve the right to pay your Account Value in a lump sum, rather than allow you to annuitize, if the Surrender Value of your Annuity is less than $1000 (the minimum Surrender Value) on the Annuity Date.

 Certain of these annuity options may be available as "settlement options" to Beneficiaries who choose to receive the Death Benefit proceeds as a series of payments instead of a lump sum payment.

 Please note, you may not annuitize within the first three Annuity Years.

 Option 1
 Annuity Payments for a Fixed Period: Under this option, we will make equal payments for the period chosen, up to 25 years (but not to exceed life expectancy). The annuity payments may be made monthly, quarterly, semiannually, or annually, as you choose, for the fixed period. If the annuitant dies during the income phase, payments will continue to the beneficiary for the remainder of the fixed period.

 Option 2
 Life Income Annuity with 120 Months Certain Period Option: Under this option, we will make annuity payments monthly, quarterly, semiannually, or annually as long as the annuitant is alive. If the annuitant dies before we have made 10 years worth of payments, we will pay the beneficiary in one lump sum the present value of the annuity payments scheduled to have been made over the remaining portion of that 10 year period, unless we were specifically instructed that such remaining annuity payments continue to be paid to the beneficiary. The present value of the remaining annuity payments is calculated by using the interest rate used to compute the amount of the original 120 payments.

 If an annuity option is not selected by the Annuity Date, this is the option we will automatically select for you, unless prohibited by applicable law. If the life income annuity with 120 months certain period option is prohibited by applicable law, then we will pay you a lump sum in lieu of this option.

 OTHER ANNUITY OPTIONS
 We currently offer a variety of other annuity and settlement options not described above. At the time annuity payments are chosen, we may make available to you any of the annuity and settlement options that are available on your Annuity Date.

 HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?
 Unless prohibited by law, we require that you elect either a life annuity or an annuity with a certain period of at least 5 years if any CDSC would apply were you to surrender your Annuity on the Annuity Date. Certain annuity payment options may not be available if your Annuity Date occurs during the period that a CDSC would apply.

 You have a right to choose your annuity start date provided that it is no later than the latest Annuity Date indicated above. If you have not provided us with your Annuity Date or annuity payment option in writing, then your Annuity Date will be the latest Annuity Date indicated above.

 Please note that annuitization essentially involves converting your Account Value to an annuity payment stream, the length of which depends on the terms of the applicable annuity option. Thus, once annuity payments begin, your death benefit is determined solely under the terms of the applicable annuity payment option, and you no longer participate in any optional living benefit (unless you have annuitized under that benefit).

                                LIVING BENEFITS

 DO YOU OFFER BENEFITS DESIGNED TO PROVIDE INVESTMENT PROTECTION FOR OWNERS WHILE THEY ARE ALIVE?

 Allstate Life offered different optional benefits, for an additional charge, that can provide retirement income protection for Owners while they are alive. Notwithstanding the additional protection provided under the optional Living Benefits, the additional cost has the impact of reducing net performance of the investment options. Each optional benefit offers a distinct type of guarantee, regardless of the performance of the Sub-accounts, that may be appropriate for you depending on the manner in which you intend to make use of your Annuity while you are alive. We reserve the right to cease offering any of the living benefits. Depending on which optional benefit you choose, you can have substantial flexibility to invest in the Sub-accounts while:

..   Protecting a principal amount from decreases in value due to investment performance;
..   Taking withdrawals with a guarantee that you will be able to withdraw not less than a guaranteed benefit base over time;
..   Guaranteeing a minimum amount of growth will be applied to your principal, if it is to be used as the basis for lifetime income payments or lifetime withdrawals; or
..   Providing spousal continuation of certain benefits.

 The "living benefits" are as follows:
..   TrueAccumulation - Highest Daily/1/
..   Guaranteed Minimum Income Benefit (GMIB)/1/
..   TrueIncome and TrueIncome - Spousal/1/
..   TrueIncome - Highest Daily/1/
..   TrueIncome - Highest Daily 7/1/
..   TrueIncome - Spousal Highest Daily 7/1/

 (1)No longer available for new elections.

 Here is a general description of each kind of living benefit that exists under this Annuity:
       . Guaranteed Minimum Accumulation Benefits. The common characteristic of these benefits is that a specified amount of your annuity value is guaranteed at some point in the future. For example, under TrueAccumulation - Highest Daily, we make an initial guarantee that your annuity value on the day you start the benefit will not be any less ten years later. If your annuity value is less on that date, we use our own funds to give you the difference. Because the guarantee inherent in the guaranteed minimum accumulation benefit does not take effect until a specified number of years into the future, you should elect such a benefit only if your investment time horizon is of at least that duration. TrueAccumulation - Highest Daily is no longer available for new elections. Please note that these guaranteed minimum accumulation benefits require your participation in certain predetermined mathematical formulas that may transfer your Account Value between certain permitted Sub-accounts and a bond portfolio Sub-account. The portfolio restrictions and the use of each formula may reduce the likelihood that we will be required to make payments to you under the living benefits.

       . Guaranteed Minimum Income Benefit or ("GMIB"). As discussed elsewhere in this prospectus, you have the right under your annuity to ask us to convert your accumulated annuity value into a series of annuity payments. Generally, the smaller the amount of your annuity value, the smaller the amount of your annuity payments. GMIB addresses this risk, by guaranteeing a certain amount of appreciation in the amount used to produce annuity payments. Thus, even if your annuity value goes down in value, GMIB guarantees that the amount we use to determine the amount of the annuity payments will go up in value by the prescribed amount. You should select GMIB only if you are prepared to delay your annuity payments for the required waiting period and if you anticipate needing annuity payments. GMIB is no longer available for new elections.

       . Lifetime Guaranteed Minimum Withdrawal Benefits. These benefits are designed for someone who wants to access the annuity's value through withdrawals over time, rather than by annuitizing. The withdrawal amounts are guaranteed for life (or until the second to die of spouses). The way that we establish the guaranteed amount that, in turn, determines the amount of the annual lifetime payments varies among these benefits. Under TrueIncome - Highest Daily 7, for example, the guaranteed amount generally is equal to your Account Value, appreciated at seven percent annually. Please note that there is a maximum Annuity Date under your Annuity, by which date annuity payments must commence. TrueIncome, TrueIncome - Spousal, and TrueIncome - Highest Daily are no longer available for new elections. Under any of the Guaranteed Lifetime Withdrawal Benefits (e.g., TrueIncome - Highest Daily 7), withdrawals in excess of the Annual Income Amount, called "Excess Income," will result in a permanent reduction in future guaranteed withdrawal amounts.

 Finally, please note that certain of these benefits require your participation in a predetermined mathematical formula that may transfer your Account Value between certain permitted Sub-accounts and a bond portfolio Sub-account (or the general account, for one of the benefits). Although not guaranteed, the optional living benefit investment requirements and the applicable formula are designed to reduce the difference between your Account Value and our liability under the benefit. Minimizing such difference generally benefits us by decreasing the risk that we will use our own assets to make benefit payments to you. Though the investment requirements and formulas are designed to reduce risk, they do not guarantee any appreciation of your Account Value. In fact, they could mean that you miss appreciation opportunities in other investment options. We are not providing you with investment advice through the use of any of the formulas. In addition, the formulas do not constitute an investment strategy that we are recommending to you.

 In general, with respect to our lifetime guaranteed withdrawal benefits (e.g., TrueIncome - Highest Daily 7), please be aware that although a given withdrawal may qualify as a free withdrawal for purposes of not incurring a CDSC, the amount of the withdrawal could exceed the Annual Income Amount under the benefit and thus be deemed "Excess Income" - thereby reducing your Annual Income Amount for future years.

 Please refer to the benefit description that follows for a complete description of the terms, conditions and limitations of each optional benefit. See the chart in the "Investment Options" section of the Prospectus on page 17 for a list of investment options available and permitted with each benefit. We reserve the right to terminate this benefit if you allocate funds into non-permitted Investment Options. You should consult with your Financial Professional to determine if any of these optional benefits may be appropriate for you based on your financial needs. There are many factors to consider, but we note that among them you may want to evaluate the tax implications of these different approaches to meeting your needs, both between these benefits and in comparison to other potential solutions to your needs (e.g., comparing the tax implications of the withdrawal benefit and annuity payments and comparing annuity benefits with benefits of other products).

 Termination of Existing Benefits and Election of New Benefits
 If you currently own an Annuity with an optional living benefit that is terminable, you may terminate the benefit rider, however you generally will only be permitted to re-elect the benefit or elect another currently available lifetime withdrawal benefit on any anniversary of the Issue Date that is at least 90 calendar days from the date the benefit was last terminated, provided the request is received in good order (subject to state availability and in accordance with any applicable age requirements). We reserve the right to waive, change and/or further limit availability and election frequencies in the future. Check with your financial professional regarding the availability of re-electing or electing a benefit and any waiting period. The benefit you re-elect or elect may be more expensive than the benefit you are terminating. Note that once you terminate an existing benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. You should carefully consider whether terminating your existing benefit and electing a new benefit is appropriate for you.


 Prior to a recent Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act ("DOMA"), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down
 Section 3 of DOMA as unconstitutional, thereby recognizing for federal law purposes a valid same sex marriage. The Windsor decision means that the favorable tax benefits afforded by the federal tax law to an opposite sex spouse under the Internal Revenue Code (IRC) are now available to a same sex spouse.

 On August 29, 2013, the Internal Revenue Service ("IRS") issued guidance on its position regarding same sex marriages for federal tax purposes. If a couple is married in a jurisdiction (including a foreign country) that recognizes same sex marriages, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. However, the IRS did not recognize civil unions and registered domestic partnerships as marriages for federal tax purposes. Currently, if a state does not recognize a civil union or a registered domestic partnership as a marriage, it is not a marriage for federal tax purposes.

 There are several unanswered questions regarding the scope and impact of the Windsor case both as to the application of federal and state tax law. Absent further guidance from a state to the contrary, we will tax report and withhold at the state level consistent with the characterization of a given transaction under federal tax law (for example, a tax free rollover).

 Please consult with your tax or legal advisor before electing the Spousal Benefit for a same sex spouse or civil union partner.


 TRUEACCUMULATION(R) - HIGHEST DAILY
 TrueAccumulation - Highest Daily is no longer available for new elections.

 TrueAccumulation - Highest Daily creates a series of separate guarantees, each of which is based on the highest Account Value attained on a day during the applicable time period. As each year of your participation in the benefit passes, we create a new guarantee. Each guarantee then remains in existence until the date on which it matures (unless the benefit terminates sooner). We refer to each date on which the specified Account Value is guaranteed as the "maturity date" for that guarantee. TrueAccumulation - Highest Daily will not create a guarantee if the maturity date of that guarantee would extend beyond the date by which annuity payments must commence under the terms of your Annuity. This is true even with respect to a new Owner who has acquired the Annuity from the original Owner.

 The guarantees provided by the benefit exist only on the applicable maturity date(s). However, due to the ongoing monitoring of your Account Value, and the transfer of Account Value to support our future guarantees, the benefit may provide some protection from significant market losses if you choose to surrender your Annuity or begin receiving annuity payments prior to a maturity date. For this same reason, the benefit may limit your ability to benefit from market increases while it is in effect.

 The initial guarantee is created on the day that TrueAccumulation - Highest Daily is added to your Annuity. We guarantee that your Account Value on the tenth anniversary of that day (we refer to each such anniversary as a "benefit anniversary") will not be less than your Account Value on the day that TrueAccumulation - Highest Daily was added to your Annuity. Each benefit anniversary thereafter, we create a new guarantee. With respect to each such subsequent guarantee, we identify the highest Account Value that occurred between the date of that benefit anniversary and the date on which TrueAccumulation - Highest Daily was added to your Annuity. We guarantee that your Account Value ten years after that benefit anniversary will be no less than the highest daily Account Value that occurred during that time period. The following example illustrates the time period over which we identify the highest daily Account Value for purposes of each subsequent guarantee under the benefit. If the date of benefit election were January 1, 2009, we would create a guarantee on January 1, 2012 based on the highest Account Value achieved between January 1, 2009 and January 1, 2012, and that guarantee would mature on January 1, 2022. As described below, we adjust each of the guarantee amounts for purchase payments and withdrawals.

 In general, we refer to a date on which the Account Value is guaranteed to be present as the "maturity date". If the Account Value on the maturity date is less than the guaranteed amount, we will contribute funds from our general account to bring your Account Value up to the guaranteed amount. If the maturity date is not a Valuation Day, then we would contribute such an amount on the next Valuation Day. We will allocate any such amount to each Sub-account (other than the "Current AST bond portfolio Sub-account" described below) in accordance with your current allocations instructions. Regardless of whether we need to contribute funds at the end of a guarantee period, we will at that time transfer all amounts held within the AST bond portfolio Sub-account associated with the maturing guarantee to your other Sub-accounts, on a pro rata basis. If the entire account value is invested in an AST bond portfolio Sub-account, we will allocate according to your current allocation instructions.

 We increase the amount of each guarantee that has not yet reached its maturity date, as well as the highest daily Account Value that we calculate to establish a guarantee, by the amount of each Purchase Payment (and associated Credits) made prior to the applicable maturity date. For example, if the effective date of the benefit was January 1, 2009, and there was an initial guaranteed amount that was set at $100,000 maturing January 1, 2019, and a second guaranteed amount that was set at $120,000 maturing January 1, 2020, then a $30,000 Purchase Payment made on March 30, 2009 would increase the guaranteed amounts to $130,000 and $150,000, respectively. As illustrated in the examples below, additional Purchase Payments also increase an amount we refer to as the "dollar-for-dollar corridor."

 We reflect the effect of withdrawals by reference to an amount called the "dollar-for-dollar corridor." The dollar-for-dollar corridor is set initially to equal 5% of the initial guaranteed amount (i.e., 5% of the Account Value at benefit election). Each "benefit year" (i.e., a year that begins on the date of election of TrueAccumulation - Highest Daily and each anniversary thereafter), withdrawals that you make that are equal to or less than the dollar-for-dollar corridor reduce (i) the amount of the dollar-for-dollar corridor for that benefit year (ii) the amount of each outstanding guarantee amount, and (iii) the highest daily Account Value that we calculate to establish a guarantee, by the exact amount of the withdrawal. However, if you withdraw more than the dollar-for-dollar corridor in a given benefit year, we use the portion of the withdrawal that exceeded the dollar-for-dollar corridor to effect a proportional reduction to both the dollar-for-dollar corridor itself and each outstanding guaranteed amount, as well as the highest daily Account Value that we calculate to establish a guarantee. We calculate a proportional reduction by (i) identifying the amount of the withdrawal that exceeded the dollar-for-dollar corridor (the "excess withdrawal")
 (ii) subtracting the dollar-for-dollar amount from the Account Value prior to the withdrawal (iii) dividing the excess withdrawal by the amount in (ii). We then use the resulting proportion to reduce each guaranteed amount, the highest daily Account Value that we calculate to establish a guarantee and the dollar for dollar corridor itself. See examples of this calculation below.

 Any partial withdrawals in payment of any third party investment advisory service will be treated as withdrawals, and will reduce each applicable guaranteed amount and the dollar-for-dollar corridor in the manner indicated above.

 EXAMPLES
 The following examples of dollar-for-dollar and proportional reductions assume that: 1.) the Issue Date and the effective date of the TrueAccumulation - Highest Daily benefit are October 13, 2008; 2.) an initial Purchase Payment of $250,000 (includes any Credits); 3.) an initial guarantee amount of $250,000; and 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000). The values set forth here are purely hypothetical and do not reflect the charge for TrueAccumulation - Highest Daily or other fees and charges.

 Example 1. Dollar-for-dollar reduction
 A $10,000 withdrawal is taken on November 29, 2008 (in the first Annuity
 Year). No prior withdrawals have been taken. As the amount withdrawn is less than the dollar-for-dollar Limit:
..   The initial guarantee amount is reduced by the amount withdrawn (i.e., by
    $10,000, from $250,000 to $240,000).
..   The remaining dollar-for-dollar limit ("Remaining Limit") for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).

 Example 2. Dollar-for-dollar and proportional reductions
 A second $10,000 withdrawal is taken on December 18, 2008 (still within the first Annuity Year). The Account Value immediately before the withdrawal is $180,000. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:
..   the initial guarantee amount is first reduced by the Remaining Limit (from
    $240,000 to $237,500);
..   The result is then further reduced by the ratio of A to B, where:

    -- A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or
       $7,500).
    -- B is the Account Value less the Remaining Limit ($180,000 - $2,500, or
       $177,500).

 The resulting initial guarantee amount is: $237,500 X (1 - [$7,500 / $177,500]), or $227,464.79.

..   The Remaining Limit is set to zero (0) for the balance of the first Annuity
    Year.

 The resulting dollar-for-dollar corridor for the next Annuity Year is calculated by multiplying the prior dollar-for-dollar corridor by the same ratio by which we reduce the Guarantee Amount above: $12,500 X (1 - $7,500 / $177,500), or $11,971.83.

 Key Feature - Allocation of Account Value
 TrueAccumulation uses a predetermined mathematical formula to help manage your guarantees through all market cycles. The formula applicable to you may not be altered once you elect the benefit. This required formula helps us manage our financial exposure under TrueAccumulation, by moving assets out of certain Sub-accounts if dictated by the formula (see below). In essence, we seek to preserve Account Value, by transferring it to a more stable option (i.e., one or more specified bond portfolios of Advanced Series Trust). We refer to the Sub-accounts corresponding to these bond portfolios collectively as the "AST bond portfolio Sub-accounts". The formula also contemplates the transfer of Account Value from an AST bond portfolio Sub-account to the other Sub-accounts. The formula is set forth in Appendix D of this prospectus. A summary description of each AST bond portfolio Sub-account appears within the prospectus section entitled "Investment Options." In addition, you can find a copy of the AST bond portfolio prospectus by going to www.accessallstate.com.

 For purposes of operating the TrueAccumulation formula, we have included within each Annuity several AST bond portfolio Sub-accounts. Each AST bond portfolio is unique, in that its underlying investments generally mature at different times. For example, there would be an AST bond portfolio whose underlying investments generally mature in 2020, an AST bond portfolio whose underlying investments generally mature in 2021, and so forth. As discussed below, the formula determines the appropriate AST bond portfolio Sub-account to which Account Value is transferred. We will introduce new AST bond portfolio Sub-accounts in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit. If you have elected TrueAccumulation, you may have Account Value allocated to an AST bond portfolio Sub-account only by operation of the formula, and thus you may not allocate Purchase Payments to or make transfers to or from an AST bond portfolio Sub-account.

 Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. The formula determines the appropriate AST bond portfolio Sub-account to which Account Value is transferred. On any day a transfer into or out of the AST bond portfolio Sub-account is made, the formula may dictate that a transfer out of one AST bond portfolio Sub-account be made into another AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the "current liability", as described below. In the formula, we use the term "Transfer Account" to refer to the AST bond portfolio Sub-account to which a transfer would be made. As indicated the formula and the AST bond portfolio Sub-accounts are employed with this benefit to help us mitigate the financial risks under our guarantee. Thus, the formula applicable to you under the benefit determines which AST bond portfolio Sub-account your Account Value is transferred to, and under what circumstances a transfer is made.

 In general, the formula works as follows. Under the formula, Account Value will transfer between the "Permitted Sub-accounts" and an AST bond portfolio Sub-account when dictated by the pre-determined mathematical formula. On each Valuation Day, including the effective date of the benefit, the pre-determined mathematical formula is used to compare your Account Value to an amount based on the guarantees provided under the benefit. The formula determines whether a transfer occurs based, among other things, on an identification of the outstanding guarantee that has the largest present value. Based on the formula, a determination is made as to whether any portion of your Account Value is to be transferred to or from the AST bond portfolio Sub-account. In identifying those guarantees, we consider each guarantee that already has been set (i.e., on a benefit anniversary), as well as an amount that we refer to as the "Projected Future Guarantee." The "Projected Future Guarantee" is an amount equal to the highest Account Value (adjusted for withdrawals, additional Purchase Payments, and any associated Credits as described in the section of the prospectus concerning TrueAccumulation - Highest Daily) within the current benefit year that would result in a new guarantee. For the Projected Future Guarantee, the assumed Guarantee Period begins on the current Valuation Day and ends 10 years from the next anniversary of the effective date of the benefit. As such, a Projected Future Guarantee could cause a transfer of Account Value into an AST bond portfolio Sub-account. We only calculate a Projected Future Guarantee if the assumed Guarantee Period associated with that Projected Future Guarantee does not extend beyond the latest Annuity Date applicable to the Annuity. The amount that is transferred to and from the AST bond portfolio Sub-accounts pursuant to the formula depends upon the factors set forth in the bullet points below, some of which relate to the guarantee amount(s), including the Projected Future Guarantee.

 For each outstanding guarantee and the Projected Future Guarantee, the formula begins by determining the present value on that Valuation Day that, if appreciated at the applicable "discount rate", would equal the applicable guarantee amount on the Maturity Date. As detailed in the formula, the discount rate is an interest rate determined by taking a benchmark index used within the financial services industry and then reducing that interest rate by a prescribed adjustment. Once selected, we do not change the applicable benchmark index (although we do reserve the right to use a new benchmark index if the original benchmark is discontinued). The greatest of each such present value is referred to as the "current liability" in the formula. The formula compares the current liability to the amount of your Account Value held within the AST bond portfolio Sub-account and to your Account Value held within the Permitted Sub-accounts. If the current liability, reduced by the amount held within the current AST bond portfolio Sub-account, and divided by the amount held within the Permitted Sub-accounts, exceeds an upper target value (currently, 85%), then the formula will make a transfer into the AST bond portfolio Sub-account, in the amount dictated by the formula (subject to the 90% cap feature discussed below). If the current liability, reduced by the amount held within the AST bond portfolio Sub-account, and divided by the amount within the Permitted Sub-accounts, is less than a lower target value (currently, 79%), then the formula will transfer Account Value from the AST bond portfolio Sub-account into the Permitted Sub-accounts, in the amount dictated by the formula.

 As discussed above, each Valuation Day, the formula analyzes the difference between your Account Value and your guarantees as well as how long you have owned the benefit, and determines if any portion of your Account Value needs to be transferred into or out of the AST bond portfolio Sub-accounts. Where you have not elected the 90% cap feature, at any given time, some, none, or all of your Account Value may be allocated to an AST bond portfolio Sub-account. For such elections, if your entire Account Value is transferred to an AST bond portfolio Sub-account, then based on the way the formula operates, the formula will not transfer amounts out of the AST bond portfolio Sub-account and the entire Account Value would remain in the AST bond portfolio Sub-account. If you make additional Purchase Payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional Purchase Payments may or may not cause the formula to transfer money into or out of the AST bond portfolio Sub-account. Once the Purchase Payments are allocated to your Annuity, they also will be subject to the formula, which may result in immediate transfers to or from the AST bond portfolio Sub-accounts, if dictated by the formula. If you have elected the 90% cap feature discussed below, at any given time, some, none, or most of your Account Value may be allocated to the AST bond portfolio Sub-accounts.

 Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the AST bond portfolio Sub-accounts pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:
..   The difference between your Account Value and your guarantee amount(s);
..   The amount of time until the maturity of your guarantee(s);
..   The amount invested in, and the performance of, the Permitted Sub-accounts;
..   The amount invested in, and the performance of, the AST bond portfolio
    Sub-accounts;
..   The discount rate used to determine the present value of your guarantee(s);
..   Additional Purchase Payments, if any, that you make to the Annuity; and
..   Withdrawals, if any, taken from the Annuity.

 Any amounts invested in the AST bond portfolio Sub-accounts will affect your ability to participate in a subsequent market recovery within the Permitted Sub-accounts. Conversely, the Account Value may be higher at the beginning of the market recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected. The AST bond portfolio Sub-accounts are available only with certain optional living benefits, and you may not allocate Purchase Payments to or transfer Account Value to or from the AST bond portfolio Sub-accounts.

 Transfers under the formula do not impact any guarantees under the benefit that have already been locked-in.

 Election/Cancellation of the Benefit
 Beginning after May 7, 2010, we no longer permit new elections of TrueAccumulation - Highest Daily. If you currently participate in TrueAccumulation - Highest Daily, your guarantees are unaffected by the fact that we no longer offer TrueAccumulation - Highest Daily.

 If you wish, you may cancel TrueAccumulation - Highest Daily. Upon cancellation of TrueAccumulation - Highest Daily, any Account Value allocated to the AST Bond Portfolio Sub-accounts used with the pre-determined mathematical formula will be reallocated to the Sub-Accounts according to your most recent allocation instructions or, in absence of such instructions, pro-rata. You also should be aware that upon termination of TrueAccumulation - Highest Daily, you will lose all guarantees that you had accumulated under the benefit. Once TrueAccumulation - Highest Daily is cancelled you cannot re-elect it or another optional living benefit.

 TrueAccumulation - Highest Daily will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract), unless the Annuity is continued by the surviving spouse; (b) as of the date Account Value is applied to begin annuity payments; (c) as of the anniversary of benefit election that immediately precedes the contractually-mandated latest annuity date, or (d) upon full surrender of the Annuity. If you elect to terminate the benefit, TrueAccumulation - Highest Daily will no longer provide any guarantees. The charge for TrueAccumulation - Highest Daily will no longer be deducted from your Account Value upon termination of the benefit.

 Special Considerations under TrueAccumulation - Highest Daily
 This benefit is subject to certain rules and restrictions, including, but not limited to the following:
   . Upon inception of the benefit, 100% of your Account Value must have been allocated to the permitted Sub-accounts. The Permitted Sub-accounts are those described in the Investment Option section of this prospectus. No fixed interest rate allocations may be in effect as of the date that you elect to participate in the benefit.
   . You cannot participate in any dollar cost averaging program that transfers Account Value from a fixed interest rate option to a Sub-account.
   . Transfers from the other Sub-accounts to an AST bond portfolio Sub-account or from an AST bond portfolio Sub-account to the other Sub-accounts under the benefit will not count toward the maximum number of free transfers allowable under the Annuity.
   . Any amounts applied to your Account Value by us on a maturity date will not be treated as "investment in the contract" for income tax purposes.
   . As the time remaining until the applicable maturity date gradually decreases, the benefit may become increasingly sensitive to moves to an AST bond portfolio Sub-account.
   . We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this benefit.

 Charges under the Benefit
 We deduct an annual charge equal to 0.60% (0.35%, for elections prior to May 1, 2009) of the average daily net assets of the Sub-accounts (including each AST bond portfolio Sub-account) for participation in TrueAccumulation - Highest Daily. The charge is deducted daily. The charge is deducted to compensate us for: (a) the risk that your Account Value on the maturity date is less than the amount guaranteed and (b) administration of the benefit. We reserve the right to increase this fee for newly-issued contracts or new elections of the benefit. The charges will not exceed the maximum charges shown in the section of this prospectus entitled "Summary of Contract Fees and Charges."

 OPTIONAL 90% CAP FEATURE FOR TRUEACCUMULATION - HIGHEST DAILY
 If you currently own an Annuity and have elected the TrueAccumulation - Highest Daily benefit, you can elect this optional feature, at no additional cost, which utilizes a new mathematical formula. The predetermined mathematical formula is described below and will replace the "Transfer Calculation" portion of the mathematical formula currently used in connection with your benefit on a prospective basis. This election may only be made once and may not be revoked once elected. The formula is set forth in Appendix D of this prospectus, and is described below. Only the election of the 90% cap feature will prevent all of your Account Value from being allocated to an AST bond portfolio Sub-account. If all of your Account Value is currently allocated to an AST bond portfolio Sub-account, it will not transfer back to the Permitted Sub-accounts unless you elect this 90% Cap feature. If you make additional Purchase Payments, they may result in a transfer of Account Value. The cap can be referred to as "the 90% cap" OR "the 90% cap rule" OR "the 90% cap feature."

 As with the formula that does not include the 90% cap feature, the formula with the 90% cap feature determines whether a transfer occurs based, among other things, on an identification of the outstanding guarantee that has the largest present value. In identifying those guarantees, we consider each guarantee that already has been set (i.e., on a benefit anniversary), as well as the "Projected Future Guarantee" (as described above).

 For purposes of operating the formula for TrueAccumulation - Highest Daily, we have included within this Annuity several AST bond portfolio Sub-accounts in order to offer the initial and subsequent guarantees under the benefit. These are currently AST Bond Portfolio 2018, AST Bond Portfolio 2019, AST Bond Portfolio 2020, and AST Bond Portfolio 2021. Each AST bond portfolio is unique, in that its underlying investments generally mature at the same time as each outstanding maturity date that exists under the benefit. For example, there would be an AST bond portfolio whose underlying investments generally mature in 2020 (corresponding to all guarantees that mature in 2020), an AST bond portfolio whose underlying investments generally mature in 2021 (corresponding to all guarantees that mature in 2021), and so forth. As discussed below, the formula determines the appropriate AST bond portfolio Sub-Account to which Account Value is transferred. We will introduce new AST bond portfolio Sub-accounts in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit. If you have elected TrueAccumulation - Highest Daily, you may have Account Value allocated to an AST bond portfolio Sub-account only by operation of the predetermined mathematical formula, and thus you may not allocate purchase payments to, or transfer Account Value to or from, such a Portfolio. Please see the prospectus for your Annuity and the prospectus for the Advanced Series Trust for more information about each AST bond portfolio used with this benefit.

 Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. In the description of the formula in the next paragraph, we refer to the AST bond portfolio Sub-account in which you are invested immediately prior to any potential asset transfer as the "Current AST bond portfolio Sub-account." The formula may dictate that a transfer out of the Current AST bond portfolio Sub-account be made, or alternatively may mandate a transfer into an AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the "current liability" (we refer to that Sub-account as the "Transfer AST bond portfolio Sub-account"). Note that if the Current AST bond portfolio Sub-account is associated with the current liability, then that Sub-account would be the Transfer AST bond portfolio Sub-account, and we would simply transfer additional assets into the Sub-account if dictated by the formula.

 Under the new formula, the formula will not execute a transfer to the Transfer AST bond portfolio Sub-account that results in more than 90% of your Account Value being allocated to the Transfer AST bond portfolio Sub-account ("90% cap rule"). Thus, on any Valuation Day, if the formula would require a transfer to the Transfer AST bond portfolio Sub-account that would result in more than 90% of the Account Value being allocated to the Transfer AST bond portfolio Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the Transfer AST bond portfolio Sub-account will be transferred. Additionally, future transfers into the Transfer AST bond portfolio Sub-account will not be made (regardless of the performance of the Transfer AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a formula-initiated transfer out of the Transfer AST bond portfolio Sub-account. Once this transfer occurs out of the Transfer AST bond portfolio Sub-account, future amounts may be transferred to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap rule). At no time will the formula make a transfer to the Transfer AST bond portfolio Sub-account that results in greater than 90% of your Account Value being allocated to the Transfer AST bond portfolio Sub-account. However, it is possible that, due to the investment performance of your allocations in the Transfer AST bond portfolio Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the Transfer AST bond portfolio Sub-account.

 If you make additional purchase payments to your Annuity while the transfer restriction of the 90% cap rule is in effect, the formula will not transfer any of such additional purchase payments to the Transfer AST bond portfolio Sub-account at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the Transfer AST bond portfolio Sub-account, and the formula will still not transfer any of your Account Value to the Transfer AST bond portfolio Sub-account (at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account).

 For example,
..   March 19, 2010 - a transfer is made that results in the 90% cap rule being met and now $90,000 is allocated to the Transfer AST bond portfolio Sub-account and $10,000 is allocated to the Permitted Sub-accounts.
..   March 20, 2010 - you make an additional purchase payment of $10,000. No transfers have been made from the Transfer AST bond portfolio Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2010.
..   As of March 20, 2010 (and at least until first a transfer is made out of the Transfer AST bond portfolio Sub-account under the formula) - the
    $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the Transfer AST bond portfolio Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the Transfer AST bond portfolio Sub-account).
..   Once there is a transfer out of the Transfer AST bond portfolio Sub-account
    (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap rule).

 If at the time you elect the 90% cap rule, more than 90% of your Account Value is allocated to an AST bond portfolio Sub-account used with the benefit, a transfer will be made from the AST bond portfolio Sub-account such that Account Value will be allocated 90% to the AST bond portfolio Sub-account and 10% will be allocated to your elected Sub-accounts. Amounts to be transferred from the AST bond portfolio Sub-account to your elected Sub-accounts will be transferred according to the following "hierarchy" (i.e., if a given item is inapplicable, we use the next instruction that is applicable): (a) the percentages dictated by any existing asset allocation program; or (b) the percentages dictated by any auto-rebalancing program; or (c) pro-rata according to amounts currently held in your elected Sub-accounts; or
 (d) according to the currently-effective allocation instructions used for the allocation of subsequent Purchase Payments.

 It is possible that additional transfers might occur after this initial transfer if dictated by the formula. The amount of such additional transfer(s) will vary. If, on the date this feature is elected, 100% of your Account Value is allocated to the Transfer AST bond portfolio Sub-account, a transfer of an amount equal to 10% of your Account Value will be made to your Permitted Sub-accounts. It is possible that an additional transfer(s) to the Permitted Sub-accounts could occur the following Valuation Day(s), and in some instances (based upon the formula) the additional transfer(s) could be large. Thereafter, your Account Value can be transferred between the Transfer AST Bond Portfolio Sub-account and your Permitted Sub-accounts as frequently as daily, based on what the formula prescribes.

 Once the transfer restriction of the 90% cap rule is triggered, future transfers into the Transfer AST bond portfolio Sub-account will not be made (regardless of the performance of the Transfer AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account. Once this transfer occurs out of the Transfer AST bond portfolio Sub-account, future amounts may be transferred to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap rule).

 Important Considerations When Electing this Feature:
..   At any given time, some, most or none of your Account Value may be allocated to the Transfer AST bond portfolio Sub-account.
..   Please be aware that because of the way the 90% cap rule mathematical formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the Transfer AST bond portfolio Sub-account.
..   If this feature is elected, any Account Value transferred to the Permitted
    Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending on the performance of the Permitted Sub-accounts you select.
..   Your election of the 90% cap rule will not result in your losing the guarantees you had accumulated under your existing TrueAccumulation - Highest Daily benefit.

 GUARANTEED MINIMUM INCOME BENEFIT (GMIB)
 The Guaranteed Minimum Income Benefit is no longer available for new elections.

 The Guaranteed Minimum Income Benefit is an optional benefit that, after a seven-year waiting period, guarantees your ability to begin receiving income from your Annuity in the form of annuity payments based on a guaranteed minimum value (called the "Protected Income Value") that increases after the waiting period begins, regardless of the impact of Sub-account performance on your Account Value. The benefit may be appropriate for you if you anticipate using your Annuity as a future source of periodic fixed income payments for the remainder of your life and wish to ensure that the basis upon which your income payments will be calculated will achieve at least a minimum amount despite fluctuations in market performance. There is an additional charge if you elected the GMIB benefit.

 Key Feature - Protected Income Value
 The Protected Income Value is the minimum amount that we guarantee will be available (net of any applicable tax charge), after a waiting period of at least seven years, as a basis to begin receiving fixed annuity payments. The Protected Income Value is initially established on the effective date of the GMIB benefit and is equal to your Account Value on such date. Currently, since the GMIB benefit may only be elected at issue, the effective date is the Issue Date of your Annuity. The Protected Income Value is increased daily based on an annual growth rate of 5%, subject to the limitations described below. The Protected Income Value is referred to as the "Protected Value" in the rider we issue for this benefit. The 5% annual growth rate is referred to as the "Roll-Up Percentage" in the rider we issue for this benefit.

 The Protected Income Value is subject to a limit of 200% (2X) of the sum of the Protected Income Value established on the effective date of the GMIB benefit, or the effective date of any step-up value, plus any additional purchase payments (and any Credit that is applied to such purchase payments in the case of X Series) made after the waiting period begins ("Maximum Protected Income Value"), minus the impact of any withdrawals (as described below in "Impact of Withdrawals on the Protected Income Value") you make from your Annuity after the waiting period begins.
..   Subject to the maximum age/durational limits described immediately below, we will no longer increase the Protected Income Value by the 5% annual growth rate once you reach the Maximum Protected Income Value. However, we will increase the Protected Income Value by the amount of any additional purchase payments after you reach the Maximum Protected Income Value. Further, if you make withdrawals after you reach the Maximum Protected Income Value, we will reduce the Protected Income Value and the Maximum Protected Income Value by the proportional impact of the withdrawal on your Account Value.
..   Subject to the Maximum Protected Income Value, we will no longer increase the Protected Income Value by the 5% annual growth rate after the later of the anniversary date on or immediately following the Annuitant's 80/th/ birthday or the 7/th/ anniversary of the later of the effective date of the GMIB benefit or the effective date of the most recent step-up. However, we will increase the Protected Income Value by the amount of any additional purchase payments (and any Credit that is applied to such purchase payments in the case of X Series). Further, if you make withdrawals after the Annuitant reaches the maximum age/duration limits, we will reduce the Protected Income Value and the Maximum Protected Income Value by the proportional impact of the withdrawal on your Account Value.
..   Subject to the Maximum Protected Income Value, if you make an additional
    Purchase Payment, we will increase the Protected Income Value by the amount of the Purchase Payment (and any Credit that is applied to such Purchase Payment in the case of X Series) and will apply the 5% annual growth rate on the new amount from the date the Purchase Payment is applied.
..   As described below, after the waiting period begins, cumulative withdrawals each Annuity Year that are up to 5% of the Protected Income Value on the prior anniversary of your Annuity will reduce the Protected Income Value by the amount of the withdrawal. Cumulative withdrawals each Annuity Year in excess of 5% of the Protected Income Value on the prior anniversary of your Annuity will reduce the Protected Income Value proportionately. All withdrawals after the Maximum Protected Income Value is reached will reduce the Protected Income Value proportionately. The 5% annual growth rate will be applied to the reduced Protected Income Value from the date of the withdrawal.

 Stepping-Up the Protected Income Value - You may elect to "step-up" or "reset" your Protected Income Value if your Account Value is greater than the current Protected Income Value. Upon exercise of the step-up provision, your initial Protected Income Value will be reset equal to your current Account Value. From the date that you elect to step-up the Protected Income Value, we will apply the 5% annual growth rate to the stepped-up Protected Income Value, as described above. You can exercise the step-up provision twice while the GMIB benefit is in effect, and only while the Annuitant is less than age 76.
..   A new seven-year waiting period will be established upon the effective date of your election to step-up the Protected Income Value. You cannot exercise your right to begin receiving annuity payments under the GMIB benefit until the end of the new waiting period. In light of this waiting period upon resets, it is not recommended that you reset your GMIB if the required beginning date under IRS minimum distribution requirements would commence during the 7 year waiting period. See "Tax Considerations" section in this prospectus for additional information on IRS requirements.
..   The Maximum Protected Income Value will be reset as of the effective date of any step-up. The new Maximum Protected Income Value will be equal to
    200% of the sum of the Protected Income Value as of the effective date of the step-up plus any subsequent purchase payments (and any Credit that is applied to such purchase payments in the case of X Series), minus the impact of any withdrawals after the date of the step-up.
..   When determining the guaranteed annuity purchase rates for annuity payments under the GMIB benefit, we will apply such rates based on the number of years since the most recent step-up.
..   If you elect to step-up the Protected Income Value under the benefit, and on the date you elect to step-up, the charges under the GMIB benefit have changed for new purchasers, your benefit may be subject to the new charge going forward.
..   A step-up will increase the dollar for dollar limit on the anniversary of the Issue Date of the Annuity following such step-up.

 Impact of Withdrawals on the Protected Income Value - Cumulative withdrawals each Annuity Year up to 5% of the Protected Income Value will reduce the Protected Income Value on a "dollar-for-dollar" basis (the Protected Income Value is reduced by the actual amount of the withdrawal). Cumulative withdrawals in any Annuity Year in excess of 5% of the Protected Income Value will reduce the Protected Income Value proportionately (see the examples of this calculation below). The 5% annual withdrawal amount is determined on each anniversary of the Issue Date (or on the Issue Date for the first Annuity
 Year) and applies to any withdrawals during the Annuity Year. This means that the amount available for withdrawals each Annuity Year on a "dollar-for-dollar" basis is adjusted on each Annuity anniversary to reflect changes in the Protected Income Value during the prior Annuity Year.

 The Maximum Protected Income Value is reduced by the same dollar-for-dollar amount as the Protected Income Value is reduced and the same proportional percentage as the Protected Income Value is reduced.

 The following examples of dollar-for-dollar and proportional reductions assume that: 1.) the Issue Date and the effective date of the GMIB benefit are October 13, 2005; 2.) an initial Purchase Payment of $250,000 (includes any Credits in the case of X Series); 3.) an initial Protected Income Value of $250,000; 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000); and 5.) a
 Maximum Protected Income Value of $500,000 (200% of the initial Protected Income Value). The values set forth here are purely hypothetical and do not reflect the charge for GMIB or any other fees and charges.

 Example 1. Dollar-for-dollar reduction
 A $10,000 withdrawal is taken on November 13, 2005 (in the first Annuity
 Year). No prior withdrawals or step-ups have been taken. Immediately prior to the withdrawal, the Protected Income Value is $251,038.10 (the initial value accumulated for 31 days at an annual effective rate of 5%). As the amount withdrawn is less than the dollar-for-dollar limit:
..   The Protected Income Value is reduced by the amount withdrawn (i.e., by
    $10,000, from $251,038.10 to $241,038.10).
..   The Maximum Protected Income Value is reduced by the amount withdrawn
    (i.e., by $10,000 from $500,000.00 to $490,000.00).
..   The remaining dollar-for-dollar limit ("Remaining Limit") for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).

 Example 2. Dollar-for-dollar and proportional reductions
 A second $10,000 withdrawal is taken on December 13, 2005 (still within the first Annuity Year). Immediately before the withdrawal, the Account Value is $220,000, the Protected Income Value is $242,006.64 and the Maximum Protected Income Value is $490,000.00. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:
..   the Protected Income Value is first reduced by the Remaining Limit (from
    $242,006.64 to $239,506.64);
..   The result is then further reduced by the ratio of A to B, where:

    -- A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or
       $7,500).
    -- B is the Account Value less the Remaining Limit ($220,000 - $2,500, or
       $217,500).

 The resulting Protected Income Value is: $239,506.64 X (1 - $7,500 / $217,500), or $231,247.79.

..   The Maximum Protected Income Value is reduced first by the same dollar amount as the Protected Income Value ($490,000.00 - $2,500 or $487,500,00) and by the same proportion as for the Protected Income Value ($487,500.00 X
    0.9655 or $470,689.66).
..   The Remaining Limit is set to zero (0) for the balance of the first Annuity
    Year.

 Example 3. Reset of the Dollar-for-dollar Limit
 A $10,000 withdrawal is made on the first anniversary of the Issue Date, October 13, 2006 (second Annuity Year). Prior to the withdrawal, the Protected Income Value is $240,838.37 and the Maximum Protected Income Value is $470,689.66. The Remaining Limit is reset to 5% of the Protected Income Value amount, or $12,041.92. As the amount withdrawn is less than the dollar-for-dollar limit:
..   the Protected Income Value is reduced by the amount withdrawn (i.e., reduced by $10,000, from $240,838.37 to $230,838.37).
..   The Maximum Protected Income Value is also reduced by the amount withdrawn
    (i.e., by $10,000 from $470,689.66 to $460,689.66).
..   the Remaining Limit for the balance of the second Annuity Year is also reduced by the amount withdrawn (from $12,041.92 to $2,041.92).

 Key Feature - GMIB Annuity Payments
 You can elect to apply the Protected Income Value to one of the available GMIB Annuity Payment Options on any anniversary date following the initial waiting period, or any subsequent waiting period established upon your election to step-up the Protected Income Value. Once you have completed the waiting period, you will have a 30-day period each year, prior to the Annuity anniversary, during which you may elect to begin receiving annuity payments under one of the available GMIB Annuity Payment Options. You must elect one of the GMIB Annuity Payment Options by the anniversary of the Annuity's Issue Date on or immediately following the Annuitant's or your 95/th/ birthday (whichever is sooner), except for Annuities used as a funding vehicle for an IRA or SEP IRA, in which case you must elect one of the GMIB Annuity Payment Options by the anniversary of the Annuity's Issue Date on or immediately following the Annuitant's 92/nd/ birthday.

 Your Annuity or state law may require you to begin receiving annuity payments at an earlier date.

 The amount of each GMIB Annuity Payment will be determined based on the age and, where permitted by law, sex of the Annuitant by applying the Protected Income Value (net of any applicable tax charge that may be due) to the GMIB Annuity Payment Option you choose. We use special annuity purchase rates to calculate the amount of each payment due under the GMIB Annuity Payment Options. These special rates for the GMIB Annuity Payment Options are calculated using an assumed interest rate factor that provides for lower growth in the value applied to produce annuity payments than if you elected an annuity payment option that is not part of the GMIB benefit. These special rates also are calculated using other factors such as "age setbacks" (use of an age lower than the Annuitant's actual age) that result in lower payments than would result if you elected an annuity payment option that is not part of the GMIB benefit. Use of an age setback entails a longer assumed life for the Annuitant which in turn results in lower annuity payments.

 On the date that you elect to begin receiving GMIB Annuity Payments, we guarantee that your payments will be calculated based on your Account Value and our then current annuity purchase rates if the payment amount calculated on this basis would be higher than it would be based on the Protected Income Value and the special GMIB annuity purchase rates.

 GMIB Annuity Payment Option 1 - Payments for Life with a Certain Period Under this option, monthly annuity payments will be made until the death of the Annuitant. If the Annuitant dies before having received 120 monthly annuity payments, the remainder of the 120 monthly annuity payments will be made to the Beneficiary.

 GMIB Annuity Payment Option 2 - Payments for Joint Lives with a Certain Period Under this option, monthly annuity payments will be made until the death of both the Annuitant and the Joint Annuitant. If the Annuitant and the Joint Annuitant die before having received 120 monthly annuity payments, the remainder of the 120 monthly annuity payments will be made to the Beneficiary.
..   If the Annuitant dies first, we will continue to make payments until the later of the death of the Joint Annuitant and the end of the period certain. However, if the Joint Annuitant is still receiving annuity payments following the end of the certain period, we will reduce the amount of each subsequent payment to 50% of the original payment amount.
..   If the Joint Annuitant dies first, we will continue to make payments until the later of the death of the Annuitant and the end of the period certain.

 You cannot withdraw your Account Value or the Protected Income Value under either GMIB Annuity Payment Option once annuity payments have begun. We may make other payout frequencies available, such as quarterly, semi-annually or annually.

 Other Important Considerations
 You should note that GMIB is designed to provide a type of insurance that serves as a safety net only in the event your Account Value declines significantly due to negative investment performance. If your Account Value is not significantly affected by negative investment performance, it is unlikely that the purchase of the GMIB will result in your receiving larger annuity payments than if you had not purchased GMIB. This is because the assumptions that we use in computing the GMIB, such as the annuity purchase rates, (which include assumptions as to age-setbacks and assumed interest rates), are more conservative than the assumptions that we use in computing annuity payout options outside of GMIB. Therefore, you may generate higher income payments if you were to annuitize a lower Account Value at the current annuity purchase rates, than if you were to annuitize under the GMIB with a higher Protected Value than your Account Value but, at the annuity purchase rates guaranteed under the GMIB. The GMIB benefit does not directly affect an Annuity's Account Value, Surrender Value or the amount payable under either the basic Death Benefit provision of the Annuity or any optional Death Benefit provision. If you surrender your Annuity, you will receive the current Surrender Value, not the Protected Income Value. The Protected Income Value is only applicable if you elect to begin receiving annuity payments under one of the GMIB annuity options after the waiting period.
..   Each Annuity offers other annuity payment options that you can elect which do not impose an additional charge, but which do not offer to guarantee a minimum value on which to make annuity payments.
..   Where allowed by law, we reserve the right to limit subsequent purchase payments if we determine, at our sole discretion, that based on the timing of your purchase payments and withdrawals, your Protected Income Value is increasing in ways we did not intend. In determining whether to limit purchase payments, we will look at purchase payments which are disproportionately larger than your initial Purchase Payment and other actions that may artificially increase the Protected Income Value.
..   We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this benefit. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year.
..   If you change the Annuitant after the effective date of the GMIB benefit, the period of time during which we will apply the 5% annual growth rate may be changed based on the age of the new Annuitant. If the new Annuitant would not be eligible to elect the GMIB benefit based on his or her age at the time of the change, then the GMIB benefit will terminate.
..   Annuity payments made under the GMIB benefit are subject to the same tax treatment as any other annuity payment.
..   At the time you elect to begin receiving annuity payments under the GMIB benefit or under any other annuity payment option we make available, the protection provided by an Annuity's basic Death Benefit or any optional Death Benefit provision you elected will no longer apply.

 Election of the Benefit
 The GMIB benefit is no longer available for election. If you currently participate in GMIB, your existing guarantees are unaffected by the fact that we no longer offer GMIB.

 Termination of the Benefit
 The GMIB benefit cannot be terminated by the Owner once elected. The GMIB benefit automatically terminates as of the date your Annuity is fully surrendered, on the date the Death Benefit is payable to your Beneficiary (unless your surviving spouse elects to continue your Annuity), or on the date that your Account Value is transferred to begin making annuity payments. The GMIB benefit may also be terminated if you designate a new Annuitant who would not be eligible to elect the GMIB benefit based on his or her age at the time of the change.

 Upon termination of the GMIB benefit we will deduct the charge from your Account Value for the portion of the Annuity Year since the prior anniversary of the Annuity's Issue Date (or the Issue Date if in the first Annuity Year).

 Charges under the Benefit
 Currently, we deduct a charge equal to 0.50% per year of the average Protected Income Value for the period the charge applies. Because the charge is calculated based on the average Protected Income Value, it does not increase or decrease based on changes to the Annuity's Account Value due to market performance. The dollar amount you pay each year will increase in any year the Protected Income Value increases, and it will decrease in any year the Protected Income Value decreases due to withdrawal, irrespective of whether your Account Value increases or decreases.

 The charge is deducted annually in arrears each Annuity Year on the anniversary of the Issue Date of an Annuity. We deduct the amount of the charge pro-rata from the Account Value allocated to the Sub-accounts and the Fixed Allocations. If you surrender your Annuity, begin receiving annuity payments under the GMIB benefit or any other annuity payment option we make available during an Annuity Year, or the GMIB benefit terminates, we will deduct the charge for the portion of the Annuity Year since the prior anniversary of the Annuity's Issue Date (or the Issue Date if in the first Annuity Year).

 No charge applies after the Annuity Date.

 TRUEINCOME(R)
 TrueIncome is no longer being offered. TrueIncome could have been elected only where the Annuitant and the Owner were the same person or, if the Annuity Owner is an entity, where there was only one Annuitant. The Annuitant must have been at least 45 years old when the benefit is elected. TrueIncome was not available if you elected any other optional living benefit. As long as your TrueIncome is in effect, you must allocate your Account Value in accordance with the then permitted and available option(s) with this benefit.

 The benefit guarantees your ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. There are two options - one is designed to provide an annual withdrawal amount for life (the "Life Income Benefit") and the other is designed to provide a greater annual withdrawal amount as long as there is Protected

 Withdrawal Value (adjusted as described below) (the "Withdrawal Benefit"). If there is no Protected Withdrawal Value, the withdrawal benefit will be zero. You do not choose between these two options; each option will continue to be available as long as your Annuity has an Account Value and TrueIncome is in effect. Certain benefits under TrueIncome may remain in effect even if the Account Value of your Annuity is zero. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit.

 Key Feature - Protected Withdrawal Value
 The Protected Withdrawal Value is used to determine the amount of each annual payment under the Life Income Benefit and the Withdrawal Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under your Annuity following your election of TrueIncome. The initial Protected Withdrawal Value is equal to the greater of (A) the Account Value on the date you elect TrueIncome, plus any additional purchase payments, as applicable, each growing at 5% per year from the date of your election of the benefit, or application of the Purchase Payment to your Annuity until the date of your first withdrawal or the 10/th/ anniversary of the benefit effective date, if earlier (B) the Account Value on the date of the first withdrawal from your Annuity, prior to the withdrawal, and (C) the highest Account Value on each Annuity anniversary, plus subsequent purchase payments prior to the first withdrawal or the 10/th/ anniversary of the benefit effective date, if earlier. With respect to (A) and (C) above, after the 10/th/ anniversary of the benefit effective date, each value is increased by the amount of any subsequent purchase payments. With respect to X Series, Credits are added to purchase payments for purposes of calculating the Protected Withdrawal Value, the Annual Income Amount and the Annual Withdrawal Amount (see below for a description of Annual Income Amount and Annual Withdrawal Amount).
..   If you elected TrueIncome at the time you purchased your Annuity, the
    Account Value was your initial Purchase Payment.
..   For existing Owners who elected TrueIncome, the Account Value on the date of your election of TrueIncome will be used to determine the initial Protected Withdrawal Value.
..   If you make additional purchase payments after your first withdrawal, the
    Protected Withdrawal Value will be increased by the amount of each additional Purchase Payment.

 The Protected Withdrawal Value is reduced each time a withdrawal is made on a dollar-for-dollar basis up to the Annual Withdrawal Amount, per Annuity Year, of the Protected Withdrawal Value and on the greater of a dollar-for-dollar basis or a pro rata basis for withdrawals in an Annuity Year in excess of that amount until the Protected Withdrawal Value is reduced to zero. At that point the Annual Withdrawal Amount will be zero until such time (if any) as the Annuity reflects a Protected Withdrawal Value (for example, due to a step-up or additional purchase payments being made into the Annuity).

 Step-Up of the Protected Withdrawal Value
 You may elect to step-up your Protected Withdrawal Value if, due to positive market performance, your Account Value is greater than the Protected Withdrawal Value.

..   You are eligible to step-up the Protected Withdrawal Value on or after the
    1/st/ anniversary of the first withdrawal under TrueIncome
..   The Protected Withdrawal Value can be stepped up again on or after the
    1/st/ anniversary of the preceding step-up

 If you elect to step-up the Protected Withdrawal Value under the benefit, and on the date you elect to step-up, the charges under TrueIncome have changed for new purchasers, your benefit may be subject to the new charge at the time of step-up. Upon election of the step-up, we increase the Protected Withdrawal Value to be equal to the then current Account Value. For example, assume your initial Protected Withdrawal Value was $100,000 and you have made cumulative withdrawals of $40,000, reducing the Protected Withdrawal Value to $60,000. On the date you are eligible to step-up the Protected Withdrawal Value, your Account Value is equal to $75,000. You could elect to step-up the Protected Withdrawal Value to $75,000 on the date you are eligible. If your current Annual Income Amount and Annual Withdrawal Amount are less than they would be if we did not reflect the step-up in Protected Withdrawal Value, then we will increase these amounts to reflect the step-up as described below.

 An optional automatic step-up ("Auto Step-Up") feature is available for this benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force.

 If you elected TrueIncome and have also elected the Auto Step-Up feature:
..   the first Auto Step-Up opportunity will occur on the 1/st/ Annuity
    Anniversary that is at least one year after the later of (1) the date of the first withdrawal under TrueIncome or (2) the most recent step-up
..   your Protected Withdrawal Value will only be stepped-up if 5% of the
    Account Value is greater than the Annual Income Amount by any amount
..   if at the time of the first Auto Step-Up opportunity, 5% of the Account
    Value is not greater than the Annual Income Amount, an Auto Step-Up opportunity will occur on each successive Annuity Anniversary until a step-up occurs
..   once a step-up occurs, the next Auto Step-Up opportunity will occur on the
    1/st/ Annuity Anniversary that is at least one year after the most recent step-up

 If on the date that we implement an Auto Step-Up to your Protected Withdrawal Value, the charge for TrueIncome has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Subject to our rules and restrictions, you will still be permitted to manually step-up the Protected Withdrawal Value even if you elect the Auto Step-Up feature.

 Key Feature - Annual Income Amount under TrueIncome
 The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value at the first withdrawal taken after the benefit becomes active. Under TrueIncome, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. A withdrawal can be considered Excess Income under the Life Income Benefit even though it does not exceed the Annual Withdrawal Amount under the Withdrawal Benefit. When you elect a step-up (or an auto step-up is effected), your Annual Income Amount increases to equal 5% of your Account Value after the step-up if such amount is greater than your Annual Income Amount. Your Annual Income Amount also increases if you make additional purchase payments. The amount of the increase is equal to 5% of any additional purchase payments (and any associated Credit with respect to X Series). Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the Purchase Payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.

 Key Feature - Annual Withdrawal Amount under the Withdrawal Benefit
 The initial Annual Withdrawal Amount is equal to 7% of the initial Protected Withdrawal Value. Under TrueIncome, if your cumulative withdrawals each Annuity Year are less than or equal to the Annual Withdrawal Amount, your Protected Withdrawal Value will be reduced on a dollar-for-dollar basis. If your cumulative withdrawals are in excess of the Annual Withdrawal Amount ("Excess Withdrawal"), your Annual Withdrawal Amount will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Withdrawal to the Account Value immediately prior to such withdrawal (see the examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. When you elect a step-up (or an auto step-up is effected), your Annual Withdrawal Amount increases to equal 7% of your Account Value after the step-up if such amount is greater than your Annual Withdrawal Amount. Your Annual Withdrawal Amount also increases if you make additional purchase payments. The amount of the increase is equal to 7% of any additional purchase payments (and any associated Credit with respect to X Series). A determination of whether you have exceeded your Annual Withdrawal Amount is made at the time of each withdrawal; therefore, a subsequent increase in the Annual Withdrawal Amount will not offset the effect of a withdrawal that exceeded the Annual Withdrawal Amount at the time the withdrawal was made.

 TrueIncome does not affect your ability to make withdrawals under your Annuity or limit your ability to request withdrawals that exceed the Annual Income Amount and the Annual Withdrawal Amount. You are not required to withdraw all or any portion of the Annual Withdrawal Amount or Annual Income Amount in each Annuity Year.
..   If, cumulatively, you withdraw an amount less than the Annual Withdrawal
    Amount under the Withdrawal Benefit in any Annuity Year, you cannot carry-over the unused portion of the Annual Withdrawal Amount to subsequent Annuity Years. However, because the Protected Withdrawal Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Annual Withdrawal Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.
..   If, cumulatively, you withdraw an amount less than the Annual Income Amount under the Life Income Benefit in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years. However, because the Protected Withdrawal Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Annual Income Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.

 Examples of Withdrawals
 The following examples of dollar-for-dollar and proportional reductions of the Protected Withdrawal Value, Annual Withdrawal Amount and Annual Income Amount assume: 1.) the Issue Date and the Effective Date of TrueIncome are February 1, 2005; 2.) an initial Purchase Payment of $250,000; 3.) the Account Value on February 1, 2006 is equal to $265,000; and 4.) the first withdrawal occurs on March 1, 2006 when the Account Value is equal to $263,000. The values set forth here are purely hypothetical, and do not reflect the charge for TrueIncome or any other fees and charges.

 The initial Protected Withdrawal Value is calculated as the greatest of (a),
 (b) and (c):

 (a)Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 X 1.05/(393/365)/ = $263,484.33
 (b)Account Value on March 1, 2006 (the date of the first withdrawal) = $263,000
 (c)Account Value on February 1, 2006 (the first Annuity Anniversary) = $265,000

 Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Withdrawal Amount is equal to $18,550 under the Withdrawal Benefit (7% of $265,000). The Annual Income Amount is equal to $13,250 under the Life Income Benefit (5% of $265,000).

 Example 1. Dollar-for-dollar reduction
 If $10,000 was withdrawn (less than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:
..   Remaining Annual Withdrawal Amount for current Annuity Year = $18,550 -
    $10,000 = $8,550.
    Annual Withdrawal Amount for future Annuity Years remains at $18,550.
..   Remaining Annual Income Amount for current Annuity Year = $13,250 - $10,000
    = $3,250.
    Annual Income Amount for future Annuity Years remains at $13,250.
..   Protected Withdrawal Value is reduced by $10,000 from $265,000 to $255,000

 Example 2. Dollar-for-dollar and proportional reductions
 (a)If $15,000 was withdrawn (more than the Annual Income Amount but less than the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:
..   Remaining Annual Withdrawal Amount for current Annuity Year = $18,550 -
    $15,000 = $3,550. Annual Withdrawal Amount for future Annuity Years remains at $18,550
..   Remaining Annual Income Amount for current Annuity Year = $0

 Excess of withdrawal over the Annual Income Amount ($15,000 - $13,250 = $1,750) reduces Annual Income Amount for future Annuity Years.
..   Reduction to Annual Income Amount = Excess Income/Account Value before
    Excess Income X Annual Income Amount = $1,750/($263,000 - $13,250) X $13,250 = $93

 Annual Income Amount for future Annuity Years = $13,250 - $93 = $13,157
..   Protected Withdrawal Value is reduced by $15,000 from $265,000 to $250,000

 (b)If $25,000 was withdrawn (more than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:
..   Remaining Annual Withdrawal Amount for current Annuity Year = $0

 Excess of withdrawal over the Annual Withdrawal Amount ($25,000 - $18,550 = $6,450) reduces Annual Withdrawal Amount for future Annuity Years.
..   Reduction to Annual Withdrawal Amount = Excess Withdrawal/Account Value
    before Excess Withdrawal X Annual Withdrawal Amount = $6,450/($263,000 - $18,550) X $18,550 = $489

 Annual Withdrawal Amount for future Annuity Years = $18,550 - $489 = $18,061
..   Remaining Annual Income Amount for current Annuity Year = $0

 Excess of withdrawal over the Annual Income Amount ($25,000 - $13,250 = $11,750) reduces Annual Income Amount for future Annuity Years.
..   Reduction to Annual Income Amount = Excess Income/Account Value before
    Excess Income X Annual Income Amount = $11,750/($263,000 - $13,250) X $13,250 = $623.

 Annual Income Amount for future Annuity Years = $13,250 - $623 = $12,627
..   Protected Withdrawal Value is first reduced by the Annual Withdrawal Amount
    ($18,550) from $265,000 to $246,450. It is further reduced by the greater of a dollar-for-dollar reduction or a proportional reduction. Dollar-for-dollar reduction = $25,000 - $18,550 = $6,450
..   Proportional reduction = Excess Withdrawal/Account Value before Excess
    Withdrawal X Protected Withdrawal Value = $6,450/($263,000 - $18,550) X $246,450 = $6,503 Protected Withdrawal Value = $246,450 - max {$6,450,
    $6,503} = $239,947

 Benefits Under TrueIncome
..   If your Account Value is equal to zero, and the cumulative withdrawals in the current Annuity Year are greater than the Annual Withdrawal Amount, TrueIncome will terminate. To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under both the Life Income Benefit and the Withdrawal Benefit, you will be given the choice of receiving the payments under the Life Income Benefit or under the Withdrawal Benefit. Thus, in that scenario, the remaining amounts under the Life Income Benefit and the Withdrawal Benefit would be payable even though your Account Value was reduced to zero. Once you make this election we will make an additional payment for that Annuity Year equal to either the remaining Annual Income Amount or Annual Withdrawal Amount for the Annuity Year, if any, depending on the option you choose. In subsequent Annuity Years we make payments that equal either the Annual Income Amount or the Annual Withdrawal Amount as described in this Prospectus. You will not be able to change the option after your election and no further purchase payments will be accepted under your Annuity.

    If you do not make an election, we will pay you annually under the Life Income Benefit. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount but less than or equal to the Annual Withdrawal Amount and amounts are still payable under the Withdrawal Benefit, you will receive the payments under the Withdrawal Benefit. In the year of a withdrawal that reduced your Account Value to zero, we will make an additional payment to equal any remaining Annual Withdrawal Amount and make payments equal to the Annual Withdrawal Amount in each subsequent year (until the Protected Withdrawal Value is depleted). Once your Account Value equals zero no further purchase payments will be accepted under your Annuity.
..   If annuity payments are to begin under the terms of your Annuity or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent Annuity Years or any remaining Protected Withdrawal Value, you can elect one of the following three options:

       (1)apply your Account Value to any annuity option available; or
       (2)request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We make such annuity payments until the Annuitant's death; or
       (3)request that, as of the date annuity payments are to begin, we pay out any remaining Protected Withdrawal Value as annuity payments. Each year such annuity payments will equal the Annual Withdrawal Amount or the remaining Protected Withdrawal Value if less. We make such annuity payments until the earlier of the Annuitant's death or the date the Protected Withdrawal Value is depleted.

 We must receive your request in a form acceptable to us at our office.

..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a single life fixed annuity with five payments certain using the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such annuity payments will be the greater of:

       (1)the present value of future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and
       (2)the Account Value.

..   If no withdrawal was ever taken, we will determine a Protected Withdrawal
    Value and calculate an Annual Income Amount and an Annual Withdrawal Amount as if you made your first withdrawal on the date the annuity payments are to begin.

 Other Important Considerations
..   Withdrawals under TrueIncome are subject to all of the terms and conditions of your Annuity, including any applicable CDSC.
..   Withdrawals made while TrueIncome is in effect will be treated, for tax purposes, in the same way as any other withdrawals under your Annuity. TrueIncome does not directly affect your Annuity's Account Value or Surrender Value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity, you will receive the current Surrender Value, not the Protected Withdrawal Value.
..   You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing TrueIncome. TrueIncome provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Protected Withdrawal Value or Annual
    Income Amount in the form of periodic benefit payments.
..   In general, you must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain the benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. Subsequent to any change in requirements, transfers of Account Value and allocation of additional purchase payments may be subject to the new investment limitations.
..   The basic Death Benefit will terminate if withdrawals taken under the
    TrueIncome benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the TrueIncome benefit cause your Account Value to reduce to zero. (See "Death Benefit" for more information.)

 Election of the Benefit
 We no longer permit elections of TrueIncome. If you wish, you may cancel TrueIncome, however you will not be permitted to re-elect it or elect another lifetime withdrawal benefit. If you cancel TrueIncome, you lose all guarantees under the benefit.

 Termination of the Benefit
 The benefit terminates automatically when your Protected Withdrawal Value and Annual Income Amount equal zero. You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective. The benefit terminates upon your surrender of your Annuity, upon the death of the Annuitant, upon a change in ownership of your Annuity that changes the tax identification number of the Owner, upon change in the Annuitant or upon your election to begin receiving annuity payments. While you may terminate your benefit at any time, we may not terminate the benefit other than in the circumstances listed above.

 The charge for TrueIncome will no longer be deducted from your Account Value upon termination of the benefit.

 Additional Tax Considerations
 If you purchase an Annuity as an investment vehicle for "qualified" investments, including an IRA or SEP-IRA, the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your Annuity beginning after age 70 1/2. Roth IRAs are not subject to these rules during the Owner's lifetime. The amount required under the Code may exceed the Annual Withdrawal Amount and the Annual Income Amount, which will cause us to increase the Annual Income Amount and the Annual Withdrawal Amount in any Annuity Year that Required Minimum Distributions due from your Annuity are greater than such amounts. Any such payments will reduce your Protected Withdrawal Value.

 As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of this prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here.

 TRUEINCOME - SPOUSAL
 TrueIncome - Spousal is no longer being offered. TrueIncome - Spousal must have been elected based on two Designated Lives, as described below. Each Designated Life must have been at least 55 years old when the benefit was elected. TrueIncome - Spousal was not available if you elected any other optional living benefit or optional death benefit. As long as your TrueIncome
 - Spousal is in effect, you must allocate your Account Value in accordance with the then permitted and available option(s) with this benefit.

 The benefit guarantees until the later death of two natural persons that are each other's spouses at the time of election of TrueIncome - Spousal and at the first death of one of them (the "Designated Lives", each a "Designated Life") the ability to withdraw an annual amount ("Spousal Life Income Benefit") equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of market performance on the Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. The Spousal Life Income Benefit may remain in effect even if the Account Value of the Annuity is zero. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, wish to ensure that market performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue the Spousal Life Income Benefit after the death of the first. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit.

 Key Feature - Initial Protected Withdrawal Value
 The Protected Withdrawal Value is used to determine the amount of each annual payment under the Spousal Life Income Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under the Annuity following your election of TrueIncome - Spousal. The initial Protected Withdrawal Value is equal to the greater of (A) the Account Value on the date you elect TrueIncome - Spousal, plus any additional purchase payments as applicable, each growing at 5% per year from the date of your election of the benefit, or application of the Purchase Payment to your Annuity, until the date of your first withdrawal or the 10/th/ anniversary of the benefit effective date, if earlier (B) the Account Value on the date of the first withdrawal from your Annuity, prior to the withdrawal, and (C) the highest Account Value on each Annuity anniversary, plus subsequent purchase payments prior to the first withdrawal or the 10/th/ anniversary of the benefit effective date, if earlier. With respect to (A) and (C) above, after the 10/th/ anniversary of the benefit effective date, each value is increased by the amount of any subsequent purchase payments. With respect to X Series, Credits are added to purchase payments for purposes of calculating the Protected Withdrawal Value and the Annual Income Amount (see below for a description of Annual Income Amount).

 Key Feature - Annual Income Amount under TrueIncome - Spousal
 The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value at the first withdrawal taken after the benefit becomes active. Under TrueIncome - Spousal, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If, cumulatively, you withdraw an amount less than the Annual Income Amount under the Spousal Life Income Benefit in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. TrueIncome - Spousal does not affect your ability to make withdrawals under your Annuity or limit your ability to request withdrawals that exceed the Annual Income Amount.

 Step-Up of Annual Income Amount
 You may elect to step-up your Annual Income Amount if, due to positive market performance, 5% of your Account Value is greater than the Annual Income Amount. You are eligible to step-up the Annual Income Amount on or after the 1/st/ anniversary of the first withdrawal under TrueIncome - Spousal. The Annual Income Amount can be stepped up again on or after the 1/st/ anniversary of the preceding step-up. If you elect to step-up the Annual Income Amount under the benefit, and on the date you elect to step-up, the charges under TrueIncome - Spousal have changed for new purchasers, your benefit may be subject to the new charge at the time of such step-up. When you elect a step-up, your Annual Income Amount increases to equal 5% of your Account Value after the step-up. Your Annual Income Amount also increases if you make additional purchase payments. The amount of the increase is equal to 5% of any additional purchase payments (plus any Credit with respect to X Series). Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the Purchase Payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.

 An optional automatic step-up ("Auto Step-Up") feature is available for this benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force. If you elect this feature, the first Auto Step-Up opportunity will occur on the 1/st/ Annuity Anniversary that is at least one year after the later of (1) the date of the first withdrawal under TrueIncome - Spousal or (2) the most recent step-up. At this time, your Annual Income Amount will be stepped-up if 5% of your Account Value is greater than the Annual Income Amount by any amount. If 5% of the Account Value does not exceed the Annual Income Amount, then an Auto Step-Up opportunity will occur on each successive Annuity Anniversary until a step-up occurs. Once a step-up occurs, the next Auto Step-Up opportunity will occur on the 1/st/ Annuity Anniversary that is at least 1 year after the most recent step-up. If, on the date that we implement an Auto Step-Up to your Annual Income Amount, the charge for TrueIncome - Spousal has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Subject to our rules and restrictions, you will still be permitted to manually step-up the Annual Income Amount even if you elect the Auto Step-Up feature.

 Examples of withdrawals and step-up
 The following examples of dollar-for-dollar and proportional reductions and the step-up of the Annual Income Amount assume: 1.) the Issue Date and the Effective Date of TrueIncome - Spousal are February 1, 2005; 2.) an initial Purchase Payment of $250,000; 3.) the Account Value on February 1, 2006 is equal to $265,000; 4.) the first withdrawal occurs on March 1, 2006 when the Account Value is equal to $263,000; and 5.) the Account Value on February 1, 2010 is equal to $280,000. The values set forth here are purely hypothetical, and do not reflect the charge for TrueIncome - Spousal or any other fees and charges.

 The initial Protected Withdrawal Value is calculated as the greatest of (a),
 (b) and (c):

 (a)Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 X 1.05/(393/365)/ = $263,484.33
 (b)Account Value on March 1, 2006 (the date of the first withdrawal) = $263,000
 (c)Account Value on February 1, 2006 (the first Annuity Anniversary) = $265,000

 Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Income Amount is equal to $13,250 under the Spousal Life Income Benefit (5% of $265,000).

 Example 1. Dollar-for-dollar reduction
 If $10,000 was withdrawn (less than the Annual Income Amount) on March 1,
 2006, then the following values would result:
..   Remaining Annual Income Amount for current Annuity Year = $13,250 - $10,000
    = $3,250.
..   Annual Income Amount for future Annuity Years remains at $13,250

 Example 2. Dollar-for-dollar and proportional reductions
 If $15,000 was withdrawn (more than the Annual Income Amount) on March 1, 2006, then the following values would result:
..   Remaining Annual Income Amount for current Annuity Year = $0
..   Excess of withdrawal over the Annual Income Amount ($15,000 - $13,250 =
    $1,750) reduces
..   Annual Income Amount for future Annuity Years.
..   Reduction to Annual Income Amount = Excess Income/Account Value before
    Excess Income X Annual Income Amount = $1,750/($263,000 - $13,250) X $13,250 = $93. Annual Income Amount for future Annuity Years = $13,250 - $93 = $13,157

 Example 3. Step-up of the Annual Income Amount
 If a step-up of the Annual Income Amount is requested on February 1, 2010 or the Auto Step-Up feature was elected, the step-up would occur because 5% of the Account Value, which is $14,000 (5% of $280,000), is greater than the Annual Income Amount of $13,250. The new Annual Income Amount will be equal to $14,000.

 BENEFITS UNDER TRUEINCOME - SPOUSAL
 To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under the Spousal Life Income Benefit, we will make an additional payment for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year, if any. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this Prospectus. No further purchase payments will be accepted under your Annuity. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, the Spousal Life Income Benefit terminates and no additional payments will be made.
..   If annuity payments are to begin under the terms of your Annuity or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

       (1)apply your Account Value to any annuity option available; or
       (2)request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death.

 We must receive your request in a form acceptable to us at our office.

..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with five payments certain using the same basis that is used to calculate the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such annuity payments will be the greater of:

       (1)the present value of future Annual Income Amount payments. Such present value will be calculated using the same basis that is used to calculate the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and
       (2)the Account Value.

..   If no withdrawal was ever taken, we will determine an initial Protected
    Withdrawal Value and calculate an Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.

 Other Important Considerations
..   Withdrawals under TrueIncome - Spousal are subject to all of the terms and conditions of the Annuity, including any CDSC.
..   Withdrawals made while TrueIncome - Spousal is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. TrueIncome - Spousal does not directly affect the Annuity's
    Account Value or Surrender Value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC).
    If you surrender your Annuity, you will receive the current Surrender
    Value, not the Protected Withdrawal Value.
..   You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the TrueIncome - Spousal. TrueIncome - Spousal provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.
..   In general, you must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain the benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. Subsequent to any change in requirements, transfers of Account Value and allocation of additional purchase payments may be subject to the new investment limitations.
..   There may be circumstances where you will continue to be charged the full amount for TrueIncome - Spousal even when the benefit is only providing a guarantee of income based on one life with no survivorship.
..   In order for the Surviving Designated Life to continue TrueIncome - Spousal upon the death of an owner, the Designated Life must elect to assume ownership of the Annuity under the spousal continuation option. See
    "Spousal Designations", and "Spousal Beneficiary - Assumption of Annuity"
    in this Prospectus.
..   The Basic Death Benefit will terminate if withdrawals taken under the
    TrueIncome - Spousal benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the TrueIncome - Spousal benefit cause your Account Value to reduce to zero. (See "Death Benefit" for more information.)

 Election of and Designations under the Benefit
 We no longer permit elections of TrueIncome - Spousal. - If you wish, you may cancel TrueIncome - Spousal, however you will not be permitted to re-elect it or elect any other living benefit. If you cancel the benefit, you lose all guarantees under the benefit.

 TrueIncome - Spousal could only be elected based on two Designated Lives. Designated Lives must be natural persons who are each other's spouses at the time of election of the benefit and at the death of the first of the Designated Lives to die. TrueIncome - Spousal could only be elected where the Owner, Annuitant, and Beneficiary designations are as follows:
..   One Annuity Owner, where the Annuitant and the Owner are the same person and the beneficiary is the Owner's spouse. The Owner/Annuitant and the beneficiary each must be at least 55 years old at the time of election; or
..   Co-Annuity Owners, where the Owners are each other's spouses. The beneficiary designation must be the surviving spouse, or the spouses named equally. One of the owners must be the Annuitant. Each Owner must each be at least 55 years old at the time of election; or

..   One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the Annuitant pursuant to the provisions of Section 408(a) of the Internal Revenue Code (or any successor Code section thereto) ("Custodial Account"), the beneficiary is the Custodial Account, and the spouse of the Annuitant is the Contingent Annuitant. Both the Annuitant and the Contingent Annuitant each must be at least 55 years old at the time of election.

 We do not permit a change of Owner under this benefit, except as follows:
 (a)if one Owner dies and the surviving spousal Owner assumes the Annuity or
 (b)if the Annuity initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as Owner. We permit changes of beneficiary designations under this benefit. If the Designated Lives divorce, however, TrueIncome - Spousal may not be divided as part of the divorce settlement or judgment. Nor may the divorcing spouse who retains ownership of the Annuity appoint a new Designated Life upon re-marriage. Our current administrative procedure is to treat the division of an Annuity as a withdrawal from the existing Annuity. The non-owner spouse may then decide whether he or she wishes to use the withdrawn funds to purchase a new Annuity, subject to the rules that are current at the time of purchase.

 Termination of the Benefit
 The benefit terminates automatically when your Annual Income Amount equals zero. You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective. The benefit also terminates upon your surrender of the Annuity, upon the first Designated Life to die if the Annuity is not continued, upon the second Designated Life to die or upon your election to begin receiving annuity payments.

 The charge for TrueIncome - Spousal will no longer be deducted from your Account Value upon termination of the benefit.

 Additional Tax Considerations
 If you purchase an Annuity as an investment vehicle for "qualified" investments, including an IRA or SEP-IRA, the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your Annuity beginning after age 70 1/2. Roth IRAs are not subject to these rules during the Owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that Required Minimum Distributions due from your Annuity are greater than such amounts. Any such payments will reduce your Protected Withdrawal Value. In addition, the amount and duration of payments under the annuity payment and Death Benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as Required Minimum Distribution provisions under the tax law.

 As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here.

 TRUEINCOME - HIGHEST DAILY
 TrueIncome - Highest Daily is no longer offered for new elections. The income benefit under TrueIncome - Highest Daily currently is based on a single "designated life" who is at least 55 years old on the date that the benefit was acquired. TrueIncome - Highest Daily was not available if you elected any other optional living benefit, although you may elect any optional death benefit (other than the Highest Daily Value Death Benefit). Any DCA program that transfers Account Value from a Fixed Allocation is also not available as Fixed Allocations are not permitted with the benefit. As long as your TrueIncome - Highest Daily is in effect, you must allocate your Account Value in accordance with the then-permitted and available investment option(s) with this benefit.

 The benefit that guarantees until the death of the single designated life the ability to withdraw an annual amount (the "Total Annual Income Amount") equal to a percentage of an initial principal value (the "Total Protected Withdrawal Value") regardless of the impact of market performance on the Account Value, subject to our new rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our asset transfer program in order to participate in TrueIncome - Highest Daily, and in Appendix C to this prospectus, we set forth the pre-determined mathematical formula under which we make the asset transfers.

 As discussed below, a key component of TrueIncome - Highest Daily is the Total Protected Withdrawal Value, which is an amount that is distinct from Account Value. Because each of the Total Protected Withdrawal Value and Total Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for Account Value to fall to zero, even though the Total Annual Income Amount remains. You are guaranteed to be able to withdraw the Total Annual Income Amount for the rest of your life, provided that you have not made "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Total Annual Income Amount. Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Total Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under TrueIncome - Highest Daily.

 Key Feature - Total Protected Withdrawal Value
 The Total Protected Withdrawal Value is used to determine the amount of the annual payments under TrueIncome - Highest Daily. The Total Protected Withdrawal Value is equal to the greater of the Protected Withdrawal Value and any Enhanced Protected Withdrawal Value that may exist. We describe how we determine Enhanced Protected Withdrawal Value, and when we begin to calculate it, below. If you do not meet the conditions described below for obtaining Enhanced Protected Withdrawal Value then Total Protected Withdrawal Value is simply equal to Protected Withdrawal Value.

 The Protected Withdrawal Value initially is equal to the Account Value on the date that you elect TrueIncome - Highest Daily. On each Valuation Day thereafter, until the earlier of the first withdrawal or ten years after the date of your election of the benefit, we recalculate the Protected Withdrawal Value. Specifically, on each such Valuation Day (the "Current Valuation Day"), the Protected Withdrawal Value is equal to the greater of:
..   the Protected Withdrawal Value for the immediately preceding Valuation Day
    (the "Prior Valuation Day"), appreciated at the daily equivalent of 5% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any Purchase Payment (including any associated credit) made on the Current Valuation Day; and
..   the Account Value.

 If you have not made a withdrawal prior to the tenth anniversary of the date you elected TrueIncome - Highest Daily (which we refer to as the "Tenth Anniversary"), we will continue to calculate a Protected Withdrawal Value. On or after the Tenth Anniversary and up until the date of the first withdrawal, your Protected Withdrawal Value is equal to the greater of the Protected Withdrawal Value on the Tenth Anniversary or your Account Value.

 The Enhanced Protected Withdrawal Value is only calculated if you do not take a withdrawal prior to the Tenth Anniversary. Thus, if you do take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive Enhanced Protected Withdrawal Value. If so, then on or after the Tenth Anniversary up until the date of the first withdrawal, the Enhanced Protected Withdrawal Value is equal to the sum of:

 (a)200% of the Account Value on the date you elected TrueIncome - Highest
    Daily;
 (b)200% of all purchase payments (and any associated Credits) made during the one-year period after the date you elected TrueIncome - Highest Daily; and
 (c)100% of all purchase payments (and any associated Credits) made more than one year after the date you elected TrueIncome - Highest Daily, but prior to the date of your first withdrawal.

 We cease these daily calculations of the Protected Withdrawal Value and Enhanced Protected Withdrawal Value (and therefore, the Total Protected Withdrawal Value) when you make your first withdrawal. However, as discussed below, subsequent purchase payments (and any associated Credits) will increase the Total Annual Income Amount, while "excess" withdrawals (as described below) may decrease the Total Annual Income Amount.

 Key Feature - Total Annual Income Amount under TrueIncome - Highest Daily
 The initial Total Annual Income Amount is equal to 5% of the Total Protected Withdrawal Value at the first withdrawal taken after the benefit becomes active and does not reduce in subsequent Annuity Years, as described below. For purposes of the mathematical formula described below, we also calculate a Highest Daily Annual Income Amount, which is initially equal to 5% of the Protected Withdrawal Value.

 Under TrueIncome - Highest Daily, if your cumulative withdrawals in an Annuity Year are less than or equal to the Total Annual Income Amount, they will not reduce your Total Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Total Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Total Annual Income Amount ("Excess Income"), your Total Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply.

 Any Purchase Payment that you make will increase the then-existing Total
 Annual Income Amount and Highest Daily Annual Income Amount by an amount equal to 5% of the Purchase Payment (including the amount of any associated Credits).

 If your Annuity permits additional Purchase Payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner.

 An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Total Annual Income Amount if your Account Value increases subsequent to your first withdrawal. We begin examining the Account Value for purposes of this feature starting with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the Valuation Days corresponding to the end of each quarter that (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day. We multiply each of those quarterly Account Values by 5%, adjust each such quarterly value for subsequent withdrawals and purchase payments, and then select the highest of those values. If the highest of those values exceeds the existing Total Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Total Annual Income Amount intact. In later years, (i.e., after the first Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Total Annual Income Amount, the charge for TrueIncome - Highest Daily has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for TrueIncome - Highest Daily upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

 TrueIncome - Highest Daily does not affect your ability to make withdrawals under your annuity, or limit your ability to request withdrawals that exceed the Total Annual Income Amount. Under TrueIncome - Highest Daily, if your cumulative withdrawals in an Annuity Year are less than or equal to the Total Annual Income Amount, they will not reduce your Total Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Total Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.

 If, cumulatively, you withdraw an amount less than the Total Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Total Annual Income Amount to subsequent Annuity Years.

 Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for TrueIncome - Highest Daily or any other fees and charges. Assume the following for all three examples:
   .   The Issue Date is December 1, 2006.
   .   TrueIncome - Highest Daily is elected on March 5, 2007.

 Dollar-for-dollar reductions
 On May 2, 2007, the Total Protected Withdrawal Value is $120,000, resulting in a Total Annual Income Amount of $6,000 (5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Total Annual Income Amount for that Annuity Year (up to and including December 1, 2007) is $3,500. This is the result of a dollar-for-dollar reduction of the Total Annual Income Amount - $6,000 less $2,500 = $3,500.

 Proportional reductions
 Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2007 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Total Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount - $1,500 - reduces the Total Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Total Annual Income Amount).

 Here is the calculation:

  Account Value before withdrawal                                $110,000.00
  Less amount of "non" excess withdrawal                         $  3,500.00
  Account Value immediately before excess withdrawal of $1,500   $106,500.00
  Excess withdrawal amount                                       $  1,500.00
  Divided by Account Value immediately before excess withdrawal  $106,500.00
  Ratio                                                                 1.41%
  Total Annual Income Amount                                     $  6,000.00
  Less ratio of 1.41%                                            $     84.51
  Total Annual Income Amount for future Annuity Years            $  5,915.49

 Highest Quarterly Auto Step-Up
 On each Annuity Anniversary date, the Total Annual Income Amount is stepped-up if 5% of the highest quarterly value since your first withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Total Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (plus any Credit with respect to X Series).

 Continuing the same example as above, the Total Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Total Annual Income Amount will be stepped-up if 5% of the highest quarterly Account Value, adjusted for withdrawals, is higher than $5,915.49. Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

                                 Highest Quarterly Value
                                     (adjusted with       Adjusted Total Annual
                                 withdrawal and Purchase Income Amount (5% of the
Date*              Account value       Payments)**       Highest Quarterly Value)
-----              ------------- ----------------------- ------------------------
June 1, 2007        $118,000.00        $118,000.00              $5,900.00
August 6, 2007      $110,000.00        $112,885.55              $5,644.28
September 1, 2007   $112,000.00        $112,885.55              $5,644.28
December 1, 2007    $119,000.00        $119,000.00              $5,950.00

 * In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter -
    March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.
 ** In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Total Annual Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
   . The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Total Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $114,500 before the excess withdrawal.
   . This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.

 The adjusted Total Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Total Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Total Annual Income Amount is reset to $5,950.00.

 In this example, 5% of the December 1 value yields the highest amount of $ 5,950.00. Since this amount is higher than the current year's Total Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Total Annual Income Amount for the next Annuity Year, starting on December 2, 2007 and continuing through December 1, 2008, will be stepped-up to $5,950.00.

 Benefits Under TrueIncome - Highest Daily
..   To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Total Annual Income Amount and amounts are still payable under TrueIncome - Highest Daily, we will make an additional payment, if any, for that Annuity Year equal to the remaining Total Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Total Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Total Annual Income Amount as described in this section. We will make payments until the death of the single designated life. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Total Annual Income Amount, TrueIncome - Highest Daily terminates, and no additional payments will be made.
..   If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Total Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

       (1)apply your Account Value to any Annuity option available; or
       (2)request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Total Annual Income Amount. We will make payments until the death of the single designated life.

 We must receive your request in a form acceptable to us at our office.

..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

       (1)the present value of the future Total Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and
       (2)the Account Value.

..   If no withdrawal was ever taken, we will calculate the Total Annual Income
    Amount as if you made your first withdrawal on the date the annuity payments are to begin.
..   Please note that if your Annuity has a maximum Annuity Date requirement, payments that we make under this benefit as of that date will be treated as annuity payments.

 Other Important Considerations
..   Withdrawals under TrueIncome - Highest Daily are subject to all of the terms and conditions of the Annuity, including any CDSC.
..   Withdrawals made while TrueIncome - Highest Daily is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity.
    TrueIncome - Highest Daily does not directly affect the Account Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity you will receive the current surrender value.
..   You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing TrueIncome - Highest Daily. TrueIncome
    - Highest Daily provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Total Annual Income Amount in the form of periodic benefit payments.

..   If you are taking your entire Annual Income Amount through the Systematic
    Withdrawal program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.
..   Upon inception of the benefit and to maintain the benefit, 100% of your
    Account Value must have been allocated to the Permitted Sub-accounts. However, the mathematical formula component of the benefit as described below may transfer Account Value to the Benefit Fixed Rate Account as of the effective date of the benefit in some circumstances.

..   You cannot allocate purchase payments or transfer Account Value to or from a Fixed Allocation if you elect this benefit.
..   Transfers to and from the Sub-accounts and the Benefit Fixed Rate Account triggered by the formula component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.
..   In general, you must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain
    TrueIncome - Highest Daily. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. Subsequent to any change in requirements, transfers of Account Value and allocation of additional purchase payments may be subject to the new investment limitations.
..   The charge for TrueIncome - Highest Daily is 0.60% annually, assessed against the average daily net assets of the Sub-accounts. This charge is in addition to any other fees under the annuity. Also, the cost to us of providing the benefit is a factor, among many, that we consider when determining the interest rate credited under the Benefit Fixed Rate Account, and therefore, we credit lower interest rates due to this factor than we otherwise would.
..   The Basic Death Benefit will terminate if withdrawals taken under the
    TrueIncome - Highest Daily benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the TrueIncome - Highest Daily benefit cause your Account Value to reduce to zero. (See "Death Benefit" for more information.)

 Election of and Designations under the Benefit
 For TrueIncome - Highest Daily, there must have been either a single Owner who is the same as the Annuitant, or if the Annuity is entity-owned, there must have been a single natural person Annuitant. In either case, the Annuitant must have been at least 55 years old.


 Any change of the Annuitant under the Annuity will result in cancellation of TrueIncome - Highest Daily. Similarly, any change of Owner will result in cancellation of TrueIncome - Highest Daily, except if (a) the new Owner has the same taxpayer identification number as the previous Owner, (b) ownership is transferred from a custodian or other entity to the Annuitant, or vice versa or (c) ownership is transferred from one entity to another entity that satisfies our administrative ownership guidelines.


 We no longer permit elections of TrueIncome - Highest Daily. If you wish, you may cancel TrueIncome - Highest Daily, however you will not be permitted to re-elect it or elect any other living benefit. Upon cancellation of TrueIncome
 - Highest Daily, any Account Value allocated to the Benefit Fixed Rate Account used with the pre-determined mathematical formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instructions or, in absence of such instructions, pro-rata according to the value of your Sub-accounts at the time of the re-allocation. If you cancel the benefit, you lose all guarantees under the benefit.

 Termination of the Benefit
 You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. The benefit terminates: (i) upon your termination of the benefit (ii) upon your surrender of the Annuity (iii) upon your election to begin receiving annuity payments (iv) upon the death of the Annuitant (v) if both the Account Value and Total Annual Income Amount equal zero or

 (vi) if you fail to meet our requirements for issuing the benefit. If you terminate the benefit, you will lose the Protected Withdrawal Value, Annual Income Amount, as well as any Enhanced Protected Withdrawal Value and Return of Principal Guarantees.

 Upon termination of TrueIncome - Highest Daily, we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the Benefit Fixed Rate Account (as defined below) to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options). Upon termination, we may limit or prohibit investment in the Fixed Allocations.

 Return of Principal Guarantee
 If you have not made a withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

 (a)your Account Value on the day that you elected TrueIncome - Highest Daily;
    and
 (b)the sum of each Purchase Payment you made (including any Credits with respect to X Series) during the one-year period after you elected the benefit.

 If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of our variable investment options and the Benefit Fixed Rate Account (described below), in the same proportion that each such investment option bears to your total Account Value, immediately prior to the application of the amount. Any such amount will not be considered a Purchase Payment when calculating your Total Protected Withdrawal Value, your death benefit, or the amount of any other or optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. This potential addition to Account Value is available only if you have elected TrueIncome - Highest Daily and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.

 Mathematical Formula Component of TrueIncome - Highest Daily
 As indicated above, we limit the sub-accounts to which you may allocate Account Value if you have elected TrueIncome - Highest Daily. For purposes of this benefit, we refer to those permitted sub-accounts as the "Permitted Sub-accounts". As a requirement of participating in TrueIncome - Highest Daily, we require that you participate in our mathematical formula under which we may transfer Account Value between the Permitted Sub-accounts and a fixed interest rate account that is part of our general account (the "Benefit Fixed Rate Account"). This required formula helps us manage our financial exposure under the benefit, by moving assets to a more stable option (i.e., the Benefit Fixed Rate Account). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The Benefit Fixed Rate Account is available only with this benefit, and thus you may not allocate purchase payments to or transfer Account Value to or from the Benefit Fixed Rate Account. The interest rate that we pay with respect to the Benefit Fixed Rate Account is reduced by an amount that corresponds generally to the charge that we assess against your variable Sub-accounts for TrueIncome
 - Highest Daily. The Benefit Fixed Rate Account is not subject to the Investment Company Act of 1940 or the Securities Act of 1933.

 Under the formula component of TrueIncome - Highest Daily, we monitor your Account Value daily and, if necessary, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the Benefit Fixed Rate Account. Any transfer would be made in accordance with the formula, which is set forth in the schedule supplement to the endorsement for this benefit (and also appears in Appendix C to this prospectus). Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying your Protected Withdrawal Value for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) Highest Daily Annual Income Amount. Then, using our actuarial tables, we produce an estimate of the total amount we would target in our allocation model, based on the projected Highest Daily Annual Income Amount each year for the rest of your life. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected Annual Income Amount (and thus your Target Value) would take into account any automatic step-up that was scheduled to occur according to the step-up formula described above. Next, the formula subtracts from the Target Value the amount held within the Benefit Fixed Rate Account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the Benefit Fixed Rate Account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%) it means essentially that too much Target Value is not offset by assets within the Benefit Fixed Rate Account, and therefore we will transfer an amount from your Permitted Sub-accounts to the Benefit Fixed Rate Account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the Benefit Fixed Rate Account to the Permitted Sub-accounts would occur. Note that the formula is calculated with reference to the Highest Daily Annual Income Amount, rather than with reference to the Annual Income Amount. If you select the new mathematical formula, see the discussion regarding the 90% cap.

 As you can glean from the formula, poor investment performance of your Account Value may result in a transfer of a portion of your variable Account Value to the Benefit Fixed Rate Account, because such poor investment performance will tend to increase the

 Target Ratio. Moreover, "flat" investment returns of your Account Value over a period of time also could result in the transfer of your Account Value to the Benefit Fixed Rate Account. Because the amount allocated to the Benefit Fixed Rate Account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the Benefit Fixed Rate Account so that the Target Ratio meets a target, which currently is equal to 80%. Once elected, the ratios we use will be fixed.

 While you are not notified when the formula dictates a transfer, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the Benefit Fixed Rate Account. The formula is designed primarily to mitigate the financial risks that we incur in providing the guarantee under TrueIncome - Highest Daily.

 Depending on the results of the formula calculation we may, on any day:
..   Not make any transfer between the Permitted Sub-accounts and the Benefit
    Fixed Rate Account; or
..   If a portion of your Account Value was previously allocated to the Benefit
    Fixed Rate Account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). Amounts taken out of the Benefit Fixed Rate Account will be withdrawn for this purpose on a last-in, first-out basis (an amount renewed into a new guarantee period under the Benefit Fixed Rate Account will be deemed a new investment for purposes of this last-in, first-out rule); or
..   Transfer all or a portion of your Account Value in the Permitted
    Sub-accounts pro-rata to the Benefit Fixed Rate Account. The interest that you earn on such transferred amount will be equal to the annual rate that we have set for that day, and we will credit the daily equivalent of that annual interest until the earlier of one year from the date of the transfer or the date that such amount in the Benefit Fixed Rate Account is transferred back to the Permitted Sub-accounts.

 Therefore, at any given time, some, none, or all of your Account Value may be allocated to the Benefit Fixed Rate Account. If your entire Account Value is transferred to the Benefit Fixed Rate Account, then based on the way the formula operates, the formula will not transfer amounts out of the Benefit Fixed Rate Account to the Permitted Sub-accounts and the entire Account Value would remain in the Benefit Rate Fixed Account. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the Benefit Fixed Rate Account. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the Benefit Fixed Rate Account, if dictated by the formula. The amounts of any such transfer will vary, as dictated by the formula, and will depend on the factors listed below.

 Prior to the first withdrawal, the primary driver of transfers to the Benefit Fixed Rate Account is the difference between your Account Value and your Total Protected Withdrawal Value. If none of your Account Value is allocated to the Benefit Fixed Rate Account, then over time the formula permits an increasing difference between the Account Value and the Total Protected Withdrawal Value before a transfer to the Benefit Fixed Rate Account occurs. Therefore, as time goes on, while none of your Account Value is allocated to the Benefit Fixed Rate Account, the smaller the difference between the Total Protected Withdrawal Value and the Account Value, the more the Account Value can decrease prior to a transfer to the Benefit Fixed Rate Account.

 Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the Benefit Fixed Rate Account pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:
..   The difference between your Account Value and your Total Protected
    Withdrawal Value;
..   The amount of time TrueIncome - Highest Daily has been in effect on your
    Annuity;
..   The amount allocated to and the performance of the Permitted Sub-accounts and the Benefit Fixed Rate Account;
..   Any additional Purchase Payments you make to your Annuity (while the benefit is in effect); and
..   Any withdrawals you take from your Annuity (while the benefit is in effect).

 Because the amount allocated to the Benefit Fixed Rate Account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. The greater the amounts allocated to either the Benefit Fixed Rate Account or to the Permitted Sub-accounts, the greater the impact performance of that Sub-account has on your Account Value and thus the greater the impact on whether (and how much) your Account Value is transferred to or from the Benefit Fixed Rate Account. It is possible, under the formula, that if a significant portion of your Account Value is allocated to the Benefit Fixed Rate Account and it has positive performance, the formula might transfer a portion of your Account Value to the Permitted Sub-accounts, even if the performance of your Permitted Sub-accounts is negative. Conversely, if a significant portion of your Account Value is allocated to the Benefit Fixed Rate Account and it has negative performance, the formula may transfer additional amounts from your Permitted Sub-accounts to the Benefit Fixed Rate Account even if the performance of your Permitted Sub-accounts is positive.

 Any Account Value in the Benefit Fixed Rate Account will not participate in the positive or negative investment experience of the Permitted Sub-accounts until it is transferred out of the Benefit Fixed Rate Account.

 Additional Tax Considerations
 If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA or SEP-IRA, the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Total Annual Income Amount, which will cause us to increase the Total Annual Income Amount in any Annuity Year that Required Minimum Distributions due from your Annuity that are greater than such amounts. Please note that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive Enhanced Protected Withdrawal Value and an amount under the Return of Principal Guarantee.

 As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here.

 Optional 90% Cap Rule Feature for the Formula Under TrueIncome - Highest Daily

 The Optional 90% Cap Feature is available for election only on or after July 27, 2009 and only in those jurisdictions where we have received regulatory approval, and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions.

 If you currently own an Annuity and have elected the TrueIncome - Highest Daily, you can elect this feature which utilizes a new mathematical formula. The new formula is described below and will (if you elect it) replace the "Transfer Calculation" portion of the mathematical formula currently used in connection with your benefit on a prospective basis. There is no cost to adding this feature to your Annuity. This election may only be made once and may not be revoked once elected. This feature is available subject to state approval. The new formula is found in Appendix C (page C-2). Only the election of the 90% Cap will prevent all of your Account Value from being allocated to the Benefit Fixed Rate Account. If all of your Account Value is currently allocated to the Benefit Fixed Rate Account, it will not transfer back to the Permitted Sub-accounts unless you elect the 90% Cap feature. If you make additional Purchase Payments, they may or may not result in a transfer to or from the Benefit Fixed Rate Account.

 Under the new formula, the formula will not execute a transfer to the Benefit Fixed Rate Account that results in more than 90% of your Account Value being allocated to the Benefit Fixed Rate Account ("90% cap" or "90% cap rule"). Thus, on any Valuation Day, if the formula would require a transfer into the Benefit Fixed Rate Account that would result in more than 90% of the Account Value being allocated to the Benefit Fixed Rate Account, only the amount that results in exactly 90% of the Account Value being allocated to the Benefit Fixed Rate Account will be transferred. Additionally, future transfers into the Benefit Fixed Rate Account will not be made (regardless of the performance of the Benefit Fixed Rate Account and the Permitted Sub-accounts) at least until there is first a transfer out of the Benefit Fixed Rate Account. Once this transfer occurs out of the Benefit Fixed Rate Account, future amounts may be transferred to or from the Benefit Fixed Rate Account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the Benefit Fixed Rate Account that results in greater than 90% of your Account Value being allocated to the Benefit Fixed Rate Account. However, it is possible that, due to the investment performance of your allocations in the Benefit Fixed Rate Account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the Benefit Fixed Rate Account.

 If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the Benefit Fixed Rate Account at least until there is first a transfer out of the Benefit Fixed Rate Account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the Benefit Fixed Rate Account, and the formula will still not transfer any of your Account Value to the Benefit Fixed Rate Account (at least until there is first a transfer out of the Benefit Fixed Rate Account). For example:
..   March 19, 2009 - a transfer is made to the Benefit Fixed Rate Account that results in the 90% cap being met and now $90,000 is allocated to the Benefit Fixed Rate Account and $10,000 is allocated to the Permitted Sub-accounts.
..   March 20, 2009 - you make an additional purchase payment of $10,000. No transfers have been made from the Benefit Fixed Rate Account to the Permitted Sub-accounts since the cap went into effect on March 19, 2009.
..   As of March 20, 2009 (and at least until first a transfer is made out of the Benefit Fixed Rate Account under the formula) - the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the Benefit Fixed Rate Account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the Benefit Fixed Rate Account).
..   Once there is a transfer out of the Benefit Fixed Rate Account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the Benefit Fixed Rate Account if dictated by the formula (subject to the 90% cap).

 Under the operation of the formula, the 90% cap may come into existence and may be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the Benefit Fixed Rate Account as dictated by the formula. Once you elect this feature, the new transfer formula described above and set forth in Appendix C will be the pre-determined mathematical formula for your Annuity.

 In the event that more than ninety percent (90%) of your Account Value is allocated to the Benefit Fixed Rate Account and you have elected this feature, up to ten percent (10%) of your Account Value currently allocated to the Benefit Fixed Rate Account will be transferred to your Permitted Sub-accounts, such that after the transfer, 90% of your Account Value on the date of the transfer is in the Benefit Fixed Rate Account. The transfer to the Permitted Sub-accounts will be based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). Amounts taken out of the Benefit Fixed Rate Account will be withdrawn for this purpose on a last-in, first-out basis (an amount renewed into a new guarantee period under the Benefit Fixed Rate Account will be deemed a new investment for purposes of this last-in, first-out rule).

 Once the 90% cap rule is met, future transfers into the Benefit Fixed Rate Account will not be made (regardless of the performance of the Benefit Fixed Rate Account and the Permitted Sub-accounts) at least until there is a first transfer out of the Benefit Fixed Rate Account. Once this transfer occurs out of the Benefit Fixed Rate Account, future amounts may be transferred to or from the Benefit Fixed Rate Account if dictated by the formula.

 Please be aware that after the initial transfer out of the Benefit Fixed Rate Account upon election of the 90% Cap, there is no assurance that future transfers out will occur, or the amount of such future transfers, as a result of the election of the 90% Cap. These transfers will be determined by the mathematical formula and depend on a number of factors unique to your Annuity.

 Important Considerations When Electing the New Formula:
..   At any given time, some, most or none of your Account Value may be allocated to the Benefit Fixed Rate Account.
..   Please be aware that because of the way the new 90% cap formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the Benefit Fixed Rate Account.
..   Because the charge for TrueIncome - Highest Daily is assessed against the average daily net assets of the Sub-accounts, that charge will be assessed against all assets transferred into the Permitted Sub-accounts.
..   If this feature is elected, any Account Value transferred to the Permitted
    Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending on the performance of the Permitted Sub-accounts you select.

 TRUEINCOME - HIGHEST DAILY 7
 The income benefit under TrueIncome - Highest Daily 7 currently is based on a single "designated life" who is at least 55 years old on the date that the benefit is acquired. TrueIncome - Highest Daily 7 was not available if you elected any other optional living benefit, although you may have elected any optional death benefit other than the Highest Daily Value death benefit. As long as TrueIncome - Highest Daily 7 is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this benefit. For a more detailed description of the permitted investment options, see the Investment options section of this prospectus. We no longer permit new elections of TrueIncome - Highest Daily 7.

 TrueIncome - Highest Daily 7 guarantees until the death of the single designated life the ability to withdraw an annual amount (the "Annual Income Amount") equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of market performance on the Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our asset transfer benefit in order to participate in TrueIncome - Highest Daily 7, and in Appendix E to this prospectus, we set forth the pre-determined mathematical formula under which we make the asset transfers. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero (unless the benefit has terminated).

 As discussed below, a key component of TrueIncome - Highest Daily 7 is the Protected Withdrawal Value. Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains. You are guaranteed to be able to withdraw the Annual Income Amount for the rest of your life, provided that you have not made "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Annual Income Amount. Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under TrueIncome - Highest Daily 7.

 Key Feature - Protected Withdrawal Value
 The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Account Value. On each Valuation Day thereafter, until the earlier of the tenth anniversary of benefit election (the "Tenth Anniversary Date") or the date of the first withdrawal, the Protected Withdrawal Value is equal to the "Periodic Value" described in the next paragraph.

 The "Periodic Value" initially is equal to the Account Value on the effective date of the benefit. On each Valuation Day thereafter, until the earlier of the first withdrawal or the Tenth Anniversary Date, we recalculate the Periodic Value. We stop determining the Periodic Value upon the earlier of your first withdrawal after the effective date of the benefit or the Tenth Anniversary Date. On each Valuation Day (the "Current Valuation Day"), the Periodic Value is equal to the greater of:

 (1)the Periodic Value for the immediately preceding business day (the "Prior Valuation Day") appreciated at the daily equivalent of 7% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any adjusted Purchase Payment made on the Current Valuation Day; and
 (2)the Account Value.

 If you make a withdrawal prior to the Tenth Anniversary Date, the Protected Withdrawal Value on the date of the withdrawal is equal to the greatest of:

 (a)the Account Value; or
 (b)the Periodic Value on the date of the withdrawal.

 If you have not made a withdrawal on or before the Tenth Anniversary Date, your Protected Withdrawal Value subsequent to the Tenth Anniversary Date is equal to the greatest of:

 (1)the Account Value; or
 (2)the Periodic Value on the Tenth Anniversary Date, increased for subsequent adjusted purchase payments; or
 (3)the sum of:
    (a)200% of the Account Value on the effective date of the benefit;
    (b)200% of all adjusted purchase payments made within one year after the effective date of the benefit; and
    (c)all adjusted purchase payments made after one year following the effective date of the benefit up to the date of the first withdrawal.

 On and after the date of your first withdrawal, your Protected Withdrawal Value is increased by the amount of any subsequent purchase payments, is reduced by withdrawals, including your first withdrawal (as described below), and is increased if you qualify for a step-up (as described below). Irrespective of these calculations, your Protected Withdrawal Value will always be at least equal to your Account Value.

 Key Feature - Annual Income Amount under TrueIncome - Highest Daily 7
 The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first withdrawal taken after the benefit becomes active and does not reduce in subsequent Annuity Years, as described below. The percentage depends on the age of the Annuitant on the date of the first withdrawal after election of the benefit. The percentages are: 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older. Under TrueIncome - Highest Daily 7, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.

 Any Purchase Payment that you make will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credits) based on the age of the Annuitant at the time of the first withdrawal (the percentages are: 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated Credits).

 If your Annuity permits additional purchase payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner.

 An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Annual Income Amount if your Account Value increases subsequent to your first withdrawal. We begin examining the Account Value for purposes of the Highest Quarterly Step-Up starting with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the Valuation Days corresponding to the end of each quarter that
 (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day. Having identified each of those quarter-end Account Values, we then multiply each such value by a percentage that varies based on the age of the Annuitant on the Annuity Anniversary as of which the step-up would occur. The percentages are 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older. Thus, we multiply each quarterly value by the applicable percentage, adjust each such quarterly value for subsequent withdrawals and purchase payments, and then select the highest of those values. If the highest of those values exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. In later years, (i.e., after the first Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest quarterly value upon which your step-up was based. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Annual Income Amount, the charge for TrueIncome - Highest Daily 7 has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for TrueIncome - Highest Daily 7 upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

 TrueIncome - Highest Daily 7 does not affect your ability to make withdrawals under your Annuity, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under TrueIncome - Highest Daily 7, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.

 If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years.

 Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for TrueIncome - Highest Daily 7 benefit or any other fees and charges. Assume the following for all three examples:
..   The Issue Date is December 1, 2007
..   TrueIncome - Highest Daily 7 benefit is elected on March 5, 2008
..   The Annuitant was 70 years old when he/she elected TrueIncome - Highest
    Daily 7.

 Dollar-for-dollar reductions
 On May 2, 2008, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the Annuitant is younger than 75 at the time of the 1/st/ withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including December 1, 2008) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount-$6,000 less $2,500 = $3,500.

 Proportional reductions
 Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2008 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount - $1,500 - reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).

 Here is the calculation:

  Account Value before withdrawal                                $110,000.00
  Less amount of "non" excess withdrawal                         $  3,500.00
  Account Value immediately before excess withdrawal of $1,500   $106,500.00
  Excess withdrawal amount                                       $  1,500.00
  Divided by Account Value immediately before excess withdrawal  $106,500.00
  Ratio                                                                 1.41%
  Annual Income Amount                                           $  6,000.00
  Less ratio of 1.41%                                            $     84.51
  Annual Income Amount for future Annuity Years                  $  5,915.49

 Highest Quarterly Auto Step-Up
 On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the Annuitant's age on the Annuity Anniversary) of the highest quarterly value since your first withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (plus any Credits).

 Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped-up if 5% (since the youngest Designated Life is younger than 75 on the date of the potential step-up) of the highest quarterly Account Value adjusted for withdrawals, is higher than $5,915.49. Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

                                 Highest Quarterly Value
                                     (adjusted with       Adjusted Annual Income
                                 withdrawal and Purchase    Amount (5% of the
Date*              Account value       Payments)**       Highest Quarterly Value)
-----              ------------- ----------------------- ------------------------
June 1, 2008        $118,000.00        $118,000.00              $5,900.00
August 6, 2008      $110,000.00        $112,885.55              $5,644.28
September 1, 2008   $112,000.00        $112,885.55              $5,644.28
December 1, 2008    $119,000.00        $119,000.00              $5,950.00

 * In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter -
    March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.
 ** In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Annual Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
   . The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $114,500 before the excess withdrawal.
   . This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.
   . The adjusted Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Annual Income Amount is reset to $5,950.00.

 In this example, 5% of the December 1 value yields the highest amount of $5,950.00. Since this amount is higher than the current year's Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2008 and continuing through December 1, 2009, will be stepped-up to $5,950.00.

 Benefits Under TrueIncome - Highest Daily 7
..   To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount or as a result of the fee that we assess for TrueIncome - Highest Daily 7, and amounts are still payable under TrueIncome - Highest Daily 7, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the single designated life. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, TrueIncome - Highest Daily 7 terminates, and no additional payments will be made. However, if a withdrawal in the latter scenario was taken to meet required minimum distribution requirements under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in the form of a fixed annuity.
..   If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

       (1)apply your Account Value to any Annuity option available; or
       (2)request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Annual Income Amount. We will make payments until the death of the single designated life.

 We must receive your request in a form acceptable to us at our office.

..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

       (1)the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and
       (2)the Account Value.

..   If no withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.
..   Please note that payments that we make under this benefit after the Annuity
    Anniversary coinciding with or next following the annuitant's 95/th/ birthday will be treated as annuity payments.

 Other Important Considerations
..   Withdrawals under TrueIncome - Highest Daily 7 are subject to all of the terms and conditions of the Annuity, including any CDSC that may apply. Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal. However, we may impose a CDSC on the portion of a withdrawal that is deemed Excess Income.
..   Withdrawals made while TrueIncome - Highest Daily 7 is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. TrueIncome - Highest Daily 7 does not directly affect the Account Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity you will receive the current surrender value.
..   You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing TrueIncome - Highest Daily 7. TrueIncome - Highest Daily 7 provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.
..   You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your Financial Professional when it may be appropriate for you to begin taking withdrawals.

..   If you are taking your entire Annual Income Amount through the Systematic
    Withdrawal program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.

..   Upon inception of the benefit, and to maintain the benefit 100% of your
    Account Value must have been allocated to the permitted Sub-accounts.
..   You cannot allocate purchase payments or transfer Account Value to or from the AST Investment Grade Bond Portfolio Sub-account (see description below) if you elect this benefit. A summary description of the AST Investment
    Grade Bond Portfolio appears within the prospectus section entitled "What Are The Investment Objectives and Policies of The Portfolios?". Upon the initial transfer of your Account Value into an AST Investment Grade Bond Portfolio, we will send a prospectus for that Portfolio to you along with your confirmation. In addition, you can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.accessallstate.com.
..   Transfers to and from the elected Sub-accounts and an AST Investment Grade
    Bond Portfolio Sub-account triggered by the mathematical formula component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.
..   You must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain TrueIncome
    - Highest Daily 7. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly adopted requirements. Subject to any change in requirements, transfer of Account Value and allocation of additional purchase payments may be subject to new investment limitations.
..   If you elect this benefit and in connection with that election, you are required to reallocate to permitted investment options, then on the Valuation Day we receive your request in Good Order, we will (i) sell units of the non-permitted investment options and (ii) invest the proceeds of those sales in the permitted investment options that you have designated. During this reallocation process, your Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. Thus, the protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.
..   The fee for TrueIncome - Highest Daily 7 is 0.60% annually of the Protected
    Withdrawal Value. We deduct this fee at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter. Thus, on each such quarter-end (or the next Valuation Day, if the quarter-end is not a Valuation Day), we deduct 0.15% of the Protected Withdrawal Value at the end of the quarter.
    We deduct the fee pro rata from each of your Sub-accounts including the AST Investment Grade Bond Portfolio Sub-account. Since this fee is based on the Protected Withdrawal Value the fee for TrueIncome - Highest Daily 7 may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described above.
..   You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.
..   The Basic Death Benefit will terminate if withdrawals taken under the
    TrueIncome - Highest Daily 7 benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the TrueIncome - Highest Daily 7 benefit cause your Account Value to reduce to zero. (See "Death Benefit" for more information.)

 Election of and Designations under the Benefit
 We no longer permit new elections of TrueIncome - Highest Daily 7.

 For TrueIncome - Highest Daily 7, there must have been either a single Owner who was the same as the Annuitant, or if the Annuity is entity owned, there must have been a single natural person Annuitant. In either case, the Annuitant must have been at least 55 years old.


 Any change of the Annuitant under the Annuity will result in cancellation of TrueIncome - Highest Daily 7. Similarly, any change of Owner will result in cancellation of TrueIncome - Highest Daily 7, except if (a) the new Owner has the same taxpayer identification number as the previous Owner, (b) ownership is transferred from a custodian or other entity to the Annuitant, or vice versa or (c) ownership is transferred from one entity to another entity that satisfies our administrative ownership guidelines.


 If you wish, you may cancel TrueIncome - Highest Daily 7, however you will not be permitted to re-elect the benefit or elect any other living benefit. Upon cancellation of TrueIncome - Highest Daily 7, any Account Value allocated to the AST Investment Grade Bond Portfolio Sub-account used with the formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instructions or, in absence of such instructions, pro rata according to the value of your Sub-accounts at the time of the reallocation. You should be aware that upon termination of TrueIncome - Highest Daily 7, you will lose the Protected Withdrawal Value (including the Tenth Anniversary Date Guarantee), Annual Income Amount, and the Return of Principal Guarantee that you had accumulated under the benefit.

 Return of Principal Guarantee
 If you have not made a withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

 a) your Account Value on the day that you elected TrueIncome - Highest Daily 7; and
 b) the sum of each Purchase Payment you made (including any Credits) during the one-year period after you elected the benefit.

 If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options (including the bond Sub-account used with this benefit), in the same proportion that each such Sub-account bears to your total Account Value, immediately before the application of the amount. Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. This potential addition to Account Value is available only if you have elected TrueIncome - Highest Daily 7 and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.

 Termination of the Benefit
 You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. The benefit terminates: (i) upon your termination of the benefit (ii) upon your surrender of the Annuity (iii) upon your election to begin receiving annuity payments (although if you have elected to the Annual Income Amount in the form of Annuity payments, we will continue to pay the Annual Income Amount) (iv) upon the death of the Annuitant
 (v) if both the Account Value and Annual Income Amount equal zero or (vi) if you cease to meet our requirements for issuing the benefit (see Elections and Designations under the Benefit).

 Upon termination of TrueIncome - Highest Daily 7 other than upon the death of the Annuitant, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).

 Mathematical Formula Component of TrueIncome - Highest Daily 7
 As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you have elected TrueIncome - Highest Daily 7. For purposes of the benefit, we refer to those permitted Sub-accounts as the "Permitted Sub-accounts". As a requirement of participating in TrueIncome - Highest Daily 7, we require that you participate in our specialized program, under which we may transfer Account Value between the Permitted Sub-accounts and a specified bond fund within the Advanced Series Trust (the "AST Investment Grade Bond Sub-account"). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The AST Investment Grade Bond Sub-account is available only with this benefit, and thus you may not allocate purchase payments to the AST Investment Grade Bond Sub-account. Under the formula component of TrueIncome - Highest Daily 7, we monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account. Any transfer would be made in accordance with a formula, which is set forth in Appendix E to this prospectus.

 Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) income amount. Note that we use 5% in the formula, irrespective of the Annuitant's attained age. Then we produce an estimate of the total amount we would target in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent purchase payments, and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the AST Investment Grade Bond Sub-account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%), it means essentially that too much Target Value is not offset by assets within the AST Investment Grade Bond Sub-account, and therefore we will transfer an amount from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts would occur.

 If you elect the new formula (90% Cap Feature), see discussion regarding that feature.

 As you can glean from the formula, poor investment performance of your Account Value may result in a transfer of a portion of your variable Account Value to the AST Investment Grade Bond Sub-account because such poor investment performance will tend to increase the Target Ratio. Moreover, "flat" investment returns of your Account Value over a period of time also could result in the transfer of your Account Value from the Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect TrueIncome - Highest Daily 7, the ratios we use will be fixed. For newly-issued Annuities that elect TrueIncome - Highest Daily 7 and existing Annuities that elect TrueIncome - Highest Daily 7, however, we reserve the right, subject to any required regulatory approval, to change the ratios.

 While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the AST Investment Grade Bond Sub-account. The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under TrueIncome - Highest Daily 7.

 Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:
   . Not make any transfer between the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account; or
   . If a portion of your Account Value was previously allocated to the AST Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options); or
   . Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro rata to the AST Investment Grade Bond Sub-account.

 Therefore, at any given time, some, none, or all of your Account Value may be allocated to the AST Investment Grade Bond Sub-account. If your entire Account Value is transferred to the AST Investment Grade Bond Sub-account, then based on the way the formula operates, the formula will not transfer amounts out of the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts and the entire Account Value would remain in the AST Investment Grade Bond Sub-account. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the AST Investment Grade Bond Sub-account. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the AST Investment Grade Bond Sub-accounts, if dictated by the formula. The amounts of any such transfers will vary, as dictated by the formula, and will depend on the factors listed below.

 Prior to the first withdrawal, the primary driver of transfers to the AST Investment Grade Bond Sub-account is difference between your Account Value and your Protected Withdrawal Value. If none of your Account Value is allocated to the AST Investment Grade Bond Sub-account, then over time the formula permits an increasing difference between the Account Value and the Protected Withdrawal Value before a transfer to the AST Investment Grade Bond Sub-account occurs. Therefore, as time goes on, while none of your Account Value is allocated to the AST Investment Grade Bond Sub-account, the smaller the difference between the Protected Withdrawal Value and the Account Value, the more the Account Value can decrease prior to a transfer to the AST Investment Grade Bond Sub-account.

 Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the AST Investment Grade Bond Sub-account pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:
   . The difference between your Account Value and your Protected Withdrawal Value;
   . The amount of time TrueIncome - Highest Daily 7 has been in effect on your Annuity;
   . The amount allocated to and the performance of the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account;
   . Any additional Purchase Payments you make to your Annuity (while the benefit is in effect); and
   . Any withdrawals you take from your Annuity (while the benefit is in effect).

 Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. The greater the amounts allocated to either the AST Investment Grade Bond Sub-account or to the Permitted Sub-accounts, the greater the impact performance of that Sub-account has on your Account Value and thus the greater the impact on whether (and how much) your Account Value is transferred to or from the AST Investment Grade Bond Sub-account. It is possible, under the formula, that if a significant portion of your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has positive performance, the formula might transfer a portion of your Account Value to the Permitted Sub-accounts, even if the performance of your Permitted Sub-accounts is negative. Conversely, if a significant portion of your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has negative performance, the formula may transfer additional amounts from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account even if the performance of your Permitted Sub-accounts is positive.

 If you make additional Purchase Payments to your Annuity, they will be allocated in accordance with your Annuity. Once allocated, they will also be subject to the formula described above and therefore may be transferred to the AST Investment Grade Bond Sub-account, if dictated by the formula.

 Any Account Value in the AST Investment Grade Bond Sub-account will not participate in the positive or negative investment experience of the Permitted Sub-accounts until it is transferred out of the AST Investment Grade Bond Sub-account.

 Additional Tax Considerations
 If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA or SEP-IRA, the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that Required Minimum Distributions due from your Annuity are greater than such amounts. Please note that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive the Return of Principal Guarantee and the guaranteed amount described above under "Key Feature - Protected Withdrawal Value".

 As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here.

 Optional 90% Cap Rule Feature for Formula for TrueIncome - Highest Daily 7

 The Optional 90% Cap Feature is available for election only on or after July 27, 2009 and only in those jurisdictions where we have received regulatory approval, and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions.

 If you currently own an Annuity and have elected TrueIncome - Highest Daily 7, you can elect this feature which utilizes a new mathematical formula. The new formula is described below and will replace the "Transfer Calculation" portion of the mathematical formula currently used in connection with your benefit on a prospective basis. This election may only be made once and may not be revoked once elected. The new mathematical formula is found in Appendix E (page E-3). There is no cost to adding this feature to your Annuity. Only the election of the 90% Cap will prevent all of your Account Value from being allocated to the AST Investment Grade Bond Portfolio Sub-account. If all of your Account Value is currently allocated to the AST Investment Grade Bond Portfolio Sub-account, it will not transfer back to the Permitted Sub-accounts unless you elect the 90% Cap feature. If you make additional Purchase Payments, they may or may not result in a transfer to or from the AST Investment Grade Bond Portfolio Sub-account.

 Under the new formula, the formula will not execute a transfer to the AST Investment Grade Bond Sub-account that results in more than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account ("90% cap" or "90% Cap Rule"). Thus, on any Valuation Day, if the formula would require a transfer to the AST Investment Grade Bond Sub-account that would result in more than 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account will be transferred. Additionally, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the AST Investment Grade Bond Sub-account that results in greater than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account. However, it is possible that, due to the investment performance of your allocations in the AST Investment Grade Bond Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the AST Investment Grade Bond Sub-account.

 If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the AST Investment Grade Bond Sub-account at least until there is first a transfer out of the AST Investment Grade Bond Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the AST Investment Grade Bond Sub-account, and the formula will still not transfer any of your Account Value to the AST Investment Grade Bond
 Sub-account (at least until there is first a transfer out of the AST
 Investment Grade Bond Sub-account). For example,
..   March 19, 2009 - a transfer is made that results in the 90% cap being met and now $90,000 is allocated to the AST Investment Grade Bond Sub-account and $10,000 is allocated to the Permitted Sub-accounts.
..   March 20, 2009 - you make an additional purchase payment of $10,000. No transfers have been made from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2009.
..   As of March 20, 2009 (and at least until first a transfer is made out of the AST Investment Grade Bond Sub-account under the formula) - the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the AST Investment Grade Bond Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the AST Investment Grade Bond Sub-account).
..   Once there is a transfer out of the AST Investment Grade Bond Sub-account
    (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).

 Under the operation of the formula, the 90% cap may come into existence and may be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account as dictated by the formula. Once you elect this feature, the new transfer formula described above and set forth in Appendix E will be the formula for your Annuity.

 In the event that more than ninety percent (90%) of your Account Value is allocated to the AST Investment Grade Bond Sub-account and you have elected this feature, up to ten percent (10%) of your Account Value currently allocated to the AST Investment Grade Bond Sub-account will be transferred to your Permitted Sub-accounts, such that after the transfer, 90% of your Account Value on the date of the transfer is in the AST Investment Grade Bond Sub-account. The transfer to the Permitted Sub-accounts will be based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). It is possible that additional transfers might occur after this initial transfer if dictated by the formula. The amounts of such additional transfer(s) will vary. If on the date this feature is elected 100% of your Account Value is allocated to the AST Investment Grade Bond Sub-account, a transfer of an amount equal to 10% of your Account Value will be made to your Permitted Sub-accounts. While there are no assurances that future transfers will occur, it is possible that an additional transfer(s) to the Permitted Sub-accounts could occur following the Valuation Day(s), and in some instances (based on the formula) the additional transfer(s) could be large.

 Once the 90% cap rule is met, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).

 Important Consideration When Electing the New Formula:
..   At any given time, some, most or none of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.
..   Please be aware that because of the way the 90% cap formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.
..   If this feature is elected, any Account Value transferred to the Permitted
    Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending on the performance of the Permitted Sub-accounts you select.

 TRUEINCOME - SPOUSAL HIGHEST DAILY 7
 TrueIncome - Spousal Highest Daily 7 is the spousal version of TrueIncome - Highest Daily 7. We no longer permit new elections of TrueIncome - Spousal Highest Daily 7. TrueIncome - Spousal Highest Daily 7 must have been elected based on two Designated

 Lives, as described below. Each Designated Life must be at least 59 1/2 years old when the benefit was elected. TrueIncome - Spousal Highest Daily 7 was not available if you elect any other optional living benefit or optional death benefit. As long as your TrueIncome - Spousal Highest Daily 7 Benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this benefit. For a more detailed description of permitted investment options, see the Investment options section of this prospectus.

 The benefit guarantees that until the later death of two natural persons who are each other's spouses at the time of election of the benefit and at the first death of one of them (the "Designated Lives", and each, a "Designated Life") the ability to withdraw an annual amount (the "Annual Income Amount") equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of market performance on the Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, wish to ensure that market performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue TrueIncome - Spousal Highest Daily 7 after the death of the first spouse. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our asset transfer benefit in order to participate in TrueIncome - Spousal Highest Daily 7, and in Appendix E to this prospectus, we set forth the pre-determined mathematical formula under which we make those asset transfers. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero (unless the benefit has terminated).

 As discussed below, a key component of TrueIncome - Spousal Highest Daily 7 is the Protected Withdrawal Value. Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains. You are guaranteed to be able to withdraw the Annual Income Amount until the death of the second Designated Life, provided that there have not been "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Annual Income Amount. Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under TrueIncome - Spousal Highest Daily 7.

 Key Feature - Protected Withdrawal Value
 The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Account Value. On each Valuation Day thereafter, until the earlier of the tenth anniversary of benefit election (the "Tenth Anniversary Date") or the date of the first withdrawal, the Protected Withdrawal Value is equal to the "Periodic Value" described in the next paragraph.

 The "Periodic Value" initially is equal to the Account Value on the effective date of the benefit. On each Valuation Day thereafter, until the earlier of the first withdrawal or the Tenth Anniversary Date, we recalculate the Periodic Value. We stop determining the Periodic Value upon the earlier of your first withdrawal after the effective date of the benefit or the Tenth Anniversary Date. On each Valuation Day (the "Current Valuation Day"), the Periodic Value is equal to the greater of:

 (1)the Periodic Value for the immediately preceding business day (the "Prior Valuation Day") appreciated at the daily equivalent of 7% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any adjusted Purchase Payment made on the Current Valuation Day; and
 (2)the Account Value.

 If you make a withdrawal prior to the Tenth Anniversary Date, the Protected Withdrawal Value on the date of the withdrawal is equal to the greatest of:

 (1)the Account Value; or
 (2)the Periodic Value on the date of the withdrawal.

 If you have not made a withdrawal on or before the Tenth Anniversary Date, your Protected Withdrawal Value subsequent to the Tenth Anniversary Date is equal to the greatest of:

 (1)the Account Value; or
 (2)the Periodic Value on the Tenth Anniversary Date, increased for subsequent adjusted purchase payments; or
 (3)the sum of:

    (a)200% of the Account Value on the effective date of the benefit;
    (b)200% of all adjusted purchase payments made within one year after the effective date of the benefit; and
    (c)all adjusted purchase payments made after one year following the effective date of the benefit up to the date of the first withdrawal.

 On and after the date of your first withdrawal, your Protected Withdrawal
 Value is increased by the amount of any subsequent purchase payments, is reduced by withdrawals, including your first withdrawal (as described below), and is increased if you qualify for a step-up (as described below). Irrespective of these calculations, your Protected Withdrawal Value will always be at least equal to your Account Value.

 Key Feature - Annual Income Amount under TrueIncome - Spousal Highest Daily 7 The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first withdrawal taken after the benefit becomes active and does not reduce in subsequent Annuity Years, as described below. The percentage depends on the age of the youngest Designated Life on the date of the first withdrawal after election of the benefit. The percentages are: 5% for ages 79 and younger, 6% for ages 80 to 84, 7% for ages 85 to 89, and 8% for ages 90 and older. We use the age of the youngest Designated Life even if that Designated Life is no longer a participant under the Annuity due to death or divorce. Under TrueIncome - Spousal Highest Daily 7, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.

 Any Purchase Payment that you make will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credits) based on the age of the Annuitant at the time of the first withdrawal (the percentages are: 5% for ages 79 and younger, 6% for ages 80-84, 7% for ages 85-89, and 8% for ages 90 and older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated Credits).

 If your Annuity permits additional purchase payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner.

 An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Annual Income Amount if your Account Value increases subsequent to your first withdrawal. We begin examining the Account Value for purposes of the Highest Quarterly Step-Up starting with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the Valuation Days corresponding to the end of each quarter that
 (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day. Having identified each of those quarter-end Account Values, we then multiply each such value by a percentage that varies based on the age of the youngest Designated Life on the Annuity Anniversary as of which the step-up would occur. The percentages are 5% for ages 79 and younger, 6% for ages 80-84, 7% for ages 85-89, and 8% for ages 90 and older. Thus, we multiply each quarterly value by the applicable percentage, adjust each such quarterly value for subsequent withdrawals and purchase payments, and then select the highest of those values. If the highest of those values exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. In later years, (i.e., after the first Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest quarterly value upon which your step-up was based. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Annual Income Amount, the charge for TrueIncome
 - Spousal Highest Daily 7 has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for TrueIncome - Spousal Highest Daily 7 upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

 TrueIncome - Spousal Highest Daily 7 does not affect your ability to make withdrawals under your annuity, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under TrueIncome - Spousal Highest Daily 7, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.

 If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years.

 Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for TrueIncome - Spousal Highest Daily 7 or any other fees and charges. Assume the following for all three examples:
..   The Issue Date is December 1, 2007
..   TrueIncome - Spousal Highest Daily 7 is elected on March 5, 2008.
..   The youngest Designated Life was 70 years old when he/she elected
    TrueIncome - Spousal Highest Daily 7.

 Dollar-for-dollar reductions
 On May 2, 2008, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the youngest Designated Life is younger than 80 at the time of the 1/st/ withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including December 1, 2008) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount - $6,000 less $2,500 = $3,500.

 Proportional reductions
 Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2008 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount - $1,500 - reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).

 Here is the calculation:

  Account Value before withdrawal                                $110,000.00
  Less amount of "non" excess withdrawal                         $  3,500.00
  Account Value immediately before excess withdrawal of $1,500   $106,500.00
  Excess withdrawal amount                                       $  1,500.00
  Divided by Account Value immediately before excess withdrawal  $106,500.00
  Ratio                                                                 1.41%
  Annual Income Amount                                           $  6,000.00
  Less ratio of 1.41%                                            $     84.51
  Annual Income Amount for future Annuity Years                  $  5,915.49

 Highest Quarterly Auto Step-Up
 On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the youngest Designated Life's age on the Annuity Anniversary) of the highest quarterly value since your first withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (plus any Credits).

 Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped-up if 5% (since the youngest Designated Life is younger than 80 on the date of the potential step-up) of the highest quarterly Account Value adjusted for withdrawals, is higher than $5,915.49. Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

                                 Highest Quarterly Value
                                     (adjusted with          Adjusted Annual
                                 withdrawal and Purchase Income Amount (5% of the
Date*              Account value       Payments)**       Highest Quarterly Value)
-----              ------------- ----------------------- ------------------------
June 1, 2008        $118,000.00        $118,000.00              $5,900.00
August 6, 2008      $110,000.00        $112,885.55              $5,644.28
September 1, 2008   $112,000.00        $112,885.55              $5,644.28
December 1, 2008    $119,000.00        $119,000.00              $5,950.00

 * In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter -
    March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.
 ** In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Annual Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
   . The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Total Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $114,500 before the excess withdrawal.
   . This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.

 The adjusted Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Annual Income Amount is reset to $5,950.00.

 In this example, 5% of the December 1 value yields the highest amount of $5,950.00. Since this amount is higher than the current year's Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2008 and continuing through December 1, 2009, will be stepped-up to $5,950.00.

 Benefits Under TrueIncome - Spousal Highest Daily 7
..   To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount or as a result of the fee that we assess for TrueIncome - Spousal Highest Daily 7, and amounts are still payable under TrueIncome - Spousal Highest Daily 7, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death. To the extent that cumulative withdrawals in the current Annuity Year that reduced your
    Account Value to zero are more than the Annual Income Amount, TrueIncome - Spousal Highest Daily 7 terminates, and no additional payments will be made. However, if a withdrawal in the latter scenario was taken to meet required minimum distribution requirements under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in the form of a fixed annuity.
..   If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

       (1)apply your Account Value to any Annuity option available; or
       (2)request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Annual Income Amount. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death. If, due to death of a Designated Life or divorce prior to annuitization, only a single Designated Life remains, then Annuity payments will be made as a life annuity for the lifetime of the Designated Life.

 We must receive your request in a form acceptable to us at our office.

 In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

       (1)the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the joint and survivor or single (as applicable) life fixed annuity rates then currently available or the joint and survivor or single (as applicable) life fixed annuity rates guaranteed in your Annuity; and
       (2)the Account Value.

..   If no withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.
..   Please note that payments that we make under this benefit after the Annuity
    Anniversary coinciding with or next following the older of the owner or Annuitant's 95/th/ birthday, will be treated as annuity payments.

 Other Important Considerations
..   Withdrawals under TrueIncome - Spousal Highest Daily 7 are subject to all of the terms and conditions of the Annuity, including any CDSC that may apply. Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal. However, we may impose a CDSC on the portion of a withdrawal that is deemed Excess Income.
..   Withdrawals made while TrueIncome - Spousal Highest Daily 7 is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. TrueIncome - Spousal Highest Daily 7 does not directly affect the Account Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity you will receive the current surrender value.
..   You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing TrueIncome - Spousal Highest Daily 7. TrueIncome - Spousal Highest Daily 7 provides a guarantee that if your Account Value declines due to Sub-account performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.

..   You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your Financial Professional when it may be appropriate for you to begin taking withdrawals.
..   Upon inception of the benefit, and to maintain the benefit, 100% of your
    Account Value must have been allocated to the permitted Sub-accounts.
..   You cannot allocate purchase payments or transfer Account Value to or from the AST Investment Grade Bond Portfolio Sub-account (as described below) if you elect this benefit. A summary description of the AST Investment Grade Bond Portfolio appears within the prospectus section entitled "What Are The Investment Objectives and Policies of The Portfolios?". Upon the initial transfer of your Account Value into an AST Investment Grade Bond Portfolio, we will send a prospectus for that Portfolio to you along with your confirmation. In addition, you can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.accessallstate.com.
..   Transfers to and from the elected Sub-accounts and the AST Investment Grade
    Bond Portfolio Sub-account triggered by the mathematical formula component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.
..   You must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain TrueIncome
    - Spousal Highest Daily 7. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly adopted requirements. Subject to any change in requirements, transfers of Account Value and allocation of additional purchase payments may be subject to new investment limitations.
..   If you elect this benefit and in connection with that election, you are required to reallocate to permitted investment options, then on the Valuation Day we receive your request in Good Order, we will (i) sell units of the non-permitted investment options and (ii) invest the proceeds of those sales in the permitted investment options that you have designated. During this reallocation process, your Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. Thus, the protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.
..   The fee for TrueIncome - Spousal Highest Daily 7 is 0.75% annually of the
    Protected Withdrawal Value. We deduct this fee at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter. Thus, on each such quarter-end (or the next Valuation Day, if the quarter-end is not a Valuation Day), we deduct 0.1875% of the Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of your Sub-accounts including the AST Investment Grade Bond Sub-account. Since this fee is based on the Protected Withdrawal Value, the fee for TrueIncome - Spousal Highest Daily 7 may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described above.
..   You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.
..   The Basic Death Benefit will terminate if withdrawals taken under the
    TrueIncome - Spousal Highest Daily 7 benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the TrueIncome - Spousal Highest Daily 7 benefit cause your Account Value to reduce to zero. (See "Death Benefit" for more information.)

 Election of and Designations under the Benefit.
 We no longer permit new elections of TrueIncome - Spousal Highest Daily 7. Elections of TrueIncome - Spousal Highest Daily 7 must have been based on two Designated Lives. Designated Lives must be natural persons who are each other's spouses at the time of election of the benefit and at the death of the first of the Designated Lives to die. TrueIncome - Spousal Highest Daily 7 could only be elected where the Owner, Annuitant, and Beneficiary designations are as follows:
..   One Annuity Owner, where the Annuitant and the Owner are the same person and the beneficiary is the Owner's spouse. The Owner/Annuitant and the beneficiary each must be at least 59 1/2 years old at the time of election; or
..   Co-Annuity Owners, where the Owners are each other's spouses. The beneficiary designation must be the surviving spouse, or the spouses named equally. One of the owners must be the Annuitant. Each Owner must each be at least 59 1/2 years old at the time of election; or
..   One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the Annuitant pursuant to the provisions of Section 408(a) of the Internal Revenue Code (or any successor Code section thereto) ("Custodial Account"), the beneficiary is the Custodial Account, and the spouse of the Annuitant is the Contingent Annuitant. Both the Annuitant and the Contingent Annuitant each must be at least 59 1/2 years old at the time of election.

 We do not permit a change of Owner under this benefit, except as follows:
 (a)if one Owner dies and the surviving spousal Owner assumes the Annuity or
 (b)if the Annuity initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as Owner. We permit changes of beneficiary designations under this benefit. If the Designated Lives divorce, however, TrueIncome - Spousal Highest Daily 7 may not be divided as part of the divorce settlement or judgment. Nor may the divorcing spouse who retains ownership of the Annuity appoint a new Designated Life upon re-marriage. Our current administrative procedure is to treat the division of an Annuity as a withdrawal from the existing Annuity. The non-owner spouse may then decide whether he or she wishes to use the withdrawn funds to purchase a new Annuity, subject to the rules that are current at the time of purchase.

 If you wish, you may cancel TrueIncome - Spousal Highest Daily 7, however you will not be permitted to re-elect the benefit or elect any other living benefit. Upon cancellation of TrueIncome - Spousal Highest Daily 7, any Account Value allocated to the AST Investment Grade Bond Portfolio Sub-account used with the pre-determined mathematical formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instruction or in absence of such instruction, pro-rata according to the value of your Sub-accounts at the time of the reallocation. You should be aware that upon termination of TrueIncome - Spousal Highest Daily 7, you will lose the Protected Withdrawal Value (including the Tenth Anniversary Date Guarantee), Annual Income Amount, and the Return of Principal Guarantee that you had accumulated under the benefit.

 Return of Principal Guarantee
 If you have not made a withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

 a) your Account Value on the day that you elected TrueIncome - Spousal Highest Daily 7; and
 b) the sum of each Purchase Payment you made (including any Credits) during the one-year period after you elected the benefit.

 If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options (including the bond Sub-account used with this benefit), in the same proportion that each such Sub-account bears to your total Account Value, immediately before the application of the amount. Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. This potential addition to Account Value is available only if you have elected TrueIncome - Spousal Highest Daily 7 and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.

 Termination of the Benefit
 You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. The benefit terminates: (i) if upon the death of the first Designated Life, the surviving Designated Life opts to take the death benefit under the Annuity (thus, the benefit does not terminate solely because of the death of the first Designated Life) (ii) upon the death of the second Designated Life, (iii) upon your termination of the benefit (although if you have elected to take annuity payments in the form of the Annual Income Amount, we will continue to pay the Annual Income Amount) (iv) upon your surrender of the Annuity (v) upon your election to begin receiving annuity payments (vi) if both the Account Value and Annual Income Amount equal zero or
 (vii) if you cease to meet our requirements for issuing the benefit (see Election of and Designations under the Benefit).

 Upon termination of TrueIncome - Spousal Highest Daily 7 other than upon death of a Designated Life, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account (as defined below) to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).

 Mathematical Formula Component of TrueIncome - Spousal Highest Daily 7
 As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you have elected TrueIncome - Spousal Highest Daily 7. For purposes of the benefit, we refer to those permitted Sub-accounts as the "Permitted Sub-accounts". As a requirement of participating in TrueIncome - Spousal Highest Daily 7, we require that you participate in our specialized program, under which we may transfer Account Value between the Permitted Sub-accounts and a specified bond fund within the Advanced Series Trust (the "AST Investment Grade Bond Sub-account"). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The AST Investment Grade Bond Sub-account is available only with this benefit, and thus you may not allocate purchase payments to the AST Investment Grade Bond Sub-account. Under the formula component of TrueIncome - Spousal Highest Daily 7, we monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond
 Sub-account. Any transfer would be made in accordance with a formula, which is set forth in Appendix E to this prospectus.

 Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) income amount. Note that we use 5% in the formula, irrespective of the Annuitant's attained age. Then we produce an estimate of the total amount we would target in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent purchase payments, and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the AST Investment Grade Bond Sub-account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%), it means essentially that too much Target Value is not offset by assets within the AST Investment Grade Bond Sub-account, and therefore we will transfer an amount from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts would occur.

 If you elect the new formula (90% Cap Feature), see discussion regarding that feature.

 As you can glean from the formula, poor investment performance of your Account Value may result in a transfer of a portion of your variable Account Value to the AST Investment Grade Bond Sub-account because such poor investment performance will tend to increase the Target Ratio. Moreover, "flat" investment returns of your Account Value over a period of time also could result in the transfer of your Account Value from the Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect TrueIncome - Spousal Highest Daily 7, the ratios we use will be fixed. For newly-issued Annuities that elect TrueIncome - Spousal Highest Daily 7 and existing Annuities that elect TrueIncome - Spousal Highest Daily 7, however, we reserve the right, subject to any required regulatory approval, to change the ratios.

 While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the AST Investment Grade Bond Sub-account. The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under TrueIncome - Spousal Highest Daily 7.

 Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:
   . Not make any transfer between the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account; or
   . If a portion of your Account Value was previously allocated to the AST Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options); or
   . Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro rata to the AST Investment Grade Bond Sub-account.

 Therefore, at any given time, some, none, or all of your Account Value may be allocated to the AST Investment Grade Bond Sub-account. If your entire Account Value is transferred to the AST Investment Grade Bond Sub-account, then based on the way the formula operates, the formula will not transfer amounts out of the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts and the entire Account Value would remain in the AST Investment Grade Bond Sub-account. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the AST Investment Grade Bond Sub-account. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the AST Investment Grade Bond Sub-accounts, if dictated by the formula. The amounts of any such transfers will vary, as dictated by the formula, and will depend on the factors listed below.

 Prior to the first withdrawal, the primary driver of transfers to the AST Investment Grade Bond Sub-account is difference between your Account Value and your Protected Withdrawal Value. If none of your Account Value is allocated to the AST Investment Grade Bond Sub-account, then over time the formula permits an increasing difference between the Account Value and the Protected Withdrawal Value before a transfer to the AST Investment Grade Bond Sub-account occurs. Therefore, as time goes on, while none of your Account Value is allocated to the AST Investment Grade Bond Sub-account, the smaller the difference between the Protected Withdrawal Value and the Account Value, the more the Account Value can decrease prior to a transfer to the AST Investment Grade Bond Sub-account.

 Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the AST Investment Grade Bond Sub-account pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:
   . The difference between your Account Value and your Protected Withdrawal Value;
   . The amount of time TrueIncome - Spousal Highest Daily 7 has been in effect on your Annuity;
   . The amount allocated to and the performance of the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account;

   . Any additional Purchase Payments you make to your Annuity (while the benefit is in effect); and
   . Any withdrawals you take from your Annuity (while the benefit is in effect).

 Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. The greater the amounts allocated to either the AST Investment Grade Bond Sub-account or to the Permitted Sub-accounts, the greater the impact performance of that Sub-account has on your Account Value and thus the greater the impact on whether (and how much) your Account Value is transferred to or from the AST Investment Grade Bond Sub-account. It is possible, under the formula, that if a significant portion of your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has positive performance, the formula might transfer a portion of your Account Value to the Permitted Sub-accounts, even if the performance of your Permitted Sub-accounts is negative. Conversely, if a significant portion of your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has negative performance, the formula may transfer additional amounts from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account even if the performance of your Permitted Sub-accounts is positive.

 If you make additional Purchase Payments to your Annuity, they will be allocated in accordance with your Annuity. Once allocated, they will also be subject to the formula described above and therefore may be transferred to the AST Investment Grade Bond Sub-account, if dictated by the formula.

 Any Account Value in the AST Investment Grade Bond Sub-account will not participate in the positive or negative investment experience of the Permitted Sub-accounts until it is transferred out of the AST Investment Grade Bond Sub-account.

 Additional Tax Considerations
 If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA or SEP-IRA, the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that Required Minimum Distributions due from your Annuity are greater than such amounts. In addition, the amount and duration of payments under the annuity payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as Required Minimum Distribution provisions under the tax law. Please note, however, that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive the Return of Principal Guarantee and the guaranteed amount described above under "Key Feature - Protected Withdrawal Value".

 As indicated, withdrawals made while this benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this benefit here.

 Optional 90% Cap Rule Feature for the Formula for TrueIncome - Spousal Highest Daily 7

 The Optional 90% Cap Feature is available for election only on or after July 27, 2009 and only in those jurisdictions where we have received regulatory approval, and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions.

 If you currently own an Annuity and have elected TrueIncome - Spousal Highest Daily 7, you can elect this feature which utilizes a new mathematical formula. The new formula is described below and will replace the "Transfer Calculation" portion of the formula currently used in connection with your benefit on a prospective basis. There is no cost for adding this feature to your Annuity. This election may only be made once and may not be revoked once elected. The new formula is found in Appendix E of this prospectus (page E-3). There is no cost to adding this feature to your Annuity. Only the election of the 90% Cap will prevent all of your Account Value from being allocated to the AST Investment Grade Bond Portfolio Sub-account. If all of your Account Value is currently allocated to the AST Investment Grade Bond Portfolio Sub-account, it will not transfer back to the Permitted Sub-accounts unless you elect the 90% Cap feature. If you make additional Purchase Payments, they may or may not result in a transfer to or from the AST Investment Grade Bond Portfolio Sub-account.

 Under the new formula, the formula will not execute a transfer to the AST Investment Grade Bond Sub-account that results in more than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account ("90% cap" or 90% cap rule"). Thus, on any Valuation Day, if the formula would require a transfer to the AST Investment Grade Bond Sub-account that would result in more than 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account will be transferred. Additionally, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the AST Investment Grade Bond Sub-account that results in greater than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account. However, it is possible that, due to the investment performance of your allocations in the AST Investment Grade Bond Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the AST Investment Grade Bond Sub-account.

 If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the AST Investment Grade Bond Sub-account at least until there is first a transfer out of the AST Investment Grade Bond Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the AST Investment Grade Bond Sub-account, and the formula will still not transfer any of your Account Value to the AST Investment Grade Bond
 Sub-account (at least until there is first a transfer out of the AST
 Investment Grade Bond Sub-account). For example,
..   March 19, 2009 - a transfer is made that results in the 90% cap being met and now $90,000 is allocated to the AST Investment Grade Bond Sub-account and $10,000 is allocated to the Permitted Sub-accounts.
..   March 20, 2009 - you make an additional purchase payment of $10,000. No transfers have been made from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2009.
..   As of March 20, 2009 (and at least until first a transfer is made out of the AST Investment Grade Bond Sub-account under the formula) - the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the AST Investment Grade Bond Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the AST Investment Grade Bond Sub-account).
..   Once there is a transfer out of the AST Investment Grade Bond Sub-account
    (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).

 Under the operation of the formula, the 90% cap may come into existence and may be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account as dictated by the formula. Once you elect this feature, the new transfer formula described above and set forth in Appendix E will be the formula for your Annuity.

 In the event that more than ninety percent (90%) of your Account Value is allocated to the AST Investment Grade Bond Sub-account and you have elected this feature, up to ten percent (10%) of your Account Value currently allocated to the AST Investment Grade Bond Sub-account will be transferred to your Permitted Sub-accounts, such that after the transfer, 90% of your Account Value on the date of the transfer is in the AST Investment Grade Bond Sub-account. The transfer to the Permitted Sub-accounts will be based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). It is possible that additional transfers might occur after this initial transfer if dictated by the formula. The amounts of such additional transfer(s) will vary. If on the date this feature is elected 100% of your Account Value is allocated to the AST Investment Grade Bond Sub-account, a transfer of an amount equal to 10% of your Account Value will be made to your Permitted Sub-accounts. While there are no assurances that future transfers will occur, it is possible that an additional transfer(s) to the permitted Sub-accounts could occur following the Valuation Day(s), and in some instances (based on the formula) the additional transfer(s) could be large.

 Once the 90% cap rule is met, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).

 Important Consideration When Electing The New Formula:
..   At any given time, some, most or none of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.
..   Please be aware that because of the way the 90% cap formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.
..   If this feature is elected, any Account Value transferred to the Permitted
    Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending on the performance of the Permitted Sub-accounts you select.

                                 DEATH BENEFIT

 WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?
 Each Annuity provides a Death Benefit during its accumulation period. If an Annuity is owned by one or more natural persons, the Death Benefit is payable upon the first death of an Owner. If an Annuity is owned by an entity, the Death Benefit is payable upon the Annuitant's death. The person upon whose death the Death Benefit is paid is referred to below as the "decedent."

 BASIC DEATH BENEFIT
 Each Annuity provides a basic Death Benefit at no additional charge. The Insurance Charge we deduct daily from your Account Value allocated to the Sub-accounts is used, in part, to pay us for the risk we assume in providing the basic Death Benefit guarantee under an Annuity. Each Annuity also offers two different optional Death Benefits that can be purchased for an additional charge. The additional charge is deducted to compensate Allstate Life for providing increased insurance protection under the optional Death Benefits. Notwithstanding the additional protection provided under the optional Death Benefits, the additional cost has the impact of reducing the net performance of the investment options. In addition, with respect to the X Series, under certain circumstances, your Death Benefit may be reduced by the amount of any Purchase Credits we applied to your Purchase Payments. (See "How are Purchase Credits Applied to My Account Value".) Also, no basic Death Benefit will be paid if your Annuity terminates because your Account Value reaches zero (which can happen if, for example, you are taking withdrawals under an optional living benefit).

 The basic Death Benefit is equal to the greater of:
..   The sum of all Purchase Payments (and, for the X series, the amount of any
    Purchase Credits received more than 12 months prior to death) less the sum of all proportional withdrawals.
..   The sum of your Account Value in the Sub-accounts and the Fixed Rate
    Options (less the amount of any Purchase Credits applied within 12-months prior to the date of death, in the case of the X Series).

 "Proportional withdrawals" are determined by calculating the percentage of your Account Value that each prior withdrawal represented when withdrawn. For example, a withdrawal of 50% of Account Value would be considered as a 50% reduction in Purchase Payments for purposes of calculating the basic Death Benefit.

 OPTIONAL DEATH BENEFITS
 One optional Death Benefit is offered for purchase with your Annuity to provide an enhanced level of protection for your beneficiaries. We reserve the right to cease offering any optional death benefit. Key terms that we use to describe the optional death benefit are set forth within the description of the optional death benefit.

 Currently, these benefits are only offered in those jurisdictions where we have received regulatory approval and must be elected at the time that you purchase your Annuity. However, with respect to the L Series, if not previously elected, the Combination 5% Roll-Up and HAV death benefit may be elected on the fifth Annuity anniversary and each Annuity anniversary thereafter, but not later than the tenth Annuity anniversary. We may, at a later date, allow existing Annuity Owners to purchase an optional Death Benefit subject to our rules and any changes or restrictions in the benefits. The "Combination 5% Roll-up and Highest Anniversary Value" Death Benefit may only be elected individually, and cannot be elected in combination with any other optional Death Benefit. If you elect TrueIncome - Spousal or TrueIncome
 - Spousal Highest Daily 7, you are not permitted to elect an optional Death Benefit. With respect to the X Series, under certain circumstances, each Optional Death Benefit that you elect may be reduced by the amount of Purchase Credits applied to your Purchase Payments.

 Investment Restrictions may apply if you elect certain optional death benefits. See the chart in the "Investment Options" section of the Prospectus for a list of investment options available and permitted with each benefit.

 Combination 5% Roll-up and Highest Anniversary Value ("HAV") Death Benefit

 If an Annuity has one Owner, the Owner must be age 79 or less at the time the Combination 5% Roll-up and HAV Optional Death Benefit is purchased. If an Annuity has joint Owners, the oldest Owner must be age 79 or less. If the Annuity is owned by an entity, the Annuitant must be age 79 or less.

 Certain of the Portfolios offered as Sub-accounts under an Annuity may not be available if you elect the Combination 5% Roll-up and HAV Death Benefit. If you elect this benefit, you must allocate your Account Value in accordance with the then permitted and available option(s) shown on page 17. In addition, we reserve the right to require you to use certain asset allocation model(s). If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, that new requirement will apply only to new elections of the benefit, and will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. All subsequent transfers and purchase payments will be subject to the new investment limitations.

 Calculation of the Combination 5% Roll-up and Highest Anniversary Value Death Benefit
 The Combination 5% Roll-up and HAV Death Benefit equals the greatest of:

       1. the basic Death Benefit described above; and
       2. the Highest Anniversary Value Death Benefit described below, and
       3. 5% Roll-up described below. The calculation of the 5% Roll-up depends on whether death occurs before or after the Death Benefit Target Date.

       If the Owner dies before the Death Benefit Target Date the 5% Roll up is equal to:

       . all Purchase Payments (including any Purchase Credits applied to such Purchase Payments more than twelve (12) months prior to date of death in the case of the X Series or as otherwise provided for under applicable State law) increasing at an annual effective interest rate of 5% starting on the date that each Purchase Payment is made and ending on the Owner's date of death;

    MINUS

       . the sum of all withdrawals, dollar for dollar up to 5% of the Roll-up value as of the prior Annuity Anniversary (or Issue Date if the withdrawal is in the first contract year). Any withdrawals in excess of the 5% dollar for dollar limit are proportional.

       If the Owner dies on or after the Death Benefit Target Date the 5% Roll-up is equal to:

       . the 5% Roll-up value as of the Death Benefit Target Date increased by total Purchase Payments (including any Purchase Credits applied to such Purchase Payments more than twelve (12) months prior to date of death in the case of the X Series or as otherwise provided for under applicable State law) made after the Death Benefit Target Date;

    MINUS

       . the sum of all withdrawals which reduce the 5% Roll-up proportionally.

 In the case of the X Series, as indicated, the amounts calculated in Items 1, 2 and 3 above (before, on or after the Death Benefit Target Date) may be reduced by any Purchase Credits under certain circumstances if allowed under applicable State law. Please refer to the definitions of Death Benefit Target Date below. This Death Benefit may not be an appropriate feature where the Owner's age is near the age specified in the Death Benefit Target Date. This is because the benefit may not have the same potential for growth as it otherwise would, since there will be fewer Annuity anniversaries before the Death Benefit Target Date is reached.

 Calculation of Highest Anniversary Value Death Benefit The HAV Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.

       If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greater of:

       1. the basic Death Benefit described above; and
       2. the Highest Anniversary Value as of the Owner's date of death.

       If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

       1. the basic Death Benefit described above; and
       2. the Highest Anniversary Value on the Death Benefit Target Date plus the sum of all Purchase Payments (including any Purchase Credits applied to such Purchase Payments more than twelve (12) months prior to date of death in the case of the X series) less the sum of all proportional withdrawals since the Death Benefit Target Date.

       The amount determined by this calculation is increased by any Purchase Payments received after the Owner's date of death and decreased by any proportional withdrawals since such date.

       The "Combination 5% Roll-up and Highest Anniversary Value" Death Benefit described above is currently being offered in those jurisdictions where we have received regulatory approval. The "Combination 5% Roll-up and Highest Anniversary Value" Death Benefit is not available if you elect any other optional Death Benefit or elect TrueIncome - Spousal or TrueIncome - Spousal Highest Daily 7.

 See Appendix B for examples of how the Combination 5% Roll-up and Highest Anniversary Value Death Benefit is calculated.

 Key Terms Used with the Combination 5% Roll-up and Highest Anniversary Value Death Benefit:
..   The Death Benefit Target Date for the Combination 5% Roll-up and HAV Death
    Benefit is the later of the Annuity Anniversary on or after the 80/th/ birthday of either the current Owner, the older of the joint Owners, or the Annuitant, if entity owned, or five years after the Issue Date of an Annuity.
..   The Highest Anniversary Value equals the highest of all previous
    "Anniversary Values" less proportional withdrawals since such anniversary and plus any Purchase Payments (and associated Purchase Credits received more than 12 months prior to death for the X series or as otherwise provided for under applicable State law) since such anniversary.
..   The Anniversary Value is the Account Value as of each anniversary of the
    Issue Date of an Annuity. The Anniversary Value on the Issue Date is equal to your Purchase Payment (including any Purchase Credits applied to such Purchase Payments more than twelve (12) months prior to date of death in the case of the X Series or as otherwise provided for under applicable State law).
..   Proportional Withdrawals are determined by calculating the percentage of your Account Value that each prior withdrawal represented when withdrawn. Proportional withdrawals result in a reduction to the Highest Anniversary Value or 5% Roll-up value by reducing such value in the same proportion as the Account Value was reduced by the withdrawal as of the date the withdrawal occurred. For example, if your Highest Anniversary Value or 5% Roll-up value is $125,000 and you subsequently withdraw $10,000 at a time when your Account Value is equal to $100,000 (a 10% reduction), when calculating the optional Death Benefit we will reduce your Highest Anniversary Value ($125,000) by 10% or $12,500.

 HIGHEST DAILY VALUE DEATH BENEFIT ("HDV")
 The Highest Daily Value Death Benefit is no longer available for new elections. If an Annuity has one Owner, the Owner must have been age 79 or less at the time the Highest Daily Value Death Benefit was elected. If an Annuity has joint Owners, the older Owner must have been age 79 or less. If there are joint Owners, death of the Owner refers to the first to die of the joint Owners. If an Annuity is owned by an entity, the Annuitant must have been age 79 or less at the time of election and death of the Owner refers to the death of the Annuitant.

 If you elected this benefit, you must allocate your Account Value in accordance with the then permitted and available option(s) with this benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, that new requirement will apply only to new elections of the benefit, and will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. All subsequent transfers and purchase payments will be subject to the new investment limitations.

 The HDV Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.

       If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greater of:

       1. the basic Death Benefit described above; and
       2. the HDV as of the Owner's date of death.

       If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

       1. the basic Death Benefit described above; and 2. the HDV on the Death Benefit Target Date plus the sum of all Purchase Payments (including any Purchase Credits applied to such Purchase Payments more than twelve (12) months prior to the date of death in the case of the X Series or as otherwise provided for under applicable State law) less the sum of all proportional withdrawals since the Death Benefit Target Date.

       The amount determined by this calculation is increased by any Purchase Payments received after the Owner's date of death and decreased by any proportional withdrawals since such date.

       The Highest Daily Value Death Benefit described above was offered in those jurisdictions where we received regulatory approval. The Highest Daily Value Death Benefit was not available if you elected TrueAccumulation - Highest Daily, TrueIncome - Highest Daily, TrueIncome
       - Spousal, TrueIncome - Highest Daily 7, TrueIncome - Spousal Highest Daily 7, or the Combination 5% Roll-up and Highest Anniversary Value Death Benefit.

 See Appendix B for examples of how the Highest Daily Value Death Benefit is calculated.

 Key Terms Used with the Highest Daily Value Death Benefit:
..   The Death Benefit Target Date for the Highest Daily Value Death Benefit is
    the later of an Annuity anniversary on or after the 80/th/ birthday of the current Owner, or the older of either joint Owner, or the Annuitant, if entity owned, or five years after the Issue Date of an Annuity.
..   The Highest Daily Value equals the highest of all previous "Daily Values"
    less proportional withdrawals since such date and plus any Purchase Payments (plus associated Purchase Credits applied more than twelve
    (12) months prior to the date of death in the case of the X Series or as otherwise provided for under applicable State law) since such date.

..   The Daily Value is the Account Value as of the end of each Valuation Day.
    The Daily Value on the Issue Date is equal to your Purchase Payment (plus associated Purchase Credits applied more than twelve (12) months prior to the date of death in the case of the X Series).
..   Proportional Withdrawals are determined by calculating the percentage of your Account Value that each prior withdrawal represented when withdrawn. Proportional withdrawals result in a reduction to the Highest Daily Value by reducing such value in the same proportion as the Account Value was reduced by the withdrawal as of the date the withdrawal occurred. For example, if your Highest Daily Value is $125,000 and you subsequently withdraw $10,000 at a time when your Account Value is equal to $100,000 (a 10% reduction), when calculating the optional Death Benefit we will reduce your Highest Daily Value ($125,000) by 10% or $12,500.

 Please see Appendix B to this prospectus for a hypothetical example of how the HDV Death Benefit is calculated.

 Annuities with Joint Owners
 For Annuities with joint Owners, the Death Benefits are calculated as shown above except that the age of the older of the joint Owners is used to determine the Death Benefit Target Date. NOTE: If you and your spouse own your Annuity jointly, we will pay the Death Benefit to the Beneficiary. If the sole primary Beneficiary is the surviving spouse, then the surviving spouse can elect to assume ownership of your Annuity and continue the Annuity instead of receiving the Death Benefit.

 Annuities Owned by Entities
 For Annuities owned by an entity, the Death Benefits are calculated as shown above except that the age of the Annuitant is used to determine the Death Benefit Target Date. Payment of the Death Benefit is based on the death of the Annuitant.

 Can I Terminate the Optional Death Benefits? Do the Optional Death Benefits terminate under other circumstances?
 For the B Series and the X Series, the Combination 5% Roll-up and HAV Death Benefit and the HDV Death Benefit may not be terminated once elected. With respect to the L Series only, (i) if the HDV Death Benefit or Combination 5% Roll-up and HAV Death Benefit is elected on the Issue Date, then you may elect to terminate either benefit on the fifth Annuity anniversary and each Annuity anniversary thereafter (but not later than the tenth Annuity anniversary), but if you do terminate you will revert to the base death benefit, and you may not thereafter re-elect either optional benefit and (ii) if you did not elect any optional death benefit on the Issue Date, then you may elect the Combination 5% Roll-up and HAV Death Benefit on the fifth Annuity anniversary and each Annuity anniversary thereafter (but not later than the tenth Annuity anniversary), but you may not thereafter terminate that election. If your Annuity Anniversary, at the time of election of the Combination 5% Roll-Up and HAV Death Benefit rider, falls on a non-business day, your rider will be added to your Contract on the next Valuation Day. If this occurs, we will compare your "Periodic Value" to your "Account Value" (each as defined in the rider) on that Valuation Day. The optional Death Benefits will terminate automatically on the Annuity Date. Also, if you elected the Combination 5% Roll-up and HAV Death Benefit, and, in addition, are taking withdrawals under a lifetime guaranteed minimum withdrawal benefit, this optional Death Benefit will terminate if such withdrawals cause your Account Value to reduce to zero. We may also terminate any optional Death Benefit if necessary to comply with our interpretation of the Code and applicable regulations. For jointly owned Annuities, the optional death benefits are payable upon the first death of either Owner and therefore terminate and do not continue unless the Annuity is continued by a spouse Beneficiary (see "Spousal Beneficiary - Assumption of Annuity," below). Where an Annuity is structured so that it is owned by a grantor trust but the annuitant is not the grantor, then the Annuity is required to terminate upon the death of the grantor if the grantor pre-deceases the annuitant under Section 72(s) of the Code. Under this circumstance, the Surrender Value will be paid out to the beneficiary and it is not eligible for the death benefit provided under the Annuity.

 What are the Charges for the Optional Death Benefits?
 We deduct a charge equal to 0.50% per year of the average daily net assets of the Sub-accounts for the HDV Death Benefit. We deduct a charge of 0.80% for the Combination 5% Roll-Up and HAV Death Benefit issued on or after May 1, 2009, and a charge of 0.50% before May 1, 2009. We deduct the charge for each of these benefits to compensate Allstate Life for providing increased insurance protection under the optional Death Benefits. The additional annual charge is deducted daily against your Account Value allocated to the Sub-accounts.

 Please refer to the section entitled "Tax Considerations" for additional considerations in relation to the optional Death Benefit.

 PAYMENT OF DEATH BENEFITS

 Alternative Death Benefit Payment Options - Annuities owned by Individuals (not associated with Tax-Favored Plans)
 Except in the case of a spousal assumption as described below, upon your death, certain distributions must be made under the contract. The required distributions depend on whether you die before you start taking annuity payments under the contract or after you start taking annuity payments under the Annuity.

 If you die on or after the Annuity Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

 In the event of your death before the Annuity Date, the Death Benefit must be distributed:
   .   within five (5) years of the date of death (the "5 Year Deadline"); or
   . as a series of payments not extending beyond the life expectancy of the Beneficiary or over the life of the Beneficiary. Payments under this option must begin within one year of the date of death. If the Beneficiary does not begin installments by such time, then we require that the Beneficiary take the Death Benefit as a lump sum within the 5 Year Deadline.

 Unless you have made an election prior to Death Benefit proceeds becoming due, a Beneficiary can elect to receive the Death Benefit proceeds under the Beneficiary Continuation Option as described below in the section entitled "Beneficiary Continuation Option," as a series of required distributions. Upon our receipt of proof of death, we will send to the beneficiary materials that list these payment options.

 Alternative Death Benefit Payment Options - Annuities Held by Tax-Favored Plans The Code provides for alternative death benefit payment options when an Annuity is used as an IRA or other "qualified investment" that requires
 Minimum Distributions. Upon the Owner's death under an IRA or other "qualified investment", a Beneficiary may generally elect to continue the Annuity and receive required minimum distributions under the Annuity instead of receiving the death benefit in a single payment. The available payment options will depend on whether the Owner died on or before the date he or she was required to begin receiving required minimum distributions under the Code and whether the Beneficiary is the surviving spouse.

   . If you die after a designated beneficiary has been named, the death benefit must be distributed by December 31/st/ of the year including the five year anniversary of the date of death, or as periodic payments not extending beyond the life expectancy of the designated beneficiary (provided such payments begin by December 31/st/ of the year following the year of death). If the Beneficiary does not begin installments by such time, then we require that the Beneficiary take the Death Benefit as a lump sum within the 5 Year Deadline. However, if your surviving spouse is the beneficiary, the death benefit can be paid out over the life expectancy of your spouse with such payments beginning no later than December 31/st/ of the year following the year of death or December 31/st/ of the year in which you would have reached age 70 1/2, which ever is later. Additionally, if the contract is payable to (or for the benefit of) your surviving spouse as sole primary beneficiary, the contract may be continued with your spouse as the owner. Note that Worker, Retiree and Employer Recovery Act of 2008 suspended Required Minimum Distributions for 2009. If your beneficiary elects to receive full distribution by December 31/st/ of the year including the five year anniversary of the date of death, 2009 shall not be included in the five year requirement period. This effectively extends this period to December 31/st/ of the year including the six year anniversary date of death.
   . If you die before a designated beneficiary is named and before the date required minimum distributions must begin under the Code, the death benefit must be paid out by December 31/st/ of the year including the five year anniversary of the date of death. If the Beneficiary does not begin installments by such time, then we require that the Beneficiary take the Death Benefit as a lump sum within the 5 Year Deadline. For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31/st/ of the year following the year of death, such contract is deemed to have no designated beneficiary. For this distribution requirement also, 2009 shall not be included in the five year requirement period.
   . If you die before a designated beneficiary is named and after the date required minimum distributions must begin under the Code, the death benefit must be paid out at least as rapidly as under the method then in effect. For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31/st/ of the year following the year of death, such contract is deemed to have no designated beneficiary.

 A beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules.

 Until withdrawn, amounts in an IRA or other "qualified investment" continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the Minimum Distribution rules, are generally subject to tax. You may wish to consult a professional tax advisor for tax advice as to your particular situation.

 For a Roth IRA, if death occurs before the entire interest is distributed, the death benefit must be distributed under the same rules applied to IRAs where death occurs before the date Minimum Distributions must begin under the Code.

 The tax consequences to the beneficiary may vary among the different death benefit payment options. See the Tax Considerations section of this prospectus, and consult your tax advisor.

 Beneficiary Continuation Option
 Instead of receiving the death benefit in a single payment, or under an Annuity Option, a beneficiary may take the death benefit under an alternative death benefit payment option, as provided by the Code and described above under the sections entitled "Payment of Death Benefit to Beneficiary" and "Alternative Death Benefit Payment Options - Annuities Held by Tax-Favored Plans." This "Beneficiary Continuation Option" is described below and is only available for an IRA, Roth IRA, SEP IRA, or a non-qualified Annuity.

 Under the Beneficiary Continuation Option:
..   The beneficiary must apply at least $15,000. Thus the death benefit must be at least $15,000.
..   The Owner's Annuity contract will be continued in the Owner's name, for the benefit of the beneficiary.
..   The beneficiary will incur a Settlement Service Charge which is an annual charge assessed on a daily basis against the average assets allocated to the Sub-accounts. For non-qualified and qualified Annuities, the charge is 1.00% per year.
..   The beneficiary will incur an annual maintenance fee equal to the lesser of
    $30 or 2% of Account Value if the Account Value is less than $25,000 at the time the fee is assessed. The fee will not apply if it is assessed 30 days prior to a surrender request.
..   The initial Account Value will be equal to any death benefit (including any optional death benefit) that would have been payable to the beneficiary if they had taken a lump sum distribution.
..   The available Sub-accounts will be among those available to the Owner at the time of death; however certain Sub-Accounts may not be available.
..   The beneficiary may request transfers among Sub-accounts, subject to the same limitations and restrictions that applied to the Owner. Transfers in excess of 20 per year will incur a $10 transfer fee.
..   No Fixed Allocations or fixed interest rate options will be offered.
..   No additional Purchase Payments can be applied to the Annuity.
..   The basic death benefit and any optional benefits elected by the Owner will no longer apply to the beneficiary.
..   The beneficiary can request a withdrawal of all or a portion of the Account
    Value at any time without application of any applicable CDSC.
..   Upon the death of the beneficiary, any remaining Account Value will be paid in a lump sum to the person(s) named by the beneficiary, unless the beneficiary named a successor who may continue receiving payments.
..   If the Beneficiary elects to receive the death benefit proceeds under the
    Beneficiary Continuation Option, we must receive the election in Good Order at least 14 days prior to the first required distribution. If, for any reason, the election impedes our ability to complete the first distribution by the required date, we will be unable to accept the election.

 Currently all Investment Options corresponding to Portfolios of the Advanced Series Trust are available under the Beneficiary Continuation Option.

 Your Beneficiary will be provided with a prospectus and settlement option that will describe this option at the time he or she elects this option. We may pay compensation to the broker-dealer of record on the Annuity based on amounts held in Beneficiary Continuation Option. Please contact us for additional information on the availability, restrictions and limitations that will apply to a beneficiary under the Beneficiary Continuation Option.

 Spousal Beneficiary - Assumption of Annuity
 You may name your spouse as your Beneficiary. If you and your spouse own your Annuity jointly, we assume that the sole primary Beneficiary will be the surviving spouse unless you elect an alternative Beneficiary designation. Unless you elect an alternative Beneficiary designation, the spouse Beneficiary may elect to assume ownership of the Annuity instead of taking the Death Benefit payment. Any Death Benefit (including any optional Death Benefits) that would have been payable to the Beneficiary will become the new Account Value as of the date we receive due proof of death and any required proof of a spousal relationship. As of the date the assumption is effective, the surviving spouse will have all the rights and benefits that would be available under the Annuity to a new purchaser of the same attained age. For purposes of determining any future Death Benefit for the surviving spouse, the new Account Value will be considered as the initial Purchase Payment. No CDSC will apply to the new Account Value. However, any additional Purchase Payments applied after the date the assumption is effective will be subject to all provisions of the Annuity, including any CDSC that may apply to the additional Purchase Payments.

 A surviving spouse's ability to continue ownership of the Annuity may be impacted by the Defense of Marriage Act (see paragraph two under the "Tax Considerations" chapter). Please consult your tax or legal adviser for more information about such impact in your state.

 EXCEPTIONS TO AMOUNT OF DEATH BENEFIT
 There are certain exceptions to the amount of the Death Benefit.

 Submission of Due Proof of Death after One Year. If we receive Due Proof of Death more than one year after the date of death, we reserve the right to limit the Death Benefit to the Account Value on the date we receive Due Proof of Death (i.e., we would not pay the minimum Death Benefit or any Optional Death Benefit).

 Death Benefit Suspension Period. You should be aware that there is a Death Benefit suspension period (unless prohibited by applicable law). If the decedent was not the Owner or Annuitant as of the Issue Date, (or within 60 days thereafter) and did not become the Owner or Annuitant due to the prior Owner's or Annuitant's death, any Death Benefit (including any optional Death Benefit) that applies will be suspended for a two-year period as to that person from the date he or she first became Owner or Annuitant. While the two year suspension is in effect, the Death Benefit amount will equal the Account Value, less (if allowed by applicable state law) any Purchase Credits (for the X Series) granted during the period beginning 12 months prior to decedent's date of death and ending on the date we receive Due Proof of death. Thus, if you had elected an Optional Death Benefit, and the suspension were in effect, you would be paying the fee for the Optional Death Benefit even though during the suspension period your

 Death Benefit would have been limited to the Account Value. After the two year suspension period is completed, the Death Benefit is the same as if the suspension period had not been in force. See the section of the prospectus above generally with regard to changes of Owner and Annuitant that are allowable.

 Beneficiary Annuity. With respect to a Beneficiary Annuity, the Death Benefit is triggered by the death of the beneficial Owner (or the Key Life, if entity-owned). However, if the Annuity is held as a Beneficiary Annuity, the Owner is an entity, and the Key Life is already deceased, then no Death Benefit is payable upon the death of the beneficial Owner.

 WHEN DO YOU DETERMINE THE DEATH BENEFIT?

 We determine the amount of the Death Benefit as of the date we receive "due proof of death", any instructions we require to determine the method of payment and any other written representations we require to determine the proper payment of the Death Benefit. "Due proof of death" may include a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death or other satisfactory proof of death. Upon our receipt of "due proof of death" we automatically transfer the Death Benefit to the AST Money Market Sub-account until we further determine the universe of eligible Beneficiaries. Once the universe of eligible Beneficiaries has been determined each eligible Beneficiary may allocate his or her eligible share of the Death Benefit to an eligible annuity payment option. Each Beneficiary must make an election as to the method they wish to receive their portion of the Death Benefit. Absent an election of a Death Benefit payment method, no Death Benefit can be paid to the Beneficiary. We may require written acknowledgment of all named Beneficiaries before we can pay the Death Benefit. During the period from the date of death until we receive all required paper work, the amount of the Death Benefit is impacted by the Insurance Charge and may be subject to market fluctuations.

                            VALUING YOUR INVESTMENT

 HOW IS MY ACCOUNT VALUE DETERMINED?
 During the accumulation period, your Annuity has an Account Value. The Account Value is determined separately for each Sub-account allocation and for each Fixed Rate Option. The Account Value is the sum of the values of each Sub-account allocation and the value of each Fixed Rate Option. For Annuities with a TrueIncome - Highest Daily election, Account Value also includes the value of any allocation to the Benefit Fixed Rate Account. See the "Living Benefits - TrueIncome - Highest Daily" section for a description of the Benefit Fixed Rate Account. The Account Value does not reflect any CDSC that may apply to a withdrawal or surrender. With respect to the X Series, the Account Value includes any Purchase Credits we applied to your Purchase Payments which we are entitled to recover under certain circumstances.

 WHAT IS THE SURRENDER VALUE OF MY ANNUITY?
 The Surrender Value of your Annuity is the value available to you on any day during the accumulation period. The Surrender Value is defined under "Glossary of Terms" above.

 HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?
 When you allocate Account Value to a Sub-account, you are purchasing units of the Sub-account. Each Sub-account invests exclusively in shares of a Portfolio. The value of the Units fluctuates with the market fluctuations of the Portfolios. The value of the Units also reflects the daily accrual for the Insurance Charge, and if you elected one or more optional benefits whose annual charge is deducted daily, the additional charge made for such benefits. There may be several different Unit Prices for each Sub-account to reflect the Insurance Charge and the charges for any optional benefits. The Unit Price for the Units you purchase will be based on the total charges for the benefits that apply to your Annuity. See the section entitled "What Happens to My Units When There is a Change in Daily Asset-Based Charges?" for a detailed discussion of how Units are purchased and redeemed to reflect changes in the daily charges that apply to your Annuity.

 Each Valuation Day, we determine the price for a Unit of each Sub-account, called the "Unit Price." The Unit Price is used for determining the value of transactions involving Units of the Sub-accounts. We determine the number of Units involved in any transaction by dividing the dollar value of the transaction by the Unit Price of the Sub-account as of the Valuation Day.

 EXAMPLE
 Assume you allocate $5,000 to a Sub-account. On the Valuation Day you make the allocation, the Unit Price is $14.83. Your $5,000 buys 337.154 Units of the Sub-account. Assume that later, you wish to transfer $3,000 of your Account Value out of that Sub-account and into another Sub-account. On the Valuation Day you request the transfer, the Unit Price of the original Sub-account has increased to $16.79. To transfer $3,000, we sell 178.677 Units at the current Unit Price, leaving you 158.477 Units. We then buy $3,000 of Units of the new Sub-account at the Unit Price of $17.83. You would then have 168.255 Units of the new Sub-account.

 WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?
 Allstate Life is generally open to process financial transactions on those days that the New York Stock Exchange (NYSE) is open for trading. There may be circumstances where the NYSE does not open on a regularly scheduled date or time or closes at an earlier time than scheduled (normally 4:00 p.m. EST). Financial transactions requested before the close of the NYSE which meet our requirements will be processed according to the value next determined following the close of business. Financial transactions requested on a non-Valuation Day or after the close of the NYSE will be processed based on the value next computed on the next Valuation Day. There may be circumstances when the opening or closing time of the NYSE is different than other major stock exchanges, such as NASDAQ or the American Stock Exchange. Under such circumstances, the closing time of the NYSE will be used when valuing and processing transactions.

 There may be circumstances where the NYSE is open, but, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Account Value may fluctuate based on changes in the Unit Values, but you may not be able to transfer Account Value, or make a purchase or redemption request.

 The NYSE is closed on the following nationally recognized holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. On those dates, we will not process any financial transactions involving purchase or redemption orders.

 Allstate Life will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
..   trading on the NYSE is restricted;
..   an emergency as determined by the SEC, exists making redemption or valuation of securities held in the Separate Account impractical; or
..   the SEC, by order, permits the suspension or postponement for the protection of security holders.

 If, pursuant to SEC rules, the AST Money Market Portfolio suspends payment of redemption proceeds in connection with a liquidation of the Portfolio, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the AST Money Market Sub-account until the Portfolio is liquidated.

 Initial Purchase Payments: We are required to allocate your initial Purchase Payment to the Sub-accounts within two (2) Valuation Days after we receive all of our requirements at our office to issue an Annuity. If we do not have all the required information to allow us to issue your Annuity, we may retain the Purchase Payment while we try to reach you or your representative to obtain all of our requirements. If we are unable to obtain all of our required information within five (5) Valuation Days, we are required to return the Purchase Payment to you at that time, unless you specifically consent to our retaining the Purchase Payment while we gather the required information. Once we obtain the required information, we will invest the Purchase Payment (and any associated Purchase Credit with respect to the X Series) and issue an Annuity within two (2) Valuation Days. With respect to both your initial Purchase Payment and any subsequent Purchase Payment that is pending investment in our separate account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with interest on amounts held in that suspense account. Neither will the amounts be reduced nor increased due to market fluctuations during that period.

 Additional Purchase Payments: We will apply any additional Purchase Payments (and any associated Purchase Credit with respect to the X Series) on the Valuation Day that we receive the Purchase Payment at our office with satisfactory allocation instructions. We may limit, restrict, suspend or reject any additional purchase payments at any time, on a non-discriminatory basis. Please see "Living Benefits" for further information on additional purchase payments.


 Scheduled Transactions: Scheduled transactions include transfers under dollar cost averaging, the asset allocation program, auto-rebalancing, systematic withdrawals, systematic investments, required minimum distributions, substantially equal periodic payments under section 72(q) or 72(t) of the Code, and annuity payments. Scheduled transactions are processed and valued as of the date they are scheduled, unless the scheduled day is not a Valuation Day. In that case, the transaction will be processed and valued on the next Valuation Day, unless (with respect to required minimum distributions, substantially equal periodic payments under section 72(q) or 72(t) of the Code, systematic withdrawals and annuity payments only), the next Valuation Day falls in the subsequent calendar year, in which case the transaction will be processed and valued on the prior Valuation Day.

 In addition, if: you are taking your Annual Income Amount through our systematic withdrawal program; and the scheduled day is not a Valuation Day; and the next Valuation Day will occur in a new contract year, the transaction will be processed and valued on the prior Valuation Day.


 Unscheduled Transactions: "Unscheduled" transactions include any other non-scheduled transfers and requests for Partial Withdrawals or Free Withdrawals or Surrenders. With respect to certain written requests to withdraw Account Value, we may seek to verify the requesting Owner's signature. Specifically, we reserve the right to perform a signature verification for (a) any withdrawal exceeding a certain dollar amount and
 (b) a withdrawal exceeding a certain dollar amount if the payee is someone other than the Owner. In addition, we will not honor a withdrawal request in which the requested payee is the Financial Professional or agent of record. We reserve the right to request a signature guarantee with respect to a written withdrawal request. If we do perform a signature verification, we will pay the withdrawal proceeds within 7 days after the withdrawal request was received by us in good order, and will process the transaction in accordance with the discussion in "When Do You Process And Value Transactions?"

 Medically-related Surrenders & Death Benefits: Medically-related surrender requests and Death Benefit claims require our review and evaluation before processing. We price such transactions as of the date we receive at our Office all supporting documentation we require for such transactions and that are satisfactory to us.

 We are generally required by law to pay any surrender request or death benefit claims from the Separate Account within 7 days of our receipt of your request in good order.

 Termination of Optional Benefits: Except for the Guaranteed Minimum Income Benefit, the Combination 5% Roll-up and Highest Anniversary Value Death Benefit and the Highest Daily Value Death Benefit, which generally cannot be terminated by the owner once elected, if any optional benefit terminates, we will no longer deduct the charge we apply to purchase the optional benefit. Certain optional benefits may be added after you have purchased your Annuity. On the date a charge no longer applies or a charge for an optional benefit begins to be deducted, your Annuity will become subject to a different daily asset-based charge. This change may result in the number of Units attributed to your Annuity and the value of those Units being different than it was before the change; however, the adjustment in the number of Units and Unit Price will not affect your Account Value (although the change in charges that are deducted will affect your Account Value).

 Transactions in ProFunds VP Sub-accounts: Generally, purchase or redemption orders or transfer requests must be received by us by no later than the close of the NYSE to be processed on the current Valuation Day. However, any purchase order or transfer request involving the ProFunds VP Sub-accounts must be received by us no later than one hour prior to any announced closing of the applicable securities exchange (generally, 3:00 p.m. Eastern time) to be processed on the current Valuation Day. The "cut-off" time for such financial transactions involving a ProFunds VP Sub-account will be extended to 1/2 hour prior to any announced closing (generally, 3:30 p.m. Eastern time) for transactions submitted electronically through our internet website (www.accessallstate.com). You cannot request a transaction (other than a redemption order) involving the transfer of units in one of the ProFunds VP Sub-accounts between the applicable "cut-off" time and 4:00 p.m. Owners attempting to process a purchase order or transfer request between the applicable "cut-off" time and 4:00 p.m., are informed that their transactions cannot be processed as requested. We will not process the trade until we receive further instructions from you. However, Owners receiving the "cut-off" message may process a purchase order or transfer request up until 4:00 p.m. on that same day with respect to any other available investment option under their Annuity, other than ProFunds. Transactions received after 4:00 p.m. will be treated as received by us on the next Valuation Day.

                              TAX CONSIDERATIONS

 The tax considerations associated with an Annuity vary depending on whether the contract is (i) owned by an individual or non-natural person, and not associated with a tax-favored retirement plan, or (ii) held under a tax-favored retirement plan. We discuss the tax considerations for these categories of contracts below. The discussion is general in nature and describes only federal income tax law (not state or other tax laws). It is based on current law and interpretations, which may change. The information provided is not intended as tax advice. You should consult with a qualified tax advisor for complete information and advice. References to purchase payments below relate to your cost basis in your contract. Generally, your cost basis in a contract not associated with a tax-favored retirement plan is the amount you pay into your contract, or into annuities exchanged for your contract, on an after-tax basis less any withdrawals of such payments. Cost basis for a tax-favored retirement plan is provided only in limited circumstances, such as for contributions to a Roth IRA or nondeductible IRA.


 Prior to a recent Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act ("DOMA"), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down
 Section 3 of DOMA as unconstitutional, thereby recognizing for federal law purposes a valid same sex marriage. The Windsor decision means that the favorable tax benefits afforded by the federal tax law to an opposite sex spouse under the Internal Revenue Code (IRC) are now available to a same sex spouse.

 On August 29, 2013, the Internal Revenue Service ("IRS") issued guidance on its position regarding same sex marriages for federal tax purposes. If a couple is married in a jurisdiction (including a foreign country) that recognizes same sex marriages, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. However, the IRS did not recognize civil unions and registered domestic partnerships as marriages for federal tax purposes. Currently, if a state does not recognize a civil union or a registered domestic partnership as a marriage, it is not a marriage for federal tax purposes.

 There are several unanswered questions regarding the scope and impact of the Windsor case both as to the application of federal and state tax law. Absent further guidance from a state to the contrary, we will tax report and withhold at the state level consistent with the characterization of a given transaction under federal tax law (for example, a tax free rollover).

 Please consult with your tax or legal advisor before electing the Spousal Benefit for a same sex spouse or civil union partner.


 The discussion below generally assumes that the Annuity Contract is issued to the Contract Owner. For Annuity Contracts issued under the Beneficiary Continuation Option refer to the Taxes Payable by Beneficiaries for Nonqualified Annuity Contracts and Required Distributions Upon Your Death for Qualified Annuity Contracts in this Tax Considerations section.

 NONQUALIFIED ANNUITY CONTRACTS
 In general, as used in this prospectus, a Nonqualified Annuity is owned by an individual or non-natural person and is not associated with a tax-favored retirement plan.

 Taxes Payable by You We believe the Annuity is an annuity contract for tax purposes. Accordingly, as a general rule, you should not pay any tax until you receive money under the contract. Generally, annuity contracts issued by the same company (and affiliates) to you during the same calendar year must be treated as one annuity contract for purposes of determining the amount subject to tax under the rules described below. Charges for investment advisory fees that are taken from the contract are treated as a partial withdrawal from the contract and will be reported as such to the contract owner.

 It is possible that the Internal Revenue Service (IRS) could assert that some or all of the charges for the optional benefits under the contract should be treated for federal income tax purposes as a partial withdrawal from the contract. If this were the case, the charge for this benefit could be deemed a withdrawal and treated as taxable to the extent there are earnings in the contract. Additionally, for owners under age 59 1/2, the taxable income attributable to the charge for the benefit could be subject to a tax penalty. If the IRS determines that the charges for one or more benefits under the contract are taxable withdrawals, then the sole or surviving owner will be provided with a notice from us describing available alternatives regarding these benefits.

 You must commence annuity payments or surrender your Contract no later than the first day of the calendar month next following the maximum Annuity date for your Contract. For some of our contracts, you are able to choose to defer the Annuity Date beyond the default Annuity date described in your Contract. However, the IRS may not then consider your contract to be an annuity under the tax law.

 Taxes on Withdrawals and Surrender If you make a withdrawal from your contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as return of purchase payments, until all gain has been withdrawn. Once all gain has been withdrawn, payments will be treated as a nontaxable return of purchase payments. You will generally be taxed on any withdrawals from the contract while you are alive even if the withdrawal is paid to someone else. Withdrawals under any of the optional living benefits or as a systematic payment are taxed under these rules. If you assign or pledge all or part of your contract as collateral for a loan, the part assigned generally will be treated as a withdrawal and subject to income tax to the extent of gain. If you transfer your contract for less than full consideration, such as by gift, you will also trigger tax on any gain in the contract. This rule does not apply if you transfer the contract to your spouse or under most circumstances if you transfer the contract incident to divorce.

 If you choose to receive payments under an interest payment option, or a beneficiary chooses to receive a death benefit under an interest payment option, that election will be treated, for tax purposes, as surrendering your Annuity and will immediately subject any gain in the contract to income tax.

 Taxes on Annuity Payments A portion of each annuity payment you receive will be treated as a partial return of your purchase payments and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your purchase payments (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the contract. After the full amount of your purchase payments have been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of your purchase payments have been recovered, a tax deduction may be allowed for the unrecovered amount.

 If your Account Value is reduced to zero but the Annuity remains in force due to a benefit provision, further distributions from the Annuity will be reported as annuity payments, using an exclusion ratio based upon the undistributed purchase payments in the Annuity and the total value of the anticipated future payments until such time as all Purchase Payments have been recovered.

 Please refer to your Annuity for the maximum Annuity Date also described above.

 Partial Annuitization
 Effective January 1, 2011, an individual may partially annuitize their non-qualified annuity if the contract so permits. The Small Business Jobs Act of 2010 included a provision which allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under IRC section 72. We do not currently permit partial annuitization.

 Medicare Tax on Net Investment Income. The Patient Protection and Affordable Care Act, also known as the 2010 Health Care Act, included a new Medicare tax on investment income. This new tax, which is effective in 2013, assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of "modified adjusted gross income" over a threshold amount. The "threshold amount" is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,000 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.

 Tax Penalty for Early Withdrawal from a Nonqualified Annuity Contract
 You may owe a 10% tax penalty on the taxable part of distributions received from your Nonqualified Annuity contract before you attain age 59 1/2. Amounts are not subject to this tax penalty if:
..   the amount is paid on or after you reach age 59 1/2 or die;
..   the amount received is attributable to your being disabled;
..   generally the amount paid or received is in the form of substantially equal payments (as defined by the Code) not less frequently than annually and computed over the life or life expectancy of the taxpayer or the joint lives or joint life expectancies of the taxpayer and the designated beneficiary (please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years and modification of payments during that time period will result in retroactive application of the 10% tax penalty); or
..   the amount received is paid under an immediate annuity contract (in which annuity payments begin within one year of purchase).

 Other exceptions to this tax may apply. You should consult your tax advisor for further details.

 Special Rules in Relation to Tax-free Exchanges Under Section 1035 Section 1035 of the Internal Revenue Code of 1986, as amended (Code), permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity. Partial exchanges of an Annuity may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore avoiding current taxation of the partially exchanged amount as well as the 10% tax penalty on pre-age 59 1/2 withdrawals. In Revenue Procedure 2011-38, the IRS has indicated that, for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer. We strongly urge you to discuss any transaction of this type with your tax advisor before proceeding with the transaction.

 If an Annuity is purchased through a tax-free exchange of a life insurance, annuity or endowment contract that was purchased prior to August 14, 1982, then any purchase payments made to the original contract prior to August 14, 1982 will be treated as made to the new contract prior to that date. Generally, such pre-August 14, 1982 withdrawals are treated as a recovery of your investment in the contract first until purchase payments made before August 14, 1982 are withdrawn. Moreover, any income allocable to purchase payments made before August 14, 1982, is not subject to the 10% tax penalty.

 Taxes Payable by Beneficiaries
 The Death Benefit options are subject to income tax to the extent the distribution exceeds the cost basis in the contract. The value of the Death Benefit, as determined under federal law, is also included in the owner's estate for federal estate tax purposes. Generally, the same tax rules described above would also apply to amounts received by your beneficiary. Choosing an option other than a lump sum Death Benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below in the Annuity Qualification section. Tax consequences to the beneficiary vary depending upon the Death Benefit payment option selected. Generally, for payment of the Death Benefit
..   As a lump sum payment: the beneficiary is taxed in the year of payment on gain in the contract.
..   Within 5 years of death of owner: the beneficiary is taxed as amounts are withdrawn (in this case gain is treated as being distributed first).
..   Under an annuity or annuity settlement option with distribution beginning within one year of the date of death of the owner: the beneficiary is taxed on each payment (part will be treated as gain and part as return of purchase payments).

 Considerations for Contingent Annuitants: The designation of a Contingent Annuitant is generally not permitted on an Annuity held by an entity. Under the Code, if the annuitant is changed on a non-qualified Annuity held by an entity, that change is treated as the death of the Annuitant and triggers the requirement for distribution of death benefits.

 Reporting and Withholding on Distributions Taxable amounts distributed from an Annuity are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution. In the case of an annuity or similar periodic payment, we will withhold as if you are a married individual with three (3) exemptions unless you designate a different withholding status. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In the case of all other distributions, we will withhold at a 10% rate. You may generally elect not to have tax withheld from your payments. An election out of withholding must be made on forms that we provide.

 State income tax withholding rules vary and we will withhold based on the rules of your State of residence. Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. Please refer to the discussion below regarding withholding rules for a Qualified Annuity.

 Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax advisor regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.

 Entity Owners
 Where a contract is held by a non-natural person (e.g. a corporation), other than as an agent or nominee for a natural person (or in other limited circumstances), the contract will not be taxed as an annuity and increases in the value of the contract over its cost basis will be subject to tax annually.

 Where a contract is issued to a trust, and such trust is characterized as a grantor trust under the Internal Revenue Code, such contract shall not be considered to be held by a non-natural person and will generally be subject to the tax reporting and withholding requirements for a Nonqualified Annuity.

 Annuity Qualification
 Diversification And Investor Control. In order to qualify for the tax rules applicable to annuity contracts described above, the assets underlying the Sub-accounts of an Annuity must be diversified, according to certain rules under the Internal Revenue Code. Each portfolio is required to diversify its investments each quarter so that no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment and obligations of each U.S. Government agency and instrumentality (such as the Government National Mortgage Association) are treated as issued by separate issuers. In addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the United States or an instrumentality of the U.S. will be treated as a security issued by the U.S. Government or its instrumentality, where applicable. We believe the portfolios underlying the variable investment options of the Annuity meet these diversification requirements.

 An additional requirement for qualification for the tax treatment described above is that we, and not you as the contract owner, must have sufficient control over the underlying assets to be treated as the owner of the underlying assets for tax purposes. While we also believe these investor control rules will be met, the Treasury Department may promulgate guidelines under which a variable annuity will not be treated as an annuity for tax purposes if persons with ownership rights have excessive control over the investments underlying such variable annuity. It is unclear whether such guidelines, if in fact promulgated, would have retroactive effect. It is also unclear what effect, if any, such guidelines might have on transfers between the investment options offered pursuant to this Prospectus. We reserve the right to take any action, including modifications to your Annuity or the investment options, required to comply with such guidelines if promulgated. Any such changes will apply uniformly to affected owners and will be made with such notice to affected owners as is feasible under the circumstances.

 Required Distributions Upon Your Death for Nonqualified Annuity Contracts. Upon your death, certain distributions must be made under the contract. The required distributions depend on whether you die before you start taking annuity payments under the contract or after you start taking annuity payments under the contract. If you die on or after the Annuity Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before the Annuity Date, the entire interest in the contract must be distributed within 5 years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death). Your designated beneficiary is the person to whom benefit rights under the contract pass by reason of death, and must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Additionally, if the Annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the owner. For Nonqualified annuity contracts owned by a non-natural person, the required distribution rules apply upon the death of the annuitant. This means that for a contract held by a non-natural person (such as a trust) for which there is named a co-annuitant, then such required distributions will be triggered by the death of the first co-annuitant to die.

 Changes In Your Annuity. We reserve the right to make any changes we deem necessary to assure that your Annuity qualifies as an annuity contract for tax purposes. Any such changes will apply to all contract owners and you will be given notice to the extent feasible under the circumstances.

 Qualified Annuity Contracts
 In general, as used in this prospectus, a Qualified Annuity is an Annuity contract with applicable endorsements for a tax-favored plan or a Nonqualified Annuity contract held by a tax-favored retirement plan.

 The following is a general discussion of the tax considerations for Qualified Annuity contracts. This Annuity is not available for all types of the tax-favored retirement plans discussed below. It is currently available only for IRAs and Roth IRAs, This discussion assumes that you have satisfied the eligibility requirements for any tax-favored retirement plan. Please consult your Financial Professional prior to purchase to confirm if this contract is available for a particular type of tax-favored retirement plan or whether we will accept the type of contribution you intend for this contract.

 A Qualified annuity may typically be purchased for use in connection with:
..   Individual retirement accounts and annuities (IRAs), which are subject to
    Sections 408(a) and 408(b) of the Code;
..   Roth IRAs, under Section 408A of the Code;
..   A corporate Pension or Profit-sharing plan (subject to Section 401(a) of the Code);
..   H.R. 10 plans (also known as Keogh Plans, subject to Section 401(a) of the
    Code);
..   Tax Sheltered Annuities (subject to Section 403(b) of the Code, also known as Tax Deferred Annuities or TDAs);
..   Section 457 plans (subject to Section 457 of the Code).

 A Nonqualified annuity may also be purchased by a custodial IRA or Roth IRA account, which can hold other permissible assets. The terms and administration of the custodial account in accordance with the laws and regulations for, IRAs or Roth IRAs, as applicable, are the responsibility of the applicable trustee or custodian.

 You should be aware that tax favored plans such as IRAs generally provide income tax deferral regardless of whether they invest in annuity contracts. This means that when a tax favored plan invests in an annuity contract, it generally does not result in any additional tax benefits (such as income tax deferral and income tax free transfers).

 Types of Tax-favored Plans
 IRAs. If you buy an Annuity for use as an IRA, we will provide you a copy of the prospectus and contract. The "IRA Disclosure Statement" and "Roth IRA Disclosure Statement" which accompany the prospectus contain information about eligibility, contribution limits, tax particulars, and other IRA information. In addition to this information (some of which is summarized below), the IRS requires that you have a "free look" after making an initial contribution to the contract. During this time, you can cancel the Annuity by notifying us in writing, and we will refund all of the purchase payments under the Annuity (or, if provided by applicable state law, the amount credited under the Annuity, if greater), less any applicable federal and state income tax withholding.

 Contributions Limits/Rollovers. Subject to the minimum purchase payment requirements of an Annuity, you may purchase an Annuity for an IRA in connection with a "rollover" of amounts from a qualified retirement plan, as a transfer from another IRA, by making a contribution consisting of your IRA contributions and catch-up contributions, if applicable, attributable to the prior year during the period from January 1 to April 15 (or the applicable due date of your federal income tax return, without extension), or as a current year contribution. In 2014 the contribution limit is $5,500. The contribution amount is indexed for inflation. The tax law also provides for a catch-up provision for individuals who are age 50 and above, allowing these individuals an additional $1,000 contribution each year. The catch-up amount is not indexed for inflation.


 The "rollover" rules under the Code are fairly technical; however, an individual (or his or her surviving spouse) may generally "roll over" certain distributions from tax favored retirement plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. Once you buy an Annuity, you can make regular IRA contributions under the Annuity (to the extent permitted by law). However, if you make such regular IRA contributions, you should note that you will not be able to treat the contract as a "conduit IRA," which means that you will not retain possible favorable tax treatment if you subsequently "roll over" the contract funds originally derived from a qualified retirement plan or TDA into another Section 401(a) plan or TDA. In some circumstances, non-spouse beneficiaries may roll over to an IRA amounts due from qualified plans,
 Section 403(b) plans, and governmental Section 457(b) plans. However, the rollover rules applicable to non-spouse beneficiaries under the Code are more restrictive than the rollover rules applicable to owner/participants and spouse beneficiaries. Generally, non-spouse beneficiaries may roll over distributions from tax favored retirement plans only as a direct rollover, and if permitted by the plan. Under the Worker, Retiree and Employer Recovery Act of 2008, employer retirement plans are required to permit non-spouse beneficiaries to roll over funds to an inherited IRA for plan years beginning after December 31, 2009. This Annuity is not available to be used to accept rollovers from non-spouse beneficiaries.

 Required Provisions. Contracts that are IRAs (or endorsements that are part of the contract) must contain certain provisions:
..   You, as owner of the contract, must be the "annuitant" under the contract
    (except in certain cases involving the division of property under a decree of divorce);
..   Your rights as owner are non-forfeitable;
..   You cannot sell, assign or pledge the contract;
..   The annual contribution you pay cannot be greater than the maximum amount allowed by law, including catch-up contributions if applicable (which does not include any rollover amounts);
..   The date on which required minimum distributions must begin cannot be later than April 1st of the calendar year after the calendar year you turn age
    70 1/2; and
..   Death and annuity payments must meet "required minimum distribution" rules described below.

 Usually, the full amount of any distribution from an IRA (including a distribution from this contract) which is not a rollover is taxable. As taxable income, these distributions are subject to the general tax withholding rules described earlier regarding a Nonqualified Annuity. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:
..   A 10% early withdrawal penalty described below;
..   Liability for "prohibited transactions" if you, for example, borrow against the value of an IRA; or
..   Failure to take a required minimum distribution, also described below.

 SEPs. SEPs are a variation on a standard IRA, and contracts issued to a SEP must satisfy the same general requirements described under IRAs (above). There are, however, some differences:

..   If you participate in a SEP, you generally do not include in income any employer contributions made to the SEP on your behalf up to the lesser of
    (a) $52,000 in 2014 or (b) 25% of your taxable compensation paid by the contributing employer (not including the employer's SEP contribution as compensation for these purposes). However, for these purposes, compensation in excess of certain limits established by the IRS will not be considered. In 2014, this limit is $260,000 ($255,000 for 2013);

..   SEPs must satisfy certain participation and nondiscrimination requirements not generally applicable to IRAs; and

..   SEPs that contain a salary reduction or "SARSEP" provision prior to 1997 may permit salary deferrals up to $17,500 in 2014 with the employer making these contributions to the SEP. However, no new "salary reduction" or "SARSEPs" can be established after 1996. Individuals participating in a SARSEP who are age 50 or above by the end of the year will be permitted to contribute an additional $5,500 in 2014. These amounts are indexed for inflation. Not all Annuities issued by us are available for SARSEPs. You will also be provided the same information, and have the same "free look" period, as you would have if you purchased the contract for a standard IRA.


 ROTH IRAs. The "Roth IRA Disclosure Statement" contains information about eligibility, contribution limits, tax particulars and other Roth IRA information. Like standard IRAs, income within a Roth IRA accumulates tax-free, and contributions are subject to specific limits. Roth IRAs have, however, the following differences:
..   Contributions to a Roth IRA cannot be deducted from your gross income;
..   "Qualified distributions" from a Roth IRA are excludable from gross income.
    A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2; (b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five tax years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer, or conversion was made from a traditional IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings and earnings will be taxed generally in the same manner as distributions from a traditional IRA.
..   If eligible (including meeting income limitations and earnings requirements), you may make contributions to a Roth IRA after attaining age 70 1/2, and distributions are not required to begin upon attaining such age or at any time thereafter.

 Subject to the minimum purchase payment requirements of an Annuity, if you meet certain income limitations you may purchase an Annuity for a Roth IRA in connection with a "rollover" of amounts of another traditional IRA, conduit IRA, SEP, SIMPLE-IRA or Roth IRA, by making a contribution consisting of your Roth IRA contributions and catch-up contributions, if applicable, attributable to the prior year during the period from January 1 to April 15 (or the applicable due date of your federal income tax return, without extension), or with a current contribution. The Code permits persons who receive certain qualifying distributions from such non-Roth IRAs, to directly rollover or make, within 60 days, a "rollover" of all or any part of the amount of such distribution to a Roth IRA which they establish. Beginning January 2008, an individual receiving an eligible rollover distribution from an employer sponsored retirement plan under sections 401(a) or 403(b) of the Code can directly roll over contributions to a Roth IRA. This conversion triggers current taxation (but is not subject to a 10% early distribution penalty). Once an Annuity has been purchased, regular Roth IRA contributions will be accepted to the extent permitted by law. In addition, an individual receiving an eligible rollover distribution from a designated Roth account under an employer plan may roll over the distribution to a Roth IRA even if the individual is not eligible to make regular contributions to a Roth IRA. Until 2010, participants with an adjusted gross income greater than $100,000 or who filed their income tax returns as married filing separately were not permitted to roll over funds from an employer plan, other than a Roth 401(k) or Roth 403(b) distribution, to a Roth IRA.

 Non-spouse beneficiaries receiving a distribution from an employer sponsored retirement plan under sections 401(a) or 403(b) of the Code can also directly roll over contributions to a Roth IRA. However, it is our understanding of the Code that non-spouse beneficiaries cannot "rollover" benefits from a traditional IRA to a Roth IRA.

 Required Minimum Distributions and Payment Options If you hold the contract under an IRA (or other tax-favored plan), required minimum distribution rules must be satisfied. This means that generally payments must start by April 1 of the year after the year you reach age 70 1/2 and must be made for each year thereafter. Roth IRAs are not subject to these rules during the Owner's lifetime. The amount of the payment must at least equal the minimum required under the IRS rules. Several choices are available for calculating the minimum amount. More information on the mechanics of this calculation is available on request. Please contact us at a reasonable time before the IRS deadline so that a timely distribution is made. Please note that there is a 50% tax penalty on the amount of any required minimum distribution not made in a timely manner.

 Required minimum distributions are calculated based on the sum of the Account Value and the actuarial value of any additional living and death benefits from optional riders that you have purchased under the contract. As a result, the required minimum distributions may be larger than if the calculation were based on the Account Value only, which may in turn result in an earlier (but not before the required beginning date) distribution of amounts under the Annuity and an increased amount of taxable income distributed to the Annuity owner, and a reduction of payments under the living and death benefit optional riders.

 You can use the Minimum Distribution option to satisfy the required minimum distribution rules for an Annuity without either beginning annuity payments or surrendering the Annuity. We will distribute to you the required minimum distribution amount, less any other partial withdrawals that you made during the year. Such amount will be based on the value of the contract as of December 31 of the prior year, but is determined without regard to other contracts you may own.

 Although the IRS rules determine the required amount to be distributed from your IRA each year, certain payment alternatives are still available to you. If you own more than one IRA, you can choose to satisfy your minimum distribution requirement for each of your IRAs by withdrawing that amount from any of your IRAs. If you inherit more than one IRA or more than one Roth IRA from the same owner, similar rules apply.

 Required Distributions Upon Your Death for Qualified Annuity Contracts
 Upon your death under an IRA or Roth IRA, the designated beneficiary may generally elect to continue the contract and receive required minimum distributions under the contract instead of receiving the death benefit in a single payment. The available payment options will depend on whether you die before the date required minimum distributions under the Code were to begin, whether you have named a designated beneficiary and whether that beneficiary is your surviving spouse.

..   If you die after a designated beneficiary has been named, the death benefit must be distributed by December 31/st/ of the year including the five year anniversary of the date of death, or as periodic payments not extending beyond the life or life expectancy of the designated beneficiary (as long as payments begin by December 31/st/ of the year following the year of death). However, if your surviving spouse is the beneficiary, the death benefit can be paid out over the life or life expectancy of your spouse with such payments beginning no later than December 31/st/ of the year following the year of death or December 31/st/ of the year in which you would have reached age 70 1/2, which ever is later. Additionally, if the contract is payable to (or for the benefit of) your surviving spouse, the contract may be continued with your spouse as the owner. Note that the Worker, Retiree and Employer Recovery Act of 2008 suspended Required Minimum Distributions for 2009. If your beneficiary elects to receive full distribution by December 31 of the year including the five year anniversary of the date of death, 2009 shall not be included in the five year requirement period. This effectively extends this period to December 31/st/ of the six year anniversary of the date of death.
..   If you die before a designated beneficiary is named and before the date required minimum distributions must begin under the Code, the death benefit must be paid out by December 31/st/ of the year including the five year anniversary of the date of death. For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31/st/ of the year following the year of death, such contract is deemed to have no designated beneficiary. A designated beneficiary may elect to apply the rules for no designated beneficiary if those would provide a smaller payment requirement. For this distribution requirement also, 2009 shall not be included in the five year requirement period.
..   If you die before a designated beneficiary is named and after the date required minimum distributions must begin under the Code, the death benefit must be paid out at least as rapidly as under the method then in effect.
    For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31st of the year following the year of death, such contract is deemed to have no designated beneficiary. A designated beneficiary may elect to apply the rules for no designated beneficiary if those would provide a smaller payment requirement.

 A beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules.

 Until withdrawn, amounts in a Qualified Annuity contract continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the required minimum distribution rules, are subject to tax. You may wish to consult a professional tax advisor for tax advice as to your particular situation.

 For a Roth IRA, if death occurs before the entire interest is distributed, the death benefit must be distributed under the same rules applied to IRAs where death occurs before the date required minimum distributions must begin under the Code.

 Tax Penalty for Early Withdrawals from Qualified Annuity Contracts
 You may owe a 10% tax penalty on the taxable part of distributions received from an IRA, SEP, Roth IRA, TDA or qualified retirement plan before you attain age 59 1/2. Amounts are not subject to this tax penalty if:
..   the amount is paid on or after you reach age 59 1/2 or die;
..   the amount received is attributable to your being disabled; or
..   generally the amount paid or received is in the form of substantially equal payments (as defined in the Code) not less frequently than annually and computed over your life or life expectancy or over the joint lives or joint life expectancies of you and your designated beneficiary. (Please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years. Modification of payments or additional contributions to the Annuity during that time period will result in retroactive application of the 10% tax penalty.)

 Other exceptions to this tax may apply. You should consult your tax advisor for further details.

 Withholding
 For all distributions, unless you elect otherwise, we will withhold federal income tax from the taxable portion of such distribution at an appropriate percentage. The rate of withholding on annuity payments is determined on the basis of the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:
..   For any annuity payments, you will have taxes withheld by us as if you are a married individual, with 3 exemptions. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default; and
..   For all other distributions, we will withhold at a 10% rate.

 We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with your tax advisor to find out more information on your potential liability if you fail to pay such taxes. There may be additional state income tax withholding requirements.

 Charitable IRA Distributions

 Prior law provided a charitable giving incentive permitting tax-free IRA distributions for charitable purposes. As of the beginning of 2014, this provision has expired and has not been extended. It is possible that Congress will extend this provision retroactively to include some or all of 2014.

 For distributions in tax years beginning after 2005 and before 2014, these rules provided an exclusion from gross income, up to $100,000 for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deductions, if any, for charitable contributions.

 The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Per IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.


 Gifts and Generation-skipping Transfers
 If you transfer your Annuity to another person for less than adequate consideration, there may be gift tax consequences in addition to income tax consequences. Also, if you transfer your contract to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37 1/2 years younger than you, there may be generation-skipping transfer tax consequences.

 Additional Information
 For additional information about federal tax law requirements applicable to IRAs and Roth IRAs, see the IRA Disclosure Statement or Roth IRA Disclosure Statement, as applicable.

                              GENERAL INFORMATION

 HOW WILL I RECEIVE STATEMENTS AND REPORTS?
 We send any statements and reports required by applicable law or regulation to you at your last known address of record. You should therefore give us prompt notice of any address change. We reserve the right, to the extent permitted by law and subject to your prior consent, to provide any prospectus, prospectus supplements, confirmations, statements and reports required by applicable law or regulation to you through our Internet Website at www.accessallstate.com or any other electronic means, including diskettes or CD ROMs. We generally send a confirmation statement to you each time a financial transaction is made affecting Account Value, such as making additional Purchase Payments, transfers, exchanges or withdrawals. We also send quarterly statements detailing the activity affecting your Annuity during the calendar quarter, if there have been transactions during the quarter. We may confirm regularly scheduled transactions, such as the Annual Maintenance Fee, Systematic Withdrawals (including 72(q) and 72(t) payments and required minimum distributions), electronic funds transfer, Dollar Cost Averaging, and static rebalancing, in quarterly statements instead of confirming them immediately. You should review the information in these statements carefully. You may request additional reports or copies of reports previously sent. We reserve the right to charge up to $50 for each such additional or previously sent report. We will also send an annual report and a semi-annual report containing applicable financial statements for the Separate Account and the Portfolios, as of December 31 and June 30, respectively, to Owners or, with your prior consent, make such documents available electronically through our Internet Website or other electronic means.

 WHAT IS ALLSTATE LIFE?
 Allstate Life is the issuer of the Annuities. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation. Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the State of New York. We intend to offer the Annuities in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

 On June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, pursuant to a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Allstate Life and PICA also entered into an administrative services agreement pursuant to which PICA or an affiliate will administer the Separate Account and the Annuities after a transition period that may last up to two years. The benefits and provisions of the Annuities will not be changed by these transactions and agreements. None of the transactions or agreements will change the fact that we are primarily liable to you under your Annuity.


 Pursuant to the delivery obligations under Section 5 of the Securities Act of 1933 and Rule 159 thereunder, Allstate Life Insurance Company delivers this prospectus to current contract owners that reside outside of the United States.

 In order to administer your annuity, certain discrete functions are performed by companies that are not affiliated with us. These companies may be considered "service providers" as defined under the Investment Company Act of 1940. These service providers may change over time, and as of December 31, 2013, consisted of the following: Alliance-One Services Inc. (administration of variable life policies) located at 55 Hartland Street, East Hartford CT 06108, Broadridge Investor Communication Solutions, Inc. (proxy services and regulatory mailings), 51 Mercedes Way, Edgewood, NY 11717, Depository Trust & Clearing Corporation (clearing and settlement services), 55 Water Street, 26/th/ Floor, New York, NY 10041, Diversified Information Technologies Inc. (records management and administration of annuity contracts), 123 Wyoming Avenue, Scranton, PA 18503, ExlService Holdings, Inc., (administration of annuity contracts), 350 Park Avenue, 10/th/ Floor, New York, NY 10022, National Financial Services (clearing and settlement services) 82 Devonshire Street Boston, MA 02109, NEPS, LLC (composition, printing, and mailing of contracts and benefit documents), 12 Manor Parkway, Salem, NJ 03079, Pershing LLC (order-entry systems provider), One Pershing Plaza, Jersey City, NJ 07399.


 WHAT IS THE SEPARATE ACCOUNT?
 Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. We have registered the Separate Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Separate Account or Allstate Life. We own the assets of the Separate Account. The Separate Account is a segregated asset account under Illinois law. That means we account for the Separate Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Separate Account that are in excess of the reserves and other Annuity liabilities with respect to the Separate Account are subject to liabilities relating to our other operations. Our obligations arising under the Annuities are general corporate obligations of Allstate Life. The Separate Account consists of multiple Sub-accounts, each of which invests in a corresponding Portfolio. We may add new Sub-accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Separate Account, its Sub-accounts or the Portfolios. We may use the Separate Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Separate Account.

 In addition to the rights that we specifically reserve elsewhere in this prospectus, we reserve the right to perform any or all of the following:
   . offer new Sub-accounts, eliminate Sub-Accounts, substitute Sub-accounts or combine Sub-accounts;
   . close Sub-accounts to additional Purchase Payments on existing Annuities or close Sub-accounts for Annuities purchased on or after specified dates;
   .   combine the Separate Account with other "unitized" separate accounts;
   .   deregister the Separate Account under the Investment Company Act of 1940;
   . manage the Separate Account as a management investment company under the Investment Company Act of 1940 or in any other form permitted by law;
   . make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission's interpretation thereof;
   . establish a provision in the Annuity for federal income taxes if we determine, in our sole discretion, that we will incur a tax as the result of the operation of the Separate Account; and
   . to the extent dictated by any underlying portfolio, impose a redemption fee or restrict transfers within any Sub-account.

 We will first notify you and receive any necessary SEC and/or state approval before making such a change. If an underlying mutual fund is liquidated, we will ask you to reallocate any amount in the liquidated fund. If you do not reallocate these amounts, we will reallocate such amounts only in accordance with SEC pronouncements and only after obtaining an order from the SEC, if required. If investment in the Portfolios or a particular Portfolio is no longer possible, in our discretion becomes inappropriate for purposes the Annuity, or for any other rationale in our sole judgment, we may substitute another portfolio or investment portfolios without your consent. The substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any required approval of the SEC and any applicable state insurance departments. In addition, we may close Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion. We do not control the underlying mutual funds, so we cannot guarantee that any of those funds will always be available.

 If you are enrolled in a Dollar Cost Averaging, Asset Rebalancing, or comparable programs while an underlying fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us, your Account Value invested in such underlying fund will be transferred automatically to the designated surviving fund in the case of mergers, the replacement fund in the case of substitutions, and an available Money Market Fund in the case of fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving fund, the replacement fund or a Money Market Fund for any continued and future investments.

 WHAT IS THE LEGAL STRUCTURE OF THE PORTFOLIOS?
 Each Portfolio is registered as an open-end management investment company under the Investment Company Act. Shares of the Portfolios are sold to separate accounts of life insurance companies offering variable annuity and variable life insurance products. The shares may also be sold directly to qualified pension and retirement plans.

 VOTING RIGHTS
 We are the legal owner of the shares of the underlying mutual funds in which the Sub-accounts invest. However, under SEC rules, you have voting rights in relation to Account Value maintained in the Sub-accounts. If a Portfolio requests a vote of shareholders, we will vote our shares based on instructions received from Owners with Account Value allocated to that Sub-account. Owners have the right to vote an amount equal to the number of shares attributable to their contracts. If we do not receive voting instructions in relation to certain shares, we will vote those shares in the same manner and proportion as the shares for which we have received instructions. This voting procedure is sometimes referred to as "mirror voting" because, as indicated in the immediately preceding sentence, we mirror the votes that are actually cast, rather than decide on our own how to vote. We will also "mirror vote" shares within the separate account that are owned directly by us or by an affiliate. In addition, because all the shares of a given mutual fund held within our Separate Account are legally owned by us, we intend to vote all of such shares when that underlying fund seeks a vote of its shareholders. As such, all such shares will be counted towards whether there is a quorum at the underlying fund's shareholder meeting and towards the ultimate outcome of the vote. Thus, under "mirror voting", it is possible that the votes of a small percentage of contract holders who actually vote will determine the ultimate outcome. We will furnish those Owners who have Account Value allocated to a Sub-account whose Portfolio has requested a "proxy" vote with proxy materials and the necessary forms to provide us with their voting instructions. Generally, you will be asked to provide instructions for us to vote on matters such as changes in a fundamental investment strategy, adoption of a new investment advisory agreement, or matters relating to the structure of the underlying mutual fund that require a vote of shareholders.

 Advanced Series Trust (the "Trust") has obtained an exemption from the Securities and Exchange Commission that permits its co-investment advisers, AST Investment Services, Inc. and Prudential Investments LLC, subject to approval by the Board of Trustees of the Trust, to change sub-advisors for a Portfolio and to enter into new sub-advisory agreements, without obtaining shareholder approval of the changes. This exemption (which is similar to exemptions granted to other investment companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient supervision and management of the sub-advisors by AST

 Investment Services, Inc., Prudential Investments LLC and the Trustees. The exemption does not apply to the AST Franklin Templeton Founding Funds Allocation Portfolio; shareholder approval of new subadvisory agreements for this Portfolio only is required. The Trust is required, under the terms of the exemption, to provide certain information to shareholders following these types of changes. We may add new Sub-accounts that invest in a series of Portfolios other than the Trust. Such series of funds may have a similar order from the SEC. You also should review the prospectuses for the other Portfolios in which various Sub-accounts invest as to whether they have obtained similar orders from the SEC.

 MATERIAL CONFLICTS
 It is possible that differences may occur between companies that offer shares of a Portfolio to their respective separate accounts issuing variable annuities and/or variable life insurance products. Differences may also occur surrounding the offering of a Portfolio to variable life insurance policies and variable annuity contracts that we offer. Under certain circumstances, these differences could be considered "material conflicts," in which case we would take necessary action to protect persons with voting rights under our variable annuity contracts and variable life insurance policies against persons with voting rights under other insurance companies' variable insurance products. If a "material conflict" were to arise between owners of variable annuity contracts and variable life insurance policies issued by us we would take necessary action to treat such persons equitably in resolving the conflict. "Material conflicts" could arise due to differences in voting instructions between owners of variable life insurance and variable annuity contracts of the same or different companies. We monitor any potential conflicts that may exist.

 SERVICE FEES
 Allstate Life and our affiliates receive substantial payments from certain underlying portfolios and/or related entities. Those payments may include Rule 12b-1 fees, administrative services fees and "revenue sharing" payments. Rule 12b-1 fees compensate our affiliated principal underwriter for a variety of services, including distribution services. Allstate Life receives administrative services fees with respect to both affiliated and unaffiliated portfolios. Administrative services fees compensate us for providing administrative services with respect to Owners invested indirectly in the portfolio, including recordkeeping services and the mailing of prospectuses and reports. In addition, under the terms of the reinsurance agreement between Allstate Life and The Prudential Insurance Company of America (PICA) (see "What is Allstate Life"), the certain administrative fees are payable to PICA from Allstate Life.

 Allstate Life may also receive "revenue sharing" payments, which are payments from investment advisers or other service providers to the portfolios. Some fees, such as Rule 12b-1 fees, are paid directly by the portfolio. Some fees are paid by entities that provide services to the portfolios. The existence of these payments may increase the overall cost of investing in the portfolios. Because these payments are made to Allstate Life, allocations you make to the underlying portfolios benefit us financially. In selecting portfolios available under the Annuity, we consider the payments made to us.

 Effective February 25, 2013, most AST Portfolios adopted a Rule 12b-1 fee. Prior to that fee, most AST Portfolios had an administrative services fee. The Rule 12b-1 fee compensates us and our affiliates for shareholder servicing, administrative, distribution and other services. We also receive "revenue sharing" payments from the advisers to the underlying portfolios. As of March 1, 2013, the maximum combined fees and revenue sharing payments we receive with respect to a portfolio are equal to an annual rate of 0.50% the average assets allocated to the portfolio under the Annuity. We expect to make a profit on these fees and payments.

 Please see the table entitled "Underlying Mutual Fund Portfolio Annual Expenses" for a listing of the Portfolios and any applicable 12b-1 fees.

 WHO DISTRIBUTES ANNUITIES OFFERED BY ALLSTATE LIFE?
 Allstate Distributors, L.L.C. ("Allstate Distributors"), located at 3100 Sanders Road, Northbrook, IL 60062, is the principal underwriter and distributor of the Annuities. Allstate Distributors is a wholly owned subsidiary of Allstate Life. Allstate Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA").

 Allstate Distributors does not sell Annuities directly to purchasers. Allstate Distributors enters into selling agreements with affiliated and unaffiliated broker-dealers and banks to sell the Annuities through their registered representatives. The broker-dealers are registered with the SEC and are FINRA member firms. Their registered representatives are also licensed as insurance agents by applicable state insurance authorities. Annuities also may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

 We will pay commissions to broker-dealers and banks which sell the Annuities. Commissions paid vary, but we may pay up to a maximum sales commission of 6.5% of total purchase payments. In addition, we may pay ongoing annual compensation of up to 1.15% of Account Value. Individual representatives receive a portion of compensation paid to the broker-dealer or bank with which they are associated in accordance with the broker-dealer's or bank's practices. We estimate that commissions and annual compensation, when combined, will not exceed 8.5% of total purchase payments. However, commissions and annual compensation could exceed that amount because ongoing annual compensation is related to Account Value and the number of years the Annuity is held.

 From time to time, we pay asset-based compensation and/or marketing allowances to banks and broker-dealers. These payments vary among individual banks and broker dealers, and the asset-based payments may be up to 0.25% of Account Value annually. These payments are intended to contribute to the promotion and marketing of the Annuities, and they vary among banks and broker-dealers.

 The marketing and distribution support services include but are not limited to: (1) placement of the Annuities on a list of preferred or recommended products in the bank's or broker-dealer's distribution system; (2) sales promotions with regard to the Annuities; (3) participation in sales conferences; and (4) helping to defray the costs of sales conferences and educational seminars for the bank or broker-dealer's registered representatives.

 In addition to the commissions paid to the selling registered representative, we may make other payments to promote the sale of our Annuities. To contribute to the promotion and marketing of the Annuities, we may enter into compensation arrangements with certain selling broker-dealers or banks (collectively "firms") under which the firm will provide marketing and distribution support services.

 The general types of payments that we make are:
..   Percentage Payments based upon Account Value. This type of payment is a percentage payment that is based upon the total Account Value of all Annuities that were sold through the firm.
..   Based upon Percentage Payments Sales. This type of payment is a percentage payment that is based upon the total amount received as purchase payments for Annuities sold through the firm.
..   Fixed payments. These types of payments are made directly to the firm in a fixed sum without regard to the value of Annuities sold. We may make payments upon the initiation of a relationship or subsequent payments for systems, operational and other support. Examples of other arrangements under which such payments may be made currently include, but are not limited to, sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.

 To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation (e.g., gifts, occasional meals and entertainment, sponsorship of training and due diligence events). We may not offer the arrangements to all broker-dealers and banks and the terms of the arrangement may differ among broker-dealers and banks.

 We are aware that the following firms received payment of more than $5,000 under one or more of these types of arrangements during the last calendar year or are expected to receive such payment during the current calendar year. The compensation includes payments in connection with variable annuity contracts issued by Allstate Life Insurance Company and Allstate Life Insurance Company of New York. Some payments may support the sale of all Allstate products offered through the firm which could include fixed annuities as well as life insurance products.

 We do not offer the arrangements to all firms, and the terms of the arrangements may differ among firms. While all firms appearing below received payments under one or more of the general types listed above, payments are determined on a firm by firm basis. In fact, a listed firm may not request or accept certain types of payments listed above. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Annuity.

 Name of Firm:

  Morgan Stanley
  LPL Financial Services
  Citi Global Markets
  UBS Financial Services

 Individual registered representatives, broker-dealers, banks, and branch managers within some broker-dealers and banks participating in one of these compensation arrangements may receive greater compensation for selling the contract than for selling a different contact that is not eligible for the compensation arrangement. While we take the compensation into account when establishing contract charges, any such compensation will be paid by us or Allstate Distributors and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply to the sale of the Annuity.

 Allstate Life does not pay Allstate Distributors a commission for distribution of the Annuities. Allstate Distributors compensates its representatives who act as wholesalers, and their sales management personnel, for Annuity sales. This compensation is based on a percentage of premium payments and/or a percentage of Account Values. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Annuities, including any liability to Annuity owners arising out of services rendered or Annuities issued.

 ADMINISTRATION
 We have primary responsibility for all administration of the Annuities and the Separate Account. We entered into an administrative services agreement with The Prudential Insurance Company of America ("PICA") on June 1, 2006 whereby, PICA or an affiliate provides administrative services to the Separate Account and the Annuities on our behalf.

 We provide the following administrative services, among others:
..   maintenance of Annuity owner records;
..   Annuity owner services;
..   calculation of unit values;
..   maintenance of the Separate Account; and
..   preparation of Annuity owner reports.

 We will send you Annuity statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy.

 You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error. We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

 FINANCIAL STATEMENTS
 The financial statements of the Sub-accounts comprising the Separate Account and Allstate Life are included in the Statement of Additional Information.

 HOW TO CONTACT US
 You can contact us by:

   . calling our Customer Service Team at 1-866-695-2647 during our normal business hours.
   . writing to us via regular mail at Annuity Service Center, P.O. Box 70179, Philadelphia, PA 19176. NOTE: Failure to send mail to the proper address may result in a delay in our receiving and processing your request.
   . accessing information about your Annuity through our Internet Website at www.accessallstate.com.

 You can obtain account information by calling our automated response system and at www.accessallstate.com, our Internet Website. Our Customer Service representatives are also available during business hours to provide you with information about your account. You can request certain transactions through our telephone voice response system, our Internet Website or through a customer service representative. You can provide authorization for a third party, including your attorney-in-fact acting pursuant to a power of attorney, to access your account information and perform certain transactions on your account. You will need to complete a form provided by us which identifies those transactions that you wish to authorize via telephonic and electronic means and whether you wish to authorize a third party to perform any such transactions. Please note that unless you tell us otherwise, we deem that all transactions that are directed by your Financial Professional with respect to your Annuity have been authorized by you. We require that you or your representative provide proper identification before performing transactions over the telephone or through our Internet Website. This may include a Personal Identification Number (PIN) that will be provided to you upon issue of your Annuity or you may establish or change your PIN by calling our automated response system and at www.accessallstate.com, our Internet Website. Any third party that you authorize to perform financial transactions on your account will be assigned a PIN for your account.

 Transactions requested via telephone are recorded. To the extent permitted by law, we will not be responsible for any claims, loss, liability or expense in connection with a transaction requested by telephone or other electronic means if we acted on such transaction instructions after following reasonable procedures to identify those persons authorized to perform transactions on your Annuity using verification methods which may include a request for your Social Security number, PIN or other form of electronic identification. We may be liable for losses due to unauthorized or fraudulent instructions if we did not follow such procedures.

 Allstate Life does not guarantee access to telephonic, facsimile, Internet or any other electronic information or that we will be able to accept transaction instructions via such means at all times. Regular and/or express mail will be the only means by which we will accept transaction instructions when telephonic, facsimile, Internet or any other electronic means are unavailable or delayed. Allstate Life reserves the right to limit, restrict or terminate telephonic, facsimile, Internet or any other electronic transaction privileges at any time.

 LEGAL MATTERS
 All matters of Illinois law pertaining to the Annuities, including the validity of the Annuities and Allstate Life's right to issue such Annuities under Illinois law, have been passed upon by Angela K. Fontana, General Counsel of Allstate Life.

 CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
 The following are the contents of the Statement of Additional Information:

   .   Additions, Deletions or Substitutions of Investments
   .   The Annuities
   .   Company
   .   Principal Underwriter
   .   Determination of Accumulation Unit Values
   .   General Matters
   .   Experts
   .   Financial Statements
   .   Appendix A - Accumulation Unit Values

                     APPENDIX A - ACCUMULATION UNIT VALUES

 As we have indicated throughout this prospectus, each Annuity is a contract that allows you to select or decline any of several features that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each combination of such contract features. Here we depict the historical unit values corresponding to the contract features bearing the highest and lowest combinations of asset-based charges. The remaining unit values appear in the Statement of Additional Information, which you may obtain free of charge, by calling 866-695-2647 or by writing to us at the Annuity Service Center, P.O. Box 7960, Philadelphia, PA 19176. As discussed in the prospectus, if you select certain optional benefits (e.g., TrueIncome), we limit the investment options to which you may allocate your Account Value. In certain of these accumulation unit value tables, we set forth accumulation unit values that assume election of one or more of such optional benefits and allocation of Account Value to portfolios that currently are not permitted as part of such optional benefits. Such unit values are set forth for general reference purposes only, and are not intended to indicate that such portfolios may be acquired along with those optional benefits.




                      ALLSTATE RETIREMENT ACCESS B SERIES
                        Allstate Life Insurance Company
                                   Prospectus

           ACCUMULATION UNIT VALUES: Basic Death Benefit Only (1.15%)



                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST Academic Strategies Asset Allocation Portfolio
    07/30/2007* to 12/31/2007                            $10.09348        $10.45687           7,065
    01/01/2008 to 12/31/2008                             $10.45687         $7.04729         210,032
    01/01/2009 to 12/31/2009                              $7.04729         $8.66404         162,361
    01/01/2010 to 12/31/2010                              $8.66404         $9.59022         162,732
    01/01/2011 to 12/31/2011                              $9.59022         $9.22913         151,623
    01/01/2012 to 12/31/2012                              $9.22913        $10.27056         144,671
    01/01/2013 to 12/31/2013                             $10.27056        $11.16634         119,983
----------------------------------------------------------------------------------------------------------
AST Advanced Strategies Portfolio
    07/30/2007* to 12/31/2007                            $10.11513        $10.50785           1,044
    01/01/2008 to 12/31/2008                             $10.50785         $7.29212          38,919
    01/01/2009 to 12/31/2009                              $7.29212         $9.09791          55,878
    01/01/2010 to 12/31/2010                              $9.09791        $10.22707          47,164
    01/01/2011 to 12/31/2011                             $10.22707        $10.12211          38,899
    01/01/2012 to 12/31/2012                             $10.12211        $11.37259          40,074
    01/01/2013 to 12/31/2013                             $11.37259        $13.10461          39,244
----------------------------------------------------------------------------------------------------------
AST American Century Income & Growth Portfolio
    07/30/2007* to 12/31/2007                            $10.06654         $9.58052               0
    01/01/2008 to 12/31/2008                              $9.58052         $6.18060               0
    01/01/2009 to 12/31/2009                              $6.18060         $7.19633               0
    01/01/2010 to 12/31/2010                              $7.19633         $8.09945               0
    01/01/2011 to 12/31/2011                              $8.09945         $8.29329               0
    01/01/2012 to 05/04/2012                              $8.29329         $9.02728               0
----------------------------------------------------------------------------------------------------------
AST AQR Emerging Markets Equity Portfolio
    02/25/2013* to 12/31/2013                             $9.99906        $10.14031               0
----------------------------------------------------------------------------------------------------------
AST AQR Large-Cap Portfolio
    04/29/2013* to 12/31/2013                             $9.99906        $11.67855               0
----------------------------------------------------------------------------------------------------------
AST Balanced Asset Allocation Portfolio
    07/30/2007* to 12/31/2007                            $10.07725        $10.46746           1,891
    01/01/2008 to 12/31/2008                             $10.46746         $7.37829         185,767
    01/01/2009 to 12/31/2009                              $7.37829         $8.99364         401,570
    01/01/2010 to 12/31/2010                              $8.99364         $9.98615         441,535
    01/01/2011 to 12/31/2011                              $9.98615         $9.75252         383,951
    01/01/2012 to 12/31/2012                              $9.75252        $10.84420         383,277
    01/01/2013 to 12/31/2013                             $10.84420        $12.61267         381,409

                                                                                             Number of
                                                         Accumulation     Accumulation      Accumulation
                                                         Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                          Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------
AST BlackRock Global Strategies Portfolio
    05/02/2011* to 12/31/2011                               $9.99906         $9.19889               0
    01/01/2012 to 12/31/2012                                $9.19889        $10.17588               0
    01/01/2013 to 12/31/2013                               $10.17588        $11.15182               0
------------------------------------------------------------------------------------------------------------
AST BlackRock iShares ETF Portfolio
    04/29/2013* to 12/31/2013                               $9.99906        $10.53737               0
------------------------------------------------------------------------------------------------------------
AST Capital Growth Asset Allocation Portfolio
    07/30/2007* to 12/31/2007                              $10.11661        $10.44244           4,790
    01/01/2008 to 12/31/2008                               $10.44244         $6.71665         160,346
    01/01/2009 to 12/31/2009                                $6.71665         $8.32218         224,296
    01/01/2010 to 12/31/2010                                $8.32218         $9.32780         229,929
    01/01/2011 to 12/31/2011                                $9.32780         $8.99788         182,441
    01/01/2012 to 12/31/2012                                $8.99788        $10.11600         176,273
    01/01/2013 to 12/31/2013                               $10.11600        $12.26901         179,602
------------------------------------------------------------------------------------------------------------
AST ClearBridge Dividend Growth Portfolio
 formerly, AST Clearbridge Dividend Growth Portfolio
    02/25/2013* to 12/31/2013                               $9.99906        $11.71489               0
------------------------------------------------------------------------------------------------------------
AST Cohen & Steers Realty Portfolio
    07/30/2007* to 12/31/2007                              $10.10634         $9.38860             568
    01/01/2008 to 12/31/2008                                $9.38860         $6.02842             648
    01/01/2009 to 12/31/2009                                $6.02842         $7.86267             776
    01/01/2010 to 12/31/2010                                $7.86267        $10.00349             670
    01/01/2011 to 12/31/2011                               $10.00349        $10.54152             641
    01/01/2012 to 12/31/2012                               $10.54152        $12.02085           2,807
    01/01/2013 to 12/31/2013                               $12.02085        $12.25636           3,830
------------------------------------------------------------------------------------------------------------
AST DeAm Small-Cap Value Portfolio
    07/30/2007* to 12/31/2007                              $10.12778         $8.85444              39
    01/01/2008 to 07/18/2008                                $8.85444         $8.13582               0
------------------------------------------------------------------------------------------------------------
AST Defensive Asset Allocation Portfolio
    04/29/2013* to 12/31/2013                               $9.99906         $9.72374               0
------------------------------------------------------------------------------------------------------------
AST Federated Aggressive Growth Portfolio
    07/30/2007* to 12/31/2007                              $10.09568        $10.23799              60
    01/01/2008 to 12/31/2008                               $10.23799         $5.65876             591
    01/01/2009 to 12/31/2009                                $5.65876         $7.42159             591
    01/01/2010 to 12/31/2010                                $7.42159         $9.72516             526
    01/01/2011 to 12/31/2011                                $9.72516         $8.35392             733
    01/01/2012 to 12/31/2012                                $8.35392         $9.91658             634
    01/01/2013 to 12/31/2013                                $9.91658        $13.80471             551
------------------------------------------------------------------------------------------------------------
AST FI Pyramis(R) Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                              $10.10375         $7.53306           7,169
    01/01/2009 to 12/31/2009                                $7.53306         $9.02845          10,479
    01/01/2010 to 12/31/2010                                $9.02845        $10.11468          10,689
    01/01/2011 to 12/31/2011                               $10.11468         $9.75245           8,180
    01/01/2012 to 12/31/2012                                $9.75245        $10.95605           9,489
    01/01/2013 to 12/31/2013                               $10.95605        $12.91351           9,636
------------------------------------------------------------------------------------------------------------
AST First Trust Balanced Target Portfolio
    07/30/2007* to 12/31/2007                              $10.08931        $10.45149               0
    01/01/2008 to 12/31/2008                               $10.45149         $6.76922          88,061
    01/01/2009 to 12/31/2009                                $6.76922         $8.28818          92,377
    01/01/2010 to 12/31/2010                                $8.28818         $9.37069          93,062
    01/01/2011 to 12/31/2011                                $9.37069         $9.12472          71,142
    01/01/2012 to 12/31/2012                                $9.12472         $9.98014          75,969
    01/01/2013 to 12/31/2013                                $9.98014        $11.32281          75,836

                                                                                                   Number of
                                                               Accumulation     Accumulation      Accumulation
                                                               Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------------
AST Focus Four Plus Portfolio
    07/21/2008* to 12/31/2008                                     $9.99906         $7.49078           1,333
    01/01/2009 to 11/13/2009                                      $7.49078         $8.41585               0
------------------------------------------------------------------------------------------------------------------
AST Franklin Templeton Founding Funds Allocation Portfolio
    04/30/2012* to 12/31/2012                                     $9.99906        $10.78594         133,820
    01/01/2013 to 12/31/2013                                     $10.78594        $13.27264         133,156
------------------------------------------------------------------------------------------------------------------
AST Franklin Templeton Founding Funds Plus Portfolio
    04/29/2013* to 12/31/2013                                     $9.99906        $10.85495               0
------------------------------------------------------------------------------------------------------------------
AST Global Real Estate Portfolio
    07/21/2008* to 12/31/2008                                    $10.17574         $6.12807              72
    01/01/2009 to 12/31/2009                                      $6.12807         $8.18487             184
    01/01/2010 to 12/31/2010                                      $8.18487         $9.72608              88
    01/01/2011 to 12/31/2011                                      $9.72608         $9.13094              62
    01/01/2012 to 12/31/2012                                      $9.13094        $11.44638              62
    01/01/2013 to 12/31/2013                                     $11.44638        $11.80801              56
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Concentrated Growth Portfolio
    07/30/2007* to 12/31/2007                                    $10.13455        $10.43403             842
    01/01/2008 to 12/31/2008                                     $10.43403         $6.16137           3,337
    01/01/2009 to 12/31/2009                                      $6.16137         $9.10019           3,741
    01/01/2010 to 12/31/2010                                      $9.10019         $9.92210           3,763
    01/01/2011 to 12/31/2011                                      $9.92210         $9.42106           3,735
    01/01/2012 to 12/31/2012                                      $9.42106        $11.15454           3,561
    01/01/2013 to 12/31/2013                                     $11.15454        $14.30698           3,040
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Large-Cap Value Portfolio
    07/30/2007* to 12/31/2007                                    $10.07406        $10.23019              47
    01/01/2008 to 12/31/2008                                     $10.23019         $5.99845             312
    01/01/2009 to 12/31/2009                                      $5.99845         $7.06817             311
    01/01/2010 to 12/31/2010                                      $7.06817         $7.88820             310
    01/01/2011 to 12/31/2011                                      $7.88820         $7.36820             310
    01/01/2012 to 12/31/2012                                      $7.36820         $8.71688             702
    01/01/2013 to 12/31/2013                                      $8.71688        $11.50818             701
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Mid-Cap Growth Portfolio
    07/30/2007* to 12/31/2007                                    $10.12451        $10.45031              23
    01/01/2008 to 12/31/2008                                     $10.45031         $6.11692           4,238
    01/01/2009 to 12/31/2009                                      $6.11692         $9.49991           4,122
    01/01/2010 to 12/31/2010                                      $9.49991        $11.25373           2,552
    01/01/2011 to 12/31/2011                                     $11.25373        $10.79456           2,541
    01/01/2012 to 12/31/2012                                     $10.79456        $12.76459           2,481
    01/01/2013 to 12/31/2013                                     $12.76459        $16.68153           2,443
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Multi-Asset Portfolio
 formerly, AST Horizon Moderate Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                                    $10.08942         $7.64236          11,510
    01/01/2009 to 12/31/2009                                      $7.64236         $9.32195          18,866
    01/01/2010 to 12/31/2010                                      $9.32195        $10.28467          20,521
    01/01/2011 to 12/31/2011                                     $10.28467        $10.11619          19,462
    01/01/2012 to 12/31/2012                                     $10.11619        $11.01402          19,494
    01/01/2013 to 12/31/2013                                     $11.01402        $11.95797          19,432

                                                                                    Number of
                                                Accumulation     Accumulation      Accumulation
                                                Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                 Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------------------
AST Goldman Sachs Small-Cap Value Portfolio
    07/21/2008* to 12/31/2008                     $10.03395         $7.65765            273
    01/01/2009 to 12/31/2009                       $7.65765         $9.60302            273
    01/01/2010 to 12/31/2010                       $9.60302        $12.03485            273
    01/01/2011 to 12/31/2011                      $12.03485        $12.05293            273
    01/01/2012 to 12/31/2012                      $12.05293        $13.78510            273
    01/01/2013 to 12/31/2013                      $13.78510        $18.91753            273
---------------------------------------------------------------------------------------------------
AST Herndon Large-Cap Value Portfolio
 formerly, AST BlackRock Value Portfolio
    07/30/2007* to 12/31/2007                     $10.07831         $9.83615            124
    01/01/2008 to 12/31/2008                       $9.83615         $6.09701          1,526
    01/01/2009 to 12/31/2009                       $6.09701         $7.12826          1,525
    01/01/2010 to 12/31/2010                       $7.12826         $7.92391          1,396
    01/01/2011 to 12/31/2011                       $7.92391         $7.79522          1,235
    01/01/2012 to 12/31/2012                       $7.79522         $8.73922          1,784
    01/01/2013 to 12/31/2013                       $8.73922        $11.63158          1,510
---------------------------------------------------------------------------------------------------
AST High Yield Portfolio
    07/30/2007* to 12/31/2007                     $10.01136        $10.54919            174
    01/01/2008 to 12/31/2008                      $10.54919         $7.76519          4,870
    01/01/2009 to 12/31/2009                       $7.76519        $10.40605          3,305
    01/01/2010 to 12/31/2010                      $10.40605        $11.67638          3,923
    01/01/2011 to 12/31/2011                      $11.67638        $11.90986          2,207
    01/01/2012 to 12/31/2012                      $11.90986        $13.40777          4,114
    01/01/2013 to 12/31/2013                      $13.40777        $14.20691          5,239
---------------------------------------------------------------------------------------------------
AST International Growth Portfolio
    07/30/2007* to 12/31/2007                     $10.24241        $11.09600            113
    01/01/2008 to 12/31/2008                      $11.09600         $5.45945          6,938
    01/01/2009 to 12/31/2009                       $5.45945         $7.30192          7,773
    01/01/2010 to 12/31/2010                       $7.30192         $8.26529          5,284
    01/01/2011 to 12/31/2011                       $8.26529         $7.11529          5,027
    01/01/2012 to 12/31/2012                       $7.11529         $8.46677          4,504
    01/01/2013 to 12/31/2013                       $8.46677         $9.96541          4,058
---------------------------------------------------------------------------------------------------
AST International Value Portfolio
    07/30/2007* to 12/31/2007                     $10.18917        $10.49686            938
    01/01/2008 to 12/31/2008                      $10.49686         $5.81109          7,355
    01/01/2009 to 12/31/2009                       $5.81109         $7.49706          7,244
    01/01/2010 to 12/31/2010                       $7.49706         $8.23313          5,466
    01/01/2011 to 12/31/2011                       $8.23313         $7.11811          5,147
    01/01/2012 to 12/31/2012                       $7.11811         $8.21051          4,864
    01/01/2013 to 12/31/2013                       $8.21051         $9.69715          4,500
---------------------------------------------------------------------------------------------------
AST J.P. Morgan Global Thematic Portfolio
    05/01/2008* to 12/31/2008                     $10.11193         $7.16465          8,380
    01/01/2009 to 12/31/2009                       $7.16465         $8.97192          8,886
    01/01/2010 to 12/31/2010                       $8.97192        $10.09536          8,031
    01/01/2011 to 12/31/2011                      $10.09536         $9.92368          7,684
    01/01/2012 to 12/31/2012                       $9.92368        $11.14318          7,907
    01/01/2013 to 12/31/2013                      $11.14318        $12.80990          7,540

                                                                                               Number of
                                                           Accumulation     Accumulation      Accumulation
                                                           Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                            Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------
AST J.P. Morgan International Equity Portfolio
 formerly, AST JPMorgan International Equity Portfolio
    07/30/2007* to 12/31/2007                                $10.18258        $10.36729             427
    01/01/2008 to 12/31/2008                                 $10.36729         $6.00813           3,324
    01/01/2009 to 12/31/2009                                  $6.00813         $8.07094           3,323
    01/01/2010 to 12/31/2010                                  $8.07094         $8.55118           2,691
    01/01/2011 to 12/31/2011                                  $8.55118         $7.68046           2,690
    01/01/2012 to 12/31/2012                                  $7.68046         $9.25655           2,690
    01/01/2013 to 12/31/2013                                  $9.25655        $10.55689           2,478
--------------------------------------------------------------------------------------------------------------
AST J.P. Morgan Strategic Opportunities Portfolio
    07/30/2007* to 12/31/2007                                $10.08357         $9.71560           4,876
    01/01/2008 to 12/31/2008                                  $9.71560         $7.91296          67,028
    01/01/2009 to 12/31/2009                                  $7.91296         $9.54542          86,266
    01/01/2010 to 12/31/2010                                  $9.54542        $10.12750          86,650
    01/01/2011 to 12/31/2011                                 $10.12750        $10.03567          72,531
    01/01/2012 to 12/31/2012                                 $10.03567        $10.98486          77,204
    01/01/2013 to 12/31/2013                                 $10.98486        $12.05798          72,803
--------------------------------------------------------------------------------------------------------------
AST Jennison Large-Cap Growth Portfolio
    11/16/2009* to 12/31/2009                                $10.08445        $10.29762               0
    01/01/2010 to 12/31/2010                                 $10.29762        $11.33242               0
    01/01/2011 to 12/31/2011                                 $11.33242        $11.27775               0
    01/01/2012 to 12/31/2012                                 $11.27775        $12.84242               0
    01/01/2013 to 12/31/2013                                 $12.84242        $17.32960               0
--------------------------------------------------------------------------------------------------------------
AST Jennison Large-Cap Value Portfolio
    11/16/2009* to 12/31/2009                                $10.14583        $10.30739               0
    01/01/2010 to 12/31/2010                                 $10.30739        $11.58849               0
    01/01/2011 to 12/31/2011                                 $11.58849        $10.78400               0
    01/01/2012 to 12/31/2012                                 $10.78400        $12.07198               0
    01/01/2013 to 12/31/2013                                 $12.07198        $15.68555               0
--------------------------------------------------------------------------------------------------------------
AST Large-Cap Value Portfolio
    07/30/2007* to 12/31/2007                                $10.09261         $9.58244             879
    01/01/2008 to 12/31/2008                                  $9.58244         $5.54292              82
    01/01/2009 to 12/31/2009                                  $5.54292         $6.54479              81
    01/01/2010 to 12/31/2010                                  $6.54479         $7.32164              81
    01/01/2011 to 12/31/2011                                  $7.32164         $6.93554              81
    01/01/2012 to 12/31/2012                                  $6.93554         $8.01436             748
    01/01/2013 to 12/31/2013                                  $8.01436        $11.08139             748
--------------------------------------------------------------------------------------------------------------
AST Loomis Sayles Large-Cap Growth Portfolio
 formerly, AST Marsico Capital Growth Portfolio
    07/30/2007* to 12/31/2007                                $10.13357        $10.85115               0
    01/01/2008 to 12/31/2008                                 $10.85115         $6.04393           3,829
    01/01/2009 to 12/31/2009                                  $6.04393         $7.75328           3,740
    01/01/2010 to 12/31/2010                                  $7.75328         $9.17913           2,129
    01/01/2011 to 12/31/2011                                  $9.17913         $8.99191           2,129
    01/01/2012 to 12/31/2012                                  $8.99191         $9.97977           2,129
    01/01/2013 to 12/31/2013                                  $9.97977        $13.47838           2,129

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST Lord Abbett Core Fixed Income Portfolio
    07/30/2007* to 12/31/2007                            $10.00752        $10.42273             294
    01/01/2008 to 12/31/2008                             $10.42273         $7.90817           3,605
    01/01/2009 to 12/31/2009                              $7.90817        $10.52341           4,758
    01/01/2010 to 12/31/2010                             $10.52341        $11.79919           3,495
    01/01/2011 to 12/31/2011                             $11.79919        $12.85145           3,067
    01/01/2012 to 12/31/2012                             $12.85145        $13.45836           2,877
    01/01/2013 to 12/31/2013                             $13.45836        $13.03896           2,705
----------------------------------------------------------------------------------------------------------
AST MFS Global Equity Portfolio
    07/30/2007* to 12/31/2007                            $10.15695        $10.45680             399
    01/01/2008 to 12/31/2008                             $10.45680         $6.82398           3,779
    01/01/2009 to 12/31/2009                              $6.82398         $8.87186           3,779
    01/01/2010 to 12/31/2010                              $8.87186         $9.82742           3,159
    01/01/2011 to 12/31/2011                              $9.82742         $9.41130           3,159
    01/01/2012 to 12/31/2012                              $9.41130        $11.45123           3,158
    01/01/2013 to 12/31/2013                             $11.45123        $14.44916           2,951
----------------------------------------------------------------------------------------------------------
AST MFS Growth Portfolio
    07/30/2007* to 12/31/2007                            $10.10906        $10.79010               0
    01/01/2008 to 12/31/2008                             $10.79010         $6.79479           1,010
    01/01/2009 to 12/31/2009                              $6.79479         $8.35007           1,883
    01/01/2010 to 12/31/2010                              $8.35007         $9.31039           1,717
    01/01/2011 to 12/31/2011                              $9.31039         $9.14986           1,562
    01/01/2012 to 12/31/2012                              $9.14986        $10.59102           1,350
    01/01/2013 to 12/31/2013                             $10.59102        $14.31382           1,256
----------------------------------------------------------------------------------------------------------
AST Mid-Cap Value Portfolio
    07/30/2007* to 12/31/2007                            $10.07805         $9.77256             425
    01/01/2008 to 12/31/2008                              $9.77256         $5.97799           1,091
    01/01/2009 to 12/31/2009                              $5.97799         $8.20813           1,485
    01/01/2010 to 12/31/2010                              $8.20813        $10.03040           1,484
    01/01/2011 to 12/31/2011                             $10.03040         $9.57416           1,483
    01/01/2012 to 12/31/2012                              $9.57416        $11.20766           1,483
    01/01/2013 to 12/31/2013                             $11.20766        $14.67162           1,483
----------------------------------------------------------------------------------------------------------
AST Money Market Portfolio
    07/30/2007* to 12/31/2007                            $10.00038        $10.15309               0
    01/01/2008 to 12/31/2008                             $10.15309        $10.28948          74,314
    01/01/2009 to 12/31/2009                             $10.28948        $10.19718          52,935
    01/01/2010 to 12/31/2010                             $10.19718        $10.08379          47,921
    01/01/2011 to 12/31/2011                             $10.08379         $9.97110          16,545
    01/01/2012 to 12/31/2012                              $9.97110         $9.85785           3,540
    01/01/2013 to 12/31/2013                              $9.85785         $9.74513           3,477
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman / LSV Mid-Cap Value Portfolio
    07/30/2007* to 12/31/2007                            $10.10517        $10.04861              61
    01/01/2008 to 12/31/2008                             $10.04861         $5.73621           2,340
    01/01/2009 to 12/31/2009                              $5.73621         $7.97581           2,306
    01/01/2010 to 12/31/2010                              $7.97581         $9.73300           2,066
    01/01/2011 to 12/31/2011                              $9.73300         $9.38326           1,822
    01/01/2012 to 12/31/2012                              $9.38326        $10.86517           1,567
    01/01/2013 to 12/31/2013                             $10.86517        $15.25372           1,012
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman Core Bond Portfolio
    10/31/2011* to 12/31/2011                            $10.02897        $10.07977               0
    01/01/2012 to 12/31/2012                             $10.07977        $10.45038               0
    01/01/2013 to 12/31/2013                             $10.45038        $10.03864               0

                                                                                         Number of
                                                     Accumulation     Accumulation      Accumulation
                                                     Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                      Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Growth Portfolio
    07/30/2007* to 12/31/2007                          $10.15883        $10.52611              59
    01/01/2008 to 12/31/2008                           $10.52611         $5.91259           3,407
    01/01/2009 to 12/31/2009                            $5.91259         $7.58653           3,406
    01/01/2010 to 12/31/2010                            $7.58653         $9.65098           2,710
    01/01/2011 to 12/31/2011                            $9.65098         $9.70213           2,632
    01/01/2012 to 12/31/2012                            $9.70213        $10.77927           2,603
    01/01/2013 to 12/31/2013                           $10.77927        $14.13175           2,579
--------------------------------------------------------------------------------------------------------
AST Neuberger Berman Small-Cap Growth Portfolio
    07/30/2007* to 12/31/2007                          $10.05186        $11.26442               0
    01/01/2008 to 12/31/2008                           $11.26442         $6.39907             263
    01/01/2009 to 12/31/2009                            $6.39907         $7.75370             306
    01/01/2010 to 12/31/2010                            $7.75370         $9.21905             288
    01/01/2011 to 04/29/2011                            $9.21905        $10.35813               0
--------------------------------------------------------------------------------------------------------
AST New Discovery Asset Allocation Portfolio
    04/30/2012* to 12/31/2012                           $9.99906        $10.35995               0
    01/01/2013 to 12/31/2013                           $10.35995        $12.17922               0
--------------------------------------------------------------------------------------------------------
AST Parametric Emerging Markets Equity Portfolio
    07/21/2008* to 12/31/2008                          $10.10180         $5.58716             841
    01/01/2009 to 12/31/2009                            $5.58716         $9.19744             840
    01/01/2010 to 12/31/2010                            $9.19744        $11.11757             840
    01/01/2011 to 12/31/2011                           $11.11757         $8.76309             839
    01/01/2012 to 12/31/2012                            $8.76309        $10.21646             839
    01/01/2013 to 12/31/2013                           $10.21646        $10.12275             839
--------------------------------------------------------------------------------------------------------
AST PIMCO Limited Maturity Bond Portfolio
    07/30/2007* to 12/31/2007                           $9.99906        $10.36790               0
    01/01/2008 to 12/31/2008                           $10.36790        $10.36432           8,097
    01/01/2009 to 12/31/2009                           $10.36432        $11.29446           8,579
    01/01/2010 to 12/31/2010                           $11.29446        $11.60112           6,525
    01/01/2011 to 12/31/2011                           $11.60112        $11.72701           6,524
    01/01/2012 to 12/31/2012                           $11.72701        $12.13766           6,961
    01/01/2013 to 12/31/2013                           $12.13766        $11.73863           6,197
--------------------------------------------------------------------------------------------------------
AST PIMCO Total Return Bond Portfolio
    07/30/2007* to 12/31/2007                           $9.99043        $10.62891              34
    01/01/2008 to 12/31/2008                           $10.62891        $10.27050           1,929
    01/01/2009 to 12/31/2009                           $10.27050        $11.83164           4,769
    01/01/2010 to 12/31/2010                           $11.83164        $12.59972           3,804
    01/01/2011 to 12/31/2011                           $12.59972        $12.85227           3,699
    01/01/2012 to 12/31/2012                           $12.85227        $13.89031           4,865
    01/01/2013 to 12/31/2013                           $13.89031        $13.47988           4,768
--------------------------------------------------------------------------------------------------------
AST Preservation Asset Allocation Portfolio
    07/30/2007* to 12/31/2007                          $10.05282        $10.51809               0
    01/01/2008 to 12/31/2008                           $10.51809         $8.37223         165,136
    01/01/2009 to 12/31/2009                            $8.37223         $9.93547         267,217
    01/01/2010 to 12/31/2010                            $9.93547        $10.86073         199,660
    01/01/2011 to 12/31/2011                           $10.86073        $10.84414         201,755
    01/01/2012 to 12/31/2012                           $10.84414        $11.83281         196,725
    01/01/2013 to 12/31/2013                           $11.83281        $12.77568         183,822
--------------------------------------------------------------------------------------------------------
AST Prudential Core Bond Portfolio
    10/31/2011* to 12/31/2011                          $10.01898        $10.07969               0
    01/01/2012 to 12/31/2012                           $10.07969        $10.67336               0
    01/01/2013 to 12/31/2013                           $10.67336        $10.30789               0

                                                                                               Number of
                                                           Accumulation     Accumulation      Accumulation
                                                           Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                            Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------
AST Prudential Growth Allocation Portfolio
 formerly, AST First Trust Capital Appreciation Target
 Portfolio
    07/30/2007* to 12/31/2007                                $10.12496        $10.58860           5,278
    01/01/2008 to 12/31/2008                                 $10.58860         $6.20652          98,539
    01/01/2009 to 12/31/2009                                  $6.20652         $7.72964         129,860
    01/01/2010 to 12/31/2010                                  $7.72964         $9.09506          91,152
    01/01/2011 to 12/31/2011                                  $9.09506         $8.43269          82,499
    01/01/2012 to 12/31/2012                                  $8.43269         $9.41367          81,385
    01/01/2013 to 12/31/2013                                  $9.41367        $10.89111          75,616
--------------------------------------------------------------------------------------------------------------
AST QMA Emerging Markets Equity Portfolio
    02/25/2013* to 12/31/2013                                 $9.99906         $9.64507               0
--------------------------------------------------------------------------------------------------------------
AST QMA Large-Cap Portfolio
    04/29/2013* to 12/31/2013                                 $9.99906        $11.71818               0
--------------------------------------------------------------------------------------------------------------
AST QMA US Equity Alpha Portfolio
    07/30/2007* to 12/31/2007                                $10.08375         $9.77111             849
    01/01/2008 to 12/31/2008                                  $9.77111         $5.91991           2,949
    01/01/2009 to 12/31/2009                                  $5.91991         $7.12963           2,947
    01/01/2010 to 12/31/2010                                  $7.12963         $8.10916           2,613
    01/01/2011 to 12/31/2011                                  $8.10916         $8.29406           2,612
    01/01/2012 to 12/31/2012                                  $8.29406         $9.74149           2,611
    01/01/2013 to 12/31/2013                                  $9.74149        $12.75362           1,712
--------------------------------------------------------------------------------------------------------------
AST Quantitative Modeling Portfolio
    05/02/2011* to 12/31/2011                                 $9.99906         $8.93102               0
    01/01/2012 to 12/31/2012                                  $8.93102         $9.99096               0
    01/01/2013 to 12/31/2013                                  $9.99096        $12.08950               0
--------------------------------------------------------------------------------------------------------------
AST RCM World Trends Portfolio
 formerly, AST CLS Moderate Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                                $10.08124         $7.37227          39,687
    01/01/2009 to 12/31/2009                                  $7.37227         $8.99302          63,771
    01/01/2010 to 12/31/2010                                  $8.99302         $9.95023          62,495
    01/01/2011 to 12/31/2011                                  $9.95023         $9.65844          60,327
    01/01/2012 to 12/31/2012                                  $9.65844        $10.53009          60,763
    01/01/2013 to 12/31/2013                                 $10.53009        $11.70512          34,338
--------------------------------------------------------------------------------------------------------------
AST Schroders Global Tactical Portfolio
    05/01/2008* to 12/31/2008                                $10.09942         $6.72110             646
    01/01/2009 to 12/31/2009                                  $6.72110         $8.42873          12,267
    01/01/2010 to 12/31/2010                                  $8.42873         $9.52782          27,981
    01/01/2011 to 12/31/2011                                  $9.52782         $9.19447          24,281
    01/01/2012 to 12/31/2012                                  $9.19447        $10.53527          25,275
    01/01/2013 to 12/31/2013                                 $10.53527        $12.29632          25,591
--------------------------------------------------------------------------------------------------------------
AST Schroders Multi-Asset World Strategies Portfolio
    07/30/2007* to 12/31/2007                                $10.08250        $10.44198               0
    01/01/2008 to 12/31/2008                                 $10.44198         $7.20649           5,315
    01/01/2009 to 12/31/2009                                  $7.20649         $9.07746          10,815
    01/01/2010 to 12/31/2010                                  $9.07746        $10.03417           9,953
    01/01/2011 to 12/31/2011                                 $10.03417         $9.58477           7,255
    01/01/2012 to 12/31/2012                                  $9.58477        $10.53087           7,230
    01/01/2013 to 12/31/2013                                 $10.53087        $11.91012           6,861

                                                                                      Number of
                                                  Accumulation     Accumulation      Accumulation
                                                  Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                   Beginning of Period End of Period    End of Period
-----------------------------------------------------------------------------------------------------
AST Small-Cap Growth Portfolio
    07/30/2007* to 12/31/2007                       $10.09716         $9.89351               0
    01/01/2008 to 12/31/2008                         $9.89351         $6.35771               0
    01/01/2009 to 12/31/2009                         $6.35771         $8.41645             191
    01/01/2010 to 12/31/2010                         $8.41645        $11.35082             191
    01/01/2011 to 12/31/2011                        $11.35082        $11.11182             191
    01/01/2012 to 12/31/2012                        $11.11182        $12.32277             190
    01/01/2013 to 12/31/2013                        $12.32277        $16.46753             190
-----------------------------------------------------------------------------------------------------
AST Small-Cap Value Portfolio
    07/30/2007* to 12/31/2007                       $10.09329         $9.47580              28
    01/01/2008 to 12/31/2008                         $9.47580         $6.58410           1,169
    01/01/2009 to 12/31/2009                         $6.58410         $8.26672           1,540
    01/01/2010 to 12/31/2010                         $8.26672        $10.29705           1,474
    01/01/2011 to 12/31/2011                        $10.29705         $9.57165           1,392
    01/01/2012 to 12/31/2012                         $9.57165        $11.18104           1,363
    01/01/2013 to 12/31/2013                        $11.18104        $15.18798           1,337
-----------------------------------------------------------------------------------------------------
AST T. Rowe Price Asset Allocation Portfolio
    07/30/2007* to 12/31/2007                       $10.07029        $10.22655          30,036
    01/01/2008 to 12/31/2008                        $10.22655         $7.48722         111,624
    01/01/2009 to 12/31/2009                         $7.48722         $9.18879         176,350
    01/01/2010 to 12/31/2010                         $9.18879        $10.13205         163,838
    01/01/2011 to 12/31/2011                        $10.13205        $10.21547         149,045
    01/01/2012 to 12/31/2012                        $10.21547        $11.46208         158,076
    01/01/2013 to 12/31/2013                        $11.46208        $13.23904         151,830
-----------------------------------------------------------------------------------------------------
AST T. Rowe Price Equity Income Portfolio
    07/30/2007* to 12/31/2007                       $10.09139         $9.50749           1,002
    01/01/2008 to 12/31/2008                         $9.50749         $5.46249           3,498
    01/01/2009 to 12/31/2009                         $5.46249         $6.68552           3,341
    01/01/2010 to 12/31/2010                         $6.68552         $7.48479           1,464
    01/01/2011 to 12/31/2011                         $7.48479         $7.27835           1,296
    01/01/2012 to 12/31/2012                         $7.27835         $8.43670           1,235
    01/01/2013 to 12/31/2013                         $8.43670        $10.81661             947
-----------------------------------------------------------------------------------------------------
AST T. Rowe Price Large-Cap Growth Portfolio
    07/30/2007* to 12/31/2007                       $10.14586        $10.10082             823
    01/01/2008 to 12/31/2008                        $10.10082         $5.93496           1,436
    01/01/2009 to 12/31/2009                         $5.93496         $8.99883           1,436
    01/01/2010 to 12/31/2010                         $8.99883        $10.30298           1,435
    01/01/2011 to 12/31/2011                        $10.30298        $10.01311           1,434
    01/01/2012 to 12/31/2012                        $10.01311        $11.63958           1,433
    01/01/2013 to 12/31/2013                        $11.63958        $16.57323             994
-----------------------------------------------------------------------------------------------------
AST T. Rowe Price Natural Resources Portfolio
    07/30/2007* to 12/31/2007                       $10.18083        $11.66699             467
    01/01/2008 to 12/31/2008                        $11.66699         $5.76870           3,906
    01/01/2009 to 12/31/2009                         $5.76870         $8.51760           4,484
    01/01/2010 to 12/31/2010                         $8.51760        $10.14301           3,581
    01/01/2011 to 12/31/2011                        $10.14301         $8.53176           4,502
    01/01/2012 to 12/31/2012                         $8.53176         $8.73957           4,335
    01/01/2013 to 12/31/2013                         $8.73957         $9.96898           4,078

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST Templeton Global Bond Portfolio
 formerly, AST T. Rowe Price Global Bond Portfolio
    07/30/2007* to 12/31/2007                               $10.00748        $10.63509             419
    01/01/2008 to 12/31/2008                                $10.63509        $10.25810           2,929
    01/01/2009 to 12/31/2009                                $10.25810        $11.36994           4,117
    01/01/2010 to 12/31/2010                                $11.36994        $11.88615           2,675
    01/01/2011 to 12/31/2011                                $11.88615        $12.23551           2,592
    01/01/2012 to 12/31/2012                                $12.23551        $12.72824           2,807
    01/01/2013 to 12/31/2013                                $12.72824        $12.11104           2,750
-------------------------------------------------------------------------------------------------------------
AST Wellington Management Hedged Equity Portfolio
    07/30/2007* to 12/31/2007                               $10.13064        $10.38219               0
    01/01/2008 to 12/31/2008                                $10.38219         $5.91956               0
    01/01/2009 to 12/31/2009                                 $5.91956         $7.51604               0
    01/01/2010 to 12/31/2010                                 $7.51604         $8.51798               0
    01/01/2011 to 12/31/2011                                 $8.51798         $8.13010               0
    01/01/2012 to 12/31/2012                                 $8.13010         $8.92215               0
    01/01/2013 to 12/31/2013                                 $8.92215        $10.62914               0
-------------------------------------------------------------------------------------------------------------
AST Western Asset Core Plus Bond Portfolio
    11/19/2007* to 12/31/2007                                $9.99906         $9.98594               0
    01/01/2008 to 12/31/2008                                 $9.98594         $9.35793               0
    01/01/2009 to 12/31/2009                                 $9.35793        $10.32733               0
    01/01/2010 to 12/31/2010                                $10.32733        $11.00593               0
    01/01/2011 to 12/31/2011                                $11.00593        $11.53627               0
    01/01/2012 to 12/31/2012                                $11.53627        $12.30053               0
    01/01/2013 to 12/31/2013                                $12.30053        $11.97892               0
-------------------------------------------------------------------------------------------------------------
AST Western Asset Emerging Markets Debt Portfolio
    08/20/2012* to 12/31/2012                                $9.99906        $10.40561               0
    01/01/2013 to 12/31/2013                                $10.40561         $9.45035               0
-------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Founding Funds Allocation Fund
    05/01/2008* to 12/31/2008                               $10.07825         $6.66607         126,633
    01/01/2009 to 12/31/2009                                 $6.66607         $8.57152         173,117
    01/01/2010 to 12/31/2010                                 $8.57152         $9.34169         166,531
    01/01/2011 to 12/31/2011                                 $9.34169         $9.08118         118,585
    01/01/2012 to 09/21/2012                                 $9.08118        $10.21231               0



 *  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS B SERIES
                        Allstate Life Insurance Company
                                   Prospectus

 ACCUMULATION UNIT VALUES: With TrueAccumulation HD 60 bps and Combo 5%/HAV 80
                                  bps (2.55%)



                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST Academic Strategies Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                             $10.02456        $12.18109            0
    01/01/2010 to 12/31/2010                             $12.18109        $13.29895            0
    01/01/2011 to 12/31/2011                             $13.29895        $12.62351            0
    01/01/2012 to 12/31/2012                             $12.62351        $13.85549            0
    01/01/2013 to 12/31/2013                             $13.85549        $14.85800            0

                                                                                       Number of
                                                   Accumulation     Accumulation      Accumulation
                                                   Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                    Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------
AST Advanced Strategies Portfolio
    05/01/2009 to 12/31/2009                         $10.03690        $12.37747            0
    01/01/2010 to 12/31/2010                         $12.37747        $13.72360            0
    01/01/2011 to 12/31/2011                         $13.72360        $13.39736            0
    01/01/2012 to 12/31/2012                         $13.39736        $14.84636            0
    01/01/2013 to 12/31/2013                         $14.84636        $16.87354            0
------------------------------------------------------------------------------------------------------
AST American Century Income & Growth Portfolio
    05/01/2009 to 12/31/2009                         $10.07556        $12.42541            0
    01/01/2010 to 12/31/2010                         $12.42541        $13.79371            0
    01/01/2011 to 12/31/2011                         $13.79371        $13.93111            0
    01/01/2012 to 05/04/2012                         $13.93111        $15.09235            0
------------------------------------------------------------------------------------------------------
AST Balanced Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                         $10.02338        $12.00642            0
    01/01/2010 to 12/31/2010                         $12.00642        $13.14918            0
    01/01/2011 to 12/31/2011                         $13.14918        $12.66644            0
    01/01/2012 to 12/31/2012                         $12.66644        $13.89127            0
    01/01/2013 to 12/31/2013                         $13.89127        $15.93577            0
------------------------------------------------------------------------------------------------------
AST BlackRock Global Strategies Portfolio
    05/02/2011* to 12/31/2011                         $9.99793         $9.11424            0
    01/01/2012 to 12/31/2012                          $9.11424         $9.94401            0
    01/01/2013 to 12/31/2013                          $9.94401        $10.74875            0
------------------------------------------------------------------------------------------------------
AST BlackRock iShares ETF Portfolio
    04/29/2013* to 12/31/2013                         $9.99793        $10.43896            0
------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2016
    05/01/2009 to 12/31/2009                          $9.93808         $9.58121            0
    01/01/2010 to 12/31/2010                          $9.58121        $10.33077            0
    01/01/2011 to 12/31/2011                         $10.33077        $11.04501            0
    01/01/2012 to 12/31/2012                         $11.04501        $11.21801            0
    01/01/2013 to 12/31/2013                         $11.21801        $10.86338            0
------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2018
    05/01/2009 to 12/31/2009                          $9.92252         $9.64707            0
    01/01/2010 to 12/31/2010                          $9.64707        $10.45909            0
    01/01/2011 to 12/31/2011                         $10.45909        $11.58410            0
    01/01/2012 to 12/31/2012                         $11.58410        $11.94078            0
    01/01/2013 to 12/31/2013                         $11.94078        $11.27742            0
------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2019
    05/01/2009 to 12/31/2009                          $9.90529         $9.54816            0
    01/01/2010 to 12/31/2010                          $9.54816        $10.36817            0
    01/01/2011 to 12/31/2011                         $10.36817        $11.72540            0
    01/01/2012 to 12/31/2012                         $11.72540        $12.10285            0
    01/01/2013 to 12/31/2013                         $12.10285        $11.23125            0
------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2020
    05/01/2009 to 12/31/2009                          $9.88401         $9.22399            0
    01/01/2010 to 12/31/2010                          $9.22399        $10.05966            0
    01/01/2011 to 12/31/2011                         $10.05966        $11.64163            0
    01/01/2012 to 12/31/2012                         $11.64163        $12.06861            0
    01/01/2013 to 12/31/2013                         $12.06861        $11.00122            0
------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2021
    01/04/2010* to 12/31/2010                         $9.99724        $10.93095            0
    01/01/2011 to 12/31/2011                         $10.93095        $12.82319            0
    01/01/2012 to 12/31/2012                         $12.82319        $13.35281            0
    01/01/2013 to 12/31/2013                         $13.35281        $12.10869            0

                                                                                                   Number of
                                                               Accumulation     Accumulation      Accumulation
                                                               Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2022
    01/03/2011* to 12/31/2011                                     $9.99793        $11.93636            0
    01/01/2012 to 12/31/2012                                     $11.93636        $12.31925            0
    01/01/2013 to 12/31/2013                                     $12.31925        $10.84174            0
------------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2023
    01/03/2012* to 12/31/2012                                     $9.99724        $10.32566            0
    01/01/2013 to 12/31/2013                                     $10.32566         $9.04156            0
------------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2024
    01/02/2013* to 12/31/2013                                     $9.99862         $8.68795            0
------------------------------------------------------------------------------------------------------------------
AST Capital Growth Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                     $10.03868        $12.27446            0
    01/01/2010 to 12/31/2010                                     $12.27446        $13.56977            0
    01/01/2011 to 12/31/2011                                     $13.56977        $12.91120            0
    01/01/2012 to 12/31/2012                                     $12.91120        $14.31678            0
    01/01/2013 to 12/31/2013                                     $14.31678        $17.12652            0
------------------------------------------------------------------------------------------------------------------
AST ClearBridge Dividend Growth Portfolio
 formerly, AST Clearbridge Dividend Growth Portfolio
    02/25/2013* to 12/31/2013                                     $9.99793        $11.57780            0
------------------------------------------------------------------------------------------------------------------
AST Cohen & Steers Realty Portfolio
    05/01/2009 to 12/31/2009                                      $9.61469        $14.46969            0
    01/01/2010 to 12/31/2010                                     $14.46969        $18.15795            0
    01/01/2011 to 12/31/2011                                     $18.15795        $18.87343            0
    01/01/2012 to 12/31/2012                                     $18.87343        $21.22719            0
    01/01/2013 to 12/31/2013                                     $21.22719        $21.34713            0
------------------------------------------------------------------------------------------------------------------
AST Defensive Asset Allocation Portfolio
    04/29/2013* to 12/31/2013                                     $9.99793         $9.63277            0
------------------------------------------------------------------------------------------------------------------
AST Federated Aggressive Growth Portfolio
    05/01/2009 to 12/31/2009                                      $9.98051        $12.94608            0
    01/01/2010 to 12/31/2010                                     $12.94608        $16.73243            0
    01/01/2011 to 12/31/2011                                     $16.73243        $14.17694            0
    01/01/2012 to 12/31/2012                                     $14.17694        $16.59821            0
    01/01/2013 to 12/31/2013                                     $16.59821        $22.79042            0
------------------------------------------------------------------------------------------------------------------
AST FI Pyramis(R) Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                     $10.02678        $11.93627            0
    01/01/2010 to 12/31/2010                                     $11.93627        $13.18992            0
    01/01/2011 to 12/31/2011                                     $13.18992        $12.54407            0
    01/01/2012 to 12/31/2012                                     $12.54407        $13.89894            0
    01/01/2013 to 12/31/2013                                     $13.89894        $16.15830            0
------------------------------------------------------------------------------------------------------------------
AST First Trust Balanced Target Portfolio
    05/01/2009 to 12/31/2009                                     $10.01305        $12.26126            0
    01/01/2010 to 12/31/2010                                     $12.26126        $13.67333            0
    01/01/2011 to 12/31/2011                                     $13.67333        $13.13274            0
    01/01/2012 to 12/31/2012                                     $13.13274        $14.16699            0
    01/01/2013 to 12/31/2013                                     $14.16699        $15.85335            0
------------------------------------------------------------------------------------------------------------------
AST Franklin Templeton Founding Funds Allocation Portfolio
    04/30/2012* to 12/31/2012                                     $9.99793        $10.68587            0
    01/01/2013 to 12/31/2013                                     $10.68587        $12.96978            0
------------------------------------------------------------------------------------------------------------------
AST Franklin Templeton Founding Funds Plus Portfolio
    04/29/2013* to 12/31/2013                                     $9.99793        $10.75344            0

                                                                                                   Number of
                                                               Accumulation     Accumulation      Accumulation
                                                               Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------------
AST Global Real Estate Portfolio
    05/01/2009 to 12/31/2009                                      $9.85931        $13.89520            0
    01/01/2010 to 12/31/2010                                     $13.89520        $16.28633            0
    01/01/2011 to 12/31/2011                                     $16.28633        $15.08104            0
    01/01/2012 to 12/31/2012                                     $15.08104        $18.64642            0
    01/01/2013 to 12/31/2013                                     $18.64642        $18.97250            0
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Concentrated Growth Portfolio
    05/01/2009 to 12/31/2009                                     $10.04650        $12.80244            0
    01/01/2010 to 12/31/2010                                     $12.80244        $13.76804            0
    01/01/2011 to 12/31/2011                                     $13.76804        $12.89430            0
    01/01/2012 to 12/31/2012                                     $12.89430        $15.05770            0
    01/01/2013 to 12/31/2013                                     $15.05770        $19.04945            0
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Large-Cap Value Portfolio
    05/01/2009 to 12/31/2009                                     $10.12452        $12.16923            0
    01/01/2010 to 12/31/2010                                     $12.16923        $13.39542            0
    01/01/2011 to 12/31/2011                                     $13.39542        $12.34140            0
    01/01/2012 to 12/31/2012                                     $12.34140        $14.40021            0
    01/01/2013 to 12/31/2013                                     $14.40021        $18.75168            0
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Mid-Cap Growth Portfolio
    05/01/2009 to 12/31/2009                                     $10.05955        $13.44579            0
    01/01/2010 to 12/31/2010                                     $13.44579        $15.71054            0
    01/01/2011 to 12/31/2011                                     $15.71054        $14.86377            0
    01/01/2012 to 12/31/2012                                     $14.86377        $17.33582            0
    01/01/2013 to 12/31/2013                                     $17.33582        $22.34593            0
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Multi-Asset Portfolio
 formerly, AST Horizon Moderate Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                     $10.02456        $11.82508            0
    01/01/2010 to 12/31/2010                                     $11.82508        $12.86791            0
    01/01/2011 to 12/31/2011                                     $12.86791        $12.48437            0
    01/01/2012 to 12/31/2012                                     $12.48437        $13.40604            0
    01/01/2013 to 12/31/2013                                     $13.40604        $14.35606            0
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Small-Cap Value Portfolio
    05/01/2009 to 12/31/2009                                      $9.95308        $12.72233            0
    01/01/2010 to 12/31/2010                                     $12.72233        $15.72644            0
    01/01/2011 to 12/31/2011                                     $15.72644        $15.53511            0
    01/01/2012 to 12/31/2012                                     $15.53511        $17.52429            0
    01/01/2013 to 12/31/2013                                     $17.52429        $23.72045            0
------------------------------------------------------------------------------------------------------------------
AST Herndon Large-Cap Value Portfolio
 formerly, AST BlackRock Value Portfolio
    05/01/2009 to 12/31/2009                                     $10.09816        $12.71996            0
    01/01/2010 to 12/31/2010                                     $12.71996        $13.94659            0
    01/01/2011 to 12/31/2011                                     $13.94659        $13.53296            0
    01/01/2012 to 12/31/2012                                     $13.53296        $14.96384            0
    01/01/2013 to 12/31/2013                                     $14.96384        $19.64422            0
------------------------------------------------------------------------------------------------------------------
AST High Yield Portfolio
    05/01/2009 to 12/31/2009                                     $10.01698        $12.48013            0
    01/01/2010 to 12/31/2010                                     $12.48013        $13.81219            0
    01/01/2011 to 12/31/2011                                     $13.81219        $13.89619            0
    01/01/2012 to 12/31/2012                                     $13.89619        $15.42958            0
    01/01/2013 to 12/31/2013                                     $15.42958        $16.12563            0

                                                                                               Number of
                                                           Accumulation     Accumulation      Accumulation
                                                           Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                            Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------
AST International Growth Portfolio
    05/01/2009 to 12/31/2009                                 $10.14310        $13.23292            0
    01/01/2010 to 12/31/2010                                 $13.23292        $14.77423            0
    01/01/2011 to 12/31/2011                                 $14.77423        $12.54483            0
    01/01/2012 to 12/31/2012                                 $12.54483        $14.72326            0
    01/01/2013 to 12/31/2013                                 $14.72326        $17.09268            0
--------------------------------------------------------------------------------------------------------------
AST International Value Portfolio
    05/01/2009 to 12/31/2009                                 $10.11760        $13.06484            0
    01/01/2010 to 12/31/2010                                 $13.06484        $14.15155            0
    01/01/2011 to 12/31/2011                                 $14.15155        $12.06765            0
    01/01/2012 to 12/31/2012                                 $12.06765        $13.72898            0
    01/01/2013 to 12/31/2013                                 $13.72898        $15.99326            0
--------------------------------------------------------------------------------------------------------------
AST J.P. Morgan Global Thematic Portfolio
    05/01/2009 to 12/31/2009                                 $10.04092        $12.21260            0
    01/01/2010 to 12/31/2010                                 $12.21260        $13.55399            0
    01/01/2011 to 12/31/2011                                 $13.55399        $13.14172            0
    01/01/2012 to 12/31/2012                                 $13.14172        $14.55449            0
    01/01/2013 to 12/31/2013                                 $14.55449        $16.50281            0
--------------------------------------------------------------------------------------------------------------
AST J.P. Morgan International Equity Portfolio
 formerly, AST JPMorgan International Equity Portfolio
    05/01/2009 to 12/31/2009                                 $10.12726        $13.54976            0
    01/01/2010 to 12/31/2010                                 $13.54976        $14.15991            0
    01/01/2011 to 12/31/2011                                 $14.15991        $12.54418            0
    01/01/2012 to 12/31/2012                                 $12.54418        $14.91108            0
    01/01/2013 to 12/31/2013                                 $14.91108        $16.77320            0
--------------------------------------------------------------------------------------------------------------
AST J.P. Morgan Strategic Opportunities Portfolio
    05/01/2009 to 12/31/2009                                 $10.07967        $11.63330            0
    01/01/2010 to 12/31/2010                                 $11.63330        $12.17390            0
    01/01/2011 to 12/31/2011                                 $12.17390        $11.89893            0
    01/01/2012 to 12/31/2012                                 $11.89893        $12.84584            0
    01/01/2013 to 12/31/2013                                 $12.84584        $13.90788            0
--------------------------------------------------------------------------------------------------------------
AST Jennison Large-Cap Growth Portfolio
    11/16/2009* to 12/31/2009                                $10.08332        $10.27904            0
    01/01/2010 to 12/31/2010                                 $10.27904        $11.15736            0
    01/01/2011 to 12/31/2011                                 $11.15736        $10.95203            0
    01/01/2012 to 12/31/2012                                 $10.95203        $12.30064            0
    01/01/2013 to 12/31/2013                                 $12.30064        $16.37171            0
--------------------------------------------------------------------------------------------------------------
AST Jennison Large-Cap Value Portfolio
    11/16/2009* to 12/31/2009                                $10.14470        $10.28882            0
    01/01/2010 to 12/31/2010                                 $10.28882        $11.40962            0
    01/01/2011 to 12/31/2011                                 $11.40962        $10.47259            0
    01/01/2012 to 12/31/2012                                 $10.47259        $11.56273            0
    01/01/2013 to 12/31/2013                                 $11.56273        $14.81856            0
--------------------------------------------------------------------------------------------------------------
AST Large-Cap Value Portfolio
    05/01/2009 to 12/31/2009                                 $10.06253        $12.69646            0
    01/01/2010 to 12/31/2010                                 $12.69646        $14.00962            0
    01/01/2011 to 12/31/2011                                 $14.00962        $13.08967            0
    01/01/2012 to 12/31/2012                                 $13.08967        $14.91841            0
    01/01/2013 to 12/31/2013                                 $14.91841        $20.34571            0

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST Loomis Sayles Large-Cap Growth Portfolio
 formerly, AST Marsico Capital Growth Portfolio
    05/01/2009 to 12/31/2009                             $10.00716        $12.67837            0
    01/01/2010 to 12/31/2010                             $12.67837        $14.80468            0
    01/01/2011 to 12/31/2011                             $14.80468        $14.30478            0
    01/01/2012 to 12/31/2012                             $14.30478        $15.65890            0
    01/01/2013 to 12/31/2013                             $15.65890        $20.85936            0
----------------------------------------------------------------------------------------------------------
AST Lord Abbett Core Fixed Income Portfolio
    05/01/2009 to 12/31/2009                             $10.03375        $12.04927            0
    01/01/2010 to 12/31/2010                             $12.04927        $13.32542            0
    01/01/2011 to 12/31/2011                             $13.32542        $14.31591            0
    01/01/2012 to 12/31/2012                             $14.31591        $14.78653            0
    01/01/2013 to 12/31/2013                             $14.78653        $14.12992            0
----------------------------------------------------------------------------------------------------------
AST MFS Global Equity Portfolio
    05/01/2009 to 12/31/2009                             $10.07230        $13.32699            0
    01/01/2010 to 12/31/2010                             $13.32699        $14.56080            0
    01/01/2011 to 12/31/2011                             $14.56080        $13.75390            0
    01/01/2012 to 12/31/2012                             $13.75390        $16.50591            0
    01/01/2013 to 12/31/2013                             $16.50591        $20.54275            0
----------------------------------------------------------------------------------------------------------
AST MFS Growth Portfolio
    05/01/2009 to 12/31/2009                             $10.02809        $12.11670            0
    01/01/2010 to 12/31/2010                             $12.11670        $13.32566            0
    01/01/2011 to 12/31/2011                             $13.32566        $12.91710            0
    01/01/2012 to 12/31/2012                             $12.91710        $14.74676            0
    01/01/2013 to 12/31/2013                             $14.74676        $19.65793            0
----------------------------------------------------------------------------------------------------------
AST MFS Large-Cap Value Portfolio
    08/20/2012* to 12/31/2012                             $9.99793        $10.16435            0
    01/01/2013 to 12/31/2013                             $10.16435        $13.33112            0
----------------------------------------------------------------------------------------------------------
AST Mid-Cap Value Portfolio
    05/01/2009 to 12/31/2009                              $9.98574        $13.19300            0
    01/01/2010 to 12/31/2010                             $13.19300        $15.90181            0
    01/01/2011 to 12/31/2011                             $15.90181        $14.97122            0
    01/01/2012 to 12/31/2012                             $14.97122        $17.28534            0
    01/01/2013 to 12/31/2013                             $17.28534        $22.31881            0
----------------------------------------------------------------------------------------------------------
AST Money Market Portfolio
    05/01/2009 to 12/31/2009                              $9.99953         $9.83859            0
    01/01/2010 to 12/31/2010                              $9.83859         $9.59592            0
    01/01/2011 to 12/31/2011                              $9.59592         $9.35949            0
    01/01/2012 to 12/31/2012                              $9.35949         $9.12671            0
    01/01/2013 to 12/31/2013                              $9.12671         $8.89926            0
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman / LSV Mid-Cap Value Portfolio
    05/01/2009 to 12/31/2009                             $10.13089        $13.67744            0
    01/01/2010 to 12/31/2010                             $13.67744        $16.46273            0
    01/01/2011 to 12/31/2011                             $16.46273        $15.65461            0
    01/01/2012 to 12/31/2012                             $15.65461        $17.87853            0
    01/01/2013 to 12/31/2013                             $17.87853        $24.75705            0
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman Core Bond Portfolio
    10/31/2011* to 12/31/2011                            $10.02784        $10.05583            0
    01/01/2012 to 12/31/2012                             $10.05583        $10.28273            0
    01/01/2013 to 12/31/2013                             $10.28273         $9.74259            0

                                                                                               Number of
                                                           Accumulation     Accumulation      Accumulation
                                                           Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                            Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Growth Portfolio
    05/01/2009 to 12/31/2009                                  $9.97665        $12.32787            0
    01/01/2010 to 12/31/2010                                 $12.32787        $15.46823            0
    01/01/2011 to 12/31/2011                                 $15.46823        $15.33808            0
    01/01/2012 to 12/31/2012                                 $15.33808        $16.80742            0
    01/01/2013 to 12/31/2013                                 $16.80742        $21.73363            0
--------------------------------------------------------------------------------------------------------------
AST Neuberger Berman Small-Cap Growth Portfolio
    05/01/2009 to 12/31/2009                                  $9.93448        $12.03170            0
    01/01/2010 to 12/31/2010                                 $12.03170        $14.11014            0
    01/01/2011 to 04/29/2011                                 $14.11014        $15.78252            0
--------------------------------------------------------------------------------------------------------------
AST New Discovery Asset Allocation Portfolio
    04/30/2012* to 12/31/2012                                 $9.99793        $10.26386            0
    01/01/2013 to 12/31/2013                                 $10.26386        $11.90130            0
--------------------------------------------------------------------------------------------------------------
AST Parametric Emerging Markets Equity Portfolio
    05/01/2009 to 12/31/2009                                 $10.05425        $14.75326            0
    01/01/2010 to 12/31/2010                                 $14.75326        $17.58989            0
    01/01/2011 to 12/31/2011                                 $17.58989        $13.67522            0
    01/01/2012 to 12/31/2012                                 $13.67522        $15.72483            0
    01/01/2013 to 12/31/2013                                 $15.72483        $15.36739            0
--------------------------------------------------------------------------------------------------------------
AST PIMCO Limited Maturity Bond Portfolio
    05/01/2009 to 12/31/2009                                  $9.99043        $10.45294            0
    01/01/2010 to 12/31/2010                                 $10.45294        $10.58999            0
    01/01/2011 to 12/31/2011                                 $10.58999        $10.55888            0
    01/01/2012 to 12/31/2012                                 $10.55888        $10.77893            0
    01/01/2013 to 12/31/2013                                 $10.77893        $10.28212            0
--------------------------------------------------------------------------------------------------------------
AST PIMCO Total Return Bond Portfolio
    05/01/2009 to 12/31/2009                                  $9.98230        $11.01861            0
    01/01/2010 to 12/31/2010                                 $11.01861        $11.57349            0
    01/01/2011 to 12/31/2011                                 $11.57349        $11.64447            0
    01/01/2012 to 12/31/2012                                 $11.64447        $12.41244            0
    01/01/2013 to 12/31/2013                                 $12.41244        $11.88097            0
--------------------------------------------------------------------------------------------------------------
AST Preservation Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                 $10.02086        $11.57360            0
    01/01/2010 to 12/31/2010                                 $11.57360        $12.47853            0
    01/01/2011 to 12/31/2011                                 $12.47853        $12.28952            0
    01/01/2012 to 12/31/2012                                 $12.28952        $13.22614            0
    01/01/2013 to 12/31/2013                                 $13.22614        $14.08482            0
--------------------------------------------------------------------------------------------------------------
AST Prudential Core Bond Portfolio
    10/31/2011* to 12/31/2011                                $10.01785        $10.05573            0
    01/01/2012 to 12/31/2012                                 $10.05573        $10.50208            0
    01/01/2013 to 12/31/2013                                 $10.50208        $10.00371            0
--------------------------------------------------------------------------------------------------------------
AST Prudential Growth Allocation Portfolio
 formerly, AST First Trust Capital Appreciation Target
 Portfolio
    05/01/2009 to 12/31/2009                                  $9.98504        $12.12139            0
    01/01/2010 to 12/31/2010                                 $12.12139        $14.06775            0
    01/01/2011 to 12/31/2011                                 $14.06775        $12.86540            0
    01/01/2012 to 12/31/2012                                 $12.86540        $14.16541            0
    01/01/2013 to 12/31/2013                                 $14.16541        $16.16452            0

                                                                                               Number of
                                                           Accumulation     Accumulation      Accumulation
                                                           Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                            Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------
AST QMA US Equity Alpha Portfolio
    05/01/2009 to 12/31/2009                                 $10.07703        $12.76961            0
    01/01/2010 to 12/31/2010                                 $12.76961        $14.32572            0
    01/01/2011 to 12/31/2011                                 $14.32572        $14.45259            0
    01/01/2012 to 12/31/2012                                 $14.45259        $16.74208            0
    01/01/2013 to 12/31/2013                                 $16.74208        $21.61925            0
--------------------------------------------------------------------------------------------------------------
AST Quantitative Modeling Portfolio
    05/02/2011* to 12/31/2011                                 $9.99793         $8.84883            0
    01/01/2012 to 12/31/2012                                  $8.84883         $9.76342            0
    01/01/2013 to 12/31/2013                                  $9.76342        $11.65267            0
--------------------------------------------------------------------------------------------------------------
AST RCM World Trends Portfolio
 formerly, AST CLS Moderate Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                 $10.03974        $11.90310            0
    01/01/2010 to 12/31/2010                                 $11.90310        $12.99014            0
    01/01/2011 to 12/31/2011                                 $12.99014        $12.43712            0
    01/01/2012 to 12/31/2012                                 $12.43712        $13.37386            0
    01/01/2013 to 12/31/2013                                 $13.37386        $14.66311            0
--------------------------------------------------------------------------------------------------------------
AST Schroders Global Tactical Portfolio
    05/01/2009 to 12/31/2009                                 $10.05229        $12.30737            0
    01/01/2010 to 12/31/2010                                 $12.30737        $13.72233            0
    01/01/2011 to 12/31/2011                                 $13.72233        $13.06152            0
    01/01/2012 to 12/31/2012                                 $13.06152        $14.76110            0
    01/01/2013 to 12/31/2013                                 $14.76110        $16.99307            0
--------------------------------------------------------------------------------------------------------------
AST Schroders Multi-Asset World Strategies Portfolio
    05/01/2009 to 12/31/2009                                 $10.08069        $12.34943            0
    01/01/2010 to 12/31/2010                                 $12.34943        $13.46445            0
    01/01/2011 to 12/31/2011                                 $13.46445        $12.68591            0
    01/01/2012 to 12/31/2012                                 $12.68591        $13.74716            0
    01/01/2013 to 12/31/2013                                 $13.74716        $15.33522            0
--------------------------------------------------------------------------------------------------------------
AST Small-Cap Growth Portfolio
    05/01/2009 to 12/31/2009                                 $10.00819        $13.09652            0
    01/01/2010 to 12/31/2010                                 $13.09652        $17.42135            0
    01/01/2011 to 12/31/2011                                 $17.42135        $16.82186            0
    01/01/2012 to 12/31/2012                                 $16.82186        $18.39940            0
    01/01/2013 to 12/31/2013                                 $18.39940        $24.25206            0
--------------------------------------------------------------------------------------------------------------
AST Small-Cap Value Portfolio
    05/01/2009 to 12/31/2009                                  $9.97547        $12.90432            0
    01/01/2010 to 12/31/2010                                 $12.90432        $15.85412            0
    01/01/2011 to 12/31/2011                                 $15.85412        $14.53584            0
    01/01/2012 to 12/31/2012                                 $14.53584        $16.74719            0
    01/01/2013 to 12/31/2013                                 $16.74719        $22.43816            0
--------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                 $10.03822        $12.11086            0
    01/01/2010 to 12/31/2010                                 $12.11086        $13.17158            0
    01/01/2011 to 12/31/2011                                 $13.17158        $13.09896            0
    01/01/2012 to 12/31/2012                                 $13.09896        $14.49605            0
    01/01/2013 to 12/31/2013                                 $14.49605        $16.51450            0
--------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Equity Income Portfolio
    05/01/2009 to 12/31/2009                                 $10.09998        $12.86680            0
    01/01/2010 to 12/31/2010                                 $12.86680        $14.20812            0
    01/01/2011 to 12/31/2011                                 $14.20812        $13.62777            0
    01/01/2012 to 12/31/2012                                 $13.62777        $15.58009            0
    01/01/2013 to 12/31/2013                                 $15.58009        $19.70204            0

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Large-Cap Growth Portfolio
    05/01/2009 to 12/31/2009                                 $9.98682        $13.12242            0
    01/01/2010 to 12/31/2010                                $13.12242        $14.81893            0
    01/01/2011 to 12/31/2011                                $14.81893        $14.20547            0
    01/01/2012 to 12/31/2012                                $14.20547        $16.28666            0
    01/01/2013 to 12/31/2013                                $16.28666        $22.87326            0
-------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Natural Resources Portfolio
    05/01/2009 to 12/31/2009                                $10.30092        $13.71525            0
    01/01/2010 to 12/31/2010                                $13.71525        $16.10944            0
    01/01/2011 to 12/31/2011                                $16.10944        $13.36518            0
    01/01/2012 to 12/31/2012                                $13.36518        $13.50309            0
    01/01/2013 to 12/31/2013                                $13.50309        $15.19208            0
-------------------------------------------------------------------------------------------------------------
AST Templeton Global Bond Portfolio
 formerly, AST T. Rowe Price Global Bond Portfolio
    05/01/2009 to 12/31/2009                                $10.01723        $11.07285            0
    01/01/2010 to 12/31/2010                                $11.07285        $11.41726            0
    01/01/2011 to 12/31/2011                                $11.41726        $11.59254            0
    01/01/2012 to 12/31/2012                                $11.59254        $11.89407            0
    01/01/2013 to 12/31/2013                                $11.89407        $11.16253            0
-------------------------------------------------------------------------------------------------------------
AST Wellington Management Hedged Equity Portfolio
    05/01/2009 to 12/31/2009                                $10.06161        $12.72650            0
    01/01/2010 to 12/31/2010                                $12.72650        $14.22613            0
    01/01/2011 to 12/31/2011                                $14.22613        $13.39305            0
    01/01/2012 to 12/31/2012                                $13.39305        $14.49648            0
    01/01/2013 to 12/31/2013                                $14.49648        $17.03372            0
-------------------------------------------------------------------------------------------------------------
AST Western Asset Core Plus Bond Portfolio
    05/01/2009 to 12/31/2009                                 $9.98898        $10.72608            0
    01/01/2010 to 12/31/2010                                $10.72608        $11.27458            0
    01/01/2011 to 12/31/2011                                $11.27458        $11.65670            0
    01/01/2012 to 12/31/2012                                $11.65670        $12.25854            0
    01/01/2013 to 12/31/2013                                $12.25854        $11.77472            0
-------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Founding Funds Allocation Fund
    05/01/2009 to 12/31/2009                                $10.07048        $12.78861            0
    01/01/2010 to 12/31/2010                                $12.78861        $13.74728            0
    01/01/2011 to 12/31/2011                                $13.74728        $13.18152            0
    01/01/2012 to 09/21/2012                                $13.18152        $14.67587            0



 *  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES
                        Allstate Life Insurance Company
                                   Prospectus

           ACCUMULATION UNIT VALUES: Basic Death Benefit Only (1.50%)



                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST Academic Strategies Asset Allocation Portfolio
    07/30/2007* to 12/31/2007                            $10.09320        $10.44139          36,239
    01/01/2008 to 12/31/2008                             $10.44139         $7.01262         193,673
    01/01/2009 to 12/31/2009                              $7.01262         $8.59177         187,189
    01/01/2010 to 12/31/2010                              $8.59177         $9.47734         186,399
    01/01/2011 to 12/31/2011                              $9.47734         $9.08903         147,297
    01/01/2012 to 12/31/2012                              $9.08903        $10.07962         153,876
    01/01/2013 to 12/31/2013                             $10.07962        $10.92096         148,083
----------------------------------------------------------------------------------------------------------
AST Advanced Strategies Portfolio
    07/30/2007* to 12/31/2007                            $10.11485        $10.49227               0
    01/01/2008 to 12/31/2008                             $10.49227         $7.25618          48,593
    01/01/2009 to 12/31/2009                              $7.25618         $9.02187          87,449
    01/01/2010 to 12/31/2010                              $9.02187        $10.10658          89,278
    01/01/2011 to 12/31/2011                             $10.10658         $9.96839          71,572
    01/01/2012 to 12/31/2012                              $9.96839        $11.16110          81,883
    01/01/2013 to 12/31/2013                             $11.16110        $12.81651          61,531
----------------------------------------------------------------------------------------------------------
AST American Century Income & Growth Portfolio
    07/30/2007* to 12/31/2007                            $10.06626         $9.56632               0
    01/01/2008 to 12/31/2008                              $9.56632         $6.15018           1,808
    01/01/2009 to 12/31/2009                              $6.15018         $7.13610           1,181
    01/01/2010 to 12/31/2010                              $7.13610         $8.00389             400
    01/01/2011 to 12/31/2011                              $8.00389         $8.16726             604
    01/01/2012 to 05/04/2012                              $8.16726         $8.87947               0
----------------------------------------------------------------------------------------------------------
AST AQR Emerging Markets Equity Portfolio
    02/25/2013* to 12/31/2013                             $9.99877        $10.11033               0
----------------------------------------------------------------------------------------------------------
AST AQR Large-Cap Portfolio
    04/29/2013* to 12/31/2013                             $9.99877        $11.65095               0
----------------------------------------------------------------------------------------------------------
AST Balanced Asset Allocation Portfolio
    07/30/2007* to 12/31/2007                            $10.07697        $10.45195           7,133
    01/01/2008 to 12/31/2008                             $10.45195         $7.34190         195,581
    01/01/2009 to 12/31/2009                              $7.34190         $8.91844         262,922
    01/01/2010 to 12/31/2010                              $8.91844         $9.86838         265,893
    01/01/2011 to 12/31/2011                              $9.86838         $9.60432         219,493
    01/01/2012 to 12/31/2012                              $9.60432        $10.64244         200,410
    01/01/2013 to 12/31/2013                             $10.64244        $12.33540         158,018
----------------------------------------------------------------------------------------------------------
AST BlackRock Global Strategies Portfolio
    05/02/2011* to 12/31/2011                             $9.99877         $9.17759               0
    01/01/2012 to 12/31/2012                              $9.17759        $10.11726               0
    01/01/2013 to 12/31/2013                             $10.11726        $11.04930               0
----------------------------------------------------------------------------------------------------------
AST BlackRock iShares ETF Portfolio
    04/29/2013* to 12/31/2013                             $9.99877        $10.51256               0

                                                                                                   Number of
                                                               Accumulation     Accumulation      Accumulation
                                                               Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------------
AST Capital Growth Asset Allocation Portfolio
    07/30/2007* to 12/31/2007                                    $10.11632        $10.42695           3,868
    01/01/2008 to 12/31/2008                                     $10.42695         $6.68349          69,913
    01/01/2009 to 12/31/2009                                      $6.68349         $8.25251          73,436
    01/01/2010 to 12/31/2010                                      $8.25251         $9.21780          86,935
    01/01/2011 to 12/31/2011                                      $9.21780         $8.86123          68,751
    01/01/2012 to 12/31/2012                                      $8.86123         $9.92793         162,870
    01/01/2013 to 12/31/2013                                      $9.92793        $11.99941         138,546
------------------------------------------------------------------------------------------------------------------
AST ClearBridge Dividend Growth Portfolio
 formerly, AST Clearbridge Dividend Growth Portfolio
    02/25/2013* to 12/31/2013                                     $9.99877        $11.68020               0
------------------------------------------------------------------------------------------------------------------
AST Cohen & Steers Realty Portfolio
    07/30/2007* to 12/31/2007                                    $10.10606         $9.37462               0
    01/01/2008 to 12/31/2008                                      $9.37462         $5.99858               0
    01/01/2009 to 12/31/2009                                      $5.99858         $7.79678              74
    01/01/2010 to 12/31/2010                                      $7.79678         $9.88521              41
    01/01/2011 to 12/31/2011                                      $9.88521        $10.38099              29
    01/01/2012 to 12/31/2012                                     $10.38099        $11.79684              27
    01/01/2013 to 12/31/2013                                     $11.79684        $11.98644              11
------------------------------------------------------------------------------------------------------------------
AST DeAm Small-Cap Value Portfolio
    07/30/2007* to 12/31/2007                                    $10.12750         $8.84127               0
    01/01/2008 to 07/18/2008                                      $8.84127         $8.10838               0
------------------------------------------------------------------------------------------------------------------
AST Defensive Asset Allocation Portfolio
    04/29/2013* to 12/31/2013                                     $9.99877         $9.70082               0
------------------------------------------------------------------------------------------------------------------
AST Federated Aggressive Growth Portfolio
    07/30/2007* to 12/31/2007                                    $10.09539        $10.22279               0
    01/01/2008 to 12/31/2008                                     $10.22279         $5.63081           1,184
    01/01/2009 to 12/31/2009                                      $5.63081         $7.35943             621
    01/01/2010 to 12/31/2010                                      $7.35943         $9.61033             558
    01/01/2011 to 12/31/2011                                      $9.61033         $8.22684           1,075
    01/01/2012 to 12/31/2012                                      $8.22684         $9.73193             418
    01/01/2013 to 12/31/2013                                      $9.73193        $13.50098             346
------------------------------------------------------------------------------------------------------------------
AST FI Pyramis(R) Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                                    $10.10365         $7.51558           3,810
    01/01/2009 to 12/31/2009                                      $7.51558         $8.97636           1,235
    01/01/2010 to 12/31/2010                                      $8.97636        $10.02176             614
    01/01/2011 to 12/31/2011                                     $10.02176         $9.62956             615
    01/01/2012 to 12/31/2012                                      $9.62956        $10.78055             604
    01/01/2013 to 12/31/2013                                     $10.78055        $12.66280             201
------------------------------------------------------------------------------------------------------------------
AST First Trust Balanced Target Portfolio
    07/30/2007* to 12/31/2007                                    $10.08903        $10.43602           5,925
    01/01/2008 to 12/31/2008                                     $10.43602         $6.73586          50,335
    01/01/2009 to 12/31/2009                                      $6.73586         $8.21894         104,418
    01/01/2010 to 12/31/2010                                      $8.21894         $9.26045         118,477
    01/01/2011 to 12/31/2011                                      $9.26045         $8.98642          84,603
    01/01/2012 to 12/31/2012                                      $8.98642         $9.79475          80,367
    01/01/2013 to 12/31/2013                                      $9.79475        $11.07416          42,102
------------------------------------------------------------------------------------------------------------------
AST Focus Four Plus Portfolio
    07/21/2008* to 12/31/2008                                     $9.99878         $7.47904               0
    01/01/2009 to 11/13/2009                                      $7.47904         $8.37746               0
------------------------------------------------------------------------------------------------------------------
AST Franklin Templeton Founding Funds Allocation Portfolio
    04/30/2012* to 12/31/2012                                     $9.99878        $10.76072          34,671
    01/01/2013 to 12/31/2013                                     $10.76072        $13.19587          18,923

                                                                                                   Number of
                                                               Accumulation     Accumulation      Accumulation
                                                               Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------------
AST Franklin Templeton Founding Funds Plus Portfolio
    04/29/2013* to 12/31/2013                                     $9.99877        $10.82936               0
------------------------------------------------------------------------------------------------------------------
AST Global Real Estate Portfolio
    07/21/2008* to 12/31/2008                                    $10.17546         $6.11840               0
    01/01/2009 to 12/31/2009                                      $6.11840         $8.14369               0
    01/01/2010 to 12/31/2010                                      $8.14369         $9.64393               0
    01/01/2011 to 12/31/2011                                      $9.64393         $9.02266               0
    01/01/2012 to 12/31/2012                                      $9.02266        $11.27157               0
    01/01/2013 to 12/31/2013                                     $11.27157        $11.58747               0
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Concentrated Growth Portfolio
    07/30/2007* to 12/31/2007                                    $10.13427        $10.41858             158
    01/01/2008 to 12/31/2008                                     $10.41858         $6.13100           1,573
    01/01/2009 to 12/31/2009                                      $6.13100         $9.02402           1,253
    01/01/2010 to 12/31/2010                                      $9.02402         $9.80506           1,362
    01/01/2011 to 12/31/2011                                      $9.80506         $9.27777           1,884
    01/01/2012 to 12/31/2012                                      $9.27777        $10.94675             843
    01/01/2013 to 12/31/2013                                     $10.94675        $13.99201             814
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Large-Cap Value Portfolio
    07/30/2007* to 12/31/2007                                    $10.07378        $10.21505             240
    01/01/2008 to 12/31/2008                                     $10.21505         $5.96882           1,865
    01/01/2009 to 12/31/2009                                      $5.96882         $7.00895           1,864
    01/01/2010 to 12/31/2010                                      $7.00895         $7.79506           1,863
    01/01/2011 to 12/31/2011                                      $7.79506         $7.25601           1,862
    01/01/2012 to 12/31/2012                                      $7.25601         $8.55437             235
    01/01/2013 to 12/31/2013                                      $8.55437        $11.25466             234
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Mid-Cap Growth Portfolio
    07/30/2007* to 12/31/2007                                    $10.12422        $10.43475             156
    01/01/2008 to 12/31/2008                                     $10.43475         $6.08671           1,963
    01/01/2009 to 12/31/2009                                      $6.08671         $9.42044           1,541
    01/01/2010 to 12/31/2010                                      $9.42044        $11.12114           1,540
    01/01/2011 to 12/31/2011                                     $11.12114        $10.63058           1,539
    01/01/2012 to 12/31/2012                                     $10.63058        $12.52721             509
    01/01/2013 to 12/31/2013                                     $12.52721        $16.31485             509
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Multi-Asset Portfolio
 formerly, AST Horizon Moderate Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                                    $10.08932         $7.62472          17,788
    01/01/2009 to 12/31/2009                                      $7.62472         $9.26843          25,884
    01/01/2010 to 12/31/2010                                      $9.26843        $10.19024          25,837
    01/01/2011 to 12/31/2011                                     $10.19024         $9.98865          20,411
    01/01/2012 to 12/31/2012                                      $9.98865        $10.83739          22,745
    01/01/2013 to 12/31/2013                                     $10.83739        $11.72552          21,784
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Small-Cap Value Portfolio
    07/21/2008* to 12/31/2008                                    $10.03366         $7.64560               0
    01/01/2009 to 12/31/2009                                      $7.64560         $9.55478               0
    01/01/2010 to 12/31/2010                                      $9.55478        $11.93314               0
    01/01/2011 to 12/31/2011                                     $11.93314        $11.90982               0
    01/01/2012 to 12/31/2012                                     $11.90982        $13.57433               0
    01/01/2013 to 12/31/2013                                     $13.57433        $18.56396               0

                                                                                               Number of
                                                           Accumulation     Accumulation      Accumulation
                                                           Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                            Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------
AST Herndon Large-Cap Value Portfolio
 formerly, AST BlackRock Value Portfolio
    07/30/2007* to 12/31/2007                                $10.07803         $9.82154              0
    01/01/2008 to 12/31/2008                                  $9.82154         $6.06690              0
    01/01/2009 to 12/31/2009                                  $6.06690         $7.06845            139
    01/01/2010 to 12/31/2010                                  $7.06845         $7.83029            104
    01/01/2011 to 12/31/2011                                  $7.83029         $7.67662             78
    01/01/2012 to 12/31/2012                                  $7.67662         $8.57635             80
    01/01/2013 to 12/31/2013                                  $8.57635        $11.37535             26
--------------------------------------------------------------------------------------------------------------
AST High Yield Portfolio
    07/30/2007* to 12/31/2007                                $10.01108        $10.53352              0
    01/01/2008 to 12/31/2008                                 $10.53352         $7.72692             64
    01/01/2009 to 12/31/2009                                  $7.72692        $10.31917             64
    01/01/2010 to 12/31/2010                                 $10.31917        $11.53876          3,579
    01/01/2011 to 12/31/2011                                 $11.53876        $11.72900            596
    01/01/2012 to 12/31/2012                                 $11.72900        $13.15845          1,729
    01/01/2013 to 12/31/2013                                 $13.15845        $13.89463            520
--------------------------------------------------------------------------------------------------------------
AST International Growth Portfolio
    07/30/2007* to 12/31/2007                                $10.24213        $11.07952              0
    01/01/2008 to 12/31/2008                                 $11.07952         $5.43245          2,848
    01/01/2009 to 12/31/2009                                  $5.43245         $7.24079          2,024
    01/01/2010 to 12/31/2010                                  $7.24079         $8.16782            922
    01/01/2011 to 12/31/2011                                  $8.16782         $7.00698          1,081
    01/01/2012 to 12/31/2012                                  $7.00698         $8.30903          1,080
    01/01/2013 to 12/31/2013                                  $8.30903         $9.74610            433
--------------------------------------------------------------------------------------------------------------
AST International Value Portfolio
    07/30/2007* to 12/31/2007                                $10.18889        $10.48133            160
    01/01/2008 to 12/31/2008                                 $10.48133         $5.78239          3,050
    01/01/2009 to 12/31/2009                                  $5.78239         $7.43422          3,396
    01/01/2010 to 12/31/2010                                  $7.43422         $8.13590          3,363
    01/01/2011 to 12/31/2011                                  $8.13590         $7.00972          3,325
    01/01/2012 to 12/31/2012                                  $7.00972         $8.05757          2,230
    01/01/2013 to 12/31/2013                                  $8.05757         $9.48379          1,712
--------------------------------------------------------------------------------------------------------------
AST J.P. Morgan Global Thematic Portfolio
    05/01/2008* to 12/31/2008                                $10.11184         $7.14807            828
    01/01/2009 to 12/31/2009                                  $7.14807         $8.92034          1,477
    01/01/2010 to 12/31/2010                                  $8.92034        $10.00264          1,591
    01/01/2011 to 12/31/2011                                 $10.00264         $9.79869          1,069
    01/01/2012 to 12/31/2012                                  $9.79869        $10.96477          1,165
    01/01/2013 to 12/31/2013                                 $10.96477        $12.56131          1,453
--------------------------------------------------------------------------------------------------------------
AST J.P. Morgan International Equity Portfolio
 formerly, AST JPMorgan International Equity Portfolio
    07/30/2007* to 12/31/2007                                $10.18230        $10.35188             81
    01/01/2008 to 12/31/2008                                 $10.35188         $5.97843          1,588
    01/01/2009 to 12/31/2009                                  $5.97843         $8.00343          1,078
    01/01/2010 to 12/31/2010                                  $8.00343         $8.45042            525
    01/01/2011 to 12/31/2011                                  $8.45042         $7.56372            525
    01/01/2012 to 12/31/2012                                  $7.56372         $9.08428              0
    01/01/2013 to 12/31/2013                                  $9.08428        $10.32466              0

                                                                                          Number of
                                                      Accumulation     Accumulation      Accumulation
                                                      Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                       Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------------------------
AST J.P. Morgan Strategic Opportunities Portfolio
    07/30/2007* to 12/31/2007                           $10.08328         $9.70119           5,926
    01/01/2008 to 12/31/2008                             $9.70119         $7.87406          51,021
    01/01/2009 to 12/31/2009                             $7.87406         $9.46570          91,064
    01/01/2010 to 12/31/2010                             $9.46570        $10.00817          93,903
    01/01/2011 to 12/31/2011                            $10.00817         $9.88321          71,276
    01/01/2012 to 12/31/2012                             $9.88321        $10.78047          55,417
    01/01/2013 to 12/31/2013                            $10.78047        $11.79272          43,551
---------------------------------------------------------------------------------------------------------
AST Jennison Large-Cap Growth Portfolio
    11/16/2009* to 12/31/2009                           $10.08416        $10.29292               0
    01/01/2010 to 12/31/2010                            $10.29292        $11.28818               0
    01/01/2011 to 12/31/2011                            $11.28818        $11.19497               0
    01/01/2012 to 12/31/2012                            $11.19497        $12.70410               0
    01/01/2013 to 12/31/2013                            $12.70410        $17.08368               0
---------------------------------------------------------------------------------------------------------
AST Jennison Large-Cap Value Portfolio
    11/16/2009* to 12/31/2009                           $10.14555        $10.30271               0
    01/01/2010 to 12/31/2010                            $10.30271        $11.54334               0
    01/01/2011 to 12/31/2011                            $11.54334        $10.70495               0
    01/01/2012 to 12/31/2012                            $10.70495        $11.94203               0
    01/01/2013 to 12/31/2013                            $11.94203        $15.46305               0
---------------------------------------------------------------------------------------------------------
AST Large-Cap Value Portfolio
    07/30/2007* to 12/31/2007                           $10.09233         $9.56825           1,080
    01/01/2008 to 12/31/2008                             $9.56825         $5.51560           1,077
    01/01/2009 to 12/31/2009                             $5.51560         $6.49008           1,076
    01/01/2010 to 12/31/2010                             $6.49008         $7.23545               0
    01/01/2011 to 12/31/2011                             $7.23545         $6.83026               0
    01/01/2012 to 12/31/2012                             $6.83026         $7.86539               0
    01/01/2013 to 12/31/2013                             $7.86539        $10.83787               0
---------------------------------------------------------------------------------------------------------
AST Loomis Sayles Large-Cap Growth Portfolio
 formerly, AST Marsico Capital Growth Portfolio
    07/30/2007* to 12/31/2007                           $10.13328        $10.83502           1,395
    01/01/2008 to 12/31/2008                            $10.83502         $6.01404           2,929
    01/01/2009 to 12/31/2009                             $6.01404         $7.68834           3,601
    01/01/2010 to 12/31/2010                             $7.68834         $9.07069           3,538
    01/01/2011 to 12/31/2011                             $9.07069         $8.85498           3,466
    01/01/2012 to 12/31/2012                             $8.85498         $9.79386           2,369
    01/01/2013 to 12/31/2013                             $9.79386        $13.18144           2,579
---------------------------------------------------------------------------------------------------------
AST Lord Abbett Core Fixed Income Portfolio
    07/30/2007* to 12/31/2007                           $10.00724        $10.40723               0
    01/01/2008 to 12/31/2008                            $10.40723         $7.86918               0
    01/01/2009 to 12/31/2009                             $7.86918        $10.43532             826
    01/01/2010 to 12/31/2010                            $10.43532        $11.66016             797
    01/01/2011 to 12/31/2011                            $11.66016        $12.65627             764
    01/01/2012 to 12/31/2012                            $12.65627        $13.20808             734
    01/01/2013 to 12/31/2013                            $13.20808        $12.75233             837
---------------------------------------------------------------------------------------------------------
AST MFS Global Equity Portfolio
    07/30/2007* to 12/31/2007                           $10.15667        $10.44129             409
    01/01/2008 to 12/31/2008                            $10.44129         $6.79032           8,688
    01/01/2009 to 12/31/2009                             $6.79032         $8.79760           1,037
    01/01/2010 to 12/31/2010                             $8.79760         $9.71160           1,036
    01/01/2011 to 12/31/2011                             $9.71160         $9.26842           1,036
    01/01/2012 to 12/31/2012                             $9.26842        $11.23837             520
    01/01/2013 to 12/31/2013                            $11.23837        $14.13179             520

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST MFS Growth Portfolio
    07/30/2007* to 12/31/2007                            $10.10878        $10.77409               0
    01/01/2008 to 12/31/2008                             $10.77409         $6.76122               0
    01/01/2009 to 12/31/2009                              $6.76122         $8.28013               0
    01/01/2010 to 12/31/2010                              $8.28013         $9.20054               0
    01/01/2011 to 12/31/2011                              $9.20054         $9.01074               0
    01/01/2012 to 12/31/2012                              $9.01074        $10.39385               0
    01/01/2013 to 12/31/2013                             $10.39385        $13.99889               0
----------------------------------------------------------------------------------------------------------
AST MFS Large-Cap Value Portfolio
    08/20/2012* to 12/31/2012                             $9.99878        $10.20336               0
    01/01/2013 to 12/31/2013                             $10.20336        $13.52099               0
----------------------------------------------------------------------------------------------------------
AST Mid-Cap Value Portfolio
    07/30/2007* to 12/31/2007                            $10.07777         $9.75803               0
    01/01/2008 to 12/31/2008                              $9.75803         $5.94845             620
    01/01/2009 to 12/31/2009                              $5.94845         $8.13925           1,679
    01/01/2010 to 12/31/2010                              $8.13925         $9.91193           1,678
    01/01/2011 to 12/31/2011                              $9.91193         $9.42837           1,677
    01/01/2012 to 12/31/2012                              $9.42837        $10.99880             546
    01/01/2013 to 12/31/2013                             $10.99880        $14.34856             545
----------------------------------------------------------------------------------------------------------
AST Money Market Portfolio
    07/30/2007* to 12/31/2007                            $10.00009        $10.13792           6,546
    01/01/2008 to 12/31/2008                             $10.13792        $10.23870          10,929
    01/01/2009 to 12/31/2009                             $10.23870        $10.11181          18,836
    01/01/2010 to 12/31/2010                             $10.11181         $9.96478          17,831
    01/01/2011 to 12/31/2011                              $9.96478         $9.81941          10,742
    01/01/2012 to 12/31/2012                              $9.81941         $9.67476          15,859
    01/01/2013 to 12/31/2013                              $9.67476         $9.53197           2,017
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman / LSV Mid-Cap Value Portfolio
    07/30/2007* to 12/31/2007                            $10.10489        $10.03366             164
    01/01/2008 to 12/31/2008                             $10.03366         $5.70783           2,005
    01/01/2009 to 12/31/2009                              $5.70783         $7.90899           1,538
    01/01/2010 to 12/31/2010                              $7.90899         $9.61810           1,452
    01/01/2011 to 12/31/2011                              $9.61810         $9.24058           1,422
    01/01/2012 to 12/31/2012                              $9.24058        $10.66287             346
    01/01/2013 to 12/31/2013                             $10.66287        $14.91804             274
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman Core Bond Portfolio
    10/31/2011* to 12/31/2011                            $10.02868        $10.07373               0
    01/01/2012 to 12/31/2012                             $10.07373        $10.40803               0
    01/01/2013 to 12/31/2013                             $10.40803         $9.96349               0
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Growth Portfolio
    07/30/2007* to 12/31/2007                            $10.15855        $10.51047               0
    01/01/2008 to 12/31/2008                             $10.51047         $5.88338             206
    01/01/2009 to 12/31/2009                              $5.88338         $7.52300             316
    01/01/2010 to 12/31/2010                              $7.52300         $9.53713             233
    01/01/2011 to 12/31/2011                              $9.53713         $9.55460             199
    01/01/2012 to 12/31/2012                              $9.55460        $10.57860             124
    01/01/2013 to 12/31/2013                             $10.57860        $13.82080              57
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman Small-Cap Growth Portfolio
    07/30/2007* to 12/31/2007                            $10.05157        $11.24772              73
    01/01/2008 to 12/31/2008                             $11.24772         $6.36737             507
    01/01/2009 to 12/31/2009                              $6.36737         $7.68860             569
    01/01/2010 to 12/31/2010                              $7.68860         $9.11006             552
    01/01/2011 to 04/29/2011                              $9.11006        $10.22410               0

                                                                                               Number of
                                                           Accumulation     Accumulation      Accumulation
                                                           Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                            Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------
AST New Discovery Asset Allocation Portfolio
    04/30/2012* to 12/31/2012                                 $9.99878        $10.33580             533
    01/01/2013 to 12/31/2013                                 $10.33580        $12.10896             285
--------------------------------------------------------------------------------------------------------------
AST Parametric Emerging Markets Equity Portfolio
    07/21/2008* to 12/31/2008                                $10.10152         $5.57836               0
    01/01/2009 to 12/31/2009                                  $5.57836         $9.15131           2,177
    01/01/2010 to 12/31/2010                                  $9.15131        $11.02373             949
    01/01/2011 to 12/31/2011                                 $11.02373         $8.65913             832
    01/01/2012 to 12/31/2012                                  $8.65913        $10.06026               0
    01/01/2013 to 12/31/2013                                 $10.06026         $9.93349               0
--------------------------------------------------------------------------------------------------------------
AST PIMCO Limited Maturity Bond Portfolio
    07/30/2007* to 12/31/2007                                 $9.99878        $10.35253               0
    01/01/2008 to 12/31/2008                                 $10.35253        $10.31309           9,233
    01/01/2009 to 12/31/2009                                 $10.31309        $11.19983           5,110
    01/01/2010 to 12/31/2010                                 $11.19983        $11.46443           2,532
    01/01/2011 to 12/31/2011                                 $11.46443        $11.54901           1,923
    01/01/2012 to 12/31/2012                                 $11.54901        $11.91219           1,320
    01/01/2013 to 12/31/2013                                 $11.91219        $11.48080             431
--------------------------------------------------------------------------------------------------------------
AST PIMCO Total Return Bond Portfolio
    07/30/2007* to 12/31/2007                                 $9.99015        $10.61317           1,813
    01/01/2008 to 12/31/2008                                 $10.61317        $10.21996          13,017
    01/01/2009 to 12/31/2009                                 $10.21996        $11.73265           8,123
    01/01/2010 to 12/31/2010                                 $11.73265        $12.45111           7,252
    01/01/2011 to 12/31/2011                                 $12.45111        $12.65692           7,159
    01/01/2012 to 12/31/2012                                 $12.65692        $13.63177           4,925
    01/01/2013 to 12/31/2013                                 $13.63177        $13.18325           1,557
--------------------------------------------------------------------------------------------------------------
AST Preservation Asset Allocation Portfolio
    07/30/2007* to 12/31/2007                                $10.05254        $10.50250          15,721
    01/01/2008 to 12/31/2008                                 $10.50250         $8.33099         188,702
    01/01/2009 to 12/31/2009                                  $8.33099         $9.85231         261,340
    01/01/2010 to 12/31/2010                                  $9.85231        $10.73264         248,407
    01/01/2011 to 12/31/2011                                 $10.73264        $10.67932         221,353
    01/01/2012 to 12/31/2012                                 $10.67932        $11.61253         171,439
    01/01/2013 to 12/31/2013                                 $11.61253        $12.49455         133,092
--------------------------------------------------------------------------------------------------------------
AST Prudential Core Bond Portfolio
    10/31/2011* to 12/31/2011                                $10.01869        $10.07365               0
    01/01/2012 to 12/31/2012                                 $10.07365        $10.63000               0
    01/01/2013 to 12/31/2013                                 $10.63000        $10.23047               0
--------------------------------------------------------------------------------------------------------------
AST Prudential Growth Allocation Portfolio
 formerly, AST First Trust Capital Appreciation Target
 Portfolio
    07/30/2007* to 12/31/2007                                $10.12468        $10.57296           8,727
    01/01/2008 to 12/31/2008                                 $10.57296         $6.17596         244,916
    01/01/2009 to 12/31/2009                                  $6.17596         $7.66499         594,318
    01/01/2010 to 12/31/2010                                  $7.66499         $8.98792         843,988
    01/01/2011 to 12/31/2011                                  $8.98792         $8.30480         416,597
    01/01/2012 to 12/31/2012                                  $8.30480         $9.23898         541,334
    01/01/2013 to 12/31/2013                                  $9.23898        $10.65198         554,714
--------------------------------------------------------------------------------------------------------------
AST QMA Emerging Markets Equity Portfolio
    02/25/2013* to 12/31/2013                                 $9.99877         $9.61665               0
--------------------------------------------------------------------------------------------------------------
AST QMA Large-Cap Portfolio
    04/29/2013* to 12/31/2013                                 $9.99877        $11.69061               0

                                                                                               Number of
                                                           Accumulation     Accumulation      Accumulation
                                                           Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                            Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------
AST QMA US Equity Alpha Portfolio
    07/30/2007* to 12/31/2007                                $10.08346         $9.75661             349
    01/01/2008 to 12/31/2008                                  $9.75661         $5.89074           9,045
    01/01/2009 to 12/31/2009                                  $5.89074         $7.07001             570
    01/01/2010 to 12/31/2010                                  $7.07001         $8.01363             569
    01/01/2011 to 12/31/2011                                  $8.01363         $8.16814             569
    01/01/2012 to 12/31/2012                                  $8.16814         $9.56031             568
    01/01/2013 to 12/31/2013                                  $9.56031        $12.47309             568
--------------------------------------------------------------------------------------------------------------
AST Quantitative Modeling Portfolio
    05/02/2011* to 12/31/2011                                 $9.99877         $8.91023               0
    01/01/2012 to 12/31/2012                                  $8.91023         $9.93326               0
    01/01/2013 to 12/31/2013                                  $9.93326        $11.97809               0
--------------------------------------------------------------------------------------------------------------
AST RCM World Trends Portfolio
 formerly, AST CLS Moderate Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                                $10.08114         $7.35523           8,946
    01/01/2009 to 12/31/2009                                  $7.35523         $8.94120          27,885
    01/01/2010 to 12/31/2010                                  $8.94120         $9.85881          26,418
    01/01/2011 to 12/31/2011                                  $9.85881         $9.53676          22,491
    01/01/2012 to 12/31/2012                                  $9.53676        $10.36157          18,365
    01/01/2013 to 12/31/2013                                 $10.36157        $11.47816          11,937
--------------------------------------------------------------------------------------------------------------
AST Schroders Global Tactical Portfolio
    05/01/2008* to 12/31/2008                                $10.09932         $6.70554           8,144
    01/01/2009 to 12/31/2009                                  $6.70554         $8.38012           8,650
    01/01/2010 to 12/31/2010                                  $8.38012         $9.44028           5,293
    01/01/2011 to 12/31/2011                                  $9.44028         $9.07863           3,544
    01/01/2012 to 12/31/2012                                  $9.07863        $10.36646          13,138
    01/01/2013 to 12/31/2013                                 $10.36646        $12.05754          12,098
--------------------------------------------------------------------------------------------------------------
AST Schroders Multi-Asset World Strategies Portfolio
    07/30/2007* to 12/31/2007                                $10.08222        $10.42652               0
    01/01/2008 to 12/31/2008                                 $10.42652         $7.17097          21,101
    01/01/2009 to 12/31/2009                                  $7.17097         $9.00157          44,678
    01/01/2010 to 12/31/2010                                  $9.00157         $9.91585          47,755
    01/01/2011 to 12/31/2011                                  $9.91585         $9.43900          39,663
    01/01/2012 to 12/31/2012                                  $9.43900        $10.33478          50,865
    01/01/2013 to 12/31/2013                                 $10.33478        $11.64804          31,874
--------------------------------------------------------------------------------------------------------------
AST Small-Cap Growth Portfolio
    07/30/2007* to 12/31/2007                                $10.09687         $9.87873               0
    01/01/2008 to 12/31/2008                                  $9.87873         $6.32631             123
    01/01/2009 to 12/31/2009                                  $6.32631         $8.34608             103
    01/01/2010 to 12/31/2010                                  $8.34608        $11.21701              66
    01/01/2011 to 12/31/2011                                 $11.21701        $10.94299              61
    01/01/2012 to 12/31/2012                                 $10.94299        $12.09353              58
    01/01/2013 to 12/31/2013                                 $12.09353        $16.10539              34
--------------------------------------------------------------------------------------------------------------
AST Small-Cap Value Portfolio
    07/30/2007* to 12/31/2007                                $10.09300         $9.46174               0
    01/01/2008 to 12/31/2008                                  $9.46174         $6.55164             879
    01/01/2009 to 12/31/2009                                  $6.55164         $8.19749           1,451
    01/01/2010 to 12/31/2010                                  $8.19749        $10.17554           1,409
    01/01/2011 to 12/31/2011                                 $10.17554         $9.42601           1,388
    01/01/2012 to 12/31/2012                                  $9.42601        $10.97278             282
    01/01/2013 to 12/31/2013                                 $10.97278        $14.85360             239

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST T. Rowe Price Asset Allocation Portfolio
    07/30/2007* to 12/31/2007                            $10.07001        $10.21138             817
    01/01/2008 to 12/31/2008                             $10.21138         $7.45021          29,402
    01/01/2009 to 12/31/2009                              $7.45021         $9.11168          64,679
    01/01/2010 to 12/31/2010                              $9.11168        $10.01224          65,983
    01/01/2011 to 12/31/2011                             $10.01224        $10.05986          60,257
    01/01/2012 to 12/31/2012                             $10.05986        $11.24841          61,683
    01/01/2013 to 12/31/2013                             $11.24841        $12.94742          55,317
----------------------------------------------------------------------------------------------------------
AST T. Rowe Price Equity Income Portfolio
    07/30/2007* to 12/31/2007                            $10.09111         $9.49328               0
    01/01/2008 to 12/31/2008                              $9.49328         $5.43545             601
    01/01/2009 to 12/31/2009                              $5.43545         $6.62933             601
    01/01/2010 to 12/31/2010                              $6.62933         $7.39612             600
    01/01/2011 to 12/31/2011                              $7.39612         $7.16740             600
    01/01/2012 to 12/31/2012                              $7.16740         $8.27934             599
    01/01/2013 to 12/31/2013                              $8.27934        $10.57829             599
----------------------------------------------------------------------------------------------------------
AST T. Rowe Price Large-Cap Growth Portfolio
    07/30/2007* to 12/31/2007                            $10.14558        $10.08574           1,053
    01/01/2008 to 12/31/2008                             $10.08574         $5.90554           2,251
    01/01/2009 to 12/31/2009                              $5.90554         $8.92350           2,877
    01/01/2010 to 12/31/2010                              $8.92350        $10.18149           1,786
    01/01/2011 to 12/31/2011                             $10.18149         $9.86091           1,779
    01/01/2012 to 12/31/2012                              $9.86091        $11.42292           1,402
    01/01/2013 to 12/31/2013                             $11.42292        $16.20852              39
----------------------------------------------------------------------------------------------------------
AST T. Rowe Price Natural Resources Portfolio
    07/30/2007* to 12/31/2007                            $10.18054        $11.64962             494
    01/01/2008 to 12/31/2008                             $11.64962         $5.74017           4,203
    01/01/2009 to 12/31/2009                              $5.74017         $8.44609           5,499
    01/01/2010 to 12/31/2010                              $8.44609        $10.02311           3,643
    01/01/2011 to 12/31/2011                             $10.02311         $8.40188           3,680
    01/01/2012 to 12/31/2012                              $8.40188         $8.57677           3,922
    01/01/2013 to 12/31/2013                              $8.57677         $9.74955           3,828
----------------------------------------------------------------------------------------------------------
AST Templeton Global Bond Portfolio
 formerly, AST T. Rowe Price Global Bond Portfolio
    07/30/2007* to 12/31/2007                            $10.00720        $10.61932             159
    01/01/2008 to 12/31/2008                             $10.61932        $10.20756           2,627
    01/01/2009 to 12/31/2009                             $10.20756        $11.27487           5,501
    01/01/2010 to 12/31/2010                             $11.27487        $11.74596           4,851
    01/01/2011 to 12/31/2011                             $11.74596        $12.04961           4,738
    01/01/2012 to 12/31/2012                             $12.04961        $12.49139           1,620
    01/01/2013 to 12/31/2013                             $12.49139        $11.84456           1,414
----------------------------------------------------------------------------------------------------------
AST Wellington Management Hedged Equity Portfolio
    07/30/2007* to 12/31/2007                            $10.13036        $10.36673              23
    01/01/2008 to 12/31/2008                             $10.36673         $5.89032           9,337
    01/01/2009 to 12/31/2009                              $5.89032         $7.45305           8,924
    01/01/2010 to 12/31/2010                              $7.45305         $8.41749           8,099
    01/01/2011 to 12/31/2011                              $8.41749         $8.00650           7,879
    01/01/2012 to 12/31/2012                              $8.00650         $8.75617           8,142
    01/01/2013 to 12/31/2013                              $8.75617        $10.39530           9,993

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST Western Asset Core Plus Bond Portfolio
    11/19/2007* to 12/31/2007                                $9.99878         $9.98165               0
    01/01/2008 to 12/31/2008                                 $9.98165         $9.32155               0
    01/01/2009 to 12/31/2009                                 $9.32155        $10.25168               0
    01/01/2010 to 12/31/2010                                $10.25168        $10.88762               0
    01/01/2011 to 12/31/2011                                $10.88762        $11.37290               0
    01/01/2012 to 12/31/2012                                $11.37290        $12.08434               0
    01/01/2013 to 12/31/2013                                $12.08434        $11.72777               0
-------------------------------------------------------------------------------------------------------------
AST Western Asset Emerging Markets Debt Portfolio
    08/20/2012* to 12/31/2012                                $9.99878        $10.39229               0
    01/01/2013 to 12/31/2013                                $10.39229         $9.40559               0
-------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Founding Funds Allocation Fund
    05/01/2008* to 12/31/2008                               $10.07816         $6.65060          20,066
    01/01/2009 to 12/31/2009                                 $6.65060         $8.52206          54,865
    01/01/2010 to 12/31/2010                                 $8.52206         $9.25566          51,668
    01/01/2011 to 12/31/2011                                 $9.25566         $8.96647          41,470
    01/01/2012 to 09/21/2012                                 $8.96647        $10.05804               0
-------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods Portfolio
    05/01/2008* to 12/31/2008                               $10.08904         $7.68001               0
    01/01/2009 to 12/31/2009                                 $7.68001         $9.19810               0
    01/01/2010 to 12/31/2010                                 $9.19810        $10.63535               0
    01/01/2011 to 12/31/2011                                $10.63535        $11.20603               0
    01/01/2012 to 12/31/2012                                $11.20603        $12.23880               0
    01/01/2013 to 12/31/2013                                $12.23880        $15.48833               0
-------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services
    05/01/2008* to 12/31/2008                               $10.26805         $7.05023               0
    01/01/2009 to 12/31/2009                                 $7.05023         $9.08555               0
    01/01/2010 to 12/31/2010                                 $9.08555        $10.86563               0
    01/01/2011 to 12/31/2011                                $10.86563        $11.29384               0
    01/01/2012 to 12/31/2012                                $11.29384        $13.58527               0
    01/01/2013 to 12/31/2013                                $13.58527        $18.72055               0
-------------------------------------------------------------------------------------------------------------
ProFund VP Financials
    05/01/2008* to 12/31/2008                               $10.38575         $5.27795               0
    01/01/2009 to 12/31/2009                                 $5.27795         $5.98034               0
    01/01/2010 to 12/31/2010                                 $5.98034         $6.53580              77
    01/01/2011 to 12/31/2011                                 $6.53580         $5.54848             485
    01/01/2012 to 12/31/2012                                 $5.54848         $6.81799             529
    01/01/2013 to 12/31/2013                                 $6.81799         $8.87180             485
-------------------------------------------------------------------------------------------------------------
ProFund VP Health Care
    05/01/2008* to 12/31/2008                               $10.15197         $8.34539               0
    01/01/2009 to 12/31/2009                                 $8.34539         $9.82975               0
    01/01/2010 to 12/31/2010                                 $9.82975         $9.95975              49
    01/01/2011 to 12/31/2011                                 $9.95975        $10.80492             305
    01/01/2012 to 12/31/2012                                $10.80492        $12.49741             278
    01/01/2013 to 12/31/2013                                $12.49741        $17.20771             265
-------------------------------------------------------------------------------------------------------------
ProFund VP Industrials
    05/01/2008* to 12/31/2008                               $10.16548         $6.10363               0
    01/01/2009 to 12/31/2009                                 $6.10363         $7.46247               0
    01/01/2010 to 12/31/2010                                 $7.46247         $9.09813               0
    01/01/2011 to 12/31/2011                                 $9.09813         $8.80361               0
    01/01/2012 to 12/31/2012                                 $8.80361        $10.04334               0
    01/01/2013 to 12/31/2013                                $10.04334        $13.67333               0

                                                                         Number of
                                     Accumulation     Accumulation      Accumulation
                                     Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                      Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth
    05/01/2008* to 12/31/2008          $10.11070         $6.72389             0
    01/01/2009 to 12/31/2009            $6.72389         $8.59400             0
    01/01/2010 to 12/31/2010            $8.59400         $9.58321             0
    01/01/2011 to 12/31/2011            $9.58321         $9.73711             0
    01/01/2012 to 12/31/2012            $9.73711        $10.81276             0
    01/01/2013 to 12/31/2013           $10.81276        $13.91943             0
----------------------------------------------------------------------------------------
ProFund VP Large-Cap Value
    05/01/2008* to 12/31/2008          $10.24148         $6.27859             0
    01/01/2009 to 12/31/2009            $6.27859         $7.38976             0
    01/01/2010 to 12/31/2010            $7.38976         $8.21923             0
    01/01/2011 to 12/31/2011            $8.21923         $7.99418             0
    01/01/2012 to 12/31/2012            $7.99418         $9.09024             0
    01/01/2013 to 12/31/2013            $9.09024        $11.63293             0
----------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth
    05/01/2008* to 12/31/2008          $10.07248         $6.20657             0
    01/01/2009 to 12/31/2009            $6.20657         $8.45773             0
    01/01/2010 to 12/31/2010            $8.45773        $10.70048             0
    01/01/2011 to 12/31/2011           $10.70048        $10.23726             0
    01/01/2012 to 12/31/2012           $10.23726        $11.63683             0
    01/01/2013 to 12/31/2013           $11.63683        $14.96427             0
----------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value
    05/01/2008* to 12/31/2008          $10.18846         $6.47128             0
    01/01/2009 to 12/31/2009            $6.47128         $8.34377           438
    01/01/2010 to 12/31/2010            $8.34377         $9.90148           437
    01/01/2011 to 12/31/2011            $9.90148         $9.37230           436
    01/01/2012 to 12/31/2012            $9.37230        $10.76286           435
    01/01/2013 to 12/31/2013           $10.76286        $14.01366             0
----------------------------------------------------------------------------------------
ProFund VP Real Estate
    05/01/2008* to 12/31/2008          $10.25896         $5.52426             0
    01/01/2009 to 12/31/2009            $5.52426         $6.96089             0
    01/01/2010 to 12/31/2010            $6.96089         $8.55119             0
    01/01/2011 to 12/31/2011            $8.55119         $8.82499             0
    01/01/2012 to 12/31/2012            $8.82499        $10.18714             0
    01/01/2013 to 12/31/2013           $10.18714        $10.04560             0
----------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth
    05/01/2008* to 12/31/2008          $10.11361         $6.81715             0
    01/01/2009 to 12/31/2009            $6.81715         $8.47395             0
    01/01/2010 to 12/31/2010            $8.47395        $10.49624             0
    01/01/2011 to 12/31/2011           $10.49624        $10.47373             0
    01/01/2012 to 12/31/2012           $10.47373        $11.60644             0
    01/01/2013 to 12/31/2013           $11.60644        $16.05736             0
----------------------------------------------------------------------------------------
ProFund VP Small-Cap Value
    05/01/2008* to 12/31/2008          $10.22860         $7.18694             0
    01/01/2009 to 12/31/2009            $7.18694         $8.52515             0
    01/01/2010 to 12/31/2010            $8.52515        $10.25540             0
    01/01/2011 to 12/31/2011           $10.25540         $9.68939             0
    01/01/2012 to 12/31/2012            $9.68939        $11.08807             0
    01/01/2013 to 12/31/2013           $11.08807        $15.03969             0

                                                                         Number of
                                     Accumulation     Accumulation      Accumulation
                                     Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                      Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------
ProFund VP Telecommunications
    05/01/2008* to 12/31/2008          $10.27818         $7.27659              0
    01/01/2009 to 12/31/2009            $7.27659         $7.69368              0
    01/01/2010 to 12/31/2010            $7.69368         $8.76879             68
    01/01/2011 to 12/31/2011            $8.76879         $8.80057            356
    01/01/2012 to 12/31/2012            $8.80057        $10.10208            345
    01/01/2013 to 12/31/2013           $10.10208        $11.15371            328
----------------------------------------------------------------------------------------
ProFund VP Utilities
    05/01/2008* to 12/31/2008          $10.09863         $7.22324              0
    01/01/2009 to 12/31/2009            $7.22324         $7.88038          3,642
    01/01/2010 to 12/31/2010            $7.88038         $8.22571          5,357
    01/01/2011 to 12/31/2011            $8.22571         $9.52320          5,238
    01/01/2012 to 12/31/2012            $9.52320         $9.39517          1,937
    01/01/2013 to 12/31/2013            $9.39517        $10.48844          1,936



 *  Denotes the start date of these sub-accounts


                      ALLSTATE RETIREMENT ACCESS L SERIES
                        Allstate Life Insurance Company
                                   Prospectus

 ACCUMULATION UNIT VALUES: With TrueAccumulation HD 60 bps and Combo 5%/HAV 80
                                  bps (2.90%)



                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST Academic Strategies Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                             $10.02447        $12.15321            0
    01/01/2010 to 12/31/2010                             $12.15321        $13.22337            0
    01/01/2011 to 12/31/2011                             $13.22337        $12.50903            0
    01/01/2012 to 12/31/2012                             $12.50903        $13.68295            0
    01/01/2013 to 12/31/2013                             $13.68295        $14.62294            0
----------------------------------------------------------------------------------------------------------
AST Advanced Strategies Portfolio
    05/01/2009 to 12/31/2009                             $10.03681        $12.34923            0
    01/01/2010 to 12/31/2010                             $12.34923        $13.64580            0
    01/01/2011 to 12/31/2011                             $13.64580        $13.27618            0
    01/01/2012 to 12/31/2012                             $13.27618        $14.66169            0
    01/01/2013 to 12/31/2013                             $14.66169        $16.60703            0
----------------------------------------------------------------------------------------------------------
AST American Century Income & Growth Portfolio
    05/01/2009 to 12/31/2009                             $10.07547        $12.39708            0
    01/01/2010 to 12/31/2010                             $12.39708        $13.71551            0
    01/01/2011 to 12/31/2011                             $13.71551        $13.80510            0
    01/01/2012 to 05/04/2012                             $13.80510        $14.93832            0
----------------------------------------------------------------------------------------------------------
AST Balanced Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                             $10.02328        $11.97898            0
    01/01/2010 to 12/31/2010                             $11.97898        $13.07444            0
    01/01/2011 to 12/31/2011                             $13.07444        $12.55161            0
    01/01/2012 to 12/31/2012                             $12.55161        $13.71838            0
    01/01/2013 to 12/31/2013                             $13.71838        $15.68376            0
----------------------------------------------------------------------------------------------------------
AST BlackRock Global Strategies Portfolio
    05/02/2011* to 12/31/2011                             $9.99765         $9.09341            0
    01/01/2012 to 12/31/2012                              $9.09341         $9.88744            0
    01/01/2013 to 12/31/2013                              $9.88744        $10.65121            0

                                                                                             Number of
                                                         Accumulation     Accumulation      Accumulation
                                                         Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                          Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------
AST BlackRock iShares ETF Portfolio
    04/29/2013* to 12/31/2013                               $9.99765        $10.41465            0
------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2016
    05/01/2009 to 12/31/2009                                $9.93799         $9.55931            0
    01/01/2010 to 12/31/2010                                $9.55931        $10.27205            0
    01/01/2011 to 12/31/2011                               $10.27205        $10.94497            0
    01/01/2012 to 12/31/2012                               $10.94497        $11.07839            0
    01/01/2013 to 12/31/2013                               $11.07839        $10.69168            0
------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2018
    05/01/2009 to 12/31/2009                                $9.92242         $9.62510            0
    01/01/2010 to 12/31/2010                                $9.62510        $10.39978            0
    01/01/2011 to 12/31/2011                               $10.39978        $11.47933            0
    01/01/2012 to 12/31/2012                               $11.47933        $11.79241            0
    01/01/2013 to 12/31/2013                               $11.79241        $11.09936            0
------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2019
    05/01/2009 to 12/31/2009                                $9.90520         $9.52622            0
    01/01/2010 to 12/31/2010                                $9.52622        $10.30913            0
    01/01/2011 to 12/31/2011                               $10.30913        $11.61904            0
    01/01/2012 to 12/31/2012                               $11.61904        $11.95213            0
    01/01/2013 to 12/31/2013                               $11.95213        $11.05353            0
------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2020
    05/01/2009 to 12/31/2009                                $9.88391         $9.20282            0
    01/01/2010 to 12/31/2010                                $9.20282        $10.00228            0
    01/01/2011 to 12/31/2011                               $10.00228        $11.53598            0
    01/01/2012 to 12/31/2012                               $11.53598        $11.91828            0
    01/01/2013 to 12/31/2013                               $11.91828        $10.82716            0
------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2021
    01/04/2010* to 12/31/2010                               $9.99686        $10.89381            0
    01/01/2011 to 12/31/2011                               $10.89381        $12.73622            0
    01/01/2012 to 12/31/2012                               $12.73622        $13.21704            0
    01/01/2013 to 12/31/2013                               $13.21704        $11.94464            0
------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2022
    01/03/2011* to 12/31/2011                               $9.99765        $11.89588            0
    01/01/2012 to 12/31/2012                               $11.89588        $12.23551            0
    01/01/2013 to 12/31/2013                               $12.23551        $10.73134            0
------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2023
    01/03/2012* to 12/31/2012                               $9.99687        $10.29051            0
    01/01/2013 to 12/31/2013                               $10.29051         $8.98005            0
------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2024
    01/02/2013* to 12/31/2013                               $9.99843         $8.65830            0
------------------------------------------------------------------------------------------------------------
AST Capital Growth Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                               $10.03859        $12.24643            0
    01/01/2010 to 12/31/2010                               $12.24643        $13.49271            0
    01/01/2011 to 12/31/2011                               $13.49271        $12.79432            0
    01/01/2012 to 12/31/2012                               $12.79432        $14.13876            0
    01/01/2013 to 12/31/2013                               $14.13876        $16.85610            0
------------------------------------------------------------------------------------------------------------
AST ClearBridge Dividend Growth Portfolio
 formerly, AST Clearbridge Dividend Growth Portfolio
    02/25/2013* to 12/31/2013                               $9.99765        $11.54415            0

                                                                                                   Number of
                                                               Accumulation     Accumulation      Accumulation
                                                               Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------------
AST Cohen & Steers Realty Portfolio
    05/01/2009 to 12/31/2009                                      $9.61460        $14.43676            0
    01/01/2010 to 12/31/2010                                     $14.43676        $18.05513            0
    01/01/2011 to 12/31/2011                                     $18.05513        $18.70280            0
    01/01/2012 to 12/31/2012                                     $18.70280        $20.96342            0
    01/01/2013 to 12/31/2013                                     $20.96342        $21.00997            0
------------------------------------------------------------------------------------------------------------------
AST Defensive Asset Allocation Portfolio
    04/29/2013* to 12/31/2013                                     $9.99765         $9.61039            0
------------------------------------------------------------------------------------------------------------------
AST Federated Aggressive Growth Portfolio
    05/01/2009 to 12/31/2009                                      $9.98042        $12.91660            0
    01/01/2010 to 12/31/2010                                     $12.91660        $16.63763            0
    01/01/2011 to 12/31/2011                                     $16.63763        $14.04858            0
    01/01/2012 to 12/31/2012                                     $14.04858        $16.39181            0
    01/01/2013 to 12/31/2013                                     $16.39181        $22.43028            0
------------------------------------------------------------------------------------------------------------------
AST FI Pyramis(R) Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                     $10.02669        $11.90909            0
    01/01/2010 to 12/31/2010                                     $11.90909        $13.11500            0
    01/01/2011 to 12/31/2011                                     $13.11500        $12.43033            0
    01/01/2012 to 12/31/2012                                     $12.43033        $13.72590            0
    01/01/2013 to 12/31/2013                                     $13.72590        $15.90279            0
------------------------------------------------------------------------------------------------------------------
AST First Trust Balanced Target Portfolio
    05/01/2009 to 12/31/2009                                     $10.01295        $12.23324            0
    01/01/2010 to 12/31/2010                                     $12.23324        $13.59564            0
    01/01/2011 to 12/31/2011                                     $13.59564        $13.01379            0
    01/01/2012 to 12/31/2012                                     $13.01379        $13.99067            0
    01/01/2013 to 12/31/2013                                     $13.99067        $15.60260            0
------------------------------------------------------------------------------------------------------------------
AST Franklin Templeton Founding Funds Allocation Portfolio
    04/30/2012* to 12/31/2012                                     $9.99765        $10.66129            0
    01/01/2013 to 12/31/2013                                     $10.66129        $12.89592            0
------------------------------------------------------------------------------------------------------------------
AST Franklin Templeton Founding Funds Plus Portfolio
    04/29/2013* to 12/31/2013                                     $9.99765        $10.72856            0
------------------------------------------------------------------------------------------------------------------
AST Global Real Estate Portfolio
    05/01/2009 to 12/31/2009                                      $9.85922        $13.86353            0
    01/01/2010 to 12/31/2010                                     $13.86353        $16.19384            0
    01/01/2011 to 12/31/2011                                     $16.19384        $14.94445            0
    01/01/2012 to 12/31/2012                                     $14.94445        $18.41459            0
    01/01/2013 to 12/31/2013                                     $18.41459        $18.67281            0
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Concentrated Growth Portfolio
    05/01/2009 to 12/31/2009                                     $10.04641        $12.77319            0
    01/01/2010 to 12/31/2010                                     $12.77319        $13.68981            0
    01/01/2011 to 12/31/2011                                     $13.68981        $12.77753            0
    01/01/2012 to 12/31/2012                                     $12.77753        $14.87046            0
    01/01/2013 to 12/31/2013                                     $14.87046        $18.74854            0
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Large-Cap Value Portfolio
    05/01/2009 to 12/31/2009                                     $10.12442        $12.14148            0
    01/01/2010 to 12/31/2010                                     $12.14148        $13.31934            0
    01/01/2011 to 12/31/2011                                     $13.31934        $12.22958            0
    01/01/2012 to 12/31/2012                                     $12.22958        $14.22103            0
    01/01/2013 to 12/31/2013                                     $14.22103        $18.45534            0

                                                                                                   Number of
                                                               Accumulation     Accumulation      Accumulation
                                                               Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Mid-Cap Growth Portfolio
    05/01/2009 to 12/31/2009                                     $10.05946        $13.41518            0
    01/01/2010 to 12/31/2010                                     $13.41518        $15.62134            0
    01/01/2011 to 12/31/2011                                     $15.62134        $14.72914            0
    01/01/2012 to 12/31/2012                                     $14.72914        $17.12011            0
    01/01/2013 to 12/31/2013                                     $17.12011        $21.99278            0
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Multi-Asset Portfolio
 formerly, AST Horizon Moderate Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                     $10.02447        $11.79813            0
    01/01/2010 to 12/31/2010                                     $11.79813        $12.79497            0
    01/01/2011 to 12/31/2011                                     $12.79497        $12.37140            0
    01/01/2012 to 12/31/2012                                     $12.37140        $13.23934            0
    01/01/2013 to 12/31/2013                                     $13.23934        $14.12923            0
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Small-Cap Value Portfolio
    05/01/2009 to 12/31/2009                                      $9.95299        $12.69329            0
    01/01/2010 to 12/31/2010                                     $12.69329        $15.63705            0
    01/01/2011 to 12/31/2011                                     $15.63705        $15.39414            0
    01/01/2012 to 12/31/2012                                     $15.39414        $17.30608            0
    01/01/2013 to 12/31/2013                                     $17.30608        $23.34543            0
------------------------------------------------------------------------------------------------------------------
AST Herndon Large-Cap Value Portfolio
 formerly, AST BlackRock Value Portfolio
    05/01/2009 to 12/31/2009                                     $10.09806        $12.69096            0
    01/01/2010 to 12/31/2010                                     $12.69096        $13.86735            0
    01/01/2011 to 12/31/2011                                     $13.86735        $13.41025            0
    01/01/2012 to 12/31/2012                                     $13.41025        $14.77749            0
    01/01/2013 to 12/31/2013                                     $14.77749        $19.33355            0
------------------------------------------------------------------------------------------------------------------
AST High Yield Portfolio
    05/01/2009 to 12/31/2009                                     $10.01688        $12.45163            0
    01/01/2010 to 12/31/2010                                     $12.45163        $13.73369            0
    01/01/2011 to 12/31/2011                                     $13.73369        $13.77031            0
    01/01/2012 to 12/31/2012                                     $13.77031        $15.23758            0
    01/01/2013 to 12/31/2013                                     $15.23758        $15.87076            0
------------------------------------------------------------------------------------------------------------------
AST International Growth Portfolio
    05/01/2009 to 12/31/2009                                     $10.14301        $13.20274            0
    01/01/2010 to 12/31/2010                                     $13.20274        $14.69040            0
    01/01/2011 to 12/31/2011                                     $14.69040        $12.43113            0
    01/01/2012 to 12/31/2012                                     $12.43113        $14.53992            0
    01/01/2013 to 12/31/2013                                     $14.53992        $16.82224            0
------------------------------------------------------------------------------------------------------------------
AST International Value Portfolio
    05/01/2009 to 12/31/2009                                     $10.11751        $13.03502            0
    01/01/2010 to 12/31/2010                                     $13.03502        $14.07124            0
    01/01/2011 to 12/31/2011                                     $14.07124        $11.95834            0
    01/01/2012 to 12/31/2012                                     $11.95834        $13.55812            0
    01/01/2013 to 12/31/2013                                     $13.55812        $15.74039            0
------------------------------------------------------------------------------------------------------------------
AST J.P. Morgan Global Thematic Portfolio
    05/01/2009 to 12/31/2009                                     $10.04082        $12.18477            0
    01/01/2010 to 12/31/2010                                     $12.18477        $13.47712            0
    01/01/2011 to 12/31/2011                                     $13.47712        $13.02281            0
    01/01/2012 to 12/31/2012                                     $13.02281        $14.37352            0
    01/01/2013 to 12/31/2013                                     $14.37352        $16.24213            0

                                                                                               Number of
                                                           Accumulation     Accumulation      Accumulation
                                                           Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                            Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------
AST J.P. Morgan International Equity Portfolio
 formerly, AST JPMorgan International Equity Portfolio
    05/01/2009 to 12/31/2009                                 $10.12716        $13.51883            0
    01/01/2010 to 12/31/2010                                 $13.51883        $14.07943            0
    01/01/2011 to 12/31/2011                                 $14.07943        $12.43049            0
    01/01/2012 to 12/31/2012                                 $12.43049        $14.72550            0
    01/01/2013 to 12/31/2013                                 $14.72550        $16.50805            0
--------------------------------------------------------------------------------------------------------------
AST J.P. Morgan Strategic Opportunities Portfolio
    05/01/2009 to 12/31/2009                                 $10.07957        $11.60666            0
    01/01/2010 to 12/31/2010                                 $11.60666        $12.10466            0
    01/01/2011 to 12/31/2011                                 $12.10466        $11.79109            0
    01/01/2012 to 12/31/2012                                 $11.79109        $12.68594            0
    01/01/2013 to 12/31/2013                                 $12.68594        $13.68804            0
--------------------------------------------------------------------------------------------------------------
AST Jennison Large-Cap Growth Portfolio
    11/16/2009* to 12/31/2009                                $10.08304        $10.27439            0
    01/01/2010 to 12/31/2010                                 $10.27439        $11.11435            0
    01/01/2011 to 12/31/2011                                 $11.11435        $10.87276            0
    01/01/2012 to 12/31/2012                                 $10.87276        $12.16988            0
    01/01/2013 to 12/31/2013                                 $12.16988        $16.14257            0
--------------------------------------------------------------------------------------------------------------
AST Jennison Large-Cap Value Portfolio
    11/16/2009* to 12/31/2009                                $10.14442        $10.28421            0
    01/01/2010 to 12/31/2010                                 $10.28421        $11.36565            0
    01/01/2011 to 12/31/2011                                 $11.36565        $10.39676            0
    01/01/2012 to 12/31/2012                                 $10.39676        $11.43983            0
    01/01/2013 to 12/31/2013                                 $11.43983        $14.61123            0
--------------------------------------------------------------------------------------------------------------
AST Large-Cap Value Portfolio
    05/01/2009 to 12/31/2009                                 $10.06244        $12.66734            0
    01/01/2010 to 12/31/2010                                 $12.66734        $13.92984            0
    01/01/2011 to 12/31/2011                                 $13.92984        $12.97090            0
    01/01/2012 to 12/31/2012                                 $12.97090        $14.73258            0
    01/01/2013 to 12/31/2013                                 $14.73258        $20.02383            0
--------------------------------------------------------------------------------------------------------------
AST Loomis Sayles Large-Cap Growth Portfolio
 formerly, AST Marsico Capital Growth Portfolio
    05/01/2009 to 12/31/2009                                 $10.00707        $12.64957            0
    01/01/2010 to 12/31/2010                                 $12.64957        $14.72094            0
    01/01/2011 to 12/31/2011                                 $14.72094        $14.17532            0
    01/01/2012 to 12/31/2012                                 $14.17532        $15.46416            0
    01/01/2013 to 12/31/2013                                 $15.46416        $20.52977            0
--------------------------------------------------------------------------------------------------------------
AST Lord Abbett Core Fixed Income Portfolio
    05/01/2009 to 12/31/2009                                 $10.03366        $12.02178            0
    01/01/2010 to 12/31/2010                                 $12.02178        $13.24974            0
    01/01/2011 to 12/31/2011                                 $13.24974        $14.18626            0
    01/01/2012 to 12/31/2012                                 $14.18626        $14.60263            0
    01/01/2013 to 12/31/2013                                 $14.60263        $13.90660            0
--------------------------------------------------------------------------------------------------------------
AST MFS Global Equity Portfolio
    05/01/2009 to 12/31/2009                                 $10.07221        $13.29655            0
    01/01/2010 to 12/31/2010                                 $13.29655        $14.47808            0
    01/01/2011 to 12/31/2011                                 $14.47808        $13.62922            0
    01/01/2012 to 12/31/2012                                 $13.62922        $16.30048            0
    01/01/2013 to 12/31/2013                                 $16.30048        $20.21808            0

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST MFS Growth Portfolio
    05/01/2009 to 12/31/2009                             $10.02799        $12.08911            0
    01/01/2010 to 12/31/2010                             $12.08911        $13.25000            0
    01/01/2011 to 12/31/2011                             $13.25000        $12.80009            0
    01/01/2012 to 12/31/2012                             $12.80009        $14.56323            0
    01/01/2013 to 12/31/2013                             $14.56323        $19.34720            0
----------------------------------------------------------------------------------------------------------
AST MFS Large-Cap Value Portfolio
    08/20/2012* to 12/31/2012                             $9.99765        $10.15145            0
    01/01/2013 to 12/31/2013                             $10.15145        $13.26895            0
----------------------------------------------------------------------------------------------------------
AST Mid-Cap Value Portfolio
    05/01/2009 to 12/31/2009                              $9.98565        $13.16283            0
    01/01/2010 to 12/31/2010                             $13.16283        $15.81142            0
    01/01/2011 to 12/31/2011                             $15.81142        $14.83547            0
    01/01/2012 to 12/31/2012                             $14.83547        $17.07010            0
    01/01/2013 to 12/31/2013                             $17.07010        $21.96576            0
----------------------------------------------------------------------------------------------------------
AST Money Market Portfolio
    05/01/2009 to 12/31/2009                              $9.99944         $9.81616            0
    01/01/2010 to 12/31/2010                              $9.81616         $9.54143            0
    01/01/2011 to 12/31/2011                              $9.54143         $9.27469            0
    01/01/2012 to 12/31/2012                              $9.27469         $9.01310            0
    01/01/2013 to 12/31/2013                              $9.01310         $8.75873            0
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman / LSV Mid-Cap Value Portfolio
    05/01/2009 to 12/31/2009                             $10.13079        $13.64629            0
    01/01/2010 to 12/31/2010                             $13.64629        $16.36930            0
    01/01/2011 to 12/31/2011                             $16.36930        $15.51279            0
    01/01/2012 to 12/31/2012                             $15.51279        $17.65610            0
    01/01/2013 to 12/31/2013                             $17.65610        $24.36580            0
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman Core Bond Portfolio
    10/31/2011* to 12/31/2011                            $10.02756        $10.04995            0
    01/01/2012 to 12/31/2012                             $10.04995        $10.24165            0
    01/01/2013 to 12/31/2013                             $10.24165         $9.67055            0
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Growth Portfolio
    05/01/2009 to 12/31/2009                              $9.97656        $12.29968            0
    01/01/2010 to 12/31/2010                             $12.29968        $15.38047            0
    01/01/2011 to 12/31/2011                             $15.38047        $15.19910            0
    01/01/2012 to 12/31/2012                             $15.19910        $16.59818            0
    01/01/2013 to 12/31/2013                             $16.59818        $21.38992            0
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman Small-Cap Growth Portfolio
    05/01/2009 to 12/31/2009                              $9.93439        $12.00425            0
    01/01/2010 to 12/31/2010                             $12.00425        $14.02996            0
    01/01/2011 to 04/29/2011                             $14.02996        $15.67541            0
----------------------------------------------------------------------------------------------------------
AST New Discovery Asset Allocation Portfolio
    04/30/2012* to 12/31/2012                             $9.99765        $10.24017            0
    01/01/2013 to 12/31/2013                             $10.24017        $11.83336            0
----------------------------------------------------------------------------------------------------------
AST Parametric Emerging Markets Equity Portfolio
    05/01/2009 to 12/31/2009                             $10.05416        $14.71971            0
    01/01/2010 to 12/31/2010                             $14.71971        $17.49023            0
    01/01/2011 to 12/31/2011                             $17.49023        $13.55149            0
    01/01/2012 to 12/31/2012                             $13.55149        $15.52943            0
    01/01/2013 to 12/31/2013                             $15.52943        $15.12468            0

                                                                                               Number of
                                                           Accumulation     Accumulation      Accumulation
                                                           Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                            Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------
AST PIMCO Limited Maturity Bond Portfolio
    05/01/2009 to 12/31/2009                                  $9.99033        $10.42901            0
    01/01/2010 to 12/31/2010                                 $10.42901        $10.52983            0
    01/01/2011 to 12/31/2011                                 $10.52983        $10.46322            0
    01/01/2012 to 12/31/2012                                 $10.46322        $10.64484            0
    01/01/2013 to 12/31/2013                                 $10.64484        $10.11956            0
--------------------------------------------------------------------------------------------------------------
AST PIMCO Total Return Bond Portfolio
    05/01/2009 to 12/31/2009                                  $9.98221        $10.99354            0
    01/01/2010 to 12/31/2010                                 $10.99354        $11.50780            0
    01/01/2011 to 12/31/2011                                 $11.50780        $11.53902            0
    01/01/2012 to 12/31/2012                                 $11.53902        $12.25803            0
    01/01/2013 to 12/31/2013                                 $12.25803        $11.69316            0
--------------------------------------------------------------------------------------------------------------
AST Preservation Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                 $10.02077        $11.54708            0
    01/01/2010 to 12/31/2010                                 $11.54708        $12.40754            0
    01/01/2011 to 12/31/2011                                 $12.40754        $12.17807            0
    01/01/2012 to 12/31/2012                                 $12.17807        $13.06141            0
    01/01/2013 to 12/31/2013                                 $13.06141        $13.86201            0
--------------------------------------------------------------------------------------------------------------
AST Prudential Core Bond Portfolio
    10/31/2011* to 12/31/2011                                $10.01757        $10.04986            0
    01/01/2012 to 12/31/2012                                 $10.04986        $10.46000            0
    01/01/2013 to 12/31/2013                                 $10.46000         $9.92974            0
--------------------------------------------------------------------------------------------------------------
AST Prudential Growth Allocation Portfolio
 formerly, AST First Trust Capital Appreciation Target
 Portfolio
    05/01/2009 to 12/31/2009                                  $9.98495        $12.09369            0
    01/01/2010 to 12/31/2010                                 $12.09369        $13.98776            0
    01/01/2011 to 12/31/2011                                 $13.98776        $12.74878            0
    01/01/2012 to 12/31/2012                                 $12.74878        $13.98899            0
    01/01/2013 to 12/31/2013                                 $13.98899        $15.90873            0
--------------------------------------------------------------------------------------------------------------
AST QMA US Equity Alpha Portfolio
    05/01/2009 to 12/31/2009                                 $10.07694        $12.74055            0
    01/01/2010 to 12/31/2010                                 $12.74055        $14.24442            0
    01/01/2011 to 12/31/2011                                 $14.24442        $14.32167            0
    01/01/2012 to 12/31/2012                                 $14.32167        $16.53384            0
    01/01/2013 to 12/31/2013                                 $16.53384        $21.27773            0
--------------------------------------------------------------------------------------------------------------
AST Quantitative Modeling Portfolio
    05/02/2011* to 12/31/2011                                 $9.99765         $8.82850            0
    01/01/2012 to 12/31/2012                                  $8.82850         $9.70769            0
    01/01/2013 to 12/31/2013                                  $9.70769        $11.54674            0
--------------------------------------------------------------------------------------------------------------
AST RCM World Trends Portfolio
 formerly, AST CLS Moderate Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                 $10.03965        $11.87597            0
    01/01/2010 to 12/31/2010                                 $11.87597        $12.91640            0
    01/01/2011 to 12/31/2011                                 $12.91640        $12.32446            0
    01/01/2012 to 12/31/2012                                 $12.32446        $13.20741            0
    01/01/2013 to 12/31/2013                                 $13.20741        $14.43128            0
--------------------------------------------------------------------------------------------------------------
AST Schroders Global Tactical Portfolio
    05/01/2009 to 12/31/2009                                 $10.05220        $12.27924            0
    01/01/2010 to 12/31/2010                                 $12.27924        $13.64429            0
    01/01/2011 to 12/31/2011                                 $13.64429        $12.94307            0
    01/01/2012 to 12/31/2012                                 $12.94307        $14.57729            0
    01/01/2013 to 12/31/2013                                 $14.57729        $16.72443            0

                                                                                             Number of
                                                         Accumulation     Accumulation      Accumulation
                                                         Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                          Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------
AST Schroders Multi-Asset World Strategies Portfolio
    05/01/2009 to 12/31/2009                               $10.08060        $12.32126            0
    01/01/2010 to 12/31/2010                               $12.32126        $13.38790            0
    01/01/2011 to 12/31/2011                               $13.38790        $12.57086            0
    01/01/2012 to 12/31/2012                               $12.57086        $13.57596            0
    01/01/2013 to 12/31/2013                               $13.57596        $15.09272            0
------------------------------------------------------------------------------------------------------------
AST Small-Cap Growth Portfolio
    05/01/2009 to 12/31/2009                               $10.00810        $13.06654            0
    01/01/2010 to 12/31/2010                               $13.06654        $17.32244            0
    01/01/2011 to 12/31/2011                               $17.32244        $16.66943            0
    01/01/2012 to 12/31/2012                               $16.66943        $18.17032            0
    01/01/2013 to 12/31/2013                               $18.17032        $23.86865            0
------------------------------------------------------------------------------------------------------------
AST Small-Cap Value Portfolio
    05/01/2009 to 12/31/2009                                $9.97538        $12.87485            0
    01/01/2010 to 12/31/2010                               $12.87485        $15.76419            0
    01/01/2011 to 12/31/2011                               $15.76419        $14.40425            0
    01/01/2012 to 12/31/2012                               $14.40425        $16.53902            0
    01/01/2013 to 12/31/2013                               $16.53902        $22.08384            0
------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                               $10.03813        $12.08319            0
    01/01/2010 to 12/31/2010                               $12.08319        $13.09667            0
    01/01/2011 to 12/31/2011                               $13.09667        $12.98015            0
    01/01/2012 to 12/31/2012                               $12.98015        $14.31545            0
    01/01/2013 to 12/31/2013                               $14.31545        $16.25325            0
------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Equity Income Portfolio
    05/01/2009 to 12/31/2009                               $10.09989        $12.83749            0
    01/01/2010 to 12/31/2010                               $12.83749        $14.12750            0
    01/01/2011 to 12/31/2011                               $14.12750        $13.50429            0
    01/01/2012 to 12/31/2012                               $13.50429        $15.38632            0
    01/01/2013 to 12/31/2013                               $15.38632        $19.39084            0
------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Large-Cap Growth Portfolio
    05/01/2009 to 12/31/2009                                $9.98673        $13.09243            0
    01/01/2010 to 12/31/2010                               $13.09243        $14.73465            0
    01/01/2011 to 12/31/2011                               $14.73465        $14.07669            0
    01/01/2012 to 12/31/2012                               $14.07669        $16.08382            0
    01/01/2013 to 12/31/2013                               $16.08382        $22.51143            0
------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Natural Resources Portfolio
    05/01/2009 to 12/31/2009                               $10.30083        $13.68396            0
    01/01/2010 to 12/31/2010                               $13.68396        $16.01795            0
    01/01/2011 to 12/31/2011                               $16.01795        $13.24408            0
    01/01/2012 to 12/31/2012                               $13.24408        $13.33507            0
    01/01/2013 to 12/31/2013                               $13.33507        $14.95188            0
------------------------------------------------------------------------------------------------------------
AST Templeton Global Bond Portfolio
 formerly, AST T. Rowe Price Global Bond Portfolio
    05/01/2009 to 12/31/2009                               $10.01714        $11.04760            0
    01/01/2010 to 12/31/2010                               $11.04760        $11.35239            0
    01/01/2011 to 12/31/2011                               $11.35239        $11.48755            0
    01/01/2012 to 12/31/2012                               $11.48755        $11.74613            0
    01/01/2013 to 12/31/2013                               $11.74613        $10.98621            0

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST Wellington Management Hedged Equity Portfolio
    05/01/2009 to 12/31/2009                                $10.06152        $12.69747            0
    01/01/2010 to 12/31/2010                                $12.69747        $14.14542            0
    01/01/2011 to 12/31/2011                                $14.14542        $13.27174            0
    01/01/2012 to 12/31/2012                                $13.27174        $14.31613            0
    01/01/2013 to 12/31/2013                                $14.31613        $16.76462            0
-------------------------------------------------------------------------------------------------------------
AST Western Asset Core Plus Bond Portfolio
    05/01/2009 to 12/31/2009                                 $9.98889        $10.70164            0
    01/01/2010 to 12/31/2010                                $10.70164        $11.21061            0
    01/01/2011 to 12/31/2011                                $11.21061        $11.55121            0
    01/01/2012 to 12/31/2012                                $11.55121        $12.10600            0
    01/01/2013 to 12/31/2013                                $12.10600        $11.58872            0
-------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Founding Funds Allocation Fund
    05/01/2009 to 12/31/2009                                $10.07039        $12.75935            0
    01/01/2010 to 12/31/2010                                $12.75935        $13.66917            0
    01/01/2011 to 12/31/2011                                $13.66917        $13.06198            0
    01/01/2012 to 09/21/2012                                $13.06198        $14.50674            0
-------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Goods Portfolio
    05/01/2009 to 12/31/2009                                $10.02904        $12.50502            0
    01/01/2010 to 12/31/2010                                $12.50502        $14.26218            0
    01/01/2011 to 12/31/2011                                $14.26218        $14.82312            0
    01/01/2012 to 12/31/2012                                $14.82312        $15.96795            0
    01/01/2013 to 12/31/2013                                $15.96795        $19.93235            0
-------------------------------------------------------------------------------------------------------------
ProFund VP Consumer Services
    05/01/2009 to 12/31/2009                                 $9.95189        $12.24301            0
    01/01/2010 to 12/31/2010                                $12.24301        $14.44258            0
    01/01/2011 to 12/31/2011                                $14.44258        $14.80748            0
    01/01/2012 to 12/31/2012                                $14.80748        $17.56854            0
    01/01/2013 to 12/31/2013                                $17.56854        $23.87976            0
-------------------------------------------------------------------------------------------------------------
ProFund VP Financials
    05/01/2009 to 12/31/2009                                 $9.82693        $12.81388            0
    01/01/2010 to 12/31/2010                                $12.81388        $13.81337            0
    01/01/2011 to 12/31/2011                                $13.81337        $11.56703            0
    01/01/2012 to 12/31/2012                                $11.56703        $14.01964            0
    01/01/2013 to 12/31/2013                                $14.01964        $17.99444            0
-------------------------------------------------------------------------------------------------------------
ProFund VP Health Care
    05/01/2009 to 12/31/2009                                 $9.97635        $12.72057            0
    01/01/2010 to 12/31/2010                                $12.72057        $12.71326            0
    01/01/2011 to 12/31/2011                                $12.71326        $13.60450            0
    01/01/2012 to 12/31/2012                                $13.60450        $15.52058            0
    01/01/2013 to 12/31/2013                                $15.52058        $21.07938            0
-------------------------------------------------------------------------------------------------------------
ProFund VP Industrials
    05/01/2009 to 12/31/2009                                $10.11148        $12.71578            0
    01/01/2010 to 12/31/2010                                $12.71578        $15.29182            0
    01/01/2011 to 12/31/2011                                $15.29182        $14.59565            0
    01/01/2012 to 12/31/2012                                $14.59565        $16.42366            0
    01/01/2013 to 12/31/2013                                $16.42366        $22.05529            0

                                                                        Number of
                                    Accumulation     Accumulation      Accumulation
                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                     Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth
    05/01/2009 to 12/31/2009          $10.06836        $12.57847            0
    01/01/2010 to 12/31/2010          $12.57847        $13.83525            0
    01/01/2011 to 12/31/2011          $13.83525        $13.86631            0
    01/01/2012 to 12/31/2012          $13.86631        $15.18778            0
    01/01/2013 to 12/31/2013          $15.18778        $19.28522            0
---------------------------------------------------------------------------------------
ProFund VP Large-Cap Value
    05/01/2009 to 12/31/2009          $10.03414        $12.63385            0
    01/01/2010 to 12/31/2010          $12.63385        $13.86050            0
    01/01/2011 to 12/31/2011          $13.86050        $13.29753            0
    01/01/2012 to 12/31/2012          $13.29753        $14.91410            0
    01/01/2013 to 12/31/2013          $14.91410        $18.82574            0
---------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth
    05/01/2009 to 12/31/2009           $9.99439        $12.60085            0
    01/01/2010 to 12/31/2010          $12.60085        $15.72547            0
    01/01/2011 to 12/31/2011          $15.72547        $14.84004            0
    01/01/2012 to 12/31/2012          $14.84004        $16.63844            0
    01/01/2013 to 12/31/2013          $16.63844        $21.10472            0
---------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value
    05/01/2009 to 12/31/2009           $9.91638        $12.70211            0
    01/01/2010 to 12/31/2010          $12.70211        $14.86840            0
    01/01/2011 to 12/31/2011          $14.86840        $13.88234            0
    01/01/2012 to 12/31/2012          $13.88234        $15.72438            0
    01/01/2013 to 12/31/2013          $15.72438        $20.19495            0
---------------------------------------------------------------------------------------
ProFund VP Real Estate
    05/01/2009 to 12/31/2009           $9.61564        $13.95759            0
    01/01/2010 to 12/31/2010          $13.95759        $16.91315            0
    01/01/2011 to 12/31/2011          $16.91315        $17.21747            0
    01/01/2012 to 12/31/2012          $17.21747        $19.60364            0
    01/01/2013 to 12/31/2013          $19.60364        $19.06775            0
---------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth
    05/01/2009 to 12/31/2009          $10.01013        $12.51942            0
    01/01/2010 to 12/31/2010          $12.51942        $15.29615            0
    01/01/2011 to 12/31/2011          $15.29615        $15.05556            0
    01/01/2012 to 12/31/2012          $15.05556        $16.45601            0
    01/01/2013 to 12/31/2013          $16.45601        $22.45668            0
---------------------------------------------------------------------------------------
ProFund VP Small-Cap Value
    05/01/2009 to 12/31/2009           $9.95996        $12.34178            0
    01/01/2010 to 12/31/2010          $12.34178        $14.64461            0
    01/01/2011 to 12/31/2011          $14.64461        $13.64804            0
    01/01/2012 to 12/31/2012          $13.64804        $15.40483            0
    01/01/2013 to 12/31/2013          $15.40483        $20.61043            0
---------------------------------------------------------------------------------------
ProFund VP Telecommunications
    05/01/2009 to 12/31/2009          $10.15330        $10.96627            0
    01/01/2010 to 12/31/2010          $10.96627        $12.32862            0
    01/01/2011 to 12/31/2011          $12.32862        $12.20506            0
    01/01/2012 to 12/31/2012          $12.20506        $13.81886            0
    01/01/2013 to 12/31/2013          $13.81886        $15.04964            0

                                                                        Number of
                                    Accumulation     Accumulation      Accumulation
                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                     Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------
ProFund VP Utilities
    05/01/2009 to 12/31/2009          $10.23430        $12.19207            0
    01/01/2010 to 12/31/2010          $12.19207        $12.55320            0
    01/01/2011 to 12/31/2011          $12.55320        $14.33578            0
    01/01/2012 to 12/31/2012          $14.33578        $13.94988            0
    01/01/2013 to 12/31/2013          $13.94988        $15.36087            0



 *  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES
                        Allstate Life Insurance Company
                                   Prospectus

           ACCUMULATION UNIT VALUES: Basic Death Benefit Only (1.55%)



                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST Academic Strategies Asset Allocation Portfolio
    07/30/2007* to 12/31/2007                            $10.09316        $10.43911           1,324
    01/01/2008 to 12/31/2008                             $10.43911         $7.00760          10,284
    01/01/2009 to 12/31/2009                              $7.00760         $8.58135           6,949
    01/01/2010 to 12/31/2010                              $8.58135         $9.46122           6,902
    01/01/2011 to 12/31/2011                              $9.46122         $9.06902           4,347
    01/01/2012 to 12/31/2012                              $9.06902        $10.05242           5,603
    01/01/2013 to 12/31/2013                             $10.05242        $10.88611           5,256
----------------------------------------------------------------------------------------------------------
AST Advanced Strategies Portfolio
    07/30/2007* to 12/31/2007                            $10.11481        $10.49004           7,472
    01/01/2008 to 12/31/2008                             $10.49004         $7.25107           7,303
    01/01/2009 to 12/31/2009                              $7.25107         $9.01107           6,979
    01/01/2010 to 12/31/2010                              $9.01107        $10.08963           6,530
    01/01/2011 to 12/31/2011                             $10.08963         $9.94665           6,049
    01/01/2012 to 12/31/2012                              $9.94665        $11.13131           5,698
    01/01/2013 to 12/31/2013                             $11.13131        $12.77596           5,394
----------------------------------------------------------------------------------------------------------
AST American Century Income & Growth Portfolio
    07/30/2007* to 12/31/2007                            $10.06622         $9.56427               0
    01/01/2008 to 12/31/2008                              $9.56427         $6.14588               0
    01/01/2009 to 12/31/2009                              $6.14588         $7.12761               0
    01/01/2010 to 12/31/2010                              $7.12761         $7.99037               0
    01/01/2011 to 12/31/2011                              $7.99037         $8.14945               0
    01/01/2012 to 05/04/2012                              $8.14945         $8.85864               0
----------------------------------------------------------------------------------------------------------
AST AQR Emerging Markets Equity Portfolio
    02/25/2013* to 12/31/2013                             $9.99873        $10.10606               0
----------------------------------------------------------------------------------------------------------
AST AQR Large-Cap Portfolio
    04/29/2013* to 12/31/2013                             $9.99873        $11.64708               0
----------------------------------------------------------------------------------------------------------
AST Balanced Asset Allocation Portfolio
    07/30/2007* to 12/31/2007                            $10.07693        $10.44975               0
    01/01/2008 to 12/31/2008                             $10.44975         $7.33671           9,631
    01/01/2009 to 12/31/2009                              $7.33671         $8.90768          24,440
    01/01/2010 to 12/31/2010                              $8.90768         $9.85156          22,514
    01/01/2011 to 12/31/2011                              $9.85156         $9.58321          20,640
    01/01/2012 to 12/31/2012                              $9.58321        $10.61385          21,641
    01/01/2013 to 12/31/2013                             $10.61385        $12.29607          28,077

                                                                                             Number of
                                                         Accumulation     Accumulation      Accumulation
                                                         Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                          Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------
AST BlackRock Global Strategies Portfolio
    05/02/2011* to 12/31/2011                               $9.99873         $9.17451               0
    01/01/2012 to 12/31/2012                                $9.17451        $10.10866           1,711
    01/01/2013 to 12/31/2013                               $10.10866        $11.03447           1,711
------------------------------------------------------------------------------------------------------------
AST BlackRock iShares ETF Portfolio
    04/29/2013* to 12/31/2013                               $9.99873        $10.50901               0
------------------------------------------------------------------------------------------------------------
AST Capital Growth Asset Allocation Portfolio
    07/30/2007* to 12/31/2007                              $10.11628        $10.42459           2,698
    01/01/2008 to 12/31/2008                               $10.42459         $6.67869          25,928
    01/01/2009 to 12/31/2009                                $6.67869         $8.24234          35,983
    01/01/2010 to 12/31/2010                                $8.24234         $9.20191          37,986
    01/01/2011 to 12/31/2011                                $9.20191         $8.84158          28,946
    01/01/2012 to 12/31/2012                                $8.84158         $9.90108          32,066
    01/01/2013 to 12/31/2013                                $9.90108        $11.96109          34,486
------------------------------------------------------------------------------------------------------------
AST ClearBridge Dividend Growth Portfolio
 formerly, AST Clearbridge Dividend Growth Portfolio
    02/25/2013* to 12/31/2013                               $9.99873        $11.67531               0
------------------------------------------------------------------------------------------------------------
AST Cohen & Steers Realty Portfolio
    07/30/2007* to 12/31/2007                              $10.10602         $9.37269               0
    01/01/2008 to 12/31/2008                                $9.37269         $5.99440               0
    01/01/2009 to 12/31/2009                                $5.99440         $7.78738               0
    01/01/2010 to 12/31/2010                                $7.78738         $9.86859               0
    01/01/2011 to 12/31/2011                                $9.86859        $10.35842               0
    01/01/2012 to 12/31/2012                               $10.35842        $11.76542               0
    01/01/2013 to 12/31/2013                               $11.76542        $11.94860               0
------------------------------------------------------------------------------------------------------------
AST DeAm Small-Cap Value Portfolio
    07/30/2007* to 12/31/2007                              $10.12746         $8.83938               0
    01/01/2008 to 07/18/2008                                $8.83938         $8.10455               0
------------------------------------------------------------------------------------------------------------
AST Defensive Asset Allocation Portfolio
    04/29/2013* to 12/31/2013                               $9.99873         $9.69753               0
------------------------------------------------------------------------------------------------------------
AST Federated Aggressive Growth Portfolio
    07/30/2007* to 12/31/2007                              $10.09535        $10.22055               0
    01/01/2008 to 12/31/2008                               $10.22055         $5.62670               0
    01/01/2009 to 12/31/2009                                $5.62670         $7.35039               0
    01/01/2010 to 12/31/2010                                $7.35039         $9.59387               0
    01/01/2011 to 12/31/2011                                $9.59387         $8.20864               0
    01/01/2012 to 12/31/2012                                $8.20864         $9.70554               0
    01/01/2013 to 12/31/2013                                $9.70554        $13.45770               0
------------------------------------------------------------------------------------------------------------
AST FI Pyramis(R) Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                              $10.10364         $7.51318               0
    01/01/2009 to 12/31/2009                                $7.51318         $8.96901             456
    01/01/2010 to 12/31/2010                                $8.96901        $10.00863             450
    01/01/2011 to 12/31/2011                               $10.00863         $9.61221             338
    01/01/2012 to 12/31/2012                                $9.61221        $10.75575             402
    01/01/2013 to 12/31/2013                               $10.75575        $12.62750             412

                                                                                                   Number of
                                                               Accumulation     Accumulation      Accumulation
                                                               Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------------
AST First Trust Balanced Target Portfolio
    07/30/2007* to 12/31/2007                                    $10.08899        $10.43379               0
    01/01/2008 to 12/31/2008                                     $10.43379         $6.73104               0
    01/01/2009 to 12/31/2009                                      $6.73104         $8.20908               0
    01/01/2010 to 12/31/2010                                      $8.20908         $9.24467               0
    01/01/2011 to 12/31/2011                                      $9.24467         $8.96663               0
    01/01/2012 to 12/31/2012                                      $8.96663         $9.76849               0
    01/01/2013 to 12/31/2013                                      $9.76849        $11.03914               0
------------------------------------------------------------------------------------------------------------------
AST Focus Four Plus Portfolio
    07/21/2008* to 12/31/2008                                     $9.99874         $7.47737               0
    01/01/2009 to 11/13/2009                                      $7.47737         $8.37215               0
------------------------------------------------------------------------------------------------------------------
AST Franklin Templeton Founding Funds Allocation Portfolio
    04/30/2012* to 12/31/2012                                     $9.99874        $10.75719          51,190
    01/01/2013 to 12/31/2013                                     $10.75719        $13.18512          43,623
------------------------------------------------------------------------------------------------------------------
AST Franklin Templeton Founding Funds Plus Portfolio
    04/29/2013* to 12/31/2013                                     $9.99873        $10.82569               0
------------------------------------------------------------------------------------------------------------------
AST Global Real Estate Portfolio
    07/21/2008* to 12/31/2008                                    $10.17542         $6.11699               0
    01/01/2009 to 12/31/2009                                      $6.11699         $8.13780               0
    01/01/2010 to 12/31/2010                                      $8.13780         $9.63207               0
    01/01/2011 to 12/31/2011                                      $9.63207         $9.00705               0
    01/01/2012 to 12/31/2012                                      $9.00705        $11.24649               0
    01/01/2013 to 12/31/2013                                     $11.24649        $11.55605               0
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Concentrated Growth Portfolio
    07/30/2007* to 12/31/2007                                    $10.13423        $10.41636               0
    01/01/2008 to 12/31/2008                                     $10.41636         $6.12668               0
    01/01/2009 to 12/31/2009                                      $6.12668         $9.01327               0
    01/01/2010 to 12/31/2010                                      $9.01327         $9.78853               0
    01/01/2011 to 12/31/2011                                      $9.78853         $9.25773               0
    01/01/2012 to 12/31/2012                                      $9.25773        $10.91777               0
    01/01/2013 to 12/31/2013                                     $10.91777        $13.94820               0
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Large-Cap Value Portfolio
    07/30/2007* to 12/31/2007                                    $10.07374        $10.21285               0
    01/01/2008 to 12/31/2008                                     $10.21285         $5.96466               0
    01/01/2009 to 12/31/2009                                      $5.96466         $7.00049               0
    01/01/2010 to 12/31/2010                                      $7.00049         $7.78181               0
    01/01/2011 to 12/31/2011                                      $7.78181         $7.24008               0
    01/01/2012 to 12/31/2012                                      $7.24008         $8.53149               0
    01/01/2013 to 12/31/2013                                      $8.53149        $11.21904               0
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Mid-Cap Growth Portfolio
    07/30/2007* to 12/31/2007                                    $10.12418        $10.43258               0
    01/01/2008 to 12/31/2008                                     $10.43258         $6.08239               0
    01/01/2009 to 12/31/2009                                      $6.08239         $9.40920               0
    01/01/2010 to 12/31/2010                                      $9.40920        $11.10223               0
    01/01/2011 to 12/31/2011                                     $11.10223        $10.60725               0
    01/01/2012 to 12/31/2012                                     $10.60725        $12.49364               0
    01/01/2013 to 12/31/2013                                     $12.49364        $16.26314               0

                                                                                                   Number of
                                                               Accumulation     Accumulation      Accumulation
                                                               Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Multi-Asset Portfolio
 formerly, AST Horizon Moderate Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                                    $10.08931         $7.62225          3,073
    01/01/2009 to 12/31/2009                                      $7.62225         $9.26092          2,944
    01/01/2010 to 12/31/2010                                      $9.26092        $10.17706          2,923
    01/01/2011 to 12/31/2011                                     $10.17706         $9.97083          2,902
    01/01/2012 to 12/31/2012                                      $9.97083        $10.81287          2,880
    01/01/2013 to 12/31/2013                                     $10.81287        $11.69335          2,859
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Small-Cap Value Portfolio
    07/21/2008* to 12/31/2008                                    $10.03362         $7.64383              0
    01/01/2009 to 12/31/2009                                      $7.64383         $9.54784              0
    01/01/2010 to 12/31/2010                                      $9.54784        $11.91840              0
    01/01/2011 to 12/31/2011                                     $11.91840        $11.88930              0
    01/01/2012 to 12/31/2012                                     $11.88930        $13.54424              0
    01/01/2013 to 12/31/2013                                     $13.54424        $18.51382              0
------------------------------------------------------------------------------------------------------------------
AST Herndon Large-Cap Value Portfolio
 formerly, AST BlackRock Value Portfolio
    07/30/2007* to 12/31/2007                                    $10.07799         $9.81944              0
    01/01/2008 to 12/31/2008                                      $9.81944         $6.06264              0
    01/01/2009 to 12/31/2009                                      $6.06264         $7.06014              0
    01/01/2010 to 12/31/2010                                      $7.06014         $7.81735              0
    01/01/2011 to 12/31/2011                                      $7.81735         $7.66012              0
    01/01/2012 to 12/31/2012                                      $7.66012         $8.55374              0
    01/01/2013 to 12/31/2013                                      $8.55374        $11.33984              0
------------------------------------------------------------------------------------------------------------------
AST High Yield Portfolio
    07/30/2007* to 12/31/2007                                    $10.01104        $10.53125              0
    01/01/2008 to 12/31/2008                                     $10.53125         $7.72141             73
    01/01/2009 to 12/31/2009                                      $7.72141        $10.30666              0
    01/01/2010 to 12/31/2010                                     $10.30666        $11.51924              0
    01/01/2011 to 12/31/2011                                     $11.51924        $11.70330              0
    01/01/2012 to 12/31/2012                                     $11.70330        $13.12319              0
    01/01/2013 to 12/31/2013                                     $13.12319        $13.85050              0
------------------------------------------------------------------------------------------------------------------
AST International Growth Portfolio
    07/30/2007* to 12/31/2007                                    $10.24209        $11.07720              0
    01/01/2008 to 12/31/2008                                     $11.07720         $5.42861              0
    01/01/2009 to 12/31/2009                                      $5.42861         $7.23201              0
    01/01/2010 to 12/31/2010                                      $7.23201         $8.15389              0
    01/01/2011 to 12/31/2011                                      $8.15389         $6.99168              0
    01/01/2012 to 12/31/2012                                      $6.99168         $8.28682              0
    01/01/2013 to 12/31/2013                                      $8.28682         $9.71522              0
------------------------------------------------------------------------------------------------------------------
AST International Value Portfolio
    07/30/2007* to 12/31/2007                                    $10.18885        $10.47908              0
    01/01/2008 to 12/31/2008                                     $10.47908         $5.77828              0
    01/01/2009 to 12/31/2009                                      $5.77828         $7.42535              0
    01/01/2010 to 12/31/2010                                      $7.42535         $8.12231              0
    01/01/2011 to 12/31/2011                                      $8.12231         $6.99456              0
    01/01/2012 to 12/31/2012                                      $6.99456         $8.03619              0
    01/01/2013 to 12/31/2013                                      $8.03619         $9.45383              0

                                                                                               Number of
                                                           Accumulation     Accumulation      Accumulation
                                                           Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                            Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------
AST J.P. Morgan Global Thematic Portfolio
    05/01/2008* to 12/31/2008                                $10.11182         $7.14570              0
    01/01/2009 to 12/31/2009                                  $7.14570         $8.91286            402
    01/01/2010 to 12/31/2010                                  $8.91286         $9.98940            396
    01/01/2011 to 12/31/2011                                  $9.98940         $9.78091            298
    01/01/2012 to 12/31/2012                                  $9.78091        $10.93943            354
    01/01/2013 to 12/31/2013                                 $10.93943        $12.52617            363
--------------------------------------------------------------------------------------------------------------
AST J.P. Morgan International Equity Portfolio
 formerly, AST JPMorgan International Equity Portfolio
    07/30/2007* to 12/31/2007                                $10.18226        $10.34967              0
    01/01/2008 to 12/31/2008                                 $10.34967         $5.97424              0
    01/01/2009 to 12/31/2009                                  $5.97424         $7.99393              0
    01/01/2010 to 12/31/2010                                  $7.99393         $8.43618              0
    01/01/2011 to 12/31/2011                                  $8.43618         $7.54726              0
    01/01/2012 to 12/31/2012                                  $7.54726         $9.05993              0
    01/01/2013 to 12/31/2013                                  $9.05993        $10.29186              0
--------------------------------------------------------------------------------------------------------------
AST J.P. Morgan Strategic Opportunities Portfolio
    07/30/2007* to 12/31/2007                                $10.08324         $9.69913              0
    01/01/2008 to 12/31/2008                                  $9.69913         $7.86845          5,562
    01/01/2009 to 12/31/2009                                  $7.86845         $9.45436          5,192
    01/01/2010 to 12/31/2010                                  $9.45436         $9.99122          5,132
    01/01/2011 to 12/31/2011                                  $9.99122         $9.86164          4,893
    01/01/2012 to 12/31/2012                                  $9.86164        $10.75175          4,948
    01/01/2013 to 12/31/2013                                 $10.75175        $11.75543          4,916
--------------------------------------------------------------------------------------------------------------
AST Jennison Large-Cap Growth Portfolio
    11/16/2009* to 12/31/2009                                $10.08412        $10.29225              0
    01/01/2010 to 12/31/2010                                 $10.29225        $11.28196              0
    01/01/2011 to 12/31/2011                                 $11.28196        $11.18341              0
    01/01/2012 to 12/31/2012                                 $11.18341        $12.68468              0
    01/01/2013 to 12/31/2013                                 $12.68468        $17.04922              0
--------------------------------------------------------------------------------------------------------------
AST Jennison Large-Cap Value Portfolio
    11/16/2009* to 12/31/2009                                $10.14551        $10.30205              0
    01/01/2010 to 12/31/2010                                 $10.30205        $11.53687              0
    01/01/2011 to 12/31/2011                                 $11.53687        $10.69369              0
    01/01/2012 to 12/31/2012                                 $10.69369        $11.92349              0
    01/01/2013 to 12/31/2013                                 $11.92349        $15.43150              0
--------------------------------------------------------------------------------------------------------------
AST Large-Cap Value Portfolio
    07/30/2007* to 12/31/2007                                $10.09229         $9.56624              0
    01/01/2008 to 12/31/2008                                  $9.56624         $5.51161              0
    01/01/2009 to 12/31/2009                                  $5.51161         $6.48209              0
    01/01/2010 to 12/31/2010                                  $6.48209         $7.22303              0
    01/01/2011 to 12/31/2011                                  $7.22303         $6.81520              0
    01/01/2012 to 12/31/2012                                  $6.81520         $7.84411              0
    01/01/2013 to 12/31/2013                                  $7.84411        $10.80319              0
--------------------------------------------------------------------------------------------------------------
AST Loomis Sayles Large-Cap Growth Portfolio
 formerly, AST Marsico Capital Growth Portfolio
    07/30/2007* to 12/31/2007                                $10.13324        $10.83274              0
    01/01/2008 to 12/31/2008                                 $10.83274         $6.00981              0
    01/01/2009 to 12/31/2009                                  $6.00981         $7.67908              0
    01/01/2010 to 12/31/2010                                  $7.67908         $9.05542              0
    01/01/2011 to 12/31/2011                                  $9.05542         $8.83575              0
    01/01/2012 to 12/31/2012                                  $8.83575         $9.76770              0
    01/01/2013 to 12/31/2013                                  $9.76770        $13.13991              0

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST Lord Abbett Core Fixed Income Portfolio
    07/30/2007* to 12/31/2007                            $10.00720        $10.40502              0
    01/01/2008 to 12/31/2008                             $10.40502         $7.86353              0
    01/01/2009 to 12/31/2009                              $7.86353        $10.42285              0
    01/01/2010 to 12/31/2010                             $10.42285        $11.64044              0
    01/01/2011 to 12/31/2011                             $11.64044        $12.62853              0
    01/01/2012 to 12/31/2012                             $12.62853        $13.17271              0
    01/01/2013 to 12/31/2013                             $13.17271        $12.71186              0
----------------------------------------------------------------------------------------------------------
AST MFS Global Equity Portfolio
    07/30/2007* to 12/31/2007                            $10.15663        $10.43905              0
    01/01/2008 to 12/31/2008                             $10.43905         $6.78550              0
    01/01/2009 to 12/31/2009                              $6.78550         $8.78700              0
    01/01/2010 to 12/31/2010                              $8.78700         $9.69510              0
    01/01/2011 to 12/31/2011                              $9.69510         $9.24804              0
    01/01/2012 to 12/31/2012                              $9.24804        $11.20815              0
    01/01/2013 to 12/31/2013                             $11.20815        $14.08682              0
----------------------------------------------------------------------------------------------------------
AST MFS Growth Portfolio
    07/30/2007* to 12/31/2007                            $10.10874        $10.77184              0
    01/01/2008 to 12/31/2008                             $10.77184         $6.75648              0
    01/01/2009 to 12/31/2009                              $6.75648         $8.27026              0
    01/01/2010 to 12/31/2010                              $8.27026         $9.18498              0
    01/01/2011 to 12/31/2011                              $9.18498         $8.99100              0
    01/01/2012 to 12/31/2012                              $8.99100        $10.36593              0
    01/01/2013 to 12/31/2013                             $10.36593        $13.95438              0
----------------------------------------------------------------------------------------------------------
AST MFS Large-Cap Value Portfolio
    08/20/2012* to 12/31/2012                             $9.99874        $10.20145              0
    01/01/2013 to 12/31/2013                             $10.20145        $13.51173              0
----------------------------------------------------------------------------------------------------------
AST Mid-Cap Value Portfolio
    07/30/2007* to 12/31/2007                            $10.07772         $9.75598              0
    01/01/2008 to 12/31/2008                              $9.75598         $5.94426              0
    01/01/2009 to 12/31/2009                              $5.94426         $8.12969              0
    01/01/2010 to 12/31/2010                              $8.12969         $9.89536              0
    01/01/2011 to 12/31/2011                              $9.89536         $9.40805              0
    01/01/2012 to 12/31/2012                              $9.40805        $10.96961              0
    01/01/2013 to 12/31/2013                             $10.96961        $14.30342              0
----------------------------------------------------------------------------------------------------------
AST Money Market Portfolio
    07/30/2007* to 12/31/2007                            $10.00005        $10.13590              0
    01/01/2008 to 12/31/2008                             $10.13590        $10.23157              0
    01/01/2009 to 12/31/2009                             $10.23157        $10.09993          6,801
    01/01/2010 to 12/31/2010                             $10.09993         $9.94783          6,797
    01/01/2011 to 12/31/2011                              $9.94783         $9.79833          6,794
    01/01/2012 to 12/31/2012                              $9.79833         $9.64882          6,790
    01/01/2013 to 12/31/2013                              $9.64882         $9.50145          6,786
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman / LSV Mid-Cap Value Portfolio
    07/30/2007* to 12/31/2007                            $10.10485        $10.03153              0
    01/01/2008 to 12/31/2008                             $10.03153         $5.70384              0
    01/01/2009 to 12/31/2009                              $5.70384         $7.89954              0
    01/01/2010 to 12/31/2010                              $7.89954         $9.60188              0
    01/01/2011 to 12/31/2011                              $9.60188         $9.22041              0
    01/01/2012 to 12/31/2012                              $9.22041        $10.63435              0
    01/01/2013 to 12/31/2013                             $10.63435        $14.87094              0

                                                                                         Number of
                                                     Accumulation     Accumulation      Accumulation
                                                     Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                      Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------
AST Neuberger Berman Core Bond Portfolio
    10/31/2011* to 12/31/2011                          $10.02864        $10.07292               0
    01/01/2012 to 12/31/2012                           $10.07292        $10.40201               0
    01/01/2013 to 12/31/2013                           $10.40201         $9.95273               0
--------------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Growth Portfolio
    07/30/2007* to 12/31/2007                          $10.15851        $10.50826               0
    01/01/2008 to 12/31/2008                           $10.50826         $5.87924               0
    01/01/2009 to 12/31/2009                            $5.87924         $7.51397               0
    01/01/2010 to 12/31/2010                            $7.51397         $9.52103               0
    01/01/2011 to 12/31/2011                            $9.52103         $9.53380               0
    01/01/2012 to 12/31/2012                            $9.53380        $10.55035               0
    01/01/2013 to 12/31/2013                           $10.55035        $13.77711               0
--------------------------------------------------------------------------------------------------------
AST Neuberger Berman Small-Cap Growth Portfolio
    07/30/2007* to 12/31/2007                          $10.05153        $11.24534               0
    01/01/2008 to 12/31/2008                           $11.24534         $6.36287               0
    01/01/2009 to 12/31/2009                            $6.36287         $7.67947               0
    01/01/2010 to 12/31/2010                            $7.67947         $9.09464               0
    01/01/2011 to 04/29/2011                            $9.09464        $10.20514               0
--------------------------------------------------------------------------------------------------------
AST New Discovery Asset Allocation Portfolio
    04/30/2012* to 12/31/2012                           $9.99874        $10.33232               0
    01/01/2013 to 12/31/2013                           $10.33232        $12.09877               0
--------------------------------------------------------------------------------------------------------
AST Parametric Emerging Markets Equity Portfolio
    07/21/2008* to 12/31/2008                          $10.10148         $5.57713               0
    01/01/2009 to 12/31/2009                            $5.57713         $9.14476               0
    01/01/2010 to 12/31/2010                            $9.14476        $11.01039               0
    01/01/2011 to 12/31/2011                           $11.01039         $8.64429               0
    01/01/2012 to 12/31/2012                            $8.64429        $10.03811               0
    01/01/2013 to 12/31/2013                           $10.03811         $9.90675               0
--------------------------------------------------------------------------------------------------------
AST PIMCO Limited Maturity Bond Portfolio
    07/30/2007* to 12/31/2007                           $9.99874        $10.35032               0
    01/01/2008 to 12/31/2008                           $10.35032        $10.30596               0
    01/01/2009 to 12/31/2009                           $10.30596        $11.18662               0
    01/01/2010 to 12/31/2010                           $11.18662        $11.44509               0
    01/01/2011 to 12/31/2011                           $11.44509        $11.52377               0
    01/01/2012 to 12/31/2012                           $11.52377        $11.88007               0
    01/01/2013 to 12/31/2013                           $11.88007        $11.44415             877
--------------------------------------------------------------------------------------------------------
AST PIMCO Total Return Bond Portfolio
    07/30/2007* to 12/31/2007                           $9.99011        $10.61093               0
    01/01/2008 to 12/31/2008                           $10.61093        $10.21282               0
    01/01/2009 to 12/31/2009                           $10.21282        $11.71879               0
    01/01/2010 to 12/31/2010                           $11.71879        $12.43030               0
    01/01/2011 to 12/31/2011                           $12.43030        $12.62952               0
    01/01/2012 to 12/31/2012                           $12.62952        $13.59558               0
    01/01/2013 to 12/31/2013                           $13.59558        $13.14185               0
--------------------------------------------------------------------------------------------------------
AST Preservation Asset Allocation Portfolio
    07/30/2007* to 12/31/2007                          $10.05250        $10.50026               0
    01/01/2008 to 12/31/2008                           $10.50026         $8.32510             162
    01/01/2009 to 12/31/2009                            $8.32510         $9.84047          69,275
    01/01/2010 to 12/31/2010                            $9.84047        $10.71448          65,748
    01/01/2011 to 12/31/2011                           $10.71448        $10.65598          62,208
    01/01/2012 to 12/31/2012                           $10.65598        $11.58145          58,822
    01/01/2013 to 12/31/2013                           $11.58145        $12.45503          55,645

                                                                                               Number of
                                                           Accumulation     Accumulation      Accumulation
                                                           Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                            Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------
AST Prudential Core Bond Portfolio
    10/31/2011* to 12/31/2011                                $10.01865        $10.07278               0
    01/01/2012 to 12/31/2012                                 $10.07278        $10.62380               0
    01/01/2013 to 12/31/2013                                 $10.62380        $10.21943               0
--------------------------------------------------------------------------------------------------------------
AST Prudential Growth Allocation Portfolio
 formerly, AST First Trust Capital Appreciation Target
 Portfolio
    07/30/2007* to 12/31/2007                                $10.12464        $10.57066             979
    01/01/2008 to 12/31/2008                                 $10.57066         $6.17152           1,232
    01/01/2009 to 12/31/2009                                  $6.17152         $7.65577           1,744
    01/01/2010 to 12/31/2010                                  $7.65577         $8.97262           1,020
    01/01/2011 to 12/31/2011                                  $8.97262         $8.28656             764
    01/01/2012 to 12/31/2012                                  $8.28656         $9.21401             886
    01/01/2013 to 12/31/2013                                  $9.21401        $10.61792             853
--------------------------------------------------------------------------------------------------------------
AST QMA Emerging Markets Equity Portfolio
    02/25/2013* to 12/31/2013                                 $9.99873         $9.61260               0
--------------------------------------------------------------------------------------------------------------
AST QMA Large-Cap Portfolio
    04/29/2013* to 12/31/2013                                 $9.99873        $11.68672               0
--------------------------------------------------------------------------------------------------------------
AST QMA US Equity Alpha Portfolio
    07/30/2007* to 12/31/2007                                $10.08342         $9.75457               0
    01/01/2008 to 12/31/2008                                  $9.75457         $5.88658               0
    01/01/2009 to 12/31/2009                                  $5.88658         $7.06162               0
    01/01/2010 to 12/31/2010                                  $7.06162         $8.00018               0
    01/01/2011 to 12/31/2011                                  $8.00018         $8.15041               0
    01/01/2012 to 12/31/2012                                  $8.15041         $9.53479               0
    01/01/2013 to 12/31/2013                                  $9.53479        $12.43373               0
--------------------------------------------------------------------------------------------------------------
AST Quantitative Modeling Portfolio
    05/02/2011* to 12/31/2011                                 $9.99873         $8.90735               0
    01/01/2012 to 12/31/2012                                  $8.90735         $9.92508               0
    01/01/2013 to 12/31/2013                                  $9.92508        $11.96239               0
--------------------------------------------------------------------------------------------------------------
AST RCM World Trends Portfolio
 formerly, AST CLS Moderate Asset Allocation Portfolio
    05/01/2008* to 12/31/2008                                $10.08113         $7.35279           9,552
    01/01/2009 to 12/31/2009                                  $7.35279         $8.93381          14,107
    01/01/2010 to 12/31/2010                                  $8.93381         $9.84577          17,371
    01/01/2011 to 12/31/2011                                  $9.84577         $9.51938          10,322
    01/01/2012 to 12/31/2012                                  $9.51938        $10.33753          13,196
    01/01/2013 to 12/31/2013                                 $10.33753        $11.44579          13,955
--------------------------------------------------------------------------------------------------------------
AST Schroders Global Tactical Portfolio
    05/01/2008* to 12/31/2008                                $10.09931         $6.70325               0
    01/01/2009 to 12/31/2009                                  $6.70325         $8.37305             638
    01/01/2010 to 12/31/2010                                  $8.37305         $9.42764               0
    01/01/2011 to 12/31/2011                                  $9.42764         $9.06204               0
    01/01/2012 to 12/31/2012                                  $9.06204        $10.34244               0
    01/01/2013 to 12/31/2013                                 $10.34244        $12.02368               0
--------------------------------------------------------------------------------------------------------------
AST Schroders Multi-Asset World Strategies Portfolio
    07/30/2007* to 12/31/2007                                $10.08218        $10.42431               0
    01/01/2008 to 12/31/2008                                 $10.42431         $7.16588               0
    01/01/2009 to 12/31/2009                                  $7.16588         $8.99079               0
    01/01/2010 to 12/31/2010                                  $8.99079         $9.89917               0
    01/01/2011 to 12/31/2011                                  $9.89917         $9.41863               0
    01/01/2012 to 12/31/2012                                  $9.41863        $10.30745               0
    01/01/2013 to 12/31/2013                                 $10.30745        $11.61146               0

                                                                                      Number of
                                                  Accumulation     Accumulation      Accumulation
                                                  Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                   Beginning of Period End of Period    End of Period
-----------------------------------------------------------------------------------------------------
AST Small-Cap Growth Portfolio
    07/30/2007* to 12/31/2007                       $10.09683         $9.87668               0
    01/01/2008 to 12/31/2008                         $9.87668         $6.32175               0
    01/01/2009 to 12/31/2009                         $6.32175         $8.33591               0
    01/01/2010 to 12/31/2010                         $8.33591        $11.19796               0
    01/01/2011 to 12/31/2011                        $11.19796        $10.91902               0
    01/01/2012 to 12/31/2012                        $10.91902        $12.06108               0
    01/01/2013 to 12/31/2013                        $12.06108        $16.05422               0
-----------------------------------------------------------------------------------------------------
AST Small-Cap Value Portfolio
    07/30/2007* to 12/31/2007                       $10.09296         $9.45982               0
    01/01/2008 to 12/31/2008                         $9.45982         $6.54703               0
    01/01/2009 to 12/31/2009                         $6.54703         $8.18773               0
    01/01/2010 to 12/31/2010                         $8.18773        $10.15835               0
    01/01/2011 to 12/31/2011                        $10.15835         $9.40539               0
    01/01/2012 to 12/31/2012                         $9.40539        $10.94342               0
    01/01/2013 to 12/31/2013                        $10.94342        $14.80658               0
-----------------------------------------------------------------------------------------------------
AST T. Rowe Price Asset Allocation Portfolio
    07/30/2007* to 12/31/2007                       $10.06997        $10.20919          41,225
    01/01/2008 to 12/31/2008                        $10.20919         $7.44504          42,226
    01/01/2009 to 12/31/2009                         $7.44504         $9.10101          48,089
    01/01/2010 to 12/31/2010                         $9.10101         $9.99565          48,044
    01/01/2011 to 12/31/2011                         $9.99565        $10.03835          43,130
    01/01/2012 to 12/31/2012                        $10.03835        $11.21881          42,770
    01/01/2013 to 12/31/2013                        $11.21881        $12.90706          41,483
-----------------------------------------------------------------------------------------------------
AST T. Rowe Price Equity Income Portfolio
    07/30/2007* to 12/31/2007                       $10.09107         $9.49128               0
    01/01/2008 to 12/31/2008                         $9.49128         $5.43158               0
    01/01/2009 to 12/31/2009                         $5.43158         $6.62130               0
    01/01/2010 to 12/31/2010                         $6.62130         $7.38366               0
    01/01/2011 to 12/31/2011                         $7.38366         $7.15171               0
    01/01/2012 to 12/31/2012                         $7.15171         $8.25713               0
    01/01/2013 to 12/31/2013                         $8.25713        $10.54461               0
-----------------------------------------------------------------------------------------------------
AST T. Rowe Price Large-Cap Growth Portfolio
    07/30/2007* to 12/31/2007                       $10.14554        $10.08360               0
    01/01/2008 to 12/31/2008                        $10.08360         $5.90135               0
    01/01/2009 to 12/31/2009                         $5.90135         $8.91275               0
    01/01/2010 to 12/31/2010                         $8.91275        $10.16407               0
    01/01/2011 to 12/31/2011                        $10.16407         $9.83920               0
    01/01/2012 to 12/31/2012                         $9.83920        $11.39212               0
    01/01/2013 to 12/31/2013                        $11.39212        $16.15704               0
-----------------------------------------------------------------------------------------------------
AST T. Rowe Price Natural Resources Portfolio
    07/30/2007* to 12/31/2007                       $10.18050        $11.64720           2,607
    01/01/2008 to 12/31/2008                        $11.64720         $5.73614           3,300
    01/01/2009 to 12/31/2009                         $5.73614         $8.43588           2,609
    01/01/2010 to 12/31/2010                         $8.43588        $10.00608           2,277
    01/01/2011 to 12/31/2011                        $10.00608         $8.38336           2,495
    01/01/2012 to 12/31/2012                         $8.38336         $8.55349           2,515
    01/01/2013 to 12/31/2013                         $8.55349         $9.71833           2,385

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST Templeton Global Bond Portfolio
 formerly, AST T. Rowe Price Global Bond Portfolio
    07/30/2007* to 12/31/2007                               $10.00716        $10.61706               0
    01/01/2008 to 12/31/2008                                $10.61706        $10.20039               0
    01/01/2009 to 12/31/2009                                $10.20039        $11.26142               0
    01/01/2010 to 12/31/2010                                $11.26142        $11.72623               0
    01/01/2011 to 12/31/2011                                $11.72623        $12.02340               0
    01/01/2012 to 12/31/2012                                $12.02340        $12.45802               0
    01/01/2013 to 12/31/2013                                $12.45802        $11.80712               0
-------------------------------------------------------------------------------------------------------------
AST Wellington Management Hedged Equity Portfolio
    07/30/2007* to 12/31/2007                               $10.13031        $10.36456               0
    01/01/2008 to 12/31/2008                                $10.36456         $5.88617               0
    01/01/2009 to 12/31/2009                                 $5.88617         $7.44422               0
    01/01/2010 to 12/31/2010                                 $7.44422         $8.40339               0
    01/01/2011 to 12/31/2011                                 $8.40339         $7.98925               0
    01/01/2012 to 12/31/2012                                 $7.98925         $8.73290               0
    01/01/2013 to 12/31/2013                                 $8.73290        $10.36258               0
-------------------------------------------------------------------------------------------------------------
AST Western Asset Core Plus Bond Portfolio
    11/19/2007* to 12/31/2007                                $9.99874         $9.98107               0
    01/01/2008 to 12/31/2008                                 $9.98107         $9.31640               0
    01/01/2009 to 12/31/2009                                 $9.31640        $10.24090               0
    01/01/2010 to 12/31/2010                                $10.24090        $10.87066               0
    01/01/2011 to 12/31/2011                                $10.87066        $11.34960               0
    01/01/2012 to 12/31/2012                                $11.34960        $12.05357               0
    01/01/2013 to 12/31/2013                                $12.05357        $11.69218               0
-------------------------------------------------------------------------------------------------------------
AST Western Asset Emerging Markets Debt Portfolio
    08/20/2012* to 12/31/2012                                $9.99874        $10.39032               0
    01/01/2013 to 12/31/2013                                $10.39032         $9.39916               0
-------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Founding Funds Allocation Fund
    05/01/2008* to 12/31/2008                               $10.07814         $6.64837          39,498
    01/01/2009 to 12/31/2009                                 $6.64837         $8.51511          62,284
    01/01/2010 to 12/31/2010                                 $8.51511         $9.24358          55,366
    01/01/2011 to 12/31/2011                                 $9.24358         $8.95042          41,224
    01/01/2012 to 09/21/2012                                 $8.95042        $10.03642               0



 *  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES
                        Allstate Life Insurance Company
                                   Prospectus

 ACCUMULATION UNIT VALUES: With TrueAccumulation HD 60 bps and Combo 5%/HAV 80
                                  bps (2.95%)



                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST Academic Strategies Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                             $10.02445        $12.14936            0
    01/01/2010 to 12/31/2010                             $12.14936        $13.21280            0
    01/01/2011 to 12/31/2011                             $13.21280        $12.49300            0
    01/01/2012 to 12/31/2012                             $12.49300        $13.65870            0
    01/01/2013 to 12/31/2013                             $13.65870        $14.58998            0

                                                                                       Number of
                                                   Accumulation     Accumulation      Accumulation
                                                   Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                    Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------
AST Advanced Strategies Portfolio
    05/01/2009 to 12/31/2009                         $10.03680        $12.34528            0
    01/01/2010 to 12/31/2010                         $12.34528        $13.63479            0
    01/01/2011 to 12/31/2011                         $13.63479        $13.25903            0
    01/01/2012 to 12/31/2012                         $13.25903        $14.63559            0
    01/01/2013 to 12/31/2013                         $14.63559        $16.56939            0
------------------------------------------------------------------------------------------------------
AST American Century Income & Growth Portfolio
    05/01/2009 to 12/31/2009                         $10.07546        $12.39306            0
    01/01/2010 to 12/31/2010                         $12.39306        $13.70434            0
    01/01/2011 to 12/31/2011                         $13.70434        $13.78718            0
    01/01/2012 to 05/04/2012                         $13.78718        $14.91640            0
------------------------------------------------------------------------------------------------------
AST Balanced Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                         $10.02327        $11.97506            0
    01/01/2010 to 12/31/2010                         $11.97506        $13.06397            0
    01/01/2011 to 12/31/2011                         $13.06397        $12.53549            0
    01/01/2012 to 12/31/2012                         $12.53549        $13.69410            0
    01/01/2013 to 12/31/2013                         $13.69410        $15.64854            0
------------------------------------------------------------------------------------------------------
AST BlackRock Global Strategies Portfolio
    05/02/2011* to 12/31/2011                         $9.99761         $9.09045            0
    01/01/2012 to 12/31/2012                          $9.09045         $9.87942            0
    01/01/2013 to 12/31/2013                          $9.87942        $10.63737            0
------------------------------------------------------------------------------------------------------
AST BlackRock iShares ETF Portfolio
    04/29/2013* to 12/31/2013                         $9.99761        $10.41119            0
------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2016
    05/01/2009 to 12/31/2009                          $9.93798         $9.55620            0
    01/01/2010 to 12/31/2010                          $9.55620        $10.26367            0
    01/01/2011 to 12/31/2011                         $10.26367        $10.93070            0
    01/01/2012 to 12/31/2012                         $10.93070        $11.05857            0
    01/01/2013 to 12/31/2013                         $11.05857        $10.66719            0
------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2018
    05/01/2009 to 12/31/2009                          $9.92241         $9.62179            0
    01/01/2010 to 12/31/2010                          $9.62179        $10.39111            0
    01/01/2011 to 12/31/2011                         $10.39111        $11.46417            0
    01/01/2012 to 12/31/2012                         $11.46417        $11.77099            0
    01/01/2013 to 12/31/2013                         $11.77099        $11.07378            0
------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2019
    05/01/2009 to 12/31/2009                          $9.90519         $9.52322            0
    01/01/2010 to 12/31/2010                          $9.52322        $10.30078            0
    01/01/2011 to 12/31/2011                         $10.30078        $11.60406            0
    01/01/2012 to 12/31/2012                         $11.60406        $11.93080            0
    01/01/2013 to 12/31/2013                         $11.93080        $11.02845            0
------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2020
    05/01/2009 to 12/31/2009                          $9.88390         $9.19990            0
    01/01/2010 to 12/31/2010                          $9.19990         $9.99438            0
    01/01/2011 to 12/31/2011                          $9.99438        $11.52125            0
    01/01/2012 to 12/31/2012                         $11.52125        $11.89712            0
    01/01/2013 to 12/31/2013                         $11.89712        $10.80270            0
------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2021
    01/04/2010* to 12/31/2010                         $9.99681        $10.88846            0
    01/01/2011 to 12/31/2011                         $10.88846        $12.72379            0
    01/01/2012 to 12/31/2012                         $12.72379        $13.19766            0
    01/01/2013 to 12/31/2013                         $13.19766        $11.92141            0

                                                                                                   Number of
                                                               Accumulation     Accumulation      Accumulation
                                                               Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2022
    01/03/2011* to 12/31/2011                                     $9.99761        $11.89013            0
    01/01/2012 to 12/31/2012                                     $11.89013        $12.22355            0
    01/01/2013 to 12/31/2013                                     $12.22355        $10.71566            0
------------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2023
    01/03/2012* to 12/31/2012                                     $9.99682        $10.28551            0
    01/01/2013 to 12/31/2013                                     $10.28551         $8.97126            0
------------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2024
    01/02/2013* to 12/31/2013                                     $9.99840         $8.65410            0
------------------------------------------------------------------------------------------------------------------
AST Capital Growth Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                     $10.03857        $12.24249            0
    01/01/2010 to 12/31/2010                                     $12.24249        $13.48193            0
    01/01/2011 to 12/31/2011                                     $13.48193        $12.77794            0
    01/01/2012 to 12/31/2012                                     $12.77794        $14.11378            0
    01/01/2013 to 12/31/2013                                     $14.11378        $16.81801            0
------------------------------------------------------------------------------------------------------------------
AST ClearBridge Dividend Growth Portfolio
 formerly, AST Clearbridge Dividend Growth Portfolio
    02/25/2013* to 12/31/2013                                     $9.99761        $11.53933            0
------------------------------------------------------------------------------------------------------------------
AST Cohen & Steers Realty Portfolio
    05/01/2009 to 12/31/2009                                      $9.61459        $14.43200            0
    01/01/2010 to 12/31/2010                                     $14.43200        $18.04037            0
    01/01/2011 to 12/31/2011                                     $18.04037        $18.67849            0
    01/01/2012 to 12/31/2012                                     $18.67849        $20.92593            0
    01/01/2013 to 12/31/2013                                     $20.92593        $20.96220            0
------------------------------------------------------------------------------------------------------------------
AST Defensive Asset Allocation Portfolio
    04/29/2013* to 12/31/2013                                     $9.99761         $9.60721            0
------------------------------------------------------------------------------------------------------------------
AST Federated Aggressive Growth Portfolio
    05/01/2009 to 12/31/2009                                      $9.98041        $12.91235            0
    01/01/2010 to 12/31/2010                                     $12.91235        $16.62407            0
    01/01/2011 to 12/31/2011                                     $16.62407        $14.03025            0
    01/01/2012 to 12/31/2012                                     $14.03025        $16.36244            0
    01/01/2013 to 12/31/2013                                     $16.36244        $22.37938            0
------------------------------------------------------------------------------------------------------------------
AST FI Pyramis(R) Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                     $10.02667        $11.90513            0
    01/01/2010 to 12/31/2010                                     $11.90513        $13.10434            0
    01/01/2011 to 12/31/2011                                     $13.10434        $12.41428            0
    01/01/2012 to 12/31/2012                                     $12.41428        $13.70156            0
    01/01/2013 to 12/31/2013                                     $13.70156        $15.86692            0
------------------------------------------------------------------------------------------------------------------
AST First Trust Balanced Target Portfolio
    05/01/2009 to 12/31/2009                                     $10.01294        $12.22930            0
    01/01/2010 to 12/31/2010                                     $12.22930        $13.58467            0
    01/01/2011 to 12/31/2011                                     $13.58467        $12.99693            0
    01/01/2012 to 12/31/2012                                     $12.99693        $13.96586            0
    01/01/2013 to 12/31/2013                                     $13.96586        $15.56738            0
------------------------------------------------------------------------------------------------------------------
AST Franklin Templeton Founding Funds Allocation Portfolio
    04/30/2012* to 12/31/2012                                     $9.99761        $10.65771            0
    01/01/2013 to 12/31/2013                                     $10.65771        $12.88532            0
------------------------------------------------------------------------------------------------------------------
AST Franklin Templeton Founding Funds Plus Portfolio
    04/29/2013* to 12/31/2013                                     $9.99761        $10.72498            0

                                                                                                   Number of
                                                               Accumulation     Accumulation      Accumulation
                                                               Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------------
AST Global Real Estate Portfolio
    05/01/2009 to 12/31/2009                                      $9.85920        $13.85898            0
    01/01/2010 to 12/31/2010                                     $13.85898        $16.18066            0
    01/01/2011 to 12/31/2011                                     $16.18066        $14.92497            0
    01/01/2012 to 12/31/2012                                     $14.92497        $18.38161            0
    01/01/2013 to 12/31/2013                                     $18.38161        $18.63024            0
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Concentrated Growth Portfolio
    05/01/2009 to 12/31/2009                                     $10.04640        $12.76897            0
    01/01/2010 to 12/31/2010                                     $12.76897        $13.67864            0
    01/01/2011 to 12/31/2011                                     $13.67864        $12.76090            0
    01/01/2012 to 12/31/2012                                     $12.76090        $14.84384            0
    01/01/2013 to 12/31/2013                                     $14.84384        $18.70581            0
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Large-Cap Value Portfolio
    05/01/2009 to 12/31/2009                                     $10.12441        $12.13759            0
    01/01/2010 to 12/31/2010                                     $12.13759        $13.30864            0
    01/01/2011 to 12/31/2011                                     $13.30864        $12.21384            0
    01/01/2012 to 12/31/2012                                     $12.21384        $14.19577            0
    01/01/2013 to 12/31/2013                                     $14.19577        $18.41365            0
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Mid-Cap Growth Portfolio
    05/01/2009 to 12/31/2009                                     $10.05944        $13.41082            0
    01/01/2010 to 12/31/2010                                     $13.41082        $15.60874            0
    01/01/2011 to 12/31/2011                                     $15.60874        $14.71010            0
    01/01/2012 to 12/31/2012                                     $14.71010        $17.08972            0
    01/01/2013 to 12/31/2013                                     $17.08972        $21.94313            0
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Multi-Asset Portfolio
 formerly, AST Horizon Moderate Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                     $10.02445        $11.79434            0
    01/01/2010 to 12/31/2010                                     $11.79434        $12.78461            0
    01/01/2011 to 12/31/2011                                     $12.78461        $12.35543            0
    01/01/2012 to 12/31/2012                                     $12.35543        $13.21594            0
    01/01/2013 to 12/31/2013                                     $13.21594        $14.09741            0
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Small-Cap Value Portfolio
    05/01/2009 to 12/31/2009                                      $9.95298        $12.68913            0
    01/01/2010 to 12/31/2010                                     $12.68913        $15.62431            0
    01/01/2011 to 12/31/2011                                     $15.62431        $15.37426            0
    01/01/2012 to 12/31/2012                                     $15.37426        $17.27520            0
    01/01/2013 to 12/31/2013                                     $17.27520        $23.29237            0
------------------------------------------------------------------------------------------------------------------
AST Herndon Large-Cap Value Portfolio
 formerly, AST BlackRock Value Portfolio
    05/01/2009 to 12/31/2009                                     $10.09805        $12.68684            0
    01/01/2010 to 12/31/2010                                     $12.68684        $13.85625            0
    01/01/2011 to 12/31/2011                                     $13.85625        $13.39298            0
    01/01/2012 to 12/31/2012                                     $13.39298        $14.75128            0
    01/01/2013 to 12/31/2013                                     $14.75128        $19.28986            0
------------------------------------------------------------------------------------------------------------------
AST High Yield Portfolio
    05/01/2009 to 12/31/2009                                     $10.01687        $12.44762            0
    01/01/2010 to 12/31/2010                                     $12.44762        $13.72269            0
    01/01/2011 to 12/31/2011                                     $13.72269        $13.75253            0
    01/01/2012 to 12/31/2012                                     $13.75253        $15.21051            0
    01/01/2013 to 12/31/2013                                     $15.21051        $15.83487            0

                                                                                               Number of
                                                           Accumulation     Accumulation      Accumulation
                                                           Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                            Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------
AST International Growth Portfolio
    05/01/2009 to 12/31/2009                                 $10.14299        $13.19838            0
    01/01/2010 to 12/31/2010                                 $13.19838        $14.67845            0
    01/01/2011 to 12/31/2011                                 $14.67845        $12.41502            0
    01/01/2012 to 12/31/2012                                 $12.41502        $14.51412            0
    01/01/2013 to 12/31/2013                                 $14.51412        $16.78430            0
--------------------------------------------------------------------------------------------------------------
AST International Value Portfolio
    05/01/2009 to 12/31/2009                                 $10.11749        $13.03087            0
    01/01/2010 to 12/31/2010                                 $13.03087        $14.05996            0
    01/01/2011 to 12/31/2011                                 $14.05996        $11.94302            0
    01/01/2012 to 12/31/2012                                 $11.94302        $13.53418            0
    01/01/2013 to 12/31/2013                                 $13.53418        $15.70503            0
--------------------------------------------------------------------------------------------------------------
AST J.P. Morgan Global Thematic Portfolio
    05/01/2009 to 12/31/2009                                 $10.04081        $12.18077            0
    01/01/2010 to 12/31/2010                                 $12.18077        $13.46612            0
    01/01/2011 to 12/31/2011                                 $13.46612        $13.00582            0
    01/01/2012 to 12/31/2012                                 $13.00582        $14.34783            0
    01/01/2013 to 12/31/2013                                 $14.34783        $16.20522            0
--------------------------------------------------------------------------------------------------------------
AST J.P. Morgan International Equity Portfolio
 formerly, AST JPMorgan International Equity Portfolio
    05/01/2009 to 12/31/2009                                 $10.12715        $13.51438            0
    01/01/2010 to 12/31/2010                                 $13.51438        $14.06802            0
    01/01/2011 to 12/31/2011                                 $14.06802        $12.41437            0
    01/01/2012 to 12/31/2012                                 $12.41437        $14.69929            0
    01/01/2013 to 12/31/2013                                 $14.69929        $16.47073            0
--------------------------------------------------------------------------------------------------------------
AST J.P. Morgan Strategic Opportunities Portfolio
    05/01/2009 to 12/31/2009                                 $10.07956        $11.60290            0
    01/01/2010 to 12/31/2010                                 $11.60290        $12.09485            0
    01/01/2011 to 12/31/2011                                 $12.09485        $11.77579            0
    01/01/2012 to 12/31/2012                                 $11.77579        $12.66328            0
    01/01/2013 to 12/31/2013                                 $12.66328        $13.65692            0
--------------------------------------------------------------------------------------------------------------
AST Jennison Large-Cap Growth Portfolio
    11/16/2009* to 12/31/2009                                $10.08300        $10.27376            0
    01/01/2010 to 12/31/2010                                 $10.27376        $11.10839            0
    01/01/2011 to 12/31/2011                                 $11.10839        $10.86159            0
    01/01/2012 to 12/31/2012                                 $10.86159        $12.15159            0
    01/01/2013 to 12/31/2013                                 $12.15159        $16.11041            0
--------------------------------------------------------------------------------------------------------------
AST Jennison Large-Cap Value Portfolio
    11/16/2009* to 12/31/2009                                $10.14438        $10.28358            0
    01/01/2010 to 12/31/2010                                 $10.28358        $11.35945            0
    01/01/2011 to 12/31/2011                                 $11.35945        $10.38600            0
    01/01/2012 to 12/31/2012                                 $10.38600        $11.42237            0
    01/01/2013 to 12/31/2013                                 $11.42237        $14.58181            0
--------------------------------------------------------------------------------------------------------------
AST Large-Cap Value Portfolio
    05/01/2009 to 12/31/2009                                 $10.06243        $12.66336            0
    01/01/2010 to 12/31/2010                                 $12.66336        $13.91872            0
    01/01/2011 to 12/31/2011                                 $13.91872        $12.95425            0
    01/01/2012 to 12/31/2012                                 $12.95425        $14.70655            0
    01/01/2013 to 12/31/2013                                 $14.70655        $19.97873            0

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST Loomis Sayles Large-Cap Growth Portfolio
 formerly, AST Marsico Capital Growth Portfolio
    05/01/2009 to 12/31/2009                             $10.00706        $12.64537            0
    01/01/2010 to 12/31/2010                             $12.64537        $14.70877            0
    01/01/2011 to 12/31/2011                             $14.70877        $14.15685            0
    01/01/2012 to 12/31/2012                             $14.15685        $15.43656            0
    01/01/2013 to 12/31/2013                             $15.43656        $20.48326            0
----------------------------------------------------------------------------------------------------------
AST Lord Abbett Core Fixed Income Portfolio
    05/01/2009 to 12/31/2009                             $10.03365        $12.01790            0
    01/01/2010 to 12/31/2010                             $12.01790        $13.23903            0
    01/01/2011 to 12/31/2011                             $13.23903        $14.16791            0
    01/01/2012 to 12/31/2012                             $14.16791        $14.57657            0
    01/01/2013 to 12/31/2013                             $14.57657        $13.87514            0
----------------------------------------------------------------------------------------------------------
AST MFS Global Equity Portfolio
    05/01/2009 to 12/31/2009                             $10.07220        $13.29229            0
    01/01/2010 to 12/31/2010                             $13.29229        $14.46650            0
    01/01/2011 to 12/31/2011                             $14.46650        $13.61174            0
    01/01/2012 to 12/31/2012                             $13.61174        $16.27157            0
    01/01/2013 to 12/31/2013                             $16.27157        $20.17229            0
----------------------------------------------------------------------------------------------------------
AST MFS Growth Portfolio
    05/01/2009 to 12/31/2009                             $10.02798        $12.08504            0
    01/01/2010 to 12/31/2010                             $12.08504        $13.23903            0
    01/01/2011 to 12/31/2011                             $13.23903        $12.78333            0
    01/01/2012 to 12/31/2012                             $12.78333        $14.53713            0
    01/01/2013 to 12/31/2013                             $14.53713        $19.30315            0
----------------------------------------------------------------------------------------------------------
AST MFS Large-Cap Value Portfolio
    08/20/2012* to 12/31/2012                             $9.99761        $10.14969            0
    01/01/2013 to 12/31/2013                             $10.14969        $13.26017            0
----------------------------------------------------------------------------------------------------------
AST Mid-Cap Value Portfolio
    05/01/2009 to 12/31/2009                              $9.98563        $13.15861            0
    01/01/2010 to 12/31/2010                             $13.15861        $15.79869            0
    01/01/2011 to 12/31/2011                             $15.79869        $14.81635            0
    01/01/2012 to 12/31/2012                             $14.81635        $17.03986            0
    01/01/2013 to 12/31/2013                             $17.03986        $21.91606            0
----------------------------------------------------------------------------------------------------------
AST Money Market Portfolio
    05/01/2009 to 12/31/2009                              $9.99942         $9.81302            0
    01/01/2010 to 12/31/2010                              $9.81302         $9.53369            0
    01/01/2011 to 12/31/2011                              $9.53369         $9.26266            0
    01/01/2012 to 12/31/2012                              $9.26266         $8.99701            0
    01/01/2013 to 12/31/2013                              $8.99701         $8.73881            0
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman / LSV Mid-Cap Value Portfolio
    05/01/2009 to 12/31/2009                             $10.13078        $13.64182            0
    01/01/2010 to 12/31/2010                             $13.64182        $16.35611            0
    01/01/2011 to 12/31/2011                             $16.35611        $15.49269            0
    01/01/2012 to 12/31/2012                             $15.49269        $17.62473            0
    01/01/2013 to 12/31/2013                             $17.62473        $24.31064            0
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman Core Bond Portfolio
    10/31/2011* to 12/31/2011                            $10.02752        $10.04908            0
    01/01/2012 to 12/31/2012                             $10.04908        $10.23567            0
    01/01/2013 to 12/31/2013                             $10.23567         $9.66025            0

                                                                                               Number of
                                                           Accumulation     Accumulation      Accumulation
                                                           Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                            Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Growth Portfolio
    05/01/2009 to 12/31/2009                                  $9.97654        $12.29573            0
    01/01/2010 to 12/31/2010                                 $12.29573        $15.36806            0
    01/01/2011 to 12/31/2011                                 $15.36806        $15.17956            0
    01/01/2012 to 12/31/2012                                 $15.17956        $16.56876            0
    01/01/2013 to 12/31/2013                                 $16.56876        $21.34166            0
--------------------------------------------------------------------------------------------------------------
AST Neuberger Berman Small-Cap Growth Portfolio
    05/01/2009 to 12/31/2009                                  $9.93437        $12.00027            0
    01/01/2010 to 12/31/2010                                 $12.00027        $14.01859            0
    01/01/2011 to 04/29/2011                                 $14.01859        $15.66021            0
--------------------------------------------------------------------------------------------------------------
AST New Discovery Asset Allocation Portfolio
    04/30/2012* to 12/31/2012                                 $9.99761        $10.23671            0
    01/01/2013 to 12/31/2013                                 $10.23671        $11.82376            0
--------------------------------------------------------------------------------------------------------------
AST Parametric Emerging Markets Equity Portfolio
    05/01/2009 to 12/31/2009                                 $10.05415        $14.71491            0
    01/01/2010 to 12/31/2010                                 $14.71491        $17.47598            0
    01/01/2011 to 12/31/2011                                 $17.47598        $13.53385            0
    01/01/2012 to 12/31/2012                                 $13.53385        $15.50175            0
    01/01/2013 to 12/31/2013                                 $15.50175        $15.09039            0
--------------------------------------------------------------------------------------------------------------
AST PIMCO Limited Maturity Bond Portfolio
    05/01/2009 to 12/31/2009                                  $9.99032        $10.42561            0
    01/01/2010 to 12/31/2010                                 $10.42561        $10.52117            0
    01/01/2011 to 12/31/2011                                 $10.52117        $10.44956            0
    01/01/2012 to 12/31/2012                                 $10.44956        $10.62564            0
    01/01/2013 to 12/31/2013                                 $10.62564        $10.09639            0
--------------------------------------------------------------------------------------------------------------
AST PIMCO Total Return Bond Portfolio
    05/01/2009 to 12/31/2009                                  $9.98220        $10.98987            0
    01/01/2010 to 12/31/2010                                 $10.98987        $11.49843            0
    01/01/2011 to 12/31/2011                                 $11.49843        $11.52418            0
    01/01/2012 to 12/31/2012                                 $11.52418        $12.23626            0
    01/01/2013 to 12/31/2013                                 $12.23626        $11.66678            0
--------------------------------------------------------------------------------------------------------------
AST Preservation Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                 $10.02075        $11.54330            0
    01/01/2010 to 12/31/2010                                 $11.54330        $12.39748            0
    01/01/2011 to 12/31/2011                                 $12.39748        $12.16233            0
    01/01/2012 to 12/31/2012                                 $12.16233        $13.03817            0
    01/01/2013 to 12/31/2013                                 $13.03817        $13.83067            0
--------------------------------------------------------------------------------------------------------------
AST Prudential Core Bond Portfolio
    10/31/2011* to 12/31/2011                                $10.01753        $10.04901            0
    01/01/2012 to 12/31/2012                                 $10.04901        $10.45405            0
    01/01/2013 to 12/31/2013                                 $10.45405         $9.91913            0
--------------------------------------------------------------------------------------------------------------
AST Prudential Growth Allocation Portfolio
 formerly, AST First Trust Capital Appreciation Target
 Portfolio
    05/01/2009 to 12/31/2009                                  $9.98494        $12.08982            0
    01/01/2010 to 12/31/2010                                 $12.08982        $13.97661            0
    01/01/2011 to 12/31/2011                                 $13.97661        $12.73239            0
    01/01/2012 to 12/31/2012                                 $12.73239        $13.96423            0
    01/01/2013 to 12/31/2013                                 $13.96423        $15.87292            0

                                                                                               Number of
                                                           Accumulation     Accumulation      Accumulation
                                                           Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                            Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------
AST QMA US Equity Alpha Portfolio
    05/01/2009 to 12/31/2009                                 $10.07692        $12.73635            0
    01/01/2010 to 12/31/2010                                 $12.73635        $14.23284            0
    01/01/2011 to 12/31/2011                                 $14.23284        $14.30316            0
    01/01/2012 to 12/31/2012                                 $14.30316        $16.50445            0
    01/01/2013 to 12/31/2013                                 $16.50445        $21.22950            0
--------------------------------------------------------------------------------------------------------------
AST Quantitative Modeling Portfolio
    05/02/2011* to 12/31/2011                                 $9.99761         $8.82558            0
    01/01/2012 to 12/31/2012                                  $8.82558         $9.69974            0
    01/01/2013 to 12/31/2013                                  $9.69974        $11.53171            0
--------------------------------------------------------------------------------------------------------------
AST RCM World Trends Portfolio
 formerly, AST CLS Moderate Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                 $10.03963        $11.87204            0
    01/01/2010 to 12/31/2010                                 $11.87204        $12.90588            0
    01/01/2011 to 12/31/2011                                 $12.90588        $12.30847            0
    01/01/2012 to 12/31/2012                                 $12.30847        $13.18387            0
    01/01/2013 to 12/31/2013                                 $13.18387        $14.39847            0
--------------------------------------------------------------------------------------------------------------
AST Schroders Global Tactical Portfolio
    05/01/2009 to 12/31/2009                                 $10.05218        $12.27522            0
    01/01/2010 to 12/31/2010                                 $12.27522        $13.63321            0
    01/01/2011 to 12/31/2011                                 $13.63321        $12.92627            0
    01/01/2012 to 12/31/2012                                 $12.92627        $14.55131            0
    01/01/2013 to 12/31/2013                                 $14.55131        $16.68642            0
--------------------------------------------------------------------------------------------------------------
AST Schroders Multi-Asset World Strategies Portfolio
    05/01/2009 to 12/31/2009                                 $10.08059        $12.31716            0
    01/01/2010 to 12/31/2010                                 $12.31716        $13.37710            0
    01/01/2011 to 12/31/2011                                 $13.37710        $12.55463            0
    01/01/2012 to 12/31/2012                                 $12.55463        $13.55179            0
    01/01/2013 to 12/31/2013                                 $13.55179        $15.05845            0
--------------------------------------------------------------------------------------------------------------
AST Small-Cap Growth Portfolio
    05/01/2009 to 12/31/2009                                 $10.00808        $13.06229            0
    01/01/2010 to 12/31/2010                                 $13.06229        $17.30827            0
    01/01/2011 to 12/31/2011                                 $17.30827        $16.64771            0
    01/01/2012 to 12/31/2012                                 $16.64771        $18.13790            0
    01/01/2013 to 12/31/2013                                 $18.13790        $23.81435            0
--------------------------------------------------------------------------------------------------------------
AST Small-Cap Value Portfolio
    05/01/2009 to 12/31/2009                                  $9.97536        $12.87066            0
    01/01/2010 to 12/31/2010                                 $12.87066        $15.75132            0
    01/01/2011 to 12/31/2011                                 $15.75132        $14.38545            0
    01/01/2012 to 12/31/2012                                 $14.38545        $16.50936            0
    01/01/2013 to 12/31/2013                                 $16.50936        $22.03350            0
--------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                 $10.03811        $12.07928            0
    01/01/2010 to 12/31/2010                                 $12.07928        $13.08612            0
    01/01/2011 to 12/31/2011                                 $13.08612        $12.96345            0
    01/01/2012 to 12/31/2012                                 $12.96345        $14.29012            0
    01/01/2013 to 12/31/2013                                 $14.29012        $16.21658            0
--------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Equity Income Portfolio
    05/01/2009 to 12/31/2009                                 $10.09987        $12.83326            0
    01/01/2010 to 12/31/2010                                 $12.83326        $14.11612            0
    01/01/2011 to 12/31/2011                                 $14.11612        $13.48690            0
    01/01/2012 to 12/31/2012                                 $13.48690        $15.35897            0
    01/01/2013 to 12/31/2013                                 $15.35897        $19.34688            0

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Large-Cap Growth Portfolio
    05/01/2009 to 12/31/2009                                 $9.98672        $13.08825            0
    01/01/2010 to 12/31/2010                                $13.08825        $14.72290            0
    01/01/2011 to 12/31/2011                                $14.72290        $14.05856            0
    01/01/2012 to 12/31/2012                                $14.05856        $16.05536            0
    01/01/2013 to 12/31/2013                                $16.05536        $22.46065            0
-------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Natural Resources Portfolio
    05/01/2009 to 12/31/2009                                $10.30081        $13.67952            0
    01/01/2010 to 12/31/2010                                $13.67952        $16.00498            0
    01/01/2011 to 12/31/2011                                $16.00498        $13.22699            0
    01/01/2012 to 12/31/2012                                $13.22699        $13.31136            0
    01/01/2013 to 12/31/2013                                $13.31136        $14.91800            0
-------------------------------------------------------------------------------------------------------------
AST Templeton Global Bond Portfolio
 formerly, AST T. Rowe Price Global Bond Portfolio
    05/01/2009 to 12/31/2009                                $10.01712        $11.04392            0
    01/01/2010 to 12/31/2010                                $11.04392        $11.34320            0
    01/01/2011 to 12/31/2011                                $11.34320        $11.47265            0
    01/01/2012 to 12/31/2012                                $11.47265        $11.72521            0
    01/01/2013 to 12/31/2013                                $11.72521        $10.96116            0
-------------------------------------------------------------------------------------------------------------
AST Wellington Management Hedged Equity Portfolio
    05/01/2009 to 12/31/2009                                $10.06151        $12.69332            0
    01/01/2010 to 12/31/2010                                $12.69332        $14.13377            0
    01/01/2011 to 12/31/2011                                $14.13377        $13.25430            0
    01/01/2012 to 12/31/2012                                $13.25430        $14.29034            0
    01/01/2013 to 12/31/2013                                $14.29034        $16.72616            0
-------------------------------------------------------------------------------------------------------------
AST Western Asset Core Plus Bond Portfolio
    05/01/2009 to 12/31/2009                                 $9.98887        $10.69801            0
    01/01/2010 to 12/31/2010                                $10.69801        $11.20141            0
    01/01/2011 to 12/31/2011                                $11.20141        $11.53616            0
    01/01/2012 to 12/31/2012                                $11.53616        $12.08439            0
    01/01/2013 to 12/31/2013                                $12.08439        $11.56241            0
-------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Founding Funds Allocation Fund
    05/01/2009 to 12/31/2009                                $10.07038        $12.75527            0
    01/01/2010 to 12/31/2010                                $12.75527        $13.65814            0
    01/01/2011 to 12/31/2011                                $13.65814        $13.04516            0
    01/01/2012 to 09/21/2012                                $13.04516        $14.48296            0



 *  Denotes the start date of these sub-accounts

              APPENDIX B - CALCULATION OF OPTIONAL DEATH BENEFITS

 Examples of Combination 5% Roll-Up and Highest Anniversary Value Death Benefit Calculation
 The following are examples of how the Combination 5% Roll-Up and Highest Anniversary Value Death Benefit are calculated. Each example assumes an initial Purchase Payment of $50,000. Each example assumes that there is one Owner who is age 70 on the Issue Date and that all Account Value is maintained in the variable investment options.

 Example with market increase and death before Death Benefit Target Date
 Assume that the Owner's Account Value has generally been increasing due to positive market performance and that no withdrawals have been made. On the 7/th/ anniversary of the Issue Date we receive due proof of death, at which time the Account Value is $75,000; however, the Anniversary Value on the 5/th/ anniversary of the Issue Date was $90,000. Assume as well that the Owner has died before the Death Benefit Target Date. The Roll-Up Value is equal to initial Purchase Payment accumulated at 5% for 6 years, or $67,005. The Death Benefit is equal to the greatest of the Roll-Up Value, Highest Anniversary Value or the basic Death Benefit. The Death Benefit would be the Highest Anniversary Value ($90,000) because it is greater than both the Roll-Up Value ($67,005) and the amount that would have been payable under the basic Death Benefit ($75,000).

 Example with withdrawals
 Assume that the Owner made a withdrawal of $5,000 on the 6/th/ anniversary of the Issue Date when the Account Value was $45,000. The Roll-Up Value on the 6/th/ anniversary of the Issue Date is equal to initial Purchase Payment accumulated at 5% for 6 years, or $67,005. The 5% Dollar-for-Dollar Withdrawal Limit for the 7/th/ annuity year is equal to 5% of the Roll-Up Value as of the 6/th/ anniversary of the Issue Date, or $3,350. Therefore, the remaining $1,650 of the withdrawal results in a proportional reduction to the Roll-Up Value. On the 7/th/ anniversary of the Issue Date we receive due proof of death, at which time the Account Value is $43,000; however, the Anniversary Value on the 2/nd/ anniversary of the Issue Date was $70,000. Assume as well that the Owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greatest of the Roll-Up Value, Highest Anniversary Value or the basic Death Benefit.

 Roll-up Value                =    {($67,005 - $3,350) - [($67,005 - $3,350) * $1,650/($45,000 - $3,350)]} *
                                   1.05
                              =    ($63,655 - $2,522) * 1.05
                              =    $64,190

 Highest Anniversary Value    =    $70,000 - [$70,000 * $5,000/$45,000]
                              =    $70,000 - $7,778
                              =    $62,222

 Basic Death Benefit          =    max [$43,000, $50,000 - ($50,000 * $5,000/$45,000)]
                              =    max [$43,000, $44,444]
                              =    $44,444

 The Death Benefit therefore is $64,190.

 Example with death after Death Benefit Target Date
 Assume that the Owner has not made any withdrawals prior to the Death Benefit Target Date. Further assume that the Owner dies after the Death Benefit Target Date, when the Account Value is $75,000. The Roll-Up Value on the Death Benefit Target Date (the Annuity Anniversary on or following the Owner's 80/th/ birthday) is equal to initial Purchase Payment accumulated at 5% for 10 years, or $81,445. The Highest Anniversary Value on the Death Benefit Target Date was $85,000; however, following the Death Benefit Target Date, the Owner made a Purchase Payment of $15,000 and later had taken a withdrawal of $5,000 when the Account Value was $70,000. The Death Benefit is equal to the greatest of the Roll-Up Value, Highest Anniversary Value or the basic Death Benefit as of the Death Benefit Target Date; each increased by subsequent Purchase Payments and reduced proportionally for subsequent withdrawals.

 Roll-up Value                =    $81,445 + $15,000 - [($81,445 + 15,000) * $5,000/$70,000]
                              =    $81,445 + $15,000 - $6,889
                              =    $89,556

 Highest Anniversary Value    =    $85,000 + $15,000 - [($85,000 + 15,000) * $5,000/$70,000]
                              =    $85,000 + $15,000 - $ 7,143
                              =    $92,857

 Basic Death Benefit          =    max [$75,000, $50,000 + $15,000 - {(50,000 + $15,000) * $5,000/$70,000]
                              =    max [$75,000, $60,357]
                              =    $75,000

 The Death Benefit therefore is $92,857.

 Examples of Highest Daily Value Death Benefit Calculation
 The following are examples of how the HDV Death Benefit is calculated. Each example assumes an initial Purchase Payment of $50,000. Each example assumes that there is one Owner who is age 70 on the Issue Date.

 Example with market increase and death before Death Benefit Target Date
 Assume that the Owner's Account Value has generally been increasing due to positive market performance and that no withdrawals have been made. On the date we receive due proof of death, the Account Value is $75,000; however, the Highest Daily Value was $90,000. Assume as well that the Owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greater of the Highest Daily Value or the basic Death Benefit. The Death Benefit would be the HDV ($90,000) because it is greater than the amount that would have been payable under the basic Death Benefit ($75,000).

 Example with withdrawals
 Assume that the Account Value has been increasing due to positive market performance and the Owner made a withdrawal of $15,000 in Annuity Year 7 when the Account Value was $75,000. On the date we receive due proof of death, the Account Value is $80,000; however, the Highest Daily Value ($90,000) was attained during the fifth Annuity Year. Assume as well that the Owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greater of the Highest Daily Value (proportionally reduced by the subsequent withdrawal) or the basic Death Benefit.

 Highest Daily Value    =    $90,000 - [$90,000 * $15,000/$75,000]
                        =    $90,000 - $18,000
                        =    $72,000

 Basic Death Benefit    =    max [$80,000, $50,000 - ($50,000 * $15,000/$75,000)]
                        =    max [$80,000, $40,000]
                        =    $80,000

 The Death Benefit therefore is $80,000.

 Example with death after Death Benefit Target Date
 Assume that the Owner's Account Value has generally been increasing due to positive market performance and that no withdrawals had been made prior to the Death Benefit Target Date. Further assume that the Owner dies after the Death Benefit Target Date, when the Account Value is $75,000. The Highest Daily Value on the Death Benefit Target Date was $80,000; however, following the Death Benefit Target Date, the Owner made a Purchase Payment of $15,000 and later had taken a withdrawal of $5,000 when the Account Value was $70,000. The Death Benefit is equal to the greater of the Highest Daily Value on the Death Benefit Target Date plus Purchase Payments minus proportional withdrawals after the Death Benefit Target Date or the basic Death Benefit.

 Highest Daily Value    =    $80,000 + $15,000 - [($80,000 + $15,000) * $5,000/$70,000]
                        =    $80,000 + $15,000 - $6,786
                        =    $88,214

 Basic Death Benefit    =    max [$75,000, ($50,000 + $15,000) - {($50,000 + $15,000) * $5,000/$70,000}]
                        =    max [$75,000, $60,357]
                        =    $75,000

 The Death Benefit therefore is $88,214.

             APPENDIX C - FORMULA UNDER TRUEINCOME - HIGHEST DAILY

 We set out below the current formula under which we may transfer amounts between the Permitted Sub-accounts and the Benefit Fixed Rate Account. Upon your election of TrueIncome - Highest Daily, we will not alter the formula that applies to your contract.

 TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULA:
   . C\\u\\ - the upper target is established on the effective date of the TrueIncome - Highest Daily (the "Effective Date") and is not changed for the life of the guarantee. Currently, it is 83%.

   . C\\t\\ - the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

   . C\\l\\ - the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 77%.

   .   L - the target value as of the current business day.

   .   r - the target ratio.

   . a - the factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee. The factors that we use currently are derived from the a2000 Individual Annuity Mortality Table with an assumed interest rate of 3%. Each number in the table "a" factors (which appears below) represents a factor, which when multiplied by the Highest Daily Annual Income Amount, projects our total liability for the purpose of asset transfers under the guarantee.

   . Q - age based factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee The factor is currently set equal to 1.

   .   V - the total value of all Permitted Sub-accounts in the annuity.

   .   F - the total value of all Benefit Fixed Rate Account allocations.

   . I - the income value prior to the first withdrawal. The income value is equal to what the Highest Daily Annual Income Amount would be if the first withdrawal were taken on the date of calculation. After the first withdrawal the income value equals the greatest of the Highest Daily Annual Income Amount, the quarterly step-up amount times the annual income percentage, and the Account Value times the annual income percentage.

   .   T - the amount of a transfer into or out of the Benefit Fixed Rate
       Account.

   . I - annual income amount percentage. This factor is established on the Effective Date and is not changed for the life of the guarantee. Currently, this percentage is equal to 5%.

 TARGET VALUE CALCULATION:
 On each Valuation Day, a target value (L) is calculated, according to the following formula. If the variable Account Value (V) is equal to zero, no calculation is necessary.

                              L    =    I * Q * a

 Transfer Calculation:
 The following formula, which is set on the Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

                      Target Ratio r    =    (L - F) / V.

       . If r (greater than) C\\u\\, assets in the Permitted Sub-accounts are transferred to Benefit Fixed Rate Account.

       . If r (less than) C\\l\\, and there are currently assets in the Benefit Fixed Rate Account (F (greater than) 0), assets in the Benefit Fixed Rate Account are transferred to the Permitted Sub-accounts.

 The following formula, which is set on the Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

 T    =    {Min(V, [L - F - V * C\\t\\]/(1-C\\t\\))}    T (greater than) 0, Money moving from the Permitted
                                                        Sub-accounts to the Benefit Fixed Rate Account
 T    =    {Min(F, [L - F - V * C\\t\\]/(1-C\\t\\))}    T (less than) 0, Money moving from the Benefit Fixed Rate
                                                        Account to the Permitted Sub-accounts]

 Example:
 Male age 65 contributes $100,000 into the Permitted Sub-accounts and the value drops to $92,300 during year one, end of day one. A table of values for "a" appears below.

 Target Value Calculation:

                         L    =    I * Q * a
                              =    5000.67 * 1 * 15.34
                              =    76,710.28

 Target Ratio:

                      r    =    (L - F) / V
                           =    (76,710.28 - 0)/92,300.00
                           =    83.11%

 Since r (greater than) Cu ( because 83.11% (greater than) 83%) a transfer into the Benefit Fixed rate Account occurs.

 T    =    { Min ( V, [L - F - V * Ct]/( 1 - Ct))}
      =    { Min ( 92,300.00, [ 76,710.28 - 0 - 92,300.00 * 0.80]/(1 - 0.80))}
      =    { Min ( 92,300.00, 14,351.40 )}
      =    14,351.40

 FORMULA FOR CONTRACTS WITH 90% CAP FEATURE

 TARGET VALUE CALCULATION:
 On each Valuation Day, a target value (L) is calculated, according to the following formula. If the variable Account Value (V) is equal to zero, no calculation is necessary.

                              L    =    I * Q * a

 If you elect this feature, the following replaces the "Transfer Calculation" above.

 Transfer Calculation:
 The following formula, which is set on the effective date of this feature and is not changed for the life of the guarantee, determines when a transfer is required:

 On the effective date of this feature (and only on the effective date of this feature), the following asset transfer calculation is performed to determine the amount of Account Value allocated to the Benefit Fixed Rate Account:

        If (F / (V + F) (greater than) .90) then

                          T    =    F - (V + F) * .90

 If T is greater than $0 as described above, then an amount equal to T is transferred from the Benefit Fixed Rate Account and allocated to the Permitted Sub-accounts, and no additional transfer calculations are performed on the effective date.

 On each Valuation Day thereafter (including the effective date of this feature provided F/(V + F) (less than) = .90), the following asset transfer calculation is performed

                      Target Ratio r    =    (L - F) / V.

       . If r (greater than) C\\u\\, assets in the Permitted Sub-accounts are transferred to the Benefit Fixed Rate Account (subject to the 90% cap rule described above).

       . If r (less than) C\\l\\ and there are currently assets in the Benefit Fixed Rate Account (F (greater than) 0), assets in the Benefit Fixed Rate Account are transferred to the Permitted Sub-accounts.

 The following formula, which is set on the Effective Date of this feature and is not changed for the life of the guarantee, determines the transfer amount:

 T    =    Min (MAX (0, (0.90 * (V + F)) - F), [L - F - V *    Money is transferred from the elected Permitted
           C\\t\\] / (1 - C\\t\\))                             Sub-accounts to Benefit Fixed Rate Account
 T    =    Min(F, - [L - F - V * C\\t\\] / (1 - C\\t\\)),      Money is transferred from the Benefit Fixed Rate
                                                               Account to the Permitted Sub-accounts.

                 Age 65 "a" Factors for Liability Calculations
              (in Years and Months since Benefit Effective Date)*

       Months
 Years   1      2     3     4     5     6     7     8     9    10    11    12
 ----- ------ ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
   1   15.34  15.31 15.27 15.23 15.20 15.16 15.13 15.09 15.05 15.02 14.98 14.95
   2   14.91  14.87 14.84 14.80 14.76 14.73 14.69 14.66 14.62 14.58 14.55 14.51
   3   14.47  14.44 14.40 14.36 14.33 14.29 14.26 14.22 14.18 14.15 14.11 14.07
   4   14.04  14.00 13.96 13.93 13.89 13.85 13.82 13.78 13.74 13.71 13.67 13.63
   5   13.60  13.56 13.52 13.48 13.45 13.41 13.37 13.34 13.30 13.26 13.23 13.19
   6   13.15  13.12 13.08 13.04 13.00 12.97 12.93 12.89 12.86 12.82 12.78 12.75
   7   12.71  12.67 12.63 12.60 12.56 12.52 12.49 12.45 12.41 12.38 12.34 12.30
   8   12.26  12.23 12.19 12.15 12.12 12.08 12.04 12.01 11.97 11.93 11.90 11.86
   9   11.82  11.78 11.75 11.71 11.67 11.64 11.60 11.56 11.53 11.49 11.45 11.42
  10   11.38  11.34 11.31 11.27 11.23 11.20 11.16 11.12 11.09 11.05 11.01 10.98
  11   10.94  10.90 10.87 10.83 10.79 10.76 10.72 10.69 10.65 10.61 10.58 10.54
  12   10.50  10.47 10.43 10.40 10.36 10.32 10.29 10.25 10.21 10.18 10.14 10.11
  13   10.07  10.04 10.00  9.96  9.93  9.89  9.86  9.82  9.79  9.75  9.71  9.68
  14    9.64   9.61  9.57  9.54  9.50  9.47  9.43  9.40  9.36  9.33  9.29  9.26
  15    9.22   9.19  9.15  9.12  9.08  9.05  9.02  8.98  8.95  8.91  8.88  8.84
  16    8.81   8.77  8.74  8.71  8.67  8.64  8.60  8.57  8.54  8.50  8.47  8.44
  17    8.40   8.37  8.34  8.30  8.27  8.24  8.20  8.17  8.14  8.10  8.07  8.04
  18    8.00   7.97  7.94  7.91  7.88  7.84  7.81  7.78  7.75  7.71  7.68  7.65
  19    7.62   7.59  7.55  7.52  7.49  7.46  7.43  7.40  7.37  7.33  7.30  7.27
  20    7.24   7.21  7.18  7.15  7.12  7.09  7.06  7.03  7.00  6.97  6.94  6.91
  21    6.88   6.85  6.82  6.79  6.76  6.73  6.70  6.67  6.64  6.61  6.58  6.55
  22    6.52   6.50  6.47  6.44  6.41  6.38  6.36  6.33  6.30  6.27  6.24  6.22
  23    6.19   6.16  6.13  6.11  6.08  6.05  6.03  6.00  5.97  5.94  5.92  5.89
  24    5.86   5.84  5.81  5.79  5.76  5.74  5.71  5.69  5.66  5.63  5.61  5.58
  25    5.56   5.53  5.51  5.48  5.46  5.44  5.41  5.39  5.36  5.34  5.32  5.29
  26    5.27   5.24  5.22  5.20  5.18  5.15  5.13  5.11  5.08  5.06  5.04  5.01
  27    4.99   4.97  4.95  4.93  4.91  4.88  4.86  4.84  4.82  4.80  4.78  4.75
  28    4.73   4.71  4.69  4.67  4.65  4.63  4.61  4.59  4.57  4.55  4.53  4.51
  29    4.49   4.47  4.45  4.43  4.41  4.39  4.37  4.35  4.33  4.32  4.30  4.28
  30    4.26   4.24  4.22  4.20  4.18  4.17  4.15  4.13  4.11  4.09  4.07  4.06
  31    4.04   4.02  4.00  3.98  3.97  3.95  3.93  3.91  3.90  3.88  3.86  3.84
  32    3.83   3.81  3.79  3.78  3.76  3.74  3.72  3.71  3.69  3.67  3.66  3.64
  33    3.62   3.61  3.59  3.57  3.55  3.54  3.52  3.50  3.49  3.47  3.45  3.44
  34    3.42   3.40  3.39  3.37  3.35  3.34  3.32  3.30  3.29  3.27  3.25  3.24
  35    3.22   3.20  3.18  3.17  3.15  3.13  3.12  3.10  3.08  3.07  3.05  3.03
  36    3.02   3.00  2.98  2.96  2.95  2.93  2.91  2.90  2.88  2.86  2.85  2.83
  37    2.81   2.79  2.78  2.76  2.74  2.73  2.71  2.69  2.68  2.66  2.64  2.62
  38    2.61   2.59  2.57  2.56  2.54  2.52  2.51  2.49  2.47  2.45  2.44  2.42
  39    2.40   2.39  2.37  2.35  2.34  2.32  2.30  2.29  2.27  2.25  2.24  2.22
  40    2.20   2.19  2.17  2.15  2.14  2.12  2.11  2.09  2.07  2.06  2.04  2.02
  41    2.01   1.84  1.67  1.51  1.34  1.17  1.00  0.84  0.67  0.50  0.33  0.17

 * The values set forth in this table are applied to all ages, and apply whether or not the 90% cap is elected.

          APPENDIX D - FORMULA UNDER TRUEACCUMULATION - HIGHEST DAILY

 FORMULA FOR ELECTIONS OF TRUEACCUMULATION - HIGHEST DAILY (INCLUDING TRUEACCUMULATION - HIGHEST DAILY WITH THE 90% CAP FEATURE) MADE PRIOR TO AUGUST 3, 2010

 Formula Under TrueAccumulation - Highest Daily:

 The following are the Terms and Definitions referenced in the Transfer Calculation Formula:
..   AV is the current Account Value of the Annuity
..   V is the current Account Value of the elected Sub-accounts of the Annuity
..   B is the total current value of the AST bond portfolio Sub-account
..   C\\l\\ is the lower target value. Currently, it is 79%.
..   C\\t\\ is the middle target value. Currently, it is 82%.
..   C\\u\\ is the upper target value. Currently, it is 85%.

 For each guarantee provided under the benefit,
..   G\\i\\ is the guarantee amount
..   N\\i\\ is the number of days until the maturity date
..   d\\i\\ is the discount rate applicable to the number of days until the maturity date. It is determined with reference to a benchmark index, reduced by the Discount Rate Adjustment. Once selected, we will not change the applicable benchmark index. However, if the benchmark index is discontinued, we will substitute a successor benchmark index, if there is one. Otherwise we will substitute a comparable benchmark index. We will obtain any required regulatory approvals prior to substitution of the benchmark index.

 The formula, which is set on the Effective Date and is not changed while the Rider is in effect, determines, on each Valuation Day, when a transfer is required.

 The formula begins by determining the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the guarantee amount at the end of the Base Guarantee Period or Step-Up Guarantee Period. We call the greatest of these values the "current liability (L)."

       L = MAX (L\\i\\), where L\\i\\ = G\\i\\ / (1 + d\\i\\)/^(Ni/365)/.

 Next the formula calculates the following formula ratio:

                                r = (L - B) / V.

 If the formula ratio exceeds an upper target value, then all or a portion of the Account Value will be transferred to the bond fund Sub-account associated with the current liability. If at the time we make a transfer to the bond fund Sub-account associated with the current liability there is Account Value allocated to a bond fund Sub-account not associated with the current liability, we will transfer all assets from that bond fund Sub-account to the bond fund Sub-account associated with the current liability.

 The formula will transfer assets into the Transfer Account if r (greater than) C\\u\\.

 The transfer amount is calculated by the following formula:

               T = {Min(V, [L - B - V * C\\t\\] / (1 - C\\t\\))}

 If the formula ratio is less than a lower target value and there are assets in the Transfer Account, then the formula will transfer assets out of the Transfer Account into the elected Sub-accounts.

 The transfer amount is calculated by the following formula:

              T = {Min(B, - [L - B - V * C\\t\\] / (1 - C\\t\\))}

 If following a transfer to the elected Sub-accounts, there are assets remaining in a bond fund Sub-account not associated with the current liability, we will transfer all assets from that bond fund Sub-account to the bond fund Sub-account associated with the current liability.

 FORMULA FOR ANNUITIES WITH 90% CAP RULE FEATURE - TRUEACCUMULATION - HIGHEST DAILY

 The following are the terms and definitions referenced in the transfer calculation formula:
..   AV is the current Account Value of the Annuity
..   V is the current Account Value of the elected Sub-accounts of the Annuity
..   B is the total current value of the AST bond portfolio Sub-account
..   C \\l\\ is the lower target value. Currently, it is 79%.
..   C \\t\\ is the middle target value. Currently, it is 82%.
..   C \\u\\ is the upper target value. Currently, it is 85%.
..   T is the amount of a transfer into or out of the Transfer AST bond portfolio Sub-account.

 For each guarantee provided under the benefit,
..   G \\i\\ is the guarantee amount
..   N \\i\\ is the number of days until the maturity date
..   d \\i\\ is the discount rate applicable to the number of days until the maturity date. It is determined with reference to a benchmark index, reduced by the Discount Rate Adjustment and subject to the discount rate minimum. The discount rate minimum, beginning on the effective date of the benefit, is three percent, and will decline monthly over the first twenty-four months following the effective date of the benefit to one percent in the twenty-fifth month, and will remain at one percent for every month thereafter. Once selected, we will not change the applicable benchmark index. However, if the benchmark index is discontinued, we will substitute a successor benchmark index, if there is one. Otherwise we will substitute a comparable benchmark index. We will obtain any required regulatory approvals prior to substitution of the benchmark index.

 Transfer Calculation
 The formula, which is set on the Effective Date of the 90% Cap Rule, and is not changed while the benefit is in effect, determines, on each Valuation Day, when a transfer is required.

 On the Effective Date of the 90% Cap Rule (and only on this date), the following asset transfer calculation is performed to determine the amount of Account Value allocated to the AST bond portfolio Sub-account:

                   If (B / (V + B) (greater than) .90), then

                            T = B - [(V + B) * .90]

 If T as described above is greater than $0, then that amount ("T") is transferred from the AST bond portfolio Sub-account to the elected Sub-accounts and no additional transfer calculations are performed on the Effective Date of the 90% Cap Rule. Any transfers into the AST bond portfolio Sub-account are suspended. The suspension will be lifted once a transfer out of the AST bond portfolio Sub-account occurs.

 On each Valuation Date thereafter (including the Effective Date of the 90% Cap Rule, provided (B / (V + B) (less than) = .90), the formula begins by determining the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the Guarantee Amount at the end of the Guarantee Period. We call the greatest of these values the "current liability
 (L)."

     L = MAX(L \\i\\ ), where L \\i\\ = G \\i\\ / (1 + d \\i\\ )/^(Ni/365)/

            Next the formula calculates the following formula ratio:

                                r = (L - B) / V

 If the formula ratio exceeds an upper target value, then all or a portion of the Account Value will be transferred to the AST bond portfolio Sub-account associated with the current liability, subject to the rule that prevents a transfer into that AST bond portfolio Sub-account if 90% or more of Account Value is in that Sub-account (the "90% cap rule"). If at the time we make a transfer to the AST bond portfolio Sub-account associated with the current liability there is Account Value allocated to an AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio Sub-account associated with the current liability.

 The formula will transfer assets into the Transfer AST bond portfolio Sub-account if r (greater than) C \\u\\, subject to the 90% cap rule.

 The transfer amount is calculated by the following formula:

 T = {Min(MAX(0, (.90 * (V + B)) - B), [L - B - V * C \\t\\ ] / (1 - C \\t\\ ))}

 If the formula ratio is less than a lower target value and there are assets in the Transfer AST bond portfolio Sub-account, then the formula will transfer assets out of the Transfer AST bond portfolio Sub-account into the elected Sub-accounts.

 The formula will transfer assets out of the Transfer AST bond portfolio Sub-account if r (less than) C \\l\\ and B (greater than) 0.

 The transfer amount is calculated by the following formula:

         T    =    {Min(B, - [L - B - V * C \\t\\ ] / (1 - C \\t\\ ))}

 If, following a transfer to the elected Sub-accounts, there are assets remaining in an AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio Sub-account associated with the current liability.

 If transfers into the AST bond portfolio Sub-account are restricted due to the operation of the 90% cap rule, then we will not perform any intra-AST bond portfolio Sub-account transfers. However, if assets transfer out of an AST bond portfolio Sub-account and into the elected Sub-accounts due to the maturity of the AST bond portfolio, by operation of the formula, assets may subsequently transfer to another AST bond portfolio Sub-account that is associated with a future guarantee, subject to the 90% cap rule.

 FORMULA FOR ELECTIONS OF TRUEACCUMULATION - HIGHEST DAILY WITH 90% CAP FEATURE ON OR AFTER AUGUST 3, 2010, SUBJECT TO STATE APPROVAL.

 The operation of the formula is the same as for elections of TrueAccumulation
 - Highest Daily with 90% cap feature prior to August 3, 2010. The formula below provides additional information regarding the concept of the Projected Future Guarantee throughout the Transfer Calculation.

 The following are the Terms and Definitions referenced in the Transfer Calculation Formula:
..   AV is the current Account Value of the Annuity
..   V\\V\\ is the current Account Value of the elected Sub-accounts of the
    Annuity
..   V\\F\\ is the current Account Value of the elected Fixed Rate Options of the Annuity
..   B is the total current value of the Transfer Account
..   C\\l\\ is the lower target value; it is established on the Effective Date and is not changed for the life of the guarantee
..   C\\t\\ is the middle target value; it is established on the Effective Date and is not changed for the life of the guarantee
..   C\\i\\ is the upper target value; it is established on the Effective Date and is not changed for the life of the guarantee
..   T is the amount of a transfer into or out of the Transfer Account
..   "Projected Future Guarantee" is an amount equal to the highest Account
    Value (adjusted for Withdrawals and additional Purchase Payments) within the current Benefit Year that would result in a new Guarantee Amount. For the Projected Future Guarantee, the assumed Guarantee Period begins on the current Valuation Day and ends10 years from the next anniversary of the Effective Date. We only calculate a Projected Future Guarantee if the assumed Guarantee Period associated with that Projected Future Guarantee does not extend beyond the latest Annuity Date applicable to the Annuity.

 The formula, which is set on the Effective Date and is not changed while the Rider is in effect, determines, on each Valuation Day, when a transfer is required.

 The formula begins by determining for each Guarantee Amount and for the Projected Future Guarantee, the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the Guarantee Amount at the end of the Guarantee Period. We call the greatest of these values the "current liability (L)".

  L    =    MAX (L i), where L \\i\\ = G \\i\\ / (1 + d \\i\\ )/^(Ni/365)/ .

 Where:
..   G \\i\\ is the value of the Guarantee Amount or the Projected Future
    Guarantee
..   N \\i\\ is the number of days until the end of the Guarantee Period
..   d \\i\\ is the discount rate associated with the number of days until the end of a Guarantee Period (or the assumed Guarantee Period, for the Projected Future Guarantee). The discount rate is determined by taking the greater of the Benchmark Index Interest Rate less the Discount Rate Adjustment, and the Discount Rate Minimum. The applicable term of the Benchmark Index Interest Rate is the same as the number of days remaining until the end of the Guarantee Period (or the assumed Guarantee Period, for the Projected Future Guarantee). If no Benchmark Index Interest Rate is available for such term, the nearest available term will be used. The Discount Rate Minimum is determined based on the number of months since the Effective Date.

 Next the formula calculates the following formula ratio (r):

                   r    =    (L - B) / (V \\V\\ + V \\F\\ ).

 If the formula ratio exceeds an upper target value, then Account Value will be transferred to the bond portfolio Sub-account associated with the current liability subject to the 90% cap feature. If, at the time we make a transfer to the bond portfolio Sub-account associated with the current liability, there is Account Value allocated to a bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that bond portfolio Sub-account to the bond portfolio Sub-account associated with the current liability.

The formula will transfer assets into the Transfer Account if r (greater than) C u and if transfers have not been suspended due to the 90% cap feature. Assets in the elected Sub-accounts and Fixed Rate Options, if applicable, are transferred to the Transfer Account in accordance with the Transfer provisions of the Rider.

 The transfer amount is calculated by the following formula:

 T    =    {Min(MAX(0,(.90 * (V \\V\\ + V \\F\\ + B)) - B), [L - B - (V \\V\\ + V \\F\\ ) * C \\t\\ ] / (1 - C \\t\\ ))}

 If the formula ratio is less than a lower target value, and there are assets in the Transfer Account, then the formula will transfer assets out of the Transfer Account and into the elected Sub-accounts.
 The formula will transfer assets out of the Transfer Account if r 0.

 The transfer amount is calculated by the following formula:

 T    =    {Min (B, - [L - B - (V \\V\\ + V \\F\\ ) * C \\t\\ ] / (1 - C \\t\\ ))}

 If, following a transfer to the elected Sub-accounts, there are assets remaining in a bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that bond portfolio Sub-account to the bond portfolio Sub-account associated with the current liability.

 90% Cap Feature: If, on any Valuation Day the Rider remains in effect, a transfer into the Transfer Account occurs which results in 90% of the Account Value being allocated to the Transfer Account, any transfers into the Transfer Account will be suspended even if the formula would otherwise dictate that a transfer into the Transfer Account should occur. Transfers out of the Transfer Account and into the elected Sub-accounts will still be allowed. The suspension will be lifted once a transfer out of the Transfer Account occurs. Due to the performance of the Transfer Account and the elected Sub-Accounts, the Account Value could be more than 90% invested in the Transfer Account.

   APPENDIX E - FORMULA UNDER TRUEINCOME - HIGHEST DAILY 7 AND TRUEINCOME -
                            SPOUSAL HIGHEST DAILY 7

 1. Formula for Contracts
 Without Election of 90% Cap Feature

 TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULA:
       . C\\u \\- the upper target is established on the effective date of the TrueIncome - Highest Daily 7 benefit (the "Effective Date") and is not changed for the life of the guarantee. Currently, it is 83%.

       . C\\t\\ - the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

       . C\\l\\ - the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 77%.

       .   L - the target value as of the current Valuation day.

       .   r - the target ratio.

       . a - factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee.

       .   V - the total value of all Permitted Sub-accounts in the Annuity.

       . B - the total value of the AST Investment Grade Bond Portfolio Sub-account.

       . P - Income Basis. Prior to the first withdrawal, the Income Basis is the Protected Withdrawal Value calculated as if the first withdrawal were taken on the date of calculation. After the first withdrawal, the Income Basis is equal to the greatest of (1) the Protected Withdrawal Value at the time of the first withdrawal, adjusted for additional Purchase Payments including the amount of any associated Credits, and adjusted proportionally for excess withdrawals*,
           (2) any highest quarterly Account Value prior to the date of calculation increased for additional purchase payments including the amount of any associated Credits, and adjusted for withdrawals, and
           (3) the Account Value on the date of calculation.

       . T - the amount of a transfer into or out of the AST Investment Grade Bond Portfolio Sub-account.

 * Note: withdrawals of less than the Annual Income Amount do not reduce the Income Basis.

 TARGET VALUE CALCULATION:
 On each business day, a target value (L) is calculated, according to the following formula. If the variable Account Value (V) is equal to zero, no calculation is necessary.

                            L    =    0.05 * P * a

 TRANSFER CALCULATION:
 The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

                      Target Ratio r    =    (L - B) / V.

       . If r (greater than) C\\u\\, assets in the Permitted Sub-accounts are transferred to the AST Investment Grade Bond Portfolio Sub-account.

       . If r (less than) C\\l\\, and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B (greater than) 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the Permitted Sub-accounts according to most recent allocation instructions.

 The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

 T    =    {Min(V, [L - B - V * C\\t\\] / (1 - C\\t\\))},      Money is transferred from the Permitted Sub-
                                                               accounts to the AST Investment Grade Bond
                                                               Portfolio Sub-account

 T    =    {Min(B, - [L - B - V * C\\t\\] / (1 - C\\t\\))},    Money is transferred from the AST Investment
                                                               Grade Bond Portfolio Sub-account to the Permitted
                                                               Sub-accounts

                     "a" Factors for Liability Calculations
              (in Years and Months since Benefit Effective Date)*

       Months
 Years   1      2     3     4     5     6     7     8     9    10    11    12
 ----- ------ ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
   1   15.34  15.31 15.27 15.23 15.20 15.16 15.13 15.09 15.05 15.02 14.98 14.95
   2   14.91  14.87 14.84 14.80 14.76 14.73 14.69 14.66 14.62 14.58 14.55 14.51
   3   14.47  14.44 14.40 14.36 14.33 14.29 14.26 14.22 14.18 14.15 14.11 14.07
   4   14.04  14.00 13.96 13.93 13.89 13.85 13.82 13.78 13.74 13.71 13.67 13.63
   5   13.60  13.56 13.52 13.48 13.45 13.41 13.37 13.34 13.30 13.26 13.23 13.19
   6   13.15  13.12 13.08 13.04 13.00 12.97 12.93 12.89 12.86 12.82 12.78 12.75
   7   12.71  12.67 12.63 12.60 12.56 12.52 12.49 12.45 12.41 12.38 12.34 12.30
   8   12.26  12.23 12.19 12.15 12.12 12.08 12.04 12.01 11.97 11.93 11.90 11.86
   9   11.82  11.78 11.75 11.71 11.67 11.64 11.60 11.56 11.53 11.49 11.45 11.42
  10   11.38  11.34 11.31 11.27 11.23 11.20 11.16 11.12 11.09 11.05 11.01 10.98
  11   10.94  10.90 10.87 10.83 10.79 10.76 10.72 10.69 10.65 10.61 10.58 10.54
  12   10.50  10.47 10.43 10.40 10.36 10.32 10.29 10.25 10.21 10.18 10.14 10.11
  13   10.07  10.04 10.00  9.96  9.93  9.89  9.86  9.82  9.79  9.75  9.71  9.68
  14    9.64   9.61  9.57  9.54  9.50  9.47  9.43  9.40  9.36  9.33  9.29  9.26
  15    9.22   9.19  9.15  9.12  9.08  9.05  9.02  8.98  8.95  8.91  8.88  8.84
  16    8.81   8.77  8.74  8.71  8.67  8.64  8.60  8.57  8.54  8.50  8.47  8.44
  17    8.40   8.37  8.34  8.30  8.27  8.24  8.20  8.17  8.14  8.10  8.07  8.04
  18    8.00   7.97  7.94  7.91  7.88  7.84  7.81  7.78  7.75  7.71  7.68  7.65
  19    7.62   7.59  7.55  7.52  7.49  7.46  7.43  7.40  7.37  7.33  7.30  7.27
  20    7.24   7.21  7.18  7.15  7.12  7.09  7.06  7.03  7.00  6.97  6.94  6.91
  21    6.88   6.85  6.82  6.79  6.76  6.73  6.70  6.67  6.64  6.61  6.58  6.55
  22    6.52   6.50  6.47  6.44  6.41  6.38  6.36  6.33  6.30  6.27  6.24  6.22
  23    6.19   6.16  6.13  6.11  6.08  6.05  6.03  6.00  5.97  5.94  5.92  5.89
  24    5.86   5.84  5.81  5.79  5.76  5.74  5.71  5.69  5.66  5.63  5.61  5.58
  25    5.56   5.53  5.51  5.48  5.46  5.44  5.41  5.39  5.36  5.34  5.32  5.29
  26    5.27   5.24  5.22  5.20  5.18  5.15  5.13  5.11  5.08  5.06  5.04  5.01
  27    4.99   4.97  4.95  4.93  4.91  4.88  4.86  4.84  4.82  4.80  4.78  4.75
  28    4.73   4.71  4.69  4.67  4.65  4.63  4.61  4.59  4.57  4.55  4.53  4.51
  29    4.49   4.47  4.45  4.43  4.41  4.39  4.37  4.35  4.33  4.32  4.30  4.28
  30    4.26   4.24  4.22  4.20  4.18  4.17  4.15  4.13  4.11  4.09  4.07  4.06
  31    4.04   4.02  4.00  3.98  3.97  3.95  3.93  3.91  3.90  3.88  3.86  3.84
  32    3.83   3.81  3.79  3.78  3.76  3.74  3.72  3.71  3.69  3.67  3.66  3.64
  33    3.62   3.61  3.59  3.57  3.55  3.54  3.52  3.50  3.49  3.47  3.45  3.44
  34    3.42   3.40  3.39  3.37  3.35  3.34  3.32  3.30  3.29  3.27  3.25  3.24
  35    3.22   3.20  3.18  3.17  3.15  3.13  3.12  3.10  3.08  3.07  3.05  3.03
  36    3.02   3.00  2.98  2.96  2.95  2.93  2.91  2.90  2.88  2.86  2.85  2.83
  37    2.81   2.79  2.78  2.76  2.74  2.73  2.71  2.69  2.68  2.66  2.64  2.62
  38    2.61   2.59  2.57  2.56  2.54  2.52  2.51  2.49  2.47  2.45  2.44  2.42
  39    2.40   2.39  2.37  2.35  2.34  2.32  2.30  2.29  2.27  2.25  2.24  2.22
  40    2.20   2.19  2.17  2.15  2.14  2.12  2.11  2.09  2.07  2.06  2.04  2.02
  41    2.01   1.84  1.67  1.51  1.34  1.17  1.00  0.84  0.67  0.50  0.33  0.17

 * The values set forth in this table are applied to all ages, and apply to each formula set out in this Appendix.

 2. Formula for Contracts with 90% Cap Feature.
 See above for the Terms and Definitions Referenced in the Calculation Formula.

 If you choose to elect the 90% Cap Feature (or alternatively, if you are a current participant in a TrueIncome - Highest Daily 7 benefit who has already elected the 90% Cap Feature), then the following formula applies.

 Target Value Calculation:
 On each Valuation Day, a target value (L) is calculated, according to the following formula.

                            L    =    0.05 * P * a

 Transfer Calculation:

 The following formula, which is set on the Effective Date of the 90% Cap Rule as shown in the Schedule Supplement and is not changed for the life of the guarantee, determines when a transfer is required. On the Effective Date of the 90% Cap Rule (and only on this date), the following asset transfer calculation is performed to determine the amount of Account Value allocated to the AST Investment Grade Bond Portfolio Sub-account:

                         If (B / (V + B) (greater than) .90) then
                         T         =         B - [(V + B) * .90]

 If T is greater than $0 as described above, then no additional transfer calculations are performed on the Effective Date of the 90% Cap Rule. Any transfers into the AST Investment Grade Bond Portfolio Sub-account are suspended. The suspension will be lifted once a transfer out of the AST Investment Grade Bond Portfolio Sub-account occurs.

 On each Valuation Day thereafter (including the Effective Date of the 90% Cap Rule, provided B/(V+B) (less than)= .90), the following asset transfer calculation is performed:

                        Target Ratio r    =    (L--B)/V

       . If r (greater than) C\\u\\, assets in the elected Sub-accounts are transferred to the AST Investment Grade Bond Portfolio Sub-account provided transfers are not suspended under the 90% Cap Rule described below.

       . If r (less than) C\\l\\ and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B (greater than) 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the elected Sub-accounts according to most recent allocation instructions.

 The following formula, which is set on the Effective Date of the 90% Cap Rule and is not changed for the life of the guarantee, determines the transfer amount:

 T    =    Min (MAX (0, (0.90 * (V+ B)) - B),       Money is transferred from the
           [L - B - V * C\\t\\] / (1--C\\t\\))      elected Sub-accounts to the AST
                                                    Investment Grade Bond Portfolio
                                                    Sub-account

 T    =    {Min (B, -[L--B--V * C\\t\\] /           Money is transferred from the AST
           (1--C\\t\\))}                            Investment Grade Bond Portfolio
                                                    Sub-account to the elected
                                                    Sub-accounts.

 At any given time, some, most, or none of the Account Value may be allocated to the AST Investment Grade Bond Portfolio Sub-account under the Transfer Calculation formula.

 90% Cap Rule: If, on any Valuation Day, on and after the Effective Date of the 90% Cap Rule, a transfer into the AST Investment Grade Bond Portfolio Sub-account occurs which results in 90% of the Account Value being allocated to the AST Investment Grade Bond Portfolio Sub-account , any transfers into the AST Investment Grade Bond Portfolio Sub-account will be suspended, even if the formula would otherwise dictate that a transfer into the AST Investment Grade Bond Portfolio Sub-account should occur. Transfers out of the AST Investment Grade Bond Portfolio Sub-account and into the elected Sub-accounts will still be allowed. The suspension will be lifted once a transfer out of the AST Investment Grade Bond Portfolio Sub-account occurs. Due to the performance of the AST Investment Grade Bond Portfolio Sub-account and the elected Sub-Accounts, the Account Value could be more than 90% invested in the AST Investment Grade Bond Portfolio Sub-account.

APPENDIX F - SPECIAL CONTRACT PROVISIONS FOR ANNUITIES ISSUED IN CERTAIN STATES

 Certain features of your Annuity may be different than the features described earlier in this prospectus if your Annuity is issued in certain states described below.

Jurisdiction                          Special Provisions
--------------------------------------------------------------------------------
Florida        The earliest Annuity Date is one year from the Issue Date.
--------------------------------------------------------------------------------
Illinois       The earliest Annuity Date is one year from the Issue Date.
--------------------------------------------------------------------------------
Massachusetts  If your Annuity is issued in Massachusetts after January 1,
               2009, the annuity rates we use to calculate annuity payments are available only on a gender-neutral basis under any Annuity
               Option or any lifetime withdrawal optional benefit (except the
               Guaranteed Minimum Withdrawal Benefit).
               Medically Related Surrenders are not available.
               Additional Purchase Payments are limited to those received up to and including the first anniversary of the issue date of the annuity on B, L, and X Share.
--------------------------------------------------------------------------------
Minnesota      CDSC Schedule for X-Share is 8, 8, 7, 6, 5, 4, 3, 2, 1%
               Purchase Payments limited to those received before first annuity anniversary on L-Share.
--------------------------------------------------------------------------------
Montana        If your Annuity is issued in Montana, the annuity rates we use to calculate annuity payments are available only on a gender neutral basis under any Annuity Option or any lifetime
               withdrawal optional benefit (except the Guaranteed Minimum
               Withdrawal Benefit).
--------------------------------------------------------------------------------
New Jersey     Total Aggregate Purchase Payments may not exceed $5,000,000
--------------------------------------------------------------------------------
Oregon         Purchase Payments limited to those received before first annuity anniversary of the annuity on B, L, and X share.
--------------------------------------------------------------------------------
Texas          Minimum Annuity Payments are $20.
--------------------------------------------------------------------------------
Washington     CDSC Schedule for X-Share is 8, 8, 7, 6, 5, 4, 3, 2, 1%
               If your Annuity is issued in Washington, and you elect
               TrueIncome - Highest Daily, or any version of TrueIncome -
               Highest Daily 7, the Guaranteed Minimum Account Value Credit
               otherwise available on these optional benefits is not available.
               Additional Purchase Payments are limited to those received up to and including the first anniversary of the issue date of the annuity on B, L, and X Share.
               The Combination 5% Roll-Up and HAV Death Benefit is not
               available for election.
               Minimum Annuity Payments are $20.
--------------------------------------------------------------------------------

               [LOGO] Prudential
                     Bring Your Challenges


               The Prudential Insurance Company of America
               751 Broad Street
               Newark, NJ 07102-3777

                      STATEMENT OF ADDITIONAL INFORMATION


                                  May 1, 2014


                 ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                   ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY

 Allstate RetirementAccess variable annuity contracts (the "Annuities" or the "Annuity") are individual variable annuity contracts issued by Allstate Life Insurance Company ("Allstate"), a stock life insurance company that is a wholly-owned subsidiary of Allstate Insurance Company and is funded through the Allstate Financial Advisors Separate Account I (the "Separate Account"). Each Annuity could be purchased by making an initial purchase payment of $10,000 or more (except for the B Series, which has a $1,000 minimum initial purchase payment). With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $100 at any time during the accumulation phase. However, we impose a minimum of $50 with respect to additional purchase payments made through electronic fund transfers.


 This Statement of Additional Information is not a prospectus and should be read in conjunction with the B Series, L Series, and X Series prospectus dated May 1, 2014. To obtain a copy of the prospectus, without charge, you can write to the Annuity Service Center, P.O. Box 70179, Philadelphia, Pennsylvania 19176, or contact us by telephone at (866) 695-2647.


 This Statement of Additional Information uses the same defined terms as the prospectus for the Annuities, except as specifically noted.

                               TABLE OF CONTENTS

                                                                 Page
                                                                 ----
           Additions, Deletions or Substitutions of Investments    2
           The Annuities                                           2
           Company                                                 2
           Principal Underwriter                                   3
           Determination of Accumulation Unit Values               5
           General Matters                                         5
           Experts                                                 7
           Financial Statements                                    7
           Appendix A-Accumulation Unit Values                   A-1

              ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

 We may add, delete, or substitute the Portfolio shares held by any Sub-account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Separate Account.

 We will not substitute shares attributable to an Owner's interest in a Sub-account until we have notified the Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Separate Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Owners.

 We also may establish additional Sub-accounts or series of Sub-accounts. Each additional Sub-account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Sub-accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Sub-accounts in conjunction with the Annuity to existing Owners. We may eliminate one or more Sub-accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

 We may, by appropriate endorsement, change the Annuity as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Annuities would be served, we may operate the Separate Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

                                 THE ANNUITIES

 The Annuities are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

                                    COMPANY

 Allstate Life was organized in 1957 as a stock life insurance company under the laws of the State of Illinois.

 Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.

 Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the State of New York. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

 On June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, pursuant to a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Allstate Life and PICA also entered into an administrative services agreement pursuant to which PICA or an affiliate will administer the Separate Account and the Annuities. The benefits and provisions of the Annuities will not be changed by these transactions and agreements. None of the transactions or agreements will change the fact that we are primarily liable to you under your Annuity.

                             PRINCIPAL UNDERWRITER

 We offered the Annuities to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. Allstate Distributors, LLC ("Allstate Distributors"), a wholly owned subsidiary of Allstate Life, serves as the principal underwriter for the Separate Account and distributes the Annuities. The offering of the Annuities is continuous. We do not anticipate discontinuing the offering of the Annuities, but we reserve the right to do so at any time. Commission income of Allstate Distributors is as follows:

                  Allstate Distributors, LLC Commission Income


                    Fiscal Year Ended -  Commission Income
                    -------------------  -----------------
                           2013                 $0
                           2012                 $0
                           2011                 $0

                   DETERMINATION OF ACCUMULATION UNIT VALUES

 The value for each accumulation unit is computed as of the end of each business day. On any given business day the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding business day by the net investment factor for that Sub-account for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the Sub-account for that day by the value of the assets of the Sub-account for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the annual charge for all insurance and administrative expenses. The value of the assets of a Sub-account is determined by multiplying the number of shares of Advanced Series Trust (the "Trust") or other fund held by that Sub-account by the net asset value of each share and adding the value of dividends declared by the Trust or other fund but not yet paid. As we have indicated in the prospectus, each Annuity allows you to select or decline any of several benefit options that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each such annuity feature. In the prospectus, we set out historical unit values corresponding to the highest and lowest combination of charges. In the tables below, we set out the remaining historical unit values.

                                GENERAL MATTERS

 Safekeeping of the Separate Account's Assets

 We hold title to the assets of the Separate Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Sub-accounts.

 The Portfolios do not issue stock certificates. Therefore, we hold the Separate Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

 Premium Taxes

 Applicable premium tax rates depend on the Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

 Tax Reserves

 We do not establish capital gains tax reserves for any Sub-account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Separate Account will not be taxable.

                                    EXPERTS

 The financial statements and the related financial statement schedules of Allstate Life Insurance Company and the financial statements of the sub-accounts of Allstate Financial Advisors Separate Account I included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein. Such financial statements and financial statement schedules are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

                              FINANCIAL STATEMENTS

 The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:


   . consolidated financial statements of Allstate Life Insurance Company as of December 31, 2013 and 2012 and for each of the three years in the period ended December 31, 2013 and related consolidated financial statement schedules, and

   . the financial statements of the Sub-accounts which comprise Allstate Financial Advisors Separate Account I, as of December 31, 2013 and for each of the periods in the two-year period then ended.


 The consolidated financial statements and related financial statement schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Annuities.

                      ALLSTATE RETIREMENT ACCESS B SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

       ACCUMULATION UNIT VALUES: TRUEACCUMULATION HIGHEST DAILY (1.50%)


                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.13355    $ 7.01262      193,673
   01/01/2009 to 12/31/2009........  $ 7.01262    $ 8.59177      187,189
   01/01/2010 to 12/31/2010........  $ 8.59177    $ 9.47734      186,399
   01/01/2011 to 12/31/2011........  $ 9.47734    $ 9.08903      147,297
   01/01/2012 to 12/31/2012........  $ 9.08903    $10.07962      153,876
   01/01/2013 to 12/31/2013........  $10.07962    $10.92096      148,083
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.36049    $ 7.25618       48,593
   01/01/2009 to 12/31/2009........  $ 7.25618    $ 9.02187       87,449
   01/01/2010 to 12/31/2010........  $ 9.02187    $10.10658       89,278
   01/01/2011 to 12/31/2011........  $10.10658    $ 9.96839       71,572
   01/01/2012 to 12/31/2012........  $ 9.96839    $11.16110       81,883
   01/01/2013 to 12/31/2013........  $11.16110    $12.81651       61,531
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.13550    $ 6.15018        1,808
   01/01/2009 to 12/31/2009........  $ 6.15018    $ 7.13610        1,181
   01/01/2010 to 12/31/2010........  $ 7.13610    $ 8.00389          400
   01/01/2011 to 12/31/2011........  $ 8.00389    $ 8.16726          604
   01/01/2012 to 05/04/2012........  $ 8.16726    $ 8.87947            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.23618    $ 7.34190      195,581
   01/01/2009 to 12/31/2009........  $ 7.34190    $ 8.91844      262,922
   01/01/2010 to 12/31/2010........  $ 8.91844    $ 9.86838      265,893
   01/01/2011 to 12/31/2011........  $ 9.86838    $ 9.60432      219,493
   01/01/2012 to 12/31/2012........  $ 9.60432    $10.64244      200,410
   01/01/2013 to 12/31/2013........  $10.64244    $12.33540      158,018

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011.......  $ 9.99877    $ 9.17759            0
   01/01/2012 to 12/31/2012........  $ 9.17759    $10.11726            0
   01/01/2013 to 12/31/2013........  $10.11726    $11.04930            0
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99877    $10.51256            0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009.......  $ 9.99918    $ 9.40868            0
   01/01/2010 to 12/31/2010........  $ 9.40868    $10.24985            0
   01/01/2011 to 12/31/2011........  $10.24985    $11.07177            0
   01/01/2012 to 12/31/2012........  $11.07177    $11.36203            0
   01/01/2013 to 12/31/2013........  $11.36203    $11.11681            0
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008.......  $10.02977    $12.19193       70,042
   01/01/2009 to 12/31/2009........  $12.19193    $11.28481       83,720
   01/01/2010 to 12/31/2010........  $11.28481    $12.36141       64,840
   01/01/2011 to 12/31/2011........  $12.36141    $13.83249       51,791
   01/01/2012 to 12/31/2012........  $13.83249    $14.40649       40,497
   01/01/2013 to 12/31/2013........  $14.40649    $13.74720       38,242
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008.......  $10.02974    $12.24934        6,021
   01/01/2009 to 12/31/2009........  $12.24934    $11.13879       13,014
   01/01/2010 to 12/31/2010........  $11.13879    $12.22071       18,012
   01/01/2011 to 12/31/2011........  $12.22071    $13.96321        4,104
   01/01/2012 to 12/31/2012........  $13.96321    $14.56229        4,101
   01/01/2013 to 12/31/2013........  $14.56229    $13.65365        4,099
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009.......  $ 9.99918    $ 8.81752          265
   01/01/2010 to 12/31/2010........  $ 8.81752    $ 9.71599       30,900
   01/01/2011 to 12/31/2011........  $ 9.71599    $11.35996        3,895
   01/01/2012 to 12/31/2012........  $11.35996    $11.89885            0
   01/01/2013 to 12/31/2013........  $11.89885    $10.95895            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010.......  $ 9.99837    $11.04410       21,836
   01/01/2011 to 12/31/2011........  $11.04410    $13.08959       19,162
   01/01/2012 to 12/31/2012........  $13.08959    $13.77171       11,467
   01/01/2013 to 12/31/2013........  $13.77171    $12.61810            0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011.......  $ 9.99877    $12.05950       39,454
   01/01/2012 to 12/31/2012........  $12.05950    $12.57551       29,209
   01/01/2013 to 12/31/2013........  $12.57551    $11.18201            0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012.......  $ 9.99837    $10.43300       18,361
   01/01/2013 to 12/31/2013........  $10.43300    $ 9.23021      100,934
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013.......  $ 9.99918    $ 8.77803       15,828
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.02502    $ 6.68349       69,913
   01/01/2009 to 12/31/2009........  $ 6.68349    $ 8.25251       73,436
   01/01/2010 to 12/31/2010........  $ 8.25251    $ 9.21780       86,935
   01/01/2011 to 12/31/2011........  $ 9.21780    $ 8.86123       68,751
   01/01/2012 to 12/31/2012........  $ 8.86123    $ 9.92793      162,870
   01/01/2013 to 12/31/2013........  $ 9.92793    $11.99941      138,546
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013.......  $ 9.99877    $11.68020            0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.49819    $ 5.99858            0
   01/01/2009 to 12/31/2009........  $ 5.99858    $ 7.79678           74
   01/01/2010 to 12/31/2010........  $ 7.79678    $ 9.88521           41
   01/01/2011 to 12/31/2011........  $ 9.88521    $10.38099           29
   01/01/2012 to 12/31/2012........  $10.38099    $11.79684           27
   01/01/2013 to 12/31/2013........  $11.79684    $11.98644           11
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 07/18/2008.......  $ 8.70085    $ 8.10838            0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99877    $ 9.70082            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.18665    $ 5.63081        1,184
   01/01/2009 to 12/31/2009........  $ 5.63081    $ 7.35943          621
   01/01/2010 to 12/31/2010........  $ 7.35943    $ 9.61033          558
   01/01/2011 to 12/31/2011........  $ 9.61033    $ 8.22684        1,075
   01/01/2012 to 12/31/2012........  $ 8.22684    $ 9.73193          418
   01/01/2013 to 12/31/2013........  $ 9.73193    $13.50098          346

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.10365    $ 7.51558        3,810
   01/01/2009 to 12/31/2009........  $ 7.51558    $ 8.97636        1,235
   01/01/2010 to 12/31/2010........  $ 8.97636    $10.02176          614
   01/01/2011 to 12/31/2011........  $10.02176    $ 9.62956          615
   01/01/2012 to 12/31/2012........  $ 9.62956    $10.78055          604
   01/01/2013 to 12/31/2013........  $10.78055    $12.66280          201
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.08873    $ 6.73586       50,335
   01/01/2009 to 12/31/2009........  $ 6.73586    $ 8.21894      104,418
   01/01/2010 to 12/31/2010........  $ 8.21894    $ 9.26045      118,477
   01/01/2011 to 12/31/2011........  $ 9.26045    $ 8.98642       84,603
   01/01/2012 to 12/31/2012........  $ 8.98642    $ 9.79475       80,367
   01/01/2013 to 12/31/2013........  $ 9.79475    $11.07416       42,102
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008.......  $ 9.99878    $ 7.47904            0
   01/01/2009 to 11/13/2009........  $ 7.47904    $ 8.37746            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012.......  $ 9.99878    $10.76072       34,671
   01/01/2013 to 12/31/2013........  $10.76072    $13.19587       18,923
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99877    $10.82936            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008.......  $10.17546    $ 6.11840            0
   01/01/2009 to 12/31/2009........  $ 6.11840    $ 8.14369            0
   01/01/2010 to 12/31/2010........  $ 8.14369    $ 9.64393            0
   01/01/2011 to 12/31/2011........  $ 9.64393    $ 9.02266            0
   01/01/2012 to 12/31/2012........  $ 9.02266    $11.27157            0
   01/01/2013 to 12/31/2013........  $11.27157    $11.58747            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.02462    $ 6.13100        1,573
   01/01/2009 to 12/31/2009........  $ 6.13100    $ 9.02402        1,253
   01/01/2010 to 12/31/2010........  $ 9.02402    $ 9.80506        1,362
   01/01/2011 to 12/31/2011........  $ 9.80506    $ 9.27777        1,884
   01/01/2012 to 12/31/2012........  $ 9.27777    $10.94675          843
   01/01/2013 to 12/31/2013........  $10.94675    $13.99201          814

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.37689    $ 5.96882        1,865
   01/01/2009 to 12/31/2009........  $ 5.96882    $ 7.00895        1,864
   01/01/2010 to 12/31/2010........  $ 7.00895    $ 7.79506        1,863
   01/01/2011 to 12/31/2011........  $ 7.79506    $ 7.25601        1,862
   01/01/2012 to 12/31/2012........  $ 7.25601    $ 8.55437          235
   01/01/2013 to 12/31/2013........  $ 8.55437    $11.25466          234
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.36540    $ 6.08671        1,963
   01/01/2009 to 12/31/2009........  $ 6.08671    $ 9.42044        1,541
   01/01/2010 to 12/31/2010........  $ 9.42044    $11.12114        1,540
   01/01/2011 to 12/31/2011........  $11.12114    $10.63058        1,539
   01/01/2012 to 12/31/2012........  $10.63058    $12.52721          509
   01/01/2013 to 12/31/2013........  $12.52721    $16.31485          509
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.08932    $ 7.62472       17,788
   01/01/2009 to 12/31/2009........  $ 7.62472    $ 9.26843       25,884
   01/01/2010 to 12/31/2010........  $ 9.26843    $10.19024       25,837
   01/01/2011 to 12/31/2011........  $10.19024    $ 9.98865       20,411
   01/01/2012 to 12/31/2012........  $ 9.98865    $10.83739       22,745
   01/01/2013 to 12/31/2013........  $10.83739    $11.72552       21,784
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008.......  $10.03366    $ 7.64560            0
   01/01/2009 to 12/31/2009........  $ 7.64560    $ 9.55478            0
   01/01/2010 to 12/31/2010........  $ 9.55478    $11.93314            0
   01/01/2011 to 12/31/2011........  $11.93314    $11.90982            0
   01/01/2012 to 12/31/2012........  $11.90982    $13.57433            0
   01/01/2013 to 12/31/2013........  $13.57433    $18.56396            0
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.38385    $ 6.06690            0
   01/01/2009 to 12/31/2009........  $ 6.06690    $ 7.06845          139
   01/01/2010 to 12/31/2010........  $ 7.06845    $ 7.83029          104
   01/01/2011 to 12/31/2011........  $ 7.83029    $ 7.67662           78
   01/01/2012 to 12/31/2012........  $ 7.67662    $ 8.57635           80
   01/01/2013 to 12/31/2013........  $ 8.57635    $11.37535           26
AST HIGH YIELD PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.64365    $ 7.72692           64
   01/01/2009 to 12/31/2009........  $ 7.72692    $10.31917           64
   01/01/2010 to 12/31/2010........  $10.31917    $11.53876        3,579
   01/01/2011 to 12/31/2011........  $11.53876    $11.72900          596
   01/01/2012 to 12/31/2012........  $11.72900    $13.15845        1,729
   01/01/2013 to 12/31/2013........  $13.15845    $13.89463          520

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.53556    $ 5.43245        2,848
   01/01/2009 to 12/31/2009........  $ 5.43245    $ 7.24079        2,024
   01/01/2010 to 12/31/2010........  $ 7.24079    $ 8.16782          922
   01/01/2011 to 12/31/2011........  $ 8.16782    $ 7.00698        1,081
   01/01/2012 to 12/31/2012........  $ 7.00698    $ 8.30903        1,080
   01/01/2013 to 12/31/2013........  $ 8.30903    $ 9.74610          433
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.91717    $ 5.78239        3,050
   01/01/2009 to 12/31/2009........  $ 5.78239    $ 7.43422        3,396
   01/01/2010 to 12/31/2010........  $ 7.43422    $ 8.13590        3,363
   01/01/2011 to 12/31/2011........  $ 8.13590    $ 7.00972        3,325
   01/01/2012 to 12/31/2012........  $ 7.00972    $ 8.05757        2,230
   01/01/2013 to 12/31/2013........  $ 8.05757    $ 9.48379        1,712
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.02962    $10.80279      728,271
   01/01/2009 to 12/31/2009........  $10.80279    $11.84594      328,433
   01/01/2010 to 12/31/2010........  $11.84594    $12.93232      101,468
   01/01/2011 to 12/31/2011........  $12.93232    $14.32686      448,387
   01/01/2012 to 12/31/2012........  $14.32686    $15.44158      199,278
   01/01/2013 to 12/31/2013........  $15.44158    $14.72895      109,164
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.11184    $ 7.14807          828
   01/01/2009 to 12/31/2009........  $ 7.14807    $ 8.92034        1,477
   01/01/2010 to 12/31/2010........  $ 8.92034    $10.00264        1,591
   01/01/2011 to 12/31/2011........  $10.00264    $ 9.79869        1,069
   01/01/2012 to 12/31/2012........  $ 9.79869    $10.96477        1,165
   01/01/2013 to 12/31/2013........  $10.96477    $12.56131        1,453
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.10073    $ 5.97843        1,588
   01/01/2009 to 12/31/2009........  $ 5.97843    $ 8.00343        1,078
   01/01/2010 to 12/31/2010........  $ 8.00343    $ 8.45042          525
   01/01/2011 to 12/31/2011........  $ 8.45042    $ 7.56372          525
   01/01/2012 to 12/31/2012........  $ 7.56372    $ 9.08428            0
   01/01/2013 to 12/31/2013........  $ 9.08428    $10.32466            0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.25658    $ 7.87406       51,021
   01/01/2009 to 12/31/2009........  $ 7.87406    $ 9.46570       91,064
   01/01/2010 to 12/31/2010........  $ 9.46570    $10.00817       93,903
   01/01/2011 to 12/31/2011........  $10.00817    $ 9.88321       71,276
   01/01/2012 to 12/31/2012........  $ 9.88321    $10.78047       55,417
   01/01/2013 to 12/31/2013........  $10.78047    $11.79272       43,551

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009.......  $10.08416    $10.29292           0
   01/01/2010 to 12/31/2010........  $10.29292    $11.28818           0
   01/01/2011 to 12/31/2011........  $11.28818    $11.19497           0
   01/01/2012 to 12/31/2012........  $11.19497    $12.70410           0
   01/01/2013 to 12/31/2013........  $12.70410    $17.08368           0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009.......  $10.14555    $10.30271           0
   01/01/2010 to 12/31/2010........  $10.30271    $11.54334           0
   01/01/2011 to 12/31/2011........  $11.54334    $10.70495           0
   01/01/2012 to 12/31/2012........  $10.70495    $11.94203           0
   01/01/2013 to 12/31/2013........  $11.94203    $15.46305           0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.18613    $ 5.51560       1,077
   01/01/2009 to 12/31/2009........  $ 5.51560    $ 6.49008       1,076
   01/01/2010 to 12/31/2010........  $ 6.49008    $ 7.23545           0
   01/01/2011 to 12/31/2011........  $ 7.23545    $ 6.83026           0
   01/01/2012 to 12/31/2012........  $ 6.83026    $ 7.86539           0
   01/01/2013 to 12/31/2013........  $ 7.86539    $10.83787           0
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.01881    $ 6.01404       2,929
   01/01/2009 to 12/31/2009........  $ 6.01404    $ 7.68834       3,601
   01/01/2010 to 12/31/2010........  $ 7.68834    $ 9.07069       3,538
   01/01/2011 to 12/31/2011........  $ 9.07069    $ 8.85498       3,466
   01/01/2012 to 12/31/2012........  $ 8.85498    $ 9.79386       2,369
   01/01/2013 to 12/31/2013........  $ 9.79386    $13.18144       2,579
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.41828    $ 7.86918           0
   01/01/2009 to 12/31/2009........  $ 7.86918    $10.43532         826
   01/01/2010 to 12/31/2010........  $10.43532    $11.66016         797
   01/01/2011 to 12/31/2011........  $11.66016    $12.65627         764
   01/01/2012 to 12/31/2012........  $12.65627    $13.20808         734
   01/01/2013 to 12/31/2013........  $13.20808    $12.75233         837
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.20904    $ 6.79032       8,688
   01/01/2009 to 12/31/2009........  $ 6.79032    $ 8.79760       1,037
   01/01/2010 to 12/31/2010........  $ 8.79760    $ 9.71160       1,036
   01/01/2011 to 12/31/2011........  $ 9.71160    $ 9.26842       1,036
   01/01/2012 to 12/31/2012........  $ 9.26842    $11.23837         520
   01/01/2013 to 12/31/2013........  $11.23837    $14.13179         520

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.41413    $ 6.76122            0
   01/01/2009 to 12/31/2009........  $ 6.76122    $ 8.28013            0
   01/01/2010 to 12/31/2010........  $ 8.28013    $ 9.20054            0
   01/01/2011 to 12/31/2011........  $ 9.20054    $ 9.01074            0
   01/01/2012 to 12/31/2012........  $ 9.01074    $10.39385            0
   01/01/2013 to 12/31/2013........  $10.39385    $13.99889            0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012.......  $ 9.99878    $10.20336            0
   01/01/2013 to 12/31/2013........  $10.20336    $13.52099            0
AST MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.78222    $ 5.94845          620
   01/01/2009 to 12/31/2009........  $ 5.94845    $ 8.13925        1,679
   01/01/2010 to 12/31/2010........  $ 8.13925    $ 9.91193        1,678
   01/01/2011 to 12/31/2011........  $ 9.91193    $ 9.42837        1,677
   01/01/2012 to 12/31/2012........  $ 9.42837    $10.99880          546
   01/01/2013 to 12/31/2013........  $10.99880    $14.34856          545
AST MONEY MARKET PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.19805    $10.23870       10,929
   01/01/2009 to 12/31/2009........  $10.23870    $10.11181       18,836
   01/01/2010 to 12/31/2010........  $10.11181    $ 9.96478       17,831
   01/01/2011 to 12/31/2011........  $ 9.96478    $ 9.81941       10,742
   01/01/2012 to 12/31/2012........  $ 9.81941    $ 9.67476       15,859
   01/01/2013 to 12/31/2013........  $ 9.67476    $ 9.53197        2,017
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.68823    $ 5.70783        2,005
   01/01/2009 to 12/31/2009........  $ 5.70783    $ 7.90899        1,538
   01/01/2010 to 12/31/2010........  $ 7.90899    $ 9.61810        1,452
   01/01/2011 to 12/31/2011........  $ 9.61810    $ 9.24058        1,422
   01/01/2012 to 12/31/2012........  $ 9.24058    $10.66287          346
   01/01/2013 to 12/31/2013........  $10.66287    $14.91804          274
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011.......  $10.02868    $10.07373            0
   01/01/2012 to 12/31/2012........  $10.07373    $10.40803            0
   01/01/2013 to 12/31/2013........  $10.40803    $ 9.96349            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.58027    $ 5.88338          206
   01/01/2009 to 12/31/2009........  $ 5.88338    $ 7.52300          316
   01/01/2010 to 12/31/2010........  $ 7.52300    $ 9.53713          233
   01/01/2011 to 12/31/2011........  $ 9.53713    $ 9.55460          199
   01/01/2012 to 12/31/2012........  $ 9.55460    $10.57860          124
   01/01/2013 to 12/31/2013........  $10.57860    $13.82080           57

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.18967    $ 6.36737          507
   01/01/2009 to 12/31/2009........  $ 6.36737    $ 7.68860          569
   01/01/2010 to 12/31/2010........  $ 7.68860    $ 9.11006          552
   01/01/2011 to 04/29/2011........  $ 9.11006    $10.22410            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012.......  $ 9.99878    $10.33580          533
   01/01/2013 to 12/31/2013........  $10.33580    $12.10896          285
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008.......  $10.10152    $ 5.57836            0
   01/01/2009 to 12/31/2009........  $ 5.57836    $ 9.15131        2,177
   01/01/2010 to 12/31/2010........  $ 9.15131    $11.02373          949
   01/01/2011 to 12/31/2011........  $11.02373    $ 8.65913          832
   01/01/2012 to 12/31/2012........  $ 8.65913    $10.06026            0
   01/01/2013 to 12/31/2013........  $10.06026    $ 9.93349            0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.54609    $10.31309        9,233
   01/01/2009 to 12/31/2009........  $10.31309    $11.19983        5,110
   01/01/2010 to 12/31/2010........  $11.19983    $11.46443        2,532
   01/01/2011 to 12/31/2011........  $11.46443    $11.54901        1,923
   01/01/2012 to 12/31/2012........  $11.54901    $11.91219        1,320
   01/01/2013 to 12/31/2013........  $11.91219    $11.48080          431
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.90104    $10.21996       13,017
   01/01/2009 to 12/31/2009........  $10.21996    $11.73265        8,123
   01/01/2010 to 12/31/2010........  $11.73265    $12.45111        7,252
   01/01/2011 to 12/31/2011........  $12.45111    $12.65692        7,159
   01/01/2012 to 12/31/2012........  $12.65692    $13.63177        4,925
   01/01/2013 to 12/31/2013........  $13.63177    $13.18325        1,557
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.45047    $ 8.33099      188,702
   01/01/2009 to 12/31/2009........  $ 8.33099    $ 9.85231      261,340
   01/01/2010 to 12/31/2010........  $ 9.85231    $10.73264      248,407
   01/01/2011 to 12/31/2011........  $10.73264    $10.67932      221,353
   01/01/2012 to 12/31/2012........  $10.67932    $11.61253      171,439
   01/01/2013 to 12/31/2013........  $11.61253    $12.49455      133,092
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011.......  $10.01869    $10.07365            0
   01/01/2012 to 12/31/2012........  $10.07365    $10.63000            0
   01/01/2013 to 12/31/2013........  $10.63000    $10.23047            0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.23534    $ 6.17596      244,916
   01/01/2009 to 12/31/2009........  $ 6.17596    $ 7.66499      594,318
   01/01/2010 to 12/31/2010........  $ 7.66499    $ 8.98792      843,988
   01/01/2011 to 12/31/2011........  $ 8.98792    $ 8.30480      416,597
   01/01/2012 to 12/31/2012........  $ 8.30480    $ 9.23898      541,334
   01/01/2013 to 12/31/2013........  $ 9.23898    $10.65198      554,714
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.32568    $ 5.89074        9,045
   01/01/2009 to 12/31/2009........  $ 5.89074    $ 7.07001          570
   01/01/2010 to 12/31/2010........  $ 7.07001    $ 8.01363          569
   01/01/2011 to 12/31/2011........  $ 8.01363    $ 8.16814          569
   01/01/2012 to 12/31/2012........  $ 8.16814    $ 9.56031          568
   01/01/2013 to 12/31/2013........  $ 9.56031    $12.47309          568
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011.......  $ 9.99877    $ 8.91023            0
   01/01/2012 to 12/31/2012........  $ 8.91023    $ 9.93326            0
   01/01/2013 to 12/31/2013........  $ 9.93326    $11.97809            0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.08114    $ 7.35523        8,946
   01/01/2009 to 12/31/2009........  $ 7.35523    $ 8.94120       27,885
   01/01/2010 to 12/31/2010........  $ 8.94120    $ 9.85881       26,418
   01/01/2011 to 12/31/2011........  $ 9.85881    $ 9.53676       22,491
   01/01/2012 to 12/31/2012........  $ 9.53676    $10.36157       18,365
   01/01/2013 to 12/31/2013........  $10.36157    $11.47816       11,937
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.09932    $ 6.70554        8,144
   01/01/2009 to 12/31/2009........  $ 6.70554    $ 8.38012        8,650
   01/01/2010 to 12/31/2010........  $ 8.38012    $ 9.44028        5,293
   01/01/2011 to 12/31/2011........  $ 9.44028    $ 9.07863        3,544
   01/01/2012 to 12/31/2012........  $ 9.07863    $10.36646       13,138
   01/01/2013 to 12/31/2013........  $10.36646    $12.05754       12,098
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.18531    $ 7.17097       21,101
   01/01/2009 to 12/31/2009........  $ 7.17097    $ 9.00157       44,678
   01/01/2010 to 12/31/2010........  $ 9.00157    $ 9.91585       47,755
   01/01/2011 to 12/31/2011........  $ 9.91585    $ 9.43900       39,663
   01/01/2012 to 12/31/2012........  $ 9.43900    $10.33478       50,865
   01/01/2013 to 12/31/2013........  $10.33478    $11.64804       31,874

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.49890    $ 6.32631          123
   01/01/2009 to 12/31/2009........  $ 6.32631    $ 8.34608          103
   01/01/2010 to 12/31/2010........  $ 8.34608    $11.21701           66
   01/01/2011 to 12/31/2011........  $11.21701    $10.94299           61
   01/01/2012 to 12/31/2012........  $10.94299    $12.09353           58
   01/01/2013 to 12/31/2013........  $12.09353    $16.10539           34
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.38155    $ 6.55164          879
   01/01/2009 to 12/31/2009........  $ 6.55164    $ 8.19749        1,451
   01/01/2010 to 12/31/2010........  $ 8.19749    $10.17554        1,409
   01/01/2011 to 12/31/2011........  $10.17554    $ 9.42601        1,388
   01/01/2012 to 12/31/2012........  $ 9.42601    $10.97278          282
   01/01/2013 to 12/31/2013........  $10.97278    $14.85360          239
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.07633    $ 7.45021       29,402
   01/01/2009 to 12/31/2009........  $ 7.45021    $ 9.11168       64,679
   01/01/2010 to 12/31/2010........  $ 9.11168    $10.01224       65,983
   01/01/2011 to 12/31/2011........  $10.01224    $10.05986       60,257
   01/01/2012 to 12/31/2012........  $10.05986    $11.24841       61,683
   01/01/2013 to 12/31/2013........  $11.24841    $12.94742       55,317
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.05555    $ 5.43545          601
   01/01/2009 to 12/31/2009........  $ 5.43545    $ 6.62933          601
   01/01/2010 to 12/31/2010........  $ 6.62933    $ 7.39612          600
   01/01/2011 to 12/31/2011........  $ 7.39612    $ 7.16740          600
   01/01/2012 to 12/31/2012........  $ 7.16740    $ 8.27934          599
   01/01/2013 to 12/31/2013........  $ 8.27934    $10.57829          599
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.65109    $ 5.90554        2,251
   01/01/2009 to 12/31/2009........  $ 5.90554    $ 8.92350        2,877
   01/01/2010 to 12/31/2010........  $ 8.92350    $10.18149        1,786
   01/01/2011 to 12/31/2011........  $10.18149    $ 9.86091        1,779
   01/01/2012 to 12/31/2012........  $ 9.86091    $11.42292        1,402
   01/01/2013 to 12/31/2013........  $11.42292    $16.20852           39
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2008* to 12/31/2008.......  $12.07851    $ 5.74017        4,203
   01/01/2009 to 12/31/2009........  $ 5.74017    $ 8.44609        5,499
   01/01/2010 to 12/31/2010........  $ 8.44609    $10.02311        3,643
   01/01/2011 to 12/31/2011........  $10.02311    $ 8.40188        3,680
   01/01/2012 to 12/31/2012........  $ 8.40188    $ 8.57677        3,922
   01/01/2013 to 12/31/2013........  $ 8.57677    $ 9.74955        3,828

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2008* to 12/31/2008.......  $11.03701    $10.20756        2,627
   01/01/2009 to 12/31/2009........  $10.20756    $11.27487        5,501
   01/01/2010 to 12/31/2010........  $11.27487    $11.74596        4,851
   01/01/2011 to 12/31/2011........  $11.74596    $12.04961        4,738
   01/01/2012 to 12/31/2012........  $12.04961    $12.49139        1,620
   01/01/2013 to 12/31/2013........  $12.49139    $11.84456        1,414
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.78324    $ 5.89032        9,337
   01/01/2009 to 12/31/2009........  $ 5.89032    $ 7.45305        8,924
   01/01/2010 to 12/31/2010........  $ 7.45305    $ 8.41749        8,099
   01/01/2011 to 12/31/2011........  $ 8.41749    $ 8.00650        7,879
   01/01/2012 to 12/31/2012........  $ 8.00650    $ 8.75617        8,142
   01/01/2013 to 12/31/2013........  $ 8.75617    $10.39530        9,993
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.25008    $ 9.32155            0
   01/01/2009 to 12/31/2009........  $ 9.32155    $10.25168            0
   01/01/2010 to 12/31/2010........  $10.25168    $10.88762            0
   01/01/2011 to 12/31/2011........  $10.88762    $11.37290            0
   01/01/2012 to 12/31/2012........  $11.37290    $12.08434            0
   01/01/2013 to 12/31/2013........  $12.08434    $11.72777            0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008.......  $10.07816    $ 6.65060       20,066
   01/01/2009 to 12/31/2009........  $ 6.65060    $ 8.52206       54,865
   01/01/2010 to 12/31/2010........  $ 8.52206    $ 9.25566       51,668
   01/01/2011 to 12/31/2011........  $ 9.25566    $ 8.96647       41,470
   01/01/2012 to 09/21/2012........  $ 8.96647    $10.05804            0


*  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS B SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

   ACCUMULATION UNIT VALUES: COMBINATION 5% ROLL UP AND HAV DEATH BENEFIT OR
                   HIGHEST DAILY VALUE DEATH BENEFIT (1.65%)


                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.12208    $ 6.99774       29,180
   01/01/2009 to 12/31/2009........  $ 6.99774    $ 8.56077       32,867
   01/01/2010 to 12/31/2010........  $ 8.56077    $ 9.42920       32,838
   01/01/2011 to 12/31/2011........  $ 9.42920    $ 9.02949       32,020
   01/01/2012 to 12/31/2012........  $ 9.02949    $ 9.99875       32,673
   01/01/2013 to 12/31/2013........  $ 9.99875    $10.81729       32,645
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.34880    $ 7.24085       15,545
   01/01/2009 to 12/31/2009........  $ 7.24085    $ 8.98942       21,894
   01/01/2010 to 12/31/2010........  $ 8.98942    $10.05547       21,809
   01/01/2011 to 12/31/2011........  $10.05547    $ 9.90327       20,262
   01/01/2012 to 12/31/2012........  $ 9.90327    $11.07180       21,212
   01/01/2013 to 12/31/2013........  $11.07180    $12.69517       20,076
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.12516    $ 6.13711            0
   01/01/2009 to 12/31/2009........  $ 6.13711    $ 7.11046            0
   01/01/2010 to 12/31/2010........  $ 7.11046    $ 7.96345            0
   01/01/2011 to 12/31/2011........  $ 7.96345    $ 8.11397            0
   01/01/2012 to 05/04/2012........  $ 8.11397    $ 8.81706            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.22465    $ 7.32641       46,459
   01/01/2009 to 12/31/2009........  $ 7.32641    $ 8.88640       75,884
   01/01/2010 to 12/31/2010........  $ 8.88640    $ 9.81842       73,630
   01/01/2011 to 12/31/2011........  $ 9.81842    $ 9.54167       67,780
   01/01/2012 to 12/31/2012........  $ 9.54167    $10.55748       71,362
   01/01/2013 to 12/31/2013........  $10.55748    $12.21879       70,739

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011.......  $ 9.99865    $ 9.16846            0
   01/01/2012 to 12/31/2012........  $ 9.16846    $10.09214            0
   01/01/2013 to 12/31/2013........  $10.09214    $11.00564            0
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99865    $10.50194            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.01371    $ 6.66939       44,724
   01/01/2009 to 12/31/2009........  $ 6.66939    $ 8.22287       23,769
   01/01/2010 to 12/31/2010........  $ 8.22287    $ 9.17123       24,189
   01/01/2011 to 12/31/2011........  $ 9.17123    $ 8.80352       20,954
   01/01/2012 to 12/31/2012........  $ 8.80352    $ 9.84875       18,826
   01/01/2013 to 12/31/2013........  $ 9.84875    $11.88602       18,522
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013.......  $ 9.99865    $11.66552            0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.48643    $ 5.98588        3,442
   01/01/2009 to 12/31/2009........  $ 5.98588    $ 7.76870        3,439
   01/01/2010 to 12/31/2010........  $ 7.76870    $ 9.83530        3,437
   01/01/2011 to 12/31/2011........  $ 9.83530    $10.31335        3,434
   01/01/2012 to 12/31/2012........  $10.31335    $11.70262        3,432
   01/01/2013 to 12/31/2013........  $11.70262    $11.87311        3,158
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 07/18/2008.......  $ 8.69107    $ 8.09673            0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99865    $ 9.69098            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.17622    $ 5.61884          286
   01/01/2009 to 12/31/2009........  $ 5.61884    $ 7.33285          286
   01/01/2010 to 12/31/2010........  $ 7.33285    $ 9.56148          285
   01/01/2011 to 12/31/2011........  $ 9.56148    $ 8.17288          285
   01/01/2012 to 12/31/2012........  $ 8.17288    $ 9.65376          285
   01/01/2013 to 12/31/2013........  $ 9.65376    $13.37272          285
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.10361    $ 7.50818            0
   01/01/2009 to 12/31/2009........  $ 7.50818    $ 8.95434        4,051
   01/01/2010 to 12/31/2010........  $ 8.95434    $ 9.98250        4,018
   01/01/2011 to 12/31/2011........  $ 9.98250    $ 9.57767        3,120
   01/01/2012 to 12/31/2012........  $ 9.57767    $10.70651        3,833
   01/01/2013 to 12/31/2013........  $10.70651    $12.55730        3,813

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.07727    $ 6.72158        8,806
   01/01/2009 to 12/31/2009........  $ 6.72158    $ 8.18940        3,651
   01/01/2010 to 12/31/2010........  $ 8.18940    $ 9.21340        9,132
   01/01/2011 to 12/31/2011........  $ 9.21340    $ 8.92746        8,688
   01/01/2012 to 12/31/2012........  $ 8.92746    $ 9.71625        8,321
   01/01/2013 to 12/31/2013........  $ 9.71625    $10.96929          617
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008.......  $ 9.99866    $ 7.47404            0
   01/01/2009 to 11/13/2009........  $ 7.47404    $ 8.36111            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012.......  $ 9.99866    $10.74996       30,440
   01/01/2013 to 12/31/2013........  $10.74996    $13.16327       23,015
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99865    $10.81844            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008.......  $10.17534    $ 6.11426            0
   01/01/2009 to 12/31/2009........  $ 6.11426    $ 8.12602            0
   01/01/2010 to 12/31/2010........  $ 8.12602    $ 9.60868          198
   01/01/2011 to 12/31/2011........  $ 9.60868    $ 8.97632          180
   01/01/2012 to 12/31/2012........  $ 8.97632    $11.19711          183
   01/01/2013 to 12/31/2013........  $11.19711    $11.49401          172
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.01334    $ 6.11808            0
   01/01/2009 to 12/31/2009........  $ 6.11808    $ 8.99184            0
   01/01/2010 to 12/31/2010........  $ 8.99184    $ 9.75579            0
   01/01/2011 to 12/31/2011........  $ 9.75579    $ 9.21766            0
   01/01/2012 to 12/31/2012........  $ 9.21766    $10.85976            0
   01/01/2013 to 12/31/2013........  $10.85976    $13.86041            0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.36625    $ 5.95620            0
   01/01/2009 to 12/31/2009........  $ 5.95620    $ 6.98372            0
   01/01/2010 to 12/31/2010........  $ 6.98372    $ 7.75562            0
   01/01/2011 to 12/31/2011........  $ 7.75562    $ 7.20858            0
   01/01/2012 to 12/31/2012........  $ 7.20858    $ 8.48589            0
   01/01/2013 to 12/31/2013........  $ 8.48589    $11.14807            0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.35374    $ 6.07379            0
   01/01/2009 to 12/31/2009........  $ 6.07379    $ 9.38654            0
   01/01/2010 to 12/31/2010........  $ 9.38654    $11.06461            0
   01/01/2011 to 12/31/2011........  $11.06461    $10.56093            0
   01/01/2012 to 12/31/2012........  $10.56093    $12.42680            0
   01/01/2013 to 12/31/2013........  $12.42680    $16.16023            0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.08928    $ 7.61722            0
   01/01/2009 to 12/31/2009........  $ 7.61722    $ 9.24559            0
   01/01/2010 to 12/31/2010........  $ 9.24559    $10.15017            0
   01/01/2011 to 12/31/2011........  $10.15017    $ 9.93469            0
   01/01/2012 to 12/31/2012........  $ 9.93469    $10.76296            0
   01/01/2013 to 12/31/2013........  $10.76296    $11.62787            0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008.......  $10.03354    $ 7.64041            0
   01/01/2009 to 12/31/2009........  $ 7.64041    $ 9.53411            0
   01/01/2010 to 12/31/2010........  $ 9.53411    $11.88974          159
   01/01/2011 to 12/31/2011........  $11.88974    $11.84899          144
   01/01/2012 to 12/31/2012........  $11.84899    $13.48502          147
   01/01/2013 to 12/31/2013........  $13.48502    $18.41471          138
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.37324    $ 6.05406          678
   01/01/2009 to 12/31/2009........  $ 6.05406    $ 7.04311          677
   01/01/2010 to 12/31/2010........  $ 7.04311    $ 7.79066          677
   01/01/2011 to 12/31/2011........  $ 7.79066    $ 7.62654          676
   01/01/2012 to 12/31/2012........  $ 7.62654    $ 8.50782          676
   01/01/2013 to 12/31/2013........  $ 8.50782    $11.26788          675
AST HIGH YIELD PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.63164    $ 7.71057            0
   01/01/2009 to 12/31/2009........  $ 7.71057    $10.28206            0
   01/01/2010 to 12/31/2010........  $10.28206    $11.48046            0
   01/01/2011 to 12/31/2011........  $11.48046    $11.65246            0
   01/01/2012 to 12/31/2012........  $11.65246    $13.05320            0
   01/01/2013 to 12/31/2013........  $13.05320    $13.76313            0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.52367    $ 5.42096          503
   01/01/2009 to 12/31/2009........  $ 5.42096    $ 7.21479          502
   01/01/2010 to 12/31/2010........  $ 7.21479    $ 8.12639          502
   01/01/2011 to 12/31/2011........  $ 8.12639    $ 6.96126          501
   01/01/2012 to 12/31/2012........  $ 6.96126    $ 8.24261          501
   01/01/2013 to 12/31/2013........  $ 8.24261    $ 9.65386          500
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.90597    $ 5.77016          537
   01/01/2009 to 12/31/2009........  $ 5.77016    $ 7.40754          536
   01/01/2010 to 12/31/2010........  $ 7.40754    $ 8.09483          535
   01/01/2011 to 12/31/2011........  $ 8.09483    $ 6.96406          535
   01/01/2012 to 12/31/2012........  $ 6.96406    $ 7.99317          534
   01/01/2013 to 12/31/2013........  $ 7.99317    $ 9.39401          534
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.02958    $10.79210       10,078
   01/01/2009 to 12/31/2009........  $10.79210    $11.81672       11,946
   01/01/2010 to 12/31/2010........  $11.81672    $12.88138        1,692
   01/01/2011 to 12/31/2011........  $12.88138    $14.24918       18,916
   01/01/2012 to 12/31/2012........  $14.24918    $15.33516        5,433
   01/01/2013 to 12/31/2013........  $15.33516    $14.60580          759

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.11180    $ 7.14096            0
   01/01/2009 to 12/31/2009........  $ 7.14096    $ 8.89822            0
   01/01/2010 to 12/31/2010........  $ 8.89822    $ 9.96312            0
   01/01/2011 to 12/31/2011........  $ 9.96312    $ 9.74554            0
   01/01/2012 to 12/31/2012........  $ 9.74554    $10.88918            0
   01/01/2013 to 12/31/2013........  $10.88918    $12.45638            0
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.08934    $ 5.96578            0
   01/01/2009 to 12/31/2009........  $ 5.96578    $ 7.97475            0
   01/01/2010 to 12/31/2010........  $ 7.97475    $ 8.40761            0
   01/01/2011 to 12/31/2011........  $ 8.40761    $ 7.51429            0
   01/01/2012 to 12/31/2012........  $ 7.51429    $ 9.01146            0
   01/01/2013 to 12/31/2013........  $ 9.01146    $10.22680            0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.24499    $ 7.85743       68,110
   01/01/2009 to 12/31/2009........  $ 7.85743    $ 9.43169       66,823
   01/01/2010 to 12/31/2010........  $ 9.43169    $ 9.95744       86,436
   01/01/2011 to 12/31/2011........  $ 9.95744    $ 9.81870       82,711
   01/01/2012 to 12/31/2012........  $ 9.81870    $10.69433       84,775
   01/01/2013 to 12/31/2013........  $10.69433    $11.68125       83,022
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009.......  $10.08404    $10.29093            0
   01/01/2010 to 12/31/2010........  $10.29093    $11.26928            0
   01/01/2011 to 12/31/2011........  $11.26928    $11.15975            0
   01/01/2012 to 12/31/2012........  $11.15975    $12.64536            0
   01/01/2013 to 12/31/2013........  $12.64536    $16.97976            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009.......  $10.14542    $10.30074            0
   01/01/2010 to 12/31/2010........  $10.30074    $11.52408            0
   01/01/2011 to 12/31/2011........  $11.52408    $10.67128            0
   01/01/2012 to 12/31/2012........  $10.67128    $11.88679            0
   01/01/2013 to 12/31/2013........  $11.88679    $15.36895            0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.17567    $ 5.50382          0
   01/01/2009 to 12/31/2009........  $ 5.50382    $ 6.46665          0
   01/01/2010 to 12/31/2010........  $ 6.46665    $ 7.19865          0
   01/01/2011 to 12/31/2011........  $ 7.19865    $ 6.78556          0
   01/01/2012 to 12/31/2012........  $ 6.78556    $ 7.80227          0
   01/01/2013 to 12/31/2013........  $ 7.80227    $10.73490          0
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.00747    $ 6.00136        530
   01/01/2009 to 12/31/2009........  $ 6.00136    $ 7.66056        529
   01/01/2010 to 12/31/2010........  $ 7.66056    $ 9.02465        528
   01/01/2011 to 12/31/2011........  $ 9.02465    $ 8.79712        528
   01/01/2012 to 12/31/2012........  $ 8.79712    $ 9.71542        528
   01/01/2013 to 12/31/2013........  $ 9.71542    $13.05671        527
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.40650    $ 7.85240          0
   01/01/2009 to 12/31/2009........  $ 7.85240    $10.39780          0
   01/01/2010 to 12/31/2010........  $10.39780    $11.60097          0
   01/01/2011 to 12/31/2011........  $11.60097    $12.57346          0
   01/01/2012 to 12/31/2012........  $12.57346    $13.10218          0
   01/01/2013 to 12/31/2013........  $13.10218    $12.63136          0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.19749    $ 6.77594          0
   01/01/2009 to 12/31/2009........  $ 6.77594    $ 8.76593          0
   01/01/2010 to 12/31/2010........  $ 8.76593    $ 9.66237          0
   01/01/2011 to 12/31/2011........  $ 9.66237    $ 9.20773          0
   01/01/2012 to 12/31/2012........  $ 9.20773    $11.14830          0
   01/01/2013 to 12/31/2013........  $11.14830    $13.99772          0
AST MFS GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.40246    $ 6.74699          0
   01/01/2009 to 12/31/2009........  $ 6.74699    $ 8.25049          0
   01/01/2010 to 12/31/2010........  $ 8.25049    $ 9.15396          0
   01/01/2011 to 12/31/2011........  $ 9.15396    $ 8.95188          0
   01/01/2012 to 12/31/2012........  $ 8.95188    $10.31061          0
   01/01/2013 to 12/31/2013........  $10.31061    $13.86622          0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012.......  $ 9.99866    $10.19779          0
   01/01/2013 to 12/31/2013........  $10.19779    $13.49352          0
AST MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.77113    $ 5.93583          0
   01/01/2009 to 12/31/2009........  $ 5.93583    $ 8.10997          0
   01/01/2010 to 12/31/2010........  $ 8.10997    $ 9.86182          0
   01/01/2011 to 12/31/2011........  $ 9.86182    $ 9.36683          0
   01/01/2012 to 12/31/2012........  $ 9.36683    $10.91072          0
   01/01/2013 to 12/31/2013........  $10.91072    $14.21273          0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.18659    $10.21711            0
   01/01/2009 to 12/31/2009........  $10.21711    $10.07561       37,214
   01/01/2010 to 12/31/2010........  $10.07561    $ 9.91454            0
   01/01/2011 to 12/31/2011........  $ 9.91454    $ 9.75568            0
   01/01/2012 to 12/31/2012........  $ 9.75568    $ 9.59772            0
   01/01/2013 to 12/31/2013........  $ 9.59772    $ 9.44149            0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.67730    $ 5.69575          433
   01/01/2009 to 12/31/2009........  $ 5.69575    $ 7.88054          432
   01/01/2010 to 12/31/2010........  $ 7.88054    $ 9.56935          432
   01/01/2011 to 12/31/2011........  $ 9.56935    $ 9.18010          431
   01/01/2012 to 12/31/2012........  $ 9.18010    $10.57746          431
   01/01/2013 to 12/31/2013........  $10.57746    $14.77670          431
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011.......  $10.02856    $10.07118            0
   01/01/2012 to 12/31/2012........  $10.07118    $10.38994            0
   01/01/2013 to 12/31/2013........  $10.38994    $ 9.93140            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.56944    $ 5.87092          439
   01/01/2009 to 12/31/2009........  $ 5.87092    $ 7.49601          438
   01/01/2010 to 12/31/2010........  $ 7.49601    $ 9.48898          438
   01/01/2011 to 12/31/2011........  $ 9.48898    $ 9.49232          437
   01/01/2012 to 12/31/2012........  $ 9.49232    $10.49411          437
   01/01/2013 to 12/31/2013........  $10.49411    $13.69017          437
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.17826    $ 6.35398            0
   01/01/2009 to 12/31/2009........  $ 6.35398    $ 7.66103            0
   01/01/2010 to 12/31/2010........  $ 7.66103    $ 9.06395            0
   01/01/2011 to 04/29/2011........  $ 9.06395    $10.16746            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012.......  $ 9.99866    $10.32536            0
   01/01/2013 to 12/31/2013........  $10.32536    $12.07886            0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008.......  $10.10140    $ 5.57465            0
   01/01/2009 to 12/31/2009........  $ 5.57465    $ 9.13179            0
   01/01/2010 to 12/31/2010........  $ 9.13179    $10.98394          859
   01/01/2011 to 12/31/2011........  $10.98394    $ 8.61509          781
   01/01/2012 to 12/31/2012........  $ 8.61509    $ 9.99446          794
   01/01/2013 to 12/31/2013........  $ 9.99446    $ 9.85392          746
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.53417    $10.29137          523
   01/01/2009 to 12/31/2009........  $10.29137    $11.15975          522
   01/01/2010 to 12/31/2010........  $11.15975    $11.40633          789
   01/01/2011 to 12/31/2011........  $11.40633    $11.47348          788
   01/01/2012 to 12/31/2012........  $11.47348    $11.81651          788
   01/01/2013 to 12/31/2013........  $11.81651    $11.37165          787

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.88875    $10.19844          856
   01/01/2009 to 12/31/2009........  $10.19844    $11.69074          855
   01/01/2010 to 12/31/2010........  $11.69074    $12.38840        1,269
   01/01/2011 to 12/31/2011........  $12.38840    $12.57463        1,269
   01/01/2012 to 12/31/2012........  $12.57463    $13.52312        1,268
   01/01/2013 to 12/31/2013........  $13.52312    $13.05890        1,267
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.43869    $ 8.31338       39,130
   01/01/2009 to 12/31/2009........  $ 8.31338    $ 9.81702       51,330
   01/01/2010 to 12/31/2010........  $ 9.81702    $10.67848       60,725
   01/01/2011 to 12/31/2011........  $10.67848    $10.60977       59,653
   01/01/2012 to 12/31/2012........  $10.60977    $11.51987       77,390
   01/01/2013 to 12/31/2013........  $11.51987    $12.37661       76,422
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011.......  $10.01857    $10.07108            0
   01/01/2012 to 12/31/2012........  $10.07108    $10.61155            0
   01/01/2013 to 12/31/2013........  $10.61155    $10.19757            0
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.22370    $ 6.16283       28,501
   01/01/2009 to 12/31/2009........  $ 6.16283    $ 7.63741       30,496
   01/01/2010 to 12/31/2010........  $ 7.63741    $ 8.94227       37,959
   01/01/2011 to 12/31/2011........  $ 8.94227    $ 8.25042       33,862
   01/01/2012 to 12/31/2012........  $ 8.25042    $ 9.16476       35,479
   01/01/2013 to 12/31/2013........  $ 9.16476    $10.55078       37,565
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.31507    $ 5.87819            0
   01/01/2009 to 12/31/2009........  $ 5.87819    $ 7.04457            0
   01/01/2010 to 12/31/2010........  $ 7.04457    $ 7.97295            0
   01/01/2011 to 12/31/2011........  $ 7.97295    $ 8.11475            0
   01/01/2012 to 12/31/2012........  $ 8.11475    $ 9.48376            0
   01/01/2013 to 12/31/2013........  $ 9.48376    $12.35497            0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011.......  $ 9.99865    $ 8.90145            0
   01/01/2012 to 12/31/2012........  $ 8.90145    $ 9.90868            0
   01/01/2013 to 12/31/2013........  $ 9.90868    $11.93095            0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.08110    $ 7.34790            0
   01/01/2009 to 12/31/2009........  $ 7.34790    $ 8.91911       33,758
   01/01/2010 to 12/31/2010........  $ 8.91911    $ 9.81987       33,704
   01/01/2011 to 12/31/2011........  $ 9.81987    $ 9.48499       32,098
   01/01/2012 to 12/31/2012........  $ 9.48499    $10.28998       33,370
   01/01/2013 to 12/31/2013........  $10.28998    $11.38205       33,314

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.09928    $ 6.69886            0
   01/01/2009 to 12/31/2009........  $ 6.69886    $ 8.35942            0
   01/01/2010 to 12/31/2010........  $ 8.35942    $ 9.40304            0
   01/01/2011 to 12/31/2011........  $ 9.40304    $ 9.02950            0
   01/01/2012 to 12/31/2012........  $ 9.02950    $10.29510            0
   01/01/2013 to 12/31/2013........  $10.29510    $11.95680            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.17377    $ 7.15579          254
   01/01/2009 to 12/31/2009........  $ 7.15579    $ 8.96924        7,475
   01/01/2010 to 12/31/2010........  $ 8.96924    $ 9.86573        7,397
   01/01/2011 to 12/31/2011........  $ 9.86573    $ 9.37752        5,851
   01/01/2012 to 12/31/2012........  $ 9.37752    $10.25233        6,988
   01/01/2013 to 12/31/2013........  $10.25233    $11.53802        7,011
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.48828    $ 6.31291            0
   01/01/2009 to 12/31/2009........  $ 6.31291    $ 8.31609            0
   01/01/2010 to 12/31/2010........  $ 8.31609    $11.16025            0
   01/01/2011 to 12/31/2011........  $11.16025    $10.87162            0
   01/01/2012 to 12/31/2012........  $10.87162    $11.99685            0
   01/01/2013 to 12/31/2013........  $11.99685    $15.95301            0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.37095    $ 6.53778          396
   01/01/2009 to 12/31/2009........  $ 6.53778    $ 8.16805          396
   01/01/2010 to 12/31/2010........  $ 8.16805    $10.12401          395
   01/01/2011 to 12/31/2011........  $10.12401    $ 9.36446          395
   01/01/2012 to 12/31/2012........  $ 9.36446    $10.88505          395
   01/01/2013 to 12/31/2013........  $10.88505    $14.71312          394
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.06500    $ 7.43460       35,100
   01/01/2009 to 12/31/2009........  $ 7.43460    $ 9.07921       42,117
   01/01/2010 to 12/31/2010........  $ 9.07921    $ 9.96197       49,007
   01/01/2011 to 12/31/2011........  $ 9.96197    $ 9.99465       47,290
   01/01/2012 to 12/31/2012........  $ 9.99465    $11.15895       30,035
   01/01/2013 to 12/31/2013........  $11.15895    $12.82550       22,763
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.04533    $ 5.42395            0
   01/01/2009 to 12/31/2009........  $ 5.42395    $ 6.60561            0
   01/01/2010 to 12/31/2010........  $ 6.60561    $ 7.35889            0
   01/01/2011 to 12/31/2011........  $ 7.35889    $ 7.12072            0
   01/01/2012 to 12/31/2012........  $ 7.12072    $ 8.21331            0
   01/01/2013 to 12/31/2013........  $ 8.21331    $10.47841            0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.64030    $ 5.89313            0
   01/01/2009 to 12/31/2009........  $ 5.89313    $ 8.89163            0
   01/01/2010 to 12/31/2010........  $ 8.89163    $10.13022            0
   01/01/2011 to 12/31/2011........  $10.13022    $ 9.79683            0
   01/01/2012 to 12/31/2012........  $ 9.79683    $11.33204            0
   01/01/2013 to 12/31/2013........  $11.33204    $16.05592            0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2008* to 12/31/2008.......  $12.06488    $ 5.72803        2,851
   01/01/2009 to 12/31/2009........  $ 5.72803    $ 8.41567        2,848
   01/01/2010 to 12/31/2010........  $ 8.41567    $ 9.97228        2,846
   01/01/2011 to 12/31/2011........  $ 9.97228    $ 8.34692        2,844
   01/01/2012 to 12/31/2012........  $ 8.34692    $ 8.50802        2,842
   01/01/2013 to 12/31/2013........  $ 8.50802    $ 9.65707        2,624
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2008* to 12/31/2008.......  $11.02453    $10.18604          335
   01/01/2009 to 12/31/2009........  $10.18604    $11.23450          335
   01/01/2010 to 12/31/2010........  $11.23450    $11.68674          514
   01/01/2011 to 12/31/2011........  $11.68674    $11.97113          514
   01/01/2012 to 12/31/2012........  $11.97113    $12.39156          514
   01/01/2013 to 12/31/2013........  $12.39156    $11.73270          513
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.77218    $ 5.87788        5,462
   01/01/2009 to 12/31/2009........  $ 5.87788    $ 7.42631        5,459
   01/01/2010 to 12/31/2010........  $ 7.42631    $ 8.37487        5,457
   01/01/2011 to 12/31/2011........  $ 8.37487    $ 7.95424        5,454
   01/01/2012 to 12/31/2012........  $ 7.95424    $ 8.68607        5,452
   01/01/2013 to 12/31/2013........  $ 8.68607    $10.29685        5,452
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.24315    $ 9.30607            0
   01/01/2009 to 12/31/2009........  $ 9.30607    $10.21947            0
   01/01/2010 to 12/31/2010........  $10.21947    $10.83736            0
   01/01/2011 to 12/31/2011........  $10.83736    $11.30368            0
   01/01/2012 to 12/31/2012........  $11.30368    $11.99291            0
   01/01/2013 to 12/31/2013........  $11.99291    $11.62187            0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008.......  $10.07812    $ 6.64403       23,959
   01/01/2009 to 12/31/2009........  $ 6.64403    $ 8.50103       31,281
   01/01/2010 to 12/31/2010........  $ 8.50103    $ 9.21920       37,926
   01/01/2011 to 12/31/2011........  $ 9.21920    $ 8.91801       28,640
   01/01/2012 to 09/21/2012........  $ 8.91801    $ 9.99293            0


*  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS B SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: TRUEINCOME OR TRUEINCOME HIGHEST DAILY (1.75%) OR
                      TRUEACCUMULATION HD 60 BPS (1.75%)


                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09299    $10.43027       57,456
   01/01/2008 to 12/31/2008........  $10.43027    $ 6.98794      115,212
   01/01/2009 to 12/31/2009........  $ 6.98794    $ 8.54040      117,636
   01/01/2010 to 12/31/2010........  $ 8.54040    $ 9.39754      118,163
   01/01/2011 to 12/31/2011........  $ 9.39754    $ 8.99030      112,924
   01/01/2012 to 12/31/2012........  $ 8.99030    $ 9.94548      117,805
   01/01/2013 to 12/31/2013........  $ 9.94548    $10.74905       92,728
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.11465    $10.48117       22,909
   01/01/2008 to 12/31/2008........  $10.48117    $ 7.23075       19,060
   01/01/2009 to 12/31/2009........  $ 7.23075    $ 8.96811       22,302
   01/01/2010 to 12/31/2010........  $ 8.96811    $10.02169       22,872
   01/01/2011 to 12/31/2011........  $10.02169    $ 9.86038       22,635
   01/01/2012 to 12/31/2012........  $ 9.86038    $11.01296       22,987
   01/01/2013 to 12/31/2013........  $11.01296    $12.61527       22,847
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.06606    $ 9.55618            0
   01/01/2008 to 12/31/2008........  $ 9.55618    $ 6.12841            0
   01/01/2009 to 12/31/2009........  $ 6.12841    $ 7.09329            0
   01/01/2010 to 12/31/2010........  $ 7.09329    $ 7.93634            0
   01/01/2011 to 12/31/2011........  $ 7.93634    $ 8.07845            0
   01/01/2012 to 05/04/2012........  $ 8.07845    $ 8.77542            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.07677    $10.44087       25,405
   01/01/2008 to 12/31/2008........  $10.44087    $ 7.31605       24,295
   01/01/2009 to 12/31/2009........  $ 7.31605    $ 8.86517       19,123
   01/01/2010 to 12/31/2010........  $ 8.86517    $ 9.78536       18,899
   01/01/2011 to 12/31/2011........  $ 9.78536    $ 9.50021       15,193
   01/01/2012 to 12/31/2012........  $ 9.50021    $10.50110       13,049
   01/01/2013 to 12/31/2013........  $10.50110    $12.14154       13,054

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011.......  $ 9.99857    $ 9.16239           0
   01/01/2012 to 12/31/2012........  $ 9.16239    $10.07554           0
   01/01/2013 to 12/31/2013........  $10.07554    $10.97664           0
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99857    $10.49491           0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009.......  $ 9.99905    $ 9.38550           0
   01/01/2010 to 12/31/2010........  $ 9.38550    $10.19950           0
   01/01/2011 to 12/31/2011........  $10.19950    $10.99021           0
   01/01/2012 to 12/31/2012........  $10.99021    $11.25045           0
   01/01/2013 to 12/31/2013........  $11.25045    $10.98071           0
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008.......  $10.02971    $12.17192           0
   01/01/2009 to 12/31/2009........  $12.17192    $11.23836           0
   01/01/2010 to 12/31/2010........  $11.23836    $12.28018           0
   01/01/2011 to 12/31/2011........  $12.28018    $13.70781           0
   01/01/2012 to 12/31/2012........  $13.70781    $14.24149           0
   01/01/2013 to 12/31/2013........  $14.24149    $13.55633           0
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008.......  $10.02968    $12.22915           0
   01/01/2009 to 12/31/2009........  $12.22915    $11.09305           0
   01/01/2010 to 12/31/2010........  $11.09305    $12.14049           0
   01/01/2011 to 12/31/2011........  $12.14049    $13.83749           0
   01/01/2012 to 12/31/2012........  $13.83749    $14.39557           0
   01/01/2013 to 12/31/2013........  $14.39557    $13.46404           0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009.......  $ 9.99905    $ 8.79584           0
   01/01/2010 to 12/31/2010........  $ 8.79584    $ 9.66829           0
   01/01/2011 to 12/31/2011........  $ 9.66829    $11.27658           0
   01/01/2012 to 12/31/2012........  $11.27658    $11.78243           0
   01/01/2013 to 12/31/2013........  $11.78243    $10.82497           0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010.......  $ 9.99810    $11.01704       1,271
   01/01/2011 to 12/31/2011........  $11.01704    $13.02568           0
   01/01/2012 to 12/31/2012........  $13.02568    $13.67076           0
   01/01/2013 to 12/31/2013........  $13.67076    $12.49465           0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011.......  $ 9.99857    $12.03000       1,736
   01/01/2012 to 12/31/2012........  $12.03000    $12.51381       1,802
   01/01/2013 to 12/31/2013........  $12.51381    $11.09970           0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012.......  $ 9.99810    $10.40728           0
   01/01/2013 to 12/31/2013........  $10.40728    $ 9.18480       3,751

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013.......  $ 9.99905    $ 8.75636            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.11612    $10.41590       17,083
   01/01/2008 to 12/31/2008........  $10.41590    $ 6.66000       91,132
   01/01/2009 to 12/31/2009........  $ 6.66000    $ 8.20325       93,699
   01/01/2010 to 12/31/2010........  $ 8.20325    $ 9.14042       96,693
   01/01/2011 to 12/31/2011........  $ 9.14042    $ 8.76519       88,908
   01/01/2012 to 12/31/2012........  $ 8.76519    $ 9.79612       91,982
   01/01/2013 to 12/31/2013........  $ 9.79612    $11.81100       88,113
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013.......  $ 9.99857    $11.65577            0
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.10586    $ 9.36473            0
   01/01/2008 to 12/31/2008........  $ 9.36473    $ 5.97749            0
   01/01/2009 to 12/31/2009........  $ 5.97749    $ 7.75024            0
   01/01/2010 to 12/31/2010........  $ 7.75024    $ 9.80223            0
   01/01/2011 to 12/31/2011........  $ 9.80223    $10.26859            0
   01/01/2012 to 12/31/2012........  $10.26859    $11.64026            0
   01/01/2013 to 12/31/2013........  $11.64026    $11.79821            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.12729    $ 8.83189            0
   01/01/2008 to 07/18/2008........  $ 8.83189    $ 8.08893            0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99857    $ 9.68457            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09519    $10.21195            0
   01/01/2008 to 12/31/2008........  $10.21195    $ 5.61096            0
   01/01/2009 to 12/31/2009........  $ 5.61096    $ 7.31542            0
   01/01/2010 to 12/31/2010........  $ 7.31542    $ 9.52946            0
   01/01/2011 to 12/31/2011........  $ 9.52946    $ 8.13760            0
   01/01/2012 to 12/31/2012........  $ 8.13760    $ 9.60265            0
   01/01/2013 to 12/31/2013........  $ 9.60265    $13.28881            0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.10358    $ 7.50320        1,828
   01/01/2009 to 12/31/2009........  $ 7.50320    $ 8.93948        4,027
   01/01/2010 to 12/31/2010........  $ 8.93948    $ 9.95609        3,593
   01/01/2011 to 12/31/2011........  $ 9.95609    $ 9.54295        3,273
   01/01/2012 to 12/31/2012........  $ 9.54295    $10.65713        3,337
   01/01/2013 to 12/31/2013........  $10.65713    $12.48702        7,698
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.08883    $10.42497       30,046
   01/01/2008 to 12/31/2008........  $10.42497    $ 6.71214       18,935
   01/01/2009 to 12/31/2009........  $ 6.71214    $ 8.16988       22,288
   01/01/2010 to 12/31/2010........  $ 8.16988    $ 9.18251       23,777
   01/01/2011 to 12/31/2011........  $ 9.18251    $ 8.88884       17,666
   01/01/2012 to 12/31/2012........  $ 8.88884    $ 9.66461       18,572
   01/01/2013 to 12/31/2013........  $ 9.66461    $10.90016       20,494
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008.......  $ 9.99858    $ 7.47061            0
   01/01/2009 to 11/13/2009........  $ 7.47061    $ 8.35013            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012.......  $ 9.99858    $10.74289        6,882
   01/01/2013 to 12/31/2013........  $10.74289    $13.14162       11,513
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99857    $10.81114            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008.......  $10.17526    $ 6.11149            0
   01/01/2009 to 12/31/2009........  $ 6.11149    $ 8.11443            0
   01/01/2010 to 12/31/2010........  $ 8.11443    $ 9.58552            0
   01/01/2011 to 12/31/2011........  $ 9.58552    $ 8.94588            0
   01/01/2012 to 12/31/2012........  $ 8.94588    $11.14815            0
   01/01/2013 to 12/31/2013........  $11.14815    $11.43238            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.13407    $10.40752            0
   01/01/2008 to 12/31/2008........  $10.40752    $ 6.10938            0
   01/01/2009 to 12/31/2009........  $ 6.10938    $ 8.97002            0
   01/01/2010 to 12/31/2010........  $ 8.97002    $ 9.72244            0
   01/01/2011 to 12/31/2011........  $ 9.72244    $ 9.17705            0
   01/01/2012 to 12/31/2012........  $ 9.17705    $10.80132            0
   01/01/2013 to 12/31/2013........  $10.80132    $13.77225            0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.07357    $10.20419         0
   01/01/2008 to 12/31/2008........  $10.20419    $ 5.94783         0
   01/01/2009 to 12/31/2009........  $ 5.94783    $ 6.96700         0
   01/01/2010 to 12/31/2010........  $ 6.96700    $ 7.72925         0
   01/01/2011 to 12/31/2011........  $ 7.72925    $ 7.17705         0
   01/01/2012 to 12/31/2012........  $ 7.17705    $ 8.44052         0
   01/01/2013 to 12/31/2013........  $ 8.44052    $11.07756         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.12402    $10.42375         0
   01/01/2008 to 12/31/2008........  $10.42375    $ 6.06526         0
   01/01/2009 to 12/31/2009........  $ 6.06526    $ 9.36417         0
   01/01/2010 to 12/31/2010........  $ 9.36417    $11.02742         0
   01/01/2011 to 12/31/2011........  $11.02742    $10.51506         0
   01/01/2012 to 12/31/2012........  $10.51506    $12.36059         0
   01/01/2013 to 12/31/2013........  $12.36059    $16.05827         0
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.08926    $ 7.61209         0
   01/01/2009 to 12/31/2009........  $ 7.61209    $ 9.23040         0
   01/01/2010 to 12/31/2010........  $ 9.23040    $10.12353         0
   01/01/2011 to 12/31/2011........  $10.12353    $ 9.89898         0
   01/01/2012 to 12/31/2012........  $ 9.89898    $10.71373         0
   01/01/2013 to 12/31/2013........  $10.71373    $11.56331         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008.......  $10.03346    $ 7.63697         0
   01/01/2009 to 12/31/2009........  $ 7.63697    $ 9.52050         0
   01/01/2010 to 12/31/2010........  $ 9.52050    $11.86103         0
   01/01/2011 to 12/31/2011........  $11.86103    $11.80878         0
   01/01/2012 to 12/31/2012........  $11.80878    $13.42597         0
   01/01/2013 to 12/31/2013........  $13.42597    $18.31604         0
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.07782    $ 9.81111         0
   01/01/2008 to 12/31/2008........  $ 9.81111    $ 6.04553         0
   01/01/2009 to 12/31/2009........  $ 6.04553    $ 7.02631         0
   01/01/2010 to 12/31/2010........  $ 7.02631    $ 7.76443         0
   01/01/2011 to 12/31/2011........  $ 7.76443    $ 7.59332         0
   01/01/2012 to 12/31/2012........  $ 7.59332    $ 8.46250         0
   01/01/2013 to 12/31/2013........  $ 8.46250    $11.19674         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.01087    $10.52238           0
   01/01/2008 to 12/31/2008........  $10.52238    $ 7.69976           0
   01/01/2009 to 12/31/2009........  $ 7.69976    $10.25752           0
   01/01/2010 to 12/31/2010........  $10.25752    $11.44183           0
   01/01/2011 to 12/31/2011........  $11.44183    $11.60180           0
   01/01/2012 to 12/31/2012........  $11.60180    $12.98361           0
   01/01/2013 to 12/31/2013........  $12.98361    $13.67620           0
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.24192    $11.06778           0
   01/01/2008 to 12/31/2008........  $11.06778    $ 5.41335           0
   01/01/2009 to 12/31/2009........  $ 5.41335    $ 7.19746           0
   01/01/2010 to 12/31/2010........  $ 7.19746    $ 8.09906           0
   01/01/2011 to 12/31/2011........  $ 8.09906    $ 6.93104           0
   01/01/2012 to 12/31/2012........  $ 6.93104    $ 8.19881           0
   01/01/2013 to 12/31/2013........  $ 8.19881    $ 9.59309           0
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.18869    $10.47020           0
   01/01/2008 to 12/31/2008........  $10.47020    $ 5.76196           0
   01/01/2009 to 12/31/2009........  $ 5.76196    $ 7.38984           0
   01/01/2010 to 12/31/2010........  $ 7.38984    $ 8.06758           0
   01/01/2011 to 12/31/2011........  $ 8.06758    $ 6.93377           0
   01/01/2012 to 12/31/2012........  $ 6.93377    $ 7.95060           0
   01/01/2013 to 12/31/2013........  $ 7.95060    $ 9.33474           0
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.02956    $10.78501           0
   01/01/2009 to 12/31/2009........  $10.78501    $11.79738           0
   01/01/2010 to 12/31/2010........  $11.79738    $12.84759           0
   01/01/2011 to 12/31/2011........  $12.84759    $14.19796           0
   01/01/2012 to 12/31/2012........  $14.19796    $15.26487           0
   01/01/2013 to 12/31/2013........  $15.26487    $14.52457           0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.11177    $ 7.13624           0
   01/01/2009 to 12/31/2009........  $ 7.13624    $ 8.88351           0
   01/01/2010 to 12/31/2010........  $ 8.88351    $ 9.93684           0
   01/01/2011 to 12/31/2011........  $ 9.93684    $ 9.71025           0
   01/01/2012 to 12/31/2012........  $ 9.71025    $10.83903           0
   01/01/2013 to 12/31/2013........  $10.83903    $12.38674       4,749
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.18210    $10.34099           0
   01/01/2008 to 12/31/2008........  $10.34099    $ 5.95738           0
   01/01/2009 to 12/31/2009........  $ 5.95738    $ 7.95550           0
   01/01/2010 to 12/31/2010........  $ 7.95550    $ 8.37917           0
   01/01/2011 to 12/31/2011........  $ 8.37917    $ 7.48148           0
   01/01/2012 to 12/31/2012........  $ 7.48148    $ 8.96333           0
   01/01/2013 to 12/31/2013........  $ 8.96333    $10.16218           0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.08308    $ 9.69096       20,532
   01/01/2008 to 12/31/2008........  $ 9.69096    $ 7.84635       12,468
   01/01/2009 to 12/31/2009........  $ 7.84635    $ 9.40921       14,850
   01/01/2010 to 12/31/2010........  $ 9.40921    $ 9.92397       17,973
   01/01/2011 to 12/31/2011........  $ 9.92397    $ 9.77607       14,133
   01/01/2012 to 12/31/2012........  $ 9.77607    $10.63729       16,346
   01/01/2013 to 12/31/2013........  $10.63729    $11.60740       19,268
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009.......  $10.08396    $10.28965            0
   01/01/2010 to 12/31/2010........  $10.28965    $11.25679            0
   01/01/2011 to 12/31/2011........  $11.25679    $11.13643            0
   01/01/2012 to 12/31/2012........  $11.13643    $12.60646            0
   01/01/2013 to 12/31/2013........  $12.60646    $16.91071            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009.......  $10.14534    $10.29937            0
   01/01/2010 to 12/31/2010........  $10.29937    $11.51118            0
   01/01/2011 to 12/31/2011........  $11.51118    $10.64888            0
   01/01/2012 to 12/31/2012........  $10.64888    $11.85021            0
   01/01/2013 to 12/31/2013........  $11.85021    $15.30646            0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09212    $ 9.55808            0
   01/01/2008 to 12/31/2008........  $ 9.55808    $ 5.49615            0
   01/01/2009 to 12/31/2009........  $ 5.49615    $ 6.45121            0
   01/01/2010 to 12/31/2010........  $ 6.45121    $ 7.17441            0
   01/01/2011 to 12/31/2011........  $ 7.17441    $ 6.75607            0
   01/01/2012 to 12/31/2012........  $ 6.75607    $ 7.76074            0
   01/01/2013 to 12/31/2013........  $ 7.76074    $10.66730            0
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.13308    $10.82360            0
   01/01/2008 to 12/31/2008........  $10.82360    $ 5.99300            0
   01/01/2009 to 12/31/2009........  $ 5.99300    $ 7.64255            0
   01/01/2010 to 12/31/2010........  $ 7.64255    $ 8.99454            0
   01/01/2011 to 12/31/2011........  $ 8.99454    $ 8.75913            0
   01/01/2012 to 12/31/2012........  $ 8.75913    $ 9.66408            0
   01/01/2013 to 12/31/2013........  $ 9.66408    $12.97495            0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.00703    $10.39624            0
   01/01/2008 to 12/31/2008........  $10.39624    $ 7.84144            0
   01/01/2009 to 12/31/2009........  $ 7.84144    $10.37316            0
   01/01/2010 to 12/31/2010........  $10.37316    $11.56212            0
   01/01/2011 to 12/31/2011........  $11.56212    $12.51902            0
   01/01/2012 to 12/31/2012........  $12.51902    $13.03260            0
   01/01/2013 to 12/31/2013........  $13.03260    $12.55193            0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.15647    $10.43025         0
   01/01/2008 to 12/31/2008........  $10.43025    $ 6.76638         0
   01/01/2009 to 12/31/2009........  $ 6.76638    $ 8.74510         0
   01/01/2010 to 12/31/2010........  $ 8.74510    $ 9.62990         0
   01/01/2011 to 12/31/2011........  $ 9.62990    $ 9.16780         0
   01/01/2012 to 12/31/2012........  $ 9.16780    $11.08899         0
   01/01/2013 to 12/31/2013........  $11.08899    $13.90963         0
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.10857    $10.76273         0
   01/01/2008 to 12/31/2008........  $10.76273    $ 6.73748         0
   01/01/2009 to 12/31/2009........  $ 6.73748    $ 8.23064         0
   01/01/2010 to 12/31/2010........  $ 8.23064    $ 9.12309         0
   01/01/2011 to 12/31/2011........  $ 9.12309    $ 8.91290         0
   01/01/2012 to 12/31/2012........  $ 8.91290    $10.25561         0
   01/01/2013 to 12/31/2013........  $10.25561    $13.77862         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012.......  $ 9.99858    $10.19398         0
   01/01/2013 to 12/31/2013........  $10.19398    $13.47526         0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.07756    $ 9.74767         0
   01/01/2008 to 12/31/2008........  $ 9.74767    $ 5.92752         0
   01/01/2009 to 12/31/2009........  $ 5.92752    $ 8.09063         0
   01/01/2010 to 12/31/2010........  $ 8.09063    $ 9.82849         0
   01/01/2011 to 12/31/2011........  $ 9.82849    $ 9.32610         0
   01/01/2012 to 12/31/2012........  $ 9.32610    $10.85263         0
   01/01/2013 to 12/31/2013........  $10.85263    $14.12302         0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007.......  $ 9.99989    $10.12719         0
   01/01/2008 to 12/31/2008........  $10.12719    $10.20269         0
   01/01/2009 to 12/31/2009........  $10.20269    $10.05159         0
   01/01/2010 to 12/31/2010........  $10.05159    $ 9.88073         0
   01/01/2011 to 12/31/2011........  $ 9.88073    $ 9.71314         0
   01/01/2012 to 12/31/2012........  $ 9.71314    $ 9.54647         0
   01/01/2013 to 12/31/2013........  $ 9.54647    $ 9.38215         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.10469    $10.02299         0
   01/01/2008 to 12/31/2008........  $10.02299    $ 5.68772         0
   01/01/2009 to 12/31/2009........  $ 5.68772    $ 7.86170         0
   01/01/2010 to 12/31/2010........  $ 7.86170    $ 9.53707         0
   01/01/2011 to 12/31/2011........  $ 9.53707    $ 9.14020         0
   01/01/2012 to 12/31/2012........  $ 9.14020    $10.52114         0
   01/01/2013 to 12/31/2013........  $10.52114    $14.68359         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011.......  $10.02848    $10.06943         0
   01/01/2012 to 12/31/2012........  $10.06943    $10.37800         0
   01/01/2013 to 12/31/2013........  $10.37800    $ 9.91039         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.15835    $10.49936            0
   01/01/2008 to 12/31/2008........  $10.49936    $ 5.86270            0
   01/01/2009 to 12/31/2009........  $ 5.86270    $ 7.47808            0
   01/01/2010 to 12/31/2010........  $ 7.47808    $ 9.45689            0
   01/01/2011 to 12/31/2011........  $ 9.45689    $ 9.45096            0
   01/01/2012 to 12/31/2012........  $ 9.45096    $10.43801            0
   01/01/2013 to 12/31/2013........  $10.43801    $13.60368            0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.05137    $11.23585            0
   01/01/2008 to 12/31/2008........  $11.23585    $ 6.34503            0
   01/01/2009 to 12/31/2009........  $ 6.34503    $ 7.64274            0
   01/01/2010 to 12/31/2010........  $ 7.64274    $ 9.03345            0
   01/01/2011 to 04/29/2011........  $ 9.03345    $10.13000            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012.......  $ 9.99858    $10.31861            0
   01/01/2013 to 12/31/2013........  $10.31861    $12.05901            0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008.......  $10.10132    $ 5.57214            0
   01/01/2009 to 12/31/2009........  $ 5.57214    $ 9.11856            0
   01/01/2010 to 12/31/2010........  $ 9.11856    $10.95730            0
   01/01/2011 to 12/31/2011........  $10.95730    $ 8.58584            0
   01/01/2012 to 12/31/2012........  $ 8.58584    $ 9.95064            0
   01/01/2013 to 12/31/2013........  $ 9.95064    $ 9.80115            0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007.......  $ 9.99857    $10.34150            0
   01/01/2008 to 12/31/2008........  $10.34150    $10.27690            0
   01/01/2009 to 12/31/2009........  $10.27690    $11.13316            0
   01/01/2010 to 12/31/2010........  $11.13316    $11.36795            0
   01/01/2011 to 12/31/2011........  $11.36795    $11.42359            0
   01/01/2012 to 12/31/2012........  $11.42359    $11.75355            0
   01/01/2013 to 12/31/2013........  $11.75355    $11.30001            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007.......  $ 9.98995    $10.60190            0
   01/01/2008 to 12/31/2008........  $10.60190    $10.18401            0
   01/01/2009 to 12/31/2009........  $10.18401    $11.66261            0
   01/01/2010 to 12/31/2010........  $11.66261    $12.34635            0
   01/01/2011 to 12/31/2011........  $12.34635    $12.51975            0
   01/01/2012 to 12/31/2012........  $12.51975    $13.45079            0
   01/01/2013 to 12/31/2013........  $13.45079    $12.97613            0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.05234    $10.49137        6,608
   01/01/2008 to 12/31/2008........  $10.49137    $ 8.30173       25,360
   01/01/2009 to 12/31/2009........  $ 8.30173    $ 9.79352       32,975
   01/01/2010 to 12/31/2010........  $ 9.79352    $10.64248       35,239
   01/01/2011 to 12/31/2011........  $10.64248    $10.56360       30,514
   01/01/2012 to 12/31/2012........  $10.56360    $11.45838       33,694
   01/01/2013 to 12/31/2013........  $11.45838    $12.29836       37,036

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011.......  $10.01849    $10.06935            0
   01/01/2012 to 12/31/2012........  $10.06935    $10.59927            0
   01/01/2013 to 12/31/2013........  $10.59927    $10.17583            0
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.12447    $10.56171       27,821
   01/01/2008 to 12/31/2008........  $10.56171    $ 6.15417       35,026
   01/01/2009 to 12/31/2009........  $ 6.15417    $ 7.61925       43,195
   01/01/2010 to 12/31/2010........  $ 7.61925    $ 8.91225       46,653
   01/01/2011 to 12/31/2011........  $ 8.91225    $ 8.21462       28,320
   01/01/2012 to 12/31/2012........  $ 8.21462    $ 9.11610       30,191
   01/01/2013 to 12/31/2013........  $ 9.11610    $10.48450       32,290
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.08326    $ 9.74625            0
   01/01/2008 to 12/31/2008........  $ 9.74625    $ 5.86991            0
   01/01/2009 to 12/31/2009........  $ 5.86991    $ 7.02766          579
   01/01/2010 to 12/31/2010........  $ 7.02766    $ 7.94604          368
   01/01/2011 to 12/31/2011........  $ 7.94604    $ 8.07935          310
   01/01/2012 to 12/31/2012........  $ 8.07935    $ 9.43305          302
   01/01/2013 to 12/31/2013........  $ 9.43305    $12.27692          123
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011.......  $ 9.99857    $ 8.89552            0
   01/01/2012 to 12/31/2012........  $ 8.89552    $ 9.89237            0
   01/01/2013 to 12/31/2013........  $ 9.89237    $11.89952            0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.08108    $ 7.34313            0
   01/01/2009 to 12/31/2009........  $ 7.34313    $ 8.90444            0
   01/01/2010 to 12/31/2010........  $ 8.90444    $ 9.79411          373
   01/01/2011 to 12/31/2011........  $ 9.79411    $ 9.45087          255
   01/01/2012 to 12/31/2012........  $ 9.45087    $10.24289          322
   01/01/2013 to 12/31/2013........  $10.24289    $11.31860          453
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.09925    $ 6.69444            0
   01/01/2009 to 12/31/2009........  $ 6.69444    $ 8.34570            0
   01/01/2010 to 12/31/2010........  $ 8.34570    $ 9.37837            0
   01/01/2011 to 12/31/2011........  $ 9.37837    $ 8.99696            0
   01/01/2012 to 12/31/2012........  $ 8.99696    $10.24795            0
   01/01/2013 to 12/31/2013........  $10.24795    $11.89040        4,972
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.08201    $10.41549        4,820
   01/01/2008 to 12/31/2008........  $10.41549    $ 7.14582        3,485
   01/01/2009 to 12/31/2009........  $ 7.14582    $ 8.94792        3,337
   01/01/2010 to 12/31/2010........  $ 8.94792    $ 9.83260        3,559
   01/01/2011 to 12/31/2011........  $ 9.83260    $ 9.33684        2,400
   01/01/2012 to 12/31/2012........  $ 9.33684    $10.19772        2,582
   01/01/2013 to 12/31/2013........  $10.19772    $11.46526        3,499

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09667    $ 9.86834            0
   01/01/2008 to 12/31/2008........  $ 9.86834    $ 6.30410            0
   01/01/2009 to 12/31/2009........  $ 6.30410    $ 8.29628            0
   01/01/2010 to 12/31/2010........  $ 8.29628    $11.12272            0
   01/01/2011 to 12/31/2011........  $11.12272    $10.82435            0
   01/01/2012 to 12/31/2012........  $10.82435    $11.93286            0
   01/01/2013 to 12/31/2013........  $11.93286    $15.85243            0
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09280    $ 9.45172            0
   01/01/2008 to 12/31/2008........  $ 9.45172    $ 6.52857            0
   01/01/2009 to 12/31/2009........  $ 6.52857    $ 8.14851            0
   01/01/2010 to 12/31/2010........  $ 8.14851    $10.08984            0
   01/01/2011 to 12/31/2011........  $10.08984    $ 9.32364            0
   01/01/2012 to 12/31/2012........  $ 9.32364    $10.82686            0
   01/01/2013 to 12/31/2013........  $10.82686    $14.62012            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.06981    $10.20059       51,658
   01/01/2008 to 12/31/2008........  $10.20059    $ 7.42414       49,750
   01/01/2009 to 12/31/2009........  $ 7.42414    $ 9.05751       50,927
   01/01/2010 to 12/31/2010........  $ 9.05751    $ 9.92828       45,831
   01/01/2011 to 12/31/2011........  $ 9.92828    $ 9.95118       37,025
   01/01/2012 to 12/31/2012........  $ 9.95118    $11.09951       41,000
   01/01/2013 to 12/31/2013........  $11.09951    $12.74460       55,941
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09090    $ 9.48327            0
   01/01/2008 to 12/31/2008........  $ 9.48327    $ 5.41631            0
   01/01/2009 to 12/31/2009........  $ 5.41631    $ 6.58961            0
   01/01/2010 to 12/31/2010........  $ 6.58961    $ 7.33384            0
   01/01/2011 to 12/31/2011........  $ 7.33384    $ 7.08956            0
   01/01/2012 to 12/31/2012........  $ 7.08956    $ 8.16922            0
   01/01/2013 to 12/31/2013........  $ 8.16922    $10.41194            0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.14538    $10.07516            0
   01/01/2008 to 12/31/2008........  $10.07516    $ 5.88480            0
   01/01/2009 to 12/31/2009........  $ 5.88480    $ 8.87015            0
   01/01/2010 to 12/31/2010........  $ 8.87015    $10.09562            0
   01/01/2011 to 12/31/2011........  $10.09562    $ 9.75379            0
   01/01/2012 to 12/31/2012........  $ 9.75379    $11.27102            0
   01/01/2013 to 12/31/2013........  $11.27102    $15.95366            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.18034    $11.63734            0
   01/01/2008 to 12/31/2008........  $11.63734    $ 5.71999            0
   01/01/2009 to 12/31/2009........  $ 5.71999    $ 8.39551            0
   01/01/2010 to 12/31/2010........  $ 8.39551    $ 9.93862            0
   01/01/2011 to 12/31/2011........  $ 9.93862    $ 8.31056            0
   01/01/2012 to 12/31/2012........  $ 8.31056    $ 8.46261            0
   01/01/2013 to 12/31/2013........  $ 8.46261    $ 9.59603            0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.00700    $10.60805           0
   01/01/2008 to 12/31/2008........  $10.60805    $10.17168           0
   01/01/2009 to 12/31/2009........  $10.17168    $11.20767           0
   01/01/2010 to 12/31/2010........  $11.20767    $11.64739           0
   01/01/2011 to 12/31/2011........  $11.64739    $11.91911           0
   01/01/2012 to 12/31/2012........  $11.91911    $12.32555           0
   01/01/2013 to 12/31/2013........  $12.32555    $11.65864           0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.13015    $10.35575           0
   01/01/2008 to 12/31/2008........  $10.35575    $ 5.86956           0
   01/01/2009 to 12/31/2009........  $ 5.86956    $ 7.40853           0
   01/01/2010 to 12/31/2010........  $ 7.40853    $ 8.34664           0
   01/01/2011 to 12/31/2011........  $ 8.34664    $ 7.91961           0
   01/01/2012 to 12/31/2012........  $ 7.91961    $ 8.63967           0
   01/01/2013 to 12/31/2013........  $ 8.63967    $10.23183           0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007.......  $ 9.99857    $ 9.97857           0
   01/01/2008 to 12/31/2008........  $ 9.97857    $ 9.29574           0
   01/01/2009 to 12/31/2009........  $ 9.29574    $10.19798           0
   01/01/2010 to 12/31/2010........  $10.19798    $10.80390           0
   01/01/2011 to 12/31/2011........  $10.80390    $11.25777           0
   01/01/2012 to 12/31/2012........  $11.25777    $11.93240           0
   01/01/2013 to 12/31/2013........  $11.93240    $11.55183           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008.......  $10.07809    $ 6.63964       7,458
   01/01/2009 to 12/31/2009........  $ 6.63964    $ 8.48713       7,386
   01/01/2010 to 12/31/2010........  $ 8.48713    $ 9.19519       7,395
   01/01/2011 to 12/31/2011........  $ 9.19519    $ 8.88604       7,391
   01/01/2012 to 09/21/2012........  $ 8.88604    $ 9.95002           0


*  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS B SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

           ACCUMULATION UNIT VALUES: SPOUSAL TRUEINCOME ONLY (1.90%)


                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09287    $10.42367       3,737
   01/01/2008 to 12/31/2008........  $10.42367    $ 6.97316       3,951
   01/01/2009 to 12/31/2009........  $ 6.97316    $ 8.50976       3,948
   01/01/2010 to 12/31/2010........  $ 8.50976    $ 9.35005       1,154
   01/01/2011 to 12/31/2011........  $ 9.35005    $ 8.93170       1,153
   01/01/2012 to 12/31/2012........  $ 8.93170    $ 9.86614       1,152
   01/01/2013 to 12/31/2013........  $ 9.86614    $10.64769       1,151
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.11452    $10.47449           0
   01/01/2008 to 12/31/2008........  $10.47449    $ 7.21545         415
   01/01/2009 to 12/31/2009........  $ 7.21545    $ 8.93592         413
   01/01/2010 to 12/31/2010........  $ 8.93592    $ 9.97102       1,293
   01/01/2011 to 12/31/2011........  $ 9.97102    $ 9.79613       1,291
   01/01/2012 to 12/31/2012........  $ 9.79613    $10.92494       1,289
   01/01/2013 to 12/31/2013........  $10.92494    $12.49604       1,288
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.06594    $ 9.55014           0
   01/01/2008 to 12/31/2008........  $ 9.55014    $ 6.11554           0
   01/01/2009 to 12/31/2009........  $ 6.11554    $ 7.06798           0
   01/01/2010 to 12/31/2010........  $ 7.06798    $ 7.89644           0
   01/01/2011 to 12/31/2011........  $ 7.89644    $ 8.02596           0
   01/01/2012 to 05/04/2012........  $ 8.02596    $ 8.71409           0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.07665    $10.43428           0
   01/01/2008 to 12/31/2008........  $10.43428    $ 7.30062       7,328
   01/01/2009 to 12/31/2009........  $ 7.30062    $ 8.83347       7,321
   01/01/2010 to 12/31/2010........  $ 8.83347    $ 9.73600       7,414
   01/01/2011 to 12/31/2011........  $ 9.73600    $ 9.43835       6,495
   01/01/2012 to 12/31/2012........  $ 9.43835    $10.41733       6,491
   01/01/2013 to 12/31/2013........  $10.41733    $12.02690       6,400

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011.......  $ 9.99845    $ 9.15334           0
   01/01/2012 to 12/31/2012........  $ 9.15334    $10.05068           0
   01/01/2013 to 12/31/2013........  $10.05068    $10.93358           0
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99845    $10.48433           0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009.......  $ 9.99897    $ 9.37163           0
   01/01/2010 to 12/31/2010........  $ 9.37163    $10.16941           0
   01/01/2011 to 12/31/2011........  $10.16941    $10.94172           0
   01/01/2012 to 12/31/2012........  $10.94172    $11.18419           0
   01/01/2013 to 12/31/2013........  $11.18419    $10.89973           0
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008.......  $10.02967    $12.15994       6,683
   01/01/2009 to 12/31/2009........  $12.15994    $11.21089       6,680
   01/01/2010 to 12/31/2010........  $11.21089    $12.23217       6,014
   01/01/2011 to 12/31/2011........  $12.23217    $13.63408       5,393
   01/01/2012 to 12/31/2012........  $13.63408    $14.14385       5,390
   01/01/2013 to 12/31/2013........  $14.14385    $13.44361       5,388
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008.......  $10.02964    $12.21713          87
   01/01/2009 to 12/31/2009........  $12.21713    $11.06580         543
   01/01/2010 to 12/31/2010........  $11.06580    $12.09287           0
   01/01/2011 to 12/31/2011........  $12.09287    $13.76290           0
   01/01/2012 to 12/31/2012........  $13.76290    $14.29697           0
   01/01/2013 to 12/31/2013........  $14.29697    $13.35212           0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009.......  $ 9.99897    $ 8.78288           0
   01/01/2010 to 12/31/2010........  $ 8.78288    $ 9.63981       1,906
   01/01/2011 to 12/31/2011........  $ 9.63981    $11.22690           0
   01/01/2012 to 12/31/2012........  $11.22690    $11.71316           0
   01/01/2013 to 12/31/2013........  $11.71316    $10.74555           0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010.......  $ 9.99793    $11.00082           0
   01/01/2011 to 12/31/2011........  $11.00082    $12.98729       1,213
   01/01/2012 to 12/31/2012........  $12.98729    $13.61030           0
   01/01/2013 to 12/31/2013........  $13.61030    $12.42111           0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011.......  $ 9.99845    $12.01233           0
   01/01/2012 to 12/31/2012........  $12.01233    $12.47701       1,182
   01/01/2013 to 12/31/2013........  $12.47701    $11.05074           0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012.......  $ 9.99794    $10.39188            0
   01/01/2013 to 12/31/2013........  $10.39188    $ 9.15774            0
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013.......  $ 9.99897    $ 8.74350            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.11600    $10.40928       11,943
   01/01/2008 to 12/31/2008........  $10.40928    $ 6.64593       15,908
   01/01/2009 to 12/31/2009........  $ 6.64593    $ 8.17380       15,900
   01/01/2010 to 12/31/2010........  $ 8.17380    $ 9.09410       15,898
   01/01/2011 to 12/31/2011........  $ 9.09410    $ 8.70797       15,896
   01/01/2012 to 12/31/2012........  $ 8.70797    $ 9.71780       15,895
   01/01/2013 to 12/31/2013........  $ 9.71780    $11.69922       15,893
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013.......  $ 9.99845    $11.64106            0
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.10574    $ 9.35881            0
   01/01/2008 to 12/31/2008........  $ 9.35881    $ 5.96480            0
   01/01/2009 to 12/31/2009........  $ 5.96480    $ 7.72222            0
   01/01/2010 to 12/31/2010........  $ 7.72222    $ 9.75243            0
   01/01/2011 to 12/31/2011........  $ 9.75243    $10.20123            0
   01/01/2012 to 12/31/2012........  $10.20123    $11.54685            0
   01/01/2013 to 12/31/2013........  $11.54685    $11.68619            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.12717    $ 8.82630            0
   01/01/2008 to 07/18/2008........  $ 8.82630    $ 8.07731            0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99845    $ 9.67477            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09507    $10.20549            0
   01/01/2008 to 12/31/2008........  $10.20549    $ 5.59912            0
   01/01/2009 to 12/31/2009........  $ 5.59912    $ 7.28925            0
   01/01/2010 to 12/31/2010........  $ 7.28925    $ 9.48126            0
   01/01/2011 to 12/31/2011........  $ 9.48126    $ 8.08449            0
   01/01/2012 to 12/31/2012........  $ 8.08449    $ 9.52587            0
   01/01/2013 to 12/31/2013........  $ 9.52587    $13.16320            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.10354    $ 7.49579            0
   01/01/2009 to 12/31/2009........  $ 7.49579    $ 8.91747            0
   01/01/2010 to 12/31/2010........  $ 8.91747    $ 9.91699            0
   01/01/2011 to 12/31/2011........  $ 9.91699    $ 9.49150            0
   01/01/2012 to 12/31/2012........  $ 9.49150    $10.58406            0
   01/01/2013 to 12/31/2013........  $10.58406    $12.38311            0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.08871    $10.41838        3,695
   01/01/2008 to 12/31/2008........  $10.41838    $ 6.69799       14,882
   01/01/2009 to 12/31/2009........  $ 6.69799    $ 8.14061       14,032
   01/01/2010 to 12/31/2010........  $ 8.14061    $ 9.13613       12,517
   01/01/2011 to 12/31/2011........  $ 9.13613    $ 8.83081       11,868
   01/01/2012 to 12/31/2012........  $ 8.83081    $ 9.58723       11,230
   01/01/2013 to 12/31/2013........  $ 9.58723    $10.79699       10,642
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008.......  $ 9.99846    $ 7.46560            0
   01/01/2009 to 11/13/2009........  $ 7.46560    $ 8.33382            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012.......  $ 9.99846    $10.73211        1,803
   01/01/2013 to 12/31/2013........  $10.73211    $13.10914        1,803
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99845    $10.80027            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008.......  $10.17514    $ 6.10743            0
   01/01/2009 to 12/31/2009........  $ 6.10743    $ 8.09706            0
   01/01/2010 to 12/31/2010........  $ 8.09706    $ 9.55097            0
   01/01/2011 to 12/31/2011........  $ 9.55097    $ 8.90050            0
   01/01/2012 to 12/31/2012........  $ 8.90050    $11.07529            0
   01/01/2013 to 12/31/2013........  $11.07529    $11.34093            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.13394    $10.40091            0
   01/01/2008 to 12/31/2008........  $10.40091    $ 6.09639            0
   01/01/2009 to 12/31/2009........  $ 6.09639    $ 8.93789            0
   01/01/2010 to 12/31/2010........  $ 8.93789    $ 9.67330            0
   01/01/2011 to 12/31/2011........  $ 9.67330    $ 9.11725            0
   01/01/2012 to 12/31/2012........  $ 9.11725    $10.71501            0
   01/01/2013 to 12/31/2013........  $10.71501    $13.64206            0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.07345    $10.19778            0
   01/01/2008 to 12/31/2008........  $10.19778    $ 5.93530            0
   01/01/2009 to 12/31/2009........  $ 5.93530    $ 6.94204            0
   01/01/2010 to 12/31/2010........  $ 6.94204    $ 7.69028            0
   01/01/2011 to 12/31/2011........  $ 7.69028    $ 7.13042            0
   01/01/2012 to 12/31/2012........  $ 7.13042    $ 8.37319            0
   01/01/2013 to 12/31/2013........  $ 8.37319    $10.97300            0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.12390    $10.41714            0
   01/01/2008 to 12/31/2008........  $10.41714    $ 6.05243            0
   01/01/2009 to 12/31/2009........  $ 6.05243    $ 9.33050            0
   01/01/2010 to 12/31/2010........  $ 9.33050    $10.97167            0
   01/01/2011 to 12/31/2011........  $10.97167    $10.44650            0
   01/01/2012 to 12/31/2012........  $10.44650    $12.26188            0
   01/01/2013 to 12/31/2013........  $12.26188    $15.90650            0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.08922    $ 7.60462         0
   01/01/2009 to 12/31/2009........  $ 7.60462    $ 9.20764         0
   01/01/2010 to 12/31/2010........  $ 9.20764    $10.08376         0
   01/01/2011 to 12/31/2011........  $10.08376    $ 9.84556         0
   01/01/2012 to 12/31/2012........  $ 9.84556    $10.64011         0
   01/01/2013 to 12/31/2013........  $10.64011    $11.46687         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008.......  $10.03334    $ 7.63187         0
   01/01/2009 to 12/31/2009........  $ 7.63187    $ 9.50009         0
   01/01/2010 to 12/31/2010........  $ 9.50009    $11.81819         0
   01/01/2011 to 12/31/2011........  $11.81819    $11.74881         0
   01/01/2012 to 12/31/2012........  $11.74881    $13.33807         0
   01/01/2013 to 12/31/2013........  $13.33807    $18.16936         0
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.07770    $ 9.80492         0
   01/01/2008 to 12/31/2008........  $ 9.80492    $ 6.03272         0
   01/01/2009 to 12/31/2009........  $ 6.03272    $ 7.00101         0
   01/01/2010 to 12/31/2010........  $ 7.00101    $ 7.72521         0
   01/01/2011 to 12/31/2011........  $ 7.72521    $ 7.54389         0
   01/01/2012 to 12/31/2012........  $ 7.54389    $ 8.39489         0
   01/01/2013 to 12/31/2013........  $ 8.39489    $11.09096         0
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.01075    $10.51566         0
   01/01/2008 to 12/31/2008........  $10.51566    $ 7.68350         0
   01/01/2009 to 12/31/2009........  $ 7.68350    $10.22078         0
   01/01/2010 to 12/31/2010........  $10.22078    $11.38405         0
   01/01/2011 to 12/31/2011........  $11.38405    $11.52626         0
   01/01/2012 to 12/31/2012........  $11.52626    $12.88007         0
   01/01/2013 to 12/31/2013........  $12.88007    $13.54720         0
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.24180    $11.06080         0
   01/01/2008 to 12/31/2008........  $11.06080    $ 5.40188         0
   01/01/2009 to 12/31/2009........  $ 5.40188    $ 7.17172         0
   01/01/2010 to 12/31/2010........  $ 7.17172    $ 8.05818         0
   01/01/2011 to 12/31/2011........  $ 8.05818    $ 6.88591         0
   01/01/2012 to 12/31/2012........  $ 6.88591    $ 8.13350         0
   01/01/2013 to 12/31/2013........  $ 8.13350    $ 9.50261         0
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.18857    $10.46362         0
   01/01/2008 to 12/31/2008........  $10.46362    $ 5.74991         0
   01/01/2009 to 12/31/2009........  $ 5.74991    $ 7.36363         0
   01/01/2010 to 12/31/2010........  $ 7.36363    $ 8.02708         0
   01/01/2011 to 12/31/2011........  $ 8.02708    $ 6.88888         0
   01/01/2012 to 12/31/2012........  $ 6.88888    $ 7.88745         0
   01/01/2013 to 12/31/2013........  $ 7.88745    $ 9.24697         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009* to 12/31/2009.......  $ 9.98135    $10.86097           0
   01/01/2010 to 12/31/2010........  $10.86097    $11.81045           0
   01/01/2011 to 12/31/2011........  $11.81045    $13.03258           0
   01/01/2012 to 12/31/2012........  $13.03258    $13.99132           0
   01/01/2013 to 12/31/2013........  $13.99132    $13.29309           0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.11173    $ 7.12923       2,696
   01/01/2009 to 12/31/2009........  $ 7.12923    $ 8.86178       1,872
   01/01/2010 to 12/31/2010........  $ 8.86178    $ 9.89791         792
   01/01/2011 to 12/31/2011........  $ 9.89791    $ 9.65807       1,152
   01/01/2012 to 12/31/2012........  $ 9.65807    $10.76491       1,294
   01/01/2013 to 12/31/2013........  $10.76491    $12.28392           0
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.18198    $10.33440           0
   01/01/2008 to 12/31/2008........  $10.33440    $ 5.94481           0
   01/01/2009 to 12/31/2009........  $ 5.94481    $ 7.92696           0
   01/01/2010 to 12/31/2010........  $ 7.92696    $ 8.33676           0
   01/01/2011 to 12/31/2011........  $ 8.33676    $ 7.43271           0
   01/01/2012 to 12/31/2012........  $ 7.43271    $ 8.89179           0
   01/01/2013 to 12/31/2013........  $ 8.89179    $10.06615           0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.08296    $ 9.68483       1,020
   01/01/2008 to 12/31/2008........  $ 9.68483    $ 7.82983       6,414
   01/01/2009 to 12/31/2009........  $ 7.82983    $ 9.37555       4,670
   01/01/2010 to 12/31/2010........  $ 9.37555    $ 9.87388       3,257
   01/01/2011 to 12/31/2011........  $ 9.87388    $ 9.71232       3,172
   01/01/2012 to 12/31/2012........  $ 9.71232    $10.55246       3,111
   01/01/2013 to 12/31/2013........  $10.55246    $11.49778       2,333
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009.......  $10.08384    $10.28765           0
   01/01/2010 to 12/31/2010........  $10.28765    $11.23808           0
   01/01/2011 to 12/31/2011........  $11.23808    $11.10143           0
   01/01/2012 to 12/31/2012........  $11.10143    $12.54830           0
   01/01/2013 to 12/31/2013........  $12.54830    $16.80798           0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009.......  $10.14522    $10.29741           0
   01/01/2010 to 12/31/2010........  $10.29741    $11.49202           0
   01/01/2011 to 12/31/2011........  $11.49202    $10.61548           0
   01/01/2012 to 12/31/2012........  $10.61548    $11.79554           0
   01/01/2013 to 12/31/2013........  $11.79554    $15.21344           0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09200    $ 9.55199         0
   01/01/2008 to 12/31/2008........  $ 9.55199    $ 5.48443         0
   01/01/2009 to 12/31/2009........  $ 5.48443    $ 6.42806         0
   01/01/2010 to 12/31/2010........  $ 6.42806    $ 7.13815         0
   01/01/2011 to 12/31/2011........  $ 7.13815    $ 6.71202         0
   01/01/2012 to 12/31/2012........  $ 6.71202    $ 7.69878         0
   01/01/2013 to 12/31/2013........  $ 7.69878    $10.56655         0
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.13296    $10.81663         0
   01/01/2008 to 12/31/2008........  $10.81663    $ 5.98019         0
   01/01/2009 to 12/31/2009........  $ 5.98019    $ 7.61491         0
   01/01/2010 to 12/31/2010........  $ 7.61491    $ 8.94884         0
   01/01/2011 to 12/31/2011........  $ 8.94884    $ 8.70184         0
   01/01/2012 to 12/31/2012........  $ 8.70184    $ 9.58657         0
   01/01/2013 to 12/31/2013........  $ 9.58657    $12.85196         0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.00691    $10.38967         0
   01/01/2008 to 12/31/2008........  $10.38967    $ 7.82496         0
   01/01/2009 to 12/31/2009........  $ 7.82496    $10.33592         0
   01/01/2010 to 12/31/2010........  $10.33592    $11.50363         0
   01/01/2011 to 12/31/2011........  $11.50363    $12.43749         0
   01/01/2012 to 12/31/2012........  $12.43749    $12.92873         0
   01/01/2013 to 12/31/2013........  $12.92873    $12.43352         0
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.15635    $10.42364         0
   01/01/2008 to 12/31/2008........  $10.42364    $ 6.75217         0
   01/01/2009 to 12/31/2009........  $ 6.75217    $ 8.71384         0
   01/01/2010 to 12/31/2010........  $ 8.71384    $ 9.58130         0
   01/01/2011 to 12/31/2011........  $ 9.58130    $ 9.10816         0
   01/01/2012 to 12/31/2012........  $ 9.10816    $11.00055         0
   01/01/2013 to 12/31/2013........  $11.00055    $13.77831         0
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.10845    $10.75588         0
   01/01/2008 to 12/31/2008........  $10.75588    $ 6.72320         0
   01/01/2009 to 12/31/2009........  $ 6.72320    $ 8.20117         0
   01/01/2010 to 12/31/2010........  $ 8.20117    $ 9.07694         0
   01/01/2011 to 12/31/2011........  $ 9.07694    $ 8.85470         0
   01/01/2012 to 12/31/2012........  $ 8.85470    $10.17362         0
   01/01/2013 to 12/31/2013........  $10.17362    $13.64839         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012.......  $ 9.99846    $10.18845         0
   01/01/2013 to 12/31/2013........  $10.18845    $13.44811         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.07744    $ 9.74151         0
   01/01/2008 to 12/31/2008........  $ 9.74151    $ 5.91502         0
   01/01/2009 to 12/31/2009........  $ 5.91502    $ 8.06168         0
   01/01/2010 to 12/31/2010........  $ 8.06168    $ 9.77890         0
   01/01/2011 to 12/31/2011........  $ 9.77890    $ 9.26539         0
   01/01/2012 to 12/31/2012........  $ 9.26539    $10.76616         0
   01/01/2013 to 12/31/2013........  $10.76616    $13.99002         0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007.......  $ 9.99977    $10.12081         0
   01/01/2008 to 12/31/2008........  $10.12081    $10.18127         0
   01/01/2009 to 12/31/2009........  $10.18127    $10.01586         0
   01/01/2010 to 12/31/2010........  $10.01586    $ 9.83128         0
   01/01/2011 to 12/31/2011........  $ 9.83128    $ 9.65009         0
   01/01/2012 to 12/31/2012........  $ 9.65009    $ 9.47028         0
   01/01/2013 to 12/31/2013........  $ 9.47028    $ 9.29348         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.10457    $10.01664         0
   01/01/2008 to 12/31/2008........  $10.01664    $ 5.67576         0
   01/01/2009 to 12/31/2009........  $ 5.67576    $ 7.83349         0
   01/01/2010 to 12/31/2010........  $ 7.83349    $ 9.48891         0
   01/01/2011 to 12/31/2011........  $ 9.48891    $ 9.08069         0
   01/01/2012 to 12/31/2012........  $ 9.08069    $10.43717         0
   01/01/2013 to 12/31/2013........  $10.43717    $14.54496         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011.......  $10.02836    $10.06690         0
   01/01/2012 to 12/31/2012........  $10.06690    $10.36008         0
   01/01/2013 to 12/31/2013........  $10.36008    $ 9.87864         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.15823    $10.49274         0
   01/01/2008 to 12/31/2008........  $10.49274    $ 5.85029         0
   01/01/2009 to 12/31/2009........  $ 5.85029    $ 7.45133         0
   01/01/2010 to 12/31/2010........  $ 7.45133    $ 9.40919         0
   01/01/2011 to 12/31/2011........  $ 9.40919    $ 9.38941         0
   01/01/2012 to 12/31/2012........  $ 9.38941    $10.35477         0
   01/01/2013 to 12/31/2013........  $10.35477    $13.47526         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.05125    $11.22871         0
   01/01/2008 to 12/31/2008........  $11.22871    $ 6.33164         0
   01/01/2009 to 12/31/2009........  $ 6.33164    $ 7.61527         0
   01/01/2010 to 12/31/2010........  $ 7.61527    $ 8.98774         0
   01/01/2011 to 04/29/2011........  $ 8.98774    $10.07392         0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012.......  $ 9.99846    $10.30826         0
   01/01/2013 to 12/31/2013........  $10.30826    $12.02922         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008.......  $10.10120    $ 5.56840            0
   01/01/2009 to 12/31/2009........  $ 5.56840    $ 9.09915            0
   01/01/2010 to 12/31/2010........  $ 9.09915    $10.91788            0
   01/01/2011 to 12/31/2011........  $10.91788    $ 8.54230            0
   01/01/2012 to 12/31/2012........  $ 8.54230    $ 9.88554            0
   01/01/2013 to 12/31/2013........  $ 9.88554    $ 9.72259            0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007.......  $ 9.99845    $10.33501            0
   01/01/2008 to 12/31/2008........  $10.33501    $10.25537            0
   01/01/2009 to 12/31/2009........  $10.25537    $11.09340            0
   01/01/2010 to 12/31/2010........  $11.09340    $11.31076            0
   01/01/2011 to 12/31/2011........  $11.31076    $11.34944            0
   01/01/2012 to 12/31/2012........  $11.34944    $11.66006            0
   01/01/2013 to 12/31/2013........  $11.66006    $11.19355            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007.......  $ 9.98982    $10.59518            0
   01/01/2008 to 12/31/2008........  $10.59518    $10.16253            0
   01/01/2009 to 12/31/2009........  $10.16253    $11.62088            0
   01/01/2010 to 12/31/2010........  $11.62088    $12.28403            0
   01/01/2011 to 12/31/2011........  $12.28403    $12.43807            0
   01/01/2012 to 12/31/2012........  $12.43807    $13.34324            0
   01/01/2013 to 12/31/2013........  $13.34324    $12.85347            0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.05222    $10.48476            0
   01/01/2008 to 12/31/2008........  $10.48476    $ 8.28423       13,860
   01/01/2009 to 12/31/2009........  $ 8.28423    $ 9.75850        7,907
   01/01/2010 to 12/31/2010........  $ 9.75850    $10.58873        9,139
   01/01/2011 to 12/31/2011........  $10.58873    $10.49478        9,135
   01/01/2012 to 12/31/2012........  $10.49478    $11.36692        9,132
   01/01/2013 to 12/31/2013........  $11.36692    $12.18228        9,129
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011.......  $10.01837    $10.06681            0
   01/01/2012 to 12/31/2012........  $10.06681    $10.58083            0
   01/01/2013 to 12/31/2013........  $10.58083    $10.14312            0
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.12435    $10.55502            0
   01/01/2008 to 12/31/2008........  $10.55502    $ 6.14116        4,208
   01/01/2009 to 12/31/2009........  $ 6.14116    $ 7.59181        3,868
   01/01/2010 to 12/31/2010........  $ 7.59181    $ 8.86716        5,051
   01/01/2011 to 12/31/2011........  $ 8.86716    $ 8.16104        4,961
   01/01/2012 to 12/31/2012........  $ 8.16104    $ 9.04324        4,757
   01/01/2013 to 12/31/2013........  $ 9.04324    $10.38525        4,123

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.08314    $ 9.74007           0
   01/01/2008 to 12/31/2008........  $ 9.74007    $ 5.85753           0
   01/01/2009 to 12/31/2009........  $ 5.85753    $ 7.00256           0
   01/01/2010 to 12/31/2010........  $ 7.00256    $ 7.90595           0
   01/01/2011 to 12/31/2011........  $ 7.90595    $ 8.02675           0
   01/01/2012 to 12/31/2012........  $ 8.02675    $ 9.35787           0
   01/01/2013 to 12/31/2013........  $ 9.35787    $12.16108           0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011.......  $ 9.99845    $ 8.88668           0
   01/01/2012 to 12/31/2012........  $ 8.88668    $ 9.86797           0
   01/01/2013 to 12/31/2013........  $ 9.86797    $11.85265           0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.08104    $ 7.33576       2,981
   01/01/2009 to 12/31/2009........  $ 7.33576    $ 8.88239       2,977
   01/01/2010 to 12/31/2010........  $ 8.88239    $ 9.75540       2,973
   01/01/2011 to 12/31/2011........  $ 9.75540    $ 9.39965       2,969
   01/01/2012 to 12/31/2012........  $ 9.39965    $10.17229       2,966
   01/01/2013 to 12/31/2013........  $10.17229    $11.22407       2,962
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.09921    $ 6.68779           0
   01/01/2009 to 12/31/2009........  $ 6.68779    $ 8.32508           0
   01/01/2010 to 12/31/2010........  $ 8.32508    $ 9.34144           0
   01/01/2011 to 12/31/2011........  $ 9.34144    $ 8.94835           0
   01/01/2012 to 12/31/2012........  $ 8.94835    $10.17750           0
   01/01/2013 to 12/31/2013........  $10.17750    $11.79126           0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.08189    $10.40891         940
   01/01/2008 to 12/31/2008........  $10.40891    $ 7.13066         939
   01/01/2009 to 12/31/2009........  $ 7.13066    $ 8.91579         939
   01/01/2010 to 12/31/2010........  $ 8.91579    $ 9.78295           0
   01/01/2011 to 12/31/2011........  $ 9.78295    $ 9.27599           0
   01/01/2012 to 12/31/2012........  $ 9.27599    $10.11626           0
   01/01/2013 to 12/31/2013........  $10.11626    $11.35694           0
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09655    $ 9.86207           0
   01/01/2008 to 12/31/2008........  $ 9.86207    $ 6.29069           0
   01/01/2009 to 12/31/2009........  $ 6.29069    $ 8.26641           0
   01/01/2010 to 12/31/2010........  $ 8.26641    $11.06637           0
   01/01/2011 to 12/31/2011........  $11.06637    $10.75364           0
   01/01/2012 to 12/31/2012........  $10.75364    $11.83747           0
   01/01/2013 to 12/31/2013........  $11.83747    $15.70254           0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09268    $ 9.44573            0
   01/01/2008 to 12/31/2008........  $ 9.44573    $ 6.51489            0
   01/01/2009 to 12/31/2009........  $ 6.51489    $ 8.11952            0
   01/01/2010 to 12/31/2010........  $ 8.11952    $10.03914            0
   01/01/2011 to 12/31/2011........  $10.03914    $ 9.26316            0
   01/01/2012 to 12/31/2012........  $ 9.26316    $10.74073            0
   01/01/2013 to 12/31/2013........  $10.74073    $14.48246            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.06969    $10.19404            0
   01/01/2008 to 12/31/2008........  $10.19404    $ 7.40835       11,419
   01/01/2009 to 12/31/2009........  $ 7.40835    $ 9.02504       10,808
   01/01/2010 to 12/31/2010........  $ 9.02504    $ 9.87813       10,454
   01/01/2011 to 12/31/2011........  $ 9.87813    $ 9.88621        9,958
   01/01/2012 to 12/31/2012........  $ 9.88621    $11.01074        9,526
   01/01/2013 to 12/31/2013........  $11.01074    $12.62408        8,449
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09078    $ 9.47724            0
   01/01/2008 to 12/31/2008........  $ 9.47724    $ 5.40479            0
   01/01/2009 to 12/31/2009........  $ 5.40479    $ 6.56594            0
   01/01/2010 to 12/31/2010........  $ 6.56594    $ 7.29663            0
   01/01/2011 to 12/31/2011........  $ 7.29663    $ 7.04313            0
   01/01/2012 to 12/31/2012........  $ 7.04313    $ 8.10361            0
   01/01/2013 to 12/31/2013........  $ 8.10361    $10.31294            0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.14526    $10.06870            0
   01/01/2008 to 12/31/2008........  $10.06870    $ 5.87234            0
   01/01/2009 to 12/31/2009........  $ 5.87234    $ 8.83842            0
   01/01/2010 to 12/31/2010........  $ 8.83842    $10.04478            0
   01/01/2011 to 12/31/2011........  $10.04478    $ 9.69047            0
   01/01/2012 to 12/31/2012........  $ 9.69047    $11.18137            0
   01/01/2013 to 12/31/2013........  $11.18137    $15.80336            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.18022    $11.63001            0
   01/01/2008 to 12/31/2008........  $11.63001    $ 5.70792            0
   01/01/2009 to 12/31/2009........  $ 5.70792    $ 8.36558            0
   01/01/2010 to 12/31/2010........  $ 8.36558    $ 9.88866            0
   01/01/2011 to 12/31/2011........  $ 9.88866    $ 8.25662            0
   01/01/2012 to 12/31/2012........  $ 8.25662    $ 8.39532            0
   01/01/2013 to 12/31/2013........  $ 8.39532    $ 9.50576            0
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.00688    $10.60133            0
   01/01/2008 to 12/31/2008........  $10.60133    $10.15023            0
   01/01/2009 to 12/31/2009........  $10.15023    $11.16740            0
   01/01/2010 to 12/31/2010........  $11.16740    $11.58840            0
   01/01/2011 to 12/31/2011........  $11.58840    $11.84135            0
   01/01/2012 to 12/31/2012........  $11.84135    $12.22719            0
   01/01/2013 to 12/31/2013........  $12.22719    $11.54856            0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.13003    $10.34925           0
   01/01/2008 to 12/31/2008........  $10.34925    $ 5.85729           0
   01/01/2009 to 12/31/2009........  $ 5.85729    $ 7.38209           0
   01/01/2010 to 12/31/2010........  $ 7.38209    $ 8.30457           0
   01/01/2011 to 12/31/2011........  $ 8.30457    $ 7.86811           0
   01/01/2012 to 12/31/2012........  $ 7.86811    $ 8.57088           0
   01/01/2013 to 12/31/2013........  $ 8.57088    $10.13537           0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007.......  $ 9.99845    $ 9.97679           0
   01/01/2008 to 12/31/2008........  $ 9.97679    $ 9.28051           0
   01/01/2009 to 12/31/2009........  $ 9.28051    $10.16632           0
   01/01/2010 to 12/31/2010........  $10.16632    $10.75449           0
   01/01/2011 to 12/31/2011........  $10.75449    $11.18976           0
   01/01/2012 to 12/31/2012........  $11.18976    $11.84280           0
   01/01/2013 to 12/31/2013........  $11.84280    $11.44813           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008.......  $10.07805    $ 6.63304       1,274
   01/01/2009 to 12/31/2009........  $ 6.63304    $ 8.46619       1,271
   01/01/2010 to 12/31/2010........  $ 8.46619    $ 9.15895       3,373
   01/01/2011 to 12/31/2011........  $ 9.15895    $ 8.83797       1,944
   01/01/2012 to 09/21/2012........  $ 8.83797    $ 9.88555           0


*  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS B SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

          ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV 80 BPS (1.95%)


                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009........  $10.02472    $12.22918         0
   01/01/2010 to 12/31/2010........  $12.22918    $13.43010         0
   01/01/2011 to 12/31/2011........  $13.43010    $12.82288         0
   01/01/2012 to 12/31/2012........  $12.82288    $14.15740         0
   01/01/2013 to 12/31/2013........  $14.15740    $15.27131         0
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009........  $10.03706    $12.42638         0
   01/01/2010 to 12/31/2010........  $12.42638    $13.85894         0
   01/01/2011 to 12/31/2011........  $13.85894    $13.60912         0
   01/01/2012 to 12/31/2012........  $13.60912    $15.16999         0
   01/01/2013 to 12/31/2013........  $15.16999    $17.34301         0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009........  $10.07572    $12.47445         0
   01/01/2010 to 12/31/2010........  $12.47445    $13.92976         0
   01/01/2011 to 12/31/2011........  $13.92976    $14.15123         0
   01/01/2012 to 05/04/2012........  $14.15123    $15.36183         0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009........  $10.02354    $12.05379         0
   01/01/2010 to 12/31/2010........  $12.05379    $13.27886         0
   01/01/2011 to 12/31/2011........  $13.27886    $12.86650         0
   01/01/2012 to 12/31/2012........  $12.86650    $14.19412         0
   01/01/2013 to 12/31/2013........  $14.19412    $16.37927         0
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011.......  $ 9.99841    $ 9.15030         0
   01/01/2012 to 12/31/2012........  $ 9.15030    $10.04238         0
   01/01/2013 to 12/31/2013........  $10.04238    $10.91905         0
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99841    $10.48080         0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009........  $10.03884    $12.32294         0
   01/01/2010 to 12/31/2010........  $12.32294    $13.70357         0
   01/01/2011 to 12/31/2011........  $13.70357    $13.11533         0
   01/01/2012 to 12/31/2012........  $13.11533    $14.62908         0
   01/01/2013 to 12/31/2013........  $14.62908    $17.60326         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013.......  $ 9.99841    $11.63615         0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 9.61485    $14.52654         0
   01/01/2010 to 12/31/2010........  $14.52654    $18.33655         0
   01/01/2011 to 12/31/2011........  $18.33655    $19.17116         0
   01/01/2012 to 12/31/2012........  $19.17116    $21.68936         0
   01/01/2013 to 12/31/2013........  $21.68936    $21.94049         0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99841    $ 9.67153         0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 9.98067    $12.99714         0
   01/01/2010 to 12/31/2010........  $12.99714    $16.89744         0
   01/01/2011 to 12/31/2011........  $16.89744    $14.40095         0
   01/01/2012 to 12/31/2012........  $14.40095    $16.96006         0
   01/01/2013 to 12/31/2013........  $16.96006    $23.42441         0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009........  $10.02694    $11.98341         0
   01/01/2010 to 12/31/2010........  $11.98341    $13.31993         0
   01/01/2011 to 12/31/2011........  $13.31993    $12.74213         0
   01/01/2012 to 12/31/2012........  $12.74213    $14.20184         0
   01/01/2013 to 12/31/2013........  $14.20184    $16.60786         0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2009 to 12/31/2009........  $10.01321    $12.30971         0
   01/01/2010 to 12/31/2010........  $12.30971    $13.80826         0
   01/01/2011 to 12/31/2011........  $13.80826    $13.34040         0
   01/01/2012 to 12/31/2012........  $13.34040    $14.47608         0
   01/01/2013 to 12/31/2013........  $14.47608    $16.29469         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012.......  $ 9.99841    $10.72856         0
   01/01/2013 to 12/31/2013........  $10.72856    $13.09829         0
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99841    $10.79665         0
AST GLOBAL REAL ESTATE PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 9.85947    $13.94990         0
   01/01/2010 to 12/31/2010........  $13.94990    $16.44660         0
   01/01/2011 to 12/31/2011........  $16.44660    $15.31911         0
   01/01/2012 to 12/31/2012........  $15.31911    $19.05273         0
   01/01/2013 to 12/31/2013........  $19.05273    $19.50027         0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009........  $10.04666    $12.85291         0
   01/01/2010 to 12/31/2010........  $12.85291    $13.90361         0
   01/01/2011 to 12/31/2011........  $13.90361    $13.09807         0
   01/01/2012 to 12/31/2012........  $13.09807    $15.38599         0
   01/01/2013 to 12/31/2013........  $15.38599    $19.57944         0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009........  $10.12468    $12.21726         0
   01/01/2010 to 12/31/2010........  $12.21726    $13.52743         0
   01/01/2011 to 12/31/2011........  $13.52743    $12.53636         0
   01/01/2012 to 12/31/2012........  $12.53636    $14.71426         0
   01/01/2013 to 12/31/2013........  $14.71426    $19.27350         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009........  $10.05971    $13.49884         0
   01/01/2010 to 12/31/2010........  $13.49884    $15.86538         0
   01/01/2011 to 12/31/2011........  $15.86538    $15.09868         0
   01/01/2012 to 12/31/2012........  $15.09868    $17.71375         0
   01/01/2013 to 12/31/2013........  $17.71375    $22.96763         0
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009........  $10.02472    $11.87185         0
   01/01/2010 to 12/31/2010........  $11.87185    $12.99497         0
   01/01/2011 to 12/31/2011........  $12.99497    $12.68182         0
   01/01/2012 to 12/31/2012........  $12.68182    $13.69862         0
   01/01/2013 to 12/31/2013........  $13.69862    $14.75581         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 9.95325    $12.77245         0
   01/01/2010 to 12/31/2010........  $12.77245    $15.88121         0
   01/01/2011 to 12/31/2011........  $15.88121    $15.78018         0
   01/01/2012 to 12/31/2012........  $15.78018    $17.90594         0
   01/01/2013 to 12/31/2013........  $17.90594    $24.37983         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2009 to 12/31/2009........  $10.09832    $12.77011         0
   01/01/2010 to 12/31/2010........  $12.77011    $14.08401         0
   01/01/2011 to 12/31/2011........  $14.08401    $13.74665         0
   01/01/2012 to 12/31/2012........  $13.74665    $15.28983         0
   01/01/2013 to 12/31/2013........  $15.28983    $20.19033         0
AST HIGH YIELD PORTFOLIO
   05/01/2009 to 12/31/2009........  $10.01714    $12.52947         0
   01/01/2010 to 12/31/2010........  $12.52947    $13.94859         0
   01/01/2011 to 12/31/2011........  $13.94859    $14.11594         0
   01/01/2012 to 12/31/2012........  $14.11594    $15.76615         0
   01/01/2013 to 12/31/2013........  $15.76615    $16.57455         0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009........  $10.14326    $13.28507         0
   01/01/2010 to 12/31/2010........  $13.28507    $14.91984         0
   01/01/2011 to 12/31/2011........  $14.91984    $12.74299         0
   01/01/2012 to 12/31/2012........  $12.74299    $15.04411         0
   01/01/2013 to 12/31/2013........  $15.04411    $17.56798         0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009........  $10.11776    $13.11643         0
   01/01/2010 to 12/31/2010........  $13.11643    $14.29111         0
   01/01/2011 to 12/31/2011........  $14.29111    $12.25850         0
   01/01/2012 to 12/31/2012........  $12.25850    $14.02855         0
   01/01/2013 to 12/31/2013........  $14.02855    $16.43847         0
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 9.98134    $10.85724         0
   01/01/2010 to 12/31/2010........  $10.85724    $11.80055         0
   01/01/2011 to 12/31/2011........  $11.80055    $13.01541         0
   01/01/2012 to 12/31/2012........  $13.01541    $13.96594         0
   01/01/2013 to 12/31/2013........  $13.96594    $13.26255         0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2009 to 12/31/2009........  $10.04108    $12.26085         0
   01/01/2010 to 12/31/2010........  $12.26085    $13.68768         0
   01/01/2011 to 12/31/2011........  $13.68768    $13.34931         0
   01/01/2012 to 12/31/2012........  $13.34931    $14.87177         0
   01/01/2013 to 12/31/2013........  $14.87177    $16.96196         0
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009........  $10.12742    $13.60316         0
   01/01/2010 to 12/31/2010........  $13.60316    $14.29939         0
   01/01/2011 to 12/31/2011........  $14.29939    $12.74240         0
   01/01/2012 to 12/31/2012........  $12.74240    $15.23627         0
   01/01/2013 to 12/31/2013........  $15.23627    $17.23999         0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2009 to 12/31/2009........  $10.07983    $11.67928         0
   01/01/2010 to 12/31/2010........  $11.67928    $12.29397         0
   01/01/2011 to 12/31/2011........  $12.29397    $12.08699         0
   01/01/2012 to 12/31/2012........  $12.08699    $13.12607         0
   01/01/2013 to 12/31/2013........  $13.12607    $14.29511         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009.......  $10.08380    $10.28694         0
   01/01/2010 to 12/31/2010........  $10.28694    $11.23177         0
   01/01/2011 to 12/31/2011........  $11.23177    $11.08991         0
   01/01/2012 to 12/31/2012........  $11.08991    $12.52907         0
   01/01/2013 to 12/31/2013........  $12.52907    $16.77401         0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009.......  $10.14518    $10.29676         0
   01/01/2010 to 12/31/2010........  $10.29676    $11.48565         0
   01/01/2011 to 12/31/2011........  $11.48565    $10.60446         0
   01/01/2012 to 12/31/2012........  $10.60446    $11.77757         0
   01/01/2013 to 12/31/2013........  $11.77757    $15.18282         0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009........  $10.06269    $12.74643         0
   01/01/2010 to 12/31/2010........  $12.74643    $14.14755         0
   01/01/2011 to 12/31/2011........  $14.14755    $13.29640         0
   01/01/2012 to 12/31/2012........  $13.29640    $15.24362         0
   01/01/2013 to 12/31/2013........  $15.24362    $20.91175         0
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009........  $10.00733    $12.72841         0
   01/01/2010 to 12/31/2010........  $12.72841    $14.95069         0
   01/01/2011 to 12/31/2011........  $14.95069    $14.53074         0
   01/01/2012 to 12/31/2012........  $14.53074    $16.00012         0
   01/01/2013 to 12/31/2013........  $16.00012    $21.43937         0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2009 to 12/31/2009........  $10.03391    $12.09690         0
   01/01/2010 to 12/31/2010........  $12.09690    $13.45698         0
   01/01/2011 to 12/31/2011........  $13.45698    $14.54217         0
   01/01/2012 to 12/31/2012........  $14.54217    $15.10895         0
   01/01/2013 to 12/31/2013........  $15.10895    $14.52305         0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009........  $10.07246    $13.37958         0
   01/01/2010 to 12/31/2010........  $13.37958    $14.70436         0
   01/01/2011 to 12/31/2011........  $14.70436    $13.97131         0
   01/01/2012 to 12/31/2012........  $13.97131    $16.86586         0
   01/01/2013 to 12/31/2013........  $16.86586    $21.11427         0
AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009........  $10.02825    $12.16446         0
   01/01/2010 to 12/31/2010........  $12.16446    $13.45689         0
   01/01/2011 to 12/31/2011........  $13.45689    $13.12100         0
   01/01/2012 to 12/31/2012........  $13.12100    $15.06807         0
   01/01/2013 to 12/31/2013........  $15.06807    $20.20453         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012.......  $ 9.99841    $10.18660         0
   01/01/2013 to 12/31/2013........  $10.18660    $13.43903         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 9.98590    $13.24493         0
   01/01/2010 to 12/31/2010........  $13.24493    $16.05854         0
   01/01/2011 to 12/31/2011........  $16.05854    $15.20773         0
   01/01/2012 to 12/31/2012........  $15.20773    $17.66225         0
   01/01/2013 to 12/31/2013........  $17.66225    $22.93971         0
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 9.99969    $ 9.87762         0
   01/01/2010 to 12/31/2010........  $ 9.87762    $ 9.69089         0
   01/01/2011 to 12/31/2011........  $ 9.69089    $ 9.50772         0
   01/01/2012 to 12/31/2012........  $ 9.50772    $ 9.32603         0
   01/01/2013 to 12/31/2013........  $ 9.32603    $ 9.14730         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009........  $10.13105    $13.73140         0
   01/01/2010 to 12/31/2010........  $13.73140    $16.62499         0
   01/01/2011 to 12/31/2011........  $16.62499    $15.90187         0
   01/01/2012 to 12/31/2012........  $15.90187    $18.26833         0
   01/01/2013 to 12/31/2013........  $18.26833    $25.44574         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011.......  $10.02832    $10.06604         0
   01/01/2012 to 12/31/2012........  $10.06604    $10.35399         0
   01/01/2013 to 12/31/2013........  $10.35399    $ 9.86799         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 9.97681    $12.37640         0
   01/01/2010 to 12/31/2010........  $12.37640    $15.62065         0
   01/01/2011 to 12/31/2011........  $15.62065    $15.58025         0
   01/01/2012 to 12/31/2012........  $15.58025    $17.17361         0
   01/01/2013 to 12/31/2013........  $17.17361    $22.33793         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 9.93464    $12.07919         0
   01/01/2010 to 12/31/2010........  $12.07919    $14.24914         0
   01/01/2011 to 04/29/2011........  $14.24914    $15.96856         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012.......  $ 9.99841    $10.30482         0
   01/01/2013 to 12/31/2013........  $10.30482    $12.01922         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009........  $10.05442    $14.81142         0
   01/01/2010 to 12/31/2010........  $14.81142    $17.76317         0
   01/01/2011 to 12/31/2011........  $17.76317    $13.89126         0
   01/01/2012 to 12/31/2012........  $13.89126    $16.06772         0
   01/01/2013 to 12/31/2013........  $16.06772    $15.79498         0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 9.99059    $10.49425         0
   01/01/2010 to 12/31/2010........  $10.49425    $10.69469         0
   01/01/2011 to 12/31/2011........  $10.69469    $10.72593         0
   01/01/2012 to 12/31/2012........  $10.72593    $11.01415         0
   01/01/2013 to 12/31/2013........  $11.01415    $10.56825         0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 9.98246    $11.06217         0
   01/01/2010 to 12/31/2010........  $11.06217    $11.68776         0
   01/01/2011 to 12/31/2011........  $11.68776    $11.82866         0
   01/01/2012 to 12/31/2012........  $11.82866    $12.68332         0
   01/01/2013 to 12/31/2013........  $12.68332    $12.21176         0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009........  $10.02102    $11.61925         0
   01/01/2010 to 12/31/2010........  $11.61925    $12.60143         0
   01/01/2011 to 12/31/2011........  $12.60143    $12.48357         0
   01/01/2012 to 12/31/2012........  $12.48357    $13.51438         0
   01/01/2013 to 12/31/2013........  $13.51438    $14.47658         0
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011.......  $10.01833    $10.06593         0
   01/01/2012 to 12/31/2012........  $10.06593    $10.57473         0
   01/01/2013 to 12/31/2013........  $10.57473    $10.13218         0
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 9.98520    $12.16923         0
   01/01/2010 to 12/31/2010........  $12.16923    $14.20648         0
   01/01/2011 to 12/31/2011........  $14.20648    $13.06868         0
   01/01/2012 to 12/31/2012........  $13.06868    $14.47411         0
   01/01/2013 to 12/31/2013........  $14.47411    $16.61401         0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2009 to 12/31/2009........  $10.07719    $12.81998         0
   01/01/2010 to 12/31/2010........  $12.81998    $14.46688         0
   01/01/2011 to 12/31/2011........  $14.46688    $14.68078         0
   01/01/2012 to 12/31/2012........  $14.68078    $17.10692         0
   01/01/2013 to 12/31/2013........  $17.10692    $22.22049         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011.......  $ 9.99841    $ 8.88380         0
   01/01/2012 to 12/31/2012........  $ 8.88380    $ 9.85988         0
   01/01/2013 to 12/31/2013........  $ 9.85988    $11.83707         0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009........  $10.03990    $11.95000         0
   01/01/2010 to 12/31/2010........  $11.95000    $13.11814         0
   01/01/2011 to 12/31/2011........  $13.11814    $12.63356         0
   01/01/2012 to 12/31/2012........  $12.63356    $13.66529         0
   01/01/2013 to 12/31/2013........  $13.66529    $15.07085         0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2009 to 12/31/2009........  $10.05245    $12.35585         0
   01/01/2010 to 12/31/2010........  $12.35585    $13.85749         0
   01/01/2011 to 12/31/2011........  $13.85749    $13.26776         0
   01/01/2012 to 12/31/2012........  $13.26776    $15.08275         0
   01/01/2013 to 12/31/2013........  $15.08275    $17.46559         0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009........  $10.08085    $12.39816         0
   01/01/2010 to 12/31/2010........  $12.39816    $13.59717         0
   01/01/2011 to 12/31/2011........  $13.59717    $12.88618         0
   01/01/2012 to 12/31/2012........  $12.88618    $14.04661         0
   01/01/2013 to 12/31/2013........  $14.04661    $15.76166         0
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009........  $10.00835    $13.14810         0
   01/01/2010 to 12/31/2010........  $13.14810    $17.59283         0
   01/01/2011 to 12/31/2011........  $17.59283    $17.08728         0
   01/01/2012 to 12/31/2012........  $17.08728    $18.80009         0
   01/01/2013 to 12/31/2013........  $18.80009    $24.92617         0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 9.97563    $12.95518         0
   01/01/2010 to 12/31/2010........  $12.95518    $16.01019         0
   01/01/2011 to 12/31/2011........  $16.01019    $14.76539         0
   01/01/2012 to 12/31/2012........  $14.76539    $17.11226         0
   01/01/2013 to 12/31/2013........  $17.11226    $23.06220         0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009........  $10.03838    $12.15865         0
   01/01/2010 to 12/31/2010........  $12.15865    $13.30142         0
   01/01/2011 to 12/31/2011........  $13.30142    $13.30586         0
   01/01/2012 to 12/31/2012........  $13.30586    $14.81214         0
   01/01/2013 to 12/31/2013........  $14.81214    $16.97401         0
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2009 to 12/31/2009........  $10.10014    $12.91754         0
   01/01/2010 to 12/31/2010........  $12.91754    $14.34826         0
   01/01/2011 to 12/31/2011........  $14.34826    $13.84304         0
   01/01/2012 to 12/31/2012........  $13.84304    $15.91973         0
   01/01/2013 to 12/31/2013........  $15.91973    $20.25013         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 9.98699    $13.17417         0
   01/01/2010 to 12/31/2010........  $13.17417    $14.96502         0
   01/01/2011 to 12/31/2011........  $14.96502    $14.42995         0
   01/01/2012 to 12/31/2012........  $14.42995    $16.64168         0
   01/01/2013 to 12/31/2013........  $16.64168    $23.50952         0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2009 to 12/31/2009........  $10.30108    $13.76934         0
   01/01/2010 to 12/31/2010........  $13.76934    $16.26820         0
   01/01/2011 to 12/31/2011........  $16.26820    $13.57648         0
   01/01/2012 to 12/31/2012........  $13.57648    $13.79766         0
   01/01/2013 to 12/31/2013........  $13.79766    $15.61496         0
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009........  $10.01739    $11.11668         0
   01/01/2010 to 12/31/2010........  $11.11668    $11.53006         0
   01/01/2011 to 12/31/2011........  $11.53006    $11.77589         0
   01/01/2012 to 12/31/2012........  $11.77589    $12.15361         0
   01/01/2013 to 12/31/2013........  $12.15361    $11.47338         0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009........  $10.06178    $12.77673         0
   01/01/2010 to 12/31/2010........  $12.77673    $14.36635         0
   01/01/2011 to 12/31/2011........  $14.36635    $13.60464         0
   01/01/2012 to 12/31/2012........  $13.60464    $14.81246         0
   01/01/2013 to 12/31/2013........  $14.81246    $17.50769         0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 9.98914    $10.76856         0
   01/01/2010 to 12/31/2010........  $10.76856    $11.38597         0
   01/01/2011 to 12/31/2011........  $11.38597    $11.84104         0
   01/01/2012 to 12/31/2012........  $11.84104    $12.52600         0
   01/01/2013 to 12/31/2013........  $12.52600    $12.10270         0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2009 to 12/31/2009........  $10.07064    $12.83901         0
   01/01/2010 to 12/31/2010........  $12.83901    $13.88281         0
   01/01/2011 to 12/31/2011........  $13.88281    $13.38977         0
   01/01/2012 to 09/21/2012........  $13.38977    $14.97151         0


*  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS B SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: TRUEACCUMULATION HIGHEST DAILY AND COMBINATION 5%
                     ROLL UP AND HAV DEATH BENEFIT (2.00%)


                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.09551    $ 6.96330       21,165
   01/01/2009 to 12/31/2009........  $ 6.96330    $ 8.48932       29,611
   01/01/2010 to 12/31/2010........  $ 8.48932    $ 9.31844       30,273
   01/01/2011 to 12/31/2011........  $ 9.31844    $ 8.89288       23,460
   01/01/2012 to 12/31/2012........  $ 8.89288    $ 9.81352        4,898
   01/01/2013 to 12/31/2013........  $ 9.81352    $10.58039        1,693
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.32163    $ 7.20529        2,651
   01/01/2009 to 12/31/2009........  $ 7.20529    $ 8.91466        3,289
   01/01/2010 to 12/31/2010........  $ 8.91466    $ 9.93758        3,363
   01/01/2011 to 12/31/2011........  $ 9.93758    $ 9.75359        2,669
   01/01/2012 to 12/31/2012........  $ 9.75359    $10.86695        2,848
   01/01/2013 to 12/31/2013........  $10.86695    $12.41758        2,758
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.10124    $ 6.10700            0
   01/01/2009 to 12/31/2009........  $ 6.10700    $ 7.05119            0
   01/01/2010 to 12/31/2010........  $ 7.05119    $ 7.86990            0
   01/01/2011 to 12/31/2011........  $ 7.86990    $ 7.99111            0
   01/01/2012 to 05/04/2012........  $ 7.99111    $ 8.67326            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.19781    $ 7.29038       79,410
   01/01/2009 to 12/31/2009........  $ 7.29038    $ 8.81240      113,007
   01/01/2010 to 12/31/2010........  $ 8.81240    $ 9.70328      123,978
   01/01/2011 to 12/31/2011........  $ 9.70328    $ 9.39739       86,899
   01/01/2012 to 12/31/2012........  $ 9.39739    $10.36189       85,259
   01/01/2013 to 12/31/2013........  $10.36189    $11.95116       87,378

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011.......  $ 9.99837    $ 9.14728            0
   01/01/2012 to 12/31/2012........  $ 9.14728    $10.03408            0
   01/01/2013 to 12/31/2013........  $10.03408    $10.90457            0
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99837    $10.47735            0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009.......  $ 9.99891    $ 9.36236            0
   01/01/2010 to 12/31/2010........  $ 9.36236    $10.14931            0
   01/01/2011 to 12/31/2011........  $10.14931    $10.90959            0
   01/01/2012 to 12/31/2012........  $10.90959    $11.14047            0
   01/01/2013 to 12/31/2013........  $11.14047    $10.84668            0
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008.......  $10.02964    $12.15196        5,044
   01/01/2009 to 12/31/2009........  $12.15196    $11.19256          284
   01/01/2010 to 12/31/2010........  $11.19256    $12.20028            0
   01/01/2011 to 12/31/2011........  $12.20028    $13.58541            0
   01/01/2012 to 12/31/2012........  $13.58541    $14.07951            0
   01/01/2013 to 12/31/2013........  $14.07951    $13.36921            0
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008.......  $10.02961    $12.20922            0
   01/01/2009 to 12/31/2009........  $12.20922    $11.04775       19,466
   01/01/2010 to 12/31/2010........  $11.04775    $12.06135       19,372
   01/01/2011 to 12/31/2011........  $12.06135    $13.71364       19,372
   01/01/2012 to 12/31/2012........  $13.71364    $14.23169       19,372
   01/01/2013 to 12/31/2013........  $14.23169    $13.27814       19,372
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009.......  $ 9.99891    $ 8.77422            0
   01/01/2010 to 12/31/2010........  $ 8.77422    $ 9.62088       25,179
   01/01/2011 to 12/31/2011........  $ 9.62088    $11.19386          135
   01/01/2012 to 12/31/2012........  $11.19386    $11.66716            0
   01/01/2013 to 12/31/2013........  $11.66716    $10.69283            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010.......  $ 9.99783    $10.98990        2,878
   01/01/2011 to 12/31/2011........  $10.98990    $12.96164       13,177
   01/01/2012 to 12/31/2012........  $12.96164    $13.57004       13,177
   01/01/2013 to 12/31/2013........  $13.57004    $12.37228            0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011.......  $ 9.99837    $12.00054        4,551
   01/01/2012 to 12/31/2012........  $12.00054    $12.45243        4,787
   01/01/2013 to 12/31/2013........  $12.45243    $11.01817            0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012.......  $ 9.99783    $10.38164            0
   01/01/2013 to 12/31/2013........  $10.38164    $ 9.13969       33,017
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013.......  $ 9.99891    $ 8.73495        8,531
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.98738    $ 6.63661       42,778
   01/01/2009 to 12/31/2009........  $ 6.63661    $ 8.15440        6,851
   01/01/2010 to 12/31/2010........  $ 8.15440    $ 9.06354        7,431
   01/01/2011 to 12/31/2011........  $ 9.06354    $ 8.67023       22,797
   01/01/2012 to 12/31/2012........  $ 8.67023    $ 9.66614       28,617
   01/01/2013 to 12/31/2013........  $ 9.66614    $11.62563       33,327
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013.......  $ 9.99837    $11.63127            0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.45886    $ 5.95633            0
   01/01/2009 to 12/31/2009........  $ 5.95633    $ 7.70368            0
   01/01/2010 to 12/31/2010........  $ 7.70368    $ 9.71947            0
   01/01/2011 to 12/31/2011........  $ 9.71947    $10.15692            0
   01/01/2012 to 12/31/2012........  $10.15692    $11.48537            0
   01/01/2013 to 12/31/2013........  $11.48537    $11.61264            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 07/18/2008.......  $ 8.66823    $ 8.06950            0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99837    $ 9.66831            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.15217    $ 5.59124            0
   01/01/2009 to 12/31/2009........  $ 5.59124    $ 7.27185            0
   01/01/2010 to 12/31/2010........  $ 7.27185    $ 9.44933            0
   01/01/2011 to 12/31/2011........  $ 9.44933    $ 8.04934            0
   01/01/2012 to 12/31/2012........  $ 8.04934    $ 9.47502            0
   01/01/2013 to 12/31/2013........  $ 9.47502    $13.08006            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.10352    $ 7.49086            0
   01/01/2009 to 12/31/2009........  $ 7.49086    $ 8.90284            0
   01/01/2010 to 12/31/2010........  $ 8.90284    $ 9.89103            0
   01/01/2011 to 12/31/2011........  $ 9.89103    $ 9.45734            0
   01/01/2012 to 12/31/2012........  $ 9.45734    $10.53557            0
   01/01/2013 to 12/31/2013........  $10.53557    $12.31431            0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.05081    $ 6.68856        6,445
   01/01/2009 to 12/31/2009........  $ 6.68856    $ 8.12119       12,852
   01/01/2010 to 12/31/2010........  $ 8.12119    $ 9.10528        7,395
   01/01/2011 to 12/31/2011........  $ 9.10528    $ 8.79235        6,290
   01/01/2012 to 12/31/2012........  $ 8.79235    $ 9.53605        3,514
   01/01/2013 to 12/31/2013........  $ 9.53605    $10.72878        1,879
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008.......  $ 9.99838    $ 7.46229          447
   01/01/2009 to 11/13/2009........  $ 7.46229    $ 8.32307            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012.......  $ 9.99837    $10.72497        4,655
   01/01/2013 to 12/31/2013........  $10.72497    $13.08749        4,004
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99837    $10.79306            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008.......  $10.17506    $ 6.10465            0
   01/01/2009 to 12/31/2009........  $ 6.10465    $ 8.08534            0
   01/01/2010 to 12/31/2010........  $ 8.08534    $ 9.52771            0
   01/01/2011 to 12/31/2011........  $ 9.52771    $ 8.87015            0
   01/01/2012 to 12/31/2012........  $ 8.87015    $11.02655            0
   01/01/2013 to 12/31/2013........  $11.02655    $11.28002            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.98704    $ 6.08795            0
   01/01/2009 to 12/31/2009........  $ 6.08795    $ 8.91680            0
   01/01/2010 to 12/31/2010........  $ 8.91680    $ 9.64107            0
   01/01/2011 to 12/31/2011........  $ 9.64107    $ 9.07796            0
   01/01/2012 to 12/31/2012........  $ 9.07796    $10.65840            0
   01/01/2013 to 12/31/2013........  $10.65840    $13.55661            0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.34177    $ 5.92701        2,881
   01/01/2009 to 12/31/2009........  $ 5.92701    $ 6.92560            0
   01/01/2010 to 12/31/2010........  $ 6.92560    $ 7.66452            0
   01/01/2011 to 12/31/2011........  $ 7.66452    $ 7.09949            0
   01/01/2012 to 12/31/2012........  $ 7.09949    $ 8.32876            0
   01/01/2013 to 12/31/2013........  $ 8.32876    $10.90420            0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.32662    $ 6.04394            0
   01/01/2009 to 12/31/2009........  $ 6.04394    $ 9.30832          341
   01/01/2010 to 12/31/2010........  $ 9.30832    $10.93481          357
   01/01/2011 to 12/31/2011........  $10.93481    $10.40118          357
   01/01/2012 to 12/31/2012........  $10.40118    $12.19665          357
   01/01/2013 to 12/31/2013........  $12.19665    $15.80652          357

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.08919    $ 7.59959        4,254
   01/01/2009 to 12/31/2009........  $ 7.59959    $ 9.19243        5,320
   01/01/2010 to 12/31/2010........  $ 9.19243    $10.05726        5,286
   01/01/2011 to 12/31/2011........  $10.05726    $ 9.81014        4,057
   01/01/2012 to 12/31/2012........  $ 9.81014    $10.59140        4,802
   01/01/2013 to 12/31/2013........  $10.59140    $11.40318        4,648
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008.......  $10.03326    $ 7.62849            0
   01/01/2009 to 12/31/2009........  $ 7.62849    $ 9.48655            0
   01/01/2010 to 12/31/2010........  $ 9.48655    $11.78990            0
   01/01/2011 to 12/31/2011........  $11.78990    $11.70926            0
   01/01/2012 to 12/31/2012........  $11.70926    $13.28002            0
   01/01/2013 to 12/31/2013........  $13.28002    $18.07246            0
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.34863    $ 6.02426            0
   01/01/2009 to 12/31/2009........  $ 6.02426    $ 6.98434            0
   01/01/2010 to 12/31/2010........  $ 6.98434    $ 7.69919            0
   01/01/2011 to 12/31/2011........  $ 7.69919    $ 7.51114            0
   01/01/2012 to 12/31/2012........  $ 7.51114    $ 8.35028            0
   01/01/2013 to 12/31/2013........  $ 8.35028    $11.02125            0
AST HIGH YIELD PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.60380    $ 7.67272            0
   01/01/2009 to 12/31/2009........  $ 7.67272    $10.19632            0
   01/01/2010 to 12/31/2010........  $10.19632    $11.34562            0
   01/01/2011 to 12/31/2011........  $11.34562    $11.47618            0
   01/01/2012 to 12/31/2012........  $11.47618    $12.81144            0
   01/01/2013 to 12/31/2013........  $12.81144    $13.46171            0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.49604    $ 5.39424        1,348
   01/01/2009 to 12/31/2009........  $ 5.39424    $ 7.15452            0
   01/01/2010 to 12/31/2010........  $ 7.15452    $ 8.03101            0
   01/01/2011 to 12/31/2011........  $ 8.03101    $ 6.85583            0
   01/01/2012 to 12/31/2012........  $ 6.85583    $ 8.08984            0
   01/01/2013 to 12/31/2013........  $ 8.08984    $ 9.44239            0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.87987    $ 5.74172        1,274
   01/01/2009 to 12/31/2009........  $ 5.74172    $ 7.34575            0
   01/01/2010 to 12/31/2010........  $ 7.34575    $ 7.99967            0
   01/01/2011 to 12/31/2011........  $ 7.99967    $ 6.85845            0
   01/01/2012 to 12/31/2012........  $ 6.85845    $ 7.84487            0
   01/01/2013 to 12/31/2013........  $ 7.84487    $ 9.18809            0
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.02949    $10.76729       61,513
   01/01/2009 to 12/31/2009........  $10.76729    $11.74908       15,314
   01/01/2010 to 12/31/2010........  $11.74908    $12.76362        1,040
   01/01/2011 to 12/31/2011........  $12.76362    $14.07075       43,576
   01/01/2012 to 12/31/2012........  $14.07075    $15.09093       17,057
   01/01/2013 to 12/31/2013........  $15.09093    $14.32384       13,783

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.11170    $ 7.12451           0
   01/01/2009 to 12/31/2009........  $ 7.12451    $ 8.84721           0
   01/01/2010 to 12/31/2010........  $ 8.84721    $ 9.87201           0
   01/01/2011 to 12/31/2011........  $ 9.87201    $ 9.62331           0
   01/01/2012 to 12/31/2012........  $ 9.62331    $10.71552           0
   01/01/2013 to 12/31/2013........  $10.71552    $12.21546           0
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.06285    $ 5.93648       2,858
   01/01/2009 to 12/31/2009........  $ 5.93648    $ 7.90824       2,426
   01/01/2010 to 12/31/2010........  $ 7.90824    $ 8.30893       2,731
   01/01/2011 to 12/31/2011........  $ 8.30893    $ 7.40062       2,731
   01/01/2012 to 12/31/2012........  $ 7.40062    $ 8.84469       2,731
   01/01/2013 to 12/31/2013........  $ 8.84469    $10.00301       2,731
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.21811    $ 7.81882       2,069
   01/01/2009 to 12/31/2009........  $ 7.81882    $ 9.35320       3,349
   01/01/2010 to 12/31/2010........  $ 9.35320    $ 9.84066       3,622
   01/01/2011 to 12/31/2011........  $ 9.84066    $ 9.67022       2,090
   01/01/2012 to 12/31/2012........  $ 9.67022    $10.49628       2,839
   01/01/2013 to 12/31/2013........  $10.49628    $11.42545       3,166
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009.......  $10.08376    $10.28629           0
   01/01/2010 to 12/31/2010........  $10.28629    $11.22561           0
   01/01/2011 to 12/31/2011........  $11.22561    $11.07842           0
   01/01/2012 to 12/31/2012........  $11.07842    $12.50999           0
   01/01/2013 to 12/31/2013........  $12.50999    $16.74023           0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009.......  $10.14514    $10.29611           0
   01/01/2010 to 12/31/2010........  $10.29611    $11.47933           0
   01/01/2011 to 12/31/2011........  $11.47933    $10.59336           0
   01/01/2012 to 12/31/2012........  $10.59336    $11.75942           0
   01/01/2013 to 12/31/2013........  $11.75942    $15.15203           0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.15168    $ 5.47685           0
   01/01/2009 to 12/31/2009........  $ 5.47685    $ 6.41273           0
   01/01/2010 to 12/31/2010........  $ 6.41273    $ 7.11421           0
   01/01/2011 to 12/31/2011........  $ 7.11421    $ 6.68293           0
   01/01/2012 to 12/31/2012........  $ 6.68293    $ 7.65784           0
   01/01/2013 to 12/31/2013........  $ 7.65784    $10.50016           0
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.98124    $ 5.97186           0
   01/01/2009 to 12/31/2009........  $ 5.97186    $ 7.59687       2,099
   01/01/2010 to 12/31/2010........  $ 7.59687    $ 8.91884       2,262
   01/01/2011 to 12/31/2011........  $ 8.91884    $ 8.66411       2,262
   01/01/2012 to 12/31/2012........  $ 8.66411    $ 9.53565       2,262
   01/01/2013 to 12/31/2013........  $ 9.53565    $12.77095       2,262
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.37930    $ 7.81406           0
   01/01/2009 to 12/31/2009........  $ 7.81406    $10.31155           0
   01/01/2010 to 12/31/2010........  $10.31155    $11.46522           0
   01/01/2011 to 12/31/2011........  $11.46522    $12.38372           0
   01/01/2012 to 12/31/2012........  $12.38372    $12.86007           0
   01/01/2013 to 12/31/2013........  $12.86007    $12.35540           0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.17077    $ 6.74262           0
   01/01/2009 to 12/31/2009........  $ 6.74262    $ 8.69300           0
   01/01/2010 to 12/31/2010........  $ 8.69300    $ 9.54906           0
   01/01/2011 to 12/31/2011........  $ 9.54906    $ 9.06853           0
   01/01/2012 to 12/31/2012........  $ 9.06853    $10.94202           0
   01/01/2013 to 12/31/2013........  $10.94202    $13.69158           0
AST MFS GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.37511    $ 6.71375           0
   01/01/2009 to 12/31/2009........  $ 6.71375    $ 8.18166           0
   01/01/2010 to 12/31/2010........  $ 8.18166    $ 9.04647           0
   01/01/2011 to 12/31/2011........  $ 9.04647    $ 8.81632           0
   01/01/2012 to 12/31/2012........  $ 8.81632    $10.11951           0
   01/01/2013 to 12/31/2013........  $10.11951    $13.56240           0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012.......  $ 9.99837    $10.18469           0
   01/01/2013 to 12/31/2013........  $10.18469    $13.42998           0
AST MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.74562    $ 5.90672           0
   01/01/2009 to 12/31/2009........  $ 5.90672    $ 8.04258         788
   01/01/2010 to 12/31/2010........  $ 8.04258    $ 9.74614         813
   01/01/2011 to 12/31/2011........  $ 9.74614    $ 9.22525         813
   01/01/2012 to 12/31/2012........  $ 9.22525    $10.70891         813
   01/01/2013 to 12/31/2013........  $10.70891    $13.90196         813

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.15985    $10.16688        4,229
   01/01/2009 to 12/31/2009........  $10.16688    $ 9.99180            1
   01/01/2010 to 12/31/2010........  $ 9.99180    $ 9.79807            1
   01/01/2011 to 12/31/2011........  $ 9.79807    $ 9.60811            1
   01/01/2012 to 12/31/2012........  $ 9.60811    $ 9.42024            1
   01/01/2013 to 12/31/2013........  $ 9.42024    $ 9.23527       28,225
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.65192    $ 5.66775            0
   01/01/2009 to 12/31/2009........  $ 5.66775    $ 7.81493            0
   01/01/2010 to 12/31/2010........  $ 7.81493    $ 9.45711            0
   01/01/2011 to 12/31/2011........  $ 9.45711    $ 9.04138            0
   01/01/2012 to 12/31/2012........  $ 9.04138    $10.38176            0
   01/01/2013 to 12/31/2013........  $10.38176    $14.45353            0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011.......  $10.02828    $10.06521            0
   01/01/2012 to 12/31/2012........  $10.06521    $10.34809            0
   01/01/2013 to 12/31/2013........  $10.34809    $ 9.85740            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.54437    $ 5.84206            0
   01/01/2009 to 12/31/2009........  $ 5.84206    $ 7.43344            0
   01/01/2010 to 12/31/2010........  $ 7.43344    $ 9.37744            0
   01/01/2011 to 12/31/2011........  $ 9.37744    $ 9.34868            0
   01/01/2012 to 12/31/2012........  $ 9.34868    $10.29967            0
   01/01/2013 to 12/31/2013........  $10.29967    $13.39035            0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.15161    $ 6.32280            0
   01/01/2009 to 12/31/2009........  $ 6.32280    $ 7.59732            0
   01/01/2010 to 12/31/2010........  $ 7.59732    $ 8.95779            0
   01/01/2011 to 04/29/2011........  $ 8.95779    $10.03712            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012.......  $ 9.99837    $10.30137            0
   01/01/2013 to 12/31/2013........  $10.30137    $12.00932            0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008.......  $10.10112    $ 5.56589            0
   01/01/2009 to 12/31/2009........  $ 5.56589    $ 9.08604            0
   01/01/2010 to 12/31/2010........  $ 9.08604    $10.89161            0
   01/01/2011 to 12/31/2011........  $10.89161    $ 8.51341            0
   01/01/2012 to 12/31/2012........  $ 8.51341    $ 9.84244            0
   01/01/2013 to 12/31/2013........  $ 9.84244    $ 9.67074            0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.50651    $10.24080            0
   01/01/2009 to 12/31/2009........  $10.24080    $11.06679            0
   01/01/2010 to 12/31/2010........  $11.06679    $11.27238            0
   01/01/2011 to 12/31/2011........  $11.27238    $11.29986            0
   01/01/2012 to 12/31/2012........  $11.29986    $11.59769            0
   01/01/2013 to 12/31/2013........  $11.59769    $11.12274            0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.86023    $10.14838        2,807
   01/01/2009 to 12/31/2009........  $10.14838    $11.59335       21,614
   01/01/2010 to 12/31/2010........  $11.59335    $12.24288       20,728
   01/01/2011 to 12/31/2011........  $12.24288    $12.38430       20,728
   01/01/2012 to 12/31/2012........  $12.38430    $13.27246       20,728
   01/01/2013 to 12/31/2013........  $13.27246    $12.77270            0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.41138    $ 8.27260       43,668
   01/01/2009 to 12/31/2009........  $ 8.27260    $ 9.73531       43,451
   01/01/2010 to 12/31/2010........  $ 9.73531    $10.55321       21,482
   01/01/2011 to 12/31/2011........  $10.55321    $10.44937       28,626
   01/01/2012 to 12/31/2012........  $10.44937    $11.30668       26,053
   01/01/2013 to 12/31/2013........  $11.30668    $12.10579       15,398
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011.......  $10.01829    $10.06512            0
   01/01/2012 to 12/31/2012........  $10.06512    $10.56877            0
   01/01/2013 to 12/31/2013........  $10.56877    $10.12158            0
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.19689    $ 6.13261        8,118
   01/01/2009 to 12/31/2009........  $ 6.13261    $ 7.57385       33,561
   01/01/2010 to 12/31/2010........  $ 7.57385    $ 8.83745       41,788
   01/01/2011 to 12/31/2011........  $ 8.83745    $ 8.12580       19,244
   01/01/2012 to 12/31/2012........  $ 8.12580    $ 8.99525       23,944
   01/01/2013 to 12/31/2013........  $ 8.99525    $10.32007       18,778
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.29071    $ 5.84939            0
   01/01/2009 to 12/31/2009........  $ 5.84939    $ 6.98586            0
   01/01/2010 to 12/31/2010........  $ 6.98586    $ 7.87945            0
   01/01/2011 to 12/31/2011........  $ 7.87945    $ 7.99204            0
   01/01/2012 to 12/31/2012........  $ 7.99204    $ 9.30824            0
   01/01/2013 to 12/31/2013........  $ 9.30824    $12.08471            0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011.......  $ 9.99837    $ 8.88085            0
   01/01/2012 to 12/31/2012........  $ 8.88085    $ 9.85166            0
   01/01/2013 to 12/31/2013........  $ 9.85166    $11.82148            0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.08101    $ 7.33097       28,762
   01/01/2009 to 12/31/2009........  $ 7.33097    $ 8.86793       29,625
   01/01/2010 to 12/31/2010........  $ 8.86793    $ 9.72995       29,810
   01/01/2011 to 12/31/2011........  $ 9.72995    $ 9.36585       29,036
   01/01/2012 to 12/31/2012........  $ 9.36585    $10.12571       27,448
   01/01/2013 to 12/31/2013........  $10.12571    $11.16163       27,449

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.09919    $ 6.68338            0
   01/01/2009 to 12/31/2009........  $ 6.68338    $ 8.31141            0
   01/01/2010 to 12/31/2010........  $ 8.31141    $ 9.31690            0
   01/01/2011 to 12/31/2011........  $ 9.31690    $ 8.91610            0
   01/01/2012 to 12/31/2012........  $ 8.91610    $10.13078            0
   01/01/2013 to 12/31/2013........  $10.13078    $11.72558            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.14713    $ 7.12072        5,321
   01/01/2009 to 12/31/2009........  $ 7.12072    $ 8.89454        7,095
   01/01/2010 to 12/31/2010........  $ 8.89454    $ 9.75005        7,148
   01/01/2011 to 12/31/2011........  $ 9.75005    $ 9.23576        5,301
   01/01/2012 to 12/31/2012........  $ 9.23576    $10.06253        6,173
   01/01/2013 to 12/31/2013........  $10.06253    $11.28552        5,932
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.46336    $ 6.28194            0
   01/01/2009 to 12/31/2009........  $ 6.28194    $ 8.24680            0
   01/01/2010 to 12/31/2010........  $ 8.24680    $11.02938            0
   01/01/2011 to 12/31/2011........  $11.02938    $10.70717            0
   01/01/2012 to 12/31/2012........  $10.70717    $11.77465            0
   01/01/2013 to 12/31/2013........  $11.77465    $15.60372            0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.34639    $ 6.50560        1,503
   01/01/2009 to 12/31/2009........  $ 6.50560    $ 8.09990            0
   01/01/2010 to 12/31/2010........  $ 8.09990    $10.00506            0
   01/01/2011 to 12/31/2011........  $10.00506    $ 9.22265            0
   01/01/2012 to 12/31/2012........  $ 9.22265    $10.68323            0
   01/01/2013 to 12/31/2013........  $10.68323    $14.39067            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.03863    $ 7.39806       27,037
   01/01/2009 to 12/31/2009........  $ 7.39806    $ 9.00350       31,614
   01/01/2010 to 12/31/2010........  $ 9.00350    $ 9.84496       28,629
   01/01/2011 to 12/31/2011........  $ 9.84496    $ 9.84336       26,239
   01/01/2012 to 12/31/2012........  $ 9.84336    $10.95219       18,559
   01/01/2013 to 12/31/2013........  $10.95219    $12.54465       13,876
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.02155    $ 5.39723            0
   01/01/2009 to 12/31/2009........  $ 5.39723    $ 6.55037        3,892
   01/01/2010 to 12/31/2010........  $ 6.55037    $ 7.27236        4,259
   01/01/2011 to 12/31/2011........  $ 7.27236    $ 7.01293        4,259
   01/01/2012 to 12/31/2012........  $ 7.01293    $ 8.06098        4,259
   01/01/2013 to 12/31/2013........  $ 8.06098    $10.24872        4,259
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.61495    $ 5.86411            0
   01/01/2009 to 12/31/2009........  $ 5.86411    $ 8.81748            0
   01/01/2010 to 12/31/2010........  $ 8.81748    $10.01116            0
   01/01/2011 to 12/31/2011........  $10.01116    $ 9.64854            0
   01/01/2012 to 12/31/2012........  $ 9.64854    $11.12194            0
   01/01/2013 to 12/31/2013........  $11.12194    $15.70416            0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2008* to 12/31/2008.......  $12.03339    $ 5.69990           0
   01/01/2009 to 12/31/2009........  $ 5.69990    $ 8.34555           0
   01/01/2010 to 12/31/2010........  $ 8.34555    $ 9.85534           0
   01/01/2011 to 12/31/2011........  $ 9.85534    $ 8.22064           0
   01/01/2012 to 12/31/2012........  $ 8.22064    $ 8.35035           0
   01/01/2013 to 12/31/2013........  $ 8.35035    $ 9.44552           0
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.99567    $10.13609           0
   01/01/2009 to 12/31/2009........  $10.13609    $11.14105           0
   01/01/2010 to 12/31/2010........  $11.14105    $11.54964           0
   01/01/2011 to 12/31/2011........  $11.54964    $11.79014           0
   01/01/2012 to 12/31/2012........  $11.79014    $12.16219           0
   01/01/2013 to 12/31/2013........  $12.16219    $11.47585           0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.74663    $ 5.84907           0
   01/01/2009 to 12/31/2009........  $ 5.84907    $ 7.36456           0
   01/01/2010 to 12/31/2010........  $ 7.36456    $ 8.27666           0
   01/01/2011 to 12/31/2011........  $ 8.27666    $ 7.83397           0
   01/01/2012 to 12/31/2012........  $ 7.83397    $ 8.52527           0
   01/01/2013 to 12/31/2013........  $ 8.52527    $10.07155           0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.22718    $ 9.27028           0
   01/01/2009 to 12/31/2009........  $ 9.27028    $10.14521           0
   01/01/2010 to 12/31/2010........  $10.14521    $10.72156           0
   01/01/2011 to 12/31/2011........  $10.72156    $11.14467           0
   01/01/2012 to 12/31/2012........  $11.14467    $11.78346           0
   01/01/2013 to 12/31/2013........  $11.78346    $11.37965           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008.......  $10.07802    $ 6.62866       4,343
   01/01/2009 to 12/31/2009........  $ 6.62866    $ 8.45227       5,708
   01/01/2010 to 12/31/2010........  $ 8.45227    $ 9.13481       5,179
   01/01/2011 to 12/31/2011........  $ 9.13481    $ 8.80608       4,303
   01/01/2012 to 09/21/2012........  $ 8.80608    $ 9.84281           0


*  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS B SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

     ACCUMULATION UNIT VALUES: TRUEINCOME OR TRUEINCOME HIGHEST DAILY AND COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT OR HIGHEST DAILY VALUE DEATH
      BENEFIT (2.25%) OR TRUEACCUMULATION HD 60 BPS AND COMBO DB (2.25%)


                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09259    $10.40836       35,752
   01/01/2008 to 12/31/2008........  $10.40836    $ 6.93900      105,752
   01/01/2009 to 12/31/2009........  $ 6.93900    $ 8.43907      103,608
   01/01/2010 to 12/31/2010........  $ 8.43907    $ 9.24057      101,061
   01/01/2011 to 12/31/2011........  $ 9.24057    $ 8.79690       97,977
   01/01/2012 to 12/31/2012........  $ 8.79690    $ 9.68389       94,375
   01/01/2013 to 12/31/2013........  $ 9.68389    $10.41517       92,720
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.11424    $10.45911        4,361
   01/01/2008 to 12/31/2008........  $10.45911    $ 7.18015        4,026
   01/01/2009 to 12/31/2009........  $ 7.18015    $ 8.86174        4,268
   01/01/2010 to 12/31/2010........  $ 8.86174    $ 9.85443        4,407
   01/01/2011 to 12/31/2011........  $ 9.85443    $ 9.64842        3,861
   01/01/2012 to 12/31/2012........  $ 9.64842    $10.72340        3,994
   01/01/2013 to 12/31/2013........  $10.72340    $12.22345        4,293
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.06566    $ 9.53605            0
   01/01/2008 to 12/31/2008........  $ 9.53605    $ 6.08557            0
   01/01/2009 to 12/31/2009........  $ 6.08557    $ 7.00925            0
   01/01/2010 to 12/31/2010........  $ 7.00925    $ 7.80396            0
   01/01/2011 to 12/31/2011........  $ 7.80396    $ 7.90470            0
   01/01/2012 to 05/04/2012........  $ 7.90470    $ 8.57225            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.07636    $10.41889            0
   01/01/2008 to 12/31/2008........  $10.41889    $ 7.26485        6,336
   01/01/2009 to 12/31/2009........  $ 7.26485    $ 8.76001        5,968
   01/01/2010 to 12/31/2010........  $ 8.76001    $ 9.62204        5,653
   01/01/2011 to 12/31/2011........  $ 9.62204    $ 9.29593        5,360
   01/01/2012 to 12/31/2012........  $ 9.29593    $10.22495            0
   01/01/2013 to 12/31/2013........  $10.22495    $11.76438            0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011.......  $ 9.99817    $ 9.13225         0
   01/01/2012 to 12/31/2012........  $ 9.13225    $ 9.99312         0
   01/01/2013 to 12/31/2013........  $ 9.99312    $10.83368         0
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99817    $10.45989         0
AST BOND PORTFOLIO 2016
   05/01/2009* to 12/31/2009.......  $ 9.93817    $ 9.60029         0
   01/01/2010 to 12/31/2010........  $ 9.60029    $10.38175         0
   01/01/2011 to 12/31/2011........  $10.38175    $11.13198         0
   01/01/2012 to 12/31/2012........  $11.13198    $11.33966         0
   01/01/2013 to 12/31/2013........  $11.33966    $11.01331         0
AST BOND PORTFOLIO 2018
   05/01/2009* to 12/31/2009.......  $ 9.92260    $ 9.66602         0
   01/01/2010 to 12/31/2010........  $ 9.66602    $10.51037         0
   01/01/2011 to 12/31/2011........  $10.51037    $11.67502         0
   01/01/2012 to 12/31/2012........  $11.67502    $12.07002         0
   01/01/2013 to 12/31/2013........  $12.07002    $11.43296         0
AST BOND PORTFOLIO 2019
   05/01/2009* to 12/31/2009.......  $ 9.90537    $ 9.56692         0
   01/01/2010 to 12/31/2010........  $ 9.56692    $10.41909         0
   01/01/2011 to 12/31/2011........  $10.41909    $11.81750         0
   01/01/2012 to 12/31/2012........  $11.81750    $12.23378         0
   01/01/2013 to 12/31/2013........  $12.23378    $11.38619         0
AST BOND PORTFOLIO 2020
   05/01/2009* to 12/31/2009.......  $ 9.88409    $ 9.24215         0
   01/01/2010 to 12/31/2010........  $ 9.24215    $10.10897         0
   01/01/2011 to 12/31/2011........  $10.10897    $11.73297         0
   01/01/2012 to 12/31/2012........  $11.73297    $12.19909         0
   01/01/2013 to 12/31/2013........  $12.19909    $11.15288         0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010.......  $ 9.99756    $10.96313         0
   01/01/2011 to 12/31/2011........  $10.96313    $12.89858         0
   01/01/2012 to 12/31/2012........  $12.89858    $13.47101         0
   01/01/2013 to 12/31/2013........  $13.47101    $12.25190         0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011.......  $ 9.99817    $11.97123         0
   01/01/2012 to 12/31/2012........  $11.97123    $12.39162         0
   01/01/2013 to 12/31/2013........  $12.39162    $10.93752         0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012.......  $ 9.99756    $10.35614         0
   01/01/2013 to 12/31/2013........  $10.35614    $ 9.09485         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013.......  $ 9.99878    $ 8.71352            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.11572    $10.39394        2,313
   01/01/2008 to 12/31/2008........  $10.39394    $ 6.61333       31,383
   01/01/2009 to 12/31/2009........  $ 6.61333    $ 8.10575       29,699
   01/01/2010 to 12/31/2010........  $ 8.10575    $ 8.98747       30,032
   01/01/2011 to 12/31/2011........  $ 8.98747    $ 8.57641       26,340
   01/01/2012 to 12/31/2012........  $ 8.57641    $ 9.53801       25,322
   01/01/2013 to 12/31/2013........  $ 9.53801    $11.44349       26,277
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013.......  $ 9.99817    $11.60694            0
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.10546    $ 9.34498            0
   01/01/2008 to 12/31/2008........  $ 9.34498    $ 5.93547            0
   01/01/2009 to 12/31/2009........  $ 5.93547    $ 7.65792            0
   01/01/2010 to 12/31/2010........  $ 7.65792    $ 9.63797            0
   01/01/2011 to 12/31/2011........  $ 9.63797    $10.04709            0
   01/01/2012 to 12/31/2012........  $10.04709    $11.33335            0
   01/01/2013 to 12/31/2013........  $11.33335    $11.43079            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.12689    $ 8.81330            0
   01/01/2008 to 07/18/2008........  $ 8.81330    $ 8.05024            0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99817    $ 9.65216            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09479    $10.19042            0
   01/01/2008 to 12/31/2008........  $10.19042    $ 5.57163            0
   01/01/2009 to 12/31/2009........  $ 5.57163    $ 7.22865            0
   01/01/2010 to 12/31/2010........  $ 7.22865    $ 9.37021            0
   01/01/2011 to 12/31/2011........  $ 9.37021    $ 7.96243            0
   01/01/2012 to 12/31/2012........  $ 7.96243    $ 9.34974            0
   01/01/2013 to 12/31/2013........  $ 9.34974    $12.87543            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.10345    $ 7.47848            0
   01/01/2009 to 12/31/2009........  $ 7.47848    $ 8.86641            0
   01/01/2010 to 12/31/2010........  $ 8.86641    $ 9.82645            0
   01/01/2011 to 12/31/2011........  $ 9.82645    $ 9.37271            0
   01/01/2012 to 12/31/2012........  $ 9.37271    $10.41563            0
   01/01/2013 to 12/31/2013........  $10.41563    $12.14429            0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.08842    $10.40308       36,393
   01/01/2008 to 12/31/2008........  $10.40308    $ 6.66519       48,519
   01/01/2009 to 12/31/2009........  $ 6.66519    $ 8.07303       36,333
   01/01/2010 to 12/31/2010........  $ 8.07303    $ 9.02920       35,724
   01/01/2011 to 12/31/2011........  $ 9.02920    $ 8.69762       35,387
   01/01/2012 to 12/31/2012........  $ 8.69762    $ 9.41022       34,147
   01/01/2013 to 12/31/2013........  $ 9.41022    $10.56122       34,394
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008.......  $ 9.99818    $ 7.45395            0
   01/01/2009 to 11/13/2009........  $ 7.45395    $ 8.29610            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012.......  $ 9.99817    $10.70716        6,403
   01/01/2013 to 12/31/2013........  $10.70716    $13.03378        7,593
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99817    $10.77509            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008.......  $10.17485    $ 6.09787            0
   01/01/2009 to 12/31/2009........  $ 6.09787    $ 8.05662            0
   01/01/2010 to 12/31/2010........  $ 8.05662    $ 9.47077            0
   01/01/2011 to 12/31/2011........  $ 9.47077    $ 8.79564            0
   01/01/2012 to 12/31/2012........  $ 8.79564    $10.90705            0
   01/01/2013 to 12/31/2013........  $10.90705    $11.13034            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.13366    $10.38560            0
   01/01/2008 to 12/31/2008........  $10.38560    $ 6.06661            0
   01/01/2009 to 12/31/2009........  $ 6.06661    $ 8.86369            0
   01/01/2010 to 12/31/2010........  $ 8.86369    $ 9.56020            0
   01/01/2011 to 12/31/2011........  $ 9.56020    $ 8.97984            0
   01/01/2012 to 12/31/2012........  $ 8.97984    $10.51733            0
   01/01/2013 to 12/31/2013........  $10.51733    $13.34447            0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.07317    $10.18268            0
   01/01/2008 to 12/31/2008........  $10.18268    $ 5.90611            0
   01/01/2009 to 12/31/2009........  $ 5.90611    $ 6.88429            0
   01/01/2010 to 12/31/2010........  $ 6.88429    $ 7.60027            0
   01/01/2011 to 12/31/2011........  $ 7.60027    $ 7.02277            0
   01/01/2012 to 12/31/2012........  $ 7.02277    $ 8.21850            0
   01/01/2013 to 12/31/2013........  $ 8.21850    $10.73345            0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.12362    $10.40181         0
   01/01/2008 to 12/31/2008........  $10.40181    $ 6.02276         0
   01/01/2009 to 12/31/2009........  $ 6.02276    $ 9.25287         0
   01/01/2010 to 12/31/2010........  $ 9.25287    $10.84297         0
   01/01/2011 to 12/31/2011........  $10.84297    $10.28861         0
   01/01/2012 to 12/31/2012........  $10.28861    $12.03503         0
   01/01/2013 to 12/31/2013........  $12.03503    $15.55881         0
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.08912    $ 7.58712         0
   01/01/2009 to 12/31/2009........  $ 7.58712    $ 9.15495         0
   01/01/2010 to 12/31/2010........  $ 9.15495    $ 9.99172         0
   01/01/2011 to 12/31/2011........  $ 9.99172    $ 9.72241         0
   01/01/2012 to 12/31/2012........  $ 9.72241    $10.47090         0
   01/01/2013 to 12/31/2013........  $10.47090    $11.24583         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008.......  $10.03306    $ 7.61996         0
   01/01/2009 to 12/31/2009........  $ 7.61996    $ 9.45270         0
   01/01/2010 to 12/31/2010........  $ 9.45270    $11.71899         0
   01/01/2011 to 12/31/2011........  $11.71899    $11.61038         0
   01/01/2012 to 12/31/2012........  $11.61038    $13.13563         0
   01/01/2013 to 12/31/2013........  $13.13563    $17.83218         0
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.07742    $ 9.79053         0
   01/01/2008 to 12/31/2008........  $ 9.79053    $ 6.00324         0
   01/01/2009 to 12/31/2009........  $ 6.00324    $ 6.94298         0
   01/01/2010 to 12/31/2010........  $ 6.94298    $ 7.63496         0
   01/01/2011 to 12/31/2011........  $ 7.63496    $ 7.43019         0
   01/01/2012 to 12/31/2012........  $ 7.43019    $ 8.23998         0
   01/01/2013 to 12/31/2013........  $ 8.23998    $10.84901         0
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.01047    $10.50020         0
   01/01/2008 to 12/31/2008........  $10.50020    $ 7.64586         0
   01/01/2009 to 12/31/2009........  $ 7.64586    $10.13591         0
   01/01/2010 to 12/31/2010........  $10.13591    $11.25074         0
   01/01/2011 to 12/31/2011........  $11.25074    $11.35230         0
   01/01/2012 to 12/31/2012........  $11.35230    $12.64204         0
   01/01/2013 to 12/31/2013........  $12.64204    $13.25122         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.24152    $11.04445            0
   01/01/2008 to 12/31/2008........  $11.04445    $ 5.37533            0
   01/01/2009 to 12/31/2009........  $ 5.37533    $ 7.11204            0
   01/01/2010 to 12/31/2010........  $ 7.11204    $ 7.96369            0
   01/01/2011 to 12/31/2011........  $ 7.96369    $ 6.78190            0
   01/01/2012 to 12/31/2012........  $ 6.78190    $ 7.98291            0
   01/01/2013 to 12/31/2013........  $ 7.98291    $ 9.29481            0
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.18829    $10.44818            0
   01/01/2008 to 12/31/2008........  $10.44818    $ 5.72167            0
   01/01/2009 to 12/31/2009........  $ 5.72167    $ 7.30212            0
   01/01/2010 to 12/31/2010........  $ 7.30212    $ 7.93270            0
   01/01/2011 to 12/31/2011........  $ 7.93270    $ 6.78440            0
   01/01/2012 to 12/31/2012........  $ 6.78440    $ 7.74111            0
   01/01/2013 to 12/31/2013........  $ 7.74111    $ 9.04438            0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.11164    $ 7.11280            0
   01/01/2009 to 12/31/2009........  $ 7.11280    $ 8.81105            0
   01/01/2010 to 12/31/2010........  $ 8.81105    $ 9.80753            0
   01/01/2011 to 12/31/2011........  $ 9.80753    $ 9.53709            0
   01/01/2012 to 12/31/2012........  $ 9.53709    $10.59352            0
   01/01/2013 to 12/31/2013........  $10.59352    $12.04688            0
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.18169    $10.31917            0
   01/01/2008 to 12/31/2008........  $10.31917    $ 5.91568            0
   01/01/2009 to 12/31/2009........  $ 5.91568    $ 7.86117            0
   01/01/2010 to 12/31/2010........  $ 7.86117    $ 8.23915            0
   01/01/2011 to 12/31/2011........  $ 8.23915    $ 7.32044            0
   01/01/2012 to 12/31/2012........  $ 7.32044    $ 8.72738            0
   01/01/2013 to 12/31/2013........  $ 8.72738    $ 9.84617            0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.08268    $ 9.67051        1,198
   01/01/2008 to 12/31/2008........  $ 9.67051    $ 7.79152       15,325
   01/01/2009 to 12/31/2009........  $ 7.79152    $ 9.29772       29,382
   01/01/2010 to 12/31/2010........  $ 9.29772    $ 9.75836       29,316
   01/01/2011 to 12/31/2011........  $ 9.75836    $ 9.56595       22,336
   01/01/2012 to 12/31/2012........  $ 9.56595    $10.35760       25,063
   01/01/2013 to 12/31/2013........  $10.35760    $11.24695       30,640
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009.......  $10.08356    $10.28296            0
   01/01/2010 to 12/31/2010........  $10.28296    $11.19445            0
   01/01/2011 to 12/31/2011........  $11.19445    $11.02056            0
   01/01/2012 to 12/31/2012........  $11.02056    $12.41412            0
   01/01/2013 to 12/31/2013........  $12.41412    $16.57128            0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009.......  $10.14494    $10.29276         0
   01/01/2010 to 12/31/2010........  $10.29276    $11.44743         0
   01/01/2011 to 12/31/2011........  $11.44743    $10.53811         0
   01/01/2012 to 12/31/2012........  $10.53811    $11.66936         0
   01/01/2013 to 12/31/2013........  $11.66936    $14.99914         0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09172    $ 9.53794         0
   01/01/2008 to 12/31/2008........  $ 9.53794    $ 5.45762         0
   01/01/2009 to 12/31/2009........  $ 5.45762    $ 6.37465         0
   01/01/2010 to 12/31/2010........  $ 6.37465    $ 7.05469         0
   01/01/2011 to 12/31/2011........  $ 7.05469    $ 6.61075         0
   01/01/2012 to 12/31/2012........  $ 6.61075    $ 7.55656         0
   01/01/2013 to 12/31/2013........  $ 7.55656    $10.33585         0
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.13268    $10.80077         0
   01/01/2008 to 12/31/2008........  $10.80077    $ 5.95100         0
   01/01/2009 to 12/31/2009........  $ 5.95100    $ 7.55184         0
   01/01/2010 to 12/31/2010........  $ 7.55184    $ 8.84435         0
   01/01/2011 to 12/31/2011........  $ 8.84435    $ 8.57068         0
   01/01/2012 to 12/31/2012........  $ 8.57068    $ 9.40965         0
   01/01/2013 to 12/31/2013........  $ 9.40965    $12.57148         0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.00663    $10.37439         0
   01/01/2008 to 12/31/2008........  $10.37439    $ 7.78667         0
   01/01/2009 to 12/31/2009........  $ 7.78667    $10.25013         0
   01/01/2010 to 12/31/2010........  $10.25013    $11.36902         0
   01/01/2011 to 12/31/2011........  $11.36902    $12.24988         0
   01/01/2012 to 12/31/2012........  $12.24988    $12.68991         0
   01/01/2013 to 12/31/2013........  $12.68991    $12.16203         0
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.15607    $10.40826         0
   01/01/2008 to 12/31/2008........  $10.40826    $ 6.71901         0
   01/01/2009 to 12/31/2009........  $ 6.71901    $ 8.64125         0
   01/01/2010 to 12/31/2010........  $ 8.64125    $ 9.46896         0
   01/01/2011 to 12/31/2011........  $ 9.46896    $ 8.97047         0
   01/01/2012 to 12/31/2012........  $ 8.97047    $10.79709         0
   01/01/2013 to 12/31/2013........  $10.79709    $13.47721         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.10817    $10.74006         0
   01/01/2008 to 12/31/2008........  $10.74006    $ 6.69032         0
   01/01/2009 to 12/31/2009........  $ 6.69032    $ 8.13318         0
   01/01/2010 to 12/31/2010........  $ 8.13318    $ 8.97093         0
   01/01/2011 to 12/31/2011........  $ 8.97093    $ 8.72140         0
   01/01/2012 to 12/31/2012........  $ 8.72140    $ 9.98605         0
   01/01/2013 to 12/31/2013........  $ 9.98605    $13.35087         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012.......  $ 9.99817    $10.17546         0
   01/01/2013 to 12/31/2013........  $10.17546    $13.38494         0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.07716    $ 9.72712         0
   01/01/2008 to 12/31/2008........  $ 9.72712    $ 5.88593         0
   01/01/2009 to 12/31/2009........  $ 5.88593    $ 7.99459         0
   01/01/2010 to 12/31/2010........  $ 7.99459    $ 9.66434         0
   01/01/2011 to 12/31/2011........  $ 9.66434    $ 9.12547         0
   01/01/2012 to 12/31/2012........  $ 9.12547    $10.56706         0
   01/01/2013 to 12/31/2013........  $10.56706    $13.68424         0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007.......  $ 9.99949    $10.10594         0
   01/01/2008 to 12/31/2008........  $10.10594    $10.13142         0
   01/01/2009 to 12/31/2009........  $10.13142    $ 9.93250         0
   01/01/2010 to 12/31/2010........  $ 9.93250    $ 9.71606         0
   01/01/2011 to 12/31/2011........  $ 9.71606    $ 9.50427         0
   01/01/2012 to 12/31/2012........  $ 9.50427    $ 9.29512         0
   01/01/2013 to 12/31/2013........  $ 9.29512    $ 9.09014         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.10429    $10.00185         0
   01/01/2008 to 12/31/2008........  $10.00185    $ 5.64787         0
   01/01/2009 to 12/31/2009........  $ 5.64787    $ 7.76834         0
   01/01/2010 to 12/31/2010........  $ 7.76834    $ 9.37771         0
   01/01/2011 to 12/31/2011........  $ 9.37771    $ 8.94345         0
   01/01/2012 to 12/31/2012........  $ 8.94345    $10.24423         0
   01/01/2013 to 12/31/2013........  $10.24423    $14.22720         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011.......  $10.02808    $10.06094         0
   01/01/2012 to 12/31/2012........  $10.06094    $10.31832         0
   01/01/2013 to 12/31/2013........  $10.31832    $ 9.80501         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.15795    $10.47719         0
   01/01/2008 to 12/31/2008........  $10.47719    $ 5.82159         0
   01/01/2009 to 12/31/2009........  $ 5.82159    $ 7.38931         0
   01/01/2010 to 12/31/2010........  $ 7.38931    $ 9.29890         0
   01/01/2011 to 12/31/2011........  $ 9.29890    $ 9.24765         0
   01/01/2012 to 12/31/2012........  $ 9.24765    $10.16338         0
   01/01/2013 to 12/31/2013........  $10.16338    $13.18089         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.05097    $11.21223         0
   01/01/2008 to 12/31/2008........  $11.21223    $ 6.30059         0
   01/01/2009 to 12/31/2009........  $ 6.30059    $ 7.55208         0
   01/01/2010 to 12/31/2010........  $ 7.55208    $ 8.88250         0
   01/01/2011 to 04/29/2011........  $ 8.88250    $ 9.94479         0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012.......  $ 9.99817    $10.28427         0
   01/01/2013 to 12/31/2013........  $10.28427    $11.96007         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008.......  $10.10092    $ 5.55968         0
   01/01/2009 to 12/31/2009........  $ 5.55968    $ 9.05371         0
   01/01/2010 to 12/31/2010........  $ 9.05371    $10.82608         0
   01/01/2011 to 12/31/2011........  $10.82608    $ 8.44144         0
   01/01/2012 to 12/31/2012........  $ 8.44144    $ 9.73520         0
   01/01/2013 to 12/31/2013........  $ 9.73520    $ 9.54191         0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007.......  $ 9.99817    $10.31976         0
   01/01/2008 to 12/31/2008........  $10.31976    $10.20502         0
   01/01/2009 to 12/31/2009........  $10.20502    $11.00111         0
   01/01/2010 to 12/31/2010........  $11.00111    $11.17807         0
   01/01/2011 to 12/31/2011........  $11.17807    $11.17792         0
   01/01/2012 to 12/31/2012........  $11.17792    $11.44441         0
   01/01/2013 to 12/31/2013........  $11.44441    $10.94881         0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007.......  $ 9.98954    $10.57963         0
   01/01/2008 to 12/31/2008........  $10.57963    $10.11299         0
   01/01/2009 to 12/31/2009........  $10.11299    $11.52465         0
   01/01/2010 to 12/31/2010........  $11.52465    $12.14060         0
   01/01/2011 to 12/31/2011........  $12.14060    $12.25092         0
   01/01/2012 to 12/31/2012........  $12.25092    $13.09743         0
   01/01/2013 to 12/31/2013........  $13.09743    $12.57340         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.05193    $10.46930           0
   01/01/2008 to 12/31/2008........  $10.46930    $ 8.24363       7,614
   01/01/2009 to 12/31/2009........  $ 8.24363    $ 9.67745       7,605
   01/01/2010 to 12/31/2010........  $ 9.67745    $10.46483       7,598
   01/01/2011 to 12/31/2011........  $10.46483    $10.33653       7,591
   01/01/2012 to 12/31/2012........  $10.33653    $11.15714       6,122
   01/01/2013 to 12/31/2013........  $11.15714    $11.91643       6,119
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011.......  $10.01809    $10.06081           0
   01/01/2012 to 12/31/2012........  $10.06081    $10.53829           0
   01/01/2013 to 12/31/2013........  $10.53829    $10.06769           0
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.12407    $10.53944       3,839
   01/01/2008 to 12/31/2008........  $10.53944    $ 6.11107       7,192
   01/01/2009 to 12/31/2009........  $ 6.11107    $ 7.52883       7,929
   01/01/2010 to 12/31/2010........  $ 7.52883    $ 8.76348       4,225
   01/01/2011 to 12/31/2011........  $ 8.76348    $ 8.03805       4,222
   01/01/2012 to 12/31/2012........  $ 8.03805    $ 8.87626       4,220
   01/01/2013 to 12/31/2013........  $ 8.87626    $10.15860       4,217
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.08286    $ 9.72566           0
   01/01/2008 to 12/31/2008........  $ 9.72566    $ 5.82874           0
   01/01/2009 to 12/31/2009........  $ 5.82874    $ 6.94419           0
   01/01/2010 to 12/31/2010........  $ 6.94419    $ 7.81316           0
   01/01/2011 to 12/31/2011........  $ 7.81316    $ 7.90544           0
   01/01/2012 to 12/31/2012........  $ 7.90544    $ 9.18480           0
   01/01/2013 to 12/31/2013........  $ 9.18480    $11.89535           0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011.......  $ 9.99817    $ 8.86623           0
   01/01/2012 to 12/31/2012........  $ 8.86623    $ 9.81140           0
   01/01/2013 to 12/31/2013........  $ 9.81140    $11.74435           0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.08094    $ 7.31892           0
   01/01/2009 to 12/31/2009........  $ 7.31892    $ 8.83168           0
   01/01/2010 to 12/31/2010........  $ 8.83168    $ 9.66656           0
   01/01/2011 to 12/31/2011........  $ 9.66656    $ 9.28221           0
   01/01/2012 to 12/31/2012........  $ 9.28221    $10.01073           0
   01/01/2013 to 12/31/2013........  $10.01073    $11.00797           0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.09912    $ 6.67241            0
   01/01/2009 to 12/31/2009........  $ 6.67241    $ 8.27737            0
   01/01/2010 to 12/31/2010........  $ 8.27737    $ 9.25612            0
   01/01/2011 to 12/31/2011........  $ 9.25612    $ 8.83628            0
   01/01/2012 to 12/31/2012........  $ 8.83628    $10.01554            0
   01/01/2013 to 12/31/2013........  $10.01554    $11.56382            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.08161    $10.39352            0
   01/01/2008 to 12/31/2008........  $10.39352    $ 7.09576            0
   01/01/2009 to 12/31/2009........  $ 7.09576    $ 8.84173            0
   01/01/2010 to 12/31/2010........  $ 8.84173    $ 9.66838            0
   01/01/2011 to 12/31/2011........  $ 9.66838    $ 9.13597            0
   01/01/2012 to 12/31/2012........  $ 9.13597    $ 9.92933            0
   01/01/2013 to 12/31/2013........  $ 9.92933    $11.10888            0
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09627    $ 9.84748            0
   01/01/2008 to 12/31/2008........  $ 9.84748    $ 6.25989            0
   01/01/2009 to 12/31/2009........  $ 6.25989    $ 8.19774            0
   01/01/2010 to 12/31/2010........  $ 8.19774    $10.93692            0
   01/01/2011 to 12/31/2011........  $10.93692    $10.59155            0
   01/01/2012 to 12/31/2012........  $10.59155    $11.61894            0
   01/01/2013 to 12/31/2013........  $11.61894    $15.35977            0
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09240    $ 9.43184            0
   01/01/2008 to 12/31/2008........  $ 9.43184    $ 6.48284            0
   01/01/2009 to 12/31/2009........  $ 6.48284    $ 8.05172            0
   01/01/2010 to 12/31/2010........  $ 8.05172    $ 9.92121            0
   01/01/2011 to 12/31/2011........  $ 9.92121    $ 9.12303            0
   01/01/2012 to 12/31/2012........  $ 9.12303    $10.54186            0
   01/01/2013 to 12/31/2013........  $10.54186    $14.16562            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.06940    $10.17909       15,839
   01/01/2008 to 12/31/2008........  $10.17909    $ 7.37218       17,054
   01/01/2009 to 12/31/2009........  $ 7.37218    $ 8.95004       21,617
   01/01/2010 to 12/31/2010........  $ 8.95004    $ 9.76253       24,155
   01/01/2011 to 12/31/2011........  $ 9.76253    $ 9.73710       21,612
   01/01/2012 to 12/31/2012........  $ 9.73710    $10.80731        8,819
   01/01/2013 to 12/31/2013........  $10.80731    $12.34832        8,316

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09050    $ 9.46330         0
   01/01/2008 to 12/31/2008........  $ 9.46330    $ 5.37837         0
   01/01/2009 to 12/31/2009........  $ 5.37837    $ 6.51148         0
   01/01/2010 to 12/31/2010........  $ 6.51148    $ 7.21138         0
   01/01/2011 to 12/31/2011........  $ 7.21138    $ 6.93698         0
   01/01/2012 to 12/31/2012........  $ 6.93698    $ 7.95422         0
   01/01/2013 to 12/31/2013........  $ 7.95422    $10.08814         0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.14498    $10.05385         0
   01/01/2008 to 12/31/2008........  $10.05385    $ 5.84358         0
   01/01/2009 to 12/31/2009........  $ 5.84358    $ 8.76503         0
   01/01/2010 to 12/31/2010........  $ 8.76503    $ 9.92720         0
   01/01/2011 to 12/31/2011........  $ 9.92720    $ 9.54415         0
   01/01/2012 to 12/31/2012........  $ 9.54415    $10.97465         0
   01/01/2013 to 12/31/2013........  $10.97465    $15.45825         0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.17994    $11.61278         0
   01/01/2008 to 12/31/2008........  $11.61278    $ 5.67991         0
   01/01/2009 to 12/31/2009........  $ 5.67991    $ 8.29598         0
   01/01/2010 to 12/31/2010........  $ 8.29598    $ 9.77266         0
   01/01/2011 to 12/31/2011........  $ 9.77266    $ 8.13173         0
   01/01/2012 to 12/31/2012........  $ 8.13173    $ 8.23989         0
   01/01/2013 to 12/31/2013........  $ 8.23989    $ 9.29767         0
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.00660    $10.58572         0
   01/01/2008 to 12/31/2008........  $10.58572    $10.10058         0
   01/01/2009 to 12/31/2009........  $10.10058    $11.07476         0
   01/01/2010 to 12/31/2010........  $11.07476    $11.45282         0
   01/01/2011 to 12/31/2011........  $11.45282    $11.66279         0
   01/01/2012 to 12/31/2012........  $11.66279    $12.00139         0
   01/01/2013 to 12/31/2013........  $12.00139    $11.29641         0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.12975    $10.33392         0
   01/01/2008 to 12/31/2008........  $10.33392    $ 5.82845         0
   01/01/2009 to 12/31/2009........  $ 5.82845    $ 7.32065         0
   01/01/2010 to 12/31/2010........  $ 7.32065    $ 8.20731         0
   01/01/2011 to 12/31/2011........  $ 8.20731    $ 7.74927         0
   01/01/2012 to 12/31/2012........  $ 7.74927    $ 8.41241         0
   01/01/2013 to 12/31/2013........  $ 8.41241    $ 9.91390         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007.......  $ 9.99817    $ 9.97260           0
   01/01/2008 to 12/31/2008........  $ 9.97260    $ 9.24471           0
   01/01/2009 to 12/31/2009........  $ 9.24471    $10.09245           0
   01/01/2010 to 12/31/2010........  $10.09245    $10.63976           0
   01/01/2011 to 12/31/2011........  $10.63976    $11.03259           0
   01/01/2012 to 12/31/2012........  $11.03259    $11.63642           0
   01/01/2013 to 12/31/2013........  $11.63642    $11.21013           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008.......  $10.07796    $ 6.61786       2,993
   01/01/2009 to 12/31/2009........  $ 6.61786    $ 8.41779       2,428
   01/01/2010 to 12/31/2010........  $ 8.41779    $ 9.07537       7,480
   01/01/2011 to 12/31/2011........  $ 9.07537    $ 8.72737       5,900
   01/01/2012 to 09/21/2012........  $ 8.72737    $ 9.73751           0


*  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS B SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: BENEFICIARY CONTINUATION OPTION - 1.00% SETTLEMENT
                                SERVICE CHARGE


                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09360    $10.46353           0
   01/01/2008 to 12/31/2008.........  $10.46353    $ 7.06233           0
   01/01/2009 to 12/31/2009.........  $ 7.06233    $ 8.69541           0
   01/01/2010 to 12/31/2010.........  $ 8.69541    $ 9.63917           0
   01/01/2011 to 12/31/2011.........  $ 9.63917    $ 9.29000           0
   01/01/2012 to 12/31/2012.........  $ 9.29000    $10.35371           0
   01/01/2013 to 12/31/2013.........  $10.35371    $11.27353           0
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11525    $10.51454           0
   01/01/2008 to 12/31/2008.........  $10.51454    $ 7.30766           0
   01/01/2009 to 12/31/2009.........  $ 7.30766    $ 9.13083           0
   01/01/2010 to 12/31/2010.........  $ 9.13083    $10.27926           0
   01/01/2011 to 12/31/2011.........  $10.27926    $10.18886           0
   01/01/2012 to 12/31/2012.........  $10.18886    $11.46461           0
   01/01/2013 to 12/31/2013.........  $11.46461    $13.23021           0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06667    $ 9.58676           0
   01/01/2008 to 12/31/2008.........  $ 9.58676    $ 6.19386           0
   01/01/2009 to 12/31/2009.........  $ 6.19386    $ 7.22248           0
   01/01/2010 to 12/31/2010.........  $ 7.22248    $ 8.14096           0
   01/01/2011 to 12/31/2011.........  $ 8.14096    $ 8.34817           0
   01/01/2012 to 05/04/2012.........  $ 8.34817    $ 9.09165           0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07738    $10.47416           0
   01/01/2008 to 12/31/2008.........  $10.47416    $ 7.39401           0
   01/01/2009 to 12/31/2009.........  $ 7.39401    $ 9.02623           0
   01/01/2010 to 12/31/2010.........  $ 9.02623    $10.03717           0
   01/01/2011 to 12/31/2011.........  $10.03717    $ 9.81707           0
   01/01/2012 to 12/31/2012.........  $ 9.81707    $10.93220       2,014
   01/01/2013 to 12/31/2013.........  $10.93220    $12.73391       1,967

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99918    $ 9.20818          0
   01/01/2012 to 12/31/2012.........  $ 9.20818    $10.20139          0
   01/01/2013 to 12/31/2013.........  $10.20139    $11.19641          0
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013........  $ 9.99918    $10.54811          0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11673    $10.44905          0
   01/01/2008 to 12/31/2008.........  $10.44905    $ 6.73091          0
   01/01/2009 to 12/31/2009.........  $ 6.73091    $ 8.35219          0
   01/01/2010 to 12/31/2010.........  $ 8.35219    $ 9.37535          0
   01/01/2011 to 12/31/2011.........  $ 9.37535    $ 9.05722          0
   01/01/2012 to 12/31/2012.........  $ 9.05722    $10.19799          0
   01/01/2013 to 12/31/2013.........  $10.19799    $12.38687          0
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10647    $ 9.39461          0
   01/01/2008 to 12/31/2008.........  $ 9.39461    $ 6.04131          0
   01/01/2009 to 12/31/2009.........  $ 6.04131    $ 7.89121          0
   01/01/2010 to 12/31/2010.........  $ 7.89121    $10.05465          0
   01/01/2011 to 12/31/2011.........  $10.05465    $10.61116          0
   01/01/2012 to 12/31/2012.........  $10.61116    $12.11837          0
   01/01/2013 to 12/31/2013.........  $12.11837    $12.37411          0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12790    $ 8.86015          0
   01/01/2008 to 07/18/2008.........  $ 8.86015    $ 8.14771          0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013........  $ 9.99918    $ 9.73355          0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09580    $10.24457          0
   01/01/2008 to 12/31/2008.........  $10.24457    $ 5.67083          0
   01/01/2009 to 12/31/2009.........  $ 5.67083    $ 7.44861          0
   01/01/2010 to 12/31/2010.........  $ 7.44861    $ 9.77487          0
   01/01/2011 to 12/31/2011.........  $ 9.77487    $ 8.40907          0
   01/01/2012 to 12/31/2012.........  $ 8.40907    $ 9.99692        677
   01/01/2013 to 12/31/2013.........  $ 9.99692    $13.93722        652
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10379    $ 7.54057          0
   01/01/2009 to 12/31/2009.........  $ 7.54057    $ 9.05088          0
   01/01/2010 to 12/31/2010.........  $ 9.05088    $10.15499          0
   01/01/2011 to 12/31/2011.........  $10.15499    $ 9.80583          0
   01/01/2012 to 12/31/2012.........  $ 9.80583    $11.03225          0
   01/01/2013 to 12/31/2013.........  $11.03225    $13.02268          0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08943    $10.45816         0
   01/01/2008 to 12/31/2008.........  $10.45816    $ 6.78372         0
   01/01/2009 to 12/31/2009.........  $ 6.78372    $ 8.31836         0
   01/01/2010 to 12/31/2010.........  $ 8.31836    $ 9.41877         0
   01/01/2011 to 12/31/2011.........  $ 9.41877    $ 9.18514         0
   01/01/2012 to 12/31/2012.........  $ 9.18514    $10.06114         0
   01/01/2013 to 12/31/2013.........  $10.06114    $11.43184         0
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99918    $ 7.49592         0
   01/01/2009 to 11/13/2009.........  $ 7.49592    $ 8.43263         0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99918    $10.79688         0
   01/01/2013 to 12/31/2013.........  $10.79688    $13.30587         0
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013........  $ 9.99918    $10.86587         0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17586    $ 6.13222         0
   01/01/2009 to 12/31/2009.........  $ 6.13222    $ 8.20258         0
   01/01/2010 to 12/31/2010.........  $ 8.20258    $ 9.76157         0
   01/01/2011 to 12/31/2011.........  $ 9.76157    $ 9.17783         0
   01/01/2012 to 12/31/2012.........  $ 9.17783    $11.52239         0
   01/01/2013 to 12/31/2013.........  $11.52239    $11.90417         0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13467    $10.44070         0
   01/01/2008 to 12/31/2008.........  $10.44070    $ 6.17458         0
   01/01/2009 to 12/31/2009.........  $ 6.17458    $ 9.13337         0
   01/01/2010 to 12/31/2010.........  $ 9.13337    $ 9.97310         0
   01/01/2011 to 12/31/2011.........  $ 9.97310    $ 9.48356         0
   01/01/2012 to 12/31/2012.........  $ 9.48356    $11.24526         0
   01/01/2013 to 12/31/2013.........  $11.24526    $14.44479         0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07418    $10.23671         0
   01/01/2008 to 12/31/2008.........  $10.23671    $ 6.01128         0
   01/01/2009 to 12/31/2009.........  $ 6.01128    $ 7.09375         0
   01/01/2010 to 12/31/2010.........  $ 7.09375    $ 7.92848         0
   01/01/2011 to 12/31/2011.........  $ 7.92848    $ 7.41671         0
   01/01/2012 to 12/31/2012.........  $ 7.41671    $ 8.78731         0
   01/01/2013 to 12/31/2013.........  $ 8.78731    $11.61844         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12463    $10.45690         0
   01/01/2008 to 12/31/2008.........  $10.45690    $ 6.12993         0
   01/01/2009 to 12/31/2009.........  $ 6.12993    $ 9.53431         0
   01/01/2010 to 12/31/2010.........  $ 9.53431    $11.31119         0
   01/01/2011 to 12/31/2011.........  $11.31119    $10.86569         0
   01/01/2012 to 12/31/2012.........  $10.86569    $12.86796         0
   01/01/2013 to 12/31/2013.........  $12.86796    $16.84165         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08946    $ 7.64996          0
   01/01/2009 to 12/31/2009.........  $ 7.64996    $ 9.34522          0
   01/01/2010 to 12/31/2010.........  $ 9.34522    $10.32576          0
   01/01/2011 to 12/31/2011.........  $10.32576    $10.17163          0
   01/01/2012 to 12/31/2012.........  $10.17163    $11.09083          0
   01/01/2013 to 12/31/2013.........  $11.09083    $12.05929          0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03407    $ 7.66278          0
   01/01/2009 to 12/31/2009.........  $ 7.66278    $ 9.62363          0
   01/01/2010 to 12/31/2010.........  $ 9.62363    $12.07850          0
   01/01/2011 to 12/31/2011.........  $12.07850    $12.11458          0
   01/01/2012 to 12/31/2012.........  $12.11458    $13.87633          0
   01/01/2013 to 12/31/2013.........  $13.87633    $19.07123          0
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07843    $ 9.84245          0
   01/01/2008 to 12/31/2008.........  $ 9.84245    $ 6.11002          0
   01/01/2009 to 12/31/2009.........  $ 6.11002    $ 7.15406          0
   01/01/2010 to 12/31/2010.........  $ 7.15406    $ 7.96436          0
   01/01/2011 to 12/31/2011.........  $ 7.96436    $ 7.84674          0
   01/01/2012 to 12/31/2012.........  $ 7.84674    $ 8.80999          0
   01/01/2013 to 12/31/2013.........  $ 8.80999    $11.74320          0
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.01148    $10.55596          0
   01/01/2008 to 12/31/2008.........  $10.55596    $ 7.78172          0
   01/01/2009 to 12/31/2009.........  $ 7.78172    $10.44365          0
   01/01/2010 to 12/31/2010.........  $10.44365    $11.73590          0
   01/01/2011 to 12/31/2011.........  $11.73590    $11.98834          0
   01/01/2012 to 12/31/2012.........  $11.98834    $13.51627        509
   01/01/2013 to 12/31/2013.........  $13.51627    $14.34312        490
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.24253    $11.10310          0
   01/01/2008 to 12/31/2008.........  $11.10310    $ 5.47103          0
   01/01/2009 to 12/31/2009.........  $ 5.47103    $ 7.32822          0
   01/01/2010 to 12/31/2010.........  $ 7.32822    $ 8.30739          0
   01/01/2011 to 12/31/2011.........  $ 8.30739    $ 7.16210          0
   01/01/2012 to 12/31/2012.........  $ 7.16210    $ 8.53521          0
   01/01/2013 to 12/31/2013.........  $ 8.53521    $10.06097          0
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18930    $10.50364          0
   01/01/2008 to 12/31/2008.........  $10.50364    $ 5.82357          0
   01/01/2009 to 12/31/2009.........  $ 5.82357    $ 7.52432          0
   01/01/2010 to 12/31/2010.........  $ 7.52432    $ 8.27530          0
   01/01/2011 to 12/31/2011.........  $ 8.27530    $ 7.16520          0
   01/01/2012 to 12/31/2012.........  $ 7.16520    $ 8.27710          0
   01/01/2013 to 12/31/2013.........  $ 8.27710    $ 9.79035          0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11197    $ 7.17177          0
   01/01/2009 to 12/31/2009.........  $ 7.17177    $ 8.99415          0
   01/01/2010 to 12/31/2010.........  $ 8.99415    $10.13540          0
   01/01/2011 to 12/31/2011.........  $10.13540    $ 9.97792          0
   01/01/2012 to 12/31/2012.........  $ 9.97792    $11.22089          0
   01/01/2013 to 12/31/2013.........  $11.22089    $12.91843          0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18270    $10.37393         0
   01/01/2008 to 12/31/2008.........  $10.37393    $ 6.02093         0
   01/01/2009 to 12/31/2009.........  $ 6.02093    $ 8.10028         0
   01/01/2010 to 12/31/2010.........  $ 8.10028    $ 8.59495         0
   01/01/2011 to 12/31/2011.........  $ 8.59495    $ 7.73126         0
   01/01/2012 to 12/31/2012.........  $ 7.73126    $ 9.33163         0
   01/01/2013 to 12/31/2013.........  $ 9.33163    $10.65831         0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08369    $ 9.72186         0
   01/01/2008 to 12/31/2008.........  $ 9.72186    $ 7.92991         0
   01/01/2009 to 12/31/2009.........  $ 7.92991    $ 9.58003         0
   01/01/2010 to 12/31/2010.........  $ 9.58003    $10.17927         0
   01/01/2011 to 12/31/2011.........  $10.17927    $10.10188         0
   01/01/2012 to 12/31/2012.........  $10.10188    $11.07377         0
   01/01/2013 to 12/31/2013.........  $11.07377    $12.17359         0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08457    $10.29960         0
   01/01/2010 to 12/31/2010.........  $10.29960    $11.35152         0
   01/01/2011 to 12/31/2011.........  $11.35152    $11.31352         0
   01/01/2012 to 12/31/2012.........  $11.31352    $12.90238         0
   01/01/2013 to 12/31/2013.........  $12.90238    $17.43633         0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14595    $10.30942         0
   01/01/2010 to 12/31/2010.........  $10.30942    $11.60801         0
   01/01/2011 to 12/31/2011.........  $11.60801    $10.81822         0
   01/01/2012 to 12/31/2012.........  $10.81822    $12.12833         0
   01/01/2013 to 12/31/2013.........  $12.12833    $15.78220         0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09273    $ 9.58859         0
   01/01/2008 to 12/31/2008.........  $ 9.58859    $ 5.55478         0
   01/01/2009 to 12/31/2009.........  $ 5.55478    $ 6.56849         0
   01/01/2010 to 12/31/2010.........  $ 6.56849    $ 7.35911         0
   01/01/2011 to 12/31/2011.........  $ 7.35911    $ 6.98136         0
   01/01/2012 to 12/31/2012.........  $ 6.98136    $ 8.07941         0
   01/01/2013 to 12/31/2013.........  $ 8.07941    $11.18795         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13369    $10.85812           0
   01/01/2008 to 12/31/2008.........  $10.85812    $ 6.05687           0
   01/01/2009 to 12/31/2009.........  $ 6.05687    $ 7.78148           0
   01/01/2010 to 12/31/2010.........  $ 7.78148    $ 9.22606           0
   01/01/2011 to 12/31/2011.........  $ 9.22606    $ 9.05121           0
   01/01/2012 to 12/31/2012.........  $ 9.05121    $10.06059       2,620
   01/01/2013 to 12/31/2013.........  $10.06059    $13.60762       2,525
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00764    $10.42944           0
   01/01/2008 to 12/31/2008.........  $10.42944    $ 7.92501           0
   01/01/2009 to 12/31/2009.........  $ 7.92501    $10.56148           0
   01/01/2010 to 12/31/2010.........  $10.56148    $11.85959           0
   01/01/2011 to 12/31/2011.........  $11.85959    $12.93633           0
   01/01/2012 to 12/31/2012.........  $12.93633    $13.56748         987
   01/01/2013 to 12/31/2013.........  $13.56748    $13.16425         951
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15708    $10.46349           0
   01/01/2008 to 12/31/2008.........  $10.46349    $ 6.83847           0
   01/01/2009 to 12/31/2009.........  $ 6.83847    $ 8.90397           0
   01/01/2010 to 12/31/2010.........  $ 8.90397    $ 9.87764           0
   01/01/2011 to 12/31/2011.........  $ 9.87764    $ 9.47345           0
   01/01/2012 to 12/31/2012.........  $ 9.47345    $11.54417       1,235
   01/01/2013 to 12/31/2013.........  $11.54417    $14.58808       1,190
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10918    $10.79702           0
   01/01/2008 to 12/31/2008.........  $10.79702    $ 6.80925           0
   01/01/2009 to 12/31/2009.........  $ 6.80925    $ 8.38024           0
   01/01/2010 to 12/31/2010.........  $ 8.38024    $ 9.35785           0
   01/01/2011 to 12/31/2011.........  $ 9.35785    $ 9.21009           0
   01/01/2012 to 12/31/2012.........  $ 9.21009    $10.67659           0
   01/01/2013 to 12/31/2013.........  $10.67659    $14.45083           0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07817    $ 9.77879           0
   01/01/2008 to 12/31/2008.........  $ 9.77879    $ 5.99070           0
   01/01/2009 to 12/31/2009.........  $ 5.99070    $ 8.23780           0
   01/01/2010 to 12/31/2010.........  $ 8.23780    $10.08157           0
   01/01/2011 to 12/31/2011.........  $10.08157    $ 9.63721           0
   01/01/2012 to 12/31/2012.........  $ 9.63721    $11.29828           0
   01/01/2013 to 12/31/2013.........  $11.29828    $14.81231           0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00050    $10.15956           0
   01/01/2008 to 12/31/2008.........  $10.15956    $10.31135           0
   01/01/2009 to 12/31/2009.........  $10.31135    $10.23406           0
   01/01/2010 to 12/31/2010.........  $10.23406    $10.13528           0
   01/01/2011 to 12/31/2011.........  $10.13528    $10.03704           0
   01/01/2012 to 12/31/2012.........  $10.03704    $ 9.93815           0
   01/01/2013 to 12/31/2013.........  $ 9.93815    $ 9.83960       4,403
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10530    $10.05498           0
   01/01/2008 to 12/31/2008.........  $10.05498    $ 5.74837           0
   01/01/2009 to 12/31/2009.........  $ 5.74837    $ 8.00467           0
   01/01/2010 to 12/31/2010.........  $ 8.00467    $ 9.78262           0
   01/01/2011 to 12/31/2011.........  $ 9.78262    $ 9.44504           0
   01/01/2012 to 12/31/2012.........  $ 9.44504    $10.95306           0
   01/01/2013 to 12/31/2013.........  $10.95306    $15.39995           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15896    $10.53280          0
   01/01/2008 to 12/31/2008.........  $10.53280    $ 5.92524          0
   01/01/2009 to 12/31/2009.........  $ 5.92524    $ 7.61412          0
   01/01/2010 to 12/31/2010.........  $ 7.61412    $ 9.70048          0
   01/01/2011 to 12/31/2011.........  $ 9.70048    $ 9.76638          0
   01/01/2012 to 12/31/2012.........  $ 9.76638    $10.86682        613
   01/01/2013 to 12/31/2013.........  $10.86682    $14.26766        591
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05198    $11.27163          0
   01/01/2008 to 12/31/2008.........  $11.27163    $ 6.41269          0
   01/01/2009 to 12/31/2009.........  $ 6.41269    $ 7.78174          0
   01/01/2010 to 12/31/2010.........  $ 7.78174    $ 9.26605          0
   01/01/2011 to 04/29/2011.........  $ 9.26605    $10.41590          0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99918    $10.37049          0
   01/01/2013 to 12/31/2013.........  $10.37049    $12.20975          0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10192    $ 5.59093          0
   01/01/2009 to 12/31/2009.........  $ 5.59093    $ 9.21740          0
   01/01/2010 to 12/31/2010.........  $ 9.21740    $11.15837          0
   01/01/2011 to 12/31/2011.........  $11.15837    $ 8.80833          0
   01/01/2012 to 12/31/2012.........  $ 8.80833    $10.28460          0
   01/01/2013 to 12/31/2013.........  $10.28460    $10.20534          0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99918    $10.37452          0
   01/01/2008 to 12/31/2008.........  $10.37452    $10.38622          0
   01/01/2009 to 12/31/2009.........  $10.38622    $11.33515          0
   01/01/2010 to 12/31/2010.........  $11.33515    $11.66042          0
   01/01/2011 to 12/31/2011.........  $11.66042    $11.80444          0
   01/01/2012 to 12/31/2012.........  $11.80444    $12.23617        542
   01/01/2013 to 12/31/2013.........  $12.23617    $11.85149        522
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99055    $10.63572          0
   01/01/2008 to 12/31/2008.........  $10.63572    $10.29238          0
   01/01/2009 to 12/31/2009.........  $10.29238    $11.87444          0
   01/01/2010 to 12/31/2010.........  $11.87444    $12.66421          0
   01/01/2011 to 12/31/2011.........  $12.66421    $12.93721          0
   01/01/2012 to 12/31/2012.........  $12.93721    $14.00298        965
   01/01/2013 to 12/31/2013.........  $14.00298    $13.60948        930

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05295    $10.52485           0
   01/01/2008 to 12/31/2008.........  $10.52485    $ 8.39002           0
   01/01/2009 to 12/31/2009.........  $ 8.39002    $ 9.97136           0
   01/01/2010 to 12/31/2010.........  $ 9.97136    $10.91616           0
   01/01/2011 to 12/31/2011.........  $10.91616    $10.91559           0
   01/01/2012 to 12/31/2012.........  $10.91559    $11.92853           0
   01/01/2013 to 12/31/2013.........  $11.92853    $12.89825           0
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12508    $10.59538           0
   01/01/2008 to 12/31/2008.........  $10.59538    $ 6.21978           0
   01/01/2009 to 12/31/2009.........  $ 6.21978    $ 7.75771           0
   01/01/2010 to 12/31/2010.........  $ 7.75771    $ 9.14160           0
   01/01/2011 to 12/31/2011.........  $ 9.14160    $ 8.48864           0
   01/01/2012 to 12/31/2012.........  $ 8.48864    $ 9.49030           0
   01/01/2013 to 12/31/2013.........  $ 9.49030    $10.99595           0
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08387    $ 9.77734           0
   01/01/2008 to 12/31/2008.........  $ 9.77734    $ 5.93256           0
   01/01/2009 to 12/31/2009.........  $ 5.93256    $ 7.15556           0
   01/01/2010 to 12/31/2010.........  $ 7.15556    $ 8.15084           0
   01/01/2011 to 12/31/2011.........  $ 8.15084    $ 8.34914           0
   01/01/2012 to 12/31/2012.........  $ 8.34914    $ 9.82079       1,356
   01/01/2013 to 12/31/2013.........  $ 9.82079    $12.87657       1,306
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99918    $ 8.93982           0
   01/01/2012 to 12/31/2012.........  $ 8.93982    $10.01581           0
   01/01/2013 to 12/31/2013.........  $10.01581    $12.13764           0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08128    $ 7.37967           0
   01/01/2009 to 12/31/2009.........  $ 7.37967    $ 9.01533           0
   01/01/2010 to 12/31/2010.........  $ 9.01533    $ 9.98978           0
   01/01/2011 to 12/31/2011.........  $ 9.98978    $ 9.71116           0
   01/01/2012 to 12/31/2012.........  $ 9.71116    $10.60349           0
   01/01/2013 to 12/31/2013.........  $10.60349    $11.80430           0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09946    $ 6.72781           0
   01/01/2009 to 12/31/2009.........  $ 6.72781    $ 8.44964           0
   01/01/2010 to 12/31/2010.........  $ 8.44964    $ 9.56579           0
   01/01/2011 to 12/31/2011.........  $ 9.56579    $ 9.24481           0
   01/01/2012 to 12/31/2012.........  $ 9.24481    $10.60870           0
   01/01/2013 to 12/31/2013.........  $10.60870    $12.40041           0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08262    $10.44865           0
   01/01/2008 to 12/31/2008.........  $10.44865    $ 7.22179           0
   01/01/2009 to 12/31/2009.........  $ 7.22179    $ 9.11023           0
   01/01/2010 to 12/31/2010.........  $ 9.11023    $10.08539           0
   01/01/2011 to 12/31/2011.........  $10.08539    $ 9.64793           0
   01/01/2012 to 12/31/2012.........  $ 9.64793    $10.61605           0
   01/01/2013 to 12/31/2013.........  $10.61605    $12.02436           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09728    $ 9.89974           0
   01/01/2008 to 12/31/2008.........  $ 9.89974    $ 6.37126           0
   01/01/2009 to 12/31/2009.........  $ 6.37126    $ 8.44705           0
   01/01/2010 to 12/31/2010.........  $ 8.44705    $11.40898           0
   01/01/2011 to 12/31/2011.........  $11.40898    $11.18536           0
   01/01/2012 to 12/31/2012.........  $11.18536    $12.42285           0
   01/01/2013 to 12/31/2013.........  $12.42285    $16.62589           0
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09341    $ 9.48190           0
   01/01/2008 to 12/31/2008.........  $ 9.48190    $ 6.59820           0
   01/01/2009 to 12/31/2009.........  $ 6.59820    $ 8.29667           0
   01/01/2010 to 12/31/2010.........  $ 8.29667    $10.34967           0
   01/01/2011 to 12/31/2011.........  $10.34967    $ 9.63469           0
   01/01/2012 to 12/31/2012.........  $ 9.63469    $11.27156           0
   01/01/2013 to 12/31/2013.........  $11.27156    $15.33358           0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07042    $10.23309           0
   01/01/2008 to 12/31/2008.........  $10.23309    $ 7.50318           0
   01/01/2009 to 12/31/2009.........  $ 7.50318    $ 9.22207           0
   01/01/2010 to 12/31/2010.........  $ 9.22207    $10.18373           0
   01/01/2011 to 12/31/2011.........  $10.18373    $10.28286           0
   01/01/2012 to 12/31/2012.........  $10.28286    $11.55489           0
   01/01/2013 to 12/31/2013.........  $11.55489    $13.36602           0
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09151    $ 9.51355           0
   01/01/2008 to 12/31/2008.........  $ 9.51355    $ 5.47408           0
   01/01/2009 to 12/31/2009.........  $ 5.47408    $ 6.70961           0
   01/01/2010 to 12/31/2010.........  $ 6.70961    $ 7.52291           0
   01/01/2011 to 12/31/2011.........  $ 7.52291    $ 7.32632           0
   01/01/2012 to 12/31/2012.........  $ 7.32632    $ 8.50491       1,596
   01/01/2013 to 12/31/2013.........  $ 8.50491    $10.92017       1,538
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.14599    $10.10721           0
   01/01/2008 to 12/31/2008.........  $10.10721    $ 5.94755           0
   01/01/2009 to 12/31/2009.........  $ 5.94755    $ 9.03144           0
   01/01/2010 to 12/31/2010.........  $ 9.03144    $10.35562           0
   01/01/2011 to 12/31/2011.........  $10.35562    $10.07921           0
   01/01/2012 to 12/31/2012.........  $10.07921    $11.73379           0
   01/01/2013 to 12/31/2013.........  $11.73379    $16.73225           0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18095    $11.67442           0
   01/01/2008 to 12/31/2008.........  $11.67442    $ 5.78102           0
   01/01/2009 to 12/31/2009.........  $ 5.78102    $ 8.54834           0
   01/01/2010 to 12/31/2010.........  $ 8.54834    $10.19480           0
   01/01/2011 to 12/31/2011.........  $10.19480    $ 8.58803           0
   01/01/2012 to 12/31/2012.........  $ 8.58803    $ 8.81034           0
   01/01/2013 to 12/31/2013.........  $ 8.81034    $10.06464           0
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00761    $10.64189           0
   01/01/2008 to 12/31/2008.........  $10.64189    $10.27989           0
   01/01/2009 to 12/31/2009.........  $10.27989    $11.41118           0
   01/01/2010 to 12/31/2010.........  $11.41118    $11.94694           0
   01/01/2011 to 12/31/2011.........  $11.94694    $12.31634           0
   01/01/2012 to 12/31/2012.........  $12.31634    $12.83135           0
   01/01/2013 to 12/31/2013.........  $12.83135    $12.22733           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13076    $10.38882           0
   01/01/2008 to 12/31/2008.........  $10.38882    $ 5.93223           0
   01/01/2009 to 12/31/2009.........  $ 5.93223    $ 7.54334           0
   01/01/2010 to 12/31/2010.........  $ 7.54334    $ 8.56170           0
   01/01/2011 to 12/31/2011.........  $ 8.56170    $ 8.18395           0
   01/01/2012 to 12/31/2012.........  $ 8.18395    $ 8.99466           0
   01/01/2013 to 12/31/2013.........  $ 8.99466    $10.73141           0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007........  $ 9.99918    $ 9.98774           0
   01/01/2008 to 12/31/2008.........  $ 9.98774    $ 9.37350           0
   01/01/2009 to 12/31/2009.........  $ 9.37350    $10.35986           0
   01/01/2010 to 12/31/2010.........  $10.35986    $11.05698           0
   01/01/2011 to 12/31/2011.........  $11.05698    $11.60696           0
   01/01/2012 to 12/31/2012.........  $11.60696    $12.39423       1,081
   01/01/2013 to 12/31/2013.........  $12.39423    $12.08818       1,042
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07829    $ 6.67266           0
   01/01/2009 to 12/31/2009.........  $ 6.67266    $ 8.59277           0
   01/01/2010 to 12/31/2010.........  $ 8.59277    $ 9.37875           0
   01/01/2011 to 12/31/2011.........  $ 9.37875    $ 9.13073           0
   01/01/2012 to 09/21/2012.........  $ 9.13073    $10.27913           0


*  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

       ACCUMULATION UNIT VALUES: TRUEACCUMULATION HIGHEST DAILY (1.85%)


                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10163    $ 6.97434         0
   01/01/2009 to 12/31/2009.........  $ 6.97434    $ 8.51531         0
   01/01/2010 to 12/31/2010.........  $ 8.51531    $ 9.36069         0
   01/01/2011 to 12/31/2011.........  $ 9.36069    $ 8.94627         0
   01/01/2012 to 12/31/2012.........  $ 8.94627    $ 9.88702         0
   01/01/2013 to 12/31/2013.........  $ 9.88702    $10.67543         0
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.06846    $ 7.03543         0
   01/01/2009 to 12/31/2009.........  $ 7.03543    $ 8.71729         0
   01/01/2010 to 12/31/2010.........  $ 8.71729    $ 9.73184         0
   01/01/2011 to 12/31/2011.........  $ 9.73184    $ 9.56575         0
   01/01/2012 to 12/31/2012.........  $ 9.56575    $10.67335         0
   01/01/2013 to 12/31/2013.........  $10.67335    $12.21422         0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.18571    $ 6.84139         0
   01/01/2009 to 12/31/2009.........  $ 6.84139    $ 7.91084         0
   01/01/2010 to 12/31/2010.........  $ 7.91084    $ 8.84237         0
   01/01/2011 to 12/31/2011.........  $ 8.84237    $ 8.99175         0
   01/01/2012 to 05/04/2012.........  $ 8.99175    $ 9.76433         0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08453    $ 7.21633         0
   01/01/2009 to 12/31/2009.........  $ 7.21633    $ 8.73576         0
   01/01/2010 to 12/31/2010.........  $ 8.73576    $ 9.63304         0
   01/01/2011 to 12/31/2011.........  $ 9.63304    $ 9.34303         0
   01/01/2012 to 12/31/2012.........  $ 9.34303    $10.31720         0
   01/01/2013 to 12/31/2013.........  $10.31720    $11.91713         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99849    $ 9.15636            0
   01/01/2012 to 12/31/2012.........  $ 9.15636    $10.05890            0
   01/01/2013 to 12/31/2013.........  $10.05890    $10.94778            0
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013........  $ 9.99849    $10.48786            0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009........  $ 9.99899    $ 9.37633            0
   01/01/2010 to 12/31/2010.........  $ 9.37633    $10.17947            0
   01/01/2011 to 12/31/2011.........  $10.17947    $10.95798            0
   01/01/2012 to 12/31/2012.........  $10.95798    $11.20643            0
   01/01/2013 to 12/31/2013.........  $11.20643    $10.92693            0
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008........  $10.02968    $12.16380        4,495
   01/01/2009 to 12/31/2009.........  $12.16380    $11.22005        7,358
   01/01/2010 to 12/31/2010.........  $11.22005    $12.24816       12,541
   01/01/2011 to 12/31/2011.........  $12.24816    $13.65872        3,788
   01/01/2012 to 12/31/2012.........  $13.65872    $14.17646            0
   01/01/2013 to 12/31/2013.........  $14.17646    $13.48116            0
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008........  $10.02965    $12.22101            0
   01/01/2009 to 12/31/2009.........  $12.22101    $11.07479            0
   01/01/2010 to 12/31/2010.........  $11.07479    $12.10879            0
   01/01/2011 to 12/31/2011.........  $12.10879    $13.78790            0
   01/01/2012 to 12/31/2012.........  $13.78790    $14.32988            0
   01/01/2013 to 12/31/2013.........  $14.32988    $13.38947            0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009........  $ 9.99899    $ 8.78721            0
   01/01/2010 to 12/31/2010.........  $ 8.78721    $ 9.64926        4,181
   01/01/2011 to 12/31/2011.........  $ 9.64926    $11.24333        3,174
   01/01/2012 to 12/31/2012.........  $11.24333    $11.73605            0
   01/01/2013 to 12/31/2013.........  $11.73605    $10.77174            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010........  $ 9.99799    $11.00614            0
   01/01/2011 to 12/31/2011.........  $11.00614    $13.00000            0
   01/01/2012 to 12/31/2012.........  $13.00000    $13.63033            0
   01/01/2013 to 12/31/2013.........  $13.63033    $12.44555            0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011........  $ 9.99849    $12.01823        5,402
   01/01/2012 to 12/31/2012.........  $12.01823    $12.48923        6,181
   01/01/2013 to 12/31/2013.........  $12.48923    $11.06699       12,219

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012........  $ 9.99799    $10.39698         0
   01/01/2013 to 12/31/2013.........  $10.39698    $ 9.16671         0
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013........  $ 9.99899    $ 8.74785         0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10883    $ 6.72383         0
   01/01/2009 to 12/31/2009.........  $ 6.72383    $ 8.27370         0
   01/01/2010 to 12/31/2010.........  $ 8.27370    $ 9.20972         0
   01/01/2011 to 12/31/2011.........  $ 9.20972    $ 8.82297         0
   01/01/2012 to 12/31/2012.........  $ 8.82297    $ 9.85090         0
   01/01/2013 to 12/31/2013.........  $ 9.85090    $11.86537         0
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013........  $ 9.99849    $11.64592         0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.27058    $ 5.85482         0
   01/01/2009 to 12/31/2009.........  $ 5.85482    $ 7.58369         0
   01/01/2010 to 12/31/2010.........  $ 7.58369    $ 9.58206         0
   01/01/2011 to 12/31/2011.........  $ 9.58206    $10.02814         0
   01/01/2012 to 12/31/2012.........  $10.02814    $11.35650         0
   01/01/2013 to 12/31/2013.........  $11.35650    $11.49932         0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 07/18/2008........  $10.21516    $ 9.51253         0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013........  $ 9.99849    $ 9.67800         0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.17494    $ 6.22217         0
   01/01/2009 to 12/31/2009.........  $ 6.22217    $ 8.10434         0
   01/01/2010 to 12/31/2010.........  $ 8.10434    $10.54669         0
   01/01/2011 to 12/31/2011.........  $10.54669    $ 8.99737         0
   01/01/2012 to 12/31/2012.........  $ 8.99737    $10.60668         0
   01/01/2013 to 12/31/2013.........  $10.60668    $14.66386         0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10356    $ 7.49813         0
   01/01/2009 to 12/31/2009.........  $ 7.49813    $ 8.92458         0
   01/01/2010 to 12/31/2010.........  $ 8.92458    $ 9.92966         0
   01/01/2011 to 12/31/2011.........  $ 9.92966    $ 9.50823         0
   01/01/2012 to 12/31/2012.........  $ 9.50823    $10.60798         0
   01/01/2013 to 12/31/2013.........  $10.60798    $12.41732         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.12540    $ 6.74467         0
   01/01/2009 to 12/31/2009.........  $ 6.74467    $ 8.20138         0
   01/01/2010 to 12/31/2010.........  $ 8.20138    $ 9.20873         0
   01/01/2011 to 12/31/2011.........  $ 9.20873    $ 8.90546         0
   01/01/2012 to 12/31/2012.........  $ 8.90546    $ 9.67311         0
   01/01/2013 to 12/31/2013.........  $ 9.67311    $10.89909         0
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99850    $ 7.46726         0
   01/01/2009 to 11/13/2009.........  $ 7.46726    $ 8.33921         0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99850    $10.73564         0
   01/01/2013 to 12/31/2013.........  $10.73564    $13.11992         0
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013........  $ 9.99849    $10.80394         0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17517    $ 6.10870         0
   01/01/2009 to 12/31/2009.........  $ 6.10870    $ 8.10274         0
   01/01/2010 to 12/31/2010.........  $ 8.10274    $ 9.56238         0
   01/01/2011 to 12/31/2011.........  $ 9.56238    $ 8.91569         0
   01/01/2012 to 12/31/2012.........  $ 8.91569    $11.09957         0
   01/01/2013 to 12/31/2013.........  $11.09957    $11.37142         0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.15021    $ 6.19341         0
   01/01/2009 to 12/31/2009.........  $ 6.19341    $ 9.08459         0
   01/01/2010 to 12/31/2010.........  $ 9.08459    $ 9.83696         0
   01/01/2011 to 12/31/2011.........  $ 9.83696    $ 9.27603         0
   01/01/2012 to 12/31/2012.........  $ 9.27603    $10.90710         0
   01/01/2013 to 12/31/2013.........  $10.90710    $13.89347         0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.20081    $ 6.47825         0
   01/01/2009 to 12/31/2009.........  $ 6.47825    $ 7.58091         0
   01/01/2010 to 12/31/2010.........  $ 7.58091    $ 8.40207         0
   01/01/2011 to 12/31/2011.........  $ 8.40207    $ 7.79419         0
   01/01/2012 to 12/31/2012.........  $ 7.79419    $ 9.15713         0
   01/01/2013 to 12/31/2013.........  $ 9.15713    $12.00625         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.12061    $ 5.92914         0
   01/01/2009 to 12/31/2009.........  $ 5.92914    $ 9.14490         0
   01/01/2010 to 12/31/2010.........  $ 9.14490    $10.75861         0
   01/01/2011 to 12/31/2011.........  $10.75861    $10.24865         0
   01/01/2012 to 12/31/2012.........  $10.24865    $12.03556         0
   01/01/2013 to 12/31/2013.........  $12.03556    $15.62064         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08923    $ 7.60692         0
   01/01/2009 to 12/31/2009.........  $ 7.60692    $ 9.21493         0
   01/01/2010 to 12/31/2010.........  $ 9.21493    $10.09672         0
   01/01/2011 to 12/31/2011.........  $10.09672    $ 9.86313         0
   01/01/2012 to 12/31/2012.........  $ 9.86313    $10.66444         0
   01/01/2013 to 12/31/2013.........  $10.66444    $11.49879         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03338    $ 7.63352         0
   01/01/2009 to 12/31/2009.........  $ 7.63352    $ 9.50683         0
   01/01/2010 to 12/31/2010.........  $ 9.50683    $11.83244         0
   01/01/2011 to 12/31/2011.........  $11.83244    $11.76884         0
   01/01/2012 to 12/31/2012.........  $11.76884    $13.36726         0
   01/01/2013 to 12/31/2013.........  $13.36726    $18.21813         0
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.16813    $ 6.55875         0
   01/01/2009 to 12/31/2009.........  $ 6.55875    $ 7.61523         0
   01/01/2010 to 12/31/2010.........  $ 7.61523    $ 8.40695         0
   01/01/2011 to 12/31/2011.........  $ 8.40695    $ 8.21364         0
   01/01/2012 to 12/31/2012.........  $ 8.21364    $ 9.14468         0
   01/01/2013 to 12/31/2013.........  $ 9.14468    $12.08757         0
AST HIGH YIELD PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.01222    $ 7.25173         0
   01/01/2009 to 12/31/2009.........  $ 7.25173    $ 9.65130         0
   01/01/2010 to 12/31/2010.........  $ 9.65130    $10.75502         0
   01/01/2011 to 12/31/2011.........  $10.75502    $10.89476         0
   01/01/2012 to 12/31/2012.........  $10.89476    $12.18041         0
   01/01/2013 to 12/31/2013.........  $12.18041    $12.81755         0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08038    $ 5.18571         0
   01/01/2009 to 12/31/2009.........  $ 5.18571    $ 6.88807         0
   01/01/2010 to 12/31/2010.........  $ 6.88807    $ 7.74327         0
   01/01/2011 to 12/31/2011.........  $ 7.74327    $ 6.62011         0
   01/01/2012 to 12/31/2012.........  $ 6.62011    $ 7.82317         0
   01/01/2013 to 12/31/2013.........  $ 7.82317    $ 9.14460         0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.06690    $ 5.85605         0
   01/01/2009 to 12/31/2009.........  $ 5.85605    $ 7.50309         0
   01/01/2010 to 12/31/2010.........  $ 7.50309    $ 8.18309         0
   01/01/2011 to 12/31/2011.........  $ 8.18309    $ 7.02614         0
   01/01/2012 to 12/31/2012.........  $ 7.02614    $ 8.04863         0
   01/01/2013 to 12/31/2013.........  $ 8.04863    $ 9.44059         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11174    $ 7.13151           0
   01/01/2009 to 12/31/2009.........  $ 7.13151    $ 8.86891           0
   01/01/2010 to 12/31/2010.........  $ 8.86891    $ 9.91080           0
   01/01/2011 to 12/31/2011.........  $ 9.91080    $ 9.67537           0
   01/01/2012 to 12/31/2012.........  $ 9.67537    $10.78938           0
   01/01/2013 to 12/31/2013.........  $10.78938    $12.31799           0
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.06984    $ 5.94632           0
   01/01/2009 to 12/31/2009.........  $ 5.94632    $ 7.93296           0
   01/01/2010 to 12/31/2010.........  $ 7.93296    $ 8.34711           0
   01/01/2011 to 12/31/2011.........  $ 8.34711    $ 7.44556           0
   01/01/2012 to 12/31/2012.........  $ 7.44556    $ 8.91151           0
   01/01/2013 to 12/31/2013.........  $ 8.91151    $10.09346           0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.13117    $ 7.75979       1,032
   01/01/2009 to 12/31/2009.........  $ 7.75979    $ 9.29623       1,021
   01/01/2010 to 12/31/2010.........  $ 9.29623    $ 9.79517           0
   01/01/2011 to 12/31/2011.........  $ 9.79517    $ 9.63974           0
   01/01/2012 to 12/31/2012.........  $ 9.63974    $10.47865           0
   01/01/2013 to 12/31/2013.........  $10.47865    $11.42306           0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08388    $10.28829           0
   01/01/2010 to 12/31/2010.........  $10.28829    $11.24435           0
   01/01/2011 to 12/31/2011.........  $11.24435    $11.11324           0
   01/01/2012 to 12/31/2012.........  $11.11324    $12.56787           0
   01/01/2013 to 12/31/2013.........  $12.56787    $16.84252           0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14526    $10.29807           0
   01/01/2010 to 12/31/2010.........  $10.29807    $11.49851           0
   01/01/2011 to 12/31/2011.........  $11.49851    $10.62668           0
   01/01/2012 to 12/31/2012.........  $10.62668    $11.81379           0
   01/01/2013 to 12/31/2013.........  $11.81379    $15.24464           0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.17937    $ 6.09777           0
   01/01/2009 to 12/31/2009.........  $ 6.09777    $ 7.15034           0
   01/01/2010 to 12/31/2010.........  $ 7.15034    $ 7.94417           0
   01/01/2011 to 12/31/2011.........  $ 7.94417    $ 7.47346           0
   01/01/2012 to 12/31/2012.........  $ 7.47346    $ 8.57650           0
   01/01/2013 to 12/31/2013.........  $ 8.57650    $11.77701           0
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10608    $ 6.05242           0
   01/01/2009 to 12/31/2009.........  $ 6.05242    $ 7.71076           0
   01/01/2010 to 12/31/2010.........  $ 7.71076    $ 9.06593           0
   01/01/2011 to 12/31/2011.........  $ 9.06593    $ 8.81999           0
   01/01/2012 to 12/31/2012.........  $ 8.81999    $ 9.72149           0
   01/01/2013 to 12/31/2013.........  $ 9.72149    $13.03918           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.01668    $ 7.54848           0
   01/01/2009 to 12/31/2009.........  $ 7.54848    $ 9.97573           0
   01/01/2010 to 12/31/2010.........  $ 9.97573    $11.10818           0
   01/01/2011 to 12/31/2011.........  $11.10818    $12.01574           0
   01/01/2012 to 12/31/2012.........  $12.01574    $12.49635           0
   01/01/2013 to 12/31/2013.........  $12.49635    $12.02362           0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11881    $ 6.71476           0
   01/01/2009 to 12/31/2009.........  $ 6.71476    $ 8.66979           0
   01/01/2010 to 12/31/2010.........  $ 8.66979    $ 9.53764           0
   01/01/2011 to 12/31/2011.........  $ 9.53764    $ 9.07111           0
   01/01/2012 to 12/31/2012.........  $ 9.07111    $10.96121           0
   01/01/2013 to 12/31/2013.........  $10.96121    $13.73579           0
AST MFS GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.13424    $ 6.56429           0
   01/01/2009 to 12/31/2009.........  $ 6.56429    $ 8.01120           0
   01/01/2010 to 12/31/2010.........  $ 8.01120    $ 8.87113           0
   01/01/2011 to 12/31/2011.........  $ 8.87113    $ 8.65826           0
   01/01/2012 to 12/31/2012.........  $ 8.65826    $ 9.95283           0
   01/01/2013 to 12/31/2013.........  $ 9.95283    $13.35868           0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012........  $ 9.99850    $10.19026           0
   01/01/2013 to 12/31/2013.........  $10.19026    $13.45712           0
AST MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.18391    $ 6.17834           0
   01/01/2009 to 12/31/2009.........  $ 6.17834    $ 8.42474           0
   01/01/2010 to 12/31/2010.........  $ 8.42474    $10.22431           0
   01/01/2011 to 12/31/2011.........  $10.22431    $ 9.69214           0
   01/01/2012 to 12/31/2012.........  $ 9.69214    $11.26738           0
   01/01/2013 to 12/31/2013.........  $11.26738    $14.64845           0
AST MONEY MARKET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.00016    $10.01676       9,489
   01/01/2009 to 12/31/2009.........  $10.01676    $ 9.85885       7,675
   01/01/2010 to 12/31/2010.........  $ 9.85885    $ 9.68198       4,541
   01/01/2011 to 12/31/2011.........  $ 9.68198    $ 9.50821       8,548
   01/01/2012 to 12/31/2012.........  $ 9.50821    $ 9.33569       7,630
   01/01/2013 to 12/31/2013.........  $ 9.33569    $ 9.16589           0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.07330    $ 5.92091           0
   01/01/2009 to 12/31/2009.........  $ 5.92091    $ 8.17592           0
   01/01/2010 to 12/31/2010.........  $ 8.17592    $ 9.90855           0
   01/01/2011 to 12/31/2011.........  $ 9.90855    $ 9.48683           0
   01/01/2012 to 12/31/2012.........  $ 9.48683    $10.90934           0
   01/01/2013 to 12/31/2013.........  $10.90934    $15.21038           0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.02840    $10.06776           0
   01/01/2012 to 12/31/2012.........  $10.06776    $10.36600           0
   01/01/2013 to 12/31/2013.........  $10.36600    $ 9.88907           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10239    $ 6.18965          0
   01/01/2009 to 12/31/2009.........  $ 6.18965    $ 7.88747          0
   01/01/2010 to 12/31/2010.........  $ 7.88747    $ 9.96480          0
   01/01/2011 to 12/31/2011.........  $ 9.96480    $ 9.94889          0
   01/01/2012 to 12/31/2012.........  $ 9.94889    $10.97709          0
   01/01/2013 to 12/31/2013.........  $10.97709    $14.29213          0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.19804    $ 6.35789          0
   01/01/2009 to 12/31/2009.........  $ 6.35789    $ 7.65070          0
   01/01/2010 to 12/31/2010.........  $ 7.65070    $ 9.03398          0
   01/01/2011 to 04/29/2011.........  $ 9.03398    $10.12735          0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99850    $10.31170          0
   01/01/2013 to 12/31/2013.........  $10.31170    $12.03903          0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10124    $ 5.56959          0
   01/01/2009 to 12/31/2009.........  $ 5.56959    $ 9.10550          0
   01/01/2010 to 12/31/2010.........  $ 9.10550    $10.93082        721
   01/01/2011 to 12/31/2011.........  $10.93082    $ 8.55660          0
   01/01/2012 to 12/31/2012.........  $ 8.55660    $ 9.90696          0
   01/01/2013 to 12/31/2013.........  $ 9.90696    $ 9.74843          0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.99950    $ 9.75613          0
   01/01/2009 to 12/31/2009.........  $ 9.75613    $10.55860          0
   01/01/2010 to 12/31/2010.........  $10.55860    $10.77071          0
   01/01/2011 to 12/31/2011.........  $10.77071    $10.81289          0
   01/01/2012 to 12/31/2012.........  $10.81289    $11.11432          0
   01/01/2013 to 12/31/2013.........  $11.11432    $10.67489          0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.02358    $ 9.37569          0
   01/01/2009 to 12/31/2009.........  $ 9.37569    $10.72646          0
   01/01/2010 to 12/31/2010.........  $10.72646    $11.34411          0
   01/01/2011 to 12/31/2011.........  $11.34411    $11.49209          0
   01/01/2012 to 12/31/2012.........  $11.49209    $12.33447          0
   01/01/2013 to 12/31/2013.........  $12.33447    $11.88764          0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.05933    $ 8.00066          0
   01/01/2009 to 12/31/2009.........  $ 8.00066    $ 9.42913          0
   01/01/2010 to 12/31/2010.........  $ 9.42913    $10.23631          0
   01/01/2011 to 12/31/2011.........  $10.23631    $10.15048          0
   01/01/2012 to 12/31/2012.........  $10.15048    $10.99940          0
   01/01/2013 to 12/31/2013.........  $10.99940    $11.79406          0
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.01841    $10.06767          0
   01/01/2012 to 12/31/2012.........  $10.06767    $10.58713          0
   01/01/2013 to 12/31/2013.........  $10.58713    $10.15419          0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11404    $ 6.08863       1,214
   01/01/2009 to 12/31/2009.........  $ 6.08863    $ 7.53059           0
   01/01/2010 to 12/31/2010.........  $ 7.53059    $ 8.79989           0
   01/01/2011 to 12/31/2011.........  $ 8.79989    $ 8.10314           0
   01/01/2012 to 12/31/2012.........  $ 8.10314    $ 8.98346           0
   01/01/2013 to 12/31/2013.........  $ 8.98346    $10.32177           0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99849    $ 8.88965           0
   01/01/2012 to 12/31/2012.........  $ 8.88965    $ 9.87612           0
   01/01/2013 to 12/31/2013.........  $ 9.87612    $11.86832           0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08105    $ 7.33816           0
   01/01/2009 to 12/31/2009.........  $ 7.33816    $ 8.88974           0
   01/01/2010 to 12/31/2010.........  $ 8.88974    $ 9.76823           0
   01/01/2011 to 12/31/2011.........  $ 9.76823    $ 9.41669           0
   01/01/2012 to 12/31/2012.........  $ 9.41669    $10.19577           0
   01/01/2013 to 12/31/2013.........  $10.19577    $11.25550           0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09923    $ 6.68990           0
   01/01/2009 to 12/31/2009.........  $ 6.68990    $ 8.33178           0
   01/01/2010 to 12/31/2010.........  $ 8.33178    $ 9.35347           0
   01/01/2011 to 12/31/2011.........  $ 9.35347    $ 8.96419           0
   01/01/2012 to 12/31/2012.........  $ 8.96419    $10.20048           0
   01/01/2013 to 12/31/2013.........  $10.20048    $11.82366           0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08669    $ 7.08517           0
   01/01/2009 to 12/31/2009.........  $ 7.08517    $ 8.86334           0
   01/01/2010 to 12/31/2010.........  $ 8.86334    $ 9.73007           0
   01/01/2011 to 12/31/2011.........  $ 9.73007    $ 9.23030           0
   01/01/2012 to 12/31/2012.........  $ 9.23030    $10.07132           0
   01/01/2013 to 12/31/2013.........  $10.07132    $11.31196           0
AST SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.06879    $ 7.55512           0
   01/01/2009 to 12/31/2009.........  $ 7.55512    $ 9.42045           0
   01/01/2010 to 12/31/2010.........  $ 9.42045    $11.65332           0
   01/01/2011 to 12/31/2011.........  $11.65332    $10.75786           0
   01/01/2012 to 12/31/2012.........  $10.75786    $12.48001           0
   01/01/2013 to 12/31/2013.........  $12.48001    $16.83581           0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09538    $ 7.44707           0
   01/01/2009 to 12/31/2009.........  $ 7.44707    $ 9.07651           0
   01/01/2010 to 12/31/2010.........  $ 9.07651    $ 9.93939           0
   01/01/2011 to 12/31/2011.........  $ 9.93939    $ 9.95250           0
   01/01/2012 to 12/31/2012.........  $ 9.95250    $11.08999           0
   01/01/2013 to 12/31/2013.........  $11.08999    $12.72114           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.17686    $ 6.09430           0
   01/01/2009 to 12/31/2009.........  $ 6.09430    $ 7.40731           0
   01/01/2010 to 12/31/2010.........  $ 7.40731    $ 8.23578           0
   01/01/2011 to 12/31/2011.........  $ 8.23578    $ 7.95365           0
   01/01/2012 to 12/31/2012.........  $ 7.95365    $ 9.15588           0
   01/01/2013 to 12/31/2013.........  $ 9.15588    $11.65790           0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.17984    $ 6.21461           0
   01/01/2009 to 12/31/2009.........  $ 6.21461    $ 9.35809           0
   01/01/2010 to 12/31/2010.........  $ 9.35809    $10.64054           0
   01/01/2011 to 12/31/2011.........  $10.64054    $10.27016           0
   01/01/2012 to 12/31/2012.........  $10.27016    $11.85593           0
   01/01/2013 to 12/31/2013.........  $11.85593    $16.76518           0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.86542    $ 4.67759           0
   01/01/2009 to 12/31/2009.........  $ 4.67759    $ 6.85892           0
   01/01/2010 to 12/31/2010.........  $ 6.85892    $ 8.11160           0
   01/01/2011 to 12/31/2011.........  $ 8.11160    $ 6.77612           0
   01/01/2012 to 12/31/2012.........  $ 6.77612    $ 6.89329           0
   01/01/2013 to 12/31/2013.........  $ 6.89329    $ 7.80884           0
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.96092    $ 9.19113           0
   01/01/2009 to 12/31/2009.........  $ 9.19113    $10.11731           0
   01/01/2010 to 12/31/2010.........  $10.11731    $10.50380           0
   01/01/2011 to 12/31/2011.........  $10.50380    $10.73826           0
   01/01/2012 to 12/31/2012.........  $10.73826    $11.09352           0
   01/01/2013 to 12/31/2013.........  $11.09352    $10.48297           0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.12662    $ 6.08294           0
   01/01/2009 to 12/31/2009.........  $ 6.08294    $ 7.67028           0
   01/01/2010 to 12/31/2010.........  $ 7.67028    $ 8.63306           0
   01/01/2011 to 12/31/2011.........  $ 8.63306    $ 8.18338           0
   01/01/2012 to 12/31/2012.........  $ 8.18338    $ 8.91867           0
   01/01/2013 to 12/31/2013.........  $ 8.91867    $10.55175           0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.00920    $ 9.08154           0
   01/01/2009 to 12/31/2009.........  $ 9.08154    $ 9.95339           0
   01/01/2010 to 12/31/2010.........  $ 9.95339    $10.53441           0
   01/01/2011 to 12/31/2011.........  $10.53441    $10.96619           0
   01/01/2012 to 12/31/2012.........  $10.96619    $11.61193           0
   01/01/2013 to 12/31/2013.........  $11.61193    $11.23057           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07806    $ 6.63510       8,338
   01/01/2009 to 12/31/2009.........  $ 6.63510    $ 8.47299       6,541
   01/01/2010 to 12/31/2010.........  $ 8.47299    $ 9.17078       2,549
   01/01/2011 to 12/31/2011.........  $ 9.17078    $ 8.85376       2,655
   01/01/2012 to 09/21/2012.........  $ 8.85376    $ 9.90678           0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.08894    $ 7.66221         0
   01/01/2009 to 12/31/2009........  $ 7.66221    $ 9.14524         0
   01/01/2010 to 12/31/2010........  $ 9.14524    $10.53788         0
   01/01/2011 to 12/31/2011........  $10.53788    $11.06533         0
   01/01/2012 to 12/31/2012........  $11.06533    $12.04334         0
   01/01/2013 to 12/31/2013........  $12.04334    $15.18854         0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008.......  $10.26795    $ 7.03392         0
   01/01/2009 to 12/31/2009........  $ 7.03392    $ 9.03342         0
   01/01/2010 to 12/31/2010........  $ 9.03342    $10.76619         0
   01/01/2011 to 12/31/2011........  $10.76619    $11.15196         0
   01/01/2012 to 12/31/2012........  $11.15196    $13.36838         0
   01/01/2013 to 12/31/2013........  $13.36838    $18.35828         0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008.......  $10.38565    $ 5.26565         0
   01/01/2009 to 12/31/2009........  $ 5.26565    $ 5.94594         0
   01/01/2010 to 12/31/2010........  $ 5.94594    $ 6.47589         0
   01/01/2011 to 12/31/2011........  $ 6.47589    $ 5.47881         0
   01/01/2012 to 12/31/2012........  $ 5.47881    $ 6.70915         0
   01/01/2013 to 12/31/2013........  $ 6.70915    $ 8.70016         0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008.......  $10.15187    $ 8.32611         0
   01/01/2009 to 12/31/2009........  $ 8.32611    $ 9.77331         0
   01/01/2010 to 12/31/2010........  $ 9.77331    $ 9.86852         0
   01/01/2011 to 12/31/2011........  $ 9.86852    $10.66914         0
   01/01/2012 to 12/31/2012........  $10.66914    $12.29789         0
   01/01/2013 to 12/31/2013........  $12.29789    $16.87479         0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008.......  $10.16538    $ 6.08946         0
   01/01/2009 to 12/31/2009........  $ 6.08946    $ 7.41951         0
   01/01/2010 to 12/31/2010........  $ 7.41951    $ 9.01467         0
   01/01/2011 to 12/31/2011........  $ 9.01467    $ 8.69300         0
   01/01/2012 to 12/31/2012........  $ 8.69300    $ 9.88303         0
   01/01/2013 to 12/31/2013........  $ 9.88303    $13.40882         0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008.......  $10.11061    $ 6.70828         0
   01/01/2009 to 12/31/2009........  $ 6.70828    $ 8.54469         0
   01/01/2010 to 12/31/2010........  $ 8.54469    $ 9.49532         0
   01/01/2011 to 12/31/2011........  $ 9.49532    $ 9.61467         0
   01/01/2012 to 12/31/2012........  $ 9.61467    $10.64000         0
   01/01/2013 to 12/31/2013........  $10.64000    $13.64996         0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008.......  $10.24139    $ 6.26405         0
   01/01/2009 to 12/31/2009........  $ 6.26405    $ 7.34729         0
   01/01/2010 to 12/31/2010........  $ 7.34729    $ 8.14379         0
   01/01/2011 to 12/31/2011........  $ 8.14379    $ 7.89362         0
   01/01/2012 to 12/31/2012........  $ 7.89362    $ 8.94486         0
   01/01/2013 to 12/31/2013........  $ 8.94486    $11.40750         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008.......  $10.07238    $ 6.19211         0
   01/01/2009 to 12/31/2009........  $ 6.19211    $ 8.40894         0
   01/01/2010 to 12/31/2010........  $ 8.40894    $10.60215         0
   01/01/2011 to 12/31/2011........  $10.60215    $10.10842         0
   01/01/2012 to 12/31/2012........  $10.10842    $11.45069         0
   01/01/2013 to 12/31/2013........  $11.45069    $14.67425         0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008.......  $10.18836    $ 6.45628         0
   01/01/2009 to 12/31/2009........  $ 6.45628    $ 8.29575         0
   01/01/2010 to 12/31/2010........  $ 8.29575    $ 9.81056         0
   01/01/2011 to 12/31/2011........  $ 9.81056    $ 9.25438         0
   01/01/2012 to 12/31/2012........  $ 9.25438    $10.59088         0
   01/01/2013 to 12/31/2013........  $10.59088    $13.74226         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008.......  $10.25886    $ 5.51137         0
   01/01/2009 to 12/31/2009........  $ 5.51137    $ 6.92070         0
   01/01/2010 to 12/31/2010........  $ 6.92070    $ 8.47271         0
   01/01/2011 to 12/31/2011........  $ 8.47271    $ 8.71397         0
   01/01/2012 to 12/31/2012........  $ 8.71397    $10.02433         0
   01/01/2013 to 12/31/2013........  $10.02433    $ 9.85104         0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008.......  $10.11351    $ 6.80139         0
   01/01/2009 to 12/31/2009........  $ 6.80139    $ 8.42525         0
   01/01/2010 to 12/31/2010........  $ 8.42525    $10.39993         0
   01/01/2011 to 12/31/2011........  $10.39993    $10.34192         0
   01/01/2012 to 12/31/2012........  $10.34192    $11.42077         0
   01/01/2013 to 12/31/2013........  $11.42077    $15.74612         0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008.......  $10.22851    $ 7.17028         0
   01/01/2009 to 12/31/2009........  $ 7.17028    $ 8.47617         0
   01/01/2010 to 12/31/2010........  $ 8.47617    $10.16152         0
   01/01/2011 to 12/31/2011........  $10.16152    $ 9.56771         0
   01/01/2012 to 12/31/2012........  $ 9.56771    $10.91100         0
   01/01/2013 to 12/31/2013........  $10.91100    $14.74867         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008.......  $10.27808    $ 7.25976         0
   01/01/2009 to 12/31/2009........  $ 7.25976    $ 7.64946         0
   01/01/2010 to 12/31/2010........  $ 7.64946    $ 8.68842         0
   01/01/2011 to 12/31/2011........  $ 8.68842    $ 8.69004         0
   01/01/2012 to 12/31/2012........  $ 8.69004    $ 9.94084         0
   01/01/2013 to 12/31/2013........  $ 9.94084    $10.93801         0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008.......  $10.09853    $ 7.20642         0
   01/01/2009 to 12/31/2009........  $ 7.20642    $ 7.83486         0
   01/01/2010 to 12/31/2010........  $ 7.83486    $ 8.15010         0
   01/01/2011 to 12/31/2011........  $ 8.15010    $ 9.40326         0
   01/01/2012 to 12/31/2012........  $ 9.40326    $ 9.24487         0
   01/01/2013 to 12/31/2013........  $ 9.24487    $10.28514         0


* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

   ACCUMULATION UNIT VALUES: COMBINATION 5% ROLL UP AND HAV DEATH BENEFIT OR
                   HIGHEST DAILY VALUE DEATH BENEFIT (2.00%)


                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.09551    $ 6.96330       21,165
   01/01/2009 to 12/31/2009........  $ 6.96330    $ 8.48932       29,611
   01/01/2010 to 12/31/2010........  $ 8.48932    $ 9.31844       30,273
   01/01/2011 to 12/31/2011........  $ 9.31844    $ 8.89288       23,460
   01/01/2012 to 12/31/2012........  $ 8.89288    $ 9.81352        4,898
   01/01/2013 to 12/31/2013........  $ 9.81352    $10.58039        1,693
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.32163    $ 7.20529        2,651
   01/01/2009 to 12/31/2009........  $ 7.20529    $ 8.91466        3,289
   01/01/2010 to 12/31/2010........  $ 8.91466    $ 9.93758        3,363
   01/01/2011 to 12/31/2011........  $ 9.93758    $ 9.75359        2,669
   01/01/2012 to 12/31/2012........  $ 9.75359    $10.86695        2,848
   01/01/2013 to 12/31/2013........  $10.86695    $12.41758        2,758
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.10124    $ 6.10700            0
   01/01/2009 to 12/31/2009........  $ 6.10700    $ 7.05119            0
   01/01/2010 to 12/31/2010........  $ 7.05119    $ 7.86990            0
   01/01/2011 to 12/31/2011........  $ 7.86990    $ 7.99111            0
   01/01/2012 to 05/04/2012........  $ 7.99111    $ 8.67326            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.19781    $ 7.29038       79,410
   01/01/2009 to 12/31/2009........  $ 7.29038    $ 8.81240      113,007
   01/01/2010 to 12/31/2010........  $ 8.81240    $ 9.70328      123,978
   01/01/2011 to 12/31/2011........  $ 9.70328    $ 9.39739       86,899
   01/01/2012 to 12/31/2012........  $ 9.39739    $10.36189       85,259
   01/01/2013 to 12/31/2013........  $10.36189    $11.95116       87,378

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011.......  $ 9.99837    $ 9.14728            0
   01/01/2012 to 12/31/2012........  $ 9.14728    $10.03408            0
   01/01/2013 to 12/31/2013........  $10.03408    $10.90457            0
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99837    $10.47735            0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009.......  $ 9.99891    $ 9.36236            0
   01/01/2010 to 12/31/2010........  $ 9.36236    $10.14931            0
   01/01/2011 to 12/31/2011........  $10.14931    $10.90959            0
   01/01/2012 to 12/31/2012........  $10.90959    $11.14047            0
   01/01/2013 to 12/31/2013........  $11.14047    $10.84668            0
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008.......  $10.02964    $12.15196        5,044
   01/01/2009 to 12/31/2009........  $12.15196    $11.19256          284
   01/01/2010 to 12/31/2010........  $11.19256    $12.20028            0
   01/01/2011 to 12/31/2011........  $12.20028    $13.58541            0
   01/01/2012 to 12/31/2012........  $13.58541    $14.07951            0
   01/01/2013 to 12/31/2013........  $14.07951    $13.36921            0
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008.......  $10.02961    $12.20922            0
   01/01/2009 to 12/31/2009........  $12.20922    $11.04775       19,466
   01/01/2010 to 12/31/2010........  $11.04775    $12.06135       19,372
   01/01/2011 to 12/31/2011........  $12.06135    $13.71364       19,372
   01/01/2012 to 12/31/2012........  $13.71364    $14.23169       19,372
   01/01/2013 to 12/31/2013........  $14.23169    $13.27814       19,372
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009.......  $ 9.99891    $ 8.77422            0
   01/01/2010 to 12/31/2010........  $ 8.77422    $ 9.62088       25,179
   01/01/2011 to 12/31/2011........  $ 9.62088    $11.19386          135
   01/01/2012 to 12/31/2012........  $11.19386    $11.66716            0
   01/01/2013 to 12/31/2013........  $11.66716    $10.69283            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010.......  $ 9.99783    $10.98990        2,878
   01/01/2011 to 12/31/2011........  $10.98990    $12.96164       13,177
   01/01/2012 to 12/31/2012........  $12.96164    $13.57004       13,177
   01/01/2013 to 12/31/2013........  $13.57004    $12.37228            0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011.......  $ 9.99837    $12.00054        4,551
   01/01/2012 to 12/31/2012........  $12.00054    $12.45243        4,787
   01/01/2013 to 12/31/2013........  $12.45243    $11.01817            0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012.......  $ 9.99783    $10.38164            0
   01/01/2013 to 12/31/2013........  $10.38164    $ 9.13969       33,017
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013.......  $ 9.99891    $ 8.73495        8,531
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.98738    $ 6.63661       42,778
   01/01/2009 to 12/31/2009........  $ 6.63661    $ 8.15440        6,851
   01/01/2010 to 12/31/2010........  $ 8.15440    $ 9.06354        7,431
   01/01/2011 to 12/31/2011........  $ 9.06354    $ 8.67023       22,797
   01/01/2012 to 12/31/2012........  $ 8.67023    $ 9.66614       28,617
   01/01/2013 to 12/31/2013........  $ 9.66614    $11.62563       33,327
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013.......  $ 9.99837    $11.63127            0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.45886    $ 5.95633            0
   01/01/2009 to 12/31/2009........  $ 5.95633    $ 7.70368            0
   01/01/2010 to 12/31/2010........  $ 7.70368    $ 9.71947            0
   01/01/2011 to 12/31/2011........  $ 9.71947    $10.15692            0
   01/01/2012 to 12/31/2012........  $10.15692    $11.48537            0
   01/01/2013 to 12/31/2013........  $11.48537    $11.61264            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 07/18/2008.......  $ 8.66823    $ 8.06950            0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99837    $ 9.66831            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.15217    $ 5.59124            0
   01/01/2009 to 12/31/2009........  $ 5.59124    $ 7.27185            0
   01/01/2010 to 12/31/2010........  $ 7.27185    $ 9.44933            0
   01/01/2011 to 12/31/2011........  $ 9.44933    $ 8.04934            0
   01/01/2012 to 12/31/2012........  $ 8.04934    $ 9.47502            0
   01/01/2013 to 12/31/2013........  $ 9.47502    $13.08006            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.10352    $ 7.49086            0
   01/01/2009 to 12/31/2009........  $ 7.49086    $ 8.90284            0
   01/01/2010 to 12/31/2010........  $ 8.90284    $ 9.89103            0
   01/01/2011 to 12/31/2011........  $ 9.89103    $ 9.45734            0
   01/01/2012 to 12/31/2012........  $ 9.45734    $10.53557            0
   01/01/2013 to 12/31/2013........  $10.53557    $12.31431            0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.05081    $ 6.68856        6,445
   01/01/2009 to 12/31/2009........  $ 6.68856    $ 8.12119       12,852
   01/01/2010 to 12/31/2010........  $ 8.12119    $ 9.10528        7,395
   01/01/2011 to 12/31/2011........  $ 9.10528    $ 8.79235        6,290
   01/01/2012 to 12/31/2012........  $ 8.79235    $ 9.53605        3,514
   01/01/2013 to 12/31/2013........  $ 9.53605    $10.72878        1,879
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008.......  $ 9.99838    $ 7.46229          447
   01/01/2009 to 11/13/2009........  $ 7.46229    $ 8.32307            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012.......  $ 9.99837    $10.72497        4,655
   01/01/2013 to 12/31/2013........  $10.72497    $13.08749        4,004
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99837    $10.79306            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008.......  $10.17506    $ 6.10465            0
   01/01/2009 to 12/31/2009........  $ 6.10465    $ 8.08534            0
   01/01/2010 to 12/31/2010........  $ 8.08534    $ 9.52771            0
   01/01/2011 to 12/31/2011........  $ 9.52771    $ 8.87015            0
   01/01/2012 to 12/31/2012........  $ 8.87015    $11.02655            0
   01/01/2013 to 12/31/2013........  $11.02655    $11.28002            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.98704    $ 6.08795            0
   01/01/2009 to 12/31/2009........  $ 6.08795    $ 8.91680            0
   01/01/2010 to 12/31/2010........  $ 8.91680    $ 9.64107            0
   01/01/2011 to 12/31/2011........  $ 9.64107    $ 9.07796            0
   01/01/2012 to 12/31/2012........  $ 9.07796    $10.65840            0
   01/01/2013 to 12/31/2013........  $10.65840    $13.55661            0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.34177    $ 5.92701        2,881
   01/01/2009 to 12/31/2009........  $ 5.92701    $ 6.92560            0
   01/01/2010 to 12/31/2010........  $ 6.92560    $ 7.66452            0
   01/01/2011 to 12/31/2011........  $ 7.66452    $ 7.09949            0
   01/01/2012 to 12/31/2012........  $ 7.09949    $ 8.32876            0
   01/01/2013 to 12/31/2013........  $ 8.32876    $10.90420            0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.32662    $ 6.04394            0
   01/01/2009 to 12/31/2009........  $ 6.04394    $ 9.30832          341
   01/01/2010 to 12/31/2010........  $ 9.30832    $10.93481          357
   01/01/2011 to 12/31/2011........  $10.93481    $10.40118          357
   01/01/2012 to 12/31/2012........  $10.40118    $12.19665          357
   01/01/2013 to 12/31/2013........  $12.19665    $15.80652          357
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.08919    $ 7.59959        4,254
   01/01/2009 to 12/31/2009........  $ 7.59959    $ 9.19243        5,320
   01/01/2010 to 12/31/2010........  $ 9.19243    $10.05726        5,286
   01/01/2011 to 12/31/2011........  $10.05726    $ 9.81014        4,057
   01/01/2012 to 12/31/2012........  $ 9.81014    $10.59140        4,802
   01/01/2013 to 12/31/2013........  $10.59140    $11.40318        4,648

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008.......  $10.03326    $ 7.62849            0
   01/01/2009 to 12/31/2009........  $ 7.62849    $ 9.48655            0
   01/01/2010 to 12/31/2010........  $ 9.48655    $11.78990            0
   01/01/2011 to 12/31/2011........  $11.78990    $11.70926            0
   01/01/2012 to 12/31/2012........  $11.70926    $13.28002            0
   01/01/2013 to 12/31/2013........  $13.28002    $18.07246            0
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.34863    $ 6.02426            0
   01/01/2009 to 12/31/2009........  $ 6.02426    $ 6.98434            0
   01/01/2010 to 12/31/2010........  $ 6.98434    $ 7.69919            0
   01/01/2011 to 12/31/2011........  $ 7.69919    $ 7.51114            0
   01/01/2012 to 12/31/2012........  $ 7.51114    $ 8.35028            0
   01/01/2013 to 12/31/2013........  $ 8.35028    $11.02125            0
AST HIGH YIELD PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.60380    $ 7.67272            0
   01/01/2009 to 12/31/2009........  $ 7.67272    $10.19632            0
   01/01/2010 to 12/31/2010........  $10.19632    $11.34562            0
   01/01/2011 to 12/31/2011........  $11.34562    $11.47618            0
   01/01/2012 to 12/31/2012........  $11.47618    $12.81144            0
   01/01/2013 to 12/31/2013........  $12.81144    $13.46171            0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.49604    $ 5.39424        1,348
   01/01/2009 to 12/31/2009........  $ 5.39424    $ 7.15452            0
   01/01/2010 to 12/31/2010........  $ 7.15452    $ 8.03101            0
   01/01/2011 to 12/31/2011........  $ 8.03101    $ 6.85583            0
   01/01/2012 to 12/31/2012........  $ 6.85583    $ 8.08984            0
   01/01/2013 to 12/31/2013........  $ 8.08984    $ 9.44239            0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.87987    $ 5.74172        1,274
   01/01/2009 to 12/31/2009........  $ 5.74172    $ 7.34575            0
   01/01/2010 to 12/31/2010........  $ 7.34575    $ 7.99967            0
   01/01/2011 to 12/31/2011........  $ 7.99967    $ 6.85845            0
   01/01/2012 to 12/31/2012........  $ 6.85845    $ 7.84487            0
   01/01/2013 to 12/31/2013........  $ 7.84487    $ 9.18809            0
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.02949    $10.76729       61,513
   01/01/2009 to 12/31/2009........  $10.76729    $11.74908       15,314
   01/01/2010 to 12/31/2010........  $11.74908    $12.76362        1,040
   01/01/2011 to 12/31/2011........  $12.76362    $14.07075       43,576
   01/01/2012 to 12/31/2012........  $14.07075    $15.09093       17,057
   01/01/2013 to 12/31/2013........  $15.09093    $14.32384       13,783

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.11170    $ 7.12451           0
   01/01/2009 to 12/31/2009........  $ 7.12451    $ 8.84721           0
   01/01/2010 to 12/31/2010........  $ 8.84721    $ 9.87201           0
   01/01/2011 to 12/31/2011........  $ 9.87201    $ 9.62331           0
   01/01/2012 to 12/31/2012........  $ 9.62331    $10.71552           0
   01/01/2013 to 12/31/2013........  $10.71552    $12.21546           0
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.06285    $ 5.93648       2,858
   01/01/2009 to 12/31/2009........  $ 5.93648    $ 7.90824       2,426
   01/01/2010 to 12/31/2010........  $ 7.90824    $ 8.30893       2,731
   01/01/2011 to 12/31/2011........  $ 8.30893    $ 7.40062       2,731
   01/01/2012 to 12/31/2012........  $ 7.40062    $ 8.84469       2,731
   01/01/2013 to 12/31/2013........  $ 8.84469    $10.00301       2,731
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.21811    $ 7.81882       2,069
   01/01/2009 to 12/31/2009........  $ 7.81882    $ 9.35320       3,349
   01/01/2010 to 12/31/2010........  $ 9.35320    $ 9.84066       3,622
   01/01/2011 to 12/31/2011........  $ 9.84066    $ 9.67022       2,090
   01/01/2012 to 12/31/2012........  $ 9.67022    $10.49628       2,839
   01/01/2013 to 12/31/2013........  $10.49628    $11.42545       3,166
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009.......  $10.08376    $10.28629           0
   01/01/2010 to 12/31/2010........  $10.28629    $11.22561           0
   01/01/2011 to 12/31/2011........  $11.22561    $11.07842           0
   01/01/2012 to 12/31/2012........  $11.07842    $12.50999           0
   01/01/2013 to 12/31/2013........  $12.50999    $16.74023           0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009.......  $10.14514    $10.29611           0
   01/01/2010 to 12/31/2010........  $10.29611    $11.47933           0
   01/01/2011 to 12/31/2011........  $11.47933    $10.59336           0
   01/01/2012 to 12/31/2012........  $10.59336    $11.75942           0
   01/01/2013 to 12/31/2013........  $11.75942    $15.15203           0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.15168    $ 5.47685           0
   01/01/2009 to 12/31/2009........  $ 5.47685    $ 6.41273           0
   01/01/2010 to 12/31/2010........  $ 6.41273    $ 7.11421           0
   01/01/2011 to 12/31/2011........  $ 7.11421    $ 6.68293           0
   01/01/2012 to 12/31/2012........  $ 6.68293    $ 7.65784           0
   01/01/2013 to 12/31/2013........  $ 7.65784    $10.50016           0
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.98124    $ 5.97186           0
   01/01/2009 to 12/31/2009........  $ 5.97186    $ 7.59687       2,099
   01/01/2010 to 12/31/2010........  $ 7.59687    $ 8.91884       2,262
   01/01/2011 to 12/31/2011........  $ 8.91884    $ 8.66411       2,262
   01/01/2012 to 12/31/2012........  $ 8.66411    $ 9.53565       2,262
   01/01/2013 to 12/31/2013........  $ 9.53565    $12.77095       2,262
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.37930    $ 7.81406           0
   01/01/2009 to 12/31/2009........  $ 7.81406    $10.31155           0
   01/01/2010 to 12/31/2010........  $10.31155    $11.46522           0
   01/01/2011 to 12/31/2011........  $11.46522    $12.38372           0
   01/01/2012 to 12/31/2012........  $12.38372    $12.86007           0
   01/01/2013 to 12/31/2013........  $12.86007    $12.35540           0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.17077    $ 6.74262           0
   01/01/2009 to 12/31/2009........  $ 6.74262    $ 8.69300           0
   01/01/2010 to 12/31/2010........  $ 8.69300    $ 9.54906           0
   01/01/2011 to 12/31/2011........  $ 9.54906    $ 9.06853           0
   01/01/2012 to 12/31/2012........  $ 9.06853    $10.94202           0
   01/01/2013 to 12/31/2013........  $10.94202    $13.69158           0
AST MFS GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.37511    $ 6.71375           0
   01/01/2009 to 12/31/2009........  $ 6.71375    $ 8.18166           0
   01/01/2010 to 12/31/2010........  $ 8.18166    $ 9.04647           0
   01/01/2011 to 12/31/2011........  $ 9.04647    $ 8.81632           0
   01/01/2012 to 12/31/2012........  $ 8.81632    $10.11951           0
   01/01/2013 to 12/31/2013........  $10.11951    $13.56240           0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012.......  $ 9.99837    $10.18469           0
   01/01/2013 to 12/31/2013........  $10.18469    $13.42998           0
AST MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.74562    $ 5.90672           0
   01/01/2009 to 12/31/2009........  $ 5.90672    $ 8.04258         788
   01/01/2010 to 12/31/2010........  $ 8.04258    $ 9.74614         813
   01/01/2011 to 12/31/2011........  $ 9.74614    $ 9.22525         813
   01/01/2012 to 12/31/2012........  $ 9.22525    $10.70891         813
   01/01/2013 to 12/31/2013........  $10.70891    $13.90196         813

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.15985    $10.16688        4,229
   01/01/2009 to 12/31/2009........  $10.16688    $ 9.99180            1
   01/01/2010 to 12/31/2010........  $ 9.99180    $ 9.79807            1
   01/01/2011 to 12/31/2011........  $ 9.79807    $ 9.60811            1
   01/01/2012 to 12/31/2012........  $ 9.60811    $ 9.42024            1
   01/01/2013 to 12/31/2013........  $ 9.42024    $ 9.23527       28,225
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.65192    $ 5.66775            0
   01/01/2009 to 12/31/2009........  $ 5.66775    $ 7.81493            0
   01/01/2010 to 12/31/2010........  $ 7.81493    $ 9.45711            0
   01/01/2011 to 12/31/2011........  $ 9.45711    $ 9.04138            0
   01/01/2012 to 12/31/2012........  $ 9.04138    $10.38176            0
   01/01/2013 to 12/31/2013........  $10.38176    $14.45353            0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011.......  $10.02828    $10.06521            0
   01/01/2012 to 12/31/2012........  $10.06521    $10.34809            0
   01/01/2013 to 12/31/2013........  $10.34809    $ 9.85740            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.54437    $ 5.84206            0
   01/01/2009 to 12/31/2009........  $ 5.84206    $ 7.43344            0
   01/01/2010 to 12/31/2010........  $ 7.43344    $ 9.37744            0
   01/01/2011 to 12/31/2011........  $ 9.37744    $ 9.34868            0
   01/01/2012 to 12/31/2012........  $ 9.34868    $10.29967            0
   01/01/2013 to 12/31/2013........  $10.29967    $13.39035            0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.15161    $ 6.32280            0
   01/01/2009 to 12/31/2009........  $ 6.32280    $ 7.59732            0
   01/01/2010 to 12/31/2010........  $ 7.59732    $ 8.95779            0
   01/01/2011 to 04/29/2011........  $ 8.95779    $10.03712            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012.......  $ 9.99837    $10.30137            0
   01/01/2013 to 12/31/2013........  $10.30137    $12.00932            0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008.......  $10.10112    $ 5.56589            0
   01/01/2009 to 12/31/2009........  $ 5.56589    $ 9.08604            0
   01/01/2010 to 12/31/2010........  $ 9.08604    $10.89161            0
   01/01/2011 to 12/31/2011........  $10.89161    $ 8.51341            0
   01/01/2012 to 12/31/2012........  $ 8.51341    $ 9.84244            0
   01/01/2013 to 12/31/2013........  $ 9.84244    $ 9.67074            0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.50651    $10.24080            0
   01/01/2009 to 12/31/2009........  $10.24080    $11.06679            0
   01/01/2010 to 12/31/2010........  $11.06679    $11.27238            0
   01/01/2011 to 12/31/2011........  $11.27238    $11.29986            0
   01/01/2012 to 12/31/2012........  $11.29986    $11.59769            0
   01/01/2013 to 12/31/2013........  $11.59769    $11.12274            0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.86023    $10.14838        2,807
   01/01/2009 to 12/31/2009........  $10.14838    $11.59335       21,614
   01/01/2010 to 12/31/2010........  $11.59335    $12.24288       20,728
   01/01/2011 to 12/31/2011........  $12.24288    $12.38430       20,728
   01/01/2012 to 12/31/2012........  $12.38430    $13.27246       20,728
   01/01/2013 to 12/31/2013........  $13.27246    $12.77270            0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.41138    $ 8.27260       43,668
   01/01/2009 to 12/31/2009........  $ 8.27260    $ 9.73531       43,451
   01/01/2010 to 12/31/2010........  $ 9.73531    $10.55321       21,482
   01/01/2011 to 12/31/2011........  $10.55321    $10.44937       28,626
   01/01/2012 to 12/31/2012........  $10.44937    $11.30668       26,053
   01/01/2013 to 12/31/2013........  $11.30668    $12.10579       15,398
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011.......  $10.01829    $10.06512            0
   01/01/2012 to 12/31/2012........  $10.06512    $10.56877            0
   01/01/2013 to 12/31/2013........  $10.56877    $10.12158            0
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.19689    $ 6.13261        8,118
   01/01/2009 to 12/31/2009........  $ 6.13261    $ 7.57385       33,561
   01/01/2010 to 12/31/2010........  $ 7.57385    $ 8.83745       41,788
   01/01/2011 to 12/31/2011........  $ 8.83745    $ 8.12580       19,244
   01/01/2012 to 12/31/2012........  $ 8.12580    $ 8.99525       23,944
   01/01/2013 to 12/31/2013........  $ 8.99525    $10.32007       18,778
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.29071    $ 5.84939            0
   01/01/2009 to 12/31/2009........  $ 5.84939    $ 6.98586            0
   01/01/2010 to 12/31/2010........  $ 6.98586    $ 7.87945            0
   01/01/2011 to 12/31/2011........  $ 7.87945    $ 7.99204            0
   01/01/2012 to 12/31/2012........  $ 7.99204    $ 9.30824            0
   01/01/2013 to 12/31/2013........  $ 9.30824    $12.08471            0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011.......  $ 9.99837    $ 8.88085            0
   01/01/2012 to 12/31/2012........  $ 8.88085    $ 9.85166            0
   01/01/2013 to 12/31/2013........  $ 9.85166    $11.82148            0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.08101    $ 7.33097       28,762
   01/01/2009 to 12/31/2009........  $ 7.33097    $ 8.86793       29,625
   01/01/2010 to 12/31/2010........  $ 8.86793    $ 9.72995       29,810
   01/01/2011 to 12/31/2011........  $ 9.72995    $ 9.36585       29,036
   01/01/2012 to 12/31/2012........  $ 9.36585    $10.12571       27,448
   01/01/2013 to 12/31/2013........  $10.12571    $11.16163       27,449

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.09919    $ 6.68338            0
   01/01/2009 to 12/31/2009........  $ 6.68338    $ 8.31141            0
   01/01/2010 to 12/31/2010........  $ 8.31141    $ 9.31690            0
   01/01/2011 to 12/31/2011........  $ 9.31690    $ 8.91610            0
   01/01/2012 to 12/31/2012........  $ 8.91610    $10.13078            0
   01/01/2013 to 12/31/2013........  $10.13078    $11.72558            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.14713    $ 7.12072        5,321
   01/01/2009 to 12/31/2009........  $ 7.12072    $ 8.89454        7,095
   01/01/2010 to 12/31/2010........  $ 8.89454    $ 9.75005        7,148
   01/01/2011 to 12/31/2011........  $ 9.75005    $ 9.23576        5,301
   01/01/2012 to 12/31/2012........  $ 9.23576    $10.06253        6,173
   01/01/2013 to 12/31/2013........  $10.06253    $11.28552        5,932
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.46336    $ 6.28194            0
   01/01/2009 to 12/31/2009........  $ 6.28194    $ 8.24680            0
   01/01/2010 to 12/31/2010........  $ 8.24680    $11.02938            0
   01/01/2011 to 12/31/2011........  $11.02938    $10.70717            0
   01/01/2012 to 12/31/2012........  $10.70717    $11.77465            0
   01/01/2013 to 12/31/2013........  $11.77465    $15.60372            0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.34639    $ 6.50560        1,503
   01/01/2009 to 12/31/2009........  $ 6.50560    $ 8.09990            0
   01/01/2010 to 12/31/2010........  $ 8.09990    $10.00506            0
   01/01/2011 to 12/31/2011........  $10.00506    $ 9.22265            0
   01/01/2012 to 12/31/2012........  $ 9.22265    $10.68323            0
   01/01/2013 to 12/31/2013........  $10.68323    $14.39067            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.03863    $ 7.39806       27,037
   01/01/2009 to 12/31/2009........  $ 7.39806    $ 9.00350       31,614
   01/01/2010 to 12/31/2010........  $ 9.00350    $ 9.84496       28,629
   01/01/2011 to 12/31/2011........  $ 9.84496    $ 9.84336       26,239
   01/01/2012 to 12/31/2012........  $ 9.84336    $10.95219       18,559
   01/01/2013 to 12/31/2013........  $10.95219    $12.54465       13,876
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.02155    $ 5.39723            0
   01/01/2009 to 12/31/2009........  $ 5.39723    $ 6.55037        3,892
   01/01/2010 to 12/31/2010........  $ 6.55037    $ 7.27236        4,259
   01/01/2011 to 12/31/2011........  $ 7.27236    $ 7.01293        4,259
   01/01/2012 to 12/31/2012........  $ 7.01293    $ 8.06098        4,259
   01/01/2013 to 12/31/2013........  $ 8.06098    $10.24872        4,259
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.61495    $ 5.86411            0
   01/01/2009 to 12/31/2009........  $ 5.86411    $ 8.81748            0
   01/01/2010 to 12/31/2010........  $ 8.81748    $10.01116            0
   01/01/2011 to 12/31/2011........  $10.01116    $ 9.64854            0
   01/01/2012 to 12/31/2012........  $ 9.64854    $11.12194            0
   01/01/2013 to 12/31/2013........  $11.12194    $15.70416            0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2008* to 12/31/2008.......  $12.03339    $ 5.69990           0
   01/01/2009 to 12/31/2009........  $ 5.69990    $ 8.34555           0
   01/01/2010 to 12/31/2010........  $ 8.34555    $ 9.85534           0
   01/01/2011 to 12/31/2011........  $ 9.85534    $ 8.22064           0
   01/01/2012 to 12/31/2012........  $ 8.22064    $ 8.35035           0
   01/01/2013 to 12/31/2013........  $ 8.35035    $ 9.44552           0
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.99567    $10.13609           0
   01/01/2009 to 12/31/2009........  $10.13609    $11.14105           0
   01/01/2010 to 12/31/2010........  $11.14105    $11.54964           0
   01/01/2011 to 12/31/2011........  $11.54964    $11.79014           0
   01/01/2012 to 12/31/2012........  $11.79014    $12.16219           0
   01/01/2013 to 12/31/2013........  $12.16219    $11.47585           0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.74663    $ 5.84907           0
   01/01/2009 to 12/31/2009........  $ 5.84907    $ 7.36456           0
   01/01/2010 to 12/31/2010........  $ 7.36456    $ 8.27666           0
   01/01/2011 to 12/31/2011........  $ 8.27666    $ 7.83397           0
   01/01/2012 to 12/31/2012........  $ 7.83397    $ 8.52527           0
   01/01/2013 to 12/31/2013........  $ 8.52527    $10.07155           0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.22718    $ 9.27028           0
   01/01/2009 to 12/31/2009........  $ 9.27028    $10.14521           0
   01/01/2010 to 12/31/2010........  $10.14521    $10.72156           0
   01/01/2011 to 12/31/2011........  $10.72156    $11.14467           0
   01/01/2012 to 12/31/2012........  $11.14467    $11.78346           0
   01/01/2013 to 12/31/2013........  $11.78346    $11.37965           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008.......  $10.07802    $ 6.62866       4,343
   01/01/2009 to 12/31/2009........  $ 6.62866    $ 8.45227       5,708
   01/01/2010 to 12/31/2010........  $ 8.45227    $ 9.13481       5,179
   01/01/2011 to 12/31/2011........  $ 9.13481    $ 8.80608       4,303
   01/01/2012 to 09/21/2012........  $ 8.80608    $ 9.84281           0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.08890    $ 7.65473           0
   01/01/2009 to 12/31/2009........  $ 7.65473    $ 9.12280           0
   01/01/2010 to 12/31/2010........  $ 9.12280    $10.49642           0
   01/01/2011 to 12/31/2011........  $10.49642    $11.00544           0
   01/01/2012 to 12/31/2012........  $11.00544    $11.96039           0
   01/01/2013 to 12/31/2013........  $11.96039    $15.06181           0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008.......  $10.26792    $ 7.02704           0
   01/01/2009 to 12/31/2009........  $ 7.02704    $ 9.01120           0
   01/01/2010 to 12/31/2010........  $ 9.01120    $10.72399           0
   01/01/2011 to 12/31/2011........  $10.72399    $11.09200           0
   01/01/2012 to 12/31/2012........  $11.09200    $13.27685           0
   01/01/2013 to 12/31/2013........  $13.27685    $18.20586           0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008.......  $10.38561    $ 5.26039         0
   01/01/2009 to 12/31/2009........  $ 5.26039    $ 5.93110         0
   01/01/2010 to 12/31/2010........  $ 5.93110    $ 6.45020         0
   01/01/2011 to 12/31/2011........  $ 6.45020    $ 5.44902         0
   01/01/2012 to 12/31/2012........  $ 5.44902    $ 6.66288         0
   01/01/2013 to 12/31/2013........  $ 6.66288    $ 8.62751         0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008.......  $10.15183    $ 8.31794         0
   01/01/2009 to 12/31/2009........  $ 8.31794    $ 9.74937         0
   01/01/2010 to 12/31/2010........  $ 9.74937    $ 9.82982         0
   01/01/2011 to 12/31/2011........  $ 9.82982    $10.61165         0
   01/01/2012 to 12/31/2012........  $10.61165    $12.21344         0
   01/01/2013 to 12/31/2013........  $12.21344    $16.73435         0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008.......  $10.16534    $ 6.08347         0
   01/01/2009 to 12/31/2009........  $ 6.08347    $ 7.40125         0
   01/01/2010 to 12/31/2010........  $ 7.40125    $ 8.97917         0
   01/01/2011 to 12/31/2011........  $ 8.97917    $ 8.64600         0
   01/01/2012 to 12/31/2012........  $ 8.64600    $ 9.81503         0
   01/01/2013 to 12/31/2013........  $ 9.81503    $13.29702         0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008.......  $10.11057    $ 6.70173         0
   01/01/2009 to 12/31/2009........  $ 6.70173    $ 8.52372         0
   01/01/2010 to 12/31/2010........  $ 8.52372    $ 9.45813         0
   01/01/2011 to 12/31/2011........  $ 9.45813    $ 9.56292         0
   01/01/2012 to 12/31/2012........  $ 9.56292    $10.56702         0
   01/01/2013 to 12/31/2013........  $10.56702    $13.53642         0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008.......  $10.24135    $ 6.25788         0
   01/01/2009 to 12/31/2009........  $ 6.25788    $ 7.32913         0
   01/01/2010 to 12/31/2010........  $ 7.32913    $ 8.11173         0
   01/01/2011 to 12/31/2011........  $ 8.11173    $ 7.85101         0
   01/01/2012 to 12/31/2012........  $ 7.85101    $ 8.88342         0
   01/01/2013 to 12/31/2013........  $ 8.88342    $11.31239         0
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008.......  $10.07235    $ 6.18606         0
   01/01/2009 to 12/31/2009........  $ 6.18606    $ 8.38835         0
   01/01/2010 to 12/31/2010........  $ 8.38835    $10.56068         0
   01/01/2011 to 12/31/2011........  $10.56068    $10.05406         0
   01/01/2012 to 12/31/2012........  $10.05406    $11.37229         0
   01/01/2013 to 12/31/2013........  $11.37229    $14.55229         0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008.......  $10.18832    $ 6.44991         0
   01/01/2009 to 12/31/2009........  $ 6.44991    $ 8.27544         0
   01/01/2010 to 12/31/2010........  $ 8.27544    $ 9.77229         0
   01/01/2011 to 12/31/2011........  $ 9.77229    $ 9.20467         0
   01/01/2012 to 12/31/2012........  $ 9.20467    $10.51836         0
   01/01/2013 to 12/31/2013........  $10.51836    $13.62812         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008.......  $10.25882    $ 5.50598         0
   01/01/2009 to 12/31/2009........  $ 5.50598    $ 6.90377         0
   01/01/2010 to 12/31/2010........  $ 6.90377    $ 8.43954         0
   01/01/2011 to 12/31/2011........  $ 8.43954    $ 8.66713         0
   01/01/2012 to 12/31/2012........  $ 8.66713    $ 9.95565         0
   01/01/2013 to 12/31/2013........  $ 9.95565    $ 9.76912         0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008.......  $10.11347    $ 6.79467         0
   01/01/2009 to 12/31/2009........  $ 6.79467    $ 8.40444         0
   01/01/2010 to 12/31/2010........  $ 8.40444    $10.35917         0
   01/01/2011 to 12/31/2011........  $10.35917    $10.28616         0
   01/01/2012 to 12/31/2012........  $10.28616    $11.34245         0
   01/01/2013 to 12/31/2013........  $11.34245    $15.61507         0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008.......  $10.22847    $ 7.16333         0
   01/01/2009 to 12/31/2009........  $ 7.16333    $ 8.45551         0
   01/01/2010 to 12/31/2010........  $ 8.45551    $10.12176         0
   01/01/2011 to 12/31/2011........  $10.12176    $ 9.51626         0
   01/01/2012 to 12/31/2012........  $ 9.51626    $10.83634         0
   01/01/2013 to 12/31/2013........  $10.83634    $14.62621         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008.......  $10.27804    $ 7.25266         0
   01/01/2009 to 12/31/2009........  $ 7.25266    $ 7.63063         0
   01/01/2010 to 12/31/2010........  $ 7.63063    $ 8.65440         0
   01/01/2011 to 12/31/2011........  $ 8.65440    $ 8.64325         0
   01/01/2012 to 12/31/2012........  $ 8.64325    $ 9.87271         0
   01/01/2013 to 12/31/2013........  $ 9.87271    $10.84699         0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008.......  $10.09850    $ 7.19946         0
   01/01/2009 to 12/31/2009........  $ 7.19946    $ 7.81582         0
   01/01/2010 to 12/31/2010........  $ 7.81582    $ 8.11830         0
   01/01/2011 to 12/31/2011........  $ 8.11830    $ 9.35282         0
   01/01/2012 to 12/31/2012........  $ 9.35282    $ 9.18176         0
   01/01/2013 to 12/31/2013........  $ 9.18176    $10.19984         0


*  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: TRUEINCOME OR TRUEINCOME HIGHEST DAILY (2.10%) OR
                      TRUEACCUMULATION HD 60 BPS (2.10%)


                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09271    $10.41494      157,484
   01/01/2008 to 12/31/2008........  $10.41494    $ 6.95362      108,570
   01/01/2009 to 12/31/2009........  $ 6.95362    $ 8.46930      115,425
   01/01/2010 to 12/31/2010........  $ 8.46930    $ 9.28739      114,042
   01/01/2011 to 12/31/2011........  $ 9.28739    $ 8.85448       93,713
   01/01/2012 to 12/31/2012........  $ 8.85448    $ 9.76153       67,961
   01/01/2013 to 12/31/2013........  $ 9.76153    $10.51409       56,317
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.11436    $10.46569       10,815
   01/01/2008 to 12/31/2008........  $10.46569    $ 7.19518       13,917
   01/01/2009 to 12/31/2009........  $ 7.19518    $ 8.89332       17,693
   01/01/2010 to 12/31/2010........  $ 8.89332    $ 9.90406       17,295
   01/01/2011 to 12/31/2011........  $ 9.90406    $ 9.71130       18,144
   01/01/2012 to 12/31/2012........  $ 9.71130    $10.80914       18,301
   01/01/2013 to 12/31/2013........  $10.80914    $12.33936       19,203
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.06578    $ 9.54208            0
   01/01/2008 to 12/31/2008........  $ 9.54208    $ 6.09835            0
   01/01/2009 to 12/31/2009........  $ 6.09835    $ 7.03429            0
   01/01/2010 to 12/31/2010........  $ 7.03429    $ 7.84342            0
   01/01/2011 to 12/31/2011........  $ 7.84342    $ 7.95648            0
   01/01/2012 to 05/04/2012........  $ 7.95648    $ 8.63279            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.07648    $10.42547       23,605
   01/01/2008 to 12/31/2008........  $10.42547    $ 7.28022       22,539
   01/01/2009 to 12/31/2009........  $ 7.28022    $ 8.79140       22,771
   01/01/2010 to 12/31/2010........  $ 8.79140    $ 9.67070       18,526
   01/01/2011 to 12/31/2011........  $ 9.67070    $ 9.35665       15,178
   01/01/2012 to 12/31/2012........  $ 9.35665    $10.30688       10,695
   01/01/2013 to 12/31/2013........  $10.30688    $11.87618       11,384

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011.......  $ 9.99829    $ 9.14127         0
   01/01/2012 to 12/31/2012........  $ 9.14127    $10.01764         0
   01/01/2013 to 12/31/2013........  $10.01764    $10.87613         0
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99829    $10.47030         0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009.......  $ 9.99886    $ 9.35330         0
   01/01/2010 to 12/31/2010........  $ 9.35330    $10.12961         0
   01/01/2011 to 12/31/2011........  $10.12961    $10.87768         0
   01/01/2012 to 12/31/2012........  $10.87768    $11.09702         0
   01/01/2013 to 12/31/2013........  $11.09702    $10.79359         0
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008.......  $10.02961    $12.14399         0
   01/01/2009 to 12/31/2009........  $12.14399    $11.17415         0
   01/01/2010 to 12/31/2010........  $11.17415    $12.16815         0
   01/01/2011 to 12/31/2011........  $12.16815    $13.53631         0
   01/01/2012 to 12/31/2012........  $13.53631    $14.01483         0
   01/01/2013 to 12/31/2013........  $14.01483    $13.29469         0
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008.......  $10.02958    $12.20118         0
   01/01/2009 to 12/31/2009........  $12.20118    $11.02963         0
   01/01/2010 to 12/31/2010........  $11.02963    $12.02983         0
   01/01/2011 to 12/31/2011........  $12.02983    $13.66444         0
   01/01/2012 to 12/31/2012........  $13.66444    $14.16672         0
   01/01/2013 to 12/31/2013........  $14.16672    $13.20453         0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009.......  $ 9.99886    $ 8.76565         0
   01/01/2010 to 12/31/2010........  $ 8.76565    $ 9.60193         0
   01/01/2011 to 12/31/2011........  $ 9.60193    $11.16082         0
   01/01/2012 to 12/31/2012........  $11.16082    $11.62136         0
   01/01/2013 to 12/31/2013........  $11.62136    $10.64034         0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010.......  $ 9.99772    $10.97921         0
   01/01/2011 to 12/31/2011........  $10.97921    $12.93643         0
   01/01/2012 to 12/31/2012........  $12.93643    $13.53038         0
   01/01/2013 to 12/31/2013........  $13.53038    $12.32396         0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011.......  $ 9.99829    $11.98897         0
   01/01/2012 to 12/31/2012........  $11.98897    $12.42825         0
   01/01/2013 to 12/31/2013........  $12.42825    $10.98591         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012.......  $ 9.99773    $10.37142            0
   01/01/2013 to 12/31/2013........  $10.37142    $ 9.12172            0
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013.......  $ 9.99886    $ 8.72635            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.11584    $10.40053      132,575
   01/01/2008 to 12/31/2008........  $10.40053    $ 6.62728       60,457
   01/01/2009 to 12/31/2009........  $ 6.62728    $ 8.13484       71,028
   01/01/2010 to 12/31/2010........  $ 8.13484    $ 9.03295       69,086
   01/01/2011 to 12/31/2011........  $ 9.03295    $ 8.63250       50,154
   01/01/2012 to 12/31/2012........  $ 8.63250    $ 9.61469       50,083
   01/01/2013 to 12/31/2013........  $ 9.61469    $11.55243       43,384
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013.......  $ 9.99829    $11.62150            0
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.10558    $ 9.35089            0
   01/01/2008 to 12/31/2008........  $ 9.35089    $ 5.94805            0
   01/01/2009 to 12/31/2009........  $ 5.94805    $ 7.68548            0
   01/01/2010 to 12/31/2010........  $ 7.68548    $ 9.68694            0
   01/01/2011 to 12/31/2011........  $ 9.68694    $10.11308            0
   01/01/2012 to 12/31/2012........  $10.11308    $11.42458            0
   01/01/2013 to 12/31/2013........  $11.42458    $11.53984            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.12701    $ 8.81881            0
   01/01/2008 to 07/18/2008........  $ 8.81881    $ 8.06178            0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99829    $ 9.66176            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09491    $10.19690            0
   01/01/2008 to 12/31/2008........  $10.19690    $ 5.58338            0
   01/01/2009 to 12/31/2009........  $ 5.58338    $ 7.25452            0
   01/01/2010 to 12/31/2010........  $ 7.25452    $ 9.41765            0
   01/01/2011 to 12/31/2011........  $ 9.41765    $ 8.01442            0
   01/01/2012 to 12/31/2012........  $ 8.01442    $ 9.42468            0
   01/01/2013 to 12/31/2013........  $ 9.42468    $12.99782            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.10349    $ 7.48592            0
   01/01/2009 to 12/31/2009........  $ 7.48592    $ 8.88836            0
   01/01/2010 to 12/31/2010........  $ 8.88836    $ 9.86521            0
   01/01/2011 to 12/31/2011........  $ 9.86521    $ 9.42340            0
   01/01/2012 to 12/31/2012........  $ 9.42340    $10.48742            0
   01/01/2013 to 12/31/2013........  $10.48742    $12.24605            0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.08854    $10.40957       63,258
   01/01/2008 to 12/31/2008........  $10.40957    $ 6.67917       21,438
   01/01/2009 to 12/31/2009........  $ 6.67917    $ 8.10181       24,961
   01/01/2010 to 12/31/2010........  $ 8.10181    $ 9.07477       29,102
   01/01/2011 to 12/31/2011........  $ 9.07477    $ 8.75444       19,540
   01/01/2012 to 12/31/2012........  $ 8.75444    $ 9.48569       17,969
   01/01/2013 to 12/31/2013........  $ 9.48569    $10.66165       18,537
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008.......  $ 9.99830    $ 7.45902            0
   01/01/2009 to 11/13/2009........  $ 7.45902    $ 8.31239            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012.......  $ 9.99829    $10.71779        6,325
   01/01/2013 to 12/31/2013........  $10.71779    $13.06602        6,125
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99829    $10.78587            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008.......  $10.17497    $ 6.10192            0
   01/01/2009 to 12/31/2009........  $ 6.10192    $ 8.07398            0
   01/01/2010 to 12/31/2010........  $ 8.07398    $ 9.50503            0
   01/01/2011 to 12/31/2011........  $ 9.50503    $ 8.84041            0
   01/01/2012 to 12/31/2012........  $ 8.84041    $10.97887            0
   01/01/2013 to 12/31/2013........  $10.97887    $11.22018            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.13378    $10.39215            0
   01/01/2008 to 12/31/2008........  $10.39215    $ 6.07940            0
   01/01/2009 to 12/31/2009........  $ 6.07940    $ 8.89546            0
   01/01/2010 to 12/31/2010........  $ 8.89546    $ 9.60851            0
   01/01/2011 to 12/31/2011........  $ 9.60851    $ 9.03847            0
   01/01/2012 to 12/31/2012........  $ 9.03847    $10.60157            0
   01/01/2013 to 12/31/2013........  $10.60157    $13.47110            0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.07329    $10.18914            0
   01/01/2008 to 12/31/2008........  $10.18914    $ 5.91860            0
   01/01/2009 to 12/31/2009........  $ 5.91860    $ 6.90906            0
   01/01/2010 to 12/31/2010........  $ 6.90906    $ 7.63885            0
   01/01/2011 to 12/31/2011........  $ 7.63885    $ 7.06885            0
   01/01/2012 to 12/31/2012........  $ 7.06885    $ 8.28460            0
   01/01/2013 to 12/31/2013........  $ 8.28460    $10.83566            0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.12374    $10.40831            0
   01/01/2008 to 12/31/2008........  $10.40831    $ 6.03549            0
   01/01/2009 to 12/31/2009........  $ 6.03549    $ 9.28613            0
   01/01/2010 to 12/31/2010........  $ 9.28613    $10.89803            0
   01/01/2011 to 12/31/2011........  $10.89803    $10.35607            0
   01/01/2012 to 12/31/2012........  $10.35607    $12.13188            0
   01/01/2013 to 12/31/2013........  $12.13188    $15.70700            0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.08916    $ 7.59467           0
   01/01/2009 to 12/31/2009........  $ 7.59467    $ 9.17757           0
   01/01/2010 to 12/31/2010........  $ 9.17757    $10.03106           0
   01/01/2011 to 12/31/2011........  $10.03106    $ 9.77494           0
   01/01/2012 to 12/31/2012........  $ 9.77494    $10.54299           0
   01/01/2013 to 12/31/2013........  $10.54299    $11.33999           0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008.......  $10.03318    $ 7.62511           0
   01/01/2009 to 12/31/2009........  $ 7.62511    $ 9.47295           0
   01/01/2010 to 12/31/2010........  $ 9.47295    $11.76127           0
   01/01/2011 to 12/31/2011........  $11.76127    $11.66936           0
   01/01/2012 to 12/31/2012........  $11.66936    $13.22184           0
   01/01/2013 to 12/31/2013........  $13.22184    $17.97574           0
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.07754    $ 9.79668           0
   01/01/2008 to 12/31/2008........  $ 9.79668    $ 6.01589           0
   01/01/2009 to 12/31/2009........  $ 6.01589    $ 6.96779           0
   01/01/2010 to 12/31/2010........  $ 6.96779    $ 7.67346           0
   01/01/2011 to 12/31/2011........  $ 7.67346    $ 7.47865           0
   01/01/2012 to 12/31/2012........  $ 7.47865    $ 8.30593           0
   01/01/2013 to 12/31/2013........  $ 8.30593    $10.95192           0
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.01059    $10.50680           0
   01/01/2008 to 12/31/2008........  $10.50680    $ 7.66190           0
   01/01/2009 to 12/31/2009........  $ 7.66190    $10.17204           0
   01/01/2010 to 12/31/2010........  $10.17204    $11.30746           0
   01/01/2011 to 12/31/2011........  $11.30746    $11.42636           0
   01/01/2012 to 12/31/2012........  $11.42636    $12.74332           0
   01/01/2013 to 12/31/2013........  $12.74332    $13.37698           0
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.24164    $11.05145           0
   01/01/2008 to 12/31/2008........  $11.05145    $ 5.38671           0
   01/01/2009 to 12/31/2009........  $ 5.38671    $ 7.13750           0
   01/01/2010 to 12/31/2010........  $ 7.13750    $ 8.00407           0
   01/01/2011 to 12/31/2011........  $ 8.00407    $ 6.82619           0
   01/01/2012 to 12/31/2012........  $ 6.82619    $ 8.04695           0
   01/01/2013 to 12/31/2013........  $ 8.04695    $ 9.38308           0
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.18841    $10.45478           0
   01/01/2008 to 12/31/2008........  $10.45478    $ 5.73374           0
   01/01/2009 to 12/31/2009........  $ 5.73374    $ 7.32827           0
   01/01/2010 to 12/31/2010........  $ 7.32827    $ 7.97286           0
   01/01/2011 to 12/31/2011........  $ 7.97286    $ 6.82882           0
   01/01/2012 to 12/31/2012........  $ 6.82882    $ 7.80328           0
   01/01/2013 to 12/31/2013........  $ 7.80328    $ 9.13034           0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.11168    $ 7.11975       2,988
   01/01/2009 to 12/31/2009........  $ 7.11975    $ 8.83271       2,988
   01/01/2010 to 12/31/2010........  $ 8.83271    $ 9.84615       2,988
   01/01/2011 to 12/31/2011........  $ 9.84615    $ 9.58872       2,988
   01/01/2012 to 12/31/2012........  $ 9.58872    $10.66654           0
   01/01/2013 to 12/31/2013........  $10.66654    $12.14775           0
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.18181    $10.32559           0
   01/01/2008 to 12/31/2008........  $10.32559    $ 5.92811           0
   01/01/2009 to 12/31/2009........  $ 5.92811    $ 7.88925           0
   01/01/2010 to 12/31/2010........  $ 7.88925    $ 8.28083           0
   01/01/2011 to 12/31/2011........  $ 8.28083    $ 7.36833           0
   01/01/2012 to 12/31/2012........  $ 7.36833    $ 8.79743           0
   01/01/2013 to 12/31/2013........  $ 8.79743    $ 9.93972           0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.08280    $ 9.67660       93,467
   01/01/2008 to 12/31/2008........  $ 9.67660    $ 7.80791       34,768
   01/01/2009 to 12/31/2009........  $ 7.80791    $ 9.33096       50,079
   01/01/2010 to 12/31/2010........  $ 9.33096    $ 9.80767       43,322
   01/01/2011 to 12/31/2011........  $ 9.80767    $ 9.62837       32,274
   01/01/2012 to 12/31/2012........  $ 9.62837    $10.44060       22,695
   01/01/2013 to 12/31/2013........  $10.44060    $11.35367       18,309
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009.......  $10.08368    $10.28497            0
   01/01/2010 to 12/31/2010........  $10.28497    $11.21312            0
   01/01/2011 to 12/31/2011........  $11.21312    $11.05524            0
   01/01/2012 to 12/31/2012........  $11.05524    $12.47160            0
   01/01/2013 to 12/31/2013........  $12.47160    $16.67249            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009.......  $10.14506    $10.29478            0
   01/01/2010 to 12/31/2010........  $10.29478    $11.46645            0
   01/01/2011 to 12/31/2011........  $11.46645    $10.57112            0
   01/01/2012 to 12/31/2012........  $10.57112    $11.72307            0
   01/01/2013 to 12/31/2013........  $11.72307    $15.09029            0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09184    $ 9.54402            0
   01/01/2008 to 12/31/2008........  $ 9.54402    $ 5.46911            0
   01/01/2009 to 12/31/2009........  $ 5.46911    $ 6.39755            0
   01/01/2010 to 12/31/2010........  $ 6.39755    $ 7.09039            0
   01/01/2011 to 12/31/2011........  $ 7.09039    $ 6.65401            0
   01/01/2012 to 12/31/2012........  $ 6.65401    $ 7.61722            0
   01/01/2013 to 12/31/2013........  $ 7.61722    $10.43414            0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.13280    $10.80754         0
   01/01/2008 to 12/31/2008........  $10.80754    $ 5.96346         0
   01/01/2009 to 12/31/2009........  $ 5.96346    $ 7.57875         0
   01/01/2010 to 12/31/2010........  $ 7.57875    $ 8.88887         0
   01/01/2011 to 12/31/2011........  $ 8.88887    $ 8.62655         0
   01/01/2012 to 12/31/2012........  $ 8.62655    $ 9.48499         0
   01/01/2013 to 12/31/2013........  $ 9.48499    $12.69068         0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.00675    $10.38092         0
   01/01/2008 to 12/31/2008........  $10.38092    $ 7.80300         0
   01/01/2009 to 12/31/2009........  $ 7.80300    $10.28687         0
   01/01/2010 to 12/31/2010........  $10.28687    $11.42650         0
   01/01/2011 to 12/31/2011........  $11.42650    $12.32980         0
   01/01/2012 to 12/31/2012........  $12.32980    $12.79141         0
   01/01/2013 to 12/31/2013........  $12.79141    $12.27732         0
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.15619    $10.41485         0
   01/01/2008 to 12/31/2008........  $10.41485    $ 6.73316         0
   01/01/2009 to 12/31/2009........  $ 6.73316    $ 8.67215         0
   01/01/2010 to 12/31/2010........  $ 8.67215    $ 9.51681         0
   01/01/2011 to 12/31/2011........  $ 9.51681    $ 9.02910         0
   01/01/2012 to 12/31/2012........  $ 9.02910    $10.88365         0
   01/01/2013 to 12/31/2013........  $10.88365    $13.60535         0
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.10829    $10.74686         0
   01/01/2008 to 12/31/2008........  $10.74686    $ 6.70436         0
   01/01/2009 to 12/31/2009........  $ 6.70436    $ 8.16203         0
   01/01/2010 to 12/31/2010........  $ 8.16203    $ 9.01594         0
   01/01/2011 to 12/31/2011........  $ 9.01594    $ 8.77801         0
   01/01/2012 to 12/31/2012........  $ 8.77801    $10.06570         0
   01/01/2013 to 12/31/2013........  $10.06570    $13.47713         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012.......  $ 9.99829    $10.18102         0
   01/01/2013 to 12/31/2013........  $10.18102    $13.41196         0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.07728    $ 9.73328         0
   01/01/2008 to 12/31/2008........  $ 9.73328    $ 5.89835         0
   01/01/2009 to 12/31/2009........  $ 5.89835    $ 8.02315         0
   01/01/2010 to 12/31/2010........  $ 8.02315    $ 9.71315         0
   01/01/2011 to 12/31/2011........  $ 9.71315    $ 9.18512         0
   01/01/2012 to 12/31/2012........  $ 9.18512    $10.65188         0
   01/01/2013 to 12/31/2013........  $10.65188    $13.81431         0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007.......  $ 9.99961    $10.11238         0
   01/01/2008 to 12/31/2008........  $10.11238    $10.15285         0
   01/01/2009 to 12/31/2009........  $10.15285    $ 9.96797         0
   01/01/2010 to 12/31/2010........  $ 9.96797    $ 9.76515         0
   01/01/2011 to 12/31/2011........  $ 9.76515    $ 9.56649         0
   01/01/2012 to 12/31/2012........  $ 9.56649    $ 9.36969         0
   01/01/2013 to 12/31/2013........  $ 9.36969    $ 9.17673         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.10441    $10.00821         0
   01/01/2008 to 12/31/2008........  $10.00821    $ 5.65978         0
   01/01/2009 to 12/31/2009........  $ 5.65978    $ 7.79620         0
   01/01/2010 to 12/31/2010........  $ 7.79620    $ 9.42520         0
   01/01/2011 to 12/31/2011........  $ 9.42520    $ 9.00202         0
   01/01/2012 to 12/31/2012........  $ 9.00202    $10.32637         0
   01/01/2013 to 12/31/2013........  $10.32637    $14.36229         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011.......  $10.02820    $10.06348         0
   01/01/2012 to 12/31/2012........  $10.06348    $10.33610         0
   01/01/2013 to 12/31/2013........  $10.33610    $ 9.83641         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.15807    $10.48386         0
   01/01/2008 to 12/31/2008........  $10.48386    $ 5.83391         0
   01/01/2009 to 12/31/2009........  $ 5.83391    $ 7.41584         0
   01/01/2010 to 12/31/2010........  $ 7.41584    $ 9.34599         0
   01/01/2011 to 12/31/2011........  $ 9.34599    $ 9.30809         0
   01/01/2012 to 12/31/2012........  $ 9.30809    $10.24491         0
   01/01/2013 to 12/31/2013........  $10.24491    $13.30616         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.05109    $11.21928         0
   01/01/2008 to 12/31/2008........  $11.21928    $ 6.31385         0
   01/01/2009 to 12/31/2009........  $ 6.31385    $ 7.57912         0
   01/01/2010 to 12/31/2010........  $ 7.57912    $ 8.92744         0
   01/01/2011 to 04/29/2011........  $ 8.92744    $ 9.99992         0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012.......  $ 9.99829    $10.29452         0
   01/01/2013 to 12/31/2013........  $10.29452    $11.98954         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008.......  $10.10104    $ 5.56341         0
   01/01/2009 to 12/31/2009........  $ 5.56341    $ 9.07313         0
   01/01/2010 to 12/31/2010........  $ 9.07313    $10.86534         0
   01/01/2011 to 12/31/2011........  $10.86534    $ 8.48454         0
   01/01/2012 to 12/31/2012........  $ 8.48454    $ 9.79937         0
   01/01/2013 to 12/31/2013........  $ 9.79937    $ 9.61883         0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007.......  $ 9.99829    $10.32629         0
   01/01/2008 to 12/31/2008........  $10.32629    $10.22650         0
   01/01/2009 to 12/31/2009........  $10.22650    $11.04052         0
   01/01/2010 to 12/31/2010........  $11.04052    $11.23460         0
   01/01/2011 to 12/31/2011........  $11.23460    $11.25100         0
   01/01/2012 to 12/31/2012........  $11.25100    $11.53633         0
   01/01/2013 to 12/31/2013........  $11.53633    $11.05301         0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007.......  $ 9.98966    $10.58636         0
   01/01/2008 to 12/31/2008........  $10.58636    $10.13421         0
   01/01/2009 to 12/31/2009........  $10.13421    $11.56573         0
   01/01/2010 to 12/31/2010........  $11.56573    $12.20183         0
   01/01/2011 to 12/31/2011........  $12.20183    $12.33072         0
   01/01/2012 to 12/31/2012........  $12.33072    $13.20209         0
   01/01/2013 to 12/31/2013........  $13.20209    $12.69259         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.05206    $10.47598       22,715
   01/01/2008 to 12/31/2008........  $10.47598    $ 8.26107       40,055
   01/01/2009 to 12/31/2009........  $ 8.26107    $ 9.71216      119,615
   01/01/2010 to 12/31/2010........  $ 9.71216    $10.51778      106,124
   01/01/2011 to 12/31/2011........  $10.51778    $10.40414      124,574
   01/01/2012 to 12/31/2012........  $10.40414    $11.24649      148,449
   01/01/2013 to 12/31/2013........  $11.24649    $12.02946      144,283
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011.......  $10.01821    $10.06338            0
   01/01/2012 to 12/31/2012........  $10.06338    $10.55651            0
   01/01/2013 to 12/31/2013........  $10.55651    $10.09987            0
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.12419    $10.54610      335,447
   01/01/2008 to 12/31/2008........  $10.54610    $ 6.12391      636,184
   01/01/2009 to 12/31/2009........  $ 6.12391    $ 7.55570      513,417
   01/01/2010 to 12/31/2010........  $ 7.55570    $ 8.80766      586,805
   01/01/2011 to 12/31/2011........  $ 8.80766    $ 8.09042      532,528
   01/01/2012 to 12/31/2012........  $ 8.09042    $ 8.94730      382,002
   01/01/2013 to 12/31/2013........  $ 8.94730    $10.25497      141,812
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.08298    $ 9.73188            0
   01/01/2008 to 12/31/2008........  $ 9.73188    $ 5.84112            0
   01/01/2009 to 12/31/2009........  $ 5.84112    $ 6.96923            0
   01/01/2010 to 12/31/2010........  $ 6.96923    $ 7.85302            0
   01/01/2011 to 12/31/2011........  $ 7.85302    $ 7.95743            0
   01/01/2012 to 12/31/2012........  $ 7.95743    $ 9.25873            0
   01/01/2013 to 12/31/2013........  $ 9.25873    $12.00868            0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011.......  $ 9.99829    $ 8.87499            0
   01/01/2012 to 12/31/2012........  $ 8.87499    $ 9.83561            0
   01/01/2013 to 12/31/2013........  $ 9.83561    $11.79067            0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.08098    $ 7.32617          928
   01/01/2009 to 12/31/2009........  $ 7.32617    $ 8.85339          995
   01/01/2010 to 12/31/2010........  $ 8.85339    $ 9.70450          994
   01/01/2011 to 12/31/2011........  $ 9.70450    $ 9.33232          993
   01/01/2012 to 12/31/2012........  $ 9.33232    $10.07966          992
   01/01/2013 to 12/31/2013........  $10.07966    $11.10003          967
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.09916    $ 6.67897            0
   01/01/2009 to 12/31/2009........  $ 6.67897    $ 8.29786            0
   01/01/2010 to 12/31/2010........  $ 8.29786    $ 9.29266            0
   01/01/2011 to 12/31/2011........  $ 9.29266    $ 8.88410            0
   01/01/2012 to 12/31/2012........  $ 8.88410    $10.08456            0
   01/01/2013 to 12/31/2013........  $10.08456    $11.66062            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.08173    $10.40014        6,449
   01/01/2008 to 12/31/2008........  $10.40014    $ 7.11067        2,306
   01/01/2009 to 12/31/2009........  $ 7.11067    $ 8.87338       10,482
   01/01/2010 to 12/31/2010........  $ 8.87338    $ 9.71717        2,408
   01/01/2011 to 12/31/2011........  $ 9.71717    $ 9.19559        1,828
   01/01/2012 to 12/31/2012........  $ 9.19559    $10.00890        2,209
   01/01/2013 to 12/31/2013........  $10.00890    $11.21435        2,605

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09639    $ 9.85369            0
   01/01/2008 to 12/31/2008........  $ 9.85369    $ 6.27311            0
   01/01/2009 to 12/31/2009........  $ 6.27311    $ 8.22706            0
   01/01/2010 to 12/31/2010........  $ 8.22706    $10.99213            0
   01/01/2011 to 12/31/2011........  $10.99213    $10.66062            0
   01/01/2012 to 12/31/2012........  $10.66062    $11.71193            0
   01/01/2013 to 12/31/2013........  $11.71193    $15.50542            0
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09252    $ 9.43781            0
   01/01/2008 to 12/31/2008........  $ 9.43781    $ 6.49656            0
   01/01/2009 to 12/31/2009........  $ 6.49656    $ 8.08080            0
   01/01/2010 to 12/31/2010........  $ 8.08080    $ 9.97180            0
   01/01/2011 to 12/31/2011........  $ 9.97180    $ 9.18294            0
   01/01/2012 to 12/31/2012........  $ 9.18294    $10.62680            0
   01/01/2013 to 12/31/2013........  $10.62680    $14.30082            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.06952    $10.18543       83,481
   01/01/2008 to 12/31/2008........  $10.18543    $ 7.38762       88,903
   01/01/2009 to 12/31/2009........  $ 7.38762    $ 8.98204       96,723
   01/01/2010 to 12/31/2010........  $ 8.98204    $ 9.81180      131,256
   01/01/2011 to 12/31/2011........  $ 9.81180    $ 9.80066      106,195
   01/01/2012 to 12/31/2012........  $ 9.80066    $10.89396      117,980
   01/01/2013 to 12/31/2013........  $10.89396    $12.46564      137,681
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09062    $ 9.46923            0
   01/01/2008 to 12/31/2008........  $ 9.46923    $ 5.38974            0
   01/01/2009 to 12/31/2009........  $ 5.38974    $ 6.53486            0
   01/01/2010 to 12/31/2010........  $ 6.53486    $ 7.24797            0
   01/01/2011 to 12/31/2011........  $ 7.24797    $ 6.98253            0
   01/01/2012 to 12/31/2012........  $ 6.98253    $ 8.01823            0
   01/01/2013 to 12/31/2013........  $ 8.01823    $10.18440            0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.14510    $10.06023            0
   01/01/2008 to 12/31/2008........  $10.06023    $ 5.85587            0
   01/01/2009 to 12/31/2009........  $ 5.85587    $ 8.79623            0
   01/01/2010 to 12/31/2010........  $ 8.79623    $ 9.97721            0
   01/01/2011 to 12/31/2011........  $ 9.97721    $ 9.60635            0
   01/01/2012 to 12/31/2012........  $ 9.60635    $11.06240            0
   01/01/2013 to 12/31/2013........  $11.06240    $15.60471            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.18006    $11.62021            0
   01/01/2008 to 12/31/2008........  $11.62021    $ 5.69192            0
   01/01/2009 to 12/31/2009........  $ 5.69192    $ 8.32575            0
   01/01/2010 to 12/31/2010........  $ 8.32575    $ 9.82226            0
   01/01/2011 to 12/31/2011........  $ 9.82226    $ 8.18502            0
   01/01/2012 to 12/31/2012........  $ 8.18502    $ 8.30605            0
   01/01/2013 to 12/31/2013........  $ 8.30605    $ 9.38615            0
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.00672    $10.59242            0
   01/01/2008 to 12/31/2008........  $10.59242    $10.12189            0
   01/01/2009 to 12/31/2009........  $10.12189    $11.11442            0
   01/01/2010 to 12/31/2010........  $11.11442    $11.51070            0
   01/01/2011 to 12/31/2011........  $11.51070    $11.73895            0
   01/01/2012 to 12/31/2012........  $11.73895    $12.09753            0
   01/01/2013 to 12/31/2013........  $12.09753    $11.40364            0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.12987    $10.34051            0
   01/01/2008 to 12/31/2008........  $10.34051    $ 5.84082            0
   01/01/2009 to 12/31/2009........  $ 5.84082    $ 7.34699            0
   01/01/2010 to 12/31/2010........  $ 7.34699    $ 8.24888            0
   01/01/2011 to 12/31/2011........  $ 8.24888    $ 7.80005            0
   01/01/2012 to 12/31/2012........  $ 7.80005    $ 8.48005            0
   01/01/2013 to 12/31/2013........  $ 8.48005    $10.00833            0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007.......  $ 9.99829    $ 9.97440            0
   01/01/2008 to 12/31/2008........  $ 9.97440    $ 9.26012            0
   01/01/2009 to 12/31/2009........  $ 9.26012    $10.12411            0
   01/01/2010 to 12/31/2010........  $10.12411    $10.68882            0
   01/01/2011 to 12/31/2011........  $10.68882    $11.09977            0
   01/01/2012 to 12/31/2012........  $11.09977    $11.72442            0
   01/01/2013 to 12/31/2013........  $11.72442    $11.31142            0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008.......  $10.07800    $ 6.62439       13,095
   01/01/2009 to 12/31/2009........  $ 6.62439    $ 8.43856       13,278
   01/01/2010 to 12/31/2010........  $ 8.43856    $ 9.11111       12,273
   01/01/2011 to 12/31/2011........  $ 9.11111    $ 8.77465       12,254
   01/01/2012 to 09/21/2012........  $ 8.77465    $ 9.80061            0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.08888    $ 7.64976            0
   01/01/2009 to 12/31/2009........  $ 7.64976    $ 9.10795            0
   01/01/2010 to 12/31/2010........  $ 9.10795    $10.46916            0
   01/01/2011 to 12/31/2011........  $10.46916    $10.96620            0
   01/01/2012 to 12/31/2012........  $10.96620    $11.90623            0
   01/01/2013 to 12/31/2013........  $11.90623    $14.97885            0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008.......  $10.26789    $ 7.02236            0
   01/01/2009 to 12/31/2009........  $ 7.02236    $ 8.99625            0
   01/01/2010 to 12/31/2010........  $ 8.99625    $10.69559            0
   01/01/2011 to 12/31/2011........  $10.69559    $11.05178            0
   01/01/2012 to 12/31/2012........  $11.05178    $13.21570            0
   01/01/2013 to 12/31/2013........  $13.21570    $18.10413            0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008.......  $10.38558    $ 5.25691            0
   01/01/2009 to 12/31/2009........  $ 5.25691    $ 5.92130            0
   01/01/2010 to 12/31/2010........  $ 5.92130    $ 6.43327            0
   01/01/2011 to 12/31/2011........  $ 6.43327    $ 5.42933            0
   01/01/2012 to 12/31/2012........  $ 5.42933    $ 6.63235            0
   01/01/2013 to 12/31/2013........  $ 6.63235    $ 8.57950            0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008.......  $10.15181    $ 8.31248            0
   01/01/2009 to 12/31/2009........  $ 8.31248    $ 9.73326            0
   01/01/2010 to 12/31/2010........  $ 9.73326    $ 9.80396            0
   01/01/2011 to 12/31/2011........  $ 9.80396    $10.57341            0
   01/01/2012 to 12/31/2012........  $10.57341    $12.15749            0
   01/01/2013 to 12/31/2013........  $12.15749    $16.64117            0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008.......  $10.16531    $ 6.07943            0
   01/01/2009 to 12/31/2009........  $ 6.07943    $ 7.38902            0
   01/01/2010 to 12/31/2010........  $ 7.38902    $ 8.95555            0
   01/01/2011 to 12/31/2011........  $ 8.95555    $ 8.61482            0
   01/01/2012 to 12/31/2012........  $ 8.61482    $ 9.77001            0
   01/01/2013 to 12/31/2013........  $ 9.77001    $13.22310            0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008.......  $10.11054    $ 6.69733            0
   01/01/2009 to 12/31/2009........  $ 6.69733    $ 8.50977            0
   01/01/2010 to 12/31/2010........  $ 8.50977    $ 9.43334            0
   01/01/2011 to 12/31/2011........  $ 9.43334    $ 9.52858            0
   01/01/2012 to 12/31/2012........  $ 9.52858    $10.51880            0
   01/01/2013 to 12/31/2013........  $10.51880    $13.46142            0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008.......  $10.24132    $ 6.25377            0
   01/01/2009 to 12/31/2009........  $ 6.25377    $ 7.31722       28,406
   01/01/2010 to 12/31/2010........  $ 7.31722    $ 8.09071            0
   01/01/2011 to 12/31/2011........  $ 8.09071    $ 7.82291            0
   01/01/2012 to 12/31/2012........  $ 7.82291    $ 8.84292            0
   01/01/2013 to 12/31/2013........  $ 8.84292    $11.24984            0
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008.......  $10.07232    $ 6.18197            0
   01/01/2009 to 12/31/2009........  $ 6.18197    $ 8.37467            0
   01/01/2010 to 12/31/2010........  $ 8.37467    $10.53324            0
   01/01/2011 to 12/31/2011........  $10.53324    $10.01806            0
   01/01/2012 to 12/31/2012........  $10.01806    $11.32039            0
   01/01/2013 to 12/31/2013........  $11.32039    $14.47179            0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008.......  $10.18830    $ 6.44572            0
   01/01/2009 to 12/31/2009........  $ 6.44572    $ 8.26194            0
   01/01/2010 to 12/31/2010........  $ 8.26194    $ 9.74674            0
   01/01/2011 to 12/31/2011........  $ 9.74674    $ 9.17168            0
   01/01/2012 to 12/31/2012........  $ 9.17168    $10.47030            0
   01/01/2013 to 12/31/2013........  $10.47030    $13.55248            0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008.......  $10.25880    $ 5.50233            0
   01/01/2009 to 12/31/2009........  $ 5.50233    $ 6.89226            0
   01/01/2010 to 12/31/2010........  $ 6.89226    $ 8.41715            0
   01/01/2011 to 12/31/2011........  $ 8.41715    $ 8.63574            0
   01/01/2012 to 12/31/2012........  $ 8.63574    $ 9.90989            0
   01/01/2013 to 12/31/2013........  $ 9.90989    $ 9.71472            0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008.......  $10.11344    $ 6.79012            0
   01/01/2009 to 12/31/2009........  $ 6.79012    $ 8.39058            0
   01/01/2010 to 12/31/2010........  $ 8.39058    $10.33181            0
   01/01/2011 to 12/31/2011........  $10.33181    $10.24894            0
   01/01/2012 to 12/31/2012........  $10.24894    $11.29023            0
   01/01/2013 to 12/31/2013........  $11.29023    $15.52788            0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008.......  $10.22844    $ 7.15854            0
   01/01/2009 to 12/31/2009........  $ 7.15854    $ 8.44145            0
   01/01/2010 to 12/31/2010........  $ 8.44145    $10.09504            0
   01/01/2011 to 12/31/2011........  $10.09504    $ 9.48178            0
   01/01/2012 to 12/31/2012........  $ 9.48178    $10.78638            0
   01/01/2013 to 12/31/2013........  $10.78638    $14.54443            0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008.......  $10.27802    $ 7.24793            0
   01/01/2009 to 12/31/2009........  $ 7.24793    $ 7.61825            0
   01/01/2010 to 12/31/2010........  $ 7.61825    $ 8.63183            0
   01/01/2011 to 12/31/2011........  $ 8.63183    $ 8.61225            0
   01/01/2012 to 12/31/2012........  $ 8.61225    $ 9.82763            0
   01/01/2013 to 12/31/2013........  $ 9.82763    $10.78690            0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008.......  $10.09847    $ 7.19471            0
   01/01/2009 to 12/31/2009........  $ 7.19471    $ 7.80298            0
   01/01/2010 to 12/31/2010........  $ 7.80298    $ 8.09711            0
   01/01/2011 to 12/31/2011........  $ 8.09711    $ 9.31931            0
   01/01/2012 to 12/31/2012........  $ 9.31931    $ 9.13981            0
   01/01/2013 to 12/31/2013........  $ 9.13981    $10.14329            0


*  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

           ACCUMULATION UNIT VALUES: SPOUSAL TRUEINCOME ONLY (2.25%)


                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09259    $10.40836       35,752
   01/01/2008 to 12/31/2008........  $10.40836    $ 6.93900      105,752
   01/01/2009 to 12/31/2009........  $ 6.93900    $ 8.43907      103,608
   01/01/2010 to 12/31/2010........  $ 8.43907    $ 9.24057      101,061
   01/01/2011 to 12/31/2011........  $ 9.24057    $ 8.79690       97,977
   01/01/2012 to 12/31/2012........  $ 8.79690    $ 9.68389       94,375
   01/01/2013 to 12/31/2013........  $ 9.68389    $10.41517       92,720
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.11424    $10.45911        4,361
   01/01/2008 to 12/31/2008........  $10.45911    $ 7.18015        4,026
   01/01/2009 to 12/31/2009........  $ 7.18015    $ 8.86174        4,268
   01/01/2010 to 12/31/2010........  $ 8.86174    $ 9.85443        4,407
   01/01/2011 to 12/31/2011........  $ 9.85443    $ 9.64842        3,861
   01/01/2012 to 12/31/2012........  $ 9.64842    $10.72340        3,994
   01/01/2013 to 12/31/2013........  $10.72340    $12.22345        4,293
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.06566    $ 9.53605            0
   01/01/2008 to 12/31/2008........  $ 9.53605    $ 6.08557            0
   01/01/2009 to 12/31/2009........  $ 6.08557    $ 7.00925            0
   01/01/2010 to 12/31/2010........  $ 7.00925    $ 7.80396            0
   01/01/2011 to 12/31/2011........  $ 7.80396    $ 7.90470            0
   01/01/2012 to 05/04/2012........  $ 7.90470    $ 8.57225            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.07636    $10.41889            0
   01/01/2008 to 12/31/2008........  $10.41889    $ 7.26485        6,336
   01/01/2009 to 12/31/2009........  $ 7.26485    $ 8.76001        5,968
   01/01/2010 to 12/31/2010........  $ 8.76001    $ 9.62204        5,653
   01/01/2011 to 12/31/2011........  $ 9.62204    $ 9.29593        5,360
   01/01/2012 to 12/31/2012........  $ 9.29593    $10.22495            0
   01/01/2013 to 12/31/2013........  $10.22495    $11.76438            0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011.......  $ 9.99817    $ 9.13225         0
   01/01/2012 to 12/31/2012........  $ 9.13225    $ 9.99312         0
   01/01/2013 to 12/31/2013........  $ 9.99312    $10.83368         0
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99817    $10.45989         0
AST BOND PORTFOLIO 2016
   05/01/2009* to 12/31/2009.......  $ 9.93817    $ 9.60029         0
   01/01/2010 to 12/31/2010........  $ 9.60029    $10.38175         0
   01/01/2011 to 12/31/2011........  $10.38175    $11.13198         0
   01/01/2012 to 12/31/2012........  $11.13198    $11.33966         0
   01/01/2013 to 12/31/2013........  $11.33966    $11.01331         0
AST BOND PORTFOLIO 2018
   05/01/2009* to 12/31/2009.......  $ 9.92260    $ 9.66602         0
   01/01/2010 to 12/31/2010........  $ 9.66602    $10.51037         0
   01/01/2011 to 12/31/2011........  $10.51037    $11.67502         0
   01/01/2012 to 12/31/2012........  $11.67502    $12.07002         0
   01/01/2013 to 12/31/2013........  $12.07002    $11.43296         0
AST BOND PORTFOLIO 2019
   05/01/2009* to 12/31/2009.......  $ 9.90537    $ 9.56692         0
   01/01/2010 to 12/31/2010........  $ 9.56692    $10.41909         0
   01/01/2011 to 12/31/2011........  $10.41909    $11.81750         0
   01/01/2012 to 12/31/2012........  $11.81750    $12.23378         0
   01/01/2013 to 12/31/2013........  $12.23378    $11.38619         0
AST BOND PORTFOLIO 2020
   05/01/2009* to 12/31/2009.......  $ 9.88409    $ 9.24215         0
   01/01/2010 to 12/31/2010........  $ 9.24215    $10.10897         0
   01/01/2011 to 12/31/2011........  $10.10897    $11.73297         0
   01/01/2012 to 12/31/2012........  $11.73297    $12.19909         0
   01/01/2013 to 12/31/2013........  $12.19909    $11.15288         0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010.......  $ 9.99756    $10.96313         0
   01/01/2011 to 12/31/2011........  $10.96313    $12.89858         0
   01/01/2012 to 12/31/2012........  $12.89858    $13.47101         0
   01/01/2013 to 12/31/2013........  $13.47101    $12.25190         0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011.......  $ 9.99817    $11.97123         0
   01/01/2012 to 12/31/2012........  $11.97123    $12.39162         0
   01/01/2013 to 12/31/2013........  $12.39162    $10.93752         0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012.......  $ 9.99756    $10.35614         0
   01/01/2013 to 12/31/2013........  $10.35614    $ 9.09485         0
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013.......  $ 9.99878    $ 8.71352         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.11572    $10.39394        2,313
   01/01/2008 to 12/31/2008........  $10.39394    $ 6.61333       31,383
   01/01/2009 to 12/31/2009........  $ 6.61333    $ 8.10575       29,699
   01/01/2010 to 12/31/2010........  $ 8.10575    $ 8.98747       30,032
   01/01/2011 to 12/31/2011........  $ 8.98747    $ 8.57641       26,340
   01/01/2012 to 12/31/2012........  $ 8.57641    $ 9.53801       25,322
   01/01/2013 to 12/31/2013........  $ 9.53801    $11.44349       26,277
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013.......  $ 9.99817    $11.60694            0
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.10546    $ 9.34498            0
   01/01/2008 to 12/31/2008........  $ 9.34498    $ 5.93547            0
   01/01/2009 to 12/31/2009........  $ 5.93547    $ 7.65792            0
   01/01/2010 to 12/31/2010........  $ 7.65792    $ 9.63797            0
   01/01/2011 to 12/31/2011........  $ 9.63797    $10.04709            0
   01/01/2012 to 12/31/2012........  $10.04709    $11.33335            0
   01/01/2013 to 12/31/2013........  $11.33335    $11.43079            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.12689    $ 8.81330            0
   01/01/2008 to 07/18/2008........  $ 8.81330    $ 8.05024            0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99817    $ 9.65216            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09479    $10.19042            0
   01/01/2008 to 12/31/2008........  $10.19042    $ 5.57163            0
   01/01/2009 to 12/31/2009........  $ 5.57163    $ 7.22865            0
   01/01/2010 to 12/31/2010........  $ 7.22865    $ 9.37021            0
   01/01/2011 to 12/31/2011........  $ 9.37021    $ 7.96243            0
   01/01/2012 to 12/31/2012........  $ 7.96243    $ 9.34974            0
   01/01/2013 to 12/31/2013........  $ 9.34974    $12.87543            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.10345    $ 7.47848            0
   01/01/2009 to 12/31/2009........  $ 7.47848    $ 8.86641            0
   01/01/2010 to 12/31/2010........  $ 8.86641    $ 9.82645            0
   01/01/2011 to 12/31/2011........  $ 9.82645    $ 9.37271            0
   01/01/2012 to 12/31/2012........  $ 9.37271    $10.41563            0
   01/01/2013 to 12/31/2013........  $10.41563    $12.14429            0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.08842    $10.40308       36,393
   01/01/2008 to 12/31/2008........  $10.40308    $ 6.66519       48,519
   01/01/2009 to 12/31/2009........  $ 6.66519    $ 8.07303       36,333
   01/01/2010 to 12/31/2010........  $ 8.07303    $ 9.02920       35,724
   01/01/2011 to 12/31/2011........  $ 9.02920    $ 8.69762       35,387
   01/01/2012 to 12/31/2012........  $ 8.69762    $ 9.41022       34,147
   01/01/2013 to 12/31/2013........  $ 9.41022    $10.56122       34,394
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008.......  $ 9.99818    $ 7.45395            0
   01/01/2009 to 11/13/2009........  $ 7.45395    $ 8.29610            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012.......  $ 9.99817    $10.70716        6,403
   01/01/2013 to 12/31/2013........  $10.70716    $13.03378        7,593
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99817    $10.77509            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008.......  $10.17485    $ 6.09787            0
   01/01/2009 to 12/31/2009........  $ 6.09787    $ 8.05662            0
   01/01/2010 to 12/31/2010........  $ 8.05662    $ 9.47077            0
   01/01/2011 to 12/31/2011........  $ 9.47077    $ 8.79564            0
   01/01/2012 to 12/31/2012........  $ 8.79564    $10.90705            0
   01/01/2013 to 12/31/2013........  $10.90705    $11.13034            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.13366    $10.38560            0
   01/01/2008 to 12/31/2008........  $10.38560    $ 6.06661            0
   01/01/2009 to 12/31/2009........  $ 6.06661    $ 8.86369            0
   01/01/2010 to 12/31/2010........  $ 8.86369    $ 9.56020            0
   01/01/2011 to 12/31/2011........  $ 9.56020    $ 8.97984            0
   01/01/2012 to 12/31/2012........  $ 8.97984    $10.51733            0
   01/01/2013 to 12/31/2013........  $10.51733    $13.34447            0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.07317    $10.18268            0
   01/01/2008 to 12/31/2008........  $10.18268    $ 5.90611            0
   01/01/2009 to 12/31/2009........  $ 5.90611    $ 6.88429            0
   01/01/2010 to 12/31/2010........  $ 6.88429    $ 7.60027            0
   01/01/2011 to 12/31/2011........  $ 7.60027    $ 7.02277            0
   01/01/2012 to 12/31/2012........  $ 7.02277    $ 8.21850            0
   01/01/2013 to 12/31/2013........  $ 8.21850    $10.73345            0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.12362    $10.40181            0
   01/01/2008 to 12/31/2008........  $10.40181    $ 6.02276            0
   01/01/2009 to 12/31/2009........  $ 6.02276    $ 9.25287            0
   01/01/2010 to 12/31/2010........  $ 9.25287    $10.84297            0
   01/01/2011 to 12/31/2011........  $10.84297    $10.28861            0
   01/01/2012 to 12/31/2012........  $10.28861    $12.03503            0
   01/01/2013 to 12/31/2013........  $12.03503    $15.55881            0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.08912    $ 7.58712         0
   01/01/2009 to 12/31/2009........  $ 7.58712    $ 9.15495         0
   01/01/2010 to 12/31/2010........  $ 9.15495    $ 9.99172         0
   01/01/2011 to 12/31/2011........  $ 9.99172    $ 9.72241         0
   01/01/2012 to 12/31/2012........  $ 9.72241    $10.47090         0
   01/01/2013 to 12/31/2013........  $10.47090    $11.24583         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008.......  $10.03306    $ 7.61996         0
   01/01/2009 to 12/31/2009........  $ 7.61996    $ 9.45270         0
   01/01/2010 to 12/31/2010........  $ 9.45270    $11.71899         0
   01/01/2011 to 12/31/2011........  $11.71899    $11.61038         0
   01/01/2012 to 12/31/2012........  $11.61038    $13.13563         0
   01/01/2013 to 12/31/2013........  $13.13563    $17.83218         0
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.07742    $ 9.79053         0
   01/01/2008 to 12/31/2008........  $ 9.79053    $ 6.00324         0
   01/01/2009 to 12/31/2009........  $ 6.00324    $ 6.94298         0
   01/01/2010 to 12/31/2010........  $ 6.94298    $ 7.63496         0
   01/01/2011 to 12/31/2011........  $ 7.63496    $ 7.43019         0
   01/01/2012 to 12/31/2012........  $ 7.43019    $ 8.23998         0
   01/01/2013 to 12/31/2013........  $ 8.23998    $10.84901         0
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.01047    $10.50020         0
   01/01/2008 to 12/31/2008........  $10.50020    $ 7.64586         0
   01/01/2009 to 12/31/2009........  $ 7.64586    $10.13591         0
   01/01/2010 to 12/31/2010........  $10.13591    $11.25074         0
   01/01/2011 to 12/31/2011........  $11.25074    $11.35230         0
   01/01/2012 to 12/31/2012........  $11.35230    $12.64204         0
   01/01/2013 to 12/31/2013........  $12.64204    $13.25122         0
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.24152    $11.04445         0
   01/01/2008 to 12/31/2008........  $11.04445    $ 5.37533         0
   01/01/2009 to 12/31/2009........  $ 5.37533    $ 7.11204         0
   01/01/2010 to 12/31/2010........  $ 7.11204    $ 7.96369         0
   01/01/2011 to 12/31/2011........  $ 7.96369    $ 6.78190         0
   01/01/2012 to 12/31/2012........  $ 6.78190    $ 7.98291         0
   01/01/2013 to 12/31/2013........  $ 7.98291    $ 9.29481         0
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.18829    $10.44818         0
   01/01/2008 to 12/31/2008........  $10.44818    $ 5.72167         0
   01/01/2009 to 12/31/2009........  $ 5.72167    $ 7.30212         0
   01/01/2010 to 12/31/2010........  $ 7.30212    $ 7.93270         0
   01/01/2011 to 12/31/2011........  $ 7.93270    $ 6.78440         0
   01/01/2012 to 12/31/2012........  $ 6.78440    $ 7.74111         0
   01/01/2013 to 12/31/2013........  $ 7.74111    $ 9.04438         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.11164    $ 7.11280            0
   01/01/2009 to 12/31/2009........  $ 7.11280    $ 8.81105            0
   01/01/2010 to 12/31/2010........  $ 8.81105    $ 9.80753            0
   01/01/2011 to 12/31/2011........  $ 9.80753    $ 9.53709            0
   01/01/2012 to 12/31/2012........  $ 9.53709    $10.59352            0
   01/01/2013 to 12/31/2013........  $10.59352    $12.04688            0
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.18169    $10.31917            0
   01/01/2008 to 12/31/2008........  $10.31917    $ 5.91568            0
   01/01/2009 to 12/31/2009........  $ 5.91568    $ 7.86117            0
   01/01/2010 to 12/31/2010........  $ 7.86117    $ 8.23915            0
   01/01/2011 to 12/31/2011........  $ 8.23915    $ 7.32044            0
   01/01/2012 to 12/31/2012........  $ 7.32044    $ 8.72738            0
   01/01/2013 to 12/31/2013........  $ 8.72738    $ 9.84617            0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.08268    $ 9.67051        1,198
   01/01/2008 to 12/31/2008........  $ 9.67051    $ 7.79152       15,325
   01/01/2009 to 12/31/2009........  $ 7.79152    $ 9.29772       29,382
   01/01/2010 to 12/31/2010........  $ 9.29772    $ 9.75836       29,316
   01/01/2011 to 12/31/2011........  $ 9.75836    $ 9.56595       22,336
   01/01/2012 to 12/31/2012........  $ 9.56595    $10.35760       25,063
   01/01/2013 to 12/31/2013........  $10.35760    $11.24695       30,640
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009.......  $10.08356    $10.28296            0
   01/01/2010 to 12/31/2010........  $10.28296    $11.19445            0
   01/01/2011 to 12/31/2011........  $11.19445    $11.02056            0
   01/01/2012 to 12/31/2012........  $11.02056    $12.41412            0
   01/01/2013 to 12/31/2013........  $12.41412    $16.57128            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009.......  $10.14494    $10.29276            0
   01/01/2010 to 12/31/2010........  $10.29276    $11.44743            0
   01/01/2011 to 12/31/2011........  $11.44743    $10.53811            0
   01/01/2012 to 12/31/2012........  $10.53811    $11.66936            0
   01/01/2013 to 12/31/2013........  $11.66936    $14.99914            0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09172    $ 9.53794            0
   01/01/2008 to 12/31/2008........  $ 9.53794    $ 5.45762            0
   01/01/2009 to 12/31/2009........  $ 5.45762    $ 6.37465            0
   01/01/2010 to 12/31/2010........  $ 6.37465    $ 7.05469            0
   01/01/2011 to 12/31/2011........  $ 7.05469    $ 6.61075            0
   01/01/2012 to 12/31/2012........  $ 6.61075    $ 7.55656            0
   01/01/2013 to 12/31/2013........  $ 7.55656    $10.33585            0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.13268    $10.80077         0
   01/01/2008 to 12/31/2008........  $10.80077    $ 5.95100         0
   01/01/2009 to 12/31/2009........  $ 5.95100    $ 7.55184         0
   01/01/2010 to 12/31/2010........  $ 7.55184    $ 8.84435         0
   01/01/2011 to 12/31/2011........  $ 8.84435    $ 8.57068         0
   01/01/2012 to 12/31/2012........  $ 8.57068    $ 9.40965         0
   01/01/2013 to 12/31/2013........  $ 9.40965    $12.57148         0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.00663    $10.37439         0
   01/01/2008 to 12/31/2008........  $10.37439    $ 7.78667         0
   01/01/2009 to 12/31/2009........  $ 7.78667    $10.25013         0
   01/01/2010 to 12/31/2010........  $10.25013    $11.36902         0
   01/01/2011 to 12/31/2011........  $11.36902    $12.24988         0
   01/01/2012 to 12/31/2012........  $12.24988    $12.68991         0
   01/01/2013 to 12/31/2013........  $12.68991    $12.16203         0
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.15607    $10.40826         0
   01/01/2008 to 12/31/2008........  $10.40826    $ 6.71901         0
   01/01/2009 to 12/31/2009........  $ 6.71901    $ 8.64125         0
   01/01/2010 to 12/31/2010........  $ 8.64125    $ 9.46896         0
   01/01/2011 to 12/31/2011........  $ 9.46896    $ 8.97047         0
   01/01/2012 to 12/31/2012........  $ 8.97047    $10.79709         0
   01/01/2013 to 12/31/2013........  $10.79709    $13.47721         0
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.10817    $10.74006         0
   01/01/2008 to 12/31/2008........  $10.74006    $ 6.69032         0
   01/01/2009 to 12/31/2009........  $ 6.69032    $ 8.13318         0
   01/01/2010 to 12/31/2010........  $ 8.13318    $ 8.97093         0
   01/01/2011 to 12/31/2011........  $ 8.97093    $ 8.72140         0
   01/01/2012 to 12/31/2012........  $ 8.72140    $ 9.98605         0
   01/01/2013 to 12/31/2013........  $ 9.98605    $13.35087         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012.......  $ 9.99817    $10.17546         0
   01/01/2013 to 12/31/2013........  $10.17546    $13.38494         0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.07716    $ 9.72712         0
   01/01/2008 to 12/31/2008........  $ 9.72712    $ 5.88593         0
   01/01/2009 to 12/31/2009........  $ 5.88593    $ 7.99459         0
   01/01/2010 to 12/31/2010........  $ 7.99459    $ 9.66434         0
   01/01/2011 to 12/31/2011........  $ 9.66434    $ 9.12547         0
   01/01/2012 to 12/31/2012........  $ 9.12547    $10.56706         0
   01/01/2013 to 12/31/2013........  $10.56706    $13.68424         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007.......  $ 9.99949    $10.10594         0
   01/01/2008 to 12/31/2008........  $10.10594    $10.13142         0
   01/01/2009 to 12/31/2009........  $10.13142    $ 9.93250         0
   01/01/2010 to 12/31/2010........  $ 9.93250    $ 9.71606         0
   01/01/2011 to 12/31/2011........  $ 9.71606    $ 9.50427         0
   01/01/2012 to 12/31/2012........  $ 9.50427    $ 9.29512         0
   01/01/2013 to 12/31/2013........  $ 9.29512    $ 9.09014         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.10429    $10.00185         0
   01/01/2008 to 12/31/2008........  $10.00185    $ 5.64787         0
   01/01/2009 to 12/31/2009........  $ 5.64787    $ 7.76834         0
   01/01/2010 to 12/31/2010........  $ 7.76834    $ 9.37771         0
   01/01/2011 to 12/31/2011........  $ 9.37771    $ 8.94345         0
   01/01/2012 to 12/31/2012........  $ 8.94345    $10.24423         0
   01/01/2013 to 12/31/2013........  $10.24423    $14.22720         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011.......  $10.02808    $10.06094         0
   01/01/2012 to 12/31/2012........  $10.06094    $10.31832         0
   01/01/2013 to 12/31/2013........  $10.31832    $ 9.80501         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.15795    $10.47719         0
   01/01/2008 to 12/31/2008........  $10.47719    $ 5.82159         0
   01/01/2009 to 12/31/2009........  $ 5.82159    $ 7.38931         0
   01/01/2010 to 12/31/2010........  $ 7.38931    $ 9.29890         0
   01/01/2011 to 12/31/2011........  $ 9.29890    $ 9.24765         0
   01/01/2012 to 12/31/2012........  $ 9.24765    $10.16338         0
   01/01/2013 to 12/31/2013........  $10.16338    $13.18089         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.05097    $11.21223         0
   01/01/2008 to 12/31/2008........  $11.21223    $ 6.30059         0
   01/01/2009 to 12/31/2009........  $ 6.30059    $ 7.55208         0
   01/01/2010 to 12/31/2010........  $ 7.55208    $ 8.88250         0
   01/01/2011 to 04/29/2011........  $ 8.88250    $ 9.94479         0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012.......  $ 9.99817    $10.28427         0
   01/01/2013 to 12/31/2013........  $10.28427    $11.96007         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008.......  $10.10092    $ 5.55968         0
   01/01/2009 to 12/31/2009........  $ 5.55968    $ 9.05371         0
   01/01/2010 to 12/31/2010........  $ 9.05371    $10.82608         0
   01/01/2011 to 12/31/2011........  $10.82608    $ 8.44144         0
   01/01/2012 to 12/31/2012........  $ 8.44144    $ 9.73520         0
   01/01/2013 to 12/31/2013........  $ 9.73520    $ 9.54191         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007.......  $ 9.99817    $10.31976           0
   01/01/2008 to 12/31/2008........  $10.31976    $10.20502           0
   01/01/2009 to 12/31/2009........  $10.20502    $11.00111           0
   01/01/2010 to 12/31/2010........  $11.00111    $11.17807           0
   01/01/2011 to 12/31/2011........  $11.17807    $11.17792           0
   01/01/2012 to 12/31/2012........  $11.17792    $11.44441           0
   01/01/2013 to 12/31/2013........  $11.44441    $10.94881           0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007.......  $ 9.98954    $10.57963           0
   01/01/2008 to 12/31/2008........  $10.57963    $10.11299           0
   01/01/2009 to 12/31/2009........  $10.11299    $11.52465           0
   01/01/2010 to 12/31/2010........  $11.52465    $12.14060           0
   01/01/2011 to 12/31/2011........  $12.14060    $12.25092           0
   01/01/2012 to 12/31/2012........  $12.25092    $13.09743           0
   01/01/2013 to 12/31/2013........  $13.09743    $12.57340           0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.05193    $10.46930           0
   01/01/2008 to 12/31/2008........  $10.46930    $ 8.24363       7,614
   01/01/2009 to 12/31/2009........  $ 8.24363    $ 9.67745       7,605
   01/01/2010 to 12/31/2010........  $ 9.67745    $10.46483       7,598
   01/01/2011 to 12/31/2011........  $10.46483    $10.33653       7,591
   01/01/2012 to 12/31/2012........  $10.33653    $11.15714       6,122
   01/01/2013 to 12/31/2013........  $11.15714    $11.91643       6,119
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011.......  $10.01809    $10.06081           0
   01/01/2012 to 12/31/2012........  $10.06081    $10.53829           0
   01/01/2013 to 12/31/2013........  $10.53829    $10.06769           0
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.12407    $10.53944       3,839
   01/01/2008 to 12/31/2008........  $10.53944    $ 6.11107       7,192
   01/01/2009 to 12/31/2009........  $ 6.11107    $ 7.52883       7,929
   01/01/2010 to 12/31/2010........  $ 7.52883    $ 8.76348       4,225
   01/01/2011 to 12/31/2011........  $ 8.76348    $ 8.03805       4,222
   01/01/2012 to 12/31/2012........  $ 8.03805    $ 8.87626       4,220
   01/01/2013 to 12/31/2013........  $ 8.87626    $10.15860       4,217
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.08286    $ 9.72566           0
   01/01/2008 to 12/31/2008........  $ 9.72566    $ 5.82874           0
   01/01/2009 to 12/31/2009........  $ 5.82874    $ 6.94419           0
   01/01/2010 to 12/31/2010........  $ 6.94419    $ 7.81316           0
   01/01/2011 to 12/31/2011........  $ 7.81316    $ 7.90544           0
   01/01/2012 to 12/31/2012........  $ 7.90544    $ 9.18480           0
   01/01/2013 to 12/31/2013........  $ 9.18480    $11.89535           0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011.......  $ 9.99817    $ 8.86623            0
   01/01/2012 to 12/31/2012........  $ 8.86623    $ 9.81140            0
   01/01/2013 to 12/31/2013........  $ 9.81140    $11.74435            0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.08094    $ 7.31892            0
   01/01/2009 to 12/31/2009........  $ 7.31892    $ 8.83168            0
   01/01/2010 to 12/31/2010........  $ 8.83168    $ 9.66656            0
   01/01/2011 to 12/31/2011........  $ 9.66656    $ 9.28221            0
   01/01/2012 to 12/31/2012........  $ 9.28221    $10.01073            0
   01/01/2013 to 12/31/2013........  $10.01073    $11.00797            0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.09912    $ 6.67241            0
   01/01/2009 to 12/31/2009........  $ 6.67241    $ 8.27737            0
   01/01/2010 to 12/31/2010........  $ 8.27737    $ 9.25612            0
   01/01/2011 to 12/31/2011........  $ 9.25612    $ 8.83628            0
   01/01/2012 to 12/31/2012........  $ 8.83628    $10.01554            0
   01/01/2013 to 12/31/2013........  $10.01554    $11.56382            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.08161    $10.39352            0
   01/01/2008 to 12/31/2008........  $10.39352    $ 7.09576            0
   01/01/2009 to 12/31/2009........  $ 7.09576    $ 8.84173            0
   01/01/2010 to 12/31/2010........  $ 8.84173    $ 9.66838            0
   01/01/2011 to 12/31/2011........  $ 9.66838    $ 9.13597            0
   01/01/2012 to 12/31/2012........  $ 9.13597    $ 9.92933            0
   01/01/2013 to 12/31/2013........  $ 9.92933    $11.10888            0
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09627    $ 9.84748            0
   01/01/2008 to 12/31/2008........  $ 9.84748    $ 6.25989            0
   01/01/2009 to 12/31/2009........  $ 6.25989    $ 8.19774            0
   01/01/2010 to 12/31/2010........  $ 8.19774    $10.93692            0
   01/01/2011 to 12/31/2011........  $10.93692    $10.59155            0
   01/01/2012 to 12/31/2012........  $10.59155    $11.61894            0
   01/01/2013 to 12/31/2013........  $11.61894    $15.35977            0
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09240    $ 9.43184            0
   01/01/2008 to 12/31/2008........  $ 9.43184    $ 6.48284            0
   01/01/2009 to 12/31/2009........  $ 6.48284    $ 8.05172            0
   01/01/2010 to 12/31/2010........  $ 8.05172    $ 9.92121            0
   01/01/2011 to 12/31/2011........  $ 9.92121    $ 9.12303            0
   01/01/2012 to 12/31/2012........  $ 9.12303    $10.54186            0
   01/01/2013 to 12/31/2013........  $10.54186    $14.16562            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.06940    $10.17909       15,839
   01/01/2008 to 12/31/2008........  $10.17909    $ 7.37218       17,054
   01/01/2009 to 12/31/2009........  $ 7.37218    $ 8.95004       21,617
   01/01/2010 to 12/31/2010........  $ 8.95004    $ 9.76253       24,155
   01/01/2011 to 12/31/2011........  $ 9.76253    $ 9.73710       21,612
   01/01/2012 to 12/31/2012........  $ 9.73710    $10.80731        8,819
   01/01/2013 to 12/31/2013........  $10.80731    $12.34832        8,316

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09050    $ 9.46330         0
   01/01/2008 to 12/31/2008........  $ 9.46330    $ 5.37837         0
   01/01/2009 to 12/31/2009........  $ 5.37837    $ 6.51148         0
   01/01/2010 to 12/31/2010........  $ 6.51148    $ 7.21138         0
   01/01/2011 to 12/31/2011........  $ 7.21138    $ 6.93698         0
   01/01/2012 to 12/31/2012........  $ 6.93698    $ 7.95422         0
   01/01/2013 to 12/31/2013........  $ 7.95422    $10.08814         0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.14498    $10.05385         0
   01/01/2008 to 12/31/2008........  $10.05385    $ 5.84358         0
   01/01/2009 to 12/31/2009........  $ 5.84358    $ 8.76503         0
   01/01/2010 to 12/31/2010........  $ 8.76503    $ 9.92720         0
   01/01/2011 to 12/31/2011........  $ 9.92720    $ 9.54415         0
   01/01/2012 to 12/31/2012........  $ 9.54415    $10.97465         0
   01/01/2013 to 12/31/2013........  $10.97465    $15.45825         0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.17994    $11.61278         0
   01/01/2008 to 12/31/2008........  $11.61278    $ 5.67991         0
   01/01/2009 to 12/31/2009........  $ 5.67991    $ 8.29598         0
   01/01/2010 to 12/31/2010........  $ 8.29598    $ 9.77266         0
   01/01/2011 to 12/31/2011........  $ 9.77266    $ 8.13173         0
   01/01/2012 to 12/31/2012........  $ 8.13173    $ 8.23989         0
   01/01/2013 to 12/31/2013........  $ 8.23989    $ 9.29767         0
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.00660    $10.58572         0
   01/01/2008 to 12/31/2008........  $10.58572    $10.10058         0
   01/01/2009 to 12/31/2009........  $10.10058    $11.07476         0
   01/01/2010 to 12/31/2010........  $11.07476    $11.45282         0
   01/01/2011 to 12/31/2011........  $11.45282    $11.66279         0
   01/01/2012 to 12/31/2012........  $11.66279    $12.00139         0
   01/01/2013 to 12/31/2013........  $12.00139    $11.29641         0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.12975    $10.33392         0
   01/01/2008 to 12/31/2008........  $10.33392    $ 5.82845         0
   01/01/2009 to 12/31/2009........  $ 5.82845    $ 7.32065         0
   01/01/2010 to 12/31/2010........  $ 7.32065    $ 8.20731         0
   01/01/2011 to 12/31/2011........  $ 8.20731    $ 7.74927         0
   01/01/2012 to 12/31/2012........  $ 7.74927    $ 8.41241         0
   01/01/2013 to 12/31/2013........  $ 8.41241    $ 9.91390         0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007.......  $ 9.99817    $ 9.97260         0
   01/01/2008 to 12/31/2008........  $ 9.97260    $ 9.24471         0
   01/01/2009 to 12/31/2009........  $ 9.24471    $10.09245         0
   01/01/2010 to 12/31/2010........  $10.09245    $10.63976         0
   01/01/2011 to 12/31/2011........  $10.63976    $11.03259         0
   01/01/2012 to 12/31/2012........  $11.03259    $11.63642         0
   01/01/2013 to 12/31/2013........  $11.63642    $11.21013         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008.......  $10.07796    $ 6.61786       2,993
   01/01/2009 to 12/31/2009........  $ 6.61786    $ 8.41779       2,428
   01/01/2010 to 12/31/2010........  $ 8.41779    $ 9.07537       7,480
   01/01/2011 to 12/31/2011........  $ 9.07537    $ 8.72737       5,900
   01/01/2012 to 09/21/2012........  $ 8.72737    $ 9.73751           0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.08884    $ 7.64220           0
   01/01/2009 to 12/31/2009........  $ 7.64220    $ 9.08572           0
   01/01/2010 to 12/31/2010........  $ 9.08572    $10.42831           0
   01/01/2011 to 12/31/2011........  $10.42831    $10.90732           0
   01/01/2012 to 12/31/2012........  $10.90732    $11.82476           0
   01/01/2013 to 12/31/2013........  $11.82476    $14.85447           0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008.......  $10.26785    $ 7.01546           0
   01/01/2009 to 12/31/2009........  $ 7.01546    $ 8.97435           0
   01/01/2010 to 12/31/2010........  $ 8.97435    $10.65388           0
   01/01/2011 to 12/31/2011........  $10.65388    $10.99247           0
   01/01/2012 to 12/31/2012........  $10.99247    $13.12550           0
   01/01/2013 to 12/31/2013........  $13.12550    $17.95421           0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008.......  $10.38554    $ 5.25169           0
   01/01/2009 to 12/31/2009........  $ 5.25169    $ 5.90678           0
   01/01/2010 to 12/31/2010........  $ 5.90678    $ 6.40803           0
   01/01/2011 to 12/31/2011........  $ 6.40803    $ 5.40014           0
   01/01/2012 to 12/31/2012........  $ 5.40014    $ 6.58689           0
   01/01/2013 to 12/31/2013........  $ 6.58689    $ 8.50805           0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008.......  $10.15177    $ 8.30432           0
   01/01/2009 to 12/31/2009........  $ 8.30432    $ 9.70953           0
   01/01/2010 to 12/31/2010........  $ 9.70953    $ 9.76564           0
   01/01/2011 to 12/31/2011........  $ 9.76564    $10.51660           0
   01/01/2012 to 12/31/2012........  $10.51660    $12.07444           0
   01/01/2013 to 12/31/2013........  $12.07444    $16.50325           0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008.......  $10.16527    $ 6.07342           0
   01/01/2009 to 12/31/2009........  $ 6.07342    $ 7.37093           0
   01/01/2010 to 12/31/2010........  $ 7.37093    $ 8.92062           0
   01/01/2011 to 12/31/2011........  $ 8.92062    $ 8.56861           0
   01/01/2012 to 12/31/2012........  $ 8.56861    $ 9.70328           0
   01/01/2013 to 12/31/2013........  $ 9.70328    $13.11344           0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008.......  $10.11050    $ 6.69071           0
   01/01/2009 to 12/31/2009........  $ 6.69071    $ 8.48889           0
   01/01/2010 to 12/31/2010........  $ 8.48889    $ 9.39644           0
   01/01/2011 to 12/31/2011........  $ 9.39644    $ 9.47723           0
   01/01/2012 to 12/31/2012........  $ 9.47723    $10.44671           0
   01/01/2013 to 12/31/2013........  $10.44671    $13.34952           0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008.......  $10.24128    $ 6.24761         0
   01/01/2009 to 12/31/2009........  $ 6.24761    $ 7.29922         0
   01/01/2010 to 12/31/2010........  $ 7.29922    $ 8.05893         0
   01/01/2011 to 12/31/2011........  $ 8.05893    $ 7.78081         0
   01/01/2012 to 12/31/2012........  $ 7.78081    $ 8.78243         0
   01/01/2013 to 12/31/2013........  $ 8.78243    $11.15637         0
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008.......  $10.07228    $ 6.17591         0
   01/01/2009 to 12/31/2009........  $ 6.17591    $ 8.35410         0
   01/01/2010 to 12/31/2010........  $ 8.35410    $10.49190         0
   01/01/2011 to 12/31/2011........  $10.49190    $ 9.96413         0
   01/01/2012 to 12/31/2012........  $ 9.96413    $11.24291         0
   01/01/2013 to 12/31/2013........  $11.24291    $14.35157         0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008.......  $10.18826    $ 6.43927         0
   01/01/2009 to 12/31/2009........  $ 6.43927    $ 8.24163         0
   01/01/2010 to 12/31/2010........  $ 8.24163    $ 9.70854         0
   01/01/2011 to 12/31/2011........  $ 9.70854    $ 9.12226         0
   01/01/2012 to 12/31/2012........  $ 9.12226    $10.39857         0
   01/01/2013 to 12/31/2013........  $10.39857    $13.43982         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008.......  $10.25876    $ 5.49681         0
   01/01/2009 to 12/31/2009........  $ 5.49681    $ 6.87529         0
   01/01/2010 to 12/31/2010........  $ 6.87529    $ 8.38415         0
   01/01/2011 to 12/31/2011........  $ 8.38415    $ 8.58921         0
   01/01/2012 to 12/31/2012........  $ 8.58921    $ 9.84196         0
   01/01/2013 to 12/31/2013........  $ 9.84196    $ 9.63390         0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008.......  $10.11340    $ 6.78353         0
   01/01/2009 to 12/31/2009........  $ 6.78353    $ 8.37013         0
   01/01/2010 to 12/31/2010........  $ 8.37013    $10.29153         0
   01/01/2011 to 12/31/2011........  $10.29153    $10.19397         0
   01/01/2012 to 12/31/2012........  $10.19397    $11.21325         0
   01/01/2013 to 12/31/2013........  $11.21325    $15.39945         0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008.......  $10.22840    $ 7.15154         0
   01/01/2009 to 12/31/2009........  $ 7.15154    $ 8.42077         0
   01/01/2010 to 12/31/2010........  $ 8.42077    $10.05549         0
   01/01/2011 to 12/31/2011........  $10.05549    $ 9.43076         0
   01/01/2012 to 12/31/2012........  $ 9.43076    $10.71264         0
   01/01/2013 to 12/31/2013........  $10.71264    $14.42376         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008.......  $10.27798    $ 7.24081         0
   01/01/2009 to 12/31/2009........  $ 7.24081    $ 7.59949         0
   01/01/2010 to 12/31/2010........  $ 7.59949    $ 8.59803         0
   01/01/2011 to 12/31/2011........  $ 8.59803    $ 8.56603         0
   01/01/2012 to 12/31/2012........  $ 8.56603    $ 9.76052         0
   01/01/2013 to 12/31/2013........  $ 9.76052    $10.69746         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008.......  $10.09843    $ 7.18764         0
   01/01/2009 to 12/31/2009........  $ 7.18764    $ 7.78380         0
   01/01/2010 to 12/31/2010........  $ 7.78380    $ 8.06522         0
   01/01/2011 to 12/31/2011........  $ 8.06522    $ 9.26899         0
   01/01/2012 to 12/31/2012........  $ 9.26899    $ 9.07704         0
   01/01/2013 to 12/31/2013........  $ 9.07704    $10.05881         0


*  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

          ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV 80 BPS (2.30%)


                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 6.92544    $ 8.42904            0
   01/01/2010 to 12/31/2010........  $ 8.42904    $ 9.22519            0
   01/01/2011 to 12/31/2011........  $ 9.22519    $ 8.77804            0
   01/01/2012 to 12/31/2012........  $ 8.77804    $ 9.65834            0
   01/01/2013 to 12/31/2013........  $ 9.65834    $10.38254            0
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 7.16563    $ 8.85106        1,878
   01/01/2010 to 12/31/2010........  $ 8.85106    $ 9.83777        1,876
   01/01/2011 to 12/31/2011........  $ 9.83777    $ 9.62752        1,874
   01/01/2012 to 12/31/2012........  $ 9.62752    $10.69495        1,872
   01/01/2013 to 12/31/2013........  $10.69495    $12.18503        1,871
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 5.66769    $ 7.00100            0
   01/01/2010 to 12/31/2010........  $ 7.00100    $ 7.79090            0
   01/01/2011 to 12/31/2011........  $ 7.79090    $ 7.88773            0
   01/01/2012 to 05/04/2012........  $ 7.88773    $ 8.55237            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 7.29268    $ 8.74980            0
   01/01/2010 to 12/31/2010........  $ 8.74980    $ 9.60608            0
   01/01/2011 to 12/31/2011........  $ 9.60608    $ 9.27594            0
   01/01/2012 to 12/31/2012........  $ 9.27594    $10.19793       27,416
   01/01/2013 to 12/31/2013........  $10.19793    $11.72754       25,581
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011.......  $ 9.99813    $ 9.12924            0
   01/01/2012 to 12/31/2012........  $ 9.12924    $ 9.98478            0
   01/01/2013 to 12/31/2013........  $ 9.98478    $10.81918            0
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99813    $10.45632            0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 6.61065    $ 8.09615       36,365
   01/01/2010 to 12/31/2010........  $ 8.09615    $ 8.97247       33,933
   01/01/2011 to 12/31/2011........  $ 8.97247    $ 8.55797       31,699
   01/01/2012 to 12/31/2012........  $ 8.55797    $ 9.51289            0
   01/01/2013 to 12/31/2013........  $ 9.51289    $11.40773            0
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013.......  $ 9.99813    $11.60209            0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 5.07417    $ 7.64885            0
   01/01/2010 to 12/31/2010........  $ 7.64885    $ 9.62208            0
   01/01/2011 to 12/31/2011........  $ 9.62208    $10.02565            0
   01/01/2012 to 12/31/2012........  $10.02565    $11.30356            0
   01/01/2013 to 12/31/2013........  $11.30356    $11.39532            0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99813    $ 9.64884            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 5.55699    $ 7.21994            0
   01/01/2010 to 12/31/2010........  $ 7.21994    $ 9.35446            0
   01/01/2011 to 12/31/2011........  $ 9.35446    $ 7.94511            0
   01/01/2012 to 12/31/2012........  $ 7.94511    $ 9.32485            0
   01/01/2013 to 12/31/2013........  $ 9.32485    $12.83494            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 7.42994    $ 8.85937            0
   01/01/2010 to 12/31/2010........  $ 8.85937    $ 9.81382            0
   01/01/2011 to 12/31/2011........  $ 9.81382    $ 9.35607            0
   01/01/2012 to 12/31/2012........  $ 9.35607    $10.39210            0
   01/01/2013 to 12/31/2013........  $10.39210    $12.11095            0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 6.57416    $ 8.06343        3,269
   01/01/2010 to 12/31/2010........  $ 8.06343    $ 9.01404        3,002
   01/01/2011 to 12/31/2011........  $ 9.01404    $ 8.67886        2,763
   01/01/2012 to 12/31/2012........  $ 8.67886    $ 9.38536        2,525
   01/01/2013 to 12/31/2013........  $ 9.38536    $10.52821        2,300
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012.......  $ 9.99813    $10.70361            0
   01/01/2013 to 12/31/2013........  $10.70361    $13.02309            0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99813    $10.77142         0
AST GLOBAL REAL ESTATE PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 5.70316    $ 8.05078         0
   01/01/2010 to 12/31/2010........  $ 8.05078    $ 9.45927         0
   01/01/2011 to 12/31/2011........  $ 9.45927    $ 8.78060         0
   01/01/2012 to 12/31/2012........  $ 8.78060    $10.88313         0
   01/01/2013 to 12/31/2013........  $10.88313    $11.10056         0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 6.93604    $ 8.85314         0
   01/01/2010 to 12/31/2010........  $ 8.85314    $ 9.54416         0
   01/01/2011 to 12/31/2011........  $ 9.54416    $ 8.96037         0
   01/01/2012 to 12/31/2012........  $ 8.96037    $10.48933         0
   01/01/2013 to 12/31/2013........  $10.48933    $13.30247         0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 5.71144    $ 6.87620         0
   01/01/2010 to 12/31/2010........  $ 6.87620    $ 7.58756         0
   01/01/2011 to 12/31/2011........  $ 7.58756    $ 7.00767         0
   01/01/2012 to 12/31/2012........  $ 7.00767    $ 8.19683         0
   01/01/2013 to 12/31/2013........  $ 8.19683    $10.69988         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 6.90312    $ 9.24189         0
   01/01/2010 to 12/31/2010........  $ 9.24189    $10.82478         0
   01/01/2011 to 12/31/2011........  $10.82478    $10.26633         0
   01/01/2012 to 12/31/2012........  $10.26633    $12.00309         0
   01/01/2013 to 12/31/2013........  $12.00309    $15.50989         0
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 7.74199    $ 9.14747         0
   01/01/2010 to 12/31/2010........  $ 9.14747    $ 9.97866         0
   01/01/2011 to 12/31/2011........  $ 9.97866    $ 9.70492         0
   01/01/2012 to 12/31/2012........  $ 9.70492    $10.44704         0
   01/01/2013 to 12/31/2013........  $10.44704    $11.21477         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 7.37788    $ 9.44603         0
   01/01/2010 to 12/31/2010........  $ 9.44603    $11.70488         0
   01/01/2011 to 12/31/2011........  $11.70488    $11.59068         0
   01/01/2012 to 12/31/2012........  $11.59068    $13.10695         0
   01/01/2013 to 12/31/2013........  $13.10695    $17.78468         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 5.49634    $ 6.93468         0
   01/01/2010 to 12/31/2010........  $ 6.93468    $ 7.62200         0
   01/01/2011 to 12/31/2011........  $ 7.62200    $ 7.41393         0
   01/01/2012 to 12/31/2012........  $ 7.41393    $ 8.21792         0
   01/01/2013 to 12/31/2013........  $ 8.21792    $10.81467         0
AST HIGH YIELD PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 8.11245    $10.12384         0
   01/01/2010 to 12/31/2010........  $10.12384    $11.23190         0
   01/01/2011 to 12/31/2011........  $11.23190    $11.32784         0
   01/01/2012 to 12/31/2012........  $11.32784    $12.60864         0
   01/01/2013 to 12/31/2013........  $12.60864    $13.20979         0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 5.43606    $ 7.10356         0
   01/01/2010 to 12/31/2010........  $ 7.10356    $ 7.95038         0
   01/01/2011 to 12/31/2011........  $ 7.95038    $ 6.76716         0
   01/01/2012 to 12/31/2012........  $ 6.76716    $ 7.96179         0
   01/01/2013 to 12/31/2013........  $ 7.96179    $ 9.26558         0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 5.63892    $ 7.29345         0
   01/01/2010 to 12/31/2010........  $ 7.29345    $ 7.91949         0
   01/01/2011 to 12/31/2011........  $ 7.91949    $ 6.76988         0
   01/01/2012 to 12/31/2012........  $ 6.76988    $ 7.72074         0
   01/01/2013 to 12/31/2013........  $ 7.72074    $ 9.01609         0
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009* to 12/31/2009.......  $ 9.98124    $10.83235         0
   01/01/2010 to 12/31/2010........  $10.83235    $11.73319         0
   01/01/2011 to 12/31/2011........  $11.73319    $12.89680         0
   01/01/2012 to 12/31/2012........  $12.89680    $13.79119         0
   01/01/2013 to 12/31/2013........  $13.79119    $13.05169         0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 7.22648    $ 8.80378         0
   01/01/2010 to 12/31/2010........  $ 8.80378    $ 9.79464         0
   01/01/2011 to 12/31/2011........  $ 9.79464    $ 9.51996         0
   01/01/2012 to 12/31/2012........  $ 9.51996    $10.56929         0
   01/01/2013 to 12/31/2013........  $10.56929    $12.01346         0
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 5.85897    $ 7.85183         0
   01/01/2010 to 12/31/2010........  $ 7.85183    $ 8.22542         0
   01/01/2011 to 12/31/2011........  $ 8.22542    $ 7.30477         0
   01/01/2012 to 12/31/2012........  $ 7.30477    $ 8.70441         0
   01/01/2013 to 12/31/2013........  $ 8.70441    $ 9.81552         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 8.03328    $ 9.28661       1,819
   01/01/2010 to 12/31/2010........  $ 9.28661    $ 9.74184       1,817
   01/01/2011 to 12/31/2011........  $ 9.74184    $ 9.54506       1,815
   01/01/2012 to 12/31/2012........  $ 9.54506    $10.32995       1,813
   01/01/2013 to 12/31/2013........  $10.32995    $11.21139       1,812
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009.......  $10.08352    $10.28232           0
   01/01/2010 to 12/31/2010........  $10.28232    $11.18824           0
   01/01/2011 to 12/31/2011........  $11.18824    $11.00912           0
   01/01/2012 to 12/31/2012........  $11.00912    $12.39505           0
   01/01/2013 to 12/31/2013........  $12.39505    $16.53773           0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009.......  $10.14490    $10.29212           0
   01/01/2010 to 12/31/2010........  $10.29212    $11.44115           0
   01/01/2011 to 12/31/2011........  $11.44115    $10.52721           0
   01/01/2012 to 12/31/2012........  $10.52721    $11.65146           0
   01/01/2013 to 12/31/2013........  $11.65146    $14.96886           0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 5.03790    $ 6.36697           0
   01/01/2010 to 12/31/2010........  $ 6.36697    $ 7.04275           0
   01/01/2011 to 12/31/2011........  $ 7.04275    $ 6.59641           0
   01/01/2012 to 12/31/2012........  $ 6.59641    $ 7.53638           0
   01/01/2013 to 12/31/2013........  $ 7.53638    $10.30322           0
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 5.94385    $ 7.54279           0
   01/01/2010 to 12/31/2010........  $ 7.54279    $ 8.82931           0
   01/01/2011 to 12/31/2011........  $ 8.82931    $ 8.55196           0
   01/01/2012 to 12/31/2012........  $ 8.55196    $ 9.38441           0
   01/01/2013 to 12/31/2013........  $ 9.38441    $12.53154           0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 8.51157    $10.23808           0
   01/01/2010 to 12/31/2010........  $10.23808    $11.35019           0
   01/01/2011 to 12/31/2011........  $11.35019    $12.22360           0
   01/01/2012 to 12/31/2012........  $12.22360    $12.65644           0
   01/01/2013 to 12/31/2013........  $12.65644    $12.12406           0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 6.51256    $ 8.63106           0
   01/01/2010 to 12/31/2010........  $ 8.63106    $ 9.45324           0
   01/01/2011 to 12/31/2011........  $ 9.45324    $ 8.95124           0
   01/01/2012 to 12/31/2012........  $ 8.95124    $10.76865           0
   01/01/2013 to 12/31/2013........  $10.76865    $13.43516           0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 6.71209    $ 8.12328         0
   01/01/2010 to 12/31/2010........  $ 8.12328    $ 8.95553         0
   01/01/2011 to 12/31/2011........  $ 8.95553    $ 8.70218         0
   01/01/2012 to 12/31/2012........  $ 8.70218    $ 9.95910         0
   01/01/2013 to 12/31/2013........  $ 9.95910    $13.30833         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012.......  $ 9.99813    $10.17359         0
   01/01/2013 to 12/31/2013........  $10.17359    $13.37598         0
AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 6.03421    $ 7.98530         0
   01/01/2010 to 12/31/2010........  $ 7.98530    $ 9.64843         0
   01/01/2011 to 12/31/2011........  $ 9.64843    $ 9.10597         0
   01/01/2012 to 12/31/2012........  $ 9.10597    $10.53932         0
   01/01/2013 to 12/31/2013........  $10.53932    $13.64150         0
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009........  $10.06646    $ 9.92051         0
   01/01/2010 to 12/31/2010........  $ 9.92051    $ 9.69962         0
   01/01/2011 to 12/31/2011........  $ 9.69962    $ 9.48362         0
   01/01/2012 to 12/31/2012........  $ 9.48362    $ 9.27056         0
   01/01/2013 to 12/31/2013........  $ 9.27056    $ 9.06171         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 5.73792    $ 7.75926         0
   01/01/2010 to 12/31/2010........  $ 7.75926    $ 9.36222         0
   01/01/2011 to 12/31/2011........  $ 9.36222    $ 8.92438         0
   01/01/2012 to 12/31/2012........  $ 8.92438    $10.21725         0
   01/01/2013 to 12/31/2013........  $10.21725    $14.18277         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011.......  $10.02804    $10.06014         0
   01/01/2012 to 12/31/2012........  $10.06014    $10.31252         0
   01/01/2013 to 12/31/2013........  $10.31252    $ 9.79475         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 5.96325    $ 7.38062         0
   01/01/2010 to 12/31/2010........  $ 7.38062    $ 9.28346         0
   01/01/2011 to 12/31/2011........  $ 9.28346    $ 9.22775         0
   01/01/2012 to 12/31/2012........  $ 9.22775    $10.13647         0
   01/01/2013 to 12/31/2013........  $10.13647    $13.13951         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 6.21815    $ 7.54307         0
   01/01/2010 to 12/31/2010........  $ 7.54307    $ 8.86776         0
   01/01/2011 to 04/29/2011........  $ 8.86776    $ 9.92672         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012.......  $ 9.99813    $10.28083         0
   01/01/2013 to 12/31/2013........  $10.28083    $11.95031         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 6.15559    $ 9.04724         0
   01/01/2010 to 12/31/2010........  $ 9.04724    $10.81315         0
   01/01/2011 to 12/31/2011........  $10.81315    $ 8.42720         0
   01/01/2012 to 12/31/2012........  $ 8.42720    $ 9.71407         0
   01/01/2013 to 12/31/2013........  $ 9.71407    $ 9.51647         0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009........  $10.48472    $10.98807         0
   01/01/2010 to 12/31/2010........  $10.98807    $11.15954         0
   01/01/2011 to 12/31/2011........  $11.15954    $11.15386         0
   01/01/2012 to 12/31/2012........  $11.15386    $11.41412         0
   01/01/2013 to 12/31/2013........  $11.41412    $10.91456         0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009........  $10.41118    $11.51084         0
   01/01/2010 to 12/31/2010........  $11.51084    $12.12007         0
   01/01/2011 to 12/31/2011........  $12.12007    $12.22416         0
   01/01/2012 to 12/31/2012........  $12.22416    $13.06239         0
   01/01/2013 to 12/31/2013........  $13.06239    $12.53376         0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 8.35552    $ 9.66599         0
   01/01/2010 to 12/31/2010........  $ 9.66599    $10.44729         0
   01/01/2011 to 12/31/2011........  $10.44729    $10.31420         0
   01/01/2012 to 12/31/2012........  $10.31420    $11.12753         0
   01/01/2013 to 12/31/2013........  $11.12753    $11.87893         0
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011.......  $10.01805    $10.06000         0
   01/01/2012 to 12/31/2012........  $10.06000    $10.53221         0
   01/01/2013 to 12/31/2013........  $10.53221    $10.05697         0
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 6.18437    $ 7.51985         0
   01/01/2010 to 12/31/2010........  $ 7.51985    $ 8.74860         0
   01/01/2011 to 12/31/2011........  $ 8.74860    $ 8.02042         0
   01/01/2012 to 12/31/2012........  $ 8.02042    $ 8.85249         0
   01/01/2013 to 12/31/2013........  $ 8.85249    $10.12645         0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 5.46464    $ 6.93611         0
   01/01/2010 to 12/31/2010........  $ 6.93611    $ 7.80035         0
   01/01/2011 to 12/31/2011........  $ 7.80035    $ 7.88863         0
   01/01/2012 to 12/31/2012........  $ 7.88863    $ 9.16074         0
   01/01/2013 to 12/31/2013........  $ 9.16074    $11.85839         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011.......  $ 9.99813    $ 8.86330         0
   01/01/2012 to 12/31/2012........  $ 8.86330    $ 9.80328         0
   01/01/2013 to 12/31/2013........  $ 9.80328    $11.72888         0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 7.43093    $ 8.82455         0
   01/01/2010 to 12/31/2010........  $ 8.82455    $ 9.65406         0
   01/01/2011 to 12/31/2011........  $ 9.65406    $ 9.26559         0
   01/01/2012 to 12/31/2012........  $ 9.26559    $ 9.98785         0
   01/01/2013 to 12/31/2013........  $ 9.98785    $10.97748         0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 6.74434    $ 8.27074         0
   01/01/2010 to 12/31/2010........  $ 8.27074    $ 9.24411         0
   01/01/2011 to 12/31/2011........  $ 9.24411    $ 8.82049         0
   01/01/2012 to 12/31/2012........  $ 8.82049    $ 9.99268         0
   01/01/2013 to 12/31/2013........  $ 9.99268    $11.53173         0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 7.19702    $ 8.83111         0
   01/01/2010 to 12/31/2010........  $ 8.83111    $ 9.65207         0
   01/01/2011 to 12/31/2011........  $ 9.65207    $ 9.11620         0
   01/01/2012 to 12/31/2012........  $ 9.11620    $ 9.90307         0
   01/01/2013 to 12/31/2013........  $ 9.90307    $11.07415         0
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 6.24710    $ 8.18814         0
   01/01/2010 to 12/31/2010........  $ 8.18814    $10.91881         0
   01/01/2011 to 12/31/2011........  $10.91881    $10.56883         0
   01/01/2012 to 12/31/2012........  $10.56883    $11.58829         0
   01/01/2013 to 12/31/2013........  $11.58829    $15.31180         0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 6.20681    $ 8.04226         0
   01/01/2010 to 12/31/2010........  $ 8.04226    $ 9.90483         0
   01/01/2011 to 12/31/2011........  $ 9.90483    $ 9.10347         0
   01/01/2012 to 12/31/2012........  $ 9.10347    $10.51418         0
   01/01/2013 to 12/31/2013........  $10.51418    $14.12151         0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 7.39744    $ 8.93948         0
   01/01/2010 to 12/31/2010........  $ 8.93948    $ 9.74625         0
   01/01/2011 to 12/31/2011........  $ 9.74625    $ 9.71612         0
   01/01/2012 to 12/31/2012........  $ 9.71612    $10.77872         0
   01/01/2013 to 12/31/2013........  $10.77872    $12.30969         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 5.09682    $ 6.50369           0
   01/01/2010 to 12/31/2010........  $ 6.50369    $ 7.19941           0
   01/01/2011 to 12/31/2011........  $ 7.19941    $ 6.92217           0
   01/01/2012 to 12/31/2012........  $ 6.92217    $ 7.93333           0
   01/01/2013 to 12/31/2013........  $ 7.93333    $10.05684           0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 6.65184    $ 8.75462           0
   01/01/2010 to 12/31/2010........  $ 8.75462    $ 9.91060           0
   01/01/2011 to 12/31/2011........  $ 9.91060    $ 9.52354           0
   01/01/2012 to 12/31/2012........  $ 9.52354    $10.94552           0
   01/01/2013 to 12/31/2013........  $10.94552    $15.40960           0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 6.21327    $ 8.28615           0
   01/01/2010 to 12/31/2010........  $ 8.28615    $ 9.75631           0
   01/01/2011 to 12/31/2011........  $ 9.75631    $ 8.11414           0
   01/01/2012 to 12/31/2012........  $ 8.11414    $ 8.21809           0
   01/01/2013 to 12/31/2013........  $ 8.21809    $ 9.26858           0
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 9.99084    $11.06172           0
   01/01/2010 to 12/31/2010........  $11.06172    $11.43374           0
   01/01/2011 to 12/31/2011........  $11.43374    $11.63767           0
   01/01/2012 to 12/31/2012........  $11.63767    $11.96951           0
   01/01/2013 to 12/31/2013........  $11.96951    $11.26080           0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 5.77151    $ 7.31205           0
   01/01/2010 to 12/31/2010........  $ 7.31205    $ 8.19375           0
   01/01/2011 to 12/31/2011........  $ 8.19375    $ 7.73276           0
   01/01/2012 to 12/31/2012........  $ 7.73276    $ 8.39038           0
   01/01/2013 to 12/31/2013........  $ 8.39038    $ 9.88303           0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 9.37388    $10.08210           0
   01/01/2010 to 12/31/2010........  $10.08210    $10.62366           0
   01/01/2011 to 12/31/2011........  $10.62366    $11.01053           0
   01/01/2012 to 12/31/2012........  $11.01053    $11.60744           0
   01/01/2013 to 12/31/2013........  $11.60744    $11.17668           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2009 to 12/31/2009........  $ 6.61241    $ 8.41089       1,312
   01/01/2010 to 12/31/2010........  $ 8.41089    $ 9.06354           0
   01/01/2011 to 12/31/2011........  $ 9.06354    $ 8.71179           0
   01/01/2012 to 09/21/2012........  $ 8.71179    $ 9.71667           0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 7.25230    $ 9.07815         0
   01/01/2010 to 12/31/2010........  $ 9.07815    $10.41448         0
   01/01/2011 to 12/31/2011........  $10.41448    $10.88759         0
   01/01/2012 to 12/31/2012........  $10.88759    $11.79758         0
   01/01/2013 to 12/31/2013........  $11.79758    $14.81320         0
PROFUND VP CONSUMER SERVICES
   05/01/2009 to 12/31/2009........  $ 7.26059    $ 8.96705         0
   01/01/2010 to 12/31/2010........  $ 8.96705    $10.64011         0
   01/01/2011 to 12/31/2011........  $10.64011    $10.97300         0
   01/01/2012 to 12/31/2012........  $10.97300    $13.09577         0
   01/01/2013 to 12/31/2013........  $13.09577    $17.90471         0
PROFUND VP FINANCIALS
   05/01/2009 to 12/31/2009........  $ 4.50851    $ 5.90187         0
   01/01/2010 to 12/31/2010........  $ 5.90187    $ 6.39953         0
   01/01/2011 to 12/31/2011........  $ 6.39953    $ 5.39030         0
   01/01/2012 to 12/31/2012........  $ 5.39030    $ 6.57175         0
   01/01/2013 to 12/31/2013........  $ 6.57175    $ 8.48441         0
PROFUND VP HEALTH CARE
   05/01/2009 to 12/31/2009........  $ 7.57897    $ 9.70155         0
   01/01/2010 to 12/31/2010........  $ 9.70155    $ 9.75290         0
   01/01/2011 to 12/31/2011........  $ 9.75290    $10.49777         0
   01/01/2012 to 12/31/2012........  $10.49777    $12.04676         0
   01/01/2013 to 12/31/2013........  $12.04676    $16.45743         0
PROFUND VP INDUSTRIALS
   05/01/2009 to 12/31/2009........  $ 5.83384    $ 7.36507         0
   01/01/2010 to 12/31/2010........  $ 7.36507    $ 8.90907         0
   01/01/2011 to 12/31/2011........  $ 8.90907    $ 8.55332         0
   01/01/2012 to 12/31/2012........  $ 8.55332    $ 9.68136         0
   01/01/2013 to 12/31/2013........  $ 9.68136    $13.07744         0
PROFUND VP LARGE-CAP GROWTH
   05/01/2009 to 12/31/2009........  $ 6.76288    $ 8.48191         0
   01/01/2010 to 12/31/2010........  $ 8.48191    $ 9.38415         0
   01/01/2011 to 12/31/2011........  $ 9.38415    $ 9.46038         0
   01/01/2012 to 12/31/2012........  $ 9.46038    $10.42308         0
   01/01/2013 to 12/31/2013........  $10.42308    $13.31287         0
PROFUND VP LARGE-CAP VALUE
   05/01/2009 to 12/31/2009........  $ 5.76993    $ 7.29331         0
   01/01/2010 to 12/31/2010........  $ 7.29331    $ 8.04843         0
   01/01/2011 to 12/31/2011........  $ 8.04843    $ 7.76682         0
   01/01/2012 to 12/31/2012........  $ 7.76682    $ 8.76240         0
   01/01/2013 to 12/31/2013........  $ 8.76240    $11.12557         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
PROFUND VP MID-CAP GROWTH
   05/01/2009 to 12/31/2009........  $ 6.59483    $ 8.34729         0
   01/01/2010 to 12/31/2010........  $ 8.34729    $10.47825         0
   01/01/2011 to 12/31/2011........  $10.47825    $ 9.94631         0
   01/01/2012 to 12/31/2012........  $ 9.94631    $11.21731         0
   01/01/2013 to 12/31/2013........  $11.21731    $14.31186         0
PROFUND VP MID-CAP VALUE
   05/01/2009 to 12/31/2009........  $ 6.40367    $ 8.23472         0
   01/01/2010 to 12/31/2010........  $ 8.23472    $ 9.69569         0
   01/01/2011 to 12/31/2011........  $ 9.69569    $ 9.10578         0
   01/01/2012 to 12/31/2012........  $ 9.10578    $10.37470         0
   01/01/2013 to 12/31/2013........  $10.37470    $13.40251         0
PROFUND VP REAL ESTATE
   05/01/2009 to 12/31/2009........  $ 4.71423    $ 6.86971         0
   01/01/2010 to 12/31/2010........  $ 6.86971    $ 8.37328         0
   01/01/2011 to 12/31/2011........  $ 8.37328    $ 8.57387         0
   01/01/2012 to 12/31/2012........  $ 8.57387    $ 9.81965         0
   01/01/2013 to 12/31/2013........  $ 9.81965    $ 9.60733         0
PROFUND VP SMALL-CAP GROWTH
   05/01/2009 to 12/31/2009........  $ 6.66099    $ 8.36326         0
   01/01/2010 to 12/31/2010........  $ 8.36326    $10.27809         0
   01/01/2011 to 12/31/2011........  $10.27809    $10.17580         0
   01/01/2012 to 12/31/2012........  $10.17580    $11.18772         0
   01/01/2013 to 12/31/2013........  $11.18772    $15.35691         0
PROFUND VP SMALL-CAP VALUE
   05/01/2009 to 12/31/2009........  $ 6.76369    $ 8.41396         0
   01/01/2010 to 12/31/2010........  $ 8.41396    $10.04239         0
   01/01/2011 to 12/31/2011........  $10.04239    $ 9.41387         0
   01/01/2012 to 12/31/2012........  $ 9.41387    $10.68819         0
   01/01/2013 to 12/31/2013........  $10.68819    $14.38382         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2009 to 12/31/2009........  $ 7.00314    $ 7.59340         0
   01/01/2010 to 12/31/2010........  $ 7.59340    $ 8.58692         0
   01/01/2011 to 12/31/2011........  $ 8.58692    $ 8.55072         0
   01/01/2012 to 12/31/2012........  $ 8.55072    $ 9.73838         0
   01/01/2013 to 12/31/2013........  $ 9.73838    $10.66804         0
PROFUND VP UTILITIES
   05/01/2009 to 12/31/2009........  $ 6.50308    $ 7.77748         0
   01/01/2010 to 12/31/2010........  $ 7.77748    $ 8.05488         0
   01/01/2011 to 12/31/2011........  $ 8.05488    $ 9.25256         0
   01/01/2012 to 12/31/2012........  $ 9.25256    $ 9.05648         0
   01/01/2013 to 12/31/2013........  $ 9.05648    $10.03105         0


*  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: TRUEACCUMULATION HIGHEST DAILY AND COMBINATION 5%
                     ROLL UP AND HAV DEATH BENEFIT (2.35%)


                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.06916    $ 6.92933           0
   01/01/2009 to 12/31/2009........  $ 6.92933    $ 8.41901           0
   01/01/2010 to 12/31/2010........  $ 8.41901    $ 9.20967           0
   01/01/2011 to 12/31/2011........  $ 9.20967    $ 8.75896           0
   01/01/2012 to 12/31/2012........  $ 8.75896    $ 9.63259           0
   01/01/2013 to 12/31/2013........  $ 9.63259    $10.34976           0
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.29473    $ 7.17010           0
   01/01/2009 to 12/31/2009........  $ 7.17010    $ 8.84062           0
   01/01/2010 to 12/31/2010........  $ 8.84062    $ 9.82127           0
   01/01/2011 to 12/31/2011........  $ 9.82127    $ 9.60650           0
   01/01/2012 to 12/31/2012........  $ 9.60650    $10.66627           0
   01/01/2013 to 12/31/2013........  $10.66627    $12.14653           0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.07747    $ 6.07709           0
   01/01/2009 to 12/31/2009........  $ 6.07709    $ 6.99273           0
   01/01/2010 to 12/31/2010........  $ 6.99273    $ 7.77801           0
   01/01/2011 to 12/31/2011........  $ 7.77801    $ 7.87082           0
   01/01/2012 to 05/04/2012........  $ 7.87082    $ 8.53260           0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.17110    $ 7.25451           0
   01/01/2009 to 12/31/2009........  $ 7.25451    $ 8.73905       1,252
   01/01/2010 to 12/31/2010........  $ 8.73905    $ 9.58957         641
   01/01/2011 to 12/31/2011........  $ 9.58957    $ 9.25563         590
   01/01/2012 to 12/31/2012........  $ 9.25563    $10.17057         634
   01/01/2013 to 12/31/2013........  $10.17057    $11.69039         185

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011.......  $ 9.99809    $ 9.12624           0
   01/01/2012 to 12/31/2012........  $ 9.12624    $ 9.97672           0
   01/01/2013 to 12/31/2013........  $ 9.97672    $10.80523           0
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99809    $10.45290           0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009.......  $ 9.99873    $ 9.33046           0
   01/01/2010 to 12/31/2010........  $ 9.33046    $10.08006           0
   01/01/2011 to 12/31/2011........  $10.08006    $10.79797           0
   01/01/2012 to 12/31/2012........  $10.79797    $10.98848           0
   01/01/2013 to 12/31/2013........  $10.98848    $10.66196           0
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008.......  $10.02955    $12.12416           0
   01/01/2009 to 12/31/2009........  $12.12416    $11.12864           0
   01/01/2010 to 12/31/2010........  $11.12864    $12.08900           0
   01/01/2011 to 12/31/2011........  $12.08900    $13.41541           0
   01/01/2012 to 12/31/2012........  $13.41541    $13.85564           0
   01/01/2013 to 12/31/2013........  $13.85564    $13.11163           0
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008.......  $10.02952    $12.18124           0
   01/01/2009 to 12/31/2009........  $12.18124    $10.98465           0
   01/01/2010 to 12/31/2010........  $10.98465    $11.95143           0
   01/01/2011 to 12/31/2011........  $11.95143    $13.54226           0
   01/01/2012 to 12/31/2012........  $13.54226    $14.00555           0
   01/01/2013 to 12/31/2013........  $14.00555    $13.02245           0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009.......  $ 9.99873    $ 8.74417           0
   01/01/2010 to 12/31/2010........  $ 8.74417    $ 9.55502           0
   01/01/2011 to 12/31/2011........  $ 9.55502    $11.07928           0
   01/01/2012 to 12/31/2012........  $11.07928    $11.50814           0
   01/01/2013 to 12/31/2013........  $11.50814    $10.51085           0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010.......  $ 9.99745    $10.95233       1,256
   01/01/2011 to 12/31/2011........  $10.95233    $12.87327           0
   01/01/2012 to 12/31/2012........  $12.87327    $13.43133           0
   01/01/2013 to 12/31/2013........  $13.43133    $12.20383           0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011.......  $ 9.99809    $11.95968       1,411
   01/01/2012 to 12/31/2012........  $11.95968    $12.36741       1,336
   01/01/2013 to 12/31/2013........  $12.36741    $10.90546           0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012.......  $ 9.99746    $10.34594           0
   01/01/2013 to 12/31/2013........  $10.34594    $ 9.07707           0
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013.......  $ 9.99873    $ 8.70491       2,972

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.96136    $ 6.60409         0
   01/01/2009 to 12/31/2009........  $ 6.60409    $ 8.08658         0
   01/01/2010 to 12/31/2010........  $ 8.08658    $ 8.95750         0
   01/01/2011 to 12/31/2011........  $ 8.95750    $ 8.53947         0
   01/01/2012 to 12/31/2012........  $ 8.53947    $ 9.48766         0
   01/01/2013 to 12/31/2013........  $ 9.48766    $11.37199         0
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013.......  $ 9.99809    $11.59728         0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.43164    $ 5.92718         0
   01/01/2009 to 12/31/2009........  $ 5.92718    $ 7.63973         0
   01/01/2010 to 12/31/2010........  $ 7.63973    $ 9.60577         0
   01/01/2011 to 12/31/2011........  $ 9.60577    $10.00379         0
   01/01/2012 to 12/31/2012........  $10.00379    $11.27350         0
   01/01/2013 to 12/31/2013........  $11.27350    $11.35926         0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 07/18/2008.......  $ 8.64567    $ 8.04260         0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99809    $ 9.64571         0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.12816    $ 5.56378         0
   01/01/2009 to 12/31/2009........  $ 5.56378    $ 7.21128         0
   01/01/2010 to 12/31/2010........  $ 7.21128    $ 9.33864         0
   01/01/2011 to 12/31/2011........  $ 9.33864    $ 7.92780         0
   01/01/2012 to 12/31/2012........  $ 7.92780    $ 9.30000         0
   01/01/2013 to 12/31/2013........  $ 9.30000    $12.79453         0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.10342    $ 7.47366         0
   01/01/2009 to 12/31/2009........  $ 7.47366    $ 8.85204         0
   01/01/2010 to 12/31/2010........  $ 8.85204    $ 9.80083         0
   01/01/2011 to 12/31/2011........  $ 9.80083    $ 9.33910         0
   01/01/2012 to 12/31/2012........  $ 9.33910    $10.36817         0
   01/01/2013 to 12/31/2013........  $10.36817    $12.07713         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.02459    $ 6.65578           0
   01/01/2009 to 12/31/2009........  $ 6.65578    $ 8.05364       1,077
   01/01/2010 to 12/31/2010........  $ 8.05364    $ 8.99876         551
   01/01/2011 to 12/31/2011........  $ 8.99876    $ 8.65983         508
   01/01/2012 to 12/31/2012........  $ 8.65983    $ 9.36023         546
   01/01/2013 to 12/31/2013........  $ 9.36023    $10.49491         159
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008.......  $ 9.99810    $ 7.45064           0
   01/01/2009 to 11/13/2009........  $ 7.45064    $ 8.28542           0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012.......  $ 9.99809    $10.70005           0
   01/01/2013 to 12/31/2013........  $10.70005    $13.01240           0
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99809    $10.76786           0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008.......  $10.17477    $ 6.09512           0
   01/01/2009 to 12/31/2009........  $ 6.09512    $ 8.04522           0
   01/01/2010 to 12/31/2010........  $ 8.04522    $ 9.44815           0
   01/01/2011 to 12/31/2011........  $ 9.44815    $ 8.76602           0
   01/01/2012 to 12/31/2012........  $ 8.76602    $10.85976           0
   01/01/2013 to 12/31/2013........  $10.85976    $11.07126           0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.96101    $ 6.05812           0
   01/01/2009 to 12/31/2009........  $ 6.05812    $ 8.84254           0
   01/01/2010 to 12/31/2010........  $ 8.84254    $ 9.52813           0
   01/01/2011 to 12/31/2011........  $ 9.52813    $ 8.94099           0
   01/01/2012 to 12/31/2012........  $ 8.94099    $10.46153           0
   01/01/2013 to 12/31/2013........  $10.46153    $13.26077           0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.31731    $ 5.89787           0
   01/01/2009 to 12/31/2009........  $ 5.89787    $ 6.86791           0
   01/01/2010 to 12/31/2010........  $ 6.86791    $ 7.57471           0
   01/01/2011 to 12/31/2011........  $ 7.57471    $ 6.99241           0
   01/01/2012 to 12/31/2012........  $ 6.99241    $ 8.17492           0
   01/01/2013 to 12/31/2013........  $ 8.17492    $10.66603           0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.29960    $ 6.01433           0
   01/01/2009 to 12/31/2009........  $ 6.01433    $ 9.23099           0
   01/01/2010 to 12/31/2010........  $ 9.23099    $10.80694           0
   01/01/2011 to 12/31/2011........  $10.80694    $10.24435           0
   01/01/2012 to 12/31/2012........  $10.24435    $11.97156           0
   01/01/2013 to 12/31/2013........  $11.97156    $15.46158           0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.08910    $ 7.58214         0
   01/01/2009 to 12/31/2009........  $ 7.58214    $ 9.14005         0
   01/01/2010 to 12/31/2010........  $ 9.14005    $ 9.96566         0
   01/01/2011 to 12/31/2011........  $ 9.96566    $ 9.68750         0
   01/01/2012 to 12/31/2012........  $ 9.68750    $10.42313         0
   01/01/2013 to 12/31/2013........  $10.42313    $11.18347         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008.......  $10.03298    $ 7.61659         0
   01/01/2009 to 12/31/2009........  $ 7.61659    $ 9.43936         0
   01/01/2010 to 12/31/2010........  $ 9.43936    $11.69095         0
   01/01/2011 to 12/31/2011........  $11.69095    $11.57124         0
   01/01/2012 to 12/31/2012........  $11.57124    $13.07848         0
   01/01/2013 to 12/31/2013........  $13.07848    $17.73733         0
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.32427    $ 5.99482         0
   01/01/2009 to 12/31/2009........  $ 5.99482    $ 6.92638         0
   01/01/2010 to 12/31/2010........  $ 6.92638    $ 7.60913         0
   01/01/2011 to 12/31/2011........  $ 7.60913    $ 7.39785         0
   01/01/2012 to 12/31/2012........  $ 7.39785    $ 8.19610         0
   01/01/2013 to 12/31/2013........  $ 8.19610    $10.78068         0
AST HIGH YIELD PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.57606    $ 7.63518         0
   01/01/2009 to 12/31/2009........  $ 7.63518    $10.11187         0
   01/01/2010 to 12/31/2010........  $10.11187    $11.21315         0
   01/01/2011 to 12/31/2011........  $11.21315    $11.30334         0
   01/01/2012 to 12/31/2012........  $11.30334    $12.57516         0
   01/01/2013 to 12/31/2013........  $12.57516    $13.16820         0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.46863    $ 5.36782         0
   01/01/2009 to 12/31/2009........  $ 5.36782    $ 7.09511         0
   01/01/2010 to 12/31/2010........  $ 7.09511    $ 7.93701         0
   01/01/2011 to 12/31/2011........  $ 7.93701    $ 6.75250         0
   01/01/2012 to 12/31/2012........  $ 6.75250    $ 7.94067         0
   01/01/2013 to 12/31/2013........  $ 7.94067    $ 9.23656         0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.85418    $ 5.71367         0
   01/01/2009 to 12/31/2009........  $ 5.71367    $ 7.28482         0
   01/01/2010 to 12/31/2010........  $ 7.28482    $ 7.90617         0
   01/01/2011 to 12/31/2011........  $ 7.90617    $ 6.75513         0
   01/01/2012 to 12/31/2012........  $ 6.75513    $ 7.70015         0
   01/01/2013 to 12/31/2013........  $ 7.70015    $ 8.98766         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009* to 12/31/2009.......  $ 9.98123    $10.82874         0
   01/01/2010 to 12/31/2010........  $10.82874    $11.72359         0
   01/01/2011 to 12/31/2011........  $11.72359    $12.88004         0
   01/01/2012 to 12/31/2012........  $12.88004    $13.76638         0
   01/01/2013 to 12/31/2013........  $13.76638    $13.02189         0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.11161    $ 7.10814         0
   01/01/2009 to 12/31/2009........  $ 7.10814    $ 8.79659         0
   01/01/2010 to 12/31/2010........  $ 8.79659    $ 9.78186         0
   01/01/2011 to 12/31/2011........  $ 9.78186    $ 9.50290         0
   01/01/2012 to 12/31/2012........  $ 9.50290    $10.54522         0
   01/01/2013 to 12/31/2013........  $10.54522    $11.98021         0
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.03661    $ 5.90744         0
   01/01/2009 to 12/31/2009........  $ 5.90744    $ 7.84259         0
   01/01/2010 to 12/31/2010........  $ 7.84259    $ 8.21171         0
   01/01/2011 to 12/31/2011........  $ 8.21171    $ 7.28888         0
   01/01/2012 to 12/31/2012........  $ 7.28888    $ 8.68125         0
   01/01/2013 to 12/31/2013........  $ 8.68125    $ 9.78453         0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.19149    $ 7.78061         0
   01/01/2009 to 12/31/2009........  $ 7.78061    $ 9.27562         0
   01/01/2010 to 12/31/2010........  $ 9.27562    $ 9.72566         0
   01/01/2011 to 12/31/2011........  $ 9.72566    $ 9.52449         0
   01/01/2012 to 12/31/2012........  $ 9.52449    $10.30268         0
   01/01/2013 to 12/31/2013........  $10.30268    $11.17624         0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009.......  $10.08348    $10.28166         0
   01/01/2010 to 12/31/2010........  $10.28166    $11.18209         0
   01/01/2011 to 12/31/2011........  $11.18209    $10.99770         0
   01/01/2012 to 12/31/2012........  $10.99770    $12.37621         0
   01/01/2013 to 12/31/2013........  $12.37621    $16.50452         0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009.......  $10.14486    $10.29146         0
   01/01/2010 to 12/31/2010........  $10.29146    $11.43481         0
   01/01/2011 to 12/31/2011........  $11.43481    $10.51624         0
   01/01/2012 to 12/31/2012........  $10.51624    $11.63370         0
   01/01/2013 to 12/31/2013........  $11.63370    $14.93867         0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.12771    $ 5.44996         0
   01/01/2009 to 12/31/2009........  $ 5.44996    $ 6.35937         0
   01/01/2010 to 12/31/2010........  $ 6.35937    $ 7.03076         0
   01/01/2011 to 12/31/2011........  $ 7.03076    $ 6.58186         0
   01/01/2012 to 12/31/2012........  $ 6.58186    $ 7.51607         0
   01/01/2013 to 12/31/2013........  $ 7.51607    $10.27043         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.95528    $ 5.94265         0
   01/01/2009 to 12/31/2009........  $ 5.94265    $ 7.53376         0
   01/01/2010 to 12/31/2010........  $ 7.53376    $ 8.81447         0
   01/01/2011 to 12/31/2011........  $ 8.81447    $ 8.53343         0
   01/01/2012 to 12/31/2012........  $ 8.53343    $ 9.35953         0
   01/01/2013 to 12/31/2013........  $ 9.35953    $12.49232         0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.35209    $ 7.77570         0
   01/01/2009 to 12/31/2009........  $ 7.77570    $10.22579         0
   01/01/2010 to 12/31/2010........  $10.22579    $11.33096         0
   01/01/2011 to 12/31/2011........  $11.33096    $12.19693         0
   01/01/2012 to 12/31/2012........  $12.19693    $12.62272         0
   01/01/2013 to 12/31/2013........  $12.62272    $12.08575         0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.14419    $ 6.70967         0
   01/01/2009 to 12/31/2009........  $ 6.70967    $ 8.62094         0
   01/01/2010 to 12/31/2010........  $ 8.62094    $ 9.43754         0
   01/01/2011 to 12/31/2011........  $ 9.43754    $ 8.93200         0
   01/01/2012 to 12/31/2012........  $ 8.93200    $10.74020         0
   01/01/2013 to 12/31/2013........  $10.74020    $13.39304         0
AST MFS GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.34799    $ 6.68086         0
   01/01/2009 to 12/31/2009........  $ 6.68086    $ 8.11370         0
   01/01/2010 to 12/31/2010........  $ 8.11370    $ 8.94066         0
   01/01/2011 to 12/31/2011........  $ 8.94066    $ 8.68354         0
   01/01/2012 to 12/31/2012........  $ 8.68354    $ 9.93283         0
   01/01/2013 to 12/31/2013........  $ 9.93283    $13.26670         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012.......  $ 9.99809    $10.17170         0
   01/01/2013 to 12/31/2013........  $10.17170    $13.36689         0
AST MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.72008    $ 5.87769         0
   01/01/2009 to 12/31/2009........  $ 5.87769    $ 7.97555         0
   01/01/2010 to 12/31/2010........  $ 7.97555    $ 9.63188         0
   01/01/2011 to 12/31/2011........  $ 9.63188    $ 9.08589         0
   01/01/2012 to 12/31/2012........  $ 9.08589    $10.51085         0
   01/01/2013 to 12/31/2013........  $10.51085    $13.59817         0
AST MONEY MARKET PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.13338    $10.11730         0
   01/01/2009 to 12/31/2009........  $10.11730    $ 9.90902         0
   01/01/2010 to 12/31/2010........  $ 9.90902    $ 9.68355         0
   01/01/2011 to 12/31/2011........  $ 9.68355    $ 9.46336         0
   01/01/2012 to 12/31/2012........  $ 9.46336    $ 9.24628         0
   01/01/2013 to 12/31/2013........  $ 9.24628    $ 9.03356         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.62668    $ 5.64001         0
   01/01/2009 to 12/31/2009........  $ 5.64001    $ 7.74993         0
   01/01/2010 to 12/31/2010........  $ 7.74993    $ 9.34633         0
   01/01/2011 to 12/31/2011........  $ 9.34633    $ 8.90497         0
   01/01/2012 to 12/31/2012........  $ 8.90497    $10.19003         0
   01/01/2013 to 12/31/2013........  $10.19003    $14.13811         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011.......  $10.02800    $10.05926         0
   01/01/2012 to 12/31/2012........  $10.05926    $10.30635         0
   01/01/2013 to 12/31/2013........  $10.30635    $ 9.78411         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.51938    $ 5.81343         0
   01/01/2009 to 12/31/2009........  $ 5.81343    $ 7.37175         0
   01/01/2010 to 12/31/2010........  $ 7.37175    $ 9.26770         0
   01/01/2011 to 12/31/2011........  $ 9.26770    $ 9.20769         0
   01/01/2012 to 12/31/2012........  $ 9.20769    $10.10948         0
   01/01/2013 to 12/31/2013........  $10.10948    $13.09812         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.12501    $ 6.29175         0
   01/01/2009 to 12/31/2009........  $ 6.29175    $ 7.53408         0
   01/01/2010 to 12/31/2010........  $ 7.53408    $ 8.85289         0
   01/01/2011 to 04/29/2011........  $ 8.85289    $ 9.90856         0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012.......  $ 9.99809    $10.27738         0
   01/01/2013 to 12/31/2013........  $10.27738    $11.94024         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008.......  $10.10084    $ 5.55712         0
   01/01/2009 to 12/31/2009........  $ 5.55712    $ 9.04069         0
   01/01/2010 to 12/31/2010........  $ 9.04069    $10.80008         0
   01/01/2011 to 12/31/2011........  $10.80008    $ 8.41294         0
   01/01/2012 to 12/31/2012........  $ 8.41294    $ 9.69280         0
   01/01/2013 to 12/31/2013........  $ 9.69280    $ 9.49101         0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.47914    $10.19085         0
   01/01/2009 to 12/31/2009........  $10.19085    $10.97507         0
   01/01/2010 to 12/31/2010........  $10.97507    $11.14074         0
   01/01/2011 to 12/31/2011........  $11.14074    $11.12973         0
   01/01/2012 to 12/31/2012........  $11.12973    $11.38397         0
   01/01/2013 to 12/31/2013........  $11.38397    $10.88051         0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.83184    $10.09881         0
   01/01/2009 to 12/31/2009........  $10.09881    $11.49721         0
   01/01/2010 to 12/31/2010........  $11.49721    $12.09978         0
   01/01/2011 to 12/31/2011........  $12.09978    $12.19778         0
   01/01/2012 to 12/31/2012........  $12.19778    $13.02765         0
   01/01/2013 to 12/31/2013........  $13.02765    $12.49409         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.38420    $ 8.23216          0
   01/01/2009 to 12/31/2009........  $ 8.23216    $ 9.65455          0
   01/01/2010 to 12/31/2010........  $ 9.65455    $10.42982          0
   01/01/2011 to 12/31/2011........  $10.42982    $10.29184          0
   01/01/2012 to 12/31/2012........  $10.29184    $11.09793          0
   01/01/2013 to 12/31/2013........  $11.09793    $11.84159          0
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011.......  $10.01801    $10.05916          0
   01/01/2012 to 12/31/2012........  $10.05916    $10.52613          0
   01/01/2013 to 12/31/2013........  $10.52613    $10.04616          0
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.17024    $ 6.10248          0
   01/01/2009 to 12/31/2009........  $ 6.10248    $ 7.51087          0
   01/01/2010 to 12/31/2010........  $ 7.51087    $ 8.73399          0
   01/01/2011 to 12/31/2011........  $ 8.73399    $ 8.00320          0
   01/01/2012 to 12/31/2012........  $ 8.00320    $ 8.82911          0
   01/01/2013 to 12/31/2013........  $ 8.82911    $10.09478          0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.26638    $ 5.82066          0
   01/01/2009 to 12/31/2009........  $ 5.82066    $ 6.92791          0
   01/01/2010 to 12/31/2010........  $ 6.92791    $ 7.78733          0
   01/01/2011 to 12/31/2011........  $ 7.78733    $ 7.87158          0
   01/01/2012 to 12/31/2012........  $ 7.87158    $ 9.13645          0
   01/01/2013 to 12/31/2013........  $ 9.13645    $11.82112          0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011.......  $ 9.99809    $ 8.86036          0
   01/01/2012 to 12/31/2012........  $ 8.86036    $ 9.79528          0
   01/01/2013 to 12/31/2013........  $ 9.79528    $11.71354          0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.08091    $ 7.31417          0
   01/01/2009 to 12/31/2009........  $ 7.31417    $ 8.81729        922
   01/01/2010 to 12/31/2010........  $ 8.81729    $ 9.64125        472
   01/01/2011 to 12/31/2011........  $ 9.64125    $ 9.24880        435
   01/01/2012 to 12/31/2012........  $ 9.24880    $ 9.96486        467
   01/01/2013 to 12/31/2013........  $ 9.96486    $10.94677        136
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.09909    $ 6.66803          0
   01/01/2009 to 12/31/2009........  $ 6.66803    $ 8.26396          0
   01/01/2010 to 12/31/2010........  $ 8.26396    $ 9.23209          0
   01/01/2011 to 12/31/2011........  $ 9.23209    $ 8.80468          0
   01/01/2012 to 12/31/2012........  $ 8.80468    $ 9.96977          0
   01/01/2013 to 12/31/2013........  $ 9.96977    $11.49977          0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.12059    $ 7.08586         0
   01/01/2009 to 12/31/2009........  $ 7.08586    $ 8.82075         0
   01/01/2010 to 12/31/2010........  $ 8.82075    $ 9.63600         0
   01/01/2011 to 12/31/2011........  $ 9.63600    $ 9.09651         0
   01/01/2012 to 12/31/2012........  $ 9.09651    $ 9.87681         0
   01/01/2013 to 12/31/2013........  $ 9.87681    $11.03935         0
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.43869    $ 6.25113         0
   01/01/2009 to 12/31/2009........  $ 6.25113    $ 8.17829         0
   01/01/2010 to 12/31/2010........  $ 8.17829    $10.90035         0
   01/01/2011 to 12/31/2011........  $10.90035    $10.54577         0
   01/01/2012 to 12/31/2012........  $10.54577    $11.55743         0
   01/01/2013 to 12/31/2013........  $11.55743    $15.26349         0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.32205    $ 6.47383         0
   01/01/2009 to 12/31/2009........  $ 6.47383    $ 8.03269         0
   01/01/2010 to 12/31/2010........  $ 8.03269    $ 9.88822         0
   01/01/2011 to 12/31/2011........  $ 9.88822    $ 9.08373         0
   01/01/2012 to 12/31/2012........  $ 9.08373    $10.48624         0
   01/01/2013 to 12/31/2013........  $10.48624    $14.07707         0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.01242    $ 7.36181         0
   01/01/2009 to 12/31/2009........  $ 7.36181    $ 8.92871         0
   01/01/2010 to 12/31/2010........  $ 8.92871    $ 9.72969         0
   01/01/2011 to 12/31/2011........  $ 9.72969    $ 9.69497         0
   01/01/2012 to 12/31/2012........  $ 9.69497    $10.75004         0
   01/01/2013 to 12/31/2013........  $10.75004    $12.27096         0
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 8.99802    $ 5.37079         0
   01/01/2009 to 12/31/2009........  $ 5.37079    $ 6.49596         0
   01/01/2010 to 12/31/2010........  $ 6.49596    $ 7.18720         0
   01/01/2011 to 12/31/2011........  $ 7.18720    $ 6.90707         0
   01/01/2012 to 12/31/2012........  $ 6.90707    $ 7.91205         0
   01/01/2013 to 12/31/2013........  $ 7.91205    $10.02493         0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.58984    $ 5.83535         0
   01/01/2009 to 12/31/2009........  $ 5.83535    $ 8.74424         0
   01/01/2010 to 12/31/2010........  $ 8.74424    $ 9.89407         0
   01/01/2011 to 12/31/2011........  $ 9.89407    $ 9.50301         0
   01/01/2012 to 12/31/2012........  $ 9.50301    $10.91664         0
   01/01/2013 to 12/31/2013........  $10.91664    $15.36141         0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2008* to 12/31/2008.......  $12.00196    $ 5.67201         0
   01/01/2009 to 12/31/2009........  $ 5.67201    $ 8.27631         0
   01/01/2010 to 12/31/2010........  $ 8.27631    $ 9.74001         0
   01/01/2011 to 12/31/2011........  $ 9.74001    $ 8.09666         0
   01/01/2012 to 12/31/2012........  $ 8.09666    $ 8.19631         0
   01/01/2013 to 12/31/2013........  $ 8.19631    $ 9.23949         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.96697    $10.08645         0
   01/01/2009 to 12/31/2009........  $10.08645    $11.04844         0
   01/01/2010 to 12/31/2010........  $11.04844    $11.41433         0
   01/01/2011 to 12/31/2011........  $11.41433    $11.61219         0
   01/01/2012 to 12/31/2012........  $11.61219    $11.93765         0
   01/01/2013 to 12/31/2013........  $11.93765    $11.22534         0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.72112    $ 5.82033         0
   01/01/2009 to 12/31/2009........  $ 5.82033    $ 7.30333         0
   01/01/2010 to 12/31/2010........  $ 7.30333    $ 8.17987         0
   01/01/2011 to 12/31/2011........  $ 8.17987    $ 7.71587         0
   01/01/2012 to 12/31/2012........  $ 7.71587    $ 8.36794         0
   01/01/2013 to 12/31/2013........  $ 8.36794    $ 9.85179         0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.21103    $ 9.23451         0
   01/01/2009 to 12/31/2009........  $ 9.23451    $10.07149         0
   01/01/2010 to 12/31/2010........  $10.07149    $10.60726         0
   01/01/2011 to 12/31/2011........  $10.60726    $10.98814         0
   01/01/2012 to 12/31/2012........  $10.98814    $11.57804         0
   01/01/2013 to 12/31/2013........  $11.57804    $11.14289         0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008.......  $10.07793    $ 6.61351         0
   01/01/2009 to 12/31/2009........  $ 6.61351    $ 8.40410         0
   01/01/2010 to 12/31/2010........  $ 8.40410    $ 9.05182         0
   01/01/2011 to 12/31/2011........  $ 9.05182    $ 8.69622         0
   01/01/2012 to 09/21/2012........  $ 8.69622    $ 9.69586         0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.08881    $ 7.63717         0
   01/01/2009 to 12/31/2009........  $ 7.63717    $ 9.07066         0
   01/01/2010 to 12/31/2010........  $ 9.07066    $10.40084         0
   01/01/2011 to 12/31/2011........  $10.40084    $10.86798         0
   01/01/2012 to 12/31/2012........  $10.86798    $11.77059         0
   01/01/2013 to 12/31/2013........  $11.77059    $14.77203         0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008.......  $10.26782    $ 7.01082         0
   01/01/2009 to 12/31/2009........  $ 7.01082    $ 8.95960         0
   01/01/2010 to 12/31/2010........  $ 8.95960    $10.62611         0
   01/01/2011 to 12/31/2011........  $10.62611    $10.95322         0
   01/01/2012 to 12/31/2012........  $10.95322    $13.06578         0
   01/01/2013 to 12/31/2013........  $13.06578    $17.85499         0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008.......  $10.38552    $ 5.24823         0
   01/01/2009 to 12/31/2009........  $ 5.24823    $ 5.89709         0
   01/01/2010 to 12/31/2010........  $ 5.89709    $ 6.39132         0
   01/01/2011 to 12/31/2011........  $ 6.39132    $ 5.38070         0
   01/01/2012 to 12/31/2012........  $ 5.38070    $ 6.55671         0
   01/01/2013 to 12/31/2013........  $ 6.55671    $ 8.46088         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008.......  $10.15174    $ 8.29890         0
   01/01/2009 to 12/31/2009........  $ 8.29890    $ 9.69378         0
   01/01/2010 to 12/31/2010........  $ 9.69378    $ 9.74024         0
   01/01/2011 to 12/31/2011........  $ 9.74024    $10.47907         0
   01/01/2012 to 12/31/2012........  $10.47907    $12.01950         0
   01/01/2013 to 12/31/2013........  $12.01950    $16.41216         0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008.......  $10.16525    $ 6.06947         0
   01/01/2009 to 12/31/2009........  $ 6.06947    $ 7.35896         0
   01/01/2010 to 12/31/2010........  $ 7.35896    $ 8.89737         0
   01/01/2011 to 12/31/2011........  $ 8.89737    $ 8.53795         0
   01/01/2012 to 12/31/2012........  $ 8.53795    $ 9.65896         0
   01/01/2013 to 12/31/2013........  $ 9.65896    $13.04090         0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008.......  $10.11048    $ 6.68630         0
   01/01/2009 to 12/31/2009........  $ 6.68630    $ 8.47507         0
   01/01/2010 to 12/31/2010........  $ 8.47507    $ 9.37196         0
   01/01/2011 to 12/31/2011........  $ 9.37196    $ 9.44338         0
   01/01/2012 to 12/31/2012........  $ 9.44338    $10.39918         0
   01/01/2013 to 12/31/2013........  $10.39918    $13.27579         0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008.......  $10.24125    $ 6.24345         0
   01/01/2009 to 12/31/2009........  $ 6.24345    $ 7.28722         0
   01/01/2010 to 12/31/2010........  $ 7.28722    $ 8.03774         0
   01/01/2011 to 12/31/2011........  $ 8.03774    $ 7.75269         0
   01/01/2012 to 12/31/2012........  $ 7.75269    $ 8.74211         0
   01/01/2013 to 12/31/2013........  $ 8.74211    $11.09440         0
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008.......  $10.07225    $ 6.17182         0
   01/01/2009 to 12/31/2009........  $ 6.17182    $ 8.34044         0
   01/01/2010 to 12/31/2010........  $ 8.34044    $10.46450         0
   01/01/2011 to 12/31/2011........  $10.46450    $ 9.92844         0
   01/01/2012 to 12/31/2012........  $ 9.92844    $11.19164         0
   01/01/2013 to 12/31/2013........  $11.19164    $14.27223         0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008.......  $10.18823    $ 6.43508         0
   01/01/2009 to 12/31/2009........  $ 6.43508    $ 8.22804         0
   01/01/2010 to 12/31/2010........  $ 8.22804    $ 9.68304         0
   01/01/2011 to 12/31/2011........  $ 9.68304    $ 9.08951         0
   01/01/2012 to 12/31/2012........  $ 9.08951    $10.35110         0
   01/01/2013 to 12/31/2013........  $10.35110    $13.36547         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008.......  $10.25873    $ 5.49327         0
   01/01/2009 to 12/31/2009........  $ 5.49327    $ 6.86406         0
   01/01/2010 to 12/31/2010........  $ 6.86406    $ 8.36230         0
   01/01/2011 to 12/31/2011........  $ 8.36230    $ 8.55847         0
   01/01/2012 to 12/31/2012........  $ 8.55847    $ 9.79712         0
   01/01/2013 to 12/31/2013........  $ 9.79712    $ 9.58070         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008.......  $10.11338    $ 6.77901         0
   01/01/2009 to 12/31/2009........  $ 6.77901    $ 8.35634         0
   01/01/2010 to 12/31/2010........  $ 8.35634    $10.26458         0
   01/01/2011 to 12/31/2011........  $10.26458    $10.15747         0
   01/01/2012 to 12/31/2012........  $10.15747    $11.16213         0
   01/01/2013 to 12/31/2013........  $11.16213    $15.31427         0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008.......  $10.22837    $ 7.14677         0
   01/01/2009 to 12/31/2009........  $ 7.14677    $ 8.40693         0
   01/01/2010 to 12/31/2010........  $ 8.40693    $10.02922         0
   01/01/2011 to 12/31/2011........  $10.02922    $ 9.39705         0
   01/01/2012 to 12/31/2012........  $ 9.39705    $10.66384         0
   01/01/2013 to 12/31/2013........  $10.66384    $14.34407         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008.......  $10.27795    $ 7.23610         0
   01/01/2009 to 12/31/2009........  $ 7.23610    $ 7.58715         0
   01/01/2010 to 12/31/2010........  $ 7.58715    $ 8.57564         0
   01/01/2011 to 12/31/2011........  $ 8.57564    $ 8.53530         0
   01/01/2012 to 12/31/2012........  $ 8.53530    $ 9.71605         0
   01/01/2013 to 12/31/2013........  $ 9.71605    $10.63830         0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008.......  $10.09840    $ 7.18286         0
   01/01/2009 to 12/31/2009........  $ 7.18286    $ 7.77107         0
   01/01/2010 to 12/31/2010........  $ 7.77107    $ 8.04425         0
   01/01/2011 to 12/31/2011........  $ 8.04425    $ 9.23592         0
   01/01/2012 to 12/31/2012........  $ 9.23592    $ 9.03570         0
   01/01/2013 to 12/31/2013........  $ 9.03570    $10.00327         0


*  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

     ACCUMULATION UNIT VALUES: TRUEINCOME OR TRUEINCOME HIGHEST DAILY AND COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT OR HIGHEST DAILY VALUE DEATH
      BENEFIT (2.60%) OR TRUEACCUMULATION HD 60 BPS AND COMBO DB (2.60%)


                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09231    $10.39306            0
   01/01/2008 to 12/31/2008........  $10.39306    $ 6.90511       21,819
   01/01/2009 to 12/31/2009........  $ 6.90511    $ 8.36906       25,749
   01/01/2010 to 12/31/2010........  $ 8.36906    $ 9.13269       21,588
   01/01/2011 to 12/31/2011........  $ 9.13269    $ 8.66455        9,341
   01/01/2012 to 12/31/2012........  $ 8.66455    $ 9.50549        7,830
   01/01/2013 to 12/31/2013........  $ 9.50549    $10.18829        7,895
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.11396    $10.44367       63,668
   01/01/2008 to 12/31/2008........  $10.44367    $ 7.14503       11,943
   01/01/2009 to 12/31/2009........  $ 7.14503    $ 8.78822        8,500
   01/01/2010 to 12/31/2010........  $ 8.78822    $ 9.73918        8,192
   01/01/2011 to 12/31/2011........  $ 9.73918    $ 9.50307        7,701
   01/01/2012 to 12/31/2012........  $ 9.50307    $10.52559        7,481
   01/01/2013 to 12/31/2013........  $10.52559    $11.95700        6,911
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.06537    $ 9.52201            0
   01/01/2008 to 12/31/2008........  $ 9.52201    $ 6.05581            0
   01/01/2009 to 12/31/2009........  $ 6.05581    $ 6.95108            0
   01/01/2010 to 12/31/2010........  $ 6.95108    $ 7.71280            0
   01/01/2011 to 12/31/2011........  $ 7.71280    $ 7.78581            0
   01/01/2012 to 05/04/2012........  $ 7.78581    $ 8.43338            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.07608    $10.40358            0
   01/01/2008 to 12/31/2008........  $10.40358    $ 7.22941        1,913
   01/01/2009 to 12/31/2009........  $ 7.22941    $ 8.68745        1,833
   01/01/2010 to 12/31/2010........  $ 8.68745    $ 9.50973        1,741
   01/01/2011 to 12/31/2011........  $ 9.50973    $ 9.15615        1,704
   01/01/2012 to 12/31/2012........  $ 9.15615    $10.03661            0
   01/01/2013 to 12/31/2013........  $10.03661    $11.50827            0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011.......  $ 9.99789    $ 9.11127         0
   01/01/2012 to 12/31/2012........  $ 9.11127    $ 9.93596         0
   01/01/2013 to 12/31/2013........  $ 9.93596    $10.73482         0
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99789    $10.43544         0
AST BOND PORTFOLIO 2016
   05/01/2009* to 12/31/2009.......  $ 9.93807    $ 9.57808         0
   01/01/2010 to 12/31/2010........  $ 9.57808    $10.32236         0
   01/01/2011 to 12/31/2011........  $10.32236    $11.03064         0
   01/01/2012 to 12/31/2012........  $11.03064    $11.19786         0
   01/01/2013 to 12/31/2013........  $11.19786    $10.83848         0
AST BOND PORTFOLIO 2018
   05/01/2009* to 12/31/2009.......  $ 9.92250    $ 9.64394         0
   01/01/2010 to 12/31/2010........  $ 9.64394    $10.45049         0
   01/01/2011 to 12/31/2011........  $10.45049    $11.56907         0
   01/01/2012 to 12/31/2012........  $11.56907    $11.91935         0
   01/01/2013 to 12/31/2013........  $11.91935    $11.25166         0
AST BOND PORTFOLIO 2019
   05/01/2009* to 12/31/2009.......  $ 9.90528    $ 9.54492         0
   01/01/2010 to 12/31/2010........  $ 9.54492    $10.35957         0
   01/01/2011 to 12/31/2011........  $10.35957    $11.70996         0
   01/01/2012 to 12/31/2012........  $11.70996    $12.08096         0
   01/01/2013 to 12/31/2013........  $12.08096    $11.20543         0
AST BOND PORTFOLIO 2020
   05/01/2009* to 12/31/2009.......  $ 9.88399    $ 9.22086         0
   01/01/2010 to 12/31/2010........  $ 9.22086    $10.05129         0
   01/01/2011 to 12/31/2011........  $10.05129    $11.62642         0
   01/01/2012 to 12/31/2012........  $11.62642    $12.04693         0
   01/01/2013 to 12/31/2013........  $12.04693    $10.97612         0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010.......  $ 9.99718    $10.92572         0
   01/01/2011 to 12/31/2011........  $10.92572    $12.81085         0
   01/01/2012 to 12/31/2012........  $12.81085    $13.33337         0
   01/01/2013 to 12/31/2013........  $13.33337    $12.08516         0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011.......  $ 9.99789    $11.93043         0
   01/01/2012 to 12/31/2012........  $11.93043    $12.30707         0
   01/01/2013 to 12/31/2013........  $12.30707    $10.82570         0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012.......  $ 9.99719    $10.32061         0
   01/01/2013 to 12/31/2013........  $10.32061    $ 9.03275         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013.......  $ 9.99859    $ 8.68363           0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.11544    $10.37864       1,054
   01/01/2008 to 12/31/2008........  $10.37864    $ 6.58102         917
   01/01/2009 to 12/31/2009........  $ 6.58102    $ 8.03875       1,022
   01/01/2010 to 12/31/2010........  $ 8.03875    $ 8.88272           0
   01/01/2011 to 12/31/2011........  $ 8.88272    $ 8.44758           0
   01/01/2012 to 12/31/2012........  $ 8.44758    $ 9.36257           0
   01/01/2013 to 12/31/2013........  $ 9.36257    $11.19464           0
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013.......  $ 9.99789    $11.57301           0
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.10517    $ 9.33124           0
   01/01/2008 to 12/31/2008........  $ 9.33124    $ 5.90639           0
   01/01/2009 to 12/31/2009........  $ 5.90639    $ 7.59432           0
   01/01/2010 to 12/31/2010........  $ 7.59432    $ 9.52545           0
   01/01/2011 to 12/31/2011........  $ 9.52545    $ 9.89594           0
   01/01/2012 to 12/31/2012........  $ 9.89594    $11.12455           0
   01/01/2013 to 12/31/2013........  $11.12455    $11.18191           0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.12661    $ 8.80031           0
   01/01/2008 to 07/18/2008........  $ 8.80031    $ 8.02342           0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99789    $ 9.62961           0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09451    $10.17544           0
   01/01/2008 to 12/31/2008........  $10.17544    $ 5.54434           0
   01/01/2009 to 12/31/2009........  $ 5.54434    $ 7.16865           0
   01/01/2010 to 12/31/2010........  $ 7.16865    $ 9.26082           0
   01/01/2011 to 12/31/2011........  $ 9.26082    $ 7.84260           0
   01/01/2012 to 12/31/2012........  $ 7.84260    $ 9.17757           0
   01/01/2013 to 12/31/2013........  $ 9.17757    $12.59524           0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.10336    $ 7.46140         541
   01/01/2009 to 12/31/2009........  $ 7.46140    $ 8.81588         541
   01/01/2010 to 12/31/2010........  $ 8.81588    $ 9.73697         541
   01/01/2011 to 12/31/2011........  $ 9.73697    $ 9.25562         541
   01/01/2012 to 12/31/2012........  $ 9.25562    $10.25024         541
   01/01/2013 to 12/31/2013........  $10.25024    $11.91065         446

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.08814    $10.38772       69,923
   01/01/2008 to 12/31/2008........  $10.38772    $ 6.63254        9,270
   01/01/2009 to 12/31/2009........  $ 6.63254    $ 8.00611        7,573
   01/01/2010 to 12/31/2010........  $ 8.00611    $ 8.92372        7,404
   01/01/2011 to 12/31/2011........  $ 8.92372    $ 8.56674        4,997
   01/01/2012 to 12/31/2012........  $ 8.56674    $ 9.23686        5,121
   01/01/2013 to 12/31/2013........  $ 9.23686    $10.33122        5,758
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008.......  $ 9.99790    $ 7.44239            0
   01/01/2009 to 11/13/2009........  $ 7.44239    $ 8.25855            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012.......  $ 9.99789    $10.68241            0
   01/01/2013 to 12/31/2013........  $10.68241    $12.95926            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99789    $10.74992            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008.......  $10.17457    $ 6.08831            0
   01/01/2009 to 12/31/2009........  $ 6.08831    $ 8.01665            0
   01/01/2010 to 12/31/2010........  $ 8.01665    $ 9.39160            0
   01/01/2011 to 12/31/2011........  $ 9.39160    $ 8.69234            0
   01/01/2012 to 12/31/2012........  $ 8.69234    $10.74227            0
   01/01/2013 to 12/31/2013........  $10.74227    $10.92477            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.13338    $10.37030            0
   01/01/2008 to 12/31/2008........  $10.37030    $ 6.03691            0
   01/01/2009 to 12/31/2009........  $ 6.03691    $ 8.79020            0
   01/01/2010 to 12/31/2010........  $ 8.79020    $ 9.44857            0
   01/01/2011 to 12/31/2011........  $ 9.44857    $ 8.84472            0
   01/01/2012 to 12/31/2012........  $ 8.84472    $10.32362            0
   01/01/2013 to 12/31/2013........  $10.32362    $13.05402            0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.07289    $10.16778            0
   01/01/2008 to 12/31/2008........  $10.16778    $ 5.87733            0
   01/01/2009 to 12/31/2009........  $ 5.87733    $ 6.82725            0
   01/01/2010 to 12/31/2010........  $ 6.82725    $ 7.51163            0
   01/01/2011 to 12/31/2011........  $ 7.51163    $ 6.91721            0
   01/01/2012 to 12/31/2012........  $ 6.91721    $ 8.06728            0
   01/01/2013 to 12/31/2013........  $ 8.06728    $10.50003            0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.12334    $10.38650            0
   01/01/2008 to 12/31/2008........  $10.38650    $ 5.99335            0
   01/01/2009 to 12/31/2009........  $ 5.99335    $ 9.17635            0
   01/01/2010 to 12/31/2010........  $ 9.17635    $10.71679            0
   01/01/2011 to 12/31/2011........  $10.71679    $10.13423            0
   01/01/2012 to 12/31/2012........  $10.13423    $11.81388            0
   01/01/2013 to 12/31/2013........  $11.81388    $15.22071            0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.08903    $ 7.56975         0
   01/01/2009 to 12/31/2009........  $ 7.56975    $ 9.10277         0
   01/01/2010 to 12/31/2010........  $ 9.10277    $ 9.90075         0
   01/01/2011 to 12/31/2011........  $ 9.90075    $ 9.60096         0
   01/01/2012 to 12/31/2012........  $ 9.60096    $10.30474         0
   01/01/2013 to 12/31/2013........  $10.30474    $11.02956         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008.......  $10.03278    $ 7.60806         0
   01/01/2009 to 12/31/2009........  $ 7.60806    $ 9.40562         0
   01/01/2010 to 12/31/2010........  $ 9.40562    $11.62083         0
   01/01/2011 to 12/31/2011........  $11.62083    $11.47389         0
   01/01/2012 to 12/31/2012........  $11.47389    $12.93675         0
   01/01/2013 to 12/31/2013........  $12.93675    $17.50238         0
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.07714    $ 9.77607         0
   01/01/2008 to 12/31/2008........  $ 9.77607    $ 5.97386         0
   01/01/2009 to 12/31/2009........  $ 5.97386    $ 6.88538         0
   01/01/2010 to 12/31/2010........  $ 6.88538    $ 7.54575         0
   01/01/2011 to 12/31/2011........  $ 7.54575    $ 7.31829         0
   01/01/2012 to 12/31/2012........  $ 7.31829    $ 8.08812         0
   01/01/2013 to 12/31/2013........  $ 8.08812    $10.61279         0
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.01019    $10.48478         0
   01/01/2008 to 12/31/2008........  $10.48478    $ 7.60858         0
   01/01/2009 to 12/31/2009........  $ 7.60858    $10.05191         0
   01/01/2010 to 12/31/2010........  $10.05191    $11.11947         0
   01/01/2011 to 12/31/2011........  $11.11947    $11.18170         0
   01/01/2012 to 12/31/2012........  $11.18170    $12.40945         0
   01/01/2013 to 12/31/2013........  $12.40945    $12.96296         0
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.24124    $11.02823         0
   01/01/2008 to 12/31/2008........  $11.02823    $ 5.34913         0
   01/01/2009 to 12/31/2009........  $ 5.34913    $ 7.05319         0
   01/01/2010 to 12/31/2010........  $ 7.05319    $ 7.87092         0
   01/01/2011 to 12/31/2011........  $ 7.87092    $ 6.67987         0
   01/01/2012 to 12/31/2012........  $ 6.67987    $ 7.83602         0
   01/01/2013 to 12/31/2013........  $ 7.83602    $ 9.09268         0
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.18800    $10.43280         0
   01/01/2008 to 12/31/2008........  $10.43280    $ 5.69373         0
   01/01/2009 to 12/31/2009........  $ 5.69373    $ 7.24156         0
   01/01/2010 to 12/31/2010........  $ 7.24156    $ 7.84007         0
   01/01/2011 to 12/31/2011........  $ 7.84007    $ 6.68238         0
   01/01/2012 to 12/31/2012........  $ 6.68238    $ 7.59858         0
   01/01/2013 to 12/31/2013........  $ 7.59858    $ 8.84752         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.11154    $ 7.09651           0
   01/01/2009 to 12/31/2009........  $ 7.09651    $ 8.76076           0
   01/01/2010 to 12/31/2010........  $ 8.76076    $ 9.71831           0
   01/01/2011 to 12/31/2011........  $ 9.71831    $ 9.41805           0
   01/01/2012 to 12/31/2012........  $ 9.41805    $10.42534           0
   01/01/2013 to 12/31/2013........  $10.42534    $11.81521           0
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.18141    $10.30397           0
   01/01/2008 to 12/31/2008........  $10.30397    $ 5.88675           0
   01/01/2009 to 12/31/2009........  $ 5.88675    $ 7.79596           0
   01/01/2010 to 12/31/2010........  $ 7.79596    $ 8.14300           0
   01/01/2011 to 12/31/2011........  $ 8.14300    $ 7.21038           0
   01/01/2012 to 12/31/2012........  $ 7.21038    $ 8.56676           0
   01/01/2013 to 12/31/2013........  $ 8.56676    $ 9.63186           0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.08240    $ 9.65629       4,039
   01/01/2008 to 12/31/2008........  $ 9.65629    $ 7.75352         423
   01/01/2009 to 12/31/2009........  $ 7.75352    $ 9.22075         650
   01/01/2010 to 12/31/2010........  $ 9.22075    $ 9.64447         726
   01/01/2011 to 12/31/2011........  $ 9.64447    $ 9.42208         461
   01/01/2012 to 12/31/2012........  $ 9.42208    $10.16686         603
   01/01/2013 to 12/31/2013........  $10.16686    $11.00210          70
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009.......  $10.08328    $10.27835           0
   01/01/2010 to 12/31/2010........  $10.27835    $11.15124           0
   01/01/2011 to 12/31/2011........  $11.15124    $10.94068           0
   01/01/2012 to 12/31/2012........  $10.94068    $12.28196           0
   01/01/2013 to 12/31/2013........  $12.28196    $16.33886           0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009.......  $10.14466    $10.28815           0
   01/01/2010 to 12/31/2010........  $10.28815    $11.40334           0
   01/01/2011 to 12/31/2011........  $11.40334    $10.46167           0
   01/01/2012 to 12/31/2012........  $10.46167    $11.54501           0
   01/01/2013 to 12/31/2013........  $11.54501    $14.78869           0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09144    $ 9.52391           0
   01/01/2008 to 12/31/2008........  $ 9.52391    $ 5.43099           0
   01/01/2009 to 12/31/2009........  $ 5.43099    $ 6.32182           0
   01/01/2010 to 12/31/2010........  $ 6.32182    $ 6.97229           0
   01/01/2011 to 12/31/2011........  $ 6.97229    $ 6.51125           0
   01/01/2012 to 12/31/2012........  $ 6.51125    $ 7.41731           0
   01/01/2013 to 12/31/2013........  $ 7.41731    $10.11079           0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.13240    $10.78492         0
   01/01/2008 to 12/31/2008........  $10.78492    $ 5.92194         0
   01/01/2009 to 12/31/2009........  $ 5.92194    $ 7.48936         0
   01/01/2010 to 12/31/2010........  $ 7.48936    $ 8.74126         0
   01/01/2011 to 12/31/2011........  $ 8.74126    $ 8.44207         0
   01/01/2012 to 12/31/2012........  $ 8.44207    $ 9.23663         0
   01/01/2013 to 12/31/2013........  $ 9.23663    $12.29826         0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.00635    $10.35915         0
   01/01/2008 to 12/31/2008........  $10.35915    $ 7.74870         0
   01/01/2009 to 12/31/2009........  $ 7.74870    $10.16533         0
   01/01/2010 to 12/31/2010........  $10.16533    $11.23646         0
   01/01/2011 to 12/31/2011........  $11.23646    $12.06584         0
   01/01/2012 to 12/31/2012........  $12.06584    $12.45641         0
   01/01/2013 to 12/31/2013........  $12.45641    $11.89736         0
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.15578    $10.39295         0
   01/01/2008 to 12/31/2008........  $10.39295    $ 6.68620         0
   01/01/2009 to 12/31/2009........  $ 6.68620    $ 8.56961         0
   01/01/2010 to 12/31/2010........  $ 8.56961    $ 9.35837         0
   01/01/2011 to 12/31/2011........  $ 9.35837    $ 8.83555         0
   01/01/2012 to 12/31/2012........  $ 8.83555    $10.59828         0
   01/01/2013 to 12/31/2013........  $10.59828    $13.18388         0
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.10789    $10.72423         0
   01/01/2008 to 12/31/2008........  $10.72423    $ 6.65761         0
   01/01/2009 to 12/31/2009........  $ 6.65761    $ 8.06565         0
   01/01/2010 to 12/31/2010........  $ 8.06565    $ 8.86605         0
   01/01/2011 to 12/31/2011........  $ 8.86605    $ 8.59016         0
   01/01/2012 to 12/31/2012........  $ 8.59016    $ 9.80216         0
   01/01/2013 to 12/31/2013........  $ 9.80216    $13.06031         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012.......  $ 9.99789    $10.16252         0
   01/01/2013 to 12/31/2013........  $10.16252    $13.32229         0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.07688    $ 9.71282         0
   01/01/2008 to 12/31/2008........  $ 9.71282    $ 5.85728         0
   01/01/2009 to 12/31/2009........  $ 5.85728    $ 7.92849         0
   01/01/2010 to 12/31/2010........  $ 7.92849    $ 9.55176         0
   01/01/2011 to 12/31/2011........  $ 9.55176    $ 8.98837         0
   01/01/2012 to 12/31/2012........  $ 8.98837    $10.37269         0
   01/01/2013 to 12/31/2013........  $10.37269    $13.38662         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007.......  $ 9.99921    $10.09109         0
   01/01/2008 to 12/31/2008........  $10.09109    $10.08210         0
   01/01/2009 to 12/31/2009........  $10.08210    $ 9.85048         0
   01/01/2010 to 12/31/2010........  $ 9.85048    $ 9.60294         0
   01/01/2011 to 12/31/2011........  $ 9.60294    $ 9.36167         0
   01/01/2012 to 12/31/2012........  $ 9.36167    $ 9.12424         0
   01/01/2013 to 12/31/2013........  $ 9.12424    $ 8.89264         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.10400    $ 9.98718         0
   01/01/2008 to 12/31/2008........  $ 9.98718    $ 5.62030         0
   01/01/2009 to 12/31/2009........  $ 5.62030    $ 7.70407         0
   01/01/2010 to 12/31/2010........  $ 7.70407    $ 9.26841         0
   01/01/2011 to 12/31/2011........  $ 9.26841    $ 8.80906         0
   01/01/2012 to 12/31/2012........  $ 8.80906    $10.05553         0
   01/01/2013 to 12/31/2013........  $10.05553    $13.91746         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011.......  $10.02780    $10.05503         0
   01/01/2012 to 12/31/2012........  $10.05503    $10.27690         0
   01/01/2013 to 12/31/2013........  $10.27690    $ 9.73223         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.15766    $10.46181         0
   01/01/2008 to 12/31/2008........  $10.46181    $ 5.79311         0
   01/01/2009 to 12/31/2009........  $ 5.79311    $ 7.32795         0
   01/01/2010 to 12/31/2010........  $ 7.32795    $ 9.19018         0
   01/01/2011 to 12/31/2011........  $ 9.19018    $ 9.10836         0
   01/01/2012 to 12/31/2012........  $ 9.10836    $ 9.97591         0
   01/01/2013 to 12/31/2013........  $ 9.97591    $12.89346         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.05069    $11.19564         0
   01/01/2008 to 12/31/2008........  $11.19564    $ 6.26974         0
   01/01/2009 to 12/31/2009........  $ 6.26974    $ 7.48941         0
   01/01/2010 to 12/31/2010........  $ 7.48941    $ 8.77895         0
   01/01/2011 to 04/29/2011........  $ 8.77895    $ 9.81794         0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012.......  $ 9.99789    $10.26051         0
   01/01/2013 to 12/31/2013........  $10.26051    $11.89159         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008.......  $10.10064    $ 5.55104         0
   01/01/2009 to 12/31/2009........  $ 5.55104    $ 9.00883         0
   01/01/2010 to 12/31/2010........  $ 9.00883    $10.73579         0
   01/01/2011 to 12/31/2011........  $10.73579    $ 8.34239         0
   01/01/2012 to 12/31/2012........  $ 8.34239    $ 9.58798         0
   01/01/2013 to 12/31/2013........  $ 9.58798    $ 9.36551         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007.......  $ 9.99789    $10.30463            0
   01/01/2008 to 12/31/2008........  $10.30463    $10.15536            0
   01/01/2009 to 12/31/2009........  $10.15536    $10.91006            0
   01/01/2010 to 12/31/2010........  $10.91006    $11.04777            0
   01/01/2011 to 12/31/2011........  $11.04777    $11.00994            0
   01/01/2012 to 12/31/2012........  $11.00994    $11.23377            0
   01/01/2013 to 12/31/2013........  $11.23377    $10.71052            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007.......  $ 9.98926    $10.56409            0
   01/01/2008 to 12/31/2008........  $10.56409    $10.06363            0
   01/01/2009 to 12/31/2009........  $10.06363    $11.42925            0
   01/01/2010 to 12/31/2010........  $11.42925    $11.99896            0
   01/01/2011 to 12/31/2011........  $11.99896    $12.06665            0
   01/01/2012 to 12/31/2012........  $12.06665    $12.85609            0
   01/01/2013 to 12/31/2013........  $12.85609    $12.29957            0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.05165    $10.45394            0
   01/01/2008 to 12/31/2008........  $10.45394    $ 8.20349       18,557
   01/01/2009 to 12/31/2009........  $ 8.20349    $ 9.59729       18,553
   01/01/2010 to 12/31/2010........  $ 9.59729    $10.34265        7,533
   01/01/2011 to 12/31/2011........  $10.34265    $10.18102        7,533
   01/01/2012 to 12/31/2012........  $10.18102    $10.95161        7,533
   01/01/2013 to 12/31/2013........  $10.95161    $11.65694        6,211
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011.......  $10.01781    $10.05492            0
   01/01/2012 to 12/31/2012........  $10.05492    $10.49594            0
   01/01/2013 to 12/31/2013........  $10.49594    $ 9.99293            0
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.12379    $10.52401       38,135
   01/01/2008 to 12/31/2008........  $10.52401    $ 6.08124        4,497
   01/01/2009 to 12/31/2009........  $ 6.08124    $ 7.46648        5,360
   01/01/2010 to 12/31/2010........  $ 7.46648    $ 8.66116        5,490
   01/01/2011 to 12/31/2011........  $ 8.66116    $ 7.91704        3,334
   01/01/2012 to 12/31/2012........  $ 7.91704    $ 8.71273        3,538
   01/01/2013 to 12/31/2013........  $ 8.71273    $ 9.93738        3,573
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.08258    $ 9.71137            0
   01/01/2008 to 12/31/2008........  $ 9.71137    $ 5.80030            0
   01/01/2009 to 12/31/2009........  $ 5.80030    $ 6.88671            0
   01/01/2010 to 12/31/2010........  $ 6.88671    $ 7.72214            0
   01/01/2011 to 12/31/2011........  $ 7.72214    $ 7.78670            0
   01/01/2012 to 12/31/2012........  $ 7.78670    $ 9.01577            0
   01/01/2013 to 12/31/2013........  $ 9.01577    $11.63651            0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011.......  $ 9.99789    $ 8.84588            0
   01/01/2012 to 12/31/2012........  $ 8.84588    $ 9.75538            0
   01/01/2013 to 12/31/2013........  $ 9.75538    $11.63748            0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.08085    $ 7.30215            0
   01/01/2009 to 12/31/2009........  $ 7.30215    $ 8.78141            0
   01/01/2010 to 12/31/2010........  $ 8.78141    $ 9.57869            0
   01/01/2011 to 12/31/2011........  $ 9.57869    $ 9.16630            0
   01/01/2012 to 12/31/2012........  $ 9.16630    $ 9.85181            0
   01/01/2013 to 12/31/2013........  $ 9.85181    $10.79619            0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.09903    $ 6.65709            0
   01/01/2009 to 12/31/2009........  $ 6.65709    $ 8.23030            0
   01/01/2010 to 12/31/2010........  $ 8.23030    $ 9.17207            0
   01/01/2011 to 12/31/2011........  $ 9.17207    $ 8.72607            0
   01/01/2012 to 12/31/2012........  $ 8.72607    $ 9.85662            0
   01/01/2013 to 12/31/2013........  $ 9.85662    $11.34139            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.08133    $10.37829            0
   01/01/2008 to 12/31/2008........  $10.37829    $ 7.06107        3,778
   01/01/2009 to 12/31/2009........  $ 7.06107    $ 8.76842        3,778
   01/01/2010 to 12/31/2010........  $ 8.76842    $ 9.55550        3,778
   01/01/2011 to 12/31/2011........  $ 9.55550    $ 8.99858        3,778
   01/01/2012 to 12/31/2012........  $ 8.99858    $ 9.74652        3,778
   01/01/2013 to 12/31/2013........  $ 9.74652    $10.86715        3,115
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09599    $ 9.83301            0
   01/01/2008 to 12/31/2008........  $ 9.83301    $ 6.22934            0
   01/01/2009 to 12/31/2009........  $ 6.22934    $ 8.12977            0
   01/01/2010 to 12/31/2010........  $ 8.12977    $10.80926            0
   01/01/2011 to 12/31/2011........  $10.80926    $10.43218            0
   01/01/2012 to 12/31/2012........  $10.43218    $11.40492            0
   01/01/2013 to 12/31/2013........  $11.40492    $15.02541            0
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09212    $ 9.41791            0
   01/01/2008 to 12/31/2008........  $ 9.41791    $ 6.45116            0
   01/01/2009 to 12/31/2009........  $ 6.45116    $ 7.98505            0
   01/01/2010 to 12/31/2010........  $ 7.98505    $ 9.80538            0
   01/01/2011 to 12/31/2011........  $ 9.80538    $ 8.98574            0
   01/01/2012 to 12/31/2012........  $ 8.98574    $10.34769            0
   01/01/2013 to 12/31/2013........  $10.34769    $13.85714            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.06912    $10.16409       11,961
   01/01/2008 to 12/31/2008........  $10.16409    $ 7.33608        5,056
   01/01/2009 to 12/31/2009........  $ 7.33608    $ 8.87583        6,023
   01/01/2010 to 12/31/2010........  $ 8.87583    $ 9.64852        6,415
   01/01/2011 to 12/31/2011........  $ 9.64852    $ 9.59058        4,917
   01/01/2012 to 12/31/2012........  $ 9.59058    $10.60834        3,809
   01/01/2013 to 12/31/2013........  $10.60834    $12.07960        3,671

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09022    $ 9.44934         0
   01/01/2008 to 12/31/2008........  $ 9.44934    $ 5.35196         0
   01/01/2009 to 12/31/2009........  $ 5.35196    $ 6.45731         0
   01/01/2010 to 12/31/2010........  $ 6.45731    $ 7.12699         0
   01/01/2011 to 12/31/2011........  $ 7.12699    $ 6.83253         0
   01/01/2012 to 12/31/2012........  $ 6.83253    $ 7.80758         0
   01/01/2013 to 12/31/2013........  $ 7.80758    $ 9.86838         0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.14469    $10.03905         0
   01/01/2008 to 12/31/2008........  $10.03905    $ 5.81488         0
   01/01/2009 to 12/31/2009........  $ 5.81488    $ 8.69213         0
   01/01/2010 to 12/31/2010........  $ 8.69213    $ 9.81104         0
   01/01/2011 to 12/31/2011........  $ 9.81104    $ 9.40034         0
   01/01/2012 to 12/31/2012........  $ 9.40034    $10.77223         0
   01/01/2013 to 12/31/2013........  $10.77223    $15.12126         0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.17966    $11.59581         0
   01/01/2008 to 12/31/2008........  $11.59581    $ 5.65222         0
   01/01/2009 to 12/31/2009........  $ 5.65222    $ 8.22729         0
   01/01/2010 to 12/31/2010........  $ 8.22729    $ 9.65868         0
   01/01/2011 to 12/31/2011........  $ 9.65868    $ 8.00950         0
   01/01/2012 to 12/31/2012........  $ 8.00950    $ 8.08819         0
   01/01/2013 to 12/31/2013........  $ 8.08819    $ 9.09544         0
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.00631    $10.57015         0
   01/01/2008 to 12/31/2008........  $10.57015    $10.05138         0
   01/01/2009 to 12/31/2009........  $10.05138    $10.98318         0
   01/01/2010 to 12/31/2010........  $10.98318    $11.31927         0
   01/01/2011 to 12/31/2011........  $11.31927    $11.48749         0
   01/01/2012 to 12/31/2012........  $11.48749    $11.78046         0
   01/01/2013 to 12/31/2013........  $11.78046    $11.05048         0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.12947    $10.31882         0
   01/01/2008 to 12/31/2008........  $10.31882    $ 5.80007         0
   01/01/2009 to 12/31/2009........  $ 5.80007    $ 7.26009         0
   01/01/2010 to 12/31/2010........  $ 7.26009    $ 8.11152         0
   01/01/2011 to 12/31/2011........  $ 8.11152    $ 7.63276         0
   01/01/2012 to 12/31/2012........  $ 7.63276    $ 8.25763         0
   01/01/2013 to 12/31/2013........  $ 8.25763    $ 9.69828         0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007.......  $ 9.99789    $ 9.96843         0
   01/01/2008 to 12/31/2008........  $ 9.96843    $ 9.20941         0
   01/01/2009 to 12/31/2009........  $ 9.20941    $10.01959         0
   01/01/2010 to 12/31/2010........  $10.01959    $10.52691         0
   01/01/2011 to 12/31/2011........  $10.52691    $10.87844         0
   01/01/2012 to 12/31/2012........  $10.87844    $11.43446         0
   01/01/2013 to 12/31/2013........  $11.43446    $10.97790         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008.......  $10.07786    $ 6.60260         0
   01/01/2009 to 12/31/2009........  $ 6.60260    $ 8.36970         0
   01/01/2010 to 12/31/2010........  $ 8.36970    $ 8.99274         0
   01/01/2011 to 12/31/2011........  $ 8.99274    $ 8.61832         0
   01/01/2012 to 09/21/2012........  $ 8.61832    $ 9.59193         0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.08874    $ 7.62468         0
   01/01/2009 to 12/31/2009........  $ 7.62468    $ 9.03385         0
   01/01/2010 to 12/31/2010........  $ 9.03385    $10.33339         0
   01/01/2011 to 12/31/2011........  $10.33339    $10.77120         0
   01/01/2012 to 12/31/2012........  $10.77120    $11.63714         0
   01/01/2013 to 12/31/2013........  $11.63714    $14.56892         0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008.......  $10.26776    $ 6.99939         0
   01/01/2009 to 12/31/2009........  $ 6.99939    $ 8.92319         0
   01/01/2010 to 12/31/2010........  $ 8.92319    $10.55705         0
   01/01/2011 to 12/31/2011........  $10.55705    $10.85541         0
   01/01/2012 to 12/31/2012........  $10.85541    $12.91743         0
   01/01/2013 to 12/31/2013........  $12.91743    $17.60918         0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008.......  $10.38545    $ 5.23965         0
   01/01/2009 to 12/31/2009........  $ 5.23965    $ 5.87306         0
   01/01/2010 to 12/31/2010........  $ 5.87306    $ 6.34967         0
   01/01/2011 to 12/31/2011........  $ 6.34967    $ 5.33272         0
   01/01/2012 to 12/31/2012........  $ 5.33272    $ 6.48240         0
   01/01/2013 to 12/31/2013........  $ 6.48240    $ 8.34465         0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008.......  $10.15167    $ 8.28531         0
   01/01/2009 to 12/31/2009........  $ 8.28531    $ 9.65422         0
   01/01/2010 to 12/31/2010........  $ 9.65422    $ 9.67681         0
   01/01/2011 to 12/31/2011........  $ 9.67681    $10.38548         0
   01/01/2012 to 12/31/2012........  $10.38548    $11.88305         0
   01/01/2013 to 12/31/2013........  $11.88305    $16.18630         0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008.......  $10.16518    $ 6.05949         0
   01/01/2009 to 12/31/2009........  $ 6.05949    $ 7.32890         0
   01/01/2010 to 12/31/2010........  $ 7.32890    $ 8.83949         0
   01/01/2011 to 12/31/2011........  $ 8.83949    $ 8.46167         0
   01/01/2012 to 12/31/2012........  $ 8.46167    $ 9.54949         0
   01/01/2013 to 12/31/2013........  $ 9.54949    $12.86161         0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008.......  $10.11041    $ 6.67542         0
   01/01/2009 to 12/31/2009........  $ 6.67542    $ 8.44055         0
   01/01/2010 to 12/31/2010........  $ 8.44055    $ 9.31111         0
   01/01/2011 to 12/31/2011........  $ 9.31111    $ 9.35927         0
   01/01/2012 to 12/31/2012........  $ 9.35927    $10.28135         0
   01/01/2013 to 12/31/2013........  $10.28135    $13.09329         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008.......  $10.24119    $ 6.23330         0
   01/01/2009 to 12/31/2009........  $ 6.23330    $ 7.25766         0
   01/01/2010 to 12/31/2010........  $ 7.25766    $ 7.98567         0
   01/01/2011 to 12/31/2011........  $ 7.98567    $ 7.68373         0
   01/01/2012 to 12/31/2012........  $ 7.68373    $ 8.64319         0
   01/01/2013 to 12/31/2013........  $ 8.64319    $10.94204         0
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008.......  $10.07219    $ 6.16173         0
   01/01/2009 to 12/31/2009........  $ 6.16173    $ 8.30642         0
   01/01/2010 to 12/31/2010........  $ 8.30642    $10.39633         0
   01/01/2011 to 12/31/2011........  $10.39633    $ 9.83971         0
   01/01/2012 to 12/31/2012........  $ 9.83971    $11.06450         0
   01/01/2013 to 12/31/2013........  $11.06450    $14.07563         0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008.......  $10.18816    $ 6.42455         0
   01/01/2009 to 12/31/2009........  $ 6.42455    $ 8.19452         0
   01/01/2010 to 12/31/2010........  $ 8.19452    $ 9.62003         0
   01/01/2011 to 12/31/2011........  $ 9.62003    $ 9.00832         0
   01/01/2012 to 12/31/2012........  $ 9.00832    $10.23356         0
   01/01/2013 to 12/31/2013........  $10.23356    $13.18157         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008.......  $10.25866    $ 5.48416         0
   01/01/2009 to 12/31/2009........  $ 5.48416    $ 6.83599         0
   01/01/2010 to 12/31/2010........  $ 6.83599    $ 8.30781         0
   01/01/2011 to 12/31/2011........  $ 8.30781    $ 8.48200         0
   01/01/2012 to 12/31/2012........  $ 8.48200    $ 9.68587         0
   01/01/2013 to 12/31/2013........  $ 9.68587    $ 9.44872         0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008.......  $10.11331    $ 6.76794         0
   01/01/2009 to 12/31/2009........  $ 6.76794    $ 8.32229         0
   01/01/2010 to 12/31/2010........  $ 8.32229    $10.19781         0
   01/01/2011 to 12/31/2011........  $10.19781    $10.06674         0
   01/01/2012 to 12/31/2012........  $10.06674    $11.03528         0
   01/01/2013 to 12/31/2013........  $11.03528    $15.10331         0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008.......  $10.22831    $ 7.13504         0
   01/01/2009 to 12/31/2009........  $ 7.13504    $ 8.37265         0
   01/01/2010 to 12/31/2010........  $ 8.37265    $ 9.96399         0
   01/01/2011 to 12/31/2011........  $ 9.96399    $ 9.31308         0
   01/01/2012 to 12/31/2012........  $ 9.31308    $10.54275         0
   01/01/2013 to 12/31/2013........  $10.54275    $14.14661         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008.......  $10.27788    $ 7.22411         0
   01/01/2009 to 12/31/2009........  $ 7.22411    $ 7.55616         0
   01/01/2010 to 12/31/2010........  $ 7.55616    $ 8.51970         0
   01/01/2011 to 12/31/2011........  $ 8.51970    $ 8.45907         0
   01/01/2012 to 12/31/2012........  $ 8.45907    $ 9.60567         0
   01/01/2013 to 12/31/2013........  $ 9.60567    $10.49181         0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008.......  $10.09834    $ 7.17113         0
   01/01/2009 to 12/31/2009........  $ 7.17113    $ 7.73945         0
   01/01/2010 to 12/31/2010........  $ 7.73945    $ 7.99200         0
   01/01/2011 to 12/31/2011........  $ 7.99200    $ 9.15354         0
   01/01/2012 to 12/31/2012........  $ 9.15354    $ 8.93322         0
   01/01/2013 to 12/31/2013........  $ 8.93322    $ 9.86556         0


*  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: BENEFICIARY CONTINUATION OPTION - 1.00% SETTLEMENT
                                SERVICE CHARGE


                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09360    $10.46353           0
   01/01/2008 to 12/31/2008........  $10.46353    $ 7.06233           0
   01/01/2009 to 12/31/2009........  $ 7.06233    $ 8.69541           0
   01/01/2010 to 12/31/2010........  $ 8.69541    $ 9.63917           0
   01/01/2011 to 12/31/2011........  $ 9.63917    $ 9.29000           0
   01/01/2012 to 12/31/2012........  $ 9.29000    $10.35371           0
   01/01/2013 to 12/31/2013........  $10.35371    $11.27353           0
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.11525    $10.51454           0
   01/01/2008 to 12/31/2008........  $10.51454    $ 7.30766           0
   01/01/2009 to 12/31/2009........  $ 7.30766    $ 9.13083           0
   01/01/2010 to 12/31/2010........  $ 9.13083    $10.27926           0
   01/01/2011 to 12/31/2011........  $10.27926    $10.18886           0
   01/01/2012 to 12/31/2012........  $10.18886    $11.46461           0
   01/01/2013 to 12/31/2013........  $11.46461    $13.23021           0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.06667    $ 9.58676           0
   01/01/2008 to 12/31/2008........  $ 9.58676    $ 6.19386           0
   01/01/2009 to 12/31/2009........  $ 6.19386    $ 7.22248           0
   01/01/2010 to 12/31/2010........  $ 7.22248    $ 8.14096           0
   01/01/2011 to 12/31/2011........  $ 8.14096    $ 8.34817           0
   01/01/2012 to 05/04/2012........  $ 8.34817    $ 9.09165           0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.07738    $10.47416           0
   01/01/2008 to 12/31/2008........  $10.47416    $ 7.39401           0
   01/01/2009 to 12/31/2009........  $ 7.39401    $ 9.02623           0
   01/01/2010 to 12/31/2010........  $ 9.02623    $10.03717           0
   01/01/2011 to 12/31/2011........  $10.03717    $ 9.81707           0
   01/01/2012 to 12/31/2012........  $ 9.81707    $10.93220       2,014
   01/01/2013 to 12/31/2013........  $10.93220    $12.73391       1,967

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011.......  $ 9.99918    $ 9.20818          0
   01/01/2012 to 12/31/2012........  $ 9.20818    $10.20139          0
   01/01/2013 to 12/31/2013........  $10.20139    $11.19641          0
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99918    $10.54811          0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.11673    $10.44905          0
   01/01/2008 to 12/31/2008........  $10.44905    $ 6.73091          0
   01/01/2009 to 12/31/2009........  $ 6.73091    $ 8.35219          0
   01/01/2010 to 12/31/2010........  $ 8.35219    $ 9.37535          0
   01/01/2011 to 12/31/2011........  $ 9.37535    $ 9.05722          0
   01/01/2012 to 12/31/2012........  $ 9.05722    $10.19799          0
   01/01/2013 to 12/31/2013........  $10.19799    $12.38687          0
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.10647    $ 9.39461          0
   01/01/2008 to 12/31/2008........  $ 9.39461    $ 6.04131          0
   01/01/2009 to 12/31/2009........  $ 6.04131    $ 7.89121          0
   01/01/2010 to 12/31/2010........  $ 7.89121    $10.05465          0
   01/01/2011 to 12/31/2011........  $10.05465    $10.61116          0
   01/01/2012 to 12/31/2012........  $10.61116    $12.11837          0
   01/01/2013 to 12/31/2013........  $12.11837    $12.37411          0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.12790    $ 8.86015          0
   01/01/2008 to 07/18/2008........  $ 8.86015    $ 8.14771          0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99918    $ 9.73355          0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09580    $10.24457          0
   01/01/2008 to 12/31/2008........  $10.24457    $ 5.67083          0
   01/01/2009 to 12/31/2009........  $ 5.67083    $ 7.44861          0
   01/01/2010 to 12/31/2010........  $ 7.44861    $ 9.77487          0
   01/01/2011 to 12/31/2011........  $ 9.77487    $ 8.40907          0
   01/01/2012 to 12/31/2012........  $ 8.40907    $ 9.99692        677
   01/01/2013 to 12/31/2013........  $ 9.99692    $13.93722        652
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.10379    $ 7.54057          0
   01/01/2009 to 12/31/2009........  $ 7.54057    $ 9.05088          0
   01/01/2010 to 12/31/2010........  $ 9.05088    $10.15499          0
   01/01/2011 to 12/31/2011........  $10.15499    $ 9.80583          0
   01/01/2012 to 12/31/2012........  $ 9.80583    $11.03225          0
   01/01/2013 to 12/31/2013........  $11.03225    $13.02268          0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.08943    $10.45816         0
   01/01/2008 to 12/31/2008........  $10.45816    $ 6.78372         0
   01/01/2009 to 12/31/2009........  $ 6.78372    $ 8.31836         0
   01/01/2010 to 12/31/2010........  $ 8.31836    $ 9.41877         0
   01/01/2011 to 12/31/2011........  $ 9.41877    $ 9.18514         0
   01/01/2012 to 12/31/2012........  $ 9.18514    $10.06114         0
   01/01/2013 to 12/31/2013........  $10.06114    $11.43184         0
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008.......  $ 9.99918    $ 7.49592         0
   01/01/2009 to 11/13/2009........  $ 7.49592    $ 8.43263         0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012.......  $ 9.99918    $10.79688         0
   01/01/2013 to 12/31/2013........  $10.79688    $13.30587         0
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99918    $10.86587         0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008.......  $10.17586    $ 6.13222         0
   01/01/2009 to 12/31/2009........  $ 6.13222    $ 8.20258         0
   01/01/2010 to 12/31/2010........  $ 8.20258    $ 9.76157         0
   01/01/2011 to 12/31/2011........  $ 9.76157    $ 9.17783         0
   01/01/2012 to 12/31/2012........  $ 9.17783    $11.52239         0
   01/01/2013 to 12/31/2013........  $11.52239    $11.90417         0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.13467    $10.44070         0
   01/01/2008 to 12/31/2008........  $10.44070    $ 6.17458         0
   01/01/2009 to 12/31/2009........  $ 6.17458    $ 9.13337         0
   01/01/2010 to 12/31/2010........  $ 9.13337    $ 9.97310         0
   01/01/2011 to 12/31/2011........  $ 9.97310    $ 9.48356         0
   01/01/2012 to 12/31/2012........  $ 9.48356    $11.24526         0
   01/01/2013 to 12/31/2013........  $11.24526    $14.44479         0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.07418    $10.23671         0
   01/01/2008 to 12/31/2008........  $10.23671    $ 6.01128         0
   01/01/2009 to 12/31/2009........  $ 6.01128    $ 7.09375         0
   01/01/2010 to 12/31/2010........  $ 7.09375    $ 7.92848         0
   01/01/2011 to 12/31/2011........  $ 7.92848    $ 7.41671         0
   01/01/2012 to 12/31/2012........  $ 7.41671    $ 8.78731         0
   01/01/2013 to 12/31/2013........  $ 8.78731    $11.61844         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.12463    $10.45690         0
   01/01/2008 to 12/31/2008........  $10.45690    $ 6.12993         0
   01/01/2009 to 12/31/2009........  $ 6.12993    $ 9.53431         0
   01/01/2010 to 12/31/2010........  $ 9.53431    $11.31119         0
   01/01/2011 to 12/31/2011........  $11.31119    $10.86569         0
   01/01/2012 to 12/31/2012........  $10.86569    $12.86796         0
   01/01/2013 to 12/31/2013........  $12.86796    $16.84165         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.08946    $ 7.64996          0
   01/01/2009 to 12/31/2009........  $ 7.64996    $ 9.34522          0
   01/01/2010 to 12/31/2010........  $ 9.34522    $10.32576          0
   01/01/2011 to 12/31/2011........  $10.32576    $10.17163          0
   01/01/2012 to 12/31/2012........  $10.17163    $11.09083          0
   01/01/2013 to 12/31/2013........  $11.09083    $12.05929          0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008.......  $10.03407    $ 7.66278          0
   01/01/2009 to 12/31/2009........  $ 7.66278    $ 9.62363          0
   01/01/2010 to 12/31/2010........  $ 9.62363    $12.07850          0
   01/01/2011 to 12/31/2011........  $12.07850    $12.11458          0
   01/01/2012 to 12/31/2012........  $12.11458    $13.87633          0
   01/01/2013 to 12/31/2013........  $13.87633    $19.07123          0
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.07843    $ 9.84245          0
   01/01/2008 to 12/31/2008........  $ 9.84245    $ 6.11002          0
   01/01/2009 to 12/31/2009........  $ 6.11002    $ 7.15406          0
   01/01/2010 to 12/31/2010........  $ 7.15406    $ 7.96436          0
   01/01/2011 to 12/31/2011........  $ 7.96436    $ 7.84674          0
   01/01/2012 to 12/31/2012........  $ 7.84674    $ 8.80999          0
   01/01/2013 to 12/31/2013........  $ 8.80999    $11.74320          0
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.01148    $10.55596          0
   01/01/2008 to 12/31/2008........  $10.55596    $ 7.78172          0
   01/01/2009 to 12/31/2009........  $ 7.78172    $10.44365          0
   01/01/2010 to 12/31/2010........  $10.44365    $11.73590          0
   01/01/2011 to 12/31/2011........  $11.73590    $11.98834          0
   01/01/2012 to 12/31/2012........  $11.98834    $13.51627        509
   01/01/2013 to 12/31/2013........  $13.51627    $14.34312        490
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.24253    $11.10310          0
   01/01/2008 to 12/31/2008........  $11.10310    $ 5.47103          0
   01/01/2009 to 12/31/2009........  $ 5.47103    $ 7.32822          0
   01/01/2010 to 12/31/2010........  $ 7.32822    $ 8.30739          0
   01/01/2011 to 12/31/2011........  $ 8.30739    $ 7.16210          0
   01/01/2012 to 12/31/2012........  $ 7.16210    $ 8.53521          0
   01/01/2013 to 12/31/2013........  $ 8.53521    $10.06097          0
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.18930    $10.50364          0
   01/01/2008 to 12/31/2008........  $10.50364    $ 5.82357          0
   01/01/2009 to 12/31/2009........  $ 5.82357    $ 7.52432          0
   01/01/2010 to 12/31/2010........  $ 7.52432    $ 8.27530          0
   01/01/2011 to 12/31/2011........  $ 8.27530    $ 7.16520          0
   01/01/2012 to 12/31/2012........  $ 7.16520    $ 8.27710          0
   01/01/2013 to 12/31/2013........  $ 8.27710    $ 9.79035          0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.11197    $ 7.17177           0
   01/01/2009 to 12/31/2009........  $ 7.17177    $ 8.99415           0
   01/01/2010 to 12/31/2010........  $ 8.99415    $10.13540           0
   01/01/2011 to 12/31/2011........  $10.13540    $ 9.97792           0
   01/01/2012 to 12/31/2012........  $ 9.97792    $11.22089           0
   01/01/2013 to 12/31/2013........  $11.22089    $12.91843           0
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.18270    $10.37393           0
   01/01/2008 to 12/31/2008........  $10.37393    $ 6.02093           0
   01/01/2009 to 12/31/2009........  $ 6.02093    $ 8.10028           0
   01/01/2010 to 12/31/2010........  $ 8.10028    $ 8.59495           0
   01/01/2011 to 12/31/2011........  $ 8.59495    $ 7.73126           0
   01/01/2012 to 12/31/2012........  $ 7.73126    $ 9.33163           0
   01/01/2013 to 12/31/2013........  $ 9.33163    $10.65831           0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.08369    $ 9.72186           0
   01/01/2008 to 12/31/2008........  $ 9.72186    $ 7.92991           0
   01/01/2009 to 12/31/2009........  $ 7.92991    $ 9.58003           0
   01/01/2010 to 12/31/2010........  $ 9.58003    $10.17927           0
   01/01/2011 to 12/31/2011........  $10.17927    $10.10188           0
   01/01/2012 to 12/31/2012........  $10.10188    $11.07377           0
   01/01/2013 to 12/31/2013........  $11.07377    $12.17359           0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009.......  $10.08457    $10.29960           0
   01/01/2010 to 12/31/2010........  $10.29960    $11.35152           0
   01/01/2011 to 12/31/2011........  $11.35152    $11.31352           0
   01/01/2012 to 12/31/2012........  $11.31352    $12.90238           0
   01/01/2013 to 12/31/2013........  $12.90238    $17.43633           0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009.......  $10.14595    $10.30942           0
   01/01/2010 to 12/31/2010........  $10.30942    $11.60801           0
   01/01/2011 to 12/31/2011........  $11.60801    $10.81822           0
   01/01/2012 to 12/31/2012........  $10.81822    $12.12833           0
   01/01/2013 to 12/31/2013........  $12.12833    $15.78220           0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09273    $ 9.58859           0
   01/01/2008 to 12/31/2008........  $ 9.58859    $ 5.55478           0
   01/01/2009 to 12/31/2009........  $ 5.55478    $ 6.56849           0
   01/01/2010 to 12/31/2010........  $ 6.56849    $ 7.35911           0
   01/01/2011 to 12/31/2011........  $ 7.35911    $ 6.98136           0
   01/01/2012 to 12/31/2012........  $ 6.98136    $ 8.07941           0
   01/01/2013 to 12/31/2013........  $ 8.07941    $11.18795           0
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.13369    $10.85812           0
   01/01/2008 to 12/31/2008........  $10.85812    $ 6.05687           0
   01/01/2009 to 12/31/2009........  $ 6.05687    $ 7.78148           0
   01/01/2010 to 12/31/2010........  $ 7.78148    $ 9.22606           0
   01/01/2011 to 12/31/2011........  $ 9.22606    $ 9.05121           0
   01/01/2012 to 12/31/2012........  $ 9.05121    $10.06059       2,620
   01/01/2013 to 12/31/2013........  $10.06059    $13.60762       2,525

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.00764    $10.42944           0
   01/01/2008 to 12/31/2008........  $10.42944    $ 7.92501           0
   01/01/2009 to 12/31/2009........  $ 7.92501    $10.56148           0
   01/01/2010 to 12/31/2010........  $10.56148    $11.85959           0
   01/01/2011 to 12/31/2011........  $11.85959    $12.93633           0
   01/01/2012 to 12/31/2012........  $12.93633    $13.56748         987
   01/01/2013 to 12/31/2013........  $13.56748    $13.16425         951
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.15708    $10.46349           0
   01/01/2008 to 12/31/2008........  $10.46349    $ 6.83847           0
   01/01/2009 to 12/31/2009........  $ 6.83847    $ 8.90397           0
   01/01/2010 to 12/31/2010........  $ 8.90397    $ 9.87764           0
   01/01/2011 to 12/31/2011........  $ 9.87764    $ 9.47345           0
   01/01/2012 to 12/31/2012........  $ 9.47345    $11.54417       1,235
   01/01/2013 to 12/31/2013........  $11.54417    $14.58808       1,190
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.10918    $10.79702           0
   01/01/2008 to 12/31/2008........  $10.79702    $ 6.80925           0
   01/01/2009 to 12/31/2009........  $ 6.80925    $ 8.38024           0
   01/01/2010 to 12/31/2010........  $ 8.38024    $ 9.35785           0
   01/01/2011 to 12/31/2011........  $ 9.35785    $ 9.21009           0
   01/01/2012 to 12/31/2012........  $ 9.21009    $10.67659           0
   01/01/2013 to 12/31/2013........  $10.67659    $14.45083           0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.07817    $ 9.77879           0
   01/01/2008 to 12/31/2008........  $ 9.77879    $ 5.99070           0
   01/01/2009 to 12/31/2009........  $ 5.99070    $ 8.23780           0
   01/01/2010 to 12/31/2010........  $ 8.23780    $10.08157           0
   01/01/2011 to 12/31/2011........  $10.08157    $ 9.63721           0
   01/01/2012 to 12/31/2012........  $ 9.63721    $11.29828           0
   01/01/2013 to 12/31/2013........  $11.29828    $14.81231           0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.00050    $10.15956           0
   01/01/2008 to 12/31/2008........  $10.15956    $10.31135           0
   01/01/2009 to 12/31/2009........  $10.31135    $10.23406           0
   01/01/2010 to 12/31/2010........  $10.23406    $10.13528           0
   01/01/2011 to 12/31/2011........  $10.13528    $10.03704           0
   01/01/2012 to 12/31/2012........  $10.03704    $ 9.93815           0
   01/01/2013 to 12/31/2013........  $ 9.93815    $ 9.83960       4,403
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.10530    $10.05498           0
   01/01/2008 to 12/31/2008........  $10.05498    $ 5.74837           0
   01/01/2009 to 12/31/2009........  $ 5.74837    $ 8.00467           0
   01/01/2010 to 12/31/2010........  $ 8.00467    $ 9.78262           0
   01/01/2011 to 12/31/2011........  $ 9.78262    $ 9.44504           0
   01/01/2012 to 12/31/2012........  $ 9.44504    $10.95306           0
   01/01/2013 to 12/31/2013........  $10.95306    $15.39995           0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.15896    $10.53280           0
   01/01/2008 to 12/31/2008........  $10.53280    $ 5.92524           0
   01/01/2009 to 12/31/2009........  $ 5.92524    $ 7.61412           0
   01/01/2010 to 12/31/2010........  $ 7.61412    $ 9.70048           0
   01/01/2011 to 12/31/2011........  $ 9.70048    $ 9.76638           0
   01/01/2012 to 12/31/2012........  $ 9.76638    $10.86682         613
   01/01/2013 to 12/31/2013........  $10.86682    $14.26766         591

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.05198    $11.27163           0
   01/01/2008 to 12/31/2008........  $11.27163    $ 6.41269           0
   01/01/2009 to 12/31/2009........  $ 6.41269    $ 7.78174           0
   01/01/2010 to 12/31/2010........  $ 7.78174    $ 9.26605           0
   01/01/2011 to 04/29/2011........  $ 9.26605    $10.41590           0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012.......  $ 9.99918    $10.37049           0
   01/01/2013 to 12/31/2013........  $10.37049    $12.20975           0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008.......  $10.10192    $ 5.59093           0
   01/01/2009 to 12/31/2009........  $ 5.59093    $ 9.21740           0
   01/01/2010 to 12/31/2010........  $ 9.21740    $11.15837           0
   01/01/2011 to 12/31/2011........  $11.15837    $ 8.80833           0
   01/01/2012 to 12/31/2012........  $ 8.80833    $10.28460           0
   01/01/2013 to 12/31/2013........  $10.28460    $10.20534           0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007.......  $ 9.99918    $10.37452           0
   01/01/2008 to 12/31/2008........  $10.37452    $10.38622           0
   01/01/2009 to 12/31/2009........  $10.38622    $11.33515           0
   01/01/2010 to 12/31/2010........  $11.33515    $11.66042           0
   01/01/2011 to 12/31/2011........  $11.66042    $11.80444           0
   01/01/2012 to 12/31/2012........  $11.80444    $12.23617         542
   01/01/2013 to 12/31/2013........  $12.23617    $11.85149         522
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007.......  $ 9.99055    $10.63572           0
   01/01/2008 to 12/31/2008........  $10.63572    $10.29238           0
   01/01/2009 to 12/31/2009........  $10.29238    $11.87444           0
   01/01/2010 to 12/31/2010........  $11.87444    $12.66421           0
   01/01/2011 to 12/31/2011........  $12.66421    $12.93721           0
   01/01/2012 to 12/31/2012........  $12.93721    $14.00298         965
   01/01/2013 to 12/31/2013........  $14.00298    $13.60948         930
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.05295    $10.52485           0
   01/01/2008 to 12/31/2008........  $10.52485    $ 8.39002           0
   01/01/2009 to 12/31/2009........  $ 8.39002    $ 9.97136           0
   01/01/2010 to 12/31/2010........  $ 9.97136    $10.91616           0
   01/01/2011 to 12/31/2011........  $10.91616    $10.91559           0
   01/01/2012 to 12/31/2012........  $10.91559    $11.92853           0
   01/01/2013 to 12/31/2013........  $11.92853    $12.89825           0
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.12508    $10.59538           0
   01/01/2008 to 12/31/2008........  $10.59538    $ 6.21978           0
   01/01/2009 to 12/31/2009........  $ 6.21978    $ 7.75771           0
   01/01/2010 to 12/31/2010........  $ 7.75771    $ 9.14160           0
   01/01/2011 to 12/31/2011........  $ 9.14160    $ 8.48864           0
   01/01/2012 to 12/31/2012........  $ 8.48864    $ 9.49030           0
   01/01/2013 to 12/31/2013........  $ 9.49030    $10.99595           0
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.08387    $ 9.77734           0
   01/01/2008 to 12/31/2008........  $ 9.77734    $ 5.93256           0
   01/01/2009 to 12/31/2009........  $ 5.93256    $ 7.15556           0
   01/01/2010 to 12/31/2010........  $ 7.15556    $ 8.15084           0
   01/01/2011 to 12/31/2011........  $ 8.15084    $ 8.34914           0
   01/01/2012 to 12/31/2012........  $ 8.34914    $ 9.82079       1,356
   01/01/2013 to 12/31/2013........  $ 9.82079    $12.87657       1,306

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011.......  $ 9.99918    $ 8.93982           0
   01/01/2012 to 12/31/2012........  $ 8.93982    $10.01581           0
   01/01/2013 to 12/31/2013........  $10.01581    $12.13764           0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.08128    $ 7.37967           0
   01/01/2009 to 12/31/2009........  $ 7.37967    $ 9.01533           0
   01/01/2010 to 12/31/2010........  $ 9.01533    $ 9.98978           0
   01/01/2011 to 12/31/2011........  $ 9.98978    $ 9.71116           0
   01/01/2012 to 12/31/2012........  $ 9.71116    $10.60349           0
   01/01/2013 to 12/31/2013........  $10.60349    $11.80430           0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.09946    $ 6.72781           0
   01/01/2009 to 12/31/2009........  $ 6.72781    $ 8.44964           0
   01/01/2010 to 12/31/2010........  $ 8.44964    $ 9.56579           0
   01/01/2011 to 12/31/2011........  $ 9.56579    $ 9.24481           0
   01/01/2012 to 12/31/2012........  $ 9.24481    $10.60870           0
   01/01/2013 to 12/31/2013........  $10.60870    $12.40041           0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.08262    $10.44865           0
   01/01/2008 to 12/31/2008........  $10.44865    $ 7.22179           0
   01/01/2009 to 12/31/2009........  $ 7.22179    $ 9.11023           0
   01/01/2010 to 12/31/2010........  $ 9.11023    $10.08539           0
   01/01/2011 to 12/31/2011........  $10.08539    $ 9.64793           0
   01/01/2012 to 12/31/2012........  $ 9.64793    $10.61605           0
   01/01/2013 to 12/31/2013........  $10.61605    $12.02436           0
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09728    $ 9.89974           0
   01/01/2008 to 12/31/2008........  $ 9.89974    $ 6.37126           0
   01/01/2009 to 12/31/2009........  $ 6.37126    $ 8.44705           0
   01/01/2010 to 12/31/2010........  $ 8.44705    $11.40898           0
   01/01/2011 to 12/31/2011........  $11.40898    $11.18536           0
   01/01/2012 to 12/31/2012........  $11.18536    $12.42285           0
   01/01/2013 to 12/31/2013........  $12.42285    $16.62589           0
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09341    $ 9.48190           0
   01/01/2008 to 12/31/2008........  $ 9.48190    $ 6.59820           0
   01/01/2009 to 12/31/2009........  $ 6.59820    $ 8.29667           0
   01/01/2010 to 12/31/2010........  $ 8.29667    $10.34967           0
   01/01/2011 to 12/31/2011........  $10.34967    $ 9.63469           0
   01/01/2012 to 12/31/2012........  $ 9.63469    $11.27156           0
   01/01/2013 to 12/31/2013........  $11.27156    $15.33358           0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.07042    $10.23309           0
   01/01/2008 to 12/31/2008........  $10.23309    $ 7.50318           0
   01/01/2009 to 12/31/2009........  $ 7.50318    $ 9.22207           0
   01/01/2010 to 12/31/2010........  $ 9.22207    $10.18373           0
   01/01/2011 to 12/31/2011........  $10.18373    $10.28286           0
   01/01/2012 to 12/31/2012........  $10.28286    $11.55489           0
   01/01/2013 to 12/31/2013........  $11.55489    $13.36602           0
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09151    $ 9.51355           0
   01/01/2008 to 12/31/2008........  $ 9.51355    $ 5.47408           0
   01/01/2009 to 12/31/2009........  $ 5.47408    $ 6.70961           0
   01/01/2010 to 12/31/2010........  $ 6.70961    $ 7.52291           0
   01/01/2011 to 12/31/2011........  $ 7.52291    $ 7.32632           0
   01/01/2012 to 12/31/2012........  $ 7.32632    $ 8.50491       1,596
   01/01/2013 to 12/31/2013........  $ 8.50491    $10.92017       1,538

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.14599    $10.10721           0
   01/01/2008 to 12/31/2008........  $10.10721    $ 5.94755           0
   01/01/2009 to 12/31/2009........  $ 5.94755    $ 9.03144           0
   01/01/2010 to 12/31/2010........  $ 9.03144    $10.35562           0
   01/01/2011 to 12/31/2011........  $10.35562    $10.07921           0
   01/01/2012 to 12/31/2012........  $10.07921    $11.73379           0
   01/01/2013 to 12/31/2013........  $11.73379    $16.73225           0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.18095    $11.67442           0
   01/01/2008 to 12/31/2008........  $11.67442    $ 5.78102           0
   01/01/2009 to 12/31/2009........  $ 5.78102    $ 8.54834           0
   01/01/2010 to 12/31/2010........  $ 8.54834    $10.19480           0
   01/01/2011 to 12/31/2011........  $10.19480    $ 8.58803           0
   01/01/2012 to 12/31/2012........  $ 8.58803    $ 8.81034           0
   01/01/2013 to 12/31/2013........  $ 8.81034    $10.06464           0
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.00761    $10.64189           0
   01/01/2008 to 12/31/2008........  $10.64189    $10.27989           0
   01/01/2009 to 12/31/2009........  $10.27989    $11.41118           0
   01/01/2010 to 12/31/2010........  $11.41118    $11.94694           0
   01/01/2011 to 12/31/2011........  $11.94694    $12.31634           0
   01/01/2012 to 12/31/2012........  $12.31634    $12.83135           0
   01/01/2013 to 12/31/2013........  $12.83135    $12.22733           0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.13076    $10.38882           0
   01/01/2008 to 12/31/2008........  $10.38882    $ 5.93223           0
   01/01/2009 to 12/31/2009........  $ 5.93223    $ 7.54334           0
   01/01/2010 to 12/31/2010........  $ 7.54334    $ 8.56170           0
   01/01/2011 to 12/31/2011........  $ 8.56170    $ 8.18395           0
   01/01/2012 to 12/31/2012........  $ 8.18395    $ 8.99466           0
   01/01/2013 to 12/31/2013........  $ 8.99466    $10.73141           0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007.......  $ 9.99918    $ 9.98774           0
   01/01/2008 to 12/31/2008........  $ 9.98774    $ 9.37350           0
   01/01/2009 to 12/31/2009........  $ 9.37350    $10.35986           0
   01/01/2010 to 12/31/2010........  $10.35986    $11.05698           0
   01/01/2011 to 12/31/2011........  $11.05698    $11.60696           0
   01/01/2012 to 12/31/2012........  $11.60696    $12.39423       1,081
   01/01/2013 to 12/31/2013........  $12.39423    $12.08818       1,042
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008.......  $10.07829    $ 6.67266           0
   01/01/2009 to 12/31/2009........  $ 6.67266    $ 8.59277           0
   01/01/2010 to 12/31/2010........  $ 8.59277    $ 9.37875           0
   01/01/2011 to 12/31/2011........  $ 9.37875    $ 9.13073           0
   01/01/2012 to 09/21/2012........  $ 9.13073    $10.27913           0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.08917    $ 7.70550           0
   01/01/2009 to 12/31/2009........  $ 7.70550    $ 9.27442           0
   01/01/2010 to 12/31/2010........  $ 9.27442    $10.77668           0
   01/01/2011 to 12/31/2011........  $10.77668    $11.41111           0
   01/01/2012 to 12/31/2012........  $11.41111    $12.52464           0
   01/01/2013 to 12/31/2013........  $12.52464    $15.92867           0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008.......  $10.26818    $ 7.07373           0
   01/01/2009 to 12/31/2009........  $ 7.07373    $ 9.16100           0
   01/01/2010 to 12/31/2010........  $ 9.16100    $11.01023           0
   01/01/2011 to 12/31/2011........  $11.01023    $11.50071           0
   01/01/2012 to 12/31/2012........  $11.50071    $13.90286           0
   01/01/2013 to 12/31/2013........  $13.90286    $19.25307           0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008.......  $10.38588    $ 5.29555         0
   01/01/2009 to 12/31/2009........  $ 5.29555    $ 6.03006         0
   01/01/2010 to 12/31/2010........  $ 6.03006    $ 6.62291         0
   01/01/2011 to 12/31/2011........  $ 6.62291    $ 5.65027         0
   01/01/2012 to 12/31/2012........  $ 5.65027    $ 6.97764         0
   01/01/2013 to 12/31/2013........  $ 6.97764    $ 9.12445         0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008.......  $10.15210    $ 8.37316         0
   01/01/2009 to 12/31/2009........  $ 8.37316    $ 9.91134         0
   01/01/2010 to 12/31/2010........  $ 9.91134    $10.09216         0
   01/01/2011 to 12/31/2011........  $10.09216    $11.00263         0
   01/01/2012 to 12/31/2012........  $11.00263    $12.78936         0
   01/01/2013 to 12/31/2013........  $12.78936    $17.69678         0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008.......  $10.16561    $ 6.12388         0
   01/01/2009 to 12/31/2009........  $ 6.12388    $ 7.52426         0
   01/01/2010 to 12/31/2010........  $ 7.52426    $ 9.21884         0
   01/01/2011 to 12/31/2011........  $ 9.21884    $ 8.96473         0
   01/01/2012 to 12/31/2012........  $ 8.96473    $10.27802         0
   01/01/2013 to 12/31/2013........  $10.27802    $14.06223         0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008.......  $10.11084    $ 6.74626         0
   01/01/2009 to 12/31/2009........  $ 6.74626    $ 8.66542         0
   01/01/2010 to 12/31/2010........  $ 8.66542    $ 9.71070         0
   01/01/2011 to 12/31/2011........  $ 9.71070    $ 9.91544         0
   01/01/2012 to 12/31/2012........  $ 9.91544    $11.06547         0
   01/01/2013 to 12/31/2013........  $11.06547    $14.31530         0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008.......  $10.24162    $ 6.29950         0
   01/01/2009 to 12/31/2009........  $ 6.29950    $ 7.45106         0
   01/01/2010 to 12/31/2010........  $ 7.45106    $ 8.32839         0
   01/01/2011 to 12/31/2011........  $ 8.32839    $ 8.14045         0
   01/01/2012 to 12/31/2012........  $ 8.14045    $ 9.30247         0
   01/01/2013 to 12/31/2013........  $ 9.30247    $11.96341         0
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008.......  $10.07261    $ 6.22718         0
   01/01/2009 to 12/31/2009........  $ 6.22718    $ 8.52790         0
   01/01/2010 to 12/31/2010........  $ 8.52790    $10.84277         0
   01/01/2011 to 12/31/2011........  $10.84277    $10.42489         0
   01/01/2012 to 12/31/2012........  $10.42489    $11.90890         0
   01/01/2013 to 12/31/2013........  $11.90890    $15.39007         0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008.......  $10.18859    $ 6.49279         0
   01/01/2009 to 12/31/2009........  $ 6.49279    $ 8.41309         0
   01/01/2010 to 12/31/2010........  $ 8.41309    $10.03310         0
   01/01/2011 to 12/31/2011........  $10.03310    $ 9.54395         0
   01/01/2012 to 12/31/2012........  $ 9.54395    $11.01444         0
   01/01/2013 to 12/31/2013........  $11.01444    $14.41216         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008.......  $10.25909    $ 5.54281         0
   01/01/2009 to 12/31/2009........  $ 5.54281    $ 7.01875         0
   01/01/2010 to 12/31/2010........  $ 7.01875    $ 8.66489         0
   01/01/2011 to 12/31/2011........  $ 8.66489    $ 8.98666         0
   01/01/2012 to 12/31/2012........  $ 8.98666    $10.42530         0
   01/01/2013 to 12/31/2013........  $10.42530    $10.33145         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008.......  $10.11374    $ 6.83981         0
   01/01/2009 to 12/31/2009........  $ 6.83981    $ 8.54421         0
   01/01/2010 to 12/31/2010........  $ 8.54421    $10.63567         0
   01/01/2011 to 12/31/2011........  $10.63567    $10.66528         0
   01/01/2012 to 12/31/2012........  $10.66528    $11.87739         0
   01/01/2013 to 12/31/2013........  $11.87739    $16.51346         0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008.......  $10.22874    $ 7.21084         0
   01/01/2009 to 12/31/2009........  $ 7.21084    $ 8.59598         0
   01/01/2010 to 12/31/2010........  $ 8.59598    $10.39183         0
   01/01/2011 to 12/31/2011........  $10.39183    $ 9.86683         0
   01/01/2012 to 12/31/2012........  $ 9.86683    $11.34715         0
   01/01/2013 to 12/31/2013........  $11.34715    $15.46725         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008.......  $10.27831    $ 7.30077         0
   01/01/2009 to 12/31/2009........  $ 7.30077    $ 7.75745         0
   01/01/2010 to 12/31/2010........  $ 7.75745    $ 8.88534         0
   01/01/2011 to 12/31/2011........  $ 8.88534    $ 8.96181         0
   01/01/2012 to 12/31/2012........  $ 8.96181    $10.33839         0
   01/01/2013 to 12/31/2013........  $10.33839    $11.47127         0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008.......  $10.09876    $ 7.24718         0
   01/01/2009 to 12/31/2009........  $ 7.24718    $ 7.94558         0
   01/01/2010 to 12/31/2010........  $ 7.94558    $ 8.33479         0
   01/01/2011 to 12/31/2011........  $ 8.33479    $ 9.69724         0
   01/01/2012 to 12/31/2012........  $ 9.69724    $ 9.61447         0
   01/01/2013 to 12/31/2013........  $ 9.61447    $10.78654         0


*  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

       ACCUMULATION UNIT VALUES: TRUEACCUMULATION HIGHEST DAILY (1.90%)


                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.10309    $ 6.97316       3,951
   01/01/2009 to 12/31/2009........  $ 6.97316    $ 8.50976       3,948
   01/01/2010 to 12/31/2010........  $ 8.50976    $ 9.35005       1,154
   01/01/2011 to 12/31/2011........  $ 9.35005    $ 8.93170       1,153
   01/01/2012 to 12/31/2012........  $ 8.93170    $ 9.86614       1,152
   01/01/2013 to 12/31/2013........  $ 9.86614    $10.64769       1,151
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.32939    $ 7.21545         415
   01/01/2009 to 12/31/2009........  $ 7.21545    $ 8.93592         413
   01/01/2010 to 12/31/2010........  $ 8.93592    $ 9.97102       1,293
   01/01/2011 to 12/31/2011........  $ 9.97102    $ 9.79613       1,291
   01/01/2012 to 12/31/2012........  $ 9.79613    $10.92494       1,289
   01/01/2013 to 12/31/2013........  $10.92494    $12.49604       1,288
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.10807    $ 6.11554           0
   01/01/2009 to 12/31/2009........  $ 6.11554    $ 7.06798           0
   01/01/2010 to 12/31/2010........  $ 7.06798    $ 7.89644           0
   01/01/2011 to 12/31/2011........  $ 7.89644    $ 8.02596           0
   01/01/2012 to 05/04/2012........  $ 8.02596    $ 8.71409           0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.20546    $ 7.30062       7,328
   01/01/2009 to 12/31/2009........  $ 7.30062    $ 8.83347       7,321
   01/01/2010 to 12/31/2010........  $ 8.83347    $ 9.73600       7,414
   01/01/2011 to 12/31/2011........  $ 9.73600    $ 9.43835       6,495
   01/01/2012 to 12/31/2012........  $ 9.43835    $10.41733       6,491
   01/01/2013 to 12/31/2013........  $10.41733    $12.02690       6,400
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011.......  $ 9.99845    $ 9.15334           0
   01/01/2012 to 12/31/2012........  $ 9.15334    $10.05068           0
   01/01/2013 to 12/31/2013........  $10.05068    $10.93358           0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99845    $10.48433            0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009.......  $ 9.99897    $ 9.37163            0
   01/01/2010 to 12/31/2010........  $ 9.37163    $10.16941            0
   01/01/2011 to 12/31/2011........  $10.16941    $10.94172            0
   01/01/2012 to 12/31/2012........  $10.94172    $11.18419            0
   01/01/2013 to 12/31/2013........  $11.18419    $10.89973            0
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008.......  $10.02967    $12.15994        6,683
   01/01/2009 to 12/31/2009........  $12.15994    $11.21089        6,680
   01/01/2010 to 12/31/2010........  $11.21089    $12.23217        6,014
   01/01/2011 to 12/31/2011........  $12.23217    $13.63408        5,393
   01/01/2012 to 12/31/2012........  $13.63408    $14.14385        5,390
   01/01/2013 to 12/31/2013........  $14.14385    $13.44361        5,388
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008.......  $10.02964    $12.21713           87
   01/01/2009 to 12/31/2009........  $12.21713    $11.06580          543
   01/01/2010 to 12/31/2010........  $11.06580    $12.09287            0
   01/01/2011 to 12/31/2011........  $12.09287    $13.76290            0
   01/01/2012 to 12/31/2012........  $13.76290    $14.29697            0
   01/01/2013 to 12/31/2013........  $14.29697    $13.35212            0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009.......  $ 9.99897    $ 8.78288            0
   01/01/2010 to 12/31/2010........  $ 8.78288    $ 9.63981        1,906
   01/01/2011 to 12/31/2011........  $ 9.63981    $11.22690            0
   01/01/2012 to 12/31/2012........  $11.22690    $11.71316            0
   01/01/2013 to 12/31/2013........  $11.71316    $10.74555            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010.......  $ 9.99793    $11.00082            0
   01/01/2011 to 12/31/2011........  $11.00082    $12.98729        1,213
   01/01/2012 to 12/31/2012........  $12.98729    $13.61030            0
   01/01/2013 to 12/31/2013........  $13.61030    $12.42111            0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011.......  $ 9.99845    $12.01233            0
   01/01/2012 to 12/31/2012........  $12.01233    $12.47701        1,182
   01/01/2013 to 12/31/2013........  $12.47701    $11.05074            0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012.......  $ 9.99794    $10.39188            0
   01/01/2013 to 12/31/2013........  $10.39188    $ 9.15774            0
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013.......  $ 9.99897    $ 8.74350            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.99489    $ 6.64593       15,908
   01/01/2009 to 12/31/2009........  $ 6.64593    $ 8.17380       15,900
   01/01/2010 to 12/31/2010........  $ 8.17380    $ 9.09410       15,898
   01/01/2011 to 12/31/2011........  $ 9.09410    $ 8.70797       15,896
   01/01/2012 to 12/31/2012........  $ 8.70797    $ 9.71780       15,895
   01/01/2013 to 12/31/2013........  $ 9.71780    $11.69922       15,893
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013.......  $ 9.99845    $11.64106            0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.46677    $ 5.96480            0
   01/01/2009 to 12/31/2009........  $ 5.96480    $ 7.72222            0
   01/01/2010 to 12/31/2010........  $ 7.72222    $ 9.75243            0
   01/01/2011 to 12/31/2011........  $ 9.75243    $10.20123            0
   01/01/2012 to 12/31/2012........  $10.20123    $11.54685            0
   01/01/2013 to 12/31/2013........  $11.54685    $11.68619            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 07/18/2008.......  $ 8.67476    $ 8.07731            0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99845    $ 9.67477            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.15903    $ 5.59912            0
   01/01/2009 to 12/31/2009........  $ 5.59912    $ 7.28925            0
   01/01/2010 to 12/31/2010........  $ 7.28925    $ 9.48126            0
   01/01/2011 to 12/31/2011........  $ 9.48126    $ 8.08449            0
   01/01/2012 to 12/31/2012........  $ 8.08449    $ 9.52587            0
   01/01/2013 to 12/31/2013........  $ 9.52587    $13.16320            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.10354    $ 7.49579            0
   01/01/2009 to 12/31/2009........  $ 7.49579    $ 8.91747            0
   01/01/2010 to 12/31/2010........  $ 8.91747    $ 9.91699            0
   01/01/2011 to 12/31/2011........  $ 9.91699    $ 9.49150            0
   01/01/2012 to 12/31/2012........  $ 9.49150    $10.58406            0
   01/01/2013 to 12/31/2013........  $10.58406    $12.38311            0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.05845    $ 6.69799       14,882
   01/01/2009 to 12/31/2009........  $ 6.69799    $ 8.14061       14,032
   01/01/2010 to 12/31/2010........  $ 8.14061    $ 9.13613       12,517
   01/01/2011 to 12/31/2011........  $ 9.13613    $ 8.83081       11,868
   01/01/2012 to 12/31/2012........  $ 8.83081    $ 9.58723       11,230
   01/01/2013 to 12/31/2013........  $ 9.58723    $10.79699       10,642

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008.......  $ 9.99846    $ 7.46560           0
   01/01/2009 to 11/13/2009........  $ 7.46560    $ 8.33382           0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012.......  $ 9.99846    $10.73211       1,803
   01/01/2013 to 12/31/2013........  $10.73211    $13.10914       1,803
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99845    $10.80027           0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008.......  $10.17514    $ 6.10743           0
   01/01/2009 to 12/31/2009........  $ 6.10743    $ 8.09706           0
   01/01/2010 to 12/31/2010........  $ 8.09706    $ 9.55097           0
   01/01/2011 to 12/31/2011........  $ 9.55097    $ 8.90050           0
   01/01/2012 to 12/31/2012........  $ 8.90050    $11.07529           0
   01/01/2013 to 12/31/2013........  $11.07529    $11.34093           0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.99447    $ 6.09639           0
   01/01/2009 to 12/31/2009........  $ 6.09639    $ 8.93789           0
   01/01/2010 to 12/31/2010........  $ 8.93789    $ 9.67330           0
   01/01/2011 to 12/31/2011........  $ 9.67330    $ 9.11725           0
   01/01/2012 to 12/31/2012........  $ 9.11725    $10.71501           0
   01/01/2013 to 12/31/2013........  $10.71501    $13.64206           0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.34875    $ 5.93530           0
   01/01/2009 to 12/31/2009........  $ 5.93530    $ 6.94204           0
   01/01/2010 to 12/31/2010........  $ 6.94204    $ 7.69028           0
   01/01/2011 to 12/31/2011........  $ 7.69028    $ 7.13042           0
   01/01/2012 to 12/31/2012........  $ 7.13042    $ 8.37319           0
   01/01/2013 to 12/31/2013........  $ 8.37319    $10.97300           0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.33434    $ 6.05243           0
   01/01/2009 to 12/31/2009........  $ 6.05243    $ 9.33050           0
   01/01/2010 to 12/31/2010........  $ 9.33050    $10.97167           0
   01/01/2011 to 12/31/2011........  $10.97167    $10.44650           0
   01/01/2012 to 12/31/2012........  $10.44650    $12.26188           0
   01/01/2013 to 12/31/2013........  $12.26188    $15.90650           0
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.08922    $ 7.60462           0
   01/01/2009 to 12/31/2009........  $ 7.60462    $ 9.20764           0
   01/01/2010 to 12/31/2010........  $ 9.20764    $10.08376           0
   01/01/2011 to 12/31/2011........  $10.08376    $ 9.84556           0
   01/01/2012 to 12/31/2012........  $ 9.84556    $10.64011           0
   01/01/2013 to 12/31/2013........  $10.64011    $11.46687           0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008.......  $10.03334    $ 7.63187           0
   01/01/2009 to 12/31/2009........  $ 7.63187    $ 9.50009           0
   01/01/2010 to 12/31/2010........  $ 9.50009    $11.81819           0
   01/01/2011 to 12/31/2011........  $11.81819    $11.74881           0
   01/01/2012 to 12/31/2012........  $11.74881    $13.33807           0
   01/01/2013 to 12/31/2013........  $13.33807    $18.16936           0
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.35573    $ 6.03272           0
   01/01/2009 to 12/31/2009........  $ 6.03272    $ 7.00101           0
   01/01/2010 to 12/31/2010........  $ 7.00101    $ 7.72521           0
   01/01/2011 to 12/31/2011........  $ 7.72521    $ 7.54389           0
   01/01/2012 to 12/31/2012........  $ 7.54389    $ 8.39489           0
   01/01/2013 to 12/31/2013........  $ 8.39489    $11.09096           0
AST HIGH YIELD PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.61174    $ 7.68350           0
   01/01/2009 to 12/31/2009........  $ 7.68350    $10.22078           0
   01/01/2010 to 12/31/2010........  $10.22078    $11.38405           0
   01/01/2011 to 12/31/2011........  $11.38405    $11.52626           0
   01/01/2012 to 12/31/2012........  $11.52626    $12.88007           0
   01/01/2013 to 12/31/2013........  $12.88007    $13.54720           0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.50394    $ 5.40188           0
   01/01/2009 to 12/31/2009........  $ 5.40188    $ 7.17172           0
   01/01/2010 to 12/31/2010........  $ 7.17172    $ 8.05818           0
   01/01/2011 to 12/31/2011........  $ 8.05818    $ 6.88591           0
   01/01/2012 to 12/31/2012........  $ 6.88591    $ 8.13350           0
   01/01/2013 to 12/31/2013........  $ 8.13350    $ 9.50261           0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.88744    $ 5.74991           0
   01/01/2009 to 12/31/2009........  $ 5.74991    $ 7.36363           0
   01/01/2010 to 12/31/2010........  $ 7.36363    $ 8.02708           0
   01/01/2011 to 12/31/2011........  $ 8.02708    $ 6.88888           0
   01/01/2012 to 12/31/2012........  $ 6.88888    $ 7.88745           0
   01/01/2013 to 12/31/2013........  $ 7.88745    $ 9.24697           0
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009* to 12/31/2009.......  $ 9.98135    $10.86097           0
   01/01/2010 to 12/31/2010........  $10.86097    $11.81045           0
   01/01/2011 to 12/31/2011........  $11.81045    $13.03258           0
   01/01/2012 to 12/31/2012........  $13.03258    $13.99132           0
   01/01/2013 to 12/31/2013........  $13.99132    $13.29309           0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.11173    $ 7.12923       2,696
   01/01/2009 to 12/31/2009........  $ 7.12923    $ 8.86178       1,872
   01/01/2010 to 12/31/2010........  $ 8.86178    $ 9.89791         792
   01/01/2011 to 12/31/2011........  $ 9.89791    $ 9.65807       1,152
   01/01/2012 to 12/31/2012........  $ 9.65807    $10.76491       1,294
   01/01/2013 to 12/31/2013........  $10.76491    $12.28392           0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.07041    $ 5.94481           0
   01/01/2009 to 12/31/2009........  $ 5.94481    $ 7.92696           0
   01/01/2010 to 12/31/2010........  $ 7.92696    $ 8.33676           0
   01/01/2011 to 12/31/2011........  $ 8.33676    $ 7.43271           0
   01/01/2012 to 12/31/2012........  $ 7.43271    $ 8.89179           0
   01/01/2013 to 12/31/2013........  $ 8.89179    $10.06615           0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.22588    $ 7.82983       6,414
   01/01/2009 to 12/31/2009........  $ 7.82983    $ 9.37555       4,670
   01/01/2010 to 12/31/2010........  $ 9.37555    $ 9.87388       3,257
   01/01/2011 to 12/31/2011........  $ 9.87388    $ 9.71232       3,172
   01/01/2012 to 12/31/2012........  $ 9.71232    $10.55246       3,111
   01/01/2013 to 12/31/2013........  $10.55246    $11.49778       2,333
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009.......  $10.08384    $10.28765           0
   01/01/2010 to 12/31/2010........  $10.28765    $11.23808           0
   01/01/2011 to 12/31/2011........  $11.23808    $11.10143           0
   01/01/2012 to 12/31/2012........  $11.10143    $12.54830           0
   01/01/2013 to 12/31/2013........  $12.54830    $16.80798           0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009.......  $10.14522    $10.29741           0
   01/01/2010 to 12/31/2010........  $10.29741    $11.49202           0
   01/01/2011 to 12/31/2011........  $11.49202    $10.61548           0
   01/01/2012 to 12/31/2012........  $10.61548    $11.79554           0
   01/01/2013 to 12/31/2013........  $11.79554    $15.21344           0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.15840    $ 5.48443           0
   01/01/2009 to 12/31/2009........  $ 5.48443    $ 6.42806           0
   01/01/2010 to 12/31/2010........  $ 6.42806    $ 7.13815           0
   01/01/2011 to 12/31/2011........  $ 7.13815    $ 6.71202           0
   01/01/2012 to 12/31/2012........  $ 6.71202    $ 7.69878           0
   01/01/2013 to 12/31/2013........  $ 7.69878    $10.56655           0
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.98862    $ 5.98019           0
   01/01/2009 to 12/31/2009........  $ 5.98019    $ 7.61491           0
   01/01/2010 to 12/31/2010........  $ 7.61491    $ 8.94884           0
   01/01/2011 to 12/31/2011........  $ 8.94884    $ 8.70184           0
   01/01/2012 to 12/31/2012........  $ 8.70184    $ 9.58657           0
   01/01/2013 to 12/31/2013........  $ 9.58657    $12.85196           0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.38709    $ 7.82496           0
   01/01/2009 to 12/31/2009........  $ 7.82496    $10.33592           0
   01/01/2010 to 12/31/2010........  $10.33592    $11.50363           0
   01/01/2011 to 12/31/2011........  $11.50363    $12.43749           0
   01/01/2012 to 12/31/2012........  $12.43749    $12.92873           0
   01/01/2013 to 12/31/2013........  $12.92873    $12.43352           0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.17842    $ 6.75217         0
   01/01/2009 to 12/31/2009........  $ 6.75217    $ 8.71384         0
   01/01/2010 to 12/31/2010........  $ 8.71384    $ 9.58130         0
   01/01/2011 to 12/31/2011........  $ 9.58130    $ 9.10816         0
   01/01/2012 to 12/31/2012........  $ 9.10816    $11.00055         0
   01/01/2013 to 12/31/2013........  $11.00055    $13.77831         0
AST MFS GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.38287    $ 6.72320         0
   01/01/2009 to 12/31/2009........  $ 6.72320    $ 8.20117         0
   01/01/2010 to 12/31/2010........  $ 8.20117    $ 9.07694         0
   01/01/2011 to 12/31/2011........  $ 9.07694    $ 8.85470         0
   01/01/2012 to 12/31/2012........  $ 8.85470    $10.17362         0
   01/01/2013 to 12/31/2013........  $10.17362    $13.64839         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012.......  $ 9.99846    $10.18845         0
   01/01/2013 to 12/31/2013........  $10.18845    $13.44811         0
AST MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.75286    $ 5.91502         0
   01/01/2009 to 12/31/2009........  $ 5.91502    $ 8.06168         0
   01/01/2010 to 12/31/2010........  $ 8.06168    $ 9.77890         0
   01/01/2011 to 12/31/2011........  $ 9.77890    $ 9.26539         0
   01/01/2012 to 12/31/2012........  $ 9.26539    $10.76616         0
   01/01/2013 to 12/31/2013........  $10.76616    $13.99002         0
AST MONEY MARKET PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.16748    $10.18127         0
   01/01/2009 to 12/31/2009........  $10.18127    $10.01586         0
   01/01/2010 to 12/31/2010........  $10.01586    $ 9.83128         0
   01/01/2011 to 12/31/2011........  $ 9.83128    $ 9.65009         0
   01/01/2012 to 12/31/2012........  $ 9.65009    $ 9.47028         0
   01/01/2013 to 12/31/2013........  $ 9.47028    $ 9.29348         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.65910    $ 5.67576         0
   01/01/2009 to 12/31/2009........  $ 5.67576    $ 7.83349         0
   01/01/2010 to 12/31/2010........  $ 7.83349    $ 9.48891         0
   01/01/2011 to 12/31/2011........  $ 9.48891    $ 9.08069         0
   01/01/2012 to 12/31/2012........  $ 9.08069    $10.43717         0
   01/01/2013 to 12/31/2013........  $10.43717    $14.54496         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011.......  $10.02836    $10.06690         0
   01/01/2012 to 12/31/2012........  $10.06690    $10.36008         0
   01/01/2013 to 12/31/2013........  $10.36008    $ 9.87864         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.55152    $ 5.85029         0
   01/01/2009 to 12/31/2009........  $ 5.85029    $ 7.45133         0
   01/01/2010 to 12/31/2010........  $ 7.45133    $ 9.40919         0
   01/01/2011 to 12/31/2011........  $ 9.40919    $ 9.38941         0
   01/01/2012 to 12/31/2012........  $ 9.38941    $10.35477         0
   01/01/2013 to 12/31/2013........  $10.35477    $13.47526         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.15914    $ 6.33164            0
   01/01/2009 to 12/31/2009........  $ 6.33164    $ 7.61527            0
   01/01/2010 to 12/31/2010........  $ 7.61527    $ 8.98774            0
   01/01/2011 to 04/29/2011........  $ 8.98774    $10.07392            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012.......  $ 9.99846    $10.30826            0
   01/01/2013 to 12/31/2013........  $10.30826    $12.02922            0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008.......  $10.10120    $ 5.56840            0
   01/01/2009 to 12/31/2009........  $ 5.56840    $ 9.09915            0
   01/01/2010 to 12/31/2010........  $ 9.09915    $10.91788            0
   01/01/2011 to 12/31/2011........  $10.91788    $ 8.54230            0
   01/01/2012 to 12/31/2012........  $ 8.54230    $ 9.88554            0
   01/01/2013 to 12/31/2013........  $ 9.88554    $ 9.72259            0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.51451    $10.25537            0
   01/01/2009 to 12/31/2009........  $10.25537    $11.09340            0
   01/01/2010 to 12/31/2010........  $11.09340    $11.31076            0
   01/01/2011 to 12/31/2011........  $11.31076    $11.34944            0
   01/01/2012 to 12/31/2012........  $11.34944    $11.66006            0
   01/01/2013 to 12/31/2013........  $11.66006    $11.19355            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.86829    $10.16253            0
   01/01/2009 to 12/31/2009........  $10.16253    $11.62088            0
   01/01/2010 to 12/31/2010........  $11.62088    $12.28403            0
   01/01/2011 to 12/31/2011........  $12.28403    $12.43807            0
   01/01/2012 to 12/31/2012........  $12.43807    $13.34324            0
   01/01/2013 to 12/31/2013........  $13.34324    $12.85347            0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.41922    $ 8.28423       13,860
   01/01/2009 to 12/31/2009........  $ 8.28423    $ 9.75850        7,907
   01/01/2010 to 12/31/2010........  $ 9.75850    $10.58873        9,139
   01/01/2011 to 12/31/2011........  $10.58873    $10.49478        9,135
   01/01/2012 to 12/31/2012........  $10.49478    $11.36692        9,132
   01/01/2013 to 12/31/2013........  $11.36692    $12.18228        9,129
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011.......  $10.01837    $10.06681            0
   01/01/2012 to 12/31/2012........  $10.06681    $10.58083            0
   01/01/2013 to 12/31/2013........  $10.58083    $10.14312            0
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.20449    $ 6.14116        4,208
   01/01/2009 to 12/31/2009........  $ 6.14116    $ 7.59181        3,868
   01/01/2010 to 12/31/2010........  $ 7.59181    $ 8.86716        5,051
   01/01/2011 to 12/31/2011........  $ 8.86716    $ 8.16104        4,961
   01/01/2012 to 12/31/2012........  $ 8.16104    $ 9.04324        4,757
   01/01/2013 to 12/31/2013........  $ 9.04324    $10.38525        4,123
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.29756    $ 5.85753            0
   01/01/2009 to 12/31/2009........  $ 5.85753    $ 7.00256            0
   01/01/2010 to 12/31/2010........  $ 7.00256    $ 7.90595            0
   01/01/2011 to 12/31/2011........  $ 7.90595    $ 8.02675            0
   01/01/2012 to 12/31/2012........  $ 8.02675    $ 9.35787            0
   01/01/2013 to 12/31/2013........  $ 9.35787    $12.16108            0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011.......  $ 9.99845    $ 8.88668            0
   01/01/2012 to 12/31/2012........  $ 8.88668    $ 9.86797            0
   01/01/2013 to 12/31/2013........  $ 9.86797    $11.85265            0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.08104    $ 7.33576        2,981
   01/01/2009 to 12/31/2009........  $ 7.33576    $ 8.88239        2,977
   01/01/2010 to 12/31/2010........  $ 8.88239    $ 9.75540        2,973
   01/01/2011 to 12/31/2011........  $ 9.75540    $ 9.39965        2,969
   01/01/2012 to 12/31/2012........  $ 9.39965    $10.17229        2,966
   01/01/2013 to 12/31/2013........  $10.17229    $11.22407        2,962
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.09921    $ 6.68779            0
   01/01/2009 to 12/31/2009........  $ 6.68779    $ 8.32508            0
   01/01/2010 to 12/31/2010........  $ 8.32508    $ 9.34144            0
   01/01/2011 to 12/31/2011........  $ 9.34144    $ 8.94835            0
   01/01/2012 to 12/31/2012........  $ 8.94835    $10.17750            0
   01/01/2013 to 12/31/2013........  $10.17750    $11.79126            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.15477    $ 7.13066          939
   01/01/2009 to 12/31/2009........  $ 7.13066    $ 8.91579          939
   01/01/2010 to 12/31/2010........  $ 8.91579    $ 9.78295            0
   01/01/2011 to 12/31/2011........  $ 9.78295    $ 9.27599            0
   01/01/2012 to 12/31/2012........  $ 9.27599    $10.11626            0
   01/01/2013 to 12/31/2013........  $10.11626    $11.35694            0
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.47049    $ 6.29069            0
   01/01/2009 to 12/31/2009........  $ 6.29069    $ 8.26641            0
   01/01/2010 to 12/31/2010........  $ 8.26641    $11.06637            0
   01/01/2011 to 12/31/2011........  $11.06637    $10.75364            0
   01/01/2012 to 12/31/2012........  $10.75364    $11.83747            0
   01/01/2013 to 12/31/2013........  $11.83747    $15.70254            0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.35347    $ 6.51489            0
   01/01/2009 to 12/31/2009........  $ 6.51489    $ 8.11952            0
   01/01/2010 to 12/31/2010........  $ 8.11952    $10.03914            0
   01/01/2011 to 12/31/2011........  $10.03914    $ 9.26316            0
   01/01/2012 to 12/31/2012........  $ 9.26316    $10.74073            0
   01/01/2013 to 12/31/2013........  $10.74073    $14.48246            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.04604    $ 7.40835       11,419
   01/01/2009 to 12/31/2009........  $ 7.40835    $ 9.02504       10,808
   01/01/2010 to 12/31/2010........  $ 9.02504    $ 9.87813       10,454
   01/01/2011 to 12/31/2011........  $ 9.87813    $ 9.88621        9,958
   01/01/2012 to 12/31/2012........  $ 9.88621    $11.01074        9,526
   01/01/2013 to 12/31/2013........  $11.01074    $12.62408        8,449

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.02831    $ 5.40479           0
   01/01/2009 to 12/31/2009........  $ 5.40479    $ 6.56594           0
   01/01/2010 to 12/31/2010........  $ 6.56594    $ 7.29663           0
   01/01/2011 to 12/31/2011........  $ 7.29663    $ 7.04313           0
   01/01/2012 to 12/31/2012........  $ 7.04313    $ 8.10361           0
   01/01/2013 to 12/31/2013........  $ 8.10361    $10.31294           0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.62217    $ 5.87234           0
   01/01/2009 to 12/31/2009........  $ 5.87234    $ 8.83842           0
   01/01/2010 to 12/31/2010........  $ 8.83842    $10.04478           0
   01/01/2011 to 12/31/2011........  $10.04478    $ 9.69047           0
   01/01/2012 to 12/31/2012........  $ 9.69047    $11.18137           0
   01/01/2013 to 12/31/2013........  $11.18137    $15.80336           0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2008* to 12/31/2008.......  $12.04239    $ 5.70792           0
   01/01/2009 to 12/31/2009........  $ 5.70792    $ 8.36558           0
   01/01/2010 to 12/31/2010........  $ 8.36558    $ 9.88866           0
   01/01/2011 to 12/31/2011........  $ 9.88866    $ 8.25662           0
   01/01/2012 to 12/31/2012........  $ 8.25662    $ 8.39532           0
   01/01/2013 to 12/31/2013........  $ 8.39532    $ 9.50576           0
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2008* to 12/31/2008.......  $11.00386    $10.15023           0
   01/01/2009 to 12/31/2009........  $10.15023    $11.16740           0
   01/01/2010 to 12/31/2010........  $11.16740    $11.58840           0
   01/01/2011 to 12/31/2011........  $11.58840    $11.84135           0
   01/01/2012 to 12/31/2012........  $11.84135    $12.22719           0
   01/01/2013 to 12/31/2013........  $12.22719    $11.54856           0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.75396    $ 5.85729           0
   01/01/2009 to 12/31/2009........  $ 5.85729    $ 7.38209           0
   01/01/2010 to 12/31/2010........  $ 7.38209    $ 8.30457           0
   01/01/2011 to 12/31/2011........  $ 8.30457    $ 7.86811           0
   01/01/2012 to 12/31/2012........  $ 7.86811    $ 8.57088           0
   01/01/2013 to 12/31/2013........  $ 8.57088    $10.13537           0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.23168    $ 9.28051           0
   01/01/2009 to 12/31/2009........  $ 9.28051    $10.16632           0
   01/01/2010 to 12/31/2010........  $10.16632    $10.75449           0
   01/01/2011 to 12/31/2011........  $10.75449    $11.18976           0
   01/01/2012 to 12/31/2012........  $11.18976    $11.84280           0
   01/01/2013 to 12/31/2013........  $11.84280    $11.44813           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008.......  $10.07805    $ 6.63304       1,274
   01/01/2009 to 12/31/2009........  $ 6.63304    $ 8.46619       1,271
   01/01/2010 to 12/31/2010........  $ 8.46619    $ 9.15895       3,373
   01/01/2011 to 12/31/2011........  $ 9.15895    $ 8.83797       1,944
   01/01/2012 to 09/21/2012........  $ 8.83797    $ 9.88555           0


*  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

   ACCUMULATION UNIT VALUES: COMBINATION 5% ROLL UP AND HAV DEATH BENEFIT OR
                   HIGHEST DAILY VALUE DEATH BENEFIT (2.05%)


                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.09167    $ 6.95840        9,754
   01/01/2009 to 12/31/2009........  $ 6.95840    $ 8.47922        9,750
   01/01/2010 to 12/31/2010........  $ 8.47922    $ 9.30273        9,746
   01/01/2011 to 12/31/2011........  $ 9.30273    $ 8.87357        9,742
   01/01/2012 to 12/31/2012........  $ 8.87357    $ 9.78743        9,738
   01/01/2013 to 12/31/2013........  $ 9.78743    $10.54711            0
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.31784    $ 7.20030            0
   01/01/2009 to 12/31/2009........  $ 7.20030    $ 8.90401            0
   01/01/2010 to 12/31/2010........  $ 8.90401    $ 9.92086            0
   01/01/2011 to 12/31/2011........  $ 9.92086    $ 9.73249            0
   01/01/2012 to 12/31/2012........  $ 9.73249    $10.83804            0
   01/01/2013 to 12/31/2013........  $10.83804    $12.37838            0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.09781    $ 6.10266            0
   01/01/2009 to 12/31/2009........  $ 6.10266    $ 7.04277            0
   01/01/2010 to 12/31/2010........  $ 7.04277    $ 7.85667            0
   01/01/2011 to 12/31/2011........  $ 7.85667    $ 7.97378            0
   01/01/2012 to 05/04/2012........  $ 7.97378    $ 8.65301            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.19410    $ 7.28529       34,181
   01/01/2009 to 12/31/2009........  $ 7.28529    $ 8.80182       32,694
   01/01/2010 to 12/31/2010........  $ 8.80182    $ 9.68687       32,282
   01/01/2011 to 12/31/2011........  $ 9.68687    $ 9.37698       27,024
   01/01/2012 to 12/31/2012........  $ 9.37698    $10.33423       30,337
   01/01/2013 to 12/31/2013........  $10.33423    $11.91340       30,618

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011.......  $ 9.99833    $ 9.14427            0
   01/01/2012 to 12/31/2012........  $ 9.14427    $10.02582            0
   01/01/2013 to 12/31/2013........  $10.02582    $10.89039            0
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99833    $10.47384            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.98368    $ 6.63191       39,493
   01/01/2009 to 12/31/2009........  $ 6.63191    $ 8.14461       37,870
   01/01/2010 to 12/31/2010........  $ 8.14461    $ 9.04836       37,418
   01/01/2011 to 12/31/2011........  $ 9.04836    $ 8.65150       31,679
   01/01/2012 to 12/31/2012........  $ 8.65150    $ 9.64050       35,293
   01/01/2013 to 12/31/2013........  $ 9.64050    $11.58920       35,598
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013.......  $ 9.99833    $11.62636            0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.45499    $ 5.95221            0
   01/01/2009 to 12/31/2009........  $ 5.95221    $ 7.69467            0
   01/01/2010 to 12/31/2010........  $ 7.69467    $ 9.70334            0
   01/01/2011 to 12/31/2011........  $ 9.70334    $10.13514            0
   01/01/2012 to 12/31/2012........  $10.13514    $11.45511            0
   01/01/2013 to 12/31/2013........  $11.45511    $11.57631            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 07/18/2008.......  $ 8.66505    $ 8.06573            0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99833    $ 9.66505            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.14872    $ 5.58734            0
   01/01/2009 to 12/31/2009........  $ 5.58734    $ 7.26320            0
   01/01/2010 to 12/31/2010........  $ 7.26320    $ 9.43359            0
   01/01/2011 to 12/31/2011........  $ 9.43359    $ 8.03200            0
   01/01/2012 to 12/31/2012........  $ 8.03200    $ 9.45006            0
   01/01/2013 to 12/31/2013........  $ 9.45006    $13.03915            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.10350    $ 7.48840        3,694
   01/01/2009 to 12/31/2009........  $ 7.48840    $ 8.89552        3,516
   01/01/2010 to 12/31/2010........  $ 8.89552    $ 9.87800        3,419
   01/01/2011 to 12/31/2011........  $ 9.87800    $ 9.44029        2,138
   01/01/2012 to 12/31/2012........  $ 9.44029    $10.51136        2,269
   01/01/2013 to 12/31/2013........  $10.51136    $12.28000        3,003

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.04705    $ 6.68384         0
   01/01/2009 to 12/31/2009........  $ 6.68384    $ 8.11147         0
   01/01/2010 to 12/31/2010........  $ 8.11147    $ 9.09004         0
   01/01/2011 to 12/31/2011........  $ 9.09004    $ 8.77343         0
   01/01/2012 to 12/31/2012........  $ 8.77343    $ 9.51100         0
   01/01/2013 to 12/31/2013........  $ 9.51100    $10.69533         0
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008.......  $ 9.99834    $ 7.46060         0
   01/01/2009 to 11/13/2009........  $ 7.46060    $ 8.31761         0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012.......  $ 9.99833    $10.72145         0
   01/01/2013 to 12/31/2013........  $10.72145    $13.07686         0
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99833    $10.78954         0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008.......  $10.17501    $ 6.10331         0
   01/01/2009 to 12/31/2009........  $ 6.10331    $ 8.07965         0
   01/01/2010 to 12/31/2010........  $ 8.07965    $ 9.51634         0
   01/01/2011 to 12/31/2011........  $ 9.51634    $ 8.85532         0
   01/01/2012 to 12/31/2012........  $ 8.85532    $11.00272         0
   01/01/2013 to 12/31/2013........  $11.00272    $11.24996         0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.98328    $ 6.08363         0
   01/01/2009 to 12/31/2009........  $ 6.08363    $ 8.90595         0
   01/01/2010 to 12/31/2010........  $ 8.90595    $ 9.62459         0
   01/01/2011 to 12/31/2011........  $ 9.62459    $ 9.05797         0
   01/01/2012 to 12/31/2012........  $ 9.05797    $10.62966         0
   01/01/2013 to 12/31/2013........  $10.62966    $13.51345         0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.33831    $ 5.92286         0
   01/01/2009 to 12/31/2009........  $ 5.92286    $ 6.91739         0
   01/01/2010 to 12/31/2010........  $ 6.91739    $ 7.65179         0
   01/01/2011 to 12/31/2011........  $ 7.65179    $ 7.08422         0
   01/01/2012 to 12/31/2012........  $ 7.08422    $ 8.30676         0
   01/01/2013 to 12/31/2013........  $ 8.30676    $10.86994         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.32267    $ 6.03967         0
   01/01/2009 to 12/31/2009........  $ 6.03967    $ 9.29716         0
   01/01/2010 to 12/31/2010........  $ 9.29716    $10.91632         0
   01/01/2011 to 12/31/2011........  $10.91632    $10.37857         0
   01/01/2012 to 12/31/2012........  $10.37857    $12.16413         0
   01/01/2013 to 12/31/2013........  $12.16413    $15.75651         0
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.08918    $ 7.59707         0
   01/01/2009 to 12/31/2009........  $ 7.59707    $ 9.18496         0
   01/01/2010 to 12/31/2010........  $ 9.18496    $10.04404         0
   01/01/2011 to 12/31/2011........  $10.04404    $ 9.79245         0
   01/01/2012 to 12/31/2012........  $ 9.79245    $10.56711         0
   01/01/2013 to 12/31/2013........  $10.56711    $11.37147         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008.......  $10.03322    $ 7.62675         0
   01/01/2009 to 12/31/2009........  $ 7.62675    $ 9.47971         0
   01/01/2010 to 12/31/2010........  $ 9.47971    $11.77554         0
   01/01/2011 to 12/31/2011........  $11.77554    $11.68924         0
   01/01/2012 to 12/31/2012........  $11.68924    $13.25089         0
   01/01/2013 to 12/31/2013........  $13.25089    $18.02396         0
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.34515    $ 6.02011         0
   01/01/2009 to 12/31/2009........  $ 6.02011    $ 6.97614         0
   01/01/2010 to 12/31/2010........  $ 6.97614    $ 7.68640         0
   01/01/2011 to 12/31/2011........  $ 7.68640    $ 7.49484         0
   01/01/2012 to 12/31/2012........  $ 7.49484    $ 8.32802         0
   01/01/2013 to 12/31/2013........  $ 8.32802    $10.98647         0
AST HIGH YIELD PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.59977    $ 7.66726         0
   01/01/2009 to 12/31/2009........  $ 7.66726    $10.18418         0
   01/01/2010 to 12/31/2010........  $10.18418    $11.32643         0
   01/01/2011 to 12/31/2011........  $11.32643    $11.45106         0
   01/01/2012 to 12/31/2012........  $11.45106    $12.77713         0
   01/01/2013 to 12/31/2013........  $12.77713    $13.41911         0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.49217    $ 5.39052         0
   01/01/2009 to 12/31/2009........  $ 5.39052    $ 7.14599         0
   01/01/2010 to 12/31/2010........  $ 7.14599    $ 8.01738         0
   01/01/2011 to 12/31/2011........  $ 8.01738    $ 6.84083         0
   01/01/2012 to 12/31/2012........  $ 6.84083    $ 8.06829         0
   01/01/2013 to 12/31/2013........  $ 8.06829    $ 9.41261         0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.87627    $ 5.73777         0
   01/01/2009 to 12/31/2009........  $ 5.73777    $ 7.33715         0
   01/01/2010 to 12/31/2010........  $ 7.33715    $ 7.98646         0
   01/01/2011 to 12/31/2011........  $ 7.98646    $ 6.84390         0
   01/01/2012 to 12/31/2012........  $ 6.84390    $ 7.82451         0
   01/01/2013 to 12/31/2013........  $ 7.82451    $ 9.15969         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.02948    $10.76372       15,338
   01/01/2009 to 12/31/2009........  $10.76372    $11.73945       15,228
   01/01/2010 to 12/31/2010........  $11.73945    $12.74685       15,123
   01/01/2011 to 12/31/2011........  $12.74685    $14.04526       21,493
   01/01/2012 to 12/31/2012........  $14.04526    $15.05618       16,171
   01/01/2013 to 12/31/2013........  $15.05618    $14.28379       14,806
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.11169    $ 7.12215            0
   01/01/2009 to 12/31/2009........  $ 7.12215    $ 8.83997            0
   01/01/2010 to 12/31/2010........  $ 8.83997    $ 9.85897            0
   01/01/2011 to 12/31/2011........  $ 9.85897    $ 9.60589            0
   01/01/2012 to 12/31/2012........  $ 9.60589    $10.69089            0
   01/01/2013 to 12/31/2013........  $10.69089    $12.18146            0
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.05911    $ 5.93225            0
   01/01/2009 to 12/31/2009........  $ 5.93225    $ 7.89870            0
   01/01/2010 to 12/31/2010........  $ 7.89870    $ 8.29487            0
   01/01/2011 to 12/31/2011........  $ 8.29487    $ 7.38440            0
   01/01/2012 to 12/31/2012........  $ 7.38440    $ 8.82094            0
   01/01/2013 to 12/31/2013........  $ 8.82094    $ 9.97119            0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.21432    $ 7.81330        4,187
   01/01/2009 to 12/31/2009........  $ 7.81330    $ 9.34193        4,185
   01/01/2010 to 12/31/2010........  $ 9.34193    $ 9.82397        4,183
   01/01/2011 to 12/31/2011........  $ 9.82397    $ 9.64904        4,181
   01/01/2012 to 12/31/2012........  $ 9.64904    $10.46805        4,179
   01/01/2013 to 12/31/2013........  $10.46805    $11.38919        4,177
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009.......  $10.08372    $10.28562            0
   01/01/2010 to 12/31/2010........  $10.28562    $11.21934            0
   01/01/2011 to 12/31/2011........  $11.21934    $11.06680            0
   01/01/2012 to 12/31/2012........  $11.06680    $12.49072            0
   01/01/2013 to 12/31/2013........  $12.49072    $16.70621            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009.......  $10.14510    $10.29541            0
   01/01/2010 to 12/31/2010........  $10.29541    $11.47285            0
   01/01/2011 to 12/31/2011........  $11.47285    $10.58217            0
   01/01/2012 to 12/31/2012........  $10.58217    $11.74116            0
   01/01/2013 to 12/31/2013........  $11.74116    $15.12110            0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.14825    $ 5.47298            0
   01/01/2009 to 12/31/2009........  $ 5.47298    $ 6.40509            0
   01/01/2010 to 12/31/2010........  $ 6.40509    $ 7.10207            0
   01/01/2011 to 12/31/2011........  $ 7.10207    $ 6.66818            0
   01/01/2012 to 12/31/2012........  $ 6.66818    $ 7.63712            0
   01/01/2013 to 12/31/2013........  $ 7.63712    $10.46661            0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.97748    $ 5.96762         0
   01/01/2009 to 12/31/2009........  $ 5.96762    $ 7.58771         0
   01/01/2010 to 12/31/2010........  $ 7.58771    $ 8.90369         0
   01/01/2011 to 12/31/2011........  $ 8.90369    $ 8.64509         0
   01/01/2012 to 12/31/2012........  $ 8.64509    $ 9.50995         0
   01/01/2013 to 12/31/2013........  $ 9.50995    $12.73036         0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.37541    $ 7.80849         0
   01/01/2009 to 12/31/2009........  $ 7.80849    $10.29913         0
   01/01/2010 to 12/31/2010........  $10.29913    $11.44587         0
   01/01/2011 to 12/31/2011........  $11.44587    $12.35676         0
   01/01/2012 to 12/31/2012........  $12.35676    $12.82574         0
   01/01/2013 to 12/31/2013........  $12.82574    $12.31629         0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.16699    $ 6.73798         0
   01/01/2009 to 12/31/2009........  $ 6.73798    $ 8.68271         0
   01/01/2010 to 12/31/2010........  $ 8.68271    $ 9.53313         0
   01/01/2011 to 12/31/2011........  $ 9.53313    $ 9.04886         0
   01/01/2012 to 12/31/2012........  $ 9.04886    $10.91281         0
   01/01/2013 to 12/31/2013........  $10.91281    $13.64828         0
AST MFS GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.37125    $ 6.70908         0
   01/01/2009 to 12/31/2009........  $ 6.70908    $ 8.17193         0
   01/01/2010 to 12/31/2010........  $ 8.17193    $ 9.03125         0
   01/01/2011 to 12/31/2011........  $ 9.03125    $ 8.79724         0
   01/01/2012 to 12/31/2012........  $ 8.79724    $10.09267         0
   01/01/2013 to 12/31/2013........  $10.09267    $13.51976         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012.......  $ 9.99833    $10.18289         0
   01/01/2013 to 12/31/2013........  $10.18289    $13.42098         0
AST MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.74190    $ 5.90256         0
   01/01/2009 to 12/31/2009........  $ 5.90256    $ 8.03284         0
   01/01/2010 to 12/31/2010........  $ 8.03284    $ 9.72970         0
   01/01/2011 to 12/31/2011........  $ 9.72970    $ 9.20515         0
   01/01/2012 to 12/31/2012........  $ 9.20515    $10.68028         0
   01/01/2013 to 12/31/2013........  $10.68028    $13.85788         0
AST MONEY MARKET PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.15610    $10.15986         0
   01/01/2009 to 12/31/2009........  $10.15986    $ 9.98007         0
   01/01/2010 to 12/31/2010........  $ 9.98007    $ 9.78178         0
   01/01/2011 to 12/31/2011........  $ 9.78178    $ 9.58745         0
   01/01/2012 to 12/31/2012........  $ 9.58745    $ 9.39506         0
   01/01/2013 to 12/31/2013........  $ 9.39506    $ 9.20606         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.64836    $ 5.66381         0
   01/01/2009 to 12/31/2009........  $ 5.66381    $ 7.80555         0
   01/01/2010 to 12/31/2010........  $ 7.80555    $ 9.44104         0
   01/01/2011 to 12/31/2011........  $ 9.44104    $ 9.02150         0
   01/01/2012 to 12/31/2012........  $ 9.02150    $10.35381         0
   01/01/2013 to 12/31/2013........  $10.35381    $14.40749         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011.......  $10.02824    $10.06433         0
   01/01/2012 to 12/31/2012........  $10.06433    $10.34202         0
   01/01/2013 to 12/31/2013........  $10.34202    $ 9.84692         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.54076    $ 5.83794         0
   01/01/2009 to 12/31/2009........  $ 5.83794    $ 7.42465         0
   01/01/2010 to 12/31/2010........  $ 7.42465    $ 9.36168         0
   01/01/2011 to 12/31/2011........  $ 9.36168    $ 9.32824         0
   01/01/2012 to 12/31/2012........  $ 9.32824    $10.27209         0
   01/01/2013 to 12/31/2013........  $10.27209    $13.34799         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.14770    $ 6.31826         0
   01/01/2009 to 12/31/2009........  $ 6.31826    $ 7.58806         0
   01/01/2010 to 12/31/2010........  $ 7.58806    $ 8.94249         0
   01/01/2011 to 04/29/2011........  $ 8.94249    $10.01838         0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012.......  $ 9.99833    $10.29788         0
   01/01/2013 to 12/31/2013........  $10.29788    $11.99940         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008.......  $10.10108    $ 5.56461         0
   01/01/2009 to 12/31/2009........  $ 5.56461    $ 9.07937         0
   01/01/2010 to 12/31/2010........  $ 9.07937    $10.87803         0
   01/01/2011 to 12/31/2011........  $10.87803    $ 8.49858         0
   01/01/2012 to 12/31/2012........  $ 8.49858    $ 9.82043         0
   01/01/2013 to 12/31/2013........  $ 9.82043    $ 9.64429         0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.50266    $10.23374         0
   01/01/2009 to 12/31/2009........  $10.23374    $11.05362         0
   01/01/2010 to 12/31/2010........  $11.05362    $11.25358         0
   01/01/2011 to 12/31/2011........  $11.25358    $11.27536         0
   01/01/2012 to 12/31/2012........  $11.27536    $11.56690         0
   01/01/2013 to 12/31/2013........  $11.56690    $11.08784         0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.85614    $10.14131         0
   01/01/2009 to 12/31/2009........  $10.14131    $11.57959         0
   01/01/2010 to 12/31/2010........  $11.57959    $12.22242         0
   01/01/2011 to 12/31/2011........  $12.22242    $12.35763         0
   01/01/2012 to 12/31/2012........  $12.35763    $13.23741         0
   01/01/2013 to 12/31/2013........  $13.23741    $12.73274         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.40756    $ 8.26681           0
   01/01/2009 to 12/31/2009........  $ 8.26681    $ 9.72368           0
   01/01/2010 to 12/31/2010........  $ 9.72368    $10.53541           0
   01/01/2011 to 12/31/2011........  $10.53541    $10.42659           0
   01/01/2012 to 12/31/2012........  $10.42659    $11.27638           0
   01/01/2013 to 12/31/2013........  $11.27638    $12.06750           0
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011.......  $10.01825    $10.06423           0
   01/01/2012 to 12/31/2012........  $10.06423    $10.56250           0
   01/01/2013 to 12/31/2013........  $10.56250    $10.11060           0
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET
  PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.19308    $ 6.12822       4,079
   01/01/2009 to 12/31/2009........  $ 6.12822    $ 7.56470       4,077
   01/01/2010 to 12/31/2010........  $ 7.56470    $ 8.82241       4,075
   01/01/2011 to 12/31/2011........  $ 8.82241    $ 8.10790       4,073
   01/01/2012 to 12/31/2012........  $ 8.10790    $ 8.97108       4,071
   01/01/2013 to 12/31/2013........  $ 8.97108    $10.28725       4,069
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.28723    $ 5.84517           0
   01/01/2009 to 12/31/2009........  $ 5.84517    $ 6.97752           0
   01/01/2010 to 12/31/2010........  $ 6.97752    $ 7.86618           0
   01/01/2011 to 12/31/2011........  $ 7.86618    $ 7.97470           0
   01/01/2012 to 12/31/2012........  $ 7.97470    $ 9.28345           0
   01/01/2013 to 12/31/2013........  $ 9.28345    $12.04669           0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011.......  $ 9.99833    $ 8.87790           0
   01/01/2012 to 12/31/2012........  $ 8.87790    $ 9.84364           0
   01/01/2013 to 12/31/2013........  $ 9.84364    $11.80609           0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.08099    $ 7.32855           0
   01/01/2009 to 12/31/2009........  $ 7.32855    $ 8.86066           0
   01/01/2010 to 12/31/2010........  $ 8.86066    $ 9.71730           0
   01/01/2011 to 12/31/2011........  $ 9.71730    $ 9.34912           0
   01/01/2012 to 12/31/2012........  $ 9.34912    $10.10267           0
   01/01/2013 to 12/31/2013........  $10.10267    $11.13092           0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.09917    $ 6.68121           0
   01/01/2009 to 12/31/2009........  $ 6.68121    $ 8.30455           0
   01/01/2010 to 12/31/2010........  $ 8.30455    $ 9.30456           0
   01/01/2011 to 12/31/2011........  $ 9.30456    $ 8.89993           0
   01/01/2012 to 12/31/2012........  $ 8.89993    $10.10741           0
   01/01/2013 to 12/31/2013........  $10.10741    $11.69278           0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.14329    $ 7.11566           0
   01/01/2009 to 12/31/2009........  $ 7.11566    $ 8.88396           0
   01/01/2010 to 12/31/2010........  $ 8.88396    $ 9.73371           0
   01/01/2011 to 12/31/2011........  $ 9.73371    $ 9.21575           0
   01/01/2012 to 12/31/2012........  $ 9.21575    $10.03587           0
   01/01/2013 to 12/31/2013........  $10.03587    $11.25006           0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.45991    $ 6.27758         0
   01/01/2009 to 12/31/2009........  $ 6.27758    $ 8.23708         0
   01/01/2010 to 12/31/2010........  $ 8.23708    $11.01097         0
   01/01/2011 to 12/31/2011........  $11.01097    $10.68410         0
   01/01/2012 to 12/31/2012........  $10.68410    $11.74348         0
   01/01/2013 to 12/31/2013........  $11.74348    $15.55486         0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.34299    $ 6.50117         0
   01/01/2009 to 12/31/2009........  $ 6.50117    $ 8.09044         0
   01/01/2010 to 12/31/2010........  $ 8.09044    $ 9.98848         0
   01/01/2011 to 12/31/2011........  $ 9.98848    $ 9.20281         0
   01/01/2012 to 12/31/2012........  $ 9.20281    $10.65498         0
   01/01/2013 to 12/31/2013........  $10.65498    $14.34573         0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.03487    $ 7.39293         0
   01/01/2009 to 12/31/2009........  $ 7.39293    $ 8.99286         0
   01/01/2010 to 12/31/2010........  $ 8.99286    $ 9.82856         0
   01/01/2011 to 12/31/2011........  $ 9.82856    $ 9.82215         0
   01/01/2012 to 12/31/2012........  $ 9.82215    $10.92322         0
   01/01/2013 to 12/31/2013........  $10.92322    $12.50531         0
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.01817    $ 5.39349         0
   01/01/2009 to 12/31/2009........  $ 5.39349    $ 6.54268         0
   01/01/2010 to 12/31/2010........  $ 6.54268    $ 7.26021         0
   01/01/2011 to 12/31/2011........  $ 7.26021    $ 6.99775         0
   01/01/2012 to 12/31/2012........  $ 6.99775    $ 8.03957         0
   01/01/2013 to 12/31/2013........  $ 8.03957    $10.21645         0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.61138    $ 5.85995         0
   01/01/2009 to 12/31/2009........  $ 5.85995    $ 8.80681         0
   01/01/2010 to 12/31/2010........  $ 8.80681    $ 9.99409         0
   01/01/2011 to 12/31/2011........  $ 9.99409    $ 9.62730         0
   01/01/2012 to 12/31/2012........  $ 9.62730    $11.09198         0
   01/01/2013 to 12/31/2013........  $11.09198    $15.65412         0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2008* to 12/31/2008.......  $12.02884    $ 5.69590         0
   01/01/2009 to 12/31/2009........  $ 5.69590    $ 8.33567         0
   01/01/2010 to 12/31/2010........  $ 8.33567    $ 9.83861         0
   01/01/2011 to 12/31/2011........  $ 9.83861    $ 8.20262         0
   01/01/2012 to 12/31/2012........  $ 8.20262    $ 8.32806         0
   01/01/2013 to 12/31/2013........  $ 8.32806    $ 9.41568         0
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.99163    $10.12903         0
   01/01/2009 to 12/31/2009........  $10.12903    $11.12771         0
   01/01/2010 to 12/31/2010........  $11.12771    $11.53023         0
   01/01/2011 to 12/31/2011........  $11.53023    $11.76456         0
   01/01/2012 to 12/31/2012........  $11.76456    $12.12994         0
   01/01/2013 to 12/31/2013........  $12.12994    $11.43979         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008.......  $ 9.74301    $ 5.84493         0
   01/01/2009 to 12/31/2009........  $ 5.84493    $ 7.35571         0
   01/01/2010 to 12/31/2010........  $ 7.35571    $ 8.26275         0
   01/01/2011 to 12/31/2011........  $ 8.26275    $ 7.81701         0
   01/01/2012 to 12/31/2012........  $ 7.81701    $ 8.50261         0
   01/01/2013 to 12/31/2013........  $ 8.50261    $10.03984         0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.22474    $ 9.26506         0
   01/01/2009 to 12/31/2009........  $ 9.26506    $10.13453         0
   01/01/2010 to 12/31/2010........  $10.13453    $10.70508         0
   01/01/2011 to 12/31/2011........  $10.70508    $11.12207         0
   01/01/2012 to 12/31/2012........  $11.12207    $11.75382         0
   01/01/2013 to 12/31/2013........  $11.75382    $11.34539         0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008.......  $10.07801    $ 6.62654         0
   01/01/2009 to 12/31/2009........  $ 6.62654    $ 8.44546         0
   01/01/2010 to 12/31/2010........  $ 8.44546    $ 9.12305         0
   01/01/2011 to 12/31/2011........  $ 9.12305    $ 8.79046         0
   01/01/2012 to 09/21/2012........  $ 8.79046    $ 9.82183         0


*  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

          ACCUMULATION UNIT VALUES: TRUEINCOME OR TRUEINCOME HIGHEST
              DAILY (2.15%) OR TRUEACCUMULATION HD 60 BPS (2.15%)


                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09267    $10.41271       35,396
   01/01/2008 to 12/31/2008........  $10.41271    $ 6.94873       34,874
   01/01/2009 to 12/31/2009........  $ 6.94873    $ 8.45915       35,623
   01/01/2010 to 12/31/2010........  $ 8.45915    $ 9.27164       34,344
   01/01/2011 to 12/31/2011........  $ 9.27164    $ 8.83518       29,529
   01/01/2012 to 12/31/2012........  $ 8.83518    $ 9.73553       26,034
   01/01/2013 to 12/31/2013........  $ 9.73553    $10.48083       24,409
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.11432    $10.46348        4,423
   01/01/2008 to 12/31/2008........  $10.46348    $ 7.19022       26,254
   01/01/2009 to 12/31/2009........  $ 7.19022    $ 8.88280       26,597
   01/01/2010 to 12/31/2010........  $ 8.88280    $ 9.88751       26,810
   01/01/2011 to 12/31/2011........  $ 9.88751    $ 9.69030       25,465
   01/01/2012 to 12/31/2012........  $ 9.69030    $10.78050       25,475
   01/01/2013 to 12/31/2013........  $10.78050    $12.30055       25,569
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.06574    $ 9.54008            0
   01/01/2008 to 12/31/2008........  $ 9.54008    $ 6.09416            0
   01/01/2009 to 12/31/2009........  $ 6.09416    $ 7.02608            0
   01/01/2010 to 12/31/2010........  $ 7.02608    $ 7.83024            0
   01/01/2011 to 12/31/2011........  $ 7.83024    $ 7.93915            0
   01/01/2012 to 05/04/2012........  $ 7.93915    $ 8.61251            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.07644    $10.42324          809
   01/01/2008 to 12/31/2008........  $10.42324    $ 7.27505        2,024
   01/01/2009 to 12/31/2009........  $ 7.27505    $ 8.78087        2,410
   01/01/2010 to 12/31/2010........  $ 8.78087    $ 9.65440          234
   01/01/2011 to 12/31/2011........  $ 9.65440    $ 9.33634          167
   01/01/2012 to 12/31/2012........  $ 9.33634    $10.27939            0
   01/01/2013 to 12/31/2013........  $10.27939    $11.83862            0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011.......  $ 9.99825    $ 9.13828         0
   01/01/2012 to 12/31/2012........  $ 9.13828    $10.00949         0
   01/01/2013 to 12/31/2013........  $10.00949    $10.86195         0
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99825    $10.46679         0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009.......  $ 9.99883    $ 9.34869         0
   01/01/2010 to 12/31/2010........  $ 9.34869    $10.11959         0
   01/01/2011 to 12/31/2011........  $10.11959    $10.86162         0
   01/01/2012 to 12/31/2012........  $10.86162    $11.07513         0
   01/01/2013 to 12/31/2013........  $11.07513    $10.76724         0
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008.......  $10.02960    $12.14003         0
   01/01/2009 to 12/31/2009........  $12.14003    $11.16508         0
   01/01/2010 to 12/31/2010........  $11.16508    $12.15234         0
   01/01/2011 to 12/31/2011........  $12.15234    $13.51223         0
   01/01/2012 to 12/31/2012........  $13.51223    $13.98313         0
   01/01/2013 to 12/31/2013........  $13.98313    $13.25816         0
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008.......  $10.02957    $12.19718         0
   01/01/2009 to 12/31/2009........  $12.19718    $11.02061         0
   01/01/2010 to 12/31/2010........  $11.02061    $12.01404         0
   01/01/2011 to 12/31/2011........  $12.01404    $13.63986         0
   01/01/2012 to 12/31/2012........  $13.63986    $14.13433         0
   01/01/2013 to 12/31/2013........  $14.13433    $13.16793         0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009.......  $ 9.99883    $ 8.76129         0
   01/01/2010 to 12/31/2010........  $ 8.76129    $ 9.59251         0
   01/01/2011 to 12/31/2011........  $ 9.59251    $11.14445         0
   01/01/2012 to 12/31/2012........  $11.14445    $11.59859         0
   01/01/2013 to 12/31/2013........  $11.59859    $10.61434         0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010.......  $ 9.99767    $10.97378         0
   01/01/2011 to 12/31/2011........  $10.97378    $12.92378         0
   01/01/2012 to 12/31/2012........  $12.92378    $13.51044         0
   01/01/2013 to 12/31/2013........  $13.51044    $12.29984         0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011.......  $ 9.99825    $11.98294         0
   01/01/2012 to 12/31/2012........  $11.98294    $12.41596         0
   01/01/2013 to 12/31/2013........  $12.41596    $10.96974         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012.......  $ 9.99767    $10.36624            0
   01/01/2013 to 12/31/2013........  $10.36624    $ 9.11266            0
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013.......  $ 9.99883    $ 8.72208            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.11580    $10.39840       13,061
   01/01/2008 to 12/31/2008........  $10.39840    $ 6.62275       10,121
   01/01/2009 to 12/31/2009........  $ 6.62275    $ 8.12532       10,262
   01/01/2010 to 12/31/2010........  $ 8.12532    $ 9.01791        9,912
   01/01/2011 to 12/31/2011........  $ 9.01791    $ 8.61387        9,358
   01/01/2012 to 12/31/2012........  $ 8.61387    $ 9.58918        9,523
   01/01/2013 to 12/31/2013........  $ 9.58918    $11.51618       10,893
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013.......  $ 9.99825    $11.61660            0
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.10554    $ 9.34891            0
   01/01/2008 to 12/31/2008........  $ 9.34891    $ 5.94381            0
   01/01/2009 to 12/31/2009........  $ 5.94381    $ 7.67611            0
   01/01/2010 to 12/31/2010........  $ 7.67611    $ 9.67044            0
   01/01/2011 to 12/31/2011........  $ 9.67044    $10.09087            0
   01/01/2012 to 12/31/2012........  $10.09087    $11.39391            0
   01/01/2013 to 12/31/2013........  $11.39391    $11.50326            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.12697    $ 8.81696            0
   01/01/2008 to 07/18/2008........  $ 8.81696    $ 8.05791            0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99825    $ 9.65850            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09487    $10.19469            0
   01/01/2008 to 12/31/2008........  $10.19469    $ 5.57945            0
   01/01/2009 to 12/31/2009........  $ 5.57945    $ 7.24578            0
   01/01/2010 to 12/31/2010........  $ 7.24578    $ 9.40175            0
   01/01/2011 to 12/31/2011........  $ 9.40175    $ 7.99707            0
   01/01/2012 to 12/31/2012........  $ 7.99707    $ 9.39959            0
   01/01/2013 to 12/31/2013........  $ 9.39959    $12.95679            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.10348    $ 7.48351            0
   01/01/2009 to 12/31/2009........  $ 7.48351    $ 8.88110            0
   01/01/2010 to 12/31/2010........  $ 8.88110    $ 9.85231            0
   01/01/2011 to 12/31/2011........  $ 9.85231    $ 9.40654            0
   01/01/2012 to 12/31/2012........  $ 9.40654    $10.46358            0
   01/01/2013 to 12/31/2013........  $10.46358    $12.21223            0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.08850    $10.40739       25,214
   01/01/2008 to 12/31/2008........  $10.40739    $ 6.67441        3,299
   01/01/2009 to 12/31/2009........  $ 6.67441    $ 8.09215        4,185
   01/01/2010 to 12/31/2010........  $ 8.09215    $ 9.05939        4,777
   01/01/2011 to 12/31/2011........  $ 9.05939    $ 8.73526        3,040
   01/01/2012 to 12/31/2012........  $ 8.73526    $ 9.46022        4,251
   01/01/2013 to 12/31/2013........  $ 9.46022    $10.62780        6,177
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008.......  $ 9.99826    $ 7.45729            0
   01/01/2009 to 11/13/2009........  $ 7.45729    $ 8.30680            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012.......  $ 9.99825    $10.71426        1,573
   01/01/2013 to 12/31/2013........  $10.71426    $13.05529        2,750
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99825    $10.78230            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008.......  $10.17493    $ 6.10054            0
   01/01/2009 to 12/31/2009........  $ 6.10054    $ 8.06810            0
   01/01/2010 to 12/31/2010........  $ 8.06810    $ 9.49352            0
   01/01/2011 to 12/31/2011........  $ 9.49352    $ 8.82539            0
   01/01/2012 to 12/31/2012........  $ 8.82539    $10.95482            0
   01/01/2013 to 12/31/2013........  $10.95482    $11.19008            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.13374    $10.38994            0
   01/01/2008 to 12/31/2008........  $10.38994    $ 6.07511            0
   01/01/2009 to 12/31/2009........  $ 6.07511    $ 8.88485            0
   01/01/2010 to 12/31/2010........  $ 8.88485    $ 9.59233            0
   01/01/2011 to 12/31/2011........  $ 9.59233    $ 9.01882            0
   01/01/2012 to 12/31/2012........  $ 9.01882    $10.57345            0
   01/01/2013 to 12/31/2013........  $10.57345    $13.42887            0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.07325    $10.18694            0
   01/01/2008 to 12/31/2008........  $10.18694    $ 5.91450            0
   01/01/2009 to 12/31/2009........  $ 5.91450    $ 6.90084            0
   01/01/2010 to 12/31/2010........  $ 6.90084    $ 7.62592            0
   01/01/2011 to 12/31/2011........  $ 7.62592    $ 7.05340            0
   01/01/2012 to 12/31/2012........  $ 7.05340    $ 8.26243            0
   01/01/2013 to 12/31/2013........  $ 8.26243    $10.80129            0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.12370    $10.40616            0
   01/01/2008 to 12/31/2008........  $10.40616    $ 6.03125            0
   01/01/2009 to 12/31/2009........  $ 6.03125    $ 9.27500            0
   01/01/2010 to 12/31/2010........  $ 9.27500    $10.87959            0
   01/01/2011 to 12/31/2011........  $10.87959    $10.33352            0
   01/01/2012 to 12/31/2012........  $10.33352    $12.09945            0
   01/01/2013 to 12/31/2013........  $12.09945    $15.65740            0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.08915    $ 7.59215         0
   01/01/2009 to 12/31/2009........  $ 7.59215    $ 9.16998         0
   01/01/2010 to 12/31/2010........  $ 9.16998    $10.01776         0
   01/01/2011 to 12/31/2011........  $10.01776    $ 9.75711         0
   01/01/2012 to 12/31/2012........  $ 9.75711    $10.51862         0
   01/01/2013 to 12/31/2013........  $10.51862    $11.30812         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008.......  $10.03314    $ 7.62330         0
   01/01/2009 to 12/31/2009........  $ 7.62330    $ 9.46612         0
   01/01/2010 to 12/31/2010........  $ 9.46612    $11.74715         0
   01/01/2011 to 12/31/2011........  $11.74715    $11.64964         0
   01/01/2012 to 12/31/2012........  $11.64964    $13.19294         0
   01/01/2013 to 12/31/2013........  $13.19294    $17.92767         0
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.07750    $ 9.79460         0
   01/01/2008 to 12/31/2008........  $ 9.79460    $ 6.01165         0
   01/01/2009 to 12/31/2009........  $ 6.01165    $ 6.95945         0
   01/01/2010 to 12/31/2010........  $ 6.95945    $ 7.66039         0
   01/01/2011 to 12/31/2011........  $ 7.66039    $ 7.46234         0
   01/01/2012 to 12/31/2012........  $ 7.46234    $ 8.28372         0
   01/01/2013 to 12/31/2013........  $ 8.28372    $10.91728         0
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.01055    $10.50463         0
   01/01/2008 to 12/31/2008........  $10.50463    $ 7.65663         0
   01/01/2009 to 12/31/2009........  $ 7.65663    $10.16011         0
   01/01/2010 to 12/31/2010........  $10.16011    $11.28870         0
   01/01/2011 to 12/31/2011........  $11.28870    $11.40173         0
   01/01/2012 to 12/31/2012........  $11.40173    $12.70955         0
   01/01/2013 to 12/31/2013........  $12.70955    $13.33498         0
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.24160    $11.04912         0
   01/01/2008 to 12/31/2008........  $11.04912    $ 5.38294         0
   01/01/2009 to 12/31/2009........  $ 5.38294    $ 7.12895         0
   01/01/2010 to 12/31/2010........  $ 7.12895    $ 7.99054         0
   01/01/2011 to 12/31/2011........  $ 7.99054    $ 6.81135         0
   01/01/2012 to 12/31/2012........  $ 6.81135    $ 8.02550         0
   01/01/2013 to 12/31/2013........  $ 8.02550    $ 9.35346         0
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.18837    $10.45253         0
   01/01/2008 to 12/31/2008........  $10.45253    $ 5.72969         0
   01/01/2009 to 12/31/2009........  $ 5.72969    $ 7.31957         0
   01/01/2010 to 12/31/2010........  $ 7.31957    $ 7.95947         0
   01/01/2011 to 12/31/2011........  $ 7.95947    $ 6.81400         0
   01/01/2012 to 12/31/2012........  $ 6.81400    $ 7.78255         0
   01/01/2013 to 12/31/2013........  $ 7.78255    $ 9.10166         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.11166    $ 7.11750           0
   01/01/2009 to 12/31/2009........  $ 7.11750    $ 8.82554           0
   01/01/2010 to 12/31/2010........  $ 8.82554    $ 9.83332           0
   01/01/2011 to 12/31/2011........  $ 9.83332    $ 9.57153           0
   01/01/2012 to 12/31/2012........  $ 9.57153    $10.64216           0
   01/01/2013 to 12/31/2013........  $10.64216    $12.11402           0
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.18177    $10.32353           0
   01/01/2008 to 12/31/2008........  $10.32353    $ 5.92402           0
   01/01/2009 to 12/31/2009........  $ 5.92402    $ 7.87993           0
   01/01/2010 to 12/31/2010........  $ 7.87993    $ 8.26696           0
   01/01/2011 to 12/31/2011........  $ 8.26696    $ 7.35236           0
   01/01/2012 to 12/31/2012........  $ 7.35236    $ 8.77399           0
   01/01/2013 to 12/31/2013........  $ 8.77399    $ 9.90846           0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.08276    $ 9.67462       2,704
   01/01/2008 to 12/31/2008........  $ 9.67462    $ 7.80249         611
   01/01/2009 to 12/31/2009........  $ 7.80249    $ 9.31987       1,290
   01/01/2010 to 12/31/2010........  $ 9.31987    $ 9.79118       1,396
   01/01/2011 to 12/31/2011........  $ 9.79118    $ 9.60749       1,098
   01/01/2012 to 12/31/2012........  $ 9.60749    $10.41286       1,036
   01/01/2013 to 12/31/2013........  $10.41286    $11.31798       1,080
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009.......  $10.08364    $10.28430           0
   01/01/2010 to 12/31/2010........  $10.28430    $11.20698           0
   01/01/2011 to 12/31/2011........  $11.20698    $11.04379           0
   01/01/2012 to 12/31/2012........  $11.04379    $12.45240           0
   01/01/2013 to 12/31/2013........  $12.45240    $16.63861           0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009.......  $10.14502    $10.29407           0
   01/01/2010 to 12/31/2010........  $10.29407    $11.46010           0
   01/01/2011 to 12/31/2011........  $11.46010    $10.56011           0
   01/01/2012 to 12/31/2012........  $10.56011    $11.70522           0
   01/01/2013 to 12/31/2013........  $11.70522    $15.05996           0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09180    $ 9.54198           0
   01/01/2008 to 12/31/2008........  $ 9.54198    $ 5.46533           0
   01/01/2009 to 12/31/2009........  $ 5.46533    $ 6.38973           0
   01/01/2010 to 12/31/2010........  $ 6.38973    $ 7.07812           0
   01/01/2011 to 12/31/2011........  $ 7.07812    $ 6.63929           0
   01/01/2012 to 12/31/2012........  $ 6.63929    $ 7.59667           0
   01/01/2013 to 12/31/2013........  $ 7.59667    $10.40084           0
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.13276    $10.80537           0
   01/01/2008 to 12/31/2008........  $10.80537    $ 5.95932           0
   01/01/2009 to 12/31/2009........  $ 5.95932    $ 7.56979           0
   01/01/2010 to 12/31/2010........  $ 7.56979    $ 8.87403           0
   01/01/2011 to 12/31/2011........  $ 8.87403    $ 8.60791           0
   01/01/2012 to 12/31/2012........  $ 8.60791    $ 9.45978           0
   01/01/2013 to 12/31/2013........  $ 9.45978    $12.65090           0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.00671    $10.37873         0
   01/01/2008 to 12/31/2008........  $10.37873    $ 7.79764         0
   01/01/2009 to 12/31/2009........  $ 7.79764    $10.27462         0
   01/01/2010 to 12/31/2010........  $10.27462    $11.40738         0
   01/01/2011 to 12/31/2011........  $11.40738    $12.30319         0
   01/01/2012 to 12/31/2012........  $12.30319    $12.75754         0
   01/01/2013 to 12/31/2013........  $12.75754    $12.23878         0
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.15615    $10.41263         0
   01/01/2008 to 12/31/2008........  $10.41263    $ 6.72847         0
   01/01/2009 to 12/31/2009........  $ 6.72847    $ 8.66191         0
   01/01/2010 to 12/31/2010........  $ 8.66191    $ 9.50088         0
   01/01/2011 to 12/31/2011........  $ 9.50088    $ 9.00948         0
   01/01/2012 to 12/31/2012........  $ 9.00948    $10.85465         0
   01/01/2013 to 12/31/2013........  $10.85465    $13.56235         0
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.10825    $10.74455         0
   01/01/2008 to 12/31/2008........  $10.74455    $ 6.69964         0
   01/01/2009 to 12/31/2009........  $ 6.69964    $ 8.15236         0
   01/01/2010 to 12/31/2010........  $ 8.15236    $ 9.00077         0
   01/01/2011 to 12/31/2011........  $ 9.00077    $ 8.75902         0
   01/01/2012 to 12/31/2012........  $ 8.75902    $10.03887         0
   01/01/2013 to 12/31/2013........  $10.03887    $13.43455         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012.......  $ 9.99825    $10.17912         0
   01/01/2013 to 12/31/2013........  $10.17912    $13.40284         0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.07724    $ 9.73121         0
   01/01/2008 to 12/31/2008........  $ 9.73121    $ 5.89420         0
   01/01/2009 to 12/31/2009........  $ 5.89420    $ 8.01363         0
   01/01/2010 to 12/31/2010........  $ 8.01363    $ 9.69689         0
   01/01/2011 to 12/31/2011........  $ 9.69689    $ 9.16512         0
   01/01/2012 to 12/31/2012........  $ 9.16512    $10.62336         0
   01/01/2013 to 12/31/2013........  $10.62336    $13.77061         0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007.......  $ 9.99957    $10.11017         0
   01/01/2008 to 12/31/2008........  $10.11017    $10.14553         0
   01/01/2009 to 12/31/2009........  $10.14553    $ 9.95604         0
   01/01/2010 to 12/31/2010........  $ 9.95604    $ 9.74848         0
   01/01/2011 to 12/31/2011........  $ 9.74848    $ 9.54552         0
   01/01/2012 to 12/31/2012........  $ 9.54552    $ 9.34438         0
   01/01/2013 to 12/31/2013........  $ 9.34438    $ 9.14742         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.10437    $10.00617         0
   01/01/2008 to 12/31/2008........  $10.00617    $ 5.65589         0
   01/01/2009 to 12/31/2009........  $ 5.65589    $ 7.78700         0
   01/01/2010 to 12/31/2010........  $ 7.78700    $ 9.40947         0
   01/01/2011 to 12/31/2011........  $ 9.40947    $ 8.98248         0
   01/01/2012 to 12/31/2012........  $ 8.98248    $10.29897         0
   01/01/2013 to 12/31/2013........  $10.29897    $14.31730         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011.......  $10.02816    $10.06266         0
   01/01/2012 to 12/31/2012........  $10.06266    $10.33019         0
   01/01/2013 to 12/31/2013........  $10.33019    $ 9.82595         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.15803    $10.48169            0
   01/01/2008 to 12/31/2008........  $10.48169    $ 5.82982            0
   01/01/2009 to 12/31/2009........  $ 5.82982    $ 7.40693            0
   01/01/2010 to 12/31/2010........  $ 7.40693    $ 9.33023            0
   01/01/2011 to 12/31/2011........  $ 9.33023    $ 9.28785            0
   01/01/2012 to 12/31/2012........  $ 9.28785    $10.21761            0
   01/01/2013 to 12/31/2013........  $10.21761    $13.26417            0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.05105    $11.21693            0
   01/01/2008 to 12/31/2008........  $11.21693    $ 6.30946            0
   01/01/2009 to 12/31/2009........  $ 6.30946    $ 7.57010            0
   01/01/2010 to 12/31/2010........  $ 7.57010    $ 8.91259            0
   01/01/2011 to 04/29/2011........  $ 8.91259    $ 9.98167            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012.......  $ 9.99825    $10.29108            0
   01/01/2013 to 12/31/2013........  $10.29108    $11.97969            0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008.......  $10.10100    $ 5.56218            0
   01/01/2009 to 12/31/2009........  $ 5.56218    $ 9.06661            0
   01/01/2010 to 12/31/2010........  $ 9.06661    $10.85216            0
   01/01/2011 to 12/31/2011........  $10.85216    $ 8.47011            0
   01/01/2012 to 12/31/2012........  $ 8.47011    $ 9.77790            0
   01/01/2013 to 12/31/2013........  $ 9.77790    $ 9.59311            0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007.......  $ 9.99825    $10.32414            0
   01/01/2008 to 12/31/2008........  $10.32414    $10.21940            0
   01/01/2009 to 12/31/2009........  $10.21940    $11.02749            0
   01/01/2010 to 12/31/2010........  $11.02749    $11.21599            0
   01/01/2011 to 12/31/2011........  $11.21599    $11.22678            0
   01/01/2012 to 12/31/2012........  $11.22678    $11.50570            0
   01/01/2013 to 12/31/2013........  $11.50570    $11.01824            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007.......  $ 9.98962    $10.58408            0
   01/01/2008 to 12/31/2008........  $10.58408    $10.12708            0
   01/01/2009 to 12/31/2009........  $10.12708    $11.55209            0
   01/01/2010 to 12/31/2010........  $11.55209    $12.18144            0
   01/01/2011 to 12/31/2011........  $12.18144    $12.30408            0
   01/01/2012 to 12/31/2012........  $12.30408    $13.16712            0
   01/01/2013 to 12/31/2013........  $13.16712    $12.65270            0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.05201    $10.47375          804
   01/01/2008 to 12/31/2008........  $10.47375    $ 8.25528       13,327
   01/01/2009 to 12/31/2009........  $ 8.25528    $ 9.70064       15,775
   01/01/2010 to 12/31/2010........  $ 9.70064    $10.50017       16,929
   01/01/2011 to 12/31/2011........  $10.50017    $10.38155       15,442
   01/01/2012 to 12/31/2012........  $10.38155    $11.21664       16,492
   01/01/2013 to 12/31/2013........  $11.21664    $11.99177       16,931
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011.......  $10.01817    $10.06256            0
   01/01/2012 to 12/31/2012........  $10.06256    $10.55047            0
   01/01/2013 to 12/31/2013........  $10.55047    $10.08920            0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.12415    $10.54390       1,765
   01/01/2008 to 12/31/2008........  $10.54390    $ 6.11961       1,502
   01/01/2009 to 12/31/2009........  $ 6.11961    $ 7.54662       1,493
   01/01/2010 to 12/31/2010........  $ 7.54662    $ 8.79273         931
   01/01/2011 to 12/31/2011........  $ 8.79273    $ 8.07282       2,291
   01/01/2012 to 12/31/2012........  $ 8.07282    $ 8.92343         369
   01/01/2013 to 12/31/2013........  $ 8.92343    $10.22265         306
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.08294    $ 9.72984           0
   01/01/2008 to 12/31/2008........  $ 9.72984    $ 5.83700           0
   01/01/2009 to 12/31/2009........  $ 5.83700    $ 6.96092           0
   01/01/2010 to 12/31/2010........  $ 6.96092    $ 7.83975           0
   01/01/2011 to 12/31/2011........  $ 7.83975    $ 7.94013           0
   01/01/2012 to 12/31/2012........  $ 7.94013    $ 9.23406           0
   01/01/2013 to 12/31/2013........  $ 9.23406    $11.97084           0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011.......  $ 9.99825    $ 8.87204           0
   01/01/2012 to 12/31/2012........  $ 8.87204    $ 9.82746           0
   01/01/2013 to 12/31/2013........  $ 9.82746    $11.77514           0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.08097    $ 7.32374           0
   01/01/2009 to 12/31/2009........  $ 7.32374    $ 8.84623           0
   01/01/2010 to 12/31/2010........  $ 8.84623    $ 9.69191           0
   01/01/2011 to 12/31/2011........  $ 9.69191    $ 9.31555           0
   01/01/2012 to 12/31/2012........  $ 9.31555    $10.05644           0
   01/01/2013 to 12/31/2013........  $10.05644    $11.06907           0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.09915    $ 6.67681           0
   01/01/2009 to 12/31/2009........  $ 6.67681    $ 8.29110           0
   01/01/2010 to 12/31/2010........  $ 8.29110    $ 9.28054           0
   01/01/2011 to 12/31/2011........  $ 9.28054    $ 8.86822           0
   01/01/2012 to 12/31/2012........  $ 8.86822    $10.06154           0
   01/01/2013 to 12/31/2013........  $10.06154    $11.62826           0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.08169    $10.39796         811
   01/01/2008 to 12/31/2008........  $10.39796    $ 7.10576         133
   01/01/2009 to 12/31/2009........  $ 7.10576    $ 8.86293         220
   01/01/2010 to 12/31/2010........  $ 8.86293    $ 9.70116         234
   01/01/2011 to 12/31/2011........  $ 9.70116    $ 9.17599         169
   01/01/2012 to 12/31/2012........  $ 9.17599    $ 9.98268           0
   01/01/2013 to 12/31/2013........  $ 9.98268    $11.17953           0
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09635    $ 9.85163           0
   01/01/2008 to 12/31/2008........  $ 9.85163    $ 6.26870           0
   01/01/2009 to 12/31/2009........  $ 6.26870    $ 8.21727           0
   01/01/2010 to 12/31/2010........  $ 8.21727    $10.97365           0
   01/01/2011 to 12/31/2011........  $10.97365    $10.63756           0
   01/01/2012 to 12/31/2012........  $10.63756    $11.68095           0
   01/01/2013 to 12/31/2013........  $11.68095    $15.45680           0
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09248    $ 9.43584           0
   01/01/2008 to 12/31/2008........  $ 9.43584    $ 6.49201           0
   01/01/2009 to 12/31/2009........  $ 6.49201    $ 8.07126           0
   01/01/2010 to 12/31/2010........  $ 8.07126    $ 9.95506           0
   01/01/2011 to 12/31/2011........  $ 9.95506    $ 9.16306           0
   01/01/2012 to 12/31/2012........  $ 9.16306    $10.59856           0
   01/01/2013 to 12/31/2013........  $10.59856    $14.25573           0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.06948    $10.18337       35,698
   01/01/2008 to 12/31/2008........  $10.18337    $ 7.38250       33,725
   01/01/2009 to 12/31/2009........  $ 7.38250    $ 8.97137       22,587
   01/01/2010 to 12/31/2010........  $ 8.97137    $ 9.79540       21,665
   01/01/2011 to 12/31/2011........  $ 9.79540    $ 9.77944       18,155
   01/01/2012 to 12/31/2012........  $ 9.77944    $10.86506       15,127
   01/01/2013 to 12/31/2013........  $10.86506    $12.42658       14,008
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09058    $ 9.46722            0
   01/01/2008 to 12/31/2008........  $ 9.46722    $ 5.38593            0
   01/01/2009 to 12/31/2009........  $ 5.38593    $ 6.52707            0
   01/01/2010 to 12/31/2010........  $ 6.52707    $ 7.23564            0
   01/01/2011 to 12/31/2011........  $ 7.23564    $ 6.96724            0
   01/01/2012 to 12/31/2012........  $ 6.96724    $ 7.99669            0
   01/01/2013 to 12/31/2013........  $ 7.99669    $10.15201            0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.14506    $10.05810            0
   01/01/2008 to 12/31/2008........  $10.05810    $ 5.85175            0
   01/01/2009 to 12/31/2009........  $ 5.85175    $ 8.78579            0
   01/01/2010 to 12/31/2010........  $ 8.78579    $ 9.96050            0
   01/01/2011 to 12/31/2011........  $ 9.96050    $ 9.58551            0
   01/01/2012 to 12/31/2012........  $ 9.58551    $11.03296            0
   01/01/2013 to 12/31/2013........  $11.03296    $15.55557            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.18002    $11.61783            0
   01/01/2008 to 12/31/2008........  $11.61783    $ 5.68800            0
   01/01/2009 to 12/31/2009........  $ 5.68800    $ 8.31597            0
   01/01/2010 to 12/31/2010........  $ 8.31597    $ 9.80597            0
   01/01/2011 to 12/31/2011........  $ 9.80597    $ 8.16751            0
   01/01/2012 to 12/31/2012........  $ 8.16751    $ 8.28427            0
   01/01/2013 to 12/31/2013........  $ 8.28427    $ 9.35694            0
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.00668    $10.59024            0
   01/01/2008 to 12/31/2008........  $10.59024    $10.11481            0
   01/01/2009 to 12/31/2009........  $10.11481    $11.10125            0
   01/01/2010 to 12/31/2010........  $11.10125    $11.49144            0
   01/01/2011 to 12/31/2011........  $11.49144    $11.71361            0
   01/01/2012 to 12/31/2012........  $11.71361    $12.06551            0
   01/01/2013 to 12/31/2013........  $12.06551    $11.36783            0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.12983    $10.33832            0
   01/01/2008 to 12/31/2008........  $10.33832    $ 5.83669            0
   01/01/2009 to 12/31/2009........  $ 5.83669    $ 7.33814            0
   01/01/2010 to 12/31/2010........  $ 7.33814    $ 8.23489            0
   01/01/2011 to 12/31/2011........  $ 8.23489    $ 7.78299            0
   01/01/2012 to 12/31/2012........  $ 7.78299    $ 8.45731            0
   01/01/2013 to 12/31/2013........  $ 8.45731    $ 9.97660            0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007.......  $ 9.99825    $ 9.97382            0
   01/01/2008 to 12/31/2008........  $ 9.97382    $ 9.25500            0
   01/01/2009 to 12/31/2009........  $ 9.25500    $10.11349            0
   01/01/2010 to 12/31/2010........  $10.11349    $10.67235            0
   01/01/2011 to 12/31/2011........  $10.67235    $11.07720            0
   01/01/2012 to 12/31/2012........  $11.07720    $11.69487            0
   01/01/2013 to 12/31/2013........  $11.69487    $11.27745            0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008.......  $10.07798    $ 6.62214        2,291
   01/01/2009 to 12/31/2009........  $ 6.62214    $ 8.43152        3,667
   01/01/2010 to 12/31/2010........  $ 8.43152    $ 9.09905        3,255
   01/01/2011 to 12/31/2011........  $ 9.09905    $ 8.75870        1,340
   01/01/2012 to 09/21/2012........  $ 8.75870    $ 9.77939            0


*  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

           ACCUMULATION UNIT VALUES: SPOUSAL TRUEINCOME ONLY (2.30%)


                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09255    $10.40617            0
   01/01/2008 to 12/31/2008........  $10.40617    $ 6.93419        2,998
   01/01/2009 to 12/31/2009........  $ 6.93419    $ 8.42904            0
   01/01/2010 to 12/31/2010........  $ 8.42904    $ 9.22519            0
   01/01/2011 to 12/31/2011........  $ 9.22519    $ 8.77804            0
   01/01/2012 to 12/31/2012........  $ 8.77804    $ 9.65834            0
   01/01/2013 to 12/31/2013........  $ 9.65834    $10.38254            0
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.11420    $10.45687            0
   01/01/2008 to 12/31/2008........  $10.45687    $ 7.17504            0
   01/01/2009 to 12/31/2009........  $ 7.17504    $ 8.85106        1,878
   01/01/2010 to 12/31/2010........  $ 8.85106    $ 9.83777        1,876
   01/01/2011 to 12/31/2011........  $ 9.83777    $ 9.62752        1,874
   01/01/2012 to 12/31/2012........  $ 9.62752    $10.69495        1,872
   01/01/2013 to 12/31/2013........  $10.69495    $12.18503        1,871
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.06562    $ 9.53406            0
   01/01/2008 to 12/31/2008........  $ 9.53406    $ 6.08130            0
   01/01/2009 to 12/31/2009........  $ 6.08130    $ 7.00100            0
   01/01/2010 to 12/31/2010........  $ 7.00100    $ 7.79090            0
   01/01/2011 to 12/31/2011........  $ 7.79090    $ 7.88773            0
   01/01/2012 to 05/04/2012........  $ 7.88773    $ 8.55237            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.07632    $10.41669            0
   01/01/2008 to 12/31/2008........  $10.41669    $ 7.25984            0
   01/01/2009 to 12/31/2009........  $ 7.25984    $ 8.74980            0
   01/01/2010 to 12/31/2010........  $ 8.74980    $ 9.60608            0
   01/01/2011 to 12/31/2011........  $ 9.60608    $ 9.27594            0
   01/01/2012 to 12/31/2012........  $ 9.27594    $10.19793       27,416
   01/01/2013 to 12/31/2013........  $10.19793    $11.72754       25,581

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011.......  $ 9.99813    $ 9.12924            0
   01/01/2012 to 12/31/2012........  $ 9.12924    $ 9.98478            0
   01/01/2013 to 12/31/2013........  $ 9.98478    $10.81918            0
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99813    $10.45632            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.11568    $10.39176            0
   01/01/2008 to 12/31/2008........  $10.39176    $ 6.60876       39,251
   01/01/2009 to 12/31/2009........  $ 6.60876    $ 8.09615       36,365
   01/01/2010 to 12/31/2010........  $ 8.09615    $ 8.97247       33,933
   01/01/2011 to 12/31/2011........  $ 8.97247    $ 8.55797       31,699
   01/01/2012 to 12/31/2012........  $ 8.55797    $ 9.51289            0
   01/01/2013 to 12/31/2013........  $ 9.51289    $11.40773            0
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013.......  $ 9.99813    $11.60209            0
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.10541    $ 9.34300            0
   01/01/2008 to 12/31/2008........  $ 9.34300    $ 5.93131            0
   01/01/2009 to 12/31/2009........  $ 5.93131    $ 7.64885            0
   01/01/2010 to 12/31/2010........  $ 7.64885    $ 9.62208            0
   01/01/2011 to 12/31/2011........  $ 9.62208    $10.02565            0
   01/01/2012 to 12/31/2012........  $10.02565    $11.30356            0
   01/01/2013 to 12/31/2013........  $11.30356    $11.39532            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.12685    $ 8.81141            0
   01/01/2008 to 07/18/2008........  $ 8.81141    $ 8.04645            0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99813    $ 9.64884            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09475    $10.18828            0
   01/01/2008 to 12/31/2008........  $10.18828    $ 5.56771            0
   01/01/2009 to 12/31/2009........  $ 5.56771    $ 7.21994            0
   01/01/2010 to 12/31/2010........  $ 7.21994    $ 9.35446            0
   01/01/2011 to 12/31/2011........  $ 9.35446    $ 7.94511            0
   01/01/2012 to 12/31/2012........  $ 7.94511    $ 9.32485            0
   01/01/2013 to 12/31/2013........  $ 9.32485    $12.83494            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.10344    $ 7.47615            0
   01/01/2009 to 12/31/2009........  $ 7.47615    $ 8.85937            0
   01/01/2010 to 12/31/2010........  $ 8.85937    $ 9.81382            0
   01/01/2011 to 12/31/2011........  $ 9.81382    $ 9.35607            0
   01/01/2012 to 12/31/2012........  $ 9.35607    $10.39210            0
   01/01/2013 to 12/31/2013........  $10.39210    $12.11095            0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.08838    $10.40081       3,818
   01/01/2008 to 12/31/2008........  $10.40081    $ 6.66052       4,581
   01/01/2009 to 12/31/2009........  $ 6.66052    $ 8.06343       3,269
   01/01/2010 to 12/31/2010........  $ 8.06343    $ 9.01404       3,002
   01/01/2011 to 12/31/2011........  $ 9.01404    $ 8.67886       2,763
   01/01/2012 to 12/31/2012........  $ 8.67886    $ 9.38536       2,525
   01/01/2013 to 12/31/2013........  $ 9.38536    $10.52821       2,300
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008.......  $ 9.99814    $ 7.45226           0
   01/01/2009 to 11/13/2009........  $ 7.45226    $ 8.29066           0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012.......  $ 9.99813    $10.70361           0
   01/01/2013 to 12/31/2013........  $10.70361    $13.02309           0
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99813    $10.77142           0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008.......  $10.17481    $ 6.09649           0
   01/01/2009 to 12/31/2009........  $ 6.09649    $ 8.05078           0
   01/01/2010 to 12/31/2010........  $ 8.05078    $ 9.45927           0
   01/01/2011 to 12/31/2011........  $ 9.45927    $ 8.78060           0
   01/01/2012 to 12/31/2012........  $ 8.78060    $10.88313           0
   01/01/2013 to 12/31/2013........  $10.88313    $11.10056           0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.13362    $10.38345           0
   01/01/2008 to 12/31/2008........  $10.38345    $ 6.06233           0
   01/01/2009 to 12/31/2009........  $ 6.06233    $ 8.85314           0
   01/01/2010 to 12/31/2010........  $ 8.85314    $ 9.54416           0
   01/01/2011 to 12/31/2011........  $ 9.54416    $ 8.96037           0
   01/01/2012 to 12/31/2012........  $ 8.96037    $10.48933           0
   01/01/2013 to 12/31/2013........  $10.48933    $13.30247           0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.07313    $10.18050           0
   01/01/2008 to 12/31/2008........  $10.18050    $ 5.90204           0
   01/01/2009 to 12/31/2009........  $ 5.90204    $ 6.87620           0
   01/01/2010 to 12/31/2010........  $ 6.87620    $ 7.58756           0
   01/01/2011 to 12/31/2011........  $ 7.58756    $ 7.00767           0
   01/01/2012 to 12/31/2012........  $ 7.00767    $ 8.19683           0
   01/01/2013 to 12/31/2013........  $ 8.19683    $10.69988           0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.12358    $10.39958           0
   01/01/2008 to 12/31/2008........  $10.39958    $ 6.01856           0
   01/01/2009 to 12/31/2009........  $ 6.01856    $ 9.24189           0
   01/01/2010 to 12/31/2010........  $ 9.24189    $10.82478           0
   01/01/2011 to 12/31/2011........  $10.82478    $10.26633           0
   01/01/2012 to 12/31/2012........  $10.26633    $12.00309           0
   01/01/2013 to 12/31/2013........  $12.00309    $15.50989           0
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.08911    $ 7.58467           0
   01/01/2009 to 12/31/2009........  $ 7.58467    $ 9.14747           0
   01/01/2010 to 12/31/2010........  $ 9.14747    $ 9.97866           0
   01/01/2011 to 12/31/2011........  $ 9.97866    $ 9.70492           0
   01/01/2012 to 12/31/2012........  $ 9.70492    $10.44704           0
   01/01/2013 to 12/31/2013........  $10.44704    $11.21477           0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008.......  $10.03302    $ 7.61828         0
   01/01/2009 to 12/31/2009........  $ 7.61828    $ 9.44603         0
   01/01/2010 to 12/31/2010........  $ 9.44603    $11.70488         0
   01/01/2011 to 12/31/2011........  $11.70488    $11.59068         0
   01/01/2012 to 12/31/2012........  $11.59068    $13.10695         0
   01/01/2013 to 12/31/2013........  $13.10695    $17.78468         0
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.07738    $ 9.78845         0
   01/01/2008 to 12/31/2008........  $ 9.78845    $ 5.99907         0
   01/01/2009 to 12/31/2009........  $ 5.99907    $ 6.93468         0
   01/01/2010 to 12/31/2010........  $ 6.93468    $ 7.62200         0
   01/01/2011 to 12/31/2011........  $ 7.62200    $ 7.41393         0
   01/01/2012 to 12/31/2012........  $ 7.41393    $ 8.21792         0
   01/01/2013 to 12/31/2013........  $ 8.21792    $10.81467         0
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.01043    $10.49801         0
   01/01/2008 to 12/31/2008........  $10.49801    $ 7.64054         0
   01/01/2009 to 12/31/2009........  $ 7.64054    $10.12384         0
   01/01/2010 to 12/31/2010........  $10.12384    $11.23190         0
   01/01/2011 to 12/31/2011........  $11.23190    $11.32784         0
   01/01/2012 to 12/31/2012........  $11.32784    $12.60864         0
   01/01/2013 to 12/31/2013........  $12.60864    $13.20979         0
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.24148    $11.04216         0
   01/01/2008 to 12/31/2008........  $11.04216    $ 5.37160         0
   01/01/2009 to 12/31/2009........  $ 5.37160    $ 7.10356         0
   01/01/2010 to 12/31/2010........  $ 7.10356    $ 7.95038         0
   01/01/2011 to 12/31/2011........  $ 7.95038    $ 6.76716         0
   01/01/2012 to 12/31/2012........  $ 6.76716    $ 7.96179         0
   01/01/2013 to 12/31/2013........  $ 7.96179    $ 9.26558         0
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.18824    $10.44595         0
   01/01/2008 to 12/31/2008........  $10.44595    $ 5.71766         0
   01/01/2009 to 12/31/2009........  $ 5.71766    $ 7.29345         0
   01/01/2010 to 12/31/2010........  $ 7.29345    $ 7.91949         0
   01/01/2011 to 12/31/2011........  $ 7.91949    $ 6.76988         0
   01/01/2012 to 12/31/2012........  $ 6.76988    $ 7.72074         0
   01/01/2013 to 12/31/2013........  $ 7.72074    $ 9.01609         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST INVESTMENT GRADE BOND PORTFOLIO
   01/01/2009 to 12/31/2009........  $10.00000    $10.83235           0
   01/01/2010 to 12/31/2010........  $10.83235    $11.73319           0
   01/01/2011 to 12/31/2011........  $11.73319    $12.89680           0
   01/01/2012 to 12/31/2012........  $12.89680    $13.79119           0
   01/01/2013 to 12/31/2013........  $13.79119    $13.05169           0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.11162    $ 7.11050           0
   01/01/2009 to 12/31/2009........  $ 7.11050    $ 8.80378           0
   01/01/2010 to 12/31/2010........  $ 8.80378    $ 9.79464           0
   01/01/2011 to 12/31/2011........  $ 9.79464    $ 9.51996           0
   01/01/2012 to 12/31/2012........  $ 9.51996    $10.56929           0
   01/01/2013 to 12/31/2013........  $10.56929    $12.01346           0
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.18165    $10.31691           0
   01/01/2008 to 12/31/2008........  $10.31691    $ 5.91147           0
   01/01/2009 to 12/31/2009........  $ 5.91147    $ 7.85183           0
   01/01/2010 to 12/31/2010........  $ 7.85183    $ 8.22542           0
   01/01/2011 to 12/31/2011........  $ 8.22542    $ 7.30477           0
   01/01/2012 to 12/31/2012........  $ 7.30477    $ 8.70441           0
   01/01/2013 to 12/31/2013........  $ 8.70441    $ 9.81552           0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.08264    $ 9.66846           0
   01/01/2008 to 12/31/2008........  $ 9.66846    $ 7.78606           0
   01/01/2009 to 12/31/2009........  $ 7.78606    $ 9.28661       1,819
   01/01/2010 to 12/31/2010........  $ 9.28661    $ 9.74184       1,817
   01/01/2011 to 12/31/2011........  $ 9.74184    $ 9.54506       1,815
   01/01/2012 to 12/31/2012........  $ 9.54506    $10.32995       1,813
   01/01/2013 to 12/31/2013........  $10.32995    $11.21139       1,812
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009.......  $10.08352    $10.28232           0
   01/01/2010 to 12/31/2010........  $10.28232    $11.18824           0
   01/01/2011 to 12/31/2011........  $11.18824    $11.00912           0
   01/01/2012 to 12/31/2012........  $11.00912    $12.39505           0
   01/01/2013 to 12/31/2013........  $12.39505    $16.53773           0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009.......  $10.14490    $10.29212           0
   01/01/2010 to 12/31/2010........  $10.29212    $11.44115           0
   01/01/2011 to 12/31/2011........  $11.44115    $10.52721           0
   01/01/2012 to 12/31/2012........  $10.52721    $11.65146           0
   01/01/2013 to 12/31/2013........  $11.65146    $14.96886           0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09168    $ 9.53594           0
   01/01/2008 to 12/31/2008........  $ 9.53594    $ 5.45377           0
   01/01/2009 to 12/31/2009........  $ 5.45377    $ 6.36697           0
   01/01/2010 to 12/31/2010........  $ 6.36697    $ 7.04275           0
   01/01/2011 to 12/31/2011........  $ 7.04275    $ 6.59641           0
   01/01/2012 to 12/31/2012........  $ 6.59641    $ 7.53638           0
   01/01/2013 to 12/31/2013........  $ 7.53638    $10.30322           0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.13264    $10.79851         0
   01/01/2008 to 12/31/2008........  $10.79851    $ 5.94678         0
   01/01/2009 to 12/31/2009........  $ 5.94678    $ 7.54279         0
   01/01/2010 to 12/31/2010........  $ 7.54279    $ 8.82931         0
   01/01/2011 to 12/31/2011........  $ 8.82931    $ 8.55196         0
   01/01/2012 to 12/31/2012........  $ 8.55196    $ 9.38441         0
   01/01/2013 to 12/31/2013........  $ 9.38441    $12.53154         0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.00659    $10.37218         0
   01/01/2008 to 12/31/2008........  $10.37218    $ 7.78124         0
   01/01/2009 to 12/31/2009........  $ 7.78124    $10.23808         0
   01/01/2010 to 12/31/2010........  $10.23808    $11.35019         0
   01/01/2011 to 12/31/2011........  $11.35019    $12.22360         0
   01/01/2012 to 12/31/2012........  $12.22360    $12.65644         0
   01/01/2013 to 12/31/2013........  $12.65644    $12.12406         0
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.15603    $10.40607         0
   01/01/2008 to 12/31/2008........  $10.40607    $ 6.71434         0
   01/01/2009 to 12/31/2009........  $ 6.71434    $ 8.63106         0
   01/01/2010 to 12/31/2010........  $ 8.63106    $ 9.45324         0
   01/01/2011 to 12/31/2011........  $ 9.45324    $ 8.95124         0
   01/01/2012 to 12/31/2012........  $ 8.95124    $10.76865         0
   01/01/2013 to 12/31/2013........  $10.76865    $13.43516         0
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.10813    $10.73777         0
   01/01/2008 to 12/31/2008........  $10.73777    $ 6.68559         0
   01/01/2009 to 12/31/2009........  $ 6.68559    $ 8.12328         0
   01/01/2010 to 12/31/2010........  $ 8.12328    $ 8.95553         0
   01/01/2011 to 12/31/2011........  $ 8.95553    $ 8.70218         0
   01/01/2012 to 12/31/2012........  $ 8.70218    $ 9.95910         0
   01/01/2013 to 12/31/2013........  $ 9.95910    $13.30833         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012.......  $ 9.99813    $10.17359         0
   01/01/2013 to 12/31/2013........  $10.17359    $13.37598         0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.07712    $ 9.72510         0
   01/01/2008 to 12/31/2008........  $ 9.72510    $ 5.88192         0
   01/01/2009 to 12/31/2009........  $ 5.88192    $ 7.98530         0
   01/01/2010 to 12/31/2010........  $ 7.98530    $ 9.64843         0
   01/01/2011 to 12/31/2011........  $ 9.64843    $ 9.10597         0
   01/01/2012 to 12/31/2012........  $ 9.10597    $10.53932         0
   01/01/2013 to 12/31/2013........  $10.53932    $13.64150         0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007.......  $ 9.99945    $10.10381         0
   01/01/2008 to 12/31/2008........  $10.10381    $10.12434         0
   01/01/2009 to 12/31/2009........  $10.12434    $ 9.92051         0
   01/01/2010 to 12/31/2010........  $ 9.92051    $ 9.69962         0
   01/01/2011 to 12/31/2011........  $ 9.69962    $ 9.48362         0
   01/01/2012 to 12/31/2012........  $ 9.48362    $ 9.27056         0
   01/01/2013 to 12/31/2013........  $ 9.27056    $ 9.06171         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.10425    $ 9.99980         0
   01/01/2008 to 12/31/2008........  $ 9.99980    $ 5.64402         0
   01/01/2009 to 12/31/2009........  $ 5.64402    $ 7.75926         0
   01/01/2010 to 12/31/2010........  $ 7.75926    $ 9.36222         0
   01/01/2011 to 12/31/2011........  $ 9.36222    $ 8.92438         0
   01/01/2012 to 12/31/2012........  $ 8.92438    $10.21725         0
   01/01/2013 to 12/31/2013........  $10.21725    $14.18277         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011.......  $10.02804    $10.06014         0
   01/01/2012 to 12/31/2012........  $10.06014    $10.31252         0
   01/01/2013 to 12/31/2013........  $10.31252    $ 9.79475         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.15791    $10.47505         0
   01/01/2008 to 12/31/2008........  $10.47505    $ 5.81757         0
   01/01/2009 to 12/31/2009........  $ 5.81757    $ 7.38062         0
   01/01/2010 to 12/31/2010........  $ 7.38062    $ 9.28346         0
   01/01/2011 to 12/31/2011........  $ 9.28346    $ 9.22775         0
   01/01/2012 to 12/31/2012........  $ 9.22775    $10.13647         0
   01/01/2013 to 12/31/2013........  $10.13647    $13.13951         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.05093    $11.20984         0
   01/01/2008 to 12/31/2008........  $11.20984    $ 6.29623         0
   01/01/2009 to 12/31/2009........  $ 6.29623    $ 7.54307         0
   01/01/2010 to 12/31/2010........  $ 7.54307    $ 8.86776         0
   01/01/2011 to 04/29/2011........  $ 8.86776    $ 9.92672         0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012.......  $ 9.99813    $10.28083         0
   01/01/2013 to 12/31/2013........  $10.28083    $11.95031         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008.......  $10.10088    $ 5.55845         0
   01/01/2009 to 12/31/2009........  $ 5.55845    $ 9.04724         0
   01/01/2010 to 12/31/2010........  $ 9.04724    $10.81315         0
   01/01/2011 to 12/31/2011........  $10.81315    $ 8.42720         0
   01/01/2012 to 12/31/2012........  $ 8.42720    $ 9.71407         0
   01/01/2013 to 12/31/2013........  $ 9.71407    $ 9.51647         0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007.......  $ 9.99813    $10.31757         0
   01/01/2008 to 12/31/2008........  $10.31757    $10.19792         0
   01/01/2009 to 12/31/2009........  $10.19792    $10.98807         0
   01/01/2010 to 12/31/2010........  $10.98807    $11.15954         0
   01/01/2011 to 12/31/2011........  $11.15954    $11.15386         0
   01/01/2012 to 12/31/2012........  $11.15386    $11.41412         0
   01/01/2013 to 12/31/2013........  $11.41412    $10.91456         0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007.......  $ 9.98950    $10.57739         0
   01/01/2008 to 12/31/2008........  $10.57739    $10.10583         0
   01/01/2009 to 12/31/2009........  $10.10583    $11.51084         0
   01/01/2010 to 12/31/2010........  $11.51084    $12.12007         0
   01/01/2011 to 12/31/2011........  $12.12007    $12.22416         0
   01/01/2012 to 12/31/2012........  $12.22416    $13.06239         0
   01/01/2013 to 12/31/2013........  $13.06239    $12.53376         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.05189    $10.46713         0
   01/01/2008 to 12/31/2008........  $10.46713    $ 8.23789         0
   01/01/2009 to 12/31/2009........  $ 8.23789    $ 9.66599         0
   01/01/2010 to 12/31/2010........  $ 9.66599    $10.44729         0
   01/01/2011 to 12/31/2011........  $10.44729    $10.31420         0
   01/01/2012 to 12/31/2012........  $10.31420    $11.12753         0
   01/01/2013 to 12/31/2013........  $11.12753    $11.87893         0
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011.......  $10.01805    $10.06000         0
   01/01/2012 to 12/31/2012........  $10.06000    $10.53221         0
   01/01/2013 to 12/31/2013........  $10.53221    $10.05697         0
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.12403    $10.53722         0
   01/01/2008 to 12/31/2008........  $10.53722    $ 6.10680         0
   01/01/2009 to 12/31/2009........  $ 6.10680    $ 7.51985         0
   01/01/2010 to 12/31/2010........  $ 7.51985    $ 8.74860         0
   01/01/2011 to 12/31/2011........  $ 8.74860    $ 8.02042         0
   01/01/2012 to 12/31/2012........  $ 8.02042    $ 8.85249         0
   01/01/2013 to 12/31/2013........  $ 8.85249    $10.12645         0
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.08282    $ 9.72365         0
   01/01/2008 to 12/31/2008........  $ 9.72365    $ 5.82477         0
   01/01/2009 to 12/31/2009........  $ 5.82477    $ 6.93611         0
   01/01/2010 to 12/31/2010........  $ 6.93611    $ 7.80035         0
   01/01/2011 to 12/31/2011........  $ 7.80035    $ 7.88863         0
   01/01/2012 to 12/31/2012........  $ 7.88863    $ 9.16074         0
   01/01/2013 to 12/31/2013........  $ 9.16074    $11.85839         0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011.......  $ 9.99813    $ 8.86330         0
   01/01/2012 to 12/31/2012........  $ 8.86330    $ 9.80328         0
   01/01/2013 to 12/31/2013........  $ 9.80328    $11.72888         0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.08093    $ 7.31658         0
   01/01/2009 to 12/31/2009........  $ 7.31658    $ 8.82455         0
   01/01/2010 to 12/31/2010........  $ 8.82455    $ 9.65406         0
   01/01/2011 to 12/31/2011........  $ 9.65406    $ 9.26559         0
   01/01/2012 to 12/31/2012........  $ 9.26559    $ 9.98785         0
   01/01/2013 to 12/31/2013........  $ 9.98785    $10.97748         0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008.......  $10.09911    $ 6.67026         0
   01/01/2009 to 12/31/2009........  $ 6.67026    $ 8.27074         0
   01/01/2010 to 12/31/2010........  $ 8.27074    $ 9.24411         0
   01/01/2011 to 12/31/2011........  $ 9.24411    $ 8.82049         0
   01/01/2012 to 12/31/2012........  $ 8.82049    $ 9.99268         0
   01/01/2013 to 12/31/2013........  $ 9.99268    $11.53173         0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.08157    $10.39129         0
   01/01/2008 to 12/31/2008........  $10.39129    $ 7.09074         0
   01/01/2009 to 12/31/2009........  $ 7.09074    $ 8.83111         0
   01/01/2010 to 12/31/2010........  $ 8.83111    $ 9.65207         0
   01/01/2011 to 12/31/2011........  $ 9.65207    $ 9.11620         0
   01/01/2012 to 12/31/2012........  $ 9.11620    $ 9.90307         0
   01/01/2013 to 12/31/2013........  $ 9.90307    $11.07415         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09623    $ 9.84545         0
   01/01/2008 to 12/31/2008........  $ 9.84545    $ 6.25555         0
   01/01/2009 to 12/31/2009........  $ 6.25555    $ 8.18814         0
   01/01/2010 to 12/31/2010........  $ 8.18814    $10.91881         0
   01/01/2011 to 12/31/2011........  $10.91881    $10.56883         0
   01/01/2012 to 12/31/2012........  $10.56883    $11.58829         0
   01/01/2013 to 12/31/2013........  $11.58829    $15.31180         0
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09236    $ 9.42983         0
   01/01/2008 to 12/31/2008........  $ 9.42983    $ 6.47833         0
   01/01/2009 to 12/31/2009........  $ 6.47833    $ 8.04226         0
   01/01/2010 to 12/31/2010........  $ 8.04226    $ 9.90483         0
   01/01/2011 to 12/31/2011........  $ 9.90483    $ 9.10347         0
   01/01/2012 to 12/31/2012........  $ 9.10347    $10.51418         0
   01/01/2013 to 12/31/2013........  $10.51418    $14.12151         0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.06936    $10.17690         0
   01/01/2008 to 12/31/2008........  $10.17690    $ 7.36698         0
   01/01/2009 to 12/31/2009........  $ 7.36698    $ 8.93948         0
   01/01/2010 to 12/31/2010........  $ 8.93948    $ 9.74625         0
   01/01/2011 to 12/31/2011........  $ 9.74625    $ 9.71612         0
   01/01/2012 to 12/31/2012........  $ 9.71612    $10.77872         0
   01/01/2013 to 12/31/2013........  $10.77872    $12.30969         0
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.09046    $ 9.46133         0
   01/01/2008 to 12/31/2008........  $ 9.46133    $ 5.37455         0
   01/01/2009 to 12/31/2009........  $ 5.37455    $ 6.50369         0
   01/01/2010 to 12/31/2010........  $ 6.50369    $ 7.19941         0
   01/01/2011 to 12/31/2011........  $ 7.19941    $ 6.92217         0
   01/01/2012 to 12/31/2012........  $ 6.92217    $ 7.93333         0
   01/01/2013 to 12/31/2013........  $ 7.93333    $10.05684         0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.14494    $10.05174         0
   01/01/2008 to 12/31/2008........  $10.05174    $ 5.83949         0
   01/01/2009 to 12/31/2009........  $ 5.83949    $ 8.75462         0
   01/01/2010 to 12/31/2010........  $ 8.75462    $ 9.91060         0
   01/01/2011 to 12/31/2011........  $ 9.91060    $ 9.52354         0
   01/01/2012 to 12/31/2012........  $ 9.52354    $10.94552         0
   01/01/2013 to 12/31/2013........  $10.94552    $15.40960         0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.17990    $11.61041         0
   01/01/2008 to 12/31/2008........  $11.61041    $ 5.67597         0
   01/01/2009 to 12/31/2009........  $ 5.67597    $ 8.28615         0
   01/01/2010 to 12/31/2010........  $ 8.28615    $ 9.75631         0
   01/01/2011 to 12/31/2011........  $ 9.75631    $ 8.11414         0
   01/01/2012 to 12/31/2012........  $ 8.11414    $ 8.21809         0
   01/01/2013 to 12/31/2013........  $ 8.21809    $ 9.26858         0
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.00656    $10.58352         0
   01/01/2008 to 12/31/2008........  $10.58352    $10.09357         0
   01/01/2009 to 12/31/2009........  $10.09357    $11.06172         0
   01/01/2010 to 12/31/2010........  $11.06172    $11.43374         0
   01/01/2011 to 12/31/2011........  $11.43374    $11.63767         0
   01/01/2012 to 12/31/2012........  $11.63767    $11.96951         0
   01/01/2013 to 12/31/2013........  $11.96951    $11.26080         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007.......  $10.12971    $10.33183           0
   01/01/2008 to 12/31/2008........  $10.33183    $ 5.82442           0
   01/01/2009 to 12/31/2009........  $ 5.82442    $ 7.31205           0
   01/01/2010 to 12/31/2010........  $ 7.31205    $ 8.19375           0
   01/01/2011 to 12/31/2011........  $ 8.19375    $ 7.73276           0
   01/01/2012 to 12/31/2012........  $ 7.73276    $ 8.39038           0
   01/01/2013 to 12/31/2013........  $ 8.39038    $ 9.88303           0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007.......  $ 9.99813    $ 9.97203           0
   01/01/2008 to 12/31/2008........  $ 9.97203    $ 9.23974           0
   01/01/2009 to 12/31/2009........  $ 9.23974    $10.08210           0
   01/01/2010 to 12/31/2010........  $10.08210    $10.62366           0
   01/01/2011 to 12/31/2011........  $10.62366    $11.01053           0
   01/01/2012 to 12/31/2012........  $11.01053    $11.60744           0
   01/01/2013 to 12/31/2013........  $11.60744    $11.17668           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008.......  $10.07794    $ 6.61561       1,317
   01/01/2009 to 12/31/2009........  $ 6.61561    $ 8.41089       1,312
   01/01/2010 to 12/31/2010........  $ 8.41089    $ 9.06354           0
   01/01/2011 to 12/31/2011........  $ 9.06354    $ 8.71179           0
   01/01/2012 to 09/21/2012........  $ 8.71179    $ 9.71667           0


*  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

          ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV 80 BPS (2.35%)


                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 6.91946    $ 8.41901           0
   01/01/2010 to 12/31/2010........  $ 8.41901    $ 9.20967           0
   01/01/2011 to 12/31/2011........  $ 9.20967    $ 8.75896           0
   01/01/2012 to 12/31/2012........  $ 8.75896    $ 9.63259           0
   01/01/2013 to 12/31/2013........  $ 9.63259    $10.34976           0
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 7.15949    $ 8.84062           0
   01/01/2010 to 12/31/2010........  $ 8.84062    $ 9.82127           0
   01/01/2011 to 12/31/2011........  $ 9.82127    $ 9.60650           0
   01/01/2012 to 12/31/2012........  $ 9.60650    $10.66627           0
   01/01/2013 to 12/31/2013........  $10.66627    $12.14653           0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 5.66286    $ 6.99273           0
   01/01/2010 to 12/31/2010........  $ 6.99273    $ 7.77801           0
   01/01/2011 to 12/31/2011........  $ 7.77801    $ 7.87082           0
   01/01/2012 to 05/04/2012........  $ 7.87082    $ 8.53260           0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 7.28614    $ 8.73905       1,252
   01/01/2010 to 12/31/2010........  $ 8.73905    $ 9.58957         641
   01/01/2011 to 12/31/2011........  $ 9.58957    $ 9.25563         590
   01/01/2012 to 12/31/2012........  $ 9.25563    $10.17057         634
   01/01/2013 to 12/31/2013........  $10.17057    $11.69039         185
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011.......  $ 9.99809    $ 9.12624           0
   01/01/2012 to 12/31/2012........  $ 9.12624    $ 9.97672           0
   01/01/2013 to 12/31/2013........  $ 9.97672    $10.80523           0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99809    $10.45290           0
AST BOND PORTFOLIO 2016
   05/01/2009 to 12/31/2009........  $ 9.66525    $ 9.33046           0
   01/01/2010 to 12/31/2010........  $ 9.33046    $10.08006           0
   01/01/2011 to 12/31/2011........  $10.08006    $10.79797           0
   01/01/2012 to 12/31/2012........  $10.79797    $10.98848           0
   01/01/2013 to 12/31/2013........  $10.98848    $10.66196           0
AST BOND PORTFOLIO 2018
   05/01/2009 to 12/31/2009........  $11.43144    $11.12864           0
   01/01/2010 to 12/31/2010........  $11.12864    $12.08900           0
   01/01/2011 to 12/31/2011........  $12.08900    $13.41541           0
   01/01/2012 to 12/31/2012........  $13.41541    $13.85564           0
   01/01/2013 to 12/31/2013........  $13.85564    $13.11163           0
AST BOND PORTFOLIO 2019
   05/01/2009 to 12/31/2009........  $11.38071    $10.98465           0
   01/01/2010 to 12/31/2010........  $10.98465    $11.95143           0
   01/01/2011 to 12/31/2011........  $11.95143    $13.54226           0
   01/01/2012 to 12/31/2012........  $13.54226    $14.00555           0
   01/01/2013 to 12/31/2013........  $14.00555    $13.02245           0
AST BOND PORTFOLIO 2020
   05/01/2009 to 12/31/2009........  $ 9.35760    $ 8.74417           0
   01/01/2010 to 12/31/2010........  $ 8.74417    $ 9.55502           0
   01/01/2011 to 12/31/2011........  $ 9.55502    $11.07928           0
   01/01/2012 to 12/31/2012........  $11.07928    $11.50814           0
   01/01/2013 to 12/31/2013........  $11.50814    $10.51085           0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010.......  $ 9.99745    $10.95233       1,256
   01/01/2011 to 12/31/2011........  $10.95233    $12.87327           0
   01/01/2012 to 12/31/2012........  $12.87327    $13.43133           0
   01/01/2013 to 12/31/2013........  $13.43133    $12.20383           0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011.......  $ 9.99809    $11.95968       1,411
   01/01/2012 to 12/31/2012........  $11.95968    $12.36741       1,336
   01/01/2013 to 12/31/2013........  $12.36741    $10.90546           0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012.......  $ 9.99746    $10.34594           0
   01/01/2013 to 12/31/2013........  $10.34594    $ 9.07707           0
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013.......  $ 9.99873    $ 8.70491       2,972

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 6.60503    $ 8.08658           0
   01/01/2010 to 12/31/2010........  $ 8.08658    $ 8.95750           0
   01/01/2011 to 12/31/2011........  $ 8.95750    $ 8.53947           0
   01/01/2012 to 12/31/2012........  $ 8.53947    $ 9.48766           0
   01/01/2013 to 12/31/2013........  $ 9.48766    $11.37199           0
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013.......  $ 9.99809    $11.59728           0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 5.06983    $ 7.63973           0
   01/01/2010 to 12/31/2010........  $ 7.63973    $ 9.60577           0
   01/01/2011 to 12/31/2011........  $ 9.60577    $10.00379           0
   01/01/2012 to 12/31/2012........  $10.00379    $11.27350           0
   01/01/2013 to 12/31/2013........  $11.27350    $11.35926           0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99809    $ 9.64571           0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 5.55216    $ 7.21128           0
   01/01/2010 to 12/31/2010........  $ 7.21128    $ 9.33864           0
   01/01/2011 to 12/31/2011........  $ 9.33864    $ 7.92780           0
   01/01/2012 to 12/31/2012........  $ 7.92780    $ 9.30000           0
   01/01/2013 to 12/31/2013........  $ 9.30000    $12.79453           0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 7.42625    $ 8.85204           0
   01/01/2010 to 12/31/2010........  $ 8.85204    $ 9.80083           0
   01/01/2011 to 12/31/2011........  $ 9.80083    $ 9.33910           0
   01/01/2012 to 12/31/2012........  $ 9.33910    $10.36817           0
   01/01/2013 to 12/31/2013........  $10.36817    $12.07713           0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 6.56836    $ 8.05364       1,077
   01/01/2010 to 12/31/2010........  $ 8.05364    $ 8.99876         551
   01/01/2011 to 12/31/2011........  $ 8.99876    $ 8.65983         508
   01/01/2012 to 12/31/2012........  $ 8.65983    $ 9.36023         546
   01/01/2013 to 12/31/2013........  $ 9.36023    $10.49491         159
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012.......  $ 9.99809    $10.70005           0
   01/01/2013 to 12/31/2013........  $10.70005    $13.01240           0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013.......  $ 9.99809    $10.76786         0
AST GLOBAL REAL ESTATE PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 5.70102    $ 8.04522         0
   01/01/2010 to 12/31/2010........  $ 8.04522    $ 9.44815         0
   01/01/2011 to 12/31/2011........  $ 9.44815    $ 8.76602         0
   01/01/2012 to 12/31/2012........  $ 8.76602    $10.85976         0
   01/01/2013 to 12/31/2013........  $10.85976    $11.07126         0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 6.93004    $ 8.84254         0
   01/01/2010 to 12/31/2010........  $ 8.84254    $ 9.52813         0
   01/01/2011 to 12/31/2011........  $ 9.52813    $ 8.94099         0
   01/01/2012 to 12/31/2012........  $ 8.94099    $10.46153         0
   01/01/2013 to 12/31/2013........  $10.46153    $13.26077         0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 5.70647    $ 6.86791         0
   01/01/2010 to 12/31/2010........  $ 6.86791    $ 7.57471         0
   01/01/2011 to 12/31/2011........  $ 7.57471    $ 6.99241         0
   01/01/2012 to 12/31/2012........  $ 6.99241    $ 8.17492         0
   01/01/2013 to 12/31/2013........  $ 8.17492    $10.66603         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 6.89718    $ 9.23099         0
   01/01/2010 to 12/31/2010........  $ 9.23099    $10.80694         0
   01/01/2011 to 12/31/2011........  $10.80694    $10.24435         0
   01/01/2012 to 12/31/2012........  $10.24435    $11.97156         0
   01/01/2013 to 12/31/2013........  $11.97156    $15.46158         0
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 7.73818    $ 9.14005         0
   01/01/2010 to 12/31/2010........  $ 9.14005    $ 9.96566         0
   01/01/2011 to 12/31/2011........  $ 9.96566    $ 9.68750         0
   01/01/2012 to 12/31/2012........  $ 9.68750    $10.42313         0
   01/01/2013 to 12/31/2013........  $10.42313    $11.18347         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 7.37505    $ 9.43936         0
   01/01/2010 to 12/31/2010........  $ 9.43936    $11.69095         0
   01/01/2011 to 12/31/2011........  $11.69095    $11.57124         0
   01/01/2012 to 12/31/2012........  $11.57124    $13.07848         0
   01/01/2013 to 12/31/2013........  $13.07848    $17.73733         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 5.49158    $ 6.92638         0
   01/01/2010 to 12/31/2010........  $ 6.92638    $ 7.60913         0
   01/01/2011 to 12/31/2011........  $ 7.60913    $ 7.39785         0
   01/01/2012 to 12/31/2012........  $ 7.39785    $ 8.19610         0
   01/01/2013 to 12/31/2013........  $ 8.19610    $10.78068         0
AST HIGH YIELD PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 8.10549    $10.11187         0
   01/01/2010 to 12/31/2010........  $10.11187    $11.21315         0
   01/01/2011 to 12/31/2011........  $11.21315    $11.30334         0
   01/01/2012 to 12/31/2012........  $11.30334    $12.57516         0
   01/01/2013 to 12/31/2013........  $12.57516    $13.16820         0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 5.43137    $ 7.09511         0
   01/01/2010 to 12/31/2010........  $ 7.09511    $ 7.93701         0
   01/01/2011 to 12/31/2011........  $ 7.93701    $ 6.75250         0
   01/01/2012 to 12/31/2012........  $ 6.75250    $ 7.94067         0
   01/01/2013 to 12/31/2013........  $ 7.94067    $ 9.23656         0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 5.63409    $ 7.28482         0
   01/01/2010 to 12/31/2010........  $ 7.28482    $ 7.90617         0
   01/01/2011 to 12/31/2011........  $ 7.90617    $ 6.75513         0
   01/01/2012 to 12/31/2012........  $ 6.75513    $ 7.70015         0
   01/01/2013 to 12/31/2013........  $ 7.70015    $ 8.98766         0
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009* to 12/31/2009.......  $ 9.98123    $10.82874         0
   01/01/2010 to 12/31/2010........  $10.82874    $11.72359         0
   01/01/2011 to 12/31/2011........  $11.72359    $12.88004         0
   01/01/2012 to 12/31/2012........  $12.88004    $13.76638         0
   01/01/2013 to 12/31/2013........  $13.76638    $13.02189         0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 7.22291    $ 8.79659         0
   01/01/2010 to 12/31/2010........  $ 8.79659    $ 9.78186         0
   01/01/2011 to 12/31/2011........  $ 9.78186    $ 9.50290         0
   01/01/2012 to 12/31/2012........  $ 9.50290    $10.54522         0
   01/01/2013 to 12/31/2013........  $10.54522    $11.98021         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 5.85397    $ 7.84259         0
   01/01/2010 to 12/31/2010........  $ 7.84259    $ 8.21171         0
   01/01/2011 to 12/31/2011........  $ 8.21171    $ 7.28888         0
   01/01/2012 to 12/31/2012........  $ 7.28888    $ 8.68125         0
   01/01/2013 to 12/31/2013........  $ 8.68125    $ 9.78453         0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 8.02637    $ 9.27562         0
   01/01/2010 to 12/31/2010........  $ 9.27562    $ 9.72566         0
   01/01/2011 to 12/31/2011........  $ 9.72566    $ 9.52449         0
   01/01/2012 to 12/31/2012........  $ 9.52449    $10.30268         0
   01/01/2013 to 12/31/2013........  $10.30268    $11.17624         0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009.......  $10.08348    $10.28166         0
   01/01/2010 to 12/31/2010........  $10.28166    $11.18209         0
   01/01/2011 to 12/31/2011........  $11.18209    $10.99770         0
   01/01/2012 to 12/31/2012........  $10.99770    $12.37621         0
   01/01/2013 to 12/31/2013........  $12.37621    $16.50452         0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009.......  $10.14486    $10.29146         0
   01/01/2010 to 12/31/2010........  $10.29146    $11.43481         0
   01/01/2011 to 12/31/2011........  $11.43481    $10.51624         0
   01/01/2012 to 12/31/2012........  $10.51624    $11.63370         0
   01/01/2013 to 12/31/2013........  $11.63370    $14.93867         0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 5.03357    $ 6.35937         0
   01/01/2010 to 12/31/2010........  $ 6.35937    $ 7.03076         0
   01/01/2011 to 12/31/2011........  $ 7.03076    $ 6.58186         0
   01/01/2012 to 12/31/2012........  $ 6.58186    $ 7.51607         0
   01/01/2013 to 12/31/2013........  $ 7.51607    $10.27043         0
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 5.93867    $ 7.53376         0
   01/01/2010 to 12/31/2010........  $ 7.53376    $ 8.81447         0
   01/01/2011 to 12/31/2011........  $ 8.81447    $ 8.53343         0
   01/01/2012 to 12/31/2012........  $ 8.53343    $ 9.35953         0
   01/01/2013 to 12/31/2013........  $ 9.35953    $12.49232         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 8.50415    $10.22579         0
   01/01/2010 to 12/31/2010........  $10.22579    $11.33096         0
   01/01/2011 to 12/31/2011........  $11.33096    $12.19693         0
   01/01/2012 to 12/31/2012........  $12.19693    $12.62272         0
   01/01/2013 to 12/31/2013........  $12.62272    $12.08575         0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 6.50700    $ 8.62094         0
   01/01/2010 to 12/31/2010........  $ 8.62094    $ 9.43754         0
   01/01/2011 to 12/31/2011........  $ 9.43754    $ 8.93200         0
   01/01/2012 to 12/31/2012........  $ 8.93200    $10.74020         0
   01/01/2013 to 12/31/2013........  $10.74020    $13.39304         0
AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 6.70627    $ 8.11370         0
   01/01/2010 to 12/31/2010........  $ 8.11370    $ 8.94066         0
   01/01/2011 to 12/31/2011........  $ 8.94066    $ 8.68354         0
   01/01/2012 to 12/31/2012........  $ 8.68354    $ 9.93283         0
   01/01/2013 to 12/31/2013........  $ 9.93283    $13.26670         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012.......  $ 9.99809    $10.17170         0
   01/01/2013 to 12/31/2013........  $10.17170    $13.36689         0
AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 6.02882    $ 7.97555         0
   01/01/2010 to 12/31/2010........  $ 7.97555    $ 9.63188         0
   01/01/2011 to 12/31/2011........  $ 9.63188    $ 9.08589         0
   01/01/2012 to 12/31/2012........  $ 9.08589    $10.51085         0
   01/01/2013 to 12/31/2013........  $10.51085    $13.59817         0
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009........  $10.05788    $ 9.90902         0
   01/01/2010 to 12/31/2010........  $ 9.90902    $ 9.68355         0
   01/01/2011 to 12/31/2011........  $ 9.68355    $ 9.46336         0
   01/01/2012 to 12/31/2012........  $ 9.46336    $ 9.24628         0
   01/01/2013 to 12/31/2013........  $ 9.24628    $ 9.03356         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 5.73287    $ 7.74993         0
   01/01/2010 to 12/31/2010........  $ 7.74993    $ 9.34633         0
   01/01/2011 to 12/31/2011........  $ 9.34633    $ 8.90497         0
   01/01/2012 to 12/31/2012........  $ 8.90497    $10.19003         0
   01/01/2013 to 12/31/2013........  $10.19003    $14.13811         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011.......  $10.02800    $10.05926         0
   01/01/2012 to 12/31/2012........  $10.05926    $10.30635         0
   01/01/2013 to 12/31/2013........  $10.30635    $ 9.78411         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 5.95800    $ 7.37175         0
   01/01/2010 to 12/31/2010........  $ 7.37175    $ 9.26770         0
   01/01/2011 to 12/31/2011........  $ 9.26770    $ 9.20769         0
   01/01/2012 to 12/31/2012........  $ 9.20769    $10.10948         0
   01/01/2013 to 12/31/2013........  $10.10948    $13.09812         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 6.21274    $ 7.53408         0
   01/01/2010 to 12/31/2010........  $ 7.53408    $ 8.85289         0
   01/01/2011 to 04/29/2011........  $ 8.85289    $ 9.90856         0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012.......  $ 9.99809    $10.27738         0
   01/01/2013 to 12/31/2013........  $10.27738    $11.94024         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 6.15313    $ 9.04069         0
   01/01/2010 to 12/31/2010........  $ 9.04069    $10.80008         0
   01/01/2011 to 12/31/2011........  $10.80008    $ 8.41294         0
   01/01/2012 to 12/31/2012........  $ 8.41294    $ 9.69280         0
   01/01/2013 to 12/31/2013........  $ 9.69280    $ 9.49101         0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009........  $10.47577    $10.97507         0
   01/01/2010 to 12/31/2010........  $10.97507    $11.14074         0
   01/01/2011 to 12/31/2011........  $11.14074    $11.12973         0
   01/01/2012 to 12/31/2012........  $11.12973    $11.38397         0
   01/01/2013 to 12/31/2013........  $11.38397    $10.88051         0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009........  $10.40229    $11.49721         0
   01/01/2010 to 12/31/2010........  $11.49721    $12.09978         0
   01/01/2011 to 12/31/2011........  $12.09978    $12.19778         0
   01/01/2012 to 12/31/2012........  $12.19778    $13.02765         0
   01/01/2013 to 12/31/2013........  $13.02765    $12.49409         0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 8.34840    $ 9.65455         0
   01/01/2010 to 12/31/2010........  $ 9.65455    $10.42982         0
   01/01/2011 to 12/31/2011........  $10.42982    $10.29184         0
   01/01/2012 to 12/31/2012........  $10.29184    $11.09793         0
   01/01/2013 to 12/31/2013........  $11.09793    $11.84159         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011.......  $10.01801    $10.05916          0
   01/01/2012 to 12/31/2012........  $10.05916    $10.52613          0
   01/01/2013 to 12/31/2013........  $10.52613    $10.04616          0
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 6.17903    $ 7.51087          0
   01/01/2010 to 12/31/2010........  $ 7.51087    $ 8.73399          0
   01/01/2011 to 12/31/2011........  $ 8.73399    $ 8.00320          0
   01/01/2012 to 12/31/2012........  $ 8.00320    $ 8.82911          0
   01/01/2013 to 12/31/2013........  $ 8.82911    $10.09478          0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 5.45995    $ 6.92791          0
   01/01/2010 to 12/31/2010........  $ 6.92791    $ 7.78733          0
   01/01/2011 to 12/31/2011........  $ 7.78733    $ 7.87158          0
   01/01/2012 to 12/31/2012........  $ 7.87158    $ 9.13645          0
   01/01/2013 to 12/31/2013........  $ 9.13645    $11.82112          0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011.......  $ 9.99809    $ 8.86036          0
   01/01/2012 to 12/31/2012........  $ 8.86036    $ 9.79528          0
   01/01/2013 to 12/31/2013........  $ 9.79528    $11.71354          0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 7.42730    $ 8.81729        922
   01/01/2010 to 12/31/2010........  $ 8.81729    $ 9.64125        472
   01/01/2011 to 12/31/2011........  $ 9.64125    $ 9.24880        435
   01/01/2012 to 12/31/2012........  $ 9.24880    $ 9.96486        467
   01/01/2013 to 12/31/2013........  $ 9.96486    $10.94677        136
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 6.74095    $ 8.26396          0
   01/01/2010 to 12/31/2010........  $ 8.26396    $ 9.23209          0
   01/01/2011 to 12/31/2011........  $ 9.23209    $ 8.80468          0
   01/01/2012 to 12/31/2012........  $ 8.80468    $ 9.96977          0
   01/01/2013 to 12/31/2013........  $ 9.96977    $11.49977          0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 7.19090    $ 8.82075          0
   01/01/2010 to 12/31/2010........  $ 8.82075    $ 9.63600          0
   01/01/2011 to 12/31/2011........  $ 9.63600    $ 9.09651          0
   01/01/2012 to 12/31/2012........  $ 9.09651    $ 9.87681          0
   01/01/2013 to 12/31/2013........  $ 9.87681    $11.03935          0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 6.24164    $ 8.17829         0
   01/01/2010 to 12/31/2010........  $ 8.17829    $10.90035         0
   01/01/2011 to 12/31/2011........  $10.90035    $10.54577         0
   01/01/2012 to 12/31/2012........  $10.54577    $11.55743         0
   01/01/2013 to 12/31/2013........  $11.55743    $15.26349         0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 6.20145    $ 8.03269         0
   01/01/2010 to 12/31/2010........  $ 8.03269    $ 9.88822         0
   01/01/2011 to 12/31/2011........  $ 9.88822    $ 9.08373         0
   01/01/2012 to 12/31/2012........  $ 9.08373    $10.48624         0
   01/01/2013 to 12/31/2013........  $10.48624    $14.07707         0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 7.39103    $ 8.92871         0
   01/01/2010 to 12/31/2010........  $ 8.92871    $ 9.72969         0
   01/01/2011 to 12/31/2011........  $ 9.72969    $ 9.69497         0
   01/01/2012 to 12/31/2012........  $ 9.69497    $10.75004         0
   01/01/2013 to 12/31/2013........  $10.75004    $12.27096         0
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 5.09245    $ 6.49596         0
   01/01/2010 to 12/31/2010........  $ 6.49596    $ 7.18720         0
   01/01/2011 to 12/31/2011........  $ 7.18720    $ 6.90707         0
   01/01/2012 to 12/31/2012........  $ 6.90707    $ 7.91205         0
   01/01/2013 to 12/31/2013........  $ 7.91205    $10.02493         0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 6.64607    $ 8.74424         0
   01/01/2010 to 12/31/2010........  $ 8.74424    $ 9.89407         0
   01/01/2011 to 12/31/2011........  $ 9.89407    $ 9.50301         0
   01/01/2012 to 12/31/2012........  $ 9.50301    $10.91664         0
   01/01/2013 to 12/31/2013........  $10.91664    $15.36141         0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 6.20793    $ 8.27631         0
   01/01/2010 to 12/31/2010........  $ 8.27631    $ 9.74001         0
   01/01/2011 to 12/31/2011........  $ 9.74001    $ 8.09666         0
   01/01/2012 to 12/31/2012........  $ 8.09666    $ 8.19631         0
   01/01/2013 to 12/31/2013........  $ 8.19631    $ 9.23949         0

                                                                NUMBER OF
                                    ACCUMULATION ACCUMULATION  ACCUMULATION
                                     UNIT VALUE   UNIT VALUE      UNITS
                                    AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                         OF PERIOD    OF PERIOD   END OF PERIOD
------------                        ------------ ------------ --------------
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 9.98210    $11.04844         0
   01/01/2010 to 12/31/2010........  $11.04844    $11.41433         0
   01/01/2011 to 12/31/2011........  $11.41433    $11.61219         0
   01/01/2012 to 12/31/2012........  $11.61219    $11.93765         0
   01/01/2013 to 12/31/2013........  $11.93765    $11.22534         0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 5.76647    $ 7.30333         0
   01/01/2010 to 12/31/2010........  $ 7.30333    $ 8.17987         0
   01/01/2011 to 12/31/2011........  $ 8.17987    $ 7.71587         0
   01/01/2012 to 12/31/2012........  $ 7.71587    $ 8.36794         0
   01/01/2013 to 12/31/2013........  $ 8.36794    $ 9.85179         0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009........  $ 9.36703    $10.07149         0
   01/01/2010 to 12/31/2010........  $10.07149    $10.60726         0
   01/01/2011 to 12/31/2011........  $10.60726    $10.98814         0
   01/01/2012 to 12/31/2012........  $10.98814    $11.57804         0
   01/01/2013 to 12/31/2013........  $11.57804    $11.14289         0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2009 to 12/31/2009........  $ 6.60925    $ 8.40410         0
   01/01/2010 to 12/31/2010........  $ 8.40410    $ 9.05182         0
   01/01/2011 to 12/31/2011........  $ 9.05182    $ 8.69622         0
   01/01/2012 to 09/21/2012........  $ 8.69622    $ 9.69586         0


*  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: TRUEACCUMULATION HIGHEST DAILY AND COMBINATION 5%
                     ROLL UP AND HAV DEATH BENEFIT (2.40%)


                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.06538    $ 6.92442         0
   01/01/2009 to 12/31/2009.........  $ 6.92442    $ 8.40902         0
   01/01/2010 to 12/31/2010.........  $ 8.40902    $ 9.19416         0
   01/01/2011 to 12/31/2011.........  $ 9.19416    $ 8.73996         0
   01/01/2012 to 12/31/2012.........  $ 8.73996    $ 9.60702         0
   01/01/2013 to 12/31/2013.........  $ 9.60702    $10.31731         0
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.29087    $ 7.16507         0
   01/01/2009 to 12/31/2009.........  $ 7.16507    $ 8.83017         0
   01/01/2010 to 12/31/2010.........  $ 8.83017    $ 9.80492         0
   01/01/2011 to 12/31/2011.........  $ 9.80492    $ 9.58582         0
   01/01/2012 to 12/31/2012.........  $ 9.58582    $10.63813         0
   01/01/2013 to 12/31/2013.........  $10.63813    $12.10842         0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.07404    $ 6.07283         0
   01/01/2009 to 12/31/2009.........  $ 6.07283    $ 6.98428         0
   01/01/2010 to 12/31/2010.........  $ 6.98428    $ 7.76476         0
   01/01/2011 to 12/31/2011.........  $ 7.76476    $ 7.85362         0
   01/01/2012 to 05/04/2012.........  $ 7.85362    $ 8.51251         0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.16748    $ 7.24959         0
   01/01/2009 to 12/31/2009.........  $ 7.24959    $ 8.72886         0
   01/01/2010 to 12/31/2010.........  $ 8.72886    $ 9.57364         0
   01/01/2011 to 12/31/2011.........  $ 9.57364    $ 9.23564         0
   01/01/2012 to 12/31/2012.........  $ 9.23564    $10.14363         0
   01/01/2013 to 12/31/2013.........  $10.14363    $11.65374         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99805    $ 9.12332         0
   01/01/2012 to 12/31/2012.........  $ 9.12332    $ 9.96856         0
   01/01/2013 to 12/31/2013.........  $ 9.96856    $10.79120         0
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013........  $ 9.99805    $10.44929         0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009........  $ 9.99870    $ 9.32586         0
   01/01/2010 to 12/31/2010.........  $ 9.32586    $10.07014         0
   01/01/2011 to 12/31/2011.........  $10.07014    $10.78210         0
   01/01/2012 to 12/31/2012.........  $10.78210    $10.96703         0
   01/01/2013 to 12/31/2013.........  $10.96703    $10.63581         0
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008........  $10.02953    $12.12017         0
   01/01/2009 to 12/31/2009.........  $12.12017    $11.11953         0
   01/01/2010 to 12/31/2010.........  $11.11953    $12.07315         0
   01/01/2011 to 12/31/2011.........  $12.07315    $13.39132         0
   01/01/2012 to 12/31/2012.........  $13.39132    $13.82393         0
   01/01/2013 to 12/31/2013.........  $13.82393    $13.07505         0
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008........  $10.02950    $12.17723         0
   01/01/2009 to 12/31/2009.........  $12.17723    $10.97570         0
   01/01/2010 to 12/31/2010.........  $10.97570    $11.93588         0
   01/01/2011 to 12/31/2011.........  $11.93588    $13.51805         0
   01/01/2012 to 12/31/2012.........  $13.51805    $13.97366         0
   01/01/2013 to 12/31/2013.........  $13.97366    $12.98643         0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009........  $ 9.99870    $ 8.73986         0
   01/01/2010 to 12/31/2010.........  $ 8.73986    $ 9.54567         0
   01/01/2011 to 12/31/2011.........  $ 9.54567    $11.06302         0
   01/01/2012 to 12/31/2012.........  $11.06302    $11.48563         0
   01/01/2013 to 12/31/2013.........  $11.48563    $10.48523         0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010........  $ 9.99740    $10.94703         0
   01/01/2011 to 12/31/2011.........  $10.94703    $12.86080         0
   01/01/2012 to 12/31/2012.........  $12.86080    $13.41162         0
   01/01/2013 to 12/31/2013.........  $13.41162    $12.18000         0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011........  $ 9.99805    $11.95382         0
   01/01/2012 to 12/31/2012.........  $11.95382    $12.35536         0
   01/01/2013 to 12/31/2013.........  $12.35536    $10.88942         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012........  $ 9.99740    $10.34095         0
   01/01/2013 to 12/31/2013.........  $10.34095    $ 9.06825         0
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013........  $ 9.99870    $ 8.70067         0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.95763    $ 6.59952         0
   01/01/2009 to 12/31/2009.........  $ 6.59952    $ 8.07701         0
   01/01/2010 to 12/31/2010.........  $ 8.07701    $ 8.94247         0
   01/01/2011 to 12/31/2011.........  $ 8.94247    $ 8.52098         0
   01/01/2012 to 12/31/2012.........  $ 8.52098    $ 9.46255         0
   01/01/2013 to 12/31/2013.........  $ 9.46255    $11.33628         0
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013........  $ 9.99805    $11.59238         0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.42778    $ 5.92299         0
   01/01/2009 to 12/31/2009.........  $ 5.92299    $ 7.63062         0
   01/01/2010 to 12/31/2010.........  $ 7.63062    $ 9.58957         0
   01/01/2011 to 12/31/2011.........  $ 9.58957    $ 9.98202         0
   01/01/2012 to 12/31/2012.........  $ 9.98202    $11.24342         0
   01/01/2013 to 12/31/2013.........  $11.24342    $11.32354         0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 07/18/2008........  $ 8.64233    $ 8.03870         0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013........  $ 9.99805    $ 9.64246         0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.12483    $ 5.55993         0
   01/01/2009 to 12/31/2009.........  $ 5.55993    $ 7.20277         0
   01/01/2010 to 12/31/2010.........  $ 7.20277    $ 9.32300         0
   01/01/2011 to 12/31/2011.........  $ 9.32300    $ 7.91066         0
   01/01/2012 to 12/31/2012.........  $ 7.91066    $ 9.27529         0
   01/01/2013 to 12/31/2013.........  $ 9.27529    $12.75426         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10341    $ 7.47125         0
   01/01/2009 to 12/31/2009.........  $ 7.47125    $ 8.84491         0
   01/01/2010 to 12/31/2010.........  $ 8.84491    $ 9.78810         0
   01/01/2011 to 12/31/2011.........  $ 9.78810    $ 9.32246         0
   01/01/2012 to 12/31/2012.........  $ 9.32246    $10.34462         0
   01/01/2013 to 12/31/2013.........  $10.34462    $12.04384         0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.02080    $ 6.65105         0
   01/01/2009 to 12/31/2009.........  $ 6.65105    $ 8.04404         0
   01/01/2010 to 12/31/2010.........  $ 8.04404    $ 8.98365         0
   01/01/2011 to 12/31/2011.........  $ 8.98365    $ 8.64113         0
   01/01/2012 to 12/31/2012.........  $ 8.64113    $ 9.33532         0
   01/01/2013 to 12/31/2013.........  $ 9.33532    $10.46187         0
   AST Focus Four Plus Portfolio....
   07/21/2008* to 12/31/2008........  $ 9.99806    $ 7.44900         0
   01/01/2009 to 11/13/2009.........  $ 7.44900    $ 8.27992         0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99805    $10.69651         0
   01/01/2013 to 12/31/2013.........  $10.69651    $13.00172         0
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013........  $ 9.99805    $10.76422         0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17473    $ 6.09375         0
   01/01/2009 to 12/31/2009.........  $ 6.09375    $ 8.03932         0
   01/01/2010 to 12/31/2010.........  $ 8.03932    $ 9.43655         0
   01/01/2011 to 12/31/2011.........  $ 9.43655    $ 8.75100         0
   01/01/2012 to 12/31/2012.........  $ 8.75100    $10.83585         0
   01/01/2013 to 12/31/2013.........  $10.83585    $11.04153         0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.95722    $ 6.05384         0
   01/01/2009 to 12/31/2009.........  $ 6.05384    $ 8.83209         0
   01/01/2010 to 12/31/2010.........  $ 8.83209    $ 9.51216         0
   01/01/2011 to 12/31/2011.........  $ 9.51216    $ 8.92160         0
   01/01/2012 to 12/31/2012.........  $ 8.92160    $10.43375         0
   01/01/2013 to 12/31/2013.........  $10.43375    $13.21904         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.31391    $ 5.89382         0
   01/01/2009 to 12/31/2009.........  $ 5.89382    $ 6.85990         0
   01/01/2010 to 12/31/2010.........  $ 6.85990    $ 7.56217         0
   01/01/2011 to 12/31/2011.........  $ 7.56217    $ 6.97730         0
   01/01/2012 to 12/31/2012.........  $ 6.97730    $ 8.15322         0
   01/01/2013 to 12/31/2013.........  $ 8.15322    $10.63258         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.29578    $ 6.01015         0
   01/01/2009 to 12/31/2009.........  $ 6.01015    $ 9.21996         0
   01/01/2010 to 12/31/2010.........  $ 9.21996    $10.78877         0
   01/01/2011 to 12/31/2011.........  $10.78877    $10.22214         0
   01/01/2012 to 12/31/2012.........  $10.22214    $11.93973         0
   01/01/2013 to 12/31/2013.........  $11.93973    $15.41299         0
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08908    $ 7.57970         0
   01/01/2009 to 12/31/2009.........  $ 7.57970    $ 9.13255         0
   01/01/2010 to 12/31/2010.........  $ 9.13255    $ 9.95263         0
   01/01/2011 to 12/31/2011.........  $ 9.95263    $ 9.67006         0
   01/01/2012 to 12/31/2012.........  $ 9.67006    $10.39923         0
   01/01/2013 to 12/31/2013.........  $10.39923    $11.15248         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03294    $ 7.61483         0
   01/01/2009 to 12/31/2009.........  $ 7.61483    $ 9.43248         0
   01/01/2010 to 12/31/2010.........  $ 9.43248    $11.67679         0
   01/01/2011 to 12/31/2011.........  $11.67679    $11.55156         0
   01/01/2012 to 12/31/2012.........  $11.55156    $13.04978         0
   01/01/2013 to 12/31/2013.........  $13.04978    $17.68972         0
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.32080    $ 5.99056         0
   01/01/2009 to 12/31/2009.........  $ 5.99056    $ 6.91817         0
   01/01/2010 to 12/31/2010.........  $ 6.91817    $ 7.59645         0
   01/01/2011 to 12/31/2011.........  $ 7.59645    $ 7.38192         0
   01/01/2012 to 12/31/2012.........  $ 7.38192    $ 8.17436         0
   01/01/2013 to 12/31/2013.........  $ 8.17436    $10.74695         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST HIGH YIELD PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.57213    $ 7.62984         0
   01/01/2009 to 12/31/2009.........  $ 7.62984    $10.09994         0
   01/01/2010 to 12/31/2010.........  $10.09994    $11.19443         0
   01/01/2011 to 12/31/2011.........  $11.19443    $11.27903         0
   01/01/2012 to 12/31/2012.........  $11.27903    $12.54195         0
   01/01/2013 to 12/31/2013.........  $12.54195    $13.12707         0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.46471    $ 5.36411         0
   01/01/2009 to 12/31/2009.........  $ 5.36411    $ 7.08678         0
   01/01/2010 to 12/31/2010.........  $ 7.08678    $ 7.92392         0
   01/01/2011 to 12/31/2011.........  $ 7.92392    $ 6.73808         0
   01/01/2012 to 12/31/2012.........  $ 6.73808    $ 7.91964         0
   01/01/2013 to 12/31/2013.........  $ 7.91964    $ 9.20763         0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.85053    $ 5.70965         0
   01/01/2009 to 12/31/2009.........  $ 5.70965    $ 7.27610         0
   01/01/2010 to 12/31/2010.........  $ 7.27610    $ 7.89291         0
   01/01/2011 to 12/31/2011.........  $ 7.89291    $ 6.74057         0
   01/01/2012 to 12/31/2012.........  $ 6.74057    $ 7.67977         0
   01/01/2013 to 12/31/2013.........  $ 7.67977    $ 8.95950         0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11160    $ 7.10584         0
   01/01/2009 to 12/31/2009.........  $ 7.10584    $ 8.78953         0
   01/01/2010 to 12/31/2010.........  $ 8.78953    $ 9.76926         0
   01/01/2011 to 12/31/2011.........  $ 9.76926    $ 9.48596         0
   01/01/2012 to 12/31/2012.........  $ 9.48596    $10.52117         0
   01/01/2013 to 12/31/2013.........  $10.52117    $11.94705         0
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.03277    $ 5.90321         0
   01/01/2009 to 12/31/2009.........  $ 5.90321    $ 7.83316         0
   01/01/2010 to 12/31/2010.........  $ 7.83316    $ 8.19781         0
   01/01/2011 to 12/31/2011.........  $ 8.19781    $ 7.27313         0
   01/01/2012 to 12/31/2012.........  $ 7.27313    $ 8.65832         0
   01/01/2013 to 12/31/2013.........  $ 8.65832    $ 9.75394         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.18772    $ 7.77514         0
   01/01/2009 to 12/31/2009.........  $ 7.77514    $ 9.26456         0
   01/01/2010 to 12/31/2010.........  $ 9.26456    $ 9.70934         0
   01/01/2011 to 12/31/2011.........  $ 9.70934    $ 9.50397         0
   01/01/2012 to 12/31/2012.........  $ 9.50397    $10.27542         0
   01/01/2013 to 12/31/2013.........  $10.27542    $11.14123         0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08344    $10.28102         0
   01/01/2010 to 12/31/2010.........  $10.28102    $11.17602         0
   01/01/2011 to 12/31/2011.........  $11.17602    $10.98635         0
   01/01/2012 to 12/31/2012.........  $10.98635    $12.35740         0
   01/01/2013 to 12/31/2013.........  $12.35740    $16.47138         0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14482    $10.29078         0
   01/01/2010 to 12/31/2010.........  $10.29078    $11.42856         0
   01/01/2011 to 12/31/2011.........  $11.42856    $10.50527         0
   01/01/2012 to 12/31/2012.........  $10.50527    $11.61581         0
   01/01/2013 to 12/31/2013.........  $11.61581    $14.90839         0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.12432    $ 5.44618         0
   01/01/2009 to 12/31/2009.........  $ 5.44618    $ 6.35197         0
   01/01/2010 to 12/31/2010.........  $ 6.35197    $ 7.01917         0
   01/01/2011 to 12/31/2011.........  $ 7.01917    $ 6.56788         0
   01/01/2012 to 12/31/2012.........  $ 6.56788    $ 7.49650         0
   01/01/2013 to 12/31/2013.........  $ 7.49650    $10.23865         0
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.95140    $ 5.93836         0
   01/01/2009 to 12/31/2009.........  $ 5.93836    $ 7.52477         0
   01/01/2010 to 12/31/2010.........  $ 7.52477    $ 8.79962         0
   01/01/2011 to 12/31/2011.........  $ 8.79962    $ 8.51486         0
   01/01/2012 to 12/31/2012.........  $ 8.51486    $ 9.33452         0
   01/01/2013 to 12/31/2013.........  $ 9.33452    $12.45287         0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.34832    $ 7.77034         0
   01/01/2009 to 12/31/2009.........  $ 7.77034    $10.21385         0
   01/01/2010 to 12/31/2010.........  $10.21385    $11.31212         0
   01/01/2011 to 12/31/2011.........  $11.31212    $12.17065         0
   01/01/2012 to 12/31/2012.........  $12.17065    $12.58918         0
   01/01/2013 to 12/31/2013.........  $12.58918    $12.04769         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.14043    $ 6.70496         0
   01/01/2009 to 12/31/2009.........  $ 6.70496    $ 8.61060         0
   01/01/2010 to 12/31/2010.........  $ 8.61060    $ 9.42163         0
   01/01/2011 to 12/31/2011.........  $ 9.42163    $ 8.91254         0
   01/01/2012 to 12/31/2012.........  $ 8.91254    $10.71153         0
   01/01/2013 to 12/31/2013.........  $10.71153    $13.35082         0
AST MFS GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.34422    $ 6.67623         0
   01/01/2009 to 12/31/2009.........  $ 6.67623    $ 8.10407         0
   01/01/2010 to 12/31/2010.........  $ 8.10407    $ 8.92570         0
   01/01/2011 to 12/31/2011.........  $ 8.92570    $ 8.66471         0
   01/01/2012 to 12/31/2012.........  $ 8.66471    $ 9.90656         0
   01/01/2013 to 12/31/2013.........  $ 9.90656    $13.22516         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012........  $ 9.99805    $10.16994         0
   01/01/2013 to 12/31/2013.........  $10.16994    $13.35804         0
AST MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.71651    $ 5.87360         0
   01/01/2009 to 12/31/2009.........  $ 5.87360    $ 7.96604         0
   01/01/2010 to 12/31/2010.........  $ 7.96604    $ 9.61562         0
   01/01/2011 to 12/31/2011.........  $ 9.61562    $ 9.06611         0
   01/01/2012 to 12/31/2012.........  $ 9.06611    $10.48281         0
   01/01/2013 to 12/31/2013.........  $10.48281    $13.55519         0
AST MONEY MARKET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.12956    $10.11022         0
   01/01/2009 to 12/31/2009.........  $10.11022    $ 9.89725         0
   01/01/2010 to 12/31/2010.........  $ 9.89725    $ 9.66733         0
   01/01/2011 to 12/31/2011.........  $ 9.66733    $ 9.44302         0
   01/01/2012 to 12/31/2012.........  $ 9.44302    $ 9.22182         0
   01/01/2013 to 12/31/2013.........  $ 9.22182    $ 9.00524         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.62312    $ 5.63607         0
   01/01/2009 to 12/31/2009.........  $ 5.63607    $ 7.74083         0
   01/01/2010 to 12/31/2010.........  $ 7.74083    $ 9.33087         0
   01/01/2011 to 12/31/2011.........  $ 9.33087    $ 8.88576         0
   01/01/2012 to 12/31/2012.........  $ 8.88576    $10.16303         0
   01/01/2013 to 12/31/2013.........  $10.16303    $14.09374         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.02796    $10.05841         0
   01/01/2012 to 12/31/2012.........  $10.05841    $10.30053         0
   01/01/2013 to 12/31/2013.........  $10.30053    $ 9.77368         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.51578    $ 5.80929         0
   01/01/2009 to 12/31/2009.........  $ 5.80929    $ 7.36289         0
   01/01/2010 to 12/31/2010.........  $ 7.36289    $ 9.25213         0
   01/01/2011 to 12/31/2011.........  $ 9.25213    $ 9.18770         0
   01/01/2012 to 12/31/2012.........  $ 9.18770    $10.08264         0
   01/01/2013 to 12/31/2013.........  $10.08264    $13.05700         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.12128    $ 6.28737         0
   01/01/2009 to 12/31/2009.........  $ 6.28737    $ 7.52520         0
   01/01/2010 to 12/31/2010.........  $ 7.52520    $ 8.83808         0
   01/01/2011 to 04/29/2011.........  $ 8.83808    $ 9.89037         0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99805    $10.27404         0
   01/01/2013 to 12/31/2013.........  $10.27404    $11.93056         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10080    $ 5.55593         0
   01/01/2009 to 12/31/2009.........  $ 5.55593    $ 9.03439         0
   01/01/2010 to 12/31/2010.........  $ 9.03439    $10.78725         0
   01/01/2011 to 12/31/2011.........  $10.78725    $ 8.39889         0
   01/01/2012 to 12/31/2012.........  $ 8.39889    $ 9.67193         0
   01/01/2013 to 12/31/2013.........  $ 9.67193    $ 9.46594         0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.47523    $10.18372         0
   01/01/2009 to 12/31/2009.........  $10.18372    $10.96202         0
   01/01/2010 to 12/31/2010.........  $10.96202    $11.12215         0
   01/01/2011 to 12/31/2011.........  $11.12215    $11.10585         0
   01/01/2012 to 12/31/2012.........  $11.10585    $11.35381         0
   01/01/2013 to 12/31/2013.........  $11.35381    $10.84620         0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.82785    $10.09179         0
   01/01/2009 to 12/31/2009.........  $10.09179    $11.48362         0
   01/01/2010 to 12/31/2010.........  $11.48362    $12.07957         0
   01/01/2011 to 12/31/2011.........  $12.07957    $12.17143         0
   01/01/2012 to 12/31/2012.........  $12.17143    $12.99318         0
   01/01/2013 to 12/31/2013.........  $12.99318    $12.45510         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.38024    $ 8.22631         0
   01/01/2009 to 12/31/2009.........  $ 8.22631    $ 9.64296         0
   01/01/2010 to 12/31/2010.........  $ 9.64296    $10.41219         0
   01/01/2011 to 12/31/2011.........  $10.41219    $10.26954         0
   01/01/2012 to 12/31/2012.........  $10.26954    $11.06847         0
   01/01/2013 to 12/31/2013.........  $11.06847    $11.80439         0
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.01797    $10.05829         0
   01/01/2012 to 12/31/2012.........  $10.05829    $10.52020         0
   01/01/2013 to 12/31/2013.........  $10.52020    $10.03561         0
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.16645    $ 6.09825         0
   01/01/2009 to 12/31/2009.........  $ 6.09825    $ 7.50203         0
   01/01/2010 to 12/31/2010.........  $ 7.50203    $ 8.71937         0
   01/01/2011 to 12/31/2011.........  $ 8.71937    $ 7.98582         0
   01/01/2012 to 12/31/2012.........  $ 7.98582    $ 8.80550         0
   01/01/2013 to 12/31/2013.........  $ 8.80550    $10.06294         0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.26295    $ 5.81657         0
   01/01/2009 to 12/31/2009.........  $ 5.81657    $ 6.91956         0
   01/01/2010 to 12/31/2010.........  $ 6.91956    $ 7.77416         0
   01/01/2011 to 12/31/2011.........  $ 7.77416    $ 7.85445         0
   01/01/2012 to 12/31/2012.........  $ 7.85445    $ 9.11210         0
   01/01/2013 to 12/31/2013.........  $ 9.11210    $11.78388         0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99805    $ 8.85749         0
   01/01/2012 to 12/31/2012.........  $ 8.85749    $ 9.78732         0
   01/01/2013 to 12/31/2013.........  $ 9.78732    $11.69834         0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08090    $ 7.31179         0
   01/01/2009 to 12/31/2009.........  $ 7.31179    $ 8.81013         0
   01/01/2010 to 12/31/2010.........  $ 8.81013    $ 9.62868         0
   01/01/2011 to 12/31/2011.........  $ 9.62868    $ 9.23226         0
   01/01/2012 to 12/31/2012.........  $ 9.23226    $ 9.94220         0
   01/01/2013 to 12/31/2013.........  $ 9.94220    $10.91650         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09908    $ 6.66583         0
   01/01/2009 to 12/31/2009.........  $ 6.66583    $ 8.25716         0
   01/01/2010 to 12/31/2010.........  $ 8.25716    $ 9.22004         0
   01/01/2011 to 12/31/2011.........  $ 9.22004    $ 8.78895         0
   01/01/2012 to 12/31/2012.........  $ 8.78895    $ 9.94724         0
   01/01/2013 to 12/31/2013.........  $ 9.94724    $11.46812         0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11678    $ 7.08081         0
   01/01/2009 to 12/31/2009.........  $ 7.08081    $ 8.81015         0
   01/01/2010 to 12/31/2010.........  $ 8.81015    $ 9.61974         0
   01/01/2011 to 12/31/2011.........  $ 9.61974    $ 9.07676         0
   01/01/2012 to 12/31/2012.........  $ 9.07676    $ 9.85056         0
   01/01/2013 to 12/31/2013.........  $ 9.85056    $11.00461         0
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.43516    $ 6.24676         0
   01/01/2009 to 12/31/2009.........  $ 6.24676    $ 8.16855         0
   01/01/2010 to 12/31/2010.........  $ 8.16855    $10.88192         0
   01/01/2011 to 12/31/2011.........  $10.88192    $10.52284         0
   01/01/2012 to 12/31/2012.........  $10.52284    $11.52660         0
   01/01/2013 to 12/31/2013.........  $11.52660    $15.21539         0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.31846    $ 6.46922         0
   01/01/2009 to 12/31/2009.........  $ 6.46922    $ 8.02319         0
   01/01/2010 to 12/31/2010.........  $ 8.02319    $ 9.87158         0
   01/01/2011 to 12/31/2011.........  $ 9.87158    $ 9.06404         0
   01/01/2012 to 12/31/2012.........  $ 9.06404    $10.45837         0
   01/01/2013 to 12/31/2013.........  $10.45837    $14.03278         0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.00864    $ 7.35660         0
   01/01/2009 to 12/31/2009.........  $ 7.35660    $ 8.91799         0
   01/01/2010 to 12/31/2010.........  $ 8.91799    $ 9.71338         0
   01/01/2011 to 12/31/2011.........  $ 9.71338    $ 9.67390         0
   01/01/2012 to 12/31/2012.........  $ 9.67390    $10.72140         0
   01/01/2013 to 12/31/2013.........  $10.72140    $12.23218         0
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 8.99463    $ 5.36702         0
   01/01/2009 to 12/31/2009.........  $ 5.36702    $ 6.48824         0
   01/01/2010 to 12/31/2010.........  $ 6.48824    $ 7.17521         0
   01/01/2011 to 12/31/2011.........  $ 7.17521    $ 6.89216         0
   01/01/2012 to 12/31/2012.........  $ 6.89216    $ 7.89104         0
   01/01/2013 to 12/31/2013.........  $ 7.89104    $ 9.99332         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.58632    $ 5.83132         0
   01/01/2009 to 12/31/2009.........  $ 5.83132    $ 8.73379         0
   01/01/2010 to 12/31/2010.........  $ 8.73379    $ 9.87738         0
   01/01/2011 to 12/31/2011.........  $ 9.87738    $ 9.48238         0
   01/01/2012 to 12/31/2012.........  $ 9.48238    $10.88753         0
   01/01/2013 to 12/31/2013.........  $10.88753    $15.31319         0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2008* to 12/31/2008........  $11.99749    $ 5.66799         0
   01/01/2009 to 12/31/2009.........  $ 5.66799    $ 8.26638         0
   01/01/2010 to 12/31/2010.........  $ 8.26638    $ 9.72356         0
   01/01/2011 to 12/31/2011.........  $ 9.72356    $ 8.07903         0
   01/01/2012 to 12/31/2012.........  $ 8.07903    $ 8.17432         0
   01/01/2013 to 12/31/2013.........  $ 8.17432    $ 9.21029         0
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.96294    $10.07953         0
   01/01/2009 to 12/31/2009.........  $10.07953    $11.03553         0
   01/01/2010 to 12/31/2010.........  $11.03553    $11.39552         0
   01/01/2011 to 12/31/2011.........  $11.39552    $11.58745         0
   01/01/2012 to 12/31/2012.........  $11.58745    $11.90634         0
   01/01/2013 to 12/31/2013.........  $11.90634    $11.19041         0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.71750    $ 5.81623         0
   01/01/2009 to 12/31/2009.........  $ 5.81623    $ 7.29458         0
   01/01/2010 to 12/31/2010.........  $ 7.29458    $ 8.16614         0
   01/01/2011 to 12/31/2011.........  $ 8.16614    $ 7.69914         0
   01/01/2012 to 12/31/2012.........  $ 7.69914    $ 8.34565         0
   01/01/2013 to 12/31/2013.........  $ 8.34565    $ 9.82081         0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.20883    $ 9.22953         0
   01/01/2009 to 12/31/2009.........  $ 9.22953    $10.06109         0
   01/01/2010 to 12/31/2010.........  $10.06109    $10.59108         0
   01/01/2011 to 12/31/2011.........  $10.59108    $10.96607         0
   01/01/2012 to 12/31/2012.........  $10.96607    $11.54912         0
   01/01/2013 to 12/31/2013.........  $11.54912    $11.10962         0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07792    $ 6.61128         0
   01/01/2009 to 12/31/2009.........  $ 6.61128    $ 8.39711         0
   01/01/2010 to 12/31/2010.........  $ 8.39711    $ 9.03984         0
   01/01/2011 to 12/31/2011.........  $ 9.03984    $ 8.68046         0
   01/01/2012 to 09/21/2012.........  $ 8.68046    $ 9.67481         0



*  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

     ACCUMULATION UNIT VALUES: TRUEINCOME OR TRUEINCOME HIGHEST DAILY AND COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT OR HIGHEST DAILY VALUE DEATH
      BENEFIT (2.65%) OR TRUEACCUMULATION HD 60 BPS AND COMBO DB (2.65%)


                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09227    $10.39083         0
   01/01/2008 to 12/31/2008.........  $10.39083    $ 6.90031         0
   01/01/2009 to 12/31/2009.........  $ 6.90031    $ 8.35909         0
   01/01/2010 to 12/31/2010.........  $ 8.35909    $ 9.11727         0
   01/01/2011 to 12/31/2011.........  $ 9.11727    $ 8.64578         0
   01/01/2012 to 12/31/2012.........  $ 8.64578    $ 9.48020         0
   01/01/2013 to 12/31/2013.........  $ 9.48020    $10.15623         0
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11392    $10.44156         0
   01/01/2008 to 12/31/2008.........  $10.44156    $ 7.14011         0
   01/01/2009 to 12/31/2009.........  $ 7.14011    $ 8.77789         0
   01/01/2010 to 12/31/2010.........  $ 8.77789    $ 9.72305         0
   01/01/2011 to 12/31/2011.........  $ 9.72305    $ 9.48269         0
   01/01/2012 to 12/31/2012.........  $ 9.48269    $10.49791         0
   01/01/2013 to 12/31/2013.........  $10.49791    $11.91973         0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06533    $ 9.52001         0
   01/01/2008 to 12/31/2008.........  $ 9.52001    $ 6.05164         0
   01/01/2009 to 12/31/2009.........  $ 6.05164    $ 6.94298         0
   01/01/2010 to 12/31/2010.........  $ 6.94298    $ 7.70001         0
   01/01/2011 to 12/31/2011.........  $ 7.70001    $ 7.76914         0
   01/01/2012 to 05/04/2012.........  $ 7.76914    $ 8.41390         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07604    $10.40145          0
   01/01/2008 to 12/31/2008.........  $10.40145    $ 7.22436        496
   01/01/2009 to 12/31/2009.........  $ 7.22436    $ 8.67713          0
   01/01/2010 to 12/31/2010.........  $ 8.67713    $ 9.49379          0
   01/01/2011 to 12/31/2011.........  $ 9.49379    $ 9.13639          0
   01/01/2012 to 12/31/2012.........  $ 9.13639    $10.01010          0
   01/01/2013 to 12/31/2013.........  $10.01010    $11.47234          0
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99785    $ 9.10829          0
   01/01/2012 to 12/31/2012.........  $ 9.10829    $ 9.92784          0
   01/01/2013 to 12/31/2013.........  $ 9.92784    $10.72083          0
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013........  $ 9.99785    $10.43198          0
AST BOND PORTFOLIO 2016
   05/01/2009* to 12/31/2009........  $ 9.93806    $ 9.57501          0
   01/01/2010 to 12/31/2010.........  $ 9.57501    $10.31396          0
   01/01/2011 to 12/31/2011.........  $10.31396    $11.01624          0
   01/01/2012 to 12/31/2012.........  $11.01624    $11.17784          0
   01/01/2013 to 12/31/2013.........  $11.17784    $10.81388          0
AST BOND PORTFOLIO 2018
   05/01/2009* to 12/31/2009........  $ 9.92249    $ 9.64071          0
   01/01/2010 to 12/31/2010.........  $ 9.64071    $10.44194          0
   01/01/2011 to 12/31/2011.........  $10.44194    $11.55389          0
   01/01/2012 to 12/31/2012.........  $11.55389    $11.89796          0
   01/01/2013 to 12/31/2013.........  $11.89796    $11.22618          0
AST BOND PORTFOLIO 2019
   05/01/2009* to 12/31/2009........  $ 9.90527    $ 9.54186          0
   01/01/2010 to 12/31/2010.........  $ 9.54186    $10.35128          0
   01/01/2011 to 12/31/2011.........  $10.35128    $11.69489          0
   01/01/2012 to 12/31/2012.........  $11.69489    $12.05951          0
   01/01/2013 to 12/31/2013.........  $12.05951    $11.18006          0
AST BOND PORTFOLIO 2020
   05/01/2009* to 12/31/2009........  $ 9.88398    $ 9.21794          0
   01/01/2010 to 12/31/2010.........  $ 9.21794    $10.04322          0
   01/01/2011 to 12/31/2011.........  $10.04322    $11.61140          0
   01/01/2012 to 12/31/2012.........  $11.61140    $12.02539          0
   01/01/2013 to 12/31/2013.........  $12.02539    $10.95112          0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010........  $ 9.99713    $10.92031            0
   01/01/2011 to 12/31/2011.........  $10.92031    $12.79825            0
   01/01/2012 to 12/31/2012.........  $12.79825    $13.31383            0
   01/01/2013 to 12/31/2013.........  $13.31383    $12.06163            0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011........  $ 9.99785    $11.92479            0
   01/01/2012 to 12/31/2012.........  $11.92479    $12.29524            0
   01/01/2013 to 12/31/2013.........  $12.29524    $10.81000            0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012........  $ 9.99714    $10.31556            0
   01/01/2013 to 12/31/2013.........  $10.31556    $ 9.02389            0
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013........  $ 9.99856    $ 8.67953            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11540    $10.37647            0
   01/01/2008 to 12/31/2008.........  $10.37647    $ 6.57655       29,401
   01/01/2009 to 12/31/2009.........  $ 6.57655    $ 8.02932       28,894
   01/01/2010 to 12/31/2010.........  $ 8.02932    $ 8.86803       28,894
   01/01/2011 to 12/31/2011.........  $ 8.86803    $ 8.42949       28,894
   01/01/2012 to 12/31/2012.........  $ 8.42949    $ 9.33797            0
   01/01/2013 to 12/31/2013.........  $ 9.33797    $11.15981            0
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013........  $ 9.99785    $11.56831            0
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10513    $ 9.32927            0
   01/01/2008 to 12/31/2008.........  $ 9.32927    $ 5.90231            0
   01/01/2009 to 12/31/2009.........  $ 5.90231    $ 7.58532            0
   01/01/2010 to 12/31/2010.........  $ 7.58532    $ 9.50959            0
   01/01/2011 to 12/31/2011.........  $ 9.50959    $ 9.87469            0
   01/01/2012 to 12/31/2012.........  $ 9.87469    $11.09535            0
   01/01/2013 to 12/31/2013.........  $11.09535    $11.14713            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12657    $ 8.79844            0
   01/01/2008 to 07/18/2008.........  $ 8.79844    $ 8.01958            0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013........  $ 9.99785    $ 9.62638            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09447    $10.17337         0
   01/01/2008 to 12/31/2008.........  $10.17337    $ 5.54052         0
   01/01/2009 to 12/31/2009.........  $ 5.54052    $ 7.16012         0
   01/01/2010 to 12/31/2010.........  $ 7.16012    $ 9.24532         0
   01/01/2011 to 12/31/2011.........  $ 9.24532    $ 7.82562         0
   01/01/2012 to 12/31/2012.........  $ 7.82562    $ 9.15309         0
   01/01/2013 to 12/31/2013.........  $ 9.15309    $12.55559         0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10334    $ 7.45895         0
   01/01/2009 to 12/31/2009.........  $ 7.45895    $ 8.80874         0
   01/01/2010 to 12/31/2010.........  $ 8.80874    $ 9.72448         0
   01/01/2011 to 12/31/2011.........  $ 9.72448    $ 9.23921         0
   01/01/2012 to 12/31/2012.........  $ 9.23921    $10.22716         0
   01/01/2013 to 12/31/2013.........  $10.22716    $11.87803         0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08810    $10.38551         0
   01/01/2008 to 12/31/2008.........  $10.38551    $ 6.62792         0
   01/01/2009 to 12/31/2009.........  $ 6.62792    $ 7.99653         0
   01/01/2010 to 12/31/2010.........  $ 7.99653    $ 8.90882         0
   01/01/2011 to 12/31/2011.........  $ 8.90882    $ 8.54831         0
   01/01/2012 to 12/31/2012.........  $ 8.54831    $ 9.21253         0
   01/01/2013 to 12/31/2013.........  $ 9.21253    $10.29907         0
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99786    $ 7.44073         0
   01/01/2009 to 11/13/2009.........  $ 7.44073    $ 8.25328         0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99785    $10.67882         0
   01/01/2013 to 12/31/2013.........  $10.67882    $12.94864         0
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013........  $ 9.99785    $10.74633         0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17453    $ 6.08694         0
   01/01/2009 to 12/31/2009.........  $ 6.08694    $ 8.01078         0
   01/01/2010 to 12/31/2010.........  $ 8.01078    $ 9.38016         0
   01/01/2011 to 12/31/2011.........  $ 9.38016    $ 8.67757         0
   01/01/2012 to 12/31/2012.........  $ 8.67757    $10.71862         0
   01/01/2013 to 12/31/2013.........  $10.71862    $10.89549         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13334    $10.36817         0
   01/01/2008 to 12/31/2008.........  $10.36817    $ 6.03272         0
   01/01/2009 to 12/31/2009.........  $ 6.03272    $ 8.77977         0
   01/01/2010 to 12/31/2010.........  $ 8.77977    $ 9.43270         0
   01/01/2011 to 12/31/2011.........  $ 9.43270    $ 8.82564         0
   01/01/2012 to 12/31/2012.........  $ 8.82564    $10.29636         0
   01/01/2013 to 12/31/2013.........  $10.29636    $13.01316         0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07285    $10.16563         0
   01/01/2008 to 12/31/2008.........  $10.16563    $ 5.87322         0
   01/01/2009 to 12/31/2009.........  $ 5.87322    $ 6.81914         0
   01/01/2010 to 12/31/2010.........  $ 6.81914    $ 7.49886         0
   01/01/2011 to 12/31/2011.........  $ 7.49886    $ 6.90203         0
   01/01/2012 to 12/31/2012.........  $ 6.90203    $ 8.04562         0
   01/01/2013 to 12/31/2013.........  $ 8.04562    $10.46657         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12330    $10.38428         0
   01/01/2008 to 12/31/2008.........  $10.38428    $ 5.98918         0
   01/01/2009 to 12/31/2009.........  $ 5.98918    $ 9.16542         0
   01/01/2010 to 12/31/2010.........  $ 9.16542    $10.69873         0
   01/01/2011 to 12/31/2011.........  $10.69873    $10.11217         0
   01/01/2012 to 12/31/2012.........  $10.11217    $11.78240         0
   01/01/2013 to 12/31/2013.........  $11.78240    $15.17273         0
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08902    $ 7.56734         0
   01/01/2009 to 12/31/2009.........  $ 7.56734    $ 9.09543         0
   01/01/2010 to 12/31/2010.........  $ 9.09543    $ 9.88803         0
   01/01/2011 to 12/31/2011.........  $ 9.88803    $ 9.58401         0
   01/01/2012 to 12/31/2012.........  $ 9.58401    $10.28153         0
   01/01/2013 to 12/31/2013.........  $10.28153    $10.99946         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03274    $ 7.60640         0
   01/01/2009 to 12/31/2009.........  $ 7.60640    $ 9.39913         0
   01/01/2010 to 12/31/2010.........  $ 9.39913    $11.60707         0
   01/01/2011 to 12/31/2011.........  $11.60707    $11.45464         0
   01/01/2012 to 12/31/2012.........  $11.45464    $12.90874         0
   01/01/2013 to 12/31/2013.........  $12.90874    $17.45600         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07710    $ 9.77403         0
   01/01/2008 to 12/31/2008.........  $ 9.77403    $ 5.96968         0
   01/01/2009 to 12/31/2009.........  $ 5.96968    $ 6.87719         0
   01/01/2010 to 12/31/2010.........  $ 6.87719    $ 7.53304         0
   01/01/2011 to 12/31/2011.........  $ 7.53304    $ 7.30240         0
   01/01/2012 to 12/31/2012.........  $ 7.30240    $ 8.06654         0
   01/01/2013 to 12/31/2013.........  $ 8.06654    $10.57922         0
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.01015    $10.48257         0
   01/01/2008 to 12/31/2008.........  $10.48257    $ 7.60325         0
   01/01/2009 to 12/31/2009.........  $ 7.60325    $10.04005         0
   01/01/2010 to 12/31/2010.........  $10.04005    $11.10081         0
   01/01/2011 to 12/31/2011.........  $11.10081    $11.15742         0
   01/01/2012 to 12/31/2012.........  $11.15742    $12.37649         0
   01/01/2013 to 12/31/2013.........  $12.37649    $12.92221         0
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.24120    $11.02592         0
   01/01/2008 to 12/31/2008.........  $11.02592    $ 5.34542         0
   01/01/2009 to 12/31/2009.........  $ 5.34542    $ 7.04477         0
   01/01/2010 to 12/31/2010.........  $ 7.04477    $ 7.85766         0
   01/01/2011 to 12/31/2011.........  $ 7.85766    $ 6.66542         0
   01/01/2012 to 12/31/2012.........  $ 6.66542    $ 7.81527         0
   01/01/2013 to 12/31/2013.........  $ 7.81527    $ 9.06406         0
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18796    $10.43064         0
   01/01/2008 to 12/31/2008.........  $10.43064    $ 5.68977         0
   01/01/2009 to 12/31/2009.........  $ 5.68977    $ 7.23315         0
   01/01/2010 to 12/31/2010.........  $ 7.23315    $ 7.82717         0
   01/01/2011 to 12/31/2011.........  $ 7.82717    $ 6.66813         0
   01/01/2012 to 12/31/2012.........  $ 6.66813    $ 7.57879         0
   01/01/2013 to 12/31/2013.........  $ 7.57879    $ 8.82021         0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11153    $ 7.09421         0
   01/01/2009 to 12/31/2009.........  $ 7.09421    $ 8.75378         0
   01/01/2010 to 12/31/2010.........  $ 8.75378    $ 9.70595         0
   01/01/2011 to 12/31/2011.........  $ 9.70595    $ 9.40151         0
   01/01/2012 to 12/31/2012.........  $ 9.40151    $10.40198         0
   01/01/2013 to 12/31/2013.........  $10.40198    $11.78302         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18137    $10.30180         0
   01/01/2008 to 12/31/2008.........  $10.30180    $ 5.88262         0
   01/01/2009 to 12/31/2009.........  $ 5.88262    $ 7.78662         0
   01/01/2010 to 12/31/2010.........  $ 7.78662    $ 8.12935         0
   01/01/2011 to 12/31/2011.........  $ 8.12935    $ 7.19471         0
   01/01/2012 to 12/31/2012.........  $ 7.19471    $ 8.54387         0
   01/01/2013 to 12/31/2013.........  $ 8.54387    $ 9.60149         0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08236    $ 9.65428         0
   01/01/2008 to 12/31/2008.........  $ 9.65428    $ 7.74804         0
   01/01/2009 to 12/31/2009.........  $ 7.74804    $ 9.20978         0
   01/01/2010 to 12/31/2010.........  $ 9.20978    $ 9.62835         0
   01/01/2011 to 12/31/2011.........  $ 9.62835    $ 9.40177         0
   01/01/2012 to 12/31/2012.........  $ 9.40177    $10.14000         0
   01/01/2013 to 12/31/2013.........  $10.14000    $10.96763         0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08324    $10.27771         0
   01/01/2010 to 12/31/2010.........  $10.27771    $11.14514         0
   01/01/2011 to 12/31/2011.........  $11.14514    $10.92938         0
   01/01/2012 to 12/31/2012.........  $10.92938    $12.26329         0
   01/01/2013 to 12/31/2013.........  $12.26329    $16.30605         0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14462    $10.28750         0
   01/01/2010 to 12/31/2010.........  $10.28750    $11.39709         0
   01/01/2011 to 12/31/2011.........  $11.39709    $10.45089         0
   01/01/2012 to 12/31/2012.........  $10.45089    $11.52742         0
   01/01/2013 to 12/31/2013.........  $11.52742    $14.75896         0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09140    $ 9.52192         0
   01/01/2008 to 12/31/2008.........  $ 9.52192    $ 5.42714         0
   01/01/2009 to 12/31/2009.........  $ 5.42714    $ 6.31428         0
   01/01/2010 to 12/31/2010.........  $ 6.31428    $ 6.96056         0
   01/01/2011 to 12/31/2011.........  $ 6.96056    $ 6.49716         0
   01/01/2012 to 12/31/2012.........  $ 6.49716    $ 7.39757         0
   01/01/2013 to 12/31/2013.........  $ 7.39757    $10.07892         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13236    $10.78265         0
   01/01/2008 to 12/31/2008.........  $10.78265    $ 5.91771         0
   01/01/2009 to 12/31/2009.........  $ 5.91771    $ 7.48020         0
   01/01/2010 to 12/31/2010.........  $ 7.48020    $ 8.72632         0
   01/01/2011 to 12/31/2011.........  $ 8.72632    $ 8.42338         0
   01/01/2012 to 12/31/2012.........  $ 8.42338    $ 9.21166         0
   01/01/2013 to 12/31/2013.........  $ 9.21166    $12.25900         0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00631    $10.35697         0
   01/01/2008 to 12/31/2008.........  $10.35697    $ 7.74327         0
   01/01/2009 to 12/31/2009.........  $ 7.74327    $10.15335         0
   01/01/2010 to 12/31/2010.........  $10.15335    $11.21768         0
   01/01/2011 to 12/31/2011.........  $11.21768    $12.03973         0
   01/01/2012 to 12/31/2012.........  $12.03973    $12.42331         0
   01/01/2013 to 12/31/2013.........  $12.42331    $11.86005         0
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15574    $10.39080         0
   01/01/2008 to 12/31/2008.........  $10.39080    $ 6.68152         0
   01/01/2009 to 12/31/2009.........  $ 6.68152    $ 8.55950         0
   01/01/2010 to 12/31/2010.........  $ 8.55950    $ 9.34280         0
   01/01/2011 to 12/31/2011.........  $ 9.34280    $ 8.81642         0
   01/01/2012 to 12/31/2012.........  $ 8.81642    $10.57013         0
   01/01/2013 to 12/31/2013.........  $10.57013    $13.14246         0
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10785    $10.72203         0
   01/01/2008 to 12/31/2008.........  $10.72203    $ 6.65300         0
   01/01/2009 to 12/31/2009.........  $ 6.65300    $ 8.05621         0
   01/01/2010 to 12/31/2010.........  $ 8.05621    $ 8.85139         0
   01/01/2011 to 12/31/2011.........  $ 8.85139    $ 8.57156         0
   01/01/2012 to 12/31/2012.........  $ 8.57156    $ 9.77604         0
   01/01/2013 to 12/31/2013.........  $ 9.77604    $13.01914         0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012........  $ 9.99785    $10.16071         0
   01/01/2013 to 12/31/2013.........  $10.16071    $13.31338         0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07684    $ 9.71078         0
   01/01/2008 to 12/31/2008.........  $ 9.71078    $ 5.85314         0
   01/01/2009 to 12/31/2009.........  $ 5.85314    $ 7.91892         0
   01/01/2010 to 12/31/2010.........  $ 7.91892    $ 9.53557         0
   01/01/2011 to 12/31/2011.........  $ 9.53557    $ 8.96881         0
   01/01/2012 to 12/31/2012.........  $ 8.96881    $10.34497         0
   01/01/2013 to 12/31/2013.........  $10.34497    $13.34433         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99916    $10.08896         0
   01/01/2008 to 12/31/2008.........  $10.08896    $10.07506         0
   01/01/2009 to 12/31/2009.........  $10.07506    $ 9.83867         0
   01/01/2010 to 12/31/2010.........  $ 9.83867    $ 9.58673         0
   01/01/2011 to 12/31/2011.........  $ 9.58673    $ 9.34131         0
   01/01/2012 to 12/31/2012.........  $ 9.34131    $ 9.09989         0
   01/01/2013 to 12/31/2013.........  $ 9.09989    $ 8.86457         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10396    $ 9.98514         0
   01/01/2008 to 12/31/2008.........  $ 9.98514    $ 5.61636         0
   01/01/2009 to 12/31/2009.........  $ 5.61636    $ 7.69492         0
   01/01/2010 to 12/31/2010.........  $ 7.69492    $ 9.25294         0
   01/01/2011 to 12/31/2011.........  $ 9.25294    $ 8.79013         0
   01/01/2012 to 12/31/2012.........  $ 8.79013    $10.02916         0
   01/01/2013 to 12/31/2013.........  $10.02916    $13.87423         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.02776    $10.05419         0
   01/01/2012 to 12/31/2012.........  $10.05419    $10.27097         0
   01/01/2013 to 12/31/2013.........  $10.27097    $ 9.72200         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15762    $10.45964         0
   01/01/2008 to 12/31/2008.........  $10.45964    $ 5.78907         0
   01/01/2009 to 12/31/2009.........  $ 5.78907    $ 7.31934         0
   01/01/2010 to 12/31/2010.........  $ 7.31934    $ 9.17505         0
   01/01/2011 to 12/31/2011.........  $ 9.17505    $ 9.08895         0
   01/01/2012 to 12/31/2012.........  $ 9.08895    $ 9.94982         0
   01/01/2013 to 12/31/2013.........  $ 9.94982    $12.85353         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05065    $11.19335         0
   01/01/2008 to 12/31/2008.........  $11.19335    $ 6.26543         0
   01/01/2009 to 12/31/2009.........  $ 6.26543    $ 7.48061         0
   01/01/2010 to 12/31/2010.........  $ 7.48061    $ 8.76440         0
   01/01/2011 to 04/29/2011.........  $ 8.76440    $ 9.80010         0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99785    $10.25704         0
   01/01/2013 to 12/31/2013.........  $10.25704    $11.88191         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10060    $ 5.54975         0
   01/01/2009 to 12/31/2009.........  $ 5.54975    $ 9.00221         0
   01/01/2010 to 12/31/2010.........  $ 9.00221    $10.72269         0
   01/01/2011 to 12/31/2011.........  $10.72269    $ 8.32826         0
   01/01/2012 to 12/31/2012.........  $ 8.32826    $ 9.56710         0
   01/01/2013 to 12/31/2013.........  $ 9.56710    $ 9.34047         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99785    $10.30241         0
   01/01/2008 to 12/31/2008.........  $10.30241    $10.14822         0
   01/01/2009 to 12/31/2009.........  $10.14822    $10.89717         0
   01/01/2010 to 12/31/2010.........  $10.89717    $11.02926         0
   01/01/2011 to 12/31/2011.........  $11.02926    $10.98617         0
   01/01/2012 to 12/31/2012.........  $10.98617    $11.20408         0
   01/01/2013 to 12/31/2013.........  $11.20408    $10.67714         0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.98922    $10.56193         0
   01/01/2008 to 12/31/2008.........  $10.56193    $10.05664         0
   01/01/2009 to 12/31/2009.........  $10.05664    $11.41572         0
   01/01/2010 to 12/31/2010.........  $11.41572    $11.97888         0
   01/01/2011 to 12/31/2011.........  $11.97888    $12.04073         0
   01/01/2012 to 12/31/2012.........  $12.04073    $12.82221         0
   01/01/2013 to 12/31/2013.........  $12.82221    $12.26120         0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05161    $10.45175         0
   01/01/2008 to 12/31/2008.........  $10.45175    $ 8.19769         0
   01/01/2009 to 12/31/2009.........  $ 8.19769    $ 9.58602         0
   01/01/2010 to 12/31/2010.........  $ 9.58602    $10.32544         0
   01/01/2011 to 12/31/2011.........  $10.32544    $10.15917         0
   01/01/2012 to 12/31/2012.........  $10.15917    $10.92260         0
   01/01/2013 to 12/31/2013.........  $10.92260    $11.62041         0
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.01777    $10.05406         0
   01/01/2012 to 12/31/2012.........  $10.05406    $10.49001         0
   01/01/2013 to 12/31/2013.........  $10.49001    $ 9.98238         0
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12375    $10.52178         0
   01/01/2008 to 12/31/2008.........  $10.52178    $ 6.07699         0
   01/01/2009 to 12/31/2009.........  $ 6.07699    $ 7.45766         0
   01/01/2010 to 12/31/2010.........  $ 7.45766    $ 8.64667         0
   01/01/2011 to 12/31/2011.........  $ 8.64667    $ 7.89993         0
   01/01/2012 to 12/31/2012.........  $ 7.89993    $ 8.68963         0
   01/01/2013 to 12/31/2013.........  $ 8.68963    $ 9.90626         0
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08254    $ 9.70939         0
   01/01/2008 to 12/31/2008.........  $ 9.70939    $ 5.79630         0
   01/01/2009 to 12/31/2009.........  $ 5.79630    $ 6.87855         0
   01/01/2010 to 12/31/2010.........  $ 6.87855    $ 7.70934         0
   01/01/2011 to 12/31/2011.........  $ 7.70934    $ 7.77001         0
   01/01/2012 to 12/31/2012.........  $ 7.77001    $ 8.99210         0
   01/01/2013 to 12/31/2013.........  $ 8.99210    $11.60022         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99785    $ 8.84296            0
   01/01/2012 to 12/31/2012.........  $ 8.84296    $ 9.74734            0
   01/01/2013 to 12/31/2013.........  $ 9.74734    $11.62213            0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08083    $ 7.29978       10,692
   01/01/2009 to 12/31/2009.........  $ 7.29978    $ 8.77415       10,688
   01/01/2010 to 12/31/2010.........  $ 8.77415    $ 9.56618       10,684
   01/01/2011 to 12/31/2011.........  $ 9.56618    $ 9.14996       10,680
   01/01/2012 to 12/31/2012.........  $ 9.14996    $ 9.82943       10,680
   01/01/2013 to 12/31/2013.........  $ 9.82943    $10.76646       10,680
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09901    $ 6.65491            0
   01/01/2009 to 12/31/2009.........  $ 6.65491    $ 8.22349            0
   01/01/2010 to 12/31/2010.........  $ 8.22349    $ 9.15996            0
   01/01/2011 to 12/31/2011.........  $ 9.15996    $ 8.71031            0
   01/01/2012 to 12/31/2012.........  $ 8.71031    $ 9.83402            0
   01/01/2013 to 12/31/2013.........  $ 9.83402    $11.30987            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08129    $10.37610            0
   01/01/2008 to 12/31/2008.........  $10.37610    $ 7.05618            0
   01/01/2009 to 12/31/2009.........  $ 7.05618    $ 8.75812            0
   01/01/2010 to 12/31/2010.........  $ 8.75812    $ 9.53962            0
   01/01/2011 to 12/31/2011.........  $ 9.53962    $ 8.97922            0
   01/01/2012 to 12/31/2012.........  $ 8.97922    $ 9.72073            0
   01/01/2013 to 12/31/2013.........  $ 9.72073    $10.83304            0
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09595    $ 9.83099            0
   01/01/2008 to 12/31/2008.........  $ 9.83099    $ 6.22505            0
   01/01/2009 to 12/31/2009.........  $ 6.22505    $ 8.12028            0
   01/01/2010 to 12/31/2010.........  $ 8.12028    $10.79123            0
   01/01/2011 to 12/31/2011.........  $10.79123    $10.40983            0
   01/01/2012 to 12/31/2012.........  $10.40983    $11.37491            0
   01/01/2013 to 12/31/2013.........  $11.37491    $14.97851            0
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09208    $ 9.41590            0
   01/01/2008 to 12/31/2008.........  $ 9.41590    $ 6.44663            0
   01/01/2009 to 12/31/2009.........  $ 6.44663    $ 7.97557            0
   01/01/2010 to 12/31/2010.........  $ 7.97557    $ 9.78920            0
   01/01/2011 to 12/31/2011.........  $ 9.78920    $ 8.96654            0
   01/01/2012 to 12/31/2012.........  $ 8.96654    $10.32049            0
   01/01/2013 to 12/31/2013.........  $10.32049    $13.81418            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06908    $10.16199         0
   01/01/2008 to 12/31/2008.........  $10.16199    $ 7.33102         0
   01/01/2009 to 12/31/2009.........  $ 7.33102    $ 8.86541         0
   01/01/2010 to 12/31/2010.........  $ 8.86541    $ 9.63253         0
   01/01/2011 to 12/31/2011.........  $ 9.63253    $ 9.57012         0
   01/01/2012 to 12/31/2012.........  $ 9.57012    $10.58044         0
   01/01/2013 to 12/31/2013.........  $10.58044    $12.04199         0
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09018    $ 9.44738         0
   01/01/2008 to 12/31/2008.........  $ 9.44738    $ 5.34834         0
   01/01/2009 to 12/31/2009.........  $ 5.34834    $ 6.44986         0
   01/01/2010 to 12/31/2010.........  $ 6.44986    $ 7.11532         0
   01/01/2011 to 12/31/2011.........  $ 7.11532    $ 6.81797         0
   01/01/2012 to 12/31/2012.........  $ 6.81797    $ 7.78712         0
   01/01/2013 to 12/31/2013.........  $ 7.78712    $ 9.83771         0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.14465    $10.03703         0
   01/01/2008 to 12/31/2008.........  $10.03703    $ 5.81092         0
   01/01/2009 to 12/31/2009.........  $ 5.81092    $ 8.68196         0
   01/01/2010 to 12/31/2010.........  $ 8.68196    $ 9.79485         0
   01/01/2011 to 12/31/2011.........  $ 9.79485    $ 9.38028         0
   01/01/2012 to 12/31/2012.........  $ 9.38028    $10.74403         0
   01/01/2013 to 12/31/2013.........  $10.74403    $15.07441         0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.17962    $11.59337         0
   01/01/2008 to 12/31/2008.........  $11.59337    $ 5.64823         0
   01/01/2009 to 12/31/2009.........  $ 5.64823    $ 8.21749         0
   01/01/2010 to 12/31/2010.........  $ 8.21749    $ 9.64249         0
   01/01/2011 to 12/31/2011.........  $ 9.64249    $ 7.99215         0
   01/01/2012 to 12/31/2012.........  $ 7.99215    $ 8.06662         0
   01/01/2013 to 12/31/2013.........  $ 8.06662    $ 9.06671         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00627    $10.56796         0
   01/01/2008 to 12/31/2008.........  $10.56796    $10.04432         0
   01/01/2009 to 12/31/2009.........  $10.04432    $10.97008         0
   01/01/2010 to 12/31/2010.........  $10.97008    $11.30022         0
   01/01/2011 to 12/31/2011.........  $11.30022    $11.46256         0
   01/01/2012 to 12/31/2012.........  $11.46256    $11.74917         0
   01/01/2013 to 12/31/2013.........  $11.74917    $11.01578         0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12943    $10.31660         0
   01/01/2008 to 12/31/2008.........  $10.31660    $ 5.79594         0
   01/01/2009 to 12/31/2009.........  $ 5.79594    $ 7.25131         0
   01/01/2010 to 12/31/2010.........  $ 7.25131    $ 8.09781         0
   01/01/2011 to 12/31/2011.........  $ 8.09781    $ 7.61612         0
   01/01/2012 to 12/31/2012.........  $ 7.61612    $ 8.23558         0
   01/01/2013 to 12/31/2013.........  $ 8.23558    $ 9.66764         0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007........  $ 9.99785    $ 9.96779         0
   01/01/2008 to 12/31/2008.........  $ 9.96779    $ 9.20429         0
   01/01/2009 to 12/31/2009.........  $ 9.20429    $10.00912         0
   01/01/2010 to 12/31/2010.........  $10.00912    $10.51072         0
   01/01/2011 to 12/31/2011.........  $10.51072    $10.85635         0
   01/01/2012 to 12/31/2012.........  $10.85635    $11.40572         0
   01/01/2013 to 12/31/2013.........  $11.40572    $10.94492         0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07785    $ 6.60051         0
   01/01/2009 to 12/31/2009.........  $ 6.60051    $ 8.36303         0
   01/01/2010 to 12/31/2010.........  $ 8.36303    $ 8.98113         0
   01/01/2011 to 12/31/2011.........  $ 8.98113    $ 8.60305         0
   01/01/2012 to 09/21/2012.........  $ 8.60305    $ 9.57157         0



*  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: BENEFICIARY CONTINUATION OPTION - 1.00% SETTLEMENT
                                SERVICE CHARGE


                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09360    $10.46353         0
   01/01/2008 to 12/31/2008.........  $10.46353    $ 7.06233         0
   01/01/2009 to 12/31/2009.........  $ 7.06233    $ 8.69541         0
   01/01/2010 to 12/31/2010.........  $ 8.69541    $ 9.63917         0
   01/01/2011 to 12/31/2011.........  $ 9.63917    $ 9.29000         0
   01/01/2012 to 12/31/2012.........  $ 9.29000    $10.35371         0
   01/01/2013 to 12/31/2013.........  $10.35371    $11.27353         0
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11525    $10.51454         0
   01/01/2008 to 12/31/2008.........  $10.51454    $ 7.30766         0
   01/01/2009 to 12/31/2009.........  $ 7.30766    $ 9.13083         0
   01/01/2010 to 12/31/2010.........  $ 9.13083    $10.27926         0
   01/01/2011 to 12/31/2011.........  $10.27926    $10.18886         0
   01/01/2012 to 12/31/2012.........  $10.18886    $11.46461         0
   01/01/2013 to 12/31/2013.........  $11.46461    $13.23021         0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06667    $ 9.58676         0
   01/01/2008 to 12/31/2008.........  $ 9.58676    $ 6.19386         0
   01/01/2009 to 12/31/2009.........  $ 6.19386    $ 7.22248         0
   01/01/2010 to 12/31/2010.........  $ 7.22248    $ 8.14096         0
   01/01/2011 to 12/31/2011.........  $ 8.14096    $ 8.34817         0
   01/01/2012 to 05/04/2012.........  $ 8.34817    $ 9.09165         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07738    $10.47416           0
   01/01/2008 to 12/31/2008.........  $10.47416    $ 7.39401           0
   01/01/2009 to 12/31/2009.........  $ 7.39401    $ 9.02623           0
   01/01/2010 to 12/31/2010.........  $ 9.02623    $10.03717           0
   01/01/2011 to 12/31/2011.........  $10.03717    $ 9.81707           0
   01/01/2012 to 12/31/2012.........  $ 9.81707    $10.93220       2,014
   01/01/2013 to 12/31/2013.........  $10.93220    $12.73391       1,967
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99918    $ 9.20818           0
   01/01/2012 to 12/31/2012.........  $ 9.20818    $10.20139           0
   01/01/2013 to 12/31/2013.........  $10.20139    $11.19641           0
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013........  $ 9.99918    $10.54811           0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11673    $10.44905           0
   01/01/2008 to 12/31/2008.........  $10.44905    $ 6.73091           0
   01/01/2009 to 12/31/2009.........  $ 6.73091    $ 8.35219           0
   01/01/2010 to 12/31/2010.........  $ 8.35219    $ 9.37535           0
   01/01/2011 to 12/31/2011.........  $ 9.37535    $ 9.05722           0
   01/01/2012 to 12/31/2012.........  $ 9.05722    $10.19799           0
   01/01/2013 to 12/31/2013.........  $10.19799    $12.38687           0
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10647    $ 9.39461           0
   01/01/2008 to 12/31/2008.........  $ 9.39461    $ 6.04131           0
   01/01/2009 to 12/31/2009.........  $ 6.04131    $ 7.89121           0
   01/01/2010 to 12/31/2010.........  $ 7.89121    $10.05465           0
   01/01/2011 to 12/31/2011.........  $10.05465    $10.61116           0
   01/01/2012 to 12/31/2012.........  $10.61116    $12.11837           0
   01/01/2013 to 12/31/2013.........  $12.11837    $12.37411           0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12790    $ 8.86015           0
   01/01/2008 to 07/18/2008.........  $ 8.86015    $ 8.14771           0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013........  $ 9.99918    $ 9.73355           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09580    $10.24457          0
   01/01/2008 to 12/31/2008.........  $10.24457    $ 5.67083          0
   01/01/2009 to 12/31/2009.........  $ 5.67083    $ 7.44861          0
   01/01/2010 to 12/31/2010.........  $ 7.44861    $ 9.77487          0
   01/01/2011 to 12/31/2011.........  $ 9.77487    $ 8.40907          0
   01/01/2012 to 12/31/2012.........  $ 8.40907    $ 9.99692        677
   01/01/2013 to 12/31/2013.........  $ 9.99692    $13.93722        652
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10379    $ 7.54057          0
   01/01/2009 to 12/31/2009.........  $ 7.54057    $ 9.05088          0
   01/01/2010 to 12/31/2010.........  $ 9.05088    $10.15499          0
   01/01/2011 to 12/31/2011.........  $10.15499    $ 9.80583          0
   01/01/2012 to 12/31/2012.........  $ 9.80583    $11.03225          0
   01/01/2013 to 12/31/2013.........  $11.03225    $13.02268          0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08943    $10.45816          0
   01/01/2008 to 12/31/2008.........  $10.45816    $ 6.78372          0
   01/01/2009 to 12/31/2009.........  $ 6.78372    $ 8.31836          0
   01/01/2010 to 12/31/2010.........  $ 8.31836    $ 9.41877          0
   01/01/2011 to 12/31/2011.........  $ 9.41877    $ 9.18514          0
   01/01/2012 to 12/31/2012.........  $ 9.18514    $10.06114          0
   01/01/2013 to 12/31/2013.........  $10.06114    $11.43184          0
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99918    $ 7.49592          0
   01/01/2009 to 11/13/2009.........  $ 7.49592    $ 8.43263          0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99918    $10.79688          0
   01/01/2013 to 12/31/2013.........  $10.79688    $13.30587          0
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013........  $ 9.99918    $10.86587          0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17586    $ 6.13222          0
   01/01/2009 to 12/31/2009.........  $ 6.13222    $ 8.20258          0
   01/01/2010 to 12/31/2010.........  $ 8.20258    $ 9.76157          0
   01/01/2011 to 12/31/2011.........  $ 9.76157    $ 9.17783          0
   01/01/2012 to 12/31/2012.........  $ 9.17783    $11.52239          0
   01/01/2013 to 12/31/2013.........  $11.52239    $11.90417          0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13467    $10.44070         0
   01/01/2008 to 12/31/2008.........  $10.44070    $ 6.17458         0
   01/01/2009 to 12/31/2009.........  $ 6.17458    $ 9.13337         0
   01/01/2010 to 12/31/2010.........  $ 9.13337    $ 9.97310         0
   01/01/2011 to 12/31/2011.........  $ 9.97310    $ 9.48356         0
   01/01/2012 to 12/31/2012.........  $ 9.48356    $11.24526         0
   01/01/2013 to 12/31/2013.........  $11.24526    $14.44479         0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07418    $10.23671         0
   01/01/2008 to 12/31/2008.........  $10.23671    $ 6.01128         0
   01/01/2009 to 12/31/2009.........  $ 6.01128    $ 7.09375         0
   01/01/2010 to 12/31/2010.........  $ 7.09375    $ 7.92848         0
   01/01/2011 to 12/31/2011.........  $ 7.92848    $ 7.41671         0
   01/01/2012 to 12/31/2012.........  $ 7.41671    $ 8.78731         0
   01/01/2013 to 12/31/2013.........  $ 8.78731    $11.61844         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12463    $10.45690         0
   01/01/2008 to 12/31/2008.........  $10.45690    $ 6.12993         0
   01/01/2009 to 12/31/2009.........  $ 6.12993    $ 9.53431         0
   01/01/2010 to 12/31/2010.........  $ 9.53431    $11.31119         0
   01/01/2011 to 12/31/2011.........  $11.31119    $10.86569         0
   01/01/2012 to 12/31/2012.........  $10.86569    $12.86796         0
   01/01/2013 to 12/31/2013.........  $12.86796    $16.84165         0
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08946    $ 7.64996         0
   01/01/2009 to 12/31/2009.........  $ 7.64996    $ 9.34522         0
   01/01/2010 to 12/31/2010.........  $ 9.34522    $10.32576         0
   01/01/2011 to 12/31/2011.........  $10.32576    $10.17163         0
   01/01/2012 to 12/31/2012.........  $10.17163    $11.09083         0
   01/01/2013 to 12/31/2013.........  $11.09083    $12.05929         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03407    $ 7.66278         0
   01/01/2009 to 12/31/2009.........  $ 7.66278    $ 9.62363         0
   01/01/2010 to 12/31/2010.........  $ 9.62363    $12.07850         0
   01/01/2011 to 12/31/2011.........  $12.07850    $12.11458         0
   01/01/2012 to 12/31/2012.........  $12.11458    $13.87633         0
   01/01/2013 to 12/31/2013.........  $13.87633    $19.07123         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07843    $ 9.84245          0
   01/01/2008 to 12/31/2008.........  $ 9.84245    $ 6.11002          0
   01/01/2009 to 12/31/2009.........  $ 6.11002    $ 7.15406          0
   01/01/2010 to 12/31/2010.........  $ 7.15406    $ 7.96436          0
   01/01/2011 to 12/31/2011.........  $ 7.96436    $ 7.84674          0
   01/01/2012 to 12/31/2012.........  $ 7.84674    $ 8.80999          0
   01/01/2013 to 12/31/2013.........  $ 8.80999    $11.74320          0
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.01148    $10.55596          0
   01/01/2008 to 12/31/2008.........  $10.55596    $ 7.78172          0
   01/01/2009 to 12/31/2009.........  $ 7.78172    $10.44365          0
   01/01/2010 to 12/31/2010.........  $10.44365    $11.73590          0
   01/01/2011 to 12/31/2011.........  $11.73590    $11.98834          0
   01/01/2012 to 12/31/2012.........  $11.98834    $13.51627        509
   01/01/2013 to 12/31/2013.........  $13.51627    $14.34312        490
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.24253    $11.10310          0
   01/01/2008 to 12/31/2008.........  $11.10310    $ 5.47103          0
   01/01/2009 to 12/31/2009.........  $ 5.47103    $ 7.32822          0
   01/01/2010 to 12/31/2010.........  $ 7.32822    $ 8.30739          0
   01/01/2011 to 12/31/2011.........  $ 8.30739    $ 7.16210          0
   01/01/2012 to 12/31/2012.........  $ 7.16210    $ 8.53521          0
   01/01/2013 to 12/31/2013.........  $ 8.53521    $10.06097          0
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18930    $10.50364          0
   01/01/2008 to 12/31/2008.........  $10.50364    $ 5.82357          0
   01/01/2009 to 12/31/2009.........  $ 5.82357    $ 7.52432          0
   01/01/2010 to 12/31/2010.........  $ 7.52432    $ 8.27530          0
   01/01/2011 to 12/31/2011.........  $ 8.27530    $ 7.16520          0
   01/01/2012 to 12/31/2012.........  $ 7.16520    $ 8.27710          0
   01/01/2013 to 12/31/2013.........  $ 8.27710    $ 9.79035          0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11197    $ 7.17177          0
   01/01/2009 to 12/31/2009.........  $ 7.17177    $ 8.99415          0
   01/01/2010 to 12/31/2010.........  $ 8.99415    $10.13540          0
   01/01/2011 to 12/31/2011.........  $10.13540    $ 9.97792          0
   01/01/2012 to 12/31/2012.........  $ 9.97792    $11.22089          0
   01/01/2013 to 12/31/2013.........  $11.22089    $12.91843          0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18270    $10.37393         0
   01/01/2008 to 12/31/2008.........  $10.37393    $ 6.02093         0
   01/01/2009 to 12/31/2009.........  $ 6.02093    $ 8.10028         0
   01/01/2010 to 12/31/2010.........  $ 8.10028    $ 8.59495         0
   01/01/2011 to 12/31/2011.........  $ 8.59495    $ 7.73126         0
   01/01/2012 to 12/31/2012.........  $ 7.73126    $ 9.33163         0
   01/01/2013 to 12/31/2013.........  $ 9.33163    $10.65831         0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08369    $ 9.72186         0
   01/01/2008 to 12/31/2008.........  $ 9.72186    $ 7.92991         0
   01/01/2009 to 12/31/2009.........  $ 7.92991    $ 9.58003         0
   01/01/2010 to 12/31/2010.........  $ 9.58003    $10.17927         0
   01/01/2011 to 12/31/2011.........  $10.17927    $10.10188         0
   01/01/2012 to 12/31/2012.........  $10.10188    $11.07377         0
   01/01/2013 to 12/31/2013.........  $11.07377    $12.17359         0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08457    $10.29960         0
   01/01/2010 to 12/31/2010.........  $10.29960    $11.35152         0
   01/01/2011 to 12/31/2011.........  $11.35152    $11.31352         0
   01/01/2012 to 12/31/2012.........  $11.31352    $12.90238         0
   01/01/2013 to 12/31/2013.........  $12.90238    $17.43633         0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14595    $10.30942         0
   01/01/2010 to 12/31/2010.........  $10.30942    $11.60801         0
   01/01/2011 to 12/31/2011.........  $11.60801    $10.81822         0
   01/01/2012 to 12/31/2012.........  $10.81822    $12.12833         0
   01/01/2013 to 12/31/2013.........  $12.12833    $15.78220         0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09273    $ 9.58859         0
   01/01/2008 to 12/31/2008.........  $ 9.58859    $ 5.55478         0
   01/01/2009 to 12/31/2009.........  $ 5.55478    $ 6.56849         0
   01/01/2010 to 12/31/2010.........  $ 6.56849    $ 7.35911         0
   01/01/2011 to 12/31/2011.........  $ 7.35911    $ 6.98136         0
   01/01/2012 to 12/31/2012.........  $ 6.98136    $ 8.07941         0
   01/01/2013 to 12/31/2013.........  $ 8.07941    $11.18795         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13369    $10.85812           0
   01/01/2008 to 12/31/2008.........  $10.85812    $ 6.05687           0
   01/01/2009 to 12/31/2009.........  $ 6.05687    $ 7.78148           0
   01/01/2010 to 12/31/2010.........  $ 7.78148    $ 9.22606           0
   01/01/2011 to 12/31/2011.........  $ 9.22606    $ 9.05121           0
   01/01/2012 to 12/31/2012.........  $ 9.05121    $10.06059       2,620
   01/01/2013 to 12/31/2013.........  $10.06059    $13.60762       2,525
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00764    $10.42944           0
   01/01/2008 to 12/31/2008.........  $10.42944    $ 7.92501           0
   01/01/2009 to 12/31/2009.........  $ 7.92501    $10.56148           0
   01/01/2010 to 12/31/2010.........  $10.56148    $11.85959           0
   01/01/2011 to 12/31/2011.........  $11.85959    $12.93633           0
   01/01/2012 to 12/31/2012.........  $12.93633    $13.56748         987
   01/01/2013 to 12/31/2013.........  $13.56748    $13.16425         951
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15708    $10.46349           0
   01/01/2008 to 12/31/2008.........  $10.46349    $ 6.83847           0
   01/01/2009 to 12/31/2009.........  $ 6.83847    $ 8.90397           0
   01/01/2010 to 12/31/2010.........  $ 8.90397    $ 9.87764           0
   01/01/2011 to 12/31/2011.........  $ 9.87764    $ 9.47345           0
   01/01/2012 to 12/31/2012.........  $ 9.47345    $11.54417       1,235
   01/01/2013 to 12/31/2013.........  $11.54417    $14.58808       1,190
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10918    $10.79702           0
   01/01/2008 to 12/31/2008.........  $10.79702    $ 6.80925           0
   01/01/2009 to 12/31/2009.........  $ 6.80925    $ 8.38024           0
   01/01/2010 to 12/31/2010.........  $ 8.38024    $ 9.35785           0
   01/01/2011 to 12/31/2011.........  $ 9.35785    $ 9.21009           0
   01/01/2012 to 12/31/2012.........  $ 9.21009    $10.67659           0
   01/01/2013 to 12/31/2013.........  $10.67659    $14.45083           0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07817    $ 9.77879           0
   01/01/2008 to 12/31/2008.........  $ 9.77879    $ 5.99070           0
   01/01/2009 to 12/31/2009.........  $ 5.99070    $ 8.23780           0
   01/01/2010 to 12/31/2010.........  $ 8.23780    $10.08157           0
   01/01/2011 to 12/31/2011.........  $10.08157    $ 9.63721           0
   01/01/2012 to 12/31/2012.........  $ 9.63721    $11.29828           0
   01/01/2013 to 12/31/2013.........  $11.29828    $14.81231           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00050    $10.15956           0
   01/01/2008 to 12/31/2008.........  $10.15956    $10.31135           0
   01/01/2009 to 12/31/2009.........  $10.31135    $10.23406           0
   01/01/2010 to 12/31/2010.........  $10.23406    $10.13528           0
   01/01/2011 to 12/31/2011.........  $10.13528    $10.03704           0
   01/01/2012 to 12/31/2012.........  $10.03704    $ 9.93815           0
   01/01/2013 to 12/31/2013.........  $ 9.93815    $ 9.83960       4,403
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10530    $10.05498           0
   01/01/2008 to 12/31/2008.........  $10.05498    $ 5.74837           0
   01/01/2009 to 12/31/2009.........  $ 5.74837    $ 8.00467           0
   01/01/2010 to 12/31/2010.........  $ 8.00467    $ 9.78262           0
   01/01/2011 to 12/31/2011.........  $ 9.78262    $ 9.44504           0
   01/01/2012 to 12/31/2012.........  $ 9.44504    $10.95306           0
   01/01/2013 to 12/31/2013.........  $10.95306    $15.39995           0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15896    $10.53280           0
   01/01/2008 to 12/31/2008.........  $10.53280    $ 5.92524           0
   01/01/2009 to 12/31/2009.........  $ 5.92524    $ 7.61412           0
   01/01/2010 to 12/31/2010.........  $ 7.61412    $ 9.70048           0
   01/01/2011 to 12/31/2011.........  $ 9.70048    $ 9.76638           0
   01/01/2012 to 12/31/2012.........  $ 9.76638    $10.86682         613
   01/01/2013 to 12/31/2013.........  $10.86682    $14.26766         591
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05198    $11.27163           0
   01/01/2008 to 12/31/2008.........  $11.27163    $ 6.41269           0
   01/01/2009 to 12/31/2009.........  $ 6.41269    $ 7.78174           0
   01/01/2010 to 12/31/2010.........  $ 7.78174    $ 9.26605           0
   01/01/2011 to 04/29/2011.........  $ 9.26605    $10.41590           0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012........  $ 9.99918    $10.37049           0
   01/01/2013 to 12/31/2013.........  $10.37049    $12.20975           0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10192    $ 5.59093           0
   01/01/2009 to 12/31/2009.........  $ 5.59093    $ 9.21740           0
   01/01/2010 to 12/31/2010.........  $ 9.21740    $11.15837           0
   01/01/2011 to 12/31/2011.........  $11.15837    $ 8.80833           0
   01/01/2012 to 12/31/2012.........  $ 8.80833    $10.28460           0
   01/01/2013 to 12/31/2013.........  $10.28460    $10.20534           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99918    $10.37452           0
   01/01/2008 to 12/31/2008.........  $10.37452    $10.38622           0
   01/01/2009 to 12/31/2009.........  $10.38622    $11.33515           0
   01/01/2010 to 12/31/2010.........  $11.33515    $11.66042           0
   01/01/2011 to 12/31/2011.........  $11.66042    $11.80444           0
   01/01/2012 to 12/31/2012.........  $11.80444    $12.23617         542
   01/01/2013 to 12/31/2013.........  $12.23617    $11.85149         522
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99055    $10.63572           0
   01/01/2008 to 12/31/2008.........  $10.63572    $10.29238           0
   01/01/2009 to 12/31/2009.........  $10.29238    $11.87444           0
   01/01/2010 to 12/31/2010.........  $11.87444    $12.66421           0
   01/01/2011 to 12/31/2011.........  $12.66421    $12.93721           0
   01/01/2012 to 12/31/2012.........  $12.93721    $14.00298         965
   01/01/2013 to 12/31/2013.........  $14.00298    $13.60948         930
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05295    $10.52485           0
   01/01/2008 to 12/31/2008.........  $10.52485    $ 8.39002           0
   01/01/2009 to 12/31/2009.........  $ 8.39002    $ 9.97136           0
   01/01/2010 to 12/31/2010.........  $ 9.97136    $10.91616           0
   01/01/2011 to 12/31/2011.........  $10.91616    $10.91559           0
   01/01/2012 to 12/31/2012.........  $10.91559    $11.92853           0
   01/01/2013 to 12/31/2013.........  $11.92853    $12.89825           0
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12508    $10.59538           0
   01/01/2008 to 12/31/2008.........  $10.59538    $ 6.21978           0
   01/01/2009 to 12/31/2009.........  $ 6.21978    $ 7.75771           0
   01/01/2010 to 12/31/2010.........  $ 7.75771    $ 9.14160           0
   01/01/2011 to 12/31/2011.........  $ 9.14160    $ 8.48864           0
   01/01/2012 to 12/31/2012.........  $ 8.48864    $ 9.49030           0
   01/01/2013 to 12/31/2013.........  $ 9.49030    $10.99595           0
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08387    $ 9.77734           0
   01/01/2008 to 12/31/2008.........  $ 9.77734    $ 5.93256           0
   01/01/2009 to 12/31/2009.........  $ 5.93256    $ 7.15556           0
   01/01/2010 to 12/31/2010.........  $ 7.15556    $ 8.15084           0
   01/01/2011 to 12/31/2011.........  $ 8.15084    $ 8.34914           0
   01/01/2012 to 12/31/2012.........  $ 8.34914    $ 9.82079       1,356
   01/01/2013 to 12/31/2013.........  $ 9.82079    $12.87657       1,306

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99918    $ 8.93982         0
   01/01/2012 to 12/31/2012.........  $ 8.93982    $10.01581         0
   01/01/2013 to 12/31/2013.........  $10.01581    $12.13764         0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08128    $ 7.37967         0
   01/01/2009 to 12/31/2009.........  $ 7.37967    $ 9.01533         0
   01/01/2010 to 12/31/2010.........  $ 9.01533    $ 9.98978         0
   01/01/2011 to 12/31/2011.........  $ 9.98978    $ 9.71116         0
   01/01/2012 to 12/31/2012.........  $ 9.71116    $10.60349         0
   01/01/2013 to 12/31/2013.........  $10.60349    $11.80430         0
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09946    $ 6.72781         0
   01/01/2009 to 12/31/2009.........  $ 6.72781    $ 8.44964         0
   01/01/2010 to 12/31/2010.........  $ 8.44964    $ 9.56579         0
   01/01/2011 to 12/31/2011.........  $ 9.56579    $ 9.24481         0
   01/01/2012 to 12/31/2012.........  $ 9.24481    $10.60870         0
   01/01/2013 to 12/31/2013.........  $10.60870    $12.40041         0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08262    $10.44865         0
   01/01/2008 to 12/31/2008.........  $10.44865    $ 7.22179         0
   01/01/2009 to 12/31/2009.........  $ 7.22179    $ 9.11023         0
   01/01/2010 to 12/31/2010.........  $ 9.11023    $10.08539         0
   01/01/2011 to 12/31/2011.........  $10.08539    $ 9.64793         0
   01/01/2012 to 12/31/2012.........  $ 9.64793    $10.61605         0
   01/01/2013 to 12/31/2013.........  $10.61605    $12.02436         0
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09728    $ 9.89974         0
   01/01/2008 to 12/31/2008.........  $ 9.89974    $ 6.37126         0
   01/01/2009 to 12/31/2009.........  $ 6.37126    $ 8.44705         0
   01/01/2010 to 12/31/2010.........  $ 8.44705    $11.40898         0
   01/01/2011 to 12/31/2011.........  $11.40898    $11.18536         0
   01/01/2012 to 12/31/2012.........  $11.18536    $12.42285         0
   01/01/2013 to 12/31/2013.........  $12.42285    $16.62589         0
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09341    $ 9.48190         0
   01/01/2008 to 12/31/2008.........  $ 9.48190    $ 6.59820         0
   01/01/2009 to 12/31/2009.........  $ 6.59820    $ 8.29667         0
   01/01/2010 to 12/31/2010.........  $ 8.29667    $10.34967         0
   01/01/2011 to 12/31/2011.........  $10.34967    $ 9.63469         0
   01/01/2012 to 12/31/2012.........  $ 9.63469    $11.27156         0
   01/01/2013 to 12/31/2013.........  $11.27156    $15.33358         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07042    $10.23309           0
   01/01/2008 to 12/31/2008.........  $10.23309    $ 7.50318           0
   01/01/2009 to 12/31/2009.........  $ 7.50318    $ 9.22207           0
   01/01/2010 to 12/31/2010.........  $ 9.22207    $10.18373           0
   01/01/2011 to 12/31/2011.........  $10.18373    $10.28286           0
   01/01/2012 to 12/31/2012.........  $10.28286    $11.55489           0
   01/01/2013 to 12/31/2013.........  $11.55489    $13.36602           0
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09151    $ 9.51355           0
   01/01/2008 to 12/31/2008.........  $ 9.51355    $ 5.47408           0
   01/01/2009 to 12/31/2009.........  $ 5.47408    $ 6.70961           0
   01/01/2010 to 12/31/2010.........  $ 6.70961    $ 7.52291           0
   01/01/2011 to 12/31/2011.........  $ 7.52291    $ 7.32632           0
   01/01/2012 to 12/31/2012.........  $ 7.32632    $ 8.50491       1,596
   01/01/2013 to 12/31/2013.........  $ 8.50491    $10.92017       1,538
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.14599    $10.10721           0
   01/01/2008 to 12/31/2008.........  $10.10721    $ 5.94755           0
   01/01/2009 to 12/31/2009.........  $ 5.94755    $ 9.03144           0
   01/01/2010 to 12/31/2010.........  $ 9.03144    $10.35562           0
   01/01/2011 to 12/31/2011.........  $10.35562    $10.07921           0
   01/01/2012 to 12/31/2012.........  $10.07921    $11.73379           0
   01/01/2013 to 12/31/2013.........  $11.73379    $16.73225           0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18095    $11.67442           0
   01/01/2008 to 12/31/2008.........  $11.67442    $ 5.78102           0
   01/01/2009 to 12/31/2009.........  $ 5.78102    $ 8.54834           0
   01/01/2010 to 12/31/2010.........  $ 8.54834    $10.19480           0
   01/01/2011 to 12/31/2011.........  $10.19480    $ 8.58803           0
   01/01/2012 to 12/31/2012.........  $ 8.58803    $ 8.81034           0
   01/01/2013 to 12/31/2013.........  $ 8.81034    $10.06464           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00761    $10.64189           0
   01/01/2008 to 12/31/2008.........  $10.64189    $10.27989           0
   01/01/2009 to 12/31/2009.........  $10.27989    $11.41118           0
   01/01/2010 to 12/31/2010.........  $11.41118    $11.94694           0
   01/01/2011 to 12/31/2011.........  $11.94694    $12.31634           0
   01/01/2012 to 12/31/2012.........  $12.31634    $12.83135           0
   01/01/2013 to 12/31/2013.........  $12.83135    $12.22733           0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13076    $10.38882           0
   01/01/2008 to 12/31/2008.........  $10.38882    $ 5.93223           0
   01/01/2009 to 12/31/2009.........  $ 5.93223    $ 7.54334           0
   01/01/2010 to 12/31/2010.........  $ 7.54334    $ 8.56170           0
   01/01/2011 to 12/31/2011.........  $ 8.56170    $ 8.18395           0
   01/01/2012 to 12/31/2012.........  $ 8.18395    $ 8.99466           0
   01/01/2013 to 12/31/2013.........  $ 8.99466    $10.73141           0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007........  $ 9.99918    $ 9.98774           0
   01/01/2008 to 12/31/2008.........  $ 9.98774    $ 9.37350           0
   01/01/2009 to 12/31/2009.........  $ 9.37350    $10.35986           0
   01/01/2010 to 12/31/2010.........  $10.35986    $11.05698           0
   01/01/2011 to 12/31/2011.........  $11.05698    $11.60696           0
   01/01/2012 to 12/31/2012.........  $11.60696    $12.39423       1,081
   01/01/2013 to 12/31/2013.........  $12.39423    $12.08818       1,042
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07829    $ 6.67266           0
   01/01/2009 to 12/31/2009.........  $ 6.67266    $ 8.59277           0
   01/01/2010 to 12/31/2010.........  $ 8.59277    $ 9.37875           0
   01/01/2011 to 12/31/2011.........  $ 9.37875    $ 9.13073           0
   01/01/2012 to 09/21/2012.........  $ 9.13073    $10.27913           0


*  Denotes the start date of these sub-accounts

                         ------------------------------
                         ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                         Financial Statements as of December 31, 2013 and for the years ended December 31, 2013 and 2012 and Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contractholders of Allstate Financial Advisors Separate Account I and Board of Directors of Allstate Life Insurance Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the "Account") as of December 31, 2013, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in
Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2013, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, IL

March 28, 2014

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -----------------------------------------------------------------------
                             ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                              SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                               TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                            SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                            ----------- ----------- ----------- ----------- ----------- -----------
                                AST
                             ACADEMIC                   AST         AST         AST         AST
                            STRATEGIES      AST      BALANCED    BLACKROCK     BOND        BOND
                               ASSET     ADVANCED      ASSET      GLOBAL     PORTFOLIO   PORTFOLIO
                            ALLOCATION  STRATEGIES  ALLOCATION  STRATEGIES     2018        2019
                            ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value. $6,288,316  $2,674,582  $10,076,295   $18,877    $598,146    $313,192
                            ----------  ----------  -----------   -------    --------    --------
    Total assets........... $6,288,316  $2,674,582  $10,076,295   $18,877    $598,146    $313,192
                            ==========  ==========  ===========   =======    ========    ========
NET ASSETS
Accumulation units......... $6,288,316  $2,674,582  $10,076,295   $18,877    $598,146    $313,192
Contracts in payout
 (annuitization) period....         --          --           --        --          --          --
                            ----------  ----------  -----------   -------    --------    --------
    Total net assets....... $6,288,316  $2,674,582  $10,076,295   $18,877    $598,146    $313,192
                            ==========  ==========  ===========   =======    ========    ========
FUND SHARE
 INFORMATION
Number of shares...........    500,264     189,956      730,166     1,650      49,763      31,796
                            ==========  ==========  ===========   =======    ========    ========
Cost of investments........ $5,139,788  $1,944,712  $ 7,318,058   $16,632    $549,423    $349,035
                            ==========  ==========  ===========   =======    ========    ========
ACCUMULATION UNIT
 VALUE
    Lowest................. $    10.16  $    11.92  $     11.47   $ 10.64    $  11.07    $  11.03
                            ==========  ==========  ===========   =======    ========    ========
    Highest................ $    15.27  $    17.34  $     16.38   $ 11.20    $  13.75    $  13.65
                            ==========  ==========  ===========   =======    ========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -----------------------------------------------------------------------
                             ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                              SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                               TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                            SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                            ----------- ----------- ----------- ----------- ----------- -----------
                                AST         AST         AST         AST     AST CAPITAL     AST
                               BOND        BOND        BOND        BOND       GROWTH      COHEN &
                             PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO     ASSET      STEERS
                               2020        2022        2023        2024     ALLOCATION    REALTY
                            ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value.   $    1     $135,228   $1,267,865   $239,325   $7,452,629    $84,561
                              ------     --------   ----------   --------   ----------    -------
    Total assets...........   $    1     $135,228   $1,267,865   $239,325   $7,452,629    $84,561
                              ======     ========   ==========   ========   ==========    =======
NET ASSETS
Accumulation units.........   $    1     $135,228   $1,267,865   $239,325   $7,452,629    $84,561
Contracts in payout
 (annuitization) period....       --           --           --         --           --         --
                              ------     --------   ----------   --------   ----------    -------
    Total net assets.......   $    1     $135,228   $1,267,865   $239,325   $7,452,629    $84,561
                              ======     ========   ==========   ========   ==========    =======
FUND SHARE
 INFORMATION
Number of shares...........       --       11,588      133,319     26,860      531,951     11,170
                              ======     ========   ==========   ========   ==========    =======
Cost of investments........   $    1     $138,699   $1,301,465   $245,284   $5,474,961    $87,348
                              ======     ========   ==========   ========   ==========    =======
ACCUMULATION UNIT
 VALUE
    Lowest.................   $10.49     $  10.72   $     8.97   $   8.65   $    11.16    $ 11.15
                              ======     ========   ==========   ========   ==========    =======
    Highest................   $11.15     $  11.18   $     9.23   $   8.78   $    17.60    $ 21.94
                              ======     ========   ==========   ========   ==========    =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -----------------------------------------------------------------------------
                             ADVANCED     ADVANCED     ADVANCED      ADVANCED     ADVANCED     ADVANCED
                              SERIES       SERIES       SERIES        SERIES       SERIES       SERIES
                               TRUST        TRUST        TRUST        TRUST         TRUST       TRUST
                            SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT
                            ----------- ------------- ----------- -------------- ----------- ------------
                                                                       AST                       AST
                                AST          AST          AST        FRANKLIN        AST       GOLDMAN
                             FEDERATED  FI PYRAMIS(R) FIRST TRUST   TEMPLETON      GLOBAL       SACHS
                            AGGRESSIVE      ASSET      BALANCED   FOUNDING FUNDS    REAL     CONCENTRATED
                              GROWTH     ALLOCATION     TARGET      ALLOCATION     ESTATE       GROWTH
                            ----------- ------------- ----------- -------------- ----------- ------------
ASSETS
Investments, at fair value.   $25,180     $318,389    $2,402,046    $3,337,370     $2,641      $54,879
                              -------     --------    ----------    ----------     ------      -------
    Total assets...........   $25,180     $318,389    $2,402,046    $3,337,370     $2,641      $54,879
                              =======     ========    ==========    ==========     ======      =======
NET ASSETS
Accumulation units.........   $25,180     $318,389    $2,402,046    $3,337,370     $2,641      $54,879
Contracts in payout
 (annuitization) period....        --           --            --            --         --           --
                              -------     --------    ----------    ----------     ------      -------
    Total net assets.......   $25,180     $318,389    $2,402,046    $3,337,370     $2,641      $54,879
                              =======     ========    ==========    ==========     ======      =======
FUND SHARE
 INFORMATION
Number of shares...........     1,857       25,289       204,604       246,664        268        1,350
                              =======     ========    ==========    ==========     ======      =======
Cost of investments........   $18,207     $240,824    $1,974,820    $2,673,928     $1,905      $30,668
                              =======     ========    ==========    ==========     ======      =======
ACCUMULATION UNIT
 VALUE
    Lowest.................   $ 12.56     $  11.88    $    10.30    $    12.89     $10.90      $ 13.01
                              =======     ========    ==========    ==========     ======      =======
    Highest................   $ 23.42     $  16.61    $    16.29    $    13.31     $19.50      $ 19.58
                              =======     ========    ==========    ==========     ======      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -----------------------------------------------------------------------
                             ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                              SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                               TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                            SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                            ----------- ----------- ----------- ----------- ----------- -----------
                                AST         AST                     AST
                              GOLDMAN     GOLDMAN       AST       GOLDMAN       AST
                               SACHS       SACHS      GOLDMAN      SACHS      HERNDON
                             LARGE-CAP    MID-CAP      SACHS     SMALL-CAP   LARGE-CAP      AST
                               VALUE      GROWTH    MULTI-ASSET    VALUE       VALUE    HIGH YIELD
                            ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value.   $10,708     $54,699    $574,234     $7,693      $25,465     $88,675
                              -------     -------    --------     ------      -------     -------
    Total assets...........   $10,708     $54,699    $574,234     $7,693      $25,465     $88,675
                              =======     =======    ========     ======      =======     =======
NET ASSETS
Accumulation units.........   $10,708     $54,699    $574,234     $7,693      $25,465     $88,675
Contracts in payout
 (annuitization) period....        --          --          --         --           --          --
                              -------     -------    --------     ------      -------     -------
    Total net assets.......   $10,708     $54,699    $574,234     $7,693      $25,465     $88,675
                              =======     =======    ========     ======      =======     =======
FUND SHARE
 INFORMATION
Number of shares...........       455       7,882      49,375        458        1,985      10,801
                              =======     =======    ========     ======      =======     =======
Cost of investments........   $ 8,804     $40,035    $453,266     $4,265      $21,157     $79,589
                              =======     =======    ========     ======      =======     =======
ACCUMULATION UNIT
 VALUE
    Lowest.................   $ 10.47     $ 15.17    $  11.00     $17.46      $ 10.58     $ 12.82
                              =======     =======    ========     ======      =======     =======
    Highest................   $ 19.27     $ 22.97    $  14.76     $24.38      $ 20.19     $ 16.57
                              =======     =======    ========     ======      =======     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -------------------------------------------------------------------------------
                              ADVANCED      ADVANCED     ADVANCED    ADVANCED     ADVANCED      ADVANCED
                               SERIES        SERIES       SERIES      SERIES       SERIES        SERIES
                                TRUST         TRUST        TRUST       TRUST        TRUST         TRUST
                             SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                            ------------- ------------- ----------- ----------- ------------- -------------
                                                            AST         AST          AST           AST
                                 AST           AST      INVESTMENT  J.P. MORGAN  J.P. MORGAN   J.P. MORGAN
                            INTERNATIONAL INTERNATIONAL    GRADE      GLOBAL    INTERNATIONAL   STRATEGIC
                               GROWTH         VALUE        BOND      THEMATIC      EQUITY     OPPORTUNITIES
                            ------------- ------------- ----------- ----------- ------------- -------------
ASSETS
Investments, at fair value.    $49,492       $64,886    $2,488,268   $178,210      $53,480     $3,339,028
                               -------       -------    ----------   --------      -------     ----------
    Total assets...........    $49,492       $64,886    $2,488,268   $178,210      $53,480     $3,339,028
                               =======       =======    ==========   ========      =======     ==========
NET ASSETS
Accumulation units.........    $49,492       $64,886    $2,488,268   $178,210      $53,480     $3,339,028
Contracts in payout
 (annuitization) period....         --            --            --         --           --             --
                               -------       -------    ----------   --------      -------     ----------
    Total net assets.......    $49,492       $64,886    $2,488,268   $178,210      $53,480     $3,339,028
                               =======       =======    ==========   ========      =======     ==========
FUND SHARE
 INFORMATION
Number of shares...........      3,505         3,536       389,400     14,177        2,088        214,040
                               =======       =======    ==========   ========      =======     ==========
Cost of investments........    $41,583       $65,456    $2,473,392   $137,913      $44,840     $2,629,494
                               =======       =======    ==========   ========      =======     ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................    $  9.06       $  8.82    $    13.02   $  11.78      $  9.60     $    10.97
                               =======       =======    ==========   ========      =======     ==========
    Highest................    $ 17.57       $ 16.44    $    15.02   $  16.96      $ 17.24     $    14.30
                               =======       =======    ==========   ========      =======     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -----------------------------------------------------------------------
                             ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                              SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                               TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                            SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                            ----------- ----------- ----------- ----------- ----------- -----------
                                            AST
                                          LOOMIS        AST
                                AST       SAYLES    LORD ABBETT     AST         AST         AST
                             LARGE-CAP   LARGE-CAP  CORE FIXED  MFS GLOBAL      MFS       MID-CAP
                               VALUE      GROWTH      INCOME      EQUITY      GROWTH       VALUE
                            ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value.   $8,290     $132,822     $58,466     $67,341     $17,971     $40,887
                              ------     --------     -------     -------     -------     -------
    Total assets...........   $8,290     $132,822     $58,466     $67,341     $17,971     $40,887
                              ======     ========     =======     =======     =======     =======
NET ASSETS
Accumulation units.........   $8,290     $132,822     $58,466     $67,341     $17,971     $40,887
Contracts in payout
 (annuitization) period....       --           --          --          --          --          --
                              ------     --------     -------     -------     -------     -------
    Total net assets.......   $8,290     $132,822     $58,466     $67,341     $17,971     $40,887
                              ======     ========     =======     =======     =======     =======
FUND SHARE
 INFORMATION
Number of shares...........      417        4,552       5,188       4,445       1,177       2,301
                              ======     ========     =======     =======     =======     =======
Cost of investments........   $5,996     $ 90,441     $54,250     $50,230     $10,243     $20,659
                              ======     ========     =======     =======     =======     =======
ACCUMULATION UNIT
 VALUE
    Lowest.................   $10.08     $  12.26     $ 11.86     $ 13.14     $ 13.02     $ 13.34
                              ======     ========     =======     =======     =======     =======
    Highest................   $20.91     $  21.44     $ 14.52     $ 21.11     $ 20.20     $ 22.94
                              ======     ========     =======     =======     =======     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -----------------------------------------------------------------------
                             ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                              SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                               TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                            SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                            ----------- ----------- ----------- ----------- ----------- -----------
                                            AST         AST         AST         AST         AST
                                         NEUBERGER   NEUBERGER      NEW     PARAMETRIC     PIMCO
                                AST      BERMAN /     BERMAN     DISCOVERY   EMERGING     LIMITED
                               MONEY    LSV MID-CAP   MID-CAP      ASSET      MARKETS    MATURITY
                              MARKET       VALUE      GROWTH    ALLOCATION    EQUITY       BOND
                            ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value.  $421,579     $25,901     $51,637     $3,451      $15,837    $102,865
                             --------     -------     -------     ------      -------    --------
    Total assets...........  $421,579     $25,901     $51,637     $3,451      $15,837    $102,865
                             ========     =======     =======     ======      =======    ========
NET ASSETS
Accumulation units.........  $421,579     $25,901     $51,637     $3,451      $15,837    $102,865
Contracts in payout
 (annuitization) period....        --          --          --         --           --          --
                             --------     -------     -------     ------      -------    --------
    Total net assets.......  $421,579     $25,901     $51,637     $3,451      $15,837    $102,865
                             ========     =======     =======     ======      =======    ========
FUND SHARE
 INFORMATION
Number of shares...........   421,579       1,076       1,595        281        1,766       9,939
                             ========     =======     =======     ======      =======    ========
Cost of investments........  $421,579     $17,019     $33,510     $3,246      $14,275    $109,175
                             ========     =======     =======     ======      =======    ========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $   8.74     $ 13.87     $ 12.85     $11.82      $  9.34    $  10.10
                             ========     =======     =======     ======      =======    ========
    Highest................  $   9.84     $ 25.45     $ 22.34     $12.21      $ 15.79    $  11.85
                             ========     =======     =======     ======      =======    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -------------------------------------------------------------------------
                              ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                               SERIES       SERIES      SERIES      SERIES      SERIES      SERIES
                               TRUST        TRUST        TRUST       TRUST       TRUST       TRUST
                            SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                            ------------ ------------ ----------- ----------- ----------- -----------
                                AST          AST          AST         AST                     AST
                               PIMCO     PRESERVATION PRUDENTIAL    QMA US        AST      SCHRODERS
                            TOTAL RETURN    ASSET       GROWTH      EQUITY     RCM WORLD    GLOBAL
                                BOND      ALLOCATION  ALLOCATION     ALPHA      TRENDS     TACTICAL
                            ------------ ------------ ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value.   $113,997    $8,487,378  $9,290,520    $47,252   $1,549,814   $519,664
                              --------    ----------  ----------    -------   ----------   --------
    Total assets...........   $113,997    $8,487,378  $9,290,520    $47,252   $1,549,814   $519,664
                              ========    ==========  ==========    =======   ==========   ========
NET ASSETS
Accumulation units.........   $113,997    $8,487,378  $9,290,520    $47,252   $1,549,814   $519,664
Contracts in payout
 (annuitization) period....         --            --          --         --           --         --
                              --------    ----------  ----------    -------   ----------   --------
    Total net assets.......   $113,997    $8,487,378  $9,290,520    $47,252   $1,549,814   $519,664
                              ========    ==========  ==========    =======   ==========   ========
FUND SHARE
 INFORMATION
Number of shares...........      9,276       644,938     776,799      2,624      135,001     37,145
                              ========    ==========  ==========    =======   ==========   ========
Cost of investments........   $110,252    $6,761,946  $7,559,639    $32,822   $1,112,302   $372,584
                              ========    ==========  ==========    =======   ==========   ========
ACCUMULATION UNIT
 VALUE
    Lowest.................   $  11.67    $    11.62  $     9.91    $ 11.60   $    10.77   $  11.31
                              ========    ==========  ==========    =======   ==========   ========
    Highest................   $  13.61    $    14.48  $    16.61    $ 22.22   $    15.07   $  17.47
                              ========    ==========  ==========    =======   ==========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            ---------------------------------------------------------------------------
                             ADVANCED    ADVANCED    ADVANCED    ADVANCED     ADVANCED      ADVANCED
                              SERIES      SERIES      SERIES      SERIES       SERIES        SERIES
                               TRUST       TRUST       TRUST       TRUST        TRUST         TRUST
                            SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                            ----------- ----------- ----------- ----------- ------------- -------------
                                AST
                             SCHRODERS                                           AST           AST
                            MULTI-ASSET     AST         AST         AST     T. ROWE PRICE T. ROWE PRICE
                               WORLD     SMALL-CAP   SMALL-CAP   TEMPLETON      ASSET        EQUITY
                            STRATEGIES    GROWTH       VALUE    GLOBAL BOND  ALLOCATION      INCOME
                            ----------- ----------- ----------- ----------- ------------- -------------
ASSETS
Investments, at fair value.  $704,000     $3,689      $29,661     $56,087    $6,584,731      $77,022
                             --------     ------      -------     -------    ----------      -------
    Total assets...........  $704,000     $3,689      $29,661     $56,087    $6,584,731      $77,022
                             ========     ======      =======     =======    ==========      =======
NET ASSETS
Accumulation units.........  $704,000     $3,689      $29,661     $56,087    $6,584,731      $77,022
Contracts in payout
 (annuitization) period....        --         --           --          --            --           --
                             --------     ------      -------     -------    ----------      -------
    Total net assets.......  $704,000     $3,689      $29,661     $56,087    $6,584,731      $77,022
                             ========     ======      =======     =======    ==========      =======
FUND SHARE
 INFORMATION
Number of shares...........    44,529        120        1,447       5,208       295,544        6,252
                             ========     ======      =======     =======    ==========      =======
Cost of investments........  $536,475     $1,696      $15,686     $58,204    $4,852,225      $53,538
                             ========     ======      =======     =======    ==========      =======
ACCUMULATION UNIT
 VALUE
    Lowest.................  $  10.83     $14.98      $ 13.81     $ 10.48    $    12.04      $  9.84
                             ========     ======      =======     =======    ==========      =======
    Highest................  $  15.76     $24.93      $ 23.06     $ 12.23    $    16.97      $ 20.25
                             ========     ======      =======     =======    ==========      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                        ---------------------------------------------------------------------------------
                                                                                ALLIANCE      ALLIANCE
                                                                                BERNSTEIN     BERNSTEIN
                          ADVANCED      ADVANCED      ADVANCED     ADVANCED     VARIABLE      VARIABLE
                           SERIES        SERIES        SERIES       SERIES       PRODUCT       PRODUCT
                            TRUST         TRUST         TRUST        TRUST     SERIES FUND   SERIES FUND
                         SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                        ------------- ------------- ------------- ----------- ------------- -------------
                             AST           AST           AST      AST WESTERN                 ALLIANCE
                        T. ROWE PRICE T. ROWE PRICE  WELLINGTON      ASSET      ALLIANCE    BERNSTEIN VPS
                          LARGE-CAP      NATURAL     MANAGEMENT    CORE PLUS  BERNSTEIN VPS   GROWTH &
                           GROWTH       RESOURCES   HEDGED EQUITY    BOND        GROWTH        INCOME
                        ------------- ------------- ------------- ----------- ------------- -------------
ASSETS
Investments, at fair
 value.................    $17,109      $126,494      $160,011      $12,593    $22,403,551   $64,268,466
                           -------      --------      --------      -------    -----------   -----------
    Total assets.......    $17,109      $126,494      $160,011      $12,593    $22,403,551   $64,268,466
                           =======      ========      ========      =======    ===========   ===========
NET ASSETS
Accumulation units.....    $17,109      $126,494      $160,011      $12,593    $22,342,884   $64,142,639
Contracts in payout
 (annuitization)
 period................         --            --            --           --         60,667       125,827
                           -------      --------      --------      -------    -----------   -----------
    Total net assets...    $17,109      $126,494      $160,011      $12,593    $22,403,551   $64,268,466
                           =======      ========      ========      =======    ===========   ===========
FUND SHARE
 INFORMATION
Number of shares.......        830         5,565        13,345        1,193        744,799     2,337,885
                           =======      ========      ========      =======    ===========   ===========
Cost of investments....    $ 8,298      $142,841      $141,439      $12,617    $13,156,765   $48,901,070
                           =======      ========      ========      =======    ===========   ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............    $ 15.07      $   7.81      $   9.67      $ 10.94    $      8.84   $     14.40
                           =======      ========      ========      =======    ===========   ===========
    Highest............    $ 23.51      $  15.61      $  17.51      $ 12.10    $     20.93   $     21.21
                           =======      ========      ========      =======    ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                        -----------------------------------------------------------------------------------------
                          ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                          BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN       AMERICAN         AMERICAN
                          VARIABLE      VARIABLE      VARIABLE      VARIABLE        CENTURY          CENTURY
                           PRODUCT       PRODUCT       PRODUCT       PRODUCT        VARIABLE         VARIABLE
                         SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND  PORTFOLIOS, INC. PORTFOLIOS, INC.
                         SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                        ------------- ------------- ------------- ------------- ---------------- ----------------
                          ALLIANCE      ALLIANCE      ALLIANCE
                        BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS   ALLIANCE        AMERICAN         AMERICAN
                        INTERNATIONAL   LARGE CAP     SMALL/MID   BERNSTEIN VPS     CENTURY          CENTURY
                            VALUE        GROWTH       CAP VALUE       VALUE       VP BALANCED    VP INTERNATIONAL
                        ------------- ------------- ------------- ------------- ---------------- ----------------
ASSETS
Investments, at fair
 value.................  $12,865,936   $20,319,926   $18,939,331   $1,089,057       $11,659           $6,088
                         -----------   -----------   -----------   ----------       -------           ------
    Total assets.......  $12,865,936   $20,319,926   $18,939,331   $1,089,057       $11,659           $6,088
                         ===========   ===========   ===========   ==========       =======           ======
NET ASSETS
Accumulation units.....  $12,865,936   $20,311,731   $18,939,331   $1,089,057       $11,659           $6,088
Contracts in payout
 (annuitization)
 period................           --         8,195            --           --            --               --
                         -----------   -----------   -----------   ----------       -------           ------
    Total net assets...  $12,865,936   $20,319,926   $18,939,331   $1,089,057       $11,659           $6,088
                         ===========   ===========   ===========   ==========       =======           ======
FUND SHARE
 INFORMATION
Number of shares.......      865,810       488,225       832,864       77,238         1,443              567
                         ===========   ===========   ===========   ==========       =======           ======
Cost of investments....  $14,194,861   $11,761,663   $12,992,903   $  901,559       $ 9,836           $4,251
                         ===========   ===========   ===========   ==========       =======           ======
ACCUMULATION
 UNIT VALUE
    Lowest.............  $     10.08   $      8.57   $     26.47   $    12.10       $ 20.48           $18.95
                         ===========   ===========   ===========   ==========       =======           ======
    Highest............  $     11.31   $     19.80   $     30.49   $    13.57       $ 20.83           $19.27
                         ===========   ===========   ===========   ==========       =======           ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        ----------------------------------------------------------------------------
                          DREYFUS
                         SOCIALLY                   DREYFUS      DREYFUS        DWS         DWS
                        RESPONSIBLE                 VARIABLE     VARIABLE   INVESTMENTS INVESTMENTS
                          GROWTH    DREYFUS STOCK  INVESTMENT   INVESTMENT   VARIABLE     VARIABLE
                        FUND, INC.   INDEX FUND       FUND         FUND      SERIES I     SERIES I
                        SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                        ----------- ------------- ------------ ------------ ----------- ------------
                          DREYFUS
                         SOCIALLY                                                           DWS
                        RESPONSIBLE DREYFUS STOCK VIF GROWTH &     VIF          DWS       CAPITAL
                        GROWTH FUND  INDEX FUND      INCOME    MONEY MARKET BOND VIP A  GROWTH VIP A
                        ----------- ------------- ------------ ------------ ----------- ------------
ASSETS
Investments, at fair
 value.................   $19,853     $555,089      $90,269      $424,711    $299,156    $1,105,699
                          -------     --------      -------      --------    --------    ----------
    Total assets.......   $19,853     $555,089      $90,269      $424,711    $299,156    $1,105,699
                          =======     ========      =======      ========    ========    ==========
NET ASSETS
Accumulation units.....   $19,853     $555,089      $90,269      $424,711    $264,715    $1,081,118
Contracts in payout
 (annuitization)
 period................        --           --           --            --      34,441        24,581
                          -------     --------      -------      --------    --------    ----------
    Total net assets...   $19,853     $555,089      $90,269      $424,711    $299,156    $1,105,699
                          =======     ========      =======      ========    ========    ==========
FUND SHARE
 INFORMATION
Number of shares.......       450       13,592        3,017       424,711      54,293        38,919
                          =======     ========      =======      ========    ========    ==========
Cost of investments....   $13,431     $395,519      $62,285      $424,711    $315,075    $  674,441
                          =======     ========      =======      ========    ========    ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............   $  9.32     $  12.46      $ 13.27      $   9.29    $  14.79    $    17.85
                          =======     ========      =======      ========    ========    ==========
    Highest............   $ 17.88     $  20.06      $ 19.05      $  11.88    $  15.01    $    18.12
                          =======     ========      =======      ========    ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                         ------------------------------------------------------------------------------
                             DWS         DWS           DWS           DWS          DWS          DWS
                         INVESTMENTS INVESTMENTS   INVESTMENTS   INVESTMENTS  INVESTMENTS  INVESTMENTS
                          VARIABLE     VARIABLE     VARIABLE      VARIABLE     VARIABLE     VARIABLE
                          SERIES I     SERIES I     SERIES I      SERIES II    SERIES II    SERIES II
                         SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                         ----------- ------------ ------------- ------------- ----------- -------------
                                         DWS                         DWS          DWS          DWS
                             DWS        GLOBAL         DWS      GLOBAL INCOME    MONEY    SMALL MID CAP
                         CORE EQUITY  SMALL CAP   INTERNATIONAL    BUILDER      MARKET       GROWTH
                            VIP A    GROWTH VIP A     VIP A       VIP A II     VIP A II     VIP A II
                         ----------- ------------ ------------- ------------- ----------- -------------
ASSETS
Investments, at fair
 value..................  $611,275    $1,175,513    $290,363     $1,309,691    $169,065     $384,402
                          --------    ----------    --------     ----------    --------     --------
    Total assets........  $611,275    $1,175,513    $290,363     $1,309,691    $169,065     $384,402
                          ========    ==========    ========     ==========    ========     ========
NET ASSETS
Accumulation units......  $609,106    $1,175,513    $284,077     $1,252,994    $169,065     $384,402
Contracts in payout
 (annuitization) period.     2,169            --       6,286         56,697          --           --
                          --------    ----------    --------     ----------    --------     --------
    Total net assets....  $611,275    $1,175,513    $290,363     $1,309,691    $169,065     $384,402
                          ========    ==========    ========     ==========    ========     ========
FUND SHARE
 INFORMATION
Number of shares........    52,970        67,909      32,049         47,974     169,065       17,805
                          ========    ==========    ========     ==========    ========     ========
Cost of investments.....  $450,225    $  901,591    $332,698     $1,032,453    $169,065     $239,308
                          ========    ==========    ========     ==========    ========     ========
ACCUMULATION
 UNIT VALUE
    Lowest..............  $  16.17    $    35.17    $  13.31     $    14.93    $  10.29     $  17.53
                          ========    ==========    ========     ==========    ========     ========
    Highest.............  $  16.42    $    35.71    $  13.52     $    15.07    $  10.37     $  17.69
                          ========    ==========    ========     ==========    ========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                         ------------------------------------------------------------------------------------
                                          FIDELITY      FIDELITY      FIDELITY      FIDELITY      FIDELITY
                           FEDERATED      VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                           INSURANCE     INSURANCE      INSURANCE     INSURANCE     INSURANCE     INSURANCE
                            SERIES     PRODUCTS FUND  PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND
                          SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                         ------------- -------------- ------------- ------------- ------------- -------------
                           FEDERATED
                             PRIME                         VIP                      VIP HIGH
                         MONEY FUND II VIP CONTRAFUND EQUITY-INCOME  VIP GROWTH      INCOME     VIP INDEX 500
                         ------------- -------------- ------------- ------------- ------------- -------------
ASSETS
Investments, at fair
 value..................  $5,677,672     $5,318,361     $812,883     $3,578,135     $673,689     $4,399,381
                          ----------     ----------     --------     ----------     --------     ----------
    Total assets........  $5,677,672     $5,318,361     $812,883     $3,578,135     $673,689     $4,399,381
                          ==========     ==========     ========     ==========     ========     ==========
NET ASSETS
Accumulation units......  $5,600,590     $5,310,993     $812,224     $3,571,194     $671,871     $4,373,481
Contracts in payout
 (annuitization) period.      77,082          7,368          659          6,941        1,818         25,900
                          ----------     ----------     --------     ----------     --------     ----------
    Total net assets....  $5,677,672     $5,318,361     $812,883     $3,578,135     $673,689     $4,399,381
                          ==========     ==========     ========     ==========     ========     ==========
FUND SHARE
 INFORMATION
Number of shares........   5,677,672        154,829       34,903         62,620      116,153         23,616
                          ==========     ==========     ========     ==========     ========     ==========
Cost of investments.....  $5,677,672     $3,749,735     $719,882     $2,394,469     $687,290     $3,105,454
                          ==========     ==========     ========     ==========     ========     ==========
ACCUMULATION
 UNIT VALUE
    Lowest..............  $     9.30     $    18.40     $  16.27     $    10.11     $  14.44     $    12.70
                          ==========     ==========     ========     ==========     ========     ==========
    Highest.............  $    12.53     $    33.24     $  20.53     $    21.99     $  17.04     $    15.15
                          ==========     ==========     ========     ==========     ========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        ---------------------------------------------------------------------------------------------------
                                                        FIDELITY          FIDELITY          FIDELITY          FIDELITY
                          FIDELITY      FIDELITY        VARIABLE          VARIABLE          VARIABLE          VARIABLE
                          VARIABLE      VARIABLE        INSURANCE         INSURANCE         INSURANCE         INSURANCE
                          INSURANCE     INSURANCE     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                        PRODUCTS FUND PRODUCTS FUND (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                         SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                        ------------- ------------- ----------------- ----------------- ----------------- -----------------
                                                        VIP ASSET
                             VIP                         MANAGER             VIP               VIP           VIP FREEDOM
                         INVESTMENT        VIP           GROWTH          CONTRAFUND       EQUITY-INCOME    2010 PORTFOLIO
                         GRADE BOND     OVERSEAS    (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                        ------------- ------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
 value.................  $1,186,265    $1,155,059        $12,511         $50,942,439        $640,368         $5,814,922
                         ----------    ----------        -------         -----------        --------         ----------
    Total assets.......  $1,186,265    $1,155,059        $12,511         $50,942,439        $640,368         $5,814,922
                         ==========    ==========        =======         ===========        ========         ==========
NET ASSETS
Accumulation units.....  $1,184,156    $1,154,034        $12,511         $50,746,484        $640,368         $5,814,922
Contracts in payout
 (annuitization)
 period................       2,109         1,025             --             195,955              --                 --
                         ----------    ----------        -------         -----------        --------         ----------
    Total net assets...  $1,186,265    $1,155,059        $12,511         $50,942,439        $640,368         $5,814,922
                         ==========    ==========        =======         ===========        ========         ==========
FUND SHARE
 INFORMATION
Number of shares.......      95,976        55,962            691           1,508,512          27,988            475,075
                         ==========    ==========        =======         ===========        ========         ==========
Cost of investments....  $1,216,667    $1,000,336        $ 7,813         $40,613,480        $592,619         $4,987,095
                         ==========    ==========        =======         ===========        ========         ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............  $    17.49    $    12.02        $ 14.03         $     13.26        $  14.74         $    12.21
                         ==========    ==========        =======         ===========        ========         ==========
    Highest............  $    18.53    $    15.66        $ 16.44         $     25.87        $  19.16         $    13.63
                         ==========    ==========        =======         ===========        ========         ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        ------------------------------------------------------------------------------------------
                            FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                            VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                            INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                          PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                        ----------------- ----------------- ----------------- ----------------- -----------------
                                                               VIP FREEDOM                             VIP
                           VIP FREEDOM       VIP FREEDOM         INCOME                             GROWTH &
                         2020 PORTFOLIO    2030 PORTFOLIO       PORTFOLIO        VIP GROWTH          INCOME
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                        ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
 value.................    $5,202,784        $2,622,554        $1,856,040         $145,365         $12,624,036
                           ----------        ----------        ----------         --------         -----------
    Total assets.......    $5,202,784        $2,622,554        $1,856,040         $145,365         $12,624,036
                           ==========        ==========        ==========         ========         ===========
NET ASSETS
Accumulation units.....    $5,202,784        $2,622,554        $1,856,040         $145,365         $12,624,036
Contracts in payout
 (annuitization)
 period................            --                --                --               --                  --
                           ----------        ----------        ----------         --------         -----------
    Total net assets...    $5,202,784        $2,622,554        $1,856,040         $145,365         $12,624,036
                           ==========        ==========        ==========         ========         ===========
FUND SHARE
 INFORMATION
Number of shares.......       414,895           205,208           171,064            2,570             670,778
                           ==========        ==========        ==========         ========         ===========
Cost of investments....    $4,349,857        $2,175,089        $1,754,931         $ 80,511         $ 8,751,546
                           ==========        ==========        ==========         ========         ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............    $    12.06        $    12.21        $    11.19         $  12.19         $     15.22
                           ==========        ==========        ==========         ========         ===========
    Highest............    $    13.46        $    13.63        $    12.48         $  18.15         $     17.07
                           ==========        ==========        ==========         ========         ===========

                        -----------------
                            FIDELITY
                            VARIABLE
                            INSURANCE
                          PRODUCTS FUND
                        (SERVICE CLASS 2)
                           SUB-ACCOUNT
                        -----------------

                               VIP
                          GROWTH STOCK
                        (SERVICE CLASS 2)
                        -----------------
ASSETS
Investments, at fair
 value.................    $1,545,597
                           ----------
    Total assets.......    $1,545,597
                           ==========
NET ASSETS
Accumulation units.....    $1,545,597
Contracts in payout
 (annuitization)
 period................            --
                           ----------
    Total net assets...    $1,545,597
                           ==========
FUND SHARE
 INFORMATION
Number of shares.......        80,124
                           ==========
Cost of investments....    $1,181,625
                           ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............    $    14.92
                           ==========
    Highest............    $    16.65
                           ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                        ------------------------------------------------------------------------------------------
                            FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                            VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                            INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                          PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                        ----------------- ----------------- ----------------- ----------------- -----------------
                               VIP                           VIP INVESTMENT                         VIP MONEY
                           HIGH INCOME      VIP INDEX 500      GRADE BOND        VIP MID CAP         MARKET
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                        ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
 value.................    $4,992,823        $9,263,208          $1,819          $15,306,930       $9,438,808
                           ----------        ----------          ------          -----------       ----------
    Total assets.......    $4,992,823        $9,263,208          $1,819          $15,306,930       $9,438,808
                           ==========        ==========          ======          ===========       ==========
NET ASSETS
Accumulation units.....    $4,992,823        $9,250,165          $1,819          $15,119,094       $9,421,431
Contracts in payout
 (annuitization)
 period................            --            13,043              --              187,836           17,377
                           ----------        ----------          ------          -----------       ----------
    Total net assets...    $4,992,823        $9,263,208          $1,819          $15,306,930       $9,438,808
                           ==========        ==========          ======          ===========       ==========
FUND SHARE
 INFORMATION
Number of shares.......       885,252            50,191             150              429,970        9,438,808
                           ==========        ==========          ======          ===========       ==========
Cost of investments....    $4,958,719        $7,222,808          $1,917          $13,279,794       $9,438,808
                           ==========        ==========          ======          ===========       ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............    $    14.65        $    13.20          $14.64 (I)      $     14.07       $     9.16
                           ==========        ==========          ======          ===========       ==========
    Highest............    $    21.76        $    19.36          $14.64          $     21.35       $    10.14
                           ==========        ==========          ======          ===========       ==========

                        -----------------
                            FIDELITY
                            VARIABLE
                            INSURANCE
                          PRODUCTS FUND
                        (SERVICE CLASS 2)
                           SUB-ACCOUNT
                        -----------------

                          VIP OVERSEAS
                        (SERVICE CLASS 2)
                        -----------------
ASSETS
Investments, at fair
 value.................      $40,541
                             -------
    Total assets.......      $40,541
                             =======
NET ASSETS
Accumulation units.....      $40,541
Contracts in payout
 (annuitization)
 period................           --
                             -------
    Total net assets...      $40,541
                             =======
FUND SHARE
 INFORMATION
Number of shares.......        1,980
                             =======
Cost of investments....      $35,480
                             =======
ACCUMULATION
 UNIT VALUE
    Lowest.............      $ 13.98
                             =======
    Highest............      $ 21.08
                             =======

--------
(I)The high and low accumulation unit value ("AUV") are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low AUV is reported.

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -----------------------------------------------------------------------------------------
                               FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                              TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                               VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                              INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                            PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- -------------- --------------
                               FRANKLIN       FRANKLIN                                     FRANKLIN       FRANKLIN
                               FLEX CAP      GROWTH AND      FRANKLIN       FRANKLIN      LARGE CAP      SMALL CAP
                                GROWTH         INCOME      HIGH INCOME       INCOME         GROWTH         VALUE
                              SECURITIES     SECURITIES     SECURITIES     SECURITIES     SECURITIES     SECURITIES
                            -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.   $2,338,660    $31,193,365    $10,279,733    $137,213,556   $34,051,962    $33,818,946
                              ----------    -----------    -----------    ------------   -----------    -----------
    Total assets...........   $2,338,660    $31,193,365    $10,279,733    $137,213,556   $34,051,962    $33,818,946
                              ==========    ===========    ===========    ============   ===========    ===========
NET ASSETS
Accumulation units.........   $2,338,660    $31,099,770    $10,279,733    $136,565,815   $33,970,635    $33,590,082
Contracts in payout
 (annuitization) period....           --         93,595             --         647,741        81,327        228,864
                              ----------    -----------    -----------    ------------   -----------    -----------
    Total net assets.......   $2,338,660    $31,193,365    $10,279,733    $137,213,556   $34,051,962    $33,818,946
                              ==========    ===========    ===========    ============   ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........      129,136      1,983,049      1,509,506       8,538,491     1,651,405      1,405,025
                              ==========    ===========    ===========    ============   ===========    ===========
Cost of investments........   $1,403,011    $26,209,868    $ 9,440,378    $129,492,777   $25,147,312    $21,138,823
                              ==========    ===========    ===========    ============   ===========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................   $    15.44    $     18.54    $     15.71    $      15.37   $     13.19    $     18.85
                              ==========    ===========    ===========    ============   ===========    ===========
    Highest................   $    17.32    $     21.73    $     17.89    $      17.67   $     15.06    $     34.06
                              ==========    ===========    ===========    ============   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                        ------------------------------------------------------------------------------------------
                           FRANKLIN       FRANKLIN        FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                          TEMPLETON       TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                           VARIABLE       VARIABLE        VARIABLE       VARIABLE       VARIABLE       VARIABLE
                          INSURANCE       INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                        PRODUCTS TRUST PRODUCTS TRUST  PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                         SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                        -------------- --------------- -------------- -------------- -------------- --------------
                           FRANKLIN                        MUTUAL                      TEMPLETON
                        SMALL MID-CAP                      GLOBAL                      DEVELOPING     TEMPLETON
                            GROWTH        FRANKLIN       DISCOVERY    MUTUAL SHARES     MARKETS        FOREIGN
                          SECURITIES   U.S. GOVERNMENT   SECURITIES     SECURITIES     SECURITIES     SECURITIES
                        -------------- --------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair
 value.................   $1,155,495     $19,112,105    $17,620,548    $75,873,878    $14,605,327    $86,940,625
                          ----------     -----------    -----------    -----------    -----------    -----------
    Total assets.......   $1,155,495     $19,112,105    $17,620,548    $75,873,878    $14,605,327    $86,940,625
                          ==========     ===========    ===========    ===========    ===========    ===========
NET ASSETS
Accumulation units.....   $1,155,495     $19,063,118    $17,472,708    $75,511,711    $14,513,252    $86,777,662
Contracts in payout
 (annuitization)
 period................           --          48,987        147,840        362,167         92,075        162,963
                          ----------     -----------    -----------    -----------    -----------    -----------
    Total net assets...   $1,155,495     $19,112,105    $17,620,548    $75,873,878    $14,605,327    $86,940,625
                          ==========     ===========    ===========    ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares.......       42,544       1,510,838        771,478      3,507,808      1,433,300      5,042,960
                          ==========     ===========    ===========    ===========    ===========    ===========
Cost of investments....   $  712,201     $19,482,531    $15,965,593    $59,460,297    $14,520,055    $73,443,836
                          ==========     ===========    ===========    ===========    ===========    ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............   $    11.83     $     11.11    $     14.01    $     14.87    $     21.97    $     14.76
                          ==========     ===========    ===========    ===========    ===========    ===========
    Highest............   $    32.50     $     12.76    $     19.62    $     27.99    $     35.40    $     25.32
                          ==========     ===========    ===========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                        -------------------------------------------------------------------------------------
                           FRANKLIN       FRANKLIN
                          TEMPLETON      TEMPLETON    GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS
                           VARIABLE       VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                          INSURANCE      INSURANCE      INSURANCE     INSURANCE     INSURANCE     INSURANCE
                        PRODUCTS TRUST PRODUCTS TRUST     TRUST         TRUST         TRUST         TRUST
                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                        -------------- -------------- ------------- ------------- ------------- -------------
                                                                                                     VIT
                          TEMPLETON      TEMPLETON         VIT           VIT           VIT       STRUCTURED
                         GLOBAL BOND       GROWTH       LARGE CAP      MID CAP      STRATEGIC     SMALL CAP
                          SECURITIES     SECURITIES       VALUE         VALUE        GROWTH        EQUITY
                        -------------- -------------- ------------- ------------- ------------- -------------
ASSETS
Investments, at fair
 value.................   $1,666,996     $1,111,073    $3,836,029    $3,553,449      $21,172     $8,756,825
                          ----------     ----------    ----------    ----------      -------     ----------
    Total assets.......   $1,666,996     $1,111,073    $3,836,029    $3,553,449      $21,172     $8,756,825
                          ==========     ==========    ==========    ==========      =======     ==========
NET ASSETS
Accumulation units.....   $1,569,740     $1,065,541    $3,836,029    $3,553,449      $21,172     $8,756,825
Contracts in payout
 (annuitization)
 period................       97,256         45,532            --            --           --             --
                          ----------     ----------    ----------    ----------      -------     ----------
    Total net assets...   $1,666,996     $1,111,073    $3,836,029    $3,553,449      $21,172     $8,756,825
                          ==========     ==========    ==========    ==========      =======     ==========
FUND SHARE
 INFORMATION
Number of shares.......       89,623         72,953       304,689       190,636        1,200        581,077
                          ==========     ==========    ==========    ==========      =======     ==========
Cost of investments....   $1,493,196     $  903,779    $3,415,988    $2,946,616      $14,067     $7,535,157
                          ==========     ==========    ==========    ==========      =======     ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............   $    22.62     $    15.70    $    13.40    $    16.96      $ 11.20     $    14.46
                          ==========     ==========    ==========    ==========      =======     ==========
    Highest............   $    34.63     $    23.44    $    16.57    $    39.67      $ 17.36     $    27.15
                          ==========     ==========    ==========    ==========      =======     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            ------------------------------------------------------------------------------
                            GOLDMAN SACHS
                              VARIABLE      INVESCO      INVESCO      INVESCO      INVESCO      INVESCO
                              INSURANCE    INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                TRUST       SERVICES     SERVICES     SERVICES     SERVICES     SERVICES
                             SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                            ------------- ------------ ------------ ------------ ------------ ------------
                                 VIT      INVESCO V.I. INVESCO V.I.              INVESCO V.I. INVESCO V.I.
                             STRUCTURED     AMERICAN     AMERICAN   INVESCO V.I.     CORE     DIVERSIFIED
                             U.S. EQUITY   FRANCHISE      VALUE       COMSTOCK      EQUITY      DIVIDEND
                            ------------- ------------ ------------ ------------ ------------ ------------
ASSETS
Investments, at fair value.  $5,792,602   $93,981,331  $49,878,930  $32,922,587  $90,978,452  $157,002,680
                             ----------   -----------  -----------  -----------  -----------  ------------
    Total assets...........  $5,792,602   $93,981,331  $49,878,930  $32,922,587  $90,978,452  $157,002,680
                             ==========   ===========  ===========  ===========  ===========  ============
NET ASSETS
Accumulation units.........  $5,779,003   $93,149,264  $49,574,346  $32,777,497  $89,533,055  $155,137,895
Contracts in payout
 (annuitization) period....      13,599       832,067      304,584      145,090    1,445,397     1,864,785
                             ----------   -----------  -----------  -----------  -----------  ------------
    Total net assets.......  $5,792,602   $93,981,331  $49,878,930  $32,922,587  $90,978,452  $157,002,680
                             ==========   ===========  ===========  ===========  ===========  ============
FUND SHARE
 INFORMATION
Number of shares...........     350,642     1,856,238    2,507,739    1,854,794    2,367,381     7,501,322
                             ==========   ===========  ===========  ===========  ===========  ============
Cost of investments........  $4,208,068   $67,656,518  $34,705,779  $22,293,158  $58,562,147  $ 93,415,215
                             ==========   ===========  ===========  ===========  ===========  ============
ACCUMULATION UNIT
 VALUE
    Lowest.................  $    12.13   $      7.43  $     19.47  $     17.33  $     11.02  $      14.16
                             ==========   ===========  ===========  ===========  ===========  ============
    Highest................  $    17.68   $     22.36  $     32.35  $     23.76  $     28.54  $      55.40
                             ==========   ===========  ===========  ===========  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            ------------------------------------------------------------------------------
                              INVESCO      INVESCO      INVESCO      INVESCO      INVESCO       INVESCO
                             INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                              SERVICES     SERVICES     SERVICES     SERVICES     SERVICES     SERVICES
                            SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                            ------------ ------------ ------------ ------------ ------------ -------------
                            INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.              INVESCO V.I.
                            DIVERSIFIED   EQUITY AND  GLOBAL CORE   GOVERNMENT  INVESCO V.I. INTERNATIONAL
                               INCOME       INCOME       EQUITY     SECURITIES   HIGH YIELD     GROWTH
                            ------------ ------------ ------------ ------------ ------------ -------------
ASSETS
Investments, at fair value. $ 8,505,792  $28,118,518  $38,615,155  $ 9,972,943  $17,192,786   $23,317,017
                            -----------  -----------  -----------  -----------  -----------   -----------
    Total assets........... $ 8,505,792  $28,118,518  $38,615,155  $ 9,972,943  $17,192,786   $23,317,017
                            ===========  ===========  ===========  ===========  ===========   ===========
NET ASSETS
Accumulation units......... $ 8,356,966  $27,932,058  $38,251,342  $ 9,772,759  $17,053,695   $22,821,932
Contracts in payout
 (annuitization) period....     148,826      186,460      363,813      200,184      139,091       495,085
                            -----------  -----------  -----------  -----------  -----------   -----------
    Total net assets....... $ 8,505,792  $28,118,518  $38,615,155  $ 9,972,943  $17,192,786   $23,317,017
                            ===========  ===========  ===========  ===========  ===========   ===========
FUND SHARE
 INFORMATION
Number of shares...........   1,365,296    1,513,376    4,262,158      856,782    3,016,278       660,165
                            ===========  ===========  ===========  ===========  ===========   ===========
Cost of investments........ $10,014,850  $22,622,520  $35,218,982  $10,420,146  $17,351,346   $14,521,337
                            ===========  ===========  ===========  ===========  ===========   ===========
ACCUMULATION UNIT
 VALUE
    Lowest................. $     11.94  $     10.03  $     11.79  $     12.56  $      7.17   $     14.02
                            ===========  ===========  ===========  ===========  ===========   ===========
    Highest................ $     15.53  $     26.31  $     27.48  $     17.35  $     28.27   $     27.50
                            ===========  ===========  ===========  ===========  ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -----------------------------------------------------------------------------
                              INVESCO      INVESCO      INVESCO      INVESCO      INVESCO      INVESCO
                             INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                              SERVICES     SERVICES     SERVICES     SERVICES     SERVICES     SERVICES
                            SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                            ------------ ------------ ------------ ------------ ------------ ------------
                            INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.
                              MID CAP      MID CAP       MONEY       S&P 500    INVESCO V.I. INVESCO V.I.
                            CORE EQUITY     GROWTH       MARKET       INDEX      TECHNOLOGY   UTILITIES
                            ------------ ------------ ------------ ------------ ------------ ------------
ASSETS
Investments, at fair value. $12,044,020   $8,533,206   $8,195,268  $33,531,494   $2,947,472   $5,820,996
                            -----------   ----------   ----------  -----------   ----------   ----------
    Total assets........... $12,044,020   $8,533,206   $8,195,268  $33,531,494   $2,947,472   $5,820,996
                            ===========   ==========   ==========  ===========   ==========   ==========
NET ASSETS
Accumulation units......... $11,999,446   $8,482,737   $8,100,234  $33,158,604   $2,914,887   $5,700,827
Contracts in payout
 (annuitization) period....      44,574       50,469       95,034      372,890       32,585      120,169
                            -----------   ----------   ----------  -----------   ----------   ----------
    Total net assets....... $12,044,020   $8,533,206   $8,195,268  $33,531,494   $2,947,472   $5,820,996
                            ===========   ==========   ==========  ===========   ==========   ==========
FUND SHARE
 INFORMATION
Number of shares...........     796,036    1,594,992    8,195,268    2,012,695      151,775      341,808
                            ===========   ==========   ==========  ===========   ==========   ==========
Cost of investments........ $ 9,399,566   $6,402,127   $8,195,268  $21,589,054   $1,997,378   $5,406,942
                            ===========   ==========   ==========  ===========   ==========   ==========
ACCUMULATION UNIT
 VALUE
    Lowest................. $     16.48   $    16.44   $     9.99  $     12.58   $    16.18   $    20.46
                            ===========   ==========   ==========  ===========   ==========   ==========
    Highest................ $     23.92   $    24.21   $    12.06  $     17.20   $    17.15   $    21.68
                            ===========   ==========   ==========  ===========   ==========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            ------------------------------------------------------------------------------
                                            INVESCO      INVESCO      INVESCO      INVESCO      INVESCO
                               INVESCO     INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                             INVESTMENT     SERVICES     SERVICES     SERVICES     SERVICES     SERVICES
                              SERVICES    (SERIES II)  (SERIES II)  (SERIES II)  (SERIES II)  (SERIES II)
                             SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                            ------------- ------------ ------------ ------------ ------------ ------------
                            INVESCO V.I.  INVESCO V.I. INVESCO V.I.              INVESCO V.I. INVESCO V.I.
                                VALUE       AMERICAN     AMERICAN   INVESCO V.I.     CORE     DIVERSIFIED
                            OPPORTUNITIES FRANCHISE II   VALUE II   COMSTOCK II   EQUITY II   DIVIDEND II
                            ------------- ------------ ------------ ------------ ------------ ------------
ASSETS
Investments, at fair value.  $7,893,969   $30,228,610  $33,767,067  $118,370,712  $2,066,393  $40,502,174
                             ----------   -----------  -----------  ------------  ----------  -----------
    Total assets...........  $7,893,969   $30,228,610  $33,767,067  $118,370,712  $2,066,393  $40,502,174
                             ==========   ===========  ===========  ============  ==========  ===========
NET ASSETS
Accumulation units.........  $7,811,954   $30,148,677  $33,692,094  $118,158,852  $2,065,272  $40,407,468
Contracts in payout
 (annuitization) period....      82,015        79,933       74,973       211,860       1,121       94,706
                             ----------   -----------  -----------  ------------  ----------  -----------
    Total net assets.......  $7,893,969   $30,228,610  $33,767,067  $118,370,712  $2,066,393  $40,502,174
                             ==========   ===========  ===========  ============  ==========  ===========
FUND SHARE
 INFORMATION
Number of shares...........     843,373       609,694    1,711,458     6,695,176      54,336    1,942,550
                             ==========   ===========  ===========  ============  ==========  ===========
Cost of investments........  $6,752,817   $16,333,330  $24,256,832  $ 78,992,032  $1,373,332  $26,286,934
                             ==========   ===========  ===========  ============  ==========  ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $    13.40   $     11.39  $     20.14  $      15.65  $    13.68  $     13.10
                             ==========   ===========  ===========  ============  ==========  ===========
    Highest................  $    16.14   $     21.42  $     30.95  $      22.96  $    18.25  $     18.98
                             ==========   ===========  ===========  ============  ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -------------------------------------------------------------------------------
                              INVESCO      INVESCO      INVESCO       INVESCO      INVESCO       INVESCO
                             INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT    INVESTMENT   INVESTMENT
                              SERVICES     SERVICES     SERVICES     SERVICES      SERVICES     SERVICES
                            (SERIES II)  (SERIES II)  (SERIES II)   (SERIES II)  (SERIES II)   (SERIES II)
                            SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                            ------------ ------------ ------------ ------------- ------------ -------------
                            INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.  INVESCO V.I.
                            DIVERSIFIED   EQUITY AND  GLOBAL CORE   GOVERNMENT    GROWTH AND  INVESCO V.I.
                             INCOME II    INCOME II    EQUITY II   SECURITIES II  INCOME II   HIGH YIELD II
                            ------------ ------------ ------------ ------------- ------------ -------------
ASSETS
Investments, at fair value.   $170,193   $38,430,669  $20,689,310    $303,165    $60,296,266   $10,574,301
                              --------   -----------  -----------    --------    -----------   -----------
    Total assets...........   $170,193   $38,430,669  $20,689,310    $303,165    $60,296,266   $10,574,301
                              ========   ===========  ===========    ========    ===========   ===========
NET ASSETS
Accumulation units.........   $170,193   $38,169,742  $20,636,837    $303,165    $60,066,747   $10,564,164
Contracts in payout
 (annuitization) period....         --       260,927       52,473          --        229,519        10,137
                              --------   -----------  -----------    --------    -----------   -----------
    Total net assets.......   $170,193   $38,430,669  $20,689,310    $303,165    $60,296,266   $10,574,301
                              ========   ===========  ===========    ========    ===========   ===========
FUND SHARE
 INFORMATION
Number of shares...........     27,495     2,075,090    2,288,640      26,271      2,298,752     1,864,956
                              ========   ===========  ===========    ========    ===========   ===========
Cost of investments........   $197,781   $28,822,301  $18,584,386    $320,886    $41,224,000   $10,776,751
                              ========   ===========  ===========    ========    ===========   ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................   $  11.34   $     11.28  $     12.36    $  11.77    $     19.90   $      8.38
                              ========   ===========  ===========    ========    ===========   ===========
    Highest................   $  12.93   $     20.90  $     16.96    $  13.45    $     24.79   $     21.06
                              ========   ===========  ===========    ========    ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                            -------------------------------------------------------------------------------
                               INVESCO      INVESCO      INVESCO      INVESCO      INVESCO       INVESCO
                             INVESTMENT    INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                              SERVICES      SERVICES     SERVICES     SERVICES     SERVICES     SERVICES
                             (SERIES II)  (SERIES II)  (SERIES II)  (SERIES II)  (SERIES II)   (SERIES II)
                             SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                            ------------- ------------ ------------ ------------ ------------ -------------
                            INVESCO V.I.  INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.
                            INTERNATIONAL MID CAP CORE   MID CAP       MONEY       S&P 500    INVESCO V.I.
                              GROWTH II    EQUITY II    GROWTH II    MARKET II     INDEX II   TECHNOLOGY II
                            ------------- ------------ ------------ ------------ ------------ -------------
ASSETS
Investments, at fair value.  $4,390,384    $2,089,176  $10,585,632    $742,439   $62,216,972     $16,846
                             ----------    ----------  -----------    --------   -----------     -------
    Total assets...........  $4,390,384    $2,089,176  $10,585,632    $742,439   $62,216,972     $16,846
                             ==========    ==========  ===========    ========   ===========     =======
NET ASSETS
Accumulation units.........  $4,390,384    $2,076,061  $10,576,105    $742,439   $61,987,057     $16,846
Contracts in payout
 (annuitization) period....          --        13,115        9,527          --       229,915          --
                             ----------    ----------  -----------    --------   -----------     -------
    Total net assets.......  $4,390,384    $2,089,176  $10,585,632    $742,439   $62,216,972     $16,846
                             ==========    ==========  ===========    ========   ===========     =======
FUND SHARE
 INFORMATION
Number of shares...........     125,871       139,744    1,986,047     742,439     3,752,531         891
                             ==========    ==========  ===========    ========   ===========     =======
Cost of investments........  $3,597,163    $1,660,050  $ 8,119,997    $742,439   $39,708,922     $12,193
                             ==========    ==========  ===========    ========   ===========     =======
ACCUMULATION UNIT
 VALUE
    Lowest.................  $     9.97    $    15.43  $     16.16    $   8.63   $     11.58     $ 14.73
                             ==========    ==========  ===========    ========   ===========     =======
    Highest................  $    22.66    $    19.96  $     26.02    $   9.85   $     20.73     $ 16.39
                             ==========    ==========  ===========    ========   ===========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                         ----------------------------------------------------------------------------------------
                           INVESCO        INVESCO                                 LEGG MASON       LEGG MASON
                          INVESTMENT     INVESTMENT                    LAZARD      PARTNERS         PARTNERS
                           SERVICES       SERVICES        JANUS      RETIREMENT    VARIABLE         VARIABLE
                         (SERIES II)    (SERIES II)    ASPEN SERIES SERIES, INC. INCOME TRUST  PORTFOLIOS I, INC.
                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                         ------------ ---------------- ------------ ------------ ------------- ------------------
                                                                                  CLEARBRIDGE
                                                                                   VARIABLE       CLEARBRIDGE
                                        INVESCO V.I.                  EMERGING    FUNDAMENTAL    VARIABLE LARGE
                         INVESCO V.I.      VALUE          FORTY       MARKETS    ALL CAP VALUE     CAP VALUE
                         UTILITIES II OPPORTUNITIES II  PORTFOLIO      EQUITY     PORTFOLIO I     PORTFOLIO I
                         ------------ ---------------- ------------ ------------ ------------- ------------------
ASSETS
Investments, at fair
 value..................   $168,771      $5,903,115      $10,380       $  720       $1,565           $1,850
                           --------      ----------      -------       ------       ------           ------
    Total assets........   $168,771      $5,903,115      $10,380       $  720       $1,565           $1,850
                           ========      ==========      =======       ======       ======           ======
NET ASSETS
Accumulation units......   $168,771      $5,902,169      $10,380       $  720       $1,565           $1,850
Contracts in payout
 (annuitization) period.         --             946           --           --           --               --
                           --------      ----------      -------       ------       ------           ------
    Total net assets....   $168,771      $5,903,115      $10,380       $  720       $1,565           $1,850
                           ========      ==========      =======       ======       ======           ======
FUND SHARE
 INFORMATION
Number of shares........      9,975         634,062          195           33           63               97
                           ========      ==========      =======       ======       ======           ======
Cost of investments.....   $164,961      $4,928,951      $ 4,344       $  537       $1,421           $1,296
                           ========      ==========      =======       ======       ======           ======
ACCUMULATION
 UNIT VALUE
    Lowest..............   $  18.67      $    11.94      $ 22.27       $51.12       $11.83           $17.74
                           ========      ==========      =======       ======       ======           ======
    Highest.............   $  20.77      $    17.48      $ 22.27       $51.12       $11.83           $17.74
                           ========      ==========      =======       ======       ======           ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                            -----------------------------------------------------------------------------
                                                                                             MFS VARIABLE
                             LORD ABBETT   LORD ABBETT LORD ABBETT  LORD ABBETT  LORD ABBETT  INSURANCE
                             SERIES FUND   SERIES FUND SERIES FUND  SERIES FUND  SERIES FUND    TRUST
                             SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                            -------------- ----------- ----------- ------------- ----------- ------------
                                           FUNDAMENTAL GROWTH AND     GROWTH       MID-CAP
                            BOND-DEBENTURE   EQUITY      INCOME    OPPORTUNITIES    STOCK     MFS GROWTH
                            -------------- ----------- ----------- ------------- ----------- ------------
ASSETS
Investments, at fair value.  $23,794,231   $6,589,958  $16,517,140  $10,040,163  $18,048,660   $784,925
                             -----------   ----------  -----------  -----------  -----------   --------
    Total assets...........  $23,794,231   $6,589,958  $16,517,140  $10,040,163  $18,048,660   $784,925
                             ===========   ==========  ===========  ===========  ===========   ========
NET ASSETS
Accumulation units.........  $23,700,417   $6,561,952  $16,441,722  $10,032,109  $17,888,394   $781,031
Contracts in payout
 (annuitization) period....       93,814       28,006       75,418        8,054      160,266      3,894
                             -----------   ----------  -----------  -----------  -----------   --------
    Total net assets.......  $23,794,231   $6,589,958  $16,517,140  $10,040,163  $18,048,660   $784,925
                             ===========   ==========  ===========  ===========  ===========   ========
FUND SHARE
 INFORMATION
Number of shares...........    1,932,919      313,360      496,906      658,371      770,323     20,090
                             ===========   ==========  ===========  ===========  ===========   ========
Cost of investments........  $22,812,104   $5,021,727  $13,327,494  $ 9,372,797  $14,489,263   $508,522
                             ===========   ==========  ===========  ===========  ===========   ========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $     15.03   $    17.08  $     13.52  $     18.50  $     14.64   $   9.60
                             ===========   ==========  ===========  ===========  ===========   ========
    Highest................  $     17.15   $    19.50  $     15.43  $     21.12  $     16.70   $  24.88
                             ===========   ==========  ===========  ===========  ===========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        ---------------------------------------------------------------------------------
                        MFS VARIABLE  MFS VARIABLE   MFS VARIABLE MFS VARIABLE MFS VARIABLE MFS VARIABLE
                         INSURANCE      INSURANCE     INSURANCE    INSURANCE    INSURANCE     INSURANCE
                           TRUST          TRUST         TRUST        TRUST        TRUST         TRUST
                        SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                        ------------ --------------- ------------ ------------ ------------ -------------
                            MFS            MFS         MFS NEW                 MFS RESEARCH
                         HIGH YIELD  INVESTORS TRUST  DISCOVERY   MFS RESEARCH     BOND     MFS UTILITIES
                        ------------ --------------- ------------ ------------ ------------ -------------
ASSETS
Investments, at fair
 value.................   $318,690     $1,158,253     $1,797,755    $677,080     $860,957     $223,141
                          --------     ----------     ----------    --------     --------     --------
    Total assets.......   $318,690     $1,158,253     $1,797,755    $677,080     $860,957     $223,141
                          ========     ==========     ==========    ========     ========     ========
NET ASSETS
Accumulation units.....   $318,690     $1,152,604     $1,797,755    $671,877     $858,865     $223,141
Contracts in payout
 (annuitization)
 period................         --          5,649             --       5,203        2,092           --
                          --------     ----------     ----------    --------     --------     --------
    Total net assets...   $318,690     $1,158,253     $1,797,755    $677,080     $860,957     $223,141
                          ========     ==========     ==========    ========     ========     ========
FUND SHARE
 INFORMATION
Number of shares.......     50,747         38,673         81,457      23,559       65,572        6,999
                          ========     ==========     ==========    ========     ========     ========
Cost of investments....   $313,898     $  692,815     $1,181,406    $425,777     $781,420     $158,159
                          ========     ==========     ==========    ========     ========     ========
ACCUMULATION
 UNIT VALUE
    Lowest.............   $  17.63     $    13.65     $    18.09    $  12.00     $  17.99     $  27.55
                          ========     ==========     ==========    ========     ========     ========
    Highest............   $  18.68     $    17.02     $    38.24    $  16.15     $  19.05     $  29.31
                          ========     ==========     ==========    ========     ========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        ----------------------------------------------------------------------------------------------
                         MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE   MORGAN STANLEY
                           INSURANCE       INSURANCE       INSURANCE       INSURANCE       INSURANCE       VARIABLE
                             TRUST           TRUST           TRUST           TRUST           TRUST        INVESTMENT
                        (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)     SERIES
                          SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                        --------------- --------------- --------------- --------------- --------------- --------------
                                         MFS INVESTORS      MFS NEW
                          MFS GROWTH         TRUST         DISCOVERY     MFS RESEARCH    MFS UTILITIES     EUROPEAN
                        (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)     EQUITY
                        --------------- --------------- --------------- --------------- --------------- --------------
ASSETS
Investments, at fair
 value.................    $124,264        $140,059        $164,823         $66,982       $1,477,088     $39,980,359
                           --------        --------        --------         -------       ----------     -----------
    Total assets.......    $124,264        $140,059        $164,823         $66,982       $1,477,088     $39,980,359
                           ========        ========        ========         =======       ==========     ===========
NET ASSETS
Accumulation units.....    $124,264        $140,059        $164,823         $66,982       $1,477,088     $39,583,968
Contracts in payout
 (annuitization)
 period................          --              --              --              --               --         396,391
                           --------        --------        --------         -------       ----------     -----------
    Total net assets...    $124,264        $140,059        $164,823         $66,982       $1,477,088     $39,980,359
                           ========        ========        ========         =======       ==========     ===========
FUND SHARE
 INFORMATION
Number of shares.......       3,251           4,713           7,841           2,351           46,936       1,983,153
                           ========        ========        ========         =======       ==========     ===========
Cost of investments....    $ 58,014        $ 76,970        $107,314         $31,720       $1,033,790     $34,138,624
                           ========        ========        ========         =======       ==========     ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............    $  13.98        $  14.28        $  18.38         $ 14.35       $    21.60     $     12.44
                           ========        ========        ========         =======       ==========     ===========
    Highest............    $  22.75        $  19.40        $  26.17         $ 21.10       $    30.48     $     61.04
                           ========        ========        ========         =======       ==========     ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        -------------------------------------------------------------------------------------------
                                                                                                    MORGAN STANLEY
                        MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY     VARIABLE
                           VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       INVESTMENT
                          INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT        SERIES
                            SERIES         SERIES         SERIES         SERIES         SERIES     (CLASS Y SHARES)
                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                        -------------- -------------- -------------- -------------- -------------- ----------------
                                                                                                       EUROPEAN
                            GLOBAL                       LIMITED                      MULTI CAP         EQUITY
                        INFRASTRUCTURE  INCOME PLUS      DURATION     MONEY MARKET      GROWTH     (CLASS Y SHARES)
                        -------------- -------------- -------------- -------------- -------------- ----------------
ASSETS
Investments, at fair
 value.................  $53,820,037    $67,858,039    $ 8,557,683    $31,387,105    $211,233,938    $11,405,005
                         -----------    -----------    -----------    -----------    ------------    -----------
    Total assets.......  $53,820,037    $67,858,039    $ 8,557,683    $31,387,105    $211,233,938    $11,405,005
                         ===========    ===========    ===========    ===========    ============    ===========
NET ASSETS
Accumulation units.....  $52,926,396    $66,862,970    $ 8,519,201    $30,901,543    $209,704,366    $11,303,570
Contracts in payout
 (annuitization)
 period................      893,641        995,069         38,482        485,562       1,529,572        101,435
                         -----------    -----------    -----------    -----------    ------------    -----------
    Total net assets...  $53,820,037    $67,858,039    $ 8,557,683    $31,387,105    $211,233,938    $11,405,005
                         ===========    ===========    ===========    ===========    ============    ===========
FUND SHARE
 INFORMATION
Number of shares.......    5,582,991      5,910,979      1,134,971     31,387,105       3,481,687        567,696
                         ===========    ===========    ===========    ===========    ============    ===========
Cost of investments....  $62,222,402    $62,870,905    $10,149,059    $31,387,105    $113,673,605    $ 9,726,199
                         ===========    ===========    ===========    ===========    ============    ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............  $     14.44    $     16.70    $      9.48    $      9.49    $      15.27    $     11.51
                         ===========    ===========    ===========    ===========    ============    ===========
    Highest............  $     55.95    $     50.32    $     11.87    $     24.33    $     213.64    $     21.48
                         ===========    ===========    ===========    ===========    ============    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                      ----------------------------------------------------------------------------------------------------
                       MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY     NEUBERGER
                          VARIABLE         VARIABLE         VARIABLE         VARIABLE         VARIABLE         BERMAN
                         INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT       ADVISORS
                           SERIES           SERIES           SERIES           SERIES           SERIES        MANAGEMENT
                      (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)      TRUST
                        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                      ---------------- ---------------- ---------------- ---------------- ---------------- ---------------
                           GLOBAL           INCOME          LIMITED                          MULTI CAP
                       INFRASTRUCTURE        PLUS           DURATION       MONEY MARKET        GROWTH            AMT
                      (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) LARGE CAP VALUE
                      ---------------- ---------------- ---------------- ---------------- ---------------- ---------------
ASSETS
Investments, at fair
 value...............   $14,265,744      $80,728,541      $31,939,569      $37,519,430      $68,913,771        $24,052
                        -----------      -----------      -----------      -----------      -----------        -------
    Total assets.....   $14,265,744      $80,728,541      $31,939,569      $37,519,430      $68,913,771        $24,052
                        ===========      ===========      ===========      ===========      ===========        =======
NET ASSETS
Accumulation
 units...............   $14,188,756      $80,571,036      $31,868,776      $37,107,706      $68,819,256        $24,052
Contracts in payout
 (annuitization)
 period..............        76,988          157,505           70,793          411,724           94,515             --
                        -----------      -----------      -----------      -----------      -----------        -------
    Total net
     assets..........   $14,265,744      $80,728,541      $31,939,569      $37,519,430      $68,913,771        $24,052
                        ===========      ===========      ===========      ===========      ===========        =======
FUND SHARE
 INFORMATION
Number of shares.....     1,486,015        7,050,528        4,247,283       37,519,430        1,149,329          1,599
                        ===========      ===========      ===========      ===========      ===========        =======
Cost of
 investments.........   $16,107,316      $75,118,055      $38,481,222      $37,519,430      $35,263,135        $23,811
                        ===========      ===========      ===========      ===========      ===========        =======
ACCUMULATION
 UNIT VALUE
    Lowest...........   $     13.01      $     13.81      $      8.11      $      8.73      $     14.00        $ 17.55
                        ===========      ===========      ===========      ===========      ===========        =======
    Highest..........   $     27.26      $     19.70      $     10.35      $     10.44      $     30.16        $ 18.75
                        ===========      ===========      ===========      ===========      ===========        =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        -----------------------------------------------------------------------------------
                         NEUBERGER
                          BERMAN
                         ADVISORS    OPPENHEIMER   OPPENHEIMER    OPPENHEIMER   OPPENHEIMER    OPPENHEIMER
                        MANAGEMENT    VARIABLE       VARIABLE      VARIABLE       VARIABLE      VARIABLE
                           TRUST    ACCOUNT FUNDS ACCOUNT FUNDS  ACCOUNT FUNDS ACCOUNT FUNDS  ACCOUNT FUNDS
                        SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                        ----------- ------------- -------------- ------------- -------------- -------------
                                     OPPENHEIMER                                OPPENHEIMER
                        AMT MID-CAP    CAPITAL     OPPENHEIMER    OPPENHEIMER    DISCOVERY     OPPENHEIMER
                          GROWTH    APPRECIATION  CAPITAL INCOME   CORE BOND   MID CAP GROWTH    GLOBAL
                        ----------- ------------- -------------- ------------- -------------- -------------
ASSETS
Investments, at fair
 value.................   $23,316    $3,433,425     $1,498,872    $  937,223      $619,590     $3,043,865
                          -------    ----------     ----------    ----------      --------     ----------
    Total assets.......   $23,316    $3,433,425     $1,498,872    $  937,223      $619,590     $3,043,865
                          =======    ==========     ==========    ==========      ========     ==========
NET ASSETS
Accumulation units.....   $23,316    $3,426,323     $1,387,535    $  937,223      $619,590     $3,038,041
Contracts in payout
 (annuitization)
 period................        --         7,102        111,337            --            --          5,824
                          -------    ----------     ----------    ----------      --------     ----------
    Total net assets...   $23,316    $3,433,425     $1,498,872    $  937,223      $619,590     $3,043,865
                          =======    ==========     ==========    ==========      ========     ==========
FUND SHARE
 INFORMATION
Number of shares.......       568        59,320        108,300       119,696         8,316         74,495
                          =======    ==========     ==========    ==========      ========     ==========
Cost of investments....   $15,940    $2,242,784     $1,441,054    $1,151,550      $384,060     $2,071,096
                          =======    ==========     ==========    ==========      ========     ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............   $ 13.37    $    10.52     $    11.27    $    11.17      $   7.09     $    17.40
                          =======    ==========     ==========    ==========      ========     ==========
    Highest............   $ 26.56    $    16.96     $    14.77    $    11.83      $  17.63     $    28.61
                          =======    ==========     ==========    ==========      ========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                         ----------------------------------------------------------------------------------------------
                                                                         OPPENHEIMER      OPPENHEIMER     OPPENHEIMER
                                                                          VARIABLE         VARIABLE        VARIABLE
                           OPPENHEIMER     OPPENHEIMER   OPPENHEIMER    ACCOUNT FUNDS    ACCOUNT FUNDS   ACCOUNT FUNDS
                             VARIABLE       VARIABLE      VARIABLE     (SERVICE SHARES  (SERVICE SHARES (SERVICE SHARES
                          ACCOUNT FUNDS   ACCOUNT FUNDS ACCOUNT FUNDS      ("SS"))          ("SS"))         ("SS"))
                           SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                         ---------------- ------------- ------------- ----------------- --------------- ---------------
                           OPPENHEIMER                   OPPENHEIMER     OPPENHEIMER      OPPENHEIMER
                         GLOBAL STRATEGIC  OPPENHEIMER   MAIN STREET       CAPITAL          CAPITAL       OPPENHEIMER
                              INCOME       MAIN STREET    SMALL CAP   APPRECIATION (SS)   INCOME (SS)   CORE BOND (SS)
                         ---------------- ------------- ------------- ----------------- --------------- ---------------
ASSETS
Investments, at fair
 value..................    $2,134,736     $1,646,840    $1,492,957      $28,727,078      $11,122,317     $25,480,703
                            ----------     ----------    ----------      -----------      -----------     -----------
    Total assets........    $2,134,736     $1,646,840    $1,492,957      $28,727,078      $11,122,317     $25,480,703
                            ==========     ==========    ==========      ===========      ===========     ===========
NET ASSETS
Accumulation units......    $1,972,172     $1,627,357    $1,490,955      $28,586,388      $11,084,225     $25,459,554
Contracts in payout
 (annuitization) period.       162,564         19,483         2,002          140,690           38,092          21,149
                            ----------     ----------    ----------      -----------      -----------     -----------
    Total net assets....    $2,134,736     $1,646,840    $1,492,957      $28,727,078      $11,122,317     $25,480,703
                            ==========     ==========    ==========      ===========      ===========     ===========
FUND SHARE
 INFORMATION
Number of shares........       396,791         52,716        53,703          500,733          814,225       3,292,080
                            ==========     ==========    ==========      ===========      ===========     ===========
Cost of investments.....    $2,002,884     $1,042,771    $  823,841      $18,305,679      $11,673,781     $28,611,561
                            ==========     ==========    ==========      ===========      ===========     ===========
ACCUMULATION
 UNIT VALUE
    Lowest..............    $     3.97     $    12.78    $    31.68      $     15.82      $     12.64     $      7.72
                            ==========     ==========    ==========      ===========      ===========     ===========
    Highest.............    $    20.83     $    19.26    $    33.56      $     18.42      $     14.82     $      8.81
                            ==========     ==========    ==========      ===========      ===========     ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                        ----------------------------------------------------------------------------------------------------
                          OPPENHEIMER     OPPENHEIMER     OPPENHEIMER      OPPENHEIMER      OPPENHEIMER
                           VARIABLE        VARIABLE         VARIABLE         VARIABLE        VARIABLE
                         ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS    ACCOUNT FUNDS    ACCOUNT FUNDS        PIMCO
                        (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES  (SERVICE SHARES  (SERVICE SHARES      VARIABLE
                            ("SS"))         ("SS"))         ("SS"))          ("SS"))          ("SS"))      INSURANCE TRUST
                          SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                        --------------- --------------- ---------------- ---------------- --------------- ------------------
                          OPPENHEIMER
                           DISCOVERY                      OPPENHEIMER                       OPPENHEIMER
                            MID CAP       OPPENHEIMER   GLOBAL STRATEGIC   OPPENHEIMER      MAIN STREET      FOREIGN BOND
                          GROWTH (SS)     GLOBAL (SS)     INCOME (SS)    MAIN STREET (SS) SMALL CAP (SS)  (US DOLLAR-HEDGED)
                        --------------- --------------- ---------------- ---------------- --------------- ------------------
ASSETS
Investments, at fair
 value.................   $8,408,340      $14,015,953     $63,803,061      $46,945,083      $21,001,662         $1,865
                          ----------      -----------     -----------      -----------      -----------         ------
    Total assets.......   $8,408,340      $14,015,953     $63,803,061      $46,945,083      $21,001,662         $1,865
                          ==========      ===========     ===========      ===========      ===========         ======
NET ASSETS
Accumulation units.....   $8,389,364      $13,857,240     $63,187,870      $46,800,905      $20,862,792         $1,865
Contracts in payout
 (annuitization)
 period................       18,976          158,713         615,191          144,178          138,870             --
                          ----------      -----------     -----------      -----------      -----------         ------
    Total net assets...   $8,408,340      $14,015,953     $63,803,061      $46,945,083      $21,001,662         $1,865
                          ==========      ===========     ===========      ===========      ===========         ======
FUND SHARE
 INFORMATION
Number of shares.......      116,427          346,329      11,600,557        1,514,846          762,865            186
                          ==========      ===========     ===========      ===========      ===========         ======
Cost of investments....   $4,965,076      $ 9,798,704     $61,518,484      $30,117,373      $11,826,383         $1,898
                          ==========      ===========     ===========      ===========      ===========         ======
ACCUMULATION
 UNIT VALUE
    Lowest.............   $    18.46      $     24.48     $     15.75      $     18.26      $     27.56         $15.91
                          ==========      ===========     ===========      ===========      ===========         ======
    Highest............   $    21.64      $     28.70     $     18.46      $     21.41      $     32.31         $15.91
                          ==========      ===========     ===========      ===========      ===========         ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        ---------------------------------------------------------------------------------------------------
                             PIMCO           PIMCO           PIMCO            PIMCO            PIMCO            PIMCO
                           VARIABLE        VARIABLE         VARIABLE         VARIABLE         VARIABLE         VARIABLE
                        INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST  INSURANCE TRUST  INSURANCE TRUST  INSURANCE TRUST
                          SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                        --------------- --------------- ---------------- ---------------- ---------------- ----------------
                                                           PIMCO VIT
                                                           COMMODITY        PIMCO VIT
                                                          REAL RETURN        EMERGING        PIMCO VIT        PIMCO VIT
                                          PIMCO TOTAL       STRATEGY       MARKETS BOND     REAL RETURN      TOTAL RETURN
                         MONEY MARKET       RETURN      (ADVISOR SHARES) (ADVISOR SHARES) (ADVISOR SHARES) (ADVISOR SHARES)
                        --------------- --------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments, at fair
 value.................     $19,772         $1,565         $2,803,593       $1,449,959       $4,874,562      $18,497,049
                            -------         ------         ----------       ----------       ----------      -----------
    Total assets.......     $19,772         $1,565         $2,803,593       $1,449,959       $4,874,562      $18,497,049
                            =======         ======         ==========       ==========       ==========      ===========
NET ASSETS
Accumulation units.....     $19,772         $1,565         $2,803,593       $1,449,959       $4,874,562      $18,497,049
Contracts in payout
 (annuitization)
 period................          --             --                 --               --               --               --
                            -------         ------         ----------       ----------       ----------      -----------
    Total net assets...     $19,772         $1,565         $2,803,593       $1,449,959       $4,874,562      $18,497,049
                            =======         ======         ==========       ==========       ==========      ===========
FUND SHARE
 INFORMATION
Number of shares.......      19,772            143            463,404          107,884          386,870        1,684,613
                            =======         ======         ==========       ==========       ==========      ===========
Cost of investments....     $19,772         $1,528         $4,200,321       $1,486,492       $5,047,021      $18,256,838
                            =======         ======         ==========       ==========       ==========      ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............     $  9.96         $16.65         $     7.91       $    13.57       $    12.07      $     13.24
                            =======         ======         ==========       ==========       ==========      ===========
    Highest............     $  9.96         $16.65         $     8.76       $    15.03       $    13.36      $     14.66
                            =======         ======         ==========       ==========       ==========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        ------------------------------------------------------------------------------------------
                          PROFUNDS       PROFUNDS         PROFUNDS        PROFUNDS       PUTNAM         PUTNAM
                             VP             VP               VP              VP      VARIABLE TRUST VARIABLE TRUST
                         SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                        ------------- -------------- ------------------ ------------ -------------- --------------
                                                          PROFUND                     VT AMERICAN         VT
                           PROFUND       PROFUND             VP           PROFUND      GOVERNMENT      CAPITAL
                        VP FINANCIALS VP HEALTH CARE TELECOMMUNICATIONS VP UTILITIES     INCOME     OPPORTUNITIES
                        ------------- -------------- ------------------ ------------ -------------- --------------
ASSETS
Investments, at fair
 value.................    $4,301         $4,562           $3,661         $20,311     $20,483,747     $5,254,818
                           ------         ------           ------         -------     -----------     ----------
    Total assets.......    $4,301         $4,562           $3,661         $20,311     $20,483,747     $5,254,818
                           ======         ======           ======         =======     ===========     ==========
NET ASSETS
Accumulation units.....    $4,301         $4,562           $3,661         $20,311     $20,162,006     $5,254,818
Contracts in payout
 (annuitization)
 period................        --             --               --              --         321,741             --
                           ------         ------           ------         -------     -----------     ----------
    Total net assets...    $4,301         $4,562           $3,661         $20,311     $20,483,747     $5,254,818
                           ======         ======           ======         =======     ===========     ==========
FUND SHARE
 INFORMATION
Number of shares.......       154             88              417             579       2,054,538        224,661
                           ======         ======           ======         =======     ===========     ==========
Cost of investments....    $2,955         $2,616           $3,083         $15,121     $23,290,138     $3,435,328
                           ======         ======           ======         =======     ===========     ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............    $ 8.32         $16.14           $10.46         $  9.84     $      9.18     $    20.31
                           ======         ======           ======         =======     ===========     ==========
    Highest............    $18.33         $21.47           $15.33         $ 15.64     $     19.04     $    28.58
                           ======         ======           ======         =======     ===========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        -----------------------------------------------------------------------------------------
                            PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                        VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                        -------------- -------------- -------------- -------------- -------------- --------------
                              VT             VT         VT GEORGE          VT             VT
                         DIVERSIFIED       EQUITY         PUTNAM      GLOBAL ASSET      GLOBAL       VT GLOBAL
                            INCOME         INCOME        BALANCED      ALLOCATION       EQUITY      HEALTH CARE
                        -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair
 value.................  $27,838,641    $81,755,988    $58,941,080    $25,064,186    $18,695,520    $29,447,049
                         -----------    -----------    -----------    -----------    -----------    -----------
    Total assets.......  $27,838,641    $81,755,988    $58,941,080    $25,064,186    $18,695,520    $29,447,049
                         ===========    ===========    ===========    ===========    ===========    ===========
NET ASSETS
Accumulation units.....  $27,722,191    $81,445,446    $58,696,060    $25,026,949    $18,621,565    $29,438,752
Contracts in payout
 (annuitization)
 period................      116,450        310,542        245,020         37,237         73,955          8,297
                         -----------    -----------    -----------    -----------    -----------    -----------
    Total net assets...  $27,838,641    $81,755,988    $58,941,080    $25,064,186    $18,695,520    $29,447,049
                         ===========    ===========    ===========    ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares.......    3,677,496      4,007,646      6,372,009      1,327,552      1,203,833      1,684,614
                         ===========    ===========    ===========    ===========    ===========    ===========
Cost of investments....  $28,920,003    $43,059,454    $61,159,144    $19,453,567    $17,565,457    $19,920,456
                         ===========    ===========    ===========    ===========    ===========    ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............  $     14.13    $     12.57    $     12.29    $     13.60    $      7.41    $     15.68
                         ===========    ===========    ===========    ===========    ===========    ===========
    Highest............  $     21.01    $     25.67    $     15.34    $     20.93    $     17.14    $     22.68
                         ===========    ===========    ===========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        -----------------------------------------------------------------------------------------
                            PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                        VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                        -------------- -------------- -------------- -------------- -------------- --------------
                                                            VT                                           VT
                          VT GLOBAL    VT GROWTH AND      GROWTH           VT             VT       INTERNATIONAL
                          UTILITIES        INCOME     OPPORTUNITIES    HIGH YIELD       INCOME         EQUITY
                        -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair
 value.................  $11,549,547    $157,750,955   $10,806,369    $39,729,295    $81,699,322    $97,084,744
                         -----------    ------------   -----------    -----------    -----------    -----------
    Total assets.......  $11,549,547    $157,750,955   $10,806,369    $39,729,295    $81,699,322    $97,084,744
                         ===========    ============   ===========    ===========    ===========    ===========
NET ASSETS
Accumulation units.....  $11,541,421    $157,283,727   $10,780,085    $39,621,875    $81,173,844    $96,770,691
Contracts in payout
 (annuitization)
 period................        8,126         467,228        26,284        107,420        525,478        314,053
                         -----------    ------------   -----------    -----------    -----------    -----------
    Total net assets...  $11,549,547    $157,750,955   $10,806,369    $39,729,295    $81,699,322    $97,084,744
                         ===========    ============   ===========    ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares.......      873,642       6,597,698     1,262,426      5,619,419      6,865,489      6,793,894
                         ===========    ============   ===========    ===========    ===========    ===========
Cost of investments....  $12,127,412    $138,098,506   $ 7,611,465    $38,222,904    $81,577,745    $98,372,258
                         ===========    ============   ===========    ===========    ===========    ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............  $     10.75    $      13.34   $      6.26    $     15.35    $     13.44    $     10.07
                         ===========    ============   ===========    ===========    ===========    ===========
    Highest............  $     21.48    $      21.32   $     19.16    $     24.62    $     19.77    $     21.27
                         ===========    ============   ===========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        -----------------------------------------------------------------------------------------
                            PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                        VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                        -------------- -------------- -------------- -------------- -------------- --------------
                              VT             VT                            VT             VT             VT
                        INTERNATIONAL  INTERNATIONAL                     MONEY        MULTI CAP      MULTI CAP
                            GROWTH         VALUE       VT INVESTORS      MARKET         GROWTH         VALUE
                        -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair
 value.................  $14,739,110    $16,375,197    $57,858,199    $65,392,595    $85,226,822     $7,870,846
                         -----------    -----------    -----------    -----------    -----------     ----------
    Total assets.......  $14,739,110    $16,375,197    $57,858,199    $65,392,595    $85,226,822     $7,870,846
                         ===========    ===========    ===========    ===========    ===========     ==========
NET ASSETS
Accumulation units.....  $14,692,005    $16,348,336    $57,620,468    $65,126,996    $85,095,380     $7,870,846
Contracts in payout
 (annuitization)
 period................       47,105         26,861        237,731        265,599        131,442             --
                         -----------    -----------    -----------    -----------    -----------     ----------
    Total net assets...  $14,739,110    $16,375,197    $57,858,199    $65,392,595    $85,226,822     $7,870,846
                         ===========    ===========    ===========    ===========    ===========     ==========
FUND SHARE
 INFORMATION
Number of shares.......      736,587      1,480,578      3,764,359     65,392,595      2,797,073        397,317
                         ===========    ===========    ===========    ===========    ===========     ==========
Cost of investments....  $10,935,693    $18,472,379    $42,176,411    $65,392,595    $60,609,928     $5,511,315
                         ===========    ===========    ===========    ===========    ===========     ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............  $      7.32    $     12.46    $      8.64    $      8.62    $      6.76     $    20.12
                         ===========    ===========    ===========    ===========    ===========     ==========
    Highest............  $     15.92    $     18.97    $     21.63    $     11.67    $     24.31     $    27.81
                         ===========    ===========    ===========    ===========    ===========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                            ----------------------------------------------------------------------------------------
                                                                         THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL
                                PUTNAM         PUTNAM         PUTNAM     INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL
                            VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST  FUNDS, INC.   FUNDS, INC.    FUNDS, INC.
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- ------------- -------------- --------------
                                                                                                        VAN KAMPEN
                                                                          VAN KAMPEN                    UIF GLOBAL
                                                                           UIF CORE      VAN KAMPEN   TACTICAL ASSET
                                            VT SMALL CAP                  PLUS FIXED    UIF EMERGING    ALLOCATION
                             VT RESEARCH       VALUE        VT VOYAGER      INCOME     MARKETS EQUITY   PORTFOLIO
                            -------------- -------------- -------------- ------------- -------------- --------------
ASSETS
Investments, at fair value.  $26,998,166    $48,018,235    $119,380,863    $659,314     $23,230,741    $92,037,316
                             -----------    -----------    ------------    --------     -----------    -----------
    Total assets...........  $26,998,166    $48,018,235    $119,380,863    $659,314     $23,230,741    $92,037,316
                             ===========    ===========    ============    ========     ===========    ===========
NET ASSETS
Accumulation units.........  $26,915,471    $47,991,264    $119,044,636    $659,314     $23,127,050    $90,722,760
Contracts in payout
 (annuitization) period....       82,695         26,971         336,227          --         103,691      1,314,556
                             -----------    -----------    ------------    --------     -----------    -----------
    Total net assets.......  $26,998,166    $48,018,235    $119,380,863    $659,314     $23,230,741    $92,037,316
                             ===========    ===========    ============    ========     ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........    1,485,048      2,304,138       2,315,827      64,575       1,581,398      8,321,638
                             ===========    ===========    ============    ========     ===========    ===========
Cost of investments........  $17,935,355    $35,264,890    $ 85,471,332    $679,817     $21,001,775    $84,518,048
                             ===========    ===========    ============    ========     ===========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $     10.64    $     18.54    $       9.00    $  12.54     $     17.25    $     11.19
                             ===========    ===========    ============    ========     ===========    ===========
    Highest................  $     21.53    $     37.60    $      22.75    $  16.59     $     30.08    $     57.65
                             ===========    ===========    ============    ========     ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        -------------------------------------------------------------------------------------
                                                                   THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL
                        THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL
                        INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL  FUNDS, INC.   FUNDS, INC.    FUNDS, INC.
                         FUNDS, INC.   FUNDS, INC.    FUNDS, INC.   (CLASS II)     (CLASS II)    (CLASS II)
                         SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                        ------------- -------------- ------------- ------------- -------------- -------------
                                                                    VAN KAMPEN     VAN KAMPEN    VAN KAMPEN
                                                      VAN KAMPEN   UIF EMERGING   UIF EMERGING   UIF GLOBAL
                         VAN KAMPEN   VAN KAMPEN UIF   UIF U.S.    MARKETS DEBT  MARKETS EQUITY   FRANCHISE
                         UIF GROWTH   MID CAP GROWTH  REAL ESTATE   (CLASS II)     (CLASS II)    (CLASS II)
                        ------------- -------------- ------------- ------------- -------------- -------------
ASSETS
Investments, at fair
 value.................  $27,381,980   $16,584,916    $18,745,695   $12,011,510    $9,292,661    $46,552,844
                         -----------   -----------    -----------   -----------    ----------    -----------
    Total assets.......  $27,381,980   $16,584,916    $18,745,695   $12,011,510    $9,292,661    $46,552,844
                         ===========   ===========    ===========   ===========    ==========    ===========
NET ASSETS
Accumulation units.....  $27,303,232   $16,534,772    $18,678,184   $11,960,877    $9,292,661    $46,216,185
Contracts in payout
 (annuitization)
 period................       78,748        50,144         67,511        50,633            --        336,659
                         -----------   -----------    -----------   -----------    ----------    -----------
    Total net assets...  $27,381,980   $16,584,916    $18,745,695   $12,011,510    $9,292,661    $46,552,844
                         ===========   ===========    ===========   ===========    ==========    ===========
FUND SHARE
 INFORMATION
Number of shares.......      882,436     1,150,931      1,190,959     1,470,197       634,745      2,542,482
                         ===========   ===========    ===========   ===========    ==========    ===========
Cost of investments....  $14,617,993   $11,655,910    $17,023,056   $12,156,340    $8,931,203    $38,142,685
                         ===========   ===========    ===========   ===========    ==========    ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............  $     13.17   $     23.94    $     22.74   $     17.53    $    30.57    $     20.31
                         ===========   ===========    ===========   ===========    ==========    ===========
    Highest............  $     24.67   $     29.89    $     41.48   $     24.90    $    35.21    $     28.70
                         ===========   ===========    ===========   ===========    ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                                     -----------------------------------------------------------------------
                                     THE UNIVERSAL  THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL
                                     INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL
                                      FUNDS, INC.    FUNDS, INC.   FUNDS, INC.   FUNDS, INC.    FUNDS, INC.
                                       (CLASS II)    (CLASS II)    (CLASS II)     (CLASS II)    (CLASS II)
                                      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                     -------------- ------------- ------------- -------------- -------------
                                       VAN KAMPEN
                                       UIF GLOBAL
                                     TACTICAL ASSET                VAN KAMPEN   VAN KAMPEN UIF  VAN KAMPEN
                                       ALLOCATION    VAN KAMPEN    UIF MID CAP  SMALL COMPANY    UIF U.S.
                                       PORTFOLIO     UIF GROWTH      GROWTH         GROWTH      REAL ESTATE
                                       (CLASS II)    (CLASS II)    (CLASS II)     (CLASS II)    (CLASS II)
                                     -------------- ------------- ------------- -------------- -------------
ASSETS
Investments, at fair value..........  $31,979,416    $7,193,733    $23,805,207   $12,718,272    $36,894,318
                                      -----------    ----------    -----------   -----------    -----------
    Total assets....................  $31,979,416    $7,193,733    $23,805,207   $12,718,272    $36,894,318
                                      ===========    ==========    ===========   ===========    ===========
NET ASSETS
Accumulation units..................  $31,841,660    $7,171,490    $23,780,801   $12,652,022    $36,762,918
Contracts in payout (annuitization)
 period.............................      137,756        22,243         24,406        66,250        131,400
                                      -----------    ----------    -----------   -----------    -----------
    Total net assets................  $31,979,416    $7,193,733    $23,805,207   $12,718,272    $36,894,318
                                      ===========    ==========    ===========   ===========    ===========
FUND SHARE INFORMATION
Number of shares....................    2,899,312       236,714      1,670,541       463,494      2,355,959
                                      ===========    ==========    ===========   ===========    ===========
Cost of investments.................  $29,053,524    $3,660,850    $17,661,053   $ 6,778,298    $34,399,322
                                      ===========    ==========    ===========   ===========    ===========
ACCUMULATION UNIT VALUE
    Lowest..........................  $     12.24    $    20.38    $     15.15   $     31.50    $     22.60
                                      ===========    ==========    ===========   ===========    ===========
    Highest.........................  $     17.42    $    27.01    $     33.66   $     36.68    $     29.73
                                      ===========    ==========    ===========   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                         -----------------------------------------------------------------------
                                          ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                           SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                            TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ----------- ----------- ----------- ----------- -----------
                                             AST
                                          ACADEMIC                   AST         AST         AST         AST
                                         STRATEGIES      AST      BALANCED    BLACKROCK     BOND        BOND
                                            ASSET     ADVANCED      ASSET      GLOBAL     PORTFOLIO   PORTFOLIO
                                         ALLOCATION  STRATEGIES  ALLOCATION  STRATEGIES     2018        2019
                                         ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................... $       --   $     --   $       --    $   --     $     --    $     --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........   (100,358)   (39,217)    (126,713)     (251)      (8,647)     (5,639)
    Administrative expense..............     (9,878)    (3,920)     (14,623)      (27)        (934)       (484)
                                         ----------   --------   ----------    ------     --------    --------
    Net investment income (loss)........   (110,236)   (43,137)    (141,336)     (278)      (9,581)     (6,123)
                                         ----------   --------   ----------    ------     --------    --------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................  1,457,066    520,694    1,252,429       284       41,466       6,158
    Cost of investments sold............  1,250,433    406,556      997,960       265       37,690       6,714
                                         ----------   --------   ----------    ------     --------    --------
       Realized gains (losses) on
        fund shares.....................    206,633    114,138      254,469        19        3,776        (556)
Realized gain distributions.............         --         --           --        --           --          --
                                         ----------   --------   ----------    ------     --------    --------
    Net realized gains (losses).........    206,633    114,138      254,469        19        3,776        (556)
Change in unrealized gains (losses).....    405,766    284,564    1,313,503     1,843      (23,824)    (15,520)
                                         ----------   --------   ----------    ------     --------    --------
    Net realized and change in
     unrealized gains (losses) on
     investments........................    612,399    398,702    1,567,972     1,862      (20,048)    (16,076)
                                         ----------   --------   ----------    ------     --------    --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS............................. $  502,163   $355,565   $1,426,636    $1,584     $(29,629)   $(22,199)
                                         ==========   ========   ==========    ======     ========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                      -----------------------------------------------------------------------
                                       ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                        SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                         TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                      SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                      ----------- ----------- ----------- ----------- ----------- -----------
                                                                                          AST
                                          AST         AST         AST         AST       CAPITAL       AST
                                         BOND        BOND        BOND        BOND       GROWTH      COHEN &
                                       PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO     ASSET      STEERS
                                         2021        2022        2023      2024 (A)   ALLOCATION    REALTY
                                      ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $     --    $     --   $       --   $     --   $       --    $    --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......    (2,203)     (4,730)     (11,910)    (2,178)    (104,716)    (1,065)
    Administrative expense...........      (206)       (460)      (1,230)      (208)     (10,907)      (129)
                                       --------    --------   ----------   --------   ----------    -------
    Net investment income
     (loss)..........................    (2,409)     (5,190)     (13,140)    (2,386)    (115,623)    (1,194)
                                       --------    --------   ----------   --------   ----------    -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   327,001     482,949    1,279,390    251,542    1,435,777      5,451
    Cost of investments sold.........   301,435     462,431    1,313,049    256,750    1,168,232      5,678
                                       --------    --------   ----------   --------   ----------    -------
       Realized gains (losses)
        on fund shares...............    25,566      20,518      (33,659)    (5,208)     267,545       (227)
Realized gain distributions..........        --          --           --         --           --         --
                                       --------    --------   ----------   --------   ----------    -------
    Net realized gains (losses)......    25,566      20,518      (33,659)    (5,208)     267,545       (227)
Change in unrealized gains
 (losses)............................   (35,292)    (47,909)     (33,855)    (5,959)   1,192,936        840
                                       --------    --------   ----------   --------   ----------    -------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................    (9,726)    (27,391)     (67,514)   (11,167)   1,460,481        613
                                       --------    --------   ----------   --------   ----------    -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(12,135)   $(32,581)  $  (80,654)  $(13,553)  $1,344,858    $  (581)
                                       ========    ========   ==========   ========   ==========    =======

--------
(a)For the period beginning January 2, 2013 and ended December 31, 2013

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                      ---------------------------------------------------------------------------
                                       ADVANCED    ADVANCED    ADVANCED      ADVANCED     ADVANCED     ADVANCED
                                        SERIES      SERIES      SERIES        SERIES       SERIES       SERIES
                                         TRUST       TRUST       TRUST        TRUST         TRUST       TRUST
                                      SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT
                                      ----------- ----------- ----------- -------------- ----------- ------------
                                                                               AST                       AST
                                          AST       AST FI        AST        FRANKLIN                  GOLDMAN
                                       FEDERATED  PYRAMIS(R)  FIRST TRUST   TEMPLETON        AST        SACHS
                                      AGGRESSIVE     ASSET     BALANCED   FOUNDING FUNDS   GLOBAL    CONCENTRATED
                                        GROWTH    ALLOCATION    TARGET      ALLOCATION   REAL ESTATE    GROWTH
                                      ----------- ----------- ----------- -------------- ----------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $   --      $    --   $       --     $     --       $  --      $    --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......     (239)      (3,890)     (37,529)     (40,473)        (37)        (547)
    Administrative expense...........      (33)        (425)      (3,856)      (4,866)         (4)         (77)
                                        ------      -------   ----------     --------       -----      -------
    Net investment income
     (loss)..........................     (272)      (4,315)     (41,385)     (45,339)        (41)        (624)
                                        ------      -------   ----------     --------       -----      -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    4,751       55,221    1,120,747      710,647         239        7,495
    Cost of investments sold.........    3,964       48,661      964,683      634,081         167        4,756
                                        ------      -------   ----------     --------       -----      -------
       Realized gains (losses)
        on fund shares...............      787        6,560      156,064       76,566          72        2,739
Realized gain distributions..........       --           --           --           --          --           --
                                        ------      -------   ----------     --------       -----      -------
    Net realized gains (losses)......      787        6,560      156,064       76,566          72        2,739
Change in unrealized gains
 (losses)............................    6,799       42,465      181,511      627,135          48       10,692
                                        ------      -------   ----------     --------       -----      -------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................    7,586       49,025      337,575      703,701         120       13,431
                                        ------      -------   ----------     --------       -----      -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $7,314      $44,710   $  296,190     $658,362       $  79      $12,807
                                        ======      =======   ==========     ========       =====      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                         ---------------------------------------------------------------------------
                                          ADVANCED    ADVANCED      ADVANCED      ADVANCED    ADVANCED    ADVANCED
                                           SERIES      SERIES        SERIES        SERIES      SERIES      SERIES
                                            TRUST       TRUST         TRUST         TRUST       TRUST       TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ----------- --------------- ----------- ----------- -----------
                                             AST         AST                         AST
                                           GOLDMAN     GOLDMAN         AST         GOLDMAN       AST
                                            SACHS       SACHS        GOLDMAN        SACHS      HERNDON
                                          LARGE-CAP    MID-CAP        SACHS       SMALL-CAP   LARGE-CAP      AST
                                            VALUE      GROWTH    MULTI-ASSET (B)    VALUE     VALUE (C)  HIGH YIELD
                                         ----------- ----------- --------------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $   --      $    --       $    --       $   --      $   --      $    --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........     (103)        (547)       (6,957)         (77)       (276)      (1,034)
    Administrative expense..............      (15)         (72)         (834)         (11)        (36)        (146)
                                           ------      -------       -------       ------      ------      -------
    Net investment income (loss)........     (118)        (619)       (7,791)         (88)       (312)      (1,180)
                                           ------      -------       -------       ------      ------      -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................      130        1,148        97,362          224       5,113       19,260
    Cost of investments sold............      122          996        87,219          162       4,640       17,597
                                           ------      -------       -------       ------      ------      -------
       Realized gains (losses) on
        fund shares.....................        8          152        10,143           62         473        1,663
Realized gain distributions.............       --           --            --           --          --           --
                                           ------      -------       -------       ------      ------      -------
    Net realized gains (losses).........        8          152        10,143           62         473        1,663
Change in unrealized gains
 (losses)...............................    2,702       13,286        39,370        2,117       6,718        4,615
                                           ------      -------       -------       ------      ------      -------
    Net realized and change in
     unrealized gains (losses) on
     investments........................    2,710       13,438        49,513        2,179       7,191        6,278
                                           ------      -------       -------       ------      ------      -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $2,592      $12,819       $41,722       $2,091      $6,879      $ 5,098
                                           ======      =======       =======       ======      ======      =======

--------
(b)Previously known as AST Horizon Moderate Asset Allocation
(c)Previously known as AST BlackRock Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                         -------------------------------------------------------------------------------
                                           ADVANCED      ADVANCED     ADVANCED    ADVANCED     ADVANCED      ADVANCED
                                            SERIES        SERIES       SERIES      SERIES       SERIES        SERIES
                                             TRUST         TRUST        TRUST       TRUST        TRUST         TRUST
                                          SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------- ------------- ----------- ----------- ------------- -------------
                                                                         AST         AST          AST           AST
                                              AST           AST      INVESTMENT  J.P. MORGAN  J.P. MORGAN   J.P. MORGAN
                                         INTERNATIONAL INTERNATIONAL    GRADE      GLOBAL    INTERNATIONAL   STRATEGIC
                                            GROWTH         VALUE        BOND      THEMATIC    EQUITY (D)   OPPORTUNITIES
                                         ------------- ------------- ----------- ----------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $    --       $    --    $       --    $    --      $   --       $     --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........       (558)         (755)      (44,059)    (2,011)       (717)       (47,905)
    Administrative expense..............        (77)         (100)       (4,862)      (245)        (76)        (4,984)
                                            -------       -------    ----------    -------      ------       --------
    Net investment income (loss)........       (635)         (855)      (48,921)    (2,256)       (793)       (52,889)
                                            -------       -------    ----------    -------      ------       --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     14,925        10,450     3,953,813     46,355       2,858        584,689
    Cost of investments sold............     13,588        11,047     3,861,396     42,087       2,805        491,704
                                            -------       -------    ----------    -------      ------       --------
       Realized gains (losses) on
        fund shares.....................      1,337          (597)       92,417      4,268          53         92,985
Realized gain distributions.............         --            --            --         --          --             --
                                            -------       -------    ----------    -------      ------       --------
    Net realized gains (losses).........      1,337          (597)       92,417      4,268          53         92,985
Change in unrealized gains
 (losses)...............................      7,346        12,363      (174,643)    19,636       7,229        251,776
                                            -------       -------    ----------    -------      ------       --------
    Net realized and change in
     unrealized gains (losses) on
     investments........................      8,683        11,766       (82,226)    23,904       7,282        344,761
                                            -------       -------    ----------    -------      ------       --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................    $ 8,048       $10,911    $ (131,147)   $21,648      $6,489       $291,872
                                            =======       =======    ==========    =======      ======       ========

--------
(d)Previously known as AST JPMorgan International Equity

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                         -----------------------------------------------------------------------
                                          ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                           SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                            TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ----------- ----------- ----------- ----------- -----------
                                                         AST
                                                       LOOMIS        AST
                                             AST       SAYLES    LORD ABBETT     AST         AST         AST
                                          LARGE-CAP   LARGE-CAP  CORE FIXED  MFS GLOBAL      MFS       MID-CAP
                                            VALUE    GROWTH (E)    INCOME      EQUITY      GROWTH       VALUE
                                         ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $   --      $    --     $    --     $    --     $   --      $    --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........      (72)      (1,444)       (630)       (616)      (159)        (471)
    Administrative expense..............      (11)        (173)        (92)        (94)       (24)         (55)
                                           ------      -------     -------     -------     ------      -------
    Net investment income (loss)........      (83)      (1,617)       (722)       (710)      (183)        (526)
                                           ------      -------     -------     -------     ------      -------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................       87        3,508       3,813       4,018      1,371          532
    Cost of investments sold............       73        2,779       3,521       3,380        896          312
                                           ------      -------     -------     -------     ------      -------
       Realized gains (losses) on
        fund shares.....................       14          729         292         638        475          220
Realized gain distributions.............       --           --          --          --         --           --
                                           ------      -------     -------     -------     ------      -------
    Net realized gains (losses).........       14          729         292         638        475          220
Change in unrealized gains (losses).....    2,363       35,295      (1,553)     14,455      4,572        9,867
                                           ------      -------     -------     -------     ------      -------
    Net realized and change in
     unrealized gains (losses) on
     investments........................    2,377       36,024      (1,261)     15,093      5,047       10,087
                                           ------      -------     -------     -------     ------      -------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................   $2,294      $34,407     $(1,983)    $14,383     $4,864      $ 9,561
                                           ======      =======     =======     =======     ======      =======

--------
(e)Previously known as AST Marsico Capital Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                         -------------------------------------------------------------------------
                                          ADVANCED    ADVANCED    ADVANCED     ADVANCED     ADVANCED    ADVANCED
                                           SERIES      SERIES      SERIES       SERIES       SERIES      SERIES
                                            TRUST       TRUST       TRUST        TRUST        TRUST       TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ----------- ----------- ------------- ----------- -----------
                                                         AST
                                                      NEUBERGER      AST                       AST         AST
                                                      BERMAN /    NEUBERGER       AST      PARAMETRIC     PIMCO
                                             AST         LSV       BERMAN    NEW DISCOVERY  EMERGING     LIMITED
                                            MONEY      MID-CAP     MID-CAP       ASSET       MARKETS    MATURITY
                                           MARKET       VALUE      GROWTH     ALLOCATION     EQUITY       BOND
                                         ----------- ----------- ----------- ------------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................... $       --    $    --     $    --      $    --       $  --      $    --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........     (6,370)      (309)       (477)         (58)       (194)      (1,130)
    Administrative expense..............       (657)       (40)        (68)          (6)        (23)        (160)
                                         ----------    -------     -------      -------       -----      -------
    Net investment income (loss)........     (7,027)      (349)       (545)         (64)       (217)      (1,290)
                                         ----------    -------     -------      -------       -----      -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................  1,195,508     11,498       4,423       10,060         709       21,027
    Cost of investments sold............  1,195,508      8,242       3,721        9,454         705       22,316
                                         ----------    -------     -------      -------       -----      -------
       Realized gains (losses) on
        fund shares.....................         --      3,256         702          606           4       (1,289)
Realized gain distributions.............         --         --          --           --          --           --
                                         ----------    -------     -------      -------       -----      -------
    Net realized gains (losses).........         --      3,256         702          606           4       (1,289)
Change in unrealized gains
 (losses)...............................         --      6,286      12,246           31          35       (1,048)
                                         ----------    -------     -------      -------       -----      -------
    Net realized and change in
     unrealized gains (losses) on
     investments........................         --      9,542      12,948          637          39       (2,337)
                                         ----------    -------     -------      -------       -----      -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS............................. $   (7,027)   $ 9,193     $12,403      $   573       $(178)     $(3,627)
                                         ==========    =======     =======      =======       =====      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                         ----------------------------------------------------------------------------
                                           ADVANCED     ADVANCED      ADVANCED     ADVANCED    ADVANCED    ADVANCED
                                            SERIES       SERIES        SERIES       SERIES      SERIES      SERIES
                                            TRUST        TRUST         TRUST         TRUST       TRUST       TRUST
                                         SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                         ------------ ------------ -------------- ----------- ----------- -----------
                                             AST          AST           AST           AST                     AST
                                            PIMCO     PRESERVATION   PRUDENTIAL     QMA US        AST      SCHRODERS
                                         TOTAL RETURN    ASSET         GROWTH       EQUITY     RCM WORLD    GLOBAL
                                             BOND      ALLOCATION  ALLOCATION (F)    ALPHA    TRENDS (AV)  TACTICAL
                                         ------------ ------------ -------------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $     --    $       --    $       --     $    --    $     --     $    --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........     (4,512)     (120,728)     (127,792)       (492)    (24,222)     (5,460)
    Administrative expense..............       (457)      (12,580)      (13,226)        (72)     (2,538)       (712)
                                           --------    ----------    ----------     -------    --------     -------
    Net investment income (loss)........     (4,969)     (133,308)     (141,018)       (564)    (26,760)     (6,172)
                                           --------    ----------    ----------     -------    --------     -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................    318,741     1,720,070     4,333,719      17,783     495,474      59,686
    Cost of investments sold............    310,416     1,478,307     3,907,082      13,800     384,206      50,915
                                           --------    ----------    ----------     -------    --------     -------
       Realized gains (losses) on
        fund shares.....................      8,325       241,763       426,637       3,983     111,268       8,771
Realized gain distributions.............         --            --            --          --          --          --
                                           --------    ----------    ----------     -------    --------     -------
    Net realized gains (losses).........      8,325       241,763       426,637       3,983     111,268       8,771
Change in unrealized gains (losses).....    (20,435)      492,352       968,355       9,694      83,849      68,770
                                           --------    ----------    ----------     -------    --------     -------
    Net realized and change in
     unrealized gains (losses) on
     investments........................    (12,110)      734,115     1,394,992      13,677     195,117      77,541
                                           --------    ----------    ----------     -------    --------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................   $(17,079)   $  600,807    $1,253,974     $13,113    $168,357     $71,369
                                           ========    ==========    ==========     =======    ========     =======

--------
(f)Previously known as AST First Trust Capital Appreciation Target
(av)Previously known as AST CLS Moderate Asset Allocation


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                      -------------------------------------------------------------------------------
                                       ADVANCED    ADVANCED    ADVANCED      ADVANCED       ADVANCED      ADVANCED
                                        SERIES      SERIES      SERIES        SERIES         SERIES        SERIES
                                         TRUST       TRUST       TRUST         TRUST          TRUST         TRUST
                                      SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                      ----------- ----------- ----------- --------------- ------------- -------------
                                          AST
                                       SCHRODERS                                               AST           AST
                                      MULTI-ASSET     AST         AST           AST       T. ROWE PRICE T. ROWE PRICE
                                         WORLD     SMALL-CAP   SMALL-CAP     TEMPLETON        ASSET        EQUITY
                                      STRATEGIES    GROWTH       VALUE    GLOBAL BOND (G)  ALLOCATION      INCOME
                                      ----------- ----------- ----------- --------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $     --     $   --      $   --        $    --       $      --      $    --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................   (11,203)       (36)       (300)          (703)        (91,393)      (1,038)
    Administrative expense...........    (1,168)        (4)        (39)           (90)         (9,329)        (107)
                                       --------     ------      ------        -------       ---------      -------
    Net investment income
     (loss)..........................   (12,371)       (40)       (339)          (793)       (100,722)      (1,145)
                                       --------     ------      ------        -------       ---------      -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   319,991      1,581       2,629          6,229         936,227        4,647
    Cost of investments sold.........   264,592      1,343       1,652          6,507         733,008        3,988
                                       --------     ------      ------        -------       ---------      -------
       Realized gains (losses)
        on fund shares...............    55,399        238         977           (278)        203,219          659
Realized gain distributions..........        --         --          --             --              --           --
                                       --------     ------      ------        -------       ---------      -------
    Net realized gains (losses)......    55,399        238         977           (278)        203,219          659
Change in unrealized gains
 (losses)............................    48,715        757       7,324         (2,137)        745,014       17,723
                                       --------     ------      ------        -------       ---------      -------
    Net realized and change in
     unrealized gains (losses)
     on investments..................   104,114        995       8,301         (2,415)        948,233       18,382
                                       --------     ------      ------        -------       ---------      -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ 91,743     $  955      $7,962        $(3,208)      $ 847,511      $17,237
                                       ========     ======      ======        =======       =========      =======

--------
(g)Previously known as AST T. Rowe Price Global Bond


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                         -----------------------------------------------------------------------------
                                                                                              ALLIANCE     ALLIANCE
                                                                                              BERNSTEIN    BERNSTEIN
                                           ADVANCED      ADVANCED     ADVANCED    ADVANCED    VARIABLE     VARIABLE
                                            SERIES        SERIES       SERIES      SERIES      PRODUCT      PRODUCT
                                             TRUST         TRUST        TRUST       TRUST    SERIES FUND  SERIES FUND
                                          SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                                         ------------- ------------- ----------- ----------- ----------- -------------
                                                                         AST
                                              AST           AST      WELLINGTON      AST                   ALLIANCE
                                         T. ROWE PRICE T. ROWE PRICE MANAGEMENT    WESTERN    ALLIANCE   BERNSTEIN VPS
                                           LARGE-CAP      NATURAL      HEDGED    ASSET CORE   BERNSTEIN    GROWTH &
                                            GROWTH       RESOURCES     EQUITY     PLUS BOND  VPS GROWTH     INCOME
                                         ------------- ------------- ----------- ----------- ----------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $    --       $    --      $    --      $  --    $    5,700   $   720,184
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk..........       (409)       (1,590)      (1,855)      (110)     (325,336)     (972,148)
    Administrative expense..............        (52)         (187)        (199)       (19)      (32,490)      (73,076)
                                            -------       -------      -------      -----    ----------   -----------
    Net investment income
     (loss).............................       (461)       (1,777)      (2,054)      (129)     (352,126)     (325,040)
                                            -------       -------      -------      -----    ----------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     29,408        25,327       41,355        611     5,457,077    14,820,034
    Cost of investments sold............     16,448        27,319       34,234        610     3,748,049    12,855,532
                                            -------       -------      -------      -----    ----------   -----------
       Realized gains (losses) on
        fund shares.....................     12,960        (1,992)       7,121          1     1,709,028     1,964,502
Realized gain distributions.............         --            --           --         --            --            --
                                            -------       -------      -------      -----    ----------   -----------
    Net realized gains (losses).........     12,960        (1,992)       7,121          1     1,709,028     1,964,502
Change in unrealized gains
 (losses)...............................       (452)       19,458       17,117       (199)    4,574,781    15,892,116
                                            -------       -------      -------      -----    ----------   -----------
    Net realized and change in
     unrealized gains (losses) on
     investments........................     12,508        17,466       24,238       (198)    6,283,809    17,856,618
                                            -------       -------      -------      -----    ----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................    $12,047       $15,689      $22,184      $(327)   $5,931,683   $17,531,578
                                            =======       =======      =======      =====    ==========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                -----------------------------------------------------------------------------------------
                                  ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                  BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN       AMERICAN         AMERICAN
                                  VARIABLE      VARIABLE      VARIABLE      VARIABLE        CENTURY          CENTURY
                                   PRODUCT       PRODUCT       PRODUCT       PRODUCT        VARIABLE         VARIABLE
                                 SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND  PORTFOLIOS, INC. PORTFOLIOS, INC.
                                 SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                ------------- ------------- ------------- ------------- ---------------- ----------------
                                  ALLIANCE      ALLIANCE      ALLIANCE
                                BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS   ALLIANCE        AMERICAN         AMERICAN
                                INTERNATIONAL   LARGE CAP     SMALL/MID   BERNSTEIN VPS     CENTURY          CENTURY
                                    VALUE        GROWTH       CAP VALUE       VALUE       VP BALANCED    VP INTERNATIONAL
                                ------------- ------------- ------------- ------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $  761,728    $       --    $   78,406     $ 23,075         $  182           $   92
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................    (201,622)     (282,062)     (283,720)     (19,059)          (156)             (74)
    Administrative
     expense...................     (26,210)      (23,407)      (36,608)      (2,370)           (11)              (6)
                                 ----------    ----------    ----------     --------         ------           ------
    Net investment income
     (loss)....................     533,896      (305,469)     (241,922)       1,646             15               12
                                 ----------    ----------    ----------     --------         ------           ------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........   4,557,517     3,294,432     5,439,196      659,539            908               83
    Cost of investments
     sold......................   5,396,513     2,281,682     4,044,158      623,951            786               65
                                 ----------    ----------    ----------     --------         ------           ------
       Realized gains
        (losses) on fund
        shares.................    (838,996)    1,012,750     1,395,038       35,588            122               18
Realized gain
 distributions.................          --            --     1,071,248           --            221               --
                                 ----------    ----------    ----------     --------         ------           ------
    Net realized gains
     (losses)..................    (838,996)    1,012,750     2,466,286       35,588            343               18
Change in unrealized gains
 (losses)......................   2,885,229     4,856,891     3,532,808      336,755          1,315            1,011
                                 ----------    ----------    ----------     --------         ------           ------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............   2,046,233     5,869,641     5,999,094      372,343          1,658            1,029
                                 ----------    ----------    ----------     --------         ------           ------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................  $2,580,129    $5,564,172    $5,757,172     $373,989         $1,673           $1,041
                                 ==========    ==========    ==========     ========         ======           ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                         --------------------------------------------------------------------------
                                           DREYFUS
                                          SOCIALLY                   DREYFUS     DREYFUS        DWS         DWS
                                         RESPONSIBLE                VARIABLE     VARIABLE   INVESTMENTS INVESTMENTS
                                           GROWTH    DREYFUS STOCK INVESTMENT   INVESTMENT   VARIABLE    VARIABLE
                                         FUND, INC.   INDEX FUND      FUND         FUND      SERIES I    SERIES I
                                         SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ------------- ----------- ------------ ----------- -----------
                                           DREYFUS                                                          DWS
                                          SOCIALLY                                                        CAPITAL
                                         RESPONSIBLE DREYFUS STOCK VIF GROWTH      VIF          DWS       GROWTH
                                         GROWTH FUND  INDEX FUND    & INCOME   MONEY MARKET BOND VIP A     VIP A
                                         ----------- ------------- ----------- ------------ ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $  220      $  9,233      $   747     $     --    $ 11,217    $ 12,142
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........     (209)       (6,646)      (1,133)      (6,055)     (1,248)     (4,108)
    Administrative expense..............      (18)         (502)         (85)        (467)       (935)     (2,937)
                                           ------      --------      -------     --------    --------    --------
    Net investment income (loss)........       (7)        2,085         (471)      (6,522)      9,034       5,097
                                           ------      --------      -------     --------    --------    --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................      760        34,423       10,930      232,387      59,643     123,342
    Cost of investments sold............      607        28,514        8,728      232,387      59,593      91,771
                                           ------      --------      -------     --------    --------    --------
       Realized gains (losses) on
        fund shares.....................      153         5,909        2,202           --          50      31,571
Realized gain distributions.............       --         5,408           --           --          --          --
                                           ------      --------      -------     --------    --------    --------
    Net realized gains (losses).........      153        11,317        2,202           --          50      31,571
Change in unrealized gains
 (losses)...............................    4,794       117,942       23,042           --     (21,024)    249,928
                                           ------      --------      -------     --------    --------    --------
    Net realized and change in
     unrealized gains (losses) on
     investments........................    4,947       129,259       25,244           --     (20,974)    281,499
                                           ------      --------      -------     --------    --------    --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $4,940      $131,344      $24,773     $ (6,522)   $(11,940)   $286,596
                                           ======      ========      =======     ========    ========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                         ---------------------------------------------------------------------------
                                             DWS         DWS          DWS           DWS          DWS         DWS
                                         INVESTMENTS INVESTMENTS  INVESTMENTS   INVESTMENTS  INVESTMENTS INVESTMENTS
                                          VARIABLE    VARIABLE     VARIABLE      VARIABLE     VARIABLE    VARIABLE
                                          SERIES I    SERIES I     SERIES I      SERIES II    SERIES II   SERIES II
                                         SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ----------- ------------- ------------- ----------- -----------
                                                         DWS                                                 DWS
                                                       GLOBAL                       DWS          DWS        SMALL
                                             DWS      SMALL CAP       DWS      GLOBAL INCOME    MONEY      MID CAP
                                         CORE EQUITY   GROWTH    INTERNATIONAL    BUILDER      MARKET      GROWTH
                                            VIP A       VIP A        VIP A       VIP A II     VIP A II    VIP A II
                                         ----------- ----------- ------------- ------------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $  6,189    $  6,820     $ 14,284      $ 27,437      $    18    $    387
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........    (2,038)     (4,662)      (1,245)       (5,441)        (772)     (1,408)
    Administrative expense..............    (1,446)     (3,296)        (858)       (3,893)        (517)       (996)
                                          --------    --------     --------      --------      -------    --------
    Net investment income (loss)........     2,705      (1,138)      12,181        18,103       (1,271)     (2,017)
                                          --------    --------     --------      --------      -------    --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    29,978     222,552       87,106       155,677        6,395      36,194
    Cost of investments sold............    25,386     192,602      110,072       131,039        6,395      28,070
                                          --------    --------     --------      --------      -------    --------
       Realized gains (losses) on
        fund shares.....................     4,592      29,950      (22,966)       24,638           --       8,124
Realized gain distributions.............        --      72,416           --            --           --          --
                                          --------    --------     --------      --------      -------    --------
    Net realized gains (losses).........     4,592     102,366      (22,966)       24,638           --       8,124
Change in unrealized gains
 (losses)...............................   139,463     226,793       61,816       147,247           --     109,504
                                          --------    --------     --------      --------      -------    --------
    Net realized and change in
     unrealized gains (losses) on
     investments........................   144,055     329,159       38,850       171,885           --     117,628
                                          --------    --------     --------      --------      -------    --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $146,760    $328,021     $ 51,031      $189,988      $(1,271)   $115,611
                                          ========    ========     ========      ========      =======    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                -----------------------------------------------------------------------------------
                                                FIDELITY      FIDELITY      FIDELITY      FIDELITY      FIDELITY
                                  FEDERATED     VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                  INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE
                                   SERIES     PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND
                                 SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                ------------- ------------- ------------- ------------- ------------- -------------
                                  FEDERATED
                                    PRIME          VIP           VIP                         VIP
                                MONEY FUND II  CONTRAFUND   EQUITY-INCOME  VIP GROWTH    HIGH INCOME  VIP INDEX 500
                                ------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $       --    $   51,523     $ 19,196      $  9,113      $ 39,244     $   76,139
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (82,890)      (61,006)     (10,375)      (40,035)       (9,133)       (51,453)
    Administrative
     expense...................      (6,312)       (4,888)        (799)       (3,175)         (746)        (4,111)
                                 ----------    ----------     --------      --------      --------     ----------
    Net investment income
     (loss)....................     (89,202)      (14,371)       8,022       (34,097)       29,365         20,575
                                 ----------    ----------     --------      --------      --------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........   1,518,063       718,240      171,381       440,679       184,745        864,171
    Cost of investments
     sold......................   1,518,063       571,723      152,525       328,613       184,522        654,600
                                 ----------    ----------     --------      --------      --------     ----------
       Realized gains
        (losses) on fund
        shares.................          --       146,517       18,856       112,066           223        209,571
Realized gain
 distributions.................          --         1,372       51,113         2,170            --         41,502
                                 ----------    ----------     --------      --------      --------     ----------
    Net realized gains
     (losses)..................          --       147,889       69,969       114,236           223        251,073
Change in unrealized gains
 (losses)......................          --     1,132,256      111,031       865,175         2,822        820,621
                                 ----------    ----------     --------      --------      --------     ----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............          --     1,280,145      181,000       979,411         3,045      1,071,694
                                 ----------    ----------     --------      --------      --------     ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................  $  (89,202)   $1,265,774     $189,022      $945,314      $ 32,410     $1,092,269
                                 ==========    ==========     ========      ========      ========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                             ---------------------------------------------------------------------------------------------------
                                                             FIDELITY          FIDELITY          FIDELITY          FIDELITY
                               FIDELITY      FIDELITY        VARIABLE          VARIABLE          VARIABLE          VARIABLE
                               VARIABLE      VARIABLE        INSURANCE         INSURANCE         INSURANCE         INSURANCE
                               INSURANCE     INSURANCE     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                             PRODUCTS FUND PRODUCTS FUND (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                              SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                             ------------- ------------- ----------------- ----------------- ----------------- -----------------
                                  VIP                        VIP ASSET                              VIP           VIP FREEDOM
                              INVESTMENT        VIP       MANAGER GROWTH    VIP CONTRAFUND     EQUITY-INCOME    2010 PORTFOLIO
                              GRADE BOND     OVERSEAS    (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                             ------------- ------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................   $ 28,763      $ 13,680         $    84         $   392,221        $ 13,771         $   82,155
Charges from Allstate
 Life Insurance
 Company:
    Mortality and
     expense risk...........    (14,811)      (11,882)           (684)           (739,250)         (9,911)          (100,213)
    Administrative
     expense................     (1,270)         (967)            (52)            (99,900)           (674)           (13,229)
                               --------      --------         -------         -----------        --------         ----------
    Net investment
     income (loss)..........     12,682           831            (652)           (446,929)          3,186            (31,287)
                               --------      --------         -------         -----------        --------         ----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
    Proceeds from
     sales..................    170,656       342,238          53,862          18,089,080         189,132          3,056,071
    Cost of investments
     sold...................    168,123       331,621          34,414          16,250,737         174,822          2,731,826
                               --------      --------         -------         -----------        --------         ----------
       Realized gains
        (losses) on
        fund
        shares..............      2,533        10,617          19,448           1,838,343          14,310            324,245
Realized gain
 distributions..............     14,753         3,750              48              13,735          40,872             82,736
                               --------      --------         -------         -----------        --------         ----------
    Net realized gains
     (losses)...............     17,286        14,367          19,496           1,852,078          55,182            406,981
Change in unrealized
 gains (losses).............    (69,382)      229,340          (9,255)         11,905,074          97,733            363,704
                               --------      --------         -------         -----------        --------         ----------
    Net realized and
     change in
     unrealized gains
     (losses) on
     investments............    (52,096)      243,707          10,241          13,757,152         152,915            770,685
                               --------      --------         -------         -----------        --------         ----------
INCREASE
 (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.................   $(39,414)     $244,538         $ 9,589         $13,310,223        $156,101         $  739,398
                               ========      ========         =======         ===========        ========         ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                           ------------------------------------------------------------------------------------------
                               FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                               VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                               INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                             PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                           (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                              SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------- ----------------- ----------------- ----------------- -----------------
                                                                  VIP FREEDOM
                              VIP FREEDOM       VIP FREEDOM         INCOME                            VIP GROWTH
                            2020 PORTFOLIO    2030 PORTFOLIO       PORTFOLIO        VIP GROWTH         & INCOME
                           (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                           ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.................    $   77,556         $ 36,692          $ 23,433           $    59         $  193,714
Charges from Allstate
 Life Insurance
 Company:
   Mortality and
    expense risk..........       (82,416)         (34,705)          (30,089)           (1,973)          (174,202)
   Administrative
    expense...............       (10,990)          (4,835)           (4,183)             (133)           (23,412)
                              ----------         --------          --------           -------         ----------
   Net investment
    income (loss).........       (15,850)          (2,848)          (10,839)           (2,047)            (3,900)
                              ----------         --------          --------           -------         ----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
   Proceeds from
    sales.................     1,720,600          595,090           721,617            12,590          2,669,316
   Cost of investments
    sold..................     1,484,418          513,990           684,965             7,683          2,068,874
                              ----------         --------          --------           -------         ----------
      Realized gains
       (losses) on
       fund
       shares.............       236,182           81,100            36,652             4,907            600,442
Realized gain
 distributions............        77,472           36,290            20,093                90                 --
                              ----------         --------          --------           -------         ----------
   Net realized gains
    (losses)..............       313,654          117,390            56,745             4,997            600,442
Change in unrealized
 gains (losses)...........       436,212          331,411            28,443            35,819          2,697,176
                              ----------         --------          --------           -------         ----------
   Net realized and
    change in
    unrealized gains
    (losses) on
    investments...........       749,866          448,801            85,188            40,816          3,297,618
                              ----------         --------          --------           -------         ----------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS...............    $  734,016         $445,953          $ 74,349           $38,769         $3,293,718
                              ==========         ========          ========           =======         ==========

                           -----------------
                               FIDELITY
                               VARIABLE
                               INSURANCE
                             PRODUCTS FUND
                           (SERVICE CLASS 2)
                              SUB-ACCOUNT
                           -----------------

                                  VIP
                             GROWTH STOCK
                           (SERVICE CLASS 2)
                           -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.................     $  4,095
Charges from Allstate
 Life Insurance
 Company:
   Mortality and
    expense risk..........      (18,366)
   Administrative
    expense...............       (2,441)
                               --------
   Net investment
    income (loss).........      (16,712)
                               --------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
   Proceeds from
    sales.................      408,079
   Cost of investments
    sold..................      327,659
                               --------
      Realized gains
       (losses) on
       fund
       shares.............       80,420
Realized gain
 distributions............      127,515
                               --------
   Net realized gains
    (losses)..............      207,935
Change in unrealized
 gains (losses)...........      168,259
                               --------
   Net realized and
    change in
    unrealized gains
    (losses) on
    investments...........      376,194
                               --------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS...............     $359,482
                               ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                           ------------------------------------------------------------------------------------------
                               FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                               VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                               INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                             PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                           (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                              SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------- ----------------- ----------------- ----------------- -----------------
                               VIP HIGH                         VIP INVESTMENT                         VIP MONEY
                                INCOME         VIP INDEX 500      GRADE BOND        VIP MID CAP         MARKET
                           (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                           ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.................    $  285,938        $  144,846           $ 40           $   38,239        $     1,162
Charges from Allstate
 Life Insurance
 Company:
   Mortality and
    expense risk..........       (75,315)         (113,850)           (22)            (209,610)          (168,234)
   Administrative
    expense...............        (9,462)          (15,076)            (1)             (28,595)           (20,906)
                              ----------        ----------           ----           ----------        -----------
   Net investment
    income (loss).........       201,161            15,920             17             (199,966)          (187,978)
                              ----------        ----------           ----           ----------        -----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
   Proceeds from
    sales.................     1,205,249         2,126,043             27            4,412,600         10,641,381
   Cost of investments
    sold..................     1,171,010         1,758,445             27            3,915,744         10,641,381
                              ----------        ----------           ----           ----------        -----------
      Realized gains
       (losses) on
       fund
       shares.............        34,239           367,598             --              496,856                 --
Realized gain
 distributions............            --            76,962             23            1,854,495                 --
                              ----------        ----------           ----           ----------        -----------
   Net realized gains
    (losses)..............        34,239           444,560             23            2,351,351                 --
Change in unrealized
 gains (losses)...........       (25,601)        1,606,292            (99)           2,187,129                 --
                              ----------        ----------           ----           ----------        -----------
   Net realized and
    change in
    unrealized gains
    (losses) on
    investments...........         8,638         2,050,852            (76)           4,538,480                 --
                              ----------        ----------           ----           ----------        -----------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS...............    $  209,799        $2,066,772           $(59)          $4,338,514        $  (187,978)
                              ==========        ==========           ====           ==========        ===========

                           -----------------
                               FIDELITY
                               VARIABLE
                               INSURANCE
                             PRODUCTS FUND
                           (SERVICE CLASS 2)
                              SUB-ACCOUNT
                           -----------------

                             VIP OVERSEAS
                           (SERVICE CLASS 2)
                           -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.................      $  403
Charges from Allstate
 Life Insurance
 Company:
   Mortality and
    expense risk..........        (589)
   Administrative
    expense...............         (34)
                                ------
   Net investment
    income (loss).........        (220)
                                ------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
   Proceeds from
    sales.................       1,918
   Cost of investments
    sold..................       2,010
                                ------
      Realized gains
       (losses) on
       fund
       shares.............         (92)
Realized gain
 distributions............         139
                                ------
   Net realized gains
    (losses)..............          47
Change in unrealized
 gains (losses)...........       9,142
                                ------
   Net realized and
    change in
    unrealized gains
    (losses) on
    investments...........       9,189
                                ------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS...............      $8,969
                                ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                --------------------------------------------------------------------------------------------
                                   FRANKLIN       FRANKLIN        FRANKLIN         FRANKLIN       FRANKLIN       FRANKLIN
                                  TEMPLETON      TEMPLETON        TEMPLETON       TEMPLETON      TEMPLETON      TEMPLETON
                                   VARIABLE       VARIABLE        VARIABLE         VARIABLE       VARIABLE       VARIABLE
                                  INSURANCE      INSURANCE        INSURANCE       INSURANCE      INSURANCE      INSURANCE
                                PRODUCTS TRUST PRODUCTS TRUST  PRODUCTS TRUST   PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                                 SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                -------------- -------------- ----------------- -------------- -------------- --------------
                                   FRANKLIN       FRANKLIN                                        FRANKLIN       FRANKLIN
                                   FLEX CAP      GROWTH AND                        FRANKLIN      LARGE CAP      SMALL CAP
                                    GROWTH         INCOME       FRANKLIN HIGH       INCOME         GROWTH         VALUE
                                  SECURITIES     SECURITIES   INCOME SECURITIES   SECURITIES     SECURITIES     SECURITIES
                                -------------- -------------- ----------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $      104     $  819,792      $  774,635      $ 9,089,874    $   373,219    $   440,574
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................      (37,926)      (450,099)       (159,366)      (2,012,950)      (490,159)      (472,165)
    Administrative
     expense...................       (4,923)       (60,917)        (14,675)        (242,546)       (67,745)       (60,431)
                                  ----------     ----------      ----------      -----------    -----------    -----------
    Net investment income
     (loss)....................      (42,745)       308,776         600,594        6,834,378       (184,685)       (92,022)
                                  ----------     ----------      ----------      -----------    -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    1,124,437      9,714,292       2,519,710       36,152,634     11,748,355     10,213,796
    Cost of investments
     sold......................      776,470      9,051,675       2,296,928       35,255,725      9,636,169      7,251,849
                                  ----------     ----------      ----------      -----------    -----------    -----------
       Realized gains
        (losses) on fund
        shares.................      347,967        662,617         222,782          896,909      2,112,186      2,961,947
Realized gain
 distributions.................        7,111             --              --               --             --        568,575
                                  ----------     ----------      ----------      -----------    -----------    -----------
    Net realized gains
     (losses)..................      355,078        662,617         222,782          896,909      2,112,186      3,530,522
Change in unrealized gains
 (losses)......................      459,889      6,791,710        (199,842)       8,735,010      6,445,924      6,343,375
                                  ----------     ----------      ----------      -----------    -----------    -----------
    Net realized and
     change in unrealized
     gains (losses) on
     investments...............      814,967      7,454,327          22,940        9,631,919      8,558,110      9,873,897
                                  ----------     ----------      ----------      -----------    -----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS
 FROM
 OPERATIONS....................   $  772,222     $7,763,103      $  623,534      $16,466,297    $ 8,373,425    $ 9,781,875
                                  ==========     ==========      ==========      ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                -----------------------------------------------------------------------------------------
                                   FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                                  TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                                   VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                  INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                                PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                -------------- -------------- -------------- -------------- -------------- --------------
                                   FRANKLIN                                                   TEMPLETON
                                SMALL MID-CAP                 MUTUAL GLOBAL                   DEVELOPING     TEMPLETON
                                    GROWTH     FRANKLIN U.S.    DISCOVERY    MUTUAL SHARES     MARKETS        FOREIGN
                                  SECURITIES     GOVERNMENT     SECURITIES     SECURITIES     SECURITIES     SECURITIES
                                -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................    $     --     $   659,413     $  355,751    $ 1,557,985     $  321,985    $ 2,114,719
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (19,343)       (322,215)      (231,676)    (1,111,247)      (236,097)    (1,265,236)
    Administrative
     expense...................      (2,387)        (43,824)       (31,913)      (136,029)       (31,456)      (151,113)
                                   --------     -----------     ----------    -----------     ----------    -----------
    Net investment income
     (loss)....................     (21,730)        293,374         92,162        310,709         54,432        698,370
                                   --------     -----------     ----------    -----------     ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........     882,898       9,121,839      5,219,932     22,397,106      4,772,002     24,121,407
    Cost of investments
     sold......................     569,693       9,121,119      4,801,172     19,229,014      4,685,942     22,766,531
                                   --------     -----------     ----------    -----------     ----------    -----------
       Realized gains
        (losses) on fund
        shares.................     313,205             720        418,760      3,168,092         86,060      1,354,876
Realized gain
 distributions.................      73,195              --      1,478,520             --             --             --
                                   --------     -----------     ----------    -----------     ----------    -----------
    Net realized gains
     (losses)..................     386,400             720      1,897,280      3,168,092         86,060      1,354,876
Change in unrealized gains
 (losses)......................      54,991      (1,220,076)     1,802,650     14,717,230       (540,586)    14,695,468
                                   --------     -----------     ----------    -----------     ----------    -----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............     441,391      (1,219,356)     3,699,930     17,885,322       (454,526)    16,050,344
                                   --------     -----------     ----------    -----------     ----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................    $419,661     $  (925,982)    $3,792,092    $18,196,031     $ (400,094)   $16,748,714
                                   ========     ===========     ==========    ===========     ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                              -------------------------------------------------------------------------------------
                                 FRANKLIN       FRANKLIN
                                TEMPLETON      TEMPLETON    GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS
                                 VARIABLE       VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                INSURANCE      INSURANCE      INSURANCE     INSURANCE     INSURANCE     INSURANCE
                              PRODUCTS TRUST PRODUCTS TRUST     TRUST         TRUST         TRUST         TRUST
                               SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                              -------------- -------------- ------------- ------------- ------------- -------------
                                TEMPLETON                                                                  VIT
                                  GLOBAL       TEMPLETON         VIT                         VIT        STRATEGIC
                                   BOND          GROWTH       LARGE CAP        VIT        STRATEGIC   INTERNATIONAL
                                SECURITIES     SECURITIES       VALUE     MID CAP VALUE    GROWTH        EQUITY
                              -------------- -------------- ------------- ------------- ------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends....................   $  82,861       $ 27,035     $   45,000    $   27,957      $   78        $   --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk....................     (23,889)       (13,370)       (60,485)      (54,136)       (224)          (29)
    Administrative
     expense.................      (2,693)        (1,013)        (7,633)       (7,075)        (17)           (2)
                                ---------       --------     ----------    ----------      ------        ------
    Net investment
     income (loss)...........      56,279         12,652        (23,118)      (33,254)       (163)          (31)
                                ---------       --------     ----------    ----------      ------        ------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales...................     421,948        109,177      1,559,681     1,441,925         260         3,011
    Cost of investments
     sold....................     367,426        103,080      1,384,488     1,233,701         189         2,360
                                ---------       --------     ----------    ----------      ------        ------
       Realized gains
        (losses) on
        fund shares..........      54,522          6,097        175,193       208,224          71           651
Realized gain
 distributions...............      21,394             --        429,929       269,757         729            --
                                ---------       --------     ----------    ----------      ------        ------
    Net realized gains
     (losses)................      75,916          6,097        605,122       477,981         800           651
Change in unrealized gains
 (losses)....................    (129,672)       237,908        509,754       561,398       4,339          (250)
                                ---------       --------     ----------    ----------      ------        ------
    Net realized and
     change in
     unrealized gains
     (losses) on
     investments.............     (53,756)       244,005      1,114,876     1,039,379       5,139           401
                                ---------       --------     ----------    ----------      ------        ------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..................   $   2,523       $256,657     $1,091,758    $1,006,125      $4,976        $  370
                                =========       ========     ==========    ==========      ======        ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                      --------------------------------------------------------------------------------
                                      GOLDMAN SACHS GOLDMAN SACHS
                                        VARIABLE      VARIABLE       INVESCO      INVESCO      INVESCO      INVESCO
                                        INSURANCE     INSURANCE    INVESTMENT    INVESTMENT   INVESTMENT   INVESTMENT
                                          TRUST         TRUST       SERVICES      SERVICES     SERVICES     SERVICES
                                       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                      ------------- ------------- ------------- ------------ ------------ ------------
                                           VIT
                                       STRUCTURED        VIT      INVESCO V.I.  INVESCO V.I.              INVESCO V.I.
                                        SMALL CAP    STRUCTURED     AMERICAN      AMERICAN   INVESCO V.I.     CORE
                                         EQUITY      U.S. EQUITY  FRANCHISE (H)  VALUE (I)   COMSTOCK (J)    EQUITY
                                      ------------- ------------- ------------- ------------ ------------ ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $   79,882    $   61,998    $   363,072  $   312,038   $  507,821  $ 1,195,587
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......    (126,417)      (90,081)    (1,156,255)    (759,840)    (433,040)  (1,163,598)
    Administrative expense...........     (16,430)      (11,746)       (83,889)     (54,687)     (31,574)     (87,307)
                                       ----------    ----------    -----------  -----------   ----------  -----------
    Net investment income
     (loss)..........................     (62,965)      (39,829)      (877,072)    (502,489)      43,207      (55,318)
                                       ----------    ----------    -----------  -----------   ----------  -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   2,683,394     2,370,028     14,184,169   11,218,126    6,781,068   13,839,607
    Cost of investments sold.........   2,351,938     1,947,489     12,228,955    8,875,902    5,195,002    9,825,885
                                       ----------    ----------    -----------  -----------   ----------  -----------
       Realized gains (losses)
        on fund shares...............     331,456       422,539      1,955,214    2,342,224    1,586,066    4,013,722
Realized gain distributions..........   1,008,314            --             --           --           --           --
                                       ----------    ----------    -----------  -----------   ----------  -----------
    Net realized gains (losses)......   1,339,770       422,539      1,955,214    2,342,224    1,586,066    4,013,722
Change in unrealized gains
 (losses)............................   1,241,307     1,482,964     26,360,137   11,483,978    7,560,932   17,041,510
                                       ----------    ----------    -----------  -----------   ----------  -----------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................   2,581,077     1,905,503     28,315,351   13,826,202    9,146,998   21,055,232
                                       ----------    ----------    -----------  -----------   ----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $2,518,112    $1,865,674    $27,438,279  $13,323,713   $9,190,205  $20,999,914
                                       ==========    ==========    ===========  ===========   ==========  ===========

--------
(h)Previously known as Invesco Van Kampen V.I. American Franchise
(i)Previously known as Invesco Van Kampen V.I. American Value
(j)Previously known as Invesco Van Kampen V.I. Comstock

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                         ----------------------------------------------------------------------------------
                                           INVESCO      INVESCO      INVESCO      INVESCO      INVESCO         INVESCO
                                          INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT     INVESTMENT
                                           SERVICES     SERVICES     SERVICES     SERVICES     SERVICES       SERVICES
                                         SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT
                                         ------------ ------------ ------------ ------------ ------------ -----------------
                                         INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                         DIVERSIFIED  DIVERSIFIED   EQUITY AND  GLOBAL CORE   GOVERNMENT    INVESCO V.I.
                                           DIVIDEND      INCOME     INCOME (K)     EQUITY     SECURITIES  HIGH YIELD (L)(M)
                                         ------------ ------------ ------------ ------------ ------------ -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................... $ 3,399,122   $  421,512   $  429,517   $  722,932   $  382,306     $  888,796
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk..........  (1,999,505)    (120,813)    (362,033)    (496,080)    (144,357)      (186,863)
    Administrative expense..............    (145,991)      (9,216)     (27,027)     (36,797)     (11,139)       (13,689)
                                         -----------   ----------   ----------   ----------   ----------     ----------
    Net investment income
     (loss).............................   1,253,626      291,483       40,457      190,055      226,810        688,244
                                         -----------   ----------   ----------   ----------   ----------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................  25,891,420    1,806,570    4,986,752    6,361,079    2,294,749      3,680,145
    Cost of investments sold............  16,740,302    2,074,959    4,322,821    6,378,617    2,314,054      3,694,111
                                         -----------   ----------   ----------   ----------   ----------     ----------
       Realized gains (losses) on
        fund shares.....................   9,151,118     (268,389)     663,931      (17,538)     (19,305)       (13,966)
Realized gain distributions.............          --           --           --           --           --             --
                                         -----------   ----------   ----------   ----------   ----------     ----------
    Net realized gains (losses).........   9,151,118     (268,389)     663,931      (17,538)     (19,305)       (13,966)
Change in unrealized gains
 (losses)...............................  28,339,600     (156,215)   5,031,706    6,918,659     (665,786)      (176,959)
                                         -----------   ----------   ----------   ----------   ----------     ----------
    Net realized and change in
     unrealized gains (losses) on
     investments........................  37,490,718     (424,604)   5,695,637    6,901,121     (685,091)      (190,925)
                                         -----------   ----------   ----------   ----------   ----------     ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS............................. $38,744,344   $ (133,121)  $5,736,094   $7,091,176   $ (458,281)    $  497,319
                                         ===========   ==========   ==========   ==========   ==========     ==========

--------
(k)Previously known as Invesco Van Kampen V.I. Equity and Income
(l)On April 26, 2013, Invesco V.I. High Yield Securities merged into Invesco V.I. High Yield
(m)For the period beginning April 26, 2013 and ended December 31, 2013

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                         -----------------------------------------------------------------------------------
                                              INVESCO         INVESCO      INVESCO      INVESCO      INVESCO      INVESCO
                                            INVESTMENT      INVESTMENT    INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                             SERVICES        SERVICES      SERVICES     SERVICES     SERVICES     SERVICES
                                            SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                         ----------------- ------------- ------------ ------------ ------------ ------------
                                           INVESCO V.I.    INVESCO V.I.  INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                            HIGH YIELD     INTERNATIONAL   MID CAP      MID CAP       MONEY       S&P 500
                                         SECURITIES (L)(N)    GROWTH     CORE EQUITY   GROWTH (O)     MARKET       INDEX
                                         ----------------- ------------- ------------ ------------ ------------ ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $ 1,151,923     $  270,199    $   80,453   $   32,669   $    3,235   $  643,789
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk..........        (55,615)      (291,534)     (157,855)    (102,475)    (120,221)    (439,458)
    Administrative expense..............         (3,934)       (22,333)      (11,532)      (7,819)      (9,348)     (31,923)
                                            -----------     ----------    ----------   ----------   ----------   ----------
    Net investment income
     (loss).............................      1,092,374        (43,668)      (88,934)     (77,625)    (126,334)     172,408
                                            -----------     ----------    ----------   ----------   ----------   ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     14,265,216      3,047,941     2,133,613    1,206,088    3,896,443    5,832,934
    Cost of investments sold............     17,431,132      2,047,372     1,721,294    1,017,519    3,896,443    4,170,293
                                            -----------     ----------    ----------   ----------   ----------   ----------
       Realized gains (losses) on
        fund shares.....................     (3,165,916)     1,000,569       412,319      188,569           --    1,662,641
Realized gain distributions.............             --             --       812,129           --           --           --
                                            -----------     ----------    ----------   ----------   ----------   ----------
    Net realized gains (losses).........     (3,165,916)     1,000,569     1,224,448      188,569           --    1,662,641
Change in unrealized gains
 (losses)...............................      2,545,857      2,637,496     1,592,767    2,233,146           --    6,513,340
                                            -----------     ----------    ----------   ----------   ----------   ----------
    Net realized and change in
     unrealized gains (losses) on
     investments........................       (620,059)     3,638,065     2,817,215    2,421,715           --    8,175,981
                                            -----------     ----------    ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................    $   472,315     $3,594,397    $2,728,281   $2,344,090   $ (126,334)  $8,348,389
                                            ===========     ==========    ==========   ==========   ==========   ==========

--------
(l)On April 26, 2013, Invesco V.I. High Yield Securities merged into Invesco V.I. High Yield
(n)For the period beginning January 1, 2013 and ended April 26, 2013
(o)Previously known as Invesco Van Kampen V.I. Mid Cap Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                -----------------------------------------------------------------------------------------
                                                                                INVESCO        INVESCO        INVESCO
                                  INVESCO      INVESCO         INVESCO         INVESTMENT     INVESTMENT    INVESTMENT
                                 INVESTMENT   INVESTMENT     INVESTMENT         SERVICES       SERVICES      SERVICES
                                  SERVICES     SERVICES       SERVICES        (SERIES II)    (SERIES II)    (SERIES II)
                                SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                ------------ ------------ ----------------- ---------------- ------------ ---------------
                                                            INVESCO V.I.      INVESCO V.I.   INVESCO V.I.
                                INVESCO V.I. INVESCO V.I.       VALUE           AMERICAN       AMERICAN    INVESCO V.I.
                                 TECHNOLOGY   UTILITIES   OPPORTUNITIES (P) FRANCHISE II (Q) VALUE II (R) COMSTOCK II (S)
                                ------------ ------------ ----------------- ---------------- ------------ ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $     --     $174,507      $  107,622        $   67,998    $   180,465    $ 1,622,993
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................    (33,891)     (79,431)        (95,088)         (442,623)      (507,277)    (1,808,092)
    Administrative
     expense...................     (2,577)      (6,087)         (7,288)          (44,211)       (65,616)      (189,214)
                                  --------     --------      ----------        ----------    -----------    -----------
    Net investment income
     (loss)....................    (36,468)      88,989           5,246          (418,836)      (392,428)      (374,313)
                                  --------     --------      ----------        ----------    -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    302,758      995,780       1,129,465         6,690,067     10,000,660     30,894,398
    Cost of investments
     sold......................    216,211      906,522       1,085,201         4,275,776      8,129,965     23,531,977
                                  --------     --------      ----------        ----------    -----------    -----------
       Realized gains
        (losses) on fund
        shares.................     86,547       89,258          44,264         2,414,291      1,870,695      7,362,421
Realized gain distributions....    219,308      121,531              --                --             --             --
                                  --------     --------      ----------        ----------    -----------    -----------
    Net realized gains
     (losses)..................    305,855      210,789          44,264         2,414,291      1,870,695      7,362,421
Change in unrealized gains
 (losses)......................    285,370      247,939       1,947,843         7,015,357      7,961,961     26,745,574
                                  --------     --------      ----------        ----------    -----------    -----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............    591,225      458,728       1,992,107         9,429,648      9,832,656     34,107,995
                                  --------     --------      ----------        ----------    -----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $554,757     $547,717      $1,997,353        $9,010,812    $ 9,440,228    $33,733,682
                                  ========     ========      ==========        ==========    ===========    ===========

--------
(p)Previously known as Invesco Van Kampen V.I. Value Opportunities
(q)Previously known as Invesco Van Kampen V.I. American Franchise II
(r)Previously known as Invesco Van Kampen V.I. American Value II
(s)Previously known as Invesco Van Kampen V.I. Comstock II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                         -------------------------------------------------------------------------------
                                           INVESCO      INVESCO      INVESCO       INVESCO      INVESCO       INVESCO
                                          INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT    INVESTMENT   INVESTMENT
                                           SERVICES     SERVICES     SERVICES     SERVICES      SERVICES     SERVICES
                                         (SERIES II)  (SERIES II)  (SERIES II)   (SERIES II)  (SERIES II)   (SERIES II)
                                         SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------ ------------ ------------ ------------- ------------ -------------
                                         INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.  INVESCO V.I. INVESCO V.I.
                                             CORE     DIVERSIFIED  DIVERSIFIED   EQUITY AND   GLOBAL CORE   GOVERNMENT
                                          EQUITY II   DIVIDEND II   INCOME II   INCOME II (T)  EQUITY II   SECURITIES II
                                         ------------ ------------ ------------ ------------- ------------ -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $ 24,138    $  801,078    $  9,407    $   576,921   $  337,231    $ 10,433
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........    (30,830)     (633,645)     (3,398)      (598,937)    (320,924)     (5,483)
    Administrative expense..............     (3,253)      (53,712)       (225)       (69,981)     (28,610)       (349)
                                           --------    ----------    --------    -----------   ----------    --------
    Net investment income (loss)........     (9,945)      113,721       5,784        (91,997)     (12,303)      4,601
                                           --------    ----------    --------    -----------   ----------    --------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................    469,682     8,552,194     107,232     12,004,162    3,975,164     146,533
    Cost of investments sold............    348,100     6,092,088     122,242      9,570,235    3,928,147     147,562
                                           --------    ----------    --------    -----------   ----------    --------
       Realized gains (losses) on
        fund shares.....................    121,582     2,460,106     (15,010)     2,433,927       47,017      (1,029)
Realized gain distributions.............         --            --          --             --           --          --
                                           --------    ----------    --------    -----------   ----------    --------
    Net realized gains (losses).........    121,582     2,460,106     (15,010)     2,433,927       47,017      (1,029)
Change in unrealized gains (losses).....    351,527     7,366,409       4,547      5,959,091    3,706,380     (19,732)
                                           --------    ----------    --------    -----------   ----------    --------
    Net realized and change in
     unrealized gains (losses) on
     investments........................    473,109     9,826,515     (10,463)     8,393,018    3,753,397     (20,761)
                                           --------    ----------    --------    -----------   ----------    --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $463,164    $9,940,236    $ (4,679)   $ 8,301,021   $3,741,094    $(16,160)
                                           ========    ==========    ========    ===========   ==========    ========

--------
(t)Previously known as Invesco Van Kampen V.I. Equity and Income II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                            --------------------------------------------------------------------------------------------------
                               INVESCO          INVESCO              INVESCO           INVESCO       INVESCO        INVESCO
                             INVESTMENT        INVESTMENT           INVESTMENT       INVESTMENT     INVESTMENT    INVESTMENT
                              SERVICES          SERVICES             SERVICES         SERVICES       SERVICES      SERVICES
                             (SERIES II)      (SERIES II)          (SERIES II)       (SERIES II)   (SERIES II)    (SERIES II)
                             SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                            ------------- -------------------- -------------------- ------------- -------------- -------------
                            INVESCO V.I.                           INVESCO V.I.     INVESCO V.I.   INVESCO V.I.  INVESCO V.I.
                             GROWTH AND       INVESCO V.I.          HIGH YIELD      INTERNATIONAL    MID CAP        MID CAP
                            INCOME II (U) HIGH YIELD II (V)(M) SECURITIES II (V)(N)   GROWTH II   CORE EQUITY II GROWTH II (W)
                            ------------- -------------------- -------------------- ------------- -------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends..................  $   747,264       $  527,575          $   919,986        $ 45,563       $ 10,905     $   21,941
Charges from Allstate
 Life Insurance
 Company:
   Mortality and
    expense risk...........     (909,175)        (120,055)             (56,078)        (61,376)       (34,634)      (156,547)
   Administrative
    expense................     (118,975)         (10,482)              (4,972)         (7,971)        (3,756)       (15,537)
                             -----------       ----------          -----------        --------       --------     ----------
   Net investment
    income (loss)..........     (280,886)         397,038              858,936         (23,784)       (27,485)      (150,143)
                             -----------       ----------          -----------        --------       --------     ----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on
 fund shares:
   Proceeds from
    sales..................   19,563,748        1,471,713           11,516,002         945,671        751,877      3,025,894
   Cost of investments
    sold...................   14,796,250        1,503,457           11,672,581         821,654        621,674      2,631,008
                             -----------       ----------          -----------        --------       --------     ----------
      Realized gains
       (losses) on
       fund
       shares..............    4,767,498          (31,744)            (156,579)        124,017        130,203        394,886
Realized gain
 distributions.............      516,388               --                   --              --        151,594             --
                             -----------       ----------          -----------        --------       --------     ----------
   Net realized gains
    (losses)...............    5,283,886          (31,744)            (156,579)        124,017        281,797        394,886
Change in unrealized
 gains (losses)............   12,087,948         (219,606)            (373,766)        589,264        276,142      2,755,865
                             -----------       ----------          -----------        --------       --------     ----------
   Net realized and
    change in
    unrealized gains
    (losses) on
    investments............   17,371,834         (251,350)            (530,345)        713,281        557,939      3,150,751
                             -----------       ----------          -----------        --------       --------     ----------
INCREASE
 (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS................  $17,090,948       $  145,688          $   328,591        $689,497       $530,454     $3,000,608
                             ===========       ==========          ===========        ========       ========     ==========

--------
(m)For the period beginning April 26, 2013 and ended December 31, 2013
(n)For the period beginning January 1, 2013 and ended April 26, 2013
(u)Previously known as Invesco Van Kampen V.I. Growth and Income II
(v)On April 26, 2013, Invesco V.I. High Yield Securities II merged into Invesco V.I. High Yield II
(w)Previously known as Invesco Van Kampen V.I. Mid Cap Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                   --------------------------------------------------------------------------------------
                                     INVESCO      INVESCO       INVESCO      INVESCO          INVESCO
                                    INVESTMENT   INVESTMENT   INVESTMENT    INVESTMENT       INVESTMENT
                                     SERVICES     SERVICES     SERVICES      SERVICES         SERVICES          JANUS
                                   (SERIES II)  (SERIES II)   (SERIES II)  (SERIES II)      (SERIES II)      ASPEN SERIES
                                   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                   ------------ ------------ ------------- ------------ -------------------- ------------
                                   INVESCO V.I. INVESCO V.I.                                  INVESCO
                                      MONEY       S&P 500    INVESCO V.I.  INVESCO V.I.      V.I. VALUE         FORTY
                                    MARKET II     INDEX II   TECHNOLOGY II UTILITIES II OPPORTUNITIES II (X)  PORTFOLIO
                                   ------------ ------------ ------------- ------------ -------------------- ------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................   $    261   $ 1,050,696     $    --      $ 4,579         $   68,688         $   65
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.........................    (10,786)     (959,593)       (301)      (2,704)           (90,354)          (126)
    Administrative expense........       (756)      (87,989)        (21)        (184)           (10,595)            (9)
                                     --------   -----------     -------      -------         ----------         ------
    Net investment income
     (loss).......................    (11,281)        3,114        (322)       1,691            (32,261)           (70)
                                     --------   -----------     -------      -------         ----------         ------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........     74,566    16,604,246      18,015       48,801          1,757,624            200
    Cost of investments
     sold.........................     74,566    11,828,379      13,944       46,682          1,649,840             93
                                     --------   -----------     -------      -------         ----------         ------
       Realized gains
        (losses) on fund
        shares....................         --     4,775,867       4,071        2,119            107,784            107
Realized gain distributions.......         --            --       1,290        3,517                 --             --
                                     --------   -----------     -------      -------         ----------         ------
    Net realized gains
     (losses).....................         --     4,775,867       5,361        5,636            107,784            107
Change in unrealized gains
 (losses).........................         --    10,896,423      (1,264)       9,239          1,538,631          2,326
                                     --------   -----------     -------      -------         ----------         ------
    Net realized and change in
     unrealized gains (losses)
     on investments...............         --    15,672,290       4,097       14,875          1,646,415          2,433
                                     --------   -----------     -------      -------         ----------         ------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................   $(11,281)  $15,675,404     $ 3,775      $16,566         $1,614,154         $2,363
                                     ========   ===========     =======      =======         ==========         ======

--------
(x)Previously known as Invesco Van Kampen V.I. Value Opportunities II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                   --------------------------------------------------------------------------------------
                                                  LEGG MASON        LEGG MASON
                                      LAZARD       PARTNERS          PARTNERS
                                    RETIREMENT     VARIABLE          VARIABLE       LORD ABBETT   LORD ABBETT LORD ABBETT
                                   SERIES, INC.  INCOME TRUST   PORTFOLIOS I, INC.  SERIES FUND   SERIES FUND SERIES FUND
                                   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT
                                   ------------ --------------- ------------------ -------------- ----------- -----------
                                                  CLEARBRIDGE
                                                   VARIABLE        CLEARBRIDGE
                                     EMERGING     FUNDAMENTAL     VARIABLE LARGE
                                     MARKETS     ALL CAP VALUE      CAP VALUE                     FUNDAMENTAL GROWTH AND
                                      EQUITY    PORTFOLIO I (Y)  PORTFOLIO I (Z)   BOND-DEBENTURE   EQUITY      INCOME
                                   ------------ --------------- ------------------ -------------- ----------- -----------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................     $ 10          $ 20              $ 28          $1,161,588   $   14,412  $   86,713
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.........................       (8)          (20)              (24)           (353,818)     (97,985)   (234,460)
    Administrative expense........       --            (1)               (1)            (49,430)     (13,289)    (32,140)
                                       ----          ----              ----          ----------   ----------  ----------
    Net investment income
     (loss).......................        2            (1)                3             758,340      (96,862)   (179,887)
                                       ----          ----              ----          ----------   ----------  ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........       10            38                27           8,170,708    2,369,429   6,228,132
    Cost of investments
     sold.........................        6            35                20           7,554,663    1,753,848   5,681,979
                                       ----          ----              ----          ----------   ----------  ----------
       Realized gains
        (losses) on fund
        shares....................        4             3                 7             616,045      615,581     546,153
Realized gain distributions.......        4           105                83             468,218      781,100          --
                                       ----          ----              ----          ----------   ----------  ----------
    Net realized gains
     (losses).....................        8           108                90           1,084,263    1,396,681     546,153
Change in unrealized gains
 (losses).........................      (30)          260               334            (216,602)     702,666   4,507,437
                                       ----          ----              ----          ----------   ----------  ----------
    Net realized and change in
     unrealized gains (losses)
     on investments...............      (22)          368               424             867,661    2,099,347   5,053,590
                                       ----          ----              ----          ----------   ----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................     $(20)         $367              $427          $1,626,001   $2,002,485  $4,873,703
                                       ====          ====              ====          ==========   ==========  ==========

--------
(y)Previously known as Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio I
(z)Previously known as Legg Mason ClearBridge Variable Large Cap Value
   Portfolio I

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                -----------------------------------------------------------------------------------------------
                                                          MFS VARIABLE     MFS VARIABLE                          MFS VARIABLE
                                 LORD ABBETT  LORD ABBETT  INSURANCE        INSURANCE          MFS VARIABLE        INSURANCE
                                 SERIES FUND  SERIES FUND    TRUST            TRUST           INSURANCE TRUST        TRUST
                                 SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                                ------------- ----------- ------------ -------------------- ------------------- ---------------
                                   GROWTH       MID-CAP                        MFS                  MFS               MFS
                                OPPORTUNITIES    STOCK     MFS GROWTH  HIGH INCOME (AA)(AB) HIGH YIELD (AA)(AC) INVESTORS TRUST
                                ------------- ----------- ------------ -------------------- ------------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $       --   $   70,395    $  1,627         $ 43,899             $ 7,938          $ 11,711
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................    (140,576)    (269,669)     (9,016)          (2,418)             (1,396)          (13,318)
    Administrative
     expense...................     (19,203)     (36,624)       (697)            (208)               (120)           (1,064)
                                 ----------   ----------    --------         --------             -------          --------
    Net investment income
     (loss)....................    (159,779)    (235,898)     (8,086)          41,273               6,422            (2,671)
                                 ----------   ----------    --------         --------             -------          --------
NET REALIZED AND
 UNREALIZED GAINS
 ON (LOSSES)
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........   3,136,202    6,585,771      58,336          354,039              18,849           105,738
    Cost of investments
     sold......................   2,857,581    5,888,179      43,591          390,496              18,945            72,034
                                 ----------   ----------    --------         --------             -------          --------
       Realized gains
        (losses) on fund
        shares.................     278,621      697,592      14,745          (36,457)                (96)           33,704
Realized gain
 distributions.................   1,563,630           --       5,153               --                  --                --
                                 ----------   ----------    --------         --------             -------          --------
    Net realized gains
     (losses)..................   1,842,251      697,592      19,898          (36,457)                (96)           33,704
Change in unrealized gains
 (losses)......................   1,318,904    4,315,981     198,234            1,026               4,792           248,207
                                 ----------   ----------    --------         --------             -------          --------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............   3,161,155    5,013,573     218,132          (35,431)              4,696           281,911
                                 ----------   ----------    --------         --------             -------          --------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................  $3,001,376   $4,777,675    $210,046         $  5,842             $11,118          $279,240
                                 ==========   ==========    ========         ========             =======          ========

--------
(aa)On August 16, 2013, MFS High Income merged into MFS High Yield
(ab)For the period beginning January 1, 2013 and ended August 16, 2013
(ac)For the period beginning August 16, 2013 and ended December 31, 2013

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                      -------------------------------------------------------------------------------------
                                                                                             MFS VARIABLE    MFS VARIABLE
                                      MFS VARIABLE MFS VARIABLE MFS VARIABLE  MFS VARIABLE     INSURANCE       INSURANCE
                                       INSURANCE    INSURANCE     INSURANCE     INSURANCE        TRUST           TRUST
                                         TRUST        TRUST         TRUST         TRUST     (SERVICE CLASS) (SERVICE CLASS)
                                      SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                      ------------ ------------ ------------- ------------- --------------- ---------------
                                                                                                             MFS INVESTORS
                                        MFS NEW        MFS           MFS                      MFS GROWTH         TRUST
                                       DISCOVERY     RESEARCH   RESEARCH BOND MFS UTILITIES (SERVICE CLASS) (SERVICE CLASS)
                                      ------------ ------------ ------------- ------------- --------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................   $     --     $  1,989     $ 10,540       $ 5,926        $   138         $ 1,259
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................    (19,979)      (8,519)     (10,709)       (3,293)        (1,692)         (1,895)
    Administrative expense...........     (1,655)        (614)        (892)         (251)          (115)           (132)
                                        --------     --------     --------       -------        -------         -------
    Net investment income
     (loss)..........................    (21,634)      (7,144)      (1,061)        2,382         (1,669)           (768)
                                        --------     --------     --------       -------        -------         -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    404,461       41,515       94,320        62,723         17,959          15,699
    Cost of investments sold.........    322,917       29,545       84,479        46,729          9,747           9,559
                                        --------     --------     --------       -------        -------         -------
       Realized gains (losses)
        on fund shares...............     81,544       11,970        9,841        15,994          8,212           6,140
Realized gain distributions..........     13,373        1,482        3,940         4,731            844              --
                                        --------     --------     --------       -------        -------         -------
    Net realized gains
     (losses)........................     94,917       13,452       13,781        20,725          9,056           6,140
Change in unrealized gains
 (losses)............................    483,130      155,603      (33,717)       19,435         26,398          28,710
                                        --------     --------     --------       -------        -------         -------
    Net realized and change in
     unrealized gains (losses)
     on investments..................    578,047      169,055      (19,936)       40,160         35,454          34,850
                                        --------     --------     --------       -------        -------         -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $556,413     $161,911     $(20,997)      $42,542        $33,785         $34,082
                                        ========     ========     ========       =======        =======         =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                --------------------------------------------------------------------------------------------
                                 MFS VARIABLE    MFS VARIABLE    MFS VARIABLE   MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY
                                   INSURANCE       INSURANCE       INSURANCE       VARIABLE       VARIABLE       VARIABLE
                                     TRUST           TRUST           TRUST        INVESTMENT     INVESTMENT     INVESTMENT
                                (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)     SERIES         SERIES         SERIES
                                  SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                --------------- --------------- --------------- -------------- -------------- --------------
                                    MFS NEW
                                   DISCOVERY     MFS RESEARCH    MFS UTILITIES    AGGRESSIVE      EUROPEAN        GLOBAL
                                (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) EQUITY (N)(AD)     EQUITY     INFRASTRUCTURE
                                --------------- --------------- --------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................     $    --         $   177        $ 30,185      $        --     $1,103,642    $ 1,417,415
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................      (2,217)           (864)        (21,483)         (46,714)      (493,542)      (701,781)
    Administrative
     expense...................        (154)            (63)         (1,435)          (3,354)       (35,677)       (51,444)
                                    -------         -------        --------      -----------     ----------    -----------
    Net investment income
     (loss)....................      (2,371)           (750)          7,267          (50,068)       574,423        664,190
                                    -------         -------        --------      -----------     ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........      28,659          13,620         137,200       11,156,180      6,649,841      9,396,652
    Cost of investments
     sold......................      20,784           7,502         103,933        8,500,402      6,453,463     11,310,369
                                    -------         -------        --------      -----------     ----------    -----------
       Realized gains
        (losses) on fund
        shares.................       7,875           6,118          33,267        2,655,778        196,378     (1,913,717)
Realized gain distributions....       1,355             148          26,860          672,804             --      4,372,719
                                    -------         -------        --------      -----------     ----------    -----------
    Net realized gains
     (losses)..................       9,230           6,266          60,127        3,328,582        196,378      2,459,002
Change in unrealized gains
 (losses)......................      43,155          11,295         169,140       (2,632,387)     7,900,861      5,021,074
                                    -------         -------        --------      -----------     ----------    -----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............      52,385          17,561         229,267          696,195      8,097,239      7,480,076
                                    -------         -------        --------      -----------     ----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................     $50,014         $16,811        $236,534      $   646,127     $8,671,662    $ 8,144,266
                                    =======         =======        ========      ===========     ==========    ===========

--------
(n)For the period beginning January 1, 2013 and ended April 26, 2013
(ad)On April 26, 2013, Aggressive Equity merged into Multi Cap Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                -------------------------------------------------------------------------------

                                MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY   MORGAN STANLEY
                                   VARIABLE       VARIABLE       VARIABLE       VARIABLE         VARIABLE
                                  INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT       INVESTMENT
                                    SERIES         SERIES         SERIES         SERIES           SERIES
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                -------------- -------------- -------------- -------------- ------------------

                                                  LIMITED                      MULTI CAP
                                 INCOME PLUS      DURATION     MONEY MARKET   GROWTH (AD)   STRATEGIST (N)(AE)
                                -------------- -------------- -------------- -------------- ------------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $ 3,594,215     $  230,061    $     3,599    $   759,510      $  2,338,143
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (953,453)      (122,114)      (475,437)    (2,333,242)         (337,405)
    Administrative
     expense...................      (70,223)        (8,988)       (34,557)      (161,193)          (23,454)
                                 -----------     ----------    -----------    -----------      ------------
    Net investment income
     (loss)....................    2,570,539         98,959       (506,395)    (1,734,925)        1,977,284
                                 -----------     ----------    -----------    -----------      ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........   13,225,402      1,499,895     15,614,349     31,544,313        86,478,678
    Cost of investments
     sold......................   12,020,097      1,765,289     15,614,349     20,820,207       107,727,797
                                 -----------     ----------    -----------    -----------      ------------
       Realized gains
        (losses) on fund
        shares.................    1,205,305       (265,394)            --     10,724,106       (21,249,119)
Realized gain distributions....           --             --             --      2,453,128                --
                                 -----------     ----------    -----------    -----------      ------------
    Net realized gains
     (losses)..................    1,205,305       (265,394)            --     13,177,234       (21,249,119)
Change in unrealized gains
 (losses)......................   (4,111,447)        69,799             --     61,531,007        24,527,813
                                 -----------     ----------    -----------    -----------      ------------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............   (2,906,142)      (195,595)            --     74,708,241         3,278,694
                                 -----------     ----------    -----------    -----------      ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................  $  (335,603)    $  (96,636)   $  (506,395)   $72,973,316      $  5,255,978
                                 ===========     ==========    ===========    ===========      ============

                                ------------------------
                                     MORGAN STANLEY
                                        VARIABLE
                                       INVESTMENT
                                         SERIES
                                    (CLASS Y SHARES)
                                      SUB-ACCOUNT
                                ------------------------
                                       AGGRESSIVE
                                         EQUITY
                                (CLASS Y SHARES) (N)(AF)
                                ------------------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................       $        --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................           (75,185)
    Administrative
     expense...................            (5,961)
                                      -----------
    Net investment income
     (loss)....................           (81,146)
                                      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........        15,749,364
    Cost of investments
     sold......................        11,846,045
                                      -----------
       Realized gains
        (losses) on fund
        shares.................         3,903,319
Realized gain distributions....           986,100
                                      -----------
    Net realized gains
     (losses)..................         4,889,419
Change in unrealized gains
 (losses)......................        (3,935,575)
                                      -----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............           953,844
                                      -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................       $   872,698
                                      ===========

--------
(n)For the period beginning January 1, 2013 and ended April 26, 2013
(ad)On April 26, 2013, Aggressive Equity merged into Multi Cap Growth
(ae)On April 26, 2013, Strategist merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio
(af)On April 26, 2013, Aggressive Equity (Class Y Shares) merged into Multi Cap Growth (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                    -------------------------------------------------------------------------------------
                                     MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY
                                        VARIABLE         VARIABLE         VARIABLE         VARIABLE         VARIABLE
                                       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT
                                         SERIES           SERIES           SERIES           SERIES           SERIES
                                    (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                                      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                    ---------------- ---------------- ---------------- ---------------- ----------------
                                        EUROPEAN          GLOBAL                           LIMITED
                                         EQUITY       INFRASTRUCTURE    INCOME PLUS        DURATION       MONEY MARKET
                                    (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                                    ---------------- ---------------- ---------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends..........................    $  306,474       $  335,317      $ 4,049,635      $   790,462      $     4,250
Charges from Allstate Life
 Insurance Company:
   Mortality and expense
    risk...........................      (183,864)        (225,679)      (1,320,090)        (547,881)        (657,209)
   Administrative expense..........       (13,954)         (16,177)        (132,941)         (47,470)         (63,878)
                                       ----------       ----------      -----------      -----------      -----------
   Net investment income
    (loss).........................       108,656           93,461        2,596,604          195,111         (716,837)
                                       ----------       ----------      -----------      -----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
   Proceeds from sales.............     2,793,736        2,662,254       19,370,797        6,915,857       25,399,344
   Cost of investments sold........     2,657,055        3,122,467       17,729,738        8,289,871       25,399,344
                                       ----------       ----------      -----------      -----------      -----------
      Realized gains (losses)
       on fund shares..............       136,681         (460,213)       1,641,059       (1,374,014)              --
Realized gain distributions........            --        1,144,198               --               --               --
                                       ----------       ----------      -----------      -----------      -----------
   Net realized gains
    (losses).......................       136,681          683,985        1,641,059       (1,374,014)              --
Change in unrealized gains
 (losses)..........................     2,272,586        1,258,973       (5,079,322)         608,507               --
                                       ----------       ----------      -----------      -----------      -----------
   Net realized and change in
    unrealized gains (losses)
    on investments.................     2,409,267        1,942,958       (3,438,263)        (765,507)              --
                                       ----------       ----------      -----------      -----------      -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS........................    $2,517,923       $2,036,419      $  (841,659)     $  (570,396)     $  (716,837)
                                       ==========       ==========      ===========      ===========      ===========

                                    ---------------------
                                       MORGAN STANLEY
                                          VARIABLE
                                         INVESTMENT
                                           SERIES
                                      (CLASS Y SHARES)
                                         SUB-ACCOUNT
                                    ---------------------
                                          MULTI CAP
                                           GROWTH
                                    (CLASS Y SHARES) (AF)
                                    ---------------------
NET INVESTMENT
 INCOME (LOSS)
Dividends..........................      $   142,383
Charges from Allstate Life
 Insurance Company:
   Mortality and expense
    risk...........................         (905,169)
   Administrative expense..........          (76,731)
                                         -----------
   Net investment income
    (loss).........................         (839,517)
                                         -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
   Proceeds from sales.............       14,177,934
   Cost of investments sold........        8,529,061
                                         -----------
      Realized gains (losses)
       on fund shares..............        5,648,873
Realized gain distributions........          840,056
                                         -----------
   Net realized gains
    (losses).......................        6,488,929
Change in unrealized gains
 (losses)..........................       17,749,439
                                         -----------
   Net realized and change in
    unrealized gains (losses)
    on investments.................       24,238,368
                                         -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS........................      $23,398,851
                                         ===========

--------
(af)On April 26, 2013, Aggressive Equity (Class Y Shares) merged into Multi Cap Growth (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                   ------------------------------------------------------------------------------------------
                                                             NEUBERGER   NEUBERGER
                                        MORGAN STANLEY        BERMAN      BERMAN
                                           VARIABLE          ADVISORS    ADVISORS    OPPENHEIMER   OPPENHEIMER   OPPENHEIMER
                                          INVESTMENT        MANAGEMENT  MANAGEMENT    VARIABLE      VARIABLE      VARIABLE
                                   SERIES (CLASS Y SHARES)     TRUST       TRUST    ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS
                                         SUB-ACCOUNT        SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                   ------------------------ ----------- ----------- ------------- ------------- -------------
                                                                AMT         AMT      OPPENHEIMER   OPPENHEIMER
                                          STRATEGIST         LARGE CAP    MID-CAP      CAPITAL       CAPITAL     OPPENHEIMER
                                   (CLASS Y SHARES) (N)(AG)    VALUE      GROWTH    APPRECIATION   INCOME (AH)    CORE BOND
                                   ------------------------ ----------- ----------- ------------- ------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................       $   848,636          $  254      $   --      $ 31,826      $ 35,938      $ 52,182
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.........................          (177,749)           (321)       (318)      (41,902)      (20,900)      (12,201)
    Administrative expense........           (14,128)            (22)        (20)       (3,289)       (1,574)       (1,014)
                                         -----------          ------      ------      --------      --------      --------
    Net investment income
     (loss).......................           656,759             (89)       (338)      (13,365)       13,464        38,967
                                         -----------          ------      ------      --------      --------      --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........        36,463,696             683         339       679,314       396,393       157,944
    Cost of investments sold......        44,578,500             765         265       492,863       399,908       191,748
                                         -----------          ------      ------      --------      --------      --------
       Realized gains
        (losses) on fund
        shares....................        (8,114,804)            (82)         74       186,451        (3,515)      (33,804)
Realized gain distributions.......                --              --          --            --            --            --
                                         -----------          ------      ------      --------      --------      --------
    Net realized gains
     (losses).....................        (8,114,804)            (82)         74       186,451        (3,515)      (33,804)
Change in unrealized gains
 (losses).........................         9,582,251           5,628       5,706       643,670       165,916       (19,913)
                                         -----------          ------      ------      --------      --------      --------
    Net realized and change in
     unrealized gains (losses)
     on investments...............         1,467,447           5,546       5,780       830,121       162,401       (53,717)
                                         -----------          ------      ------      --------      --------      --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................       $ 2,124,206          $5,457      $5,442      $816,756      $175,865      $(14,750)
                                         ===========          ======      ======      ========      ========      ========

--------
(n)For the period beginning January 1, 2013 and ended April 26, 2013
(ag)On April 26, 2013, Strategist (Class Y Shares) merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II)
(ah)Previously known as Oppenheimer Balanced

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                              -------------------------------------------------------------------------------------------
                                                                                                           OPPENHEIMER
                                                                                                            VARIABLE
                               OPPENHEIMER   OPPENHEIMER    OPPENHEIMER     OPPENHEIMER   OPPENHEIMER     ACCOUNT FUNDS
                                VARIABLE      VARIABLE        VARIABLE       VARIABLE       VARIABLE     (SERVICE SHARES
                              ACCOUNT FUNDS ACCOUNT FUNDS  ACCOUNT FUNDS   ACCOUNT FUNDS ACCOUNT FUNDS       ("SS"))
                               SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
                              ------------- ------------- ---------------- ------------- -------------- -----------------
                               OPPENHEIMER
                                DISCOVERY                   OPPENHEIMER                   OPPENHEIMER      OPPENHEIMER
                                 MID CAP     OPPENHEIMER  GLOBAL STRATEGIC  OPPENHEIMER   MAIN STREET        CAPITAL
                               GROWTH (AI)   GLOBAL (AJ)       INCOME       MAIN STREET  SMALL CAP (AK) APPRECIATION (SS)
                              ------------- ------------- ---------------- ------------- -------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends....................   $     66      $ 39,843       $ 112,938       $ 17,722       $ 12,385       $  214,018
Charges from Allstate Life
 Insurance Company:
   Mortality and expense
    risk.....................     (7,907)      (36,090)        (30,950)       (21,500)       (16,288)        (407,813)
   Administrative
    expense..................       (572)       (2,965)         (2,283)        (1,590)        (1,348)         (55,218)
                                --------      --------       ---------       --------       --------       ----------
   Net investment income
    (loss)...................     (8,413)          788          79,705         (5,368)        (5,251)        (249,013)
                                --------      --------       ---------       --------       --------       ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
   Proceeds from sales.......    105,357       778,411         380,129        286,264        218,006        8,155,153
   Cost of investments
    sold.....................     67,718       573,747         341,966        202,500        128,366        5,913,466
                                --------      --------       ---------       --------       --------       ----------
      Realized gains
       (losses) on fund
       shares................     37,639       204,664          38,163         83,764         89,640        2,241,687
Realized gain distributions..         --            --              --             --         16,305               --
                                --------      --------       ---------       --------       --------       ----------
   Net realized gains
    (losses).................     37,639       204,664          38,163         83,764        105,945        2,241,687
Change in unrealized gains
 (losses)....................    139,183       474,408        (152,941)       335,125        333,264        4,994,090
                                --------      --------       ---------       --------       --------       ----------
   Net realized and change
    in unrealized gains
    (losses) on
    investments..............    176,822       679,072        (114,778)       418,889        439,209        7,235,777
                                --------      --------       ---------       --------       --------       ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS..................   $168,409      $679,860       $ (35,073)      $413,521       $433,958       $6,986,764
                                ========      ========       =========       ========       ========       ==========

--------
(ai)Previously known as Oppenheimer Small- & Mid-Cap Growth
(aj)Previously known as Oppenheimer Global Securities
(ak)Previously known as Oppenheimer Main Street Small Mid Cap

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                ------------------------------------------------------------------------------------
                                  OPPENHEIMER      OPPENHEIMER     OPPENHEIMER      OPPENHEIMER      OPPENHEIMER
                                    VARIABLE        VARIABLE         VARIABLE         VARIABLE         VARIABLE
                                 ACCOUNT FUNDS    ACCOUNT FUNDS   ACCOUNT FUNDS    ACCOUNT FUNDS    ACCOUNT FUNDS
                                (SERVICE SHARES  (SERVICE SHARES (SERVICE SHARES  (SERVICE SHARES  (SERVICE SHARES
                                    ("SS"))          ("SS"))         ("SS"))          ("SS"))          ("SS"))
                                  SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                ---------------- --------------- ---------------- ---------------- ----------------
                                                                   OPPENHEIMER
                                  OPPENHEIMER                       DISCOVERY                        OPPENHEIMER
                                    CAPITAL        OPPENHEIMER       MID CAP        OPPENHEIMER    GLOBAL STRATEGIC
                                INCOME (SS) (AL) CORE BOND (SS)  GROWTH (SS) (AM) GLOBAL (SS) (AN)   INCOME (SS)
                                ---------------- --------------- ---------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................    $  256,157      $ 1,363,965      $       --       $  164,738      $ 3,223,838
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................      (171,596)        (374,152)       (118,866)        (203,032)        (982,233)
    Administrative
     expense...................       (23,120)         (52,669)        (15,680)         (27,490)        (134,136)
                                   ----------      -----------      ----------       ----------      -----------
    Net investment income
     (loss)....................        61,441          937,144        (134,546)         (65,784)       2,107,469
                                   ----------      -----------      ----------       ----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........     3,456,907        8,261,757       2,381,744        4,456,308       17,968,631
    Cost of investments
     sold......................     3,764,808        9,215,350       1,663,416        3,483,169       16,786,265
                                   ----------      -----------      ----------       ----------      -----------
       Realized gains
        (losses) on fund
        shares.................      (307,901)        (953,593)        718,328          973,139        1,182,366
Realized gain distributions....            --               --              --               --               --
                                   ----------      -----------      ----------       ----------      -----------
    Net realized gains
     (losses)..................      (307,901)        (953,593)        718,328          973,139        1,182,366
Change in unrealized gains
 (losses)......................     1,535,951         (534,424)      1,783,403        2,311,278       (4,595,134)
                                   ----------      -----------      ----------       ----------      -----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............     1,228,050       (1,488,017)      2,501,731        3,284,417       (3,412,768)
                                   ----------      -----------      ----------       ----------      -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................    $1,289,491      $  (550,873)     $2,367,185       $3,218,633      $(1,305,299)
                                   ==========      ===========      ==========       ==========      ===========

                                ---------------
                                  OPPENHEIMER
                                   VARIABLE
                                 ACCOUNT FUNDS
                                (SERVICE SHARES
                                    ("SS"))
                                  SUB-ACCOUNT
                                ---------------

                                  OPPENHEIMER
                                     MAIN
                                  STREET (SS)
                                ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $   413,825
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................      (682,033)
    Administrative
     expense...................       (91,877)
                                  -----------
    Net investment income
     (loss)....................      (360,085)
                                  -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    15,514,467
    Cost of investments
     sold......................    11,346,924
                                  -----------
       Realized gains
        (losses) on fund
        shares.................     4,167,543
Realized gain distributions....            --
                                  -----------
    Net realized gains
     (losses)..................     4,167,543
Change in unrealized gains
 (losses)......................     8,531,465
                                  -----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............    12,699,008
                                  -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $12,338,923
                                  ===========

--------
(al)Previously known as Oppenheimer Balanced (SS)
(am)Previously known as Oppenheimer Small- & Mid-Cap Growth (SS)
(an)Previously known as Oppenheimer Global Securities (SS)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                --------------------------------------------------------------------------------------------
                                  OPPENHEIMER
                                   VARIABLE           PIMCO           PIMCO       PIMCO         PIMCO            PIMCO
                                 ACCOUNT FUNDS       VARIABLE       VARIABLE    VARIABLE       VARIABLE         VARIABLE
                                (SERVICE SHARES     INSURANCE       INSURANCE   INSURANCE     INSURANCE        INSURANCE
                                    ("SS"))           TRUST           TRUST       TRUST         TRUST            TRUST
                                  SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
                                --------------- ------------------ ----------- ----------- ---------------- ----------------
                                                                                              PIMCO VIT
                                  OPPENHEIMER                                                 COMMODITY        PIMCO VIT
                                  MAIN STREET                                     PIMCO      REAL RETURN        EMERGING
                                   SMALL CAP       FOREIGN BOND       MONEY       TOTAL        STRATEGY       MARKETS BOND
                                   (SS) (AO)    (US DOLLAR-HEDGED)   MARKET      RETURN    (ADVISOR SHARES) (ADVISOR SHARES)
                                --------------- ------------------ ----------- ----------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $  149,738          $  30           $  12       $ 31        $   61,625       $  89,406
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (302,412)           (23)           (281)       (21)          (52,328)        (27,555)
    Administrative
     expense...................      (40,775)            (1)            (19)        (1)           (6,879)         (3,506)
                                  ----------          -----           -----       ----        ----------       ---------
    Net investment income
     (loss)....................     (193,449)             6            (288)         9             2,418          58,345
                                  ----------          -----           -----       ----        ----------       ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    7,569,737             28             963         27         1,110,573         664,362
    Cost of investments
     sold......................    4,796,478             26             963         24         1,576,015         653,617
                                  ----------          -----           -----       ----        ----------       ---------
       Realized gains
        (losses) on fund
        shares.................    2,773,259              2              --          3          (465,442)         10,745
Realized gain
 distributions.................      258,503            106              --         12                --          12,682
                                  ----------          -----           -----       ----        ----------       ---------
    Net realized gains
     (losses)..................    3,031,762            108              --         15          (465,442)         23,427
Change in unrealized gains
 (losses)......................    4,080,369           (129)             --        (71)         (181,668)       (258,884)
                                  ----------          -----           -----       ----        ----------       ---------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............    7,112,131            (21)             --        (56)         (647,110)       (235,457)
                                  ----------          -----           -----       ----        ----------       ---------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $6,918,682          $ (15)          $(288)      $(47)       $ (644,692)      $(177,112)
                                  ==========          =====           =====       ====        ==========       =========

--------
(ao)Previously known as Oppenheimer Main Street Small Mid Cap (SS)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                   -------------------------------------------------------------------------------
                                      PIMCO       PIMCO
                                    VARIABLE     VARIABLE
                                    INSURANCE   INSURANCE    PROFUNDS    PROFUNDS    PROFUNDS        PROFUNDS
                                      TRUST       TRUST         VP          VP          VP              VP
                                   SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT
                                   ----------- ------------ ----------- ----------- ----------- ------------------
                                    PIMCO VIT   PIMCO VIT                             PROFUND
                                   REAL RETURN TOTAL RETURN   PROFUND     PROFUND       VP           PROFUND
                                    (ADVISOR     (ADVISOR       VP          VP        MID-CAP           VP
                                     SHARES)     SHARES)    FINANCIALS  HEALTH CARE    VALUE    TELECOMMUNICATIONS
                                   ----------- ------------ ----------- ----------- ----------- ------------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................... $   85,618  $   443,339    $   15      $   13      $    16          $ 96
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.........................    (98,133)    (308,816)      (52)        (54)         (72)          (48)
    Administrative expense........    (12,809)     (40,780)       (6)         (7)          (8)           (5)
                                   ----------  -----------    ------      ------      -------          ----
    Net investment income
     (loss).......................    (25,324)      93,743       (43)        (48)         (64)           43
                                   ----------  -----------    ------      ------      -------          ----
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........  2,750,076    6,266,539       369         232        6,143           235
    Cost of investments
     sold.........................  2,682,193    6,020,048       314         170        2,216           192
                                   ----------  -----------    ------      ------      -------          ----
       Realized gains
        (losses) on fund
        shares....................     67,883      246,491        55          62        3,927            43
Realized gain distributions.......     40,801      164,622        --          --           --           140
                                   ----------  -----------    ------      ------      -------          ----
    Net realized gains
     (losses).....................    108,684      411,113        55          62        3,927           183
Change in unrealized gains
 (losses).........................   (845,489)  (1,302,005)      996       1,244       (2,482)          128
                                   ----------  -----------    ------      ------      -------          ----
    Net realized and change in
     unrealized gains (losses)
     on investments...............   (736,805)    (890,892)    1,051       1,306        1,445           311
                                   ----------  -----------    ------      ------      -------          ----
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS....................... $ (762,129) $  (797,149)   $1,008      $1,258      $ 1,381          $354
                                   ==========  ===========    ======      ======      =======          ====

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                --------------------------------------------------------------------------------------
                                 PROFUNDS       PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                    VP      VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                ----------- -------------- -------------- -------------- -------------- --------------
                                  PROFUND    VT AMERICAN                                                  VT GEORGE
                                    VP        GOVERNMENT     VT CAPITAL   VT DIVERSIFIED   VT EQUITY        PUTNAM
                                 UTILITIES      INCOME     OPPORTUNITIES      INCOME         INCOME        BALANCED
                                ----------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $  492      $  331,262     $   25,600     $  970,312    $ 1,627,483    $ 1,058,652
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (269)       (332,119)       (66,000)      (413,619)    (1,123,338)      (831,064)
    Administrative
     expense...................      (30)             --             --           (271)       (57,951)       (38,359)
                                  ------      ----------     ----------     ----------    -----------    -----------
    Net investment income
     (loss)....................      193            (857)       (40,400)       556,422        446,194        189,229
                                  ------      ----------     ----------     ----------    -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........      307       6,787,278      1,248,878      6,233,504     19,790,381     12,712,708
    Cost of investments
     sold......................      231       7,745,834        937,815      6,694,262     11,475,096     14,212,124
                                  ------      ----------     ----------     ----------    -----------    -----------
       Realized gains
        (losses) on fund
        shares.................       76        (958,556)       311,063       (460,758)     8,315,285     (1,499,416)
Realized gain distributions....       --              --             --             --             --             --
                                  ------      ----------     ----------     ----------    -----------    -----------
    Net realized gains
     (losses)..................       76        (958,556)       311,063       (460,758)     8,315,285     (1,499,416)
Change in unrealized gains
 (losses)......................    1,849         464,570      1,035,483      1,704,506     12,574,193     10,449,701
                                  ------      ----------     ----------     ----------    -----------    -----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............    1,925        (493,986)     1,346,546      1,243,748     20,889,478      8,950,285
                                  ------      ----------     ----------     ----------    -----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $2,118      $ (494,843)    $1,306,146     $1,800,170    $21,335,672    $ 9,139,514
                                  ======      ==========     ==========     ==========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                -----------------------------------------------------------------------------------------
                                    PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                -------------- -------------- -------------- -------------- -------------- --------------
                                      VT                            VT             VT
                                 GLOBAL ASSET    VT GLOBAL    GLOBAL HEALTH      GLOBAL     VT GROWTH AND    VT GROWTH
                                  ALLOCATION       EQUITY          CARE        UTILITIES        INCOME     OPPORTUNITIES
                                -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $  457,879     $  268,789     $  304,763     $  305,645    $ 2,552,113     $   50,670
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (341,609)      (242,058)      (380,662)      (170,991)    (2,093,397)      (143,891)
    Administrative
     expense...................      (18,950)            --         (7,596)        (3,377)       (56,529)           (53)
                                  ----------     ----------     ----------     ----------    -----------     ----------
    Net investment income
     (loss)....................       97,320         26,731        (83,495)       131,277        402,187        (93,274)
                                  ----------     ----------     ----------     ----------    -----------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    5,703,203      3,329,879      4,597,396      2,410,224     28,829,140      2,294,530
    Cost of investments
     sold......................    4,803,730      3,578,058      3,613,144      2,590,209     28,937,614      1,885,506
                                  ----------     ----------     ----------     ----------    -----------     ----------
       Realized gains
        (losses) on fund
        shares.................      899,473       (248,179)       984,252       (179,985)      (108,474)       409,024
Realized gain distributions....           --             --        869,205        221,854             --             --
                                  ----------     ----------     ----------     ----------    -----------     ----------
    Net realized gains
     (losses)..................      899,473       (248,179)     1,853,457         41,869       (108,474)       409,024
Change in unrealized gains
 (losses)......................    3,024,230      4,878,650      7,212,845      1,248,147     43,169,403      2,646,141
                                  ----------     ----------     ----------     ----------    -----------     ----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............    3,923,703      4,630,471      9,066,302      1,290,016     43,060,929      3,055,165
                                  ----------     ----------     ----------     ----------    -----------     ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $4,021,023     $4,657,202     $8,982,807     $1,421,293    $43,463,116     $2,961,891
                                  ==========     ==========     ==========     ==========    ===========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                -----------------------------------------------------------------------------------------
                                    PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                -------------- -------------- -------------- -------------- -------------- --------------
                                                                    VT             VT             VT
                                                              INTERNATIONAL  INTERNATIONAL  INTERNATIONAL
                                VT HIGH YIELD    VT INCOME        EQUITY         GROWTH         VALUE       VT INVESTORS
                                -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $3,008,739    $ 3,463,942    $ 1,388,970     $  151,608     $  400,841    $   826,776
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (593,688)    (1,225,626)    (1,365,576)      (196,849)      (214,714)      (758,967)
    Administrative
     expense...................      (43,287)       (88,216)       (81,088)            --             --        (16,580)
                                  ----------    -----------    -----------     ----------     ----------    -----------
    Net investment income
     (loss)....................    2,371,764      2,150,100        (57,694)       (45,241)       186,127         51,229
                                  ----------    -----------    -----------     ----------     ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    9,738,813     21,411,433     20,548,977      2,424,549      2,562,122     10,232,125
    Cost of investments
     sold......................    9,576,347     21,439,904     23,734,987      2,040,028      3,255,159      8,610,131
                                  ----------    -----------    -----------     ----------     ----------    -----------
       Realized gains
        (losses) on fund
        shares.................      162,466        (28,471)    (3,186,010)       384,521       (693,037)     1,621,994
Realized gain
 distributions.................           --             --             --             --             --             --
                                  ----------    -----------    -----------     ----------     ----------    -----------
    Net realized gains
     (losses)..................      162,466        (28,471)    (3,186,010)       384,521       (693,037)     1,621,994
Change in unrealized gains
 (losses)......................       26,536     (1,820,516)    25,060,014      2,311,028      3,441,218     14,020,635
                                  ----------    -----------    -----------     ----------     ----------    -----------
    Net realized and
     change in unrealized
     gains (losses) on
     investments...............      189,002     (1,848,987)    21,874,004      2,695,549      2,748,181     15,642,629
                                  ----------    -----------    -----------     ----------     ----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS
 FROM
 OPERATIONS....................   $2,560,766    $   301,113    $21,816,310     $2,650,308     $2,934,308    $15,693,858
                                  ==========    ===========    ===========     ==========     ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                -----------------------------------------------------------------------------------------
                                    PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                -------------- -------------- -------------- -------------- -------------- --------------
                                      VT        VT MULTI CAP   VT MULTI CAP                  VT SMALL CAP
                                 MONEY MARKET      GROWTH         VALUE       VT RESEARCH       VALUE        VT VOYAGER
                                -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $     7,192    $   406,666     $   86,334     $  290,606    $   394,826    $   893,171
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................   (1,006,319)    (1,090,276)       (97,605)      (354,505)      (663,145)    (1,552,218)
    Administrative
     expense...................     (109,808)       (14,701)            --         (4,616)       (15,763)       (65,667)
                                 -----------    -----------     ----------     ----------    -----------    -----------
    Net investment income
     (loss)....................   (1,108,935)      (698,311)       (11,271)       (68,515)      (284,082)      (724,714)
                                 -----------    -----------     ----------     ----------    -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........   46,786,809     13,688,070      1,671,657      4,791,654     10,361,857     23,218,830
    Cost of investments
     sold......................   46,786,809     11,394,347      1,385,161      3,667,152      8,881,527     19,189,734
                                 -----------    -----------     ----------     ----------    -----------    -----------
       Realized gains
        (losses) on fund
        shares.................           --      2,293,723        286,496      1,124,502      1,480,330      4,029,096
Realized gain distributions....           --             --             --             --        671,989             --
                                 -----------    -----------     ----------     ----------    -----------    -----------
    Net realized gains
     (losses)..................           --      2,293,723        286,496      1,124,502      2,152,319      4,029,096
Change in unrealized gains
 (losses)......................           --     21,820,184      2,103,067      5,938,683     12,462,880     34,810,368
                                 -----------    -----------     ----------     ----------    -----------    -----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............           --     24,113,907      2,389,563      7,063,185     14,615,199     38,839,464
                                 -----------    -----------     ----------     ----------    -----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................  $(1,108,935)   $23,415,596     $2,378,292     $6,994,670    $14,331,117    $38,114,750
                                 ===========    ===========     ==========     ==========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                         ------------------------------------------------------------------------------------
                                         THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL
                                         INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL
                                          FUNDS, INC.   FUNDS, INC.   FUNDS, INC.    FUNDS, INC.   FUNDS, INC.   FUNDS, INC.
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------- ------------- -------------- ------------- ------------- -------------
                                                                       VAN KAMPEN
                                          VAN KAMPEN    VAN KAMPEN     UIF GLOBAL
                                           UIF CORE    UIF EMERGING  TACTICAL ASSET                VAN KAMPEN    VAN KAMPEN
                                          PLUS FIXED      MARKETS      ALLOCATION    VAN KAMPEN    UIF MID CAP    UIF U.S.
                                            INCOME        EQUITY     PORTFOLIO (AE)  UIF GROWTH      GROWTH      REAL ESTATE
                                         ------------- ------------- -------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $ 29,229     $   306,622   $   104,459    $  109,986    $   56,204    $  223,103
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........    (11,820)       (400,311)     (891,910)     (367,617)     (248,982)     (328,743)
    Administrative expense..............       (766)        (25,943)      (61,063)      (29,591)      (15,787)      (20,895)
                                           --------     -----------   -----------    ----------    ----------    ----------
    Net investment income (loss)........     16,643        (119,632)     (848,514)     (287,222)     (208,565)     (126,535)
                                           --------     -----------   -----------    ----------    ----------    ----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................    248,497       5,809,246    13,239,872     6,468,661     4,577,859     4,219,514
    Cost of investments sold............    253,258       5,253,778    12,996,406     4,122,919     3,778,284     3,696,090
                                           --------     -----------   -----------    ----------    ----------    ----------
       Realized gains (losses) on
        fund shares.....................     (4,761)        555,468       243,466     2,345,742       799,575       523,424
Realized gain distributions.............         --              --            --       917,158       348,747            --
                                           --------     -----------   -----------    ----------    ----------    ----------
    Net realized gains (losses).........     (4,761)        555,468       243,466     3,262,900     1,148,322       523,424
Change in unrealized gains (losses).....    (28,226)     (1,186,166)    9,141,244     6,322,922     3,824,471      (195,383)
                                           --------     -----------   -----------    ----------    ----------    ----------
    Net realized and change in
     unrealized gains (losses) on
     investments........................    (32,987)       (630,698)    9,384,710     9,585,822     4,972,793       328,041
                                           --------     -----------   -----------    ----------    ----------    ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................   $(16,344)    $  (750,330)  $ 8,536,196    $9,298,600    $4,764,228    $  201,506
                                           ========     ===========   ===========    ==========    ==========    ==========

--------
(ae)On April 26, 2013, Strategist merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                      ----------------------------------------------------------------------------------------
                                      THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL   THE UNIVERSAL    THE UNIVERSAL THE UNIVERSAL
                                      INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL   INSTITUTIONAL    INSTITUTIONAL INSTITUTIONAL
                                       FUNDS, INC.   FUNDS, INC.   FUNDS, INC.     FUNDS, INC.      FUNDS, INC.   FUNDS, INC.
                                       (CLASS II)    (CLASS II)    (CLASS II)       (CLASS II)      (CLASS II)    (CLASS II)
                                       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
                                      ------------- ------------- ------------- ------------------ ------------- -------------
                                                                                    VAN KAMPEN
                                                     VAN KAMPEN                     UIF GLOBAL
                                       VAN KAMPEN   UIF EMERGING   VAN KAMPEN     TACTICAL ASSET                  VAN KAMPEN
                                      UIF EMERGING     MARKETS     UIF GLOBAL       ALLOCATION      VAN KAMPEN    UIF MID CAP
                                      MARKETS DEBT     EQUITY       FRANCHISE       PORTFOLIO       UIF GROWTH      GROWTH
                                       (CLASS II)    (CLASS II)    (CLASS II)   (CLASS II) (M)(AG)  (CLASS II)    (CLASS II)
                                      ------------- ------------- ------------- ------------------ ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $   537,059   $  116,662    $ 1,288,514      $   37,346      $   14,867    $   57,775
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................     (189,616)    (153,880)      (720,744)       (361,989)        (97,657)     (353,711)
    Administrative expense...........      (25,780)     (20,064)       (95,137)        (28,374)        (13,215)      (45,773)
                                       -----------   ----------    -----------      ----------      ----------    ----------
    Net investment income
     (loss)..........................      321,663      (57,282)       472,633        (353,017)        (96,005)     (341,709)
                                       -----------   ----------    -----------      ----------      ----------    ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    3,765,056    3,385,813     14,412,371       4,876,888       2,573,854     7,729,433
    Cost of investments sold.........    3,533,190    3,219,753     11,784,199       4,682,583       1,551,566     6,602,251
                                       -----------   ----------    -----------      ----------      ----------    ----------
       Realized gains (losses)
        on fund shares...............      231,866      166,060      2,628,172         194,305       1,022,288     1,127,182
Realized gain distributions..........      167,120           --      4,199,740              --         272,419       546,081
                                       -----------   ----------    -----------      ----------      ----------    ----------
    Net realized gains (losses)......      398,986      166,060      6,827,912         194,305       1,294,707     1,673,263
Change in unrealized gains
 (losses)............................   (2,187,913)    (422,654)       889,359       2,925,892       1,383,066     5,862,370
                                       -----------   ----------    -----------      ----------      ----------    ----------
    Net realized and change in
     unrealized gains (losses)
     on investments..................   (1,788,927)    (256,594)     7,717,271       3,120,197       2,677,773     7,535,633
                                       -----------   ----------    -----------      ----------      ----------    ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(1,467,264)  $ (313,876)   $ 8,189,904      $2,767,180      $2,581,768    $7,193,924
                                       ===========   ==========    ===========      ==========      ==========    ==========

--------
(m)For the period beginning April 26, 2013 and ended December 31, 2013
(ag)On April 26, 2013, Strategist (Class Y Shares) merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                           ----------------------------
                                                                           THE UNIVERSAL  THE UNIVERSAL
                                                                           INSTITUTIONAL  INSTITUTIONAL
                                                                            FUNDS, INC.    FUNDS, INC.
                                                                             (CLASS II)    (CLASS II)
                                                                            SUB-ACCOUNT    SUB-ACCOUNT
                                                                           -------------- -------------
                                                                           VAN KAMPEN UIF  VAN KAMPEN
                                                                           SMALL COMPANY    UIF U.S.
                                                                               GROWTH      REAL ESTATE
                                                                             (CLASS II)    (CLASS II)
                                                                           -------------- -------------
NET INVESTMENT INCOME (LOSS)
Dividends.................................................................   $       --    $  340,600
Charges from Allstate Life Insurance Company:
    Mortality and expense risk............................................     (168,871)     (579,435)
    Administrative expense................................................      (21,246)      (78,038)
                                                                             ----------    ----------
    Net investment income (loss)..........................................     (190,117)     (316,873)
                                                                             ----------    ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales...................................................    3,323,625     9,571,553
    Cost of investments sold..............................................    2,270,792     8,520,484
                                                                             ----------    ----------
       Realized gains (losses) on fund shares.............................    1,052,833     1,051,069
Realized gain distributions...............................................      427,335            --
                                                                             ----------    ----------
    Net realized gains (losses)...........................................    1,480,168     1,051,069
Change in unrealized gains (losses).......................................    4,540,284      (418,503)
                                                                             ----------    ----------
    Net realized and change in unrealized gains (losses) on investments...    6,020,452       632,566
                                                                             ----------    ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.........................   $5,830,335    $  315,693
                                                                             ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          ------------------------------------------------------------------------
                                                 ADVANCED                ADVANCED                 ADVANCED
                                               SERIES TRUST            SERIES TRUST             SERIES TRUST
                                                SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                          ----------------------  ----------------------  -----------------------
                                                    AST                                             AST
                                            ACADEMIC STRATEGIES             AST                   BALANCED
                                             ASSET ALLOCATION       ADVANCED STRATEGIES       ASSET ALLOCATION
                                          ----------------------  ----------------------  -----------------------
                                             2013        2012        2013        2012         2013        2012
                                          ----------  ----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ (110,236) $  (43,531) $  (43,137) $   (5,387) $  (141,336) $  (46,328)
Net realized gains (losses)..............    206,633     147,480     114,138      67,860      254,469     543,557
Change in unrealized gains (losses)......    405,766     553,603     284,564     198,510    1,313,503     363,232
                                          ----------  ----------  ----------  ----------  -----------  ----------
Increase (decrease) in net assets from
 operations..............................    502,163     657,552     355,565     260,983    1,426,636     860,461
                                          ----------  ----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      1,500       1,500          --          --        1,950      51,150
Benefit payments.........................         --          --          --          --         (512)     20,724
Payments on termination..................   (587,212)   (808,293)   (331,198)   (114,346)    (680,856)   (926,044)
Contract Maintenance Charge..............    (17,306)    (17,310)     (9,372)     (9,125)     (47,703)    (44,589)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (262,264)    397,208      79,418     261,326      284,603     943,234
                                          ----------  ----------  ----------  ----------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (865,282)   (426,895)   (261,152)    137,855     (442,518)     44,475
                                          ----------  ----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (363,119)    230,657      94,413     398,838      984,118     904,936
NET ASSETS AT BEGINNING OF
 PERIOD..................................  6,651,435   6,420,778   2,580,169   2,181,331    9,092,177   8,187,241
                                          ----------  ----------  ----------  ----------  -----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $6,288,316  $6,651,435  $2,674,582  $2,580,169  $10,076,295  $9,092,177
                                          ==========  ==========  ==========  ==========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    666,613     713,127     233,114     220,421      852,585     850,472
       Units issued......................     57,177     122,639      19,369      48,660       62,073     227,139
       Units redeemed....................   (140,910)   (169,153)    (41,500)    (35,967)     (99,848)   (225,026)
                                          ----------  ----------  ----------  ----------  -----------  ----------
    Units outstanding at end of
     period..............................    582,880     666,613     210,983     233,114      814,810     852,585
                                          ==========  ==========  ==========  ==========  ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ----------------------------------------------------------
                                                         ADVANCED            ADVANCED            ADVANCED
                                                       SERIES TRUST        SERIES TRUST        SERIES TRUST
                                                        SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
                                                     ----------------  -------------------  ------------------
                                                            AST                AST                  AST
                                                     BLACKROCK GLOBAL          BOND                BOND
                                                        STRATEGIES        PORTFOLIO 2018      PORTFOLIO 2019
                                                     ----------------  -------------------  ------------------
                                                       2013     2012     2013       2012      2013      2012
                                                     -------  -------  --------  ---------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (278) $   (48) $ (9,581) $  (8,017) $ (6,123) $ (3,417)
Net realized gains (losses).........................      19       --     3,776     20,453      (556)   35,833
Change in unrealized gains (losses).................   1,843      403   (23,824)    18,295   (15,520)  (19,922)
                                                     -------  -------  --------  ---------  --------  --------
Increase (decrease) in net assets from operations...   1,584      355   (29,629)    30,731   (22,199)   12,494
                                                     -------  -------  --------  ---------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --       --        --         --        --        --
Benefit payments....................................      --       --        --         --        --        --
Payments on termination.............................      --       --   (31,500)  (212,353)       --        --
Contract Maintenance Charge.........................      (7)      --      (385)      (385)      (35)      (35)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      --   16,945         1         --         1        --
                                                     -------  -------  --------  ---------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................      (7)  16,945   (31,884)  (212,738)      (34)      (35)
                                                     -------  -------  --------  ---------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................   1,577   17,300   (61,513)  (182,007)  (22,233)   12,459
NET ASSETS AT BEGINNING OF PERIOD...................  17,300       --   659,659    841,666   335,425   322,966
                                                     -------  -------  --------  ---------  --------  --------
NET ASSETS AT END OF PERIOD......................... $18,877  $17,300  $598,146  $ 659,659  $313,192  $335,425
                                                     =======  =======  ========  =========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   1,711       --    45,888     60,973    23,474    23,476
       Units issued.................................      --    1,711        --         --        --        --
       Units redeemed...............................      --       --    (2,259)   (15,085)       (3)       (2)
                                                     -------  -------  --------  ---------  --------  --------
    Units outstanding at end of period..............   1,711    1,711    43,629     45,888    23,471    23,474
                                                     =======  =======  ========  =========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 -----------------------------------------------------------------
                                                       ADVANCED              ADVANCED              ADVANCED
                                                     SERIES TRUST          SERIES TRUST          SERIES TRUST
                                                      SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                 --------------------  --------------------  --------------------
                                                          AST                   AST                   AST
                                                         BOND                  BOND                  BOND
                                                    PORTFOLIO 2021        PORTFOLIO 2022        PORTFOLIO 2023
                                                 --------------------  --------------------  --------------------
                                                    2013       2012       2013       2012       2013     2012 (AQ)
                                                 ---------  ---------  ---------  ---------  ----------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (2,409) $  (3,701) $  (5,190) $ (10,811) $  (13,140) $   (672)
Net realized gains (losses).....................    25,566     19,701     20,518     24,633     (33,659)       15
Change in unrealized gains (losses).............   (35,292)       424    (47,909)    22,787     (33,855)      256
                                                 ---------  ---------  ---------  ---------  ----------  --------
Increase (decrease) in net assets from
 operations.....................................   (12,135)    16,424    (32,581)    36,609     (80,654)     (401)
                                                 ---------  ---------  ---------  ---------  ----------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................        --         --         --         --          --        --
Benefit payments................................        (4)        --         --         --          --        --
Payments on termination.........................        --         --         --    (68,372)    (55,705)   (1,077)
Contract Maintenance Charge.....................        --       (121)      (117)      (390)       (544)       --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (324,588)  (116,946)  (390,017)   (43,000)  1,213,207   193,039
                                                 ---------  ---------  ---------  ---------  ----------  --------
Increase (decrease) in net assets from contract
 transactions...................................  (324,592)  (117,067)  (390,134)  (111,762)  1,156,958   191,962
                                                 ---------  ---------  ---------  ---------  ----------  --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (336,727)  (100,643)  (422,715)   (75,153)  1,076,304   191,561
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   336,727    437,370    557,943    633,096     191,561        --
                                                 ---------  ---------  ---------  ---------  ----------  --------
NET ASSETS AT END OF PERIOD..................... $      --  $ 336,727  $ 135,228  $ 557,943  $1,267,865  $191,561
                                                 =========  =========  =========  =========  ==========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    24,643     33,552     44,497     52,554      18,361        --
       Units issued.............................        --         --      7,500     25,837     259,668    18,463
       Units redeemed...........................   (24,643)    (8,909)   (39,778)   (33,894)   (140,326)     (102)
                                                 ---------  ---------  ---------  ---------  ----------  --------
    Units outstanding at end of period..........        --     24,643     12,219     44,497     137,703    18,361
                                                 =========  =========  =========  =========  ==========  ========

--------
(aq)For the period beginning January 3, 2012 and ended December 31, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                            --------------------------------------------------------
                                                               ADVANCED           ADVANCED             ADVANCED
                                                             SERIES TRUST       SERIES TRUST         SERIES TRUST
                                                             SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                                            -------------- ----------------------  ----------------
                                                                 AST                 AST                  AST
                                                                 BOND          CAPITAL GROWTH           COHEN &
                                                            PORTFOLIO 2024    ASSET ALLOCATION       STEERS REALTY
                                                            -------------- ----------------------  ----------------
                                                               2013 (A)       2013        2012       2013     2012
                                                            -------------- ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
    Net investment income (loss)...........................    $ (2,386)   $ (115,623) $  (46,817) $(1,194) $   155
    Net realized gains (losses)............................      (5,208)      267,545     132,191     (227)     (85)
    Change in unrealized gains (losses)....................      (5,959)    1,192,936     563,598      840    6,740
                                                               --------    ----------  ----------  -------  -------
    Increase (decrease) in net assets from operations......     (13,553)    1,344,858     648,972     (581)   6,810
                                                               --------    ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
    Deposits...............................................          --         3,840     605,024       --       --
    Benefit payments.......................................          --            --          --       --       --
    Payments on termination................................     (14,892)     (724,647)   (767,006)  (3,324)      --
    Contract Maintenance Charge............................          --       (25,900)    (20,869)     (30)     (31)
    Transfers among the sub-accounts and with the Fixed
     Account--net..........................................     267,770       464,683     588,737   14,259   24,980
                                                               --------    ----------  ----------  -------  -------
    Increase (decrease) in net assets from contract
     transactions..........................................     252,878      (282,024)    405,886   10,905   24,949
                                                               --------    ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS..........................     239,325     1,062,834   1,054,858   10,324   31,759
NET ASSETS AT BEGINNING OF PERIOD..........................          --     6,389,795   5,334,937   74,237   42,478
                                                               --------    ----------  ----------  -------  -------
NET ASSETS AT END OF PERIOD................................    $239,325    $7,452,629  $6,389,795  $84,561  $74,237
                                                               ========    ==========  ==========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period...............          --       646,748     606,816    6,267    4,104
    Units issued...........................................      55,206        99,918     269,982    1,085    2,182
    Units redeemed.........................................     (27,875)     (122,025)   (230,050)    (354)     (19)
                                                               --------    ----------  ----------  -------  -------
    Units outstanding at end of period.....................      27,331       624,641     646,748    6,998    6,267
                                                               ========    ==========  ==========  =======  =======

--------
(a)For the period beginning January 2, 2013 and ended December 31, 2013

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                   -------------------------------------------------------------
                                                       ADVANCED           ADVANCED              ADVANCED
                                                     SERIES TRUST       SERIES TRUST          SERIES TRUST
                                                      SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
                                                   ----------------  ------------------  ----------------------
                                                          AST                AST                   AST
                                                       FEDERATED        FI PYRAMIS(R)          FIRST TRUST
                                                   AGGRESSIVE GROWTH  ASSET ALLOCATION       BALANCED TARGET
                                                   ----------------  ------------------  ----------------------
                                                     2013     2012     2013      2012       2013        2012
                                                   -------  -------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $  (272) $  (230) $ (4,315) $ (2,006) $  (41,385) $   11,699
Net realized gains (losses).......................     787      301     6,560     6,049     156,064      43,572
Change in unrealized gains (losses)...............   6,799    2,789    42,465    16,592     181,511     139,527
                                                   -------  -------  --------  --------  ----------  ----------
Increase (decrease) in net assets from operations.   7,314    2,860    44,710    20,635     296,190     194,798
                                                   -------  -------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................      --       --        --        --       6,425          --
Benefit payments..................................    (291)   6,571        --        --          --          --
Payments on termination...........................    (721)  (5,693)   (3,566)   (1,075)   (448,080)   (216,303)
Contract Maintenance Charge.......................     (13)     (15)   (1,436)   (1,227)     (8,773)     (8,828)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................    (987)  (1,139)   57,893    27,195       1,315     204,589
                                                   -------  -------  --------  --------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions.....................................  (2,012)    (276)   52,891    24,893    (449,113)    (20,542)
                                                   -------  -------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS.................   5,302    2,584    97,601    45,528    (152,923)    174,256
NET ASSETS AT BEGINNING OF PERIOD.................  19,878   17,294   220,788   175,260   2,554,969   2,380,713
                                                   -------  -------  --------  --------  ----------  ----------
NET ASSETS AT END OF PERIOD....................... $25,180  $19,878  $318,389  $220,788  $2,402,046  $2,554,969
                                                   =======  =======  ========  ========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period......   2,015    2,093    20,475    18,206     262,532     266,493
       Units issued...............................     214      776     9,190     7,308      69,597      59,409
       Units redeemed.............................    (395)    (854)   (4,455)   (5,039)   (113,233)    (63,370)
                                                   -------  -------  --------  --------  ----------  ----------
    Units outstanding at end of period............   1,834    2,015    25,210    20,475     218,896     262,532
                                                   =======  =======  ========  ========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     -----------------------------------------------------------
                                                            ADVANCED            ADVANCED          ADVANCED
                                                          SERIES TRUST        SERIES TRUST      SERIES TRUST
                                                           SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
                                                     ----------------------  --------------  -----------------
                                                          AST FRANKLIN
                                                            TEMPLETON              AST              AST
                                                         FOUNDING FUNDS          GLOBAL        GOLDMAN SACHS
                                                           ALLOCATION          REAL ESTATE   CONCENTRATED GROWTH
                                                     ----------------------  --------------  -------------------
                                                        2013      2012 (AR)   2013    2012     2013      2012
                                                     ----------  ----------  ------  ------  -------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (45,339) $  (11,469) $  (41) $    4  $  (624)  $   (463)
Net realized gains (losses).........................     76,566      (5,286)     72      19    2,739      2,128
Change in unrealized gains (losses).................    627,135      36,306      48     534   10,692      6,921
                                                     ----------  ----------  ------  ------  -------   --------
Increase (decrease) in net assets from operations...    658,362      19,551      79     557   12,807      8,586
                                                     ----------  ----------  ------  ------  -------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................        600         600      --      --       --         --
Benefit payments....................................         --          --      --      --       --         --
Payments on termination.............................   (251,736)    (83,686)   (182)    (91)  (6,299)   (12,185)
Contract Maintenance Charge.........................    (17,601)     (4,712)    (15)    (15)     (42)       (41)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (43,013)  3,059,005      --     124     (530)       (84)
                                                     ----------  ----------  ------  ------  -------   --------
Increase (decrease) in net assets from contract
 transactions.......................................   (311,750)  2,971,207    (197)     18   (6,871)   (12,310)
                                                     ----------  ----------  ------  ------  -------   --------
INCREASE (DECREASE) IN NET ASSETS...................    346,612   2,990,758    (118)    575    5,936     (3,724)
NET ASSETS AT BEGINNING OF PERIOD...................  2,990,758          --   2,759   2,184   48,943     52,667
                                                     ----------  ----------  ------  ------  -------   --------
NET ASSETS AT END OF PERIOD......................... $3,337,370  $2,990,758  $2,641  $2,759  $54,879   $ 48,943
                                                     ==========  ==========  ======  ======  =======   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    277,762          --     245     242    4,403      5,619
       Units issued.................................     42,279     298,414      --      13       --         16
       Units redeemed...............................    (67,538)    (20,652)    (17)    (10)    (549)    (1,232)
                                                     ----------  ----------  ------  ------  -------   --------
    Units outstanding at end of period..............    252,503     277,762     228     245    3,854      4,403
                                                     ==========  ==========  ======  ======  =======   ========

--------
(ar)For the period beginning April 30, 2012 and ended December 31, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ---------------------------------------------------------
                                                          ADVANCED           ADVANCED           ADVANCED
                                                        SERIES TRUST       SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                                     -----------------  -----------------  ------------------
                                                            AST                AST                 AST
                                                       GOLDMAN SACHS      GOLDMAN SACHS       GOLDMAN SACHS
                                                      LARGE-CAP VALUE     MID-CAP GROWTH     MULTI-ASSET (B)
                                                     -----------------  -----------------  ------------------
                                                       2013     2012      2013     2012      2013      2012
                                                     -------  --------  -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (118) $    (37) $  (619) $   (541) $ (7,791) $ (4,180)
Net realized gains (losses).........................       8    (3,585)     152     5,518    10,143    18,491
Change in unrealized gains (losses).................   2,702     5,258   13,286     2,733    39,370    26,038
                                                     -------  --------  -------  --------  --------  --------
Increase (decrease) in net assets from operations...   2,592     1,636   12,819     7,710    41,722    40,349
                                                     -------  --------  -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --        --       --        --        --        --
Benefit payments....................................      --        --       --        --        --        --
Payments on termination.............................      --   (12,705)    (394)  (12,760)   (1,940)   (2,240)
Contract Maintenance Charge.........................     (13)      (11)     (12)      (12)   (2,434)   (2,187)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................       1     3,415     (118)      (40)   (6,314)   37,783
                                                     -------  --------  -------  --------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................     (12)   (9,301)    (524)  (12,812)  (10,688)   33,356
                                                     -------  --------  -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................   2,580    (7,665)  12,295    (5,102)   31,034    73,705
NET ASSETS AT BEGINNING OF PERIOD...................   8,128    15,793   42,404    47,506   543,200   469,495
                                                     -------  --------  -------  --------  --------  --------
NET ASSETS AT END OF PERIOD......................... $10,708  $  8,128  $54,699  $ 42,404  $574,234  $543,200
                                                     =======  ========  =======  ========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........     937     2,172    3,347     4,437    49,920    46,832
       Units issued.................................      --       394       --         3     6,994     7,502
       Units redeemed...............................      (2)   (1,629)     (38)   (1,093)   (8,191)   (4,414)
                                                     -------  --------  -------  --------  --------  --------
    Units outstanding at end of period..............     935       937    3,309     3,347    48,723    49,920
                                                     =======  ========  =======  ========  ========  ========

--------
(b)Previously known as AST Horizon Moderate Asset Allocation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                              ------------------------------------------------------
                                                                 ADVANCED         ADVANCED             ADVANCED
                                                               SERIES TRUST     SERIES TRUST         SERIES TRUST
                                                                SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT
                                                              --------------  ------------------  -----------------
                                                                    AST              AST
                                                               GOLDMAN SACHS       HERNDON               AST
                                                              SMALL-CAP VALUE LARGE-CAP VALUE (C)     HIGH YIELD
                                                              --------------  ------------------- -----------------
                                                               2013    2012     2013      2012      2013      2012
                                                              ------  ------  -------   -------   --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)................................. $  (88) $  (42) $  (312)  $   (41)  $ (1,180) $ 3,312
Net realized gains (losses)..................................     62      23      473       (97)     1,663      100
Change in unrealized gains (losses)..........................  2,117     731    6,718     1,965      4,615    2,673
                                                              ------  ------  -------   -------   --------  -------
Increase (decrease) in net assets from operations............  2,091     712    6,879     1,827      5,098    6,085
                                                              ------  ------  -------   -------   --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.....................................................     --      --       --        --         --       --
Benefit payments.............................................     --      --       --        --       (259)   6,570
Payments on termination......................................   (120)    (89)  (2,881)     (487)   (17,739)  (1,007)
Contract Maintenance Charge..................................    (16)    (15)     (15)      (13)       (36)     (31)
Transfers among the sub-accounts and with the Fixed
 Account--net................................................     --     132     (546)    5,320     16,823   39,903
                                                              ------  ------  -------   -------   --------  -------
Increase (decrease) in net assets from contract transactions.   (136)     28   (3,442)    4,820     (1,211)  45,435
                                                              ------  ------  -------   -------   --------  -------
INCREASE (DECREASE) IN NET ASSETS............................  1,955     740    3,437     6,647      3,887   51,520
NET ASSETS AT BEGINNING OF PERIOD............................  5,738   4,998   22,028    15,381     84,788   33,268
                                                              ------  ------  -------   -------   --------  -------
NET ASSETS AT END OF PERIOD.................................. $7,693  $5,738  $25,465   $22,028   $ 88,675  $84,788
                                                              ======  ======  =======   =======   ========  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period.................    419     417    2,540     1,989      6,352    2,802
       Units issued..........................................     --      10      135       648      1,202    3,675
       Units redeemed........................................     (9)     (8)    (464)      (97)    (1,306)    (125)
                                                              ------  ------  -------   -------   --------  -------
    Units outstanding at end of period.......................    410     419    2,211     2,540      6,248    6,352
                                                              ======  ======  =======   =======   ========  =======

--------
(c)Previously known as AST BlackRock Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                   ------------------------------------------------------------------
                                                       ADVANCED              ADVANCED               ADVANCED
                                                     SERIES TRUST          SERIES TRUST           SERIES TRUST
                                                      SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
                                                   -------------------  -----------------   ------------------------
                                                                                                       AST
                                                          AST                  AST                 INVESTMENT
                                                   INTERNATIONAL GROWTH INTERNATIONAL VALUE        GRADE BOND
                                                   -------------------- -----------------   ------------------------
                                                     2013       2012      2013      2012        2013         2012
                                                    -------   -------   -------   --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $  (635)   $   (24)  $  (855)  $    740  $   (48,921) $   (30,264)
Net realized gains (losses).......................   1,337       (394)     (597)    (3,138)      92,417      298,732
Change in unrealized gains (losses)...............   7,346      8,789    12,363     11,366     (174,643)     213,149
                                                    -------   -------   -------   --------  -----------  -----------
Increase (decrease) in net assets from operations.   8,048      8,371    10,911      8,968     (131,147)     481,617
                                                    -------   -------   -------   --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRA CT TRANSACTIONS
Deposits..........................................      --         --     1,380         --           --           --
Benefit payments..................................      --         --        --         --           --           --
Payments on termination...........................  (8,523)    (3,886)   (9,556)   (10,425)    (351,001)    (831,008)
Contract Maintenance Charge.......................     (30)       (38)      (33)       (33)     (25,177)     (43,448)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................  (1,245)       (40)        7         --   (1,739,738)  (4,629,378)
                                                    -------   -------   -------   --------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions.....................................  (9,798)    (3,964)   (8,202)   (10,458)  (2,115,916)  (5,503,834)
                                                    -------   -------   -------   --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS.................  (1,750)     4,407     2,709     (1,490)  (2,247,063)  (5,022,217)
NET ASSETS AT BEGINNING OF PERIOD.................  51,242     46,835    62,177     63,667    4,735,331    9,757,548
                                                    -------   -------   -------   --------  -----------  -----------
NET ASSETS AT END OF PERIOD....................... $49,492    $51,242   $64,886   $ 62,177  $ 2,488,268  $ 4,735,331
                                                    =======   =======   =======   ========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period......   6,085      6,609     7,629      9,007      306,627      680,880
       Units issued...............................     513         37       169         --      122,238      443,155
       Units redeemed.............................  (1,606)      (561)   (1,052)    (1,378)    (259,534)    (817,408)
                                                    -------   -------   -------   --------  -----------  -----------
    Units outstanding at end of period............   4,992      6,085     6,746      7,629      169,331      306,627
                                                    =======   =======   =======   ========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 --------------------------------------------------------------------
                                                      ADVANCED           ADVANCED                    ADVANCED
                                                    SERIES TRUST       SERIES TRUST                SERIES TRUST
                                                     SUB-ACCOUNT        SUB-ACCOUNT                 SUB-ACCOUNT
                                                 ------------------  -----------------------  ----------------------
                                                         AST                AST                         AST
                                                 J.P. MORGAN GLOBAL     J.P. MORGAN            J.P. MORGAN STRATEGIC
                                                      THEMATIC       INTERNATIONAL EQUITY (D)      OPPORTUNITIES
                                                 ------------------  ------------------------ ----------------------
                                                   2013      2012      2013         2012         2013        2012
                                                 --------  --------    -------     -------    ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $ (2,256) $ (1,272) $  (793)     $   178     $  (52,889) $     (295)
Net realized gains (losses).....................    4,268     9,187       53         (695)        92,985      85,668
Change in unrealized gains (losses).............   19,636     6,520    7,229        9,072        251,776     182,420
                                                 --------  --------    -------     -------    ----------  ----------
Increase (decrease) in net assets from
 operations.....................................   21,648    14,435    6,489        8,555        291,872     267,793
                                                 --------  --------    -------     -------    ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       --        --       --           --            210      10,710
Benefit payments................................       --        --       --           --             --          --
Payments on termination.........................  (10,140)  (33,667)  (2,060)      (4,343)      (335,371)   (468,617)
Contract Maintenance Charge.....................     (722)     (663)      (4)          (5)       (13,610)    (14,532)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   48,748     9,159       (1)           1        178,177     343,553
                                                 --------  --------    -------     -------    ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................   37,886   (25,171)  (2,065)      (4,347)      (170,594)   (128,886)
                                                 --------  --------    -------     -------    ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   59,534   (10,736)   4,424        4,208        121,278     138,907
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  118,676   129,412   49,056       44,848      3,217,750   3,078,843
                                                 --------  --------    -------     -------    ----------  ----------
NET ASSETS AT END OF PERIOD..................... $178,210  $118,676  $53,480      $49,056     $3,339,028  $3,217,750
                                                 ========  ========    =======     =======    ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   10,719    13,190    5,421        5,947        300,029     312,970
       Units issued.............................    7,214     2,776       --           --         40,502      71,587
       Units redeemed...........................   (3,828)   (5,247)    (212)        (526)       (55,385)    (84,528)
                                                 --------  --------    -------     -------    ----------  ----------
    Units outstanding at end of period..........   14,105    10,719    5,209        5,421        285,146     300,029
                                                 ========  ========    =======     =======    ==========  ==========

--------
(d)Previously known as AST JPMorgan International Equity

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ------------------------------------------------------
                                                        ADVANCED          ADVANCED            ADVANCED
                                                      SERIES TRUST      SERIES TRUST        SERIES TRUST
                                                       SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                                                     --------------  ------------------   ----------------
                                                                             AST                 AST
                                                           AST          LOOMIS SAYLES        LORD ABBETT
                                                     LARGE-CAP VALUE LARGE-CAP GROWTH (E) CORE FIXED INCOME
                                                     --------------  ------------------   ----------------
                                                      2013    2012     2013       2012      2013     2012
                                                     ------  ------  --------   --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (83) $   (3) $ (1,617)  $   (897) $  (722) $   (69)
Net realized gains (losses).........................     14      (2)      729        529      292    1,784
Change in unrealized gains (losses).................  2,363     144    35,295      7,501   (1,553)     692
                                                     ------  ------  --------   --------  -------  -------
Increase (decrease) in net assets from operations...  2,294     139    34,407      7,133   (1,983)   2,407
                                                     ------  ------  --------   --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................     --      --     2,761         --    1,725       --
Benefit payments....................................     --      --    (1,125)    26,306     (480)  13,143
Payments on termination.............................     --      --      (750)   (10,500)  (2,588)  (2,925)
Contract Maintenance Charge.........................     (4)     (1)      (17)       (17)     (23)     (26)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      1   5,299        40        507       --      127
                                                     ------  ------  --------   --------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................     (3)  5,298       909     16,296   (1,366)  10,319
                                                     ------  ------  --------   --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................  2,291   5,437    35,316     23,429   (3,349)  12,726
NET ASSETS AT BEGINNING OF PERIOD...................  5,999     562    97,506     74,077   61,815   49,089
                                                     ------  ------  --------   --------  -------  -------
NET ASSETS AT END OF PERIOD......................... $8,290  $5,999  $132,822   $ 97,506  $58,466  $61,815
                                                     ======  ======  ========   ========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    748      81     9,908      8,385    4,599    3,831
       Units issued.................................     --     668       271      2,724      131    1,026
       Units redeemed...............................     --      (1)     (157)    (1,201)    (237)    (258)
                                                     ------  ------  --------   --------  -------  -------
    Units outstanding at end of period..............    748     748    10,022      9,908    4,493    4,599
                                                     ======  ======  ========   ========  =======  =======

--------
(e)Previously known as AST Marsico Capital Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ------------------------------------------------------
                                                         ADVANCED          ADVANCED           ADVANCED
                                                       SERIES TRUST      SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                                     ----------------  ----------------  -----------------
                                                            AST               AST           AST MID-CAP
                                                     MFS GLOBAL EQUITY    MFS GROWTH           VALUE
                                                     ----------------  ----------------  -----------------
                                                       2013     2012     2013     2012     2013     2012
                                                     -------  -------  -------  -------  -------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (710) $   (46) $  (183) $  (168) $  (526) $   (388)
Net realized gains (losses).........................     638      256      475      388      220     3,539
Change in unrealized gains (losses).................  14,455    8,387    4,572    1,903    9,867     2,985
                                                     -------  -------  -------  -------  -------  --------
Increase (decrease) in net assets from operations...  14,383    8,597    4,864    2,123    9,561     6,136
                                                     -------  -------  -------  -------  -------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --       --       --       --       --        --
Benefit payments....................................    (589)  13,136       --       --       --        --
Payments on termination.............................  (2,710)  (5,167)  (1,172)  (2,103)      --        --
Contract Maintenance Charge.........................      (9)      (8)     (16)     (15)      (6)      (15)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      --      381       (1)      --       (1)  (12,304)
                                                     -------  -------  -------  -------  -------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (3,308)   8,342   (1,189)  (2,118)      (7)  (12,319)
                                                     -------  -------  -------  -------  -------  --------
INCREASE (DECREASE) IN NET ASSETS...................  11,075   16,939    3,675        5    9,554    (6,183)
NET ASSETS AT BEGINNING OF PERIOD...................  56,266   39,327   14,296   14,291   31,333    37,516
                                                     -------  -------  -------  -------  -------  --------
NET ASSETS AT END OF PERIOD......................... $67,341  $56,266  $17,971  $14,296  $40,887  $ 31,333
                                                     =======  =======  =======  =======  =======  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   4,913    4,194    1,350    1,562    2,842     3,974
       Units issued.................................      --    1,284       --       --       --        --
       Units redeemed...............................    (252)    (565)     (94)    (212)      --    (1,132)
                                                     -------  -------  -------  -------  -------  --------
    Units outstanding at end of period..............   4,661    4,913    1,256    1,350    2,842     2,842
                                                     =======  =======  =======  =======  =======  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     -----------------------------------------------------------
                                                            ADVANCED             ADVANCED          ADVANCED
                                                          SERIES TRUST         SERIES TRUST      SERIES TRUST
                                                          SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                     ---------------------  -----------------  ----------------
                                                                                   AST                AST
                                                           AST MONEY        NEUBERGER BERMAN / NEUBERGER BERMAN
                                                             MARKET         LSV MID-CAP VALUE   MID-CAP GROWTH
                                                     ---------------------  -----------------  ----------------
                                                        2013        2012      2013     2012      2013     2012
                                                     ----------  ---------  -------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   (7,027) $  (6,427) $  (349) $    (65) $  (545) $  (449)
Net realized gains (losses).........................         --         --    3,256     1,905      702      300
Change in unrealized gains (losses).................         --         --    6,286     2,651   12,246    3,528
                                                     ----------  ---------  -------  --------  -------  -------
Increase (decrease) in net assets from operations...     (7,027)    (6,427)   9,193     4,491   12,403    3,379
                                                     ----------  ---------  -------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................         --         --       --        --       --       --
Benefit payments....................................   (500,844)  (513,431)      --        --     (280)   6,575
Payments on termination.............................   (591,249)  (178,527)  (7,624)  (13,358)    (329)    (295)
Contract Maintenance Charge.........................        (95)      (119)     (24)      (25)      (9)     (11)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  1,195,710    605,286     (918)      (32)    (766)    (616)
                                                     ----------  ---------  -------  --------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................    103,522    (86,791)  (8,566)  (13,415)  (1,384)   5,653
                                                     ----------  ---------  -------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................     96,495    (93,218)     627    (8,924)  11,019    9,032
NET ASSETS AT BEGINNING OF PERIOD...................    325,084    418,302   25,274    34,198   40,618   31,586
                                                     ----------  ---------  -------  --------  -------  -------
NET ASSETS AT END OF PERIOD......................... $  421,579  $ 325,084  $25,901  $ 25,274  $51,637  $40,618
                                                     ==========  =========  =======  ========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........     33,818     42,628    2,344     3,675    3,777    3,268
       Units issued.................................    151,340     81,407      196        57      202      692
       Units redeemed...............................   (140,250)   (90,217)    (822)   (1,388)    (316)    (183)
                                                     ----------  ---------  -------  --------  -------  -------
    Units outstanding at end of period..............     44,908     33,818    1,718     2,344    3,663    3,777
                                                     ==========  =========  =======  ========  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     --------------------------------------------------------
                                                          ADVANCED          ADVANCED           ADVANCED
                                                        SERIES TRUST      SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                                     -----------------  ----------------  ------------------
                                                                               AST                AST
                                                            AST            PARAMETRIC            PIMCO
                                                       NEW DISCOVERY    EMERGING MARKETS   LIMITED MATURITY
                                                      ASSET ALLOCATION       EQUITY              BOND
                                                     -----------------  ----------------  ------------------
                                                       2013   2012 (AS)   2013     2012     2013      2012
                                                     -------  --------- -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $   (64)  $   11   $  (217) $   (11) $ (1,290) $    (96)
Net realized gains (losses).........................     606       (2)        4    2,326    (1,289)    2,652
Change in unrealized gains (losses).................      31      173        35      674    (1,048)    1,027
                                                     -------   ------   -------  -------  --------  --------
Increase (decrease) in net assets from operations...     573      182      (178)   2,989    (3,627)    3,583
                                                     -------   ------   -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --       --        --       --        --        --
Benefit payments....................................      --       --        --       --      (238)    6,574
Payments on termination.............................      --       --      (441)  (1,142)  (19,441)   (7,000)
Contract Maintenance Charge.........................      (2)      (4)      (51)     (86)      (59)      (64)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  (2,624)   5,326        --   (6,537)   10,078     5,308
                                                     -------   ------   -------  -------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (2,626)   5,322      (492)  (7,765)   (9,660)    4,818
                                                     -------   ------   -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................  (2,053)   5,504      (670)  (4,776)  (13,287)    8,401
NET ASSETS AT BEGINNING OF PERIOD...................   5,504       --    16,507   21,283   116,152   107,751
                                                     -------   ------   -------  -------  --------  --------
NET ASSETS AT END OF PERIOD......................... $ 3,451   $5,504   $15,837  $16,507  $102,865  $116,152
                                                     =======   ======   =======  =======  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........     532       --     1,633    2,452     9,610     9,234
       Units issued.................................     650      558        --       55       877     1,002
       Units redeemed...............................    (897)     (26)      (49)    (874)   (1,673)     (626)
                                                     -------   ------   -------  -------  --------  --------
    Units outstanding at end of period..............     285      532     1,584    1,633     8,814     9,610
                                                     =======   ======   =======  =======  ========  ========

--------
(as)For the period beginning April 30, 2012 and ended December 31, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          ----------------------------------------------------------------------
                                                ADVANCED              ADVANCED                 ADVANCED
                                              SERIES TRUST          SERIES TRUST             SERIES TRUST
                                              SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                          -------------------  ----------------------  ------------------------
                                                  AST
                                                 PIMCO                   AST                      AST
                                              TOTAL RETURN          PRESERVATION              PRUDENTIAL
                                                  BOND            ASSET ALLOCATION       GROWTH ALLOCATION (F)
                                          -------------------  ----------------------  ------------------------
                                             2013      2012       2013        2012         2013         2012
                                          ---------  --------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (4,969) $  3,388  $ (133,308) $  (38,947) $  (141,018) $   (23,930)
Net realized gains (losses)..............     8,325     6,428     241,763     745,812      426,637      207,691
Change in unrealized gains (losses)......   (20,435)   18,697     492,352      (4,343)     968,355      834,151
                                          ---------  --------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   (17,079)   28,513     600,807     702,522    1,253,974    1,017,912
                                          ---------  --------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     1,725        --         434      49,500           --      540,393
Benefit payments.........................      (485)   13,140          --          --           --           --
Payments on termination..................   (46,711)  (44,969)   (670,785)   (855,252)  (2,650,308)  (1,301,143)
Contract Maintenance Charge..............       (69)      (79)    (26,415)    (29,876)     (45,400)     (39,926)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (263,869)   33,078     (97,841)    637,849      571,810      652,335
                                          ---------  --------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (309,409)    1,170    (794,607)   (197,779)  (2,123,898)    (148,341)
                                          ---------  --------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (326,488)   29,683    (193,800)    504,743     (869,924)     869,571
NET ASSETS AT BEGINNING OF
 PERIOD..................................   440,485   410,802   8,681,178   8,176,435   10,160,444    9,290,873
                                          ---------  --------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD.............. $ 113,997  $440,485  $8,487,378  $8,681,178  $ 9,290,520  $10,160,444
                                          =========  ========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    32,751    32,854     751,850     768,384    1,112,176    1,132,693
       Units issued......................       331     3,463      73,920     154,447      215,761      561,823
       Units redeemed....................   (24,560)   (3,566)   (141,682)   (170,981)    (450,020)    (582,340)
                                          ---------  --------  ----------  ----------  -----------  -----------
    Units outstanding at end of period...     8,522    32,751     684,088     751,850      877,917    1,112,176
                                          =========  ========  ==========  ==========  ===========  ===========

--------
(f)Previously known as AST First Trust Capital Appreciation Target

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                         --------------------------------------------------------------
                                              ADVANCED             ADVANCED              ADVANCED
                                            SERIES TRUST         SERIES TRUST          SERIES TRUST
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                         -----------------  ----------------------  ------------------
                                                AST                   AST                   AST
                                               QMA US                 RCM                SCHRODERS
                                            EQUITY ALPHA       WORLD TRENDS (AV)      GLOBAL TACTICAL
                                         -----------------  ----------------------  ------------------
                                           2013      2012      2013        2012       2013      2012
                                         --------  -------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)............ $   (564) $  (171) $  (26,760) $  (16,972) $ (6,172) $ (2,428)
Net realized gains (losses).............    3,983      147     111,268      79,295     8,771     5,574
Change in unrealized gains (losses).....    9,694    5,011      83,849      75,063    68,770    39,408
                                         --------  -------  ----------  ----------  --------  --------
Increase (decrease) in net assets from
 operations.............................   13,113    4,987     168,357     137,386    71,369    42,554
                                         --------  -------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits................................       --       --          --          --        --     4,500
Benefit payments........................     (566)  13,152          --          --        --        --
Payments on termination.................  (10,430)      --    (346,529)    (63,262)     (699)       --
Contract Maintenance Charge.............      (13)     (12)     (4,699)     (4,931)   (1,154)     (878)
Transfers among the sub-accounts and
 with the Fixed Account--net............   (1,891)      99      (8,259)     58,603    47,680   100,864
                                         --------  -------  ----------  ----------  --------  --------
Increase (decrease) in net assets from
 contract transactions..................  (12,900)  13,239    (359,487)     (9,590)   45,827   104,486
                                         --------  -------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS.......      213   18,226    (191,130)    127,796   117,196   147,040
NET ASSETS AT BEGINNING OF PERIOD.......   47,039   28,813   1,740,944   1,613,148   402,468   255,428
                                         --------  -------  ----------  ----------  --------  --------
NET ASSETS AT END OF PERIOD............. $ 47,252  $47,039  $1,549,814  $1,740,944  $519,664  $402,468
                                         ========  =======  ==========  ==========  ========  ========
UNITS OUTSTANDING
   Units outstanding at beginning of
     period.............................    4,838    3,491     168,568     169,607    38,412    27,825
      Units issued......................      388    1,458      10,298      20,177     9,078    12,625
      Units redeemed....................   (1,517)    (111)    (42,675)    (21,216)   (4,829)   (2,038)
                                         --------  -------  ----------  ----------  --------  --------
   Units outstanding at end of period...    3,709    4,838     136,191     168,568    42,661    38,412
                                         ========  =======  ==========  ==========  ========  ========

--------
(av)Previously known as AST CLS Moderate Asset Allocation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ---------------------------------------------------------
                                                           ADVANCED           ADVANCED           ADVANCED
                                                         SERIES TRUST       SERIES TRUST       SERIES TRUST
                                                          SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                                     --------------------  --------------   -----------------
                                                              AST
                                                     SCHRODERS MULTI-ASSET       AST               AST
                                                       WORLD STRATEGIES    SMALL-CAP GROWTH  SMALL-CAP VALUE
                                                     --------------------  --------------   -----------------
                                                        2013       2012     2013     2012     2013     2012
                                                     ---------  ---------  ------   ------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $ (12,371) $   5,301  $  (40)  $  (37) $  (339) $   (291)
Net realized gains (losses).........................    55,399     36,701     238       43      977     3,421
Change in unrealized gains (losses).................    48,715     27,409     757      301    7,324     1,709
                                                     ---------  ---------  ------   ------  -------  --------
Increase (decrease) in net assets from operations...    91,743     69,411     955      307    7,962     4,839
                                                     ---------  ---------  ------   ------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................        --         --      --       --       --        --
Benefit payments....................................        --         --      --       --       --        --
Payments on termination.............................  (266,115)  (161,392)     --       --     (365)     (309)
Contract Maintenance Charge.........................    (4,548)    (5,373)     (3)      (4)     (10)      (20)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    62,070    295,683    (306)     (45)    (559)  (11,983)
                                                     ---------  ---------  ------   ------  -------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (208,593)   128,918    (309)     (49)    (934)  (12,312)
                                                     ---------  ---------  ------   ------  -------  --------
INCREASE (DECREASE) IN NET ASSETS...................  (116,850)   198,329     646      258    7,028    (7,473)
NET ASSETS AT BEGINNING OF PERIOD...................   820,850    622,521   3,043    2,785   22,633    30,106
                                                     ---------  ---------  ------   ------  -------  --------
NET ASSETS AT END OF PERIOD......................... $ 704,000  $ 820,850  $3,689   $3,043  $29,661  $ 22,633
                                                     =========  =========  ======   ======  =======  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    79,826     66,246     248      251    2,040     3,175
       Units issued.................................     9,725     49,224      85       21      103        32
       Units redeemed...............................   (28,654)   (35,644)   (108)     (24)    (172)   (1,167)
                                                     ---------  ---------  ------   ------  -------  --------
    Units outstanding at end of period..............    60,897     79,826     225      248    1,971     2,040
                                                     =========  =========  ======   ======  =======  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ------------------------------------------------------------
                                                          ADVANCED             ADVANCED             ADVANCED
                                                        SERIES TRUST         SERIES TRUST         SERIES TRUST
                                                        SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                                     -----------------  ----------------------  ----------------
                                                            AST                   AST                  AST
                                                         TEMPLETON           T. ROWE PRICE        T. ROWE PRICE
                                                      GLOBAL BOND (G)      ASSET ALLOCATION       EQUITY INCOME
                                                     -----------------  ----------------------  ----------------
                                                       2013     2012       2013        2012       2013     2012
                                                     -------  --------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (793) $    601  $ (100,722) $  (17,720) $(1,145) $  (780)
Net realized gains (losses).........................    (278)    1,361     203,219     202,767      659       14
Change in unrealized gains (losses).................  (2,137)      817     745,014     398,400   17,723    7,635
                                                     -------  --------  ----------  ----------  -------  -------
Increase (decrease) in net assets from operations...  (3,208)    2,779     847,511     583,447   17,237    6,869
                                                     -------  --------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................   1,725        --       1,500      82,961       --       --
Benefit payments....................................      --        --          --          --     (573)  13,151
Payments on termination.............................  (4,568)  (38,786)   (212,567)   (188,578)  (2,917)    (493)
Contract Maintenance Charge.........................     (34)      (48)    (12,592)    (11,585)     (11)     (11)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (167)    3,435     291,611     (32,423)      (1)     174
                                                     -------  --------  ----------  ----------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................  (3,044)  (35,399)     67,952    (149,625)  (3,502)  12,821
                                                     -------  --------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................  (6,252)  (32,620)    915,463     433,822   13,735   19,690
NET ASSETS AT BEGINNING OF PERIOD...................  62,339    94,959   5,669,268   5,235,446   63,287   43,597
                                                     -------  --------  ----------  ----------  -------  -------
NET ASSETS AT END OF PERIOD......................... $56,087  $ 62,339  $6,584,731  $5,669,268  $77,022  $63,287
                                                     =======  ========  ==========  ==========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   4,941     7,844     507,385     523,825    7,690    6,155
       Units issued.................................     201       282      83,725      87,111       --    1,659
       Units redeemed...............................    (464)   (3,185)    (77,775)   (103,551)    (347)    (124)
                                                     -------  --------  ----------  ----------  -------  -------
    Units outstanding at end of period..............   4,678     4,941     513,335     507,385    7,343    7,690
                                                     =======  ========  ==========  ==========  =======  =======

--------
(g)Previously known as AST T. Rowe Price Global Bond

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                     ----------------------------------------------------------
                                                          ADVANCED           ADVANCED            ADVANCED
                                                        SERIES TRUST       SERIES TRUST        SERIES TRUST
                                                        SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                     -----------------  ------------------  ------------------
                                                            AST
                                                       T. ROWE PRICE            AST           AST WELLINGTON
                                                         LARGE-CAP         T. ROWE PRICE        MANAGEMENT
                                                           GROWTH        NATURAL RESOURCES     HEDGED EQUITY
                                                     -----------------  ------------------  ------------------
                                                       2013      2012     2013      2012      2013      2012
                                                     --------  -------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   (461) $  (481) $ (1,777) $ (1,137) $ (2,054) $ (1,459)
Net realized gains (losses).........................   12,960    1,272    (1,992)   (2,180)    7,121       267
Change in unrealized gains (losses).................     (452)   4,292    19,458     5,601    17,117    11,167
                                                     --------  -------  --------  --------  --------  --------
Increase (decrease) in net assets from operations...   12,047    5,083    15,689     2,284    22,184     9,975
                                                     --------  -------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................       --       --     4,486       131        --        --
Benefit payments....................................       --       --        --        --        --        --
Payments on termination.............................  (27,289)      --    (7,320)   (3,908)     (237)       --
Contract Maintenance Charge.........................      (17)     (18)      (57)      (62)      (40)      (58)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     (329)  (4,267)   (3,516)    4,786    19,457     2,264
                                                     --------  -------  --------  --------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (27,635)  (4,285)   (6,407)      947    19,180     2,206
                                                     --------  -------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................  (15,588)     798     9,282     3,231    41,364    12,181
NET ASSETS AT BEGINNING OF PERIOD...................   32,697   31,899   117,212   113,981   118,647   106,466
                                                     --------  -------  --------  --------  --------  --------
NET ASSETS AT END OF PERIOD......................... $ 17,109  $32,697  $126,494  $117,212  $160,011  $118,647
                                                     ========  =======  ========  ========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    2,835    3,213    13,614    13,521    13,594    13,333
       Units issued.................................       97    1,361     1,901       997     5,827       558
       Units redeemed...............................   (1,899)  (1,739)   (2,600)     (904)   (3,977)     (297)
                                                     --------  -------  --------  --------  --------  --------
    Units outstanding at end of period..............    1,033    2,835    12,915    13,614    15,444    13,594
                                                     ========  =======  ========  ========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ----------------------------------------------------------------------
                                                                    ALLIANCE                   ALLIANCE
                                              ADVANCED         BERNSTEIN VARIABLE         BERNSTEIN VARIABLE
                                            SERIES TRUST       PRODUCT SERIES FUND       PRODUCT SERIES FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
                                          ----------------  ------------------------  -------------------------
                                          AST WESTERN ASSET         ALLIANCE            ALLIANCE BERNSTEIN VPS
                                           CORE PLUS BOND     BERNSTEIN VPS GROWTH         GROWTH & INCOME
                                          ----------------  ------------------------  -------------------------
                                            2013     2012       2013         2012         2013          2012
                                          -------  -------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (129) $   (43) $  (352,126) $  (371,560) $   (325,040) $  (205,673)
Net realized gains (losses)..............       1        3    1,709,028      906,925     1,964,502     (622,276)
Change in unrealized gains (losses)......    (199)     175    4,574,781    2,022,707    15,892,116    9,658,628
                                          -------  -------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................    (327)     135    5,931,683    2,558,072    17,531,578    8,830,679
                                          -------  -------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      --       --        5,109          297        16,240       19,599
Benefit payments.........................    (482)  13,144     (733,167)    (450,417)   (2,016,602)  (1,434,969)
Payments on termination..................      --       --   (3,390,164)  (2,702,211)   (8,359,550)  (6,180,072)
Contract Maintenance Charge..............      --       --      (43,687)     (53,854)      (64,507)     (75,684)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      --      123     (414,657)    (555,814)   (2,690,439)  (1,696,289)
                                          -------  -------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................    (482)  13,267   (4,576,566)  (3,761,999)  (13,114,858)  (9,367,415)
                                          -------  -------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (809)  13,402    1,355,117   (1,203,927)    4,416,720     (536,736)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  13,402       --   21,048,434   22,252,361    59,851,746   60,388,482
                                          -------  -------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF PERIOD.............. $12,593  $13,402  $22,403,551  $21,048,434  $ 64,268,466  $59,851,746
                                          =======  =======  ===========  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,081       --    2,043,765    2,393,760     4,651,863    5,403,318
       Units issued......................      --    1,124       60,393       48,119        79,216      136,850
       Units redeemed....................     (39)     (43)    (415,500)    (398,114)     (941,513)    (888,305)
                                          -------  -------  -----------  -----------  ------------  -----------
    Units outstanding at end of period...   1,042    1,081    1,688,658    2,043,765     3,789,566    4,651,863
                                          =======  =======  ===========  ===========  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                    -----------------------------------------------------------------------------
                                            ALLIANCE                  ALLIANCE                  ALLIANCE
                                       BERNSTEIN VARIABLE        BERNSTEIN VARIABLE        BERNSTEIN VARIABLE
                                       PRODUCT SERIES FUND       PRODUCT SERIES FUND       PRODUCT SERIES FUND
                                           SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                    ------------------------  ------------------------  ------------------------
                                     ALLIANCE BERNSTEIN VPS    ALLIANCE BERNSTEIN VPS    ALLIANCE BERNSTEIN VPS
                                       INTERNATIONAL VALUE        LARGE CAP GROWTH         SMALL/MID CAP VALUE
                                    ------------------------  ------------------------  ------------------------
                                        2013         2012         2013         2012         2013         2012
                                    -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   533,896  $   (49,018) $  (305,469) $  (293,468) $  (241,922) $  (263,785)
Net realized gains (losses)........    (838,996)  (1,541,139)   1,012,750      384,760    2,466,286      981,954
Change in unrealized gains
 (losses)..........................   2,885,229    3,365,049    4,856,891    2,192,621    3,532,808    2,161,593
                                    -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations...................   2,580,129    1,774,892    5,564,172    2,283,913    5,757,172    2,879,762
                                    -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................       5,262       10,507        2,460        3,538       10,100        3,600
Benefit payments...................    (334,169)    (386,819)    (397,042)    (451,558)    (459,217)    (453,719)
Payments on termination............  (2,792,188)  (2,109,077)  (1,617,770)  (1,315,186)  (3,756,404)  (2,938,544)
Contract Maintenance Charge........     (53,719)     (65,605)     (17,179)     (18,634)     (71,597)     (80,749)
Transfers among the sub-accounts
 and with the Fixed
 Account--net......................    (770,835)    (317,571)    (704,166)     (93,541)    (580,994)    (344,354)
                                    -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (3,945,649)  (2,868,565)  (2,733,697)  (1,875,381)  (4,858,112)  (3,813,766)
                                    -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (1,365,520)  (1,093,673)   2,830,475      408,532      899,060     (934,004)
NET ASSETS AT BEGINNING
 OF PERIOD.........................  14,231,456   15,325,129   17,489,451   17,080,919   18,040,271   18,974,275
                                    -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $12,865,936  $14,231,456  $20,319,926  $17,489,451  $18,939,331  $18,040,271
                                    ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   1,567,420    1,895,514    2,203,731    2,470,154      834,393    1,021,710
       Units issued................      59,790      130,163       45,294      186,645       21,480       28,205
       Units redeemed..............    (451,404)    (458,257)    (362,662)    (453,068)    (208,986)    (215,522)
                                    -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period........................   1,175,806    1,567,420    1,886,363    2,203,731      646,887      834,393
                                    ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                     ----------------------------------------------------------
                                                            ALLIANCE             AMERICAN         AMERICAN
                                                       BERNSTEIN VARIABLE    CENTURY VARIABLE  CENTURY VARIABLE
                                                       PRODUCT SERIES FUND   PORTFOLIOS, INC.  PORTFOLIOS, INC.
                                                           SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT
                                                     ----------------------  ----------------  --------------
                                                            ALLIANCE         AMERICAN CENTURY  AMERICAN CENTURY
                                                       BERNSTEIN VPS VALUE      VP BALANCED    VP INTERNATIONAL
                                                     ----------------------  ----------------  --------------
                                                        2013        2012       2013     2012    2013     2012
                                                     ----------  ----------  -------  -------  ------   ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $    1,646  $      265  $    15  $    65  $   12   $  (29)
Net realized gains (losses).........................     35,588     (52,577)     343       41      18        6
Change in unrealized gains (losses).................    336,755     238,729    1,315      950   1,011      844
                                                     ----------  ----------  -------  -------  ------   ------
Increase (decrease) in net assets from operations...    373,989     186,417    1,673    1,056   1,041      821
                                                     ----------  ----------  -------  -------  ------   ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................         --          --       --       --      --       --
Benefit payments....................................   (126,144)    (32,255)      --       --      --       --
Payments on termination.............................   (352,863)   (200,723)    (741)    (687)     --       --
Contract Maintenance Charge.........................     (4,849)     (5,515)      --       --      (4)      (3)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   (153,404)    (38,067)      --       --       2       (1)
                                                     ----------  ----------  -------  -------  ------   ------
Increase (decrease) in net assets from contract
 transactions.......................................   (637,260)   (276,560)    (741)    (687)     (2)      (4)
                                                     ----------  ----------  -------  -------  ------   ------
INCREASE (DECREASE) IN NET ASSETS...................   (263,271)    (90,143)     932      369   1,039      817
NET ASSETS AT BEGINNING OF PERIOD...................  1,352,328   1,442,471   10,727   10,358   5,049    4,232
                                                     ----------  ----------  -------  -------  ------   ------
NET ASSETS AT END OF PERIOD......................... $1,089,057  $1,352,328  $11,659  $10,727  $6,088   $5,049
                                                     ==========  ==========  =======  =======  ======   ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    138,625     167,471      606      645     321      322
       Units issued.................................      3,209       2,670       --       --      --       --
       Units redeemed...............................    (58,293)    (31,516)     (37)     (39)     --       (1)
                                                     ----------  ----------  -------  -------  ------   ------
    Units outstanding at end of period..............     83,541     138,625      569      606     321      321
                                                     ==========  ==========  =======  =======  ======   ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                     -----------------------------------------------------------
                                                          DREYFUS
                                                     SOCIALLY RESPONSIBLE    DREYFUS STOCK     DREYFUS VARIABLE
                                                     GROWTH FUND, INC.        INDEX FUND       INVESTMENT FUND
                                                        SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
                                                     -------------------  ------------------  -----------------
                                                          DREYFUS
                                                     SOCIALLY RESPONSIBLE    DREYFUS STOCK       VIF GROWTH &
                                                        GROWTH FUND           INDEX FUND            INCOME
                                                     -------------------  ------------------  -----------------
                                                       2013       2012      2013      2012      2013     2012
                                                      -------   -------   --------  --------  -------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $    (7)   $   (78)  $  2,085  $  2,770  $  (471) $    (68)
Net realized gains (losses).........................     153         18     11,317    26,618    2,202       230
Change in unrealized gains (losses).................   4,794      1,532    117,942    31,254   23,042    12,853
                                                      -------   -------   --------  --------  -------  --------
Increase (decrease) in net assets from operations...   4,940      1,472    131,344    60,642   24,773    13,015
                                                      -------   -------   --------  --------  -------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --         --         --        --       --        --
Benefit payments....................................      --         --    (13,552)   (7,727)      --        --
Payments on termination.............................    (524)        --    (12,913)  (26,638)  (9,186)  (21,379)
Contract Maintenance Charge.........................      (9)        (9)      (217)     (293)     (80)      (83)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      --         --       (594)  (16,734)    (446)   (3,922)
                                                      -------   -------   --------  --------  -------  --------
Increase (decrease) in net assets from contract
 transactions.......................................    (533)        (9)   (27,276)  (51,392)  (9,712)  (25,384)
                                                      -------   -------   --------  --------  -------  --------
INCREASE (DECREASE) IN NET ASSETS...................   4,407      1,463    104,068     9,250   15,061   (12,369)
NET ASSETS AT BEGINNING OF PERIOD...................  15,446     13,983    451,021   441,771   75,208    87,577
                                                      -------   -------   --------  --------  -------  --------
NET ASSETS AT END OF PERIOD......................... $19,853    $15,446   $555,089  $451,021  $90,269  $ 75,208
                                                      =======   =======   ========  ========  =======  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   1,399      1,400     34,786    38,924    5,860     8,262
       Units issued.................................      --         --         --        --       --        --
       Units redeemed...............................     (45)        (1)    (1,839)   (4,138)    (651)   (2,402)
                                                      -------   -------   --------  --------  -------  --------
    Units outstanding at end of period..............   1,354      1,399     32,947    34,786    5,209     5,860
                                                      =======   =======   ========  ========  =======  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 ----------------------------------------------------------------
                                                   DREYFUS VARIABLE      DWS INVESTMENTS      DWS INVESTMENTS
                                                    INVESTMENT FUND     VARIABLE SERIES I    VARIABLE SERIES I
                                                      SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                 --------------------  ------------------  ---------------------
                                                          VIF                                       DWS
                                                     MONEY MARKET        DWS BOND VIP A     CAPITAL GROWTH VIP A
                                                 --------------------  ------------------  ---------------------
                                                    2013       2012      2013      2012       2013        2012
                                                 ---------  ---------  --------  --------  ----------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (6,522) $  (7,772) $  9,034  $ 12,238  $    5,097  $   1,426
Net realized gains (losses).....................        --         --        50       (69)     31,571     35,902
Change in unrealized gains (losses).............        --         (1)  (21,024)   11,227     249,928    106,507
                                                 ---------  ---------  --------  --------  ----------  ---------
Increase (decrease) in net assets from
 operations.....................................    (6,522)    (7,773)  (11,940)   23,396     286,596    143,835
                                                 ---------  ---------  --------  --------  ----------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       200        708        --       900       5,150      1,900
Benefit payments................................    (3,500)    (3,842)   (4,849)   (4,012)     (2,418)   (20,110)
Payments on termination.........................  (207,811)  (265,019)  (31,176)  (28,152)    (77,208)  (161,104)
Contract Maintenance Charge.....................      (206)      (294)       --        --          --         --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   136,501    205,464   (18,093)   77,536     (34,575)    (3,610)
                                                 ---------  ---------  --------  --------  ----------  ---------
Increase (decrease) in net assets from contract
 transactions...................................   (74,816)   (62,983)  (54,118)   46,272    (109,051)  (182,924)
                                                 ---------  ---------  --------  --------  ----------  ---------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (81,338)   (70,756)  (66,058)   69,668     177,545    (39,089)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   506,049    576,805   365,214   295,546     928,154    967,243
                                                 ---------  ---------  --------  --------  ----------  ---------
NET ASSETS AT END OF PERIOD..................... $ 424,711  $ 506,049  $299,156  $365,214  $1,105,699  $ 928,154
                                                 =========  =========  ========  ========  ==========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    47,307     53,463    23,425    20,291      68,686     82,485
       Units issued.............................    14,673     19,763       277     5,417         643        669
       Units redeemed...........................   (21,525)   (25,919)   (3,775)   (2,283)     (8,137)   (14,468)
                                                 ---------  ---------  --------  --------  ----------  ---------
    Units outstanding at end of period..........    40,455     47,307    19,927    23,425      61,192     68,686
                                                 =========  =========  ========  ========  ==========  =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 ---------------------------------------------------------------
                                                   DWS INVESTMENTS       DWS INVESTMENTS       DWS INVESTMENTS
                                                  VARIABLE SERIES I     VARIABLE SERIES I     VARIABLE SERIES I
                                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                 ------------------  ----------------------  ------------------
                                                         DWS            DWS GLOBAL SMALL      DWS INTERNATIONAL
                                                  CORE EQUITY VIP A     CAP GROWTH VIP A            VIP A
                                                 ------------------  ----------------------  ------------------
                                                   2013      2012       2013        2012       2013      2012
                                                 --------  --------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  2,705  $  2,088  $   (1,138) $     (424) $ 12,181  $  4,266
Net realized gains (losses).....................    4,592     1,020     102,366      59,619   (22,966)  (10,641)
Change in unrealized gains (losses).............  139,463    53,091     226,793      84,629    61,816    61,118
                                                 --------  --------  ----------  ----------  --------  --------
Increase (decrease) in net assets from
 operations.....................................  146,760    56,199     328,021     143,824    51,031    54,743
                                                 --------  --------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits........................................    1,500     1,275       1,855       1,480       255       480
Benefit payments................................     (308)     (465)         --     (34,408)     (549)     (247)
Payments on termination.........................  (25,778)  (78,240)   (148,650)    (96,316)  (60,120)  (11,061)
Contract Maintenance Charge.....................       --        --          --          --        --        --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  107,139    (2,266)     (7,052)    (67,078)  (23,849)   (8,847)
                                                 --------  --------  ----------  ----------  --------  --------
Increase (decrease) in net assets from contract
 transactions...................................   82,553   (79,696)   (153,847)   (196,322)  (84,263)  (19,675)
                                                 --------  --------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  229,313   (23,497)    174,174     (52,498)  (33,232)   35,068
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  381,962   405,459   1,001,339   1,053,837   323,595   288,527
                                                 --------  --------  ----------  ----------  --------  --------
NET ASSETS AT END OF PERIOD..................... $611,275  $381,962  $1,175,513  $1,001,339  $290,363  $323,595
                                                 ========  ========  ==========  ==========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   31,832    38,834      38,026      45,832    28,757    30,705
       Units issued.............................    7,483       830       2,256          69        98       133
       Units redeemed...........................   (1,973)   (7,832)     (7,240)     (7,875)   (7,268)   (2,081)
                                                 --------  --------  ----------  ----------  --------  --------
    Units outstanding at end of period..........   37,342    31,832      33,042      38,026    21,587    28,757
                                                 ========  ========  ==========  ==========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 -----------------------------------------------------------------
                                                     DWS INVESTMENTS       DWS INVESTMENTS       DWS INVESTMENTS
                                                   VARIABLE SERIES II    VARIABLE SERIES II    VARIABLE SERIES II
                                                       SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                 ----------------------  --------------------  ------------------
                                                    DWS GLOBAL INCOME            DWS            DWS SMALL MID CAP
                                                    BUILDER VIP A II     MONEY MARKET VIP A II   GROWTH VIP A II
                                                 ----------------------  --------------------  ------------------
                                                    2013        2012       2013       2012       2013      2012
                                                 ----------  ----------  --------   --------   --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   18,103  $   10,053  $ (1,271)  $ (1,576)  $ (2,017) $ (2,120)
Net realized gains (losses).....................     24,638       5,837        --         --      8,124    10,985
Change in unrealized gains (losses).............    147,247     125,117        --         (1)   109,504    34,589
                                                 ----------  ----------  --------   --------   --------  --------
Increase (decrease) in net assets from
 operations.....................................    189,988     141,007    (1,271)    (1,577)   115,611    43,454
                                                 ----------  ----------  --------   --------   --------  --------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits........................................         --          --     1,500    (25,904)       540       540
Benefit payments................................     (5,895)     11,083        --         --         --   (12,292)
Payments on termination.........................    (26,508)    (64,276)       --    (60,750)   (18,005)  (76,141)
Contract Maintenance Charge.....................         --          --        --         --         --        --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (111,197)     (9,752)   (4,458)     2,872      4,603     2,282
                                                 ----------  ----------  --------   --------   --------  --------
Increase (decrease) in net assets from contract
 transactions...................................   (143,600)    (62,945)   (2,958)   (83,782)   (12,862)  (85,611)
                                                 ----------  ----------  --------   --------   --------  --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................     46,388      78,062    (4,229)   (85,359)   102,749   (42,157)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,263,303   1,185,241   173,294    258,653    281,653   323,810
                                                 ----------  ----------  --------   --------   --------  --------
NET ASSETS AT END OF PERIOD..................... $1,309,691  $1,263,303  $169,065   $173,294   $384,402  $281,653
                                                 ==========  ==========  ========   ========   ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................     97,256     102,358    16,649     24,653     22,630    29,526
       Units issued.............................        321       1,495       207      4,996      1,570       647
       Units redeemed...........................    (10,490)     (6,597)     (492)   (13,000)    (2,421)   (7,543)
                                                 ----------  ----------  --------   --------   --------  --------
    Units outstanding at end of period..........     87,087      97,256    16,364     16,649     21,779    22,630
                                                 ==========  ==========  ========   ========   ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -------------------------------------------------------------------------
                                                  FEDERATED            FIDELITY VARIABLE      FIDELITY VARIABLE
                                              INSURANCE SERIES      INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND
                                                 SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
                                          ------------------------  ----------------------  ----------------------
                                                  FEDERATED
                                             PRIME MONEY FUND II        VIP CONTRAFUND        VIP EQUITY-INCOME
                                          ------------------------  ----------------------  ----------------------
                                              2013         2012        2013        2012        2013        2012
                                          -----------  -----------  ----------  ----------  ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (89,202) $  (111,517) $  (14,371) $   (4,659) $   8,022   $  12,274
Net realized gains (losses)..............          --           --     147,889      88,885     69,969      39,853
Change in unrealized gains (losses)......          --           --   1,132,256     605,582    111,031      71,357
                                          -----------  -----------  ----------  ----------  ---------   ---------
Increase (decrease) in net assets from
 operations..............................     (89,202)    (111,517)  1,265,774     689,808    189,022     123,484
                                          -----------  -----------  ----------  ----------  ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       2,060        2,060      45,456      52,955        180       5,939
Benefit payments.........................    (260,882)    (291,988)    (19,713)    (85,307)       (43)    (45,891)
Payments on termination..................    (929,560)  (1,024,545)   (547,633)   (870,050)  (120,473)   (183,281)
Contract Maintenance Charge..............      (5,311)      (6,694)     (4,132)     (4,672)      (447)       (444)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (116,589)    (305,914)     43,323     (92,303)   (39,289)    (36,040)
                                          -----------  -----------  ----------  ----------  ---------   ---------
Increase (decrease) in net assets from
 contract transactions...................  (1,310,282)  (1,627,081)   (482,699)   (999,377)  (160,072)   (259,717)
                                          -----------  -----------  ----------  ----------  ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,399,484)  (1,738,598)    783,075    (309,569)    28,950    (136,233)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   7,077,156    8,815,754   4,535,286   4,844,855    783,933     920,166
                                          -----------  -----------  ----------  ----------  ---------   ---------
NET ASSETS AT END OF PERIOD.............. $ 5,677,672  $ 7,077,156  $5,318,361  $4,535,286  $ 812,883   $ 783,933
                                          ===========  ===========  ==========  ==========  =========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     588,731      726,735     263,140     322,241     54,013      73,046
       Units issued......................      12,330       10,223       9,511       8,327         24         515
       Units redeemed....................    (120,089)    (148,227)    (34,463)    (67,428)    (9,920)    (19,548)
                                          -----------  -----------  ----------  ----------  ---------   ---------
    Units outstanding at end of period...     480,972      588,731     238,188     263,140     44,117      54,013
                                          ===========  ===========  ==========  ==========  =========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                           -----------------------------------------------------------------------
                                              FIDELITY VARIABLE      FIDELITY VARIABLE        FIDELITY VARIABLE
                                           INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND
                                                 SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                           ----------------------  ---------------------   ----------------------
                                                 VIP GROWTH           VIP HIGH INCOME           VIP INDEX 500
                                           ----------------------  ---------------------   ----------------------
                                              2013        2012        2013        2012        2013        2012
                                           ----------  ----------  ---------   ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (34,097) $  (23,875) $  29,365   $   33,783  $   20,575  $   24,340
Net realized gains (losses)...............    114,236      59,579        223       (7,980)    251,073     165,676
Change in unrealized gains (losses).......    865,175     340,945      2,822       84,727     820,621     367,424
                                           ----------  ----------  ---------   ----------  ----------  ----------
Increase (decrease) in net assets from
 operations...............................    945,314     376,649     32,410      110,530   1,092,269     557,440
                                           ----------  ----------  ---------   ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................     12,230      16,329      2,662        9,935      18,944      15,995
Benefit payments..........................    (37,753)    (61,926)    (3,954)     (35,210)     (3,680)   (129,594)
Payments on termination...................   (304,622)   (392,288)  (160,763)    (263,275)   (611,200)   (579,355)
Contract Maintenance Charge...............     (3,384)     (3,694)      (689)        (822)     (3,030)     (3,435)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    101,025      21,622     (4,828)     (27,684)     85,463     (69,588)
                                           ----------  ----------  ---------   ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions....................   (232,504)   (419,957)  (167,572)    (317,056)   (513,503)   (765,977)
                                           ----------  ----------  ---------   ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................    712,810     (43,308)  (135,162)    (206,526)    578,766    (208,537)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  2,865,325   2,908,633    808,851    1,015,377   3,820,615   4,029,152
                                           ----------  ----------  ---------   ----------  ----------  ----------
NET ASSETS AT END OF PERIOD............... $3,578,135  $2,865,325  $ 673,689   $  808,851  $4,399,381  $3,820,615
                                           ==========  ==========  =========   ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    281,094     320,931     54,034       76,524     350,105     421,458
       Units issued.......................     14,845      13,924        731        1,697      22,454       8,093
       Units redeemed.....................    (34,440)    (53,761)   (11,614)     (24,187)    (63,415)    (79,446)
                                           ----------  ----------  ---------   ----------  ----------  ----------
    Units outstanding at end of period....    261,499     281,094     43,151       54,034     309,144     350,105
                                           ==========  ==========  =========   ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                           -----------------------------------------------------------------------
                                                                                           FIDELITY VARIABLE
                                              FIDELITY VARIABLE      FIDELITY VARIABLE     INSURANCE PRODUCTS FUND
                                           INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND (SERVICE CLASS 2)
                                                 SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                           ----------------------  ---------------------   -----------------------
                                                                                               VIP ASSET
                                                     VIP                                     MANAGER GROWTH
                                            INVESTMENT GRADE BOND       VIP OVERSEAS          (SERVICE CLASS 2)
                                           ----------------------  ---------------------   --------------------
                                              2013        2012        2013         2012       2013         2012
                                           ----------  ----------  ----------   ---------   --------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   12,682  $   12,903  $      831   $   5,234  $   (652)    $  (141)
Net realized gains (losses)...............     17,286      52,028      14,367     (27,526)   19,496         374
Change in unrealized gains (losses).......    (69,382)        593     229,340     191,337    (9,255)      6,429
                                           ----------  ----------  ----------   ---------   --------     -------
Increase (decrease) in net assets from
 operations...............................    (39,414)     65,524     244,538     169,045     9,589       6,662
                                           ----------  ----------  ----------   ---------   --------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      5,969       5,236         810       5,698        --          --
Benefit payments..........................     (1,119)    (13,598)     (4,812)    (18,991)       --          --
Payments on termination...................   (150,468)   (222,956)   (118,099)   (110,718)  (53,116)         --
Contract Maintenance Charge...............     (1,129)     (1,402)       (890)       (948)       (9)         (9)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     18,788       5,549      87,276     (32,825)       --         105
                                           ----------  ----------  ----------   ---------   --------     -------
Increase (decrease) in net assets from
 contract transactions....................   (127,959)   (227,171)    (35,715)   (157,784)  (53,125)         96
                                           ----------  ----------  ----------   ---------   --------     -------
INCREASE (DECREASE) IN NET
 ASSETS...................................   (167,373)   (161,647)    208,823      11,261   (43,536)      6,758
NET ASSETS AT BEGINNING OF
 PERIOD...................................  1,353,638   1,515,285     946,236     934,975    56,047      49,289
                                           ----------  ----------  ----------   ---------   --------     -------
NET ASSETS AT END OF PERIOD............... $1,186,265  $1,353,638  $1,155,059   $ 946,236  $ 12,511     $56,047
                                           ==========  ==========  ==========   =========   ========     =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     71,032      83,214      83,967      99,068     4,536       4,527
       Units issued.......................      2,244       4,517      22,022       6,270        --           9
       Units redeemed.....................     (9,132)    (16,699)    (26,350)    (21,371)   (3,672)         --
                                           ----------  ----------  ----------   ---------   --------     -------
    Units outstanding at end of period....     64,144      71,032      79,639      83,967       864       4,536
                                           ==========  ==========  ==========   =========   ========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------------
                                               FIDELITY VARIABLE        FIDELITY VARIABLE         FIDELITY VARIABLE
                                            INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                               (SERVICE CLASS 2)        (SERVICE CLASS 2)         (SERVICE CLASS 2)
                                                  SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                          --------------------------  ----------------------  ------------------------
                                                                                                     VIP FREEDOM
                                                VIP CONTRAFUND          VIP EQUITY-INCOME          2010 PORTFOLIO
                                               (SERVICE CLASS 2)        (SERVICE CLASS 2)         (SERVICE CLASS 2)
                                          --------------------------  ----------------------  ------------------------
                                              2013          2012         2013        2012         2013         2012
                                          ------------  ------------  ---------   ---------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (446,929) $   (329,503) $   3,186   $   8,025   $   (31,287) $    (3,041)
Net realized gains (losses)..............    1,852,078      (940,831)    55,182      34,466       406,981      230,411
Change in unrealized gains (losses)......   11,905,074     9,219,358     97,733      56,491       363,704      545,104
                                          ------------  ------------  ---------   ---------   -----------  -----------
Increase (decrease) in net assets from
 operations..............................   13,310,223     7,949,024    156,101      98,982       739,398      772,474
                                          ------------  ------------  ---------   ---------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       34,433        73,846         --          --         6,198        8,211
Benefit payments.........................   (1,581,791)   (1,475,959)   (21,941)    (22,517)     (172,100)    (158,323)
Payments on termination..................  (11,702,796)   (9,386,163)  (153,809)    (97,382)   (2,436,392)  (1,176,327)
Contract Maintenance Charge..............     (207,343)     (251,239)      (254)       (293)      (29,096)     (35,834)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (1,633,185)   (3,180,036)    (2,045)     (7,022)     (141,614)    (290,891)
                                          ------------  ------------  ---------   ---------   -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (15,090,682)  (14,219,551)  (178,049)   (127,214)   (2,773,004)  (1,653,164)
                                          ------------  ------------  ---------   ---------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (1,780,459)   (6,270,527)   (21,948)    (28,232)   (2,033,606)    (880,690)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   52,722,898    58,993,425    662,316     690,548     7,848,528    8,729,218
                                          ------------  ------------  ---------   ---------   -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 50,942,439  $ 52,722,898  $ 640,368   $ 662,316   $ 5,814,922  $ 7,848,528
                                          ============  ============  =========   =========   ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    4,187,770     5,398,327     53,584      64,523       659,208      804,202
       Units issued......................      204,899       305,003        480       2,412        15,645       61,405
       Units redeemed....................   (1,240,774)   (1,515,560)   (12,885)    (13,351)     (237,115)    (206,399)
                                          ------------  ------------  ---------   ---------   -----------  -----------
    Units outstanding at end of
     period..............................    3,151,895     4,187,770     41,179      53,584       437,738      659,208
                                          ============  ============  =========   =========   ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -------------------------------------------------------------------------
                                              FIDELITY VARIABLE        FIDELITY VARIABLE       FIDELITY VARIABLE
                                           INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND
                                              (SERVICE CLASS 2)        (SERVICE CLASS 2)       (SERVICE CLASS 2)
                                                 SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                          ------------------------  ----------------------  ----------------------
                                                 VIP FREEDOM              VIP FREEDOM             VIP FREEDOM
                                               2020 PORTFOLIO           2030 PORTFOLIO         INCOME PORTFOLIO
                                              (SERVICE CLASS 2)        (SERVICE CLASS 2)       (SERVICE CLASS 2)
                                          ------------------------  ----------------------  ----------------------
                                              2013         2012        2013        2012        2013        2012
                                          -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (15,850) $     5,132  $   (2,848) $    8,795  $  (10,839) $  (16,465)
Net realized gains (losses)..............     313,654      168,122     117,390      44,875      56,745      72,846
Change in unrealized gains (losses)......     436,212      463,264     331,411     244,633      28,443      78,045
                                          -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................     734,016      636,518     445,953     298,303      74,349     134,426
                                          -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       2,208        1,320         250          --          --      12,000
Benefit payments.........................    (104,203)    (242,560)   (117,254)         --     (35,901)    (29,209)
Payments on termination..................    (814,285)    (668,997)   (216,633)   (341,094)   (605,934)   (714,197)
Contract Maintenance Charge..............     (27,984)     (31,205)    (10,828)    (11,917)    (10,279)    (14,551)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (339,823)    (108,157)     73,154     333,246     (11,157)   (107,242)
                                          -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (1,284,087)  (1,049,599)   (271,311)    (19,765)   (663,271)   (853,199)
                                          -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (550,071)    (413,081)    174,642     278,538    (588,922)   (718,773)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   5,752,855    6,165,936   2,447,912   2,169,374   2,444,962   3,163,735
                                          -----------  -----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $ 5,202,784  $ 5,752,855  $2,622,554  $2,447,912  $1,856,040  $2,444,962
                                          ===========  ===========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     498,523      594,811     219,057     220,258     207,159     280,502
       Units issued......................      29,238       60,269      23,026      40,361       2,745      19,187
       Units redeemed....................    (131,151)    (156,557)    (45,479)    (41,562)    (58,253)    (92,530)
                                          -----------  -----------  ----------  ----------  ----------  ----------
    Units outstanding at end of
     period..............................     396,610      498,523     196,604     219,057     151,651     207,159
                                          ===========  ===========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -------------------------------------------------------------------------
                                           FIDELITY VARIABLE          FIDELITY VARIABLE        FIDELITY VARIABLE
                                          INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                           (SERVICE CLASS 2)          (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                              SUB-ACCOUNT                SUB-ACCOUNT              SUB-ACCOUNT
                                          ----------------------  ------------------------  ----------------------
                                              VIP GROWTH             VIP GROWTH & INCOME       VIP GROWTH STOCK
                                           (SERVICE CLASS 2)          (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                          ----------------------  ------------------------  ----------------------
                                            2013        2012          2013         2012        2013        2012
                                           --------    --------   -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ (2,047)   $ (1,614)   $    (3,900) $    38,479  $  (16,712) $  (15,244)
Net realized gains (losses)..............    4,997       4,773        600,442      169,779     207,935     113,858
Change in unrealized gains (losses)......   35,819      11,632      2,697,176    1,568,381     168,259     113,991
                                           --------    --------   -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................   38,769      14,791      3,293,718    1,776,639     359,482     212,605
                                           --------    --------   -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       60          60            300          300          --       5,296
Benefit payments.........................       --          --       (251,966)    (234,471)     (6,147)    (30,267)
Payments on termination..................   (9,408)    (18,080)    (1,365,215)  (1,217,146)    (68,716)    (78,050)
Contract Maintenance Charge..............      (92)        (98)       (30,724)     (36,193)     (3,817)     (5,519)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (980)         70       (500,648)      (4,363)    136,740    (291,116)
                                           --------    --------   -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (10,420)    (18,048)    (2,148,253)  (1,491,873)     58,060    (399,656)
                                           --------    --------   -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   28,349      (3,257)     1,145,465      284,766     417,542    (187,051)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  117,016     120,273     11,478,571   11,193,805   1,128,055   1,315,106
                                           --------    --------   -----------  -----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $145,365    $117,016    $12,624,036  $11,478,571  $1,545,597  $1,128,055
                                           ========    ========   ===========  ===========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   11,776      13,698        906,090    1,028,331      92,121     125,392
       Units issued......................       13          69         31,362       47,114      32,205      37,636
       Units redeemed....................     (909)     (1,991)      (176,869)    (169,355)    (28,960)    (70,907)
                                           --------    --------   -----------  -----------  ----------  ----------
    Units outstanding at end of
     period..............................   10,880      11,776        760,583      906,090      95,366      92,121
                                           ========    ========   ===========  ===========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -------------------------------------------------------------------------
                                             FIDELITY VARIABLE        FIDELITY VARIABLE     FIDELITY VARIABLE
                                          INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                             (SERVICE CLASS 2)        (SERVICE CLASS 2)     (SERVICE CLASS 2)
                                                SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT
                                          -----------------------  -----------------------  ----------------------
                                                                                            VIP INVESTMENT
                                              VIP HIGH INCOME           VIP INDEX 500         GRADE BOND
                                             (SERVICE CLASS 2)        (SERVICE CLASS 2)     (SERVICE CLASS 2)
                                          -----------------------  -----------------------  ----------------------
                                             2013         2012        2013         2012      2013        2012
                                          ----------  -----------  ----------  -----------    ------      ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  201,161  $   223,293  $   15,920  $    16,013  $   17      $   10
Net realized gains (losses)..............     34,239       17,011     444,560      237,095      23          42
Change in unrealized gains (losses)......    (25,601)     483,883   1,606,292      634,984     (99)          6
                                          ----------  -----------  ----------  -----------    ------      ------
Increase (decrease) in net assets from
 operations..............................    209,799      724,187   2,066,772      888,092     (59)         58
                                          ----------  -----------  ----------  -----------    ------      ------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................        184          184      57,897        5,446      --          --
Benefit payments.........................    (66,219)    (190,543)   (185,493)     (68,335)     --          --
Payments on termination..................   (787,509)    (980,219)   (970,782)  (1,018,074)     --          --
Contract Maintenance Charge..............    (17,075)     (23,032)    (31,779)     (32,509)     (3)         (4)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (47,087)    (306,153)  1,677,476      187,966     337          37
                                          ----------  -----------  ----------  -----------    ------      ------
Increase (decrease) in net assets from
 contract transactions...................   (917,706)  (1,499,763)    547,319     (925,506)    334          33
                                          ----------  -----------  ----------  -----------    ------      ------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (707,907)    (775,576)  2,614,091      (37,414)    275          91
NET ASSETS AT BEGINNING OF
 PERIOD..................................  5,700,730    6,476,306   6,649,117    6,686,531   1,544       1,453
                                          ----------  -----------  ----------  -----------    ------      ------
NET ASSETS AT END OF PERIOD.............. $4,992,823  $ 5,700,730  $9,263,208  $ 6,649,117  $1,819      $1,544
                                          ==========  ===========  ==========  ===========    ======      ======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    364,689      465,643     598,386      683,837     102         100
       Units issued......................     16,816       10,926     216,216      112,587      23           2
       Units redeemed....................    (74,642)    (111,880)   (171,035)    (198,038)     --          --
                                          ----------  -----------  ----------  -----------    ------      ------
    Units outstanding at end of period...    306,863      364,689     643,567      598,386     125         102
                                          ==========  ===========  ==========  ===========    ======      ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                        ---------------------------------------------------------------------------
                                            FIDELITY VARIABLE         FIDELITY VARIABLE     FIDELITY VARIABLE
                                         INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                            (SERVICE CLASS 2)         (SERVICE CLASS 2)     (SERVICE CLASS 2)
                                               SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
                                        ------------------------  ------------------------  ----------------------
                                               VIP MID CAP            VIP MONEY MARKET        VIP OVERSEAS
                                            (SERVICE CLASS 2)         (SERVICE CLASS 2)     (SERVICE CLASS 2)
                                        ------------------------  ------------------------  ----------------------
                                            2013         2012         2013         2012       2013        2012
                                        -----------  -----------  -----------  -----------   -------     -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $  (199,966) $  (191,462) $  (187,978) $  (236,592) $  (220)    $   (15)
Net realized gains (losses)............   2,351,351    1,277,040           --           --       47      (1,382)
Change in unrealized gains
 (losses)..............................   2,187,129      833,615           --           --    9,142       7,014
                                        -----------  -----------  -----------  -----------   -------     -------
Increase (decrease) in net assets from
 operations............................   4,338,514    1,919,193     (187,978)    (236,592)   8,969       5,617
                                        -----------  -----------  -----------  -----------   -------     -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................      21,698        7,846       35,893       25,707       --          --
Benefit payments.......................    (279,512)    (298,248)    (324,893)    (491,666)      --          --
Payments on termination................  (2,681,400)  (2,196,825)  (6,356,692)  (6,282,434)  (1,250)     (5,239)
Contract Maintenance Charge............     (56,146)     (64,405)     (52,586)     (56,094)     (15)        (15)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................    (543,860)    (760,929)   2,747,522    4,533,924      (31)         34
                                        -----------  -----------  -----------  -----------   -------     -------
Increase (decrease) in net assets from
 contract transactions.................  (3,539,220)  (3,312,561)  (3,950,756)  (2,270,563)  (1,296)     (5,220)
                                        -----------  -----------  -----------  -----------   -------     -------
INCREASE (DECREASE) IN
 NET ASSETS............................     799,294   (1,393,368)  (4,138,734)  (2,507,155)   7,673         397
NET ASSETS AT BEGINNING
 OF PERIOD.............................  14,507,636   15,901,004   13,577,542   16,084,697   32,868      32,471
                                        -----------  -----------  -----------  -----------   -------     -------
NET ASSETS AT END OF
 PERIOD................................ $15,306,930  $14,507,636  $ 9,438,808  $13,577,542  $40,541     $32,868
                                        ===========  ===========  ===========  ===========   =======     =======
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................   1,098,429    1,352,629    1,362,956    1,590,001    2,632       3,126
       Units issued....................      52,660       40,694      692,718      680,855       --           2
       Units redeemed..................    (282,308)    (294,894)  (1,094,393)    (907,900)    (104)       (496)
                                        -----------  -----------  -----------  -----------   -------     -------
    Units outstanding at end of
     period............................     868,781    1,098,429      961,281    1,362,956    2,528       2,632
                                        ===========  ===========  ===========  ===========   =======     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                       ----------------------------------------------------------------------------
                                               FRANKLIN                 FRANKLIN                  FRANKLIN
                                          TEMPLETON VARIABLE       TEMPLETON VARIABLE        TEMPLETON VARIABLE
                                       INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST
                                             SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                       -----------------------  ------------------------  ------------------------
                                          FRANKLIN FLEX CAP        FRANKLIN GROWTH AND            FRANKLIN
                                          GROWTH SECURITIES         INCOME SECURITIES      HIGH INCOME SECURITIES
                                       -----------------------  ------------------------  ------------------------
                                           2013        2012         2013         2012         2013         2012
                                       -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   (42,745) $  (49,251) $   308,776  $   432,797  $   600,594  $   592,499
Net realized gains (losses)...........     355,078     219,448      662,617     (738,354)     222,782      182,441
Change in unrealized gains
 (losses).............................     459,889      99,281    6,791,710    3,731,498     (199,842)     649,588
                                       -----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations......................     772,222     269,478    7,763,103    3,425,941      623,534    1,424,528
                                       -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................          --          --       87,203       48,656        3,600        3,600
Benefit payments......................     (67,418)   (114,190)    (806,098)    (470,919)    (445,931)    (272,573)
Payments on termination...............    (643,077)   (554,241)  (5,433,282)  (6,028,779)  (1,298,738)  (1,735,303)
Contract Maintenance Charge...........     (10,457)    (14,034)    (131,972)    (151,456)     (15,871)     (20,340)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    (333,757)   (170,253)  (1,908,303)    (384,687)     160,859    1,177,087
                                       -----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions...........  (1,054,709)   (852,718)  (8,192,452)  (6,987,185)  (1,596,081)    (847,529)
                                       -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................    (282,487)   (583,240)    (429,349)  (3,561,244)    (972,547)     576,999
NET ASSETS AT BEGINNING
 OF PERIOD............................   2,621,147   3,204,387   31,622,714   35,183,958   11,252,280   10,675,281
                                       -----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................... $ 2,338,660  $2,621,147  $31,193,365  $31,622,714  $10,279,733  $11,252,280
                                       ===========  ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................     211,342     277,094    1,921,696    2,359,682      692,374      746,979
       Units issued...................       2,167      18,560       78,848      103,780       55,127      132,239
       Units redeemed.................     (73,684)    (84,312)    (515,022)    (541,766)    (152,238)    (186,844)
                                       -----------  ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period...........................     139,825     211,342    1,485,522    1,921,696      595,263      692,374
                                       ===========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    -------------------------------------------------------------------------------
                                             FRANKLIN                   FRANKLIN                  FRANKLIN
                                        TEMPLETON VARIABLE         TEMPLETON VARIABLE        TEMPLETON VARIABLE
                                     INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST
                                            SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                    --------------------------  ------------------------  ------------------------
                                             FRANKLIN              FRANKLIN LARGE CAP        FRANKLIN SMALL CAP
                                         INCOME SECURITIES          GROWTH SECURITIES         VALUE SECURITIES
                                    --------------------------  ------------------------  ------------------------
                                        2013          2012          2013         2012         2013         2012
                                    ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $  6,834,378  $  7,756,395  $  (184,685) $  (285,247) $   (92,022) $  (271,254)
Net realized gains (losses)........      896,909    (1,385,646)   2,112,186      596,521    3,530,522    1,066,663
Change in unrealized gains
 (losses)..........................    8,735,010     9,949,306    6,445,924    3,773,756    6,343,375    4,295,839
                                    ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations...................   16,466,297    16,320,055    8,373,425    4,085,030    9,781,875    5,091,248
                                    ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      308,168       119,716       68,495       66,632       93,328       44,241
Benefit payments...................   (4,794,107)   (4,668,407)    (977,501)  (1,180,438)  (1,202,276)    (938,466)
Payments on termination............  (23,496,726)  (26,250,972)  (6,734,614)  (5,139,447)  (5,202,564)  (4,747,167)
Contract Maintenance
 Charge............................     (379,504)     (472,726)    (129,200)    (148,289)    (107,829)    (118,359)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................       46,558       666,522   (2,164,166)    (798,302)  (1,910,102)  (1,139,886)
                                    ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (28,315,611)  (30,605,867)  (9,936,986)  (7,199,844)  (8,329,443)  (6,899,637)
                                    ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (11,849,314)  (14,285,812)  (1,563,561)  (3,114,814)   1,452,432   (1,808,389)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  149,062,870   163,348,682   35,615,523   38,730,337   32,366,514   34,174,903
                                    ------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $137,213,556  $149,062,870  $34,051,962  $35,615,523  $33,818,946  $32,366,514
                                    ============  ============  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    9,737,999    11,831,193    3,072,820    3,693,931    1,413,978    1,730,895
       Units issued................      537,648       582,083      139,422      226,636       90,988       95,905
       Units redeemed..............   (2,279,959)   (2,675,277)    (888,331)    (847,747)    (396,388)    (412,822)
                                    ------------  ------------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period........................    7,995,688     9,737,999    2,323,911    3,072,820    1,108,578    1,413,978
                                    ============  ============  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                        ----------------------------------------------------------------------------
                                               FRANKLIN                  FRANKLIN                  FRANKLIN
                                          TEMPLETON VARIABLE        TEMPLETON VARIABLE        TEMPLETON VARIABLE
                                        INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST
                                              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                        ----------------------   ------------------------  ------------------------
                                        FRANKLIN SMALL MID-CAP         FRANKLIN U.S.             MUTUAL GLOBAL
                                           GROWTH SECURITIES            GOVERNMENT           DISCOVERY SECURITIES
                                        ----------------------   ------------------------  ------------------------
                                           2013         2012         2013         2012         2013         2012
                                        ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $  (21,730)  $  (27,074) $   293,374  $   319,874  $    92,162  $   163,320
Net realized gains (losses)............    386,400      182,627          720      341,816    1,897,280      858,353
Change in unrealized gains
 (losses)..............................     54,991      (10,925)  (1,220,076)    (559,317)   1,802,650      958,063
                                        ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations............................    419,661      144,628     (925,982)     102,373    3,792,092    1,979,736
                                        ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................        775        3,300        2,875       11,854       11,172        1,000
Benefit payments.......................     (4,334)      (6,137)    (637,175)    (701,840)    (342,388)    (326,698)
Payments on termination................   (332,297)    (178,234)  (3,708,959)  (6,249,461)  (3,100,988)  (2,993,182)
Contract Maintenance Charge............     (4,801)      (5,537)     (99,315)    (128,801)     (62,038)     (72,637)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   (482,457)     (16,716)  (3,278,867)   4,554,257    1,134,847   (1,443,551)
                                        ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................   (823,114)    (203,324)  (7,721,441)  (2,513,991)  (2,359,395)  (4,835,068)
                                        ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS............................   (403,453)     (58,696)  (8,647,423)  (2,411,618)   1,432,697   (2,855,332)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  1,558,948    1,617,644   27,759,528   30,171,146   16,187,851   19,043,183
                                        ----------   ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $1,155,495   $1,558,948  $19,112,105  $27,759,528  $17,620,548  $16,187,851
                                        ==========   ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................     78,312       89,165    2,156,406    2,352,323    1,256,636    1,644,163
       Units issued....................      3,530        2,298      111,484      504,924      215,589       42,650
       Units redeemed..................    (37,132)     (13,151)    (726,759)    (700,841)    (373,569)    (430,177)
                                        ----------   ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period............................     44,710       78,312    1,541,131    2,156,406    1,098,656    1,256,636
                                        ==========   ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                 ---------------------------------------------------------------------------------
                                          FRANKLIN                   FRANKLIN                   FRANKLIN
                                     TEMPLETON VARIABLE         TEMPLETON VARIABLE         TEMPLETON VARIABLE
                                  INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST
                                         SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                 --------------------------  ------------------------  --------------------------
                                                               TEMPLETON DEVELOPING             TEMPLETON
                                  MUTUAL SHARES SECURITIES      MARKETS SECURITIES         FOREIGN SECURITIES
                                 --------------------------  ------------------------  --------------------------
                                     2013          2012          2013         2012         2013          2012
                                 ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS
Net investment income
 (loss)......................... $    310,709  $    325,898  $    54,432  $   (48,404) $    698,370  $  1,274,354
Net realized gains (losses).....    3,168,092      (296,125)      86,060      (26,212)    1,354,876    (2,152,400)
Change in unrealized gains
 (losses).......................   14,717,230     9,750,958     (540,586)   2,283,133    14,695,468    14,940,606
                                 ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net
 assets from operations.........   18,196,031     9,780,731     (400,094)   2,208,517    16,748,714    14,062,560
                                 ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits........................      139,693       215,288       55,578      165,430       115,238       161,536
Benefit payments................   (2,994,807)   (1,997,881)    (292,858)    (514,175)   (2,657,880)   (2,190,330)
Payments on termination.........  (12,772,533)  (11,932,744)  (2,878,293)  (3,250,651)  (14,183,595)  (11,972,032)
Contract Maintenance
 Charge.........................     (234,324)     (277,848)     (66,322)     (85,723)     (266,774)     (317,010)
Transfers among the
 sub-accounts and with the
 Fixed Account--net.............   (4,359,956)   (2,845,868)    (285,517)  (1,228,066)   (2,706,170)   (4,348,319)
                                 ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net
 assets from contract
 transactions...................  (20,221,927)  (16,839,053)  (3,467,412)  (4,913,185)  (19,699,181)  (18,666,155)
                                 ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS..................   (2,025,896)   (7,058,322)  (3,867,506)  (2,704,668)   (2,950,467)   (4,603,595)
NET ASSETS AT
 BEGINNING OF
 PERIOD.........................   77,899,774    84,958,096   18,472,833   21,177,501    89,891,092    94,494,687
                                 ------------  ------------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD......................... $ 75,873,878  $ 77,899,774  $14,605,327  $18,472,833  $ 86,940,625  $ 89,891,092
                                 ============  ============  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period........    5,069,660     6,198,432      527,976      673,412     5,152,148     6,285,468
       Units issued.............      110,454       137,191       44,784       37,888       233,322       267,987
       Units redeemed...........   (1,254,864)      137,191     (144,000)    (183,324)   (1,243,821)   (1,401,307)
                                 ------------  ------------  -----------  -----------  ------------  ------------
    Units outstanding at end
     of period..................    3,925,250     5,069,660      428,760      527,976     4,141,649     5,152,148
                                 ============  ============  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          --------------------------------------------------------------------------
                                                 FRANKLIN                 FRANKLIN               GOLDMAN SACHS
                                            TEMPLETON VARIABLE       TEMPLETON VARIABLE             VARIABLE
                                          INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST     INSURANCE TRUST
                                                SUB-ACCOUNT             SUB-ACCOUNT               SUB-ACCOUNT
                                          ----------------------   -----------------------  -----------------------
                                                 TEMPLETON               TEMPLETON
                                          GLOBAL BOND SECURITIES     GROWTH SECURITIES        VIT LARGE CAP VALUE
                                          ----------------------   -----------------------  -----------------------
                                             2013         2012        2013         2012         2013        2012
                                          ----------   ----------  ----------   ---------   -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   56,279   $   97,655  $   12,652   $   6,817   $   (23,118) $  (15,537)
Net realized gains (losses)..............     75,916      105,933       6,097     (26,649)      605,122      57,261
Change in unrealized gains (losses)......   (129,672)      64,934     237,908     196,000       509,754     648,798
                                          ----------   ----------  ----------   ---------   -----------  ----------
Increase (decrease) in net assets from
 operations..............................      2,523      268,522     256,657     176,168     1,091,758     690,522
                                          ----------   ----------  ----------   ---------   -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         --       11,466          --          --           144         144
Benefit payments.........................    (43,549)     (24,250)     (5,805)    (18,277)     (215,159)    (78,870)
Payments on termination..................   (277,253)    (549,976)    (84,568)   (202,335)     (944,366)   (664,933)
Contract Maintenance Charge..............     (2,850)      (3,872)       (416)       (415)      (15,445)    (19,199)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     17,314       19,246      (3,502)       (127)     (166,511)    (28,293)
                                          ----------   ----------  ----------   ---------   -----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (306,338)    (547,386)    (94,291)   (221,154)   (1,341,337)   (791,151)
                                          ----------   ----------  ----------   ---------   -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (303,815)    (278,864)    162,366     (44,986)     (249,579)   (100,629)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,970,811    2,249,675     948,707     993,693     4,085,608   4,186,237
                                          ----------   ----------  ----------   ---------   -----------  ----------
NET ASSETS AT END OF PERIOD.............. $1,666,996   $1,970,811  $1,111,073   $ 948,707   $ 3,836,029  $4,085,608
                                          ==========   ==========  ==========   =========   ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     70,109       92,186      55,982      69,375       367,455     441,505
       Units issued......................      3,723        5,721          44         598        14,229      25,857
       Units redeemed....................    (15,289)     (27,798)     (5,986)    (13,991)     (117,961)    (99,907)
                                          ----------   ----------  ----------   ---------   -----------  ----------
    Units outstanding at end of period...     58,543       70,109      50,040      55,982       263,723     367,455
                                          ==========   ==========  ==========   =========   ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ------------------------------------------------------------
                                                           GOLDMAN SACHS         GOLDMAN SACHS    GOLDMAN SACHS
                                                             VARIABLE              VARIABLE          VARIABLE
                                                          INSURANCE TRUST       INSURANCE TRUST  INSURANCE TRUST
                                                            SUB-ACCOUNT           SUB-ACCOUNT      SUB-ACCOUNT
                                                     ------------------------  ----------------  ---------------
                                                                                                  VIT STRATEGIC
                                                                                 VIT STRATEGIC    INTERNATIONAL
                                                         VIT MID CAP VALUE          GROWTH            EQUITY
                                                     ------------------------  ----------------  ---------------
                                                         2013         2012       2013     2012     2013    2012
                                                     -----------  -----------  -------  -------  -------  ------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   (33,254) $   (22,809) $  (163) $   (99) $   (31) $   13
Net realized gains (losses).........................     477,981      (57,009)     800      319      651       1
Change in unrealized gains (losses).................     561,398      716,356    4,339    2,543     (250)    408
                                                     -----------  -----------  -------  -------  -------  ------
Increase (decrease) in net assets from operations...   1,006,125      636,538    4,976    2,763      370     422
                                                     -----------  -----------  -------  -------  -------  ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................          --        1,800       --       --       --      --
Benefit payments....................................    (233,841)     (43,189)      --       --       --      --
Payments on termination.............................    (902,586)    (794,400)      --   (2,761)  (2,980)     --
Contract Maintenance Charge.........................     (12,667)     (16,828)     (20)     (20)      --      (6)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (153,471)    (231,993)      --       --       --      --
                                                     -----------  -----------  -------  -------  -------  ------
Increase (decrease) in net assets from contract
 transactions.......................................  (1,302,565)  (1,084,610)     (20)  (2,781)  (2,980)     (6)
                                                     -----------  -----------  -------  -------  -------  ------
INCREASE (DECREASE) IN NET ASSETS...................    (296,440)    (448,072)   4,956      (18)  (2,610)    416
NET ASSETS AT BEGINNING OF PERIOD...................   3,849,889    4,297,961   16,216   16,234    2,610   2,194
                                                     -----------  -----------  -------  -------  -------  ------
NET ASSETS AT END OF PERIOD......................... $ 3,553,449  $ 3,849,889  $21,172  $16,216  $    --  $2,610
                                                     ===========  ===========  =======  =======  =======  ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........     271,497      351,667    1,385    1,731      303     304
       Units issued.................................       6,950        2,607       --       --       --      --
       Units redeemed...............................     (86,364)     (82,777)      (2)    (346)    (303)     (1)
                                                     -----------  -----------  -------  -------  -------  ------
    Units outstanding at end of period..............     192,083      271,497    1,383    1,385       --     303
                                                     ===========  ===========  =======  =======  =======  ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                       ------------------------------------------------------------------------------
                                             GOLDMAN SACHS             GOLDMAN SACHS
                                               VARIABLE                  VARIABLE                   INVESCO
                                            INSURANCE TRUST           INSURANCE TRUST         INVESTMENT SERVICES
                                              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                       ------------------------  ------------------------  -------------------------
                                            VIT STRUCTURED            VIT STRUCTURED         INVESCO V.I. AMERICAN
                                           SMALL CAP EQUITY             U.S. EQUITY              FRANCHISE (H)
                                       ------------------------  ------------------------  -------------------------
                                           2013         2012         2013         2012         2013          2012
                                       -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   (62,965) $   (48,638) $   (39,829) $     2,119  $   (877,072) $  (948,960)
Net realized gains (losses)...........   1,339,770      (73,976)     422,539          999     1,955,214     (144,605)
Change in unrealized gains
 (losses).............................   1,241,307    1,104,546    1,482,964      786,993    26,360,137    2,078,582
                                       -----------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets
 from operations......................   2,518,112      981,932    1,865,674      790,111    27,438,279      985,017
                                       -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................       1,199        6,291          290          290       125,552       95,592
Benefit payments......................    (246,823)    (131,446)    (151,004)    (216,227)   (2,829,234)  (1,812,504)
Payments on termination...............  (1,723,027)  (1,322,519)  (1,302,924)    (977,878)   (6,566,434)  (5,408,883)
Contract Maintenance Charge...........     (26,321)     (33,620)     (21,036)     (26,766)      (56,292)     (48,088)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    (204,517)    (330,151)    (781,719)      70,181    (2,462,389)  57,647,579
                                       -----------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets
 from contract transactions...........  (2,199,489)  (1,811,445)  (2,256,393)  (1,150,400)  (11,788,797)  50,473,696
                                       -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................     318,623     (829,513)    (390,719)    (360,289)   15,649,482   51,458,713
NET ASSETS AT BEGINNING
 OF PERIOD............................   8,438,202    9,267,715    6,183,321    6,543,610    78,331,849   26,873,136
                                       -----------  -----------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD............................... $ 8,756,825  $ 8,438,202  $ 5,792,602  $ 6,183,321  $ 93,981,331  $78,331,849
                                       ===========  ===========  ===========  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................     707,400      863,082      541,166      644,793     7,872,596    2,953,749
       Units issued...................      30,984       24,870        2,412       38,556       186,367    6,423,603
       Units redeemed.................    (189,486)    (180,552)    (168,458)    (142,183)   (1,214,235)  (1,504,756)
                                       -----------  -----------  -----------  -----------  ------------  -----------
    Units outstanding at end of
     period...........................     548,898      707,400      375,120      541,166     6,844,728    7,872,596
                                       ===========  ===========  ===========  ===========  ============  ===========

--------
(h)Previously known as Invesco Van Kampen V.I. American Franchise

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    -------------------------------------------------------------------------------
                                             INVESCO                   INVESCO                    INVESCO
                                       INVESTMENT SERVICES       INVESTMENT SERVICES        INVESTMENT SERVICES
                                           SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                    ------------------------  ------------------------  --------------------------
                                          INVESCO V.I.              INVESCO V.I.               INVESCO V.I.
                                       AMERICAN VALUE (I)           COMSTOCK (J)                CORE EQUITY
                                    ------------------------  ------------------------  --------------------------
                                        2013         2012         2013         2012         2013          2012
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $  (502,489) $  (473,086) $    43,207  $    61,357  $    (55,318) $   (403,329)
Net realized gains (losses)........   2,342,224      299,884    1,586,066      353,187     4,013,722     2,198,164
Change in unrealized gains
 (losses)..........................  11,483,978    7,025,532    7,560,932    4,529,280    17,041,510     7,963,976
                                    -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from operations...................  13,323,713    6,852,330    9,190,205    4,943,824    20,999,914     9,758,811
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      26,632       14,995        2,018       36,367        25,418       107,767
Benefit payments...................  (1,593,922)  (1,382,383)  (1,262,554)  (1,447,813)   (3,386,453)   (2,934,288)
Payments on termination............  (6,336,972)  (5,978,397)  (3,454,772)  (3,121,335)   (7,405,211)   (7,222,895)
Contract Maintenance Charge........     (45,207)     (50,179)     (15,039)     (16,863)      (49,625)      (54,352)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................    (981,886)  (1,907,937)    (994,828)  (1,452,891)     (601,645)   (1,827,071)
                                    -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions........  (8,931,355)  (9,303,901)  (5,725,175)  (6,002,535)  (11,417,516)  (11,930,839)
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................   4,392,358   (2,451,571)   3,465,030   (1,058,711)    9,582,398    (2,172,028)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  45,486,572   47,938,143   29,457,557   30,516,268    81,396,054    83,568,082
                                    -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................ $49,878,930  $45,486,572  $32,922,587  $29,457,557  $ 90,978,452  $ 81,396,054
                                    ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   2,761,300    3,355,745    2,038,235    2,480,416     5,459,486     6,319,023
       Units issued................     105,730      110,913       69,824       68,950       146,501       149,120
       Units redeemed..............    (573,268)    (705,358)    (409,044)    (511,131)     (826,123)   (1,008,657)
                                    -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period........................   2,293,762    2,761,300    1,699,015    2,038,235     4,779,864     5,459,486
                                    ===========  ===========  ===========  ===========  ============  ============

--------
(i)Previously known as Invesco Van Kampen V.I. American Value
(j)Previously known as Invesco Van Kampen V.I. Comstock

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    -------------------------------------------------------------------------------
                                              INVESCO                    INVESCO                   INVESCO
                                        INVESTMENT SERVICES        INVESTMENT SERVICES       INVESTMENT SERVICES
                                            SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                    --------------------------  ------------------------  ------------------------
                                           INVESCO V.I.               INVESCO V.I.              INVESCO V.I.
                                       DIVERSIFIED DIVIDEND        DIVERSIFIED INCOME       EQUITY AND INCOME (K)
                                    --------------------------  ------------------------  ------------------------
                                        2013          2012          2013         2012         2013         2012
                                    ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $  1,253,626  $    840,009  $   291,483  $   322,524  $    40,457  $   109,669
Net realized gains (losses)........    9,151,118     4,953,518     (268,389)    (249,716)     663,931      (68,016)
Change in unrealized gains
 (losses)..........................   28,339,600    16,658,341     (156,215)     795,197    5,031,706    2,754,763
                                    ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations...................   38,744,344    22,451,868     (133,121)     868,005    5,736,094    2,796,416
                                    ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      184,427       287,120          150          150      108,423       22,747
Benefit payments...................   (7,044,032)   (6,478,594)    (175,567)    (356,376)  (1,101,506)  (1,504,628)
Payments on termination............  (13,317,580)  (12,839,094)    (817,963)    (881,645)  (2,932,405)  (2,507,284)
Contract Maintenance
 Charge............................      (80,048)      (87,699)      (2,993)      (3,720)     (12,235)     (14,046)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................   (2,895,245)   (2,290,909)    (456,021)     646,961      513,859      571,409
                                    ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (23,152,478)  (21,409,176)  (1,452,394)    (594,630)  (3,423,864)  (3,431,802)
                                    ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................   15,591,866     1,042,692   (1,585,515)     273,375    2,312,230     (635,386)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  141,410,814   140,368,122   10,091,307    9,817,932   25,806,288   26,441,674
                                    ------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $157,002,680  $141,410,814  $ 8,505,792  $10,091,307  $28,118,518  $25,806,288
                                    ============  ============  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    4,564,975     5,321,015      730,748      774,767    1,888,361    2,160,378
       Units issued................       88,512       110,597       25,679       85,613      106,546      155,714
       Units redeemed..............     (734,481)     (866,637)    (132,871)    (129,632)    (325,236)    (427,731)
                                    ------------  ------------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period........................    3,919,006     4,564,975      623,556      730,748    1,669,671    1,888,361
                                    ============  ============  ===========  ===========  ===========  ===========

--------
(k)Previously known as Invesco Van Kampen V.I. Equity and Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                       ----------------------------------------------------------------------------
                                                INVESCO                   INVESCO                  INVESCO
                                          INVESTMENT SERVICES       INVESTMENT SERVICES      INVESTMENT SERVICES
                                              SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                       ------------------------  ------------------------  -----------------------
                                             INVESCO V.I.              INVESCO V.I.              INVESCO V.I.
                                          GLOBAL CORE EQUITY       GOVERNMENT SECURITIES        HIGH YIELD (L)
                                       ------------------------  ------------------------  -----------------------
                                           2013         2012         2013         2012       2013 (M)      2012
                                       -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   190,055  $   397,352  $   226,810  $   217,189  $   688,244  $  220,576
Net realized gains (losses)...........     (17,538)  (1,146,961)     (19,305)      91,413      (13,966)    (40,884)
Change in unrealized gains
 (losses).............................   6,918,659    5,058,350     (665,786)    (177,218)    (176,959)    719,731
                                       -----------  -----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets
 from operations......................   7,091,176    4,308,741     (458,281)     131,384      497,319     899,423
                                       -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................       4,997       40,570       62,500           --       20,926      53,624
Benefit payments......................  (1,780,618)  (1,890,270)    (241,162)    (193,592)    (789,887)   (277,069)
Payments on termination...............  (2,787,169)  (3,748,631)    (891,010)  (1,532,276)  (1,261,904)   (558,199)
Contract Maintenance Charge...........     (20,195)     (23,358)      (4,469)      (5,214)      (7,891)     (2,633)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    (826,798)    (920,536)    (796,540)     356,211   12,199,452     328,468
                                       -----------  -----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets
 from contract transactions...........  (5,409,783)  (6,542,225)  (1,870,681)  (1,374,871)  10,160,696    (455,809)
                                       -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS...........................   1,681,393   (2,233,484)  (2,328,962)  (1,243,487)  10,658,015     443,614
NET ASSETS AT BEGINNING
 OF PERIOD............................  36,933,762   39,167,246   12,301,905   13,545,392    6,534,771   6,091,157
                                       -----------  -----------  -----------  -----------  -----------  ----------
NET ASSETS AT END OF
 PERIOD............................... $38,615,155  $36,933,762  $ 9,972,943  $12,301,905  $17,192,786  $6,534,771
                                       ===========  ===========  ===========  ===========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   2,028,113    2,400,769      744,579      829,440      428,792     459,867
       Units issued...................      41,689       30,992       26,770       99,794      785,087      48,454
       Units redeemed.................    (315,723)    (403,648)    (146,385)    (184,655)    (220,569)    (79,529)
                                       -----------  -----------  -----------  -----------  -----------  ----------
    Units outstanding at end of
     period...........................   1,754,079    2,028,113      624,964      744,579      993,310     428,792
                                       ===========  ===========  ===========  ===========  ===========  ==========

--------
(l)On April 26, 2013, Invesco V.I. High Yield Securities merged into Invesco V.I. High Yield
(m)For the period beginning April 26, 2013 and ended December 31, 2013

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    ------------------------------------------------------------------------------
                                             INVESCO                    INVESCO                   INVESCO
                                       INVESTMENT SERVICES        INVESTMENT SERVICES       INVESTMENT SERVICES
                                           SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                    -------------------------  ------------------------  ------------------------
                                           INVESCO V.I.              INVESCO V.I.              INVESCO V.I.
                                    HIGH YIELD SECURITIES (L)    INTERNATIONAL GROWTH       MID CAP CORE EQUITY
                                    -------------------------  ------------------------  ------------------------
                                      2013 (N)        2012         2013         2012         2013         2012
                                    ------------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $  1,092,374  $   779,745  $   (43,668) $     4,788  $   (88,934) $  (160,393)
Net realized gains (losses)........   (3,165,916)    (593,252)   1,000,569      921,741    1,224,448      264,165
Change in unrealized gains
 (losses)..........................    2,545,857    1,910,721    2,637,496    1,954,425    1,592,767      922,937
                                    ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations...................      472,315    2,097,214    3,594,397    2,880,954    2,728,281    1,026,709
                                    ------------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................        1,774       37,187       71,178       19,311        4,691        3,442
Benefit payments...................     (421,750)    (642,721)    (575,375)    (603,338)    (269,418)    (591,987)
Payments on termination............     (416,988)  (1,274,330)  (1,660,161)  (1,760,152)  (1,297,457)    (958,515)
Contract Maintenance Charge........       (2,613)      (9,113)     (11,174)     (12,325)      (3,666)      (4,177)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................  (13,256,374)     820,619     (133,316)    (894,533)     133,916     (314,898)
                                    ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (14,095,951)  (1,068,358)  (2,308,848)  (3,251,037)  (1,431,934)  (1,866,135)
                                    ------------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (13,623,636)   1,028,856    1,285,549     (370,083)   1,296,347     (839,426)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................   13,623,636   12,594,780   22,031,468   22,401,551   10,747,673   11,587,099
                                    ------------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $         --  $13,623,636  $23,317,017  $22,031,468  $12,044,020  $10,747,673
                                    ============  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........      796,737      859,867    1,246,396    1,440,655      659,045      780,506
       Units issued................        8,381       98,450       39,459       33,937       36,561       64,942
       Units redeemed..............     (805,118)    (161,580)    (160,237)    (228,196)    (110,240)    (186,403)
                                    ------------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period........................           --      796,737    1,125,618    1,246,396      585,366      659,045
                                    ============  ===========  ===========  ===========  ===========  ===========

--------
(l)On April 26, 2013, Invesco V.I. High Yield Securities merged into Invesco V.I. High Yield
(n)For the period beginning January 1, 2013 and ended April 26, 2013

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                        ---------------------------------------------------------------------------
                                                INVESCO                  INVESCO                   INVESCO
                                          INVESTMENT SERVICES      INVESTMENT SERVICES       INVESTMENT SERVICES
                                              SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                        ----------------------  ------------------------  ------------------------
                                             INVESCO V.I.             INVESCO V.I.              INVESCO V.I.
                                          MID CAP GROWTH (O)          MONEY MARKET              S&P 500 INDEX
                                        ----------------------  ------------------------  ------------------------
                                           2013      2012 (AT)      2013         2012         2013         2012
                                        ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $  (77,625) $  (67,087) $  (126,334) $  (159,089) $   172,408  $   162,670
Net realized gains (losses)............    188,569    (138,757)          --           --    1,662,641      995,938
Change in unrealized gains
 (losses)..............................  2,233,146    (102,068)          --           --    6,513,340    2,899,131
                                        ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations............................  2,344,090    (307,912)    (126,334)    (159,089)   8,348,389    4,057,739
                                        ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................        180         120       62,500       96,549       74,486        2,222
Benefit payments.......................   (374,131)   (187,435)    (271,535)     (96,489)  (1,443,872)  (1,236,055)
Payments on termination................   (470,261)   (490,524)  (1,769,428)  (3,029,015)  (2,512,388)  (2,632,741)
Contract Maintenance Charge............     (3,013)     (2,026)      (4,466)      (4,927)     (15,462)     (17,969)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................    144,165   7,879,953      (94,995)     653,587     (770,173)    (289,217)
                                        ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................   (703,060)  7,200,088   (2,077,924)  (2,380,295)  (4,667,409)  (4,173,760)
                                        ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS............................  1,641,030   6,892,176   (2,204,258)  (2,539,384)   3,680,980     (116,021)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  6,892,176          --   10,399,526   12,938,910   29,850,514   29,966,535
                                        ----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $8,533,206  $6,892,176  $ 8,195,268  $10,399,526  $33,531,494  $29,850,514
                                        ==========  ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    428,516          --      903,567    1,110,795    2,390,830    2,721,635
       Units issued....................     21,497     970,027      175,273      392,190      103,012      209,307
       Units redeemed..................    (59,422)   (541,511)    (361,145)    (599,418)    (428,244)    (540,112)
                                        ----------  ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period............................    390,591     428,516      717,695      903,567    2,065,598    2,390,830
                                        ==========  ==========  ===========  ===========  ===========  ===========

--------
(o)Previously known as Invesco Van Kampen V.I. Mid Cap Growth
(at)For the period beginning April 27, 2012 and ended December 31, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          ------------------------------------------------------------------------
                                                  INVESCO                 INVESCO                 INVESCO
                                            INVESTMENT SERVICES     INVESTMENT SERVICES     INVESTMENT SERVICES
                                                SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                          ----------------------  ----------------------  -----------------------
                                               INVESCO V.I.            INVESCO V.I.             INVESCO V.I.
                                                TECHNOLOGY               UTILITIES        VALUE OPPORTUNITIES (P)
                                          ----------------------  ----------------------  -----------------------
                                             2013        2012        2013        2012        2013         2012
                                          ----------  ----------  ----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (36,468) $  (35,311) $   88,989  $  108,333  $    5,246  $     3,641
Net realized gains (losses)..............    305,855     117,208     210,789     288,195      44,264     (298,593)
Change in unrealized gains (losses)......    285,370     156,144     247,939    (261,455)  1,947,843    1,330,164
                                          ----------  ----------  ----------  ----------  ----------  -----------
Increase (decrease) in net assets from
 operations..............................    554,757     238,041     547,717     135,073   1,997,353    1,035,212
                                          ----------  ----------  ----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      2,801       6,143          --          --       2,168          168
Benefit payments.........................    (44,069)    (86,056)   (197,711)   (180,802)    (95,712)    (140,839)
Payments on termination..................    (95,921)   (145,552)   (445,411)   (344,673)   (703,180)    (588,212)
Contract Maintenance Charge..............     (1,559)     (1,757)     (2,622)     (2,883)     (3,432)      (3,807)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    144,738       4,413     (82,899)    (37,500)    106,410     (621,907)
                                          ----------  ----------  ----------  ----------  ----------  -----------
Increase (decrease) in net assets from
 contract transactions...................      5,990    (222,809)   (728,643)   (565,858)   (693,746)  (1,354,597)
                                          ----------  ----------  ----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    560,747      15,232    (180,926)   (430,785)  1,303,607     (319,385)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  2,386,725   2,371,493   6,001,922   6,432,707   6,590,362    6,909,747
                                          ----------  ----------  ----------  ----------  ----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $2,947,472  $2,386,725  $5,820,996  $6,001,922  $7,893,969  $ 6,590,362
                                          ==========  ==========  ==========  ==========  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    177,131     193,157     311,469     341,041     559,322      680,705
       Units issued......................     21,601      15,768      10,079      28,419      27,013       23,126
       Units redeemed....................    (21,605)    (31,794)    (45,065)    (57,991)    (78,397)    (144,509)
                                          ----------  ----------  ----------  ----------  ----------  -----------
    Units outstanding at end of
     period..............................    177,127     177,131     276,483     311,469     507,938      559,322
                                          ==========  ==========  ==========  ==========  ==========  ===========

--------
(p)Previously known as Invesco Van Kampen V.I. Value Opportunities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    -------------------------------------------------------------------------------
                                       INVESCO INVESTMENT        INVESCO INVESTMENT         INVESCO INVESTMENT
                                      SERVICES (SERIES II)      SERVICES (SERIES II)       SERVICES (SERIES II)
                                           SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                    ------------------------  ------------------------  --------------------------
                                          INVESCO V.I.              INVESCO V.I.               INVESCO V.I.
                                    AMERICAN FRANCHISE II (Q)   AMERICAN VALUE II (R)         COMSTOCK II (S)
                                    ------------------------  ------------------------  --------------------------
                                        2013         2012         2013         2012         2013          2012
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $  (418,836) $  (495,367) $  (392,428) $  (381,572) $   (374,313) $   (300,793)
Net realized gains (losses)........   2,414,291    1,736,337    1,870,695       (4,154)    7,362,421     1,660,612
Change in unrealized gains
 (losses)..........................   7,015,357    1,840,199    7,961,961    5,550,705    26,745,574    17,529,439
                                    -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from operations...................   9,010,812    3,081,169    9,440,228    5,164,979    33,733,682    18,889,258
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................       7,605       25,965       10,794       26,167        86,922        59,520
Benefit payments...................    (460,205)    (414,121)    (862,033)  (1,167,579)   (3,402,941)   (3,384,007)
Payments on termination............  (3,742,322)  (4,265,400)  (5,712,048)  (5,384,345)  (19,652,252)  (18,127,544)
Contract Maintenance
 Charge............................     (66,430)     (79,809)    (129,251)    (152,109)     (291,996)     (342,006)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................  (1,548,224)     961,410   (2,444,027)  (1,601,959)   (4,950,293)   (5,691,900)
                                    -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions........  (5,809,576)  (3,771,955)  (9,136,565)  (8,279,825)  (28,210,560)  (27,485,937)
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................   3,201,236     (690,786)     303,663   (3,114,846)    5,523,122    (8,596,679)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  27,027,374   27,718,160   33,463,404   36,578,250   112,847,590   121,444,269
                                    -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................ $30,228,610  $27,027,374  $33,767,067  $33,463,404  $118,370,712  $112,847,590
                                    ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   2,303,381    2,638,253    1,633,481    2,055,220     7,653,321     9,615,125
       Units issued................      50,701      224,164       20,957       42,021       130,950       162,321
       Units redeemed..............    (464,429)    (559,036)    (401,086)    (463,760)   (1,751,008)   (2,124,125)
                                    -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period........................   1,889,653    2,303,381    1,253,352    1,633,481     6,033,263     7,653,321
                                    ===========  ===========  ===========  ===========  ============  ============

--------
(q)Previously known as Invesco Van Kampen V.I. American Franchise II
(r)Previously known as Invesco Van Kampen V.I. American Value II
(s)Previously known as Invesco Van Kampen V.I. Comstock II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------
                                            INVESCO INVESTMENT       INVESCO INVESTMENT      INVESCO INVESTMENT
                                           SERVICES (SERIES II)     SERVICES (SERIES II)    SERVICES (SERIES II)
                                                SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
                                          ----------------------  ------------------------  -------------------
                                               INVESCO V.I.             INVESCO V.I.            INVESCO V.I.
                                              CORE EQUITY II       DIVERSIFIED DIVIDEND II  DIVERSIFIED INCOME II
                                          ----------------------  ------------------------  -------------------
                                             2013        2012         2013         2012        2013       2012
                                          ----------  ----------  -----------  -----------  ---------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (9,945) $  (19,424) $   113,721  $    13,474  $   5,784   $  7,631
Net realized gains (losses)..............    121,582     106,866    2,460,106    1,071,815    (15,010)    (4,510)
Change in unrealized gains (losses)......    351,527     160,682    7,366,409    4,789,054      4,547     17,473
                                          ----------  ----------  -----------  -----------  ---------   --------
Increase (decrease) in net assets from
 operations..............................    463,164     248,124    9,940,236    5,874,343     (4,679)    20,594
                                          ----------  ----------  -----------  -----------  ---------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      5,000       3,104        8,272        6,451         45        270
Benefit payments.........................    (53,524)   (130,172)  (1,271,360)  (1,158,296)        --     (4,224)
Payments on termination..................   (266,699)   (412,207)  (4,611,852)  (4,363,943)   (70,331)   (22,880)
Contract Maintenance Charge..............     (4,959)     (6,480)     (64,027)     (74,182)        --         --
Transfers among the sub-accounts and
 with the Fixed Account--net.............     11,646     (84,038)  (1,337,079)  (2,038,869)   (29,800)    56,884
                                          ----------  ----------  -----------  -----------  ---------   --------
Increase (decrease) in net assets from
 contract transactions...................   (308,536)   (629,793)  (7,276,046)  (7,628,839)  (100,086)    30,050
                                          ----------  ----------  -----------  -----------  ---------   --------
INCREASE (DECREASE) IN NET
 ASSETS..................................    154,628    (381,669)   2,664,190   (1,754,496)  (104,765)    50,644
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,911,765   2,293,434   37,837,984   39,592,480    274,958    224,314
                                          ----------  ----------  -----------  -----------  ---------   --------
NET ASSETS AT END OF PERIOD.............. $2,066,393  $1,911,765  $40,502,174  $37,837,984  $ 170,193   $274,958
                                          ==========  ==========  ===========  ===========  =========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    158,981     211,895    3,061,563    3,737,426     21,690     19,198
       Units issued......................     10,257       3,814       73,231       49,092        310      4,735
       Units redeemed....................    (34,343)    (56,728)    (571,801)    (724,955)    (8,364)    (2,243)
                                          ----------  ----------  -----------  -----------  ---------   --------
    Units outstanding at end of period...    134,895     158,981    2,562,993    3,061,563     13,636     21,690
                                          ==========  ==========  ===========  ===========  =========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -----------------------------------------------------------------------------
                                              INVESCO INVESTMENT        INVESCO INVESTMENT      INVESCO INVESTMENT
                                             SERVICES (SERIES II)      SERVICES (SERIES II)    SERVICES (SERIES II)
                                                 SUB-ACCOUNT                SUB-ACCOUNT             SUB-ACCOUNT
                                          -------------------------  ------------------------  -----------------------
                                                 INVESCO V.I.              INVESCO V.I.            INVESCO V.I.
                                           EQUITY AND INCOME II (T)    GLOBAL CORE EQUITY II   GOVERNMENT SECURITIES II
                                          -------------------------  ------------------------  -----------------------
                                              2013         2012          2013         2012        2013         2012
                                          -----------  ------------  -----------  -----------   ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (91,997) $     24,599  $   (12,303) $   125,054  $   4,601    $   5,567
Net realized gains (losses)..............   2,433,927       943,357       47,017     (491,434)    (1,029)       2,709
Change in unrealized gains (losses)......   5,959,091     3,563,631    3,706,380    2,620,217    (19,732)      (5,412)
                                          -----------  ------------  -----------  -----------   ---------   ---------
Increase (decrease) in net assets from
 operations..............................   8,301,021     4,531,587    3,741,094    2,253,837    (16,160)       2,864
                                          -----------  ------------  -----------  -----------   ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      40,921        40,075        3,538        3,356         --        2,500
Benefit payments.........................  (1,475,542)   (1,573,809)    (444,502)    (418,660)        --       (3,279)
Payments on termination..................  (7,747,954)   (7,909,774)  (2,291,394)  (2,091,403)  (126,665)    (115,268)
Contract Maintenance Charge..............     (92,437)     (114,229)     (32,951)     (40,115)        --           --
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (598,184)   (2,098,244)    (653,193)    (467,421)   (13,669)       9,096
                                          -----------  ------------  -----------  -----------   ---------   ---------
Increase (decrease) in net assets from
 contract transactions...................  (9,873,196)  (11,655,981)  (3,418,502)  (3,014,243)  (140,334)    (106,951)
                                          -----------  ------------  -----------  -----------   ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,572,175)   (7,124,394)     322,592     (760,406)  (156,494)    (104,087)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  40,002,844    47,127,238   20,366,718   21,127,124    459,659      563,746
                                          -----------  ------------  -----------  -----------   ---------   ---------
NET ASSETS AT END OF
 PERIOD.................................. $38,430,669  $ 40,002,844  $20,689,310  $20,366,718  $ 303,165    $ 459,659
                                          ===========  ============  ===========  ===========   =========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,673,533     3,477,573    1,723,693    1,996,012     34,033       42,041
       Units issued......................     118,624       147,361       24,146       42,803         69        1,059
       Units redeemed....................    (690,787)     (951,401)    (287,680)    (315,122)   (10,476)      (9,067)
                                          -----------  ------------  -----------  -----------   ---------   ---------
    Units outstanding at end of
     period..............................   2,101,370     2,673,533    1,460,159    1,723,693     23,626       34,033
                                          ===========  ============  ===========  ===========   =========   =========

--------
(t)Previously known as Invesco Van Kampen V.I. Equity and Income II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -------------------------------------------------------------------------------
                                              INVESCO INVESTMENT        INVESCO INVESTMENT       INVESCO INVESTMENT
                                             SERVICES (SERIES II)      SERVICES (SERIES II)     SERVICES (SERIES II)
                                                  SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                          --------------------------  ---------------------  ---------------------------
                                                 INVESCO V.I.              INVESCO V.I.             INVESCO V.I.
                                           GROWTH AND INCOME II (U)     HIGH YIELD II (V)    HIGH YIELD SECURITIES II (V)
                                          --------------------------  ---------------------  ---------------------------
                                              2013          2012        2013 (M)     2012      2013 (N)         2012
                                          ------------  ------------  -----------  --------  ------------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (280,886) $   (263,732) $   397,038  $ 12,832  $    858,936   $   560,414
Net realized gains (losses)..............    5,283,886     1,372,827      (31,744)    3,728      (156,579)       41,090
Change in unrealized gains (losses)......   12,087,948     6,820,475     (219,606)   41,418      (373,766)    1,109,787
                                          ------------  ------------  -----------  --------  ------------   -----------
Increase (decrease) in net assets from
 operations..............................   17,090,948     7,929,570      145,688    57,978       328,591     1,711,291
                                          ------------  ------------  -----------  --------  ------------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       82,820        54,846        7,503        --           182         6,193
Benefit payments.........................   (1,882,560)   (1,206,086)    (241,384)       --      (137,208)     (396,363)
Payments on termination..................  (11,789,609)  (10,134,057)    (804,178)  (76,328)     (292,900)   (1,712,334)
Contract Maintenance Charge..............     (222,920)     (260,830)     (16,202)       --        (6,469)      (26,561)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (4,184,468)   (3,070,898)  11,093,573    11,692   (10,799,759)       34,253
                                          ------------  ------------  -----------  --------  ------------   -----------
Increase (decrease) in net assets from
 contract transactions...................  (17,996,737)  (14,617,025)  10,039,312   (64,636)  (11,236,154)   (2,094,812)
                                          ------------  ------------  -----------  --------  ------------   -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................     (905,789)   (6,687,455)  10,185,000    (6,658)  (10,907,563)     (383,521)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   61,202,055    67,889,510      389,301   395,959    10,907,563    11,291,084
                                          ------------  ------------  -----------  --------  ------------   -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 60,296,266  $ 61,202,055  $10,574,301  $389,301  $         --   $10,907,563
                                          ============  ============  ===========  ========  ============   ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    3,506,132     4,372,109       19,960    23,316       945,570     1,128,731
       Units issued......................       82,492       122,700      961,934       642        25,333        67,088
       Units redeemed....................     (960,885)     (988,677)    (120,657)   (3,998)     (970,903)     (250,249)
                                          ------------  ------------  -----------  --------  ------------   -----------
    Units outstanding at end of
     period..............................    2,627,739     3,506,132      861,237    19,960            --       945,570
                                          ============  ============  ===========  ========  ============   ===========

--------
(m)For the period beginning April 26, 2013 and ended December 31, 2013
(n)For the period beginning January 1, 2013 and ended April 26, 2013
(u)Previously known as Invesco Van Kampen V.I. Growth and Income II
(v)On April 26, 2013, Invesco V.I. High Yield Securities II merged into Invesco V.I. High Yield II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -------------------------------------------------------------------------
                                            INVESCO INVESTMENT      INVESCO INVESTMENT       INVESCO INVESTMENT
                                           SERVICES (SERIES II)    SERVICES (SERIES II)     SERVICES (SERIES II)
                                                SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                                          ----------------------  ----------------------  ------------------------
                                               INVESCO V.I.            INVESCO V.I.             INVESCO V.I.
                                          INTERNATIONAL GROWTH II MID CAP CORE EQUITY II    MID CAP GROWTH II (W)
                                          ----------------------  ----------------------  ------------------------
                                             2013        2012        2013        2012         2013         2012
                                          ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (23,784) $  (14,812) $  (27,485) $  (44,788) $  (150,143) $  (171,899)
Net realized gains (losses)..............    124,017      19,169     281,797      75,761      394,886      385,519
Change in unrealized gains (losses)......    589,264     564,473     276,142     216,142    2,755,865      730,694
                                          ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    689,497     568,830     530,454     247,115    3,000,608      944,314
                                          ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         81       1,986          15       2,590       33,620       31,207
Benefit payments.........................    (10,030)   (123,484)    (67,463)   (199,930)    (165,138)    (423,759)
Payments on termination..................   (569,765)   (498,721)   (598,591)   (642,728)  (1,592,058)  (1,777,613)
Contract Maintenance Charge..............    (13,169)    (15,170)     (4,201)     (6,776)     (26,030)     (30,210)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (79,668)     11,247     (41,172)    (80,116)    (102,997)     281,618
                                          ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (672,551)   (624,142)   (711,412)   (926,960)  (1,852,603)  (1,918,757)
                                          ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................     16,946     (55,312)   (180,958)   (679,845)   1,148,005     (974,443)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  4,373,438   4,428,750   2,270,134   2,949,979    9,437,627   10,412,070
                                          ----------  ----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $4,390,384  $4,373,438  $2,089,176  $2,270,134  $10,585,632  $ 9,437,627
                                          ==========  ==========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    442,241     506,854     165,157     231,695      615,481      742,270
       Units issued......................     25,817      11,237         239       9,451       72,170      107,931
       Units redeemed....................    (83,874)    (75,850)    (45,995)    (75,989)    (170,154)    (234,720)
                                          ----------  ----------  ----------  ----------  -----------  -----------
    Units outstanding at end of
     period..............................    384,184     442,241     119,401     165,157      517,497      615,481
                                          ==========  ==========  ==========  ==========  ===========  ===========

--------
(w)Previously known as Invesco Van Kampen V.I. Mid Cap Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 ---------------------------------------------------------------------
                                                  INVESCO INVESTMENT      INVESCO INVESTMENT      INVESCO INVESTMENT
                                                 SERVICES (SERIES II)    SERVICES (SERIES II)     SERVICES (SERIES II)
                                                     SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
                                                 -------------------  --------------------------  -------------------
                                                     INVESCO V.I.            INVESCO V.I.            INVESCO V.I.
                                                   MONEY MARKET II         S&P 500 INDEX II         TECHNOLOGY II
                                                 -------------------  --------------------------  -------------------
                                                   2013       2012        2013          2012        2013       2012
                                                 --------  ---------  ------------  ------------  --------   -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $(11,281) $ (12,780) $      3,114  $     17,056  $   (322)  $  (463)
Net realized gains (losses).....................       --         --     4,775,867     2,726,287     5,361     1,011
Change in unrealized gains (losses).............       --         --    10,896,423     5,237,443    (1,264)    1,892
                                                 --------  ---------  ------------  ------------  --------   -------
Increase (decrease) in net assets from
 operations.....................................  (11,281)   (12,780)   15,675,404     7,980,786     3,775     2,440
                                                 --------  ---------  ------------  ------------  --------   -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................       --      1,500        28,430        10,557        --        --
Benefit payments................................       --       (335)   (1,492,030)   (1,591,889)       --      (428)
Payments on termination.........................  (51,157)  (203,509)   (8,054,041)   (7,638,672)  (17,765)   (2,826)
Contract Maintenance Charge.....................       --         --      (131,817)     (161,121)       --        --
Transfers among the sub-accounts and with
 the Fixed Account--net.........................   59,424        (33)   (3,320,603)     (746,231)      303     6,476
                                                 --------  ---------  ------------  ------------  --------   -------
Increase (decrease) in net assets from contract
 transactions...................................    8,267   (202,377)  (12,970,061)  (10,127,356)  (17,462)    3,222
                                                 --------  ---------  ------------  ------------  --------   -------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (3,014)  (215,157)    2,705,343    (2,146,570)  (13,687)    5,662
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  745,453    960,610    59,511,629    61,658,199    30,533    24,871
                                                 --------  ---------  ------------  ------------  --------   -------
NET ASSETS AT END OF PERIOD..................... $742,439  $ 745,453  $ 62,216,972  $ 59,511,629  $ 16,846   $30,533
                                                 ========  =========  ============  ============  ========   =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   76,500     96,983     5,011,891     5,841,712     2,364     2,098
       Units issued.............................    7,536      1,045       256,493       440,154        24       575
       Units redeemed...........................   (6,530)   (21,528)   (1,126,731)   (1,269,975)   (1,330)     (309)
                                                 --------  ---------  ------------  ------------  --------   -------
    Units outstanding at end of period..........   77,506     76,500     4,141,653     5,011,891     1,058     2,364
                                                 ========  =========  ============  ============  ========   =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 ---------------------------------------------------------------
                                                  INVESCO INVESTMENT     INVESCO INVESTMENT       JANUS ASPEN
                                                 SERVICES (SERIES II)   SERVICES (SERIES II)         SERIES
                                                     SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
                                                 -------------------  ------------------------  ---------------
                                                     INVESCO V.I.        INVESCO V.I. VALUE
                                                     UTILITIES II       OPPORTUNITIES II (X)    FORTY PORTFOLIO
                                                 -------------------  ------------------------  ---------------
                                                   2013       2012        2013         2012       2013    2012
                                                 --------  ---------  -----------  -----------  -------  ------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  1,691  $   1,910  $   (32,261) $   (32,634) $   (70) $  (61)
Net realized gains (losses).....................    5,636     14,163      107,784     (237,731)     107     112
Change in unrealized gains (losses).............    9,239     (7,307)   1,538,631    1,193,669    2,326   1,442
                                                 --------  ---------  -----------  -----------  -------  ------
Increase (decrease) in net assets from
 operations.....................................   16,566      8,766    1,614,154      923,304    2,363   1,493
                                                 --------  ---------  -----------  -----------  -------  ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       30        180           54        3,227       --      --
Benefit payments................................       --       (437)    (275,773)    (206,594)      --      --
Payments on termination.........................  (24,476)  (183,689)    (798,048)    (932,114)      --      --
Contract Maintenance Charge.....................       --         --      (20,815)     (24,432)      (6)     (6)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (20,276)    13,578     (465,676)    (225,286)     (43)   (135)
                                                 --------  ---------  -----------  -----------  -------  ------
Increase (decrease) in net assets from contract
 transactions...................................  (44,722)  (170,368)  (1,560,258)  (1,385,199)     (49)   (141)
                                                 --------  ---------  -----------  -----------  -------  ------
INCREASE (DECREASE) IN NET ASSETS...............  (28,156)  (161,602)      53,896     (461,895)   2,314   1,352
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  196,927    358,529    5,849,219    6,311,114    8,066   6,714
                                                 --------  ---------  -----------  -----------  -------  ------
NET ASSETS AT END OF PERIOD..................... $168,771  $ 196,927  $ 5,903,115  $ 5,849,219  $10,380  $8,066
                                                 ========  =========  ===========  ===========  =======  ======
UNITS OUTSTANDING
    Units outstanding at beginning of period....   10,589     19,417      474,808      590,928      468     476
       Units issued.............................       64        764        9,733       15,802        1      --
       Units redeemed...........................   (2,310)    (9,592)    (115,631)    (131,922)      (3)     (8)
                                                 --------  ---------  -----------  -----------  -------  ------
    Units outstanding at end of period..........    8,343     10,589      368,910      474,808      466     468
                                                 ========  =========  ===========  ===========  =======  ======

--------
(x)Previously known as Invesco Van Kampen V.I. Value Opportunities II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ----------------------------------------------------------------
                                                                                                  LEGG MASON
                                                     LAZARD RETIREMENT   LEGG MASON             PARTNERS VARIABLE
                                                     SERIES, INC.      PARTNERS VARIABLE INCOME PORTFOLIOS I, INC.
                                                     SUB-ACCOUNT       TRUST SUB-ACCOUNT          SUB-ACCOUNT
                                                     ----------------  -----------------------  -----------------
                                                                       CLEARBRIDGE VARIABLE       CLEARBRIDGE
                                                      EMERGING         FUNDAMENTAL ALL CAP      VARIABLE LARGE CAP
                                                     MARKETS EQUITY    VALUE PORTFOLIO I (Y)    VALUE PORTFOLIO I (Z)
                                                     ----------------  -----------------------  -----------------
                                                     2013     2012      2013         2012        2013         2012
                                                     ----     ----       ------       ------     ------      ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  2     $  2     $   (1)      $    1      $    3       $   10
Net realized gains (losses).........................    8       11        108           (8)         90           21
Change in unrealized gains (losses).................  (30)      94        260          154         334          162
                                                      ----     ----      ------       ------     ------      ------
Increase (decrease) in net assets from operations...  (20)     107        367          147         427          193
                                                      ----     ----      ------       ------     ------      ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................   --       --         --           --          --           --
Benefit payments....................................   --       --         --           --          --           --
Payments on termination.............................   --       --         --           --          --           --
Contract Maintenance Charge.........................   (1)      (1)        (2)          (2)         (2)          (3)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  104        8        (16)         (47)         18          (98)
                                                      ----     ----      ------       ------     ------      ------
Increase (decrease) in net assets from contract
 transactions.......................................  103        7        (18)         (49)         16         (101)
                                                      ----     ----      ------       ------     ------      ------
INCREASE (DECREASE) IN NET ASSETS...................   83      114        349           98         443           92
NET ASSETS AT BEGINNING OF PERIOD...................  637      523      1,216        1,118       1,407        1,315
                                                      ----     ----      ------       ------     ------      ------
NET ASSETS AT END OF PERIOD......................... $720     $637     $1,565       $1,216      $1,850       $1,407
                                                      ====     ====      ======       ======     ======      ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   12       12        134          139         103          111
       Units issued.................................    2       --         --           --           1           --
       Units redeemed...............................   --       --         (2)          (5)         --           (8)
                                                      ----     ----      ------       ------     ------      ------
    Units outstanding at end of period..............   14       12        132          134         104          103
                                                      ====     ====      ======       ======     ======      ======

--------
(y)Previously known as Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio I
(z)Previously known as Legg Mason ClearBridge Variable Large Cap Value
   Portfolio I

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                       -----------------------------------------------------------------------------
                                        LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND
                                              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                       ------------------------  ------------------------  ------------------------
                                            BOND-DEBENTURE          FUNDAMENTAL EQUITY         GROWTH AND INCOME
                                       ------------------------  ------------------------  ------------------------
                                           2013         2012         2013         2012         2013         2012
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   758,340  $ 1,081,798  $   (96,862) $   (86,073) $  (179,887) $  (121,830)
Net realized gains (losses)...........   1,084,263      899,028    1,396,681      428,979      546,153     (525,426)
Change in unrealized gains
 (losses).............................    (216,602)   1,046,954      702,666      336,200    4,507,437    2,461,964
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations......................   1,626,001    3,027,780    2,002,485      679,106    4,873,703    1,814,708
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................      59,200       45,079        9,640      119,912        1,967       10,306
Benefit payments......................    (742,214)    (790,973)    (177,016)    (342,585)    (628,894)    (359,748)
Payments on termination...............  (5,614,269)  (5,597,840)  (1,528,836)  (1,492,962)  (3,643,455)  (2,507,000)
Contract Maintenance Charge...........     (93,480)    (112,655)     (20,872)     (26,009)     (66,857)     (76,387)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................     702,063      802,065     (488,730)    (374,412)    (500,673)    (881,237)
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions...........  (5,688,700)  (5,654,324)  (2,205,814)  (2,116,056)  (4,837,912)  (3,814,066)
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (4,062,699)  (2,626,544)    (203,329)  (1,436,950)      35,791   (1,999,358)
NET ASSETS AT BEGINNING
 OF PERIOD............................  27,856,930   30,483,474    6,793,287    8,230,237   16,481,349   18,480,707
                                       -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................... $23,794,231  $27,856,930  $ 6,589,958  $ 6,793,287  $16,517,140  $16,481,349
                                       ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   1,771,916    2,148,864      478,507      630,356    1,466,898    1,812,934
       Units issued...................     165,777      244,005        4,532       43,176       89,396       75,829
       Units redeemed.................    (515,608)    (620,953)    (135,013)    (195,025)    (455,448)    (421,865)
                                       -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period...........................   1,422,085    1,771,916      348,026      478,507    1,100,846    1,466,898
                                       ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ------------------------------------------------------------------------
                                                                                                  MFS VARIABLE
                                           LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND    INSURANCE TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT            SUB-ACCOUNT
                                          ------------------------  ------------------------  -------------------
                                            GROWTH OPPORTUNITIES          MID-CAP STOCK            MFS GROWTH
                                          ------------------------  ------------------------  -------------------
                                              2013         2012         2013         2012       2013       2012
                                          -----------  -----------  -----------  -----------  --------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (159,779) $  (167,745) $  (235,898) $  (208,210) $ (8,086) $  (9,283)
Net realized gains (losses)..............   1,842,251      443,946      697,592     (591,524)   19,898     14,218
Change in unrealized gains (losses)......   1,318,904    1,031,287    4,315,981    3,369,879   198,234     95,794
                                          -----------  -----------  -----------  -----------  --------  ---------
Increase (decrease) in net assets from
 operations..............................   3,001,376    1,307,488    4,777,675    2,570,145   210,046    100,729
                                          -----------  -----------  -----------  -----------  --------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      11,977      146,531       38,728       95,391        --         --
Benefit payments.........................    (314,764)    (351,039)    (448,288)    (469,872)   (7,285)   (25,366)
Payments on termination..................  (1,766,257)  (1,436,892)  (3,580,509)  (3,653,643)  (33,805)   (98,692)
Contract Maintenance Charge..............     (37,923)     (43,086)     (64,232)     (76,869)     (575)      (640)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (677,454)    (484,277)  (1,880,022)  (1,256,938)   (5,862)   (38,404)
                                          -----------  -----------  -----------  -----------  --------  ---------
Increase (decrease) in net assets from
 contract transactions...................  (2,784,421)  (2,168,763)  (5,934,323)  (5,361,931)  (47,527)  (163,102)
                                          -----------  -----------  -----------  -----------  --------  ---------
INCREASE (DECREASE) IN NET
 ASSETS..................................     216,955     (861,275)  (1,156,648)  (2,791,786)  162,519    (62,373)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   9,823,208   10,684,483   19,205,308   21,997,094   622,406    684,779
                                          -----------  -----------  -----------  -----------  --------  ---------
NET ASSETS AT END OF
 PERIOD.................................. $10,040,163  $ 9,823,208  $18,048,660  $19,205,308  $784,925  $ 622,406
                                          ===========  ===========  ===========  ===========  ========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     644,880      787,315    1,516,479    1,956,249    53,406     71,486
       Units issued......................      14,959       63,983       36,036       78,743        69         20
       Units redeemed....................    (170,601)    (206,418)    (440,733)    (518,513)   (3,887)   (18,100)
                                          -----------  -----------  -----------  -----------  --------  ---------
    Units outstanding at end of
     period..............................     489,238      644,880    1,111,782    1,516,479    49,588     53,406
                                          ===========  ===========  ===========  ===========  ========  =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 ----------------------------------------------------------------
                                                     MFS VARIABLE         MFS VARIABLE          MFS VARIABLE
                                                    INSURANCE TRUST      INSURANCE TRUST      INSURANCE TRUST
                                                      SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                 --------------------  ------------------- ---------------------
                                                 MFS HIGH INCOME (AA)  MFS HIGH YIELD (AA)  MFS INVESTORS TRUST
                                                 --------------------  ------------------- ---------------------
                                                 2013 (AB)     2012         2013 (AC)         2013        2012
                                                 ---------  ---------  ------------------- ----------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  41,273  $  21,298       $  6,422       $   (2,671) $  (4,621)
Net realized gains (losses).....................   (36,457)      (825)           (96)          33,704     37,755
Change in unrealized gains (losses).............     1,026     25,475          4,792          248,207    129,446
                                                 ---------  ---------       --------       ----------  ---------
Increase (decrease) in net assets from
 operations.....................................     5,842     45,948         11,118          279,240    162,580
                                                 ---------  ---------       --------       ----------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       588        292            200            2,495     10,099
Benefit payments................................      (213)        --             --          (23,308)   (20,874)
Payments on termination.........................   (22,731)  (102,324)       (17,508)         (51,961)  (143,646)
Contract Maintenance Charge.....................      (132)      (249)           (78)            (783)      (882)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (326,602)     2,121        324,958           (7,810)   (17,383)
                                                 ---------  ---------       --------       ----------  ---------
Increase (decrease) in net assets from contract
 transactions...................................  (349,090)  (100,160)       307,572          (81,367)  (172,686)
                                                 ---------  ---------       --------       ----------  ---------
INCREASE (DECREASE) IN NET ASSETS...............  (343,248)   (54,212)       318,690          197,873    (10,106)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   343,248    397,460             --          960,380    970,486
                                                 ---------  ---------       --------       ----------  ---------
NET ASSETS AT END OF PERIOD..................... $      --  $ 343,248       $318,690       $1,158,253  $ 960,380
                                                 =========  =========       ========       ==========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    19,375     25,461             --           82,709     98,085
       Units issued.............................       166        330         18,467              876      1,372
       Units redeemed...........................   (19,541)    (6,416)        (1,395)          (6,839)   (16,748)
                                                 ---------  ---------       --------       ----------  ---------
    Units outstanding at end of period..........        --     19,375         17,072           76,746     82,709
                                                 =========  =========       ========       ==========  =========

--------
(aa)On August 16, 2013, MFS High Income merged into MFS High Yield
(ab)For the period beginning January 1, 2013 and ended August 16, 2013
(ac)For the period beginning August 16, 2013 and ended December 31, 2013

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 ------------------------------------------------------------------
                                                      MFS VARIABLE           MFS VARIABLE         MFS VARIABLE
                                                     INSURANCE TRUST       INSURANCE TRUST       INSURANCE TRUST
                                                       SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                 ----------------------  -------------------  --------------------
                                                    MFS NEW DISCOVERY        MFS RESEARCH       MFS RESEARCH BOND
                                                 ----------------------  -------------------  --------------------
                                                    2013        2012       2013       2012      2013       2012
                                                 ----------  ----------  --------  ---------  --------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (21,634) $  (21,417) $ (7,144) $  (4,071) $ (1,061) $   14,170
Net realized gains (losses).....................     94,917     182,321    13,452     15,733    13,781      33,116
Change in unrealized gains (losses).............    483,130     138,117   155,603     72,389   (33,717)     11,977
                                                 ----------  ----------  --------  ---------  --------  ----------
Increase (decrease) in net assets from
 operations.....................................    556,413     299,021   161,911     84,051   (20,997)     59,263
                                                 ----------  ----------  --------  ---------  --------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................     19,405      17,833        --         --     2,157      18,460
Benefit payments................................       (276)         --      (654)   (20,323)   (2,038)     (1,847)
Payments on termination.........................   (201,041)   (225,385)  (11,539)   (52,727)  (61,844)   (172,451)
Contract Maintenance Charge.....................     (1,422)     (1,531)     (260)      (279)     (793)       (900)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (151,231)    (90,145)  (19,913)   (31,446)   15,563      (1,849)
                                                 ----------  ----------  --------  ---------  --------  ----------
Increase (decrease) in net assets from contract
 transactions...................................   (334,565)   (299,228)  (32,366)  (104,775)  (46,955)   (158,587)
                                                 ----------  ----------  --------  ---------  --------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................    221,848        (207)  129,545    (20,724)  (67,952)    (99,324)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,575,907   1,576,114   547,535    568,259   928,909   1,028,233
                                                 ----------  ----------  --------  ---------  --------  ----------
NET ASSETS AT END OF PERIOD..................... $1,797,755  $1,575,907  $677,080  $ 547,535  $860,957  $  928,909
                                                 ==========  ==========  ========  =========  ========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................     76,003      90,760    50,564     60,852    47,973      56,275
       Units issued.............................      2,404       1,615        16         11     2,220       3,156
       Units redeemed...........................    (15,992)    (16,372)   (2,470)   (10,299)   (4,679)    (11,458)
                                                 ----------  ----------  --------  ---------  --------  ----------
    Units outstanding at end of period..........     62,415      76,003    48,110     50,564    45,514      47,973
                                                 ==========  ==========  ========  =========  ========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 --------------------------------------------------------------------
                                                 MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE
                                                        TRUST           TRUST (SERVICE CLASS)  TRUST (SERVICE CLASS)
                                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
                                                 ---------------------  ---------------------  ---------------------
                                                                            MFS GROWTH         MFS INVESTORS TRUST
                                                    MFS UTILITIES         (SERVICE CLASS)        (SERVICE CLASS)
                                                 ---------------------  ---------------------  ---------------------
                                                   2013        2012       2013        2012       2013        2012
                                                  --------   --------    --------   --------    --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  2,382    $ 12,674   $ (1,669)   $ (1,882)  $   (768)   $ (1,085)
Net realized gains (losses).....................   20,725       9,224      9,056      18,512      6,140      12,326
Change in unrealized gains (losses).............   19,435       6,209     26,398       2,065     28,710      10,431
                                                  --------   --------    --------   --------    --------   --------
Increase (decrease) in net assets from
 operations.....................................   42,542      28,107     33,785      18,695     34,082      21,672
                                                  --------   --------    --------   --------    --------   --------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits........................................       --          --         --          --         --          --
Benefit payments................................  (20,085)         --     (3,418)    (18,203)    (3,749)     (2,941)
Payments on termination.........................  (39,034)    (48,029)   (12,300)    (32,744)    (8,960)    (46,480)
Contract Maintenance Charge.....................      (60)        (91)       (52)        (58)      (120)       (134)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................       (1)      4,325        603      (1,180)      (841)       (684)
                                                  --------   --------    --------   --------    --------   --------
Increase (decrease) in net assets from contract
 transactions...................................  (59,180)    (43,795)   (15,167)    (52,185)   (13,670)    (50,239)
                                                  --------   --------    --------   --------    --------   --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (16,638)    (15,688)    18,618     (33,490)    20,412     (28,567)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  239,779     255,467    105,646     139,136    119,647     148,214
                                                  --------   --------    --------   --------    --------   --------
NET ASSETS AT END OF PERIOD..................... $223,141    $239,779   $124,264    $105,646   $140,059    $119,647
                                                  ========   ========    ========   ========    ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   10,005      11,928      9,802      14,862     10,419      15,097
       Units issued.............................       --         193         85          17         --          14
       Units redeemed...........................   (2,167)     (2,116)    (1,308)     (5,077)    (1,026)     (4,692)
                                                  --------   --------    --------   --------    --------   --------
    Units outstanding at end of period..........    7,838      10,005      8,579       9,802      9,393      10,419
                                                  ========   ========    ========   ========    ========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 ---------------------------------------------------------------------
                                                 MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE
                                                 TRUST (SERVICE CLASS)  TRUST (SERVICE CLASS)   TRUST (SERVICE CLASS)
                                                     SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                                 ---------------------  ---------------------  ----------------------
                                                  MFS NEW DISCOVERY        MFS RESEARCH             MFS UTILITIES
                                                   (SERVICE CLASS)        (SERVICE CLASS)          (SERVICE CLASS)
                                                 ---------------------  ---------------------  ----------------------
                                                   2013        2012       2013        2012        2013        2012
                                                 --------   ---------    --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $ (2,371)  $  (2,006)  $   (750)   $   (813)  $    7,267  $   62,145
Net realized gains (losses).....................    9,230      21,436      6,266      20,848       60,127      20,054
Change in unrealized gains (losses).............   43,155       4,297     11,295      (5,345)     169,140      56,854
                                                 --------   ---------    --------   --------   ----------  ----------
Increase (decrease) in net assets from
 operations.....................................   50,014      23,727     16,811      14,690      236,534     139,053
                                                 --------   ---------    --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits........................................       20          20         --          --           --          --
Benefit payments................................   (1,965)     (1,456)        --     (12,594)          --          --
Payments on termination.........................  (20,774)   (123,883)    (9,880)    (42,680)    (111,702)   (108,069)
Contract Maintenance Charge.....................      (86)        (79)       (23)        (40)        (117)       (141)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    4,444       6,812     (2,790)        (23)      (2,463)     11,122
                                                 --------   ---------    --------   --------   ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................  (18,361)   (118,586)   (12,693)    (55,337)    (114,282)    (97,088)
                                                 --------   ---------    --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   31,653     (94,859)     4,118     (40,647)     122,252      41,965
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  133,170     228,029     62,864     103,511    1,354,836   1,312,871
                                                 --------   ---------    --------   --------   ----------  ----------
NET ASSETS AT END OF PERIOD..................... $164,823   $ 133,170   $ 66,982    $ 62,864   $1,477,088  $1,354,836
                                                 ========   =========    ========   ========   ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    9,543      19,381      5,432      10,341       60,073      64,244
       Units issued.............................      908         681        203           2           --         697
       Units redeemed...........................   (1,967)    (10,519)    (1,199)     (4,911)      (4,310)     (4,868)
                                                 --------   ---------    --------   --------   ----------  ----------
    Units outstanding at end of period..........    8,484       9,543      4,436       5,432       55,763      60,073
                                                 ========   =========    ========   ========   ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                    ------------------------------------------------------------------------------
                                     MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE   MORGAN STANLEY VARIABLE
                                        INVESTMENT SERIES          INVESTMENT SERIES         INVESTMENT SERIES
                                           SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                    -------------------------  ------------------------  ------------------------
                                      AGGRESSIVE EQUITY (AD)        EUROPEAN EQUITY        GLOBAL INFRASTRUCTURE
                                    -------------------------  ------------------------  ------------------------
                                      2013 (N)        2012         2013         2012         2013         2012
                                    ------------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $    (50,068) $  (171,009) $   574,423  $   515,747  $   664,190  $   541,144
Net realized gains (losses)........    3,328,582    1,490,993      196,378   (1,028,650)   2,459,002    1,446,413
Change in unrealized gains
 (losses)..........................   (2,632,387)    (199,836)   7,900,861    6,303,971    5,021,074    6,459,828
                                    ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations...................      646,127    1,120,148    8,671,662    5,791,068    8,144,266    8,447,385
                                    ------------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................        1,200          300       58,152       47,636       75,748       19,097
Benefit payments...................     (110,877)    (439,731)  (1,671,943)  (1,347,497)  (1,936,134)  (3,105,156)
Payments on termination............     (342,428)  (1,052,721)  (3,264,128)  (3,598,513)  (4,265,061)  (5,267,300)
Contract Maintenance Charge........       (2,498)      (8,004)     (19,247)     (21,877)     (23,401)     (26,146)
Transfers among the sub-
 accounts and with the Fixed
 Account--net......................  (10,597,224)    (401,214)    (727,232)  (1,675,907)  (1,736,825)    (698,286)
                                    ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (11,051,827)  (1,901,370)  (5,624,398)  (6,596,158)  (7,885,673)  (9,077,791)
                                    ------------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (10,405,700)    (781,222)   3,047,264     (805,090)     258,593     (630,406)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................   10,405,700   11,186,922   36,933,095   37,738,185   53,561,444   54,191,850
                                    ------------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $         --  $10,405,700  $39,980,359  $36,933,095  $53,820,037  $53,561,444
                                    ============  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........      653,269      774,338    1,269,824    1,533,802    1,661,125    1,962,535
       Units issued................       10,696       25,401       36,538       44,479       44,978       61,439
       Units redeemed..............     (663,965)    (146,470)    (224,544)    (308,457)    (282,736)    (362,849)
                                    ------------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period........................           --      653,269    1,081,818    1,269,824    1,423,367    1,661,125
                                    ============  ===========  ===========  ===========  ===========  ===========

--------
(n)For the period beginning January 1, 2013 and ended April 26, 2013
(ad)On April 26, 2013, Aggressive Equity merged into Multi Cap Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    -------------------------------------------------------------------------------
                                      MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE   MORGAN STANLEY VARIABLE
                                         INVESTMENT SERIES          INVESTMENT SERIES         INVESTMENT SERIES
                                            SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                    --------------------------  ------------------------  ------------------------
                                            INCOME PLUS             LIMITED DURATION            MONEY MARKET
                                    --------------------------  ------------------------  ------------------------
                                        2013          2012          2013         2012         2013         2012
                                    ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $  2,570,539  $  3,495,023  $    98,959  $   162,253  $  (506,395) $  (610,298)
Net realized gains (losses)........    1,205,305     1,555,412     (265,394)    (438,098)          --           --
Change in unrealized gains
 (losses)..........................   (4,111,447)    4,653,431       69,799      479,712           --           --
                                    ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations...................     (335,603)    9,703,866      (96,636)     203,867     (506,395)    (610,298)
                                    ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................       34,993        47,709           --       10,140       30,212      119,605
Benefit payments...................   (3,731,317)   (4,142,911)    (397,297)    (644,419)  (3,260,649)  (2,441,432)
Payments on termination............   (6,318,395)   (9,195,137)    (724,082)    (938,602)  (8,423,522)  (9,419,245)
Contract Maintenance Charge........      (28,726)      (34,215)      (4,771)      (5,924)     (24,555)     (29,804)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................   (1,353,488)      (90,896)      41,668     (622,818)   4,445,192    4,131,824
                                    ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (11,396,933)  (13,415,450)  (1,084,482)  (2,201,623)  (7,233,322)  (7,639,052)
                                    ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (11,732,536)   (3,711,584)  (1,181,118)  (1,997,756)  (7,739,717)  (8,249,350)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................   79,590,575    83,302,159    9,738,801   11,736,557   39,126,822   47,376,172
                                    ------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $ 67,858,039  $ 79,590,575  $ 8,557,683  $ 9,738,801  $31,387,105  $39,126,822
                                    ============  ============  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    2,474,817     2,909,882      901,314    1,106,063    2,779,224    3,310,666
       Units issued................       74,339       156,358       41,002       38,131      873,439      950,580
       Units redeemed..............     (439,183)     (591,423)    (141,761)    (242,880)  (1,386,599)  (1,482,022)
                                    ------------  ------------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period........................    2,109,973     2,474,817      800,555      901,314    2,266,064    2,779,224
                                    ============  ============  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    ----------------------------------------------------------------------------------
                                                                                             MORGAN STANLEY VARIABLE
                                      MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE       INVESTMENT SERIES
                                         INVESTMENT SERIES           INVESTMENT SERIES           (CLASS Y SHARES)
                                            SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                    --------------------------  --------------------------  -------------------------
                                                                                                AGGRESSIVE EQUITY
                                       MULTI CAP GROWTH (AD)          STRATEGIST (AE)         (CLASS Y SHARES) (AF)
                                    --------------------------  --------------------------  -------------------------
                                        2013          2012        2013 (N)        2012        2013 (N)        2012
                                    ------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $ (1,734,925) $ (2,318,517) $  1,977,284  $    504,482  $    (81,146) $  (259,449)
Net realized gains (losses)........   13,177,234    10,111,015   (21,249,119)   (3,938,586)    4,889,419    1,893,065
Change in unrealized gains
 (losses)..........................   61,531,007     9,800,840    24,527,813     8,119,424    (3,935,575)    (201,941)
                                    ------------  ------------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets
 from operations...................   72,973,316    17,593,338     5,255,978     4,685,320       872,698    1,431,675
                                    ------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      194,908       356,430           400       268,941         1,238        1,375
Benefit payments...................   (7,405,917)   (6,629,792)   (1,414,605)   (5,298,822)      (96,335)    (286,785)
Payments on termination............  (17,179,516)  (15,021,745)   (1,881,731)   (7,603,342)     (470,216)  (1,202,029)
Contract Maintenance
 Charge............................      (84,051)      (90,991)      (12,118)      (42,067)       (1,739)     (14,953)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................    6,826,326    (3,930,483)  (82,481,030)   (1,953,923)  (14,736,455)    (303,475)
                                    ------------  ------------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets
 from contract transactions........  (17,648,250)  (25,316,581)  (85,789,084)  (14,629,213)  (15,303,507)  (1,805,867)
                                    ------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................   55,325,066    (7,723,243)  (80,533,106)   (9,943,893)  (14,430,809)    (374,192)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  155,908,872   163,632,115    80,533,106    90,476,999    14,430,809   14,805,001
                                    ------------  ------------  ------------  ------------  ------------  -----------
NET ASSETS AT END OF
 PERIOD............................ $211,233,938  $155,908,872  $         --  $ 80,533,106  $         --  $14,430,809
                                    ============  ============  ============  ============  ============  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    3,470,658     4,049,176     2,968,894     3,492,890     1,145,496    1,292,768
       Units issued................      309,543        71,545        25,776        65,270        17,703       41,783
       Units redeemed..............     (680,077)     (650,063)   (2,994,670)     (589,266)   (1,163,199)    (189,055)
                                    ------------  ------------  ------------  ------------  ------------  -----------
    Units outstanding at end of
     period........................    3,100,124     3,470,658            --     2,968,894            --    1,145,496
                                    ============  ============  ============  ============  ============  ===========

--------
(n)For the period beginning January 1, 2013 and ended April 26, 2013
(ad)On April 26, 2013, Aggressive Equity merged into Multi Cap Growth
(ae)On April 26, 2013, Strategist merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio
(af)On April 26, 2013, Aggressive Equity (Class Y Shares) merged into Multi Cap Growth (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    -------------------------------------------------------------------------------
                                     MORGAN STANLEY VARIABLE   MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                        INVESTMENT SERIES         INVESTMENT SERIES          INVESTMENT SERIES
                                        (CLASS Y SHARES)          (CLASS Y SHARES)           (CLASS Y SHARES)
                                           SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                    ------------------------  ------------------------  --------------------------
                                         EUROPEAN EQUITY        GLOBAL INFRASTRUCTURE           INCOME PLUS
                                        (CLASS Y SHARES)          (CLASS Y SHARES)           (CLASS Y SHARES)
                                    ------------------------  ------------------------  --------------------------
                                        2013         2012         2013         2012         2013          2012
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   108,656  $    83,458  $    93,461  $    68,727  $  2,596,604  $  3,821,405
Net realized gains (losses)........     136,681     (250,391)     683,985      467,544     1,641,059     1,913,682
Change in unrealized gains
 (losses)..........................   2,272,586    1,860,884    1,258,973    1,629,022    (5,079,322)    5,557,524
                                    -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from operations...................   2,517,923    1,693,951    2,036,419    2,165,293      (841,659)   11,292,611
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................       9,430       14,738        3,825        2,086        28,033        36,739
Benefit payments...................    (218,464)    (190,568)    (450,956)    (539,012)   (3,650,997)   (2,972,624)
Payments on termination............  (1,907,518)  (1,102,916)  (1,512,095)  (1,528,371)  (10,772,898)  (13,896,913)
Contract Maintenance
 Charge............................     (16,925)     (20,609)     (11,636)     (13,049)     (180,806)     (237,050)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................    (328,061)    (335,667)     (19,770)      (8,385)      712,069       805,157
                                    -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions........  (2,461,538)  (1,635,022)  (1,990,632)  (2,086,731)  (13,864,599)  (16,264,691)
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................      56,385       58,929       45,787       78,562   (14,706,258)   (4,972,080)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  11,348,620   11,289,691   14,219,957   14,141,395    95,434,799   100,406,879
                                    -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................ $11,405,005  $11,348,620  $14,265,744  $14,219,957  $ 80,728,541  $ 95,434,799
                                    ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   1,041,095    1,204,342    1,038,353    1,189,807     5,729,091     6,774,885
       Units issued................      19,145       20,111       37,743       58,712       344,315       384,374
       Units redeemed..............    (208,548)    (183,358)    (167,498)    (210,166)   (1,183,805)   (1,430,168)
                                    -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period........................     851,692    1,041,095      908,598    1,038,353     4,889,601     5,729,091
                                    ===========  ===========  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    -------------------------------------------------------------------------------
                                     MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                        INVESTMENT SERIES          INVESTMENT SERIES          INVESTMENT SERIES
                                        (CLASS Y SHARES)           (CLASS Y SHARES)           (CLASS Y SHARES)
                                           SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                    ------------------------  --------------------------  ------------------------
                                        LIMITED DURATION             MONEY MARKET             MULTI CAP GROWTH
                                        (CLASS Y SHARES)           (CLASS Y SHARES)         (CLASS Y SHARES) (AF)
                                    ------------------------  --------------------------  ------------------------
                                        2013         2012         2013          2012          2013         2012
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   195,111  $   414,108  $   (716,837) $   (839,112) $  (839,517) $  (819,126)
Net realized gains (losses)........  (1,374,014)  (1,512,882)           --            --    6,488,929    4,883,891
Change in unrealized gains
 (losses)..........................     608,507    1,640,600            --             1   17,749,439      800,014
                                    -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from operations...................    (570,396)     541,826      (716,837)     (839,111)  23,398,851    4,864,779
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      54,726       47,056         8,257        56,742       27,983       13,839
Benefit payments...................  (1,538,179)  (1,513,930)   (2,229,387)   (1,557,236)  (1,327,365)    (679,017)
Payments on termination............  (3,230,182)  (4,370,462)  (16,751,712)  (10,370,699)  (8,637,316)  (6,946,694)
Contract Maintenance Charge........     (62,133)     (79,381)     (131,418)     (152,096)     (96,569)     (96,105)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................    (156,800)     176,751    10,595,202     5,846,594   11,739,741     (934,564)
                                    -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (4,932,568)  (5,739,966)   (8,509,058)   (6,176,695)   1,706,474   (8,642,541)
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (5,502,964)  (5,198,140)   (9,225,895)   (7,015,806)  25,105,325   (3,777,762)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  37,442,533   42,640,673    46,745,325    53,761,131   43,808,446   47,586,208
                                    -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $31,939,569  $37,442,533  $ 37,519,430  $ 46,745,325  $68,913,771  $43,808,446
                                    ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   3,926,202    4,529,489     4,715,597     5,321,844    3,313,317    3,953,985
       Units issued................     236,165      264,065     1,952,327     1,459,802    1,159,387      122,824
       Units redeemed..............    (747,217)    (867,352)   (2,819,263)   (2,066,049)    (829,353)    (763,492)
                                    -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period........................   3,415,150    3,926,202     3,848,661     4,715,597    3,643,351    3,313,317
                                    ===========  ===========  ============  ============  ===========  ===========

--------
(af)On April 26, 2013, Aggressive Equity (Class Y Shares) merged into Multi Cap Growth (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                         ------------------------------------------------------------------
                                          MORGAN STANLEY VARIABLE
                                             INVESTMENT SERIES      NEUBERGER BERMAN     NEUBERGER BERMAN
                                              (CLASS Y SHARES)      ADVISORS MANAGEMENT ADVISORS MANAGEMENT
                                                SUB-ACCOUNT         TRUST SUB-ACCOUNT   TRUST SUB-ACCOUNT
                                         -------------------------  ------------------  -----------------
                                                                           AMT                 AMT
                                                 STRATEGIST             LARGE CAP            MID-CAP
                                           (CLASS Y SHARES) (AG)          VALUE               GROWTH
                                         -------------------------  ------------------  -----------------
                                           2013 (N)        2012       2013      2012      2013      2012
                                         ------------  -----------  -------   -------   -------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)............ $    656,759  $   (46,447) $   (89)  $  (208)  $  (338)  $   (734)
Net realized gains (losses).............   (8,114,804)  (1,699,740)     (82)     (242)       74      1,682
Change in unrealized gains (losses).....    9,582,251    3,519,896    5,628     2,905     5,706      1,956
                                         ------------  -----------  -------   -------   -------   --------
Increase (decrease) in net assets from
 operations.............................    2,124,206    1,773,709    5,457     2,455     5,442      2,904
                                         ------------  -----------  -------   -------   -------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits................................        7,481       25,081       --        --        --         --
Benefit payments........................   (1,001,589)    (978,717)      --        --        --         --
Payments on termination.................     (852,450)  (3,460,488)    (325)     (321)       --         --
Contract Maintenance Charge.............      (10,295)     (64,066)     (16)      (16)       --         --
Transfers among the sub-accounts and
 with the Fixed Account--net............  (34,273,090)  (2,166,259)      --        --        (1)   (29,456)
                                         ------------  -----------  -------   -------   -------   --------
Increase (decrease) in net assets from
 contract transactions..................  (36,129,943)  (6,644,449)    (341)     (337)       (1)   (29,456)
                                         ------------  -----------  -------   -------   -------   --------
INCREASE (DECREASE) IN NET ASSETS.......  (34,005,737)  (4,870,740)   5,116     2,118     5,441    (26,552)
NET ASSETS AT BEGINNING OF PERIOD.......   34,005,737   38,876,477   18,936    16,818    17,875     44,427
                                         ------------  -----------  -------   -------   -------   --------
NET ASSETS AT END OF PERIOD............. $         --  $34,005,737  $24,052   $18,936   $23,316   $ 17,875
                                         ============  ===========  =======   =======   =======   ========
UNITS OUTSTANDING
   Units outstanding at beginning of
     period.............................    2,775,760    3,317,733    1,393     1,420     1,743      3,339
      Units issued......................       17,438       62,676       --        --        --        356
      Units redeemed....................   (2,793,198)    (604,649)     (22)      (27)       --     (1,952)
                                         ------------  -----------  -------   -------   -------   --------
   Units outstanding at end of period...           --    2,775,760    1,371     1,393     1,743      1,743
                                         ============  ===========  =======   =======   =======   ========

--------
(n)For the period beginning January 1, 2013 and ended April 26, 2013
(ag)On April 26, 2013, Strategist (Class Y Shares) merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------
                                                OPPENHEIMER             OPPENHEIMER             OPPENHEIMER
                                          VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS
                                                SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                          ----------------------  ----------------------  ----------------------
                                                OPPENHEIMER             OPPENHEIMER             OPPENHEIMER
                                           CAPITAL APPRECIATION     CAPITAL INCOME (AH)          CORE BOND
                                          ----------------------  ----------------------  ----------------------
                                             2013        2012        2013        2012        2013        2012
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (13,365) $  (23,912) $   13,464  $   (1,492) $   38,967  $   39,042
Net realized gains (losses)..............    186,451      89,879      (3,515)    (38,411)    (33,804)    (38,567)
Change in unrealized gains (losses)......    643,670     329,637     165,916     224,406     (19,913)     91,476
                                          ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................    816,756     395,604     175,865     184,503     (14,750)     91,951
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     34,743      39,435          --      34,729       5,625       5,352
Benefit payments.........................    (45,758)    (26,885)    (96,197)    (82,278)     (1,398)    (10,213)
Payments on termination..................   (563,096)   (366,380)   (139,723)   (224,913)   (123,739)   (127,852)
Contract Maintenance Charge..............     (2,990)     (3,591)       (849)     (1,031)       (859)     (1,032)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (17,673)    (55,974)   (129,335)    (67,916)     (6,803)     19,025
                                          ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (594,774)   (413,395)   (366,104)   (341,409)   (127,174)   (114,720)
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    221,982     (17,791)   (190,239)   (156,906)   (141,924)    (22,769)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  3,211,443   3,229,234   1,689,111   1,846,017   1,079,147   1,101,916
                                          ----------  ----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $3,433,425  $3,211,443  $1,498,872  $1,689,111  $  937,223  $1,079,147
                                          ==========  ==========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    292,367     331,864     142,393     170,976      90,651     100,756
       Units issued......................      3,966      13,995         862       3,427       2,140       4,621
       Units redeemed....................    (53,301)    (53,492)    (30,865)    (32,010)    (13,000)    (14,726)
                                          ----------  ----------  ----------  ----------  ----------  ----------
    Units outstanding at end of period...    243,032     292,367     112,390     142,393      79,791      90,651
                                          ==========  ==========  ==========  ==========  ==========  ==========

--------
(ah)Previously known as Oppenheimer Balanced

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                           ----------------------------------------------------------------------
                                               OPPENHEIMER              OPPENHEIMER             OPPENHEIMER
                                           VARIABLE ACCOUNT FUNDS VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS
                                               SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                           ---------------------  ----------------------  ----------------------
                                               OPPENHEIMER                                      OPPENHEIMER
                                                DISCOVERY               OPPENHEIMER               GLOBAL
                                           MID CAP GROWTH (AI)          GLOBAL (AJ)          STRATEGIC INCOME
                                           ---------------------  ----------------------  ----------------------
                                             2013        2012        2013        2012        2013        2012
                                           --------   ---------   ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $ (8,413)  $  (8,870)  $      788  $   23,718  $   79,705  $  104,290
Net realized gains (losses)...............   37,639      35,957      204,664      48,872      38,163      91,652
Change in unrealized gains (losses).......  139,183      61,615      474,408     435,110    (152,941)     77,885
                                           --------   ---------   ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations...............................  168,409      88,702      679,860     507,700     (35,073)    273,827
                                           --------   ---------   ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................       --          --       25,775      25,033       2,032      16,034
Benefit payments..........................   (7,529)    (29,192)     (28,568)    (32,564)    (83,750)   (119,409)
Payments on termination...................  (88,348)   (101,775)    (614,352)   (280,964)   (242,097)   (236,457)
Contract Maintenance Charge...............     (248)       (306)      (2,506)     (2,812)       (981)       (916)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     (596)    (12,217)      75,290     (41,866)      1,369      38,549
                                           --------   ---------   ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions....................  (96,721)   (143,490)    (544,361)   (333,173)   (323,427)   (302,199)
                                           --------   ---------   ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................   71,688     (54,788)     135,499     174,527    (358,500)    (28,372)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  547,902     602,690    2,908,366   2,733,839   2,493,236   2,521,608
                                           --------   ---------   ----------  ----------  ----------  ----------
NET ASSETS AT END OF PERIOD............... $619,590   $ 547,902   $3,043,865  $2,908,366  $2,134,736  $2,493,236
                                           ========   =========   ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   72,846      88,829      142,192     159,823     167,052     141,268
       Units issued.......................       30       2,949        8,243       4,890       4,337      62,542
       Units redeemed.....................   (9,234)    (18,932)     (32,964)    (22,521)    (22,875)    (36,758)
                                           --------   ---------   ----------  ----------  ----------  ----------
    Units outstanding at end of period....   63,642      72,846      117,471     142,192     148,514     167,052
                                           ========   =========   ==========  ==========  ==========  ==========

--------
(ai)Previously known as Oppenheimer Small- & Mid-Cap Growth
(aj)Previously known as Oppenheimer Global Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -------------------------------------------------------------------------
                                                                                                 OPPENHEIMER
                                                OPPENHEIMER             OPPENHEIMER        VARIABLE ACCOUNT FUNDS
                                          VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS   (SERVICE SHARES ("SS"))
                                                SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                                          ----------------------  ----------------------  ------------------------
                                                                        OPPENHEIMER              OPPENHEIMER
                                                OPPENHEIMER             MAIN STREET                CAPITAL
                                                MAIN STREET           SMALL CAP (AK)          APPRECIATION (SS)
                                          ----------------------  ----------------------  ------------------------
                                             2013        2012        2013        2012         2013         2012
                                          ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (5,368) $   (8,736) $   (5,251) $   (8,757) $  (249,013) $  (382,624)
Net realized gains (losses)..............     83,764     112,361     105,945      99,480    2,241,687    1,487,824
Change in unrealized gains (losses)......    335,125     153,390     333,264      93,989    4,994,090    2,673,395
                                          ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    413,521     257,015     433,958     184,712    6,986,764    3,778,595
                                          ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         --      15,790       2,800       5,078      112,385       38,316
Benefit payments.........................    (98,668)   (105,371)       (942)       (761)    (721,306)    (780,620)
Payments on termination..................   (131,185)   (538,834)   (190,145)   (238,539)  (5,137,867)  (4,946,460)
Contract Maintenance Charge..............     (1,005)     (1,136)     (1,870)     (1,928)    (108,476)    (131,838)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (28,949)    (12,605)    126,274     (49,190)  (1,602,177)  (1,376,087)
                                          ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (259,807)   (642,156)    (63,883)   (285,340)  (7,457,441)  (7,196,689)
                                          ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    153,714    (385,141)    370,075    (100,628)    (470,677)  (3,418,094)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,493,126   1,878,267   1,122,882   1,223,510   29,197,755   32,615,849
                                          ----------  ----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $1,646,840  $1,493,126  $1,492,957  $1,122,882  $28,727,078  $29,197,755
                                          ==========  ==========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    132,826     192,508      46,897      59,611    2,084,831    2,606,277
       Units issued......................        727       4,971       5,111       3,032       42,142      108,760
       Units redeemed....................    (20,846)    (64,653)     (7,001)    (15,746)    (514,442)    (630,206)
                                          ----------  ----------  ----------  ----------  -----------  -----------
    Units outstanding at end of
     period..............................    112,707     132,826      45,007      46,897    1,612,531    2,084,831
                                          ==========  ==========  ==========  ==========  ===========  ===========

--------
(ak)Previously known as Oppenheimer Main Street Small Mid Cap

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                       -----------------------------------------------------------------------------
                                              OPPENHEIMER               OPPENHEIMER               OPPENHEIMER
                                        VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS
                                        (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))
                                              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                       ------------------------  ------------------------  ------------------------
                                              OPPENHEIMER                                         OPPENHEIMER
                                                CAPITAL                 OPPENHEIMER            DISCOVERY MID CAP
                                           INCOME (SS) (AL)           CORE BOND (SS)           GROWTH (SS) (AM)
                                       ------------------------  ------------------------  ------------------------
                                           2013         2012         2013         2012         2013         2012
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $    61,441  $   (55,858) $   937,144  $ 1,015,413  $  (134,546) $  (144,513)
Net realized gains (losses)...........    (307,901)    (622,010)    (953,593)  (1,079,682)     718,328      372,825
Change in unrealized gains
 (losses).............................   1,535,951    2,020,576     (534,424)   2,553,171    1,783,403      976,537
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations......................   1,289,491    1,342,708     (550,873)   2,488,902    2,367,185    1,204,849
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................       3,865       18,043       75,490       54,209        6,833        9,575
Benefit payments......................    (559,852)    (291,966)  (1,105,459)    (744,776)    (212,069)    (209,694)
Payments on termination...............  (2,211,230)  (1,907,333)  (4,548,114)  (4,910,584)  (1,380,405)    (998,498)
Contract Maintenance Charge...........     (45,023)     (55,173)    (106,411)    (122,794)     (36,721)     (43,053)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    (123,599)    (273,049)   1,889,584    2,354,314     (517,851)    (338,017)
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions...........  (2,935,839)  (2,509,478)  (3,794,910)  (3,369,631)  (2,140,213)  (1,579,687)
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (1,646,348)  (1,166,770)  (4,345,783)    (880,729)     226,972     (374,838)
NET ASSETS AT BEGINNING
 OF PERIOD............................  12,768,665   13,935,435   29,826,486   30,707,215    8,181,368    8,556,206
                                       -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................... $11,122,317  $12,768,665  $25,480,703  $29,826,486  $ 8,408,340  $ 8,181,368
                                       ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................     989,939    1,190,703    3,398,034    3,796,461      524,103      626,024
       Units issued...................      37,976       37,630      511,317      651,575       10,700       18,845
       Units redeemed.................    (249,768)    (238,394)    (945,889)  (1,050,002)    (130,994)    (120,766)
                                       -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period...........................     778,147      989,939    2,963,462    3,398,034      403,809      524,103
                                       ===========  ===========  ===========  ===========  ===========  ===========

--------
(al)Previously known as Oppenheimer Balanced (SS)
(am)Previously known as Oppenheimer Small- & Mid-Cap Growth (SS)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                 ---------------------------------------------------------------------------------
                                        OPPENHEIMER                OPPENHEIMER                 OPPENHEIMER
                                  VARIABLE ACCOUNT FUNDS     VARIABLE ACCOUNT FUNDS      VARIABLE ACCOUNT FUNDS
                                  (SERVICE SHARES ("SS"))    (SERVICE SHARES ("SS"))     (SERVICE SHARES ("SS"))
                                        SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
                                 ------------------------  --------------------------  --------------------------
                                                                   OPPENHEIMER
                                        OPPENHEIMER             GLOBAL STRATEGIC               OPPENHEIMER
                                     GLOBAL (SS) (AN)              INCOME (SS)              MAIN STREET (SS)
                                 ------------------------  --------------------------  --------------------------
                                     2013         2012         2013          2012          2013          2012
                                 -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS
Net investment income
 (loss)......................... $   (65,784) $    50,170  $  2,107,469  $  2,896,168  $   (360,085) $   (495,478)
Net realized gains (losses).....     973,139      262,754     1,182,366     2,322,831     4,167,543     1,836,647
Change in unrealized gains
 (losses).......................   2,311,278    2,442,410    (4,595,134)    2,693,441     8,531,465     5,999,811
                                 -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net
 assets from operations.........   3,218,633    2,755,334    (1,305,299)    7,912,440    12,338,923     7,340,980
                                 -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits........................      40,004      114,903       187,070        76,396        91,774        78,235
Benefit payments................    (630,329)    (382,018)   (1,817,537)   (1,746,309)   (1,222,070)     (827,433)
Payments on termination.........  (2,533,505)  (2,833,995)  (13,401,201)  (12,402,775)   (8,650,588)   (7,032,962)
Contract Maintenance
 Charge.........................     (42,965)     (49,911)     (261,173)     (281,130)     (178,243)     (207,094)
Transfers among the
 sub-accounts and with the
 Fixed Account--net.............    (833,494)  (1,165,082)    2,847,489    10,189,137    (4,244,619)   (2,216,774)
                                 -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net
 assets from contract
 transactions...................  (4,000,289)  (4,316,103)  (12,445,352)   (4,164,681)  (14,203,746)  (10,206,028)
                                 -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS..................    (781,656)  (1,560,769)  (13,750,651)    3,747,759    (1,864,823)   (2,865,048)
NET ASSETS AT
 BEGINNING OF
 PERIOD.........................  14,797,609   16,358,378    77,553,712    73,805,953    48,809,906    51,674,954
                                 -----------  -----------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD......................... $14,015,953  $14,797,609  $ 63,803,061  $ 77,553,712  $ 46,945,083  $ 48,809,906
                                 ===========  ===========  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period........     666,356      876,022     4,256,612     4,507,154     3,053,875     3,708,185
       Units issued.............      16,418       45,692       384,128       874,349        66,708       155,244
       Units redeemed...........    (177,369)    (255,358)   (1,065,521)   (1,124,891)     (847,653)     (809,554)
                                 -----------  -----------  ------------  ------------  ------------  ------------
    Units outstanding at end
     of period..................     505,405      666,356     3,575,219     4,256,612     2,272,930     3,053,875
                                 ===========  ===========  ============  ============  ============  ============

--------
(an)Previously known as Oppenheimer Global Securities (SS)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 --------------------------------------------------------------
                                                        OPPENHEIMER
                                                  VARIABLE ACCOUNT FUNDS   PIMCO VARIABLE      PIMCO VARIABLE
                                                  (SERVICE SHARES ("SS"))  INSURANCE TRUST     INSURANCE TRUST
                                                        SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                                 ------------------------  -----------------  ----------------
                                                        OPPENHEIMER
                                                        MAIN STREET         FOREIGN BOND
                                                    SMALL CAP (SS) (AO)    (US DOLLAR-HEDGED)   MONEY MARKET
                                                 ------------------------  ------------------ ----------------
                                                     2013         2012      2013      2012      2013     2012
                                                 -----------  -----------   ------   ------   -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (193,449) $  (278,747) $    6    $   11   $  (288) $  (302)
Net realized gains (losses).....................   3,031,762    1,240,532     108        57        --       --
Change in unrealized gains (losses).............   4,080,369    2,329,484    (129)       66        --        1
                                                 -----------  -----------   ------   ------   -------  -------
Increase (decrease) in net assets from
 operations.....................................   6,918,682    3,291,269     (15)      134      (288)    (301)
                                                 -----------  -----------   ------   ------   -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      23,165      184,833      --        --        --       --
Benefit payments................................    (559,770)    (512,202)     --        --        --       --
Payments on termination.........................  (4,011,570)  (3,123,198)     --        --      (627)    (644)
Contract Maintenance Charge.....................     (85,075)     (96,722)     (4)       (4)      (41)     (42)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (1,877,886)  (1,348,609)    307        (9)      157       84
                                                 -----------  -----------   ------   ------   -------  -------
Increase (decrease) in net assets from contract
 transactions...................................  (6,511,136)  (4,895,898)    303       (13)     (511)    (602)
                                                 -----------  -----------   ------   ------   -------  -------
INCREASE (DECREASE) IN NET
 ASSETS.........................................     407,546   (1,604,629)    288       121      (799)    (903)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  20,594,116   22,198,745   1,577     1,456    20,571   21,474
                                                 -----------  -----------   ------   ------   -------  -------
NET ASSETS AT END OF PERIOD..................... $21,001,662  $20,594,116  $1,865    $1,577   $19,772  $20,571
                                                 ===========  ===========   ======   ======   =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period....     913,051    1,139,381      98        99     2,035    2,094
       Units issued.............................      37,880       54,366      19        --        16        8
       Units redeemed...........................    (277,256)    (280,696)     --        (1)      (66)     (67)
                                                 -----------  -----------   ------   ------   -------  -------
    Units outstanding at end of period..........     673,675      913,051     117        98     1,985    2,035
                                                 ===========  ===========   ======   ======   =======  =======

--------
(ao)Previously known as Oppenheimer Main Street Small Mid Cap (SS)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 ----------------------------------------------------------------
                                                 PIMCO VARIABLE       PIMCO VARIABLE          PIMCO VARIABLE
                                                 INSURANCE TRUST     INSURANCE TRUST          INSURANCE TRUST
                                                   SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
                                                 --------------  -----------------------  ----------------------
                                                                                                 PIMCO VIT
                                                                   PIMCO VIT COMMODITY           EMERGING
                                                   PIMCO TOTAL     REAL RETURN STRATEGY        MARKETS BOND
                                                     RETURN          (ADVISOR SHARES)        (ADVISOR SHARES)
                                                 --------------  -----------------------  ----------------------
                                                  2013    2012       2013        2012        2013        2012
                                                 ------  ------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $    9  $   13  $     2,418  $   33,039  $   58,345  $   65,119
Net realized gains (losses).....................     15      28     (465,442)    (51,432)     23,427      60,442
Change in unrealized gains (losses).............    (71)     58     (181,668)    180,482    (258,884)    175,457
                                                 ------  ------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations.....................................    (47)     99     (644,692)    162,089    (177,112)    301,018
                                                 ------  ------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits........................................     --      --        2,400       2,400          --          --
Benefit payments................................     --      --      (69,185)    (57,175)    (27,386)    (49,969)
Payments on termination.........................     --      --     (438,842)   (470,133)   (336,339)   (386,671)
Contract Maintenance Charge.....................     (5)     (6)     (17,061)    (24,267)     (8,002)    (10,443)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    255      46     (314,679)    (17,776)    (21,541)    176,973
                                                 ------  ------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................    250      40     (837,367)   (566,951)   (393,268)   (270,110)
                                                 ------  ------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................    203     139   (1,482,059)   (404,862)   (570,380)     30,908
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,362   1,223    4,285,652   4,690,514   2,020,339   1,989,431
                                                 ------  ------  -----------  ----------  ----------  ----------
NET ASSETS AT END OF PERIOD..................... $1,565  $1,362  $ 2,803,593  $4,285,652  $1,449,959  $2,020,339
                                                 ======  ======  ===========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period....     79      77      421,439     476,770     126,633     144,289
       Units issued.............................     15       3       32,317      20,579      17,142      35,681
       Units redeemed...........................     --      (1)    (125,273)    (75,910)    (44,236)    (53,337)
                                                 ------  ------  -----------  ----------  ----------  ----------
    Units outstanding at end of period..........     94      79      328,483     421,439      99,539     126,633
                                                 ======  ======  ===========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 -------------------------------------------------------------------
                                                      PIMCO VARIABLE            PIMCO VARIABLE
                                                      INSURANCE TRUST           INSURANCE TRUST        PROFUNDS VP
                                                        SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
                                                 ------------------------  ------------------------  --------------
                                                         PIMCO VIT                 PIMCO VIT
                                                        REAL RETURN              TOTAL RETURN            PROFUND
                                                     (ADVISOR SHARES)          (ADVISOR SHARES)       VP FINANCIALS
                                                 ------------------------  ------------------------  --------------
                                                     2013         2012         2013         2012      2013    2012
                                                 -----------  -----------  -----------  -----------  ------  ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $   (25,324) $   (56,415) $    93,743  $   209,605  $  (43) $  (46)
Net realized gains (losses).....................     108,684      673,547      411,113      885,231      55       1
Change in unrealized gains (losses).............    (845,489)     (73,717)  (1,302,005)     790,856     996     705
                                                 -----------  -----------  -----------  -----------  ------  ------
Increase (decrease) in net assets from
 operations.....................................    (762,129)     543,415     (797,149)   1,885,692   1,008     660
                                                 -----------  -----------  -----------  -----------  ------  ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................          --           --        6,260        7,360      --      --
Benefit payments................................     (84,560)    (212,846)    (338,527)    (658,994)     --      --
Payments on termination.........................  (1,368,272)  (1,295,272)  (4,435,258)  (4,535,351)     --      --
Contract Maintenance Charge.....................     (28,702)     (36,655)     (81,120)    (108,474)     (2)     (2)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................    (840,590)   1,050,022      683,963      571,474    (310)    258
                                                 -----------  -----------  -----------  -----------  ------  ------
Increase (decrease) in net assets from contract
 transactions...................................  (2,322,124)    (494,751)  (4,164,682)  (4,723,985)   (312)    256
                                                 -----------  -----------  -----------  -----------  ------  ------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (3,084,253)      48,664   (4,961,831)  (2,838,293)    696     916
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   7,958,815    7,910,151   23,458,880   26,297,173   3,605   2,689
                                                 -----------  -----------  -----------  -----------  ------  ------
NET ASSETS AT END OF PERIOD..................... $ 4,874,562  $ 7,958,815  $18,497,049  $23,458,880  $4,301  $3,605
                                                 ===========  ===========  ===========  ===========  ======  ======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................     546,449      581,170    1,582,517    1,911,971     529     485
       Units issued.............................      28,206      131,458      154,926      191,206      --      44
       Units redeemed...........................    (198,628)    (166,179)    (440,238)    (520,660)    (44)     --
                                                 -----------  -----------  -----------  -----------  ------  ------
    Units outstanding at end of period..........     376,027      546,449    1,297,205    1,582,517     485     529
                                                 ===========  ===========  ===========  ===========  ======  ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                              ---------------------------------------------------
                                                                PROFUNDS VP     PROFUNDS VP      PROFUNDS VP
                                                                SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                                              --------------  ---------------  -----------------
                                                                                  PROFUND          PROFUND
                                                                  PROFUND        VP MID-CAP          VP
                                                              VP HEALTH CARE       VALUE       TELECOMMUNICATIONS
                                                              --------------  ---------------  -----------------
                                                               2013    2012     2013    2012    2013      2012
                                                              ------  ------  -------  ------   ------   ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)................................. $  (48) $  (36) $   (64) $  (60) $   43    $   79
Net realized gains (losses)..................................     62      31    3,927      36     183         9
Change in unrealized gains (losses)..........................  1,244     480   (2,482)    628     128       363
                                                              ------  ------  -------  ------   ------   ------
Increase (decrease) in net assets from operations............  1,258     475    1,381     604     354       451
                                                              ------  ------  -------  ------   ------   ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.....................................................     --      --       --      --      --        --
Benefit payments.............................................     --      --       --      --      --        --
Payments on termination......................................     --      --   (6,054)     --      --        --
Contract Maintenance Charge..................................     (2)     (2)     (10)     (9)     (2)       (2)
Transfers among the sub-accounts and with the Fixed
 Account--net................................................   (168)   (292)       2      --    (180)      (93)
                                                              ------  ------  -------  ------   ------   ------
Increase (decrease) in net assets from contract transactions.   (170)   (294)  (6,062)     (9)   (182)      (95)
                                                              ------  ------  -------  ------   ------   ------
INCREASE (DECREASE) IN NET ASSETS............................  1,088     181   (4,681)    595     172       356
NET ASSETS AT BEGINNING OF PERIOD............................  3,474   3,293    4,681   4,086   3,489     3,133
                                                              ------  ------  -------  ------   ------   ------
NET ASSETS AT END OF PERIOD.................................. $4,562  $3,474  $    --  $4,681  $3,661    $3,489
                                                              ======  ======  =======  ======   ======   ======
UNITS OUTSTANDING
    Units outstanding at beginning of period.................    278     305      435     436     345       356
       Units issued..........................................     --      --       --      --      --        --
       Units redeemed........................................    (13)    (27)    (435)     (1)    (17)      (11)
                                                              ------  ------  -------  ------   ------   ------
    Units outstanding at end of period.......................    265     278       --     435     328       345
                                                              ======  ======  =======  ======   ======   ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                           --------------------------------------------------------------------
                                              PROFUNDS VP       PUTNAM VARIABLE TRUST    PUTNAM VARIABLE TRUST
                                              SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                           -----------------  ------------------------  ----------------------
                                                PROFUND              VT AMERICAN              VT CAPITAL
                                              VP UTILITIES        GOVERNMENT INCOME          OPPORTUNITIES
                                           -----------------  ------------------------  ----------------------
                                             2013     2012        2013         2012        2013        2012
                                           -------  --------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   193  $    123  $      (857) $   350,149  $  (40,400) $  (47,988)
Net realized gains (losses)...............      76     5,685     (958,556)   3,569,988     311,063     133,990
Change in unrealized gains (losses).......   1,849    (7,015)     464,570   (3,773,759)  1,035,483     475,775
                                           -------  --------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 operations...............................   2,118    (1,207)    (494,843)     146,378   1,306,146     561,777
                                           -------  --------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      --        --       14,238       46,812       3,947       6,748
Benefit payments..........................      --        --     (983,451)  (1,658,404)    (33,712)    (72,037)
Payments on termination...................      --   (30,452)  (4,580,065)  (3,126,490)   (518,716)   (311,812)
Contract Maintenance Charge...............      (8)      (20)     (46,413)     (61,587)    (12,945)    (13,651)
Transfers among the sub-accounts and with
 the Fixed Account--net...................      --        --     (295,635)    (652,920)     66,773    (475,200)
                                           -------  --------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions....................      (8)  (30,472)  (5,891,326)  (5,452,589)   (494,653)   (865,952)
                                           -------  --------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................   2,110   (31,679)  (6,386,169)  (5,306,211)    811,493    (304,175)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  18,201    49,880   26,869,916   32,176,127   4,443,325   4,747,500
                                           -------  --------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF PERIOD............... $20,311  $ 18,201  $20,483,747  $26,869,916  $5,254,818  $4,443,325
                                           =======  ========  ===========  ===========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   1,937     5,238    1,585,965    1,896,412     219,370     264,308
       Units issued.......................      --        --       82,331      118,533      32,152       7,762
       Units redeemed.....................      (1)   (3,301)    (426,935)    (428,980)    (55,207)    (52,700)
                                           -------  --------  -----------  -----------  ----------  ----------
    Units outstanding at end of period....   1,936     1,937    1,241,361    1,585,965     196,315     219,370
                                           =======  ========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                    --------------------------------------------------------------------------------
                                      PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                           SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                    ------------------------  --------------------------  -------------------------
                                         VT DIVERSIFIED                VT EQUITY                  VT GEORGE
                                             INCOME                     INCOME                 PUTNAM BALANCED
                                    ------------------------  --------------------------  -------------------------
                                        2013         2012         2013          2012          2013          2012
                                    -----------  -----------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   556,422  $ 1,384,090  $    446,194  $    693,169  $    189,229  $   327,962
Net realized gains (losses)........    (460,758)    (878,391)    8,315,285     5,681,201    (1,499,416)  (3,236,352)
Change in unrealized gains
 (losses)..........................   1,704,506    2,559,125    12,574,193     6,538,467    10,449,701    9,439,204
                                    -----------  -----------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets
 from operations...................   1,800,170    3,064,824    21,335,672    12,912,837     9,139,514    6,530,814
                                    -----------  -----------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      12,197      154,024       122,328       128,290       178,807       64,582
Benefit payments...................  (1,290,752)  (1,074,608)   (1,788,716)   (1,745,777)   (1,875,383)  (1,244,881)
Payments on termination............  (2,952,601)  (3,424,842)  (10,756,984)   (8,933,086)   (7,938,341)  (7,040,837)
Contract Maintenance
 Charge............................     (55,008)     (67,090)     (235,778)     (263,750)     (157,101)    (186,722)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................    (721,226)    (402,759)   (3,658,799)   (5,422,946)     (573,700)  (1,318,627)
                                    -----------  -----------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets
 from contract transactions........  (5,007,390)  (4,815,275)  (16,317,949)  (16,237,269)  (10,365,718)  (9,726,485)
                                    -----------  -----------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (3,207,220)  (1,750,451)    5,017,723    (3,324,432)   (1,226,204)  (3,195,671)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  31,045,861   32,796,312    76,738,265    80,062,697    60,167,284   63,362,955
                                    -----------  -----------  ------------  ------------  ------------  -----------
NET ASSETS AT END OF
 PERIOD............................ $27,838,641  $31,045,861  $ 81,755,988  $ 76,738,265  $ 58,941,080  $60,167,284
                                    ===========  ===========  ============  ============  ============  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   1,757,585    2,041,312     4,564,695     5,589,654     5,103,989    5,947,992
       Units issued................      86,683      137,893       201,452       212,114       196,493      246,383
       Units redeemed..............    (359,899)    (421,620)   (1,048,822)   (1,237,073)     (991,944)  (1,090,386)
                                    -----------  -----------  ------------  ------------  ------------  -----------
    Units outstanding at end of
     period........................   1,484,369    1,757,585     3,717,325     4,564,695     4,308,538    5,103,989
                                    ===========  ===========  ============  ============  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                    -----------------------------------------------------------------------------
                                      PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                           SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                    ------------------------  ------------------------  ------------------------
                                            VT GLOBAL                 VT GLOBAL                 VT GLOBAL
                                        ASSET ALLOCATION               EQUITY                  HEALTH CARE
                                    ------------------------  ------------------------  ------------------------
                                        2013         2012         2013         2012         2013         2012
                                    -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $    97,320  $  (184,626) $    26,731  $    50,590  $   (83,495) $   (29,087)
Net realized gains (losses)........     899,473      445,889     (248,179)  (1,030,259)   1,853,457    2,358,998
Change in unrealized gains
 (losses)..........................   3,024,230    2,810,964    4,878,650    3,850,236    7,212,845    2,290,842
                                    -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations...................   4,021,023    3,072,227    4,657,202    2,870,567    8,982,807    4,620,753
                                    -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................     425,013      268,347        7,842       14,889       44,381      110,032
Benefit payments...................    (526,867)    (773,057)    (332,981)    (461,943)    (279,150)    (491,873)
Payments on termination............  (3,828,128)  (2,942,303)  (1,965,172)  (1,489,877)  (2,311,128)  (2,526,762)
Contract Maintenance Charge........     (70,176)     (84,503)     (50,157)     (53,557)     (86,425)     (91,494)
Transfers among the sub-accounts
 and with the Fixed
 Account--net......................     689,278   (1,499,493)    (250,485)    (784,932)  (1,322,642)  (1,103,103)
                                    -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (3,310,880)  (5,031,009)  (2,590,953)  (2,775,420)  (3,954,964)  (4,103,200)
                                    -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................     710,143   (1,958,782)   2,066,249       95,147    5,027,843      517,553
NET ASSETS AT BEGINNING
 OF PERIOD.........................  24,354,043   26,312,825   16,629,271   16,534,124   24,419,206   23,901,653
                                    -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $25,064,186  $24,354,043  $18,695,520  $16,629,271  $29,447,049  $24,419,206
                                    ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   1,667,086    2,012,992    1,893,013    2,225,944    1,678,081    1,982,371
       Units issued................     147,001      113,600       60,373       37,382       29,098       68,885
       Units redeemed..............    (344,386)    (459,506)    (321,614)    (370,313)    (257,787)    (373,175)
                                    -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period........................   1,469,701    1,667,086    1,631,772    1,893,013    1,449,392    1,678,081
                                    ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                    -------------------------------------------------------------------------------
                                      PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                           SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                    ------------------------  --------------------------  ------------------------
                                            VT GLOBAL                VT GROWTH AND                VT GROWTH
                                            UTILITIES                   INCOME                  OPPORTUNITIES
                                    ------------------------  --------------------------  ------------------------
                                        2013         2012         2013          2012          2013         2012
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   131,277  $   308,626  $    402,187  $    468,036  $   (93,274) $  (135,008)
Net realized gains (losses)........      41,869     (414,076)     (108,474)   (7,093,409)     409,024       52,182
Change in unrealized gains
 (losses)..........................   1,248,147      578,208    43,169,403    29,741,323    2,646,141    1,558,798
                                    -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from operations...................   1,421,293      472,758    43,463,116    23,115,950    2,961,891    1,475,972
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................       7,403       50,345       128,173       310,967       19,869       11,548
Benefit payments...................    (382,605)    (364,060)   (4,124,888)   (4,353,521)    (199,652)    (240,565)
Payments on termination............  (1,143,100)  (1,202,662)  (15,342,505)  (14,121,142)  (1,227,779)    (914,828)
Contract Maintenance
 Charge............................     (31,268)     (37,413)     (347,130)     (384,935)     (28,674)     (32,210)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................    (468,375)    (879,652)   (5,392,999)   (7,060,736)    (326,990)    (192,858)
                                    -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (2,017,945)  (2,433,442)  (25,079,349)  (25,609,367)  (1,763,226)  (1,368,913)
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................    (596,652)  (1,960,684)   18,383,767    (2,493,417)   1,198,665      107,059
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  12,146,199   14,106,883   139,367,188   141,860,605    9,607,704    9,500,645
                                    -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $11,549,547  $12,146,199  $157,750,955  $139,367,188  $10,806,369  $ 9,607,704
                                    ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   1,039,879    1,245,347    12,240,404    14,616,999    1,846,961    2,117,161
       Units issued................      30,083       35,569       267,423       372,204       90,696      133,090
       Units redeemed..............    (187,382)    (241,037)   (2,112,416)   (2,748,799)    (388,233)    (403,290)
                                    -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period........................     882,580    1,039,879    10,395,411    12,240,404    1,549,424    1,846,961
                                    ===========  ===========  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                 ---------------------------------------------------------------------------------
                                   PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST
                                        SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
                                 ------------------------  --------------------------  --------------------------
                                                                                                   VT
                                                                                              INTERNATIONAL
                                       VT HIGH YIELD                VT INCOME                    EQUITY
                                 ------------------------  --------------------------  --------------------------
                                     2013         2012         2013          2012          2013          2012
                                 -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS
Net investment income
 (loss)......................... $ 2,371,764  $ 2,829,949  $  2,150,100  $  3,626,008  $    (57,694) $    656,621
Net realized gains (losses).....     162,466     (156,969)      (28,471)     (322,285)   (3,186,010)   (8,327,269)
Change in unrealized gains
 (losses).......................      26,536    3,367,736    (1,820,516)    5,450,427    25,060,014    24,909,654
                                 -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net
 assets from operations.........   2,560,766    6,040,716       301,113     8,754,150    21,816,310    17,239,006
                                 -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits........................      74,909      125,428       202,628       132,982       104,215       187,469
Benefit payments................    (873,944)  (1,009,879)   (2,934,607)   (2,399,743)   (1,914,154)   (2,316,311)
Payments on termination.........  (5,368,785)  (6,066,244)  (12,504,814)  (12,464,625)  (11,195,499)   (9,457,267)
Contract Maintenance
 Charge.........................    (120,293)    (141,774)     (258,731)     (310,995)     (241,113)     (275,200)
Transfers among the
 sub-accounts and with the
 Fixed Account--net.............    (968,024)     (27,634)      975,923      (747,892)   (4,083,499)   (6,107,832)
                                 -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net
 assets from contract
 transactions...................  (7,256,137)  (7,120,103)  (14,519,601)  (15,790,273)  (17,330,050)  (17,969,141)
                                 -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS..................  (4,695,371)  (1,079,387)  (14,218,488)   (7,036,123)    4,486,260      (730,135)
NET ASSETS AT
 BEGINNING OF
 PERIOD.........................  44,424,666   45,504,053    95,917,810   102,953,933    92,598,484    93,328,619
                                 -----------  -----------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD......................... $39,729,295  $44,424,666  $ 81,699,322  $ 95,917,810  $ 97,084,744  $ 92,598,484
                                 ===========  ===========  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period........   2,136,172    2,500,292     5,874,394     6,875,073     7,707,149     9,303,600
       Units issued.............     132,349      222,421       533,458       504,467       234,377       333,937
       Units redeemed...........    (464,891)    (586,541)   (1,430,895)   (1,505,146)   (1,502,302)   (1,930,388)
                                 -----------  -----------  ------------  ------------  ------------  ------------
    Units outstanding at end
     of period..................   1,803,630    2,136,172     4,976,957     5,874,394     6,439,224     7,707,149
                                 ===========  ===========  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    ------------------------------------------------------------------------------
                                      PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                           SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                    ------------------------  ------------------------  -------------------------
                                               VT                        VT
                                          INTERNATIONAL             INTERNATIONAL
                                             GROWTH                     VALUE                  VT INVESTORS
                                    ------------------------  ------------------------  -------------------------
                                        2013         2012         2013         2012         2013         2012
                                    -----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   (45,241) $     9,984  $   186,127  $   273,931  $    51,229  $    (43,620)
Net realized gains (losses)........     384,521      110,302     (693,037)  (1,878,252)   1,621,994      (152,267)
Change in unrealized gains
 (losses)..........................   2,311,028    2,410,788    3,441,218    4,462,701   14,020,635     7,897,103
                                    -----------  -----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets
 from operations...................   2,650,308    2,531,074    2,934,308    2,858,380   15,693,858     7,701,216
                                    -----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      32,597       75,518       14,050       38,592       74,169       157,870
Benefit payments...................    (246,565)     (99,121)    (339,664)    (434,483)  (1,098,828)   (1,631,852)
Payments on termination............  (1,295,732)  (1,084,707)  (1,169,910)  (1,691,259)  (5,550,839)   (5,280,904)
Contract Maintenance Charge........     (49,678)     (55,662)     (43,677)     (50,046)    (148,451)     (170,441)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................    (424,519)  (1,294,699)    (388,514)  (1,295,325)  (2,475,247)   (3,134,487)
                                    -----------  -----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets
 from contract transactions........  (1,983,897)  (2,458,671)  (1,927,715)  (3,432,521)  (9,199,196)  (10,059,814)
                                    -----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................     666,411       72,403    1,006,593     (574,141)   6,494,662    (2,358,598)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  14,072,699   14,000,296   15,368,604   15,942,745   51,363,537    53,722,135
                                    -----------  -----------  -----------  -----------  -----------  ------------
NET ASSETS AT END OF
 PERIOD............................ $14,739,110  $14,072,699  $16,375,197  $15,368,604  $57,858,199  $ 51,363,537
                                    ===========  ===========  ===========  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   1,305,998    1,545,333    1,238,497    1,543,305    5,774,716     6,981,283
       Units issued................      47,304       54,621       46,307       46,834       59,284       172,150
       Units redeemed..............    (226,999)    (293,956)    (189,236)    (351,642)    (950,067)   (1,378,717)
                                    -----------  -----------  -----------  -----------  -----------  ------------
    Units outstanding at end of
     period........................   1,126,303    1,305,998    1,095,568    1,238,497    4,883,933     5,774,716
                                    ===========  ===========  ===========  ===========  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                    -------------------------------------------------------------------------------
                                       PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                            SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT
                                    --------------------------  --------------------------  ----------------------
                                          VT MONEY MARKET           VT MULTI CAP GROWTH       VT MULTI CAP VALUE
                                    --------------------------  --------------------------  ----------------------
                                        2013          2012          2013          2012         2013        2012
                                    ------------  ------------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $ (1,108,935) $ (1,310,326) $   (698,311) $   (913,442) $  (11,271) $  (63,397)
Net realized gains (losses)........           --            --     2,293,723       155,441     286,496     (19,495)
Change in unrealized gains
 (losses)..........................           --            --    21,820,184    11,897,667   2,103,067     957,731
                                    ------------  ------------  ------------  ------------  ----------  ----------
Increase (decrease) in net assets
 from operations...................   (1,108,935)   (1,310,326)   23,415,596    11,139,666   2,378,292     874,839
                                    ------------  ------------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      308,460     1,017,781       117,297       225,290       8,043       5,107
Benefit payments...................   (2,661,207)   (4,757,386)   (1,132,901)   (1,750,906)   (110,013)   (127,081)
Payments on termination............  (32,621,685)  (32,898,089)   (7,279,925)   (6,856,377)   (793,758)   (365,156)
Contract Maintenance Charge........     (326,350)     (392,511)     (256,038)     (287,101)    (17,125)    (18,305)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................   19,929,387    27,437,996    (3,739,628)   (4,912,415)    (82,977)   (100,693)
                                    ------------  ------------  ------------  ------------  ----------  ----------
Increase (decrease) in net assets
 from contract transactions........  (15,371,395)   (9,592,209)  (12,291,195)  (13,581,509)   (995,830)   (606,128)
                                    ------------  ------------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (16,480,330)  (10,902,535)   11,124,401    (2,441,843)  1,382,462     268,711
NET ASSETS AT
 BEGINNING OF
 PERIOD............................   81,872,925    92,775,460    74,102,421    76,544,264   6,488,384   6,219,673
                                    ------------  ------------  ------------  ------------  ----------  ----------
NET ASSETS AT END OF
 PERIOD............................ $ 65,392,595  $ 81,872,925  $ 85,226,822  $ 74,102,421  $7,870,846  $6,488,384
                                    ============  ============  ============  ============  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    8,055,080     8,989,434     8,569,440    10,185,088     347,532     381,874
       Units issued................    3,683,580     4,143,569       122,607       177,091      28,444      34,922
       Units redeemed..............   (5,168,364)   (5,077,923)   (1,340,679)   (1,792,739)    (74,778)    (69,264)
                                    ------------  ------------  ------------  ------------  ----------  ----------
    Units outstanding at end of
     period........................    6,570,296     8,055,080     7,351,368     8,569,440     301,198     347,532
                                    ============  ============  ============  ============  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    -------------------------------------------------------------------------------
                                      PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                           SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                    ------------------------  ------------------------  --------------------------
                                           VT RESEARCH           VT SMALL CAP VALUE             VT VOYAGER
                                    ------------------------  ------------------------  --------------------------
                                        2013         2012         2013         2012         2013          2012
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   (68,515) $   (93,747) $  (284,082) $  (456,406) $   (724,714) $ (1,254,654)
Net realized gains (losses)........   1,124,502      504,321    2,152,319     (618,290)    4,029,096      (214,842)
Change in unrealized gains
 (losses)..........................   5,938,683    3,536,687   12,462,880    7,461,276    34,810,368    14,841,924
                                    -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from operations...................   6,994,670    3,947,261   14,331,117    6,386,580    38,114,750    13,372,428
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      21,084       42,280       26,725       70,449       128,626       236,513
Benefit payments...................    (345,337)    (615,369)    (961,425)    (784,024)   (2,698,176)   (2,465,969)
Payments on termination............  (2,503,419)  (2,728,514)  (6,026,650)  (4,670,650)  (12,398,643)  (10,940,057)
Contract Maintenance
 Charge............................     (69,486)     (81,730)     (72,165)     (82,510)     (314,841)     (353,565)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................  (1,356,901)  (2,052,353)  (1,271,530)  (2,776,198)   (5,198,021)   (5,543,481)
                                    -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions........  (4,254,059)  (5,435,686)  (8,305,045)  (8,242,933)  (20,481,055)  (19,066,559)
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................   2,740,611   (1,488,425)   6,026,072   (1,856,353)   17,633,695    (5,694,131)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  24,257,555   25,745,980   41,992,163   43,848,516   101,747,168   107,441,299
                                    -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................ $26,998,166  $24,257,555  $48,018,235  $41,992,163  $119,380,863  $101,747,168
                                    ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   2,278,607    2,809,602    2,165,359    2,622,944    10,008,270    11,845,035
       Units issued................      34,932       55,711       86,559       99,331       196,884       371,211
       Units redeemed..............    (381,942)    (586,706)    (438,434)    (556,916)   (1,862,101)   (2,207,976)
                                    -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period........................   1,931,597    2,278,607    1,813,484    2,165,359     8,343,053    10,008,270
                                    ===========  ===========  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------------
                                              THE UNIVERSAL               THE UNIVERSAL             THE UNIVERSAL
                                          INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                               SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                                                                                   VAN KAMPEN UIF
                                             VAN KAMPEN UIF              VAN KAMPEN UIF            GLOBAL TACTICAL
                                                CORE PLUS                   EMERGING              ASSET ALLOCATION
                                              FIXED INCOME               MARKETS EQUITY            PORTFOLIO (AE)
                                          ------------------------  ------------------------  ------------------------
                                             2013         2012          2013         2012         2013         2012
                                           ---------    ---------   -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  16,643    $  30,473    $  (119,632) $  (468,232) $  (848,514) $    58,993
Net realized gains (losses)..............    (4,761)       2,443        555,468      202,668      243,466     (440,971)
Change in unrealized gains (losses)......   (28,226)      40,442     (1,186,166)   5,010,863    9,141,244    1,815,565
                                           ---------    ---------   -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   (16,344)      73,358       (750,330)   4,745,299    8,536,196    1,433,587
                                           ---------    ---------   -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       550          486          1,196        4,173       69,001        8,825
Benefit payments.........................        --           --       (839,604)  (1,103,552)  (2,935,108)    (307,649)
Payments on termination..................  (127,015)    (163,134)    (2,438,103)  (2,366,823)  (6,704,990)  (1,230,615)
Contract Maintenance Charge..............      (210)        (272)        (8,537)     (10,375)     (27,405)      (5,348)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (107,457)       5,581     (1,316,698)    (999,966)  80,792,780     (315,453)
                                           ---------    ---------   -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (234,132)    (157,339)    (4,601,746)  (4,476,543)  71,194,278   (1,850,240)
                                           ---------    ---------   -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (250,476)     (83,981)    (5,352,076)     268,756   79,730,474     (416,653)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   909,790      993,771     28,582,817   28,314,061   12,306,842   12,723,495
                                           ---------    ---------   -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 659,314    $ 909,790    $23,230,741  $28,582,817  $92,037,316  $12,306,842
                                           =========    =========   ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    63,832       74,294      1,376,954    1,607,448    1,140,279    1,319,768
       Units issued......................       582        2,732         57,045       81,662    6,458,191       44,651
       Units redeemed....................   (16,810)     (13,194)      (291,698)    (312,156)  (1,062,663)    (224,140)
                                           ---------    ---------   -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................    47,604       63,832      1,142,301    1,376,954    6,535,807    1,140,279
                                           =========    =========   ===========  ===========  ===========  ===========

--------
(ae)On April 26, 2013, Strategist merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------------
                                                THE UNIVERSAL             THE UNIVERSAL             THE UNIVERSAL
                                          INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                               VAN KAMPEN UIF            VAN KAMPEN UIF            VAN KAMPEN UIF
                                                   GROWTH                MID CAP GROWTH           U.S. REAL ESTATE
                                          ------------------------  ------------------------  ------------------------
                                              2013         2012         2013         2012         2013         2012
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (287,222) $  (405,209) $  (208,565) $  (288,303) $  (126,535) $  (182,007)
Net realized gains (losses)..............   3,262,900    2,780,677    1,148,322    2,508,373      523,424      264,565
Change in unrealized gains (losses)......   6,322,922      683,457    3,824,471     (976,817)    (195,383)   2,837,556
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   9,298,600    3,058,925    4,764,228    1,243,253      201,506    2,920,114
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       8,819       39,036        1,980          580        3,295        3,355
Benefit payments.........................  (1,084,916)    (697,110)    (869,071)    (748,178)    (821,539)    (868,461)
Payments on termination..................  (2,815,617)  (2,789,644)  (2,128,345)  (2,217,508)  (2,078,367)  (2,449,633)
Contract Maintenance Charge..............     (34,273)     (41,340)      (5,244)      (6,222)      (6,771)      (8,304)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,340,526)    (842,332)    (649,878)    (783,263)      46,231      (58,823)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (5,266,513)  (4,331,390)  (3,650,558)  (3,754,591)  (2,857,151)  (3,381,866)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   4,032,087   (1,272,465)   1,113,670   (2,511,338)  (2,655,645)    (461,752)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  23,349,893   24,622,358   15,471,246   17,982,584   21,401,340   21,863,092
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $27,381,980  $23,349,893  $16,584,916  $15,471,246  $18,745,695  $21,401,340
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,900,701    2,254,884      820,313    1,018,622      681,791      793,123
       Units issued......................      81,527       87,202       38,238       47,127       54,728       67,407
       Units redeemed....................    (442,585)    (441,385)    (207,167)    (245,436)    (139,114)    (178,739)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   1,539,643    1,900,701      651,384      820,313      597,405      681,791
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                        -------------------------------------------------------------------------------
                                              THE UNIVERSAL             THE UNIVERSAL              THE UNIVERSAL
                                        INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.  INSTITUTIONAL FUNDS, INC.
                                               (CLASS II)                (CLASS II)                 (CLASS II)
                                               SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                        ------------------------  ------------------------  --------------------------
                                             VAN KAMPEN UIF            VAN KAMPEN UIF             VAN KAMPEN UIF
                                                EMERGING                  EMERGING                    GLOBAL
                                         MARKETS DEBT (CLASS II)  MARKETS EQUITY (CLASS II)    FRANCHISE (CLASS II)
                                        ------------------------  ------------------------  --------------------------
                                            2013         2012         2013         2012         2013          2012
                                        -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $   321,663  $   195,234  $   (57,282) $  (204,166) $    472,633  $    306,075
Net realized gains (losses)............     398,986      413,058      166,060      (49,726)    6,827,912     3,916,751
Change in unrealized gains
 (losses)..............................  (2,187,913)   1,815,773     (422,654)   2,284,714       889,359     3,067,126
                                        -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations............................  (1,467,264)   2,424,065     (313,876)   2,030,822     8,189,904     7,289,952
                                        -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................      40,944       29,041       20,816        9,002        49,791        66,120
Benefit payments.......................    (200,814)    (323,255)    (254,974)    (175,525)   (1,270,829)   (1,173,001)
Payments on termination................  (2,649,608)  (3,385,349)  (2,101,258)  (2,177,044)   (9,841,269)   (9,793,530)
Contract Maintenance Charge............     (50,813)     (68,740)     (44,426)     (59,578)     (181,619)     (226,858)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................     904,787     (436,043)     220,000     (353,420)   (1,595,053)   (1,332,872)
                                        -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................  (1,955,504)  (4,184,346)  (2,159,842)  (2,756,565)  (12,838,979)  (12,460,141)
                                        -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS............................  (3,422,768)  (1,760,281)  (2,473,718)    (725,743)   (4,649,075)   (5,170,189)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  15,434,278   17,194,559   11,766,379   12,492,122    51,201,919    56,372,108
                                        -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $12,011,510  $15,434,278  $ 9,292,661  $11,766,379  $ 46,552,844  $ 51,201,919
                                        ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................     604,953      781,681      337,810      422,384     2,388,625     2,988,403
       Units issued....................      76,368       50,397       39,507       24,060        68,866       126,980
       Units redeemed..................    (157,620)    (227,125)    (103,186)    (108,634)     (601,647)     (726,758)
                                        -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period............................     523,701      604,953      274,131      337,810     1,855,844     2,388,625
                                        ===========  ===========  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------------
                                                THE UNIVERSAL             THE UNIVERSAL             THE UNIVERSAL
                                          INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                                 (CLASS II)                (CLASS II)                (CLASS II)
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------- ------------------------  ------------------------
                                            VAN KAMPEN UIF GLOBAL                                  VAN KAMPEN UIF
                                          TACTICAL ASSET ALLOCATION      VAN KAMPEN UIF                MID CAP
                                          PORTFOLIO (CLASS II) (AG)     GROWTH (CLASS II)         GROWTH (CLASS II)
                                          ------------------------- ------------------------  ------------------------
                                                  2013 (M)              2013         2012         2013         2012
                                          ------------------------- -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............        $  (353,017)       $   (96,005) $  (121,096) $  (341,709) $  (424,313)
Net realized gains (losses)..............            194,305          1,294,707    1,059,273    1,673,263    3,475,749
Change in unrealized gains (losses)......          2,925,892          1,383,066      (21,770)   5,862,370   (1,227,997)
                                                 -----------        -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................          2,767,180          2,581,768      916,407    7,193,924    1,823,439
                                                 -----------        -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................              3,780             86,135        1,220       47,111       26,676
Benefit payments.........................           (595,958)          (191,225)    (188,069)    (647,580)    (551,714)
Payments on termination..................         (3,026,532)        (1,311,924)  (1,368,607)  (4,205,056)  (3,524,351)
Contract Maintenance Charge..............            (38,236)           (22,405)     (22,306)    (102,785)    (117,689)
Transfers among the sub-accounts and
 with the Fixed Account--net.............         32,869,182           (680,258)    (315,427)  (1,973,607)    (415,430)
                                                 -----------        -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................         29,212,236         (2,119,677)  (1,893,189)  (6,881,917)  (4,582,508)
                                                 -----------        -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................         31,979,416            462,091     (976,782)     312,007   (2,759,069)
NET ASSETS AT BEGINNING OF
 PERIOD..................................                 --          6,731,642    7,708,424   23,493,200   26,252,269
                                                 -----------        -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD..................................        $31,979,416        $ 7,193,733  $ 6,731,642  $23,805,207  $23,493,200
                                                 ===========        ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................                 --            394,116      508,763    1,394,377    1,641,336
       Units issued......................          2,608,145             19,720       20,690       35,949      115,883
       Units redeemed....................           (341,699)          (125,456)    (135,337)    (392,961)    (362,842)
                                                 -----------        -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................          2,266,446            288,380      394,116    1,037,365    1,394,377
                                                 ===========        ===========  ===========  ===========  ===========

--------
(m)For the period beginning April 26, 2013 and ended December 31, 2013
(ag)On April 26, 2013, Strategist (Class Y Shares) merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II)


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                              ---------------------------------------------------
                                                                    THE UNIVERSAL             THE UNIVERSAL
                                                              INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                                                     (CLASS II)                (CLASS II)
                                                                     SUB-ACCOUNT               SUB-ACCOUNT
                                                              ------------------------  ------------------------
                                                                   VAN KAMPEN UIF            VAN KAMPEN UIF
                                                                    SMALL COMPANY               U.S. REAL
                                                                  GROWTH (CLASS II)         ESTATE (CLASS II)
                                                              ------------------------  ------------------------
                                                                  2013         2012         2013         2012
                                                              -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)................................. $  (190,117) $  (184,635) $  (316,873) $  (466,338)
Net realized gains (losses)..................................   1,480,168      542,083    1,051,069      433,426
Change in unrealized gains (losses)..........................   4,540,284      979,910     (418,503)   6,008,989
                                                              -----------  -----------  -----------  -----------
Increase (decrease) in net assets from operations............   5,830,335    1,337,358      315,693    5,976,077
                                                              -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.....................................................       7,324       21,201       53,228       66,447
Benefit payments.............................................    (306,668)    (346,762)    (860,700)    (653,724)
Payments on termination......................................  (1,751,587)  (1,580,974)  (7,045,278)  (6,748,899)
Contract Maintenance Charge..................................     (42,578)     (42,862)    (154,233)    (191,572)
Transfers among the sub-accounts and with the Fixed
 Account--net................................................    (898,894)    (619,959)   2,142,005   (1,530,855)
                                                              -----------  -----------  -----------  -----------
Increase (decrease) in net assets from contract transactions.  (2,992,403)  (2,569,356)  (5,864,978)  (9,058,603)
                                                              -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS............................   2,837,932   (1,231,998)  (5,549,285)  (3,082,526)
NET ASSETS AT BEGINNING OF PERIOD............................   9,880,340   11,112,338   42,443,603   45,526,129
                                                              -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD.................................. $12,718,272  $ 9,880,340  $36,894,318  $42,443,603
                                                              ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period.................     474,136      600,704    1,553,316    1,894,222
       Units issued..........................................       8,032       13,402      153,078       88,940
       Units redeemed........................................    (119,500)    (139,970)    (358,348)    (429,846)
                                                              -----------  -----------  -----------  -----------
    Units outstanding at end of period.......................     362,668      474,136    1,348,046    1,553,316
                                                              ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.     ORGANIZATION

Allstate Financial Advisors Separate Account I (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate"). The assets of the Account are legally segregated from those of Allstate. Allstate is wholly owned by Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

The assets within the Account are legally segregated from each other into sub-accounts (the "sub-accounts"). On June 1, 2006, Allstate completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc ("Prudential"). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance Agreements do not extinguish Allstate's contractual obligations to the contractholders. Allstate continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to Allstate.

Allstate issued the following variable annuity contracts through the Account (collectively the "Contracts"). The Account accepts additional deposits from existing contractholders but is closed to new contractholders.

AIM Lifetime America Variable Annuity Series (Classic, Freedom, and Regal) AIM Lifetime Enhanced ChoiceSM Variable Annuity
AIM Lifetime PlusSM Variable Annuity
AIM Lifetime PlusSM II Variable Annuity
Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
Allstate Advisor (STI) Variable Annuity (Base and Preferred)
Allstate Personal Retirement Manager
Allstate Provider Variable Annuity
Allstate Provider Variable Annuity Series (Advantage, Extra, and Ultra) Allstate Retirement Access VA B Series
Allstate Retirement Access VA L Series
Allstate Retirement Access VA X Series
Allstate Variable Annuity (Base and L-Share)
Morgan Stanley Variable Annuity
Morgan Stanley Variable Annuity II
Morgan Stanley Variable Annuity II Asset Manager
Morgan Stanley Variable Annuity 3
Morgan Stanley Variable Annuity 3 Asset Manager
Preferred Client Variable Annuity
Putnam Allstate Advisor Variable Annuity (Base, Plus, Preferred, Apex) Scudder Horizon Advantage Variable Annuity
Select Directions Variable Annuity
STI Classic Variable Annuity

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Absent any Contract provisions wherein Allstate contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts listed below invest in the corresponding mutual fund portfolios and the underlying mutual funds (collectively the "Funds"):

ADVANCED SERIES TRUST                      ADVANCED SERIES TRUST (CONTINUED)
       AST Academic Strategies Asset              AST Goldman Sachs Multi-Asset
          Allocation                                 (Previously known as AST
       AST Advanced Strategies                       Horizon Moderate Asset
       AST AQR Emerging Markets                      Allocation)
          Equity* (For the period                 AST Goldman Sachs Small-Cap
          beginning February 25, 2013                Value
          and ended December 31, 2013)            AST Herndon Large-Cap Value
       AST AQR Large-Cap* (For the                   (Previously known as AST
          period beginning April 29,                 BlackRock Value)
          2013 and ended December 31,             AST High Yield
          2013)                                   AST International Growth
       AST Balanced Asset Allocation              AST International Value
       AST BlackRock Global Strategies            AST Investment Grade Bond
       AST BlackRock iShares ETF*                 AST Jennison Large-Cap Growth*
          (For the period beginning               AST Jennison Large-Cap Value*
          April 29, 2013 and ended                AST J.P. Morgan Global Thematic
          December 31, 2013)                      AST J.P. Morgan International
       AST Bond Portfolio 2016*                      Equity (Previously known as
       AST Bond Portfolio 2018                       AST JPMorgan International
       AST Bond Portfolio 2019                       Equity)
       AST Bond Portfolio 2020                    AST J.P. Morgan Strategic
       AST Bond Portfolio 2021*                      Opportunities
       AST Bond Portfolio 2022                    AST Large-Cap Value
       AST Bond Portfolio 2023                    AST Loomis Sayles Large-Cap
       AST Bond Portfolio 2024 (For                  Growth (Previously known as
          the period beginning                       AST Marsico Capital Growth)
          January 2, 2013 and ended               AST Lord Abbett Core Fixed
          December 31, 2013)                         Income
       AST Capital Growth Asset                   AST MFS Global Equity
          Allocation                              AST MFS Growth
       AST ClearBridge Dividend                   AST MFS Large-Cap Value*
          Growth* (For the period                 AST Mid-Cap Value
          beginning February 25, 2013             AST Money Market
          and ended December 31, 2013)            AST Neuberger Berman Core Bond*
       AST Cohen & Steers Realty                  AST Neuberger Berman / LSV
       AST Defensive Asset                           Mid-Cap Value
          Allocation* (For the period             AST Neuberger Berman Mid-Cap
          beginning April 29, 2013                   Growth
          and ended December 31, 2013)            AST Neuberger Berman Small-Cap
       AST Federated Aggressive Growth               Growth*
       AST FI Pyramis(R) Asset                    AST New Discovery Asset
          Allocation                                 Allocation
       AST First Trust Balanced Target            AST Western Asset Emerging
       AST Franklin Templeton                        Markets Debt*
          Founding Funds Allocation               AST Parametric Emerging
       AST Franklin Templeton                        Markets Equity
          Founding Funds Plus* (For               AST PIMCO Limited Maturity Bond
          the period beginning                    AST PIMCO Total Return Bond
          April 29, 2013 and ended                AST Preservation Asset
          December 31, 2013)                         Allocation
       AST Global Real Estate                     AST Prudential Core Bond*
       AST Goldman Sachs Concentrated
          Growth
       AST Goldman Sachs Large-Cap
          Value
       AST Goldman Sachs Mid-Cap
          Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 ADVANCED SERIES TRUST               DWS INVESTMENTS VARIABLE SERIES I
   (CONTINUED)                              DWS Bond VIP A
        AST Prudential Growth               DWS Capital Growth VIP A
           Allocation                       DWS Core Equity VIP A
           (Previously known as             DWS Global Small Cap Growth
           AST First Trust                     VIP A
           Capital Appreciation             DWS International VIP A
           Target)
        AST QMA Emerging Markets     DWS INVESTMENTS VARIABLE SERIES II
           Equity* (For the                 DWS Global Income Builder VIP
           period beginning                    A II
           February 25, 2013 and            DWS Money Market VIP A II
           ended December 31,               DWS Small Mid Cap Growth VIP A
           2013                                II
        AST QMA Large-Cap* (For
           the period beginning      FEDERATED INSURANCE SERIES
           April 29, 2013 and               Federated Prime Money Fund II
           ended December 31,
           2013)                     FIDELITY VARIABLE INSURANCE PRODUCTS
        AST QMA US Equity Alpha        FUND
        AST Quantitative                    VIP Contrafund
           Modeling*                        VIP Equity-Income
        AST RCM World Trends                VIP Growth
           (Previously known as             VIP High Income
           AST CLS Moderate                 VIP Index 500
           Asset Allocation)                VIP Investment Grade Bond
        AST Schroders Global                VIP Overseas
           Tactical
        AST Schroders                FIDELITY VARIABLE INSURANCE PRODUCTS
           Multi-Asset World           FUND (SERVICE CLASS 2)
           Strategies                       VIP Asset Manager Growth
        AST Small-Cap Growth                   (Service Class 2)
        AST Small-Cap Value                 VIP Contrafund (Service Class
        AST Templeton Global                   2)
           Bond (Previously                 VIP Equity-Income (Service
           known as AST T. Rowe                Class 2)
           Price Global Bond)               VIP Freedom 2010 Portfolio
        AST T. Rowe Price Asset                (Service Class 2)
           Allocation                       VIP Freedom 2020 Portfolio
        AST T. Rowe Price Equity               (Service Class 2)
           Income                           VIP Freedom 2030 Portfolio
        AST T. Rowe Price                      (Service Class 2)
           Large-Cap Growth                 VIP Freedom Income Portfolio
        AST T. Rowe Price                      (Service Class 2)
           Natural Resources                VIP Growth (Service Class 2)
        AST Wellington                      VIP Growth & Income (Service
           Management Hedged                   Class 2)
           Equity                           VIP Growth Stock (Service
        AST Western Asset Core                 Class 2)
           Plus Bond                        VIP High Income (Service Class
                                               2)
 ALLIANCEBERNSTEIN VARIABLE                 VIP Index 500 (Service Class 2)
   PRODUCT SERIES FUND                      VIP Investment Grade Bond
        AllianceBernstein VPS                  (Service Class 2)
           Growth                           VIP Mid Cap (Service Class 2)
        AllianceBernstein VPS               VIP Money Market (Service
           Growth & Income                     Class 2)
        AllianceBernstein VPS               VIP Overseas (Service Class 2)
           International Value
        AllianceBernstein VPS
           Large Cap Growth
        AllianceBernstein VPS
           Small/Mid Cap Value
        AllianceBernstein VPS
           Value

 AMERICAN CENTURY VARIABLE
   PORTFOLIOS, INC.
        American Century VP
           Balanced
        American Century VP
           International

 DREYFUS SOCIALLY RESPONSIBLE
   GROWTH FUND, INC.
        Dreyfus Socially
           Responsible Growth
           Fund

 DREYFUS STOCK INDEX FUND
        Dreyfus Stock Index Fund

 DREYFUS VARIABLE INVESTMENT FUND
        VIF Growth & Income
        VIF Money Market

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE      INVESCO INVESTMENT SERVICES
  PRODUCTS TRUST                             (CONTINUED)
       Franklin Flex Cap Growth                   Invesco V.I. High Yield
          Securities                                 Securities* (On April 26,
       Franklin Growth and Income                    2013, Invesco V.I. High
          Securities                                 Yield Securities merged
       Franklin High Income Securities               into Invesco V.I. High
       Franklin Income Securities                    Yield) (For the period
       Franklin Large Cap Growth                     beginning January 1, 2013
          Securities                                 and ended April 26, 2013)
       Franklin Small Cap Value                   Invesco V.I. Income Builder*
          Securities                              Invesco V.I. International
       Franklin Small Mid-Cap Growth                 Growth
          Securities                              Invesco V.I. Large Cap Growth*
       Franklin U.S. Government                   Invesco V.I. Mid Cap Core
       Mutual Global Discovery                       Equity
          Securities                              Invesco V.I. Mid Cap Growth
       Mutual Shares Securities                      (Previously known as
       Templeton Developing Markets                  Invesco Van Kampen V.I. Mid
          Securities                                 Cap Growth)
       Templeton Foreign Securities               Invesco V.I. Money Market
       Templeton Global Bond                      Invesco V.I. S&P 500 Index
          Securities                              Invesco V.I. Technology
       Templeton Growth Securities                Invesco V.I. Utilities
                                                  Invesco V.I. Value
GOLDMAN SACHS VARIABLE INSURANCE TRUST               Opportunities (Previously
       VIT Large Cap Value                           known as Invesco Van Kampen
       VIT Mid Cap Value                             V.I. Value Opportunities)
       VIT Strategic Growth
       VIT Strategic International         INVESCO INVESTMENT SERVICES (SERIES
          Equity*                          II)
       VIT Structured Small Cap Equity            Invesco V.I. American
       VIT Structured U.S. Equity                    Franchise II (Previously
                                                     known as Invesco Van Kampen
INVESCO INVESTMENT SERVICES                          V.I. American Franchise II)
       Invesco V.I. American                      Invesco V.I. American Value II
          Franchise (Previously                      (Previously known as
       known as Invesco Van Kampen                   Invesco Van Kampen V.I.
          V.I. American Franchise)                   American Value II)
       Invesco V.I. American Value                Invesco V.I. Balanced II*
          (Previously known as                    Invesco V.I. Comstock II
          Invesco Van Kampen V.I.                    (Previously known as
          American Value)                            Invesco Van Kampen V.I.
       Invesco V.I. Balanced*                        Comstock II)
       Invesco V.I. Comstock                      Invesco V.I. Core Equity II
          (Previously known as                    Invesco V.I. Diversified
          Invesco Van Kampen V.I.                    Dividend II
          Comstock)                               Invesco V.I. Diversified
       Invesco V.I. Core Equity                      Income II
       Invesco V.I. Diversified                   Invesco V.I. Equity and Income
          Dividend                                   II (Previously known as
       Invesco V.I. Diversified Income               Invesco Van Kampen V.I.
       Invesco V.I. Equity and Income                Equity and Income II)
          (Previously known as                    Invesco V.I. Global Core
          Invesco Van Kampen V.I.                    Equity II
          Equity and Income)                      Invesco V.I. Global Dividend
       Invesco V.I. Global Core Equity               Growth II*
       Invesco V.I. Global Dividend               Invesco V.I. Government
          Growth*                                    Securities II
       Invesco V.I. Government                    Invesco V.I. Growth and Income
          Securities                                 II (Previously known as
       Invesco V.I. High Yield (For                  Invesco Van Kampen V.I.
          the period beginning                       Growth and Income II)
          April 26, 2013 and ended                Invesco V.I. High Yield II
          December 31, 2013)                         (For the period beginning
                                                     April 26, 2013 and ended
                                                     December 31, 2013)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

INVESCO INVESTMENT SERVICES (SERIES        MFS VARIABLE INSURANCE TRUST
II) (CONTINUED)                            (CONTINUED)
       Invesco V.I. High Yield                    MFS High Income* (On August
          Securities II* (On                         16, 2013, MFS High Income
          April 26, 2013, Invesco                    merged into MFS High Yield)
          V.I. High Yield Securities                 (For the period beginning
          II merged into Invesco V.I.                January 1, 2013 and ended
          High Yield II) (For the                    August 16, 2013)
          period beginning January 1,             MFS High Yield (For the period
          2013 and ended April 26,                   beginning August 16, 2013
          2013)                                      and ended December 31, 2013)
       Invesco V.I. Income Builder II*            MFS Investors Trust
       Invesco V.I. International                 MFS New Discovery
          Growth II                               MFS Research
       Invesco V.I. Large Cap Growth              MFS Research Bond
          II*                                     MFS Utilities
       Invesco V.I. Mid Cap Core
          Equity II                        MFS VARIABLE INSURANCE TRUST (SERVICE
       Invesco V.I. Mid Cap Growth II      CLASS)
          (Previously known as                    MFS Growth (Service Class)
          Invesco Van Kampen V.I. Mid             MFS Investors Trust (Service
          Cap Growth II)                             Class)
       Invesco V.I. Money Market II               MFS New Discovery (Service
       Invesco V.I. S&P 500 Index II                 Class)
       Invesco V.I. Technology II                 MFS Research (Service Class)
       Invesco V.I. Utilities II                  MFS Utilities (Service Class)
       Invesco V.I. Value
          Opportunities II                 MORGAN STANLEY VARIABLE INVESTMENT
          (Previously known as             SERIES
          Invesco Van Kampen V.I.                 Aggressive Equity* (On
          Value Opportunities II)                    April 26, 2013, Aggressive
                                                     Equity merged into Multi
JANUS ASPEN SERIES                                   Cap Growth) (For the period
       Forty Portfolio                               beginning January 1, 2013
                                                     and ended April 26, 2013)
LAZARD RETIREMENT SERIES, INC.                    European Equity
       Emerging Markets Equity                    Global Infrastructure
                                                  Income Plus
LEGG MASON PARTNERS VARIABLE INCOME               Limited Duration
TRUST                                             Money Market
       ClearBridge Variable                       Multi Cap Growth
          Fundamental All Cap Value               Strategist* (On April 26,
          Portfolio I (Previously                    2013, Strategist merged
          known as Legg Mason                        into Van Kampen UIF Global
          ClearBridge Variable                       Tactical Asset Allocation
          Fundamental All Cap Value                  Portfolio) (For the period
          Portfolio I)                               beginning January 1, 2013
                                                     and ended April 26, 2013)
LEGG MASON PARTNERS VARIABLE
PORTFOLIOS I, INC.                         MORGAN STANLEY VARIABLE INVESTMENT
       ClearBridge Variable Large Cap        SERIES (CLASS Y SHARES)
          Value Portfolio I                       Aggressive Equity* (Class Y
          (Previously known as Legg                  Shares) (On April 26, 2013,
          Mason ClearBridge Variable                 Aggressive Equity (Class Y
          Large Cap Value Portfolio I)               Shares) merged into Multi
                                                     Cap Growth (Class Y
LORD ABBETT SERIES FUND                              Shares)) (For the period
       Bond-Debenture                                beginning January 1, 2013
       Fundamental Equity                            and ended April 26, 2013)
       Growth and Income                          European Equity (Class Y
       Growth Opportunities                          Shares)
       Mid-Cap Stock

MFS VARIABLE INSURANCE TRUST
       MFS Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 MORGAN STANLEY VARIABLE             OPPENHEIMER VARIABLE ACCOUNT FUNDS
   INVESTMENT SERIES                   (SERVICES SHARES ("SS")) (CONTINUED)
   (CLASS Y SHARES) (CONTINUED)             Oppenheimer Main Street Small
        Global Infrastructure                  Cap (SS) (Previously known
           (Class Y Shares)                    as Oppenheimer Main Street
        Income Plus (Class Y                   Small Mid Cap (SS))
           Shares)
        Limited Duration (Class      PANORAMA SERIES FUND, INC. (SERVICE
           Y Shares)                 SHARES ("SS"))
        Money Market (Class Y               Oppenheimer International
           Shares)                             Growth (SS)*
        Multi Cap Growth (Class
           Y Shares)                 PIMCO VARIABLE INSURANCE TRUST
        Strategist* (Class Y                Foreign Bond (US Dollar-Hedged)
           Shares) (On April 26,            Money Market
           2013, Strategist                 PIMCO Total Return
           (Class Y Shares)                 PIMCO VIT Commodity Real
           merged into Van                     Return Strategy (Advisor
           Kampen UIF Global                   Shares)
           Tactical Asset                   PIMCO VIT Emerging Markets
           Allocation Portfolio                Bond (Advisor Shares)
           (Class II)) (For the             PIMCO VIT Real Return (Advisor
           period beginning                    Shares)
           January 1, 2013 and              PIMCO VIT Total Return
           ended April 26, 2013)               (Advisor Shares)

 NEUBERGER BERMAN ADVISORS           PROFUNDS VP
 MANAGEMENT TRUST                           ProFund VP Consumer Goods
        AMT Large Cap Value                    Portfolio*
        AMT Mid-Cap Growth                  ProFund VP Consumer Services
                                               Portfolio*
 OPPENHEIMER VARIABLE ACCOUNT               ProFund VP Financials
   FUNDS                                    ProFund VP Health Care
        Oppenheimer Capital                 ProFund VP Industrials*
           Appreciation                     ProFund VP Large-Cap Growth*
        Oppenheimer Capital                 ProFund VP Large-Cap Value*
           Income (Previously               ProFund VP Mid-Cap Growth*
           known as Oppenheimer             ProFund VP Mid-Cap Value*
           Balanced)                        ProFund VP Real Estate*
        Oppenheimer Core Bond               ProFund VP Small-Cap Growth*
        Oppenheimer Discovery               ProFund VP Small-Cap Value*
           Mid Cap                          ProFund VP Telecommunications
           Growth (Previously               ProFund VP Utilities
           known as Oppenheimer
           Small- & Mid-Cap          PUTNAM VARIABLE TRUST
           Growth)                          VT American Government Income
        Oppenheimer Global                  VT Capital Opportunities
           (Previously known as             VT Diversified Income
           Oppenheimer Global               VT Equity Income
           Securities)                      VT George Putnam Balanced
        Oppenheimer Global                  VT Global Asset Allocation
           Strategic Income                 VT Global Equity
        Oppenheimer Main Street             VT Global Health Care
        Oppenheimer Main Street             VT Global Utilities
           Small Cap (Previously            VT Growth and Income
           known as Oppenheimer             VT Growth Opportunities
           Main Street Small Mid
           Cap)

 OPPENHEIMER VARIABLE ACCOUNT
   FUNDS (SERVICES SHARES ("SS"))
        Oppenheimer Capital
           Appreciation (SS)
        Oppenheimer Capital
           Income (SS)
           (Previously known as
           Oppenheimer Balanced
           (SS))
        Oppenheimer Core Bond
           (SS)
        Oppenheimer Discovery
           Mid Cap Growth (SS)
           (Previously known as
           Oppenheimer Small- &
           Mid-Cap Growth (SS))
        Oppenheimer Global (SS)
           (Previously known as
           Oppenheimer Global
           Securities (SS))
        Oppenheimer Global
           Strategic Income (SS)
        Oppenheimer Main Street
           (SS)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 PUTNAM VARIABLE TRUST (CONTINUED)       THE UNIVERSAL INSTITUTIONAL
        VT High Yield                    FUNDS, INC. (CONTINUED)
        VT Income                               Van Kampen UIF Growth
        VT International Equity                 Van Kampen UIF Mid Cap
        VT International Growth                    Growth
        VT International Value                  Van Kampen UIF U.S. Real
        VT Investors                               Estate
        VT Money Market
        VT Multi Cap Growth              THE UNIVERSAL INSTITUTIONAL
        VT Multi Cap Value               FUNDS, INC. (CLASS II)
        VT Research                             Van Kampen UIF Emerging
        VT Small Cap Value                         Markets Debt (Class II)
        VT Voyager                              Van Kampen UIF Emerging
                                                   Markets Equity (Class
 RYDEX VARIABLE TRUST RYDEX                        II)
        VT Nasdaq 100 Strategy Fund*            Van Kampen UIF Global
                                                   Franchise (Class II)
 THE UNIVERSAL INSTITUTIONAL FUNDS,             Van Kampen UIF Global
 INC.                                              Tactical Asset
        Van Kampen UIF Core Plus                   Allocation Portfolio
           Fixed Income                            (Class II) (On April
        Van Kampen UIF Emerging                    26, 2013, Strategist
           Markets Equity                          (Class Y Shares)
        Van Kampen UIF Global                      merged into Van Kampen
           Tactical Asset                          UIF Global Tactical
           Allocation Portfolio (On                Asset Allocation
           April 26, 2013,                         Portfolio (Class II))
           Strategist merged into                  (For the period
           Van Kampen UIF Global                   beginning April 26,
           Tactical Asset                          2013 and ended
           Allocation Portfolio)                   December 31, 2013)
                                                Van Kampen UIF Growth
                                                   (Class II)
                                                Van Kampen UIF Mid Cap
                                                   Growth (Class II)
                                                Van Kampen UIF Small
                                                   Company Growth
                                                Van Kampen UIF U.S. Real
                                                   Estate (Class II)
--------
*FUND WAS AVAILABLE, BUT HAD NO NET ASSETS AS OF DECEMBER 31, 2013

The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 4). Contractholders' interests consist of accumulation units of the sub-account. The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the Fixed Account in which the contractholders' deposits are included in the Allstate general account assets and earn a fixed rate of return.

A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual fund portfolios may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying mutual fund portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund portfolios may differ substantially.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of each corresponding Fund, which in turn values their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


DIVIDENDS - Dividends declared by the Funds are recognized on the ex-dividend date.

NET REALIZED GAINS AND LOSSES - Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds' ex-distribution date.

FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Allstate. Allstate is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account.

The Account had no liability for unrecognized tax benefits as of December 31, 2013. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.  FAIR VALUE OF ASSETS
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statements of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1:    Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.

Level 2:    Assets whose values are based on the following:
            (a) Quoted prices for similar assets in active markets;
            (b) Quoted prices for identical or similar assets in markets that are not active; or
            (c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.

Level 3:    Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account's estimates of the assumptions that market participants would use in valuing the assets.

In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Level 1. Net asset values for these actively traded Funds are obtained daily from the Fund's managers. The account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period.

CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD - Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return is 3.72%, with 3.00% minimum and 6.00% maximum. The mortality risk is fully borne by Allstate and may result in additional amounts being transferred into the Account by Allstate to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Allstate but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Allstate. A payable is established for amounts payable to Allstate from the sub-accounts but not yet paid. The amounts are included in "Transfers among the sub-accounts and with the Fixed Account - net" on the Statements of Changes in Net Assets.

4.  EXPENSES

MORTALITY AND EXPENSE RISK CHARGE - Allstate assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values and reported on the Statement of Operations. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contracts. Allstate guarantees that the amount of this charge will not increase over the lives of the contracts. At the contractholder's discretion, additional options may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.

ADMINISTRATIVE EXPENSE CHARGE - Allstate deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in accumulation unit values and reported on the Statement of Operations.

CONTRACT MAINTENANCE CHARGE - Allstate deducts an annual maintenance charge up to $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. Allstate deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as a redemption of units and reported on the Statement of Changes in Net Assets.

WITHDRAWAL CHARGE - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.5%-9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in payments on terminations but are remitted to Allstate.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS


   The cost of investments purchased during the year ended December 31, 2013 was as follows:

                                                               PURCHASES
                                                               ----------
       Investments in the Advanced Series Trust Sub-Accounts:
          AST Academic Strategies Asset Allocation............ $  481,548
          AST Advanced Strategies.............................    216,404
          AST Balanced Asset Allocation.......................    668,576
          AST Bond Portfolio 2022.............................     87,626
          AST Bond Portfolio 2023.............................  2,423,208
          AST Bond Portfolio 2024 (a).........................    502,034
          AST Capital Growth Asset Allocation.................  1,038,131
          AST Cohen & Steers Realty...........................     15,162
          AST Federated Aggressive Growth.....................      2,467
          AST FI Pyramis(R) Asset Allocation..................    103,796
          AST First Trust Balanced Target.....................    630,249
          AST Franklin Templeton Founding Funds Allocation....    353,557
          AST Goldman Sachs Mid-Cap Growth....................          4
          AST Goldman Sachs Multi-Asset (b)...................     78,883
          AST Herndon Large-Cap Value (c).....................      1,359
          AST High Yield......................................     16,869
          AST International Growth............................      4,492
          AST International Value.............................      1,392
          AST Investment Grade Bond...........................  1,788,975
          AST J.P. Morgan Global Thematic.....................     81,984
          AST J.P. Morgan Strategic Opportunities.............    361,206
          AST Loomis Sayles Large-Cap Growth (e)..............      2,800
          AST Lord Abbett Core Fixed Income...................      1,725
          AST Money Market....................................  1,292,002
          AST Neuberger Berman / LSV Mid-Cap Value............      2,583
          AST Neuberger Berman Mid-Cap Growth.................      2,493
          AST New Discovery Asset Allocation..................      7,370
          AST PIMCO Limited Maturity Bond.....................     10,077
          AST PIMCO Total Return Bond.........................      4,363
          AST Preservation Asset Allocation...................    792,155
          AST Prudential Growth Allocation (f)................  2,068,802
          AST QMA US Equity Alpha.............................      4,319
          AST RCM World Trends (av)...........................    109,227
          AST Schroders Global Tactical.......................     99,341
          AST Schroders Multi-Asset World Strategies..........     99,027
          AST Small-Cap Growth................................      1,232
          AST Small-Cap Value.................................      1,356

(a) For the period beginning January 2, 2013 and ended December 31, 2013
(b) Previously known as AST Horizon Moderate Asset Allocation
(c) Previously known as AST BlackRock Value
(e) Previously known as AST Marsico Capital Growth
(f) Previously known as AST First Trust Capital Appreciation Target
(av) Previously known as AST CLS Moderate Asset Allocation

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                  PURCHASES
                                                                                  ----------
Investments in the Advanced Series Trust Sub-Accounts (continued):
   AST Templeton Global Bond (g)................................................. $    2,391
   AST T. Rowe Price Asset Allocation............................................    903,456
   AST T. Rowe Price Large-Cap Growth............................................      1,313
   AST T. Rowe Price Natural Resources...........................................     17,143
   AST Wellington Management Hedged Equity.......................................     58,480

Investments in the Alliance Bernstein Variable Product Series Fund Sub-Accounts:
   Alliance Bernstein VPS Growth.................................................    528,386
   Alliance Bernstein VPS Growth & Income........................................  1,380,136
   Alliance Bernstein VPS International Value....................................  1,145,763
   Alliance Bernstein VPS Large Cap Growth.......................................    255,266
   Alliance Bernstein VPS Small/Mid Cap Value....................................  1,410,411
   Alliance Bernstein VPS Value..................................................     23,925

Investments in the American Century Variable Portfolios, Inc. Sub-Accounts:
   American Century VP Balanced..................................................        404
   American Century VP International.............................................         92

Investments in the Dreyfus Socially Responsible Growth Fund, Inc. Sub-Accounts:
   Dreyfus Socially Responsible Growth Fund......................................        220

Investments in the Dreyfus Stock Index Fund Sub-Accounts:
   Dreyfus Stock Index Fund......................................................     14,641

Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
   VIF Growth & Income...........................................................        747
   VIF Money Market..............................................................    151,049

Investments in the DWS Investments Variable Series I Sub-Accounts:
   DWS Bond VIP A................................................................     14,559
   DWS Capital Growth VIP A......................................................     19,389
   DWS Core Equity VIP A.........................................................    115,236
   DWS Global Small Cap Growth VIP A.............................................    139,982
   DWS International VIP A.......................................................     15,024

Investments in the DWS Investments Variable Series II Sub-Accounts:
   DWS Global Income Builder VIP A II............................................     30,181
   DWS Money Market VIP A II.....................................................      2,167
   DWS Small Mid Cap Growth VIP A II.............................................     21,316

Investments in the Federated Insurance Series Sub-Accounts:
   Federated Prime Money Fund II.................................................    118,580

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
   VIP Contrafund................................................................    222,542
   VIP Equity-Income.............................................................     70,444

(g) Previously known as AST T. Rowe Price Global Bond

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                 PURCHASES
                                                                                -----------
Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts
  (continued):
   VIP Growth.................................................................. $   176,248
   VIP High Income.............................................................      46,537
   VIP Index 500...............................................................     412,745
   VIP Investment Grade Bond...................................................      70,132
   VIP Overseas................................................................     311,104

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2)
  Sub-Accounts:
   VIP Asset Manager Growth (Service Class 2)..................................         132
   VIP Contrafund (Service Class 2)............................................   2,565,204
   VIP Equity-Income (Service Class 2).........................................      55,141
   VIP Freedom 2010 Portfolio (Service Class 2)................................     334,517
   VIP Freedom 2020 Portfolio (Service Class 2)................................     498,135
   VIP Freedom 2030 Portfolio (Service Class 2)................................     357,221
   VIP Freedom Income Portfolio (Service Class 2)..............................      67,600
   VIP Growth (Service Class 2)................................................         213
   VIP Growth & Income (Service Class 2).......................................     517,162
   VIP Growth Stock (Service Class 2)..........................................     576,942
   VIP High Income (Service Class 2)...........................................     488,704
   VIP Index 500 (Service Class 2).............................................   2,766,244
   VIP Investment Grade Bond (Service Class 2).................................         400
   VIP Mid Cap (Service Class 2)...............................................   2,527,908
   VIP Money Market (Service Class 2)..........................................   6,502,647
   VIP Overseas (Service Class 2)..............................................         541

Investments in the Franklin Templeton Variable Insurance Products Trust
  Sub-Accounts:
   Franklin Flex Cap Growth Securities.........................................      34,094
   Franklin Growth and Income Securities.......................................   1,830,615
   Franklin High Income Securities.............................................   1,524,223
   Franklin Income Securities..................................................  14,671,402
   Franklin Large Cap Growth Securities........................................   1,626,685
   Franklin Small Cap Value Securities.........................................   2,360,907
   Franklin Small Mid-Cap Growth Securities....................................     111,249
   Franklin U.S. Government....................................................   1,693,773
   Mutual Global Discovery Securities..........................................   4,431,220
   Mutual Shares Securities....................................................   2,485,888
   Templeton Developing Markets Securities.....................................   1,359,023
   Templeton Foreign Securities................................................   5,120,596
   Templeton Global Bond Securities............................................     193,283
   Templeton Growth Securities.................................................      27,539

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
   VIT Large Cap Value.........................................................     625,154
   VIT Mid Cap Value...........................................................     375,864

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                           PURCHASES
                                                                          -----------
Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts
  (continued):
   VIT Strategic Growth.................................................. $       806
   VIT Structured Small Cap Equity.......................................   1,429,253
   VIT Structured U.S. Equity............................................      73,806

Investments in the Invesco Investment Services Sub-Accounts:
   Invesco V.I. American Franchise (h)...................................   1,518,300
   Invesco V.I. American Value (i).......................................   1,784,283
   Invesco V.I. Comstock (j).............................................   1,099,101
   Invesco V.I. Core Equity..............................................   2,366,772
   Invesco V.I. Diversified Dividend.....................................   3,992,567
   Invesco V.I. Diversified Income.......................................     645,659
   Invesco V.I. Equity and Income (k)....................................   1,603,345
   Invesco V.I. Global Core Equity.......................................   1,141,351
   Invesco V.I. Government Securities....................................     650,877
   Invesco V.I. High Yield (l)(m)........................................  14,529,086
   Invesco V.I. High Yield Securities (l)(n).............................   1,261,639
   Invesco V.I. International Growth.....................................     695,425
   Invesco V.I. Mid Cap Core Equity......................................   1,424,874
   Invesco V.I. Mid Cap Growth (o).......................................     425,402
   Invesco V.I. Money Market.............................................   1,692,184
   Invesco V.I. S&P 500 Index............................................   1,337,933
   Invesco V.I. Technology...............................................     491,588
   Invesco V.I. Utilities................................................     477,658
   Invesco V.I. Value Opportunities (p)..................................     440,965

Investments in the Invesco Investment Services (Series II) Sub-Accounts:
   Invesco V.I. American Franchise II (q)................................     461,655
   Invesco V.I. American Value II (r)....................................     471,666
   Invesco V.I. Comstock II (s)..........................................   2,309,525
   Invesco V.I. Core Equity II...........................................     151,200
   Invesco V.I. Diversified Dividend II..................................   1,389,870
   Invesco V.I. Diversified Income II....................................      12,930

(h) Previously known as Invesco Van Kampen V.I. American Franchise
(i) Previously known as Invesco Van Kampen V.I. American Value
(j) Previously known as Invesco Van Kampen V.I. Comstock
(k) Previously known as Invesco Van Kampen V.I. Equity and Income
(l) On April 26, 2013, Invesco V.I. High Yield Securities merged into Invesco V.I. High Yield
(m) For the period beginning April 26, 2013 and ended December 31, 2013
(n) For the period beginning January 1, 2013 and ended April 26, 2013
(o) Previously known as Invesco Van Kampen V.I. Mid Cap Growth
(p) Previously known as Invesco Van Kampen V.I. Value Opportunities
(q) Previously known as Invesco Van Kampen V.I. American Franchise II
(r) Previously known as Invesco Van Kampen V.I. American Value II
(s) Previously known as Invesco Van Kampen V.I. Comstock II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                       PURCHASES
                                                                                      -----------
Investments in the Invesco Investment Services (Series II) Sub-Accounts (continued):
   Invesco V.I. Equity and Income II (t)............................................. $ 2,038,970
   Invesco V.I. Global Core Equity II................................................     544,358
   Invesco V.I. Government Securities II.............................................      10,800
   Invesco V.I. Growth and Income II (u).............................................   1,802,513
   Invesco V.I. High Yield II (v)(m).................................................  11,908,062
   Invesco V.I. High Yield Securities II (v)(n)......................................   1,138,785
   Invesco V.I. International Growth II..............................................     249,336
   Invesco V.I. Mid Cap Core Equity II...............................................     164,574
   Invesco V.I. Mid Cap Growth II (w)................................................   1,023,148
   Invesco V.I. Money Market II......................................................      71,551
   Invesco V.I. S&P 500 Index II.....................................................   3,637,299
   Invesco V.I. Technology II........................................................       1,521
   Invesco V.I. Utilities II.........................................................       9,287
   Invesco V.I. Value Opportunities II (x)...........................................     165,104

Investments in the Janus Aspen Series Sub-Accounts:
   Forty Portfolio...................................................................          81

Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
   Emerging Markets Equity...........................................................         119

Investments in the Legg Mason Partners Variable Income Trust Sub-Accounts:
   ClearBridge Variable Fundamental All Cap Value Portfolio I (y)....................         125

Investments in the Legg Mason Partners Variable Portfolios I, Inc. Sub-Accounts:
   ClearBridge Variable Large Cap Value Portfolio I (z)..............................         128

Investments in the Lord Abbett Series Fund Sub-Accounts:
   Bond-Debenture....................................................................   3,708,566
   Fundamental Equity................................................................     847,853
   Growth and Income.................................................................   1,210,333
   Growth Opportunities..............................................................   1,755,631
   Mid-Cap Stock.....................................................................     415,550

(m) For the period beginning April 26, 2013 and ended December 31, 2013
(n) For the period beginning January 1, 2013 and ended April 26, 2013
(t) Previously known as Invesco Van Kampen V.I. Equity and Income II
(u) Previously known as Invesco Van Kampen V.I. Growth and Income II
(v) On April 26, 2013, Invesco V.I. High Yield Securities II merged into Invesco V.I. High Yield II
(w) Previously known as Invesco Van Kampen V.I. Mid Cap Growth II
(x) Previously known as Invesco Van Kampen V.I. Value Opportunities II
(y) Previously known as Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio I
(z) Previously known as Legg Mason ClearBridge Variable Large Cap Value Portfolio I

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                PURCHASES
                                                                               -----------
Investments in the MFS Variable Insurance Trust Sub-Accounts:
   MFS Growth................................................................. $     7,876
   MFS High Income (aa)(ab)...................................................      46,222
   MFS High Yield (aa)(ac)....................................................     332,843
   MFS Investors Trust........................................................      21,700
   MFS New Discovery..........................................................      61,634
   MFS Research...............................................................       3,488
   MFS Research Bond..........................................................      50,244
   MFS Utilities..............................................................      10,657

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
   MFS Growth (Service Class).................................................       1,968
   MFS Investors Trust (Service Class)........................................       1,259
   MFS New Discovery (Service Class)..........................................       9,282
   MFS Research (Service Class)...............................................         325
   MFS Utilities (Service Class)..............................................      57,045

Investments in the Morgan Stanley Variable Investment Series Sub-Accounts:
   Aggressive Equity (n)(ad)..................................................     727,089
   European Equity............................................................   1,599,867
   Global Infrastructure......................................................   6,547,888
   Income Plus................................................................   4,399,008
   Limited Duration...........................................................     514,371
   Money Market...............................................................   7,874,632
   Multi Cap Growth (ad)......................................................  14,614,265
   Strategist (n)(ae).........................................................   2,666,878

Investments in the Morgan Stanley Variable Investment Series (Class Y Shares)
  Sub-Accounts:
   Aggressive Equity (Class Y Shares) (n)(af).................................   1,350,811
   European Equity (Class Y Shares)...........................................     440,855
   Global Infrastructure (Class Y Shares).....................................   1,909,282
   Income Plus (Class Y Shares)...............................................   8,102,801
   Limited Duration (Class Y Shares)..........................................   2,178,400
   Money Market (Class Y Shares)..............................................  16,173,449
   Multi Cap Growth (Class Y Shares) (af).....................................  15,884,947
   Strategist (Class Y Shares) (n)(ag)........................................     990,511

(n) For the period beginning January 1, 2013 and ended April 26, 2013
(aa) On August 16, 2013, MFS High Income merged into MFS High Yield
(ab) For the period beginning January 1, 2013 and ended August 16, 2013
(ac) For the period beginning August 16, 2013 and ended December 31, 2013
(ad) On April 26, 2013, Aggressive Equity merged into Multi Cap Growth
(ae) On April 26, 2013, Strategist merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio
(af) On April 26, 2013, Aggressive Equity (Class Y Shares) merged into Multi Cap Growth (Class Y Shares)
(ag) On April 26, 2013, Strategist (Class Y Shares) merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                               PURCHASES
                                                                               ----------
Investments in the Neuberger Berman Advisors Management Trust Sub-Accounts:
   AMT Large Cap Value........................................................ $      254

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
   Oppenheimer Capital Appreciation...........................................     71,175
   Oppenheimer Capital Income (ah)............................................     43,753
   Oppenheimer Core Bond......................................................     69,737
   Oppenheimer Discovery Mid Cap Growth (ai)..................................        224
   Oppenheimer Global (aj)....................................................    234,838
   Oppenheimer Global Strategic Income........................................    136,407
   Oppenheimer Main Street....................................................     21,090
   Oppenheimer Main Street Small Cap (ak).....................................    165,177

Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS"))
  Sub-Accounts:
   Oppenheimer Capital Appreciation (SS)......................................    448,699
   Oppenheimer Capital Income (SS) (al).......................................    582,510
   Oppenheimer Core Bond (SS).................................................  5,403,992
   Oppenheimer Discovery Mid Cap Growth (SS) (am).............................    106,985
   Oppenheimer Global (SS) (an)...............................................    390,235
   Oppenheimer Global Strategic Income (SS)...................................  7,630,748
   Oppenheimer Main Street (SS)...............................................    950,636
   Oppenheimer Main Street Small Cap (SS) (ao)................................  1,123,655

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
   Foreign Bond (US Dollar-Hedged)............................................        443
   Money Market...............................................................        165
   PIMCO Total Return.........................................................        298
   PIMCO VIT Commodity Real Return Strategy (Advisor Shares)..................    275,623
   PIMCO VIT Emerging Markets Bond (Advisor Shares)...........................    342,122
   PIMCO VIT Real Return (Advisor Shares).....................................    443,429
   PIMCO VIT Total Return (Advisor Shares)....................................  2,360,222

Investments in the ProFunds VP Sub-Accounts:
   ProFund VP Financials......................................................         15
   ProFund VP Health Care.....................................................         13
   ProFund VP Mid-Cap Value...................................................         16

(ah) Previously known as Oppenheimer Balanced
(ai) Previously known as Oppenheimer Small- & Mid-Cap Growth
(aj) Previously known as Oppenheimer Global Securities
(ak) Previously known as Oppenheimer Main Street Small Mid Cap
(al) Previously known as Oppenheimer Balanced (SS)
(am) Previously known as Oppenheimer Small- & Mid-Cap Growth (SS)
(an) Previously known as Oppenheimer Global Securities (SS)
(ao) Previously known as Oppenheimer Main Street Small Mid Cap (SS)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                      PURCHASES
                                                                                     -----------
Investments in the ProFunds VP Sub-Accounts (continued):
   ProFund VP Telecommunications.................................................... $       236
   ProFund VP Utilities.............................................................         492

Investments in the Putnam Variable Trust Sub-Accounts:
   VT American Government Income....................................................     895,096
   VT Capital Opportunities.........................................................     713,825
   VT Diversified Income............................................................   1,782,537
   VT Equity Income.................................................................   3,918,626
   VT George Putnam Balanced........................................................   2,536,219
   VT Global Asset Allocation.......................................................   2,489,643
   VT Global Equity.................................................................     765,656
   VT Global Health Care............................................................   1,428,143
   VT Global Utilities..............................................................     745,410
   VT Growth and Income.............................................................   4,151,978
   VT Growth Opportunities..........................................................     438,030
   VT High Yield....................................................................   4,854,441
   VT Income........................................................................   9,041,933
   VT International Equity..........................................................   3,161,234
   VT International Growth..........................................................     395,411
   VT International Value...........................................................     820,535
   VT Investors.....................................................................   1,084,158
   VT Money Market..................................................................  30,306,480
   VT Multi Cap Growth..............................................................     698,563
   VT Multi Cap Value...............................................................     664,556
   VT Research......................................................................     469,080
   VT Small Cap Value...............................................................   2,444,719
   VT Voyager.......................................................................   2,013,060

Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
   Van Kampen UIF Core Plus Fixed Income............................................      31,008
   Van Kampen UIF Emerging Markets Equity...........................................   1,087,867
   Van Kampen UIF Global Tactical Asset Allocation Portfolio (ae)...................  83,585,635
   Van Kampen UIF Growth............................................................   1,832,084
   Van Kampen UIF Mid Cap Growth....................................................   1,067,484
   Van Kampen UIF U.S. Real Estate..................................................   1,235,828

Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
   Van Kampen UIF Emerging Markets Debt (Class II)..................................   2,298,335
   Van Kampen UIF Emerging Markets Equity (Class II)................................   1,168,688
   Van Kampen UIF Global Franchise (Class II).......................................   6,245,764
   Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II) (ag)........  33,736,107

(ae) On April 26, 2013, Strategist merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio
(ag) On April 26, 2013, Strategist (Class Y Shares) merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                     PURCHASES
                                                                                    ------------
Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts
  (continued):
   Van Kampen UIF Growth (Class II)................................................ $    630,592
   Van Kampen UIF Mid Cap Growth (Class II)........................................    1,051,888
   Van Kampen UIF Small Company Growth (Class II)..................................      568,440
   Van Kampen UIF U.S. Real Estate (Class II)......................................    3,389,702
                                                                                    ------------
                                                                                    $472,481,984
                                                                                    ============

6.  FINANCIAL HIGHLIGHTS

Allstate Life Insurance Company offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit values which in turn result in various expense and total return ratios.

In the table below, the units, the range of lowest to highest accumulation unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate Life Insurance Company and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

As discussed in Note 4, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit values for each sub-account based upon those choices.

ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

    * INVESTMENT INCOME RATIO - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

    ** EXPENSE RATIO - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



    ***TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

       Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

       Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, the investment income ratio is calculated for the period, or from the effective date, through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the Sub-Account during the period or the net asset value at the end of the period is zero.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts:
     AST Academic Strategies Asset Allocation
     2013.........   583   $ 10.19 - 11.17   $ 6,288        -- %        1.15 - 2.60%     7.18 -   8.72%
     2012.........   667      9.51 - 10.27     6,651       1.09         1.15 - 2.60      9.71 -  11.28
     2011.........   713      8.66 -  9.23     6,421       0.65         1.15 - 2.60     -5.13 -  -3.77
     2010.........   819      9.13 -  9.59     7,705       0.88         1.15 - 2.60      9.12 -  10.69
     2009.........   831      8.37 -  8.66     7,097       2.23         1.15 - 2.60     21.20 -  22.94

     AST Advanced Strategies
     2013.........   211     11.96 - 13.10     2,675         --         1.15 - 2.60     13.60 -  15.23
     2012.........   233     10.53 - 11.37     2,580       1.50         1.15 - 2.60     10.76 -  12.35
     2011.........   220      9.50 - 10.12     2,181       1.02         1.15 - 2.60     -2.42 -  -1.03
     2010.........   251      9.74 - 10.23     2,523       1.05         1.15 - 2.60     10.82 -  12.41
     2009.........   257      8.79 -  9.10     2,313       2.97         1.15 - 2.60     23.00 -  24.76

     AST Balanced Asset Allocation
     2013.........   815     11.69 - 12.73    10,076         --         1.00 - 2.35     16.48 -  16.79
     2012.........   853     10.17 - 10.93     9,092       0.97         1.00 - 2.35     11.32 -  12.10
     2011.........   850      9.14 -  9.75     8,187       0.64         1.15 - 2.65     -3.76 -  -2.34
     2010......... 1,013      9.49 -  9.99    10,009       0.78         1.15 - 2.65      9.41 -  11.04
     2009.........   971      8.68 -  8.99     8,667       1.45         1.15 - 2.65     20.11 -  21.89

     AST BlackRock Global Strategies
     2013.........     2     11.03 - 11.03        19         --         1.55 - 1.55      9.16 -   9.16
     2012.........     2     10.11 - 10.11        17         --         1.55 - 1.55     10.18 -  10.18

     AST Bond Portfolio 2018
     2013.........    44     13.44 - 13.75       598         --         1.50 - 1.90     -4.58 -  -4.52
     2012.........    46     14.14 - 14.41       660       0.46         1.50 - 1.90      4.11 -   4.15
     2011.........    61     13.59 - 13.83       842       0.47         1.50 - 2.00     11.35 -  11.90
     2010.........    83     12.20 - 12.36     1,029       0.99         1.50 - 2.00      9.00 -   9.54
     2009.........    98     11.19 - 11.28     1,105       0.29         1.50 - 2.00     -7.89 -  -7.44

     AST Bond Portfolio 2019
     2013.........    23     13.28 - 13.65       313         --         1.50 - 2.00     -6.70 -  -6.24
     2012.........    23     14.23 - 14.56       335       0.87         1.50 - 2.00      3.78 -   4.29
     2011.........    23     13.71 - 13.96       323       0.86         1.50 - 2.00     13.70 -  14.26
     2010.........    37     12.06 - 12.22       454       0.72         1.50 - 2.00      9.17 -   9.71
     2009.........    33     11.05 - 11.14       366       0.52         1.50 - 2.00     -9.51 -  -9.07

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Bond Portfolio 2020
     2013........   --    $ 10.82 - 10.82    $   --        -- %        1.75 - 1.75%     -8.13 -  -8.13%
     2012........   --      11.67 - 11.90        --       2.51         1.50 - 2.00       4.26 -   4.74
     2011........    7      11.19 - 11.36        81       1.61         1.50 - 2.00      16.35 -  16.92
     2010........   62       9.62 -  9.72       601         --         1.50 - 2.00       9.65 -  10.19
     2009........   <1       8.82 -  8.82         2         --         1.50 - 1.50     -11.82 - -11.82

     AST Bond Portfolio 2021
     2013........   --         N/A -  N/A        --         --           N/A - N/A         N/A -   N/A
     2012........   25      13.57 - 13.77       337       0.63         1.50 - 2.00       4.69 -   5.21
     2011........   34      12.96 - 13.09       437       0.15         1.50 - 2.00      17.94 -  18.52
     2010........   27      10.95 - 11.04       301         --         1.50 - 2.35       9.52 -  10.44

     AST Bond Portfolio 2022
     2013........   12      11.07 - 11.07       135         --         1.85 - 1.85     -10.51 - -12.00
     2012........   44      12.37 - 12.58       558       0.03         1.50 - 2.35       3.41 -   4.28
     2011........   53      11.96 - 12.06       633         --         1.50 - 2.35      19.60 -  20.60

     AST Bond Portfolio 2023
     2013........  138       9.14 -  9.23     1,268         --         1.50 - 2.00     -12.40 - -11.53
     2012 (aq)...   18      10.43 - 10.43       192         --         1.50 - 1.50       4.33 -   4.33

     AST Bond Portfolio 2024
     2013 (a)....   27       8.70 -  8.78       239         --         1.50 - 2.35     -12.94 - -12.21

     AST Capital Growth Asset Allocation
     2013........  625      11.44 - 12.27     7,453         --         1.15 - 2.25      19.98 -  21.28
     2012........  647       9.54 - 10.12     6,390       0.91         1.15 - 2.25      12.43 -  13.15
     2011........  607       8.43 -  9.00     5,335       0.52         1.15 - 2.65      -4.95 -  -3.54
     2010........  708       8.87 -  9.33     6,496       1.03         1.15 - 2.65      10.45 -  12.08
     2009........  689       8.03 -  8.32     5,664       1.91         1.15 - 2.65      22.09 -  23.90

     AST Cohen & Steers Realty
     2013........    7      11.87 - 12.26        85         --         1.15 - 1.65       3.38 -   1.96
     2012........    6      11.70 - 12.02        74       1.82         1.15 - 1.65      14.03 -  15.22
     2011........    4      10.16 - 10.54        42       0.66         1.15 - 2.00       4.50 -   5.38
     2010........    4       9.72 - 10.00        41       1.78         1.15 - 2.00      26.17 -  27.23
     2009........    4       7.77 -  7.86        33       2.62         1.15 - 1.65      29.78 -  30.43

(a) For the period beginning January 2, 2013 and ended December 31, 2013
(aq) For the period beginning January 3, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Federated Aggressive Growth
     2013........    2    $ 13.37 - 13.94    $   25        -- %        1.00 - 1.65%     38.52 -  39.42%
     2012........    2       9.65 - 10.00        20         --         1.00 - 1.65      18.12 -  19.67
     2011........    2       8.17 -  8.35        17       0.43         1.15 - 1.65     -14.52 - -14.10
     2010........    1       9.56 -  9.73        13       0.05         1.15 - 1.65      30.39 -  31.04
     2009........    1       7.33 -  7.42        11       0.24         1.15 - 1.65      30.50 -  31.15

     AST FI Pyramis(R) Asset Allocation
     2013........   25      11.91 - 12.91       318         --         1.15 - 2.60      16.20 -  17.87
     2012........   20      10.25 - 10.96       221       0.56         1.15 - 2.60      10.75 -  12.34
     2011........   18       9.26 -  9.75       175       0.21         1.15 - 2.60      -4.94 -  -3.58
     2010........   23       9.74 - 10.11       234       0.35         1.15 - 2.60      10.45 -  12.03
     2009........   24       8.82 -  9.03       218       0.48         1.15 - 2.60      18.15 -  19.85

     AST First Trust Balanced Target
     2013........  219      10.33 - 11.32     2,402         --         1.15 - 2.60      11.85 -  13.45
     2012........  263       9.24 -  9.98     2,555       2.14         1.15 - 2.60       7.82 -   9.37
     2011........  266       8.57 -  9.12     2,381       1.69         1.15 - 2.60      -4.00 -  -2.62
     2010........  345       8.92 -  9.37     3,181       1.45         1.15 - 2.60      11.46 -  13.06
     2009........  327       8.01 -  8.29     2,680       3.70         1.15 - 2.60      20.71 -  22.44

     AST Franklin Templeton Founding Funds Allocation
     2013........  253      13.03 - 13.27     3,337         --         1.15 - 2.25      21.77 -  23.05
     2012 (ar)...  278      10.71 - 10.79     2,991         --         1.15 - 2.25       7.08 -   7.86

     AST Global Real Estate
     2013........   <1      11.49 - 11.81         3         --         1.15 - 1.65       2.65 -   3.16
     2012........   <1      11.20 - 11.45         3       1.76         1.15 - 1.65      24.74 -  25.36
     2011........   <1       8.98 -  9.13         2       2.05         1.15 - 1.65      -6.58 -  -6.12
     2010........   <1       9.61 -  9.73         3       1.12         1.15 - 1.65      18.25 -  18.83
     2009........   <1       8.18 -  8.18         2       3.99         1.15 - 1.15      33.56 -  33.56

     AST Goldman Sachs Concentrated Growth
     2013........    4      13.99 - 14.31        55         --         1.15 - 1.50      27.82 -  28.26
     2012........    4      10.95 - 11.15        49       0.31         1.15 - 1.50      17.99 -  18.40
     2011........    6       9.28 -  9.42        53       0.20         1.15 - 1.50      -5.38 -  -5.05
     2010........    5       9.81 -  9.92        51       0.08         1.15 - 1.50       8.66 -   9.03
     2009........    5       9.02 -  9.10        45         --         1.15 - 1.50      47.19 -  47.70

     AST Goldman Sachs Large-Cap Value
     2013........    1      11.25 - 11.51        11         --         1.15 - 1.50      31.57 -  32.02
     2012........    1       8.55 -  8.72         8       0.44         1.15 - 1.50      17.89 -  18.30
     2011........    2       7.26 -  7.37        16       0.99         1.15 - 1.50      -6.92 -  -6.59
     2010........    2       7.80 -  7.89        17       1.52         1.15 - 1.50      11.22 -  11.60
     2009........    2       7.01 -  7.07        15       1.93         1.15 - 1.50      17.43 -  17.83

(ar) For the period beginning April 30, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Goldman Sachs Mid-Cap Growth
     2013...    3    $ 15.81 - 16.68     $ 55         -- %        1.15 - 2.00%     29.60 -  30.69%
     2012...    3      12.20 - 12.76       42          --         1.15 - 2.00      17.26 -  18.25
     2011...    4      10.40 - 10.79       48          --         1.15 - 2.00      -4.88 -  -4.08
     2010...    4      10.93 - 11.25       50          --         1.15 - 2.00      17.47 -  18.46
     2009...    6       9.31 -  9.50       57          --         1.15 - 2.00      54.01 -  55.31

     AST Goldman Sachs Multi-Asset (b)
     2013...   49      11.40 - 11.96      574          --         1.15 - 2.00       7.66 -   8.57
     2012...   50      10.59 - 11.01      543        0.62         1.15 - 2.00       7.96 -   8.88
     2011...   47       9.81 - 10.12      469        0.49         1.15 - 2.00      -2.46 -  -1.64
     2010...   55      10.06 - 10.28      557        0.42         1.15 - 2.00       9.41 -  10.33
     2009...   53       9.19 -  9.32      492        0.25         1.15 - 2.00      20.96 -  21.98

     AST Goldman Sachs Small-Cap Value
     2013...   <1      18.41 - 18.92        8          --         1.15 - 1.65      36.56 -  37.23
     2012...   <1      13.49 - 13.79        6        0.58         1.15 - 1.65      13.81 -  14.37
     2011...   <1      11.85 - 12.05        5        1.22         1.15 - 1.65      -0.34 -   0.15
     2010...   <1      11.89 - 12.03        5        2.09         1.15 - 1.65      24.71 -  25.32
     2009...   <1       9.60 -  9.60        3        1.27         1.15 - 1.15      25.40 -  25.40

     AST Herndon Large-Cap Value (c)
     2013...    2      11.27 - 11.63       25          --         1.15 - 1.65      32.44 -  33.10
     2012...    3       8.51 -  8.74       22        1.04         1.15 - 1.65      11.56 -  12.11
     2011...    2       7.63 -  7.80       15        0.72         1.15 - 1.65      -2.11 -  -1.62
     2010...    2       7.79 -  7.92       17        1.47         1.15 - 1.65      10.61 -  11.16
     2009...    2       7.04 -  7.13       17        0.89         1.15 - 1.65      16.34 -  16.91

     AST High Yield
     2013...    6      13.89 - 14.34       89          --         1.00 - 1.50       5.88 -   6.12
     2012...    6      13.16 - 13.52       85        6.69         1.00 - 1.50      12.43 -  13.49
     2011...    3      11.70 - 11.91       33        3.49         1.15 - 1.55       1.60 -   2.00
     2010...    8      11.52 - 11.68       87        1.84         1.15 - 1.55      11.77 -  12.21
     2009...    3      10.31 - 10.41       35        6.83         1.15 - 1.55      33.48 -  34.01

     AST International Growth
     2013...    5       9.65 -  9.97       49          --         1.15 - 1.65      17.12 -  17.70
     2012...    6       8.24 -  8.47       51        1.19         1.15 - 1.65      18.41 -  18.99
     2011...    7       6.96 -  7.12       47        0.63         1.15 - 1.65     -14.34 - -13.91
     2010...    7       8.13 -  8.27       55        0.30         1.15 - 1.65      12.64 -  13.19
     2009...   10       7.21 -  7.30       75        1.84         1.15 - 1.65      33.09 -  33.75

(b) Previously known as AST Horizon Moderate Asset Allocation
(c) Previously known as AST BlackRock Value

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST International Value
     2013...    7    $ 9.39 -  9.70     $   65        -- %        1.15 - 1.65%     18.11 -  19.75%
     2012...    8      7.99 -  8.21         62       2.40         1.15 - 1.65      15.35 -  16.54
     2011...    9      6.86 -  7.12         64       1.39         1.15 - 2.00     -14.27 - -13.54
     2010...    9      8.00 -  8.23         77       0.77         1.15 - 2.00       8.90 -   9.82
     2009...   11      7.35 -  7.50         84       2.22         1.15 - 2.00      27.94 -  29.01
     AST Investment Grade Bond
     2013...  169     14.28 - 15.02      2,488         --         1.15 - 2.05      -5.13 -  -4.28
     2012...  307     15.06 - 15.69      4,735       0.80         1.15 - 2.05       7.20 -   8.15
     2011...  681     14.05 - 14.51      9,758       3.03         1.15 - 2.05      10.19 -  11.17
     2010...  157     12.75 - 13.05      2,030       5.54         1.15 - 2.05       8.58 -   9.55
     2009...  439     11.74 - 11.91      5,204       1.71         1.15 - 2.05       9.07 -  10.04

     AST J.P. Morgan Global Thematic
     2013...   14     12.39 - 12.81        178         --         1.15 - 1.75      14.96 -  15.07
     2012...   11     10.76 - 11.14        119       0.58         1.15 - 1.90      12.27 -  12.29
     2011...   13      9.59 -  9.92        129       0.33         1.15 - 2.10      -2.61 -  -1.70
     2010...   14      9.85 - 10.10        138       0.38         1.15 - 2.10      11.47 -  12.52
     2009...   16      8.83 -  8.97        139       0.35         1.15 - 2.10      24.06 -  25.22

     AST J.P. Morgan International Equity (d)
     2013...    5     10.00 - 10.56         53         --         1.15 - 2.00      13.10 -  14.05
     2012...    5      8.84 -  9.26         49       1.88         1.15 - 2.00      19.51 -  20.52
     2011...    6      7.40 -  7.68         45       1.27         1.15 - 2.00     -10.93 - -10.18
     2010...    6      8.31 -  8.55         50       1.26         1.15 - 2.00       5.07 -   5.95
     2009...    7      7.91 -  8.07         55       2.70         1.15 - 2.00      33.21 -  34.33

     AST J.P. Morgan Strategic Opportunities
     2013...  285     11.00 - 12.06      3,339         --         1.15 - 2.60       8.22 -   9.77
     2012...  300     10.17 - 10.98      3,218       1.67         1.15 - 2.60       7.90 -   9.46
     2011...  313      9.42 - 10.04      3,079       0.95         1.15 - 2.60      -2.31 -  -0.91
     2010...  378      9.64 - 10.13      3,766       0.42         1.15 - 2.60       4.60 -   6.10
     2009...  361      9.22 -  9.55      3,404       0.87         1.15 - 2.60      18.92 -  20.63

     AST Large-Cap Value
     2013...    1     11.08 - 11.08          8         --         1.15 - 1.15      38.27 -  38.27
     2012...   <1      8.01 -  8.01          6       0.64         1.15 - 1.15      15.55 -  15.55
     2011...   <1      6.94 -  6.94          1       1.29         1.15 - 1.15      -5.27 -  -5.27
     2010...   <1      7.32 -  7.32          1       1.97         1.15 - 1.15      11.87 -  11.87
     2009...    1      6.49 -  6.54          8       2.67         1.15 - 1.50      17.67 -  18.07

(d) Previously known as AST JPMorgan International Equity

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Loomis Sayles Large-Cap Growth (e)
     2013...   10    $ 12.77 - 13.61    $  133        -- %        1.00 - 2.00%     33.93 - 35.26%
     2012...   10       9.54 - 10.06        98       0.36         1.00 - 2.00      10.06 - 11.88
     2011...    8       8.66 -  8.99        74       0.28         1.15 - 2.00      -2.86 - -2.04
     2010...    8       8.92 -  9.18        77       0.63         1.15 - 2.00      17.40 - 18.39
     2009...   10       7.60 -  7.75        77       0.69         1.15 - 2.00      27.21 - 28.28

     AST Lord Abbett Core Fixed Income
     2013...    4      12.75 - 13.16        58         --         1.00 - 1.50      -3.45 - -2.97
     2012...    5      13.21 - 13.57        62       1.05         1.00 - 1.50       4.36 -  5.57
     2011...    4      12.66 - 12.85        49       1.78         1.15 - 1.50       8.54 -  8.92
     2010...    4      11.66 - 11.80        51       6.21         1.15 - 1.50      11.74 - 12.12
     2009...    6      10.44 - 10.52        59       5.65         1.15 - 1.50      32.61 - 33.07

     AST MFS Global Equity
     2013...    5      14.13 - 14.59        67         --         1.00 - 1.50      25.75 - 26.37
     2012...    5      11.24 - 11.54        56       0.97         1.00 - 1.50      21.25 - 22.66
     2011...    4       9.27 -  9.41        39       0.46         1.15 - 1.50      -4.56 - -4.23
     2010...    4       9.71 -  9.83        41       0.44         1.15 - 1.50      10.39 - 10.77
     2009...    5       8.80 -  8.87        43       3.06         1.15 - 1.50      29.56 - 30.01

     AST MFS Growth
     2013...    1      14.31 - 14.31        18         --         1.15 - 1.15      35.15 - 35.15
     2012...    1      10.59 - 10.59        14         --         1.15 - 1.15      15.75 - 15.75
     2011...    2       9.15 -  9.15        14       0.34         1.15 - 1.15      -1.72 - -1.72
     2010...    2       9.31 -  9.31        16       0.12         1.15 - 1.15      11.50 - 11.50
     2009...    2       8.35 -  8.35        16       0.21         1.15 - 1.15      22.89 - 22.89

     AST Mid-Cap Value
     2013...    3      13.90 - 14.67        41         --         1.15 - 2.00      29.82 - 30.91
     2012...    3      10.71 - 11.21        31       0.62         1.15 - 2.00      16.08 - 17.06
     2011...    4       9.23 -  9.57        38       0.61         1.15 - 2.00      -5.34 - -4.55
     2010...    4       9.75 - 10.03        39       0.67         1.15 - 2.00      21.18 - 22.20
     2009...    4       8.04 -  8.21        32       1.20         1.15 - 2.00      36.16 - 37.31

     AST Money Market
     2013...   45       9.24 -  9.84       422         --         1.00 - 2.00      -1.43 - -0.99
     2012...   34       9.34 -  9.86       325       0.01         1.15 - 1.85      -2.41 - -1.14
     2011...   43       9.57 -  9.97       418       0.02         1.15 - 2.10      -2.03 - -1.12
     2010...   77       9.77 - 10.08       773       0.02         1.15 - 2.10      -2.03 - -1.11
     2009...  123       9.99 - 10.20     1,250       0.27         1.15 - 2.00      -1.72 - -0.90

(e) Previously known as AST Marsico Capital Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Neuberger Berman / LSV Mid-Cap Value
     2013........    2    $ 14.78 - 15.25     $ 26         -- %        1.15 - 1.65%     39.70 -  40.39%
     2012........    2      10.58 - 10.87       25        0.94         1.15 - 1.65      15.22 -  15.79
     2011........    4       9.18 -  9.38       34        0.87         1.15 - 1.65      -4.07 -  -3.59
     2010........    4       9.57 -  9.73       38        1.14         1.15 - 1.65      21.43 -  22.03
     2009........    4       7.88 -  7.98       34        2.10         1.15 - 1.65      38.36 -  39.04

     AST Neuberger Berman Mid-Cap Growth
     2013........    4      13.69 - 14.27       52          --         1.00 - 1.65      30.46 -  31.30
     2012........    4      10.49 - 10.87       41          --         1.00 - 1.65      10.55 -  12.00
     2011........    3       9.49 -  9.70       32          --         1.15 - 1.65       0.04 -   0.53
     2010........    3       9.49 -  9.65       33          --         1.15 - 1.65      26.59 -  27.21
     2009........    4       7.50 -  7.59       32          --         1.15 - 1.65      27.68 -  28.31

     AST New Discovery Asset Allocation
     2013........   <1      12.11 - 12.11        3          --         1.50 - 1.50      17.16 -  17.16
     2012 (as)...    1      10.34 - 10.34        6        2.32         1.50 - 1.50       3.37 -   3.37

     AST Parametric Emerging Markets Equity
     2013........    2       9.85 - 10.12       16          --         1.15 - 1.65      -1.41 -  -0.92
     2012........    2       9.99 - 10.22       17        1.57         1.15 - 1.65      16.01 -  16.59
     2011........    2       8.62 -  8.76       21        0.88         1.15 - 1.65     -21.57 - -21.18
     2010........    3      10.93 - 11.12       37        0.47         1.15 - 1.85      20.05 -  20.88
     2009........    3       9.15 -  9.20       28        1.00         1.15 - 1.50      64.05 -  64.62

     AST PIMCO Limited Maturity Bond
     2013........    9      11.37 - 11.85      103          --         1.00 - 1.65      -3.76 -  -3.14
     2012........   10      11.82 - 12.24      116        1.12         1.00 - 1.65       2.99 -   4.34
     2011........    9      11.47 - 11.73      108        0.91         1.15 - 1.65       0.59 -   1.09
     2010........   10      11.41 - 11.60      114        2.35         1.15 - 1.65       2.21 -   2.72
     2009........   14      11.16 - 11.29      160        4.81         1.15 - 1.65       8.44 -   8.97

     AST PIMCO Total Return Bond
     2013........    9      13.06 - 13.61      114          --         1.00 - 1.65      -2.81 -  -1.61
     2012........   33      13.27 - 14.00      440        2.47         1.00 - 2.00       7.17 -   8.95
     2011........   33      12.38 - 12.85      411        1.75         1.15 - 2.00       1.16 -   2.00
     2010........   33      12.24 - 12.60      408        1.58         1.15 - 2.00       5.60 -   6.49
     2009........   35      11.59 - 11.83      412        2.67         1.15 - 2.00      14.24 -  15.20

(as) For the period beginning April 30, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Preservation Asset Allocation
     2013...   684   $ 11.66 - 12.78   $ 8,487        -- %        1.15 - 2.60%     6.44 -   7.97%
     2012...   752     10.95 - 11.83     8,681       1.14         1.15 - 2.60      7.57 -   9.12
     2011...   768     10.18 - 10.84     8,176       0.90         1.15 - 2.60     -1.56 -  -0.15
     2010...   779     10.34 - 10.86     8,337       1.37         1.15 - 2.60      7.77 -   9.31
     2009...   895      9.60 -  9.94     8,805       1.46         1.15 - 2.60     16.99 -  18.67

     AST Prudential Growth Allocation (f)
     2013...   878      9.94 - 10.89     9,291         --         1.15 - 2.60     14.06 -  15.69
     2012... 1,112      8.71 -  9.41    10,160       1.72         1.15 - 2.60     10.05 -  11.63
     2011... 1,133      7.92 -  8.43     9,291       1.21         1.15 - 2.60     -8.59 -  -7.28
     2010... 1,669      8.66 -  9.10    14,890       1.99         1.15 - 2.60     16.00 -  17.66
     2009... 1,369      7.47 -  7.73    10,439       2.21         1.15 - 2.60     22.78 -  24.54

     AST QMA US Equity Alpha
     2013...     4     12.28 - 12.88        47         --         1.00 - 1.75     30.15 -  31.12
     2012...     5      9.43 -  9.82        47       0.73         1.00 - 1.75     16.76 -  18.41
     2011...     3      8.08 -  8.29        29       0.68         1.15 - 1.75      1.68 -   2.28
     2010...     4      7.95 -  8.11        29       0.61         1.15 - 1.75     13.07 -  13.74
     2009...     4      7.03 -  7.13        29       2.91         1.15 - 1.75     19.72 -  20.43

     AST RCM World Trends (av)
     2013...   136     10.77 - 11.71     1,550         --         1.15 - 2.65      9.53 -  11.16
     2012...   169      9.83 - 10.53     1,741       0.61         1.15 - 2.65      7.43 -   9.02
     2011...   170      9.15 -  9.66     1,613       0.39         1.15 - 2.65     -4.35 -  -2.93
     2010...   185      9.57 -  9.95     1,823       0.54         1.15 - 2.65      9.03 -  10.64
     2009...   185      8.77 -  8.99     1,650       0.39         1.15 - 2.65     20.20 -  21.98

     AST Schroders Global Tactical
     2013...    43     11.89 - 12.30       520         --         1.15 - 1.75     14.97 -  16.72
     2012...    38     10.37 - 10.54       402       0.63         1.15 - 1.50     14.39 -  14.58
     2011...    28      9.06 -  9.19       255       0.26         1.15 - 1.55     -3.88 -  -3.50
     2010...    33      9.43 -  9.53       317       0.39         1.15 - 1.55     12.60 -  13.04
     2009...    22      8.37 -  8.43       181       0.70         1.15 - 1.55     24.91 -  25.41

     AST Schroders Multi-Asset World Strategies
     2013...    61     10.87 - 11.91       704         --         1.15 - 2.60     11.50 -  13.10
     2012...    80      9.75 - 10.53       821       2.64         1.15 - 2.60      8.31 -   9.87
     2011...    66      9.00 -  9.58       623       1.97         1.15 - 2.60     -5.83 -  -4.48
     2010...    82      9.56 - 10.03       813       0.66         1.15 - 2.60      8.98 -  10.54
     2009...    89      8.77 -  9.08       797       1.87         1.15 - 2.60     24.18 -  25.96

(f) Previously known as AST First Trust Capital Appreciation Target
(av) Previously known as AST CLS Moderate Asset Allocation

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Small-Cap Growth
     2013...   <1    $ 16.11 - 16.47    $    4        -- %        1.15 - 1.50%    33.17 -  33.63%
     2012...   <1      12.09 - 12.32         3         --         1.15 - 1.50     10.51 -  10.90
     2011...   <1      10.94 - 11.11         3         --         1.15 - 1.50     -2.44 -  -2.11
     2010...   <1      11.22 - 11.35         3       0.21         1.15 - 1.50     34.40 -  34.86
     2009...   <1       8.35 -  8.42         2       0.05         1.15 - 1.50     31.93 -  32.38

     AST Small-Cap Value
     2013...    2      14.71 - 15.19        30         --         1.15 - 1.65     35.84 -  37.72
     2012...    2      10.89 - 11.18        23       0.59         1.15 - 1.65     16.81 -  18.03
     2011...    3       9.22 -  9.57        30       0.56         1.15 - 2.00     -7.82 -   7.04
     2010...    3      10.01 - 10.30        34       0.42         1.15 - 2.00     23.52 -  24.56
     2009...    3       8.10 -  8.27        28       1.29         1.15 - 2.00     24.51 -  25.56

     AST Templeton Global Bond (g)
     2013...    5      11.73 - 12.11        56         --         1.15 - 1.65     -5.32 -  -4.85
     2012...    5      12.39 - 12.73        62       1.86         1.15 - 1.65      3.51 -   4.03
     2011...    8      11.97 - 12.24        95       2.63         1.15 - 1.65      2.43 -   2.94
     2010...    8      11.69 - 11.89        95       2.79         1.15 - 1.65      4.03 -   4.54
     2009...   10      11.23 - 11.37       113       6.65         1.15 - 1.65     10.29 -  10.84

     AST T. Rowe Price Asset Allocation
     2013...  513      12.08 - 13.24     6,585         --         1.15 - 2.60     13.87 -  15.50
     2012...  507      10.61 - 11.46     5,669       1.31         1.15 - 2.60     10.61 -  12.20
     2011...  524       9.59 - 10.22     5,235       1.10         1.15 - 2.60     -0.60 -   0.82
     2010...  595       9.65 - 10.13     5,927       0.97         1.15 - 2.60      8.71 -  10.27
     2009...  572       8.88 -  9.19     5,192       2.23         1.15 - 2.60     20.99 -  22.73

     AST T. Rowe Price Equity Income
     2013...    7      10.25 - 10.92        77         --         1.00 - 2.00     27.14 -  28.40
     2012...    8       8.06 -  8.50        63       0.19         1.00 - 2.00     14.94 -  16.85
     2011...    6       7.01 -  7.28        44       1.06         1.15 - 2.00     -3.57 -  -2.76
     2010...    6       7.27 -  7.48        46       1.31         1.15 - 2.00     11.02 -  11.96
     2009...    8       6.55 -  6.69        52       2.57         1.15 - 2.00     21.37 -  22.39

     AST T. Rowe Price Large-Cap Growth
     2013...    1      16.21 - 16.57        17         --         1.15 - 1.50     41.89 -  42.39
     2012...    3      11.42 - 11.64        33         --         1.15 - 1.50     15.84 -  16.24
     2011...    3       9.86 - 10.01        32         --         1.15 - 1.50     -3.15 -  -2.81
     2010...    3      10.18 - 10.30        33         --         1.15 - 1.50     14.10 -  14.49
     2009...    4       8.92 -  9.00        39         --         1.15 - 1.50     51.10 -  51.62

(g) Previously known as AST T. Rowe Price Global Bond

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST T. Rowe Price Natural Resources
     2013.........    13   $ 9.66 -  9.97    $   126        -- %        1.15 - 1.65%     13.51 -  14.07%
     2012.........    14     8.51 -  8.74        117       0.46         1.15 - 1.65       1.93 -   2.44
     2011.........    14     8.35 -  8.53        114       0.54         1.15 - 1.65     -16.30 - -15.89
     2010.........    12     9.97 - 10.14        124       0.41         1.15 - 1.65      18.50 -  19.08
     2009.........    15     8.42 -  8.52        131       1.45         1.15 - 1.65      46.92 -  47.65

     AST Wellington Management Hedged Equity
     2013.........    15    10.30 - 10.40        160         --         1.50 - 1.65      18.54 -  18.72
     2012.........    14     8.69 -  8.76        119       0.29         1.50 - 1.65       9.20 -   9.36
     2011.........    13     7.95 -  8.01        106       0.31         1.50 - 1.65      -5.02 -  -4.88
     2010.........    14     8.37 -  8.42        114       0.45         1.50 - 1.65      12.77 -  12.94
     2009.........    14     7.43 -  7.45        107       1.38         1.50 - 1.65      26.34 -  26.53

     AST Western Asset Core Plus Bond
     2013.........     1    12.09 - 12.09         13         --         1.00 - 1.00      -2.47 -  -2.47
     2012.........     1    12.39 - 12.39         13         --         1.00 - 1.00       6.78 -   6.78

Investments in the
  Alliance Bernstein Variable Product Series Fund
   Sub-Accounts:
     Alliance Bernstein VPS Growth
     2013......... 1,689    11.01 - 18.17     22,404       0.03         0.70 - 2.59      30.26 -  32.79
     2012......... 2,044     8.29 - 13.95     21,048         --         0.70 - 2.59      10.63 -  12.79
     2011......... 2,394     7.35 - 12.61     22,252         --         0.70 - 2.59      -1.64 -   0.27
     2010......... 2,946     7.33 - 12.82     27,158       0.05         0.70 - 2.59      11.82 -  13.99
     2009......... 3,442     6.43 - 11.47     28,380         --         0.70 - 2.59      29.43 -  31.94

     Alliance Bernstein VPS Growth & Income
     2013......... 3,790    18.05 - 21.21     64,269       1.16         0.70 - 2.59      31.11 -  33.65
     2012......... 4,652    13.77 - 15.87     59,852       1.36         0.70 - 2.59      14.20 -  16.42
     2011......... 5,403    12.06 - 13.63     60,388       1.14         0.70 - 2.59       3.33 -   5.33
     2010......... 6,809    11.67 - 12.94     73,511         --         0.70 - 2.59       9.88 -  12.01
     2009......... 7,866    10.62 - 11.55     76,440       3.38         0.70 - 2.59      17.23 -  19.51

     Alliance Bernstein VPS International Value
     2013......... 1,176    10.08 - 11.31     12,866       5.62         1.29 - 2.59      19.55 -  21.15
     2012......... 1,567     8.43 -  9.34     14,231       1.35         1.29 - 2.59      11.23 -  12.72
     2011......... 1,896     7.58 -  8.28     15,325       3.83         1.29 - 2.59     -21.52 - -20.48
     2010......... 2,052     9.66 - 10.42     20,934       2.49         1.29 - 2.59       1.60 -   2.95
     2009......... 2,299     9.51 - 10.12     22,857       1.01         1.29 - 2.59      30.88 -  32.63

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Alliance Bernstein Variable Product Series Fund
   Sub-Accounts (continued):
     Alliance Bernstein VPS Large Cap Growth
     2013... 1,886   $10.61 - 17.19    $20,320        -- %        0.94 - 2.59%     31.57 -  33.45%
     2012... 2,204     8.07 - 12.88     17,489       0.03         0.70 - 2.59      13.67 -  15.89
     2011... 2,470     6.96 - 11.33     17,081       0.09         0.70 - 2.59      -6.24 -  -4.42
     2010... 2,884     7.28 - 12.09     20,929       0.26         0.70 - 2.59       6.99 -   9.07
     2009... 3,398     6.68 - 11.30     22,723         --         0.70 - 2.59      33.56 -  36.15

     Alliance Bernstein VPS Small/Mid Cap Value
     2013...   647    26.47 - 30.49     18,939       0.42         1.29 - 2.59      34.07 -  35.86
     2012...   834    19.74 - 22.44     18,040       0.29         1.29 - 2.59      15.39 -  16.94
     2011... 1,022    17.11 - 19.19     18,974       0.27         1.29 - 2.59     -10.98 -  -9.80
     2010... 1,263    19.22 - 21.28     26,112       0.27         1.29 - 2.59      23.31 -  24.96
     2009... 1,511    15.59 - 17.03     25,089       0.79         1.29 - 2.59      38.96 -  40.82

     Alliance Bernstein VPS Value
     2013...    84    12.10 - 13.57      1,089       1.89         1.29 - 2.59      32.96 -  34.73
     2012...   139     9.10 - 10.08      1,352       1.78         1.29 - 2.59      12.54 -  14.05
     2011...   167     8.09 -  8.83      1,442       1.17         1.29 - 2.59      -6.26 -  -5.02
     2010...   231     8.63 -  9.30      2,098       1.78         1.29 - 2.59       8.54 -   9.98
     2009...   272     7.95 -  8.46      2,258       3.09         1.29 - 2.59      17.90 -  19.48

Investments in the
  American Century Variable Portfolios, Inc.
   Sub-Accounts:
     American Century VP Balanced
     2013...     1    20.48 - 20.48         12       1.63         1.45 - 1.45      15.74 -  15.74
     2012...     1    17.70 - 17.70         11       2.14         1.45 - 1.45      10.19 -  10.19
     2011...     1    16.06 - 16.06         10       1.95         1.45 - 1.45       3.82 -   3.82
     2010...     1    15.47 - 15.47         11       1.30         1.45 - 1.45      10.03 -  10.03
     2009...     1    14.06 - 14.06         20       5.12         1.45 - 1.45      13.82 -  13.82

     American Century VP International
     2013...    --    18.95 - 18.95          6       1.65         1.45 - 1.45      20.65 -  20.65
     2012...    <1    15.71 - 15.71          5       0.83         1.45 - 1.45      19.41 -  19.41
     2011...    <1    13.16 - 13.16          4       1.44         1.45 - 1.45     -13.31 - -13.31
     2010...    <1    15.18 - 15.18          5       4.08         1.45 - 1.45      11.66 -  11.66

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Dreyfus Socially Responsible Growth Fund, Inc.
   Sub-Account:
     Dreyfus Socially Responsible Growth Fund
     2013........    1    $  14.48 -14.97    $   20       1.25%        1.15 - 1.37%    32.52 -  32.81%
     2012........    1      10.59 - 11.27        15       0.82         1.15 - 1.59     10.20 -  10.69
     2011........    1       9.61 - 10.18        14       1.02         1.15 - 1.59     -0.69 -  -0.25
     2010........    2       8.39 - 10.21        18       0.65         1.15 - 1.60     12.98 -  13.50
     2009........    3       5.71 -  8.99        25       0.91         1.15 - 1.65     31.57 -  32.23

Investments in the
  Dreyfus Stock Index Fund
   Sub-Account:
     Dreyfus Stock Index Fund
     2013........   33      14.36 - 17.52       555       1.84          1.15 -1.85     29.59 -  30.52
     2012........   35      11.08 - 13.43       451       2.07         1.15 - 1.85     13.59 -  14.41
     2011........   39       9.76 - 11.74       442       1.88         1.15 - 1.85     -0.00 -   0.72
     2010........   42       9.76 - 11.65       472       1.80         1.15 - 1.85     12.72 -  13.53
     2009........   53       8.66 - 10.26       527       1.91         1.15 - 1.85     24.00 -  24.89

Investments in the
  Dreyfus Variable Investment Fund
   Sub-Accounts:
     VIF Growth & Income
     2013........    5      15.57 - 17.91        90       0.90         1.15 - 2.00     34.05 -  35.22
     2012........    6      11.61 - 13.25        75       1.37         1.15 - 2.00     15.71 -  16.72
     2011........    8      10.04 - 11.35        88       1.26         1.15 - 2.00     -4.73 -  -3.90
     2010........   11      10.53 - 11.81       126       1.13         1.15 - 2.00     16.24 -  17.25
     2009........   13       9.06 - 10.07       122       1.23         1.15 - 2.00     26.21 -  27.31

     VIF Money Market
     2013........   40       9.60 - 11.63       425         --         1.15 - 1.85     -1.85 -  -1.14
     2012........   47       9.78 - 11.76       506         --         1.15 - 1.85     -1.85 -  -1.15
     2011........   53       9.97 - 11.90       577       0.01         1.15 - 1.85     -1.84 -  -1.13
     2010........   65      10.16 - 12.04       703       0.01         1.15 - 1.85     -1.84 -  -1.13
     2009........   97      10.35 - 12.18     1,064       0.17         1.15 - 1.85     -1.72 -  -1.02

Investments in the
  DWS Investments Variable Series I
   Sub-Accounts:
     DWS Bond VIP A
     2013........   20      14.79 - 15.01       299       3.38         0.70 - 0.80     -3.81 -  -3.71
     2012........   23      15.37 - 15.59       365       4.45         0.70 - 0.80      6.91 -   7.02
     2011........   20      14.38 - 14.57       296       8.30         0.70 - 0.80      4.84 -   4.95
     2010........   38      13.72 - 13.88       526       4.42         0.70 - 0.80      5.94 -   6.04
     2009........   40      12.95 - 13.09       524       8.01         0.70 - 0.80      9.19 -   9.30

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  DWS Investments Variable Series I
   Sub-Accounts (continued):
     DWS Capital Growth VIP A
     2013.........   61    $ 17.85 - 18.12    $1,106       1.19%        0.70 - 0.80%     33.57 -  33.70%
     2012.........   69      13.36 - 13.55       928       0.88         0.70 - 0.80      15.12 -  15.24
     2011.........   82      11.61 - 11.76       967       0.77         0.70 - 0.80      -5.23 -  -5.14
     2010.........   95      12.25 - 12.40     1,169       0.90         0.70 - 0.80      15.77 -  15.89
     2009.........  119      10.58 - 10.70     1,268       1.26         0.70 - 0.80      25.85 -  25.98

     DWS Core Equity VIP A
     2013.........   37      16.17 - 16.42       611       1.25         0.70 - 0.80      36.23 -  36.37
     2012.........   32      11.87 - 12.04       382       1.23         0.70 - 0.80      14.89 -  15.00
     2011.........   39      10.33 - 10.47       405       1.17         0.70 - 0.80      -0.94 -  -0.84
     2010.........   40      10.43 - 10.56       419       1.66         0.70 - 0.80      13.48 -  13.60
     2009.........   51       9.19 -  9.30       472       2.02         0.70 - 0.80      33.07 -  33.21

     DWS Global Small Cap Growth VIP A
     2013.........   33      35.17 - 35.71     1,176       0.63         0.70 - 0.80      34.85 -  34.99
     2012.........   38      26.08 - 26.45     1,001       0.67         0.70 - 0.80      14.45 -  14.56
     2011.........   46      22.79 - 23.09     1,054       1.62         0.70 - 0.80     -10.62 - -10.53
     2010.........   42      25.49 - 25.81     1,091       0.43         0.70 - 0.80      25.63 -  25.75
     2009.........   54      20.29 - 20.52     1,100       1.61         0.70 - 0.80      47.02 -  47.17

     DWS International VIP A
     2013.........   22      13.31 - 13.52       290       4.65         0.70 - 0.80      19.27 -  19.39
     2012.........   29      11.16 - 11.32       324       2.13         0.70 - 0.80      19.68 -  19.80
     2011.........   31       9.33 -  9.45       289       1.84         0.70 - 0.80     -17.34 - -17.25
     2010.........   34      11.28 - 11.42       385       2.31         0.70 - 0.80       0.81 -   0.91
     2009.........   46      11.19 - 11.32       524       4.25         0.70 - 0.80      32.45 -  32.58

Investments in the
  DWS Investments Variable Series II
   Sub-Accounts:
     DWS Global Income Builder VIP A II
     2013.........   87      14.93 - 15.07     1,310       2.13         0.70 - 0.80      15.69 -  15.81
     2012.........   97      12.91 - 13.01     1,263       1.55         0.70 - 0.80      12.07 -  12.19
     2011.........  102      11.52 - 11.60     1,185       1.62         0.70 - 0.80      -2.21 -  -2.11
     2010.........  122      11.78 - 11.85     1,442       3.00         0.70 - 0.80      10.34 -  10.45
     2009.........  149      10.67 - 10.73     1,601       3.59         0.70 - 0.80      22.44 -  22.57

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  DWS Investments Variable Series II
   Sub-Accounts (continued):
     DWS Money Market VIP A II
     2013..............    16   $ 10.29 - 10.37   $   169       0.01%        0.70 - 0.80%     -0.79 - -0.69%
     2012..............    17     10.37 - 10.44       173       0.01         0.70 - 0.80      -0.79 - -0.69
     2011..............    25     10.46 - 10.51       259       0.01         0.70 - 0.80      -0.79 - -0.69
     2010..............    34     10.54 - 10.59       355       0.01         0.70 - 0.80      -0.79 - -0.69
     2009..............    56     10.62 - 10.66       596       0.45         0.70 - 0.80      -0.47 - -0.37

     DWS Small Mid Cap Growth VIP A II
     2013..............    22     17.53 - 17.69       384       0.12         0.70 - 0.80      41.64 - 41.78
     2012..............    23     12.38 - 12.47       282         --         0.70 - 0.80      13.43 - 13.55
     2011..............    30     10.91 - 10.99       324       0.52         0.70 - 0.80      -4.67 - -4.58
     2010..............    32     11.45 - 11.51       368         --         0.70 - 0.80      28.41 - 28.53
     2009..............    39      8.91 -  8.96       347         --         0.70 - 0.80      39.48 - 39.62

Investments in the
  Federated Insurance Series
   Sub-Account:
     Federated Prime Money Fund II
     2013..............   481      9.60 - 11.24     5,678         --         1.15 - 1.85      -1.85 - -1.14
     2012..............   589      9.79 - 11.37     7,077         --         1.15 - 1.85      -1.86 - -1.15
     2011..............   727      9.97 - 11.50     8,816         --         1.15 - 1.85      -1.84 - -1.14
     2010..............   917     10.16 - 11.64    11,242         --         1.15 - 1.85      -1.85 - -1.14
     2009.............. 1,287     10.35 - 11.77    15,995       0.41         1.15 - 1.85      -1.41 - -0.70

Investments in the
  Fidelity Variable Insurance Products Fund
   Sub-Accounts:
     VIP Contrafund
     2013..............   238     21.07 - 28.13     5,318       1.05         1.15 - 1.65      29.14 - 29.79
     2012..............   263     14.25 - 21.67     4,535       1.29         1.15 - 1.65       0.03 - 15.08
     2011..............   322     14.25 - 18.83     4,845       0.92         1.15 - 1.65      -3.64 -  9.76
     2010..............   417     14.86 - 19.54     6,552       1.11         1.15 - 1.65      15.30 - 15.88
     2009..............   526     12.89 - 16.86     7,153       1.28         1.15 - 1.65      33.49 - 34.16

     VIP Equity-Income
     2013..............    44     16.27 - 19.67       813       2.40         1.15 - 1.65      26.05 - 26.68
     2012..............    54     12.90 - 15.53       784       2.81         1.15 - 1.65      15.38 - 15.96
     2011..............    73     11.18 - 13.39       920       2.38         1.15 - 1.65      -0.68 - -0.18
     2010..............    86     11.26 - 13.42     1,087       1.64         1.15 - 1.65      13.27 - 13.83
     2009..............   109      9.94 - 11.79     1,225       2.22         1.15 - 1.65      28.08 - 28.72

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable Insurance Products Fund
   Sub-Accounts (continued):
     VIP Growth
     2013............  261    $13.10 - 17.26     $3,578       0.28%        1.15 - 1.65%     34.11 -  34.78%
     2012............  281      9.77 - 12.81      2,865       0.60         1.15 - 1.65      12.81 -  13.37
     2011............  321      8.66 - 11.30      2,909       0.35         1.15 - 1.65      -0.94 -  27.74
     2010............  384      8.79 - 11.40      3,521       0.25         1.15 - 1.65      22.14 -  22.75
     2009............  460      7.19 -  9.29      3,486       0.41         1.15 - 1.65      26.19 -  26.82

     VIP High Income
     2013............   43     15.51 - 17.04        674       5.29         1.15 - 1.65       4.21 -   4.74
     2012............   54     14.88 - 16.27        809       5.02         1.15 - 1.65      12.35 -  12.92
     2011............   77     13.24 - 14.41      1,015       6.20         1.15 - 1.65       2.33 -   2.84
     2010............   98     12.94 - 14.01      1,259       7.33         1.15 - 1.65      11.96 -  12.52
     2009............  115     11.56 - 12.45      1,314       7.37         1.15 - 1.65      41.60 -  42.31

     VIP Index 500
     2013............  309     14.03 - 14.31      4,399       1.85         1.15 - 1.65      30.08 -  30.73
     2012............  350     10.73 - 11.00      3,821       2.01         1.15 - 1.65      14.01 -  14.59
     2011............  421      9.36 -  9.65      4,029       1.77         1.15 - 1.65       0.87 -  13.09
     2010............  536      9.28 -  9.61      5,108       1.80         1.15 - 1.65      13.14 -  13.71
     2009............  622      8.16 -  8.49      5,253       2.40         1.15 - 1.65      24.53 -  25.16

     VIP Investment Grade Bond
     2013............   64     18.01 - 18.53      1,186       2.26         1.25 - 1.45      -3.19 -  -3.00
     2012............   71     18.60 - 19.10      1,354       2.18         1.25 - 1.45       4.58 -   6.99
     2011............   83     17.38 - 18.27      1,515       2.74         1.25 - 1.65       5.58 -   6.00
     2010............  121     16.46 - 17.23      2,071       3.33         1.25 - 1.65       6.04 -   6.47
     2009............  147     15.53 - 16.19      2,376       8.84         1.25 - 1.65      13.83 -  14.29

     VIP Overseas
     2013............   80     12.78 - 14.78      1,155       1.30         1.15 - 1.65      28.30 -  28.95
     2012............   84      9.67 -  9.91        946       1.90         1.15 - 1.65      18.76 -  19.36
     2011............   99      8.15 -  8.30        935       1.29         1.15 - 1.65     -18.52 - -18.11
     2010............  128     10.14 - 11.91      1,479       1.30         1.15 - 1.65      11.82 -  32.53
     2009............  143      8.98 -  9.07      1,486       1.93         1.15 - 1.65      24.46 -  25.08

Investments in the
  Fidelity Variable Insurance Products Fund (Service Class 2)
   Sub-Accounts:
     VIP Asset Manager Growth (Service Class 2)
     2013............    1     14.49 - 14.49         13       0.24         1.60 - 1.60      20.14 -  20.14
     2012............    5     12.06 - 12.43         56       1.17         1.35 - 1.60      13.27 -  13.56
     2011............    5     10.65 - 10.94         49       1.02         1.35 - 1.60      -7.95 -  -7.72
     2010............    8     11.57 - 11.86         95       0.77         1.35 - 1.60      14.17 -  14.46
     2009............    9     10.14 - 10.36         88       1.57         1.35 - 1.60      30.29 -  30.62

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                         AT DECEMBER 31,                         FOR THE YEAR ENDED DECEMBER 31,
               ---------------------------------------- ------------------------------------------------
                          ACCUMULATION                                     EXPENSE            TOTAL
               UNITS       UNIT VALUE       NET ASSETS   INVESTMENT        RATIO**          RETURN***
               (000S)   LOWEST TO HIGHEST     (000S)    INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------   -----------------   ----------  ------------- ----------------- -----------------
Investments in the
  Fidelity Variable Insurance Products Fund (Service Class 2)
   Sub-Accounts (continued):
     VIP Contrafund (Service Class 2)
     2013..... 3,152     $14.79 - 16.80      $50,943        0.76%        1.29 - 2.59%    27.56 -  29.26%
     2012..... 4,188      11.44 - 13.17       52,723        1.06         1.29 - 2.59     13.13 -  14.64
     2011..... 5,398       9.98 - 11.64       58,993        0.72         1.29 - 2.59     -4.04 -  19.05
     2010..... 6,781      10.40 - 12.29       77,662        0.94         1.29 - 2.59     13.90 -  15.42
     2009..... 7,788       9.01 - 10.79       77,547        1.12         1.29 - 2.59     31.96 -  33.72

     VIP Equity-Income (Service Class 2)
     2013.....    41      15.72 - 16.47          640        2.11         1.35 - 2.00     25.27 -  26.10
     2012.....    54      12.47 - 13.15          662        2.79         1.35 - 2.00     14.71 -  15.47
     2011.....    65      10.80 - 11.46          691        2.08         1.35 - 2.00     -1.35 -  -0.70
     2010.....    84      10.87 - 11.62          908        1.42         1.35 - 2.00     12.62 -  13.37
     2009.....   106       9.59 - 10.32        1,018        1.75         1.35 - 2.00     27.29 -  28.13

     VIP Freedom 2010 Portfolio (Service Class 2)
     2013.....   438      12.36 - 13.63        5,815        1.20         1.29 - 2.54     10.32 -  11.74
     2012.....   659      11.20 - 12.19        7,849        1.60         1.29 - 2.54      8.74 -  10.14
     2011.....   804      10.30 - 11.07        8,729        1.84         1.29 - 2.54     -2.95 -  -1.71
     2010.....   834      10.61 - 11.26        9,258        1.83         1.29 - 2.54      9.69 -  11.09
     2009.....   969       9.67 - 10.14        9,706        3.65         1.29 - 2.54     20.81 -  22.36

     VIP Freedom 2020 Portfolio (Service Class 2)
     2013.....   397      12.45 - 13.46        5,203        1.42         1.29 - 2.29     12.99 -  14.14
     2012.....   499      11.02 - 11.79        5,753        1.70         1.29 - 2.29     10.48 -  11.61
     2011.....   595       9.97 - 10.57        6,166        1.86         1.29 - 2.29     -3.50 -  -2.51
     2010.....   671      10.33 - 10.84        7,168        1.83         1.29 - 2.29     11.71 -  12.85
     2009.....   775       9.25 -  9.60        7,366        3.23         1.29 - 2.29     25.60 -  26.89

     VIP Freedom 2030 Portfolio (Service Class 2)
     2013.....   197      13.01 - 13.63        2,623        1.45         1.29 - 1.89     19.11 -  19.84
     2012.....   219      10.92 - 11.37        2,448        1.98         1.29 - 1.89     13.00 -  13.69
     2011.....   220       9.66 - 10.00        2,169        1.47         1.29 - 1.89     -4.66 -  -4.08
     2010.....   346      10.14 - 10.43        3,560        1.84         1.29 - 1.89     13.70 -  14.40
     2009.....   318       8.85 -  9.12        2,867        2.12         1.29 - 2.09     28.44 -  29.49

     VIP Freedom Income Portfolio (Service Class 2)
     2013.....   152      11.64 - 12.48        1,856        1.09         1.29 - 2.19      2.90 -   3.85
     2012.....   207      11.31 - 12.02        2,445        1.06         1.29 - 2.19      4.53 -   4.88
     2011.....   281      10.82 - 11.46        3,164        1.61         1.29 - 2.29     -0.93 -   0.08
     2010.....   285      10.92 - 11.45        3,213        1.52         1.29 - 2.29      4.80 -   5.87
     2009.....   345      10.42 - 10.82        3,692        3.70         1.29 - 2.29     12.01 -  13.16

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable Insurance Products Fund (Service Class 2)
   Sub-Accounts (continued):
     VIP Growth (Service Class 2)
     2013...    11   $12.19 - 13.00    $   145       0.05%        1.35 - 1.85%    33.49 -  34.17%
     2012...    12     9.13 -  9.69        117       0.35         1.35 - 1.85     12.28 -  12.85
     2011...    14     8.13 -  8.58        120       0.10         1.35 - 1.85     -1.88 -  -1.38
     2010...    27     8.29 -  8.70        235       0.03         1.35 - 1.85     21.57 -  22.19
     2009...    35     6.82 -  7.12        250       0.15         1.35 - 1.85     25.60 -  26.24

     VIP Growth & Income (Service Class 2)
     2013...   761    15.22 - 17.07     12,624       1.61         1.29 - 2.59     29.80 -  31.53
     2012...   906    11.72 - 12.98     11,479       2.01         1.29 - 2.59     15.18 -  16.72
     2011... 1,028    10.18 - 11.12     11,194       1.76         1.29 - 2.59     -1.26 -   0.05
     2010...   903    10.31 - 11.11      9,825       0.45         1.29 - 2.59     11.58 -  13.07
     2009... 1,061     9.24 -  9.83     10,243       0.84         1.29 - 2.59     23.73 -  25.38

     VIP Growth Stock (Service Class 2)
     2013...    95    15.22 - 16.65      1,546       0.31         1.29 - 2.44     29.99 -  32.88
     2012...    92    11.71 - 12.53      1,128       0.58         1.29 - 2.29     15.46 -  16.65
     2011...   125    10.14 - 10.74      1,315         --         1.29 - 2.29     -1.85 -  -0.84
     2010...   233    10.33 - 10.83      2,481         --         1.29 - 2.29     17.03 -  18.22
     2009...   176     8.83 -  9.16      1,594       0.05         1.29 - 2.29     41.12 -  42.56

     VIP High Income (Service Class 2)
     2013...   307    14.84 - 16.43      4,993       5.35         1.29 - 2.44      3.12 -   4.33
     2012...   365    14.39 - 15.75      5,701       5.34         1.29 - 2.44     11.18 -  12.50
     2011...   466    12.95 - 14.00      6,476       6.41         1.29 - 2.44      1.19 -   2.38
     2010...   561    12.79 - 13.67      7,633       7.13         1.29 - 2.44     10.90 -  12.21
     2009...   669    11.54 - 12.19      8,136       7.88         1.29 - 2.44     39.97 -  41.61

     VIP Index 500 (Service Class 2)
     2013...   644    13.46 - 14.73      9,263       1.82         1.29 - 2.44     28.69 -  30.21
     2012...   598    10.46 - 11.31      6,649       1.86         1.29 - 2.44     12.80 -  14.14
     2011...   684     9.27 -  9.91      6,687       1.70         1.29 - 2.44     -0.69 -   0.47
     2010...   757     9.34 -  9.86      7,385       1.58         1.29 - 2.44     11.93 -  13.25
     2009...   873     8.34 -  8.71      7,544       2.27         1.29 - 2.44     23.22 -  24.67

     VIP Investment Grade Bond (Service Class 2)
     2013...    <1    14.64 - 14.64          2       2.40         1.50 - 1.50     -3.54 -  -3.54
     2012...    <1    15.18 - 15.18          2       2.19         1.50 - 1.50      4.02 -   4.02
     2011...    <1    14.59 - 14.59          1       3.10         1.50 - 1.50      5.43 -   5.43
     2010...    <1    13.84 - 13.84          1       3.47         1.50 - 1.50      5.93 -   5.93
     2009...    <1    13.06 - 13.06          1       9.98         1.50 - 1.50     13.74 -  13.74

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable Insurance Products Fund (Service Class 2)
   Sub-Accounts (continued):
     VIP Mid Cap (Service Class 2)
     2013.........   869   $15.70 - 19.29    $15,307       0.26%        1.29 - 2.44%     34.12 -  34.13%
     2012......... 1,098    11.70 - 14.38     14,508       0.37         1.29 - 2.59      11.59 -  13.08
     2011......... 1,353    10.35 - 12.89     15,901       0.02         1.29 - 2.59     -12.00 -  16.59
     2010......... 1,728    11.76 - 14.84     23,239       0.12         1.29 - 2.59      25.25 -  26.91
     2009......... 1,917     9.27 - 11.85     20,438       0.44         1.29 - 2.59      36.13 -  37.95

     VIP Money Market (Service Class 2)
     2013.........   961     9.16 -  9.52      9,439       0.01         1.25 - 2.59      -2.58 -  -1.23
     2012......... 1,363     9.40 -  9.64     13,578       0.01         1.25 - 2.59      -2.59 -  -1.24
     2011......... 1,590     9.65 -  9.76     16,085       0.01         1.25 - 2.59      -2.57 -  -1.23
     2010......... 1,777     9.88 -  9.90     18,304       0.01         1.25 - 2.59      -2.52 -  -1.17
     2009......... 2,328    10.00 - 10.16     24,330       0.50         1.25 - 2.59      -2.13 -  -0.04

     VIP Overseas (Service Class 2)
     2013.........     3    13.98 - 14.91         41       1.10         1.35 - 1.85      27.76 -  28.41
     2012.........     3    10.95 - 11.61         33       1.65         1.35 - 1.85      18.15 -  18.75
     2011.........     3     9.26 -  9.78         32       1.02         1.35 - 1.85     -18.87 - -18.45
     2010.........     4    11.42 - 11.99         55       0.77         1.35 - 1.85      10.74 -  11.31
     2009.........     9    10.31 - 10.78         98       1.36         1.35 - 1.85      23.89 -  24.52

Investments in the
  Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts:
     Franklin Flex Cap Growth Securities
     2013.........   140    15.71 - 17.32      2,339         --         1.29 - 2.39      35.71 -  36.33
     2012.........   211    11.53 - 12.76      2,621         --         1.29 - 2.59       6.43 -   7.85
     2011.........   277    10.83 - 11.83      3,204         --         1.29 - 2.59      -7.26 -  -6.03
     2010.........   344    11.68 - 12.59      4,240         --         1.29 - 2.59      13.19 -  14.70
     2009.........   397    10.32 - 10.98      4,282         --         1.29 - 2.59      29.53 -  31.25

     Franklin Growth and Income Securities
     2013......... 1,486    18.54 - 21.73     31,193       2.61         1.29 - 2.69      26.12 -  27.93
     2012......... 1,922    14.70 - 16.99     31,623       2.92         1.29 - 2.69       9.21 -  10.78
     2011......... 2,360    13.46 - 15.33     35,184       3.65         1.29 - 2.69      -0.34 -   1.09
     2010......... 3,006    13.51 - 15.17     44,508       3.52         1.29 - 2.69      13.54 -  15.17
     2009......... 3,531    11.89 - 13.17     45,548       4.62         1.29 - 2.69      23.15 -  24.92

     Franklin High Income Securities
     2013.........   595    15.71 - 17.89     10,280       7.20         1.28 - 2.59       5.04 -   6.46
     2012.........   692    14.95 - 16.80     11,252       7.10         1.28 - 2.59      12.56 -  14.09
     2011.........   747    13.29 - 14.73     10,675       6.20         1.28 - 2.59       1.86 -   3.23
     2010.........   893    13.04 - 14.26     12,422       6.47         1.28 - 2.59      10.33 -  11.82
     2009.........   908    11.82 - 12.76     11,343       6.81         1.28 - 2.59      39.00 -  40.88

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                         AT DECEMBER 31,                         FOR THE YEAR ENDED DECEMBER 31,
               ---------------------------------------- ------------------------------------------------
                          ACCUMULATION                                     EXPENSE            TOTAL
               UNITS       UNIT VALUE       NET ASSETS   INVESTMENT        RATIO**          RETURN***
               (000S)   LOWEST TO HIGHEST     (000S)    INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------   -----------------   ----------  ------------- ----------------- -----------------
Investments in the
  Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts (continued):
     Franklin Income Securities
     2013.....  7,996    $15.52 - 17.67      $137,214       6.35%        1.28 - 2.59%     10.99 - 12.49%
     2012.....  9,738     13.98 - 15.71       149,063       6.56         1.28 - 2.59       9.73 - 11.22
     2011..... 11,831     12.74 - 14.13       163,349       5.78         1.28 - 2.59      -0.26 -  1.08
     2010..... 14,345     12.78 - 13.97       196,462       6.57         1.28 - 2.59       9.76 - 11.24
     2009..... 16,850     11.64 - 12.56       207,946       7.91         1.28 - 2.59      32.09 - 33.87

     Franklin Large Cap Growth Securities
     2013.....  2,324     13.38 - 15.06        34,052       1.07         1.29 - 2.54      25.37 - 26.98
     2012.....  3,073     10.67 - 11.86        35,616       0.84         1.29 - 2.54       9.51 - 10.92
     2011.....  3,694      9.75 - 10.69        38,730       0.66         1.29 - 2.54      -4.00 - -2.77
     2010.....  4,420     10.19 - 10.99        47,797       0.79         1.29 - 2.49       8.81 - 10.15
     2009.....  5,184      9.36 -  9.98        51,013       1.35         1.29 - 2.49      26.50 - 28.06

     Franklin Small Cap Value Securities
     2013.....  1,109     20.16 - 29.05        33,819       1.33         1.28 - 2.69      32.58 - 34.51
     2012.....  1,414     14.99 - 21.91        32,367       0.79         1.28 - 2.69      15.20 - 16.88
     2011.....  1,731     12.82 - 19.02        34,175       0.69         1.28 - 2.69      -6.34 - -4.98
     2010.....  2,038     13.49 - 20.31        42,888       0.72         1.28 - 2.69      24.78 - 26.59
     2009.....  2,387     10.66 - 16.28        40,027       1.60         1.28 - 2.69      25.68 - 27.51

     Franklin Small Mid-Cap Growth Securities
     2013.....     45     26.43 - 32.50         1,155         --         1.15 - 2.34      34.92 - 36.58
     2012.....     78     19.59 - 23.80         1,559         --         1.15 - 2.34       8.25 -  9.58
     2011.....     89     18.09 - 21.72         1,618         --         1.15 - 2.34      -7.16 - -5.92
     2010.....    125     19.47 - 23.08         2,427         --         1.15 - 2.34      24.50 - 26.17
     2009.....    151     15.62 - 18.29         2,308         --         1.15 - 2.34      40.22 - 41.93

     Franklin U.S. Government
     2013.....  1,541     11.11 - 12.76        19,112       2.81         1.29 - 2.69      -4.87 - -3.50
     2012.....  2,156     11.68 - 13.22        27,760       2.75         1.29 - 2.69      -0.86 -  0.57
     2011.....  2,352     11.78 - 13.15        30,171       3.05         1.29 - 2.69       2.85 -  4.32
     2010.....  2,990     11.46 - 12.60        36,872       3.27         1.29 - 2.69       2.45 -  3.93
     2009.....  3,519     11.18 - 12.13        41,848       3.63         1.29 - 2.69       0.32 -  1.76

     Mutual Global Discovery Securities
     2013.....  1,099     14.12 - 15.64        17,621       2.10         1.29 - 2.59      23.89 - 25.97
     2012.....  1,257     11.40 - 12.41        16,188       2.51         1.29 - 2.54      10.47 - 11.89
     2011.....  1,644     10.32 - 11.09        19,043       2.18         1.29 - 2.54      -5.42 - -4.21
     2010.....  2,064     10.91 - 11.58        25,013       1.26         1.29 - 2.54       9.12 - 10.51
     2009.....  2,263      9.98 - 10.48        24,825       1.11         1.29 - 2.59      20.12 - 21.73

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts (continued):
     Mutual Shares Securities
     2013......... 3,925   $ 18.64 - 27.99   $ 75,874       2.03%       1.15 - 2.69%     24.81 -  26.79%
     2012......... 5,070     14.94 - 22.07     77,900       2.02        1.15 - 2.69      11.16 -  12.93
     2011......... 6,198     13.44 - 19.54     84,958       2.24        1.15 - 2.69      -3.70 -  -2.17
     2010......... 7,794     13.95 - 19.98    109,831       1.53        1.15 - 2.69       8.21 -   9.92
     2009......... 9,119     12.90 - 18.17    117,555       1.83        1.15 - 2.69      22.66 -  24.61

     Templeton Developing Markets Securities
     2013.........   429     23.46 - 30.89     14,605       1.95        1.15 - 2.49      -3.39 -  -2.20
     2012.........   528     31.98 - 36.19     18,473       1.38        1.29 - 2.49      10.34 -  11.70
     2011.........   673     28.98 - 32.40     21,178       0.95        1.29 - 2.49     -17.95 - -16.94
     2010.........   793     35.32 - 39.01     30,100       1.55        1.29 - 2.49      14.66 -  16.07
     2009.........   910     30.81 - 33.61     29,859       4.09        1.29 - 2.49      68.30 -  70.37

     Templeton Foreign Securities
     2013......... 4,142     17.84 - 21.60     86,941       2.39        1.15 - 2.69      19.66 -  21.56
     2012......... 5,152     14.68 - 18.05     89,891       2.99        1.15 - 2.69      15.05 -  16.88
     2011......... 6,285     12.56 - 15.69     94,495       1.75        1.15 - 2.69     -13.04 - -11.65
     2010......... 7,286     14.21 - 18.04    124,837       1.81        1.15 - 2.69       5.49 -   7.17
     2009......... 8,365     13.26 - 17.10    134,982       3.25        1.15 - 2.69      33.36 -  35.48

     Templeton Global Bond Securities
     2013.........    59     23.79 - 34.63      1,667       4.56        1.15 - 2.24      -0.65 -   0.47
     2012.........    70     23.95 - 34.47      1,971       6.11        1.15 - 2.24      12.48 -  13.75
     2011.........    92     21.29 - 30.30      2,250       5.54        1.15 - 2.24      -3.11 -  -2.00
     2010.........   113     21.69 - 30.92      2,772       1.44        1.15 - 2.69      11.68 -  13.14
     2009.........   131     19.42 - 27.33      2,855      13.65        1.15 - 2.39      15.85 -  17.33

     Templeton Growth Securities
     2013.........    50     15.70 - 23.44      1,111       2.63        1.15 - 1.85      28.40 -  29.33
     2012.........    56     12.23 - 18.13        949       2.20        1.15 - 1.85      18.82 -  19.68
     2011.........    69     10.29 - 15.15        994       1.34        1.15 - 1.85      -8.69 -  -8.04
     2010.........    85     11.27 - 16.47      1,320       1.28        1.15 - 1.85       5.41 -   6.17
     2009.........   106     10.69 - 15.51      1,542       2.84        1.15 - 1.85      28.68 -  29.60

Investments in the
  Goldman Sachs Variable Insurance Trust
   Sub-Accounts:
     VIT Large Cap Value
     2013.........   264     13.40 - 15.04      3,836       1.14        1.29 - 2.59      29.78 -  31.51
     2012.........   367     10.33 - 11.43      4,086       1.37        1.29 - 2.59      16.04 -  17.59
     2011.........   442      8.90 -  9.72      4,186       1.20        1.29 - 2.59      -9.45 -  -8.25
     2010.........   504      9.83 - 10.60      5,230       0.73        1.29 - 2.59       8.32 -   9.76
     2009.........   617      9.07 -  9.65      5,856       1.74        1.29 - 2.59      15.25 -  16.79

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                         AT DECEMBER 31,                      FOR THE YEAR ENDED DECEMBER 31,
               ------------------------------------- ------------------------------------------------
                         ACCUMULATION                                   EXPENSE            TOTAL
               UNITS      UNIT VALUE      NET ASSETS  INVESTMENT        RATIO**          RETURN***
               (000S)  LOWEST TO HIGHEST    (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------  -----------------  ---------- ------------- ----------------- -----------------
Investments in the
  Goldman Sachs Variable Insurance Trust
   Sub-Accounts (continued):
     VIT Mid Cap Value
     2013.....   192    $ 17.26 - 19.03    $ 3,553       0.76%        1.29 - 2.39%     31.18 -  31.78%
     2012.....   271      13.10 - 14.50      3,850       1.09         1.29 - 2.59      15.39 -  16.94
     2011.....   352      11.35 - 12.40      4,298       0.74         1.29 - 2.59      -8.80 -  -7.58
     2010.....   405      12.45 - 13.42      5,352       0.63         1.29 - 2.59      21.77 -  23.39
     2009.....   485      10.22 - 10.88      5,208       1.72         1.29 - 2.59      29.70 -  31.43

     VIT Strategic Growth
     2013.....     1      11.20 - 17.36         21       0.41         1.15 - 1.65      30.25 -  30.91
     2012.....     1       8.60 - 13.26         16       0.68         1.15 - 1.65      17.92 -  18.51
     2011.....     2       7.29 - 11.19         16       0.46         1.15 - 1.65      -4.21 -  -3.73
     2010.....     2       7.61 - 11.63         17       0.29         1.15 - 1.65       8.93 -   9.47
     2009.....     4       6.99 - 10.62         31       0.47         1.15 - 1.65      45.33 -  46.06

     VIT Strategic International Equity
     2013.....    --      10.53 - 10.53         --         --         1.65 - 1.65      22.17 -  22.17
     2012.....    <1       8.62 -  8.62          3       2.21         1.65 - 1.65      19.25 -  19.25
     2011.....    <1       7.23 -  7.23          2       3.52         1.65 - 1.65     -16.44 - -16.44
     2010.....    <1       8.65 -  8.65          3       1.44         1.65 - 1.65       8.56 -   8.56
     2009.....    <1       7.97 - 11.22          3       1.73         1.15 - 1.65      26.58 -  27.21

     VIT Structured Small Cap Equity
     2013.....   549      14.46 - 27.15      8,757       0.93         1.15 - 2.59      32.11 -  34.07
     2012.....   707      10.94 - 20.25      8,438       1.12         1.15 - 2.59       9.90 -  11.54
     2011.....   863       9.96 - 18.16      9,268       0.78         1.15 - 2.59      -1.93 -  -0.47
     2010..... 1,062      10.15 - 18.24     11,508       0.52         1.15 - 2.59      26.75 -  28.63
     2009..... 1,338       8.01 - 14.18     11,301       1.09         1.15 - 2.59      24.37 -  26.21

     VIT Structured U.S. Equity
     2013.....   375      14.21 - 15.95      5,793       1.04         1.29 - 2.59      33.96 -  35.75
     2012.....   541      10.61 - 11.75      6,183       1.73         1.29 - 2.59      11.49 -  12.98
     2011.....   645       9.52 - 10.40      6,544       1.65         1.29 - 2.59       1.36 -   2.71
     2010.....   799       9.39 - 10.12      7,921       1.40         1.29 - 2.59       9.92 -  11.39
     2009.....   945       8.54 -  9.09      8,434       1.96         1.29 - 2.59      18.01 -  19.58

Investments in the
  Invesco Investment Services
   Sub-Accounts:
     Invesco V.I. American Franchise (h)
     2013..... 6,845      10.12 - 15.68     93,981       0.42         0.70 - 2.30      36.95 -  39.16
     2012..... 7,873       7.28 - 11.45     78,332         --         0.70 - 2.30      11.14 -  12.94
     2011..... 2,954       6.44 - 10.30     26,873         --         0.70 - 2.30      -8.31 -  -6.83
     2010..... 2,775       6.91 - 11.23     25,826         --         0.70 - 2.30      17.12 -  19.01
     2009..... 3,339       5.81 -  9.59     26,376       0.11         0.70 - 2.30      62.30 -  64.91

(h) Previously known as Invesco Van Kampen V.I. American Franchise

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services
   Sub-Accounts (continued):
     Invesco V.I. American Value (i)
     2013........ 2,294   $ 20.38 - 27.72   $ 49,879      0.65%        0.70 - 2.69%    30.66 -  33.33%
     2012........ 2,761     15.60 - 20.79     45,487      0.70         0.70 - 2.69     14.14 -  16.49
     2011........ 3,356     13.67 - 17.85     47,938      0.66         0.70 - 2.69     -1.79 -   0.22
     2010........ 4,243     13.92 - 17.81     61,101      0.91         0.70 - 2.69     18.96 -  21.39
     2009........ 5,038     11.70 - 14.67     60,411      1.21         0.70 - 2.69     35.46 -  38.24

     Invesco V.I. Comstock (j)
     2013........ 1,699     17.61 - 21.03     32,923      1.63         0.70 - 2.30     32.88 -  35.03
     2012........ 2,038     13.25 - 15.58     29,458      1.69         0.70 - 2.30     16.52 -  18.40
     2011........ 2,480     11.37 - 13.16     30,516      1.65         0.70 - 2.30     -4.07 -  -2.52
     2010........ 3,006     11.86 - 13.50     38,273      0.13         0.70 - 2.30     13.34 -  15.17
     2009........ 3,622     10.46 - 11.72     40,418      4.52         0.70 - 2.30     25.85 -  27.88

     Invesco V.I. Core Equity
     2013........ 4,780     14.40 - 16.15     90,978      1.39         0.70 - 2.20     26.44 -  28.35
     2012........ 5,459     11.39 - 12.59     81,396      0.97         0.70 - 2.20     11.40 -  13.09
     2011........ 6,319     10.22 - 11.13     83,568      0.94         0.70 - 2.20     -2.23 -  -0.76
     2010........ 7,679     10.46 - 11.22    102,270      0.92         0.70 - 2.20      7.17 -   8.79
     2009........ 9,116      9.76 - 10.31    112,600      1.70         0.70 - 2.20     25.51 -  27.40

     Invesco V.I. Diversified Dividend
     2013........ 3,919     14.44 - 18.26    157,003      2.28         0.70 - 2.05     28.38 -  30.12
     2012........ 4,565     11.25 - 14.03    141,411      2.02         0.70 - 2.05     16.31 -  17.90
     2011........ 5,321      9.67 - 11.90    140,368      1.74         0.70 - 2.05     -1.83 -  -0.49
     2010........ 6,213      9.85 - 11.96    166,267      1.75         0.70 - 2.05      8.24 -   9.71
     2009........ 7,306      9.10 - 10.90    178,672      1.84         0.70 - 2.05     21.78 -  23.44

     Invesco V.I. Diversified Income
     2013........   624     12.64 - 13.42      8,506      4.53         1.10 - 1.85     -1.80 -  -1.04
     2012........   731     12.88 - 13.57     10,091      4.66         1.10 - 1.85      8.66 -   9.50
     2011........   775     11.85 - 12.39      9,818      5.44         1.10 - 1.85      5.05 -   5.85
     2010........   831     11.28 - 11.70     10,007      5.69         1.10 - 1.85      8.01 -   8.84
     2009........ 1,012     10.44 - 10.75     11,196      9.96         1.10 - 1.85      9.02 -   9.86

     Invesco V.I. Equity and Income (k)
     2013........ 1,670     18.28 - 21.92     28,119      1.59         0.70 - 1.98     23.77 -  24.31
     2012........ 1,888     14.77 - 17.64     25,806      1.87         0.70 - 2.05     10.29 -  11.79
     2011 (au)... 2,160     13.39 - 15.78     26,442      0.60         0.70 - 2.05     -9.19 -  -8.36

(i)Previously known as Invesco Van Kampen V.I. American Value
(j)Previously known as Invesco Van Kampen V.I. Comstock
(k)Previously known as Invesco Van Kampen V.I. Equity and Income
(au)For the period beginning April 29, 2011 and ended December 31, 2011

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                           AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                 ----------------------------------- ------------------------------------------------
                          ACCUMULATION                                  EXPENSE            TOTAL
                 UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                 (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                 ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services
   Sub-Accounts (continued):
     Invesco V.I. Global Core Equity
     2013....... 1,754   $ 13.06 - 16.06   $38,615        1.91%       0.70 - 2.05%     20.02 -  21.65%
     2012....... 2,028     10.88 - 13.20    36,934        2.45        0.70 - 2.05      11.44 -  12.95
     2011....... 2,401      9.76 - 11.69    39,167          --        0.70 - 2.05     -18.36 - -11.58
     2010.......     2     10.04 - 10.54        21        1.85        1.35 - 1.85       8.90 -   9.45
     2009.......     2      9.22 -  9.63        19        5.28        1.35 - 1.85      13.85 -  14.43

     Invesco V.I. Government Securities
     2013.......   625     14.76 - 16.55     9,973        3.43        1.10 - 1.70      -4.26 -  -3.69
     2012.......   745     15.42 - 17.18    12,302        3.05        1.10 - 1.70       0.74 -   1.35
     2011.......   829     15.30 - 16.95    13,545        3.33        1.10 - 1.70       6.10 -   6.73
     2010.......   923     14.42 - 15.88    14,330        4.73        1.10 - 1.70       3.63 -   4.25
     2009....... 1,137     13.92 - 15.24    16,970        4.25        1.10 - 1.70      -1.70 -  -1.11

     Invesco V.I. High Yield (l)
     2013 (m)...   993      9.73 - 11.74    17,193        7.49        0.70 - 1.98       5.03 -   5.84
     2012.......   429     15.63 - 18.06     6,535        4.87        1.10 - 1.85      15.00 -  15.89
     2011.......   460     13.49 - 15.70     6,091        7.12        1.10 - 1.85      -0.90 -  -0.14
     2010.......   517     13.51 - 15.85     6,884        9.49        1.10 - 1.85      11.47 -  12.33
     2009.......   614     12.02 - 14.22     7,295        8.24        1.10 - 1.85      49.96 -  51.12

     Invesco V.I. High Yield Securities (l)
     2013 (n)...    --        N/A -  N/A        --       16.91        0.70 - 1.98       3.41 -   3.83
     2012.......   797      9.17 - 11.22    13,624        7.37        0.70 - 1.98      16.52 -  18.03
     2011.......   860      7.77 -  9.63    12,595        8.05        0.70 - 1.98      -0.01 -   1.28
     2010....... 1,029      7.67 -  9.63    14,876        8.11        0.70 - 1.98       8.06 -   9.45
     2009....... 1,184      7.01 -  8.91    15,689        8.04        0.70 - 1.98      41.73 -  43.55

     Invesco V.I. International Growth
     2013....... 1,126     14.11 - 19.55    23,317        1.19        1.10 - 1.70      17.01 -  17.71
     2012....... 1,246     12.06 - 16.61    22,031        1.43        1.10 - 1.70      13.58 -  14.27
     2011....... 1,441     10.62 - 14.54    22,402        1.66        1.10 - 1.70      -8.31 -  -7.76
     2010....... 1,664     11.58 - 15.76    28,061        2.11        1.10 - 1.70      10.96 -  11.63
     2009....... 1,989     10.43 - 14.12    30,189        1.41        1.10 - 1.70      32.96 -  33.76

     Invesco V.I. Mid Cap Core Equity
     2013.......   585     16.48 - 23.92    12,044        0.71        1.10 - 2.20      26.01 -  27.41
     2012.......   659     13.08 - 18.77    10,748        0.06        1.10 - 2.20       8.53 -   9.74
     2011.......   781     12.05 - 17.11    11,587        0.29        1.10 - 2.20      -8.41 -  -7.40
     2010.......   945     13.15 - 18.47    15,213        0.52        1.10 - 2.20      11.63 -  12.87
     2009....... 1,019     11.78 - 16.37    14,730        1.26        1.10 - 2.20      27.38 -  28.79

(l) On April 26, 2013, Invesco V.I. High Yield Securities merged into Invesco V.I. High Yield
(m) For the period beginning April 26, 2013 and ended December 31, 2013
(n) For the period beginning January 1, 2013 and ended April 26, 2013

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services
   Sub-Accounts (continued):
     Invesco V.I. Mid Cap Growth (o)
     2013........   391   $ 16.44 - 24.21   $ 8,533       0.42%        1.10 - 1.70%    34.71 -  35.52%
     2012 (at)...   429     12.20 - 17.86     6,892         --         1.10 - 1.70     -2.85 -  -2.45

     Invesco V.I. Money Market
     2013........   718      9.99 - 11.67     8,195       0.03         1.10 - 1.70     -1.65 -  -1.06
     2012........   904     10.16 - 11.80    10,400       0.03         1.10 - 1.70     -1.66 -  -1.07
     2011........ 1,111     10.33 - 11.93    12,939       0.05         1.10 - 1.70     -1.63 -  -1.04
     2010........ 1,254     10.50 - 12.05    14,866       0.18         1.10 - 1.70     -1.51 -  -0.92
     2009........ 1,450     10.66 - 12.16    17,303       0.12         1.10 - 1.70     -1.58 -  -0.99

     Invesco V.I. S&P 500 Index
     2013........ 2,066     13.28 - 15.04    33,532       2.03         0.70 - 2.05     29.23 -  30.99
     2012........ 2,391     10.27 - 11.48    29,851       2.07         0.70 - 2.05     13.31 -  14.85
     2011........ 2,722      9.07 - 10.00    29,967       1.94         0.70 - 2.05     -0.21 -   1.14
     2010........ 3,123      9.09 -  9.89    34,211       1.91         0.70 - 2.05     12.54 -  14.07
     2009........ 3,670      8.07 -  8.67    35,552       2.69         0.70 - 2.05     23.77 -  25.45

     Invesco V.I. Technology
     2013........   177     16.18 - 17.15     2,947         --         1.10 - 1.70     23.04 -  23.78
     2012........   177     13.15 - 13.86     2,387         --         1.10 - 1.70      9.40 -  10.06
     2011........   193     12.02 - 12.59     2,371       0.19         1.10 - 1.70     -6.65 -  -6.09
     2010........   214     12.88 - 13.41     2,815         --         1.10 - 1.70     19.26 -  19.98
     2009........   296     10.80 - 11.17     3,239         --         1.10 - 1.70     54.75 -  55.68

     Invesco V.I. Utilities
     2013........   276     20.46 - 21.68     5,821       2.95         1.10 - 1.70      8.89 -   9.55
     2012........   311     18.79 - 19.79     6,002       3.19         1.10 - 1.70      1.86 -   2.47
     2011........   341     18.45 - 19.32     6,433       3.18         1.10 - 1.70     14.49 -  15.18
     2010........   393     16.11 - 16.77     6,462       3.41         1.10 - 1.70      4.51 -   5.14
     2009........   454     15.42 - 15.95     7,117       4.44         1.10 - 1.70     12.99 -  13.67

     Invesco V.I. Value Opportunities (p)
     2013........   508     14.99 - 16.14     7,894       1.49         1.10 - 1.70     31.50 -  32.29
     2012........   559     11.40 - 12.20     6,590       1.50         1.10 - 1.70     15.72 -  16.41
     2011........   681      9.85 - 10.48     6,910       0.85         1.10 - 1.70     -4.68 -  -4.11
     2010........   808     10.34 - 10.93     8,584       0.55         1.10 - 1.70      5.54 -   6.18
     2009........   984      9.79 - 10.29     9,877       1.53         1.10 - 1.70     45.51 -  46.38

(o)Previously known as Invesco Van Kampen V.I. Mid Cap Growth
(p)Previously known as Invesco Van Kampen V.I. Value Opportunities
(at)For the period beginning April 27, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services (Series II)
   Sub-Accounts:
     Invesco V.I. American Franchise II (q)
     2013...  1,890  $ 18.63 - 21.34   $ 30,229      0.24%        1.29 - 2.49%    36.42 -  37.99%
     2012...  2,303    13.65 - 15.47     27,027        --         1.29 - 2.59     10.45 -  11.93
     2011...  2,638    12.36 - 13.82     27,718        --         1.29 - 2.59     -7.92 -  -7.60
     2010...  3,259    13.56 - 14.95     37,032        --         1.29 - 2.59     17.61 -  18.02
     2009...  3,778    11.64 - 12.67     36,584        --         1.29 - 2.59     61.35 -  63.51

     Invesco V.I. American Value II (r)
     2013...  1,253    23.12 - 26.87     33,767      0.54         1.29 - 2.59     30.47 -  32.21
     2012...  1,633    17.49 - 20.60     33,463      0.62         1.29 - 2.59     14.04 -  15.56
     2011...  2,055    15.13 - 18.06     36,578      0.59         1.29 - 2.59     -0.47 -  29.76
     2010...  2,557    15.21 - 18.39     45,935      0.84         1.29 - 2.59     19.02 -  20.61
     2009...  3,109    12.61 - 15.45     46,473      1.11         1.29 - 2.59     35.56 -  37.36

     Invesco V.I. Comstock II (s)
     2013...  6,033    17.97 - 19.93    118,371      1.40         1.29 - 2.59     32.14 -  33.90
     2012...  7,653    13.42 - 15.08    112,848      1.47         1.29 - 2.59     15.84 -  17.39
     2011...  9,615    11.43 - 13.02    121,444      1.39         1.29 - 2.59     -3.37 -  20.21
     2010... 11,989    11.83 - 13.65    157,376      0.13         1.29 - 2.59     12.70 -  14.20
     2009... 14,081    10.36 - 12.12    162,470      4.05         1.29 - 2.59     25.08 -  26.75

     Invesco V.I. Core Equity II
     2013...    135    13.68 - 15.14      2,066      1.21         1.29 - 2.59     25.60 -  27.27
     2012...    159    10.89 - 11.90      1,912      0.81         1.29 - 2.59     10.66 -  12.14
     2011...    212     9.84 - 10.61      2,293      0.80         1.29 - 2.59     -2.87 -  -1.58
     2010...    237    10.13 - 10.78      2,602      0.74         1.29 - 2.59      6.42 -   7.84
     2009...    275     9.52 - 10.00      2,814      1.48         1.29 - 2.59     24.67 -  26.33

     Invesco V.I. Diversified Dividend II
     2013...  2,563    16.47 - 18.98     40,502      2.05         1.29 - 2.59     27.38 -  29.08
     2012...  3,062    12.93 - 14.70     37,838      1.76         1.29 - 2.59     15.30 -  16.84
     2011...  3,737    11.22 - 12.58     39,592      1.45         1.29 - 2.59     -2.65 -  -1.35
     2010...  4,451    11.52 - 12.75     48,029      1.38         1.29 - 2.59      7.35 -   8.78
     2009...  6,186    10.73 - 11.72     60,772      1.60         1.29 - 2.59     20.73 -  22.34

     Invesco V.I. Diversified Income II
     2013...     14    11.76 - 12.93        170      4.23         1.30 - 2.10     -2.33 -  -1.54
     2012...     22    12.04 - 13.14        275      4.69         1.30 - 2.10      8.08 -   8.95
     2011...     19    11.14 - 12.06        224      4.63         1.30 - 2.10      4.51 -   5.35
     2010...     21    10.66 - 11.45        228      4.93         1.30 - 2.10      7.42 -   8.29
     2009...     27     9.92 - 10.57        282      8.26         1.30 - 2.10      8.59 -   9.46

(q) Previously known as Invesco Van Kampen V.I. American Franchise II
(r) Previously known as Invesco Van Kampen V.I. American Value II
(s) Previously known as Invesco Van Kampen V.I. Comstock II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                           AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                 ----------------------------------- ------------------------------------------------
                          ACCUMULATION                                  EXPENSE            TOTAL
                 UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                 (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                 ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services (Series II)
   Sub-Accounts:
     Invesco V.I. Equity and Income II (t)
     2013....... 2,101   $ 17.96 - 18.15   $38,431        1.47%       1.29 - 2.59%     21.65 -  23.28%
     2012....... 2,674     14.57 - 14.92    40,003        1.71        1.29 - 2.59       9.47 -  10.93
     2011....... 3,478     13.13 - 13.63    47,127        1.66        1.29 - 2.59      -2.57 -  10.46
     2010....... 3,394     13.48 - 14.17    47,464        1.95        1.29 - 2.59       9.13 -  10.59
     2009....... 3,981     12.19 - 12.99    50,480        2.68        1.29 - 2.59      19.32 -  20.91

     Invesco V.I. Global Core Equity II
     2013....... 1,460     14.72 - 16.96    20,689        1.64        1.29 - 2.59      19.09 -  20.68
     2012....... 1,724     12.36 - 14.05    20,367        2.31        1.29 - 2.59      10.47 -  11.95
     2011....... 1,996     11.19 - 12.55    21,127          --        1.29 - 2.59     -19.53 - -18.81

     Invesco V.I. Government Securities II
     2013.......    24     12.21 - 13.45       303        2.74        1.30 - 2.10      -4.87 -  -4.11
     2012.......    34     12.84 - 14.02       460        2.68        1.30 - 2.10       0.09 -   0.90
     2011.......    42     12.83 - 13.90       564        3.64        1.30 - 2.10       5.40 -   6.24
     2010.......    61     12.17 - 13.08       770        3.99        1.30 - 2.10       2.92 -   3.74
     2009.......    87     11.83 - 12.61     1,074        2.87        1.30 - 2.10      -2.33 -  -1.55

     Invesco V.I. Growth and Income II (u)
     2013....... 2,628     21.15 - 22.92    60,296        1.23        1.29 - 2.69      30.17 -  32.04
     2012....... 3,506     16.25 - 17.36    61,202        1.27        1.29 - 2.69      11.26 -  12.87
     2011....... 4,372     14.60 - 15.38    67,890        0.98        1.29 - 2.69     -10.80 -  -4.89
     2010....... 5,458     15.35 - 15.94    88,173        0.10        1.29 - 2.69       9.18 -  10.75
     2009....... 6,315     14.06 - 14.39    92,402        3.40        1.29 - 2.69      20.77 -  22.51

     Invesco V.I. High Yield II (v)
     2013 (m)...   861     17.04 - 19.63    10,574        9.62        1.29 - 2.59       4.65 -   5.38
     2012.......    20     18.51 - 19.99       389        4.82        1.30 - 2.00      14.64 -  15.45
     2011.......    23     16.14 - 17.31       396        6.88        1.30 - 2.00      -1.38 -  -0.69
     2010.......    26     16.37 - 17.43       454        8.34        1.30 - 2.00      11.24 -  12.02
     2009.......    30     14.72 - 15.56       461        8.40        1.30 - 2.00      49.06 -  50.10

     Invesco V.I. High Yield Securities II (v)
     2013 (n)...    --        N/A -  N/A        --       16.87        1.29 - 2.59       2.77 -   3.21
     2012.......   946     16.46 - 18.71    10,908        6.82        1.29 - 2.59      15.43 -  16.97
     2011....... 1,129     14.26 - 16.00    11,291        7.55        1.29 - 2.59      -0.97 -   0.34
     2010....... 1,492     14.40 - 15.94    14,783        8.09        1.29 - 2.59       7.11 -   8.54
     2009....... 1,655     13.45 - 14.69    15,526        7.67        1.29 - 2.59      40.54 -  42.41

(m)For the period beginning April 26, 2013 and ended December 31, 2013
(n)For the period beginning January 1, 2013 and ended April 26, 2013
(t)Previously known as Invesco Van Kampen V.I. Equity and Income II
(u)Previously known as Invesco Van Kampen V.I. Growth and Income II
(v)On April 26, 2013, Invesco V.I. High Yield Securities II merged into Invesco V.I. High Yield II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                         AT DECEMBER 31,                       FOR THE YEAR ENDED DECEMBER 31,
               -------------------------------------- ------------------------------------------------
                          ACCUMULATION                                   EXPENSE            TOTAL
               UNITS       UNIT VALUE      NET ASSETS  INVESTMENT        RATIO**          RETURN***
               (000S)   LOWEST TO HIGHEST    (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------   -----------------  ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services (Series II)
   Sub-Accounts (continued):
     Invesco V.I. International Growth II
     2013.....   384     $ 10.09 - 11.04    $ 4,390       1.04%        1.29 - 2.44%     17.02 -  17.19%
     2012.....   442        8.62 -  9.42      4,373       1.27         1.29 - 2.59      12.26 -  13.76
     2011.....   507        7.68 -  8.28      4,429         --         1.29 - 2.59     -16.51 - -15.76
     2010.....    35       17.22 - 18.52        621       1.60         1.30 - 2.10      10.27 -  11.15
     2009.....    49       15.62 - 16.66        796       1.27         1.30 - 2.10      32.11 -  33.17

     Invesco V.I. Mid Cap Core Equity II
     2013.....   119       15.66 - 17.54      2,089       0.50         1.29 - 2.44      25.33 -  26.81
     2012.....   165       12.50 - 13.84      2,270         --         1.29 - 2.44       7.91 -   9.19
     2011.....   232       11.58 - 12.67      2,950       0.09         1.29 - 2.44      -8.78 -  -7.71
     2010.....   268       12.70 - 13.73      3,700       0.31         1.29 - 2.44      11.00 -  12.31
     2009.....   332       11.44 - 12.22      4,096       0.96         1.29 - 2.44      26.69 -  28.18

     Invesco V.I. Mid Cap Growth II (w)
     2013.....   517       20.82 - 22.59     10,586       0.22         0.83 - 2.59      33.07 -  35.47
     2012.....   615       15.37 - 16.98      9,438         --         0.83 - 2.59       8.73 -   9.60
     2011.....   742       14.02 - 15.62     10,412         --         0.70 - 2.59      -9.99 -  13.98
     2010.....   879       15.58 - 17.69     13,827         --         0.70 - 2.59      23.98 -  26.39
     2009..... 1,031       12.32 - 14.26     12,941         --         0.70 - 2.59      52.33 -  55.28

     Invesco V.I. Money Market II
     2013.....    78        8.63 -  9.85        742       0.04         1.30 - 2.40      -2.34 -  -1.26
     2012.....    77        8.83 -  9.98        745       0.03         1.30 - 2.40      -2.35 -  -1.27
     2011.....    97        9.05 - 10.11        961       0.05         1.30 - 2.40      -2.32 -  -1.24
     2010.....    96        9.26 - 10.23        962       0.18         1.30 - 2.40      -2.20 -  -1.12
     2009.....   159        9.47 - 10.35      1,626       0.06         1.30 - 2.40      -2.31 -  -1.23

     Invesco V.I. S&P 500 Index II
     2013..... 4,142       17.99 - 20.73     62,217       1.73         1.29 - 2.59      28.15 -  29.86
     2012..... 5,012       14.04 - 15.96     59,512       1.79         1.29 - 2.59      12.52 -  14.02
     2011..... 5,842       12.48 - 14.00     61,658       1.66         1.29 - 2.59      -1.09 -   0.23
     2010..... 7,386       12.62 - 13.97     78,241       1.63         1.29 - 2.59      11.62 -  13.11
     2009..... 8,739       11.30 - 12.35     81,763       2.42         1.29 - 2.59      22.80 -  24.44

     Invesco V.I. Technology II
     2013.....     1       15.54 - 16.39         17         --         1.30 - 1.85      22.50 -  23.17
     2012.....     2       12.68 - 13.31         31         --         1.30 - 1.85       9.00 -   9.60
     2011.....     2       11.64 - 12.14         25       0.06         1.30 - 1.85      -7.05 -  -6.54
     2010.....     4       12.52 - 12.99         49         --         1.30 - 1.85      18.82 -  19.47
     2009.....     4       10.54 - 10.87         45         --         1.30 - 1.85      54.26 -  55.11

(w) Previously known as Invesco Van Kampen V.I. Mid Cap Growth II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services (Series II)
   Sub-Accounts (continued):
     Invesco V.I. Utilities II
     2013...............    8    $ 19.69 - 20.77   $   169       2.50%        1.30 - 1.85%      8.49 -   9.09%
     2012...............   11      18.15 - 19.04       197       2.34         1.30 - 1.85       1.45 -   2.01
     2011...............   19      17.89 - 18.66       359       3.44         1.30 - 1.85      14.03 -  14.66
     2010...............   28      15.69 - 16.28       448       3.28         1.30 - 1.85       4.07 -   4.64
     2009...............   29      15.08 - 15.56       452       3.64         1.30 - 1.85      12.51 -  13.13

     Invesco V.I. Value Opportunities II (x)
     2013...............  369      15.42 - 17.48     5,903       1.17         1.29 - 2.44      30.02 -  31.55
     2012...............  475      11.86 - 13.28     5,849       1.18         1.29 - 2.44      14.78 -  16.13
     2011...............  591      10.33 - 11.44     6,311       0.64         1.29 - 2.44      -5.75 -  -4.64
     2010...............  859      10.96 - 12.00     9,726       0.34         1.29 - 2.44       4.34 -   5.57
     2009...............  976      10.40 - 11.36    10,466       1.13         1.29 - 2.59      43.91 -  45.83

Investments in the
  Janus Aspen Series
   Sub-Account:
     Forty Portfolio
     2013...............   <1      22.27 - 22.27        10       0.70         1.50 - 1.50      29.26 -  29.26
     2012...............   <1      17.23 - 17.23         8       0.76         1.50 - 1.50      22.29 -  22.29
     2011...............   <1      14.09 - 14.09         7       0.39         1.50 - 1.50      -8.09 -  -8.09
     2010...............   <1      15.33 - 15.33         7       0.29         1.50 - 1.50       5.15 -   5.15
     2009...............    1      14.58 - 14.58        17       0.04         1.50 - 1.50      44.14 -  44.14

Investments in the
  Lazard Retirement Series, Inc.
   Sub-Account:
     Emerging Markets Equity
     2013...............   <1      51.12 - 51.12         1       1.48         1.50 - 1.50      -2.72 -  -2.72
     2012...............   <1      52.55 - 52.55         1       1.68         1.50 - 1.50      20.22 -  20.22
     2011...............   <1      43.71 - 43.71         1       2.11         1.50 - 1.50     -19.23 - -19.23
     2010...............   <1      54.12 - 54.12         1       0.82         1.50 - 1.50      20.86 -  20.86
     2009...............   <1      44.78 - 44.78         1       2.57         1.50 - 1.50      67.30 -  67.30

(x) Previously known as Invesco Van Kampen V.I. Value Opportunities II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Legg Mason Partners Variable Income Trust
   Sub-Accounts:
     ClearBridge Variable Fundamental All Cap Value Portfolio I (y)
     2013..............    <1   $ 11.83 - 11.83   $     2       1.44%        1.50 - 1.50%    30.18 -  30.18%
     2012..............    <1      9.09 -  9.09         1       1.74         1.50 - 1.50     13.25 -  13.25
     2011..............    <1      8.02 -  8.02         1       1.40         1.50 - 1.50     -7.60 -  -7.60
     2010..............    <1      8.68 -  8.68         1       1.71         1.50 - 1.50     14.86 -  14.86
     2009..............    <1      7.56 -  7.56         1       1.34         1.50 - 1.50     27.42 -  27.42

Investments in the
  Legg Mason Partners Variable Portfolios I, Inc
   Sub-Accounts:
     ClearBridge Variable Large Cap Value Portfolio I (z)
     2013..............    <1     17.74 - 17.74         2       1.71         1.50 - 1.50     30.38 -  30.38
     2012..............    <1     13.61 - 13.61         1       2.33         1.50 - 1.50     14.75 -  14.75
     2011..............    <1     11.86 - 11.86         1       2.25         1.50 - 1.50      3.38 -   3.38
     2010..............    <1     11.47 - 11.47         1       2.88         1.50 - 1.50      7.82 -   7.82
     2009..............    <1     10.64 - 10.64         1       1.78         1.50 - 1.50     22.63 -  22.63

Investments in the
  Lord Abbett Series Fund
   Sub-Account:
     Bond-Debenture
     2013.............. 1,422     15.17 - 17.15    23,794       4.50         1.29 - 2.59      5.37 -   6.78
     2012.............. 1,772     14.40 - 16.06    27,857       5.30         1.29 - 2.59      9.61 -  11.08
     2011.............. 2,149     13.14 - 14.46    30,483       5.35         1.29 - 2.59      1.69 -   3.04
     2010.............. 2,554     12.92 - 14.04    35,211       5.80         1.29 - 2.59      9.41 -  10.87
     2009.............. 2,796     11.81 - 12.66    34,857       6.50         1.29 - 2.59     30.83 -  32.58

     Fundamental Equity
     2013..............   348     17.49 - 19.50     6,590       0.22         1.29 - 2.44     34.01 -  34.14
     2012..............   479     13.04 - 14.55     6,793       0.49         1.29 - 2.59      7.71 -   9.15
     2011..............   630     12.11 - 13.33     8,230       0.18         1.29 - 2.59     -6.96 -  -5.72
     2010..............   813     13.01 - 14.14    11,249       0.29         1.29 - 2.59     15.95 -  17.49
     2009..............   919     11.22 - 12.03    10,849       0.17         1.29 - 2.59     22.71 -  24.35

     Growth and Income
     2013.............. 1,101     13.84 - 15.43    16,517       0.53         1.29 - 2.44     34.15 -  34.28
     2012.............. 1,467     10.31 - 11.50    16,481       0.93         1.29 - 2.59      9.18 -  10.64
     2011.............. 1,813      9.44 - 10.40    18,481       0.67         1.29 - 2.59     -8.51 -  -7.29
     2010.............. 2,222     10.32 - 11.21    24,514       0.51         1.29 - 2.59     14.37 -  15.90
     2009.............. 2,661      9.02 -  9.67    25,385       0.92         1.29 - 2.59     15.82 -  17.36

(y) Previously known as Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio I
(z) Previously known as Legg Mason ClearBridge Variable Large Cap Value Portfolio I

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                AT DECEMBER 31,                       FOR THE YEAR ENDED DECEMBER 31,
                      -------------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS        UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S)    LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------    ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Lord Abbett Series Fund
   Sub-Accounts (continued):
     Growth Opportunities
     2013............   489      $ 18.95 - 21.12   $10,040         -- %       1.29 - 2.44%     33.74 -  35.31%
     2012............   645        14.17 - 15.61     9,823          --        1.29 - 2.44      11.31 -  12.63
     2011............   787        12.73 - 13.86    10,684          --        1.29 - 2.44     -12.24 - -11.21
     2010............   940        14.50 - 15.61    14,399          --        1.29 - 2.44      19.93 -  21.34
     2009............ 1,108        12.09 - 12.86    14,019          --        1.29 - 2.44      42.00 -  43.67

     Mid-Cap Stock
     2013............ 1,112        14.92 - 16.70    18,049        0.38        1.29 - 2.49      28.16 -  28.64
     2012............ 1,516        11.64 - 12.98    19,205        0.62        1.29 - 2.59      11.57 -  13.06
     2011............ 1,956        10.43 - 11.48    21,997        0.20        1.29 - 2.59      -6.49 -  -5.25
     2010............ 2,335        11.16 - 12.12    27,793        0.37        1.29 - 2.59      22.19 -  23.81
     2009............ 2,856         9.13 -  9.79    27,522        0.45        1.29 - 2.59      23.33 -  24.98

Investments in the
  MFS Variable Insurance Trust
   Sub-Accounts:
     MFS Growth
     2013............    50         9.60 - 21.04       785        0.23        1.15 - 1.65      34.61 -  35.29
     2012............    53         7.13 - 15.55       622          --        1.15 - 1.65      15.46 -  16.04
     2011............    71         6.18 - 13.40       685        0.19        1.15 - 1.65      -1.95 -  -1.46
     2010............    87         6.30 - 13.60       836        0.11        1.15 - 1.65      13.45 -  14.02
     2009............   103         5.55 - 11.93       894        0.33        1.15 - 1.65      35.42 -  36.10

     MFS High Income (aa)
     2013 (ab).......    --           N/A -  N/A        --       25.58        1.25 - 1.45       1.55 -   1.68
     2012............    19        17.28 - 17.74       343        6.98        1.25 - 1.45      13.27 -  15.88
     2011............    25        14.91 - 15.67       397        8.81        1.25 - 1.65       2.41 -   2.82
     2010............    36        14.56 - 15.24       536        7.41        1.25 - 1.65      12.86 -  13.31
     2009............    40        12.90 - 13.45       527        7.56        1.25 - 1.65      43.17 -  43.74

     MFS High Yield (aa)
     2013 (ac).......    17        18.15 - 18.68       319        2.49        1.25 - 1.45       3.45 -   3.53

     MFS Investors Trust
     2013............    77        13.65 - 17.02     1,158        1.11        1.15 - 1.65      29.89 -  30.54
     2012............    83              - 13.04       960        0.91        1.15 - 1.65      17.23 -  17.82
     2011............    98         8.96 - 11.07       970        0.76        1.15 - 1.65      -3.78 -  -3.30
     2010............   163         9.31 - 11.45     1,666        1.20        1.15 - 1.65       9.28 -   9.83
     2009............   186         8.52 - 10.42     1,740        1.59        1.15 - 1.65      24.82 -  25.45

(aa) On August 16, 2013, MFS High Income merged into MFS High Yield
(ab) For the period beginning January 1, 2013 and ended August 16, 2013
(ac) For the period beginning August 16, 2013 and ended December 31, 2013

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                              AT DECEMBER 31,                      FOR THE YEAR ENDED DECEMBER 31,
                    ------------------------------------- ------------------------------------------------
                              ACCUMULATION                                   EXPENSE            TOTAL
                    UNITS      UNIT VALUE      NET ASSETS  INVESTMENT        RATIO**          RETURN***
                    (000S)  LOWEST TO HIGHEST    (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                    ------  -----------------  ---------- ------------- ----------------- -----------------
Investments in the
  MFS Variable Insurance Trust
   Sub-Accounts (continued):
     MFS New Discovery
     2013..........   62     $ 18.09 - 38.24     $1,798        -- %        1.15 - 1.65%     39.21 -  39.90%
     2012..........   76       13.00 - 27.33      1,576         --         1.15 - 1.65      19.24 -  19.84
     2011..........   91       10.90 - 22.81      1,576         --         1.15 - 1.65     -25.67 - -11.29
     2010..........  102       12.35 - 25.71      2,008         --         1.15 - 1.65      12.94 -  34.78
     2009..........  147       14.40 - 19.08      2,154         --         1.15 - 1.65      60.51 -  61.32

     MFS Research
     2013..........   48       12.00 - 16.15        677       0.32         1.15 - 1.65      30.12 -  30.77
     2012..........   51        9.22 - 12.35        548       0.80         1.15 - 1.65      15.35 -  15.93
     2011..........   61        8.00 - 10.65        568       0.86         1.15 - 1.65      -2.08 -  -1.59
     2010..........   64        8.17 - 10.82        608       0.95         1.15 - 1.65      14.00 -  14.57
     2009..........   80        7.16 -  9.45        670       1.44         1.15 - 1.65      28.41 -  29.05

     MFS Research Bond
     2013..........   46       17.99 - 19.05        861       1.18         1.25 - 1.65      -2.65 -  -2.26
     2012..........   48       18.48 - 19.50        929       2.80         1.25 - 1.65       5.59 -   6.01
     2011..........   56       17.50 - 18.39      1,028       2.46         1.25 - 1.65       5.00 -   5.42
     2010..........   79       16.67 - 17.44      1,367       3.15         1.25 - 1.65       5.71 -   6.13
     2009..........   89       15.77 - 16.44      1,458       4.32         1.25 - 1.65      14.26 -  14.72

     MFS Utilities
     2013..........    8       27.76 - 28.70        223       2.56         1.35 - 1.59      16.65 -  18.62
     2012..........   10       23.40 - 24.60        240       6.57         1.15 - 1.59      12.38 -  14.12
     2011..........   12       20.82 - 21.56        255       3.23         1.35 - 1.65       5.04 -   5.36
     2010..........   13       19.82 - 20.46        257       3.08         1.35 - 1.65      11.95 -  12.28
     2009..........   14       17.71 - 18.22        254       4.15         1.35 - 1.65      31.04 -  31.43

Investments in the
  MFS Variable Insurance Trust (Service Class)
   Sub-Accounts:
     MFS Growth (Service Class)
     2013..........    9       13.98 - 14.91        124       0.12         1.35 - 1.85      33.97 -  34.65
     2012..........   10       10.44 - 11.07        106         --         1.35 - 1.85      14.90 -  15.49
     2011..........   15        9.08 -  9.59        139       0.02         1.35 - 1.85      -2.39 -  -1.90
     2010..........   28        9.31 -  9.77        265         --         1.35 - 1.85      12.90 -  13.47
     2009..........   35        8.24 -  8.61        292       0.03         1.35 - 1.85      34.79 -  35.47

     MFS Investors Trust (Service Class)
     2013..........    9       14.28 - 15.23        140       0.97         1.35 - 1.85      29.30 -  29.96
     2012..........   10       11.04 - 11.72        120       0.68         1.35 - 1.85      16.63 -  17.22
     2011..........   15        9.47 -  9.99        148       0.73         1.35 - 1.85      -4.22 -  -3.73
     2010..........   18        9.88 - 10.38        183       0.97         1.35 - 1.85       8.83 -   9.38
     2009..........   21        9.08 -  9.49        198       1.40         1.35 - 1.85      24.22 -  24.85

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                           AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                 ----------------------------------- ------------------------------------------------
                          ACCUMULATION                                  EXPENSE            TOTAL
                 UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                 (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                 ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  MFS Variable Insurance Trust (Service Class)
   Sub-Accounts (continued):
     MFS New Discovery (Service Class)
     2013.......     8   $18.38 - 19.61    $   165        -- %        1.35 - 1.85%     38.61 -  39.31%
     2012.......    10    13.26 - 14.07        133         --         1.35 - 1.85      18.66 -  19.26
     2011.......    19    11.18 - 11.80        228         --         1.35 - 1.85     -12.15 - -11.70
     2010.......    24    12.72 - 13.36        322         --         1.35 - 1.85      33.43 -  34.11
     2009.......    29     9.54 -  9.96        286         --         1.35 - 1.85      59.91 -  60.72

     MFS Research (Service Class)
     2013.......     4    14.35 - 15.31         67       0.27         1.35 - 1.85      29.56 -  30.22
     2012.......     5    11.08 - 11.76         63       0.64         1.35 - 1.85      14.74 -  15.32
     2011.......    10     9.66 - 10.19        104       0.62         1.35 - 1.85      -2.52 -  -2.03
     2010.......    16     9.91 - 10.40        168       0.72         1.35 - 1.85      13.51 -  14.08
     2009.......    19     8.73 -  9.12        174       1.09         1.35 - 1.85      27.79 -  28.44

     MFS Utilities (Service Class)
     2013.......    56    23.04 - 28.65      1,477       2.13         1.35 - 2.00      17.81 -  18.59
     2012.......    60    19.42 - 24.32      1,355       6.21         1.35 - 2.00      10.94 -  11.68
     2011.......    64    17.39 - 21.92      1,313       3.01         1.35 - 2.00       4.38 -   5.07
     2010.......    72    16.55 - 21.00      1,401       2.74         1.35 - 2.00      11.24 -  11.98
     2009.......    78    14.78 - 18.88      1,367       4.06         1.35 - 2.00      30.21 -  31.08

Investments in the
  Morgan Stanley Variable Investment Series
   Sub-Accounts:
     Aggressive Equity (ad)
     2013 (n)...    --      N/A  -  N/A         --         --         0.70 - 1.85       6.15 -   6.54
     2012.......   653    10.44 - 13.12     10,406         --         0.70 - 1.85       9.79 -  11.07
     2011.......   774     9.51 - 11.81     11,187         --         0.70 - 1.85      -9.03 -  -7.98
     2010.......   900    10.45 - 12.84     14,196         --         0.70 - 1.85      23.72 -  25.15
     2009....... 1,101     8.45 - 10.26     13,824         --         0.70 - 1.85      66.36 -  68.28

     European Equity
     2013....... 1,082    13.14 - 14.96     39,980       2.87         0.70 - 2.05      24.92 -  26.61
     2012....... 1,270    10.52 - 11.81     36,933       2.78         0.70 - 2.05      16.10 -  17.68
     2011....... 1,534     9.06 - 10.04     37,738       2.41         0.70 - 2.05     -11.47 - -10.27
     2010....... 1,820    10.23 - 11.19     50,452       2.45         0.70 - 2.05       5.05 -   6.48
     2009....... 2,151     9.74 - 10.51     56,333       3.68         0.70 - 2.05      25.14 -  26.84

(n) For the period beginning January 1, 2013 and ended April 26, 2013
(ad) On April 26, 2013, Aggressive Equity merged into Multi Cap Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley Variable Investment Series
   Sub-Accounts (continued):
     Global Infrastructure
     2013............ 1,423  $ 14.58 -  16.99   $ 53,820      2.64%        0.70 - 1.98%    15.60 -  17.09%
     2012............ 1,661    12.61 -  14.51     53,561      2.40         0.70 - 1.98     16.36 -  17.86
     2011............ 1,963    10.84 -  12.31     54,192      2.58         0.70 - 1.98     13.80 -  15.26
     2010............ 2,314     9.52 -  10.68     56,101      2.87         0.70 - 1.98      4.83 -   6.18
     2009............ 2,729     9.08 -  10.06     62,830      3.00         0.70 - 1.98     16.92 -  18.43

     Income Plus
     2013............ 2,110     17.30 - 22.77     67,858      4.88         0.70 - 2.05     -1.02 -   0.32
     2012............ 2,475     17.48 - 22.70     79,591      5.71         0.70 - 2.05     11.77 -  13.30
     2011............ 2,910     15.64 - 20.04     83,302      5.89         0.70 - 2.05      2.88 -   4.28
     2010............ 3,561     15.20 - 19.22     98,116      6.18         0.70 - 2.05      7.06 -   8.51
     2009............ 4,147     14.20 - 17.71    105,871      5.05         0.70 - 2.05     20.09 -  21.72

     Limited Duration
     2013............   801      9.80 - 11.87      8,558      2.51         0.70 - 1.85     -1.45 -  -0.31
     2012............   901      9.95 - 11.90      9,739      2.97         0.70 - 1.85      1.44 -   2.62
     2011............ 1,106      9.81 - 11.60     11,737      3.35         0.70 - 1.85      0.88 -   2.04
     2010............ 1,322      9.72 - 11.37     13,853      3.49         0.70 - 1.85      0.48 -   1.64
     2009............ 1,520      9.68 - 11.18     15,795      4.51         0.70 - 1.85      3.82 -   5.02

     Money Market
     2013............ 2,266      9.49 - 11.84     31,387      0.01         0.70 - 2.05     -2.02 -  -0.69
     2012............ 2,779      9.68 - 11.92     39,127      0.01         0.70 - 2.05     -2.02 -  -0.69
     2011............ 3,311      9.88 - 12.01     47,376      0.01         0.70 - 2.05     -2.01 -  -0.69
     2010............ 3,762     10.09 - 12.09     54,829      0.01         0.70 - 2.05     -2.02 -  -0.69
     2009............ 5,289     10.29 - 12.17     78,019      0.03         0.70 - 2.05     -2.00 -  -0.67

     Multi Cap Growth (ad)
     2013............ 3,100     16.26 - 17.39    211,234      0.41         0.70 - 2.05     47.70 -  49.71
     2012............ 3,471     11.01 - 11.61    155,909        --         0.70 - 2.05     10.09 -  11.59
     2011............ 4,049     10.00 - 10.41    163,632      0.17         0.70 - 2.05     -8.63 -  -7.39
     2010............ 4,781     10.94 - 11.24    208,335      0.16         0.70 - 2.05     25.17 -  26.87
     2009............ 5,606      8.74 -  8.86    191,503      0.37         0.70 - 2.05     67.85 -  70.12

(ad) On April 26, 2013, Aggressive Equity merged into Multi Cap Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley Variable Investment Series
   Sub-Accounts (continued):
     Strategist (ae)
     2013 (n).....     --  $    N/A -  N/A   $     --      5.81%        0.70 - 2.05%      6.43 -   6.88%
     2012.........  2,969    11.50 - 13.97     80,533      2.00         0.70 - 2.05       4.73 -   6.16
     2011.........  3,493    10.98 - 13.16     90,477      2.13         0.70 - 2.05      -9.83 -  -8.60
     2010.........  4,202    12.17 - 14.40    119,746      1.56         0.70 - 2.05       4.65 -   6.07
     2009.........  4,779    11.63 - 13.57    128,786      2.21         0.70 - 2.05      17.31 -  18.90

Investments in the
  Morgan Stanley Variable Investment Series (Class Y Shares)
   Sub-Accounts:
     Aggressive Equity (Class Y Shares) (af)
     2013 (n).....     --      N/A -   N/A         --        --         1.29 - 2.59       5.76 -   6.21
     2012.........  1,145   18.99 -  21.59     14,431        --         1.29 - 2.59       8.72 -  10.17
     2011.........  1,293   17.47 -  19.59     14,805        --         1.29 - 2.59      -9.98 -  -8.78
     2010.........  1,405   19.40 -  21.48     17,488        --         1.29 - 2.59      22.48 -  24.11
     2009.........  1,615   15.84 -  17.31     16,329        --         1.29 - 2.59      64.68 -  66.88

     European Equity (Class Y Shares)
     2013.........    852   18.95 -  21.48     11,405      2.69         1.29 - 2.44      24.10 -  25.56
     2012.........  1,041   15.27 -  17.10     11,349      2.49         1.29 - 2.44      15.27 -  16.63
     2011.........  1,204   13.25 -  14.66     11,290      2.24         1.29 - 2.44     -12.05 - -11.01
     2010.........  1,563   15.06 -  16.48     17,219      2.24         1.29 - 2.44       4.35 -   5.58
     2009.........  1,793   14.29 -  15.61     18,682      3.36         1.29 - 2.59      24.11 -  25.77

     Global Infrastructure (Class Y Shares)
     2013.........    909    23.66 - 27.26     14,266      2.35         1.29 - 2.59      14.50 -  16.03
     2012.........  1,038    20.67 - 23.49     14,220      2.20         1.29 - 2.59      15.37 -  16.91
     2011.........  1,190    17.91 - 20.09     14,141      2.26         1.29 - 2.59      12.83 -  14.33
     2010.........  1,454    15.88 - 17.58     15,392      2.62         1.29 - 2.59       3.98 -   5.37
     2009.........  1,706    15.27 - 16.68     17,354      2.90         1.29 - 2.59      15.75 -  17.30

     Income Plus (Class Y Shares)
     2013.........  4,890   13.81 -  15.90     80,729      4.60         1.29 - 2.59      -1.80 -  -0.49
     2012.........  5,729   14.06 -  15.98     95,435      5.60         1.29 - 2.59      10.87 -  12.35
     2011.........  6,775   12.68 -  14.22    100,407      5.65         1.29 - 2.59       2.01 -   3.37
     2010.........  8,429   12.43 -  13.76    121,240      5.71         1.29 - 2.59       6.19 -   7.61
     2009......... 10,696   11.71 -  12.79    144,625      4.84         1.29 - 2.59      19.13 -  20.72

(n) For the period beginning January 1, 2013 and ended April 26, 2013
(ae) On April 26, 2013, Strategist merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio
(af) On April 26, 2013, Aggressive Equity (Class Y Shares) merged into Multi Cap Growth (Class Y Shares)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                AT DECEMBER 31,                        FOR THE YEAR ENDED DECEMBER 31,
                      --------------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS         UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S)     LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------     ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley Variable Investment Series (Class Y Shares)
   Sub-Accounts (continued):
     Limited Duration (Class Y Shares)
     2013............ 3,415       $   8.11 - 9.34   $31,940       2.28%        1.29 - 2.59%     -2.50 -  -1.20%
     2012............ 3,926           8.32 - 9.45    37,443       2.79         1.29 - 2.59       0.37 -   1.72
     2011............ 4,529           8.29 - 9.29    42,641       2.99         1.29 - 2.59      -0.20 -   1.13
     2010............ 5,588           8.30 - 9.19    52,204       3.32         1.29 - 2.59      -0.43 -   0.90
     2009............ 6,355           8.34 - 9.11    58,968       4.16         1.29 - 2.59       2.82 -   4.20

     Money Market (Class Y Shares)
     2013............ 3,849          8.73 - 10.05    37,519       0.01         1.29 - 2.59      -2.58 -  -1.28
     2012............ 4,716          8.96 - 10.18    46,745       0.01         1.29 - 2.59      -2.59 -  -1.28
     2011............ 5,322          9.20 - 10.32    53,761       0.01         1.29 - 2.59      -2.57 -  -1.28
     2010............ 6,282          9.44 - 10.45    64,508       0.01         1.29 - 2.59      -2.58 -  -1.28
     2009............ 7,480          9.69 - 10.59    78,126       0.01         1.29 - 2.59      -2.58 -  -1.28

     Multi Cap Growth (Class Y Shares) (af)
     2013............ 3,643         26.18 - 30.16    68,914       0.25         1.29 - 2.59      46.48 -  48.43
     2012............ 3,313         17.87 - 20.32    43,808         --         1.29 - 2.59       9.18 -  10.64
     2011............ 3,954         16.37 - 18.36    47,586         --         1.29 - 2.59      -9.37 -  -8.16
     2010............ 4,919         18.06 - 19.99    64,428         --         1.29 - 2.59      24.13 -  25.79
     2009............ 5,874         14.55 - 15.89    61,677       0.12         1.29 - 2.59      66.43 -  68.65

     Strategist (Class Y Shares) (ag)
     2013 (n)........    --            N/A -  N/A        --       4.99         1.29 - 2.59       6.10 -   6.55
     2012............ 2,776         13.17 - 14.97    34,006       1.64         1.29 - 2.59       3.91 -   5.30
     2011............ 3,318         12.68 - 14.22    38,876       1.79         1.29 - 2.59     -10.50 -  -9.31
     2010............ 4,237         14.16 - 15.68    55,142       1.36         1.29 - 2.59       3.74 -   5.13
     2009............ 4,691         13.65 - 14.91    58,365       2.06         1.29 - 2.59      16.35 -  17.90

(n)For the period beginning January 1, 2013 and ended April 26, 2013
(af)On April 26, 2013, Aggressive Equity (Class Y Shares) merged into Multi Cap Growth (Class Y Shares)
(ag)On April 26, 2013, Strategist (Class Y Shares) merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                         FOR THE YEAR ENDED DECEMBER 31,
                  ---------------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS          UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S)      LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------      ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Neuberger Berman Advisors Management Trust
   Sub-Accounts:
     AMT Large Cap Value
     2013........    1         $ 17.55 - 17.55    $   24       1.18%        1.59 - 1.59%     29.07 -  29.07%
     2012........    1           13.59 - 13.59        19       0.43         1.59 - 1.59      14.76 -  14.76
     2011........    1           11.85 - 11.85        17         --         1.59 - 1.59     -12.75 - -12.75
     2010........    2           13.58 - 13.58        34       0.64         1.59 - 1.59      13.84 -  13.84
     2009........    3           11.93 - 11.93        31       2.16         1.59 - 1.59      53.61 -  53.61

     AMT Mid-Cap Growth
     2013........    2           13.37 - 13.37        23         --         1.65 - 1.65      30.44 -  30.44
     2012........    2           10.25 - 10.25        18         --         1.65 - 1.65     -42.11 -  10.57
     2011........    3            9.27 - 17.71        44         --         1.37 - 1.65      -2.92 -  -0.89
     2010........   --              N/A -  N/A        --        N/A         0.00 - 0.00         N/A -   N/A
     2009........   --              N/A -  N/A        --        N/A         0.00 - 0.00         N/A -   N/A

Investments in the
  Oppenheimer Variable Account Funds
   Sub-Accounts:
     Oppenheimer Capital Appreciation
     2013........  243           11.58 - 15.05     3,433       0.96         1.15 - 1.85      27.34 -  28.26
     2012........  292            9.09 - 11.73     3,211       0.68         1.15 - 1.85      12.00 -  12.81
     2011........  332            8.12 - 10.40     3,229       0.40         1.15 - 1.85      -2.97 -  -2.28
     2010........  438            8.37 - 10.64     4,390       0.17         1.15 - 1.85       7.39 -   8.17
     2009........  517            7.79 -  9.84     4,808       0.34         1.15 - 1.85      41.85 -  42.87

     Oppenheimer Capital Income (ah)
     2013........  112           13.23 - 13.59     1,499       2.25         1.15 - 1.80      11.13 -  11.88
     2012........  142           11.90 - 12.15     1,689       1.39         1.15 - 1.80      10.31 -  11.05
     2011........  171           10.79 - 10.94     1,846       2.42         1.15 - 1.80      -1.09 -  -0.43
     2010........  206           10.91 - 10.99     2,237       1.35         1.15 - 1.80      10.88 -  11.62
     2009........  215            9.84 -  9.84     2,103         --         1.15 - 1.80      19.70 -  20.50

     Oppenheimer Core Bond
     2013........   80           11.49 - 11.83       937       5.18         1.25 - 1.45      -1.54 -  -1.34
     2012........   91           11.67 - 11.99     1,079       4.87         1.25 - 1.45       8.92 -  11.43
     2011........  101           10.48 - 11.01     1,102       6.58         1.25 - 1.65       6.50 -   6.93
     2010........  144            9.84 - 10.30     1,469       1.93         1.25 - 1.65       9.59 -  10.03
     2009........  176            8.98 -  9.36     1,638         --         1.25 - 1.65       7.82 -   8.25

(ah) Previously known as Oppenheimer Balanced

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                        AT DECEMBER 31,                       FOR THE YEAR ENDED DECEMBER 31,
              -------------------------------------- ------------------------------------------------
                        ACCUMULATION                                    EXPENSE            TOTAL
              UNITS      UNIT VALUE      NET ASSETS   INVESTMENT        RATIO**          RETURN***
              (000S)  LOWEST TO HIGHEST    (000S)    INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
              ------  -----------------  ----------  ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable Account Funds
   Sub-Accounts (continued):
     Oppenheimer Discovery Mid Cap Growth (ai)
     2013....   64     $ 12.95 - 13.13     $  620        0.01%        1.15 - 1.85%    33.47 -  34.43%
     2012....   73        9.70 -  9.77        548          --         1.15 - 1.85     14.39 -  15.01
     2011....   89        8.48 -  8.49        603          --         1.15 - 1.85     -0.77 -  -0.06
     2010....  108        8.49 -  8.56        762          --         1.15 - 1.85     25.11 -  26.01
     2009....  130        6.74 -  6.84        738          --         1.15 - 1.85     30.15 -  31.09

     Oppenheimer Global (aj)
     2013....  117       19.33 - 26.88      3,044        1.34         1.15 - 1.85     24.95 -  25.85
     2012....  142       15.47 - 21.36      2,908        2.16         1.15 - 1.85     19.02 -  19.88
     2011....  160       13.00 - 17.82      2,734        1.43         1.15 - 1.85     -9.98 -  -9.34
     2010....  209       14.44 - 19.66      3,973        1.47         1.15 - 1.85     13.82 -  14.64
     2009....  271       12.69 - 17.15      4,473        2.23         1.15 - 1.85     37.19 -  38.17

     Oppenheimer Global Strategic Income
     2013....  149       18.26 - 20.83      2,135        4.88         1.15 - 1.85     -1.27 -   0.17
     2012....  167       18.23 - 21.10      2,493        5.58         1.15 - 2.00     11.26 -  12.23
     2011....  141       16.39 - 18.80      2,522        3.54         1.15 - 2.00     -1.16 -  -0.30
     2010....  186       16.58 - 18.85      3,331        8.70         1.15 - 2.00     12.67 -  13.65
     2009....  217       14.71 - 16.59      3,424        0.50         1.15 - 2.00     16.45 -  17.47

     Oppenheimer Main Street
     2013....  113       14.78 - 15.22      1,647        1.13         1.15 - 1.85     29.34 -  30.27
     2012....  133       11.43 - 11.68      1,493        0.95         1.15 - 1.85     14.70 -  15.53
     2011....  193        9.96 - 10.11      1,878        0.86         1.15 - 1.85     -1.86 -  -1.16
     2010....  230       10.15 - 10.23      2,277        1.12         1.15 - 1.85     13.96 -  14.78
     2009....  279        8.91 -  8.91      2,418        1.90         1.15 - 1.85     25.91 -  26.82

     Oppenheimer Main Street Small Cap (ak)
     2013....   45       31.68 - 33.56      1,493        0.95         1.25 - 1.65     38.71 -  39.27
     2012....   47       22.84 - 24.10      1,123        0.58         1.25 - 1.65     16.05 -  16.52
     2011....   60       19.68 - 20.68      1,224        0.65         1.25 - 1.65     -3.81 -  -3.42
     2010....   77       20.46 - 21.41      1,628        0.66         1.25 - 1.65     21.39 -  21.87
     2009....  107       16.85 - 17.57      1,876        0.91         1.25 - 1.65     34.95 -  35.49

(ai) Previously known as Oppenheimer Small- & Mid-Cap Growth
(aj) Previously known as Oppenheimer Global Securities
(ak) Previously known as Oppenheimer Main Street Small Mid Cap

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable Account Funds (Service Shares ("SS"))
   Sub-Accounts:
     Oppenheimer Capital Appreciation (SS)
     2013......... 1,613   $ 15.82 - 18.42   $28,727       0.74%        1.29 - 2.69%     25.95 -  27.76%
     2012......... 2,085     12.56 - 14.42    29,198       0.41         1.29 - 2.69      10.74 -  12.34
     2011......... 2,606     11.34 - 12.84    32,616       0.12         1.29 - 2.69      -4.02 -  -2.64
     2010......... 3,242     11.82 - 13.19    41,804         --         1.29 - 2.69       6.21 -   7.74
     2009......... 3,795     11.13 - 12.24    45,528       0.01         1.29 - 2.69      40.28 -  42.29

     Oppenheimer Capital Income (SS) (al)
     2013.........   778     12.86 - 14.82    11,122       2.14         1.29 - 2.54      10.55 -  11.38
     2012.........   990     11.64 - 13.31    12,769       1.22         1.29 - 2.59       9.19 -  10.66
     2011......... 1,191     10.66 - 12.03    13,935       2.19         1.29 - 2.59      -2.21 -  -0.91
     2010......... 1,463     10.90 - 12.14    17,337       1.16         1.29 - 2.59       9.76 -  11.22
     2009......... 1,684      9.93 - 10.91    17,990         --         1.29 - 2.59      18.45 -  20.03

     Oppenheimer Core Bond (SS)
     2013......... 2,963      7.87 -  8.81    25,481       4.93         1.29 - 2.49      -2.86 -  -1.67
     2012......... 3,398      8.10 -  8.96    29,826       4.92         1.29 - 2.49       7.42 -   8.75
     2011......... 3,796      7.54 -  8.24    30,707       5.91         1.29 - 2.49       5.25 -   6.54
     2010......... 4,692      7.19 -  7.73    35,711       1.68         1.29 - 2.44       8.57 -   9.85
     2009......... 5,217      6.62 -  7.04    36,231         --         1.29 - 2.44       6.39 -   7.64

     Oppenheimer Discovery Mid Cap Growth (SS) (am)
     2013.........   404     18.89 - 21.64     8,408         --         1.29 - 2.49      32.25 -  33.88
     2012.........   524     14.28 - 16.17     8,181         --         1.29 - 2.49      13.27 -  14.66
     2011.........   626     12.61 - 14.10     8,556         --         1.29 - 2.49      -1.67 -  -0.46
     2010.........   752     12.82 - 14.16    10,365         --         1.29 - 2.49      24.00 -  25.52
     2009.........   914     10.34 - 11.28    10,067         --         1.29 - 2.49      28.97 -  30.55

     Oppenheimer Global (SS) (an)
     2013.........   505     24.91 - 28.70    14,016       1.14         1.29 - 2.54      23.77 -  25.35
     2012.........   666     20.13 - 22.90    14,798       1.91         1.29 - 2.54      17.87 -  19.39
     2011.........   876     17.07 - 19.18    16,358       1.16         1.29 - 2.54     -10.85 -  -9.70
     2010......... 1,111     19.15 - 21.24    23,050       1.24         1.29 - 2.54      12.77 -  14.21
     2009......... 1,307     16.98 - 18.60    23,816       1.88         1.29 - 2.54      35.81 -  37.56

     Oppenheimer Global Strategic Income (SS)
     2013......... 3,575     15.75 - 18.46    63,803       4.56         1.29 - 2.69      -3.05 -  -1.65
     2012......... 4,257     16.24 - 18.77    77,554       5.37         1.29 - 2.69      10.10 -  11.69
     2011......... 4,507     14.75 - 16.81    73,806       3.03         1.29 - 2.69      -2.05 -  -0.65
     2010......... 5,770     15.06 - 16.92    95,404       8.36         1.29 - 2.69      11.69 -  13.29
     2009......... 6,798     13.49 - 14.93    99,442       0.24         1.29 - 2.69      15.22 -  16.88

(al) Previously known as Oppenheimer Balanced (SS)
(am) Previously known as Oppenheimer Small- & Mid-Cap Growth (SS)
(an) Previously known as Oppenheimer Global Securities (SS)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable Account Funds (Service Shares ("SS"))
   Sub-Accounts (continued):
     Oppenheimer Main Street (SS)
     2013........ 2,273   $ 18.26 - 21.41   $46,945        0.86%       1.29 - 2.69%     27.91 -  29.74%
     2012........ 3,054     14.28 - 16.50    48,810        0.67        1.29 - 2.69      13.47 -  15.10
     2011........ 3,708     12.58 - 14.34    51,675        0.61        1.29 - 2.69      -2.99 -  -1.60
     2010........ 4,508     12.97 - 14.57    64,079        0.90        1.29 - 2.69      12.71 -  14.33
     2009........ 5,396     11.51 - 12.74    67,248        1.59        1.29 - 2.69      24.55 -  26.34

     Oppenheimer Main Street Small Cap (SS) (ao)
     2013........   674     28.04 - 32.31    21,002        0.72        1.29 - 2.54      37.77 -  38.81
     2012........   913     20.35 - 23.28    20,594        0.33        1.29 - 2.59      14.62 -  16.15
     2011........ 1,139     17.76 - 20.04    22,199        0.42        1.29 - 2.59      -4.91 -  -3.64
     2010........ 1,421     18.67 - 20.80    28,817        0.42        1.29 - 2.59      19.87 -  21.47
     2009........ 1,723     15.58 - 17.12    28,860        0.63        1.29 - 2.59      33.34 -  35.12

Investments in the
  PIMCO Variable Insurance Trust
   Sub-Account:
     Foreign Bond (US Dollar-Hedged)
     2013........    <1     15.91 - 15.91         2        1.77        1.50 - 1.50      -1.01 -  -1.01
     2012........    <1     16.07 - 16.07         2        2.26        1.50 - 1.50       9.18 -   9.18
     2011........    <1     14.72 - 14.72         1        2.09        1.50 - 1.50       5.17 -   5.17
     2010........    <1     14.00 - 14.00         1        1.79        1.50 - 1.50       6.87 -   6.87
     2009........    <1     13.10 - 13.10         2        3.25        1.50 - 1.50      13.90 -  13.90

     Money Market
     2013........     2      9.96 -  9.96        20        0.06        1.50 - 1.50      -1.44 -  -1.44
     2012........     2     10.11 - 10.11        21        0.06        1.50 - 1.50      -1.44 -  -1.44
     2011........     2     10.25 - 10.25        21        0.06        1.50 - 1.50      -1.44 -  -1.44
     2010........     2     10.40 - 10.40        22        0.05        1.50 - 1.50      -1.45 -  -1.45
     2009........     2     10.56 - 10.56        24        0.11        1.50 - 1.50      -1.39 -  -1.39

     PIMCO Total Return
     2013........    <1     16.65 - 16.65         2        2.14        1.50 - 1.50      -3.43 -  -3.43
     2012........    <1     17.24 - 17.24         1        2.57        1.50 - 1.50       7.94 -   7.94
     2011........    <1     15.97 - 15.97         1        2.72        1.50 - 1.50       2.06 -   2.06
     2010........    <1     15.65 - 15.65         1        2.32        1.50 - 1.50       6.50 -   6.50
     2009........    <1     14.70 - 14.70         1        2.60        1.50 - 1.50      12.36 -  12.36

     PIMCO VIT Commodity Real Return Strategy (Advisor Shares)
     2013........   328      8.01 -  8.76     2,804        1.74        1.29 - 2.44     -16.80 - -15.82
     2012........   421      9.63 - 10.41     4,286        2.41        1.29 - 2.44       2.55 -   3.76
     2011........   477      9.39 - 10.03     4,691       14.63        1.29 - 2.44      -9.79 -  -8.73
     2010........   520     10.40 - 10.99     5,621       13.62        1.29 - 2.44      21.22 -  22.65
     2009           447      8.58 -  8.96     3,952        5.99        1.29 - 2.44      38.16 -  39.79

(ao) Previously known as Oppenheimer Main Street Small Mid Cap (SS)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  PIMCO Variable Insurance Trust
   Sub-Account (continued):
     PIMCO VIT Emerging Markets Bond (Advisor Shares)
     2013...   100   $ 13.73 - 15.03   $ 1,450       5.15%        1.29 - 2.44%     -9.31 -  -8.24%
     2012...   127     15.14 - 16.38     2,020       4.99         1.29 - 2.44      14.87 -  16.23
     2011...   144     13.18 - 14.09     1,989       4.43         1.29 - 2.44       3.63 -   4.85
     2010...   188     12.72 - 13.44     2,484       4.43         1.29 - 2.44       9.32 -  10.61
     2009...   122     11.64 - 12.15     1,468       5.78         1.29 - 2.44      27.28 -  28.78

     PIMCO VIT Real Return (Advisor Shares)
     2013...   376     12.21 - 13.36     4,875       1.33         1.29 - 2.44     -10.61 - -10.48
     2012...   546     13.66 - 14.92     7,959       1.01         1.29 - 2.59       5.82 -   7.24
     2011...   581     12.91 - 13.91     7,910       2.00         1.29 - 2.59       8.68 -  10.13
     2010...   723     11.96 - 12.63     8,968       1.42         1.29 - 2.44       5.37 -   6.61
     2009...   832     11.35 - 11.85     9,721       2.84         1.29 - 2.44      15.39 -  16.75

     PIMCO VIT Total Return (Advisor Shares)
     2013... 1,297     13.24 - 14.66    18,497       2.11         1.29 - 2.59      -4.60 -  -3.32
     2012... 1,583     13.88 - 15.16    23,459       2.51         1.29 - 2.59       6.65 -   8.08
     2011... 1,912     13.01 - 14.03    26,297       2.45         1.29 - 2.59       0.83 -   2.18
     2010... 2,369     12.91 - 13.73    31,973       2.38         1.29 - 2.59       5.21 -   6.62
     2009... 2,629     12.27 - 12.88    33,411       5.11         1.29 - 2.59      11.01 -  12.49

Investments in the
  Profunds VP
   Sub-Accounts
     ProFund VP Financials
     2013...    <1      8.87 -  8.87         4         --         1.50 - 1.50      30.12 -  30.12
     2012...    <1      6.82 -  6.82         4       0.11         1.50 - 1.50      22.88 -  22.88
     2011...    <1      5.55 -  5.55         3         --         1.50 - 1.50     -15.11 - -15.11
     2010...    <1      6.54 -  6.54         1         --         1.50 - 1.50     -34.64 -   9.29
     2009...    <1      6.03 - 12.81        --         --         1.00 - 2.90      13.87 -  28.14

     ProFund VP Health Care
     2013...    <1     17.21 - 17.21         5         --         1.50 - 1.50      37.69 -  37.69
     2012...    <1     12.50 - 12.50         3       0.37         1.50 - 1.50      15.66 -  15.66
     2011...    <1     10.80 - 10.80         3       0.40         1.50 - 1.50       8.49 -   8.49
     2010...    <1      9.96 -  9.96        --         --         1.50 - 1.50       1.32 -   1.32
     2009...    <1      9.83 -  9.83        --         --         1.50 - 1.50      17.79 -  17.79

     ProFund VP Mid-Cap Value
     2013...    --       N/A -   N/A        --       0.70           N/A - N/A         N/A -   N/A
     2012...    <1     10.76 - 10.76         5       0.15         1.50 - 1.50      14.84 -  14.84
     2011...    <1      9.37 -  9.37         4       0.17         1.50 - 1.50      -5.34 -  -5.34
     2010...    <1      9.90 -  9.90         4       0.30         1.50 - 1.50      18.67 -  18.67
     2009...    <1      8.34 -  8.34         4       1.97         1.50 - 1.50      28.94 -  28.94

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Profunds VP
   Sub-Accounts (continued):
     ProFund VP Telecommunications
     2013.........    <1   $11.15 - 11.15    $      4       0.03%       1.50 - 1.50%     10.41 -  10.41%
     2012.........    <1    10.10 - 10.10           3       3.90        1.50 - 1.50      14.79 -  14.79
     2011.........    <1     8.80 -  8.80           3       4.20        1.50 - 1.50       0.36 -   0.36
     2010.........    <1     8.77 -  8.77           1       5.13        1.50 - 1.50      13.97 -  13.97
     2009.........    <1     7.69 -  7.69          --       9.52        1.50 - 1.50       5.73 -   5.73

     ProFund VP Utilities
     2013.........     2    10.49 - 10.49          20       0.03        1.50 - 1.50      11.64 -  11.64
     2012.........     2     9.40 -  9.40          18       1.36        1.50 - 1.50      -1.34 -  -1.34
     2011.........     5     9.52 -  9.52          50       2.47        1.50 - 1.50      15.77 -  15.77
     2010.........     5     8.23 -  8.23          44       3.05        1.50 - 1.50       4.38 -   4.38
     2009.........     4     7.88 -  7.88          29       6.68        1.50 - 1.50       9.10 -   9.10

Investments in the
  Putnam Variable Trust
   Sub-Accounts:
     VT American Government Income
     2013......... 1,241    15.35 - 19.04      20,484       1.40        0.80 - 2.15      -2.62 -  -1.27
     2012......... 1,586    15.77 - 19.29      26,870       2.59        0.80 - 2.15      -0.34 -   1.04
     2011......... 1,896    15.82 - 19.09      32,176       3.81        0.80 - 2.15       4.51 -   5.94
     2010......... 2,370    15.14 - 18.02      37,973       7.87        0.80 - 2.15       2.90 -   4.32
     2009......... 2,804    14.71 - 17.28      43,436       4.22        0.80 - 2.15      18.40 -  20.03

     VT Capital Opportunities
     2013.........   196    25.10 - 28.58       5,255       0.53        0.80 - 2.00      31.42 -  33.03
     2012.........   219    19.10 - 21.48       4,443       0.40        0.80 - 2.00      13.45 -  13.57
     2011.........   264    16.82 - 18.94       4,748       0.14        0.80 - 2.15      -8.12 -  -6.86
     2010.........   301    18.30 - 20.33       5,847       0.23        0.80 - 2.15      26.75 -  28.50
     2009.........   290    14.44 - 15.82       4,415       0.54        0.80 - 2.15      42.49 -  44.46

     VT Diversified Income
     2013......... 1,484    17.29 - 21.01      27,839       3.30        0.80 - 2.15       5.50 -   6.95
     2012......... 1,758    16.39 - 19.65      31,046       5.75        0.80 - 2.15       9.12 -  10.63
     2011......... 2,041    15.02 - 17.76      32,796      10.06        0.80 - 2.15      -5.24 -  -3.94
     2010......... 2,431    15.85 - 18.49      40,914      14.58        0.80 - 2.15      10.25 -  11.77
     2009......... 3,023    14.38 - 16.54      45,809       7.06        0.80 - 2.15      52.02 -  54.11

     VT Equity Income
     2013......... 3,717    12.57 - 25.67      81,756       2.05        0.80 - 2.59      28.99 -  31.36
     2012......... 4,565     9.74 - 19.55      76,738       2.38        0.80 - 2.59      16.21 -  18.35
     2011......... 5,590     8.38 - 16.52      80,063       1.87        0.80 - 2.59     -35.70 -   1.11
     2010......... 6,698     8.44 - 16.33      95,741       1.92        0.80 - 2.59     -28.97 -  11.71
     2009......... 7,991     7.70 - 14.62     103,261       1.70        0.80 - 2.59      26.43 -  33.92

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                         FOR THE YEAR ENDED DECEMBER 31,
                   ---------------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS          UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S)      LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------      ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable Trust
   Sub-Accounts (continued):
     VT George Putnam Balanced
     2013.........  4,309       $13.05 - 14.73    $ 58,941      1.78%        0.80 - 2.69%    14.92 -  17.15%
     2012.........  5,104        11.36 - 12.57      60,167      2.00         0.80 - 2.69      9.50 -  11.63
     2011.........  5,948        10.37 - 11.26      63,363      2.17         0.80 - 2.69      0.01 -   1.95
     2010.........  7,236        10.37 - 11.05      76,076      5.12         0.80 - 2.69      7.85 -   9.94
     2009.........  8,496         9.62 - 10.05      81,676      4.47         0.80 - 2.69     22.25 -  24.62

     VT Global Asset Allocation
     2013.........  1,470        16.83 - 18.37      25,064      1.85         0.80 - 2.44     18.42 -  18.54
     2012.........  1,667        14.20 - 15.52      24,354      0.77         0.80 - 2.59     11.23 -  13.28
     2011.........  2,013        12.53 - 13.95      26,313      4.63         0.80 - 2.59     -2.99 -  -1.21
     2010.........  2,438        12.69 - 14.38      32,764      5.64         0.80 - 2.59     11.72 -  13.77
     2009.........  2,788        11.15 - 12.87      32,863      5.58         0.80 - 2.59     31.71 -  34.12

     VT Global Equity
     2013.........  1,632         7.75 - 11.72      18,696      1.52         0.80 - 2.15     29.14 -  30.92
     2012.........  1,893         6.00 -  8.95      16,629      1.69         0.80 - 2.15     17.59 -  19.22
     2011.........  2,226         5.10 -  7.51      16,534      2.10         0.80 - 2.15     -6.99 -  -5.71
     2010.........  2,785         5.49 -  7.96      21,878      2.20         0.80 - 2.15      7.48 -   8.96
     2009.........  3,494         5.10 -  7.31      25,105        --         0.80 - 2.15     27.18 -  28.93

     VT Global Health Care
     2013.........  1,449        19.80 - 22.68      29,447      1.13         0.80 - 2.49     38.14 -  40.53
     2012.........  1,678        14.33 - 16.14      24,419      1.35         0.80 - 2.49     19.22 -  21.29
     2011.........  1,982        12.02 - 13.31      23,902      0.87         0.80 - 2.49     -3.63 -  -1.97
     2010.........  2,434        12.47 - 13.58      30,167      1.95         0.80 - 2.49     -0.08 -   1.65
     2009.........  2,932        12.48 - 13.36      35,955        --         0.80 - 2.49     22.87 -  24.99

     VT Global Utilities
     2013.........    883        12.84 - 18.32      11,550      2.58         0.80 - 2.69     10.75 -  12.91
     2012.........  1,040        11.37 - 16.54      12,146      3.81         0.80 - 2.69      2.21 -   4.20
     2011.........  1,245        10.91 - 16.18      14,107      3.65         0.80 - 2.69     -7.95 -  -6.16
     2010.........  1,528        11.63 - 17.58      18,568      4.00         0.80 - 2.69     -0.90 -   1.02
     2009.........  1,865        11.51 - 17.74      22,486      3.78         0.80 - 2.69      4.47 -   6.50

     VT Growth and Income
     2013......... 10,395        17.47 - 18.19     157,751      1.72         0.70 - 2.69     32.03 -  34.73
     2012......... 12,240        12.97 - 13.77     139,367      1.79         0.70 - 2.69     15.93 -  18.30
     2011......... 14,617        10.96 - 11.88     141,861      1.30         0.70 - 2.69     -7.20 -  -5.31
     2010......... 17,810        11.58 - 12.80     184,255      1.54         0.70 - 2.69     11.30 -  13.58
     2009......... 21,905        10.19 - 11.50     200,607      2.59         0.70 - 2.69     26.32 -  28.91

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                 AT DECEMBER 31,                        FOR THE YEAR ENDED DECEMBER 31,
                       --------------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS         UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S)     LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------     ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable Trust
   Sub-Accounts (continued):
     VT Growth Opportunities
     2013.............  1,549      $ 6.26 -  7.59    $ 10,806       0.50%        0.80 - 2.15%    33.21 -  35.05%
     2012.............  1,847        4.70 -  5.62       9,608       0.09         0.80 - 2.15     15.03 -  16.62
     2011.............  2,117        4.09 -  4.82       9,501       0.17         0.80 - 2.15     -6.18 -  -4.89
     2010.............  2,306        4.36 -  5.07      10,973       0.21       0.80  -  2.15     14.79 -  16.38
     2009.............  2,856        3.80 -  4.35      11,750       0.75       0.80  -  2.15     37.83 -  39.73

     VT High Yield
     2013.............  1,804       21.36 - 23.07      39,729       7.15         0.80 - 2.54      5.67 -   6.99
     2012.............  2,136       20.22 - 21.56      44,425       7.81         0.80 - 2.59     13.00 -  15.08
     2011.............  2,500       17.89 - 18.73      45,504       8.21         0.80 - 2.59     -0.87 -   0.94
     2010.............  3,100       18.05 - 18.56      56,454       7.51         0.80 - 2.59     11.09 -  13.13
     2009.............  3,703       16.25 - 16.40      59,793      10.29         0.80 - 2.59     46.30 -  48.98

     VT Income
     2013.............  4,977       13.67 - 19.77      81,699       3.90         0.80 - 2.54     -0.72 -  -1.06
     2012.............  5,874       13.77 - 19.56      95,918       5.15         0.80 - 2.54      7.92 -   9.86
     2011.............  6,875       12.76 - 17.81     102,954       9.15         0.80 - 2.54      2.34 -   4.16
     2010.............  8,791       12.47 - 17.10     127,121      11.26         0.80 - 2.54      7.08 -   8.99
     2009............. 10,248       11.64 - 15.69     137,453       5.87         0.80 - 2.54     42.93 -  45.48

     VT International Equity
     2013.............  6,439       13.02 - 17.40      97,085       1.46         0.70 - 2.59     24.76 -  27.18
     2012.............  7,707       10.23 - 13.95      92,599       2.26         0.70 - 2.59     18.75 -  21.06
     2011.............  9,304        8.45 - 11.74      93,329       3.43         0.70 - 2.59    -23.28 - -17.51
     2010............. 10,864       10.25 - 14.51     132,418       3.50         0.70 - 2.59      1.61 -   9.26
     2009............. 13,331        9.38 - 13.54     149,649         --         0.70 - 2.59     21.40 -  23.76

     VT International Growth
     2013.............  1,126        8.53 - 13.59      14,739       1.05         0.80 - 2.15     19.74 -  21.39
     2012.............  1,306        7.12 - 11.20      14,073       1.48         0.80 - 2.15     18.40 -  20.04
     2011.............  1,545        6.02 -  9.33      14,000       2.52         0.80 - 2.15    -19.66 - -18.55
     2010.............  1,737        7.49 - 11.45      19,448       2.77         0.80 - 2.15      9.79 -  11.31
     2009.............  2,263        6.82 - 10.29      22,562       1.37         0.80 - 2.15     35.39 -  37.26

     VT International Value
     2013.............  1,096       12.46 - 15.85      16,375       2.53         0.80 - 2.15     19.59 -  21.23
     2012.............  1,238       10.42 - 13.08      15,369       3.14         0.80 - 2.15     19.08 -  20.73
     2011.............  1,543        8.75 - 10.83      15,943       2.74         0.80 - 2.15    -15.63 - -14.47
     2010.............  1,943       10.37 - 12.66      23,612       3.26         0.80 - 2.15      4.82 -   6.27
     2009.............  2,451        9.90 - 11.92      28,222         --         0.80 - 2.15     23.48 -  25.18

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                     FOR THE YEAR ENDED DECEMBER 31,
                       ------------------------------------ ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS      UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S)  LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------  ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable Trust
   Sub-Accounts (continued):
     VT Investors
     2013.............  4,884   $11.58 - 17.79    $ 57,858      1.51%        0.80 - 2.44%     31.83 -  34.04%
     2012.............  5,775     8.64 - 13.50      51,364      1.37         0.80 - 2.44      13.97 -  15.89
     2011.............  6,981     7.46 - 11.84      53,722      1.15         0.80 - 2.44      -8.52 -  -0.76
     2010.............  8,264     7.51 - 12.13      64,481      1.24         0.80 - 2.44       4.16 -  13.01
     2009............. 10,361     6.65 - 10.92      71,150      1.16         0.80 - 2.44      27.63 -  29.78

     VT Money Market
     2013.............  6,570     8.72 - 11.67      65,393      0.01         0.80 - 2.59      -2.58 -  -0.79
     2012.............  8,055     8.95 - 11.77      81,873      0.01         0.80 - 2.59      -2.59 -  -0.79
     2011.............  8,989     9.19 - 11.86      92,775      0.01         0.80 - 2.59      -2.57 -  -0.79
     2010............. 10,950     9.43 - 11.96     114,784      0.04         0.80 - 2.59      -2.55 -  -0.76
     2009............. 13,389     9.68 - 12.05     142,436      0.21         0.80 - 2.59      -2.39 -  -0.59

     VT Multi Cap Growth
     2013.............  7,351    11.64 - 20.73      85,227      0.51         0.80 - 2.69      32.77 -  35.35
     2012.............  8,569     8.60 - 15.62      74,102      0.25         0.80 - 2.69      13.61 -  15.82
     2011............. 10,185     7.42 - 13.74      76,544      0.27         0.80 - 2.69      -7.63 -  -5.84
     2010............. 12,642     7.88 - 14.88     101,745      0.25         0.80 - 2.69      16.34 -  18.60
     2009.............  8,619     6.65 - 12.79      57,927      0.38         0.80 - 2.69      28.58 -  31.08

     VT Multi Cap Value
     2013.............    301    24.42 - 27.81       7,871      1.20         0.80 - 2.00      39.23 -  40.93
     2012.............    348    17.54 - 19.73       6,488      0.40         0.80 - 2.00      13.93 -  15.32
     2011.............    382    15.40 - 17.11       6,220      0.28         0.80 - 2.00      -7.01 -  -5.88
     2010.............    471    16.56 - 18.18       8,199      0.31         0.80 - 2.00      21.58 -  23.07
     2009.............    564    13.53 - 14.77       8,018      0.31         0.80 - 2.10      36.08 -  37.89

     VT Research
     2013.............  1,932    14.27 - 19.12      26,998      1.13         0.80 - 2.34      30.24 -  32.30
     2012.............  2,279    10.78 - 14.68      24,258      1.08         0.80 - 2.34      15.15 -  16.97
     2011.............  2,810     9.22 - 12.75      25,746      0.83         0.80 - 2.34      -4.04 -  -2.53
     2010.............  3,483     9.46 - 13.29      32,906      1.04         0.80 - 2.34      13.66 -  15.45
     2009.............  4,329     8.19 - 11.69      35,684      1.10         0.80 - 2.34      30.07 -  32.12

     VT Small Cap Value
     2013.............  1,813    18.89 - 22.08      48,018      0.88         0.70 - 2.30      36.44 -  38.63
     2012.............  2,165    13.85 - 15.93      41,992      0.47         0.70 - 2.30      14.81 -  16.67
     2011.............  2,623    12.06 - 13.65      43,849      0.51         0.70 - 2.30      -6.89 -  -5.39
     2010.............  3,255    12.95 - 14.43      57,624      0.30         0.70 - 2.30      23.12 -  25.11
     2009.............  3,821    10.52 - 11.54      55,216      1.61         0.70 - 2.30      28.54 -  30.62

     VT Voyager
     2013.............  8,343    14.28 - 19.41     119,381      0.81         0.80 - 2.69      39.86 -  42.58
     2012............. 10,008    10.02 - 13.88     101,747      0.36         0.80 - 2.69      11.15 -  40.64
     2011............. 11,845     7.12 - 12.48     107,441        --         0.70 - 2.69     -20.06 - -18.42
     2010............. 13,951     8.73 - 15.62     156,358      1.28         0.70 - 2.69      17.55 -  19.96
     2009............. 17,282     7.28 - 13.28     161,418      0.81         0.70 - 2.69      59.49 -  62.75

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal Institutional Funds, Inc.
   Sub-Accounts:
     Van Kampen UIF Core Plus Fixed Income
     2013.........    48   $13.53 - 14.43    $   659       3.73%        1.35 - 1.85%     -2.16 -  -1.66%
     2012.........    64    13.83 - 14.67        910       4.84         1.35 - 1.85       7.41 -   7.96
     2011.........    74    12.87 - 13.59        994       3.62         1.35 - 1.85       3.70 -   4.23
     2010.........    75    12.41 - 13.04        967       6.74         1.35 - 1.85       5.16 -   5.70
     2009.........   102    11.81 - 12.34      1,237       8.60         1.35 - 1.85       7.62 -   8.16

     Van Kampen UIF Emerging Markets Equity
     2013......... 1,142    19.44 - 27.55     23,231       1.18         0.70 - 2.20      -3.18 -  -1.72
     2012......... 1,377    19.77 - 28.46     28,583         --         0.70 - 2.20      17.34 -  19.11
     2011......... 1,607    16.60 - 24.25     28,314       0.40         0.70 - 2.20     -20.00 - -18.79
     2010......... 1,868    20.44 - 30.31     41,174       0.58         0.70 - 2.20      16.44 -  18.19
     2009......... 1,949    17.30 - 26.03     36,845         --         0.70 - 2.20      66.15 -  68.66

     Van Kampen UIF Global Tactical Asset Allocation Portfolio (ae)
     2013......... 6,536    13.45 - 14.88     92,037       0.20         0.70 - 2.20      13.42 -  15.14
     2012......... 1,140    11.68 - 13.12     12,307       2.13         0.70 - 2.20      11.36 -  13.05
     2011......... 1,320    10.33 - 11.78     12,723       1.31         0.70 - 2.20      -4.35 -   3.02
     2010......... 1,623    10.80 - 12.50     16,486       2.90         0.70 - 2.20       3.39 -   4.95
     2009......... 1,980    10.29 - 12.09     19,324       2.82         0.70 - 2.20      29.65 -  31.61

     Van Kampen UIF Growth
     2013......... 1,540    16.89 - 20.88     27,382       0.43         0.70 - 2.69      44.09 -  47.04
     2012......... 1,901    11.49 - 14.49     23,350         --         0.70 - 2.69      11.29 -  13.58
     2011......... 2,255    10.11 - 13.02     24,622       0.11         0.70 - 2.69      -5.41 -  -3.48
     2010......... 2,712    10.48 - 13.77     30,980       0.12         0.70 - 2.69      19.56 -  22.00
     2009......... 3,168     8.59 - 11.51     30,116         --         0.70 - 2.69      61.10 -  64.40

     Van Kampen UIF Mid Cap Growth
     2013.........   651    24.60 - 28.52     16,585       0.35         0.70 - 2.30      34.36 -  36.53
     2012.........   820    18.31 - 20.89     15,471         --         0.70 - 2.30       6.21 -   7.93
     2011......... 1,019    17.24 - 19.36     17,983       0.34         0.70 - 2.30      -9.23 -  -7.77
     2010......... 1,218    18.99 - 20.99     23,536         --         0.70 - 2.30      29.31 -  31.39
     2009......... 1,424    14.68 - 15.97     21,180         --         0.70 - 2.30      54.08 -  56.56

     Van Kampen UIF U.S. Real Estate
     2013.........   597    22.74 - 41.48     18,746       1.11         0.70 - 2.30      -0.27 -   1.34
     2012.........   682    22.80 - 40.93     21,401       0.87         0.70 - 2.30      13.20 -  15.03
     2011.........   793    20.14 - 35.59     21,863       0.84         0.70 - 2.30       3.52 -   5.18
     2010.........   972    19.46 - 33.83     25,796       2.18         0.70 - 2.30      27.01 -  29.06
     2009......... 1,134    15.32 - 26.22     23,487       2.84         0.70 - 2.30      25.43 -  27.46

(ae) On April 26, 2013, Strategist merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal Institutional Funds, Inc. (Class II)
   Sub-Accounts:
     Van Kampen UIF Emerging Markets Debt (Class II)
     2013.........   524   $17.53 - 20.19    $12,012       3.91%        1.29 - 2.59%    -11.12 -  -9.93%
     2012.........   605    22.42 - 24.17     15,434       2.78         1.29 - 2.59      14.82 -  16.35
     2011.........   782    19.26 - 21.05     17,195       3.46         1.29 - 2.59       4.12 -   5.51
     2010......... 1,023    18.26 - 20.22     21,338       4.20         1.29 - 2.59     -12.16 -   6.90
     2009......... 1,148    16.86 - 18.91     22,075       7.70         1.29 - 2.59      26.74 -  28.43

     Van Kampen UIF Emerging Markets Equity (Class II)
     2013.........   274    30.57 - 35.21      9,293       1.11         1.29 - 2.59      -3.66 -  -2.38
     2012.........   338    31.73 - 36.07     11,766         --         1.29 - 2.59      16.73 -  18.29
     2011.........   422    27.18 - 30.49     12,492       0.36         1.29 - 2.59     -20.35 - -19.29
     2010.........   511    34.13 - 37.78     18,755       0.56         1.29 - 2.59      15.87 -  17.41
     2009.........   593    29.46 - 32.18     18,635         --         1.29 - 2.59      65.71 -  67.92

     Van Kampen UIF Global Franchise (Class II)
     2013......... 1,856    23.43 - 24.92     46,553       2.64         1.29 - 2.59      16.56 -  18.12
     2012......... 2,389    19.84 - 21.38     51,202       2.25         1.29 - 2.59      12.59 -  14.10
     2011......... 2,988    17.38 - 18.99     56,372       3.31         1.29 - 2.59       7.65 -  28.99
     2010......... 3,715    16.15 - 17.87     65,406       0.54         1.29 - 2.59      11.10 -  12.58
     2009......... 4,693    14.35 - 16.09     74,017       7.63         1.29 - 2.59      26.21 -  27.89

     Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II) (ag)
     2013 (m)..... 2,266    15.13 - 17.42     31,979       0.12         1.29 - 2.59       8.25 -   9.24

     Van Kampen UIF Growth (Class II)
     2013.........   288    23.39 - 23.45      7,194       0.21         1.29 - 2.59      43.90 -  45.82
     2012.........   394    16.04 - 16.29      6,732         --         1.29 - 2.59      11.09 -  12.58
     2011.........   509    14.25 - 14.67      7,708         --         1.29 - 2.59      -4.29 -   7.62
     2010.........   633    14.89 - 15.53     10,101         --         1.29 - 2.59      19.44 -  21.03
     2009.........   756    12.30 - 13.00     10,008         --         1.29 - 2.59      60.87 -  63.02

     Van Kampen UIF Mid Cap Growth (Class II)
     2013......... 1,037    16.91 - 29.22     23,805       0.24         1.29 - 2.59      33.93 -  35.71
     2012......... 1,394    12.46 - 21.82     23,493         --         1.29 - 2.59       5.67 -   7.09
     2011......... 1,641    11.63 - 20.65     26,252       0.25         1.29 - 2.59      -8.37 -  73.05
     2010......... 2,000    12.70 - 22.84     35,651         --         1.29 - 2.59      28.85 -  30.56
     2009......... 2,520     9.72 - 17.72     34,343         --         1.29 - 2.59      53.29 -  55.34

(m) For the period beginning April 26, 2013 and ended December 31, 2013
(ag) On April 26, 2013, Strategist (Class Y Shares) merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                         AT DECEMBER 31,                       FOR THE YEAR ENDED DECEMBER 31,
               -------------------------------------- ------------------------------------------------
                         ACCUMULATION                                    EXPENSE            TOTAL
               UNITS      UNIT VALUE      NET ASSETS   INVESTMENT        RATIO**          RETURN***
               (000S)  LOWEST TO HIGHEST    (000S)    INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------  -----------------  ----------  ------------- ----------------- -----------------
Investments in the
  The Universal Institutional Funds, Inc. (Class II)
   Sub-Accounts (continued):
     Van Kampen UIF Small Company Growth (Class II)
     2013.....   363    $31.84 - 36.68     $12,718         -- %        1.29 - 2.59%     66.90 -  69.12%
     2012.....   474     19.08 - 21.69       9,880          --         1.29 - 2.59      11.73 -  13.22
     2011.....   601     17.08 - 19.16      11,112        4.01         1.29 - 2.59     -11.08 -  -9.89
     2010.....   752     19.20 - 21.26      15,510          --         1.29 - 2.59      23.28 -  24.93
     2009.....   886     15.58 - 17.02      14,682          --         1.29 - 2.59      42.85 -  44.75

     Van Kampen UIF U.S. Real Estate (Class II)
     2013..... 1,348     22.60 - 26.04      36,894        0.86         1.29 - 2.59      -0.88 -   0.44
     2012..... 1,553     25.88 - 25.92      42,444        0.60         1.29 - 2.59      12.79 -  13.95
     2011..... 1,894     22.71 - 22.98      45,526        0.54         1.29 - 2.59      -8.67 -   2.93
     2010..... 2,367     21.78 - 22.14      54,626        1.97         1.29 - 2.69       6.05 -  27.86
     2009..... 2,830     17.03 - 17.56      51,314        2.71         1.29 - 2.69      25.03 -  26.84

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
        CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                        Year Ended December 31,
($ in millions)                                         ----------------------
                                                         2013    2012    2011
                                                        ------  ------  ------
Revenues
   Premiums (net of reinsurance ceded of $367,
     $402 and $447).................................... $  613  $  593  $  624
   Contract charges (net of reinsurance ceded
     of $251, $252 and $283)...........................  1,054   1,029   1,008
   Net investment income...............................  2,485   2,597   2,637
   Realized capital gains and losses:
       Total other-than-temporary impairment
         losses........................................    (49)    (60)   (279)
       Portion of loss recognized in other
         comprehensive income..........................     (3)     (8)    (14)
                                                        ------  ------  ------
          Net other-than-temporary impairment
            losses recognized in earnings..............    (52)    (68)   (293)
       Sales and other realized capital gains
         and losses....................................    128      52     683
                                                        ------  ------  ------
          Total realized capital gains and
            losses.....................................     76     (16)    390
                                                        ------  ------  ------
                                                         4,228   4,203   4,659
                                                        ------  ------  ------
Costs and expenses
   Contract benefits (net of reinsurance ceded
     of $331, $644 and $631)...........................  1,606   1,521   1,502
   Interest credited to contractholder funds
     (net of reinsurance ceded of $27, $28 and
     $27)..............................................  1,251   1,289   1,608
   Amortization of deferred policy acquisition
     costs.............................................    240     324     430
   Operating costs and expenses........................    434     437     394
   Restructuring and related charges...................      6      --       1
   Interest expense....................................     23      45      45
                                                        ------  ------  ------
                                                         3,560   3,616   3,980
                                                        ------  ------  ------
(Loss) gain on disposition of operations...............   (687)     18      15
                                                        ------  ------  ------
(Loss) income from operations before income tax
  expense                                                  (19)    605     694

Income tax expense.....................................     19     179     225
                                                        ------  ------  ------
Net (loss) income                                          (38)    426     469
                                                        ------  ------  ------
Other comprehensive (loss) income, after-tax
   Change in unrealized net capital gains and
     losses............................................   (707)    821     275
   Change in unrealized foreign currency
     translation adjustments...........................      2      --      (1)
                                                        ------  ------  ------
       Other comprehensive (loss) income,
         after-tax.....................................   (705)    821     274
                                                        ------  ------  ------
Comprehensive (loss) income                             $ (743) $1,247  $  743
                                                        ======  ======  ======

                See notes to consolidated financial statements.
                                      1

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
                 CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

                                                            December 31,
($ in millions, except par value data)                    ----------------
                                                            2013     2012
                                                          -------  -------
Assets
Investments
   Fixed income securities, at fair value
     (amortized cost $27,427 and $41,194)................ $28,756  $44,876
   Mortgage loans........................................   4,173    5,943
   Equity securities, at fair value (cost $565
     and $310)...........................................     650      345
   Limited partnership interests.........................   2,064    1,924
   Short-term, at fair value (amortized cost $590
     and $875)...........................................     590      875
   Policy loans..........................................     623      836
   Other.................................................   1,088    1,067
                                                          -------  -------
       Total investments.................................  37,944   55,866
Cash.....................................................      93      341
Deferred policy acquisition costs........................   1,331    1,834
Reinsurance recoverables.................................   2,754    4,570
Accrued investment income................................     358      489
Other assets.............................................     256      401
Separate Accounts........................................   5,039    6,610
Assets held for sale.....................................  15,593       --
                                                          -------  -------
          Total assets................................... $63,368  $70,111
                                                          =======  =======
Liabilities
Contractholder funds..................................... $23,604  $38,634
Reserve for life-contingent contract benefits............  11,589   14,117
Unearned premiums........................................       6       20
Payable to affiliates, net...............................     100      111
Other liabilities and accrued expenses...................     838    1,286
Deferred income taxes....................................     941    1,524
Notes due to related parties.............................     282      496
Separate Accounts........................................   5,039    6,610
Liabilities held for sale................................  14,899       --
                                                          -------  -------
          Total liabilities..............................  57,298   62,798
                                                          -------  -------
Commitments and Contingent Liabilities (Notes 8
  and 12)
Shareholder's Equity
Redeemable preferred stock - series A, $100 par
  value, 1,500,000 shares authorized, none issued........      --       --
Redeemable preferred stock - series B, $100 par
  value, 1,500,000 shares authorized, none issued........      --       --
Common stock, $227 par value, 23,800 shares
  authorized and outstanding.............................       5        5
Additional capital paid-in...............................   2,690    3,190
Retained income..........................................   2,447    2,485
Accumulated other comprehensive income:
   Unrealized net capital gains and losses:
       Unrealized net capital gains and losses on
         fixed income securities with OTTI...............      31       (5)
       Other unrealized net capital gains and
         losses..........................................     997    2,405
       Unrealized adjustment to DAC, DSI and
         insurance reserves..............................    (101)    (766)
                                                          -------  -------
          Total unrealized net capital gains and
            losses.......................................     927    1,634
       Unrealized foreign currency translation
         adjustments.....................................       1       (1)
                                                          -------  -------
          Total accumulated other comprehensive
            income.......................................     928    1,633
                                                          -------  -------
          Total shareholder's equity.....................   6,070    7,313
                                                          -------  -------
          Total liabilities and shareholder's
            equity....................................... $63,368  $70,111
                                                          =======  =======

                See notes to consolidated financial statements.
                                      2

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                   Year Ended December 31,
($ in millions)                                    ----------------------
                                                    2013    2012    2011
                                                   ------  ------  ------
Common stock...................................... $    5  $    5  $    5
                                                   ------  ------  ------
Additional capital paid-in
Balance, beginning of year........................  3,190   3,190   3,189
Return of capital.................................   (500)     --      --
Gain on purchase of investments from affiliate....     --      --       1
                                                   ------  ------  ------
Balance, end of year..............................  2,690   3,190   3,190
                                                   ------  ------  ------
Retained income
Balance, beginning of year........................  2,485   2,060   1,587
Net (loss) income.................................    (38)    426     469
Loss on reinsurance agreement with an affiliate...     --      (1)     --
Forgiveness of payable due to parent..............     --      --       4
                                                   ------  ------  ------
Balance, end of year..............................  2,447   2,485   2,060
                                                   ------  ------  ------
Accumulated other comprehensive income
Balance, beginning of year........................  1,633     812     538
Change in unrealized net capital gains and losses.   (707)    821     275
Change in unrealized foreign currency translation
  adjustments.....................................      2      --      (1)
                                                   ------  ------  ------
Balance, end of year..............................    928   1,633     812
                                                   ------  ------  ------
Total shareholder's equity........................ $6,070  $7,313  $6,067
                                                   ======  ======  ======

                See notes to consolidated financial statements.
                                      3

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                    Year Ended December 31,
($ in millions)                                   --------------------------
                                                    2013     2012     2011
                                                  -------  -------  --------
Cash flows from operating activities
Net (loss) income................................ $   (38) $   426  $    469
Adjustments to reconcile net (loss)
  income to net cash provided by
  operating activities:
   Amortization and other non-cash items.........     (73)     (25)      (61)
   Realized capital gains and losses.............     (76)      16      (390)
   Loss (gain) on disposition of
     operations..................................     687      (18)      (15)
   Interest credited to contractholder
     funds.......................................   1,251    1,289     1,608
   Changes in:
       Policy benefits and other
         insurance reserves......................    (634)    (656)     (568)
       Unearned premiums.........................      (2)      (3)       (4)
       Deferred policy acquisition costs.........     (14)      62       189
       Reinsurance recoverables, net.............     (54)    (157)     (259)
       Income taxes..............................      33      248       164
       Other operating assets and
         liabilities.............................     (65)     (35)      (46)
                                                  -------  -------  --------
          Net cash provided by operating
            activities...........................   1,015    1,147     1,087
                                                  -------  -------  --------
Cash flows from investing activities
Proceeds from sales
   Fixed income securities.......................   4,046    6,674    11,490
   Equity securities.............................     265       22        70
   Limited partnership interests.................     387      201       175
   Mortgage loans................................      24       15        97
   Other investments.............................      38      111       153
Investment collections
   Fixed income securities.......................   4,168    3,077     3,072
   Mortgage loans................................     926    1,022       692
   Other investments.............................      88       84        93
Investment purchases
   Fixed income securities.......................  (4,348)  (7,458)  (10,002)
   Equity securities.............................    (453)    (201)      (14)
   Limited partnership interests.................    (597)    (507)     (397)
   Mortgage loans................................    (522)    (449)     (820)
   Other investments.............................     (81)    (159)     (340)
Change in short-term investments, net............    (108)      16       463
Change in policy loans and other
  investments, net...............................      76       56      (280)
Disposition of operations........................      --       13        --
                                                  -------  -------  --------
          Net cash provided by investing
            activities...........................   3,909    2,517     4,452
                                                  -------  -------  --------
Cash flows from financing activities
Contractholder fund deposits.....................   2,062    2,061     1,871
Contractholder fund withdrawals..................  (6,520)  (5,490)   (7,218)
Return of capital................................    (500)      --        --
Repayment of notes due to related parties........    (214)    (204)       --
                                                  -------  -------  --------
          Net cash used in financing
            activities...........................  (5,172)  (3,633)   (5,347)
                                                  -------  -------  --------
Net (decrease) increase in cash..................    (248)      31       192
Cash at beginning of year........................     341      310       118
                                                  -------  -------  --------
Cash at end of year.............................. $    93  $   341  $    310
                                                  =======  =======  ========

                See notes to consolidated financial statements.
                                      4

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. General

Basis of presentation

   The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned subsidiaries (collectively referred to as the "Company"). ALIC is wholly owned by Allstate Insurance Company ("AIC"), which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

   To conform to the current year presentation, certain amounts in the prior year notes to consolidated financial statements have been reclassified.

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Nature of operations

   The Company sells life insurance and voluntary accident and health insurance products. The principal products are interest-sensitive, traditional and variable life insurance. Effective January 1, 2014, the Company no longer offers fixed annuities such as deferred and immediate annuities. Institutional products consisting of funding agreements sold to unaffiliated trusts that use them to back medium-term notes were offered prior to 2009. The following table summarizes premiums and contract charges by product.

                                                          2013   2012   2011
   ($ in millions)                                       ------ ------ ------
   Premiums
      Traditional life insurance........................ $  471 $  449 $  420
      Immediate annuities with life contingencies.......     37     45    106
      Accident and health insurance.....................    105     99     98
                                                         ------ ------ ------
          Total premiums................................    613    593    624
   Contract charges
      Interest-sensitive life insurance.................  1,036  1,011    975
      Fixed annuities...................................     18     18     33
                                                         ------ ------ ------
          Total contract charges........................  1,054  1,029  1,008
                                                         ------ ------ ------
             Total premiums and contract charges........ $1,667 $1,622 $1,632
                                                         ====== ====== ======

   The Company, through several subsidiaries, is authorized to sell life insurance and retirement products in all 50 states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. For 2013, the top geographic locations for statutory premiums and annuity considerations were California, Texas, Florida and New York. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. The Company distributes its products through Allstate exclusive agencies and exclusive financial specialists, and workplace enrolling independent agents in New York.

   The Company has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in interest rates, credit spreads, equity prices or currency exchange rates. The Company's primary market risk exposures are to changes in interest rates, credit spreads and equity prices. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets and liabilities. This risk arises from many of the Company's primary activities, as it invests substantial funds in interest-sensitive assets and issues interest-sensitive liabilities. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields. Credit spread risk is the risk that the Company will incur a loss due to adverse changes in credit spreads. This risk arises from many of the Company's primary activities, as the Company invests substantial funds in spread-sensitive fixed income assets. Equity price risk is the risk that the Company will incur losses due to adverse changes in the general levels of the equity markets.

   The Company monitors economic and regulatory developments that have the potential to impact its business. Federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures from time to time consider legislation that would reduce or eliminate the favorable policyholder tax treatment currently applicable to life insurance and annuities. Congress and various state legislatures also consider proposals to reduce the taxation of certain products or investments that may compete with life insurance or annuities. Legislation that increases the taxation on insurance products or reduces the taxation on competing products could lessen the advantage or create a disadvantage for certain of the Company's products making them less competitive. Such proposals, if adopted, could have an adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2. Summary of Significant Accounting Policies

Investments

   Fixed income securities include bonds, asset-backed securities ("ABS"), residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and redeemable preferred stocks. Fixed income securities, which may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, certain deferred policy acquisition costs ("DAC"), certain deferred sales inducement costs ("DSI") and certain reserves for life-contingent contract benefits, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs, including prepayments, is reflected as a component of investment collections within the Consolidated Statements of Cash Flows.

   Mortgage loans are carried at unpaid principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected.

   Equity securities primarily include common stocks, exchange traded and mutual funds, non-redeemable preferred stocks and real estate investment trust equity investments. Equity securities are designated as available for sale and are carried at fair value. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income.

   Investments in limited partnership interests, including interests in private equity/debt funds, real estate funds, hedge funds and tax credit funds, where the Company's interest is so minor that it exercises virtually no influence over operating and financial policies are accounted for in accordance with the cost method of accounting; all other investments in limited partnership interests are accounted for in accordance with the equity method of accounting ("EMA").

   Short-term investments, including money market funds, commercial paper and other short-term investments, are carried at fair value. Policy loans are carried at unpaid principal balances. Other investments primarily consist of agent loans, bank loans, notes due from related party and derivatives. Agent loans are loans issued to exclusive Allstate agents and are carried at unpaid principal balances, net of valuation allowances and unamortized deferred fees or costs. Bank loans are primarily senior secured corporate loans and are carried at amortized cost. Notes due from related party are carried at outstanding principal balances. Derivatives are carried at fair value.

   Investment income primarily consists of interest, dividends, income from certain derivative transactions, income from cost method limited partnership interests, and, in 2013 and 2012, income from EMA limited partnership interests. Interest is recognized on an accrual basis using the effective yield method and dividends are recorded at the ex-dividend date. Interest income for ABS, RMBS and CMBS is determined considering estimated pay-downs, including prepayments, obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For ABS, RMBS and CMBS of high credit quality with fixed interest rates, the effective yield is recalculated on a retrospective basis. For all others, the effective yield is recalculated on a prospective basis. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable. Accrual of income is suspended for mortgage loans, bank loans and agent loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on investments on nonaccrual status are generally recorded as a reduction of carrying value. Income from cost method limited partnership interests is recognized upon receipt of amounts distributed by the partnerships. Income from EMA limited partnership interests is recognized based on the Company's share of the partnerships' net income, including unrealized gains and losses, and is recognized on a delay due to the availability of the related financial statements. Income recognition on private equity/debt funds, real estate funds and tax credit funds is generally on a three month delay and income recognition on other funds is generally on a one month delay.

   Realized capital gains and losses include gains and losses on investment sales, write-downs in value due to other-than-temporary declines in fair value, adjustments to valuation allowances on mortgage loans and agent loans, periodic changes in fair value and settlements of certain derivatives including hedge ineffectiveness, and, in 2011, income from EMA limited partnership interests. Realized capital gains and losses on investment sales, including principal payments, are determined on a specific identification basis.

Derivative and embedded derivative financial instruments

   Derivative financial instruments include interest rate swaps, credit default swaps, futures (interest rate and equity), options (including swaptions), interest rate caps, warrants, foreign currency swaps, foreign currency forwards and certain investment risk transfer reinsurance agreements. Derivatives required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in certain fixed income securities, equity-indexed life and annuity contracts, reinsured variable annuity contracts and certain funding agreements.

   All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in fair value of derivatives embedded in certain fixed income securities and subject to bifurcation is reported in realized capital gains and losses. The change in fair value of derivatives embedded in life and annuity product contracts and subject to bifurcation is reported in contract benefits or interest credited to contractholder funds. Cash flows from embedded derivatives subject to bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks, respectively, within the Consolidated Statements of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Consolidated Statements of Cash Flows.

   When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk for fair value hedges. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk. For a cash flow hedge, this documentation includes the exposure to changes in the variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges, if any, is reported in realized capital gains and losses.

   Fair value hedges The change in fair value of hedging instruments used in fair value hedges of investment assets or a portion thereof is reported in net investment income, together with the change in fair value of the hedged items. The change in fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof is reported in interest credited to contractholder funds, together with the change in fair value of the hedged items. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income or interest credited to contractholder funds. The amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability is adjusted for the change in fair value of the hedged risk.

   Cash flow hedges For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives representing the effective portion of the hedge are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged or forecasted transaction affects income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to income, or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

   Termination of hedge accounting If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable or the hedged asset becomes other-than-temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as non-hedge or when the derivative has been terminated, the fair value gain or loss on the hedged asset, liability or portion thereof which has already been recognized in income while the hedge was in place and used to adjust the amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability, is amortized over the remaining life of the hedged asset, liability or portion thereof, and reflected in net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item in a fair value hedge is an asset that has become other-than-temporarily impaired, the adjustment made to the amortized cost for fixed income securities or the carrying value for mortgage loans is subject to the accounting policies applied to other-than-temporarily impaired assets.

   When a derivative instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to income as the hedged risk impacts income. If the derivative instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative instrument used in a cash flow hedge of a forecasted transaction is terminated because it is probable the forecasted transaction will not occur, the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied.

   Non-hedge derivative financial instruments For derivatives for which hedge accounting is not applied, the income statement effects, including fair value gains and losses and accrued periodic settlements, are reported either in realized capital gains and losses or in a single line item together with the results of the associated asset or liability for which risks are being managed.

Securities loaned

   The Company's business activities include securities lending transactions, which are used primarily to generate net investment income. The proceeds received in conjunction with securities lending transactions are reinvested in short-term investments. These transactions are short-term in nature, usually 30 days or less.

   The Company receives cash collateral for securities loaned in an amount generally equal to 102% of the fair value of securities and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to repossess the securities loaned on short notice.

Recognition of premium revenues and contract charges, and related benefits and interest credited

   Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Voluntary accident and health insurance products are expected to remain in force for an extended period. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized in relation to premiums, so that profits are recognized over the life of the policy.

   Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come from investment income, which is recognized over the life of the contract.

   Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the contract prior to contractually specified dates. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

   Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, and funding agreements (primarily backing medium-term notes) are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

   Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed life and annuities and indexed funding agreements are generally based on a specified interest rate index or an equity index, such as the Standard & Poor's ("S&P") 500 Index. Interest credited also includes amortization of DSI expenses. DSI is amortized into interest credited using the same method used to amortize DAC.

   Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to contractually specified dates. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits. Substantially all of the Company's variable annuity business is ceded through reinsurance agreements and the contract charges and contract benefits related thereto are reported net of reinsurance ceded.

Deferred policy acquisition and sales inducement costs

   Costs that are related directly to the successful acquisition of new or renewal life insurance and investment contracts are deferred and recorded as DAC. These costs are principally agents' and brokers' remuneration and certain underwriting expenses. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on annuity and interest-sensitive life contracts. These sales inducements are primarily in the form of additional credits to the customer's account balance or enhancements to interest credited for a specified period which are in excess of the rates currently being credited to similar contracts without sales inducements. All other acquisition costs are expensed as incurred and included in operating costs and expenses. Amortization of DAC is included in amortization of deferred policy acquisition costs and is described in more detail below. DSI is amortized into income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds. DAC and DSI are periodically reviewed for recoverability and adjusted if necessary.

   For traditional life insurance, DAC is amortized over the premium paying period of the related policies in proportion to the estimated revenues on such business. Assumptions used in the amortization of DAC and reserve calculations are established at the time the policy is issued and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies may result in a change to the rate of amortization in the period such events occur. Generally, the amortization periods for these policies approximates the estimated lives of the policies.

   For interest-sensitive life, fixed annuities and other investment contracts, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits ("AGP") and estimated future gross profits ("EGP") expected to be earned over the estimated lives of the contracts. The amortization is net of interest on the prior period DAC balance using rates established at the inception of the contracts. Actual amortization periods generally range from 15-30 years; however, incorporating estimates of the rate of customer surrenders, partial withdrawals and deaths generally results in the majority of the DAC being amortized during the surrender charge period, which is typically 10-20 years for interest-sensitive life and 5-10 years for fixed annuities. The cumulative DAC and DSI amortization is reestimated and adjusted by a cumulative charge or credit to income when there is a difference between the incidence of actual versus expected gross profits in a reporting period or when there is a change in total EGP. When DAC or DSI amortization or a component of gross profits for a quarterly period is potentially negative (which would result in an increase of the DAC or DSI balance) as a result of negative AGP, the specific facts and circumstances surrounding the potential negative amortization are considered to determine whether it is appropriate for recognition in the consolidated financial statements. Negative amortization is only recorded when the increased DAC or DSI balance is determined to be recoverable based on facts and circumstances. Recapitalization of DAC and DSI is limited to the originally deferred costs plus interest.

   AGP and EGP primarily consist of the following components: contract charges for the cost of insurance less mortality costs and other benefits; investment income and realized capital gains and losses less interest credited; and surrender and other contract charges less maintenance expenses. The principal assumptions for determining the amount of EGP are persistency, mortality, expenses, investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to contractholders, and the effects of any hedges. For products whose supporting investments are exposed to capital losses in excess of the Company's expectations which may cause periodic AGP to become temporarily negative, EGP and AGP utilized in DAC and DSI amortization may be modified to exclude the excess capital losses.

   The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life, fixed annuities and other investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC or DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.

   The DAC and DSI balances presented include adjustments to reflect the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized capital gains or losses in the respective product investment portfolios were actually realized. The adjustments are recorded net of tax in accumulated other comprehensive income. DAC, DSI and deferred income taxes determined on unrealized capital gains and losses and reported in accumulated other comprehensive income recognize the impact on shareholder's equity consistently with the amounts that would be recognized in the income statement on realized capital gains and losses.

   Customers of the Company may exchange one insurance policy or investment contract for another offered by the Company, or make modifications to an existing investment or life contract issued by the Company. These transactions are identified as internal replacements for accounting purposes. Internal replacement transactions determined to result in replacement contracts that are substantially unchanged from the replaced contracts are accounted for as continuations of the replaced contracts. Unamortized DAC and DSI related to the replaced contracts continue to be deferred and amortized in connection with the replacement contracts. For interest-sensitive life and investment contracts, the EGP of the replacement contracts are treated as a revision to the EGP of the replaced contracts in the determination of amortization of DAC and DSI. For traditional life insurance policies, any changes to unamortized DAC that result from replacement contracts are treated as prospective revisions. Any costs associated with the issuance of replacement contracts are characterized as maintenance costs and expensed as incurred. Internal replacement transactions determined to result in a substantial change to the replaced contracts are accounted for as an extinguishment of the replaced contracts, and any unamortized DAC and DSI related to the replaced contracts are eliminated with a corresponding charge to amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.

   The costs assigned to the right to receive future cash flows from certain business purchased from other insurers are also classified as DAC in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the lives of the contracts acquired. These costs are amortized as profits emerge over the lives of the acquired business and are periodically evaluated for recoverability. The present value of future profits was $8 million and $10 million as of December 31, 2013 and 2012, respectively. Amortization expense of the present value of future profits was $2 million, $3 million and $2 million in 2013, 2012 and 2011, respectively.

Reinsurance

   In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance. The Company has also used reinsurance to effect the acquisition or disposition of certain blocks of business. The amounts reported as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers and establishes allowances for uncollectible reinsurance as appropriate.

Goodwill

   Goodwill represents the excess of amounts paid for acquiring businesses over the fair value of the net assets acquired. The goodwill balance was $5 million as of both December 31, 2013 and 2012. Goodwill is not amortized but is tested for impairment at least annually. The Company performs its annual goodwill impairment testing during the fourth quarter of each year based upon data as of the close of the third quarter. The Company also reviews goodwill for impairment whenever events or changes in circumstances, such as deteriorating or adverse market conditions, indicate that it is more likely than not that the carrying amount of goodwill may exceed its implied fair value. Goodwill impairment evaluations indicated no impairment as of December 31, 2013 or 2012.

Income taxes

   The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses, DAC, insurance reserves and differences in tax bases of invested assets. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized.

Reserve for life-contingent contract benefits

   The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance, life-contingent immediate annuities and voluntary accident and health insurance products, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration. To the extent that unrealized gains on fixed income securities would result in a premium deficiency if those gains were realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of unrealized net capital gains included in accumulated other comprehensive income.

Contractholder funds

   Contractholder funds represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life insurance, fixed annuities and funding agreements. Contractholder funds primarily comprise cumulative deposits received and interest credited to the contractholder less cumulative contract benefits, surrenders, withdrawals, maturities and contract charges for mortality or administrative expenses. Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on reinsured variable annuity contracts.

Held for sale classification

   Business is classified as held for sale when management has approved or received approval to sell the business, the sale is probable to occur during the next 12 months at a price that is reasonable in relation to its current fair value and certain other specified criteria are met. A business classified as held for sale is recorded at the lower of its carrying amount or estimated fair value less cost to sell. If the carrying amount of the business exceeds its estimated fair value less cost to sell, a loss is recognized. Assets and liabilities related to a business classified as held for sale are segregated in the Consolidated Statement of Position in the period in which the business is classified as held for sale.

Separate accounts

   Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore are not included in the Company's Consolidated Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in consolidated cash flows.

   Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. Substantially all of the Company's variable annuity business was reinsured beginning in 2006.

Off-balance sheet financial instruments

   Commitments to invest, commitments to purchase private placement securities, commitments to extend loans, financial guarantees and credit guarantees have off-balance sheet risk because their contractual amounts are not recorded in the Company's Consolidated Statements of Financial Position (see Note 8 and
Note 12).

Adopted accounting standards

Disclosures about Offsetting Assets and Liabilities

   In December 2011 and January 2013, the Financial Accounting Standards Board ("FASB") issued guidance requiring expanded disclosures, including both gross and net information, for derivatives, repurchase and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in the reporting entity's financial statements or those that are subject to an enforceable master netting arrangement or similar agreement. The Company adopted the new guidance in the first quarter of 2013. The new guidance affects disclosures only and therefore had no impact on the Company's results of operations or financial position.

Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income

   In February 2013, the FASB issued guidance requiring expanded disclosures about the amounts reclassified out of accumulated other comprehensive income by component. The guidance requires the presentation of significant amounts reclassified out of accumulated other comprehensive income by income statement line item but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, cross-reference to other disclosures that provide additional detail about those amounts is required. The Company adopted the new guidance in the first quarter of 2013. The new guidance affects disclosures only and therefore had no impact on the Company's results of operations or financial position.

Pending accounting standard

Accounting for Investments in Qualified Affordable Housing Projects

   In January 2014, the FASB issued guidance which allows entities that invest in certain qualified affordable housing projects through limited liability entities the option to account for these investments using the proportional amortization method if certain conditions are met. Under the proportional amortization method, the entity amortizes the initial cost of the investment in proportion to the tax credits and other tax benefits received and recognizes the net investment performance in the income statement as a component of income tax expense or benefit. The guidance is effective for reporting periods beginning after December 15, 2014 and is to be applied retrospectively. The Company is in the process of evaluating the impact of adoption, which is not expected to be material to the Company's results of operations and financial position.

3. Held for Sale Transaction

   On July 17, 2013, the Company entered into a definitive agreement with Resolution Life Holdings, Inc. to sell Lincoln Benefit Life Company ("LBL"), LBL's life insurance business generated through independent master brokerage agencies, and all of LBL's deferred fixed annuity and long-term care insurance business for $600 million subject to certain adjustments as of the closing date. The transaction is subject to regulatory approvals and other customary closing conditions. The Company expects the closing to occur in April 2014. The estimated loss on disposition of $521 million, after-tax, was recorded in 2013, excluding any impact of unrealized net capital gains and losses. This transaction met the criteria for held for sale accounting. As a result, the related assets and liabilities are included as single line items in the asset and liability sections of the Consolidated Statement of Financial Position as of December 31, 2013. The following table summarizes the assets and liabilities held for sale as of December 31, 2013.

       ($ in millions)
       Assets
       Investments
          Fixed income securities............................... $10,167
          Mortgage loans........................................   1,367
          Short-term investments................................     160
          Policy loans..........................................     198
          Other investments.....................................      91
                                                                 -------
              Total investments.................................  11,983
       Deferred policy acquisition costs........................     743
       Reinsurance recoverables, net............................   1,660
       Accrued investment income................................     109
       Other assets.............................................      79
       Separate Accounts........................................   1,701
                                                                 -------
                 Assets held for sale...........................  16,275
                 Less: Loss accrual.............................    (682)
                                                                 -------
                     Total assets held for sale................. $15,593
                                                                 =======
       Liabilities
       Reserve for life-contingent contract benefits............ $ 1,894
       Contractholder funds.....................................  10,945
       Unearned premiums........................................      12
       Deferred income taxes....................................     151
       Other liabilities and accrued expenses...................     196
       Separate Accounts........................................   1,701
                                                                 -------
                     Total liabilities held for sale............ $14,899
                                                                 =======

   Included in shareholder's equity is $85 million of accumulated other comprehensive income related to assets held for sale.

4. Supplemental Cash Flow Information

   Non-cash modifications of certain mortgage loans, fixed income securities, limited partnership interests and other investments, as well as mergers completed with equity securities, totaled $306 million, $231 million and $486 million in 2013, 2012 and 2011, respectively.

   Liabilities for collateral received in conjunction with the Company's securities lending program were $322 million, $543 million and $220 million as of December 31, 2013, 2012 and 2011, respectively, and are reported in other liabilities and accrued expenses. Obligations to return cash collateral for over-the-counter ("OTC") and cleared derivatives were $6 million, $18 million and $43 million as of December 31, 2013, 2012 and 2011, respectively, and are reported in other liabilities and accrued expenses or other investments. The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

                                                      2013   2012   2011
      ($ in millions)                                -----  -----  -----
      Net change in proceeds managed
      Net change in short-term investments.......... $ 235  $(298) $ 202
                                                     -----  -----  -----
         Operating cash flow provided (used)........   235   (298)   202
      Net change in cash............................    (2)    --     --
                                                     -----  -----  -----
         Net change in proceeds managed............. $ 233  $(298) $ 202
                                                     =====  =====  =====
      Net change in liabilities
      Liabilities for collateral, beginning of year. $(561) $(263) $(465)
      Liabilities for collateral, end of year.......  (328)  (561)  (263)
                                                     -----  -----  -----
         Operating cash flow (used) provided........ $(233) $ 298  $(202)
                                                     =====  =====  =====

   In 2011, a payable associated with the pension benefit obligations due to AIC totaling $4 million was forgiven. The forgiveness of the payable reflects a non-cash financing activity.

5. Related Party Transactions

Business operations

   The Company uses services performed by its affiliates, AIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs (see Note 16), allocated to the Company were $456 million, $451 million and $399 million in 2013, 2012 and 2011, respectively. A portion of these expenses relate to the acquisition of business, which are deferred and amortized into income as described in Note 2.

Structured settlement annuities

   The Company issued $7 million, $35 million and $56 million of structured settlement annuities, a type of immediate annuity, in 2013, 2012 and 2011, respectively, at prices determined using interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $4 million, $3 million and $11 million relate to structured settlement annuities with life contingencies and are included in premium revenue for 2013, 2012 and 2011, respectively. Effective March 22, 2013, the Company no longer offers structured settlement annuities.

   In most cases, these annuities were issued under a "qualified assignment" whereby Allstate Assignment Corporation ("AAC") and prior to July 1, 2001 Allstate Settlement Corporation ("ASC"), both wholly owned subsidiaries of ALIC, purchased annuities from ALIC and assumed AIC's obligation to make future payments.

   AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits. Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001. Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.72 billion and $4.77 billion as of December 31, 2013 and 2012, respectively.

Broker-Dealer agreement

   The Company receives distribution services from Allstate Financial Services, LLC, an affiliated broker-dealer company, for certain annuity and variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred commission and other distribution expenses of $13 million, $11 million and $15 million in 2013, 2012 and 2011, respectively.

Reinsurance

   The Company has coinsurance reinsurance agreements with its unconsolidated affiliate American Heritage Life Insurance Company ("AHL") whereby the Company assumes certain interest-sensitive life insurance, fixed annuity contracts and accident and health insurance policies. The amounts assumed are disclosed in
Note 10.

   In September 2012, Lincoln Benefit Life Company, a consolidated subsidiary of ALIC, entered into a coinsurance reinsurance agreement with Lincoln Benefit Reinsurance Company ("LB Re"), an unconsolidated affiliate of the Company, to cede certain interest-sensitive life insurance policies to LB Re. In connection with the agreement, the Company recorded reinsurance recoverables of $2 million and paid $3 million in cash. The $1 million loss on the transaction was recorded as a decrease to retained income since the transaction was between affiliates under common control.

   ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.

Income taxes

   The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 13).

Notes due to related parties

   Notes due to related parties outstanding as of December 31 consisted of the following:

                                                           2013 2012
           ($ in millions)                                 ---- ----
           6.35% Note, due 2018, to AIC................... $  7 $  7
           5.75% Note, due 2018, to AIC...................   --    4
           5.75% Note, due 2018, to AIC...................   --   10
           7.00% Surplus Note, due 2028, to AIC /(1)/.....   --  200
           6.74% Surplus Note, due 2029, to Kennett /(1)/.   25   25
           5.06% Surplus Note, due 2035, to Kennett /(1)/.  100  100
           6.18% Surplus Note, due 2036, to Kennett /(1)/.  100  100
           5.93% Surplus Note, due 2038, to Kennett /(1)/.   50   50
                                                           ---- ----
              Total notes due to related parties.......... $282 $496
                                                           ==== ====
--------
/(1)/No payment of principal or interest is permitted on the surplus notes without the written approval from the proper regulatory authority. The regulatory authority could prohibit the payment of interest and principal on the surplus notes if certain statutory capital requirements are not met. Permission to pay interest on the surplus notes was granted in both 2013 and 2012.

   On August 1, 2005, ALIC entered into an agreement with Kennett Capital Inc. ("Kennett"), an unconsolidated affiliate of ALIC, whereby ALIC sold to Kennett a $100 million 5.06% surplus note due July 1, 2035 issued by ALIC Reinsurance Company ("ALIC Re"), a wholly owned subsidiary of ALIC. As payment, Kennett issued a full recourse 4.86% note due July 1, 2035 to ALIC for the same amount. As security for the performance of Kennett's obligations under the agreement and note, Kennett granted ALIC a pledge of and security interest in Kennett's right, title and interest in the surplus notes and their proceeds. Under the terms of the agreement, ALIC may sell and Kennett may choose to buy additional surplus notes, if and when additional surplus notes are issued.

   On June 30, 2006, ALIC sold Kennett a $100 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2036 with an initial rate of 6.18% that will reset every ten years to the then current ten year Constant Maturity Treasury yield ("CMT"), plus 1.14%. As payment, Kennett issued a full recourse note due June 1, 2036 to ALIC for the same amount with an initial interest rate of 5.98% that will reset every ten years to the then current ten year CMT, plus 0.94%.

   On June 30, 2008, ALIC sold Kennett a $50 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2038 with an initial rate of 5.93% that will reset every ten years to the then current ten year CMT, plus 2.09%. As payment, Kennett issued a full recourse note due June 1, 2038 to ALIC for the same amount with an initial interest rate of 5.73% that will reset every ten years to the then current ten year CMT, plus 1.89%.

   On December 18, 2009, ALIC sold Kennett a $25 million redeemable surplus note issued by ALIC Re. The surplus note is due December 1, 2029 with an initial rate of 6.74% that will reset every ten years to the then current ten year CMT, plus 3.25%. As payment, Kennett issued a full recourse note due December 1, 2029 to ALIC for the same amount with an initial interest rate of 5.19% that will reset every ten years to the then current ten year CMT, plus 1.70%.

   The notes due from Kennett are classified as other investments. In each of 2013, 2012 and 2011, the Company recorded net investment income on these notes of $15 million. In each of 2013, 2012 and 2011, the Company incurred $16 million of interest expense related to the surplus notes due to Kennett.

   On November 17, 2008, the Company issued a $400 million 7.00% surplus note due November 17, 2028 to AIC in exchange for cash. In both 2013 and 2012, the Company repaid $200 million of principal on this surplus note. In 2013, 2012 and 2011, the Company incurred interest expense on this surplus note of $7 million, $27 million and $28 million, respectively.

   In March 2011, in accordance with an asset purchase agreement between Road Bay Investments, LLC ("RBI"), a consolidated subsidiary of ALIC, and AIC, RBI purchased from AIC real estate with a fair value of $10 million on the date of sale and issued a 5.75% note due March 24, 2018 to AIC for the same amount. In 2013, RBI repaid the entire principal of this note. In April 2011, RBI purchased from AIC mortgage loans with a fair value of $4 million on the date of sale and issued a 5.75% note due April 19, 2018 to AIC for the same amount. In 2013, RBI repaid the entire principal of this note. In August 2011, RBI purchased from AIC fixed income securities with a fair value of $7 million on the date of sale and issued a 6.35% note due August 23, 2018 to AIC for the same amount. Since the transactions were between affiliates under common control, the purchased investments were recorded by RBI at AIC's carrying value on the date of sale. The investments that were purchased were impaired; therefore, the carrying value on the date of sale equaled fair value. In 2013, 2012 and 2011, the Company incurred interest expense on these notes of $1 million, $1 million and $745 thousand respectively.

Liquidity and intercompany loan agreements

   The Company, AIC and the Corporation are party to the Amended and Restated Intercompany Liquidity Agreement ("Liquidity Agreement") which allows for short-term advances of funds to be made between parties for liquidity and other general corporate purposes. The Liquidity Agreement does not establish a commitment to advance funds on the part of any party. The Company and AIC each serve as a lender and borrower and the Corporation serves only as a lender. The maximum amount of advances each party may make or receive is limited to $1 billion. Netting or offsetting of advances made and received is not permitted. Advances between the parties are required to have specified due dates less than or equal to 364 days from the date of the advance and be payable upon demand by written request from the lender at least ten business days prior to the demand date. The borrower may make prepayments of the outstanding principal balance of an advance without penalty. Advances will bear interest equal to or greater than the rate applicable to 30-day commercial paper issued by the Corporation on the date the advance is made with an adjustment on the first day of each month thereafter. The Company had no amounts outstanding under the Liquidity Agreement as of December 31, 2013 or 2012.

   In addition to the Liquidity Agreement, the Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1 billion. The Corporation may use commercial paper borrowings, bank lines of credit and securities lending to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement as of December 31, 2013 or 2012.

   RBI, a consolidated subsidiary of ALIC, has a Revolving Loan Credit Agreement ("Credit Agreement") with AHL, according to which AHL agreed to extend revolving credit loans to RBI. As security for its obligations under the Credit Agreement, RBI entered into a Pledge and Security Agreement with AHL, according to which RBI agreed to grant a pledge of and security interest in RBI's right, title, and interest in certain assets of RBI. The Company had no amounts outstanding under the Credit Agreement as of December 31, 2013 or 2012.

Capital support agreement

   The Company has a Capital Support Agreement with AIC. Under the terms of this agreement, AIC agrees to provide capital to maintain the amount of statutory capital and surplus necessary to maintain a company action level risk-based capital ("RBC") ratio of at least 150%. AIC's obligation to provide capital to the Company under the agreement is limited to an aggregate amount of $1 billion. In exchange for providing this capital, the Company will pay AIC an annual commitment fee of 1% of the amount of the Capital and Surplus maximum that remains available on January 1 of such year. The Company or AIC have the right to terminate this agreement when: 1) the Company qualifies for a financial strength rating from S&P's, Moody's or A.M. Best, without giving weight to the existence of this agreement, that is the same or better than its rating with such support; 2) the Company's RBC ratio is at least 300%; or 3) AIC no longer directly or indirectly owns at least 50% of the voting stock of the Company. As of December 31, 2013 and 2012, no capital had been provided by AIC under this agreement.

Investment purchases and sales

   In November 2011, Allstate Finance Company, LLC ("AFC"), a consolidated subsidiary of ALIC, paid $176 million in cash to purchase loans issued to exclusive Allstate agents ("agent loans") with a fair value of $175 million on the date of sale and $1 million of accrued investment income from Allstate Bank, an unconsolidated affiliate of ALIC. Since the transaction was between affiliates under common control, the agent loans were recorded by AFC at Allstate Bank's carrying value on the date of sale, which was the outstanding unpaid principal balance, net of valuation allowance and deferred fees, of $176 million and $1 million of accrued investment income. The $1 million difference between the fair value of assets received and Allstate Bank's carrying value was recorded as an increase to additional capital paid-in.

Pension benefit plans

   Effective November 30, 2011, the Corporation became the sponsor of the defined benefit pension plans that cover most full-time employees, certain part-time employees and employee-agents. Prior to November 30, 2011, AIC was the sponsor of these plans. In connection with the change in sponsorship, amounts payable by the Company to the previous plan sponsor, AIC, totaling $4 million were forgiven which was recorded as an increase to retained income.

Return of capital

   In December 2013, the Company paid a return of capital of $500 million to AIC, which was recorded as a reduction of additional capital paid-in on the Consolidated Statements of Financial Position.

6. Investments

Fair values

   The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

                                                   Gross unrealized
       ($ in millions)                   Amortized ---------------   Fair
                                           cost    Gains    Losses   value
                                         ---------  ------  ------  -------
       December 31, 2013
       U.S. government and agencies.....  $   678  $   90   $  (2)  $   766
       Municipal........................    3,135     231     (62)    3,304
       Corporate........................   20,397   1,214    (295)   21,316
       Foreign government...............      715      83      (6)      792
       ABS..............................    1,011      30     (34)    1,007
       RMBS.............................      752      50     (12)      790
       CMBS.............................      724      47      (7)      764
       Redeemable preferred stock.......       15       2      --        17
                                          -------   ------  -----   -------
          Total fixed income securities.  $27,427  $1,747   $(418)  $28,756
                                          =======   ======  =====   =======
       December 31, 2012
       U.S. government and agencies.....  $ 2,137  $  242   $  --   $ 2,379
       Municipal........................    4,153     612     (61)    4,704
       Corporate........................   28,748   2,896    (113)   31,531
       Foreign government...............    1,017     164      (1)    1,180
       ABS..............................    1,921      49    (105)    1,865
       RMBS.............................    1,778      82     (69)    1,791
       CMBS.............................    1,425      60     (77)    1,408
       Redeemable preferred stock.......       15       3      --        18
                                          -------   ------  -----   -------
          Total fixed income securities.  $41,194  $4,108   $(426)  $44,876
                                          =======   ======  =====   =======

Scheduled maturities

   The scheduled maturities for fixed income securities are as follows as of December 31, 2013:

                                                   Amortized  Fair
                                                     cost     value
           ($ in millions)                         --------- -------
           Due in one year or less................  $ 1,106  $ 1,132
           Due after one year through five years..    5,060    5,457
           Due after five years through ten years.   10,955   11,316
           Due after ten years....................    7,819    8,290
                                                    -------  -------
                                                     24,940   26,195
           ABS, RMBS and CMBS.....................    2,487    2,561
                                                    -------  -------
              Total...............................  $27,427  $28,756
                                                    =======  =======

   Actual maturities may differ from those scheduled as a result of calls and make-whole payments by the issuers. ABS, RMBS and CMBS are shown separately because of the potential for prepayment of principal prior to contractual maturity dates.

Net investment income

   Net investment income for the years ended December 31 is as follows:

                                                    2013    2012    2011
($ in millions)                                    ------  ------  ------
Fixed income securities........................... $1,947  $2,084  $2,264
Mortgage loans....................................    345     345     345
Equity securities.................................     12       9       7
Limited partnership interests /(1)/...............    175     159      49
Short-term investments............................      2       2       3
Policy loans......................................     49      51      53
Other.............................................     63      61      18
                                                   ------  ------  ------
   Investment income, before expense..............  2,593   2,711   2,739
   Investment expense.............................   (108)   (114)   (102)
                                                   ------  ------  ------
       Net investment income...................... $2,485  $2,597  $2,637
                                                   ======  ======  ======
--------
/(1)/Income from EMA limited partnerships is reported in net investment income in 2013 and 2012 and realized capital gains and losses in 2011.

Realized capital gains and losses

   Realized capital gains and losses by asset type for the years ended December 31 are as follows:

                                                        2013 2012   2011
($ in millions)                                         ---- ----  -----
Fixed income securities................................ $ 3  $(62) $ 539
Mortgage loans.........................................  20     8    (23)
Equity securities......................................  45    --     14
Limited partnership interests /(1)/....................  (6)   --     62
Derivatives............................................  14    34   (203)
Other..................................................  --     4      1
                                                        ---  ----  -----
   Realized capital gains and losses................... $76  $(16) $ 390
                                                        ===  ====  =====
--------
/(1)/Income from EMA limited partnerships is reported in net investment income in 2013 and 2012 and realized capital gains and losses in 2011.

   Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

                                                        2013  2012   2011
($ in millions)                                         ----  ----  -----
Impairment write-downs................................. $(33) $(51) $(242)
Change in intent write-downs...........................  (19)  (17)   (51)
                                                        ----  ----  -----
   Net other-than-temporary impairment
     losses recognized in earnings.....................  (52)  (68)  (293)
Sales..................................................  114    17    823
Valuation of derivative instruments....................   (3)  (16)  (224)
Settlements of derivative instruments..................   17    51     22
EMA limited partnership income.........................   --    --     62
                                                        ----  ----  -----
       Realized capital gains and losses............... $ 76  $(16) $ 390
                                                        ====  ====  =====

   Gross gains of $94 million, $225 million and $835 million and gross losses of $46 million, $222 million and $124 million were realized on sales of fixed income securities during 2013, 2012 and 2011, respectively.

   Other-than-temporary impairment losses by asset type for the years ended December 31 are as follows:

                                   2013                 2012                  2011
($ in millions)            -------------------  -------------------  ---------------------
                                 Included             Included              Included
                           Gross  in OCI   Net  Gross  in OCI   Net  Gross   in OCI   Net
                           ----- -------- ----  ----- -------- ----  -----  -------- -----
Fixed income
  securities:
   Municipal.............. $ (8)   $--    $ (8) $ --    $--    $ --  $ (14)   $ (3)  $ (17)
   Corporate..............   --     --      --   (16)    (2)    (18)   (28)      6     (22)
   ABS....................   --     (2)     (2)   --     --      --     (8)      2      (6)
   RMBS...................   (2)     2      --   (23)    (9)    (32)  (111)    (20)   (131)
   CMBS...................  (32)    (3)    (35)  (22)     3     (19)   (66)      1     (65)
                           ----    ---    ----  ----    ---    ----  -----    ----   -----
   Total fixed
     income
     securities...........  (42)    (3)    (45)  (61)    (8)    (69)  (227)    (14)   (241)
Mortgage loans............   11     --      11     5     --       5    (33)     --     (33)
Equity securities.........   (6)    --      (6)   (1)    --      (1)    (5)     --      (5)
Limited partnership
  interests...............   (9)    --      (9)   (3)    --      (3)    (3)     --      (3)
   Other                     (3)    --      (3)   --     --      --    (11)     --     (11)
                           ----    ---    ----  ----    ---    ----  -----    ----   -----

     Other-than-temporary
     impairment
     losses............... $(49)   $(3)   $(52) $(60)   $(8)   $(68) $(279)   $(14)  $(293)
                           ====    ===    ====  ====    ===    ====  =====    ====   =====

   The total amount of other-than-temporary impairment losses included in accumulated other comprehensive income at the time of impairment for fixed income securities, which were not included in earnings, are presented in the following table. The amount excludes $164 million and $134 million as of December 31, 2013 and 2012, respectively, of net unrealized gains related to changes in valuation of the fixed income securities subsequent to the impairment measurement date.

                                                     December 31, December 31,
                                                         2013         2012
  ($ in millions)                                    ------------ ------------
  Municipal.........................................    $  (5)       $  (5)
  Corporate.........................................       --           (1)
  ABS...............................................      (10)         (14)
  RMBS..............................................      (90)        (103)
  CMBS..............................................      (12)         (19)
                                                        -----        -----
     Total..........................................    $(117)       $(142)
                                                        =====        =====

   Rollforwards of the cumulative credit losses recognized in earnings for fixed income securities held as of December 31 are as follows:

                                                    2013   2012   2011
($ in millions)                                    -----  -----  -----
Beginning balance................................. $(345) $(581) $(701)
Additional credit loss for securities previously
  other-than- temporarily impaired................   (13)   (33)   (76)
Additional credit loss for securities not
  previously other-than- temporarily impaired.....   (19)   (20)  (114)
Reduction in credit loss for securities disposed
  or collected....................................    75    288    288
Reduction in credit loss for securities the
  Company has made the decision to sell or more
  likely than not will be required to sell........     2     --     13
Change in credit loss due to accretion of
  increase in cash flows..........................     1      1      9
                                                   -----  -----  -----
Ending balance/ (1)/.............................. $(299) $(345) $(581)
                                                   =====  =====  =====
--------
/(1)/The December 31, 2013 ending balance includes $60 million of cumulative credit losses recognized in earnings for fixed income securities that are classified as held for sale.

   The Company uses its best estimate of future cash flows expected to be collected from the fixed income security, discounted at the security's original or current effective rate, as appropriate, to calculate a recovery value and determine whether a credit loss exists. The determination of cash flow estimates is inherently subjective and methodologies may vary depending on facts and circumstances specific to the security. All reasonably available information relevant to the collectability of the security, including past events, current conditions, and reasonable and supportable assumptions and forecasts, are considered when developing the estimate of cash flows expected to be collected. That information generally includes, but is not limited to, the remaining payment terms of the security, prepayment speeds, foreign exchange rates, the financial condition and future earnings potential of the issue or issuer, expected defaults, expected recoveries, the value of underlying collateral, vintage, geographic concentration, available reserves or escrows, current subordination levels, third party guarantees and other credit enhancements. Other information, such as industry analyst reports and forecasts, sector credit ratings, financial condition of the bond insurer for insured fixed income securities, and other market data relevant to the realizability of contractual cash flows, may also be considered. The estimated fair value of collateral will be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of collateral for ultimate settlement. If the estimated recovery value is less than the amortized cost of the security, a credit loss exists and an other-than-temporary impairment for the difference between the estimated recovery value and amortized cost is recorded in earnings. The portion of the unrealized loss related to factors other than credit remains classified in accumulated other comprehensive income. If the Company determines that the fixed income security does not have sufficient cash flow or other information to estimate a recovery value for the security, the Company may conclude that the entire decline in fair value is deemed to be credit related and the loss is recorded in earnings.

Unrealized net capital gains and losses

   Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

                                                Gross unrealized
($ in millions)                         Fair    ---------------  Unrealized net
                                        value   Gains    Losses  gains (losses)
                                       -------   ------  ------  --------------
December 31, 2013
Fixed income securities............... $28,756  $1,747   $(418)      $1,329
Equity securities.....................     650      90      (5)          85
Short-term investments................     590      --      --           --
Derivative instruments /(1)/..........     (13)      1     (14)         (13)
EMA limited partnerships /(2)/........                                   (2)
Investments classified as held for
  sale................................                                  190
                                                                     ------
   Unrealized net capital gains and
     losses, pre-tax..................                                1,589
Amounts recognized for:
   Insurance reserves /(3)/...........                                   --
   DAC and DSI /(4)/..................                                 (156)
                                                                     ------
       Amounts recognized.............                                 (156)
Deferred income taxes.................                                 (506)
                                                                     ------
   Unrealized net capital gains and
     losses, after-tax................                               $  927
                                                                     ======
--------
/(1)/Included in the fair value of derivative instruments are $1 million classified as assets and $14 million classified as liabilities. /(2)/Unrealized net capital gains and losses for limited partnership interests represent the Company's share of EMA limited partnerships' other comprehensive income. Fair value and gross gains and losses are not applicable.
/(3)/The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. Although the Company evaluates premium deficiencies on the combined performance of life insurance and immediate annuities with life contingencies, the adjustment primarily relates to structured settlement annuities with life contingencies, in addition to annuity buy-outs and certain payout annuities with life contingencies.
/(4)/The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

                                                Gross unrealized
($ in millions)                         Fair    ---------------  Unrealized net
                                        value   Gains    Losses  gains (losses)
                                       -------   ------  ------  --------------
December 31, 2012
Fixed income securities............... $44,876  $4,108   $(426)     $ 3,682
Equity securities.....................     345      36      (1)          35
Short-term investments................     875      --      --           --
Derivative instruments /(1)/..........     (17)      2     (19)         (17)
EMA limited partnerships..............                                    1
                                                                    -------
   Unrealized net capital gains and
     losses, pre-tax..................                                3,701
Amounts recognized for:
   Insurance reserves.................                                 (771)
   DAC and DSI........................                                 (408)
                                                                    -------
       Amounts recognized.............                               (1,179)
Deferred income taxes.................                                 (888)
                                                                    -------
   Unrealized net capital gains and
     losses, after-tax................                              $ 1,634
                                                                    =======
--------
/(1)/Included in the fair value of derivative instruments are $2 million classified as assets and $19 million classified as liabilities.

Change in unrealized net capital gains and losses

   The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

                                                     2013    2012    2011
($ in millions)                                    -------  ------  ------
Fixed income securities........................... $(2,353) $1,735  $1,219
Equity securities.................................      50      (1)    (11)
Derivative instruments............................       4      (5)      5
EMA limited partnerships..........................      (3)     --       1
Investments classified as held for sale...........     190      --      --
                                                   -------  ------  ------
   Total..........................................  (2,112)  1,729   1,214
Amounts recognized for:
   Insurance reserves.............................     771    (177)   (585)
   DAC and DSI....................................     252    (288)   (207)
                                                   -------  ------  ------
       Amounts recognized.........................   1,023    (465)   (792)
Deferred income taxes.............................     382    (443)   (147)
                                                   -------  ------  ------
(Decrease) increase in unrealized net capital
  gains and losses, after-tax..................... $  (707) $  821  $  275
                                                   =======  ======  ======

Portfolio monitoring

   The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income and equity security whose carrying value may be other-than-temporarily impaired.

   For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security's decline in fair value is considered other than temporary and is recorded in earnings.

   If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security's original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.

   For equity securities, the Company considers various factors, including whether it has the intent and ability to hold the equity security for a period of time sufficient to recover its cost basis. Where the Company lacks the intent and ability to hold to recovery, or believes the recovery period is extended, the equity security's decline in fair value is considered other than temporary and is recorded in earnings.

   For fixed income and equity securities managed by third parties, either the Company has contractually retained its decision making authority as it pertains to selling securities that are in an unrealized loss position or it recognizes any unrealized loss at the end of the period through a charge to earnings.

   The Company's portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost (for fixed income securities) or cost (for equity securities) is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company's evaluation of other-than-temporary impairment for these fixed income and equity securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost or cost.

   The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.



                                       Less than 12 months          12 months or more
($ in millions)                    --------------------------  --------------------------    Total
                                    Number   Fair   Unrealized  Number   Fair   Unrealized unrealized
                                   of issues value    losses   of issues value    losses     losses
                                   --------- ------ ---------- --------- ------ ---------- ----------
December 31, 2013
Fixed income securities
   U.S. government and
     agencies.....................      4    $   76   $  (2)       --    $   --   $  --      $  (2)
   Municipal......................     63       347     (24)       21        99     (38)       (62)
   Corporate......................    530     5,191    (224)       48       467     (71)      (295)
   Foreign government.............      7        76      (4)        1        13      (2)        (6)
   ABS............................     17       162      (1)       42       400     (33)       (34)
   RMBS...........................     35        42      (2)       47       129     (10)       (12)
   CMBS...........................      5        14      --         6        52      (7)        (7)
   Redeemable preferred stock.....     --        --      --        --        --      --         --
                                      ---    ------   -----       ---    ------   -----      -----
       Total fixed income
         securities...............    661     5,908    (257)      165     1,160    (161)      (418)
Equity securities.................     25        80      (5)       --        --      --         (5)
                                      ---    ------   -----       ---    ------   -----      -----
       Total fixed income and
         equity securities........    686    $5,988   $(262)      165    $1,160   $(161)     $(423)
                                      ===    ======   =====       ===    ======   =====      =====
Investment grade fixed income
  securities......................    526    $5,272   $(236)      110    $  834   $(112)     $(348)
Below investment grade fixed
  income securities...............    135       636     (21)       55       326     (49)       (70)
                                      ---    ------   -----       ---    ------   -----      -----
       Total fixed income
         securities...............    661    $5,908   $(257)      165    $1,160   $(161)     $(418)
                                      ===    ======   =====       ===    ======   =====      =====
December 31, 2012
Fixed income securities
   U.S. government and
     agencies.....................      1    $   15   $  --        --    $   --   $  --      $  --
   Municipal......................     11       101      (7)       50       395     (54)       (61)
   Corporate......................     79     1,086     (27)       66       829     (86)      (113)
   Foreign government.............      2       121      (1)       --        --      --         (1)
   ABS............................      5        38      --        76       763    (105)      (105)
   RMBS...........................     49        30      --       164       442     (69)       (69)
   CMBS...........................     10        65      --        43       358     (77)       (77)
   Redeemable preferred stock.....     --        --      --         1        --      --         --
                                      ---    ------   -----       ---    ------   -----      -----
       Total fixed income
         securities...............    157     1,456     (35)      400     2,787    (391)      (426)
Equity securities.................      3        57      (1)        1        --      --         (1)
                                      ---    ------   -----       ---    ------   -----      -----
       Total fixed income and
         equity securities........    160    $1,513   $ (36)      401    $2,787   $(391)     $(427)
                                      ===    ======   =====       ===    ======   =====      =====
Investment grade fixed income
  securities......................    132    $1,244   $ (29)      262    $1,919   $(195)     $(224)
Below investment grade fixed
  income securities...............     25       212      (6)      138       868    (196)      (202)
                                      ---    ------   -----       ---    ------   -----      -----
       Total fixed income
         securities...............    157    $1,456   $ (35)      400    $2,787   $(391)     $(426)
                                      ===    ======   =====       ===    ======   =====      =====

   As of December 31, 2013, $331 million of unrealized losses are related to securities with an unrealized loss position less than 20% of amortized cost or cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $331 million, $276 million are related to unrealized losses on investment grade fixed income securities. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody's, a rating of AAA, AA, A or BBB from S&P, Fitch, Dominion, Kroll or Realpoint, a rating of aaa, aa, a or bbb from A.M. Best, or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to increasing risk-free interest rates or widening credit spreads since the time of initial purchase.

   As of December 31, 2013, the remaining $92 million of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of amortized cost. Investment grade fixed income securities comprising $72 million of these unrealized losses were evaluated based on factors such as discounted cash flows and the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations. Of the $92 million, $20 million are related to below investment grade fixed income securities. Of these amounts, $15 million are related to below investment grade fixed income securities that had been in an unrealized loss position greater than or equal to 20% of amortized cost for a period of twelve or more consecutive months as of December 31, 2013.

   ABS, RMBS and CMBS in an unrealized loss position were evaluated based on actual and projected collateral losses relative to the securities' positions in the respective securitization trusts, security specific expectations of cash flows, and credit ratings. This evaluation also takes into consideration credit enhancement, measured in terms of (i) subordination from other classes of securities in the trust that are contractually obligated to absorb losses before the class of security the Company owns, (ii) the expected impact of other structural features embedded in the securitization trust beneficial to the class of securities the Company owns, such as overcollateralization and excess spread, and (iii) for ABS and RMBS in an unrealized loss position, credit enhancements from reliable bond insurers, where applicable. Municipal bonds in an unrealized loss position were evaluated based on the quality of the underlying securities. Unrealized losses on equity securities are primarily related to temporary equity market fluctuations of securities that are expected to recover.

   As of December 31, 2013, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis. As of December 31, 2013, the Company had the intent and ability to hold equity securities with unrealized losses for a period of time sufficient for them to recover.

Limited partnerships

   As of December 31, 2013 and 2012, the carrying value of equity method limited partnerships totaled $1.46 billion and $1.31 billion, respectively. The Company recognizes an impairment loss for equity method limited partnerships when evidence demonstrates that the loss is other than temporary. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain a level of earnings that would justify the carrying amount of the investment. The Company had no write-downs related to equity method limited partnerships in 2013 or 2012. In 2011, the Company had write-downs related to equity method limited partnerships of $1 million.

   As of December 31, 2013 and 2012, the carrying value for cost method limited partnerships was $605 million and $617 million, respectively. To determine if an other-than-temporary impairment has occurred, the Company evaluates whether an impairment indicator has occurred in the period that may have a significant adverse effect on the carrying value of the investment. Impairment indicators may include: significantly reduced valuations of the investments held by the limited partnerships; actual recent cash flows received being significantly less than expected cash flows; reduced valuations based on financing completed at a lower value; completed sale of a material underlying investment at a price significantly lower than expected; or any other adverse events since the last financial statements received that might affect the fair value of the investee's capital. Additionally, the Company's portfolio monitoring process includes a quarterly review of all cost method limited partnerships to identify instances where the net asset value is below established thresholds for certain periods of time, as well as investments that are performing below expectations, for further impairment consideration. If a cost method limited partnership is other-than-temporarily impaired, the carrying value is written down to fair value, generally estimated to be equivalent to the reported net asset value of the underlying funds. In 2013, 2012 and 2011, the Company had write-downs related to cost method limited partnerships of $9 million, $3 million and $2 million, respectively.

Mortgage loans

   The Company's mortgage loans are commercial mortgage loans collateralized by a variety of commercial real estate property types located throughout the United States and totaled, net of valuation allowance, $4.17 billion and $5.94 billion as of December 31, 2013 and 2012, respectively. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage loan portfolio. No other state represented more than 5% of the portfolio as of December 31.

                                                          2013  2012
           (% of mortgage loan portfolio carrying value)  ----  ----
                       California........................ 24.0% 24.2%
                       Illinois..........................  9.7   7.8
                       New Jersey........................  7.2   6.5
                       Texas.............................  6.3   6.0
                       New York..........................  6.2   6.6
                       District of Columbia..............  5.4   3.8
                       Florida...........................  5.2   4.3
                       Pennsylvania......................  3.9   5.1

   The types of properties collateralizing the mortgage loans as of December 31 are as follows:

                                                            2013   2012
        (% of mortgage loan portfolio carrying value)      -----  -----
        Office buildings..................................  28.3%  28.0%
        Retail............................................  22.9   24.0
        Apartment complex.................................  19.2   17.4
        Warehouse.........................................  18.6   20.4
        Other.............................................  11.0   10.2
                                                           -----  -----
           Total.......................................... 100.0% 100.0%
                                                           =====  =====

   The contractual maturities of the mortgage loan portfolio as of December 31, 2013 are as follows:

                                                   Number  Carrying
                                                  of loans  value   Percent
    ($ in millions)                               -------- -------- -------
    2014.........................................    23     $  325     7.8%
    2015.........................................    38        616    14.8
    2016.........................................    34        334     8.0
    2017.........................................    40        449    10.8
    Thereafter...................................   193      2,449    58.6
                                                    ---     ------   -----
       Total.....................................   328     $4,173   100.0%
                                                    ===     ======   =====

   Mortgage loans are evaluated for impairment on a specific loan basis through a quarterly credit monitoring process and review of key credit quality indicators. Mortgage loans are considered impaired when it is probable that the Company will not collect the contractual principal and interest. Valuation allowances are established for impaired loans to reduce the carrying value to the fair value of the collateral less costs to sell or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate. Impaired mortgage loans may not have a valuation allowance when the fair value of the collateral less costs to sell is higher than the carrying value. Valuation allowances are adjusted for subsequent changes in the fair value of the collateral less costs to sell. Mortgage loans are charged off against their corresponding valuation allowances when there is no reasonable expectation of recovery. The impairment evaluation is non-statistical in respect to the aggregate portfolio but considers facts and circumstances attributable to each loan. It is not considered probable that additional impairment losses, beyond those identified on a specific loan basis, have been incurred as of December 31, 2013.

   Accrual of income is suspended for mortgage loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on mortgage loans on nonaccrual status are generally recorded as a reduction of carrying value.

   Debt service coverage ratio is considered a key credit quality indicator when mortgage loans are evaluated for impairment. Debt service coverage ratio represents the amount of estimated cash flows from the property available to the borrower to meet principal and interest payment obligations. Debt service coverage ratio estimates are updated annually or more frequently if conditions are warranted based on the Company's credit monitoring process.

   The following table reflects the carrying value of non-impaired fixed rate and variable rate mortgage loans summarized by debt service coverage ratio distribution as of December 31.

                                        2013                     2012
 ($ in millions)              ------------------------ ------------------------
                               Fixed   Variable         Fixed   Variable
                                rate     rate            rate     rate
                              mortgage mortgage        mortgage mortgage
 Debt service coverage         loans    loans   Total   loans    loans   Total
 ratio distribution           -------- -------- ------ -------- -------- ------
 Below 1.0...................  $  153    $--    $  153  $  266    $ --   $  266
 1.0 - 1.25..................     560     --       560   1,158      --    1,158
 1.26 - 1.50.................   1,167      2     1,169   1,364      17    1,381
 Above 1.50..................   2,176     38     2,214   2,854     129    2,983
                               ------    ---    ------  ------    ----   ------
    Total non-impaired
      mortgage loans.........  $4,056    $40    $4,096  $5,642    $146   $5,788
                               ======    ===    ======  ======    ====   ======

   Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable term, the decrease in cash flows from the properties is considered temporary, or there are other risk mitigating circumstances such as additional collateral, escrow balances or borrower guarantees.

   The net carrying value of impaired mortgage loans as of December 31 is as follows:

                                                               2013 2012
        ($ in millions)                                        ---- ----
        Impaired mortgage loans with a valuation allowance.... $77  $147
        Impaired mortgage loans without a valuation allowance.  --     8
                                                               ---  ----
        Total impaired mortgage loans......................... $77  $155
                                                               ===  ====
        Valuation allowance on impaired mortgage loans........ $21  $ 42

   The average balance of impaired loans was $86 million, $202 million and $207 million during 2013, 2012 and 2011, respectively.

   The rollforward of the valuation allowance on impaired mortgage loans for the years ended December 31 is as follows:

                                                       2013  2012  2011
       ($ in millions)                                 ----  ----  ----
       Beginning balance.............................. $ 42  $ 63  $ 84
       Net (decrease) increase in valuation allowance.  (11)   (5)   33
       Charge offs....................................   (8)  (16)  (54)
       Mortgage loans classified as held for sale.....   (2)   --    --
                                                       ----  ----  ----
       Ending balance................................. $ 21  $ 42  $ 63
                                                       ====  ====  ====

   The carrying value of past due mortgage loans as of December 31 is as follows:

                                                   2013   2012
                 ($ in millions)                  ------ ------
                 Less than 90 days past due...... $   -- $   20
                 90 days or greater past due.....     --      4
                                                  ------ ------
                    Total past due...............     --     24
                    Current loans................  4,173  5,919
                                                  ------ ------
                        Total mortgage loans..... $4,173 $5,943
                                                  ====== ======

Municipal bonds

   The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio as of December 31. No other state represents more than 5% of the portfolio.

                                                          2013  2012
          (% of municipal bond portfolio carrying value)  ----  ----
                           California.................... 15.9% 14.1%
                           Texas......................... 13.5  11.8
                           Oregon........................  5.4   4.7
                           New Jersey....................  5.2   4.5
                           New York......................  5.2   7.1
                           Illinois......................  5.1   4.3

Concentration of credit risk

   As of December 31, 2013, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company's shareholder's equity.

Securities loaned

   The Company's business activities include securities lending programs with third parties, mostly large banks. As of December 31, 2013 and 2012, fixed income securities with a carrying value of $312 million and $525 million, respectively, were on loan under these agreements. Interest income on collateral, net of fees, was $1 million in each of 2013, 2012 and 2011.

Other investment information

   Included in fixed income securities are below investment grade assets totaling $2.89 billion and $3.35 billion as of December 31, 2013 and 2012, respectively.

   As of December 31, 2013, fixed income securities and short-term investments with a carrying value of $53 million were on deposit with regulatory authorities as required by law.

   As of December 31, 2013, the carrying value of fixed income securities that were non-income producing was $11 million.

7. Fair Value of Assets and Liabilities

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Consolidated Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1:. Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

Level 2:. Assets and liabilities whose values are based on the following:

    (a)Quoted prices for similar assets or liabilities in active markets;

    (b)Quoted prices for identical or similar assets or liabilities in markets that are not active; or

    (c)Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

Level 3:. Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company's estimates of the assumptions that market participants would use in valuing the assets and liabilities.

   The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.

   The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance that assets and liabilities are appropriately valued through the execution of various processes and controls designed to ensure the overall reasonableness and consistent application of valuation methodologies, including inputs and assumptions, and compliance with accounting standards. For fair values received from third parties or internally estimated, the Company's processes and controls are designed to ensure that the valuation methodologies are appropriate and consistently applied, the inputs and assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are accurately recorded. For example, on a continuing basis, the Company assesses the reasonableness of individual fair values that have stale security prices or that exceed certain thresholds as compared to previous fair values received from valuation service providers or brokers or derived from internal models. The Company performs procedures to understand and assess the methodologies, processes and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third party valuation sources for selected securities. The Company performs ongoing price validation procedures such as back-testing of actual sales, which corroborate the various inputs used in internal models to market observable data. When fair value determinations are expected to be more variable, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions.

   The Company has two types of situations where investments are classified as Level 3 in the fair value hierarchy. The first is where quotes continue to be received from independent third-party valuation service providers and all significant inputs are market observable; however, there has been a significant decrease in the volume and level of activity for the asset when compared to normal market activity such that the degree of market observability has declined to a point where categorization as a Level 3 measurement is considered appropriate. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources.

   The second situation where the Company classifies securities in Level 3 is where specific inputs significant to the fair value estimation models are not market observable. This primarily occurs in the Company's use of broker quotes to value certain securities where the inputs have not been corroborated to be market observable, and the use of valuation models that use significant non-market observable inputs.

   Certain assets are not carried at fair value on a recurring basis, including investments such as mortgage loans, limited partnership interests, bank loans and policy loans. Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to remeasurement at fair value after initial recognition and the resulting remeasurement is reflected in the consolidated financial statements. In addition, derivatives embedded in fixed income securities are not disclosed in the hierarchy as free-standing derivatives since they are presented with the host contracts in fixed income securities.

   In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. For the majority of Level 2 and Level 3 valuations, a combination of the market and income approaches is used.

Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis

Level 1 measurements

.. Fixed income securities: Comprise certain U.S. Treasuries. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

.. Equity securities: Comprise actively traded, exchange-listed equity securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

.. Short-term: Comprise actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

.. Separate account assets: Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

.. Assets held for sale: Comprise U.S. Treasury fixed income securities, short-term investments and separate account assets. The valuation is based on the respective asset type as described above.

Level 2 measurements

..  Fixed income securities:

   U.S. government and agencies: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

   Municipal: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

   Corporate, including privately placed: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. Also included are privately placed securities valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.

   Foreign government: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

   ABS and RMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads. Certain ABS are valued based on non-binding broker quotes whose inputs have been corroborated to be market observable.

   CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads.

   Redeemable preferred stock: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, underlying stock prices and credit spreads.

.. Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that are not active.

.. Short-term: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. For certain short-term investments, amortized cost is used as the best estimate of fair value.

.. Other investments: Free-standing exchange listed derivatives that are not actively traded are valued based on quoted prices for identical instruments in markets that are not active.

   OTC derivatives, including interest rate swaps, foreign currency swaps, foreign exchange forward contracts, certain options and certain credit default swaps, are valued using models that rely on inputs such as interest rate yield curves, currency rates, and counterparty credit spreads that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment.

.. Assets held for sale: Comprise U.S. government and agencies, municipal, corporate, foreign government, ABS, RMBS and CMBS fixed income securities, and short-term investments. The valuation is based on the respective asset type as described above.

Level 3 measurements

..  Fixed income securities:

   Municipal: Municipal bonds that are not rated by third party credit rating agencies but are rated by the National Association of Insurance Commissioners ("NAIC"). The primary inputs to the valuation of these municipal bonds include quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements, contractual cash flows, benchmark yields and credit spreads. Also includes auction rate securities ("ARS") primarily backed by student loans that have become illiquid due to failures in the auction market are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses significant non-market observable inputs, including the anticipated date liquidity will return to the market.

   Corporate, including privately placed: Primarily valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. Also included are equity-indexed notes which are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses significant non-market observable inputs, such as volatility. Other inputs include an interest rate yield curve, as well as published credit spreads for similar assets that incorporate the credit quality and industry sector of the issuer.

   ABS, RMBS and CMBS: Valued based on non-binding broker quotes received from brokers who are familiar with the investments and where the inputs have not been corroborated to be market observable.

.. Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements.

.. Other investments: Certain OTC derivatives, such as interest rate caps, certain credit default swaps and certain options (including swaptions), are valued using models that are widely accepted in the financial services industry. These are categorized as Level 3 as a result of the significance of non-market observable inputs such as volatility. Other primary inputs include interest rate yield curves and credit spreads.

.. Assets held for sale: Comprise municipal, corporate, ABS and CMBS fixed income securities. The valuation is based on the respective asset type as described above.

.. Contractholder funds: Derivatives embedded in certain life and annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

   . Liabilities held for sale: Comprise derivatives embedded in life and annuity contracts. The valuation is the same as described above for contractholder funds.

Assets and liabilities measured at fair value on a non-recurring basis

   Mortgage loans written-down to fair value in connection with recognizing impairments are valued based on the fair value of the underlying collateral less costs to sell. Limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments are valued using net asset values. The carrying value of the LBL business was written-down to fair value in connection with being classified as held for sale.

   The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2013.

                                Quoted
                               prices in
                                active
                                markets  Significant
                                  for       other    Significant  Counterparty
                               identical observable  unobservable   and cash   Balance as of
                                assets     inputs       inputs     collateral  December 31,
                               (Level 1)  (Level 2)   (Level 3)     netting        2013
($ in millions)                --------- ----------- ------------ ------------ -------------
Assets
   Fixed income
     securities:
       U.S.
         government
         and
         agencies.............  $  145     $   621     $     --                  $    766
       Municipal..............      --       3,185          119                     3,304
       Corporate..............      --      20,308        1,008                    21,316
       Foreign
         government...........      --         792           --                       792
       ABS....................      --         895          112                     1,007
       RMBS...................      --         790           --                       790
       CMBS...................      --         763            1                       764
       Redeemable
         preferred
         stock................      --          16            1                        17
                                ------     -------     --------                  --------
          Total
            fixed
            income
            securities........     145      27,370        1,241                    28,756
   Equity securities..........     593          51            6                       650
   Short-term
     investments..............     129         461           --                       590
   Other
     investments:
     Free-standing
     derivatives..............      --         268            9      $ (11)           266
   Separate account
     assets...................   5,039          --           --                     5,039
   Assets held for
     sale.....................   1,854       9,812          362                    12,028
                                ------     -------     --------      -----       --------
          Total
            recurring
            basis
            assets............   7,760      37,962        1,618        (11)        47,329
   Non-recurring
     basis/ (1)/..............      --          --           17                        17
                                ------     -------     --------      -----       --------
Total assets at
  fair value..................  $7,760     $37,962     $  1,635      $ (11)      $ 47,346
                                ======     =======     ========      =====       ========
% of total assets
  at fair value...............    16.4%       80.2%         3.4%      --  %         100.0%
Liabilities
   Contractholder
     funds:
     Derivatives
     embedded in
     life and
     annuity
     contracts................  $   --     $    --     $   (307)                 $   (307)
   Other
     liabilities:
     Free-standing
     derivatives..............      --        (185)         (14)     $   7           (192)
   Liabilities held
     for sale.................      --          --         (246)                     (246)
                                ------     -------     --------      -----       --------
       Total
         recurring
         basis
         liabilities..........      --        (185)        (567)         7           (745)
   Non-recurring
     basis/ (2)/..............      --          --      (11,088)                  (11,088)
                                ------     -------     --------      -----       --------
Total liabilities
  at fair value...............  $   --     $  (185)    $(11,655)     $   7       $(11,833)
                                ======     =======     ========      =====       ========
% of total
  liabilities at
  fair value..................    --  %        1.6%        98.5%      (0.1)%        100.0%

--------
/(1)/Includes $8 million of mortgage loans and $9 million of limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments.
/(2)/Relates to LBL business held for sale (see Note 3). The total fair value measurement includes $15,593 million of assets held for sale and $(14,899) million of liabilities held for sale, less $12,028 million of assets and $(246) million of liabilities measured at fair value on a recurring basis.

   The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2012.

($ in millions)                        Quoted
                                      prices in
                                       active
                                       markets  Significant              Counterparty
                                         for       other    Significant      and
                                      identical observable  unobservable     cash     Balance as of
                                       assets     inputs       inputs     collateral  December 31,
                                      (Level 1)  (Level 2)   (Level 3)     netting        2012
                                      --------- ----------- ------------ ------------ -------------
Assets
   Fixed income securities:
       U.S. government and
         agencies....................  $1,074     $ 1,305      $   --                    $ 2,379
       Municipal.....................      --       4,366         338                      4,704
       Corporate.....................      --      30,030       1,501                     31,531
       Foreign government............      --       1,180          --                      1,180
       ABS...........................      --       1,666         199                      1,865
       RMBS..........................      --       1,791          --                      1,791
       CMBS..........................      --       1,387          21                      1,408
       Redeemable preferred
         stock.......................      --          17           1                         18
                                       ------     -------      ------                    -------
          Total fixed income
            securities...............   1,074      41,742       2,060                     44,876
   Equity securities.................     338          --           7                        345
   Short-term investments............     220         655          --                        875
   Other investments:
     Free-standing derivatives.......      --         173           3       $ (47)           129
   Separate account assets...........   6,610          --          --                      6,610
   Other assets......................       2          --           1                          3
                                       ------     -------      ------       -----        -------
       Total recurring basis
         assets......................   8,244      42,570       2,071         (47)        52,838
   Non-recurring basis/ (1)/.........      --          --           6                          6
                                       ------     -------      ------       -----        -------
   Total assets at fair value........  $8,244     $42,570      $2,077       $ (47)       $52,844
                                       ======     =======      ======       =====        =======
   % of total assets at fair
     value...........................    15.6%       80.6%        3.9%       (0.1)%        100.0%

Liabilities
   Contractholder funds:
     Derivatives embedded in
     life and annuity
     contracts.......................  $   --     $    --      $ (553)                   $  (553)
   Other liabilities:
     Free-standing derivatives.......      --         (91)        (30)      $  29            (92)
                                       ------     -------      ------       -----        -------
Total liabilities at fair
  value..............................  $   --     $   (91)     $ (583)      $  29        $  (645)
                                       ======     =======      ======       =====        =======
% of total liabilities at
  fair value.........................     -- %       14.1%       90.4%       (4.5)%        100.0%

--------
/(1)/Includes $4 million of mortgage loans, $1 million of limited partnership interests and $1 million of other investments written-down to fair value in connection with recognizing other-than-temporary impairments.

   The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements.

                               Fair   Valuation  Unobservable          Weighted
                               value  technique     input      Range   average
($ in millions)                -----  ---------- ------------ -------  --------
December 31, 2013
Derivatives embedded in life   $(247) Stochastic Projected      1.0 -     1.75%
  and annuity contracts -             cash flow  option cost      2.0%
  Equity-indexed and forward          model
  starting options............
Liabilities held for sale -    $(246) Stochastic Projected      1.0 -     1.91%
  Equity-indexed and forward          cash flow  option cost      2.0%
  starting options............        model
December 31, 2012
ARS backed by student loans... $ 202  Discounted Anticipated  18 - 60  32 - 44
                                      cash flow  date          months   months
                                      model      liquidity
                                                 will return
                                                 to the
                                                 market
Derivatives embedded in life   $(419) Stochastic Projected      1.0 -     1.92%
  and annuity contracts -             cash flow  option cost      2.0%
  Equity-indexed and forward          model
  starting options............

   If the projected option cost increased (decreased), it would result in a higher (lower) liability fair value. If the anticipated date liquidity will return to the market is sooner (later), it would result in a higher (lower) fair value.

   As of December 31, 2013 and 2012, Level 3 fair value measurements include $1.15 billion and $1.72 billion, respectively, of fixed income securities valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. As of December 31, 2013, Level 3 fair value measurements for assets held for sale include $319 million of fixed income securities valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. The Company does not develop the unobservable inputs used in measuring fair value; therefore, these are not included in the table above. However, an increase (decrease) in credit spreads for fixed income securities valued based on non-binding broker quotes would result in a lower (higher) fair value.

   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2013.

                                                    Total gains (losses)
                                                       included in:
($ in millions)                                     -------------------
                                      Balance as of                        Transfers    Transfers
                                      December 31,      Net                  into        out of
                                          2012      income /(1)/   OCI      Level 3      Level 3
                                      ------------- -----------   -----   ----------- -------------
Assets
   Fixed income securities:
       Municipal.....................    $  338        $ (12)     $  19      $  --       $   --
       Corporate.....................     1,501           32        (32)        84         (172)
       ABS...........................       199           (2)        30         17          (16)
       RMBS..........................        --           --         --         --           --
       CMBS..........................        21           (1)         3         --           --
       Redeemable preferred
         stock.......................         1           --         --         --           --
                                         ------        -----      -----      -----       ------
          Total fixed income
            securities...............     2,060           17         20        101         (188)
       Equity securities.............         7           --         --         --           --
       Free-standing
         derivatives, net............       (27)          19         --         --           --
       Other assets..................         1           (1)        --         --           --
       Assets held for sale..........        --           (2)        (6)        13          (13)
                                         ------        -----      -----      -----       ------
          Total recurring
            Level 3 assets...........    $2,041        $  33      $  14      $ 114       $ (201)
                                         ======        =====      =====      =====       ======
Liabilities
       Contractholder funds:
         Derivatives embedded
         in life and annuity
         contracts...................    $ (553)       $  89      $  --      $  --       $   --
       Liabilities held for
         sale........................        --           20         --         --           --
                                         ------        -----      -----      -----       ------
       Total recurring
         Level 3 liabilities.........    $ (553)       $ 109      $  --      $  --       $   --
                                         ======        =====      =====      =====       ======

                                                                                      Balance as of
                                       Transfer to  Purchases/                        December 31,
                                      held for sale Issues /(2)/  Sales   Settlements     2013
                                      ------------- -----------   -----   ----------- -------------
Assets
   Fixed income securities:
       Municipal.....................    $  (51)       $  --      $(173)     $  (2)      $  119
       Corporate.....................      (244)         145       (173)      (133)       1,008
       ABS...........................       (85)          --         (8)       (23)         112
       RMBS..........................        --           --         --         --           --
       CMBS..........................        (5)          --        (17)        --            1
       Redeemable preferred
         stock.......................        --           --         --         --            1
                                         ------        -----      -----      -----       ------
          Total fixed income
            securities...............      (385)         145       (371)      (158)       1,241
       Equity securities.............        --           --         (1)        --            6
       Free-standing
         derivatives, net............        --            9         --         (6)          (5)/(3)/
       Other assets..................        --           --         --         --           --
       Assets held for sale..........       385           --        (10)        (5)         362
                                         ------        -----      -----      -----       ------
          Total recurring
            Level 3 assets...........    $   --        $ 154      $(382)     $(169)      $1,604
                                         ======        =====      =====      =====       ======
Liabilities
       Contractholder funds:
         Derivatives embedded
         in life and annuity
         contracts...................    $  265        $(111)     $  --      $   3       $ (307)
       Liabilities held for
         sale........................      (265)          (6)        --          5         (246)
                                         ------        -----      -----      -----       ------
       Total recurring
         Level 3 liabilities.........    $   --        $(117)     $  --      $   8       $ (553)
                                         ======        =====      =====      =====       ======

--------
/(1)/The effect to net income totals $142 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
     $20 million in realized capital gains and losses, $14 million in net investment income, $40 million in interest credited to contractholder funds, $74 million in contract benefits and $(6) million in loss on disposition of operations.
/(2)/Represents purchases for assets and issues for liabilities.
/(3)/Comprises $9 million of assets and $14 million of liabilities.

   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012.

                                                       Total gains
                                                    (losses) included
                                                           in:
($ in millions)                                     -----------------
                                      Balance as of                      Transfers    Transfers
                                      December 31,      Net                into        out of
                                          2011      income /(1)/  OCI     Level 3      Level 3
                                      ------------- -----------  ------ ----------- -------------
Assets
   Fixed income securities:
       Municipal.....................    $  387        $  (5)     $ 22     $  53       $  (10)
       Corporate.....................     1,319           20        63       381          (64)
       ABS...........................       254           24        59        42           (7)
       RMBS..........................        47           --        --        --          (47)
       CMBS..........................        30           (4)       10        --           --
       Redeemable preferred
         stock.......................         1           --        --        --           --
                                         ------        -----      ----     -----       ------
          Total fixed income
            securities...............     2,038           35       154       476         (128)
       Equity securities.............        14           --        --        --           --
       Free-standing
         derivatives, net............       (88)          25        --        --           --
       Other assets..................         1           --        --        --           --
                                         ------        -----      ----     -----       ------
          Total recurring
            Level 3 assets...........    $1,965        $  60      $154     $ 476       $ (128)
                                         ======        =====      ====     =====       ======
Liabilities
       Contractholder funds:
         Derivatives embedded
         in life and annuity
         contracts...................    $ (723)       $ 168      $ --     $  --       $   --
                                         ------        -----      ----     -----       ------
       Total recurring
         Level 3 liabilities.........    $ (723)       $ 168      $ --     $  --       $   --
                                         ======        =====      ====     =====       ======

                                                                                    Balance as of
                                                                                    December 31,
                                        Purchases      Sales     Issues Settlements     2012
                                      ------------- -----------  ------ ----------- -------------
Assets
   Fixed income securities:
       Municipal.....................    $   --        $(107)     $ --     $  (2)      $  338
       Corporate.....................       125         (223)       --      (120)       1,501
       ABS...........................        11         (165)       --       (19)         199
       RMBS..........................        --           --        --        --           --
       CMBS..........................        --           --        --       (15)          21
       Redeemable preferred
         stock.......................         1           (1)       --        --            1
                                         ------        -----      ----     -----       ------
          Total fixed income
            securities...............       137         (496)       --      (156)       2,060
       Equity securities.............         5          (12)       --        --            7
       Free-standing
         derivatives, net............        27           --        --         9          (27)/(2)/
       Other assets..................        --           --        --        --            1
                                         ------        -----      ----     -----       ------
          Total recurring
            Level 3 assets...........    $  169        $(508)     $ --     $(147)      $2,041
                                         ======        =====      ====     =====       ======
Liabilities
       Contractholder funds:
         Derivatives embedded
         in life and annuity
         contracts...................    $   --        $  --      $(79)    $  81       $ (553)
                                         ------        -----      ----     -----       ------
       Total recurring
         Level 3 liabilities.........    $   --        $  --      $(79)    $  81       $ (553)
                                         ======        =====      ====     =====       ======

--------
/(1)/The effect to net income totals $228 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
     $38 million in realized capital gains and losses, $22 million in net investment income, $132 million in interest credited to contractholder funds and $36 million in contract benefits.
/(2)/Comprises $3 million of assets and $30 million of liabilities.

   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2011.

                                                    Total gains (losses)
                                                       included in:
($ in millions)                                     -------------------
                                      Balance as of                        Transfers    Transfers
                                      December 31,      Net                  into        out of
                                          2010      income /(1)/   OCI      Level 3      Level 3
                                      ------------- -----------   ------  ----------- -------------
Assets
   Fixed income securities:
       Municipal.....................    $  601       $    (2)    $   7      $  48       $   (34)
       Corporate.....................     1,760            52       (35)       237          (410)
       ABS...........................     1,974            21       (65)        --        (1,470)
       RMBS..........................     1,189           (57)       77         --          (853)
       CMBS..........................       844           (43)      111         65          (878)
       Redeemable preferred
         stock.......................         1            --        --         --            --
                                         ------       -------     -----      -----       -------
          Total fixed income
            securities...............     6,369           (29)       95        350        (3,645)
       Equity securities.............        29            (5)       --         --           (10)
       Free-standing
         derivatives, net............       (77)          (37)       --         --            --
       Other assets..................         1            --        --         --            --
                                         ------       -------     -----      -----       -------
          Total recurring
            Level 3 assets...........    $6,322       $   (71)    $  95      $ 350       $(3,655)
                                         ======       =======     =====      =====       =======
Liabilities
       Contractholder funds:
         Derivatives embedded
         in life and annuity
         contracts...................    $ (653)      $  (134)    $  --      $  --       $    --
                                         ------       -------     -----      -----       -------
       Total recurring
         Level 3 liabilities.........    $ (653)      $  (134)    $  --      $  --       $    --
                                         ======       =======     =====      =====       =======

                                                                                      Balance as of
                                                                                      December 31,
                                        Purchases      Sales      Issues  Settlements     2011
                                      ------------- -----------   ------  ----------- -------------
Assets
   Fixed income securities:
       Municipal.....................    $   10       $  (241)    $  --      $  (2)      $   387
       Corporate.....................       266          (473)       --        (78)        1,319
       ABS...........................       146          (136)       --       (216)          254
       RMBS..........................        --          (222)       --        (87)           47
       CMBS..........................        --           (66)       --         (3)           30
       Redeemable preferred
         stock.......................        --            --        --         --             1
                                         ------       -------     -----      -----       -------
          Total fixed income
            securities...............       422        (1,138)       --       (386)        2,038
       Equity securities.............         1            (1)       --         --            14
       Free-standing
         derivatives, net............        18            --        --          8           (88)/(2)/
       Other assets..................        --            --        --         --             1
                                         ------       -------     -----      -----       -------
          Total recurring
            Level 3 assets...........    $  441       $(1,139)    $  --      $(378)      $ 1,965
                                         ======       =======     =====      =====       =======
Liabilities
       Contractholder funds:
         Derivatives embedded
         in life and annuity
         contracts...................    $   --       $    --     $(100)     $ 164       $  (723)
                                         ------       -------     -----      -----       -------
       Total recurring
         Level 3 liabilities.........    $   --       $    --     $(100)     $ 164       $  (723)
                                         ======       =======     =====      =====       =======

--------
/(1)/The effect to net income totals $(205) million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
     $(101) million in realized capital gains and losses, $34 million in net investment income, $(106) million in interest credited to contractholder funds and $(32) million in contract benefits.
/(2)/Comprises $1 million of assets and $89 million of liabilities.

   Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. For example, in situations where a fair value quote is not provided by the Company's independent third-party valuation service provider and as a result the price is stale or has been replaced with a broker quote whose inputs have not been corroborated to be market observable, the security is transferred into Level 3. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the Level 3 rollforward table.

   There were no transfers between Level 1 and Level 2 during 2013 or 2011. During 2012, certain U.S. government securities were transferred into Level 1 from Level 2 as a result of increased liquidity in the market and a sustained increase in the market activity for these assets.

   During 2011, certain ABS, RMBS and CMBS were transferred into Level 2 from Level 3 as a result of increased liquidity in the market and a sustained increase in the market activity for these assets. Additionally, in 2011 certain ABS that were valued based on non-binding broker quotes were transferred into Level 2 from Level 3 since the inputs were corroborated to be market observable.

   Transfers into Level 3 during 2013, 2012 and 2011 included situations where a fair value quote was not provided by the Company's independent third-party valuation service provider and as a result the price was stale or had been replaced with a broker quote where the inputs had not been corroborated to be market observable resulting in the security being classified as Level 3. Transfers out of Level 3 during 2013, 2012 and 2011 included situations where a broker quote was used in the prior period and a fair value quote became available from the Company's independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.

   The following table provides the change in unrealized gains and losses included in net income for Level 3 assets and liabilities held as of December 31.

                                                  2013  2012   2011
            ($ in millions)                       ----  ----  -----
            Assets
               Fixed income securities:
                   Municipal..................... $ (4) $ --  $  (2)
                   Corporate.....................   13    15     19
                   ABS...........................   (2)   --    (35)
                   CMBS..........................   (2)   (3)   (12)
                                                  ----  ----  -----
                      Total fixed income
                        securities...............    5    12    (30)
                   Equity securities.............   --    --     (4)
                   Free-standing
                     derivatives, net............   10     6    (29)
                   Other assets..................   (1)   --     --
                   Assets held for sale..........   (2)   --     --
                                                  ----  ----  -----
                      Total recurring
                        Level 3 assets........... $ 12  $ 18  $ (63)
                                                  ====  ====  =====
            Liabilities
                   Contractholder funds:
                     Derivatives embedded
                     in life and annuity
                     contracts................... $ 89  $168  $(134)
                   Liabilities held for
                     sale........................   20    --     --
                                                  ----  ----  -----
                      Total recurring
                        Level 3
                        liabilities.............. $109  $168  $(134)
                                                  ====  ====  =====

   The amounts in the table above represent the change in unrealized gains and losses included in net income for the period of time that the asset or liability was determined to be in Level 3. These gains and losses total
$121 million in 2013 and are reported as follows: $9 million in realized capital gains and losses, $9 million in net investment income, $35 million in interest credited to contractholder funds, $74 million in contract benefits and $(6) million in loss on disposition of operations. These gains and losses total $186 million in 2012 and are reported as follows: $19 million in net investment income, $131 million in interest credited to contractholder funds and $36 million in contract benefits. These gains and losses total $(197) million in 2011 and are reported as follows: $(105) million in realized capital gains and losses, $42 million in net investment income, $(102) million in interest credited to contractholder funds and $(32) million in contract benefits.

   Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.

Financial assets

                                         December 31, 2013 December 31, 2012
       ($ in millions)                   ----------------- -----------------
                                         Carrying  Fair    Carrying  Fair
                                          value    value    value    value
                                         --------  ------  --------  ------
       Mortgage loans...................  $4,173   $4,300   $5,943   $6,223
       Cost method limited partnerships.     605      799      617      778
       Agent loans......................     341      325      319      314
       Bank loans.......................     160      161      282      282
       Notes due from related party.....     275      275      275      275
       Assets held for sale.............   1,458    1,532       --       --

   The fair value of mortgage loans, including those classified as assets held for sale, is based on discounted contractual cash flows or, if the loans are impaired due to credit reasons, the fair value of collateral less costs to sell. Risk adjusted discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar types of properties as collateral. The fair value of cost method limited partnerships is determined using reported net asset values of the underlying funds. The fair value of agent loans, which are reported in other investments, is based on discounted cash flow calculations that use discount rates with a spread over U.S. Treasury rates. Assumptions used in developing estimated cash flows and discount rates consider the loan's credit and liquidity risks. The fair value of bank loans, which are reported in other investments or assets held for sale, is based on broker quotes from brokers familiar with the loans and current market conditions. The fair value of notes due from related party, which are reported in other investments, is based on discounted cash flow calculations using current interest rates for instruments with comparable terms. The fair value measurements for mortgage loans, cost method limited partnerships, agent loans, bank loans and notes due from related party and assets held for sale are categorized as Level 3.

Financial liabilities

                                      December 31, 2013 December 31, 2012
        ($ in millions)               ----------------  ----------------
                                      Carrying   Fair   Carrying   Fair
                                       value     value   value     value
                                      --------  ------- --------  -------
        Contractholder funds on
          investment contracts....... $15,542   $16,198 $26,984   $27,989
        Notes due to related parties.     282       282     496       496
        Liability for collateral.....     328       328     561       561
        Liabilities held for sale....   7,417     7,298      --        --

   The fair value of contractholder funds on investment contracts, including those classified as liabilities held for sale, is based on the terms of the underlying contracts utilizing prevailing market rates for similar contracts adjusted for the Company's own credit risk. Deferred annuities included in contractholder funds are valued using discounted cash flow models which incorporate market value margins, which are based on the cost of holding economic capital, and the Company's own credit risk. Immediate annuities without life contingencies and fixed rate funding agreements are valued at the present value of future benefits using market implied interest rates which include the Company's own credit risk. The fair value measurements for contractholder funds on investment contracts and liabilities held for sale are categorized as Level 3.

   The fair value of notes due to related parties is based on discounted cash flow calculations using current interest rates for instruments with comparable terms and considers the Company's own credit risk. The liability for collateral is valued at carrying value due to its short-term nature. The fair value measurements for liability for collateral are categorized as Level 2. The fair value measurements for notes due to related parties are categorized as Level 3.

8. Derivative Financial Instruments and Off-balance sheet Financial Instruments

   The Company uses derivatives to manage risks with certain assets and liabilities arising from the potential adverse impacts from changes in risk-free interest rates, changes in equity market valuations, increases in credit spreads and foreign currency fluctuations, and for asset replication. The Company does not use derivatives for speculative purposes.

   Asset-liability management is a risk management strategy that is principally employed to balance the respective interest-rate sensitivities of the Company's assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps, swaptions and futures are utilized to change the interest rate characteristics of existing assets and liabilities to ensure the relationship is maintained within specified ranges and to reduce exposure to rising or falling interest rates. The Company uses financial futures and interest rate swaps to hedge anticipated asset purchases and liability issuances and futures and options for hedging the equity exposure contained in its equity indexed life and annuity product contracts that offer equity returns to contractholders. In addition, the Company uses interest rate swaps to hedge interest rate risk inherent in funding agreements. The Company uses foreign currency swaps and forwards primarily to reduce the foreign currency risk associated with issuing foreign currency denominated funding agreements and holding foreign currency denominated investments. Credit default swaps are typically used to mitigate the credit risk within the Company's fixed income portfolio.

   The Company may also use derivatives to manage the risk associated with corporate actions, including the sale of a business. During December 2013, swaptions were utilized to hedge the expected proceeds from the pending disposition of LBL.

   Asset replication refers to the "synthetic" creation of assets through the use of derivatives and primarily investment grade host bonds to replicate securities that are either unavailable in the cash markets or more economical to acquire in synthetic form. The Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities.

   The Company also has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value with changes in fair value of embedded derivatives reported in net income. The Company's primary embedded derivatives are equity options in life and annuity product contracts, which provide equity returns to contractholders; equity-indexed notes containing equity call options, which provide a coupon payout that is determined using one or more equity-based indices; credit default swaps in synthetic collateralized debt obligations, which provide enhanced coupon rates as a result of selling credit protection; and conversion options in fixed income securities, which provide the Company with the right to convert the instrument into a predetermined number of shares of common stock.

   When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The Company designates certain of its interest rate and foreign currency swap contracts and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item. The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged item affects net income.

   The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements. However, the notional amounts specified in credit default swaps where the Company has sold credit protection represent the maximum amount of potential loss, assuming no recoveries.

   Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive or pay to terminate the derivative contracts at the reporting date. The carrying value amounts for OTC derivatives are further adjusted for the effects, if any, of enforceable master netting agreements and are presented on a net basis, by counterparty agreement, in the Consolidated Statements of Financial Position. For certain exchange traded and cleared derivatives, margin deposits are required as well as daily cash settlements of margin accounts.

   As of December 31, 2013, the Company pledged $4 million of cash and securities in the form of margin deposits.

   For those derivatives which qualify for fair value hedge accounting, net income includes the changes in the fair value of both the derivative instrument and the hedged risk, and therefore reflects any hedging ineffectiveness. For cash flow hedges, gains and losses are amortized from accumulated other comprehensive income and are reported in net income in the same period the forecasted transactions being hedged impact net income.

   Non-hedge accounting is generally used for "portfolio" level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements to permit the application of hedge accounting. For non-hedge derivatives, net income includes changes in fair value and accrued periodic settlements, when applicable. With the exception of non-hedge derivatives used for asset replication and non-hedge embedded derivatives, all of the Company's derivatives are evaluated for their ongoing effectiveness as either accounting hedge or non-hedge derivative financial instruments on at least a quarterly basis.

   The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2013.

($ in millions, except number                     Volume/ (1)/
of contracts)                                  ------------------
                                                         Number    Fair
                                Balance sheet  Notional    of     value, Gross   Gross
                                  location      amount  contracts  net   asset liability
                                -------------- -------- --------- ------ ----- ---------
Asset derivatives
Derivatives designated as accounting hedging
  instruments
   Foreign currency swap            Other
     agreements................  investments   $    16      n/a   $   1  $  1    $  --
                                               -------   ------   -----  ----    -----
Derivatives not designated as
  accounting hedging
  instruments
  Interest rate contracts
   Interest rate swaption           Other
     agreements................  investments     1,420      n/a      --    --       --
   Interest rate cap                Other
     agreements................  investments        61      n/a       2     2       --
  Equity and index contracts
   Options and warrants /(2)/..     Other
                                 investments         3   10,035     261   261       --
   Financial futures contracts.  Other assets       --      627      --    --       --
  Foreign currency contracts
   Foreign currency forwards...     Other
                                 investments        47      n/a      --    --       --
  Embedded derivative
   financial instruments
   Credit default swaps........  Fixed income
                                  securities        12      n/a     (12)   --      (12)
  Credit default contracts
   Credit default swaps -           Other
     buying protection.........  investments         1      n/a      --    --       --
   Credit default swaps -           Other
     selling protection........  investments        85      n/a       2     2       --
  Other contracts
   Other contracts.............  Other assets        4      n/a      --    --       --
                                               -------   ------   -----  ----    -----
       Subtotal................                  1,633   10,662     253   265      (12)
                                               -------   ------   -----  ----    -----
Total asset derivatives                        $ 1,649   10,662   $ 254  $266    $ (12)
                                               =======   ======   =====  ====    =====
Liability derivatives
Derivatives designated as
  accounting hedging
  instruments
   Foreign currency swap            Other
     agreements................ liabilities &
                                   accrued
                                   expenses    $   132      n/a   $ (15) $ --    $ (15)
                                               -------   ------   -----  ----    -----
Derivatives not designated as
  accounting hedging
  instruments
  Interest rate contracts
   Interest rate swap               Other
     agreements................ liabilities &
                                   accrued
                                   expenses         85      n/a       4     4       --
   Interest rate swaption           Other
     agreements................ liabilities &
                                   accrued
                                   expenses      4,570      n/a       1     1       --
   Interest rate cap                Other
     agreements................ liabilities &
                                   accrued
                                   expenses        262      n/a       4     4       --
  Equity and index contracts
   Options.....................     Other
                                liabilities &
                                   accrued
                                   expenses         55   10,035    (165)    2     (167)
  Embedded derivative
   financial instruments
   Guaranteed accumulation      Contractholder
     benefits..................     funds          738      n/a     (43)   --      (43)
   Guaranteed withdrawal        Contractholder
     benefits..................     funds          506      n/a     (13)   --      (13)
   Equity-indexed and forward
     starting options in life
     and annuity product        Contractholder
     contracts.................     funds        1,693      n/a    (247)   --     (247)
                                 Liabilities
                                held for sale    2,363      n/a    (246)   --     (246)
   Other embedded derivative
     financial................. Contractholder
   instruments.................     funds           85      n/a      (4)   --       (4)
  Credit default contracts
   Credit default swaps -           Other
     buying protection......... liabilities &
                                   accrued
                                   expenses        171      n/a      (2)   --       (2)
   Credit default swaps -           Other
     selling protection........ liabilities &
                                   accrued
                                   expenses        100      n/a     (15)   --      (15)
                                               -------   ------   -----  ----    -----
       Subtotal................                 10,628   10,035    (726)   11     (737)
                                               -------   ------   -----  ----    -----
Total liability derivatives....                 10,760   10,035    (741) $ 11    $(752)
                                               =======   ======   =====  ====    =====
Total derivatives..............                $12,409   20,697   $(487)
                                               =======   ======   =====

--------
/(1)/Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)
/(2)/In addition to the number of contracts presented in the table, the Company held 837,100 stock warrants. Stock warrants can be converted to cash upon sale of those instruments or exercised for shares of common stock.

   The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2012.

($ in millions, except number                     Volume/ (1)/
of contracts)                                  ------------------
                                                         Number    Fair
                                Balance sheet  Notional    of     value, Gross   Gross
                                  location      amount  contracts  net   asset liability
                                -------------- -------- --------- ------ ----- ---------
Asset derivatives
Derivatives designated as
  accounting hedging
  instruments
   Foreign currency swap            Other
     agreements................  investments   $    16      n/a   $   2  $  2    $  --
                                               -------   ------   -----  ----    -----
Derivatives not designated as
  accounting hedging
  instruments
  Interest rate contracts
   Interest rate swap               Other
     agreements................  investments     5,541      n/a      19    28       (9)
   Interest rate cap                Other
     agreements................  investments       372      n/a       1     1       --
   Financial futures contracts.  Other assets      n/a        2      --    --       --
  Equity and index contracts
   Options and warrants /(2)/..     Other
                                 investments       146   12,400     125   125       --
   Financial futures contracts.  Other assets      n/a      249       2     2       --
  Foreign currency contracts
   Foreign currency forwards...     Other
                                 investments        44      n/a      --    --       --
  Embedded derivative
   financial instruments
   Conversion options..........  Fixed income
                                  securities         5      n/a      --    --       --
   Equity-indexed call options.  Fixed income
                                  securities        90      n/a       9     9       --
   Credit default swaps........  Fixed income
                                  securities        12      n/a     (12)   --      (12)
  Credit default contracts
   Credit default swaps -           Other
     buying protection.........  investments        32      n/a      (1)   --       (1)
   Credit default swaps -           Other
     selling protection........  investments       100      n/a       1     1       --
  Other contracts
   Other contracts.............  Other assets        4      n/a       1     1       --
                                               -------   ------   -----  ----    -----
       Subtotal................                  6,346   12,651     145   167      (22)
                                               -------   ------   -----  ----    -----
Total asset derivatives........                $ 6,362   12,651   $ 147  $169    $ (22)
                                               =======   ======   =====  ====    =====
Liability derivatives
Derivatives designated as
  accounting hedging
  instruments
   Foreign currency swap            Other
     agreements................ liabilities &
                                   accrued
                                   expenses    $   135      n/a   $ (19) $ --    $ (19)
                                               -------   ------   -----  ----    -----
Derivatives not designated as
  accounting hedging
  instruments
  Interest rate contracts
   Interest rate swap               Other
     agreements................ liabilities &
                                   accrued
                                   expenses      1,185      n/a      16    18       (2)
   Interest rate swaption           Other
     agreements................ liabilities &
                                   accrued
                                   expenses        250      n/a      --    --       --
   Interest rate cap                Other
     agreements................ liabilities &
                                   accrued
                                   expenses        429      n/a       1     1       --
   Financial futures contracts.     Other
                                liabilities &
                                   accrued
                                   expenses         --      357      --    --       --
  Equity and index contracts
   Options and futures.........     Other
                                liabilities &
                                   accrued
                                   expenses         --   12,262     (58)   --      (58)
  Embedded derivative
   financial instruments
   Guaranteed accumulation      Contractholder
     benefits..................     funds          820      n/a     (86)   --      (86)
   Guaranteed withdrawal        Contractholder
     benefits..................     funds          554      n/a     (39)   --      (39)
   Equity-indexed and forward
     starting options in life
     and annuity product        Contractholder
     contracts.................     funds        3,916      n/a    (419)   --     (419)
   Other embedded derivative
     financial................. Contractholder
   instruments.................     funds           85      n/a      (9)   --       (9)
  Credit default contracts
   Credit default swaps -           Other
     buying protection......... liabilities &
                                   accrued
                                   expenses        193      n/a      (2)   --       (2)
   Credit default swaps -           Other
     selling protection........ liabilities &
                                   accrued
                                   expenses        130      n/a     (30)   --      (30)
                                               -------   ------   -----  ----    -----
       Subtotal................                  7,562   12,619    (626)   19     (645)
                                               -------   ------   -----  ----    -----
Total liability derivatives....                  7,697   12,619    (645) $ 19    $(664)
                                               =======   ======   =====  ====    =====
Total derivatives..............                $14,059   25,270   $(498)
                                               =======   ======   =====

--------
/(1)/Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)
/(2)/In addition to the number of contracts presented in the table, the Company held 837,100 stock warrants. Stock warrants can be converted to cash upon sale of those instruments or exercised for shares of common stock.

   The following table provides gross and net amounts for the Company's OTC derivatives, all of which are subject to enforceable master netting agreements.

                                      Offsets
  ($ in millions)               ------------------
                                                      Net
                                            Cash    amount  Securities
                                Counter- collateral   on    collateral
                         Gross   party   (received) balance (received)  Net
                         amount netting   pledged    sheet   pledged   amount
                         ------ -------- ---------- ------- ---------- ------
  December 31, 2013
  Asset derivatives.....  $ 14    $(11)     $ --     $  3      $(3)     $--
  Liability derivatives.   (33)     11        (4)     (26)      22       (4)

  December 31, 2012
  Asset derivatives.....  $ 52    $(29)     $(18)    $  5      $(5)     $--
  Liability derivatives.   (63)     29        --      (34)      25       (9)

   The following table provides a summary of the impacts of the Company's foreign currency contracts in cash flow hedging relationships for the years ended December 31.

                                                              2013  2012  2011
 ($ in millions)                                              ----  ----  ----
 Gain (loss) recognized in OCI on derivatives during the
   period.................................................... $  3  $ (6) $  4
 Loss recognized in OCI on derivatives during the term of
   the hedging relationship..................................  (13)  (17)  (12)
 Loss reclassified from AOCI into income (net investment
   income)...................................................   (1)   --    --
 Loss reclassified from AOCI into income (realized capital
   gains and losses).........................................   --    (1)   (1)

   Amortization of net losses from accumulated other comprehensive income related to cash flow hedges is expected to be $2 million during the next twelve months. There was no hedge ineffectiveness reported in realized gains and losses in 2013, 2012 or 2011.

   The following tables present gains and losses from valuation, settlements and hedge ineffectiveness reported on derivatives used in fair value hedging relationships and derivatives not designated as accounting hedging instruments in the Consolidated Statements of Operations and Comprehensive Income for the years ended December 31. In 2013, the Company had no derivatives used in fair value hedging relationships.

                                                    2013
($ in millions)           -------------------------------------------------------
                                                                       Total gain
                          Realized                                       (loss)
                          capital              Interest      Loss on   recognized
                           gains             credited to   disposition   in net
                            and    Contract contractholder     of       income on
                           losses  benefits     funds      operations  derivatives
                          -------- -------- -------------- ----------- -----------
Interest rate contracts..   $ 3      $--         $ --          $(6)        $(3)
Equity and index
  contracts..............    --       --           94           --          94
Embedded derivative
  financial instruments..    (1)      74          (75)          --          (2)
Foreign currency
  contracts..............    (2)      --           --           --          (2)
Credit default contracts.    14       --           --           --          14
Other contracts..........    --       --           (3)          --          (3)
                            ---      ---         ----          ---         ---
   Total.................   $14      $74         $ 16          $(6)        $98
                            ===      ===         ====          ===         ===

                                                        2012
                               ------------------------------------------------------
                                                                           Total gain
                                          Realized                           (loss)
                                          capital              Interest    recognized
                                  Net      gains             credited to     in net
                               investment   and    Contract contractholder  income on
                                 income    losses  benefits     funds      derivatives
                               ---------- -------- -------- -------------- -----------
Derivatives in fair value
  accounting hedging
  relationships
  Interest rate contracts.....    $(1)      $--      $--         $ --         $ (1)
                                  ---       ---      ---         ----         ----
Derivatives not designated as
  accounting hedging
  instruments
  Interest rate contracts.....     --         2       --           --            2
  Equity and index contracts..     --        --       --           56           56
  Embedded derivative
   financial instruments......     --        20       36          134          190
  Foreign currency contracts..     --        (2)      --           --           (2)
  Credit default contracts....     --        15       --           --           15
  Other contracts.............     --        --       --            3            3
                                  ---       ---      ---         ----         ----
   Subtotal...................     --        35       36          193          264
                                  ---       ---      ---         ----         ----
   Total......................    $(1)      $35      $36         $193         $263
                                  ===       ===      ===         ====         ====

                                                        2011
                               ------------------------------------------------------
                                                                           Total gain
                                          Realized                           (loss)
                                          capital              Interest    recognized
                                  Net      gains             credited to     in net
                               investment   and    Contract contractholder  income on
                                 income    losses  benefits     funds      derivatives
                               ---------- -------- -------- -------------- -----------
Derivatives in fair value
  accounting hedging
  relationships
  Interest rate contracts.....    $(2)     $  (8)    $ --        $ (5)        $ (15)
  Foreign currency and
   interest rate contracts....     --         --       --         (32)          (32)
                                  ---      -----     ----        ----         -----
   Subtotal...................     (2)        (8)      --         (37)          (47)
                                  ---      -----     ----        ----         -----
Derivatives not designated as
  accounting hedging
  instruments
  Interest rate contracts.....     --       (151)      --          --          (151)
  Equity and index contracts..     --         --       --          (2)           (2)
  Embedded derivative
   financial instruments......     --        (45)     (32)        (38)         (115)
  Credit default contracts....     --          2       --          --             2
  Other contracts.............     --         --       --           7             7
                                  ---      -----     ----        ----         -----
   Subtotal...................     --       (194)     (32)        (33)         (259)
                                  ---      -----     ----        ----         -----
   Total......................    $(2)     $(202)    $(32)       $(70)        $(306)
                                  ===      =====     ====        ====         =====

   The following table provides a summary of the changes in fair value of the Company's fair value hedging relationships in the Consolidated Statements of Operations and Comprehensive Income for the years ended December 31.

                                  Gain (loss) on
                                    derivatives     Gain (loss) on hedged risk
 ($ in millions)                ------------------  -------------------------
                                           Foreign
                                          currency
                                              &
 Location of gain or (loss)     Interest  interest
 recognized in net income on      rate      rate    Contractholder
 derivatives                    contracts contracts     funds      Investments
 ---------------------------    --------- --------- -------------- -----------
 2012
 Net investment income.........    $ 3      $ --         $--          $ (3)
                                   ---      ----         ---          ----
    Total......................    $ 3      $ --         $--          $ (3)
                                   ===      ====         ===          ====
 2011
 Interest credited to
   contractholder funds........    $(7)     $(34)        $41          $ --
 Net investment income.........     26        --          --           (26)
 Realized capital gains and
   losses......................     (8)       --          --            --
                                   ---      ----         ---          ----
    Total......................    $11      $(34)        $41          $(26)
                                   ===      ====         ===          ====

   The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements ("MNAs") and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions that permit either party to net payments due for transactions and collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2013, counterparties pledged $8 million in cash and securities to the Company, and the Company pledged $23 million in securities to counterparties which includes $14 million of collateral posted under MNAs for contracts containing credit-risk-contingent provisions that are in a liability position and $9 million of collateral posted under MNAs for contracts without credit-risk-contingent liabilities. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives, including futures and certain option contracts, are traded on organized exchanges which require margin deposits and guarantee the execution of trades, thereby mitigating any potential credit risk.

   Counterparty credit exposure represents the Company's potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of OTC derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.

   The following table summarizes the counterparty credit exposure as of December 31 by counterparty credit rating as it relates to the Company's OTC derivatives.

                                     2013                                  2012
($ in millions)      ------------------------------------- -------------------------------------
                      Number                    Exposure,   Number                    Exposure,
                        of    Notional  Credit    net of      of    Notional  Credit    net of
                     counter-  amount  exposure collateral counter-  amount  exposure collateral
Rating/ (1)/         parties   /(2)/    /(2)/     /(2)/    parties   /(2)/    /(2)/     /(2)/
------------         -------- -------- -------- ---------- -------- -------- -------- ----------
A+..................    1      $   22    $ 1       $ 1         1     $   19    $--       $--
A...................    4       1,523      2        --         3      2,252     12        --
A-..................    1          24      1        --         2        311      1         1
BBB+................    1           3     --        --         1      3,617     11        --
BBB.................    1          76      1        --        --         --     --        --
                        -      ------    ---       ---        --     ------    ---       ---
Total...............    8      $1,648    $ 5       $ 1         7     $6,199    $24       $ 1
                        =      ======    ===       ===        ==     ======    ===       ===

--------
/(1)/Rating is the lower of S&P or Moody's ratings.
/(2)/Only OTC derivatives with a net positive fair value are included for each counterparty.

   Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

   Certain of the Company's derivative instruments contain credit-risk-contingent termination events, cross-default provisions and credit support annex agreements. Credit-risk-contingent termination events allow the counterparties to terminate the derivative on certain dates if ALIC's or Allstate Life Insurance Company of New York's ("ALNY") financial strength credit ratings by Moody's or S&P fall below a certain level or in the event ALIC or ALNY are no longer rated by either Moody's or S&P. Credit-risk-contingent cross-default provisions allow the counterparties to terminate the derivative instruments if the Company defaults by pre-determined threshold amounts on certain debt instruments. Credit-risk-contingent credit support annex agreements specify the amount of collateral the Company must post to counterparties based on ALIC's or ALNY's financial strength credit ratings by Moody's or S&P, or in the event ALIC or ALNY are no longer rated by either Moody's or S&P.

   The following summarizes the fair value of derivative instruments with termination, cross-default or collateral credit-risk-contingent features that are in a liability position as of December 31, as well as the fair value of assets and collateral that are netted against the liability in accordance with provisions within legally enforceable MNAs.

                                                                 2013  2012
    ($ in millions)                                              ----  ----
    Gross liability fair value of contracts containing
      credit-risk-contingent features........................... $ 25  $ 62
    Gross asset fair value of contracts containing
      credit-risk-contingent features and subject to MNAs.......   (9)  (28)
    Collateral posted under MNAs for contracts containing
      credit-risk-contingent features...........................  (14)  (25)
                                                                 ----  ----
    Maximum amount of additional exposure for contracts with
      credit-risk-contingent features if all features were
      triggered concurrently.................................... $  2  $  9
                                                                 ====  ====

Credit derivatives - selling protection

   Free-standing credit default swaps ("CDS") are utilized for selling credit protection against a specified credit event. A credit default swap is a derivative instrument, representing an agreement between two parties to exchange the credit risk of a specified entity (or a group of entities), or an index based on the credit risk of a group of entities (all commonly referred to as the "reference entity" or a portfolio of "reference entities"), in return for a periodic premium. In selling protection, CDS are used to replicate fixed income securities and to complement the cash market when credit exposure to certain issuers is not available or when the derivative alternative is less expensive than the cash market alternative. CDS typically have a five-year term.

   The following table shows the CDS notional amounts by credit rating and fair value of protection sold.

                                                     Notional amount
   ($ in millions)                           ------------------------------
                                                            BB
                                                            and        Fair
                                             AA   A   BBB  lower Total value
                                             --- ---- ---- ----- ----- -----
   December 31, 2013
   Single name
      Investment grade corporate debt /(1)/. $-- $  5 $ --  $--  $  5  $ --
   Baskets
      First-to-default
      Municipal.............................  --  100   --   --   100   (15)
   Index
      Investment grade corporate debt /(1)/.   1   20   55    4    80     2
                                             --- ---- ----  ---  ----  ----
   Total.................................... $ 1 $125 $ 55  $ 4  $185  $(13)
                                             === ==== ====  ===  ====  ====
   December 31, 2012
   Single name
      Investment grade corporate debt /(1)/. $-- $  5 $ --  $--  $  5  $ --
          Municipal.........................  25   --   --   --    25    (3)
                                             --- ---- ----  ---  ----  ----
          Subtotal..........................  25    5   --   --    30    (3)
   Baskets
      First-to-default
      Municipal.............................  --  100   --   --   100   (26)
   Index
      Investment grade corporate debt /(1)/.   1   26   68    5   100    --
                                             --- ---- ----  ---  ----  ----
   Total.................................... $26 $131 $ 68  $ 5  $230  $(29)
                                             === ==== ====  ===  ====  ====
--------
/(1)/Investment grade corporate debt categorization is based on the rating of the underlying name(s) at initial purchase.

   In selling protection with CDS, the Company sells credit protection on an identified single name, a basket of names in a first-to-default ("FTD") structure or a specific tranche of a basket, or credit derivative index ("CDX") that is generally investment grade, and in return receives periodic premiums through expiration or termination of the agreement. With single name CDS, this premium or credit spread generally corresponds to the difference between the yield on the reference entity's public fixed maturity cash instruments and swap rates at the time the agreement is executed. With a FTD basket or a tranche of a basket, because of the additional credit risk inherent in a basket of named reference entities, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket and the correlation between the names. CDX is utilized to take a position on multiple (generally
125) reference entities. Credit events are typically defined as bankruptcy, failure to pay, or restructuring, depending on the nature of the reference entities. If a credit event occurs, the Company settles with the counterparty, either through physical settlement or cash settlement. In a physical settlement, a reference asset is delivered by the buyer of protection to the Company, in exchange for cash payment at par, whereas in a cash settlement, the Company pays the difference between par and the prescribed value of the reference asset. When a credit event occurs in a single name or FTD basket (for FTD, the first credit event occurring for any one name in the basket), the contract terminates at the time of settlement. When a credit event occurs in a tranche of a basket, there is no immediate impact to the Company until cumulative losses in the basket exceed the contractual subordination. To date, realized losses have not exceeded the subordination. For CDX, the reference entity's name incurring the credit event is removed from the index while the contract continues until expiration. The maximum payout on a CDS is the contract notional amount. A physical settlement may afford the Company with recovery rights as the new owner of the asset.

   The Company monitors risk associated with credit derivatives through individual name credit limits at both a credit derivative and a combined cash instrument/credit derivative level. The ratings of individual names for which protection has been sold are also monitored.

   In addition to the CDS described above, the Company's synthetic collateralized debt obligations contain embedded credit default swaps which sell protection on a basket of reference entities. The synthetic collateralized debt obligations are fully funded; therefore, the Company is not obligated to contribute additional funds when credit events occur related to the reference entities named in the embedded credit default swaps. The Company's maximum amount at risk equals the amount of its aggregate initial investment in the synthetic collateralized debt obligations.

Off-balance sheet financial instruments

   The contractual amounts of off-balance sheet financial instruments as of December 31 are as follows:

                                                                  2013  2012
    ($ in millions)                                              ------ ----
    Commitments to invest in limited partnership interests...... $1,366 $947
    Commitments to extend mortgage loans........................      1   67
    Private placement commitments...............................      5    6
    Other loan commitments......................................     26    7

   In the preceding table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

   Commitments to invest in limited partnership interests represent agreements to acquire new or additional participation in certain limited partnership investments. The Company enters into these agreements in the normal course of business. Because the investments in limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.

   Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. The fair value of commitments to extend mortgage loans, which are secured by the underlying properties, is zero as of December 31, 2013, and is valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

   Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The Company enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

   Other loan commitments are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at predetermined interest rates. Commitments generally have varying expiration dates or other termination clauses. The fair value of these commitments is insignificant.

9. Reserve for Life-Contingent Contract Benefits and Contractholder Funds

   As of December 31, the reserve for life-contingent contract benefits consists of the following:

                                                                 2013    2012
($ in millions)                                                 ------- -------
Immediate fixed annuities:
   Structured settlement annuities............................. $ 6,645 $ 7,274
   Other immediate fixed annuities.............................   2,279   2,382
Traditional life insurance.....................................   2,329   2,899
Accident and health insurance..................................     236   1,448
Other..........................................................     100     114
                                                                ------- -------
       Total reserve for life-contingent contract benefits..... $11,589 $14,117
                                                                ======= =======

   The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits.

               Product                      Mortality             Interest rate            Estimation method
               -------                 -------------------  ------------------------- ----------------------------

Structured settlement annuities        U.S. population      Interest rate assumptions Present value of
                                       with projected       range from 0% to 9.0%     contractually specified
                                       calendar year                                  future benefits
                                       improvements;
                                       mortality rates
                                       adjusted for each
                                       impaired life based
                                       on reduction in
                                       life expectancy

Other immediate fixed annuities        1983 group annuity   Interest rate assumptions Present value of expected
                                       mortality table      range from 0% to 11.5%    future benefits based on
                                       with internal                                  historical experience
                                       modifications; 1983
                                       individual annuity
                                       mortality table;
                                       Annuity 2000
                                       mortality table
                                       with internal
                                       modifications;
                                       Annuity 2000
                                       mortality table;
                                       1983 individual
                                       annuity mortality
                                       table with internal
                                       modifications

Traditional life insurance             Actual company       Interest rate assumptions Net level premium reserve
                                       experience plus      range from 2.5% to 11.3%  method using the
                                       loading                                        Company's withdrawal
                                                                                      experience rates; includes
                                                                                      reserves for unpaid claims

Accident and health insurance          Actual company       Interest rate assumptions Unearned premium;
                                       experience plus      range from 3.0% to 6.0%   additional contract reserves
                                       loading                                        for mortality risk and
                                                                                      unpaid claims

Other:                                 Annuity 2000         Interest rate assumptions Projected benefit ratio
Variable annuity guaranteed minimum    mortality table      range from 4.0% to 5.8%   applied to cumulative
  death benefits/ (1)/                 with internal                                  assessments
                                       modifications

--------
/(1)/In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively "Prudential").

   To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve is recorded for certain immediate annuities with life contingencies. A liability of $771 million is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2012. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income. The liability is zero as of December 31, 2013.

   As of December 31, contractholder funds consist of the following:

                                                                2013    2012
  ($ in millions)                                              ------- -------
  Interest-sensitive life insurance........................... $ 7,104 $10,356
  Investment contracts:
     Fixed annuities..........................................  16,172  25,851
     Funding agreements backing medium-term notes.............      89   1,867
     Other investment contracts...............................     239     560
                                                               ------- -------
         Total contractholder funds........................... $23,604 $38,634
                                                               ======= =======

   The following table highlights the key contract provisions relating to contractholder funds.

       Product                     Interest rate                     Withdrawal/surrender charges
       -------         -------------------------------------  ------------------------------------------

Interest-sensitive     Interest rates credited range from 0%  Either a percentage of account balance
  life insurance       to 10.0% for equity-indexed life       or dollar amount grading off generally
                       (whose returns are indexed to the S&P  over 20 years
                       500) and 1.0% to 6.0% for all other
                       products

Fixed annuities        Interest rates credited range from 0%  Either a declining or a level percentage
                       to 9.8% for immediate annuities;       charge generally over ten years or less.
                       (8.0)% to 13.5% for equity-indexed     Additionally, approximately 25.8% of
                       annuities (whose returns are indexed   fixed annuities are subject to market
                       to the S&P 500); and 0.1% to 6.0% for  value adjustment for discretionary
                       all other products                     withdrawals

Funding agreements     Interest rates credited range from     Not applicable
  backing              1.8% to 5.4%
medium-term notes

Other investment       Interest rates used in establishing    Withdrawal and surrender charges are
  contracts:           reserves range from 1.7% to 10.3%      based on the terms of the related
  Guaranteed                                                  interest-sensitive life insurance or fixed
   minimum income,                                            annuity contract
   accumulation and
   withdrawal
   benefits on
   variable/ (1)/ and
   fixed annuities
   and secondary
   guarantees on
   interest-
   sensitive life
   insurance and
   fixed annuities

--------
/(1)/In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

   Contractholder funds include funding agreements held by VIEs issuing medium-term notes. The VIEs are Allstate Life Funding, LLC, Allstate Financial Global Funding, LLC and Allstate Life Global Funding, and their primary assets are funding agreements used exclusively to back medium-term note programs.

   Contractholder funds activity for the years ended December 31 is as follows:

                                                               2013      2012     2011
($ in millions)                                              --------  -------  -------
Balance, beginning of year.................................. $ 38,634  $41,669  $46,458
Deposits....................................................    2,338    2,180    1,869
Interest credited...........................................    1,268    1,296    1,592
Benefits....................................................   (1,521)  (1,454)  (1,454)
Surrenders and partial withdrawals..........................   (3,279)  (3,969)  (4,908)
Maturities of and interest payments on institutional
  products..................................................   (1,799)    (138)    (867)
Contract charges............................................   (1,032)    (995)    (962)
Net transfers from separate accounts........................       12       11       12
Fair value hedge adjustments for institutional products.....       --       --      (34)
Other adjustments...........................................      (72)      34      (37)
Classified as held for sale.................................  (10,945)      --       --
                                                             --------  -------  -------
Balance, end of year........................................ $ 23,604  $38,634  $41,669
                                                             ========  =======  =======

   The Company offered various guarantees to variable annuity contractholders. Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset for those contracts subject to reinsurance. In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

   Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The account balances of variable annuities contracts' separate accounts with guarantees included $5.20 billion and $5.23 billion of equity, fixed income and balanced mutual funds and $748 million and $721 million of money market mutual funds as of December 31, 2013 and 2012, respectively.

   The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                                December 31,
($ in millions)                                              -------------------
                                                               2013      2012
                                                             --------- ---------
In the event of death
   Separate account value................................... $   5,951 $   5,947
   Net amount at risk /(1)/................................. $     636 $   1,044
   Average attained age of contractholders..................  68 years  67 years
At annuitization (includes income benefit guarantees)
   Separate account value................................... $   1,463 $   1,416
   Net amount at risk /(2)/................................. $     252 $     418
   Weighted average waiting period until annuitization
     options available......................................      None      None
For cumulative periodic withdrawals
   Separate account value................................... $     488 $     532
   Net amount at risk /(3)/................................. $       9 $      16
Accumulation at specified dates
   Separate account value................................... $     732 $     811
   Net amount at risk /(4)/................................. $      27 $      50
   Weighted average waiting period until guarantee date.....   5 years   6 years

--------
/(1)/Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date. /(2)/Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
/(3)/Defined as the estimated current guaranteed minimum withdrawal balance
    (initial deposit) in excess of the current account balance as of the balance sheet date.
/(4)/Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

   The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract excess guarantee benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract excess guarantee benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future fund values, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the projected excess guaranteed minimum death benefit payments. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the projected account balance at the time of annuitization.

   Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.

   Guarantees related to the majority of withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

   The following table summarizes the liabilities for guarantees.

 ($ in millions)                      Liability
                                         for
                                      guarantees
                                      related to
                                        death               Liability for
                                       benefits  Liability   guarantees
                                         and        for      related to
                                      interest-  guarantees accumulation
                                      sensitive  related to      and
                                         life      income    withdrawal
                                       products   benefits    benefits    Total
                                      ---------- ---------- ------------- -----
 Balance, December 31, 2012 /(1)/....    $309       $235        $129      $673
    Less reinsurance recoverables....     113        220         125       458
                                         ----       ----        ----      ----
 Net balance as of December 31, 2012.     196         15           4       215
 Incurred guarantee benefits.........      83         (1)          5        87
 Paid guarantee benefits.............      (2)        --          --        (2)
                                         ----       ----        ----      ----
    Net change.......................      81         (1)          5        85
 Net balance as of December 31, 2013.     277         14           9       300
    Plus reinsurance recoverables....     100         99          56       255
                                         ----       ----        ----      ----
 Balance, December 31, 2013 /(2)/....    $377       $113        $ 65      $555
                                         ====       ====        ====      ====
 Balance, December 31, 2011 /(3)/....    $289       $191        $164      $644
    Less reinsurance recoverables....     116        175         162       453
                                         ----       ----        ----      ----
 Net balance as of December 31, 2011.     173         16           2       191
 Incurred guarantee benefits.........      25         (1)          2        26
 Paid guarantee benefits.............      (2)        --          --        (2)
                                         ----       ----        ----      ----
    Net change.......................      23         (1)          2        24
 Net balance as of December 31, 2012.     196         15           4       215
    Plus reinsurance recoverables....     113        220         125       458
                                         ----       ----        ----      ----
 Balance, December 31, 2012 /(1)/....    $309       $235        $129      $673
                                         ====       ====        ====      ====

--------
/(1)/Included in the total liability balance as of December 31, 2012 are reserves for variable annuity death benefits of $112 million, variable annuity income benefits of $221 million, variable annuity accumulation benefits of $86 million, variable annuity withdrawal benefits of $39 million and other guarantees of $215 million.
/(2)/Included in the total liability balance as of December 31, 2013 are reserves for variable annuity death benefits of $98 million, variable annuity income benefits of $99 million, variable annuity accumulation benefits of $43 million, variable annuity withdrawal benefits of $13 million and other guarantees of $302 million.
/(3)/Included in the total liability balance as of December 31, 2011 are reserves for variable annuity death benefits of $116 million, variable annuity income benefits of $175 million, variable annuity accumulation benefits of $105 million, variable annuity withdrawal benefits of $57 million and other guarantees of $191 million.

10. Reinsurance

   The Company reinsures certain of its risks to other insurers primarily under yearly renewable term, coinsurance and modified coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. Modified coinsurance is similar to coinsurance, except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company and settlements are made on a net basis between the companies.

   For certain term life insurance policies issued prior to October 2009, the Company ceded up to 90% of the mortality risk depending on the year of policy issuance under coinsurance agreements to a pool of fourteen unaffiliated reinsurers. Effective October 2009, mortality risk on term business is ceded under yearly renewable term agreements under which the Company cedes mortality in excess of its retention, which is consistent with how the Company generally reinsures its permanent life insurance business. The following table summarizes those retention limits by period of policy issuance.

                Period                            Retention limits
                ------                  -------------------------------------
 April 2011 through current             Single life: $5 million per life, $3
                                        million age 70 and over, and $10
                                        million for contracts that meet
                                        specific criteria Joint life: $8
                                        million per life, and $10 million for
                                        contracts that meet specific criteria

 July 2007 through March 2011           $5 million per life, $3 million age
                                        70 and over, and $10 million for
                                        contracts that meet specific criteria

 September 1998 through June 2007       $2 million per life, in 2006 the
                                        limit was increased to $5 million for
                                        instances when specific criteria were
                                        met

 August 1998 and prior                  Up to $1 million per life

   In addition, the Company has used reinsurance to effect the acquisition or disposition of certain blocks of business. The Company had reinsurance recoverables of $1.51 billion and $1.69 billion as of December 31, 2013 and 2012, respectively, due from Prudential related to the disposal of substantially all of its variable annuity business that was effected through reinsurance agreements. In 2013, premiums and contract charges of $120 million, contract benefits of $139 million, interest credited to contractholder funds of $22 million, and operating costs and expenses of $23 million were ceded to Prudential. In 2012, premiums and contract charges of $128 million, contract benefits of $91 million, interest credited to contractholder funds of $23 million, and operating costs and expenses of $25 million were ceded to Prudential. In 2011, premiums and contract charges of $152 million, contract benefits of $121 million, interest credited to contractholder funds of $20 million, and operating costs and expenses of $27 million were ceded to Prudential. In addition, as of December 31, 2013 and 2012 the Company had reinsurance recoverables of $156 million and $160 million, respectively, due from subsidiaries of Citigroup (Triton Insurance and American Health and Life Insurance) and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business in 2003.

   As of December 31, 2013, the gross life insurance in force was $540.16 billion of which $195.41 billion was ceded to the unaffiliated reinsurers.

   The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

                                                         2013    2012    2011
 ($ in millions)                                        ------  ------  ------
 Direct................................................ $2,093  $2,121  $2,229
 Assumed
    Affiliate..........................................    124     115     113
    Non-affiliate......................................     68      40      20
 Ceded-non-affiliate...................................   (618)   (654)   (730)
                                                        ------  ------  ------
        Premiums and contract charges, net of
          reinsurance.................................. $1,667  $1,622  $1,632
                                                        ======  ======  ======

   The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

                                                      2013    2012    2011
   ($ in millions)                                   ------  ------  ------
   Direct........................................... $1,805  $2,051  $2,036
   Assumed
      Affiliate.....................................     82      80      78
      Non-affiliate.................................     50      34      19
   Ceded-non-affiliate..............................   (331)   (644)   (631)
                                                     ------  ------  ------
          Contract benefits, net of reinsurance..... $1,606  $1,521  $1,502
                                                     ======  ======  ======

   The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

                                                      2013    2012    2011
    ($ in millions)                                  ------  ------  ------
    Direct.......................................... $1,240  $1,288  $1,614
    Assumed
       Affiliate....................................      9      10      10
       Non-affiliate................................     29      19      11
    Ceded-non-affiliate.............................    (27)    (28)    (27)
                                                     ------  ------  ------
           Interest credited to contractholder
             funds, net of reinsurance.............. $1,251  $1,289  $1,608
                                                     ======  ======  ======

   Reinsurance recoverables on paid and unpaid benefits as of December 31 are summarized in the following table.

                                               2013   2012
                    ($ in millions)           ------ ------
                    Annuities................ $1,648 $1,831
                    Life insurance...........  1,025  1,606
                    Long-term care insurance.     78  1,049
                    Other....................      3     84
                                              ------ ------
                       Total................. $2,754 $4,570
                                              ====== ======

   As of December 31, 2013 and 2012, approximately 92% and 95%, respectively, of the Company's reinsurance recoverables are due from companies rated A- or better by S&P.

11. Deferred Policy Acquisition and Sales Inducement Costs

   Deferred policy acquisition costs for the years ended December 31 are as follows:

                                                 2013    2012    2011
         ($ in millions)                        ------  ------  ------
         Balance, beginning of year............ $1,834  $2,165  $2,526
         Acquisition costs deferred............    254     262     241
         Amortization charged to income........   (240)   (324)   (430)
         Effect of unrealized gains and losses.    226    (269)   (172)
         Classified as held for sale...........   (743)     --      --
                                                ------  ------  ------
         Balance, end of year.................. $1,331  $1,834  $2,165
                                                ======  ======  ======

   DSI activity, which primarily relates to fixed annuities and interest-sensitive life contracts, for the years ended December 31 was as follows:

                                                   2013  2012  2011
            ($ in millions)                        ----  ----  ----
            Balance, beginning of year............ $ 41  $ 41  $ 86
            Sales inducements deferred............   24    22     7
            Amortization charged to income........   (7)  (14)  (23)
            Effect of unrealized gains and losses.   12    (8)  (29)
            Classified as held for sale...........  (28)   --    --
                                                   ----  ----  ----
            Balance, end of year.................. $ 42  $ 41  $ 41
                                                   ====  ====  ====

12. Guarantees and Contingent Liabilities

Guaranty funds

   Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company's policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile's statutory definition of insolvency and the amount of the loss is reasonably estimable. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2013 and 2012, the liability balance included in other liabilities and accrued expenses was $27 million and $40 million, respectively. The related premium tax offsets included in other assets were $31 million and $32 million as of December 31, 2013 and 2012, respectively.

Guarantees

   The Company owns certain fixed income securities that obligate the Company to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of specified credit events for the reference entities. In the event all such specified credit events were to occur, the Company's maximum amount at risk on these fixed income securities, as measured by the amount of the aggregate initial investment, was $4 million as of December 31, 2013. The obligations associated with these fixed income securities expire at various dates on or before March 11, 2018.

   Related to the disposal through reinsurance of substantially all of the Company's variable annuity business to Prudential in 2006, the Company and the Corporation have agreed to indemnify Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of the Company and liabilities specifically excluded from the transaction) that the Company has agreed to retain. In addition, the Company and the Corporation will each indemnify Prudential for certain post-closing liabilities that may arise from the acts of the Company and its agents, including in connection with the Company's provision of transition services. The reinsurance agreements contain no limitations or indemnifications with regard to insurance risk transfer, and transferred all of the future risks and responsibilities for performance on the underlying variable annuity contracts to Prudential, including those related to benefit guarantees. Management does not believe this agreement will have a material effect on results of operations, cash flows or financial position of the Company.

   In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

   The aggregate liability balance related to all guarantees was not material as of December 31, 2013.

Regulation and Compliance

   The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation, regulate the nature of and amount of investments, and otherwise expand overall regulation of insurance products and the insurance industry. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company's business, if any, are uncertain.

   The Company is currently being examined by certain states for compliance with unclaimed property laws. It is possible that this examination may result in additional payments of abandoned funds to states and to changes in the Company's practices and procedures for the identification of escheatable funds, which could impact benefit payments and reserves, among other consequences; however, it is not likely to have a material effect on the consolidated financial statements of the Company.

13. Income Taxes

   ALIC and its subsidiaries (the "Allstate Life Group") join with the Corporation (the "Allstate Group") in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group's annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return.

   The Internal Revenue Service ("IRS") is currently examining the Allstate Group's 2011 and 2012 federal income tax returns. The IRS has completed its examination of the Allstate Group's 2009 and 2010 federal income tax returns and issued a Revenue Agent's Report on April 15, 2013. The Allstate Group protested certain of the adjustments contained in the report and the case was forwarded to Appeals on June 13, 2013. The IRS has also completed its examinations of the Allstate Group's federal income tax returns for the years 2005-2008 and a final settlement for those years has been approved by the Joint Committee on Taxation. The Allstate Group's tax years prior to 2005 have been examined by the IRS and the statute of limitations has expired on those years. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

   The Company had no liability for unrecognized tax benefits as of December 31, 2013, 2012 or 2011, and believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties.

   The components of the deferred income tax assets and liabilities as of December 31 are as follows:

                                                             2013     2012
    ($ in millions)                                        -------  -------
    Deferred assets
    Sale of subsidiary.................................... $   196  $    27
    Difference in tax bases of investments................      44       53
    Other assets..........................................       6        1
                                                           -------  -------
       Total deferred assets..............................     246       81
    Deferred liabilities
    Unrealized net capital gains..........................    (501)    (883)
    DAC...................................................    (470)    (444)
    Life and annuity reserves.............................    (273)    (193)
    Other liabilities.....................................     (94)     (85)
                                                           -------  -------
       Total deferred liabilities.........................  (1,338)  (1,605)
           Net deferred liability before
             classification as held for sale..............  (1,092)  (1,524)
           Deferred taxes classified as held for sale.....    (151)      --
                                                           -------  -------
           Net deferred liability......................... $  (941) $(1,524)
                                                           =======  =======

   Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the Company's assessment that the deductions ultimately recognized for tax purposes will be fully utilized.

   The components of income tax expense for the years ended December 31 are as follows:

                                             2013  2012  2011
                   ($ in millions)           ----  ----  ----
                   Current.................. $ 71  $(82) $ 29
                   Deferred.................  (52)  261   196
                                             ----  ----  ----
                   Total income tax expense. $ 19  $179  $225
                                             ====  ====  ====

   The Company received refunds of $11 million and $58 million in 2013 and 2012, respectively, and paid income taxes of $72 million in 2011. The Company had current income tax payable of $5 million as of December 31, 2013 and current income tax receivable of $77 million as of December 31, 2012.

   A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                          2013    2012   2011
                                                        ------   -----  -----
 Statutory federal income tax rate - (benefit) expense.  (35.0)% 35.0 % 35.0 %
 Tax credits........................................... (181.8)   (3.8)  (1.4)
 Dividends received deduction..........................  (46.1)   (1.4)  (1.2)
 Adjustments to prior year tax liabilities.............  (14.1)   (0.3)  (0.2)
 Sale of subsidiary....................................  351.3      --     --
 State income taxes....................................   15.3      --    0.3
 Non-deductible expenses...............................    6.8     0.1     --
 Other.................................................    0.1      --     --
                                                        ------   -----  -----
    Effective income tax rate - expense................  96.5 %  29.6 % 32.5 %
                                                        ======   =====  =====

14. Capital Structure

Debt outstanding

   All of the Company's outstanding debt as of December 31, 2013 and 2012 relates to intercompany obligations. These obligations reflect notes due to related parties and are discussed in Note 5. The Company paid $27 million, $48 million and $97 million of interest on debt in 2013, 2012 and 2011, respectively.

15. Statutory Financial Information and Dividend Limitations

   ALIC and its insurance subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

   All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director. Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.

   Statutory net income (loss) of ALIC and its insurance subsidiaries was $447 million, $382 million and $(83) million in 2013, 2012 and 2011, respectively. Statutory capital and surplus was $2.88 billion and $3.38 billion as of December 31, 2013 and 2012, respectively.

Dividend Limitations

   The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the Illinois Department of Insurance ("IL DOI") is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. Based on the formula and absent the limitation discussed as follows, the maximum amount of dividends ALIC would be able to pay without prior IL DOI approval at a given point in time during 2014 is $258 million. However, any dividend must be paid out of unassigned surplus excluding unrealized appreciation from investments, which for ALIC totaled a deficit position of $504 million as of December 31, 2013. Therefore, ALIC is not able to pay dividends without prior IL DOI approval as of December 31, 2013. ALIC will be able to pay dividends without prior IL DOI approval when its unassigned surplus excluding unrealized appreciation from investments becomes positive.

   Under state insurance laws, insurance companies are required to maintain paid up capital of not less than the minimum capital requirement applicable to the types of insurance they are authorized to write. Insurance companies are also subject to risk-based capital ("RBC") requirements adopted by state insurance regulators. A company's

"authorized control level RBC" is calculated using various factors applied to certain financial balances and activity. Companies that do not maintain statutory capital and surplus at a level in excess of the company action level RBC, which is two times authorized control level RBC, are required to take specified actions. Company action level RBC is significantly in excess of the minimum capital requirements. Total statutory capital and surplus and authorized control level RBC of ALIC were $2.88 billion and $554 million, respectively, as of December 31, 2013. ALIC's insurance subsidiaries are included as a component of ALIC's total statutory capital and surplus.

Intercompany transactions

   Notification and approval of intercompany lending activities is also required by the IL DOI when ALIC does not have unassigned surplus and for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.

16. Benefit Plans

Pension and other postretirement plans

   Defined benefit pension plans, sponsored by the Corporation, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. The cost allocated to the Company for the pension plans was $51 million, $36 million and $22 million in 2013, 2012 and 2011, respectively.

   The Corporation has reserved the right to modify or terminate its benefit plans at any time and for any reason.

Allstate 401(k) Savings Plan

   Employees of AIC are eligible to become members of the Allstate 401(k) Savings Plan ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and certain performance measures. The cost allocated to the Company for the Allstate Plan was $6 million, $6 million and $5 million in 2013, 2012 and 2011, respectively.

17. Other Comprehensive Income

   The components of other comprehensive (loss) income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

                               2013                  2012                  2011
($ in millions)        --------------------  --------------------  --------------------
                         Pre-         After-  Pre-          After-  Pre-          After-
                         tax     Tax   tax    tax     Tax    tax    tax     Tax    tax
                       -------  ----  ------ ------  -----  ------ ------  -----  ------
Unrealized net
  holding gains
  and losses
  arising during
  the period, net
  of related offsets.. $(1,047) $367  $(680) $1,180  $(414)  $766  $1,001  $(350)  $651
Less:
  reclassification
  adjustment of
  realized capital
  gains and losses....      42   (15)    27     (84)    29    (55)    579   (203)   376
                       -------  ----  -----  ------  -----   ----  ------  -----   ----
Unrealized net
  capital gains and
  losses..............  (1,089)  382   (707)  1,264   (443)   821     422   (147)   275
Unrealized foreign
  currency translation
  adjustments.........       3    (1)     2      --     --     --      (2)     1     (1)
                       -------  ----  -----  ------  -----   ----  ------  -----   ----
Other comprehensive
  (loss) income....... $(1,086) $381  $(705) $1,264  $(443)  $821  $  420  $(146)  $274
                       =======  ====  =====  ======  =====   ====  ======  =====   ====

18. Quarterly Results (unaudited)

                   First Quarter Second Quarter Third Quarter Fourth Quarter
($ in millions)    ------------- -------------  ------------  -------------
                    2013   2012   2013    2012   2013    2012  2013    2012
                   ------ ------ ------  ------ ------   ---- ------  ------
Revenues.......... $1,049 $1,052 $1,087  $1,065 $1,016   $970 $1,076  $1,116
Net income (loss).    109     83    150      98   (394)   103     97     142

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company
Northbrook, Illinois 60062

We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the "Company"), an affiliate of The Allstate Corporation, as of December 31, 2013 and 2012, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2013. Our audits also included the consolidated financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company and subsidiaries as of December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2013, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 5, 2014

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      SCHEDULE I - SUMMARY OF INVESTMENTS
                   OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2013

                                                                 Amount at
                                               Cost/            which shown
                                             amortized  Fair      in the
                                               cost     value  Balance Sheet
($ in millions)                              --------- ------- -------------
Type of investment
Fixed maturities:
   Bonds:...................................
       United States government,
         government agencies and
         authorities........................  $   678  $   766    $   766
       States, municipalities and
         political subdivisions.............    3,135    3,304      3,304
       Foreign governments..................      715      792        792
       Public utilities.....................    4,810    5,143      5,143
       Convertibles and bonds with
         warrants attached..................      139      106        106
       All other corporate bonds............   15,448   16,067     16,067
   Asset-backed securities..................    1,011    1,007      1,007
   Residential mortgage-backed
     securities.............................      752      790        790
   Commercial mortgage-backed securities....      724      764        764
   Redeemable preferred stocks..............       15       17         17
                                              -------  -------    -------
       Total fixed maturities...............   27,427  $28,756     28,756
                                                       =======
Equity securities:
   Common stocks:...........................
       Public utilities.....................       34  $    34         34
       Banks, trusts and insurance
         companies..........................       19       20         20
       Industrial, miscellaneous and
         all other..........................      511      595        595
   Nonredeemable preferred stocks...........        1        1          1
                                              -------  -------    -------
       Total equity securities..............      565  $   650        650
                                                       =======
Mortgage loans on real estate...............    4,173  $ 4,300      4,173
                                                       =======
Real estate (includes $19 acquired in
  satisfaction of debt).....................       46                  46
Policy loans................................      623                 623
Derivative instruments......................      265  $   266        266
                                                       =======
Limited partnership interests...............    2,064               2,064
Other long-term investments.................      776                 776
Short-term investments......................      590  $   590        590
                                              -------  -------    -------
       Total investments....................  $36,529             $37,944
                                              =======             =======

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV - REINSURANCE

                                        Ceded to                      Percentage
                                          other    Assumed            of amount
                                Gross   companies from other   Net     assumed
                                amount    /(1)/   companies   amount    to net
($ in millions)                -------- --------- ---------- -------- ----------
Year ended December 31, 2013
Life insurance in force....... $512,105 $195,414   $28,060   $344,751     8.1%
                               ======== ========   =======   ========
Premiums and contract charges:
   Life insurance............. $  1,969 $    532   $   125   $  1,562     8.0%
   Accident and health
     insurance................      124       86        67        105    63.8%
                               -------- --------   -------   --------
Total premiums and contract
  charges..................... $  2,093 $    618   $   192   $  1,667    11.5%
                               ======== ========   =======   ========
Year ended December 31, 2012
Life insurance in force....... $505,436 $208,967   $28,211   $324,680     8.7%
                               ======== ========   =======   ========
Premiums and contract charges:
   Life insurance............. $  1,978 $    550   $    95   $  1,523     6.2%
   Accident and health
     insurance................      143      104        60         99    60.6%
                               -------- --------   -------   --------
Total premiums and contract
  charges..................... $  2,121 $    654   $   155   $  1,622     9.6%
                               ======== ========   =======   ========
Year ended December 31, 2011
Life insurance in force....... $504,176 $221,372   $22,108   $304,912     7.3%
                               ======== ========   =======   ========
Premiums and contract charges:
   Life insurance............. $  2,072 $    610   $    72   $  1,534     4.7%
   Accident and health
     insurance................      157      120        61         98    62.2%
                               -------- --------   -------   --------
Total premiums and contract
  charges..................... $  2,229 $    730   $   133   $  1,632     8.1%
                               ======== ========   =======   ========

--------
/(1)/No reinsurance or coinsurance income was netted against premium ceded in 2013, 2012 or 2011.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
           SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS

                                             Additions
($ in millions)                          ------------------
                                Balance  Charged                       Balance
                                 as of   to costs                       as of
                               beginning   and      Other              end of
Description                    of period expenses additions Deductions period
-----------                    --------- -------- --------- ---------- -------
Year ended December 31, 2013
Allowance for estimated
  losses on mortgage loans....    $42      $(11)     $--       $10       $21
Year ended December 31, 2012
Allowance for estimated
  losses on mortgage loans....    $63      $ (5)     $--       $16       $42
Year ended December 31, 2011
Allowance for estimated
  losses on mortgage loans....    $84      $ 33      $--       $54       $63

                                     PART C
                               OTHER INFORMATION

Item 24.Financial Statements and Exhibits

 (a) Financial Statements

The consolidated financial statements of Allstate Life Insurance Company ("Allstate Life" or "Depositor") and the financial statements of Allstate Financial Advisors Separate Account I, which are comprised of the underlying financial statements of the Sub-accounts ("Separate Account") are filed herewith in Part B of this Registration Statement.

 (b) Exhibits

Exhibit
Number  Description
------- ----------------------------------------------------------------------

    1. Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I. (Incorporated herein by reference to Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999).

    2.   Not Applicable.

   3(a) Underwriting Agreement between Allstate Life Insurance Company and Allstate Distributors, L.L.C. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated April 27, 2000.)

   3(b) Form of Selling Agreement. Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 333-141909) dated June 20, 2007.

   4(a) Form of Individual Flexible Premium Deferred Variable Annuity. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

   4(b) Form of Schedule - L Series. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

   4(c) Form of Schedule - X Series. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

   4(d) Form of Longevity Credit Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

   4(e) Form of Medically Related Surrender Provision Endorsement. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

   4(f) Form of Enhanced Dollar Cost Averaging Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

   4(g) Form of Enhanced Dollar Cost Averaging Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

   4(h) Form of Periodic Value Death Benefit Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

   4(i) Form of Periodic Value Death Benefit Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

   4(j) Form of Combination Roll-Up Value And Periodic Value Death Benefit Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

   4(k) Form of Combination Roll-Up Value And Periodic Value Death Benefit Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(l) Form of Guaranteed Minimum Income Benefit Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(m) Form of Guaranteed Minimum Income Benefit Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(n) Form of TrueIncome Benefit Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(o) Form of TrueIncome Benefit Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (File No.
       333-141909) dated April 5, 2007.

4(p) Form of TrueIncome - Spousal Benefit Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(q)   Form of TrueIncome - Spousal Benefit Schedule Supplement.
       Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(r) Form of TrueIncome - Highest Daily Benefit Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(s) Form of TrueIncome - Highest Daily Benefit Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(t) Form of Individual Retirement Annuity Endorsement. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(u)   Form of Roth Individual Retirement Annuity Endorsement.
       Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(v) Form of TrueIncome - Highest Daily Benefit Rider (enhanced). Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated September 28, 2007.

4(w)   Form of TrueAccumulation - Highest Daily Benefit Rider.
       Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated February 12, 2008.

4(x)   Form of TrueAccumulation - Highest Daily Benefit Schedule
       Supplement. Incorporated herein by reference to Form N-4
       Registration Statement (File No. 333-141909) dated February 12,
       2008.

4(y) Form of TrueIncome - Highest Daily 7 Benefit Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated February 12, 2008.

4(z) Form of TrueIncome - Highest Daily 7 Benefit Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated February 12, 2008.

4(aa) TrueIncome - Highest Daily Schedule Supplement. Incorporated herein by reference to Post-Effective Amendment No. 13 to Form N-4 Registration Statement (File Nos. 333-141909 and 811-09327) dated March 1, 2010.

4(ab) TrueIncome - Highest Daily 7 Schedule Supplement. Incorporated herein by reference to Post-Effective Amendment No. 13 to Form N-4 Registration Statement (File Nos. 333-141909 and 811-09327) dated March 1, 2010.

4(ac) TrueAccumulation - Highest Daily Schedule Supplement. Incorporated herein by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File Nos. 333-141909 and 811-09327) dated November 13, 2009.

4(ad) TrueAccumulation - Highest Daily Benefit Schedule Supplement (A-SCH-HDGROCAP(11/09)((8/10)). Incorporated herein by reference to Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File Nos. 333-141909 and 811-09327) dated August 3, 2010.

 5. Form of Application for Allstate RetirementAccess Variable Annuity contract. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

6(a) Articles of Incorporation of Allstate Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 9 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated April 20, 2001.)

6(b) Amended and Restated By-laws of Allstate Life Insurance Company. (Incorporated herein by reference to Depositor's Form 8-K (File No. 0-31248) dated March 20, 2007.)

 7. Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-141909) dated June 20, 2007.

8(a) Participation Agreement among Allstate Life Insurance Company, Advanced Series Trust, AST Investment Services, Inc. and Prudential Investments LLC. Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-141909) dated June 20, 2007.

8(b) Participation Agreement among Allstate Life Insurance Company, ProFunds, and ProFund Advisors LLC. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 25, 2008.

8(c) Participation Agreement between Allstate Life Insurance Company and Franklin Templeton Variable Insurance Products Trust. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 25, 2008.

9(a)  Opinion and Consent of Michael J. Velotta, Senior Vice President,
      Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered. Incorporated herein by reference to Form N-4 Registration Statement (File No.
      333-141909) dated February 12, 2008.

 (b)  Opinion and Consent of Susan L. Lees, Senior Vice President, General
      Counsel and Secretary of Allstate Life Insurance Company regarding the legality of the securities being registered. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated
      February 26, 2009.

10.   Consent of independent registered public accounting firm. Filed herewith.

11.   Not Applicable.

12.   Not Applicable.

13.   Powers of Attorney for Michael S. Downing, Harry R. Miller, Don Civgin,
      Angela K. Fontana, Judith P. Greffin, Wilford J. Kavanaugh, Jesse E.
      Merten, Samuel J. Pilch, John C. Pintozzi, Steven E. Shebik, Thomas J.
      Wilson, and Matthew E. Winter. Filed herewith.

Item 25.Directors and Officers of the Depositor

Name and Principal Business Address     Positions and Offices with Depositor
-----------------------------------     --------------------------------------
Michael S. Downing                      Director and Senior Vice President

Don Civgin                              Director, President and Chief
                                        Executive Officer

Judith P. Greffin                       Director, Executive Vice President and
                                        Chief Investment Officer

Angela K. Fontana                       Director, Vice President, General
                                        Counsel and Secretary

Jesse E. Merten                         Director, Senior Vice President and
                                        Chief Financial Officer

Samuel H. Pilch                         Director, Senior Group Vice President
                                        and Controller

John C. Pintozzi                        Director

Steven E. Shebik                        Director

Thomas J. Wilson                        Director and Chairman of the Board

Matthew E. Winter                       Director

Wilford J. Kavanaugh                    Director and Senior Vice President

Harry R. Miller                         Director, Senior Vice President and
                                        Chief Risk Officer

P. Kelly Noll                           Senior Vice President and Chief
                                        Privacy Officer

D. Scott Harper                         Senior Vice President and Assistant
                                        Treasurer

Jeffrey J. McRae                        Senior Vice President and Assistant
                                        Treasurer

Mario Rizzo                             Senior Vice President and Treasurer

Mary J. McGinn                          Senior Vice President and Assistant
                                        Secretary

Tracy M. Kirchoff                       Chief Compliance Officer

Errol Cramer                            Vice President and Appointed Actuary

Randal DeCoursey                        Vice President

Sarah R. Donahue                        Vice President

Lisa J. Flanary                         Vice President

Maribel V. Gerstner                     Vice President

Atif J. Ijaz                            Vice President

Mario Imbarrato                         Vice President

Steven M. Miller                        Vice President

P. John Rugel                           Vice President

Elliot A. Stultz                        Assistant Secretary

Jennifer M. Hager                       Assistant Secretary

Lisette S. Willemsen                    Assistant Secretary

 The principal business address of the officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

Item 26.Persons Controlled By or Under Common Control With Depositor or
        Registrant

Information in response to this item is incorporated by reference to the Form 10-K Annual Report of The Allstate Corporation filed February 20, 2014 (File #001-11840).

Item 27.Number of Contract Owners

As of February 28, 2014, there were 469 Qualified contract owners and 273 Non-Qualified contract owners.

Item 28.Indemnification

 The by-laws of Allstate Life provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.

 Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29A.Relationship of Principal Underwriter to Other Investment Companies

 Allstate Distributors, LLC ("Allstate Distributors") serves as principal underwriter to the following affiliated investment companies:

   Allstate Financial Advisors Separate Account I

   Allstate Life of New York Separate Account A

Item 29B.Principal Underwriter

 The directors and officers of Allstate Distributors, the principal underwriter, are as follows:

 Name and Principal Business Address*
 of Each Such Person                     Positions and Offices with Underwriter
 --------------------------------------  --------------------------------------

 Wilford J. Kavanaugh                    Manager and Chairman of the Board

 Lisa J. Flanary                         Manager and President

 Angela K. Fontana                       Manager and Assistant Secretary

 Richard Eells                           Senior Vice President

 Stanley G. Shelley                      Senior Vice President

 Mark Sutton                             Senior Vice President

 P. Kelly Noll                           Senior Vice President and Chief
                                         Privacy Officer

 Marian Goll                             Vice President and Treasurer

 Sarah R. Donahue                        Vice President

 Maribel V. Gerstner                     Manager and Vice President

 D. Scott Harper                         Senior Vice President and Assistant
                                         Treasurer

 Jeffrey J. McRae                        Senior Vice President and Assistant
                                         Treasurer

 Allen R. Reed                           Vice President, General Counsel and
                                         Secretary

 Mario Rizzo                             Senior Vice President and Assistant
                                         Treasurer

 Dana Goldstein                          Chief Compliance Officer

 Mary J. McGinn                          Assistant Secretary

 * The principal business address of the foregoing officers and directors is 3100 Sanders Road, Northbrook, IL 60062.

Item 29C.Compensation of Principal Underwriter

         (1)                 (2)            (3)            (4)         (5)
                                      Net Underwriting
   Name of Principal    Discounts and Compensation on   Brokerage
     Underwriter         Commissions     Redemption    Commissions Compensation
 ---------------------- ------------- ---------------- ----------- ------------
 Allstate Distributors       N/A            N/A            $0          N/A

Item 30.Location of Accounts and Records

 The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder are currently maintained by the Administrator, The Prudential Insurance Company of America, at its processing center in Fort Washington, Pennsylvania.

Item 31.Management Services

 None.

Item 32.Undertakings

 Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a toll-free number included in the prospectus that the applicant can use to request for a Statement of Additional Information. Finally, Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Item 33.Representations Pursuant To Section 403(b) Of The Internal Revenue Code

 Allstate Life represents that it is relying upon the letter, dated
 November 28, 1988, from the Commission staff to the American Council of Life Insurance and that it intends to comply with the provisions of paragraphs 1-4 of that letter.

Item 34.Representation Regarding Contract Expenses

 Allstate Life represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate Life under the Contracts.

                                   SIGNATURES

 As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 14/th/ day of April, 2014.



                                         ALLSTATE FINANCIAL ADVISORS
                                              SEPARATE ACCOUNT I
                                                 (REGISTRANT)

                        By:            ALLSTATE LIFE INSURANCE COMPANY

                        By:                 /s/ Angela K. Fontana
                              --------------------------------------------------
                                              Angela K. Fontana
                                     Vice President, General Counsel and
                                                  Secretary

                        By:            ALLSTATE LIFE INSURANCE COMPANY
                                                 (DEPOSITOR)

                                            /s/ Angela K. Fontana
                              --------------------------------------------------
                                              Angela K. Fontana
                                Vice President, General Counsel and Secretary

 As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on the 14/th/ day of April, 2014.


 */DON CIVGIN             Director, President and Chief Executive Officer
------------------------  (Principal Executive Officer)
 Don Civgin

 */THOMAS J. WILSON       Director and Chairman of the Board
------------------------
 Thomas J. Wilson

 */MICHAEL S. DOWNING     Director and Senior Vice President
------------------------
 Michael S. Downing

 /s/ ANGELA K. FONTANA    Director, Vice President, General Counsel and
------------------------  Secretary
 Angela K. Fontana

 */JUDITH P. GREFFIN      Director, Executive Vice President and Chief
------------------------  Investment Officer
 Judith P. Greffin

 */WILFORD J. KAVANAUGH   Director and Senior Vice President
------------------------
 Wilford J. Kavanaugh

 */JESSE E. MERTEN        Director, Senior Vice President and Chief
------------------------  Financial Officer (Principal Financial Officer)
 Jesse E. Merten

 */HARRY R. MILLER        Director, Senior Vice President and Chief Risk
------------------------  Officer
 Harry R. Miller

 */SAMUEL H. PILCH        Director, Senior Group Vice President and
------------------------  Controller
 Samuel H. Pilch          (Principal Accounting Officer)

 */JOHN C. PINTOZZI       Director
------------------------
 John C. Pintozzi

 */STEVEN E. SHEBIK       Director
------------------------
 Steven E. Shebik

 */MATTHEW E. WINTER       Director
------------------------
 Matthew E. Winter

 */ By: Angela K. Fontana, pursuant to Power of Attorney, filed herewith.

                                 Exhibit Index

Exhibit No.  Exhibit
-----------  -----------------------------------------------------------------

    10       Consent of Independent Registered Public Accounting Firm

    13 Powers of Attorney for Michael S. Downing, Harry R. Miller, Don Civgin, Angela K. Fontana, Judith P. Greffin, Wilford J. Kavanaugh, Jesse E. Merten, Samuel J. Pilch, John C. Pintozzi, Steven E. Shebik, Thomas J. Wilson, and Matthew E. Winter.